UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08894

JNL SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2019 – June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless:    1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com    I consent to receive by electronic delivery: ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements    (Variable Products only) This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence. Please write legibly. Fold Here Signature: Date:    Signature: Date:    E-mail address:    I (We) will notify Jackson of any change to this e-mail address. Name:    Address:    City: State: ZIP:    Policy Number Owner’s State of Residence    Phone Number    The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. VADV6414 07/19 Tape Here SEMI-ANNUAL REPORT (UNAUDITED) For the period ending June 30, 2019 JNL Series Trust    Master Feeder Funds and Funds of Funds Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www. jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following: Mailing in the postage-paid card on the cover of this report;    Calling 1-866-349-4564; or    Signing up on www.jackson.com Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson. Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately. Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL F RI TS -C AL SS MA LI PERMIT NO. 600 L NA IS NG MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068    LANSING MI 48909- Fold Here This report is for the general information of qualified plan participants, as well as contract/policy owners of the PerspectiveSM, Perspective II®, Perspective AdvisorsSM Perspective AdvisorySM, Perspective Advisory (New York), Perspective Advisory II®, Perspective Advisory II (New York), Perspective Advisors IISM, Perspective L Series, Perspective Rewards® CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Private Wealth ShieldSM, Fifth Third Perspective, Retirement Latitudes®, Elite Access AdvisorySM, Elite Access Advisory (New York), Elite Access Advisory IISM (New York), Elite Access®, Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

June 30, 2019

JNL Series Trust Master Feeder Funds and Funds of Funds including: JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Global Bond Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund, JNL/American Funds® New World Fund, JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL Institutional Alt 25 Fund, JNL Institutional Alt 50 Fund, JNL/American Funds Growth Allocation Fund, JNL/American Funds Moderate Growth Allocation Fund, JNL/DFA Growth Allocation Fund, JNL/DFA Moderate Growth Fund, JNL Aggressive Growth Allocation Fund, JNL Growth Allocation Fund, JNL Moderate Growth Allocation Fund, JNL/Mellon Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/Vanguard US Stock Market Index Fund, JNL/Vanguard International Stock Market Index Fund, JNL/Vanguard Global Bond Market Index Fund

JNL Series Trust Supplements to Prospectus

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2019

JNL/American Funds Balanced Fund

Composition as of June 30, 2019:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Blue Chip Income and Growth Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds Capital Income Builder Fund

Composition as of June 30, 2019:
Global Balanced	100.0%
Total Investments	100.0%

JNL/American Funds Global Bond Fund

Composition as of June 30, 2019:
Global Fixed Income	100.0%
Total Investments	100.0%

JNL/American Funds Global Small Capitalization Fund

Composition as of June 30, 2019:
Global Equity	100.0%
Total Investments	100.0%

JNL/American Funds Growth-Income Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/American Funds International Fund

Composition as of June 30, 2019:
International Equity	100.0%
Total Investments	100.0%

JNL/American Funds New World Fund

Composition as of June 30, 2019:
Emerging Markets Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Capital Growth Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Equity Income Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/Vanguard International Fund

Composition as of June 30, 2019:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard Small Company Growth Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL Institutional Alt 25 Fund

Composition as of June 30, 2019:
Domestic Equity	25.3%
Alternative	24.9
Domestic Fixed Income	20.4
International Equity	12.1
Global Equity	6.3
Emerging Markets Equity	5.5
Emerging Markets Fixed Income	3.0
Global Fixed Income	2.5
Total Investments	100.0%

JNL Institutional Alt 50 Fund

Composition as of June 30, 2019:
Alternative	49.9%
Domestic Fixed Income	16.7
Domestic Equity	15.6
International Equity	6.3
Global Equity	3.8
Emerging Markets Equity	3.5
Emerging Markets Fixed Income	2.2
Global Fixed Income	2.0
Total Investments	100.0%

JNL/American Funds Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	38.9%
Global Equity	27.3
Domestic Fixed Income	19.0
Emerging Markets Equity	7.3
International Equity	5.0
Emerging Markets Fixed Income	2.5
Total Investments	100.0%

JNL/American Funds Moderate Growth Allocation

Composition as of June 30, 2019:
Domestic Fixed Income	36.9%
Domestic Equity	30.1
Global Equity	19.3
International Equity	5.0
Emerging Markets Equity	4.6
Emerging Markets Fixed Income	4.1
Total Investments	100.0%

JNL/DFA Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	45.3%
Domestic Fixed Income	20.0
International Equity	19.4
Emerging Markets Equity	11.4
Alternative	3.9
Total Investments	100.0%

JNL/DFA Moderate Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Fixed Income	40.2%
Domestic Equity	35.6
International Equity	14.1
Emerging Markets Equity	8.1
Alternative	2.0
Total Investments	100.0%

JNL Aggressive Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	47.6%
International Equity	22.7
Global Equity	10.8
Emerging Markets Equity	10.5
Alternative	3.9
Domestic Fixed Income	3.5
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

JNL Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	37.5%
International Equity	20.2
Domestic Fixed Income	13.4
Emerging Markets Equity	9.2
Global Equity	7.8
Alternative	4.2
Domestic Balanced	4.0
Emerging Markets Fixed Income	2.3
Global Fixed Income	1.4
Total Investments	100.0%

JNL Moderate Growth Allocation Fund

Composition as of June 30, 2019:
Domestic Fixed Income	28.9%
Domestic Equity	24.4
International Equity	14.2
Domestic Balanced	10.3
Emerging Markets Equity	6.5
Global Equity	4.7
Alternative	4.5
Emerging Markets Fixed Income	3.3
Global Fixed Income	3.2
Total Investments	100.0%

JNL/Mellon Index 5 Fund

Composition as of June 30, 2019:
Domestic Equity	60.2%
International Equity	20.0
Domestic Fixed Income	19.8
Total Investments	100.0%

JNL/S&P 4 Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

JNL/S&P Managed Aggressive Growth Fund

Composition as of June 30, 2019:
Domestic Equity	67.7%
International Equity	9.7
Domestic Fixed Income	6.6
Global Equity	6.5
Emerging Markets Equity	4.8
Alternative	3.7
Emerging Markets Fixed Income	1.0
Total Investments	100.0%

JNL/S&P Managed Conservative Fund

Composition as of June 30, 2019:
Domestic Fixed Income	66.8%
Domestic Equity	15.3
Global Fixed Income	8.9
International Equity	3.0
Alternative	3.0
Emerging Markets Fixed Income	2.0
Global Equity	1.0
Total Investments	100.0%

JNL/S&P Managed Growth Fund

Composition as of June 30, 2019:
Domestic Equity	61.1%
Domestic Fixed Income	15.9
International Equity	7.5
Global Equity	6.0
Alternative	3.8
Emerging Markets Equity	3.7
Emerging Markets Fixed Income	2.0
Total Investments	100.0%

JNL/S&P Managed Moderate Fund

Composition as of June 30, 2019:
Domestic Fixed Income	46.6%
Domestic Equity	30.9
Global Fixed Income	8.6
International Equity	5.6

See accompanying Notes to Financial Statements.

2

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited) Schedules of Investments June 30, 2019

Alternative	3.4
Emerging Markets Fixed Income	2.1
Emerging Markets Equity	1.5
Global Equity	1.3
Total Investments	100.0%

JNL/S&P Managed Moderate Growth Fund

Composition as of June 30, 2019:
Domestic Equity	44.9%
Domestic Fixed Income	31.1
International Equity	6.5
Global Fixed Income	5.0
Alternative	4.0
Global Equity	3.7
Emerging Markets Equity	2.7
Emerging Markets Fixed Income	2.1
Total Investments	100.0%

JNL/Vanguard Global Bond Market Index Fund

Composition as of June 30, 2019:
Domestic Fixed Income	50.0%
International Fixed Income	50.0
Total Investments	100.0%

JNL/Vanguard International Stock Market Index Fund

Composition as of June 30, 2019:
International Equity	100.0%
Total Investments	100.0%

JNL/Vanguard US Stock Market Index Fund

Composition as of June 30, 2019:
Domestic Equity	100.0%
Total Investments	100.0%

See accompanying Notes to Financial Statements.

3

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	58,825	1,326,513
Total Investment Companies (cost $1,355,595)		1,326,513
Total Investments 100.0% (cost $1,355,595)		1,326,513
Other Assets and Liabilities, Net (0.0)%		(312)
Total Net Assets 100.0%		1,326,201

(a)  Investment in affiliate.

JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	251,878	3,176,185
Total Investment Companies (cost $3,299,350)		3,176,185
Total Investments 100.0% (cost $3,299,350)		3,176,185
Other Assets and Liabilities, Net (0.0)%		(951)
Total Net Assets 100.0%		3,175,234

(a)  Investment in affiliate.

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	7,007	71,118
Total Investment Companies (cost $69,273)		71,118
Total Investments 100.0% (cost $69,273)		71,118
Other Assets and Liabilities, Net (0.0)%		(19)
Total Net Assets 100.0%		71,099

(a)  Investment in affiliate.

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,729	504,091
Total Investment Companies (cost $497,296)		504,091
Total Investments 100.0% (cost $497,296)		504,091
Other Assets and Liabilities, Net (0.0)%		(133)
Total Net Assets 100.0%		503,958

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	29,187	715,957
Total Investment Companies (cost $710,798)		715,957
Total Investments 100.0% (cost $710,798)		715,957
Other Assets and Liabilities, Net (0.0)%		(193)
Total Net Assets 100.0%		715,764

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	153,293	7,249,240
Total Investment Companies (cost $7,076,904)		7,249,240
Total Investments 100.0% (cost $7,076,904)		7,249,240
Other Assets and Liabilities, Net (0.0)%		(2,442)
Total Net Assets 100.0%		7,246,798

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	96,877	1,913,329
Total Investment Companies (cost $1,910,522)		1,913,329
Total Investments 100.0% (cost $1,910,522)		1,913,329
Other Assets and Liabilities, Net (0.0)%		(624)
Total Net Assets 100.0%		1,912,705

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	58,590	1,407,321
Total Investment Companies (cost $1,321,905)		1,407,321
Total Investments 100.0% (cost $1,321,905)		1,407,321
Other Assets and Liabilities, Net (0.0)%		(473)
Total Net Assets 100.0%		1,406,848

(a)  Investment in affiliate.

JNL/Vanguard Capital Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (a)	9,639	348,550
Total Investment Companies (cost $348,365)		348,550
Total Investments 100.0% (cost $348,365)		348,550
Other Assets and Liabilities, Net (0.0)%		(95)
Total Net Assets 100.0%		348,455

(a)  Investment in affiliate.

JNL/Vanguard Equity Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Equity Income Portfolio (a)	12,760	283,276
Total Investment Companies (cost $289,038)		283,276
Total Investments 100.0% (cost $289,038)		283,276
Other Assets and Liabilities, Net (0.0)%		(77)
Total Net Assets 100.0%		283,199

(a)  Investment in affiliate.

JNL/Vanguard International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Variable Insurance Fund - International Portfolio (a)	22,383	586,429
Total Investment Companies (cost $615,684)		586,429
Total Investments 100.0% (cost $615,684)		586,429
Other Assets and Liabilities, Net (0.0)%		(159)
Total Net Assets 100.0%		586,270

(a)  Investment in affiliate.

JNL/Vanguard Small Company Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (a)	14,567	313,915
Total Investment Companies (cost $344,767)		313,915
Total Investments 100.0% (cost $344,767)		313,915
Other Assets and Liabilities, Net (0.0)%		(110)
Total Net Assets 100.0%		313,805

(a)  Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

4

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL Institutional Alt 25 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 25.3%
JNL Multi-Manager Mid Cap Fund - Class I (10.8%) (a)	9,324	123,638
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,067	34,409
JNL Multi-Manager Small Cap Value Fund - Class I (3.9%) (a)	3,630	47,699
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.6%) (a)	7,660	116,425
JNL/Morningstar Wide Moat Index Fund - Class I (20.2%) (a)	10,087	109,650
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,304	109,239
JNL/T. Rowe Price Value Fund - Class I (2.6%) (a)	6,859	116,397
JNL/The London Company Focused U.S. Equity Fund - Class I (53.3%) (a)	2,528	34,308
		691,765
Alternative 24.9%
JNL Multi-Manager Alternative Fund - Class I (14.2%) (a)	16,320	170,379
JNL/AQR Managed Futures Strategy Fund - Class I (9.6%) (a)	1,728	13,410
JNL/Boston Partners Global Long Short Equity Fund - Class I (26.1%) (a)	10,842	108,742
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (24.2%) (a)	5,642	54,389
JNL/First State Global Infrastructure Fund - Class I (5.2%) (a)	3,557	53,883
JNL/Heitman U.S. Focused Real Estate Fund - Class I (21.4%) (a)	3,545	39,668
JNL/JPMorgan Hedged Equity Fund - Class I (26.3%) (a)	6,659	68,259
JNL/Neuberger Berman Commodity Strategy Fund - Class I (30.5%) (a)	3,135	34,145
JNL/Neuberger Berman Currency Fund - Class I (27.4%) (a)	2,035	20,309
JNL/Nicholas Convertible Arbitrage Fund - Class I (17.9%) (a)	2,589	27,187
JNL/Westchester Capital Event Driven Fund - Class I (28.4%) (a)	8,380	88,154
		678,525
Domestic Fixed Income 20.4%
JNL/Crescent High Income Fund - Class I (6.8%) (a)	4,495	47,600
JNL/DoubleLine Core Fixed Income Fund - Class I (2.5%) (a)	6,641	95,368
JNL/DoubleLine Total Return Fund - Class I (7.8%) (a)	17,699	196,985
JNL/PIMCO Income Fund - Class I (6.5%) (a)	8,263	88,584
JNL/PIMCO Real Return Fund - Class I (1.5%) (a)	2,622	27,240
JNL/PPM America Total Return Fund - Class I (5.5%) (a)	5,519	68,213
JNL/Scout Unconstrained Bond Fund - Class I (9.2%) (a)	3,398	33,946
		557,936
International Equity 12.1%
JNL Multi-Manager International Small Cap Fund - Class I (19.9%) (a)	5,707	54,789
JNL/Causeway International Value Select Fund - Class I (9.1%) (a)	8,727	137,013
JNL/WCM Focused International Equity Fund - Class I (9.4%) (a)	8,541	137,341
		329,143
Global Equity 6.3%
JNL/Harris Oakmark Global Equity Fund - Class I (11.0%) (a)	9,007	96,284
JNL/Loomis Sayles Global Growth Fund - Class I (25.1%) (a)	6,820	75,017
		171,301
Emerging Markets Equity 5.5%
JNL/GQG Emerging Markets Equity Fund - Class I (14.5%) (a)	7,042	75,422
JNL/Lazard Emerging Markets Fund - Class I (4.3%) (a)	3,350	34,040
	Shares	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.1%) (a)	4,020	40,681
		150,143
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.0%) (a)	7,147	81,970
Global Fixed Income 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.3%) (a)	6,022	67,867
Total Investment Companies (cost $2,631,012)		2,728,650
Total Investments 100.0% (cost $2,631,012)		2,728,650
Other Assets and Liabilities, Net (0.0)%		(612)
Total Net Assets 100.0%		2,728,038

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Institutional Alt 50 Fund
INVESTMENT COMPANIES 100.0%
Alternative 49.9%
JNL Multi-Manager Alternative Fund - Class I (23.6%) (a)	27,032	282,218
JNL/AQR Managed Futures Strategy Fund - Class I (16.2%) (a)	2,918	22,642
JNL/Boston Partners Global Long Short Equity Fund - Class I (45.5%) (a)	18,889	189,461
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I (46.0%) (a)	10,736	103,498
JNL/First State Global Infrastructure Fund - Class I (9.9%) (a)	6,774	102,623
JNL/Heitman U.S. Focused Real Estate Fund - Class I (27.2%) (a)	4,492	50,270
JNL/JPMorgan Hedged Equity Fund - Class I (44.4%) (a)	11,247	115,281
JNL/Neuberger Berman Commodity Strategy Fund - Class I (46.4%) (a)	4,762	51,854
JNL/Neuberger Berman Currency Fund - Class I (46.3%) (a)	3,443	34,359
JNL/Nicholas Convertible Arbitrage Fund - Class I (30.3%) (a)	4,379	45,980
JNL/Westchester Capital Event Driven Fund - Class I (48.0%) (a)	14,174	149,114
		1,147,300
Domestic Fixed Income 16.7%
JNL/Crescent High Income Fund - Class I (3.3%) (a)	2,170	22,978
JNL/DoubleLine Core Fixed Income Fund - Class I (1.8%) (a)	4,808	69,045
JNL/DoubleLine Total Return Fund - Class I (5.9%) (a)	13,412	149,277
JNL/PIMCO Income Fund - Class I (4.2%) (a)	5,369	57,558
JNL/PIMCO Real Return Fund - Class I (1.0%) (a)	1,661	17,262
JNL/PPM America Total Return Fund - Class I (3.7%) (a)	3,729	46,086
JNL/Scout Unconstrained Bond Fund - Class I (6.2%) (a)	2,299	22,967
		385,173
Domestic Equity 15.6%
JNL Multi-Manager Mid Cap Fund - Class I (5.6%) (a)	4,811	63,795
JNL Multi-Manager Small Cap Growth Fund - Class I (0.7%) (a)	541	17,439
JNL Multi-Manager Small Cap Value Fund - Class I (1.9%) (a)	1,747	22,951
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.9%) (a)	4,562	69,350
JNL/Morningstar Wide Moat Index Fund - Class I (11.7%) (a)	5,850	63,594
JNL/T. Rowe Price Established Growth Fund - Class I (0.6%) (a)	1,217	57,690
JNL/T. Rowe Price Value Fund - Class I (1.4%) (a)	3,747	63,587
		358,406
International Equity 6.3%
JNL Multi-Manager International Small Cap Fund - Class I (10.5%) (a)	3,009	28,885
JNL/Causeway International Value Select Fund - Class I (3.9%) (a)	3,693	57,985

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

5

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/WCM Focused International Equity Fund - Class I (4.0%) (a)	3,605	57,966
		144,836
Global Equity 3.8%
JNL/Harris Oakmark Global Equity Fund - Class I (6.0%) (a)	4,909	52,480
JNL/Loomis Sayles Global Growth Fund - Class I (11.6%) (a)	3,145	34,590
		87,070
Emerging Markets Equity 3.5%
JNL/GQG Emerging Markets Equity Fund - Class I (7.8%) (a)	3,781	40,492
JNL/Lazard Emerging Markets Fund - Class I (2.2%) (a)	1,696	17,230
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (4.6%) (a)	2,255	22,816
		80,538
Emerging Markets Fixed Income 2.2%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.5%) (a)	4,524	51,891
Global Fixed Income 2.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.9%) (a)	4,072	45,889
Total Investment Companies (cost $2,235,888)		2,301,103
Total Investments 100.0% (cost $2,235,888)		2,301,103
Other Assets and Liabilities, Net (0.0)%		(546)
Total Net Assets 100.0%		2,300,557

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 38.9%
American Funds Insurance Series - Growth Fund - Class 1	3,956	288,290
American Funds Insurance Series - Growth-Income Fund - Class 1	8,453	399,757
American Washington Mutual Investors Fund - Class R-6	7,296	334,616
		1,022,663
Global Equity 27.3%
American Funds Capital World Growth and Income Fund - Class R-6	3,092	151,027
American Funds Insurance Series - Global Growth Fund - Class 1	8,733	257,530
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	7,261	178,102
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	7,605	132,022
		718,681
Domestic Fixed Income 19.0%
American Funds American High-Income Trust - Class R-6	3,205	32,598
American Funds Bond Fund of America - Class R-6	26,959	354,779
American Funds Intermediate Bond Fund of America - Class R-6	3,850	52,277
American Funds Mortgage Fund - Class R-6	5,790	58,763
		498,417
Emerging Markets Equity 7.3%
American Funds New World Fund - Class R-6	2,842	192,525
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	6,681	131,956
Emerging Markets Fixed Income 2.5%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,701	66,810
Total Investment Companies (cost $2,568,331)		2,631,052
Total Investments 100.0% (cost $2,568,331)		2,631,052
Other Assets and Liabilities, Net (0.0)%		(866)
Total Net Assets 100.0%		2,630,186

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 36.9%
American Funds American High-Income Trust - Class R-6	5,760	58,582
American Funds Bond Fund of America - Class R-6	42,832	563,663
American Funds Inflation Linked Bond Fund - Class R-6	3,544	35,086
American Funds Intermediate Bond Fund of America - Class R-6	6,893	93,612
American Funds Mortgage Fund - Class R-6	11,529	117,015
		867,958
Domestic Equity 30.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	19,864	250,482
American Funds Insurance Series - Growth Fund - Class 1	2,252	164,123
American Funds Insurance Series - Growth-Income Fund - Class 1	6,211	293,702
		708,307
Global Equity 19.4%
American Funds Capital World Growth and Income Fund - Class R-6	1,083	52,888
American Funds Insurance Series - Global Growth Fund - Class 1	5,611	165,479
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	4,816	118,148
American Funds Insurance Series - International Growth and Income Fund - Class 1 (a)	6,804	118,114
		454,629
International Equity 5.0%
American Funds Insurance Series - International Fund - Class 1	5,957	117,653
Emerging Markets Equity 4.5%
American Funds New World Fund - Class R-6	1,576	106,772
Emerging Markets Fixed Income 4.1%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	9,585	95,561
Total Investment Companies (cost $2,313,662)		2,350,880
Total Investments 100.0% (cost $2,313,662)		2,350,880
Other Assets and Liabilities, Net (0.0)%		(786)
Total Net Assets 100.0%		2,350,094

(a)  Investment in affiliate.

JNL/DFA Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 45.3%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	884	11,944
DFA U.S. Large Cap Value Portfolio - Institutional Class	387	14,065
DFA U.S. Large Company Portfolio - Institutional Class	2,019	45,786
DFA U.S. Small Cap Portfolio - Institutional Class	297	10,072
DFA U.S. Targeted Value Portfolio - Institutional Class	453	10,112
		91,979
Domestic Fixed Income 20.0%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	452	4,982
DFA Investment Grade Portfolio - Institutional Class	2,493	27,796
DFA Short-Duration Real Return Portfolio - Institutional Class	-	-
DFA Short-Term Extended Quality Portfolio - Institutional Class	727	7,898
		40,676
International Equity 19.4%
JNL/DFA International Core Equity Fund (64.8%) (a)	3,915	39,342
Emerging Markets Equity 11.4%
DFA Emerging Markets Portfolio - Institutional Class	541	15,134

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

6

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
DFA Emerging Markets Small Cap Portfolio - Institutional Class	392	8,043
		23,177
Alternative 3.9%
DFA International Real Estate Securities Portfolio - Institutional Class	759	3,963
DFA Real Estate Securities Portfolio - Institutional Class	101	3,894
		7,857
Total Investment Companies (cost $197,289)		203,031
Total Investments 100.0% (cost $197,289)		203,031
Other Assets and Liabilities, Net (0.0)%		(56)
Total Net Assets 100.0%		202,975

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/DFA Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 40.3%
DFA Intermediate Term Extended Quality Portfolio - Institutional Class	1,099	12,126
DFA Investment Grade Portfolio - Institutional Class	3,254	36,278
DFA Short-Duration Real Return Portfolio - Institutional Class	226	2,257
DFA Short-Term Extended Quality Portfolio - Institutional Class	969	10,522
		61,183
Domestic Equity 35.6%
DFA Enhanced U.S. Large Company Portfolio - Institutional Class	534	7,207
DFA U.S. Large Cap Value Portfolio - Institutional Class	221	8,037
DFA U.S. Large Company Portfolio - Institutional Class	1,188	26,949
DFA U.S. Small Cap Portfolio - Institutional Class	170	5,759
DFA U.S. Targeted Value Portfolio - Institutional Class	276	6,161
		54,113
International Equity 14.1%
JNL/DFA International Core Equity Fund (35.2%) (a)	2,129	21,399
Emerging Markets Equity 8.0%
DFA Emerging Markets Portfolio - Institutional Class	274	7,662
DFA Emerging Markets Small Cap Portfolio - Institutional Class	224	4,598
		12,260
Alternative 2.0%
DFA International Real Estate Securities Portfolio - Institutional Class	289	1,509
DFA Real Estate Securities Portfolio - Institutional Class	39	1,488
		2,997
Total Investment Companies (cost $148,252)		151,952
Total Investments 100.0% (cost $148,252)		151,952
Other Assets and Liabilities, Net (0.0)%		(43)
Total Net Assets 100.0%		151,909

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 47.6%
JNL Multi-Manager Mid Cap Fund - Class I (12.4%) (a)	10,699	141,863
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	1,171	37,764
JNL Multi-Manager Small Cap Value Fund - Class I (3.6%) (a)	3,390	44,548
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (6.5%) (a)	7,630	115,973
JNL/Mellon Equity Income Fund - Class I (16.8%) (a)	3,593	59,997
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (13.7%) (a)	6,856	74,526
JNL/T. Rowe Price Established Growth Fund - Class I (1.1%) (a)	2,441	115,757
JNL/T. Rowe Price Value Fund - Class I (2.7%) (a)	7,050	119,640
		710,068
International Equity 22.7%
JNL Multi-Manager International Small Cap Fund - Class I (21.6%) (a)	6,196	59,486
JNL/Causeway International Value Select Fund - Class I (9.0%) (a)	8,613	135,220
JNL/WCM Focused International Equity Fund - Class I (9.9%) (a)	8,947	143,869
		338,575
Global Equity 10.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.9%) (a)	9,738	104,104
JNL/Loomis Sayles Global Growth Fund - Class I (18.8%) (a)	5,117	56,285
		160,389
Emerging Markets Equity 10.5%
JNL/GQG Emerging Markets Equity Fund - Class I (13.8%) (a)	6,722	71,997
JNL/Lazard Emerging Markets Fund - Class I (4.6%) (a)	3,609	36,665
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.6%) (a)	4,732	47,884
		156,546
Alternative 3.9%
JNL Multi-Manager Alternative Fund - Class I (1.5%) (a)	1,756	18,337
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.6%) (a)	1,091	10,937
JNL/First State Global Infrastructure Fund - Class I (1.4%) (a)	981	14,866
JNL/Heitman U.S. Focused Real Estate Fund - Class I (7.9%) (a)	1,304	14,596
		58,736
Domestic Fixed Income 3.5%
JNL/DoubleLine Total Return Fund - Class I (2.0%) (a)	4,618	51,395
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.7%) (a)	1,298	14,883
Total Investment Companies (cost $1,437,371)		1,490,592
Total Investments 100.0% (cost $1,437,371)		1,490,592
Other Assets and Liabilities, Net (0.0)%		(290)
Total Net Assets 100.0%		1,490,302

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.5%
JNL Multi-Manager Mid Cap Fund - Class I (16.2%) (a)	13,917	184,534
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,308	42,167
JNL Multi-Manager Small Cap Value Fund - Class I (4.3%) (a)	4,017	52,782
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (8.4%) (a)	9,837	149,521
JNL/Mellon Equity Income Fund - Class I (18.4%) (a)	3,941	65,811
JNL/Morningstar Wide Moat Index Fund - Class I (18.6%) (a)	9,288	100,962
JNL/T. Rowe Price Established Growth Fund - Class I (1.4%) (a)	3,016	143,026
JNL/T. Rowe Price Value Fund - Class I (3.3%) (a)	8,790	149,166
		887,969
International Equity 20.2%
JNL Multi-Manager International Small Cap Fund - Class I (30.2%) (a)	8,659	83,127

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

7

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (12.7%) (a)	12,141	190,620
JNL/WCM Focused International Equity Fund - Class I (14.1%) (a)	12,787	205,612
		479,359
Domestic Fixed Income 13.4%
JNL/Crescent High Income Fund - Class I (5.0%) (a)	3,310	35,049
JNL/DoubleLine Core Fixed Income Fund - Class I (1.6%) (a)	4,088	58,707
JNL/DoubleLine Total Return Fund - Class I (5.1%) (a)	11,523	128,256
JNL/PIMCO Income Fund - Class I (3.8%) (a)	4,921	52,756
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.6%) (a)	3,431	41,548
		316,316
Emerging Markets Equity 9.2%
JNL/GQG Emerging Markets Equity Fund - Class I (19.8%) (a)	9,603	102,853
JNL/Lazard Emerging Markets Fund - Class I (5.8%) (a)	4,511	45,829
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (14.0%) (a)	6,915	69,976
		218,658
Global Equity 7.8%
JNL/Harris Oakmark Global Equity Fund - Class I (11.4%) (a)	9,365	100,108
JNL/Loomis Sayles Global Growth Fund - Class I (28.1%) (a)	7,643	84,069
		184,177
Alternative 4.2%
JNL Multi-Manager Alternative Fund - Class I (3.4%) (a)	3,908	40,804
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.8%) (a)	1,142	11,457
JNL/First State Global Infrastructure Fund - Class I (2.3%) (a)	1,563	23,680
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.6%) (a)	2,076	23,227
		99,168
Domestic Balanced 4.0%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.9%) (a)	5,848	95,442
Emerging Markets Fixed Income 2.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.8%) (a)	4,655	53,397
Global Fixed Income 1.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (2.2%) (a)	3,037	34,223
Total Investment Companies (cost $2,265,936)		2,368,709
Total Investments 100.0% (cost $2,265,936)		2,368,709
Other Assets and Liabilities, Net (0.0)%		(449)
Total Net Assets 100.0%		2,368,260

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 28.9%
JNL/Crescent High Income Fund - Class I (8.3%) (a)	5,497	58,215
JNL/DoubleLine Core Fixed Income Fund - Class I (3.3%) (a)	8,542	122,664
JNL/DoubleLine Total Return Fund - Class I (8.3%) (a)	18,804	209,286
JNL/PIMCO Income Fund - Class I (6.0%) (a)	7,625	81,743
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (11.8%) (a)	5,336	64,619
JNL/PIMCO Real Return Fund - Class I (1.6%) (a)	2,809	29,187
JNL/PPM America Total Return Fund - Class I (6.2%) (a)	6,158	76,114
JNL/Scout Unconstrained Bond Fund - Class I (9.4%) (a)	3,488	34,846
		676,674
	Shares	Value ($)
Domestic Equity 24.4%
JNL Multi-Manager Mid Cap Fund - Class I (10.9%) (a)	9,339	123,830
JNL Multi-Manager Small Cap Growth Fund - Class I (1.4%) (a)	1,106	35,663
JNL Multi-Manager Small Cap Value Fund - Class I (3.3%) (a)	3,102	40,765
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (5.0%) (a)	5,817	88,424
JNL/Morningstar Wide Moat Index Fund - Class I (16.2%) (a)	8,109	88,143
JNL/T. Rowe Price Established Growth Fund - Class I (0.9%) (a)	1,984	94,068
JNL/T. Rowe Price Value Fund - Class I (2.2%) (a)	5,900	100,122
		571,015
International Equity 14.2%
JNL Multi-Manager International Small Cap Fund - Class I (15.0%) (a)	4,287	41,154
JNL/Causeway International Value Select Fund - Class I (9.6%) (a)	9,169	143,952
JNL/WCM Focused International Equity Fund - Class I (10.2%) (a)	9,222	148,297
		333,403
Domestic Balanced 10.3%
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I (4.8%) (a)	6,476	82,249
JNL/T. Rowe Price Capital Appreciation Fund - Class I (3.2%) (a)	9,745	159,046
		241,295
Emerging Markets Equity 6.5%
JNL/GQG Emerging Markets Equity Fund - Class I (13.7%) (a)	6,645	71,170
JNL/Lazard Emerging Markets Fund - Class I (4.4%) (a)	3,431	34,858
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (9.3%) (a)	4,589	46,442
		152,470
Global Equity 4.7%
JNL/Harris Oakmark Global Equity Fund - Class I (7.3%) (a)	6,004	64,181
JNL/Loomis Sayles Global Growth Fund - Class I (15.8%) (a)	4,288	47,162
		111,343
Alternative 4.5%
JNL Multi-Manager Alternative Fund - Class I (4.4%) (a)	5,037	52,582
JNL/Boston Partners Global Long Short Equity Fund - Class I (2.8%) (a)	1,150	11,533
JNL/First State Global Infrastructure Fund - Class I (1.7%) (a)	1,158	17,538
JNL/Heitman U.S. Focused Real Estate Fund - Class I (12.5%) (a)	2,062	23,075
		104,728
Emerging Markets Fixed Income 3.3%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.0%) (a)	6,655	76,327
Global Fixed Income 3.2%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (4.8%) (a)	6,624	74,653
Total Investment Companies (cost $2,230,272)		2,341,908
Total Investments 100.0% (cost $2,230,272)		2,341,908
Other Assets and Liabilities, Net (0.0)%		(467)
Total Net Assets 100.0%		2,341,441

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Index 5 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 60.2%
JNL/Mellon S&P 400 MidCap Index Fund - Class I (8.7%) (a)	12,780	275,286
JNL/Mellon S&P 500 Index Fund - Class I (3.2%) (a)	11,556	273,636

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

8

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/Mellon Small Cap Index Fund - Class I (11.0%) (a)	14,959	276,892
		825,814
International Equity 20.0%
JNL/Mellon International Index Fund - Class I (14.9%) (a)	19,306	274,145
Domestic Fixed Income 19.8%
JNL/Mellon Bond Index Fund - Class I (22.7%) (a)	21,612	271,445
Total Investment Companies (cost $1,341,076)		1,371,404
Total Investments 100.0% (cost $1,341,076)		1,371,404
Other Assets and Liabilities, Net (0.0)%		(284)
Total Net Assets 100.0%		1,371,120

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P 4 Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL/S&P Competitive Advantage Fund - Class I (61.6%) (a)	87,444	1,580,118
JNL/S&P Dividend Income & Growth Fund - Class I (31.0%) (a)	99,061	1,582,993
JNL/S&P Intrinsic Value Fund - Class I (67.0%) (a)	107,484	1,586,466
JNL/S&P Total Yield Fund - Class I (78.8%) (a)	119,798	1,602,888
Total Investment Companies (cost $5,855,050)		6,352,465
Total Investments 100.0% (cost $5,855,050)		6,352,465
Other Assets and Liabilities, Net (0.0)%		(753)
Total Net Assets 100.0%		6,351,712

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 67.7%
JNL Multi-Manager Mid Cap Fund - Class I (3.6%) (a)	3,077	40,798
JNL Multi-Manager Small Cap Growth Fund - Class I (2.3%) (a)	1,744	56,224
JNL Multi-Manager Small Cap Value Fund - Class I (4.7%) (a)	4,403	57,850
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.8%) (a)	4,185	184,161
JNL/ClearBridge Large Cap Growth Fund - Class I (13.9%) (a)	8,438	111,808
JNL/Invesco Diversified Dividend Fund - Class I (18.6%) (a)	9,602	105,626
JNL/Invesco Small Cap Growth Fund - Class I (1.1%) (a)	871	23,523
JNL/JPMorgan MidCap Growth Fund - Class I (3.3%) (a)	2,031	80,232
JNL/MFS Mid Cap Value Fund - Class I (1.7%) (a)	1,890	23,020
JNL/T. Rowe Price Established Growth Fund - Class I (3.2%) (a)	6,867	325,632
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (2.0%) (a)	2,305	128,360
JNL/T. Rowe Price Value Fund - Class I (6.9%) (a)	18,242	309,560
JNL/WMC Value Fund - Class I (6.6%) (a)	4,063	90,854
		1,537,648
International Equity 9.7%
JNL/Causeway International Value Select Fund - Class I (4.0%) (a)	3,847	60,402
JNL/Invesco International Growth Fund - Class I (1.9%) (a)	1,544	22,844
JNL/Lazard International Strategic Equity Fund - Class I (9.2%) (a)	1,202	16,561
JNL/WCM Focused International Equity Fund - Class I (8.3%) (a)	7,484	120,346
		220,153
Domestic Fixed Income 6.6%
JNL/DoubleLine Total Return Fund - Class I (0.8%) (a)	1,902	21,169
JNL/PIMCO Income Fund - Class I (1.2%) (a)	1,473	15,793
	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	2,709	42,454
JNL/PPM America Total Return Fund - Class I (1.7%) (a)	1,731	21,392
JNL/Scout Unconstrained Bond Fund - Class I (2.3%) (a)	846	8,448
JNL/T. Rowe Price Short-Term Bond Fund - Class I (2.4%) (a)	4,103	41,691
		150,947
Global Equity 6.5%
JNL/Oppenheimer Global Growth Fund - Class I (5.6%) (a)	7,606	146,710
Emerging Markets Equity 4.8%
JNL/GQG Emerging Markets Equity Fund - Class I (4.4%) (a)	2,147	22,989
JNL/Lazard Emerging Markets Fund - Class I (5.4%) (a)	4,210	42,775
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (8.7%) (a)	4,297	43,488
		109,252
Alternative 3.7%
JNL Multi-Manager Alternative Fund - Class I (5.3%) (a)	6,034	62,996
JNL/Invesco Global Real Estate Fund - Class I (1.6%) (a)	2,133	22,251
		85,247
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (4.0%) (a)	1,877	21,533
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (0.2%) (a)	58	677
		22,210
Total Investment Companies (cost $2,089,813)		2,272,167
Total Investments 100.0% (cost $2,089,813)		2,272,167
Other Assets and Liabilities, Net (0.0)%		(446)
Total Net Assets 100.0%		2,271,721

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 66.8%
JNL/Crescent High Income Fund - Class I (5.4%) (a)	3,590	38,020
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,418	63,443
JNL/DoubleLine Total Return Fund - Class I (4.5%) (a)	10,248	114,065
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.7%) (a)	3,123	38,040
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (4.4%) (a)	3,612	50,708
JNL/PIMCO Income Fund - Class I (4.6%) (a)	5,921	63,470
JNL/PIMCO Real Return Fund - Class I (5.7%) (a)	9,773	101,541
JNL/PPM America Floating Rate Income Fund - Class I (1.6%) (a)	2,361	25,216
JNL/PPM America High Yield Bond Fund - Class I (2.6%) (a)	4,050	63,458
JNL/PPM America Low Duration Bond Fund - Class I (12.6%) (a)	8,561	88,696
JNL/PPM America Total Return Fund - Class I (7.2%) (a)	7,194	88,913
JNL/Scout Unconstrained Bond Fund - Class I (6.9%) (a)	2,536	25,333
JNL/T. Rowe Price Short-Term Bond Fund - Class I (5.1%) (a)	8,722	88,614
		849,517
Domestic Equity 15.3%
JNL Multi-Manager Mid Cap Fund - Class I (1.1%) (a)	964	12,781
JNL Multi-Manager Small Cap Growth Fund - Class I (0.5%) (a)	397	12,791
JNL Multi-Manager Small Cap Value Fund - Class I (1.0%) (a)	977	12,844
JNL/ClearBridge Large Cap Growth Fund - Class I (1.6%) (a)	962	12,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

9

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/DFA U.S. Core Equity Fund - Class I (2.0%) (a)	1,655	25,564
JNL/Invesco Diversified Dividend Fund - Class I (2.2%) (a)	1,154	12,696
JNL/JPMorgan MidCap Growth Fund - Class I (1.0%) (a)	647	25,545
JNL/MFS Mid Cap Value Fund - Class I (0.9%) (a)	1,050	12,788
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	537	25,480
JNL/T. Rowe Price Value Fund - Class I (0.9%) (a)	2,253	38,241
JNL/WMC Value Fund - Class I (0.2%) (a)	126	2,813
		194,296
Global Fixed Income 8.9%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (5.7%) (a)	7,860	88,579
JNL/Neuberger Berman Strategic Income Fund - Class I (3.4%) (a)	2,226	25,399
		113,978
International Equity 3.0%
JNL/Causeway International Value Select Fund - Class I (0.9%) (a)	813	12,764
JNL/Invesco International Growth Fund - Class I (1.1%) (a)	862	12,757
JNL/WCM Focused International Equity Fund - Class I (0.9%) (a)	794	12,768
		38,289
Alternative 3.0%
JNL Multi-Manager Alternative Fund - Class I (3.2%) (a)	3,651	38,119
JNL/Invesco Global Real Estate Fund - Class I (0.0%) (a)	4	43
		38,162
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.3%) (a)	1,107	12,701
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (4.4%) (a)	1,089	12,712
		25,413
Global Equity 1.0%
JNL/Oppenheimer Global Growth Fund - Class I (0.5%) (a)	665	12,823
Total Investment Companies (cost $1,223,156)		1,272,478
Total Investments 100.0% (cost $1,223,156)		1,272,478
Other Assets and Liabilities, Net (0.0)%		(288)
Total Net Assets 100.0%		1,272,190

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 61.1%
JNL Multi-Manager Mid Cap Fund - Class I (9.3%) (a)	8,024	106,399
JNL Multi-Manager Small Cap Growth Fund - Class I (5.5%) (a)	4,239	136,653
JNL Multi-Manager Small Cap Value Fund - Class I (9.2%) (a)	8,608	113,112
JNL/BlackRock Large Cap Select Growth Fund - Class I (10.5%) (a)	9,227	405,969
JNL/ClearBridge Large Cap Growth Fund - Class I (26.6%) (a)	16,205	214,723
JNL/Invesco Diversified Dividend Fund - Class I (23.9%) (a)	12,342	135,765
JNL/Invesco Small Cap Growth Fund - Class I (2.7%) (a)	2,044	55,217
JNL/JPMorgan MidCap Growth Fund - Class I (5.7%) (a)	3,535	139,654
JNL/MFS Mid Cap Value Fund - Class I (4.4%) (a)	5,010	61,020
JNL/PPM America Mid Cap Value Fund - Class I (2.8%) (a)	1,275	16,287
JNL/T. Rowe Price Established Growth Fund - Class I (7.7%) (a)	16,455	780,318
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (3.7%) (a)	4,364	243,012
JNL/T. Rowe Price Value Fund - Class I (15.1%) (a)	40,086	680,263
	Shares	Value ($)
JNL/WMC Value Fund - Class I (16.2%) (a)	9,966	222,835
		3,311,227
Domestic Fixed Income 15.9%
JNL/Crescent High Income Fund - Class I (15.1%) (a)	10,011	106,016
JNL/DoubleLine Core Fixed Income Fund - Class I (0.2%) (a)	431	6,188
JNL/DoubleLine Total Return Fund - Class I (2.1%) (a)	4,772	53,110
JNL/PIMCO Income Fund - Class I (7.9%) (a)	10,128	108,578
JNL/PIMCO Real Return Fund - Class I (6.2%) (a)	10,649	110,643
JNL/PPM America High Yield Bond Fund - Class I (4.4%) (a)	6,751	105,795
JNL/PPM America Low Duration Bond Fund - Class I (15.0%) (a)	10,199	105,657
JNL/PPM America Total Return Fund - Class I (8.5%) (a)	8,489	104,928
JNL/Scout Unconstrained Bond Fund - Class I (14.3%) (a)	5,276	52,709
JNL/T. Rowe Price Short-Term Bond Fund - Class I (6.1%) (a)	10,396	105,618
		859,242
International Equity 7.5%
JNL/Causeway International Value Select Fund - Class I (6.8%) (a)	6,527	102,481
JNL/Invesco International Growth Fund - Class I (5.2%) (a)	4,186	61,959
JNL/Lazard International Strategic Equity Fund - Class I (17.1%) (a)	2,229	30,714
JNL/WCM Focused International Equity Fund - Class I (14.6%) (a)	13,234	212,809
		407,963
Global Equity 6.0%
JNL/Oppenheimer Global Growth Fund - Class I (12.5%) (a)	16,830	324,643
Alternative 3.8%
JNL Multi-Manager Alternative Fund - Class I (13.1%) (a)	14,966	156,248
JNL/Invesco Global Real Estate Fund - Class I (3.8%) (a)	4,931	51,430
		207,678
Emerging Markets Equity 3.7%
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	3,729	39,934
JNL/Lazard Emerging Markets Fund - Class I (8.6%) (a)	6,737	68,446
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (18.0%) (a)	8,874	89,801
		198,181
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (10.0%) (a)	4,768	54,691
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (18.3%) (a)	4,557	53,182
		107,873
Total Investment Companies (cost $5,018,402)		5,416,807
Total Investments 100.0% (cost $5,018,402)		5,416,807
Other Assets and Liabilities, Net (0.0)%		(1,033)
Total Net Assets 100.0%		5,415,774

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 46.6%
JNL/Crescent High Income Fund - Class I (13.2%) (a)	8,751	92,674
JNL/DoubleLine Core Fixed Income Fund - Class I (2.1%) (a)	5,594	80,325
JNL/DoubleLine Total Return Fund - Class I (8.6%) (a)	19,551	217,606
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.2%) (a)	5,052	70,936
JNL/PIMCO Income Fund - Class I (6.6%) (a)	8,494	91,061
JNL/PIMCO Real Return Fund - Class I (10.4%) (a)	17,961	186,611

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

10

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (5.2%) (a)	7,939	124,408
JNL/PPM America Low Duration Bond Fund - Class I (25.3%) (a)	17,237	178,574
JNL/PPM America Total Return Fund - Class I (12.8%) (a)	12,728	157,313
JNL/Scout Unconstrained Bond Fund - Class I (10.5%) (a)	3,887	38,828
JNL/T. Rowe Price Short-Term Bond Fund - Class I (8.4%) (a)	14,395	146,250
		1,384,586
Domestic Equity 30.9%
JNL Multi-Manager Mid Cap Fund - Class I (2.9%) (a)	2,452	32,516
JNL Multi-Manager Small Cap Growth Fund - Class I (1.3%) (a)	1,034	33,327
JNL Multi-Manager Small Cap Value Fund - Class I (2.6%) (a)	2,442	32,095
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.9%) (a)	751	33,056
JNL/ClearBridge Large Cap Growth Fund - Class I (6.8%) (a)	4,152	55,019
JNL/DFA U.S. Core Equity Fund - Class I (2.4%) (a)	2,054	31,732
JNL/Invesco Diversified Dividend Fund - Class I (16.7%) (a)	8,632	94,953
JNL/Invesco Small Cap Growth Fund - Class I (1.5%) (a)	1,168	31,552
JNL/JPMorgan MidCap Growth Fund - Class I (2.8%) (a)	1,716	67,793
JNL/MFS Mid Cap Value Fund - Class I (1.8%) (a)	2,047	24,930
JNL/T. Rowe Price Established Growth Fund - Class I (2.6%) (a)	5,445	258,196
JNL/T. Rowe Price Value Fund - Class I (4.3%) (a)	11,358	192,742
JNL/WMC Value Fund - Class I (2.3%) (a)	1,440	32,209
		920,120
Global Fixed Income 8.6%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (13.6%) (a)	18,945	213,511
JNL/Neuberger Berman Strategic Income Fund - Class I (5.8%) (a)	3,755	42,848
		256,359
International Equity 5.6%
JNL/Causeway International Value Select Fund - Class I (2.0%) (a)	1,914	30,053
JNL/Invesco International Growth Fund - Class I (2.8%) (a)	2,279	33,731
JNL/Lazard International Strategic Equity Fund - Class I (14.2%) (a)	1,855	25,562
JNL/WCM Focused International Equity Fund - Class I (5.2%) (a)	4,682	75,288
		164,634
Alternative 3.4%
JNL Multi-Manager Alternative Fund - Class I (7.7%) (a)	8,861	92,514
JNL/Invesco Global Real Estate Fund - Class I (0.7%) (a)	913	9,520
		102,034
Emerging Markets Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.8%) (a)	2,769	31,757
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (10.9%) (a)	2,707	31,589
		63,346
Emerging Markets Equity 1.5%
JNL/Lazard Emerging Markets Fund - Class I (3.8%) (a)	2,992	30,398
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (2.8%) (a)	1,389	14,057
		44,455
Global Equity 1.3%
JNL/Oppenheimer Global Growth Fund - Class I (1.5%) (a)	2,049	39,519
Total Investment Companies (cost $2,831,501)		2,975,053
Total Investments 100.0% (cost $2,831,501)		2,975,053
Other Assets and Liabilities, Net (0.0)%		(615)
Total Net Assets 100.0%		2,974,438
	Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/S&P Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.9%
JNL Multi-Manager Mid Cap Fund - Class I (10.5%) (a)	9,046	119,946
JNL Multi-Manager Small Cap Growth Fund - Class I (3.3%) (a)	2,556	82,401
JNL Multi-Manager Small Cap Value Fund - Class I (9.7%) (a)	9,085	119,372
JNL/BlackRock Large Cap Select Growth Fund - Class I (5.4%) (a)	4,751	209,059
JNL/ClearBridge Large Cap Growth Fund - Class I (17.4%) (a)	10,596	140,400
JNL/Invesco Diversified Dividend Fund - Class I (24.9%) (a)	12,851	141,365
JNL/Invesco Small Cap Growth Fund - Class I (3.0%) (a)	2,294	61,992
JNL/JPMorgan MidCap Growth Fund - Class I (5.9%) (a)	3,616	142,876
JNL/MFS Mid Cap Value Fund - Class I (3.8%) (a)	4,225	51,466
JNL/PPM America Mid Cap Value Fund - Class I (4.8%) (a)	2,223	28,385
JNL/T. Rowe Price Established Growth Fund - Class I (7.5%) (a)	15,892	753,588
JNL/T. Rowe Price Value Fund - Class I (12.9%) (a)	34,084	578,398
JNL/WMC Value Fund - Class I (13.8%) (a)	8,501	190,088
		2,619,336
Domestic Fixed Income 31.1%
JNL/Crescent High Income Fund - Class I (17.3%) (a)	11,439	121,134
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	5,105	73,313
JNL/DoubleLine Total Return Fund - Class I (7.1%) (a)	16,123	179,443
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (5.5%) (a)	4,632	56,418
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (6.2%) (a)	5,123	71,926
JNL/PIMCO Income Fund - Class I (10.8%) (a)	13,883	148,823
JNL/PIMCO Real Return Fund - Class I (12.9%) (a)	22,207	230,735
JNL/PPM America High Yield Bond Fund - Class I (7.5%) (a)	11,524	180,588
JNL/PPM America Low Duration Bond Fund - Class I (39.7%) (a)	27,060	280,342
JNL/PPM America Total Return Fund - Class I (14.8%) (a)	14,745	182,245
JNL/Scout Unconstrained Bond Fund - Class I (18.7%) (a)	6,930	69,230
JNL/T. Rowe Price Short-Term Bond Fund - Class I (12.6%) (a)	21,529	218,737
		1,812,934
International Equity 6.5%
JNL/Causeway International Value Select Fund - Class I (6.3%) (a)	6,023	94,567
JNL/Invesco International Growth Fund - Class I (6.0%) (a)	4,828	71,457
JNL/Lazard International Strategic Equity Fund - Class I (18.0%) (a)	2,350	32,379
JNL/WCM Focused International Equity Fund - Class I (12.5%) (a)	11,361	182,679
		381,082
Global Fixed Income 5.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class I (18.8%) (a)	26,089	294,020
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (14.9%) (a)	17,114	178,671
JNL/Invesco Global Real Estate Fund - Class I (3.9%) (a)	5,156	53,778
		232,449

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

11

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares	Value ($)
Global Equity 3.7%
JNL/Oppenheimer Global Growth Fund - Class I (8.2%) (a)	11,122	214,548
Emerging Markets Equity 2.7%
JNL/GQG Emerging Markets Equity Fund - Class I (5.0%) (a)	2,442	26,152
JNL/Lazard Emerging Markets Fund - Class I (7.4%) (a)	5,774	58,667
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I (14.2%) (a)	7,027	71,114
		155,933
Emerging Markets Fixed Income 2.1%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (11.3%) (a)	5,345	61,301
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I (20.9%) (a)	5,204	60,735
		122,036
Total Investment Companies (cost $5,514,354)		5,832,338
Total Investments 100.0% (cost $5,514,354)		5,832,338
Other Assets and Liabilities, Net (0.0)%		(1,139)
Total Net Assets 100.0%		5,831,199

(a)  The Fund's percentage ownership of the underlying affiliated fund at June 30, 2019 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Vanguard Global Bond Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 50.0%
Vanguard Intermediate-Term Bond Index Fund - Admiral Shares	567	6,637
Vanguard Long-Term Bond Index Fund - Investor Shares	418	6,137
Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	253	7,224
Vanguard Short-Term Bond Index Fund - Admiral Shares	1,194	12,592
Vanguard Total Bond Market Index Fund - Admiral Shares	1,279	13,976
		46,566
International Fixed Income 50.0%
Vanguard Total International Bond Index Fund - Admiral Shares	1,354	46,486
Total Investment Companies (cost $89,322)		93,052
Total Investments 100.0% (cost $89,322)		93,052
Other Assets and Liabilities, Net (0.0)%		(23)
Total Net Assets 100.0%		93,029

JNL/Vanguard International Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
Vanguard Developed Markets Index Fund	5,326	111,733
Vanguard Emerging Markets Stock Index Fund	2,044	54,860
Vanguard European Stock Index Fund	1,502	44,028
Vanguard FTSE All World ex-US Index Fund	271	27,199
Vanguard FTSE All-World ex-US Small-Cap Index Fund	113	2,939
Vanguard Pacific Stock Index Fund	2,430	30,469
Vanguard Total International Stock Index Fund	266	30,142
Total Investment Companies (cost $314,079)		301,370
Total Investments 100.0% (cost $314,079)		301,370
Other Assets and Liabilities, Net (0.0)%		(83)
Total Net Assets 100.0%		301,287

JNL/Vanguard U.S. Stock Market Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
Vanguard Growth Index Fund	949	79,861
Vanguard Large Cap Index Fund	324	90,757
Vanguard Mid-Cap Index Fund	284	13,010
Vanguard Small-Cap Index Fund	478	35,885
Vanguard Total Stock Market Index Fund	923	126,488
	Shares	Value ($)
Vanguard Value Index Fund	1,749	75,711
Total Investment Companies (cost $400,237)		421,712
Total Investments 100.0% (cost $400,237)		421,712
Other Assets and Liabilities, Net (0.0)%		(111)
Total Net Assets 100.0%		421,601

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 13

12

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Abbreviations:

CAPE - Cyclically Adjusted Price Earnings
FTSE - Financial Times and the London Stock Exchange
S&P - Standard & Poor's U.S. - United States

Long Term Investments in Affiliates

The Fund of Funds, except for JNL/American Funds Funds of Funds, JNL DFA/Funds and JNL/Vanguard Funds Funds of Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds, JNL DFA Funds and JNL Vanguard Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended June 30, 2019, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Master Feeder Funds and JNL/Vanguard Funds Master Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Master Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940. The following table details each Fund's long term investments in affiliates held during the period ended June 30, 2019.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	1,046,003	224,640	4,554	71,463	(35)	60,459	1,326,513	100.0
	1,046,003	224,640	4,554	71,463	(35)	60,459	1,326,513	100.0
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	2,927,048	311,123	124,814	263,750	31,777	31,051	3,176,185	100.0
	2,927,048	311,123	124,814	263,750	31,777	31,051	3,176,185	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	24,500	44,123	386	870	2	2,879	71,118	100.0
	24,500	44,123	386	870	2	2,879	71,118	100.0
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	502,296	13,173	39,433	3,799	(2,481)	30,536	504,091	100.0
	502,296	13,173	39,433	3,799	(2,481)	30,536	504,091	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	621,042	51,378	36,917	43,986	7,712	72,742	715,957	100.0
	621,042	51,378	36,917	43,986	7,712	72,742	715,957	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	6,142,818	903,979	63,486	732,504	17,419	248,510	7,249,240	100.0
	6,142,818	903,979	63,486	732,504	17,419	248,510	7,249,240	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,733,746	62,323	88,273	50,734	14,968	190,565	1,913,329	100.0
	1,733,746	62,323	88,273	50,734	14,968	190,565	1,913,329	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,216,429	69,448	55,121	54,753	7,905	168,660	1,407,321	100.0
	1,216,429	69,448	55,121	54,753	7,905	168,660	1,407,321	100.0
JNL/Vanguard Capital Growth Fund
Vanguard Variable Insurance Fund - Capital Growth Portfolio	284,172	58,415	17,001	12,974	1,050	21,914	348,550	100.0
	284,172	58,415	17,001	12,974	1,050	21,914	348,550	100.0
JNL/Vanguard Equity Income Fund
Vanguard Variable Insurance Fund - Equity Income Portfolio	159,338	128,309	12,268	21,193	(1,173)	9,070	283,276	100.0
	159,338	128,309	12,268	21,193	(1,173)	9,070	283,276	100.0
JNL/Vanguard International Fund
Vanguard Variable Insurance Fund - International Portfolio	450,535	87,953	13,017	24,155	(889)	61,847	586,429	100.0
	450,535	87,953	13,017	24,155	(889)	61,847	586,429	100.0

See accompanying Notes to Financial Statements.

13

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Vanguard Small Company Growth Fund
Vanguard Variable Insurance Fund - Small Company Growth Portfolio	271,142	87,989	60,750	32,542	(8,029)	23,563	313,915	100.0
	271,142	87,989	60,750	32,542	(8,029)	23,563	313,915	100.0
JNL Institutional Alt 25 Fund
JNL Multi-Manager Alternative Fund - Class I	133,968	32,588	4,741	—	80	8,484	170,379	6.2
JNL Multi-Manager International Small Cap Fund - Class I	50,697	274	5,508	—	(558)	9,884	54,789	2.0
JNL Multi-Manager Mid Cap Fund - Class I	114,621	—	13,558	—	1,152	21,423	123,638	4.5
JNL Multi-Manager Small Cap Growth Fund - Class I	31,173	—	5,708	—	935	8,009	34,409	1.3
JNL Multi-Manager Small Cap Value Fund - Class I	43,267	—	2,317	—	(216)	6,965	47,699	1.8
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	32,559	—	35,747	—	(1,610)	4,798	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	32,835	—	19,879	—	(818)	1,272	13,410	0.5
JNL/BlackRock Global Long Short Credit Fund - Class I	13,339	1,291	13,713	1,291	(1,001)	84	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	112,142	2,559	9,031	—	(638)	3,710	108,742	4.0
JNL/Causeway International Value Select Fund - Class I	155,068	1,800	34,464	—	(3,019)	17,628	137,013	5.0
JNL/Crescent High Income Fund - Class I	39,725	7,300	2,344	—	(83)	3,002	47,600	1.7
JNL/DFA U.S. Small Cap Fund - Class I	12,109	—	14,016	—	(1,392)	3,299	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	87,709	8,110	6,042	—	142	5,449	95,368	3.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	80,683	300	6,638	—	(57)	7,682	81,970	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	108,364	—	15,214	—	399	22,876	116,425	4.3
JNL/DoubleLine Total Return Fund - Class I	155,809	43,958	11,089	—	132	8,175	196,985	7.2
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	60,230	—	9,036	—	(299)	3,494	54,389	2.0
JNL/First State Global Infrastructure Fund - Class I	32,745	20,300	7,116	—	179	7,775	53,883	2.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	67,003	1,390	2,772	—	45	2,201	67,867	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	74,688	—	12,638	—	(112)	13,484	75,422	2.8
JNL/Harris Oakmark Global Equity Fund - Class I	96,005	1,130	15,285	—	(2,235)	16,669	96,284	3.5
JNL/Heitman U.S. Focused Real Estate Fund - Class I	31,622	6,168	4,477	—	425	5,930	39,668	1.5
JNL/Invesco Global Real Estate Fund - Class I	13,081	—	15,349	—	1,351	917	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	26,762	40,766	1,468	—	45	2,154	68,259	2.5
JNL/Lazard Emerging Markets Fund - Class I	33,323	—	2,652	—	(273)	3,642	34,040	1.2
JNL/Loomis Sayles Global Growth Fund - Class I	51,808	19,732	8,359	—	192	11,644	75,017	2.8
JNL/Morningstar Wide Moat Index Fund - Class I	102,449	—	9,919	—	515	16,605	109,650	4.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,843	2,350	1,714	—	(96)	2,762	34,145	1.3
JNL/Neuberger Berman Currency Fund - Class I	26,870	618	7,598	—	2	417	20,309	0.7
JNL/Nicholas Convertible Arbitrage Fund - Class I	26,820	180	1,330	—	27	1,490	27,187	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,049	—	4,656	—	(678)	5,966	40,681	1.5
JNL/PIMCO Income Fund - Class I	60,720	27,782	4,866	—	219	4,729	88,584	3.2
JNL/PIMCO Real Return Fund - Class I	26,946	300	1,714	—	28	1,680	27,240	1.0
JNL/PPM America Long Short Credit Fund - Class I	19,766	1,073	20,678	1,073	(1,180)	1,019	—	—
JNL/PPM America Total Return Fund - Class I	67,489	—	4,194	—	43	4,875	68,213	2.5
JNL/Scout Unconstrained Bond Fund - Class I	33,887	—	1,330	—	(21)	1,410	33,946	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	109,434	—	22,080	—	1,651	20,234	109,239	4.0
JNL/T. Rowe Price Value Fund - Class I	109,391	—	12,013	—	(557)	19,576	116,397	4.3
JNL/The London Company Focused U.S. Equity Fund - Class I	63,799	—	36,302	—	(1,556)	8,367	34,308	1.3
JNL/WCM Focused International Equity Fund - Class I	159,422	—	54,046	—	1,765	30,200	137,341	5.0
JNL/Westchester Capital Event Driven Fund - Class I	67,397	20,730	4,344	—	163	4,208	88,154	3.2
	2,636,617	240,699	465,945	2,364	(6,909)	324,188	2,728,650	100.0
JNL Institutional Alt 50 Fund
JNL Multi-Manager Alternative Fund - Class I	226,183	52,000	10,783	—	193	14,625	282,218	12.3
JNL Multi-Manager International Small Cap Fund - Class I	27,460	41	3,610	—	(397)	5,391	28,885	1.2
JNL Multi-Manager Mid Cap Fund - Class I	60,474	—	8,491	—	687	11,125	63,795	2.8
JNL Multi-Manager Small Cap Growth Fund - Class I	16,157	—	3,301	—	518	4,065	17,439	0.8
JNL Multi-Manager Small Cap Value Fund - Class I	21,381	—	1,751	—	(182)	3,503	22,951	1.0
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	56,291	—	61,370	—	(1,093)	6,172	—	—
JNL/AQR Managed Futures Strategy Fund - Class I	63,026	—	40,265	—	(2,694)	2,575	22,642	1.0
JNL/BlackRock Global Long Short Credit Fund - Class I	23,154	2,197	23,801	2,197	(1,696)	146	—	—
JNL/Boston Partners Global Long Short Equity Fund - Class I	194,958	—	10,851	—	(767)	6,121	189,461	8.2
JNL/Causeway International Value Select Fund - Class I	84,146	1,488	35,067	—	(3,203)	10,621	57,985	2.5
JNL/Crescent High Income Fund - Class I	22,991	—	1,557	—	(60)	1,604	22,978	1.0

See accompanying Notes to Financial Statements.

14

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DFA U.S. Small Cap Fund - Class I	1,585	—	1,803	—	(214)	432	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	58,356	11,775	5,077	—	106	3,885	69,045	3.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	52,411	—	5,400	—	(69)	4,949	51,891	2.2
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	66,189	—	10,889	—	207	13,843	69,350	3.0
JNL/DoubleLine Total Return Fund - Class I	111,230	41,610	9,865	—	87	6,215	149,277	6.5
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I	115,947	421	19,376	—	(236)	6,742	103,498	4.5
JNL/First State Global Infrastructure Fund - Class I	56,747	46,482	15,276	—	284	14,386	102,623	4.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	46,438	—	2,107	—	35	1,523	45,889	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	41,062	—	7,815	—	(103)	7,348	40,492	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	49,845	1,538	6,535	—	(868)	8,500	52,480	2.3
JNL/Heitman U.S. Focused Real Estate Fund - Class I	43,568	4,871	6,646	—	586	7,891	50,270	2.2
JNL/Invesco Global Real Estate Fund - Class I	22,644	—	25,710	—	1,478	1,588	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	46,308	68,562	3,733	—	119	4,025	115,281	5.0
JNL/Lazard Emerging Markets Fund - Class I	17,337	—	1,854	—	(185)	1,932	17,230	0.7
JNL/Loomis Sayles Global Growth Fund - Class I	28,009	5,523	5,293	—	100	6,251	34,590	1.5
JNL/Morningstar Wide Moat Index Fund - Class I	60,885	—	7,385	—	351	9,743	63,594	2.8
JNL/Neuberger Berman Commodity Strategy Fund - Class I	53,919	1,620	8,262	—	(505)	5,082	51,854	2.2
JNL/Neuberger Berman Currency Fund - Class I	46,582	561	13,499	—	(1)	716	34,359	1.5
JNL/Nicholas Convertible Arbitrage Fund - Class I	46,457	—	3,078	—	59	2,542	45,980	2.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	23,148	—	3,356	—	(501)	3,525	22,816	1.0
JNL/PIMCO Income Fund - Class I	40,870	17,547	4,143	—	173	3,111	57,558	2.5
JNL/PIMCO Real Return Fund - Class I	17,483	—	1,315	—	17	1,077	17,262	0.7
JNL/PPM America Long Short Credit Fund - Class I	34,421	1,814	36,002	1,814	(2,013)	1,780	—	—
JNL/PPM America Total Return Fund - Class I	46,703	—	3,975	—	28	3,330	46,086	2.0
JNL/Scout Unconstrained Bond Fund - Class I	23,437	111	1,532	—	(27)	978	22,967	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	66,770	—	21,912	—	1,409	11,423	57,690	2.5
JNL/T. Rowe Price Value Fund - Class I	66,690	—	14,116	—	(952)	11,965	63,587	2.8
JNL/WCM Focused International Equity Fund - Class I	86,349	—	43,217	—	805	14,029	57,966	2.5
JNL/Westchester Capital Event Driven Fund - Class I	116,526	34,019	8,918	—	328	7,159	149,114	6.5
	2,284,137	292,180	498,936	4,011	(8,196)	231,918	2,301,103	100.0
JNL/American Funds Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	54,014	11,086	2,177	2,068	(184)	4,071	66,810	2.6
American Funds Insurance Series - International Growth and Income Fund - Class 1	138,900	4,262	28,617	1,942	278	17,199	132,022	5.0
	192,914	15,348	30,794	4,010	94	21,270	198,832	7.6
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	102,166	4,077	16,992	3,466	(1,375)	7,685	95,561	4.1
American Funds Insurance Series - International Growth and Income Fund - Class 1	116,903	2,632	16,337	1,740	170	14,746	118,114	5.0
	219,069	6,709	33,329	5,206	(1,205)	22,431	213,675	9.1
JNL/DFA Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	39,191	45	—	—	196	39,342	19.4
	—	39,191	45	—	—	196	39,342	19.4
JNL/DFA Moderate Growth Allocation Fund
JNL/DFA International Core Equity Fund	—	21,317	24	—	—	106	21,399	14.1
	—	21,317	24	—	—	106	21,399	14.1
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	13,812	3,629	74	—	—	970	18,337	1.2
JNL Multi-Manager International Small Cap Fund - Class I	52,080	709	2,984	—	(232)	9,913	59,486	4.0
JNL Multi-Manager Mid Cap Fund - Class I	91,691	34,494	4,716	—	393	20,001	141,863	9.5
JNL Multi-Manager Small Cap Growth Fund - Class I	28,720	3,099	2,837	—	475	8,307	37,764	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	35,149	4,464	671	—	(65)	5,671	44,548	3.0
JNL/Boston Partners Global Long Short Equity Fund - Class I	13,547	172	3,152	—	(215)	585	10,937	0.7
JNL/Causeway International Value Select Fund - Class I	133,601	2,455	13,872	—	(1,167)	14,203	135,220	9.1
JNL/Crescent High Income Fund - Class I	13,658	—	14,125	—	(489)	956	—	—
JNL/DoubleLine Core Fixed Income Fund - Class I	41,854	1	42,440	—	113	472	—	—
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	13,889	286	632	—	(11)	1,351	14,883	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	98,459	3,192	7,408	—	151	21,579	115,973	7.8
JNL/DoubleLine Total Return Fund - Class I	45,550	5,209	1,527	—	9	2,154	51,395	3.4

See accompanying Notes to Financial Statements.

15

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/First State Global Infrastructure Fund - Class I	13,537	89	1,290	—	65	2,465	14,866	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	66,780	158	7,131	—	(175)	12,365	71,997	4.8
JNL/Harris Oakmark Global Equity Fund - Class I	95,792	1,201	7,572	—	(1,144)	15,827	104,104	7.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	13,179	169	1,221	—	52	2,417	14,596	1.0
JNL/Lazard Emerging Markets Fund - Class I	27,411	7,884	1,435	—	(164)	2,969	36,665	2.5
JNL/Loomis Sayles Global Growth Fund - Class I	53,543	166	9,538	—	43	12,071	56,285	3.8
JNL/Mellon Equity Income Fund - Class I	35,678	18,773	1,690	—	82	7,154	59,997	4.0
JNL/Morningstar Wide Moat Index Fund - Class I	59,332	6,637	1,763	—	80	10,240	74,526	5.0
JNL/Neuberger Berman Commodity Strategy Fund - Class I	13,150	5	13,875	—	(1,049)	1,769	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	41,247	4,219	3,300	—	(491)	6,209	47,884	3.2
JNL/T. Rowe Price Established Growth Fund - Class I	99,274	2,745	6,551	—	328	19,961	115,757	7.8
JNL/T. Rowe Price Value Fund - Class I	99,384	7,473	5,337	—	(259)	18,379	119,640	8.0
JNL/WCM Focused International Equity Fund - Class I	136,550	115	23,425	—	1,043	29,586	143,869	9.7
	1,336,867	107,344	178,566	—	(2,627)	227,574	1,490,592	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	44,088	147	6,045	—	36	2,578	40,804	1.7
JNL Multi-Manager International Small Cap Fund - Class I	73,196	491	4,150	—	(293)	13,883	83,127	3.5
JNL Multi-Manager Mid Cap Fund - Class I	142,702	20,247	8,010	—	580	29,015	184,534	7.8
JNL Multi-Manager Small Cap Growth Fund - Class I	41,401	—	10,577	—	1,473	9,870	42,167	1.8
JNL Multi-Manager Small Cap Value Fund - Class I	51,246	93	6,369	—	(820)	8,632	52,782	2.2
JNL/Boston Partners Global Long Short Equity Fund - Class I	16,260	51	5,298	—	(360)	804	11,457	0.5
JNL/Causeway International Value Select Fund - Class I	191,362	333	19,653	—	(1,706)	20,284	190,620	8.0
JNL/Crescent High Income Fund - Class I	27,182	6,235	427	—	(19)	2,078	35,049	1.5
JNL/DoubleLine Core Fixed Income Fund - Class I	55,493	1,175	1,375	—	22	3,392	58,707	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	44,206	6,153	1,592	—	(26)	4,656	53,397	2.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	131,845	—	10,875	—	144	28,407	149,521	6.3
JNL/DoubleLine Total Return Fund - Class I	111,486	14,296	2,918	—	19	5,373	128,256	5.4
JNL/First State Global Infrastructure Fund - Class I	10,811	11,026	1,247	—	80	3,010	23,680	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	33,025	481	396	—	2	1,111	34,223	1.4
JNL/GQG Emerging Markets Equity Fund - Class I	95,559	16	10,146	—	(249)	17,673	102,853	4.3
JNL/Harris Oakmark Global Equity Fund - Class I	95,274	87	9,664	—	(1,520)	15,931	100,108	4.2
JNL/Heitman U.S. Focused Real Estate Fund - Class I	21,008	17	1,729	—	73	3,858	23,227	1.0
JNL/Lazard Emerging Markets Fund - Class I	38,554	5,716	2,328	—	(283)	4,170	45,829	1.9
JNL/Loomis Sayles Global Growth Fund - Class I	75,206	12	8,685	—	121	17,415	84,069	3.6
JNL/Mellon Equity Income Fund - Class I	46,870	12,262	1,927	—	97	8,509	65,811	2.8
JNL/Morningstar Wide Moat Index Fund - Class I	74,323	15,974	2,551	—	84	13,132	100,962	4.3
JNL/Neuberger Berman Commodity Strategy Fund - Class I	20,277	—	21,388	—	(1,462)	2,573	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	60,819	5,403	4,606	—	(733)	9,093	69,976	3.0
JNL/PIMCO Income Fund - Class I	38,838	12,018	1,096	—	37	2,959	52,756	2.2
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	38,915	365	1,681	—	(15)	3,964	41,548	1.8
JNL/PIMCO Real Return Fund - Class I	16,607	—	16,827	—	(165)	385	—	—
JNL/T. Rowe Price Capital Appreciation Fund - Class I	87,526	10	6,753	—	588	14,071	95,442	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	128,121	4	10,780	—	436	25,245	143,026	6.0
JNL/T. Rowe Price Value Fund - Class I	133,496	—	7,774	—	(415)	23,859	149,166	6.3
JNL/WCM Focused International Equity Fund - Class I	208,565	7	47,692	—	1,544	43,188	205,612	8.7
	2,154,261	112,619	234,559	—	(2,730)	339,118	2,368,709	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	54,690	560	5,966	—	37	3,261	52,582	2.2
JNL Multi-Manager International Small Cap Fund - Class I	42,069	21	8,199	—	(956)	8,219	41,154	1.8
JNL Multi-Manager Mid Cap Fund - Class I	95,103	14,926	6,014	—	476	19,339	123,830	5.3
JNL Multi-Manager Small Cap Growth Fund - Class I	31,427	—	4,758	—	708	8,286	35,663	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	36,216	385	1,463	—	(172)	5,799	40,765	1.7
JNL/Boston Partners Global Long Short Equity Fund - Class I	21,636	192	10,883	—	(739)	1,327	11,533	0.5
JNL/Causeway International Value Select Fund - Class I	143,623	1,373	15,021	—	(1,272)	15,249	143,952	6.1
JNL/Crescent High Income Fund - Class I	43,439	12,252	839	—	(34)	3,397	58,215	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	104,496	13,984	2,807	—	68	6,923	122,664	5.2
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	71,369	760	2,718	—	(13)	6,929	76,327	3.3
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	89,940	32	19,800	—	(134)	18,386	88,424	3.8
JNL/DoubleLine Total Return Fund - Class I	176,425	28,418	4,337	—	49	8,731	209,286	8.9

See accompanying Notes to Financial Statements.

16

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/First State Global Infrastructure Fund - Class I	10,749	5,561	1,323	—	91	2,460	17,538	0.8
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	81,096	61	10,358	—	(241)	11,691	82,249	3.5
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	71,146	1,747	645	—	4	2,401	74,653	3.2
JNL/GQG Emerging Markets Equity Fund - Class I	66,175	26	7,252	—	(13)	12,234	71,170	3.0
JNL/Harris Oakmark Global Equity Fund - Class I	58,351	437	3,618	—	(492)	9,503	64,181	2.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	15,666	5,329	1,223	—	76	3,227	23,075	1.0
JNL/Lazard Emerging Markets Fund - Class I	32,716	798	1,989	—	(213)	3,546	34,858	1.5
JNL/Loomis Sayles Global Growth Fund - Class I	42,762	27	5,602	—	131	9,844	47,162	2.0
JNL/Morningstar Wide Moat Index Fund - Class I	63,688	15,924	2,888	—	192	11,227	88,143	3.8
JNL/Neuberger Berman Commodity Strategy Fund - Class I	15,537	29	16,418	—	(1,186)	2,038	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	43,644	465	3,502	—	(501)	6,336	46,442	2.0
JNL/PIMCO Income Fund - Class I	66,006	12,634	1,691	—	69	4,725	81,743	3.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	60,584	623	2,767	—	8	6,171	64,619	2.8
JNL/PIMCO Real Return Fund - Class I	21,983	6,236	747	—	12	1,703	29,187	1.2
JNL/PPM America Total Return Fund - Class I	71,499	1,372	2,113	—	25	5,331	76,114	3.3
JNL/Scout Unconstrained Bond Fund - Class I	33,097	1,010	660	—	(11)	1,410	34,846	1.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	163,018	42	29,974	—	2,575	23,385	159,046	6.8
JNL/T. Rowe Price Established Growth Fund - Class I	90,833	52	14,578	—	620	17,141	94,068	4.0
JNL/T. Rowe Price Value Fund - Class I	90,513	2	6,269	—	(306)	16,182	100,122	4.3
JNL/WCM Focused International Equity Fund - Class I	152,483	—	36,904	—	1,431	31,287	148,297	6.3
	2,161,979	125,278	233,326	—	289	287,688	2,341,908	100.0
JNL/Mellon Index 5 Fund[1]
JNL/Mellon Bond Index Fund - Class I	185,233	88,704	13,575	—	37	11,046	271,445	19.8
JNL/Mellon International Index Fund - Class I	175,100	88,507	13,338	—	(1,834)	25,710	274,145	20.0
JNL/Mellon S&P 400 MidCap Index Fund - Class I	166,193	87,143	8,405	—	255	30,100	275,286	20.1
JNL/Mellon S&P 500 Index Fund - Class I	170,722	86,663	14,479	—	1,182	29,548	273,636	19.9
JNL/Mellon Small Cap Index Fund - Class I	161,754	93,041	1,585	—	(1)	23,683	276,892	20.2
	859,002	444,058	51,382	—	(361)	120,087	1,371,404	100.0
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class I	1,486,184	—	141,617	—	22,385	213,166	1,580,118	24.9
JNL/S&P Dividend Income & Growth Fund - Class I	1,482,277	—	152,999	—	943	252,772	1,582,993	24.9
JNL/S&P Intrinsic Value Fund - Class I	1,457,565	5,077	26,198	—	1,446	148,576	1,586,466	25.0
JNL/S&P Total Yield Fund - Class I	1,458,803	770	57,027	—	56	200,286	1,602,888	25.2
	5,884,829	5,847	377,841	—	24,830	814,800	6,352,465	100.0
JNL/S&P Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	59,613	71	436	—	(2)	3,750	62,996	2.8
JNL Multi-Manager Mid Cap Fund - Class I	33,650	326	—	—	—	6,822	40,798	1.8
JNL Multi-Manager Small Cap Growth Fund - Class I	42,075	1,416	—	—	—	12,733	56,224	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	49,355	791	1	—	—	7,705	57,850	2.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	172,123	—	27,407	—	4,050	35,395	184,161	8.1
JNL/Causeway International Value Select Fund - Class I	54,676	287	—	—	—	5,439	60,402	2.7
JNL/ClearBridge Large Cap Growth Fund - Class I	101,116	—	10,844	—	2,205	19,331	111,808	4.9
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	19,964	9	373	—	(4)	1,937	21,533	1.0
JNL/DoubleLine Total Return Fund - Class I	20,635	16	381	—	1	898	21,169	0.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	617	—	—	—	—	60	677	—
JNL/GQG Emerging Markets Equity Fund - Class I	21,587	—	2,547	—	(27)	3,976	22,989	1.0
JNL/Invesco Diversified Dividend Fund - Class I	89,007	3,282	—	—	—	13,337	105,626	4.7
JNL/Invesco Global Real Estate Fund - Class I	19,243	—	—	—	—	3,008	22,251	1.0
JNL/Invesco International Growth Fund - Class I	21,774	—	3,027	—	(108)	4,205	22,844	1.0
JNL/Invesco Small Cap Growth Fund - Class I	24,558	—	5,798	—	453	4,310	23,523	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	60,842	1,145	—	—	—	18,245	80,232	3.5
JNL/Lazard Emerging Markets Fund - Class I	40,527	—	1,905	—	(173)	4,326	42,775	1.9
JNL/Lazard International Strategic Equity Fund - Class I	13,730	696	—	—	—	2,135	16,561	0.7
JNL/MFS Mid Cap Value Fund - Class I	23,042	—	4,439	—	37	4,380	23,020	1.0
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	40,978	—	2,977	—	(412)	5,899	43,488	1.9
JNL/Oppenheimer Global Growth Fund - Class I	120,267	656	(1	—	—	25,786	146,710	6.5
JNL/PIMCO Income Fund - Class I	14,074	774	—	—	—	945	15,793	0.7
JNL/PPM America High Yield Bond Fund - Class I	39,144	6	694	—	(20)	4,018	42,454	1.9
JNL/PPM America Total Return Fund - Class I	20,254	14	377	—	2	1,499	21,392	0.9
JNL/Scout Unconstrained Bond Fund - Class I	8,109	—	—	—	—	339	8,448	0.4
JNL/T. Rowe Price Established Growth Fund - Class I	280,579	—	12,395	—	883	56,565	325,632	14.3
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	103,213	—	—	—	—	25,147	128,360	5.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	40,834	66	401	—	2	1,190	41,691	1.8

See accompanying Notes to Financial Statements.

17

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Value Fund - Class I	282,532	—	22,187	—	(1,307)	50,522	309,560	13.6
JNL/WCM Focused International Equity Fund - Class I	94,917	2,065	—	—	—	23,364	120,346	5.3
JNL/WMC Value Fund - Class I	91,296	—	14,940	—	(1,518)	16,016	90,854	4.0
	2,004,331	11,620	111,128	—	4,062	363,282	2,272,167	100.0
JNL/S&P Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	36,693	1,073	1,933	—	20	2,266	38,119	3.0
JNL Multi-Manager Mid Cap Fund - Class I	11,737	582	1,827	—	138	2,151	12,781	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	11,640	710	2,835	—	415	2,861	12,791	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	11,663	1,047	1,667	—	(207)	2,008	12,844	1.0
JNL/Causeway International Value Select Fund - Class I	12,027	1,150	1,606	—	(113)	1,306	12,764	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	11,725	733	2,167	—	433	2,029	12,753	1.0
JNL/Crescent High Income Fund - Class I	36,365	827	1,642	—	(64)	2,534	38,020	3.0
JNL/DFA U.S. Core Equity Fund - Class I	23,398	1,573	3,566	—	336	3,823	25,564	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	61,631	1,105	3,018	—	16	3,709	63,443	5.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	12,309	235	1,007	—	(15)	1,179	12,701	1.0
JNL/DoubleLine Total Return Fund - Class I	111,170	2,291	4,261	—	23	4,842	114,065	9.0
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	37,032	737	2,215	—	(20)	2,506	38,040	3.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	85,763	3,752	3,833	—	83	2,814	88,579	6.9
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	12,398	621	1,477	—	(69)	1,239	12,712	1.0
JNL/Invesco Diversified Dividend Fund - Class I	11,873	490	1,386	—	76	1,643	12,696	1.0
JNL/Invesco Global Real Estate Fund - Class I	37	—	—	—	—	6	43	—
JNL/Invesco International Growth Fund - Class I	12,088	840	2,437	—	(89)	2,355	12,757	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	23,616	1,370	5,978	—	480	6,057	25,545	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	49,496	1,142	2,425	—	(12)	2,507	50,708	4.0
JNL/MFS Mid Cap Value Fund - Class I	11,504	645	1,623	—	18	2,244	12,788	1.0
JNL/Neuberger Berman Strategic Income Fund - Class I	24,532	502	1,306	—	(8)	1,679	25,399	2.0
JNL/Oppenheimer Global Growth Fund - Class I	11,836	975	2,418	—	(99)	2,529	12,823	1.0
JNL/PIMCO Income Fund - Class I	61,604	1,282	3,380	—	128	3,836	63,470	5.0
JNL/PIMCO Real Return Fund - Class I	98,695	2,682	6,109	—	61	6,212	101,541	8.0
JNL/PPM America Floating Rate Income Fund - Class I	24,311	562	990	—	9	1,324	25,216	2.0
JNL/PPM America High Yield Bond Fund - Class I	60,131	1,566	4,301	—	(115)	6,177	63,458	5.0
JNL/PPM America Low Duration Bond Fund - Class I	86,216	2,043	2,219	—	17	2,639	88,696	7.0
JNL/PPM America Total Return Fund - Class I	86,192	1,478	5,075	—	28	6,290	88,913	7.0
JNL/Scout Unconstrained Bond Fund - Class I	24,735	514	939	—	(19)	1,042	25,333	2.0
JNL/T. Rowe Price Established Growth Fund - Class I	23,425	1,590	4,203	—	234	4,434	25,480	2.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	86,215	2,092	2,227	—	24	2,510	88,614	6.9
JNL/T. Rowe Price Value Fund - Class I	35,450	1,365	4,710	—	(267)	6,403	38,241	3.0
JNL/WCM Focused International Equity Fund - Class I	12,051	402	2,421	—	146	2,590	12,768	1.0
JNL/WMC Value Fund - Class I	2,411	—	—	—	—	402	2,813	0.2
	1,221,969	37,976	87,201	—	1,588	98,146	1,272,478	100.0
JNL/S&P Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	150,327	—	3,481	—	31	9,371	156,248	2.9
JNL Multi-Manager Mid Cap Fund - Class I	90,777	—	2,657	—	264	18,015	106,399	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	105,160	—	—	—	—	31,493	136,653	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	97,876	—	—	—	—	15,236	113,112	2.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	368,752	—	48,358	—	7,410	78,165	405,969	7.5
JNL/Causeway International Value Select Fund - Class I	94,344	—	1,246	—	(76)	9,459	102,481	1.9
JNL/ClearBridge Large Cap Growth Fund - Class I	176,154	—	—	—	—	38,569	214,723	4.0
JNL/Crescent High Income Fund - Class I	104,219	—	5,232	—	(208)	7,237	106,016	2.0
JNL/DoubleLine Core Fixed Income Fund - Class I	5,830	—	—	—	—	358	6,188	0.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,222	—	3,568	—	(47)	5,084	54,691	1.0
JNL/DoubleLine Total Return Fund - Class I	53,397	—	2,578	—	11	2,280	53,110	1.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	49,399	—	957	—	(45)	4,785	53,182	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	33,483	—	—	—	—	6,451	39,934	0.7
JNL/Invesco Diversified Dividend Fund - Class I	118,239	—	—	—	—	17,526	135,765	2.5
JNL/Invesco Global Real Estate Fund - Class I	44,478	—	—	—	—	6,952	51,430	0.9
JNL/Invesco International Growth Fund - Class I	62,993	—	12,643	—	(435)	12,044	61,959	1.1
JNL/Invesco Small Cap Growth Fund - Class I	49,455	—	4,163	—	335	9,590	55,217	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	107,595	—	—	—	—	32,059	139,654	2.6
JNL/Lazard Emerging Markets Fund - Class I	85,381	—	25,238	—	(2,455)	10,758	68,446	1.3
JNL/Lazard International Strategic Equity Fund - Class I	26,635	—	—	—	—	4,079	30,714	0.6
JNL/MFS Mid Cap Value Fund - Class I	61,771	—	12,561	—	(116)	11,926	61,020	1.1
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,064	—	—	—	—	10,737	89,801	1.7

See accompanying Notes to Financial Statements.

18

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Oppenheimer Global Growth Fund - Class I	277,833	—	12,194	—	748	58,256	324,643	6.0
JNL/PIMCO Income Fund - Class I	109,788	—	8,178	—	329	6,639	108,578	2.0
JNL/PIMCO Real Return Fund - Class I	114,283	—	10,667	—	74	6,953	110,643	2.0
JNL/PPM America High Yield Bond Fund - Class I	99,861	—	4,207	—	(95)	10,236	105,795	2.0
JNL/PPM America Low Duration Bond Fund - Class I	107,783	—	5,361	—	36	3,199	105,657	1.9
JNL/PPM America Mid Cap Value Fund - Class I	14,424	—	—	—	—	1,863	16,287	0.3
JNL/PPM America Total Return Fund - Class I	99,342	—	1,789	—	19	7,356	104,928	1.9
JNL/Scout Unconstrained Bond Fund - Class I	52,699	—	2,141	—	(42)	2,193	52,709	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	706,509	—	68,892	—	4,346	138,355	780,318	14.4
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	195,405	—	—	—	—	47,607	243,012	4.5
JNL/T. Rowe Price Short-Term Bond Fund - Class I	107,931	—	5,397	—	54	3,030	105,618	1.9
JNL/T. Rowe Price Value Fund - Class I	640,043	—	70,229	—	(4,086)	114,535	680,263	12.6
JNL/WCM Focused International Equity Fund - Class I	171,120	—	—	—	—	41,689	212,809	3.9
JNL/WMC Value Fund - Class I	209,448	—	20,585	—	(2,014)	35,986	222,835	4.1
	4,925,020	—	332,322	—	4,038	820,071	5,416,807	100.0
JNL/S&P Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	91,697	—	4,850	—	44	5,623	92,514	3.1
JNL Multi-Manager Mid Cap Fund - Class I	30,075	—	3,467	—	278	5,630	32,516	1.1
JNL Multi-Manager Small Cap Growth Fund - Class I	28,433	—	3,391	—	558	7,727	33,327	1.1
JNL Multi-Manager Small Cap Value Fund - Class I	31,012	—	3,634	—	(484)	5,201	32,095	1.1
JNL/BlackRock Large Cap Select Growth Fund - Class I	29,607	—	3,447	—	526	6,370	33,056	1.1
JNL/Causeway International Value Select Fund - Class I	27,842	—	562	—	(30)	2,803	30,053	1.0
JNL/ClearBridge Large Cap Growth Fund - Class I	45,021	130	1	—	—	9,869	55,019	1.8
JNL/Crescent High Income Fund - Class I	91,854	—	5,347	—	(223)	6,390	92,674	3.1
JNL/DFA U.S. Core Equity Fund - Class I	28,661	—	2,069	—	203	4,937	31,732	1.1
JNL/DoubleLine Core Fixed Income Fund - Class I	75,035	660	—	—	—	4,630	80,325	2.7
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	31,120	—	2,293	—	(36)	2,966	31,757	1.1
JNL/DoubleLine Total Return Fund - Class I	222,649	—	14,479	—	34	9,402	217,606	7.3
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	219,705	—	13,587	—	273	7,120	213,511	7.2
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	30,300	—	1,568	—	(80)	2,937	31,589	1.1
JNL/Invesco Diversified Dividend Fund - Class I	88,402	—	6,291	—	334	12,508	94,953	3.2
JNL/Invesco Global Real Estate Fund - Class I	8,233	—	—	—	—	1,287	9,520	0.3
JNL/Invesco International Growth Fund - Class I	32,605	—	4,962	—	(195)	6,283	33,731	1.1
JNL/Invesco Small Cap Growth Fund - Class I	27,622	—	1,654	—	145	5,439	31,552	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	59,471	—	8,727	—	858	16,191	67,793	2.3
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,387	—	21,220	—	(277)	4,046	70,936	2.4
JNL/Lazard Emerging Markets Fund - Class I	28,217	—	725	—	(60)	2,966	30,398	1.0
JNL/Lazard International Strategic Equity Fund - Class I	22,092	83	—	—	—	3,387	25,562	0.8
JNL/MFS Mid Cap Value Fund - Class I	20,671	96	—	—	—	4,163	24,930	0.8
JNL/Neuberger Berman Strategic Income Fund - Class I	39,796	283	—	—	—	2,769	42,848	1.4
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	12,150	253	1	—	—	1,655	14,057	0.5
JNL/Oppenheimer Global Growth Fund - Class I	32,250	348	—	—	—	6,921	39,519	1.3
JNL/PIMCO Income Fund - Class I	84,983	486	—	—	—	5,592	91,061	3.1
JNL/PIMCO Real Return Fund - Class I	185,129	—	10,136	—	71	11,547	186,611	6.3
JNL/PPM America High Yield Bond Fund - Class I	119,835	—	7,509	—	(187)	12,269	124,408	4.2
JNL/PPM America Low Duration Bond Fund - Class I	173,963	30	776	—	10	5,347	178,574	6.0
JNL/PPM America Total Return Fund - Class I	156,642	—	10,628	—	23	11,276	157,313	5.3
JNL/Scout Unconstrained Bond Fund - Class I	54,981	—	17,983	—	(427)	2,257	38,828	1.3
JNL/T. Rowe Price Established Growth Fund - Class I	234,505	—	23,604	—	1,455	45,840	258,196	8.7
JNL/T. Rowe Price Short-Term Bond Fund - Class I	142,050	72	47	—	1	4,174	146,250	4.9
JNL/T. Rowe Price Value Fund - Class I	176,286	—	14,264	—	(805)	31,525	192,742	6.5
JNL/WCM Focused International Equity Fund - Class I	60,220	350	(1	—	—	14,717	75,288	2.5
JNL/WMC Value Fund - Class I	30,410	—	3,117	—	(317)	5,233	32,209	1.1
	2,861,911	2,791	190,338	—	1,692	298,997	2,975,053	100.0
JNL/S&P Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	176,429	—	8,682	—	83	10,841	178,671	3.1
JNL Multi-Manager Mid Cap Fund - Class I	102,784	—	3,515	—	344	20,333	119,946	2.1
JNL Multi-Manager Small Cap Growth Fund - Class I	62,783	748	—	—	—	18,870	82,401	1.4
JNL Multi-Manager Small Cap Value Fund - Class I	107,612	—	4,884	—	(606)	17,250	119,372	2.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	203,521	—	40,408	—	5,871	40,075	209,059	3.6
JNL/Causeway International Value Select Fund - Class I	85,683	365	—	—	—	8,519	94,567	1.6
JNL/ClearBridge Large Cap Growth Fund - Class I	114,468	802	—	—	—	25,130	140,400	2.4
JNL/Crescent High Income Fund - Class I	121,861	—	8,872	—	(362)	8,507	121,134	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	68,241	849	—	—	—	4,223	73,313	1.3
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	59,431	—	3,761	—	(54)	5,685	61,301	1.1

See accompanying Notes to Financial Statements.

19

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/DoubleLine Total Return Fund - Class I	181,230	—	9,540	—	34	7,719	179,443	3.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	52,805	—	—	—	—	3,613	56,418	1.0
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	299,911	—	16,003	—	330	9,782	294,020	5.0
JNL/Goldman Sachs Emerging Markets Debt Fund - Class I	57,679	—	2,413	—	(121)	5,590	60,735	1.0
JNL/GQG Emerging Markets Equity Fund - Class I	21,323	650	—	—	—	4,179	26,152	0.4
JNL/Invesco Diversified Dividend Fund - Class I	121,474	1,802	—	—	—	18,089	141,365	2.4
JNL/Invesco Global Real Estate Fund - Class I	46,508	—	—	—	—	7,270	53,778	0.9
JNL/Invesco International Growth Fund - Class I	74,055	—	16,072	—	(645)	14,119	71,457	1.2
JNL/Invesco Small Cap Growth Fund - Class I	55,340	—	4,459	—	356	10,755	61,992	1.1
JNL/JPMorgan MidCap Growth Fund - Class I	134,821	—	29,574	—	2,684	34,945	142,876	2.4
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	88,031	—	19,930	—	(229)	4,054	71,926	1.2
JNL/Lazard Emerging Markets Fund - Class I	54,529	—	1,469	—	(130)	5,737	58,667	1.0
JNL/Lazard International Strategic Equity Fund - Class I	27,613	510	—	—	—	4,256	32,379	0.6
JNL/MFS Mid Cap Value Fund - Class I	42,719	147	—	—	—	8,600	51,466	0.9
JNL/Oppenheimer Emerging Markets Innovator Fund - Class I	79,226	—	18,207	—	(2,733)	12,828	71,114	1.2
JNL/Oppenheimer Global Growth Fund - Class I	176,266	529	—	—	—	37,753	214,548	3.7
JNL/PIMCO Income Fund - Class I	139,135	538	—	—	—	9,150	148,823	2.6
JNL/PIMCO Real Return Fund - Class I	217,889	108	1,312	—	32	14,018	230,735	4.0
JNL/PPM America High Yield Bond Fund - Class I	173,460	—	10,381	—	(250)	17,759	180,588	3.1
JNL/PPM America Low Duration Bond Fund - Class I	271,998	201	248	—	2	8,389	280,342	4.8
JNL/PPM America Mid Cap Value Fund - Class I	25,140	—	—	—	—	3,245	28,385	0.5
JNL/PPM America Total Return Fund - Class I	179,881	—	10,686	—	38	13,012	182,245	3.1
JNL/Scout Unconstrained Bond Fund - Class I	83,006	—	16,833	—	(371)	3,428	69,230	1.2
JNL/T. Rowe Price Established Growth Fund - Class I	681,973	—	65,992	—	4,019	133,588	753,588	12.9
JNL/T. Rowe Price Short-Term Bond Fund - Class I	212,234	266	4	—	—	6,241	218,737	3.7
JNL/T. Rowe Price Value Fund - Class I	548,218	—	64,008	—	(3,933)	98,121	578,398	9.9
JNL/WCM Focused International Equity Fund - Class I	145,672	1,326	—	—	—	35,681	182,679	3.1
JNL/WMC Value Fund - Class I	180,779	—	19,849	—	(2,021)	31,179	190,088	3.3
	5,475,728	8,841	377,102	—	2,338	722,533	5,832,338	100.0

1 Effective as of close of business on June 21, 2019, JNL/Mellon Capital 10 x 10 Fund was acquired by JNL/Mellon Index 5 Fund. The value of investments as of close of business on June 21, 2019 are included in purchases in the long term investments table of JNL/Mellon Index 5 Fund.

See accompanying Notes to Financial Statements.

20

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Assets
Investments - affiliated, at value	$1,326,513	$3,176,185	$71,118	$504,091	$715,957	$7,249,240	$1,913,329
Receivable from:
Investment securities sold	—	—	—	144	170	—	—
Fund shares sold	1,638	1,469	350	130	173	3,835	976
Dividends	117	—	—	—	—	—	—
Adviser	319	980	19	195	289	1,751	765
Other assets	4	11	—	2	2	22	6
Total assets	1,328,591	3,178,645	71,487	504,562	716,591	7,254,848	1,915,076
Liabilities
Payable for:
Investment securities purchased	897	89	343	—	—	968	135
Fund shares redeemed	741	1,380	7	274	343	2,868	841
Advisory fees	553	1,458	29	247	375	3,200	1,113
Administrative fees	106	256	6	41	58	516	153
12b-1 fees (Class A)	64	155	3	25	35	354	93
Board of trustee fees	27	68	—	17	15	107	33
Chief compliance officer fees	1	2	—	—	—	5	1
Other expenses	1	3	—	—	1	32	2
Total liabilities	2,390	3,411	388	604	827	8,050	2,371
Net assets	$1,326,201	$3,175,234	$71,099	$503,958	$715,764	$7,246,798	$1,912,705
Net assets consist of:
Paid-in capital(b)	$1,355,281	$3,298,399	$69,254	$497,163	$710,605	$7,074,462	$1,909,898
Total distributable earnings (loss)(b)	(29,080)	(123,165)	1,845	6,795	5,159	172,336	2,807
Net assets	$1,326,201	$3,175,234	$71,099	$503,958	$715,764	$7,246,798	$1,912,705
Net assets - Class A	$1,309,927	$3,165,102	$69,140	$502,289	$711,723	$7,206,280	$1,904,002
Shares outstanding - Class A	113,787	141,851	6,695	44,925	46,833	286,138	131,330
Net asset value per share - Class A	$11.51	$22.31	$10.33	$11.18	$15.20	$25.18	$14.50
Net assets - Class I	$16,274	$10,132	$1,959	$1,669	$4,041	$40,518	$8,703
Shares outstanding - Class I	1,363	447	189	148	262	1,584	592
Net asset value per share - Class I	$11.94	$22.66	$10.36	$11.29	$15.44	$25.57	$14.69
Investments - affiliated, at cost	$1,355,595	$3,299,350	$69,273	$497,296	$710,798	$7,076,904	$1,910,522

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

21

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Assets
Investments - affiliated, at value	$1,407,321	$348,550	$283,276	$586,429	$313,915	$2,728,650	$2,301,103
Receivable from:
Investment securities sold	284	74	—	47	125	1,173	607
Fund shares sold	538	247	824	239	158	199	415
Adviser	788	98	79	233	88	—	—
Other assets	4	1	1	2	1	9	8
Total assets	1,408,935	348,970	284,180	586,950	314,287	2,730,031	2,302,133
Liabilities
Payable for:
Investment securities purchased	—	—	704	—	—	—	—
Fund shares redeemed	822	321	120	286	283	1,371	1,022
Advisory fees	1,054	146	118	314	157	243	209
Administrative fees	112	28	23	47	25	111	94
12b-1 fees (Class A)	69	17	14	28	15	134	113
Board of trustee fees	28	2	1	2	1	125	131
Chief compliance officer fees	1	—	—	—	—	2	2
Other expenses	1	1	1	3	1	7	5
Total liabilities	2,087	515	981	680	482	1,993	1,576
Net assets	$1,406,848	$348,455	$283,199	$586,270	$313,805	$2,728,038	$2,300,557
Net assets consist of:
Paid-in capital(b)	$1,321,432	$348,270	$288,961	$615,525	$344,657	$2,630,400	$2,235,342
Total distributable earnings (loss)(b)	85,416	185	(5,762)	(29,255)	(30,852)	97,638	65,215
Net assets	$1,406,848	$348,455	$283,199	$586,270	$313,805	$2,728,038	$2,300,557
Net assets - Class A	$1,396,560	$341,551	$275,781	$576,847	$308,116	$2,727,273	$2,299,584
Shares outstanding - Class A	104,998	28,760	24,249	54,322	26,095	153,008	130,086
Net asset value per share - Class A	$13.30	$11.88	$11.37	$10.62	$11.81	$17.82	$17.68
Net assets - Class I	$10,288	$6,904	$7,418	$9,423	$5,689	$765	$973
Shares outstanding - Class I	764	578	648	883	479	43	55
Net asset value per share - Class I	$13.46	$11.95	$11.44	$10.67	$11.87	$17.92	$17.78
Investments - affiliated, at cost	$1,321,905	$348,365	$289,038	$615,684	$344,767	$2,631,012	$2,235,888

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

22

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$2,432,220	$2,137,205	$163,689	$130,553	$—	$—	$—
Investments - affiliated, at value	198,832	213,675	39,342	21,399	1,490,592	2,368,709	2,341,908
Receivable from:
Investment securities sold	—	—	—	—	621	571	890
Fund shares sold	1,052	5,114	165	92	1,165	622	755
Adviser	—	—	11	8	—	—	—
Other assets	9	8	1	—	5	8	8
Total assets	2,632,113	2,356,002	203,208	152,052	1,492,383	2,369,910	2,343,561
Liabilities
Payable for:
Investment securities purchased	246	3,740	149	34	—	—	—
Fund shares redeemed	806	1,374	17	59	1,786	1,194	1,645
Advisory fees	391	352	32	24	117	174	173
Administrative fees	318	284	24	18	60	96	95
12b-1 fees (Class A)	128	115	10	7	73	116	115
Board of trustee fees	34	37	1	1	41	63	85
Chief compliance officer fees	2	2	—	—	1	2	2
Other expenses	2	4	—	—	3	5	5
Total liabilities	1,927	5,908	233	143	2,081	1,650	2,120
Net assets	$2,630,186	$2,350,094	$202,975	$151,909	$1,490,302	$2,368,260	$2,341,441
Net assets consist of:
Paid-in capital(a)	$2,567,465	$2,312,876	$195,321	$146,040	$1,437,081	$2,265,487	$2,229,805
Total distributable earnings (loss)(a)	62,721	37,218	7,654	5,869	53,221	102,773	111,636
Net assets	$2,630,186	$2,350,094	$202,975	$151,909	$1,490,302	$2,368,260	$2,341,441
Net assets - Class A	$2,615,957	$2,338,941	$198,699	$147,147	$1,483,123	$2,359,236	$2,337,934
Shares outstanding - Class A	147,749	147,174	18,039	13,358	109,074	165,356	161,246
Net asset value per share - Class A	$17.71	$15.89	$11.01	$11.02	$13.60	$14.27	$14.50
Net assets - Class I	$14,229	$11,153	$4,276	$4,762	$7,179	$9,024	$3,507
Shares outstanding - Class I	799	698	386	429	525	629	241
Net asset value per share - Class I	$17.81	$15.98	$11.06	$11.09	$13.67	$14.34	$14.58
Investments - unaffiliated, at cost	$2,370,124	$2,099,466	$158,143	$126,959	$—	$—	$—
Investments - affiliated, at cost	198,207	214,196	39,146	21,293	1,437,371	2,265,936	2,230,272

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

23

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Assets
Investments - affiliated, at value	$1,371,404	$6,352,465	$2,272,167	$1,272,478	$5,416,807	$2,975,053	$5,832,338
Receivable from:
Investment securities sold	131	2,147	251	438	924	960	1,733
Fund shares sold	213	1,291	449	252	1,690	457	666
Other assets	5	21	7	4	18	10	19
Total assets	1,371,753	6,355,924	2,272,874	1,273,172	5,419,439	2,976,480	5,834,756
Liabilities
Payable for:
Fund shares redeemed	344	3,438	701	690	2,614	1,418	2,399
Advisory fees	—	—	167	104	360	215	385
Administrative fees	42	242	92	52	210	121	226
12b-1 fees (Class A)	67	311	111	63	266	146	286
Board of trustee fees	177	202	77	69	199	133	244
Chief compliance officer fees	1	4	1	1	4	2	4
Other expenses	2	15	4	3	12	7	13
Total liabilities	633	4,212	1,153	982	3,665	2,042	3,557
Net assets	$1,371,120	$6,351,712	$2,271,721	$1,272,190	$5,415,774	$2,974,438	$5,831,199
Net assets consist of:
Paid-in capital(a)	$1,340,792	$5,854,297	$2,089,367	$1,222,868	$5,017,369	$2,830,886	$5,513,215
Total distributable earnings (loss)(a)	30,328	497,415	182,354	49,322	398,405	143,552	317,984
Net assets	$1,371,120	$6,351,712	$2,271,721	$1,272,190	$5,415,774	$2,974,438	$5,831,199
Net assets - Class A	$1,369,859	$6,343,053	$2,262,725	$1,270,909	$5,408,575	$2,971,369	$5,825,579
Shares outstanding - Class A	89,465	290,248	92,295	89,681	260,976	180,461	308,323
Net asset value per share - Class A	$15.31	$21.85	$24.52	$14.17	$20.72	$16.47	$18.89
Net assets - Class I	$1,261	$8,659	$8,996	$1,281	$7,199	$3,069	$5,620
Shares outstanding - Class I	82	394	365	90	346	185	296
Net asset value per share - Class I	$15.40	$21.97	$24.65	$14.21	$20.83	$16.55	$19.00
Investments - affiliated, at cost	$1,341,076	$5,855,050	$2,089,813	$1,223,156	$5,018,402	$2,831,501	$5,514,354

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

24

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Assets
Investments - unaffiliated, at value	$93,052	$301,370	$421,712
Receivable from:
Fund shares sold	138	274	642
Adviser	7	17	22
Other assets	—	1	1
Total assets	93,197	301,662	422,377
Liabilities
Payable for:
Investment securities purchased	126	218	589
Fund shares redeemed	12	56	53
Advisory fees	15	48	73
Administrative fees	11	36	36
12b-1 fees (Class A)	4	15	22
Board of trustee fees	—	1	2
Other expenses	—	1	1
Total liabilities	168	375	776
Net assets	$93,029	$301,287	$421,601
Net assets consist of:
Paid-in capital(a)	$89,299	$313,996	$400,126
Total distributable earnings (loss)(a)	3,730	(12,709)	21,475
Net assets	$93,029	$301,287	$421,601
Net assets - Class A	$90,680	$293,622	$412,445
Shares outstanding - Class A	8,457	29,270	34,510
Net asset value per share - Class A	$10.72	$10.03	$11.95
Net assets - Class I	$2,349	$7,665	$9,156
Shares outstanding - Class I	218	761	761
Net asset value per share - Class I	$10.79	$10.08	$12.03
Investments - unaffiliated, at cost	$89,322	$314,079	$400,237

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

25

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds Balanced Fund(b)	JNL/American Funds Blue Chip Income and Growth Fund(b)	JNL/American Funds Capital Income Builder Fund(b)	JNL/American Funds Global Bond Fund(b)	JNL/American Funds Global Small Capitalization Fund(b)	JNL/American Funds Growth-Income Fund(b)	JNL/American Funds International Fund(b)
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—	$—
Dividends received from master fund (a)	5,930	13,888	870	3,799	550	23,813	3,311
Total investment income	5,930	13,888	870	3,799	550	23,813	3,311

Expenses
Advisory fees	3,109	8,865	127	1,484	2,226	18,698	6,745
Administrative fees	785	2,063	31	328	453	4,115	1,231
12b-1 fees (Class A)	1,770	4,692	70	740	1,022	10,166	2,773
Legal fees	3	7	—	1	1	15	4
Board of trustee fees	8	21	—	3	5	47	12
Chief compliance officer fees	1	3	—	1	—	6	2
Other expenses	9	11	—	2	3	31	7
Total expenses	5,685	15,662	228	2,559	3,710	33,078	10,774
Expense waiver	(2,168)	(6,470)	(91)	(1,256)	(1,823)	(11,312)	(4,944)
Net expenses	3,517	9,192	137	1,303	1,887	21,766	5,830
Net investment income (loss)	2,413	4,696	733	2,496	(1,337)	2,047	(2,519)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	(35)	31,777	2	(2,481)	7,712	17,419	14,968
Distributions from affiliated investment
companies	65,530	249,862	—	—	43,436	708,691	47,423
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	60,459	31,051	2,879	30,536	72,742	248,510	190,565
Net realized and unrealized gain (loss)	125,954	312,690	2,881	28,055	123,890	974,620	252,956
Change in net assets from operations	$128,367	$317,386	$3,614	$30,551	$122,553	$976,667	$250,437
(a) Affiliated income	$5,930	$13,888	$870	$3,799	$550	$23,813	$3,311

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

26

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds New World Fund(b)	JNL/Vanguard Capital Growth Fund(b)	JNL/Vanguard Equity Income Fund(b)	JNL/Vanguard International Fund(b)	JNL/Vanguard Small Company Growth Fund(b)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$2,364	$4,011
Dividends received from master fund (a)	2,933	3,767	6,181	7,594	1,432	—	—
Total investment income	2,933	3,767	6,181	7,594	1,432	2,364	4,011

Expenses
Advisory fees	6,246	867	621	1,778	899	1,482	1,277
Administrative fees	882	218	154	346	190	679	576
12b-1 fees (Class A)	1,986	487	347	778	425	4,072	3,456
Legal fees	3	1	1	1	1	6	5
Board of trustee fees	9	2	2	4	2	18	15
Chief compliance officer fees	1	—	—	1	—	2	2
Other expenses	5	1	—	2	1	16	14
Total expenses	9,132	1,576	1,125	2,910	1,518	6,275	5,345
Expense waiver	(4,881)	(631)	(450)	(1,400)	(641)	—	—
Net expenses	4,251	945	675	1,510	877	6,275	5,345
Net investment income (loss)	(1,318)	2,822	5,506	6,084	555	(3,911)	(1,334)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	7,905	1,050	(1,173)	(889)	(8,029)	(6,909)	(8,196)
Distributions from affiliated investment
companies	51,820	9,207	15,012	16,561	31,110	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	168,660	21,914	9,070	61,847	23,563	324,188	231,918
Net realized and unrealized gain (loss)	228,385	32,171	22,909	77,519	46,644	317,279	223,722
Change in net assets from operations	$227,067	$34,993	$28,415	$83,603	$47,199	$313,368	$222,388
(a) Affiliated income	$2,933	$3,767	$6,181	$7,594	$1,432	$2,364	$4,011

(b)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

27

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Investment income
Dividends (a)	$17,555	$19,408	$1,330	$1,136	$—	$—	$—
Total investment income	17,555	19,408	1,330	1,136	—	—	—

Expenses
Advisory fees	2,296	2,095	182	140	698	1,040	1,034
Administrative fees	1,861	1,690	137	105	359	573	569
12b-1 fees (Class A)	3,705	3,365	268	203	2,143	3,424	3,408
Legal fees	5	5	—	—	3	5	5
Board of trustee fees	17	15	2	1	10	15	15
Chief compliance officer fees	2	2	—	—	1	2	2
Other expenses	9	9	—	—	8	14	13
Total expenses	7,895	7,181	589	449	3,222	5,073	5,046
Expense waiver	—	—	(49)	(37)	—	—	—
Net expenses	7,895	7,181	540	412	3,222	5,073	5,046
Net investment income (loss)	9,660	12,227	790	724	(3,222)	(5,073)	(5,046)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	1,787	11,662	(3,514)	(2,421)	—	—	—
Investments - affiliated	94	(1,205)	—	—	(2,627)	(2,730)	289
Distributions from unaffiliated
investment companies	103,000	83,972	—	—	—	—	—
Distributions from affiliated investment
companies	1,451	1,300	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	195,854	121,055	24,286	16,768	—	—	—
Investments - affiliated	21,270	22,431	196	106	227,574	339,118	287,688
Net realized and unrealized gain (loss)	323,456	239,215	20,968	14,453	224,947	336,388	287,977
Change in net assets from operations	$333,116	$251,442	$21,758	$15,177	$221,725	$331,315	$282,931
(a) Affiliated income	$2,580	$3,777	$1,330	$1,136	$—	$—	$—

See accompanying Notes to Financial Statements.

28

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Investment income
Dividends	$—	$—	$—	$—	$—	$—	$—
Total investment income	—	—	—	—	—	—	—

Expenses
Advisory fees	—	—	996	620	2,168	1,297	2,326
Administrative fees	232	1,489	545	310	1,261	733	1,363
12b-1 fees (Class A)	1,392	9,420	3,259	1,858	7,899	4,395	8,577
Legal fees	2	13	5	3	11	6	12
Board of trustee fees	153	42	15	8	36	20	39
Chief compliance officer fees	1	5	2	1	4	3	5
Other expenses	4	37	12	7	30	17	32
Total expenses	1,784	11,006	4,834	2,807	11,409	6,471	12,354
Net investment income (loss)	(1,784)	(11,006)	(4,834)	(2,807)	(11,409)	(6,471)	(12,354)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - affiliated	(361)	24,830	4,062	1,588	4,038	1,692	2,338
Net change in unrealized appreciation
(depreciation) on:
Investments - affiliated	120,087	814,800	363,282	98,146	820,071	298,997	722,533
Net realized and unrealized gain (loss)	119,726	839,630	367,344	99,734	824,109	300,689	724,871
Change in net assets from operations	$117,942	$828,624	$362,510	$96,927	$812,700	$294,218	$712,517

See accompanying Notes to Financial Statements.

29

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Investment income
Dividends	$770	$4,139	$3,680
Total investment income	770	4,139	3,680

Expenses
Advisory fees	77	266	355
Administrative fees	58	199	178
12b-1 fees (Class A)	113	389	522
Legal fees	—	1	1
Board of trustee fees	—	2	3
Other expenses	—	1	1
Total expenses	248	858	1,060
Expense waiver	(38)	(93)	(107)
Net expenses	210	765	953
Net investment income (loss)	560	3,374	2,727

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(29)	(921)	4,816
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	3,950	27,924	48,132
Net realized and unrealized gain (loss)	3,921	27,003	52,948
Change in net assets from operations	$4,481	$30,377	$55,675

See accompanying Notes to Financial Statements.

30

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Operations
Net investment income (loss)	$2,413	$4,696	$733	$2,496	$(1,337)	$2,047	$(2,519)
Net realized gain (loss)	65,495	281,639	2	(2,481)	51,148	726,110	62,391
Net change in unrealized appreciation
(depreciation)	60,459	31,051	2,879	30,536	72,742	248,510	190,565
Change in net assets from operations	128,367	317,386	3,614	30,551	122,553	976,667	250,437
Share transactions[1]
Proceeds from the sale of shares
Class A	246,968	246,510	46,313	38,481	49,912	681,427	121,056
Class I	5,189	4,595	1,044	464	1,172	16,256	1,802
Cost of shares redeemed
Class A	(98,995)	(317,740)	(3,911)	(67,483)	(78,305)	(562,218)	(192,625)
Class I	(1,111)	(1,568)	(454)	(204)	(419)	(5,804)	(1,070)
Change in net assets from
share transactions	152,051	(68,203)	42,992	(28,742)	(27,640)	129,661	(70,837)
Change in net assets	280,418	249,183	46,606	1,809	94,913	1,106,328	179,600
Net assets beginning of period	1,045,783	2,926,051	24,493	502,149	620,851	6,140,470	1,733,105
Net assets end of period	$1,326,201	$3,175,234	$71,099	$503,958	$715,764	$7,246,798	$1,912,705

[1]Share transactions
Shares sold
Class A	22,175	11,385	4,608	3,581	3,482	28,340	8,707
Class I	450	209	104	43	81	680	127
Shares redeemed
Class A	(8,894)	(14,548)	(386)	(6,279)	(5,454)	(23,370)	(13,811)
Class I	(96)	(70)	(45)	(19)	(28)	(243)	(76)
Change in shares
Class A	13,281	(3,163)	4,222	(2,698)	(1,972)	4,970	(5,104)
Class I	354	139	59	24	53	437	51
Purchases and sales of long term
investments
Purchase of securities	$224,640	$311,123	$44,123	$13,173	$51,378	$903,979	$62,323
Proceeds from sales of securities	$4,554	$124,814	$386	$39,433	$36,917	$63,486	$88,273

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

31

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Operations
Net investment income (loss)	$(1,318)	$2,822	$5,506	$6,084	$555	$(3,911)	$(1,334)
Net realized gain (loss)	59,725	10,257	13,839	15,672	23,081	(6,909)	(8,196)
Net change in unrealized appreciation
(depreciation)	168,660	21,914	9,070	61,847	23,563	324,188	231,918
Change in net assets from operations	227,067	34,993	28,415	83,603	47,199	313,368	222,388
Share transactions[1]
Proceeds from the sale of shares
Class A	100,797	83,416	126,359	113,239	88,666	65,571	55,747
Class I	3,597	2,461	3,813	3,483	2,279	204	263
Cost of shares redeemed
Class A	(139,291)	(55,202)	(34,296)	(63,311)	(94,772)	(287,036)	(260,952)
Class I	(1,285)	(1,299)	(383)	(1,137)	(623)	(14)	(417)
Change in net assets from
share transactions	(36,182)	29,376	95,493	52,274	(4,450)	(221,275)	(205,359)
Change in net assets	190,885	64,369	123,908	135,877	42,749	92,093	17,029
Net assets beginning of period	1,215,963	284,086	159,291	450,393	271,056	2,635,945	2,283,528
Net assets end of period	$1,406,848	$348,455	$283,199	$586,270	$313,805	$2,728,038	$2,300,557

[1]Share transactions
Shares sold
Class A	8,023	7,222	11,743	11,129	7,763	3,827	3,244
Class I	286	212	345	342	198	12	15
Shares redeemed
Class A	(11,101)	(4,750)	(3,116)	(6,291)	(8,710)	(16,730)	(15,261)
Class I	(100)	(113)	(35)	(112)	(53)	(1)	(23)
Change in shares
Class A	(3,078)	2,472	8,627	4,838	(947)	(12,903)	(12,017)
Class I	186	99	310	230	145	11	(8)
Purchases and sales of long term
investments
Purchase of securities	$69,448	$58,415	$128,309	$87,953	$87,989	$240,699	$292,180
Proceeds from sales of securities	$55,121	$17,001	$12,268	$13,017	$60,750	$465,945	$498,936

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

32

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/American Funds Growth Allocation Fund	JNL/American Funds Moderate Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Aggressive Growth Allocation Fund	JNL Growth Allocation Fund	JNL Moderate Growth Allocation Fund
Operations
Net investment income (loss)	$9,660	$12,227	$790	$724	$(3,222)	$(5,073)	$(5,046)
Net realized gain (loss)	106,332	95,729	(3,514)	(2,421)	(2,627)	(2,730)	289
Net change in unrealized appreciation
(depreciation)	217,124	143,486	24,482	16,874	227,574	339,118	287,688
Change in net assets from operations	333,116	251,442	21,758	15,177	221,725	331,315	282,931
Share transactions[1]
Proceeds from the sale of shares
Class A	221,542	158,961	37,934	25,654	89,333	98,861	125,971
Class I	4,901	3,301	1,291	1,024	2,888	3,759	1,489
Cost of shares redeemed
Class A	(214,424)	(202,010)	(16,867)	(16,422)	(159,755)	(217,744)	(230,218)
Class I	(1,576)	(1,107)	(151)	(489)	(451)	(1,716)	(211)
Change in net assets from
share transactions	10,443	(40,855)	22,207	9,767	(67,985)	(116,840)	(102,969)
Change in net assets	343,559	210,587	43,965	24,944	153,740	214,475	179,962
Net assets beginning of period	2,286,627	2,139,507	159,010	126,965	1,336,562	2,153,785	2,161,479
Net assets end of period	$2,630,186	$2,350,094	$202,975	$151,909	$1,490,302	$2,368,260	$2,341,441

[1]Share transactions
Shares sold
Class A	13,095	10,374	3,556	2,412	6,895	7,247	9,064
Class I	289	214	119	95	221	274	108
Shares redeemed
Class A	(12,709)	(13,232)	(1,587)	(1,546)	(12,364)	(16,064)	(16,586)
Class I	(91)	(72)	(14)	(45)	(34)	(122)	(15)
Change in shares
Class A	386	(2,858)	1,969	866	(5,469)	(8,817)	(7,522)
Class I	198	142	105	50	187	152	93
Purchases and sales of long term
investments
Purchase of securities	$554,862	$504,940	$92,342	$58,725	$107,344	$112,619	$125,278
Proceeds from sales of securities	$430,296	$448,009	$69,338	$48,231	$178,566	$234,559	$233,326

See accompanying Notes to Financial Statements.

33

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon Index 5 Fund	JNL/S&P 4 Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Growth Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$(1,784)	$(11,006)	$(4,834)	$(2,807)	$(11,409)	$(6,471)	$(12,354)
Net realized gain (loss)	(361)	24,830	4,062	1,588	4,038	1,692	2,338
Net change in unrealized appreciation
(depreciation)	120,087	814,800	363,282	98,146	820,071	298,997	722,533
Change in net assets from operations	117,942	828,624	362,510	96,927	812,700	294,218	712,517
Share transactions[1]
Proceeds from the sale of shares
Class A	56,106	268,992	129,423	112,764	189,063	97,703	208,750
Class I	358	2,657	4,059	783	2,859	2,225	2,688
Proceeds in connection with acquisition
Class A	425,882	—	—	—	—	—	—
Class I	80	—	—	—	—	—	—
Cost of shares redeemed
Class A	(87,937)	(632,014)	(226,525)	(159,794)	(511,820)	(279,054)	(561,708)
Class I	(187)	(524)	(1,615)	(145)	(949)	(1,891)	(5,539)
Change in net assets from
share transactions	394,302	(360,889)	(94,658)	(46,392)	(320,847)	(181,017)	(355,809)
Change in net assets	512,244	467,735	267,852	50,535	491,853	113,201	356,708
Net assets beginning of period	858,876	5,883,977	2,003,869	1,221,655	4,923,921	2,861,237	5,474,491
Net assets end of period	$1,371,120	$6,351,712	$2,271,721	$1,272,190	$5,415,774	$2,974,438	$5,831,199

[1]Share transactions
Shares sold
Class A	3,795	12,694	5,587	8,195	9,570	6,158	11,498
Class I	24	124	169	58	145	141	145
Shares issued in connection with acquisition
Class A	27,982	—	—	—	—	—	—
Class I	5	—	—	—	—	—	—
Shares redeemed
Class A	(5,967)	(29,765)	(9,753)	(11,652)	(25,894)	(17,599)	(30,979)
Class I	(12)	(24)	(67)	(11)	(47)	(120)	(296)
Change in shares
Class A	25,810	(17,071)	(4,166)	(3,457)	(16,324)	(11,441)	(19,481)
Class I	17	100	102	47	98	21	(151)
Purchases and sales of long term
investments
Purchase of securities	$444,058	$5,847	$11,620	$37,976	$—	$2,791	$8,841
Proceeds from sales of securities	$51,382	$377,841	$111,128	$87,201	$332,322	$190,338	$377,102

See accompanying Notes to Financial Statements.

34

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$560	$3,374	$2,727
Net realized gain (loss)	(29)	(921)	4,816
Net change in unrealized appreciation
(depreciation)	3,950	27,924	48,132
Change in net assets from operations	4,481	30,377	55,675
Share transactions[1]
Proceeds from the sale of shares
Class A	34,405	70,957	201,882
Class I	1,185	3,131	4,221
Cost of shares redeemed
Class A	(18,318)	(28,492)	(109,630)
Class I	(230)	(749)	(1,412)
Change in net assets from
share transactions	17,042	44,847	95,061
Change in net assets	21,523	75,224	150,736
Net assets beginning of period	71,506	226,063	270,865
Net assets end of period	$93,029	$301,287	$421,601

[1]Share transactions
Shares sold
Class A	3,305	7,307	17,593
Class I	113	321	364
Shares redeemed
Class A	(1,775)	(2,962)	(9,418)
Class I	(22)	(77)	(122)
Change in shares
Class A	1,530	4,345	8,175
Class I	91	244	242
Purchases and sales of long term
investments
Purchase of securities	$27,477	$56,252	$169,882
Proceeds from sales of securities	$9,945	$8,019	$72,058

See accompanying Notes to Financial Statements.

35

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds Balanced Fund(a)	JNL/American Funds Blue Chip Income and Growth Fund(a)	JNL/American Funds Capital Income Builder Fund(a)(b)	JNL/American Funds Global Bond Fund(a)	JNL/American Funds Global Small Capitalization Fund(a)	JNL/American Funds Growth-Income Fund(a)	JNL/American Funds International Fund(a)
Operations
Net investment income (loss)	$14,946	$51,542	$183	$9,458	$(1,509)	$69,114	$25,960
Net realized gain (loss)	41,240	357,176	—	(2,053)	40,775	465,674	117,680
Net change in unrealized appreciation
(depreciation)	(113,136)	(698,332)	(1,034)	(17,878)	(116,390)	(700,309)	(420,120)
Change in net assets from operations	(56,950)	(289,614)	(851)	(10,473)	(77,124)	(165,521)	(276,480)
Distributions to shareholders
From distributable earnings
Class A	(64,486)	—	—	(3,157)	(5,106)	—	(34,715)
Class I	(624)	—	—	(10)	(20)	—	(136)
Total distributions to shareholders	(65,110)	—	—	(3,167)	(5,126)	—	(34,851)
Share transactions[1]
Proceeds from the sale of shares
Class A	493,916	458,079	25,490	149,351	160,386	1,516,094	432,699
Class I	11,241	7,417	1,576	1,265	3,135	30,671	8,907
Reinvestment of distributions
Class A	64,486	—	—	3,157	5,106	—	34,715
Class I	624	—	—	10	20	—	136
Cost of shares redeemed
Class A	(176,215)	(699,270)	(1,401)	(157,927)	(147,244)	(1,088,071)	(453,957)
Class I	(807)	(1,033)	(321)	(293)	(463)	(4,844)	(1,663)
Change in net assets from
share transactions	393,245	(234,807)	25,344	(4,437)	20,940	453,850	20,837
Change in net assets	271,185	(524,421)	24,493	(18,077)	(61,310)	288,329	(290,494)
Net assets beginning of year	774,598	3,450,472	—	520,226	682,161	5,852,141	2,023,599
Net assets end of year	$1,045,783	$2,926,051	$24,493	$502,149	$620,851	$6,140,470	$1,733,105

[1]Share transactions
Shares sold
Class A	42,885	20,681	2,619	13,921	10,950	64,727	29,422
Class I	935	331	163	117	214	1,277	597
Reinvestment of distributions
Class A	6,078	—	—	307	381	—	2,695
Class I	57	—	—	1	1	—	11
Shares redeemed
Class A	(15,375)	(31,608)	(146)	(14,915)	(10,170)	(46,699)	(31,305)
Class I	(68)	(48)	(33)	(27)	(32)	(198)	(114)
Change in shares
Class A	33,588	(10,927)	2,473	(687)	1,161	18,028	812
Class I	924	283	130	91	183	1,079	494

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

(b)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

36

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds New World Fund(a)	JNL/Vanguard Capital Growth Fund(a)	JNL/Vanguard Equity Income Fund(a)	JNL/Vanguard International Fund(a)	JNL/Vanguard Small Company Growth Fund(a)	JNL Institutional Alt 25 Fund	JNL Institutional Alt 50 Fund
Operations
Net investment income (loss)	$6,547	$13	$907	$(174)	$(746)	$18,015	$14,256
Net realized gain (loss)	42,736	5,034	3,806	4,685	6,665	127,172	84,370
Net change in unrealized appreciation
(depreciation)	(255,813)	(24,333)	(15,620)	(92,365)	(56,216)	(343,572)	(253,109)
Change in net assets from operations	(206,530)	(19,286)	(10,907)	(87,854)	(50,297)	(198,385)	(154,483)
Distributions to shareholders
From distributable earnings
Class A	(7,970)	—	—	—	—	—	—
Class I	(48)	—	—	—	—	—	—
Total distributions to shareholders	(8,018)	—	—	—	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	315,500	305,833	166,955	614,522	341,698	160,920	189,885
Class I	7,910	6,089	3,451	8,260	4,404	434	1,327
Reinvestment of distributions
Class A	7,970	—	—	—	—	—	—
Class I	48	—	—	—	—	—	—
Cost of shares redeemed
Class A	(308,727)	(79,595)	(29,528)	(161,565)	(80,049)	(634,859)	(645,187)
Class I	(1,142)	(684)	(142)	(1,608)	(603)	(8)	(357)
Change in net assets from
share transactions	21,559	231,643	140,736	459,609	265,450	(473,513)	(454,332)
Change in net assets	(192,989)	212,357	129,829	371,755	215,153	(671,898)	(608,815)
Net assets beginning of year	1,408,952	71,729	29,462	78,638	55,903	3,307,843	2,892,343
Net assets end of year	$1,215,963	$284,086	$159,291	$450,393	$271,056	$2,635,945	$2,283,528

[1]Share transactions
Shares sold
Class A	24,719	26,718	15,665	57,699	29,128	9,481	11,182
Class I	619	529	326	789	377	25	78
Reinvestment of distributions
Class A	707	—	—	—	—	—	—
Class I	4	—	—	—	—	—	—
Shares redeemed
Class A	(24,400)	(7,060)	(2,777)	(15,801)	(7,283)	(37,362)	(37,979)
Class I	(91)	(60)	(14)	(156)	(52)	—	(22)
Change in shares
Class A	1,026	19,658	12,888	41,898	21,845	(27,881)	(26,797)
Class I	532	469	312	633	325	25	56

(a)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's respective shareholder report.

See accompanying Notes to Financial Statements.

37

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/American Funds Moderate Growth Allocation Fund	JNL/American Funds Growth Allocation Fund	JNL/DFA Growth Allocation Fund	JNL/DFA Moderate Growth Allocation Fund	JNL Moderate Growth Allocation Fund	JNL Growth Allocation Fund	JNL Aggressive Growth Allocation Fund
Operations
Net investment income (loss)	$35,093	$27,920	$2,429	$2,248	$19,168	$12,536	$6,494
Net realized gain (loss)	92,438	114,824	2,209	1,617	80,586	108,878	79,214
Net change in unrealized appreciation
(depreciation)	(231,417)	(281,771)	(20,981)	(14,414)	(255,946)	(340,308)	(244,275)
Change in net assets from operations	(103,886)	(139,027)	(16,343)	(10,549)	(156,192)	(218,894)	(158,567)
Distributions to shareholders
From distributable earnings
Class A	—	—	(22)	(12)	—	—	—
Total distributions to shareholders	—	—	(22)	(12)	—	—	—
Share transactions[1]
Proceeds from the sale of shares
Class A	420,476	717,218	118,865	87,453	307,874	309,638	319,826
Class I	9,178	11,895	3,265	4,383	2,243	6,956	5,003
Reinvestment of distributions
Class A	—	—	22	12	—	—	—
Cost of shares redeemed
Class A	(403,844)	(391,937)	(26,729)	(17,943)	(475,327)	(455,234)	(354,447)
Class I	(1,363)	(2,119)	(329)	(513)	(244)	(1,093)	(924)
Change in net assets from
share transactions	24,447	335,057	95,094	73,392	(165,454)	(139,733)	(30,542)
Change in net assets	(79,439)	196,030	78,729	62,831	(321,646)	(358,627)	(189,109)
Net assets beginning of year	2,218,946	2,090,597	80,281	64,134	2,483,125	2,512,412	1,525,671
Net assets end of year	$2,139,507	$2,286,627	$159,010	$126,965	$2,161,479	$2,153,785	$1,336,562

[1]Share transactions
Shares sold
Class A	27,994	43,134	11,210	8,227	22,661	22,919	24,722
Class I	607	716	305	411	166	513	388
Reinvestment of distributions
Class A	—	—	2	1	—	—	—
Shares redeemed
Class A	(26,930)	(23,758)	(2,511)	(1,708)	(35,008)	(33,916)	(27,643)
Class I	(89)	(131)	(31)	(48)	(18)	(82)	(70)
Change in shares
Class A	1,064	19,376	8,701	6,520	(12,347)	(10,997)	(2,921)
Class I	518	585	274	363	148	431	318

See accompanying Notes to Financial Statements.

38

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Index 5 Fund(a)	JNL/S&P 4 Fund	JNL/S&P Managed Conservative Fund	JNL/S&P Managed Moderate Fund	JNL/S&P Managed Moderate Growth Fund
Operations
Net investment income (loss)	$14,966	$120,468	$19,706	$36,280	$53,197
Net realized gain (loss)	59,706	448,607	19,107	100,523	313,844
Net change in unrealized appreciation
(depreciation)	(146,747)	(939,864)	(68,140)	(237,179)	(644,729)
Change in net assets from operations	(72,075)	(370,789)	(29,327)	(100,376)	(277,688)
Share transactions[1]
Proceeds from the sale of shares
Class A	126,911	602,749	205,372	258,872	532,083
Class I	989	6,118	3,517	2,586	7,020
Cost of shares redeemed
Class A	(222,260)	(1,479,840)	(436,904)	(615,182)	(1,167,015)
Class I	(12)	(785)	(2,933)	(183)	(59)
Change in net assets from
share transactions	(94,372)	(871,758)	(230,948)	(353,907)	(627,971)
Change in net assets	(166,447)	(1,242,547)	(260,275)	(454,283)	(905,659)
Net assets beginning of year	1,025,323	7,126,524	1,481,930	3,315,520	6,380,150
Net assets end of year	$858,876	$5,883,977	$1,221,655	$2,861,237	$5,474,491

[1]Share transactions
Shares sold
Class A	8,607	28,922	15,369	16,720	30,065
Class I	66	291	264	169	402
Shares redeemed
Class A	(15,069)	(70,755)	(32,645)	(39,706)	(65,919)
Class I	(1)	(37)	(221)	(12)	(3)
Change in shares
Class A	(6,462)	(41,833)	(17,276)	(22,986)	(35,854)
Class I	65	254	43	157	399

(a) Effective June 24, 2019, the name JNL/Mellon Capital Index 5 Fund was changed to JNL/Mellon Index 5 Fund.

See accompanying Notes to Financial Statements.

39

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/S&P Managed Growth Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/Vanguard Global Bond Market Index Fund	JNL/Vanguard International Stock Market Index Fund	JNL/Vanguard U.S. Stock Market Index Fund
Operations
Net investment income (loss)	$34,563	$9,708	$1,310	$5,556	$2,930
Net realized gain (loss)	373,083	152,156	(158)	(3,419)	451
Net change in unrealized appreciation
(depreciation)	(711,694)	(305,160)	(148)	(42,727)	(27,376)
Change in net assets from operations	(304,048)	(143,296)	1,004	(40,590)	(23,995)
Share transactions[1]
Proceeds from the sale of shares
Class A	582,376	325,234	77,609	223,370	287,360
Class I	5,621	6,253	1,467	6,300	6,965
Cost of shares redeemed
Class A	(1,041,392)	(417,575)	(22,166)	(80,268)	(50,859)
Class I	(1,063)	(248)	(215)	(1,211)	(1,250)
Change in net assets from
share transactions	(454,458)	(86,336)	56,695	148,191	242,216
Change in net assets	(758,506)	(229,632)	57,699	107,601	218,221
Net assets beginning of year	5,682,427	2,233,501	13,807	118,462	52,644
Net assets end of year	$4,923,921	$2,003,869	$71,506	$226,063	$270,865

[1]Share transactions
Shares sold
Class A	30,328	14,328	7,774	21,824	26,082
Class I	292	272	147	621	619
Shares redeemed
Class A	(54,292)	(18,439)	(2,220)	(8,220)	(4,653)
Class I	(57)	(11)	(22)	(122)	(110)
Change in shares
Class A	(23,964)	(4,111)	5,554	13,604	21,429
Class I	235	261	125	499	509

See accompanying Notes to Financial Statements.

40

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Balanced Fund(g)(h)
Class A
06/30/19		10.30	0.02	1.19	1.21	—		—	11.51	11.75	1,309,927	46	(i)	0.59	0.95	0.41
12/31/18		11.56	0.18	(0.73)	(0.55)	(0.07)		(0.64)	10.30	(4.89)	1,035,023	34	(i)	0.58	0.98	1.54
12/31/17	(j)	10.26	0.23	1.44	1.67	(0.15)		(0.22)	11.56	16.71	773,584	39	(i)	0.69	1.00	2.07
12/31/16		10.36	0.16	0.44	0.60	(0.00)	(k)	(0.70)	10.26	5.73	456,663	57	(i)	0.98	1.01	1.53
12/31/15		11.26	0.14	(0.30)	(0.16)	(0.09)		(0.65)	10.36	(1.52)	456,687	72	(i)	1.00	1.01	1.27
12/31/14		11.30	0.15	(0.09)	0.06	(0.10)		—	11.26	0.54	472,427	62	(i)	1.01	1.01	1.30

Class I
06/30/19		10.67	0.04	1.23	1.27	—		—	11.94	11.90	16,274	46	(i)	0.29	0.65	0.76
12/31/18		11.92	0.34	(0.86)	(0.52)	(0.09)		(0.64)	10.67	(4.56)	10,760	34	(i)	0.28	0.68	2.88
12/31/17	‡(j)	10.56	0.26	1.50	1.76	(0.18)		(0.22)	11.92	17.03	1,014	39	(i)	0.47	0.77	2.30
12/31/16		10.65	0.19	0.44	0.63	(0.02)		(0.70)	10.56	5.87	489	57	(i)	0.78	0.81	1.73
12/31/15		11.55	0.17	(0.31)	(0.14)	(0.11)		(0.65)	10.65	(1.28)	465	72	(i)	0.80	0.81	1.46
12/31/14		11.59	0.18	(0.10)	0.08	(0.12)		—	11.55	0.71	559	62	(i)	0.81	0.81	1.50

JNL/American Funds Blue Chip Income and Growth Fund(g)(h)
Class A
06/30/19		20.13	0.03	2.15	2.18	—		—	22.31	10.83	3,165,102	30		0.59	1.00	0.30
12/31/18		22.12	0.34	(2.33)	(1.99)	—		—	20.13	(9.00)	2,919,769	49		0.58	1.01	1.54
12/31/17		18.97	0.34	2.81	3.15	—		—	22.12	16.61	3,449,917	34		0.59	1.02	1.67
12/31/16		16.03	0.33	2.61	2.94	—		—	18.97	18.34	2,907,733	30		0.59	1.02	1.90
12/31/15		17.04	0.28	(0.84)	(0.56)	(0.41)		(0.04)	16.03	(3.32)	1,960,998	26		0.60	1.05	1.65
12/31/14		14.98	0.52	1.73	2.25	(0.16)		(0.03)	17.04	14.99	1,874,780	37		0.61	1.09	3.25

Class I
06/30/19		20.41	0.07	2.18	2.25	—		—	22.66	11.02	10,132	30		0.29	0.70	0.67
12/31/18		22.36	0.80	(2.75)	(1.95)	—		—	20.41	(8.72)	6,282	49		0.28	0.71	3.58
12/31/17	‡	19.13	0.44	2.79	3.23	—		—	22.36	16.88	555	34		0.36	0.79	2.17
12/31/16		16.13	0.39	2.61	3.00	—		—	19.13	18.60	334	30		0.39	0.82	2.23
12/31/15		17.14	0.29	(0.82)	(0.53)	(0.44)		(0.04)	16.13	(3.11)	195	26		0.38	0.83	1.71
12/31/14		15.05	0.60	1.70	2.30	(0.18)		(0.03)	17.14	15.27	224	37		0.36	0.84	3.70

JNL/American Funds Capital Income Builder Fund(h)
Class A
06/30/19		9.41	0.15	0.77	0.92	—		—	10.33	9.78	69,140	38	(l)	0.58	0.96	3.03
12/31/18	*	10.00	0.15	(0.74)	(0.59)	—		—	9.41	(5.90)	23,271	42	(l)	0.61	0.98	4.09

Class I
06/30/19		9.43	0.16	0.77	0.93	—		—	10.36	9.86	1,959	38	(l)	0.28	0.66	3.18
12/31/18	*	10.00	0.21	(0.78)	(0.57)	—		—	9.43	(5.70)	1,222	42	(l)	0.25	0.68	5.70

JNL/American Funds Global Bond Fund(g)(h)
Class A
06/30/19		10.52	0.05	0.61	0.66	—		—	11.18	6.27	502,289	100	(m)	0.53	1.04	1.01
12/31/18		10.76	0.19	(0.37)	(0.18)	(0.06)		—	10.52	(1.62)	500,836	78	(m)	0.53	1.05	1.77
12/31/17		10.13	0.01	0.65	0.66	(0.03)		—	10.76	6.56	519,871	74	(m)	0.53	1.05	0.05
12/31/16		9.90	0.02	0.21	0.23	—		—	10.13	2.32	471,248	70	(m)	0.55	1.05	0.23
12/31/15		10.58	(0.05)	(0.40)	(0.45)	(0.14)		(0.09)	9.90	(4.24)	442,844	88	(m)	0.55	1.07	(0.46)
12/31/14		10.54	0.13	(0.01)	0.12	(0.00)	(k)	(0.08)	10.58	1.17	493,988	134	(m)	0.55	1.10	1.18

Class I
06/30/19		10.61	0.07	0.61	0.68	—		—	11.29	6.41	1,669	100	(m)	0.23	0.74	1.39
12/31/18		10.85	0.32	(0.47)	(0.15)	(0.09)		—	10.61	(1.39)	1,313	78	(m)	0.23	0.75	3.01
12/31/17	‡	10.21	0.05	0.65	0.70	(0.06)		—	10.85	6.81	355	74	(m)	0.30	0.82	0.49
12/31/16		9.95	0.04	0.22	0.26	—		—	10.21	2.61	161	70	(m)	0.35	0.85	0.42
12/31/15		10.65	(0.02)	(0.42)	(0.44)	(0.17)		(0.09)	9.95	(4.12)	152	88	(m)	0.33	0.85	(0.24)
12/31/14		10.61	0.14	0.01	0.15	(0.03)		(0.08)	10.65	1.40	163	134	(m)	0.30	0.85	1.31

See accompanying Notes to Financial Statements.

41

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Global Small Capitalization Fund(g)(h)
Class A
06/30/19		12.67	(0.03)	2.56	2.53	—	—	15.20	19.97	711,723	37	0.55	1.08	(0.39)
12/31/18		14.31	(0.03)	(1.50)	(1.53)	(0.02)	(0.09)	12.67	(10.77)	618,162	43	0.55	1.10	(0.21)
12/31/17		13.30	0.02	3.25	3.27	(0.03)	(2.23)	14.31	25.52	681,782	33	0.55	1.10	0.13
12/31/16		13.07	0.00	0.23	0.23	—	—	13.30	1.76	494,981	40	0.55	1.10	(0.04)
12/31/15		13.32	(0.08)	0.08	0.00	—	(0.25)	13.07	(0.05)	515,018	36	0.55	1.12	(0.55)
12/31/14		13.20	(0.03)	0.27	0.24	(0.03)	(0.09)	13.32	1.80	394,604	28	0.55	1.15	(0.20)

Class I
06/30/19		12.85	(0.01)	2.60	2.59	—	—	15.44	20.16	4,041	37	0.25	0.78	(0.07)
12/31/18		14.48	0.04	(1.55)	(1.51)	(0.03)	(0.09)	12.85	(10.48)	2,689	43	0.25	0.80	0.30
12/31/17	‡	13.43	0.09	3.24	3.33	(0.05)	(2.23)	14.48	25.78	379	33	0.31	0.86	0.61
12/31/16		13.17	0.02	0.24	0.26	—	—	13.43	1.97	103	40	0.35	0.90	0.16
12/31/15		13.39	(0.05)	0.08	0.03	—	(0.25)	13.17	0.18	110	36	0.34	0.91	(0.34)
12/31/14		13.26	0.01	0.26	0.27	(0.05)	(0.09)	13.39	2.05	137	28	0.30	0.90	0.04

JNL/American Funds Growth-Income Fund(g)(h)
Class A
06/30/19		21.75	0.01	3.42	3.43	—	—	25.18	15.77	7,206,280	16	0.64	0.97	0.06
12/31/18		22.23	0.25	(0.73)	(0.48)	—	—	21.75	(2.16)	6,115,179	39	0.64	0.99	1.07
12/31/17		18.24	0.22	3.77	3.99	—	—	22.23	21.88	5,850,613	27	0.65	1.00	1.10
12/31/16		16.42	0.20	1.62	1.82	—	—	18.24	11.08	4,038,917	27	0.67	1.02	1.20
12/31/15		16.94	0.18	0.00	0.18	(0.12)	(0.58)	16.42	1.02	3,067,743	25	0.67	1.04	1.03
12/31/14		15.57	0.17	1.42	1.59	(0.10)	(0.12)	16.94	10.19	2,444,608	25	0.68	1.08	1.05

Class I
06/30/19		22.05	0.05	3.47	3.52	—	—	25.57	15.96	40,518	16	0.34	0.67	0.41
12/31/18		22.47	0.64	(1.06)	(0.42)	—	—	22.05	(1.87)	25,291	39	0.34	0.69	2.69
12/31/17	‡	18.39	0.50	3.58	4.08	—	—	22.47	22.19	1,528	27	0.41	0.76	2.41
12/31/16		16.53	0.22	1.64	1.86	—	—	18.39	11.25	408	27	0.47	0.82	1.29
12/31/15		17.03	0.18	0.05	0.23	(0.15)	(0.58)	16.53	1.30	352	25	0.45	0.82	1.02
12/31/14		15.64	0.20	1.43	1.63	(0.12)	(0.12)	17.03	10.41	395	25	0.43	0.83	1.23

JNL/American Funds International Fund(g)(h)
Class A
06/30/19		12.65	(0.02)	1.87	1.85	—	—	14.50	14.62	1,904,002	22	0.63	1.16	(0.27)
12/31/18		14.92	0.19	(2.20)	(2.01)	(0.13)	(0.13)	12.65	(13.53)	1,726,176	29	0.63	1.18	1.28
12/31/17		11.98	0.15	3.60	3.75	(0.09)	(0.72)	14.92	31.63	2,022,884	29	0.63	1.18	1.07
12/31/16		11.62	0.13	0.23	0.36	—	—	11.98	3.10	1,099,688	31	0.65	1.20	1.09
12/31/15		12.33	0.16	(0.75)	(0.59)	(0.10)	(0.02)	11.62	(4.84)	979,733	37	0.65	1.22	1.30
12/31/14		12.86	0.15	(0.53)	(0.38)	(0.09)	(0.06)	12.33	(3.04)	717,227	18	0.65	1.25	1.19

Class I
06/30/19		12.80	0.00	1.89	1.89	—	—	14.69	14.77	8,703	22	0.33	0.86	0.04
12/31/18		15.07	0.41	(2.40)	(1.99)	(0.15)	(0.13)	12.80	(13.22)	6,929	29	0.33	0.88	2.88
12/31/17	‡	12.08	0.22	3.60	3.82	(0.11)	(0.72)	15.07	31.94	715	29	0.40	0.95	1.56
12/31/16		11.69	0.15	0.24	0.39	—	—	12.08	3.34	318	31	0.45	1.00	1.25
12/31/15		12.41	0.14	(0.72)	(0.58)	(0.12)	(0.02)	11.69	(4.74)	301	37	0.43	1.00	1.13
12/31/14		12.93	0.19	(0.54)	(0.35)	(0.11)	(0.06)	12.41	(2.80)	402	18	0.40	1.00	1.49

JNL/American Funds New World Fund(g)(h)
Class A
06/30/19		11.19	(0.01)	2.12	2.11	—	—	13.30	18.86	1,396,560	29	0.64	1.37	(0.20)
12/31/18		13.16	0.06	(1.95)	(1.89)	(0.07)	(0.01)	11.19	(14.41)	1,209,431	58	0.64	1.39	0.48
12/31/17		10.24	0.08	2.88	2.96	(0.04)	—	13.16	28.89	1,408,340	56	0.65	1.40	0.64
12/31/16		9.76	0.04	0.44	0.48	—	—	10.24	4.92	904,033	32	0.65	1.40	0.44
12/31/15		11.19	0.02	(0.40)	(0.38)	(0.09)	(0.96)	9.76	(3.57)	797,251	39	0.65	1.42	0.20
12/31/14		12.37	0.09	(1.10)	(1.01)	(0.09)	(0.08)	11.19	(8.21)	735,706	36	0.65	1.45	0.70

Class I
06/30/19		11.31	0.01	2.14	2.15	—	—	13.46	19.01	10,288	29	0.34	1.07	0.15
12/31/18		13.28	0.18	(2.05)	(1.87)	(0.09)	(0.01)	11.31	(14.10)	6,532	58	0.34	1.09	1.49
12/31/17	‡	10.32	0.15	2.86	3.01	(0.05)	—	13.28	29.23	612	56	0.41	1.16	1.22
12/31/16		9.82	0.06	0.44	0.50	—	—	10.32	5.09	197	32	0.45	1.20	0.55
12/31/15		11.25	0.05	(0.40)	(0.35)	(0.12)	(0.96)	9.82	(3.33)	185	39	0.43	1.20	0.42
12/31/14		12.43	0.10	(1.08)	(0.98)	(0.12)	(0.08)	11.25	(8.01)	151	36	0.40	1.20	0.83

See accompanying Notes to Financial Statements.

42

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Vanguard Capital Growth Fund(h)
Class A
06/30/19		10.61	0.10		1.17	1.27	—	—	11.88	11.97	341,551	3		0.58	0.96	1.70
12/31/18		10.80	0.00		(0.19)	(0.19)	—	—	10.61	(1.76)	278,980	6		0.58	0.98	0.01
12/31/17	*	10.00	(0.02)		0.82	0.80	—	—	10.80	8.00	71,616	7		0.58	0.98	(0.58)

Class I
06/30/19		10.66	0.12		1.17	1.29	—	—	11.95	12.10	6,904	3		0.28	0.66	2.06
12/31/18		10.82	0.00		(0.16)	(0.16)	—	—	10.66	(1.48)	5,106	6		0.28	0.68	(0.02)
12/31/17	*	10.00	(0.01)		0.83	0.82	—	—	10.82	8.20	113	7		0.28	0.68	(0.28)

JNL/Vanguard Equity Income Fund(h)
Class A
06/30/19		9.98	0.25		1.14	1.39	—	—	11.37	13.93	275,781	37		0.58	0.96	4.65
12/31/18		10.67	0.10		(0.79)	(0.69)	—	—	9.98	(6.47)	155,905	36		0.58	0.98	0.90
12/31/17	*	10.00	(0.02)		0.69	0.67	—	—	10.67	6.70	29,181	38		0.58	0.98	(0.58)

Class I
06/30/19		10.03	0.26		1.15	1.41	—	—	11.44	14.06	7,418	37		0.28	0.66	4.79
12/31/18		10.69	0.08		(0.74)	(0.66)	—	—	10.03	(6.17)	3,386	36		0.28	0.68	0.74
12/31/17	*	10.00	(0.01)		0.70	0.69	—	—	10.69	6.90	281	38		0.28	0.68	(0.28)

JNL/Vanguard International Fund(h)
Class A
06/30/19		8.98	0.12		1.52	1.64	—	—	10.62	18.26	576,847	14		0.58	1.11	2.31
12/31/18		10.34	(0.00)	(k)	(1.36)	(1.36)	—	—	8.98	(13.15)	444,504	16		0.58	1.13	(0.05)
12/31/17	*	10.00	(0.02)		0.36	0.34	—	—	10.34	3.40	78,429	16		0.58	1.13	(0.58)

Class I
06/30/19		9.01	0.13		1.53	1.66	—	—	10.67	18.42	9,423	14		0.28	0.81	2.62
12/31/18		10.34	0.00		(1.33)	(1.33)	—	—	9.01	(12.86)	5,889	16		0.28	0.83	(0.01)
12/31/17	*	10.00	(0.01)		0.35	0.34	—	—	10.34	3.40	209	16		0.28	0.83	(0.28)

JNL/Vanguard Small Company Growth Fund(h)
Class A
06/30/19		9.90	0.02		1.89	1.91	—	—	11.81	19.29	308,116	63		0.61	1.06	0.38
12/31/18		10.74	(0.05)		(0.79)	(0.84)	—	—	9.90	(7.82)	267,736	66		0.58	1.08	(0.42)
12/31/17	*	10.00	(0.02)		0.76	0.74	—	—	10.74	7.40	55,805	93		0.58	1.08	(0.58)

Class I
06/30/19		9.94	0.04		1.89	1.93	—	—	11.87	19.42	5,689	63		0.31	0.76	0.69
12/31/18		10.75	(0.02)		(0.79)	(0.81)	—	—	9.94	(7.53)	3,320	66		0.28	0.78	(0.18)
12/31/17	*	10.00	(0.01)		0.76	0.75	—	—	10.75	7.50	98	93		0.28	0.78	(0.28)

JNL Institutional Alt 25 Fund(n)
Class A
06/30/19		15.88	(0.02)		1.96	1.94	—	—	17.82	12.22	2,727,273	9		0.46	0.46	(0.29)
12/31/18		17.07	0.10		(1.29)	(1.19)	—	—	15.88	(6.97)	2,635,440	30		0.46	0.46	0.59
12/31/17		14.93	0.09		2.05	2.14	—	—	17.07	14.33	3,307,729	188	(o)	0.30	0.30	0.53
12/31/16		14.08	0.12		0.73	0.85	—	—	14.93	6.04	1,507,755	26		0.17	0.17	0.83
12/31/15		16.19	0.31		(0.66)	(0.35)	(0.38)	(1.38)	14.08	(2.23)	1,613,267	31		0.17	0.17	1.94
12/31/14		16.29	0.21		0.16	0.37	(0.29)	(0.18)	16.19	2.21	1,771,391	50		0.17	0.17	1.27

Class I
06/30/19		15.95	0.00		1.97	1.97	—	—	17.92	12.35	765	9		0.16	0.16	0.03
12/31/18		17.08	0.22		(1.35)	(1.13)	—	—	15.95	(6.62)	505	30		0.16	0.16	1.31
12/31/17	‡‡	16.48	(0.01)		0.61	0.60	—	—	17.08	3.64	114	188	(o)	0.17	0.17	(0.17)

JNL Institutional Alt 50 Fund(n)
Class A
06/30/19		16.06	(0.01)		1.63	1.62	—	—	17.68	10.09	2,299,584	13		0.46	0.46	(0.12)
12/31/18		17.12	0.09		(1.15)	(1.06)	—	—	16.06	(6.19)	2,282,504	33		0.46	0.46	0.54
12/31/17		15.49	0.16		1.47	1.63	—	—	17.12	10.52	2,892,228	153	(o)	0.26	0.26	0.95
12/31/16		14.88	0.20		0.41	0.61	—	—	15.49	4.10	2,570,726	22		0.16	0.16	1.33
12/31/15		16.65	0.40		(0.73)	(0.33)	(0.40)	(1.04)	14.88	(2.05)	2,860,651	25		0.16	0.16	2.43
12/31/14		16.79	0.21		0.11	0.32	(0.26)	(0.20)	16.65	1.86	3,292,344	45		0.16	0.16	1.21

Class I
06/30/19		16.13	0.01		1.64	1.65	—	—	17.78	10.23	973	13		0.16	0.16	0.16
12/31/18		17.15	0.25		(1.27)	(1.02)	—	—	16.13	(5.95)	1,024	33		0.16	0.16	1.46
12/31/17	‡‡	16.63	(0.01)		0.53	0.52	—	—	17.15	3.13	115	153	(o)	0.17	0.17	(0.17)

See accompanying Notes to Financial Statements.

43

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/American Funds Growth Allocation Fund(g)
Class A
06/30/19		15.45	0.07	2.19	2.26	—	—	17.71	14.63	2,615,957	17		0.64	0.64	0.78
12/31/18		16.33	0.20	(1.08)	(0.88)	—	—	15.45	(5.39)	2,277,300	14		0.64	0.64	1.19
12/31/17		13.54	0.12	2.67	2.79	—	—	16.33	20.61	2,090,329	55		0.64	0.64	0.79
12/31/16		12.60	0.16	0.78	0.94	—	—	13.54	7.46	1,359,847	19		0.65	0.65	1.23
12/31/15		12.95	0.14	(0.09)	0.05	(0.12)	(0.28)	12.60	0.37	984,397	2		0.65	0.67	1.08
12/31/14		12.56	0.22	0.29	0.51	(0.08)	(0.04)	12.95	4.07	670,434	2		0.65	0.70	1.68

Class I
06/30/19		15.52	0.10	2.19	2.29	—	—	17.81	14.76	14,229	17		0.34	0.34	1.13
12/31/18		16.35	0.40	(1.23)	(0.83)	—	—	15.52	(5.08)	9,327	14		0.34	0.34	2.44
12/31/17	‡‡	15.63	0.22	0.50	0.72	—	—	16.35	4.61	268	55		0.35	0.35	5.07

JNL/American Funds Moderate Growth Allocation Fund(g)
Class A
06/30/19		14.21	0.08	1.60	1.68	—	—	15.89	11.82	2,338,941	20		0.64	0.64	1.08
12/31/18		14.89	0.23	(0.91)	(0.68)	—	—	14.21	(4.57)	2,131,575	25		0.64	0.64	1.55
12/31/17		12.87	0.12	1.90	2.02	—	—	14.89	15.70	2,218,378	57		0.64	0.64	0.85
12/31/16		11.99	0.19	0.69	0.88	—	—	12.87	7.34	1,708,441	15		0.65	0.65	1.54
12/31/15		12.33	0.18	(0.20)	(0.02)	(0.13)	(0.19)	11.99	(0.15)	1,184,420	2		0.65	0.67	1.40
12/31/14		11.94	0.24	0.27	0.51	(0.10)	(0.02)	12.33	4.26	790,122	1		0.65	0.70	1.96

Class I
06/30/19		14.27	0.11	1.60	1.71	—	—	15.98	11.98	11,153	20		0.34	0.34	1.42
12/31/18		14.91	0.39	(1.03)	(0.64)	—	—	14.27	(4.29)	7,932	25		0.34	0.34	2.57
12/31/17	‡‡	14.41	0.24	0.26	0.50	—	—	14.91	3.47	568	57		0.35	0.35	6.09

JNL/DFA Growth Allocation Fund(g)
Class A
06/30/19		9.72	0.05	1.24	1.29	—	—	11.01	13.27	198,699	38		0.60	0.65	0.86
12/31/18		10.88	0.20	(1.36)	(1.16)	—	—	9.72	(10.65)	156,272	11		0.60	0.65	1.91
12/31/17	*	10.00	0.20	1.03	1.23	(0.34)	(0.01)	10.88	12.23	80,204	3		0.60	0.65	2.72

Class I
06/30/19		9.75	0.07	1.24	1.31	—	—	11.06	13.44	4,276	38		0.25	0.35	1.28
12/31/18		10.88	0.31	(1.44)	(1.13)	—	—	9.75	(10.37)	2,738	11		0.25	0.35	2.93
12/31/17	*‡‡	10.69	0.09	0.45	0.54	(0.34)	(0.01)	10.88	5.07	77	3		0.25	0.35	3.18

JNL/DFA Moderate Growth Allocation Fund(g)
Class A
06/30/19		9.86	0.05	1.11	1.16	—	—	11.02	11.76	147,147	34		0.60	0.65	1.03
12/31/18		10.71	0.22	(1.07)	(0.85)	—	—	9.86	(7.93)	123,206	10		0.60	0.65	2.10
12/31/17	*	10.00	0.20	0.78	0.98	(0.26)	(0.01)	10.71	9.79	63,960	5		0.61	0.65	2.68

Class I
06/30/19		9.91	0.08	1.10	1.18	—	—	11.09	11.91	4,762	34		0.25	0.35	1.42
12/31/18		10.72	0.32	(1.13)	(0.81)	—	—	9.91	(7.55)	3,759	10		0.25	0.35	3.08
12/31/17	*‡‡	10.57	0.12	0.31	0.43	(0.27)	(0.01)	10.72	4.03	174	5		0.26	0.35	4.28

JNL Aggressive Growth Allocation Fund(n)
Class A
06/30/19		11.63	(0.03)	2.00	1.97	—	—	13.60	16.94	1,483,123	7		0.45	0.45	(0.45)
12/31/18		12.99	0.05	(1.41)	(1.36)	—	—	11.63	(10.47)	1,332,619	40		0.45	0.45	0.41
12/31/17		10.70	0.05	2.24	2.29	—	—	12.99	21.40	1,525,405	172	(o)	0.26	0.26	0.45
12/31/16		9.90	0.06	0.74	0.80	—	—	10.70	8.08	884,110	38		0.16	0.16	0.56
12/31/15		10.89	0.15	(0.43)	(0.28)	(0.26)	(0.45)	9.90	(2.63)	761,368	58		0.17	0.17	1.36
12/31/14		10.88	0.14	0.40	0.54	(0.17)	(0.36)	10.89	4.98	697,755	23		0.17	0.17	1.22

Class I
06/30/19		11.68	(0.01)	2.00	1.99	—	—	13.67	17.04	7,179	7		0.15	0.15	(0.15)
12/31/18		13.00	0.13	(1.45)	(1.32)	—	—	11.68	(10.15)	3,943	40		0.15	0.15	1.05
12/31/17	‡‡	12.40	(0.01)	0.61	0.60	—	—	13.00	4.84	266	172	(o)	0.15	0.15	(0.15)

See accompanying Notes to Financial Statements.

44

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL Growth Allocation Fund(n)
Class A
06/30/19		12.33	(0.03)	1.97	1.94	—	—	14.27	15.73	2,359,236	5		0.44	0.44	(0.44)
12/31/18		13.56	0.07	(1.30)	(1.23)	—	—	12.33	(9.07)	2,147,880	34		0.44	0.44	0.51
12/31/17		11.43	0.08	2.05	2.13	—	—	13.56	18.64	2,511,790	156	(o)	0.24	0.24	0.64
12/31/16		10.63	0.07	0.73	0.80	—	—	11.43	7.53	1,844,865	41		0.15	0.15	0.63
12/31/15		11.51	0.18	(0.40)	(0.22)	(0.28)	(0.38)	10.63	(2.00)	1,704,657	57		0.15	0.15	1.53
12/31/14		11.63	0.16	0.43	0.59	(0.21)	(0.50)	11.51	5.06	1,566,607	20		0.15	0.15	1.33

Class I
06/30/19		12.38	(0.01)	1.97	1.96	—	—	14.34	15.83	9,024	5		0.14	0.14	(0.14)
12/31/18		13.58	0.19	(1.39)	(1.20)	—	—	12.38	(8.84)	5,905	34		0.14	0.14	1.38
12/31/17	‡‡	13.02	(0.01)	0.57	0.56	—	—	13.58	4.30	622	156	(o)	0.15	0.15	(0.15)

JNL Moderate Growth Allocation Fund(n)
Class A
06/30/19		12.80	(0.03)	1.73	1.70	—	—	14.50	13.28	2,337,934	5		0.44	0.44	(0.44)
12/31/18		13.71	0.11	(1.02)	(0.91)	—	—	12.80	(6.64)	2,159,584	29		0.44	0.44	0.79
12/31/17		11.97	0.09	1.65	1.74	—	—	13.71	14.54	2,483,124	168	(o)	0.26	0.26	0.66
12/31/16		11.16	0.08	0.73	0.81	—	—	11.97	7.26	1,417,843	44		0.15	0.15	0.67
12/31/15		11.93	0.21	(0.42)	(0.21)	(0.29)	(0.27)	11.16	(1.81)	1,312,128	57		0.15	0.15	1.78
12/31/14		12.08	0.18	0.48	0.66	(0.27)	(0.54)	11.93	5.35	1,279,991	18		0.15	0.15	1.43

Class I
06/30/19		12.85	(0.01)	1.74	1.73	—	—	14.58	13.46	3,507	5		0.14	0.14	(0.14)
12/31/18		13.72	0.25	(1.12)	(0.87)	—	—	12.85	(6.34)	1,895	29		0.14	0.14	1.88
12/31/17	‡‡	13.28	0.00	0.44	0.44	—	—	13.72	3.31	1	168	(o)	—	—	0.00

JNL/Mellon Index 5 Fund(n)
Class A
06/30/19		13.48	(0.03)	1.86	1.83	—	—	15.31	13.58	1,369,859	5		0.38	0.38	(0.38)
12/31/18		14.62	0.22	(1.36)	(1.14)	—	—	13.48	(7.80)	857,993	9		0.35	0.35	1.52
12/31/17		12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(o)	0.14	0.14	1.47
12/31/16		11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15		12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35
12/31/14		12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7		0.05	0.05	1.79

Class I
06/30/19		13.54	(0.01)	1.87	1.86	—	—	15.40	13.74	1,261	5		0.08	0.08	(0.08)
12/31/18		14.63	0.74	(1.83)	(1.09)	—	—	13.54	(7.45)	883	9		0.05	0.05	5.15
12/31/17	‡‡	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(o)	—	—	0.00

JNL/S&P 4 Fund(n)
Class A
06/30/19		19.13	(0.04)	2.76	2.72	—	—	21.85	14.22	6,343,053	0		0.35	0.35	(0.35)
12/31/18		20.41	0.37	(1.65)	(1.28)	—	—	19.13	(6.27)	5,878,323	7		0.35	0.35	1.76
12/31/17		17.69	0.37	2.35	2.72	—	—	20.41	15.38	7,125,698	102	(o)	0.13	0.13	2.02
12/31/16		16.04	0.32	1.33	1.65	—	—	17.69	10.29	7,122,476	7		0.05	0.05	1.91
12/31/15		18.47	0.28	(1.19)	(0.91)	(0.85)	(0.67)	16.04	(5.04)	6,370,591	3		0.05	0.05	1.56
12/31/14		16.76	0.15	2.26	2.41	(0.36)	(0.34)	18.47	14.40	4,983,650	4		0.05	0.05	0.84

Class I
06/30/19		19.20	(0.01)	2.78	2.77	—	—	21.97	14.43	8,659	0		0.05	0.05	(0.05)
12/31/18		20.42	0.71	(1.93)	(1.22)	—	—	19.20	(5.97)	5,654	7		0.05	0.05	3.37
12/31/17	‡‡	18.63	0.00	1.79	1.79	—	—	20.42	9.61	826	102	(o)	0.06	0.06	(0.06)

JNL/S&P Managed Aggressive Growth Fund(n)
Class A
06/30/19		20.72	(0.05)	3.85	3.80	—	—	24.52	18.34	2,262,725	1		0.44	0.44	(0.44)
12/31/18		22.21	0.10	(1.59)	(1.49)	—	—	20.72	(6.71)	1,998,398	11		0.44	0.44	0.43
12/31/17		18.02	0.13	4.06	4.19	—	—	22.21	23.25	2,233,446	112	(o)	0.23	0.23	0.63
12/31/16		17.00	0.09	0.93	1.02	—	—	18.02	6.00	1,841,402	16		0.15	0.15	0.52
12/31/15		17.04	0.12	(0.16)	(0.04)	—	—	17.00	(0.23)	1,824,889	14		0.15	0.15	0.66
12/31/14		16.48	0.10	0.99	1.09	(0.08)	(0.45)	17.04	6.58	1,764,932	18		0.15	0.15	0.61

Class I
06/30/19		20.80	(0.02)	3.87	3.85	—	—	24.65	18.51	8,996	1		0.14	0.14	(0.14)
12/31/18		22.23	0.32	(1.75)	(1.43)	—	—	20.80	(6.43)	5,471	11		0.14	0.14	1.41
12/31/17	‡‡	20.99	(0.01)	1.25	1.24	—	—	22.23	5.91	55	112	(o)	0.15	0.15	(0.15)

See accompanying Notes to Financial Statements.

45

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/S&P Managed Conservative Fund(n)
Class A
06/30/19		13.11	(0.03)	1.09	1.06	—	—	14.17	8.09	1,270,909	3		0.45	0.45	(0.45)
12/31/18		13.42	0.19	(0.50)	(0.31)	—	—	13.11	(2.31)	1,221,090	12		0.45	0.45	1.44
12/31/17		12.56	0.16	0.70	0.86	—	—	13.42	6.85	1,481,929	109	(o)	0.23	0.23	1.20
12/31/16		11.96	0.15	0.45	0.60	—	—	12.56	5.02	1,586,568	16		0.15	0.15	1.19
12/31/15		12.15	0.25	(0.44)	(0.19)	—	—	11.96	(1.56)	1,535,310	14		0.15	0.15	2.03
12/31/14		11.95	0.20	0.18	0.38	(0.04)	(0.14)	12.15	3.12	1,660,356	17		0.15	0.15	1.66

Class I
06/30/19		13.13	(0.01)	1.09	1.08	—	—	14.21	8.23	1,281	3		0.15	0.15	(0.15)
12/31/18		13.44	0.53	(0.84)	(0.31)	—	—	13.13	(2.31)	565	12		0.15	0.15	4.00
12/31/17	‡‡	13.26	0.00	0.18	0.18	—	—	13.44	1.36	1	109	(o)	—	—	0.00

JNL/S&P Managed Growth Fund(n)
Class A
06/30/19		17.74	(0.04)	3.02	2.98	—	—	20.72	16.80	5,408,575	0		0.43	0.43	(0.43)
12/31/18		18.86	0.12	(1.24)	(1.12)	—	—	17.74	(5.94)	4,919,498	13		0.43	0.43	0.62
12/31/17		15.58	0.11	3.17	3.28	—	—	18.86	21.05	5,682,182	111	(o)	0.22	0.22	0.64
12/31/16		14.71	0.09	0.78	0.87	—	—	15.58	5.91	5,049,708	15		0.14	0.14	0.63
12/31/15		14.74	0.11	(0.14)	(0.03)	—	—	14.71	(0.20)	4,958,666	11		0.14	0.14	0.77
12/31/14		14.33	0.11	0.70	0.81	(0.08)	(0.32)	14.74	5.63	4,980,868	11		0.14	0.14	0.75

Class I
06/30/19		17.81	(0.01)	3.03	3.02	—	—	20.83	16.96	7,199	0		0.13	0.13	(0.13)
12/31/18		18.87	0.32	(1.38)	(1.06)	—	—	17.81	(5.62)	4,423	13		0.13	0.13	1.66
12/31/17	‡‡	17.91	(0.01)	0.97	0.96	—	—	18.87	5.36	245	111	(o)	0.14	0.14	(0.14)

JNL/S&P Managed Moderate Fund(n)
Class A
06/30/19		14.90	(0.03)	1.60	1.57	—	—	16.47	10.54	2,971,369	0		0.44	0.44	(0.44)
12/31/18		15.43	0.18	(0.71)	(0.53)	—	—	14.90	(3.43)	2,858,779	9		0.44	0.44	1.15
12/31/17		13.88	0.14	1.41	1.55	—	—	15.43	11.17	3,315,407	108	(o)	0.22	0.22	0.96
12/31/16		13.15	0.13	0.60	0.73	—	—	13.88	5.55	3,276,357	9		0.14	0.14	0.97
12/31/15		13.30	0.24	(0.39)	(0.15)	—	—	13.15	(1.13)	3,256,103	11		0.14	0.14	1.80
12/31/14		12.99	0.18	0.34	0.52	(0.03)	(0.18)	13.30	3.98	3,449,330	16		0.14	0.14	1.36

Class I
06/30/19		14.95	(0.01)	1.61	1.60	—	—	16.55	10.70	3,069	0		0.14	0.14	(0.14)
12/31/18		15.44	0.27	(0.76)	(0.49)	—	—	14.95	(3.17)	2,458	9		0.14	0.14	1.77
12/31/17	‡‡	15.06	(0.01)	0.39	0.38	—	—	15.44	2.52	113	108	(o)	0.14	0.14	(0.14)

JNL/S&P Managed Moderate Growth Fund(n)
Class A
06/30/19		16.68	(0.04)	2.25	2.21	—	—	18.89	13.25	5,825,579	0		0.43	0.43	(0.43)
12/31/18		17.54	0.15	(1.01)	(0.86)	—	—	16.68	(4.90)	5,467,006	10		0.43	0.43	0.86
12/31/17		15.12	0.13	2.29	2.42	—	—	17.54	16.01	6,379,304	108	(o)	0.22	0.22	0.78
12/31/16		14.31	0.11	0.70	0.81	—	—	15.12	5.66	6,050,202	13		0.14	0.14	0.73
12/31/15		14.43	0.21	(0.33)	(0.12)	—	—	14.31	(0.83)	6,066,472	13		0.14	0.14	1.41
12/31/14		14.07	0.17	0.46	0.63	(0.03)	(0.24)	14.43	4.51	6,362,485	12		0.14	0.14	1.18

Class I
06/30/19		16.74	(0.01)	2.27	2.26	—	—	19.00	13.50	5,620	0		0.13	0.13	(0.13)
12/31/18		17.56	0.35	(1.17)	(0.82)	—	—	16.74	(4.67)	7,485	10		0.13	0.13	1.95
12/31/17	‡‡	16.90	(0.01)	0.67	0.66	—	—	17.56	3.91	846	108	(o)	0.14	0.14	(0.14)

JNL/Vanguard Global Bond Market Index Fund
Class A
06/30/19		10.14	0.07	0.51	0.58	—	—	10.72	5.72	90,680	13		0.55	0.65	1.45
12/31/18		10.05	0.28	(0.19)	0.09	—	—	10.14	0.90	70,213	19		0.55	0.65	2.80
12/31/17	*	10.00	0.14	(0.09)	0.05	—	—	10.05	0.50	13,791	23		0.58	0.68	5.33

Class I
06/30/19		10.18	0.09	0.52	0.61	—	—	10.79	5.99	2,349	13		0.25	0.35	1.78
12/31/18		10.06	0.35	(0.23)	0.12	—	—	10.18	1.19	1,293	19		0.25	0.35	3.47
12/31/17	*	10.00	0.12	(0.06)	0.06	—	—	10.06	0.60	16	23		0.28	0.38	4.62

See accompanying Notes to Financial Statements.

46

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)(b)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Vanguard International Stock Market Index Fund
Class A
06/30/19		8.88	0.12	1.03	1.15	—	—	10.03	12.95	293,622	3	0.58	0.65	2.53
12/31/18		10.45	0.25	(1.82)	(1.57)	—	—	8.88	(15.02)	221,452	18	0.58	0.65	2.55
12/31/17	*	10.00	0.11	0.34	0.45	—	—	10.45	4.50	118,273	65	0.58	0.65	3.95

Class I
06/30/19		8.91	0.14	1.03	1.17	—	—	10.08	13.13	7,665	3	0.28	0.35	2.99
12/31/18		10.45	0.34	(1.88)	(1.54)	—	—	8.91	(14.74)	4,611	18	0.28	0.35	3.47
12/31/17	*	10.00	0.13	0.32	0.45	—	—	10.45	4.50	189	65	0.28	0.35	4.58

JNL/Vanguard U.S. Stock Market Index Fund
Class A
06/30/19		10.09	0.09	1.77	1.86	—	—	11.95	18.43	412,445	21	0.54	0.60	1.53
12/31/18		10.71	0.17	(0.79)	(0.62)	—	—	10.09	(5.79)	265,605	7	0.54	0.60	1.58
12/31/17	*	10.00	0.09	0.62	0.71	—	—	10.71	7.10	52,541	67	0.54	0.60	3.33

Class I
06/30/19		10.14	0.10	1.79	1.89	—	—	12.03	18.64	9,156	21	0.24	0.30	1.74
12/31/18		10.72	0.23	(0.81)	(0.58)	—	—	10.14	(5.41)	5,260	7	0.24	0.30	2.07
12/31/17	*	10.00	0.20	0.52	0.72	—	—	10.72	7.20	103	67	0.24	0.30	7.15

*

Commencement of operations was as follows: August 13, 2018 - JNL/American Funds Capital Income Builder Fund; April 24, 2017 - JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund; September 25, 2017 - JNL/Vanguard Capital Growth Fund, JNL/Vanguard Equity Income Fund, JNL/Vanguard International Fund, JNL/Vanguard Small Company Growth Fund, JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund.

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds' expenses. The ratios of net investment income(loss) and expenses to average net assets for both the Master and Feeder Fund are as follows:

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Balanced Fund
Class A
06/30/19	0.87	1.23	0.13
12/31/18	0.86	1.26	1.26
12/31/17	0.89	1.20	1.87
Class I
06/30/19	0.57	0.93	0.48
12/31/18	0.56	0.96	2.60
12/31/17	0.67	0.97	2.10
JNL/American Funds Blue Chip Income and Growth Fund
Class A
06/30/19	1.00	1.41	(0.11)
12/31/18	0.99	1.42	1.13
12/31/17	1.00	1.43	1.26
12/31/16	1.00	1.43	1.49
12/31/15	1.01	1.46	1.24
12/31/14	1.03	1.51	2.83
Class I
06/30/19	0.70	1.11	0.26
12/31/18	0.69	1.12	3.17
12/31/17	0.77	1.20	1.76
12/31/16	0.80	1.23	1.82
12/31/15	0.79	1.24	1.30
12/31/14	0.78	1.26	3.28
JNL/American Funds Capital Income Builder Fund
Class A
06/30/19	1.10	1.48	2.51
12/31/18	1.15	1.52	3.55
Class I
06/30/19	0.80	1.18	2.66
12/31/18	0.79	1.22	5.16

See accompanying Notes to Financial Statements.

47

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds Global Bond Fund
Class A
06/30/19	1.10	1.61	0.44
12/31/18	1.10	1.62	1.20
12/31/17	1.09	1.61	(0.51)
12/31/16	1.12	1.62	(0.34)
12/31/15	1.12	1.64	(1.03)
12/31/14	1.12	1.67	0.61
Class I
06/30/19	0.80	1.31	0.82
12/31/18	0.80	1.32	2.44
12/31/17	0.86	1.38	(0.07)
12/31/16	0.92	1.42	(0.15)
12/31/15	0.90	1.42	(0.81)
12/31/14	0.87	1.42	0.74
JNL/American Funds Global Small Capitalization Fund
Class A
06/30/19	1.29	1.82	(1.13)
12/31/18	1.28	1.83	(0.94)
12/31/17	1.28	1.83	(0.60)
12/31/16	1.29	1.84	(0.78)
12/31/15	1.28	1.85	(1.28)
12/31/14	1.29	1.89	(0.94)
Class I
06/30/19	0.99	1.52	(0.81)
12/31/18	0.98	1.53	(0.43)
12/31/17	1.04	1.59	(0.12)
12/31/16	1.09	1.64	(0.58)
12/31/15	1.07	1.64	(1.07)
12/31/14	1.04	1.64	(0.70)
JNL/American Funds Growth-Income Fund
Class A
06/30/19	0.92	1.25	(0.22)
12/31/18	0.92	1.27	0.79
12/31/17	0.93	1.28	0.82
12/31/16	0.96	1.31	0.91
12/31/15	0.96	1.33	0.74
12/31/14	0.97	1.37	0.76
Class I
06/3019	0.62	0.95	0.13
12/31/18	0.62	0.97	2.41
12/31/17	0.69	1.04	2.13
12/31/16	0.76	1.11	1.00
12/31/15	0.74	1.11	0.73
12/31/14	0.72	1.12	0.94
JNL/American Funds International Fund
Class A
06/30/19	1.16	1.69	(0.80)
12/31/18	1.16	1.71	0.75
12/31/17	1.16	1.71	0.54
12/31/16	1.19	1.74	0.55
12/31/15	1.19	1.76	0.76
12/31/14	1.19	1.79	0.65
Class I
06/30/19	0.86	1.39	(0.49)
12/31/18	0.86	1.41	2.35
12/31/17	0.93	1.48	1.03
12/31/16	0.99	1.54	0.71
12/31/15	0.97	1.54	0.59
12/31/14	0.94	1.54	0.95

See accompanying Notes to Financial Statements.

48

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

	Ratios (annualized for periods less than one year)
	Net expense to average net assets (%)	Total expense to average net assets (%)	Net investment income (loss) to average net assets (%)
JNL/American Funds New World Fund
Class A
06/30/19	1.39	2.12	(0.95)
12/31/18	1.41	2.16	(0.29)
12/31/17	1.42	2.17	(0.13)
12/31/16	1.43	2.18	(0.34)
12/31/15	1.44	2.21	(0.59)
12/31/14	1.43	2.23	(0.08)
Class I
06/30/19	1.09	1.82	(0.60)
12/31/18	1.11	1.86	0.72
12/31/17	1.18	1.93	0.45
12/31/16	1.23	1.98	(0.23)
12/31/15	1.22	1.99	(0.37)
12/31/14	1.18	1.98	0.05
JNL/Vanguard Capital Growth Fund
Class A
06/30/19	0.92	1.30	1.36
12/31/18	0.92	1.32	(0.33)
12/31/17	0.94	1.34	(0.94)
Class I
06/30/19	0.62	1.00	1.72
12/31/18	0.62	1.02	(0.36)
12/31/17	0.64	1.04	(0.64)
JNL/Vanguard Equity Income Fund
Class A
06/30/19	0.88	1.26	4.35
12/31/18	0.87	1.27	0.61
12/31/17	0.89	1.29	(0.89)
Class I
06/30/19	0.58	0.96	4.49
12/31/18	0.57	0.97	0.45
12/31/17	0.59	0.99	(0.59)
JNL/Vanguard International Fund
Class A
06/30/19	0.96	1.49	1.93
12/31/18	0.95	1.50	(0.42)
12/31/17	0.97	1.52	(0.97)
Class I
06/30/19	0.66	1.19	2.24
12/31/18	0.65	1.20	(0.38)
12/31/17	0.67	1.22	(0.67)
JNL/Vanguard Small Company Growth Fund
Class A
06/30/19	0.93	1.38	0.06
12/31/18	0.90	1.40	(0.74)
12/31/17	0.92	1.42	(0.92)
Class I
06/30/19	0.63	1.08	0.37
12/31/18	0.60	1.10	(0.50)
12/31/17	0.62	1.12	(0.62)

See accompanying Notes to Financial Statements.

49

JNL Series Trust Master Feeder Funds and Funds of Funds (Unaudited)

Financial Highlights

For a Share Outstanding

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the underlying funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)

The Master Funds for the JNL/American Funds Master Feeder Funds are the Class 1 shares of the corresponding American Fund Insurance Series Fund. The Master Funds for the JNL/Vanguard Master Feeder Funds are the shares of the corresponding Vanguard Variable Insurance Fund. These financial statements should be read in conjunction with each Master Fund's shareholder report.

(i)

Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund, formerly known as JNL/Capital Guardian Global Balanced Fund was 105%, 112%, 79% and 18% in 2014, 2015, 2016 and for the period January 1, 2017 to April 23, 2017, respectively. Portfolio turnover excluding dollar rolls was 14% for the period January 1, 2017 to April 23, 2017. Portfolio turnover including dollar roll transactions for JNL/American Funds Balanced Fund’s Master Fund was 85%, 86% and 46% in 2017, 2018 and 2019 respectively.

(j)	Effective April 24, 2017, the JNL/American Funds Balanced Fund became a Feeder Fund. Prior to April 24, 2017, the Fund was a Sub-Advised Fund named JNL/Capital Guardian Global Balanced Fund.
(k)	Amount represents less than $0.005.
(l)	Portfolio turnover including dollar roll transactions for JNL/American Funds Capital Income Builder Fund's Master Fund was 98% and 38% in 2018 and 2019.
(m)

Portfolio turnover including dollar roll transactions for JNL/American Funds Global Bond Fund's Master Fund was 200%, 159%, 154%, 105%, 125% and 100% in 2014, 2015, 2016, 2017, 2018 and 2019 respectively.

(n)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each underlying fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each underlying fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(o)

Portfolio turnover includes the purchase and sale in each underlying fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale of each underlying fund was as follows:

Portfolio Turnover (%)
JNL Institutional Alt 25 Fund	37
JNL Institutional Alt 50 Fund	47
JNL Moderate Growth Allocation Fund	44
JNL Growth Allocation Fund	49
JNL Aggressive Growth Allocation Fund	51
JNL/Mellon Index 5 Fund	5
JNL/S&P 4 Fund	5
JNL/S&P Managed Conservative Fund	12
JNL/S&P Managed Moderate Fund	12
JNL/S&P Managed Moderate Growth Fund	11
JNL/S&P Managed Growth Fund	15
JNL/S&P Managed Aggressive Growth Fund	18

See accompanying Notes to Financial Statements.

50

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2019 consisted of one-hundred and twenty-seven (127) separate funds. Information in these financial statements pertains to thirty-one (31) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund's Adviser are:

Fund:	Adviser/Sub-Adviser:

JNL/American Funds® Balanced Fund, JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds® Capital Income Builder Fund, JNL/American Funds® Global Bond Fund, JNL/American Funds® Global Small Capitalization Fund, JNL/American Funds® Growth-Income Fund, JNL/American Funds® International Fund and JNL/American Funds® New World Fund. These Funds are collectively known as "JNL/American Funds Master Feeder Funds".

JNAM (Adviser to each Master Feeder Fund) Capital Research and Management Company (Investment Adviser to each Master Fund)

JNL/Vanguard Capital Growth Fund (PRIMECAP Management Company), JNL/Vanguard Equity Income Fund (The Vanguard Group, Inc. and Wellington Management Company LLP), JNL/Vanguard International Fund (Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd.) and JNL/Vanguard Small Company Growth Fund (The Vanguard Group, Inc. and ArrowMark Colorado Holdings, LLC). These Funds are collectively known as “JNL/Vanguard Master Feeder Funds”.*

JNAM (Adviser to each Master Feeder Fund)

PRIMECAP Management Company, The Vanguard Group, Inc., Wellington Management Company LLP, Baillie Gifford Overseas Ltd., Schroder Investment Management North America Inc., Schroder Investment Management North America Ltd. and ArrowMark Colorado Holdings, LLC. (Investment Advisers or Sub-Adviser to each Master Fund)

JNL Institutional Alt 25 Fund and JNL Institutional Alt 50 Fund. These Funds are collectively known as "JNL Alt Funds".

JNL/American Funds Growth Allocation Fund and JNL/American Funds Moderate Growth Allocation Fund. These Funds are collectively known as "JNL/American Funds Funds of Funds".

JNL/DFA Growth Allocation Fund and JNL/DFA Moderate Growth Allocation Fund. These Funds are collectively known as “JNL/DFA Funds”.

JNL Aggressive Growth Allocation Fund, JNL Growth Allocation Fund and JNL Moderate Growth Allocation Fund. These Funds are collectively known as "JNL Allocation Funds”.

JNL/Mellon Index 5 Fund and JNL/S&P 4 Fund.

JNL/Vanguard Global Bond Market Index Fund, JNL/Vanguard International Stock Market Index Fund and JNL/Vanguard U.S. Stock Market Index Fund. These Funds are collectively known as “JNL/Vanguard Funds Funds of Funds”.

JNAM

JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Moderate Fund and JNL/S&P Managed Moderate Growth Fund. These Funds are collectively known as "JNL/S&P Funds".

Standard & Poor’s Investment Advisory Services LLC**

* Investment Advisers or Sub-Adviser to each Fund’s Master Fund are identified in parentheses.

** Effective July 1, 2019, Goldman Sachs Asset Management, L.P. acquired Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) and replaced SPIAS as a sub-adviser.

Each Fund, except the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds, operates under a “Fund of Funds” structure, investing all of its assets in other affiliated or unaffiliated funds (each, an “underlying fund”, and collectively, the “underlying funds”).

Each of the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds operates as a “Feeder Fund” and seeks to achieve its respective investment objective by investing all of its assets in a separate mutual fund (“Master Fund”). Each Master Fund is a series of the American Funds Insurance Series® or Vanguard Variable Insurance Fund, respectively, each a registered open-end management investment company that has the same investment objective as its corresponding Feeder Fund. Each Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities. As of June 30, 2019, the JNL/American Funds Master Feeder Funds and JNL/Vanguard Master Feeder Funds owned the following percentage of its corresponding Master Fund: JNL/American Funds Balanced Fund 5.47%, JNL/American Funds Blue Chip Income and Growth Fund 35.95%, JNL/American Funds Capital Income Builder Fund 10.60%, JNL/American Funds Global Bond Fund 22.90%, JNL/American Funds Global Small Capitalization Fund 15.95%, JNL/American Funds Growth-Income Fund 21.29%, JNL/American Funds

51

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

International Fund 19.48%, JNL/American Funds New World Fund 40.73%, JNL/Vanguard Capital Growth Fund 19.46%, JNL/Vanguard Equity Income Fund 17.23%, JNL/Vanguard International Fund 16.28% and JNL/Vanguard Small Company Growth Fund 14.87%. The Master Funds’ Schedules of Investments, Financial Statements and accounting policies are outlined in each Master Fund’s shareholder report, which accompanies this report. This report should be read in conjunction with the Master Funds’ shareholder reports. The Master Funds' shareholder reports are also available on the SEC’s website at www.sec.gov.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/American Funds Global Bond Fund, JNL/DFA Funds and JNL/Vanguard Funds Funds of Funds.

Each Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Effective June 24, 2019, JNL/Mellon Capital Index 5 Fund’s name was changed to JNL/Mellon Index 5 Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation and Fair Value Measurement. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees ("Board" or "Trustees") has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The NAV of a Fund's shares is generally determined once each day the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the shareholder report of the underlying funds. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which accompanies this report. The Master Fund’s shareholder reports are also available on the SEC's website at www.sec.gov.

FASB ASC Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in the underlying funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments. There were no Level 2 or Level 3 investments in these Funds.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis. Capital gains distributions received from the Master Funds and underlying funds are recorded as Net realized gain on Distributions from Affiliated or Unaffiliated investment companies, as applicable, in the Statements of Operations.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in Master Funds and Funds of Funds. Because each Feeder Fund invests all of its assets in its respective Master Fund, the Feeder Fund's shareholders bear the fees and expenses of each respective Master Fund in which the Feeder Fund invests. Such expenses are not included in the Statements of Operations, but are incurred indirectly in the calculation of the NAV of the respective Master Fund. As a result, the Feeder Funds’ actual

52

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

expenses may be higher than those of other mutual funds that invest directly in securities. A similar situation exists for the Funds of Funds as it relates to the expenses associated with the investments in underlying funds.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. CERTAIN RISKS

Market and Volatility Risk. In the normal course of business, the Master Funds and underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Master Funds and underlying funds may invest in derivatives to hedge the Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause the Master Fund’s and underlying fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Credit and Counterparty Risk. In the normal course of business, the Master Funds or underlying funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, a Master Fund or underlying fund may be exposed to the risk that an institution or other entity with which the Master Fund or underlying fund has unsettled or open transactions will default (“counterparty risk”). Financial assets, which potentially expose a Master Fund or underlying fund to credit risk, consist principally of investments and cash due from counterparties. The potential loss could exceed the value of the financial assets and liabilities recorded in the Master Fund’s or underlying fund’s financial statements. A Master Fund or underlying fund manages credit and counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. A Master Fund’s or underlying fund’s Adviser(s) and sub-advisers attempt to mitigate credit and counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund and underlying fund restrict their exposure to credit and counterparty losses by entering into master netting agreements with counterparties with whom they undertake a significant volume of transactions. In the event of default, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The extent of a Master Fund’s or underlying fund’s exposure to credit and counterparty risks in respect to financial assets is incorporated within their carrying value as recorded in each Master Fund’s or underlying fund’s Statement of Assets and Liabilities. For certain derivative contracts held by a Master Fund or underlying fund, the potential loss could exceed the value of the financial assets recorded in their financial statements.

Underlying Fund Investment Risk. Each Fund’s prospectus includes a discussion of the principal investment risks of the Master Fund or underlying fund in which it invests. Additional risks associated with a Master Fund’s or underlying fund’s investments are described within the respective Master Fund’s or underlying fund’s annual shareholder report. The Master Funds’ shareholder reports are also available on the SEC’s website at www.sec.gov.

Feeder Funds and Funds of Funds Risks. The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments. The value of an investment in a Funds of Funds changes with the values of the corresponding underlying funds and their investments. The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders. In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s sub-advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 4. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund.

53

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions) (b-billions)			Administrative Fee (b-billions)
	$0 to $500m %	$500m to $5b %	Over $5b %	$0 to $3b %	Over $3b %
JNL/American Funds Balanced Fund[1]	0.55	0.50 – 0.49	0.48	0.10	0.08
JNL/American Funds Blue Chip Income and Growth Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Capital Income Builder Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/American Funds Global Bond Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds Global Small Capitalization Fund[1]	0.65	0.65 – 0.59	0.58	0.10	0.08
JNL/American Funds Growth-Income Fund[1]	0.60	0.60 – 0.54	0.53	0.10	0.08
JNL/American Funds International Fund[1]	0.75	0.75 – 0.69	0.68	0.10	0.08
JNL/American Funds New World Fund[1]	0.95	0.95 – 0.89	0.88	0.10	0.08
JNL/Vanguard Capital Growth Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/Vanguard Equity Income Fund[1]	0.525	0.525 – 0.49	0.48	0.10	0.08
JNL/Vanguard International Fund[1]	0.675	0.675 – 0.64	0.63	0.10	0.08
JNL/Vanguard Small Company Growth Fund[1]	0.625	0.625 – 0.59	0.58	0.10	0.08
JNL Alt Funds	0.15	0.10 – 0.095	0.09	0.05	0.045
JNL/American Funds Funds of Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/DFA Funds	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL Allocation Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Mellon Index 5 Fund	0.00	0.00	0.00	0.05	0.045
JNL/S&P 4 Fund	0.00	0.00	0.00	0.05	0.045
JNL/S&P Funds	0.13	0.08 – 0.075	0.07	0.05	0.045
JNL/Vanguard Global Bond Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard International Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.15	0.13
JNL/Vanguard U.S. Stock Market Index Fund	0.20	0.20 – 0.165	0.155	0.10	0.09

1 Prior to April 29, 2019, for administrative fees, the range $0 to $3 billion was 0.15% and for over $3 billion was 0.13%.

Advisory Fee Waivers. Pursuant to contractual fee waiver agreements, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/American Funds Balanced Fund[1]	0.30
JNL/American Funds Blue Chip Income and Growth Fund[2]	0.38
JNL/American Funds Capital Income Builder Fund[1]	0.35
JNL/American Funds Global Bond Fund[3]	0.475 % for net assets between $0 - $1 billion and 0.45% for net assets over $1 billion
JNL/American Funds Global Small Capitalization Fund[4]	0.50
JNL/American Funds Growth-Income Fund[5]	0.30
JNL/American Funds International Fund[4]	0.50
JNL/American Funds New World Fund[6]	0.70
JNL/DFA Growth Allocation Fund[8]	0.05
JNL/DFA Moderate Growth Allocation Fund[8]	0.05
JNL/Vanguard Capital Growth Fund[1]	0.35
JNL/Vanguard Equity Income Fund[1]	0.35
JNL/Vanguard International Fund[4]	0.50
JNL/Vanguard Small Company Growth Fund[7]	0.35
JNL/Vanguard Global Bond Market Index Fund	0.10
JNL/Vanguard International Stock Market Index Fund	0.07
JNL/Vanguard U.S. Stock Market Index Fund	0.06

[1] Prior to April 29, 2019, the contractual fee waiver was 0.40%.

[2] Prior to April 29, 2019, the contractual fee waiver was 0.43%.

[3] Prior to April 29, 2019, the contractual fee waiver was 0.525% for net assets between $0 - $1 billion and 0.50% for net assets over $1 billion.

[4] Prior to April 29, 2019, the contractual fee waiver was 0.55%.

[5] Prior to April 29, 2019, the contractual fee waiver was 0.35%.

[6] Prior to April 29, 2019, the contractual fee waiver was 0.75%.

[7] Prior to April 29, 2019, the contractual fee waiver was 0.50%.

[8] Effective June 24, 2019, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund. This amounted to 0.12% and 0.10% if average daily net assets for the JNL/DFA Growth Allocation Fund and the JNL/DFA Moderate Growth Allocation Fund, respectively, during the reporting period. This fee waiver arrangement will continue for at least one year from the day of April 29, 2019, unless the Board approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board.

54

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Administrative Fee Waivers. Pursuant to a contractual fee waiver agreement, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of the JNL/DFA Funds. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund's Statement of Operations.

Other Service Providers. JPMorgan Chase Bank, N.A. ("JPM Chase") and State Street Bank and Trust Company (“State Street”) act as custodians for the Funds.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustee fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustee fees set forth in the Statements of Operations.

NOTE 5. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. Effective May 31, 2019, all of the Funds participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund, a Participating Fund managed by JNAM, has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase, which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

55

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 6. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to the acquisition completed on June 24, 2019. The acquisition was completed by a tax free exchange of shares for the acquired and acquiring Fund indicated below pursuant to plans of reorganization approved by the Board and in certain circumstances approved by the acquired Fund's shareholders. The purpose of the acquisition was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Fund. The cost basis of the investments received from the acquired Fund was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital 10 X 10 Fund	JNL/Mellon Index 5 Fund
Class A	Class A	425,882	30,112	938,026	61,632	27,982
Class I	Class I	80	6	1,173	77	5

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Fund were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/Mellon Capital 10 X 10 Fund	421,367	425,978	4,611

Assuming the acquisition had been completed on January 1, 2019, the acquiring Fund’s unaudited pro forma results of operations (in thousands) for the period ended June 30, 2019, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Mellon Index 5 Fund	3,728	3,389	163,922	171,039

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed June 24, 2019, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Fund in the acquiring Fund’s Statement of Operations.

NOTE 7. INCOME TAX MATTERS

The Funds, with the exception of JNL/DFA Funds, are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

JNL/DFA Funds are each treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. The Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: consent dividends, distribution adjustments, foreign currency reclassifications and reclassifications on the sale of real estate investment trust and passive foreign investment company securities. These reclassifications have no impact on net assets.

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/DFA Growth Allocation Fund	197,406	8,480	(2,855)	5,625
JNL/DFA Moderate Growth Allocation Fund	148,384	5,518	(1,950)	3,568

56

JNL Series Trust Master Feeder Funds and Funds of Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The tax character of distributions paid (in thousands) during the Funds’ fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/American Funds Balanced Fund	16,485	48,625	—
JNL/American Funds Global Bond Fund	3,167	—	—
JNL/American Funds Global Small Capitalization Fund	765	4,361	—
JNL/American Funds International Fund	17,316	17,535	—
JNL/American Funds New World Fund	7,382	636	—
JNL/DFA Growth Allocation Fund	—	22	—
JNL/DFA Moderate Growth Allocation Fund	—	12	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

57

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL/American Funds Balanced Fund
Class A	0.59	1,000.00	1,117.50	3.10	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	1,119.00	1.52	1,000.00	1,023.36	1.45
JNL/American Funds Blue Chip Income and Growth Fund
Class A	0.59	1,000.00	1,108.30	3.08	1,000.00	1,021.87	2.96
Class I	0.29	1,000.00	1,110.20	1.52	1,000.00	1,023.36	1.45
JNL/American Funds Capital Income Builder Fund
Class A	0.58	1,000.00	1,097.80	3.02	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,098.60	1.46	1,000.00	1,023.41	1.40
JNL/American Funds Global Bond Fund
Class A	0.53	1,000.00	1,062.70	2.71	1,000.00	1,022.17	2.66
Class I	0.23	1,000.00	1,064.10	1.18	1,000.00	1,023.65	1.15
JNL/American Funds Global Small Capitalization Fund
Class A	0.55	1,000.00	1,199.70	3.00	1,000.00	1,022.07	2.76
Class I	0.25	1,000.00	1,201.60	1.36	1,000.00	1,023.55	1.25
JNL/American Funds Growth-Income Fund
Class A	0.64	1,000.00	1,157.70	3.42	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,159.60	1.82	1,000.00	1,023.11	1.71
JNL/American Funds International Fund
Class A	0.63	1,000.00	1,146.20	3.35	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,147.70	1.76	1,000.00	1,023.16	1.66
JNL/American Funds New World Fund
Class A	0.64	1,000.00	1,188.60	3.47	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,190.10	1.85	1,000.00	1,023.11	1.71
JNL/Vanguard Capital Growth Fund
Class A	0.58	1,000.00	1,119.70	3.05	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,121.00	1.47	1,000.00	1,023.41	1.40
JNL/Vanguard Equity Income Fund
Class A	0.58	1,000.00	1,139.30	3.08	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,140.60	1.49	1,000.00	1,023.41	1.40
JNL/Vanguard International Fund
Class A	0.58	1,000.00	1,182.60	3.14	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,184.20	1.52	1,000.00	1,023.41	1.40
JNL/Vanguard Small Company Growth Fund
Class A	0.61	1,000.00	1,192.90	3.32	1,000.00	1,021.77	3.06
Class I	0.31	1,000.00	1,194.20	1.69	1,000.00	1,023.26	1.56
JNL Institutional Alt 25 Fund
Class A	0.46	1,000.00	1,122.20	2.42	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	1,123.50	0.84	1,000.00	1,024.00	0.80
JNL Institutional Alt 50 Fund
Class A	0.46	1,000.00	1,100.90	2.40	1,000.00	1,022.51	2.31
Class I	0.16	1,000.00	1,102.30	0.83	1,000.00	1,024.00	0.80
JNL/American Funds Moderate Growth Allocation Fund
Class A	0.64	1,000.00	1,118.20	3.36	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,119.80	1.79	1,000.00	1,023.11	1.71

58

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡^	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†
JNL/American Funds Growth Allocation Fund
Class A	0.64	1,000.00	1,146.30	3.41	1,000.00	1,021.62	3.21
Class I	0.34	1,000.00	1,147.60	1.81	1,000.00	1,023.11	1.71
JNL/DFA Growth Allocation Fund
Class A	0.60	1,000.00	1,132.70	3.17	1,000.00	1,021.82	3.01
Class I	0.25	1,000.00	1,134.40	1.32	1,000.00	1,023.55	1.25
JNL/DFA Moderate Growth Allocation Fund
Class A	0.60	1,000.00	1,117.60	3.15	1,000.00	1,021.82	3.01
Class I	0.25	1,000.00	1,119.10	1.31	1,000.00	1,023.55	1.25
JNL Aggressive Growth Allocation Fund
Class A	0.45	1,000.00	1,169.40	2.42	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	1,170.40	0.81	1,000.00	1,024.05	0.75
JNL Growth Allocation Fund
Class A	0.44	1,000.00	1,157.30	2.35	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,158.30	0.75	1,000.00	1,024.10	0.70
JNL Moderate Growth Allocation Fund
Class A	0.44	1,000.00	1,132.80	2.33	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,134.60	0.74	1,000.00	1,024.10	0.70
JNL/Mellon Index 5 Fund
Class A	0.38	1,000.00	1,135.80	2.01	1,000.00	1,022.91	1.91
Class I	0.08	1,000.00	1,137.40	0.42	1,000.00	1,024.40	0.40
JNL/S&P 4 Fund
Class A	0.35	1,000.00	1,142.20	1.86	1,000.00	1,023.06	1.76
Class I	0.05	1,000.00	1,144.30	0.27	1,000.00	1,024.55	0.25
JNL/S&P Managed Aggressive Growth Fund
Class A	0.44	1,000.00	1,183.40	2.38	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,185.10	0.76	1,000.00	1,024.10	0.70
JNL/S&P Managed Conservative Fund
Class A	0.45	1,000.00	1,080.90	2.32	1,000.00	1,022.56	2.26
Class I	0.15	1,000.00	1,082.30	0.77	1,000.00	1,024.05	0.75
JNL/S&P Managed Growth Fund
Class A	0.43	1,000.00	1,168.00	2.31	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,169.60	0.70	1,000.00	1,024.15	0.65
JNL/S&P Managed Moderate Fund
Class A	0.44	1,000.00	1,105.40	2.30	1,000.00	1,022.61	2.21
Class I	0.14	1,000.00	1,107.00	0.73	1,000.00	1,024.10	0.70
JNL/S&P Managed Moderate Growth Fund
Class A	0.43	1,000.00	1,132.50	2.27	1,000.00	1,022.66	2.16
Class I	0.13	1,000.00	1,135.00	0.69	1,000.00	1,024.15	0.65
JNL/Vanguard Global Bond Market Index Fund
Class A	0.55	1,000.00	1,057.20	2.81	1,000.00	1,022.07	2.76
Class I	0.25	1,000.00	1,059.90	1.28	1,000.00	1,023.55	1.25
JNL/Vanguard International Stock Market Index Fund
Class A	0.58	1,000.00	1,129.50	3.06	1,000.00	1,021.92	2.91
Class I	0.28	1,000.00	1,131.30	1.48	1,000.00	1,023.41	1.40
JNL/Vanguard U.S. Stock Market Index Fund
Class A	0.54	1,000.00	1,184.30	2.92	1,000.00	1,022.12	2.71
Class I	0.24	1,000.00	1,186.40	1.30	1,000.00	1,023.60	1.20

^ The annualized expense ratios for the Funds of Funds do not include expenses of the Funds of Funds’ Underlying Funds. The annualized expense ratios for the Master Funds include the expenses of both the Master and Feeder Fund.

‡ The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during the period and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during the period and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets of Class I shares during the period.

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

59

JNL Series Trust Master Feeder Funds and Funds of Funds

Additional Disclosures (Unaudited)

June 30, 2019

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

60

JNL Series Trust

Master Feeder Funds and Funds of Funds

Results of Special Meeting of Shareholders

On March 15, 2019, a special meeting of shareholders of the JNL/Franklin Templeton Founding Strategy Fund (thereafter named the JNL/Franklin Templeton Growth Allocation Fund) (the “Fund”) of the JNL Series Trust (the “Trust”) was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951. The special meeting was held for the following purposes (and with the following results):

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve name, investment objective, investment strategy and primary and secondary benchmark changes for the Fund.	79,936,944.761	2,481,813.014	9,772,105.804	92,190,863.579
2. To approve a proposed amendment to the Amended and Restated Investment Advisory and Management Agreement between the investment adviser, Jackson National Asset Management, LLC (“JNAM”), and the Trust, on behalf of the Fund.	79,270,933.473	2,699,053.510	10,220,876.596	92,190,863.579
3. To approve a proposed amendment to the Amended and Restated Investment Sub-Advisory Agreement between JNAM and Franklin Advisers, Inc. (“Franklin”), appointing Franklin as sub-adviser to the Fund.	79,520,241.940	2,651,327.531	10,019,294.108	92,190,863.579
4. To approve a proposed amendment to the Amended and Restated Administration Agreement between JNAM and the Trust, on behalf of the Fund.	79,673,510.887	2,571,334.541	9,946,018.151	92,190,863.579

61

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS

(Master-Feeder Funds and Funds-of-Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable) and Sub-Sub-Adviser(s) (“Sub-Sub-Advisory Agreement” or “Sub-Sub-Advisory Agreements,” as applicable, and, collectively with the Sub-Advisory Agreements, the “Agreements”).

At a meeting on June 3-5, 2019, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the appointment of Franklin Templeton Institutional, LLC and Templeton Global Advisers Limited (“FTI” and “TGAL,” respectively, and, collectively, the “Sub-Sub-Advisers”) as Sub-Sub-Advisers to the JNL/Franklin Templeton Founding Strategy Fund (which will be renamed the JNL/Franklin Templeton Growth Allocation Fund effective June 24, 2019) and corresponding new Sub-Sub-Advisory Agreements with FTI and TGAL, respectively. The Board noted that the proposal to appoint the Sub-Sub-Advisers was in connection with other changes to the Fund, which it had previously approved at its December 10-12, 2018 meeting (“December Meeting”) and which were to take effect on June 24, 2019.

The Board, including the Independent Trustees, also considered information relating to an amendment to the existing Sub-Advisory Agreement between JNAM and Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) to be effective upon the completion of the acquisition of Standard & Poor’s Investment Advisory Services LLC (“S&P”) by Goldman Sachs. The amendment appoints Goldman Sachs as Sub-Adviser for five Funds (collectively, the “JNL/S&P Funds”) due to the acquisition of S&P by Goldman Sachs, which will automatically terminate JNAM’s current Sub-Advisory Agreement with S&P (“Change of Control”). The JNL/S&P Funds are: JNL/S&P Managed Growth Fund; JNL/S&P Managed Conservative Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Moderate Fund; and JNL/S&P Managed Aggressive Growth Fund.

 In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of the Sub-Sub-Advisory Agreements, the Board noted that each Sub-Sub-Adviser already provides services to existing Funds in the Trust. With respect to its approval of the amendments to the Sub-Advisory Agreement with Goldman Sachs, the Board also noted that Goldman Sachs already provides services to existing Funds in the Trust. Thus, with respect to Goldman Sachs and Sub-Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by Goldman Sachs and the Sub-Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to Goldman Sachs and the Sub-Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM, Goldman Sachs and the Sub-Sub-Advisers and to consider the terms of

62

the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by Goldman Sachs and the Sub-Sub-Advisers. The Board noted JNAM’s evaluation of Goldman Sachs and the Sub-Sub-Advisers, as well as JNAM’s recommendations, based on its review, in connection with its approval of the Goldman Sachs Sub-Advisory Agreement and the Sub-Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of Goldman Sachs’ and the Sub-Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund. It noted that there will be no change to the investment philosophies or processes for the JNL/S&P Funds in connection with the Change of Control.  It also noted that, with respect to the JNL/Franklin Templeton Growth Allocation Fund, the proposed addition of the Sub-Sub-Advisers is in connection with the other Fund changes that will take effect on June 24, 2019, which the Board approved at the December Meeting. The Board reviewed information pertaining to Goldman Sachs’ and each Sub-Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to Goldman Sachs and each Sub-Sub-Adviser. The Board considered compliance reports about Goldman Sachs and the Sub-Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by Goldman Sachs and each Sub-Sub-Adviser under the applicable Sub-Advisory Agreement and Sub-Sub-Advisory Agreement.

Investment Performance of the Funds

JNL/Franklin Templeton Growth Allocation Fund. The Board noted that, in connection with its approval of the various Fund changes at the December Meeting, it reviewed the performance of the proposed investment mandate with a similar investment strategy and composite performance, compared to the Fund, the current benchmark, new benchmarks, and peer group. The Board also considered the sub-adviser’s proposal on how the Sub-Sub-Advisers would manage sleeves of the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Sub-Advisory Agreements.

JNL/S&P Funds. The Board reviewed each Fund’s performance as of March 31, 2019. For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time.

•  JNL/S&P Managed Growth Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods. The Board further noted that, after expenses, the Fund outperformed its blended benchmark for the three-year period, though it underperformed for the other periods.

• JNL/S&P Managed Conservative Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one- and three-year periods, though it underperformed its custom peer group for the

63

five- and ten-year periods. The Board also noted that, after expenses, the Fund outperformed its blended benchmark for the three-year period, though it underperformed for the other periods.

•  JNL/S&P Managed Moderate Growth Fund. The Board noted that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods. The Board also noted that, after expenses, the Fund outperformed its custom peer group in three of the last four calendar years. The Board further considered that, after expenses, the Fund surpassed its blended benchmark for the three-year period, though it underperformed for the other periods.

•  JNL/S&P Managed Moderate Fund. The Board took into account that, after expenses, the Fund outperformed its custom peer group for the one-, three-, and five-year periods, though it underperformed its custom peer group for the ten-year period. The Board also noted that, after expenses, the Fund outperformed its blended benchmark for the three-year period, though it underperformed its benchmark for the remaining periods.

•  JNL/S&P Managed Aggressive Growth Fund. The Board noted that, after expenses, the Fund outperformed its custom peer group for the one-, three-, five-, and ten-year periods. The Board also took into account that, after expenses, the Fund outperformed its blended benchmark for the three-year period, though it underperformed its benchmark for the one-, five-, and ten-year periods.

Based on its review of the JNL/S&P Funds’ performance, the Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Goldman Sachs Sub-Advisory Agreement.

Costs of Services

  The Board reviewed the fees to be paid to Goldman Sachs and each Sub-Sub-Adviser.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and that JNL/Franklin Templeton Growth Allocation Fund’s sub-sub-advisory fees would be paid by the Fund’s sub-adviser, and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail of the information considered by the Board is set forth below:

JNL/Franklin Templeton Growth Allocation Fund. The Board noted that the appointment of the Sub-Sub-Advisers is being proposed in conjunction with various other changes to the Fund, which the Board previously approved at the December Meeting. In this regard, the Board considered that the Fund’s sub-adviser is seeking to engage the Sub-Sub-Advisers and will pay the Sub-Sub-Advisers’ fees out of its sub-advisory fees, which it will collect from JNAM. The Board reviewed the proposed sub-sub-advisory fees and concluded that the sub-sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL/S&P Funds. The Board noted that the fee schedule for sub-advisory fees to be paid by JNAM to Goldman Sachs will not change as a result of the Change of Control. The Board noted that it previously reviewed and approved these sub-advisory fees and concluded that the sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided and to be provided.

64

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by Goldman Sachs and the Sub-Sub-Advisers, the Board noted that the sub-advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase, though the Sub-Sub-Advisers’ fee rates do not contain breakpoints. The Board also noted that the sub-advisory fee for each Fund is and will be paid by JNAM (not the Fund) and that, for the JNL/Franklin Templeton Growth Allocation Fund, the sub-sub-advisory fees will be paid by that Fund’s sub-adviser (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to Goldman Sachs and the Sub-Sub-Advisers

In evaluating the benefits that may accrue to Goldman Sachs and the Sub-Sub-Advisers through their relationships with the Funds, the Board noted that Goldman Sachs and the Sub-Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of Goldman Sachs or the Sub-Sub-Advisers as a result of their relationship with the Funds.

65

Supplement Dated May 3, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the below change applies to the fund underlying your variable annuity product(s).

Effective June 24, 2019, the JNL/Vanguard Small Company Growth Fund will be closed to new and existing investors.

Distributions of dividends and realized capital gains will continue to automatically be reinvested in additional shares.

For additional information, please see the Supplement dated May 3, 2019 to your product prospectus.

This Supplement is dated May 3, 2019.

(To be used with JMV9476 04/19, JMV8798 04/19, VC4224 04/19, JMV9476ML 04/19, JMV5763ML 04/19, JMV9476WF 04/19, JMV5763WF 04/19, JMV8037 04/19, JMV8037BE 04/19, JMV17955 04/19, JMV21086 04/19, JMV16966 04/19, JMV18691 04/19, JMV18692 04/19, JMV7698 04/19, VC5869 04/19, JMV7697 04/19, VC5890 04/19, VC5890ML 04/19, VC5995 04/19, JMV5765 04/19, JMV2731 04/19, JMV17183 04/19, JMV17183NY 04/19, JMV18691NY 04/19, FVC4224FT 04/19, VC5526 04/19, VC3656 04/19, VC3657 04/19, VC3723 04/19, JMV8037NY 04/19, JMV8037BENY 04/19, JMV17955NY 04/19, JMV7698NY 04/19, NV5869 04/19, JMV7697NY 04/19, NV5890 04/19, JMV9476NY 04/19, NV4224 04/19, JMV9476WFNY 04/19, NV4224WF 04/19, JMV16966NY 04/19, NMV2731 04/19, NV5526 04/19, NV3174GW 04/19, NV3174CEGW 04/19, and NV3784 04/19.)

CMV22330 05/19

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JNL Series Trust

One Corporate Way
Lansing, MI 48951

VADV6414 07/19

JNL Series Trust PRSRT STD U.S. POSTAGE One Corporate Way PAID Lansing, MI 48951 JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

CHOOSE THE INBOX. NOT THE MAILBOX. Less waste. More convenience. Your choice. Three easy ways to go paperless:    1. Mail this postage-paid card 2. Call 1-866-349-4564 3. Visit jackson.com                I consent to receive by electronic delivery: ALL DOCUMENTS Periodic and immediate confirmation statements Annual and semi-annual reports Annual statements (Variable Products and Fixed Index Annuities only) (Variable Products only) (Fixed, Fixed Index and Target Select Annuities only) Other contract-related correspondence Prospectuses and prospectus supplements (Variable Products only)This consent will continue until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) website. For jointly owned contracts, all Joint Owners are consenting to electronic delivery and use of the single e-mail address below. Please contact the appropriate Jackson Service Center or go to www.jackson.com to update your e-mail address, revoke your consent to electronic delivery, or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s website (www.jackson.com) is required for electronic delivery of contract-related correspondence.    Please write legibly. Fold Here Signature: Date: Signature: Date: E-mail address:    I (We) will notify Jackson of any change to this e-mail address. Name:    Address:    City: State: ZIP:    Policy Number Owner’s State of Residence    Phone Number – –    The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www.adobe.com. There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process, and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form. VADV6413 07/19 Tape Here SEMI-ANNUAL REPORT (UNAUDITED) For the period ending June 30, 2019    JNL Series Trust    Sub-Advised Funds    JNL Variable Fund LLC Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www. jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:    Mailing in the postage-paid card on the cover of this report;    Calling 1-866-349-4564; or    Signing up on www.jackson.com Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson. Please note that if you own more than one variable contract with Jackson, your delivery preferences must be set up for each variable contract separately. Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES BUSINESS REPLY MAIL F RI TS -C AL SS MA LI PERMIT NO. 600 L NA IS NG MI POSTAGE WILL BE PAID BY ADDRESSEE JACKSON PO BOX 24068    LANSING MI 48909 Fold Here P This report is for the general information of qualified plan participants, as well as contract/policy owners of the Perspectivesm Perspective II®, Perspective AdvisorsSM, Perspective AdvisorySM, Perspective Advisory II®, Perspective Advisors IISM, Perspective L Series, Perspective Rewards®, CuriangardSM, Perspective AdvantageSM, Perspective Focus®, Perspective Investor VUL®, Private Wealth ShieldSM, Ultimate Investor® VUL, Jackson AdvisorSM VUL, Defined Strategies Variable Annuity®, Fifth Third Perspective, Retirement Latitudes®, Elite Access®, Elite Access AdvisorySM, Elite Access Advisory (New York), Elite Access Advisory II (New York), Perspective (New York), Perspective II (New York), Perspective Advisors II (New York), Perspective L Series (New York), Curiangard (New York), Perspective Advisors (New York), Perspective Advisory (New York), Perspective Advisory II (New York), Perspective Focus (New York), Perspective Investor VUL (New York), Perspective Rewards (New York) and Elite Access (New York). Not all the portfolios are available in all of the products. Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

JNL Series Trust Sub-Advised Funds and JNL Variable Fund LLC (Unaudited)

June 30, 2019

JNL Series Trust Sub-Advised Funds including: JNL Multi-Manager Alternative Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Causeway International Value Select Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Crescent High Income Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund, JNL/DoubleLine® Shiller Enhanced CAPE® Fund, JNL/Fidelity Institutional Asset Management® Total Bond Fund, JNL/First State Global Infrastructure Fund, JNL/FPA + DoubleLine® Flexible Allocation Fund, JNL/Franklin Templeton Global Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Harris Oakmark Global Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Invesco China-India Fund, JNL/Invesco Diversified Dividend Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/MFS Mid Cap Value Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, JNL/S&P Total Yield Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund, JNL/WMC Value Fund

JNL Series Trust Supplements to Prospectus

JNL Variable Fund LLC including: JNL/Mellon Communication Services Sector Fund, JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon DowSM Index Fund, JNL/Mellon Energy Sector Fund, JNL/Mellon Financial Sector Fund, JNL/Mellon Healthcare Sector Fund, JNL/Mellon Information Technology Sector Fund, JNL/Mellon MSCI World Index Fund, JNL/Mellon Nasdaq 100 Index Fund

Schedules of Investments 2

Statements of Assets and Liabilities  15

Statements of Operations  17

Statements of Changes in Net Assets  19

Financial Highlights  23

Notes to Financial Statements  26

Additional Disclosures  36

JNL Variable Fund LLC Results of Special Meetings of Shareholders 37

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL Multi-Manager Alternative Fund

Composition as of June 30, 2019:
Information Technology	27.6%
Health Care	19.6
Communication Services	16.3
Consumer Discretionary	11.4
Industrials	8.3
Financials	8.2
Consumer Staples	5.3
Utilities	2.7
Real Estate	1.1
Energy	(0.2)
Materials	(1.6)
Other Short Term Investments	1.3
Net Long (Short) Investments	100.0%

JNL Multi-Manager International Small Cap Fund

Composition as of June 30, 2019:
Industrials	22.8%
Information Technology	15.6
Health Care	14.5
Financials	13.2
Consumer Discretionary	7.6
Real Estate	6.9
Consumer Staples	6.2
Materials	4.5
Communication Services	3.5
Energy	1.8
Utilities	0.8
Warrants	0.4
Other Short Term Investments	2.2
Total Investments	100.0%

JNL Multi-Manager Mid Cap Fund

Composition as of June 30, 2019:
Information Technology	17.8%
Industrials	15.6
Financials	14.5
Health Care	13.9
Consumer Discretionary	9.4
Consumer Staples	8.5
Materials	5.4
Real Estate	4.3
Utilities	2.6
Communication Services	2.5
Energy	2.4
Other Short Term Investments	2.5
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL Multi-Manager Small Cap Growth Fund

Composition as of June 30, 2019:
Information Technology	28.1%
Health Care	20.2
Industrials	17.5
Consumer Discretionary	11.3
Financials	6.5
Communication Services	6.1
Consumer Staples	2.5
Materials	2.0
Energy	0.8
Real Estate	0.7
Utilities	0.4
Other Short Term Investments	2.6
Securities Lending Collateral	1.3
Total Investments	100.0%

JNL Multi-Manager Small Cap Value Fund

Composition as of June 30, 2019:
Industrials	23.9%
Financials	19.6
Consumer Discretionary	11.5
Information Technology	10.2
Real Estate	7.7
Health Care	6.7
Materials	6.1
Utilities	3.4
Energy	3.0
Communication Services	2.0
Consumer Staples	1.8
Rights	-
Other Short Term Investments	3.2
Securities Lending Collateral	0.9
Total Investments	100.0%

JNL S&P 500 Index Fund

Composition as of June 30, 2019:
Information Technology	21.0%
Health Care	13.8
Financials	12.8
Communication Services	10.0
Consumer Discretionary	9.9
Industrials	9.1
Consumer Staples	7.1
Energy	4.9
Utilities	3.2
Real Estate	3.0
Materials	2.7
Investment Companies	0.2
Other Short Term Investments	2.2
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/AQR Large Cap Defensive Style Fund

Composition as of June 30, 2019:
Financials	18.7%
Consumer Staples	15.5
Information Technology	14.9
Utilities	12.9
Health Care	10.0
Consumer Discretionary	9.1
Industrials	5.4
Communication Services	4.3
Materials	3.1
Energy	1.8
Other Short Term Investments	4.3
Total Investments	100.0%

JNL/AQR Large Cap Relaxed Constraint Equity Fund

Composition as of June 30, 2019:
Long Investments
Information Technology	24.1%
Health Care	18.2
Communication Services	12.7
Consumer Discretionary	12.2
Industrials	8.9
Financials	8.9
Consumer Staples	5.1
Energy	4.5
Utilities	2.1
Materials	1.3
Real Estate	1.0
Other Short Term Investments	1.0
Total Long Investments†	100.0%
Short Investments
Energy	19.7%
Consumer Discretionary	14.9
Health Care	13.7
Information Technology	12.8
Materials	11.1
Financials	11.0
Industrials	10.7
Consumer Staples	4.6
Communication Services	1.1
Real Estate	0.4
Total Short Investments†	100.0%

†Total Long Investments represent 130.6% of net assets and Total Short Investments represent (30.6%) of net assets.

JNL/AQR Managed Futures Strategy Fund

Composition as of June 30, 2019:
Other Short Term Investments††	100.0%
Total Investments	100.0%

††In general, the Fund uses derivatives as direct substitutes for investment in commodities, developed market stock indices, government bonds and currencies. Please refer to the Schedule of Investments for the Fund's derivative investments.

JNL/BlackRock Advantage International Fund

Composition as of June 30, 2019:
Financials	17.7%
Industrials	16.6
Health Care	12.0
Consumer Staples	12.0
Consumer Discretionary	10.8
Information Technology	7.3
Materials	6.8
Communication Services	6.5
Energy	3.9
Real Estate	2.9
Utilities	2.3
Other Short Term Investments	1.2
Total Investments	100.0%

JNL/BlackRock Global Allocation Fund

Composition as of June 30, 2019:
Financials	22.2%
Communication Services	17.0
Information Technology	12.5
Non-U.S. Government Agency ABS	11.2
U.S. Government Agency MBS	9.8
Industrials	8.0
Materials	5.9
Consumer Discretionary	3.1
Energy	3.1
Health Care	2.6
Utilities	1.0
Government Securities	0.5
Consumer Staples	0.5
Real Estate	0.1
Investment Companies	(2.8)
Other Short Term Investments	5.0
Securities Lending Collateral	0.3
Net Long (Short) Investments	100.0%

JNL/BlackRock Global Natural Resources Fund

Composition as of June 30, 2019:
Materials	46.2%
Energy	32.3
Consumer Staples	9.0
Information Technology	1.8
Consumer Discretionary	1.7
Industrials	1.5
Health Care	0.8
Securities Lending Collateral	6.1
Other Short Term Investments	0.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL/BlackRock Large Cap Select Growth Fund

Composition as of June 30, 2019:
Information Technology	32.9%
Consumer Discretionary	16.8
Health Care	15.6
Communication Services	12.3
Industrials	10.9
Financials	3.6
Materials	2.9
Consumer Staples	2.2
Real Estate	1.8
Other Short Term Investments	1.0
Total Investments	100.0%

JNL/Boston Partners Global Long Short Equity Fund

Composition as of June 30, 2019:
Long Investments
Financials	17.5%
Information Technology	14.3
Health Care	12.4
Communication Services	11.0
Industrials	9.8
Energy	9.6
Consumer Staples	7.5
Materials	7.5
Consumer Discretionary	5.9
Utilities	1.3
Real Estate	0.9
Other Short Term Investments	2.3
Total Long Investments†	100.0%
Short Investments
Industrials	16.0%
Consumer Discretionary	15.1
Financials	13.8
Information Technology	12.2
Materials	10.5
Energy	8.6
Consumer Staples	8.6
Health Care	6.4
Communication Services	5.9
Utilities	1.4
Real Estate	1.4
Rights	0.1
Total Short Investments†	100.0%

†Total Long Investments represent 101.0% of net assets and Total Short Investments represent (48.4%) of net assets.

JNL/Causeway International Value Select Fund

Composition as of June 30, 2019:
Financials	17.7%
Industrials	14.3
Communication Services	12.3
Health Care	11.1
Materials	10.0
Energy	9.8
Consumer Discretionary	8.2
Information Technology	7.0
Consumer Staples	4.4
Utilities	2.1
Other Short Term Investments	2.3
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/ClearBridge Large Cap Growth Fund

Composition as of June 30, 2019:
Information Technology	29.5%
Communication Services	14.4
Consumer Discretionary	13.9
Health Care	12.3
Industrials	7.2
Consumer Staples	5.9
Financials	4.9
Materials	3.6
Real Estate	1.9
Energy	1.3
Other Short Term Investments	4.1
Securities Lending Collateral	1.0
Total Investments	100.0%

JNL/Crescent High Income Fund

Composition as of June 30, 2019:
Financials	15.6%
Communication Services	14.9
Consumer Discretionary	14.4
Health Care	11.7
Industrials	8.8
Energy	8.8
Materials	7.7
Information Technology	6.9
Real Estate	1.9
Consumer Staples	1.7
Utilities	1.4
Government Securities	-
Warrants	-
Other Equity Interests	-
Other Short Term Investments	3.2
Securities Lending Collateral	3.0
Total Investments	100.0%

JNL/DFA International Core Equity Fund

Composition as of June 30, 2019:
Industrials	17.7%
Financials	16.7
Consumer Discretionary	14.5
Materials	11.4
Consumer Staples	8.1
Health Care	7.8
Energy	7.8
Information Technology	6.5
Communication Services	4.6
Utilities	2.7
Real Estate	2.2
Total Investments	100.0%

JNL/DFA U.S. Core Equity Fund

Composition as of June 30, 2019:
Information Technology	20.5%
Financials	14.0
Industrials	13.6
Consumer Discretionary	13.0
Health Care	11.6
Communication Services	8.2
Consumer Staples	6.3
Energy	4.7
Materials	4.1
Utilities	3.0
Real Estate	0.3
Rights	-
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/DoubleLine Core Fixed Income Fund

Composition as of June 30, 2019:
Government Securities	25.1%
Non-U.S. Government Agency ABS	22.2
U.S. Government Agency MBS	15.0
Financials	10.2
Utilities	3.9
Energy	3.1
Industrials	2.6
Communication Services	2.4
Consumer Discretionary	2.0
Materials	1.9
Health Care	1.9
Consumer Staples	1.6
Information Technology	1.3
Real Estate	1.3
Other Equity Interests	-
Other Short Term Investments	4.2
Securities Lending Collateral	1.3
Total Investments	100.0%

JNL/DoubleLine Emerging Markets Fixed Income Fund

Composition as of June 30, 2019:
Financials	34.9%
Energy	16.5
Utilities	12.6
Materials	8.4
Consumer Staples	7.4
Government Securities	6.7
Communication Services	6.1
Consumer Discretionary	3.0
Industrials	2.8
Securities Lending Collateral	1.6
Total Investments	100.0%

JNL/DoubleLine Shiller Enhanced CAPE Fund

Composition as of June 30, 2019:
Non-U.S. Government Agency ABS	47.5%
Government Securities	9.7
Financials	8.1
U.S. Government Agency MBS	7.1
Health Care	2.6
Energy	2.0
Industrials	1.9
Consumer Discretionary	1.7
Communication Services	1.6
Information Technology	1.6
Materials	1.3
Consumer Staples	1.1
Utilities	0.7
Real Estate	0.2
Other Short Term Investments	12.9
Total Investments	100.0%

JNL/Fidelity Institutional Asset Management Total Bond Fund

Composition as of June 30, 2019:
Government Securities	19.4%
U.S. Government Agency MBS	17.4
Financials	11.4
Energy	4.0
Communication Services	3.1
Health Care	2.1
Consumer Staples	1.8
Consumer Discretionary	1.5
Industrials	1.5
Real Estate	1.5
Non-U.S. Government Agency ABS	1.5
Utilities	1.0
Information Technology	0.8
Materials	0.8
Other Equity Interests	-
Other Short Term Investments	32.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/First State Global Infrastructure Fund

Composition as of June 30, 2019:
Utilities	42.4%
Industrials	30.5
Energy	13.7
Real Estate	8.8
Securities Lending Collateral	4.1

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

Other Short Term Investments	0.5
Total Investments	100.0%

JNL/FPA + DoubleLine Flexible Allocation Fund

Composition as of June 30, 2019:
Government Securities	41.9%
U.S. Government Agency MBS	26.3
Financials	7.4
Health Care	2.9
Energy	2.3
Communication Services	2.0
Information Technology	1.9
Non-U.S. Government Agency ABS	1.7
Industrials	1.6
Utilities	1.5
Consumer Staples	1.5
Consumer Discretionary	1.2
Real Estate	0.8
Materials	0.7
Other Short Term Investments	5.3
Securities Lending Collateral	1.0
Net Long (Short) Investments	100.0%

JNL/Franklin Templeton Global Fund

Composition as of June 30, 2019:
Financials	21.9%
Health Care	15.1
Communication Services	13.1
Energy	9.8
Consumer Staples	8.3
Industrials	7.3
Information Technology	6.9
Consumer Discretionary	6.4
Utilities	2.8
Materials	2.3
Real Estate	1.1
Other Short Term Investments	3.3
Securities Lending Collateral	1.7
Total Investments	100.0%

JNL/Franklin Templeton Global Multisector Bond Fund

Composition as of June 30, 2019:
Government Securities	51.0%
Financials	-
Warrants	-
Other Short Term Investments	49.0
Total Investments	100.0%

JNL/Franklin Templeton Growth Allocation Fund

Composition as of June 30, 2019:
Health Care	12.8%
Information Technology	11.9
Industrials	10.8
Financials	9.3
Consumer Discretionary	7.6
Energy	5.2
Materials	5.2
U.S. Government Agency MBS	4.8
Consumer Staples	4.8
Communication Services	4.4
Investment Companies	3.8
Investment Companies	2.8
Government Securities	2.7
Utilities	2.0
Real Estate	1.1
Investment Companies	0.4
Other Short Term Investments	10.4
Total Investments	100.0%

JNL/Franklin Templeton Income Fund

Composition as of June 30, 2019:
Health Care	18.3%
Financials	14.9
Energy	11.2
Communication Services	9.3
Information Technology	7.4
Utilities	6.6
Consumer Discretionary	6.4
Government Securities	6.0
Materials	4.2
Consumer Staples	4.0
Industrials	2.9
Real Estate	1.2
Other Equity Interests	-
Securities Lending Collateral	4.1
Other Short Term Investments	3.5
Total Investments	100.0%

JNL/Franklin Templeton International Small Cap Fund

Composition as of June 30, 2019:
Industrials	22.5%
Consumer Discretionary	16.9
Financials	13.7
Consumer Staples	10.1
Real Estate	5.5
Information Technology	5.3
Communication Services	5.2
Materials	4.7
Energy	3.6
Health Care	3.2
Warrants	-
Other Short Term Investments	6.4
Securities Lending Collateral	2.9
Total Investments	100.0%

JNL/Franklin Templeton Mutual Shares Fund

Composition as of June 30, 2019:
Financials	23.6%
Health Care	13.0
Communication Services	12.3
Energy	11.8
Information Technology	10.6
Industrials	7.5
Consumer Staples	7.0
Consumer Discretionary	5.6
Materials	1.6
Real Estate	1.3
Utilities	0.5
Warrants	-
Other Equity Interests	-
Other Short Term Investments	5.2
Total Investments	100.0%

JNL/Goldman Sachs Emerging Markets Debt Fund

Composition as of June 30, 2019:
Government Securities	63.3%
Financials	9.5
Credit Linked Structured Notes	7.6
Energy	4.0
Consumer Staples	2.8
Materials	2.4
Communication Services	2.1
Industrials	2.0
Utilities	1.6
Real Estate	0.7
Consumer Discretionary	0.6
Health Care	0.5
Information Technology	-
Other Short Term Investments	2.6
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/GQG Emerging Markets Equity Fund

Composition as of June 30, 2019:
Financials	35.7%
Consumer Staples	20.4
Utilities	11.1
Information Technology	8.0
Industrials	7.3
Real Estate	4.8
Energy	4.6
Health Care	4.0
Communication Services	2.4
Materials	1.1
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Harris Oakmark Global Equity Fund

Composition as of June 30, 2019:
Financials	25.5%
Consumer Discretionary	19.9
Communication Services	16.4
Health Care	7.8
Industrials	7.4
Materials	6.4
Consumer Staples	4.6
Information Technology	3.5
Energy	1.7
Securities Lending Collateral	4.4
Other Short Term Investments	2.4
Total Investments	100.0%

JNL/Heitman U.S. Focused Real Estate Fund

Composition as of June 30, 2019:
Real Estate	98.5%
Other Short Term Investments	1.5
Total Investments	100.0%

JNL/Invesco China-India Fund

Composition as of June 30, 2019:
Consumer Discretionary	27.4%
Financials	24.2
Communication Services	15.5
Industrials	7.3
Consumer Staples	6.9
Health Care	6.4
Information Technology	6.3
Materials	4.2
Energy	0.8
Utilities	0.7
Securities Lending Collateral	0.2
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/Invesco Diversified Dividend Fund

Composition as of June 30, 2019:
Consumer Staples	22.7%
Utilities	16.1
Financials	14.6
Industrials	9.1
Health Care	7.2
Energy	5.9
Consumer Discretionary	4.8
Communication Services	4.7
Materials	3.4
Real Estate	1.4
Information Technology	1.2
Other Short Term Investments	8.9
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL/Invesco Global Real Estate Fund

Composition as of June 30, 2019:
Real Estate	96.5%
Consumer Discretionary	0.8
Financials	0.6
Information Technology	0.3
Other Short Term Investments	1.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Invesco International Growth Fund

Composition as of June 30, 2019:
Financials	19.1%
Information Technology	18.9
Consumer Staples	16.4
Industrials	11.7
Consumer Discretionary	8.7
Health Care	6.2
Communication Services	5.9
Energy	4.7
Materials	3.0
Other Short Term Investments	3.0
Securities Lending Collateral	2.4
Total Investments	100.0%

JNL/Invesco Small Cap Growth Fund

Composition as of June 30, 2019:
Health Care	27.4%
Information Technology	24.3
Industrials	13.1
Consumer Discretionary	12.3
Financials	8.4
Materials	3.6
Communication Services	3.0
Energy	2.1
Consumer Staples	1.8
Real Estate	1.2
Other Short Term Investments	2.2
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/JPMorgan Global Allocation Fund

Composition as of June 30, 2019:
Financials	12.3%
Non-U.S. Government Agency ABS	9.7
Communication Services	7.7
Health Care	7.2
Government Securities	6.6
Information Technology	6.0
Consumer Discretionary	5.1
Consumer Staples	4.7
Energy	4.1
U.S. Government Agency MBS	3.2
Industrials	2.6
Materials	2.5
Real Estate	1.4
Utilities	0.7
Investment Companies	0.1
Warrants	-
Other Equity Interests	-
Rights	-
Other Short Term Investments	26.0
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

JNL/JPMorgan Hedged Equity Fund

Composition as of June 30, 2019:
Information Technology	21.4%
Health Care	14.0
Financials	12.9
Consumer Discretionary	11.8
Communication Services	10.5
Industrials	9.5
Consumer Staples	5.5
Energy	5.1
Utilities	3.3
Materials	2.8
Real Estate	2.3
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/JPMorgan MidCap Growth Fund

Composition as of June 30, 2019:
Information Technology	34.5%
Health Care	15.9
Industrials	15.3
Consumer Discretionary	13.6
Financials	6.9
Materials	4.5
Communication Services	4.4
Real Estate	1.2
Energy	0.8
Other Short Term Investments	2.3
Securities Lending Collateral	0.6
Total Investments	100.0%

JNL/JPMorgan U.S. Government & Quality Bond Fund

Composition as of June 30, 2019:
U.S. Government Agency MBS	52.5%
Government Securities	34.1
Non-U.S. Government Agency ABS	6.8
Financials	1.0
Energy	0.7
Industrials	0.5
Communication Services	0.4
Real Estate	0.4
Consumer Staples	0.4
Utilities	0.4
Health Care	0.1
Other Short Term Investments	2.7
Total Investments	100.0%

JNL/Lazard Emerging Markets Fund

Composition as of June 30, 2019:
Financials	27.6%
Information Technology	21.6
Energy	11.3
Communication Services	9.3
Consumer Discretionary	6.9
Consumer Staples	6.5
Materials	6.2
Industrials	5.2
Utilities	1.0
Health Care	0.6
Other Short Term Investments	3.8
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Loomis Sayles Global Growth Fund

Composition as of June 30, 2019:
Consumer Discretionary	27.7%
Consumer Staples	18.3
Information Technology	17.2
Communication Services	13.9
Health Care	9.5
Industrials	7.9
Financials	2.5
Energy	1.9
Other Short Term Investments	1.1
Total Investments	100.0%

JNL/Mellon Bond Index Fund

Composition as of June 30, 2019:
Government Securities††	75.0%
U.S. Government Agency MBS	10.7
Non-U.S. Government Agency ABS	6.4
Financials	3.3
Communication Services	0.7
Utilities	0.7
Consumer Staples	0.4
Information Technology	0.4
Energy	0.3
Industrials	0.3
Consumer Discretionary	0.2
Real Estate	-
Health Care	-
Other Short Term Investments	1.5
Securities Lending Collateral	0.1
Net Long (Short) Investments	100.0%

††The Fund's weightings in TIPS was 73.2% of net investments

JNL/Mellon Consumer Staples Sector Fund

Composition as of June 30, 2019:
Consumer Staples	98.8%
Health Care	0.3
Investment Companies	0.1
Other Short Term Investments	0.7
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon Emerging Markets Index Fund

Composition as of June 30, 2019:
Financials	23.9%
Information Technology	14.4
Communication Services	11.9
Consumer Discretionary	11.0
Energy	8.0
Materials	6.7
Consumer Staples	6.3
Industrials	5.4
Real Estate	2.7
Health Care	2.5
Utilities	2.5
Investment Companies	1.2
Rights	-
Warrants	-
Securities Lending Collateral	1.9
Other Short Term Investments	1.6
Total Investments	100.0%

JNL/Mellon Industrials Sector Fund

Composition as of June 30, 2019:
Industrials	97.4%
Information Technology	0.9
Communication Services	0.3
Consumer Discretionary	0.2
Materials	0.1
Investment Companies	0.1
Utilities	-
Rights	-
Other Short Term Investments	0.5
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/Mellon International Index Fund

Composition as of June 30, 2019:
Financials	18.5%
Industrials	14.2
Consumer Staples	11.6
Health Care	10.9
Consumer Discretionary	10.8
Information Technology	7.3
Materials	7.2
Energy	5.4
Communication Services	4.6
Utilities	3.6
Real Estate	3.4
Rights	-

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

Securities Lending Collateral	1.9
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Mellon Materials Sector Fund

Composition as of June 30, 2019:
Materials	98.4%
Industrials	0.1
Investment Companies	0.1
Rights	-
Other Short Term Investments	1.0
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/Mellon MSCI KLD 400 Social Index Fund

Composition as of June 30, 2019:
Information Technology	27.4%
Communication Services	14.1
Health Care	10.8
Industrials	9.4
Consumer Discretionary	9.3
Financials	9.3
Consumer Staples	7.2
Real Estate	3.8
Energy	3.4
Materials	3.1
Utilities	1.9
Rights	-
Other Short Term Investments	0.3
Securities Lending Collateral	-
Total Investments	100.0%

JNL/Mellon Real Estate Sector Fund

Composition as of June 30, 2019:
Real Estate	98.5%
Securities Lending Collateral	0.9
Other Short Term Investments	0.6
Total Investments	100.0%

JNL/Mellon S&P 1500 Growth Index Fund

Composition as of June 30, 2019:
Information Technology	25.3%
Health Care	16.7
Communication Services	13.0
Consumer Discretionary	12.5
Industrials	8.8
Financials	5.8
Consumer Staples	5.0
Real Estate	3.8
Energy	3.1
Materials	2.3
Utilities	2.0
Investment Companies	0.1
Other Short Term Investments	1.4
Securities Lending Collateral	0.2
Total Investments	100.0%

JNL/Mellon S&P 1500 Value Index Fund

Composition as of June 30, 2019:
Financials	21.6%
Information Technology	15.1
Industrials	10.9
Health Care	10.1
Consumer Staples	8.7
Consumer Discretionary	7.6
Energy	6.7
Communication Services	5.3
Utilities	4.8
Materials	3.8
Real Estate	3.3
Rights	-
Other Short Term Investments	2.0
Securities Lending Collateral	0.1
Total Investments	100.0%

JNL/Mellon S&P 400 MidCap Index Fund

Composition as of June 30, 2019:
Financials	16.0%
Industrials	15.7
Information Technology	15.7
Consumer Discretionary	12.2
Real Estate	10.0
Health Care	9.5
Materials	6.3
Utilities	4.6
Energy	3.1
Consumer Staples	2.6
Communication Services	2.5
Other Short Term Investments	1.0
Securities Lending Collateral	0.8
Total Investments	100.0%

JNL/Mellon S&P 500 Index Fund

Composition as of June 30, 2019:
Information Technology	20.1%
Health Care	13.3
Financials	12.3
Communication Services	9.6
Consumer Discretionary	9.6
Industrials	8.7
Consumer Staples	6.8
Energy	4.7
Utilities	3.1
Real Estate	2.8
Materials	2.6
Securities Lending Collateral	4.2
Other Short Term Investments	2.2
Total Investments	100.0%

JNL/Mellon Small Cap Index Fund

Composition as of June 30, 2019:
Industrials	18.7%
Financials	16.1
Information Technology	14.3
Consumer Discretionary	13.5
Health Care	11.7
Real Estate	8.2
Materials	4.2
Energy	3.6
Consumer Staples	3.4
Utilities	2.1
Communication Services	1.9
Investment Companies	0.6
Rights	-
Securities Lending Collateral	1.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Mellon Utilities Sector Fund

Composition as of June 30, 2019:
Utilities	99.0%
Other Short Term Investments	1.0
Securities Lending Collateral	-
Total Investments	100.0%

JNL/MFS Mid Cap Value Fund

Composition as of June 30, 2019:
Financials	21.9%
Information Technology	11.9
Industrials	11.3
Utilities	9.7
Consumer Discretionary	9.1
Materials	7.8
Real Estate	7.3
Energy	6.3
Health Care	6.1
Consumer Staples	5.6
Communication Services	1.6
Other Short Term Investments	1.4
Total Investments	100.0%

JNL/Morningstar Wide Moat Index Fund

Composition as of June 30, 2019:
Information Technology	20.1%
Health Care	19.1
Consumer Staples	12.4
Financials	12.1
Industrials	10.0
Communication Services	9.2
Consumer Discretionary	7.6
Energy	2.5
Utilities	2.5
Materials	2.4
Real Estate	1.1
Other Short Term Investments	0.7
Securities Lending Collateral	0.3
Total Investments	100.0%

JNL/Neuberger Berman Strategic Income Fund

Composition as of June 30, 2019:
Government Securities	24.5%
U.S. Government Agency MBS	21.6
Financials	12.4
Energy	5.8
Communication Services	5.4
Non-U.S. Government Agency ABS	5.2
Health Care	4.0
Consumer Discretionary	3.9
Information Technology	3.4
Consumer Staples	3.1
Materials	2.8
Industrials	2.7
Utilities	1.9
Real Estate	0.9
Other Short Term Investments	1.9
Securities Lending Collateral	0.5
Total Investments	100.0%

JNL/Oppenheimer Emerging Markets Innovator Fund

Composition as of June 30, 2019:
Information Technology	23.6%
Consumer Discretionary	17.9
Health Care	12.8
Industrials	12.7
Financials	12.0
Consumer Staples	6.5
Materials	2.5
Real Estate	1.4
Warrants	-
Other Short Term Investments	7.5
Securities Lending Collateral	3.1
Total Investments	100.0%

JNL/Oppenheimer Global Growth Fund

Composition as of June 30, 2019:
Information Technology	22.7%
Industrials	15.3
Health Care	14.6
Consumer Discretionary	13.6
Financials	13.5
Communication Services	11.7
Consumer Staples	4.3
Real Estate	2.2
Energy	0.8
Other Short Term Investments	1.1
Securities Lending Collateral	0.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL/PIMCO Income Fund

Composition as of June 30, 2019:
Financials	29.1%
Energy	12.4
Consumer Discretionary	10.3
Communication Services	8.2
Investment Companies	6.1
Materials	5.3
Industrials	4.0
Health Care	3.9
Utilities	2.5
Information Technology	2.0
Real Estate	0.4
Warrants	0.3
Other Equity Interests	-
Rights	-
Other Short Term Investments	15.5
Net Long (Short) Investments	100.0%

JNL/PIMCO Real Return Fund

Composition as of June 30, 2019:
Financials	18.0%
Health Care	10.7
Information Technology	9.7
U.S. Government Agency MBS	8.8
Government Securities	7.3
Communication Services	7.1
Energy	6.1
Industrials	6.0
Utilities	4.5
Consumer Staples	4.2
Non-U.S. Government Agency ABS	4.0
Consumer Discretionary	3.9
Materials	2.7
Real Estate	2.4
Other Short Term Investments	3.7
Securities Lending Collateral	0.9
Net Long (Short) Investments	100.0%

JNL/PPM America Floating Rate Income Fund

Composition as of June 30, 2019:
Consumer Discretionary	21.0%
Information Technology	13.1
Industrials	11.7
Health Care	11.3
Financials	10.9
Materials	9.6
Communication Services	7.2
Consumer Staples	5.1
Energy	2.8
Utilities	1.4
Real Estate	1.1
Non-U.S. Government Agency ABS	0.7
Warrants	-
Other Equity Interests	-
Other Short Term Investments	4.1
Total Investments	100.0%

JNL/PPM America High Yield Bond Fund

Composition as of June 30, 2019:
Communication Services	16.8%
Consumer Discretionary	13.7
Financials	11.9
Energy	11.6
Health Care	11.4
Industrials	6.2
Materials	6.0
Consumer Staples	3.6
Investment Companies	2.8
Information Technology	2.7
Utilities	1.7
Real Estate	1.4
Non-U.S. Government Agency ABS	0.5
Investment Companies	0.1
Warrants	0.1
Other Equity Interests	-
Securities Lending Collateral	6.2
Other Short Term Investments	3.3
Total Investments	100.0%

JNL/PPM America Mid Cap Value Fund

Composition as of June 30, 2019:
Financials	23.8%
Consumer Discretionary	14.6
Industrials	12.0
Information Technology	11.6
Materials	8.6
Health Care	6.8
Utilities	6.2
Energy	5.5
Consumer Staples	4.6
Communication Services	4.3
Real Estate	1.9
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/PPM America Small Cap Value Fund

Composition as of June 30, 2019:
Financials	20.0%
Industrials	17.9
Information Technology	16.3
Consumer Discretionary	14.4
Energy	7.6
Health Care	6.5
Materials	5.1
Consumer Staples	3.3
Real Estate	3.0
Communication Services	2.5
Utilities	2.4
Securities Lending Collateral	1.0
Other Short Term Investments	-
Total Investments	100.0%

JNL/PPM America Total Return Fund

Composition as of June 30, 2019:
Government Securities	20.8%
U.S. Government Agency MBS	19.7
Financials	13.9
Non-U.S. Government Agency ABS	12.8
Energy	4.7
Utilities	4.3
Communication Services	3.5
Health Care	3.5
Consumer Staples	3.0
Materials	2.7
Industrials	2.6
Consumer Discretionary	1.5
Information Technology	1.4
Real Estate	0.8
Other Short Term Investments	4.4
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/PPM America Value Equity Fund

Composition as of June 30, 2019:
Financials	24.2%
Health Care	15.7
Information Technology	14.3
Consumer Discretionary	9.5
Industrials	8.8
Energy	8.6
Communication Services	7.3
Consumer Staples	4.8
Utilities	3.3
Materials	3.1
Other Short Term Investments	0.4
Total Investments	100.0%

JNL/RAFI Fundamental Asia Developed Fund

Composition as of June 30, 2019:
Financials	19.0%
Industrials	17.5
Consumer Discretionary	16.3
Materials	9.3
Information Technology	7.5
Consumer Staples	6.4
Real Estate	6.1
Communication Services	5.0
Health Care	3.6
Utilities	3.4
Energy	2.5
Investment Companies	1.9
Other Short Term Investments	1.5
Securities Lending Collateral	-
Total Investments	100.0%

JNL/RAFI Fundamental Europe Fund

Composition as of June 30, 2019:
Financials	23.4%
Energy	12.4
Industrials	10.8
Consumer Staples	10.5
Consumer Discretionary	9.6
Materials	8.5
Health Care	8.1
Utilities	6.4
Communication Services	6.2
Information Technology	2.6
Real Estate	0.8
Other Short Term Investments	0.7
Total Investments	100.0%

JNL/RAFI Fundamental U.S. Small Cap Fund

Composition as of June 30, 2019:
Industrials	17.2%
Real Estate	13.3
Consumer Discretionary	12.6
Financials	11.9
Information Technology	11.7
Materials	7.4
Health Care	6.2
Utilities	3.9
Communication Services	3.8
Energy	3.5
Consumer Staples	3.2
Other Short Term Investments	3.3
Securities Lending Collateral	2.0
Total Investments	100.0%

JNL/RAFI Multi-Factor U.S. Equity Fund

Composition as of June 30, 2019:
Consumer Staples	14.1%
Information Technology	13.9
Consumer Discretionary	13.6
Health Care	11.1
Industrials	9.9
Financials	7.6
Communication Services	6.9
Energy	6.1
Real Estate	6.0
Materials	2.8
Utilities	2.6
Other Short Term Investments	5.1
Securities Lending Collateral	0.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

JNL/S&P Competitive Advantage Fund

Composition as of June 30, 2019:
Information Technology	35.9%
Consumer Discretionary	28.0
Industrials	21.0
Consumer Staples	5.9
Health Care	5.4
Securities Lending Collateral	3.5
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/S&P Dividend Income & Growth Fund

Composition as of June 30, 2019:
Communication Services	9.9%
Real Estate	9.4
Utilities	9.3
Materials	9.2
Information Technology	9.1
Industrials	8.9
Energy	8.8
Consumer Staples	8.8
Financials	8.6
Health Care	7.7
Consumer Discretionary	7.1
Securities Lending Collateral	2.9
Other Short Term Investments	0.3
Total Investments	100.0%

JNL/S&P International 5 Fund

Composition as of June 30, 2019:
Financials	19.3%
Materials	14.8
Industrials	14.0
Consumer Discretionary	13.3
Communication Services	6.8
Consumer Staples	6.4
Real Estate	5.1
Energy	4.5
Utilities	4.0
Health Care	3.8
Information Technology	3.7
Rights	0.1
Securities Lending Collateral	3.3
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/S&P Intrinsic Value Fund

Composition as of June 30, 2019:
Consumer Discretionary	26.8%
Information Technology	25.4
Health Care	17.4
Consumer Staples	6.9
Communication Services	6.7
Materials	4.9
Industrials	4.1
Real Estate	3.8
Energy	2.7
Utilities	1.1
Other Short Term Investments	0.2
Securities Lending Collateral	-
Total Investments	100.0%

JNL/S&P Mid 3 Fund

Composition as of June 30, 2019:
Consumer Discretionary	28.7%
Industrials	15.0
Information Technology	13.4
Materials	12.4
Financials	9.9
Real Estate	6.4
Communication Services	4.1
Consumer Staples	3.5
Health Care	2.3
Energy	2.2
Securities Lending Collateral	2.0
Other Short Term Investments	0.1
Total Investments	100.0%

JNL/S&P Total Yield Fund

Composition as of June 30, 2019:
Information Technology	30.9%
Consumer Discretionary	20.1
Financials	15.7
Industrials	10.5
Health Care	7.2
Materials	4.9
Communication Services	4.7
Real Estate	3.7
Consumer Staples	1.9
Securities Lending Collateral	0.4
Other Short Term Investments	-
Total Investments	100.0%

JNL/Scout Unconstrained Bond Fund

Composition as of June 30, 2019:
Government Securities	25.7%
U.S. Government Agency MBS	17.6
Financials	14.1
Non-U.S. Government Agency ABS	13.6
Health Care	3.9
Materials	0.6
Energy	0.5
Information Technology	0.4
Other Short Term Investments	23.6
Total Investments	100.0%

JNL/T. Rowe Price Established Growth Fund

Composition as of June 30, 2019:
Information Technology	28.4%
Consumer Discretionary	22.0
Communication Services	18.4
Health Care	12.8
Industrials	9.9
Financials	3.4
Utilities	1.9
Materials	0.9
Consumer Staples	0.7
Real Estate	0.5
Energy	0.4
Securities Lending Collateral	0.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/T. Rowe Price Managed Volatility Balanced Fund

Composition as of June 30, 2019:
Financials	13.1%
Information Technology	10.7
Health Care	9.3
U.S. Government Agency MBS	8.5
Consumer Discretionary	7.7
Government Securities	6.9
Industrials	6.4
Communication Services	6.4
Consumer Staples	3.8
Materials	3.3
Energy	3.1
Utilities	2.9
Non-U.S. Government Agency ABS	2.6
Real Estate	2.2
Investment Companies	0.1
Investment Companies	-
Other Short Term Investments	12.6
Securities Lending Collateral	0.4
Total Investments	100.0%

JNL/T. Rowe Price Mid-Cap Growth Fund

Composition as of June 30, 2019:
Information Technology	20.2%
Health Care	18.8
Industrials	17.5
Consumer Discretionary	14.2
Financials	7.9
Materials	6.5
Energy	2.8
Consumer Staples	2.5
Utilities	1.8
Communication Services	1.5
Real Estate	0.3
Other Short Term Investments	6.0
Securities Lending Collateral	-
Total Investments	100.0%

JNL/T. Rowe Price Short-Term Bond Fund

Composition as of June 30, 2019:
Non-U.S. Government Agency ABS	26.0%
Financials	22.1
Government Securities	15.8
U.S. Government Agency MBS	7.6
Health Care	5.5
Industrials	3.8
Energy	3.2
Utilities	3.2
Materials	2.8
Information Technology	2.6
Communication Services	2.5
Consumer Staples	2.2
Consumer Discretionary	1.8
Real Estate	0.7
Securities Lending Collateral	0.2
Other Short Term Investments	-
Total Investments	100.0%

JNL/T. Rowe Price Value Fund

Composition as of June 30, 2019:
Health Care	17.3%
Financials	17.0
Information Technology	16.9
Utilities	10.7
Industrials	9.1
Consumer Staples	6.5
Energy	6.4
Materials	4.6
Real Estate	3.9
Communication Services	3.5
Consumer Discretionary	3.2
Other Short Term Investments	0.9
Total Investments	100.0%

JNL/Vanguard Growth ETF Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	47.8%
International Equity	17.7
Domestic Fixed Income	16.5
Emerging Markets Equity	11.3
Alternative	4.0
Emerging Markets Fixed Income	2.5
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Vanguard Moderate ETF Allocation Fund

Composition as of June 30, 2019:
Domestic Fixed Income	48.4%
Domestic Equity	22.1
International Equity	10.0
Emerging Markets Fixed Income	7.4
Emerging Markets Equity	4.6
Alternative	1.9
Securities Lending Collateral	5.2

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited) Schedules of Investments June 30, 2019

Other Short Term Investments	0.4
Total Investments	100.0%

JNL/Vanguard Moderate Growth ETF Allocation Fund

Composition as of June 30, 2019:
Domestic Equity	35.7%
Domestic Fixed Income	32.7
International Equity	13.4
Emerging Markets Equity	7.7
Emerging Markets Fixed Income	5.2
Alternative	2.9
Securities Lending Collateral	2.2
Other Short Term Investments	0.2
Total Investments	100.0%

JNL/Westchester Capital Event Driven Fund

Composition as of June 30, 2019:
Financials	29.1%
Energy	12.4
Consumer Discretionary	10.3
Communication Services	8.2
Investment Companies	6.1
Materials	5.3
Industrials	4.0
Health Care	3.9
Utilities	2.5
Information Technology	2.0
Real Estate	0.4
Warrants	0.3
Other Equity Interests	-
Rights	-
Other Short Term Investments	15.5
Net Long (Short) Investments	100.0%

JNL/WMC Balanced Fund

Composition as of June 30, 2019:
Financials	18.0%
Health Care	10.7
Information Technology	9.7
U.S. Government Agency MBS	8.8
Government Securities	7.3
Communication Services	7.1
Energy	6.1
Industrials	6.0
Utilities	4.5
Consumer Staples	4.2
Non-U.S. Government Agency ABS	4.0
Consumer Discretionary	3.9
Materials	2.7
Real Estate	2.4
Other Short Term Investments	3.7
Securities Lending Collateral	0.9
Net Long (Short) Investments	100.0%

JNL/WMC Government Money Market Fund

Composition as of June 30, 2019:
Government Securities	42.1%
Other Short Term Investments	57.9
Total Investments	100.0%

JNL/WMC Value Fund

Composition as of June 30, 2019:
Financials	22.8%
Health Care	18.6
Information Technology	11.5
Industrials	9.7
Energy	8.4
Communication Services	5.2
Consumer Staples	5.2
Utilities	4.9
Consumer Discretionary	4.6
Materials	4.6
Real Estate	3.3
Other Short Term Investments	1.2
Total Investments	100.0%

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund *
COMMON STOCKS 41.5%
Financials 7.3%
American International Group, Inc. (a)	95	5,073
Bank of America Corporation (a)	95	2,766
Bank Pekao SA	49	1,461
Citigroup Inc. (a)	57	4,003
Oaktree Capital Group LLC - Class A	119	5,903
Public Joint-stock Company Sberbank Of Russia - ADR	106	1,624
SunTrust Banks Inc.	94	5,883
Wells Fargo & Co.	42	2,004
Other Securities		57,926
		86,643
Consumer Discretionary 7.0%
Alibaba Group Holding Limited - ADS (b)	125	21,098
Amazon.com, Inc. (a) (b)	8	14,884
Las Vegas Sands Corp.	71	4,182
Naspers - Class N - ADR (c)	11	542
Naspers Ltd. - Class N	28	6,709
Under Armour Inc. - Class A (a) (b)	294	7,441
Yum China Holdings, Inc. (a)	183	8,464
Other Securities		20,785
		84,105
Information Technology 6.9%
First Data Corporation - Class A (a) (b)	463	12,541
Oracle Corporation	246	14,012
Red Hat Inc. (b)	66	12,312
Worldpay Inc. - Class A (b)	51	6,234
Other Securities		36,958
		82,057
Communication Services 4.4%
Alphabet Inc. - Class A (a) (b)	7	8,193
Alphabet Inc. - Class C (b)	6	6,906
Charter Communications, Inc. - Class A (b)	7	2,637
Facebook, Inc. - Class A (a) (b)	76	14,700
Zayo Group Holdings, Inc. (b)	156	5,132
Other Securities		15,560
		53,128
Health Care 4.3%
Alcon AG (a) (b)	15	944
Celgene Corp. (a) (b)	61	5,596
Cerner Corp. (a)	112	8,194
Novartis AG - ADR	76	6,977
Novo Nordisk A/S - ADR	146	7,449
Regeneron Pharmaceuticals, Inc. (a) (b)	24	7,357
Other Securities		15,399
		51,916
Consumer Staples 3.6%
American Beverage Co Ambev	598	2,787
American Beverage Co Ambev - ADR	773	3,608
Anheuser-Busch InBev - ADR (a) (c)	45	4,025
Coca-Cola Co. (a)	111	5,673
Danone - ADR	390	6,608
Monster Beverage 1990 Corporation (a) (b)	104	6,627
Procter & Gamble Co. (a)	42	4,656
Other Securities		8,767
		42,751
Industrials 2.7%
Arconic Inc. (a)	169	4,356
Expeditors International of Washington Inc. (a)	85	6,478
L3 Technologies Inc.	29	7,197
Other Securities		14,234
		32,265
Energy 2.7%
Anadarko Petroleum Corporation (a)	164	11,557
Public Joint Stock Company Gazprom Neft	138	879
Schlumberger Ltd. (a)	100	3,978
Other Securities		15,685
		32,099
	Shares/Par[1]	Value ($)
Materials 1.2%
Other Securities		13,990
Real Estate 1.0%
Other Securities		11,957
Utilities 0.4%
Other Securities		5,318
Total Common Stocks (cost $463,599)		496,229
CORPORATE BONDS AND NOTES 21.0%
Financials 4.9%
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 07/29/19) (d) (e)	1,540	1,297
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (e)	200	189
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (e)	400	418
6.10%, (callable at 100 beginning 03/17/25) (e)	50	54
6.25%, (callable at 100 beginning 09/05/24) (e)	150	162
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (e)	2,030	2,118
4.60%, 03/09/26	210	227
4.45%, 09/29/27	200	215
8.13%, 07/15/39	101	161
JPMorgan Chase & Co.
4.20%, 07/23/29	60	66
Petrobras Global Finance B.V.
6.00%, 01/27/28	50	53
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (e)	1,670	1,886
6.57%, 01/14/22 (f)	350	372
7.30%, 04/02/34 (f) (g)	1,088	1,149
Virgin Media Receivables Financing Notes I Designated Activity Company
5.50%, 09/15/24, GBP	657	860
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	207
VTR GlobalCom S.p.A.
6.88%, 01/15/24	200	207
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 08/12/19) (d) (e)	2,105	2,108
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (e)	101	110
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	162
4.65%, 11/04/44	120	133
4.40%, 06/14/46	180	195
4.75%, 12/07/46	50	57
Other Securities		45,680
		58,149
Health Care 3.3%
Other Securities		40,139
Communication Services 2.9%
CCO Holdings, LLC
5.75%, 02/15/26 (f)	10	11
5.13%, 05/01/27 (f)	50	52
5.38%, 06/01/29 (f)	1,360	1,404
Charter Communications Operating, LLC
4.20%, 03/15/28	220	228
5.05%, 03/30/29	110	121
5.38%, 04/01/38	90	97
6.83%, 10/23/55	230	271
Myriad International Holdings B.V.
4.85%, 07/06/27 (f)	350	375
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (f)	2,695	2,783
UPC Holding B.V.
3.88%, 06/15/29, EUR	945	1,128
Zayo Group, LLC
5.75%, 01/15/27 (f)	359	366
Other Securities		27,608
		34,444

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Information Technology 2.8%
First Data Corporation
5.75%, 01/15/24 (f)	899	925
Other Securities		33,105
		34,030
Consumer Discretionary 1.7%
Amazon.com, Inc.
4.95%, 12/05/44	40	50
4.05%, 08/22/47	510	576
4.25%, 08/22/57	630	725
Sands China Ltd.
5.13%, 08/08/25 (h)	200	216
Other Securities		18,533
		20,100
Materials 1.2%
Rmi Titanium Company, LLC
1.63%, 10/15/19 (a) (g)	993	1,003
Other Securities		13,505
		14,508
Energy 1.2%
Anadarko Petroleum Corporation
5.55%, 03/15/26	20	22
6.20%, 03/15/40	90	109
4.50%, 07/15/44	100	102
6.60%, 03/15/46	140	182
Kerr-McGee Corporation
6.95%, 07/01/24	120	141
Petrobras Global Finance B.V.
6.90%, 03/19/49	200	213
Petroleos Mexicanos
6.38%, 01/23/45	390	335
Schlumberger Holdings Corporation
4.00%, 12/21/25 (f)	180	190
Other Securities		12,957
		14,251
Industrials 1.1%
Other Securities		12,808
Real Estate 0.8%
Starwood Waypoint Homes
3.00%, 10/01/19 (g)	2,923	4,254
Other Securities		5,568
		9,822
Consumer Staples 0.7%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	550	670
5.80%, 01/23/59	40	50
Other Securities		7,160
		7,880
Utilities 0.4%
Other Securities		5,157
Total Corporate Bonds And Notes (cost $242,251)		251,288
GOVERNMENT AND AGENCY OBLIGATIONS 9.1%
Sovereign 3.7%
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34, MXN	3,040	159
7.75%, 11/13/42, MXN	112,040	5,789
8.00%, 11/07/47, MXN	26,470	1,402
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	4,140	66
7.75%, 09/16/26, RUB	20,050	325
7.95%, 10/07/26, RUB	20,060	329
8.15%, 02/03/27, RUB	152,933	2,547
7.05%, 01/19/28, RUB	190,570	2,975
6.90%, 05/23/29, RUB	125,480	1,932
7.65%, 04/10/30, RUB	26,080	422
7.70%, 03/23/33, RUB	64,530	1,046
7.25%, 05/10/34, RUB	80,240	1,250
7.70%, 03/16/39, RUB	25,450	413
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	4,870	1,338
10.00%, 01/01/23, BRL	4,712	1,351
	Shares/Par[1]	Value ($)
4.25%, 01/07/25	210	221
10.00%, 01/01/27, BRL	176	53
5.00%, 01/27/45	1,850	1,825
South Africa, Parliament of
10.50%, 12/21/26, ZAR	11,090	889
4.30%, 10/12/28	670	654
7.00%, 02/28/31, ZAR	15,470	933
6.25%, 03/31/36, ZAR	38,396	1,976
6.50%, 02/28/41, ZAR	1,860	93
The Republic of Indonesia, The Government of
7.00%, 05/15/22, IDR	1,388,000	99
8.38%, 09/15/26, IDR	329,000	25
7.00%, 05/15/27, IDR	22,991,000	1,602
9.00%, 03/15/29, IDR	10,524,000	821
8.25%, 05/15/29, IDR	31,137,000	2,334
8.38%, 03/15/34, IDR	25,775,000	1,939
4.35%, 01/11/48	330	340
Other Securities		9,571
		44,719
Collateralized Mortgage Obligations 2.6%
Federal Home Loan Mortgage Corporation
Series 2017-B1-DNA2, REMIC, 7.55%, (1M USD LIBOR + 5.15%), 10/25/29 (d)	680	751
Series SW-4170, REMIC, 1.66%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (d)	2,418	2,342
Series MS-4096, REMIC, 1.15%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (d)	1,229	1,054
Interest Only, Series S7-286, 3.71%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (d)	7,195	1,189
Series SJ-4141, REMIC, 1.07%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (d)	1,298	1,114
Series ST-4666, REMIC, 2.65%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (d)	1,680	1,618
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 7.40%, (1M USD LIBOR + 5.00%), 07/25/25 (d)	112	120
Series 2017-1B1-C01, 8.15%, (1M USD LIBOR + 5.75%), 01/25/27 (d)	270	320
Series 2016-1M2-C04, 6.65%, (1M USD LIBOR + 4.25%), 01/25/29 (d)	260	279
Series 2017-1M2-C07, REMIC, 4.80%, (1M USD LIBOR + 2.40%), 05/28/30 (d)	380	385
Series 2012-GS-125, REMIC, 1.23%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (d)	3,677	3,111
Series 2012-US-137, REMIC, 2.42%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (d)	4,332	3,966
Series 2013-CS-15, REMIC, 2.48%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (d)	447	410
Series 2013-NS-26, REMIC, 2.42%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (d)	1,428	1,284
Series 2013-CS-59, REMIC, 1.51%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (d)	3,153	2,567
Series 2015-HZ-23, 3.00%, 04/25/45	284	288
Interest Only, Series 2018-SA-54, REMIC, 3.85%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (d)	6,930	1,194
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 1.09%, 01/20/42 (d)	13,064	542
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,955	2,855
Interest Only, Series 2018-SD-91, REMIC, 3.82%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (d)	7,079	941
Interest Only, Series 2018-SA-111, 2.17%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (d)	12,455	1,033
Interest Only, Series 2018-SH-105, REMIC, 3.87%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (d)	6,292	832
Interest Only, Series 2018-SK-124, REMIC, 3.82%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (d)	7,040	1,003
Interest Only, Series 2018-SW-164, REMIC, 3.72%, (6.10% - (1M USD LIBOR * 1)), 12/20/48 (d)	9,546	1,331
		30,529

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 1.4%
U.S. Treasury Bond
4.38%, 05/15/40	2,140	2,848
4.25%, 11/15/40	670	878
3.00%, 08/15/48	2,260	2,474
2.88%, 05/15/49	920	985
U.S. Treasury Note
0.75%, 08/15/19	5,000	4,991
1.75%, 06/30/24 (i)	1,980	1,978
1.88%, 06/30/26 (i)	2,150	2,150
		16,304
Treasury Inflation Indexed Securities 0.7%
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (j)	551	641
U.S. Treasury Inflation Indexed Note
0.75%, 02/15/45 (k)	619	612
1.00%, 02/15/46 (k)	669	701
1.00%, 02/15/49 (k)	5,230	5,531
Other Securities		1,376
		8,861
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
REMIC, 1.26%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (d)	908	790
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,591
3.40%, 03/01/30	1,500	1,602
3.24%, 01/01/33	1,231	1,295
		5,278
Municipal 0.3%
Other Securities		3,513
Total Government And Agency Obligations (cost $104,142)		109,204
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.0%
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 3.08%, 07/28/27 (d) (f)	1,066	941
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	3,706	2,866
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2011-E-C3, REMIC, 5.85%, 03/17/21 (d) (f)	334	320
Series 2019-C-UES, 4.34%, 05/07/24 (f)	83	88
Series 2019-F-UES, 4.60%, 05/07/24 (d) (f)	104	103
Series 2019-G-UES, 4.60%, 05/07/24 (d) (l) (m)	165	157
Series 2019-D-UES, 4.60%, 05/07/24 (d) (f)	85	89
Series 2019-E-UES, 4.60%, 05/07/24 (d) (f)	99	102
Series 2019-F-MFP, 0.00%, (1M USD LIBOR + 3.00%), 07/15/24 (d) (l) (m)	582	582
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (d) (f)	1,650	1,676
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (l) (m)	650	540
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (f) (n)	2,825	2,846
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (d) (f)	2,172	2,185
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (d) (f)	845	850
SLIDE
Series 2018-F-FUN, 5.39%, (1M USD LIBOR + 3.00%), 06/15/21 (d) (f)	1,225	1,235
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26 (f)	616	648
Series 2018-M5-2, 6.36%, 06/25/26 (f)	231	241
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (f)	795	811
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (f)	331	338
Series 2018-M6-2, 7.05%, 08/25/27 (f)	1,001	1,040
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (f)	966	966
	Shares/Par[1]	Value ($)
VOLT LXIX LLC
Series 2018-A1B-NPL5, 4.70%, 08/25/21 (f) (n)	4,000	4,020
VOLT LXV LLC
Series 2018-A1-NPL1, 3.75%, 04/26/21 (f) (n)	570	572
Other Securities		83,744
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,874)		106,960
SENIOR LOAN INTERESTS 3.1%
Consumer Discretionary 0.8%
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (d)	1,003	1,001
Other Securities		8,364
		9,365
Communication Services 0.6%
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (d)	45	45
Zayo Group, LLC
2017 Term Loan B1, 4.44%, (3M LIBOR + 2.00%), 01/19/21 (d)	1,104	1,103
Other Securities		6,132
		7,280
Information Technology 0.4%
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 (d)	1,276	1,275
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (d)	117	116
Other Securities		2,944
		4,335
Financials 0.4%
Other Securities		4,320
Health Care 0.3%
Other Securities		4,277
Energy 0.2%
Other Securities		2,842
Industrials 0.1%
Other Securities		1,490
Consumer Staples 0.1%
Other Securities		1,243
Materials 0.1%
Other Securities		1,133
Real Estate 0.1%
Other Securities		961
Utilities 0.0%
Other Securities		15
Total Senior Loan Interests (cost $37,802)		37,261
INVESTMENT COMPANIES 1.8%
Altaba Inc (b)	308	21,345
Total Investment Companies (cost $18,088)		21,345
PREFERRED STOCKS 0.5%
Information Technology 0.3%
Other Securities		3,718
Real Estate 0.1%
Other Securities		1,367
Consumer Discretionary 0.1%
Other Securities		883
Health Care 0.0%
Other Securities		300
Financials 0.0%
Other Securities		—
Total Preferred Stocks (cost $6,328)		6,268
WARRANTS 0.1%
Other Securities		535
Total Warrants (cost $588)		535

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Other Securities		68
Total Rights (cost $95)		68
OTHER EQUITY INTERESTS 0.0%
Other Securities		30
Total Other Equity Interests (cost $0)		30
SHORT TERM INVESTMENTS 24.2%
Investment Companies 24.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	287,125	287,125
Treasury Securities 0.1%
Presidencia De La Nacion
58.92%, 07/31/20, ARS (q)	21,645	500
The Arab Republic of Egypt
16.28%, 12/03/19, EGP (q)	5,150	287
15.56%, 03/10/20, EGP (q)	5,150	275
14.83%, 05/26/20, EGP (q)	2,075	107
		1,169
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	1,037	1,037
Total Short Term Investments (cost $289,293)		289,331
Total Investments 110.3% (cost $1,269,060)		1,318,519
Total Securities Sold Short (17.5)% (proceeds $200,608)		(208,614)
Total Purchased Options 0.1% (cost $705)		608
Other Derivative Instruments (0.0)%		(332)
Other Assets and Liabilities, Net 7.1%		85,073
Total Net Assets 100.0%		1,195,254

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security was on loan.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $173,523 and 14.5%, respectively.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $4,404.

(j) Treasury inflation indexed note, par amount is not adjusted for inflation.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(m) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(n) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(q) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.5%)
COMMON STOCKS (15.7%)
Consumer Discretionary (4.8%)
Alibaba Group Holding Limited - ADS	(66)	(11,161)
AutoZone, Inc.	(2)	(2,085)
Best Buy Co., Inc.	(114)	(7,941)
Burlington Stores Inc.	(64)	(10,824)
Chegg Inc.	(37)	(1,409)
Eldorado Resorts, Inc.	(22)	(999)
GameStop Corp. - Class A	(369)	(2,019)
Home Depot Inc.	(26)	(5,334)
Marriott Vacations Worldwide Corporation	(4)	(392)
Oriental Land Co. Ltd.	(28)	(3,448)
RH	(34)	(3,911)
Six Flags Operations Inc.	(101)	(4,997)
Vail Resorts, Inc.	(12)	(2,634)
Wayfair Inc. - Class A	(2)	(345)
		(57,499)
Information Technology (4.8%)
Altair Engineering Inc. - Class A	(18)	(723)
Apple Inc.	(25)	(5,000)
Benefitfocus.Com, Inc.	(14)	(372)
Carbonite Inc.	(24)	(619)
Coupa Software Incorporated	(2)	(258)
CSG Systems International Inc.	(8)	(394)
Enphase Energy, Inc.	(26)	(476)
Fidelity National Information Services, Inc.	(47)	(5,796)
Fiserv Inc.	(136)	(12,406)
Global Payments Inc.	—	(44)
II-VI Inc.	(15)	(560)
INPHI Corporation	(13)	(634)
KBR, Inc.	(29)	(735)
Knowles Corporation	(66)	(1,202)
Microchip Technology Inc.	(14)	(1,190)
Micron Technology Inc.	(131)	(5,039)
	Shares/Par[1]	Value ($)
NetApp, Inc.	(96)	(5,941)
Nuance Communications, Inc.	(22)	(358)
Nutanix, Inc. - Class A	(5)	(133)
NXP Semiconductors N.V.	(3)	(323)
Okta Inc. - Class A	(14)	(1,716)
OSI Systems Inc.	(7)	(833)
Palo Alto Networks Inc.	(2)	(431)
PAR Technology Corp.	(13)	(359)
Perficient, Inc.	(24)	(839)
Pluralsight, Inc. - Class A	(29)	(881)
PROS Holdings, Inc.	(31)	(1,987)
Q2 Holdings, Inc.	(1)	(50)
Rapid7 Inc.	(25)	(1,453)
Seagate Technology Public Limited Company	(115)	(5,440)
Silicon Laboratories Inc.	(5)	(559)
Synaptics Incorporated	(2)	(73)
Vishay Intertechnology Inc.	(13)	(218)
		(57,042)
Industrials (1.5%)
Air Transport Services Group, Inc.	(20)	(482)
American Airlines Group Inc.	(91)	(2,971)
Atlas Air Worldwide Holdings, Inc.	(10)	(437)
Delta Air Lines Inc.	(85)	(4,836)
FTI Consulting Inc.	(7)	(565)
Harris Corp.	(38)	(7,219)
Kaman Corp.	(2)	(115)
Team Inc.	(46)	(701)
WW Grainger Inc.	(1)	(167)
		(17,493)
Health Care (1.4%)
AbbVie Inc.	(4)	(316)
Alder BioPharmaceuticals, Inc.	(19)	(221)
Allscripts Healthcare Solutions, Inc.	(33)	(381)
Aphria Inc.	(81)	(570)
Aurora Cannabis Inc.	(171)	(1,338)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bristol-Myers Squibb Co.	(61)	(2,745)
Canopy Growth Corporation	(29)	(1,155)
Centene Corporation	(13)	(660)
Conmed Corp.	(3)	(244)
Evolent Health, Inc. - Class A	(19)	(155)
Herbalife Nutrition Ltd.	(12)	(498)
Innoviva, Inc.	(42)	(604)
Intercept Pharmaceuticals, Inc.	(11)	(896)
Ionis Pharmaceuticals Inc.	(24)	(1,564)
Jazz Pharmaceuticals Public Limited Company	(3)	(357)
Karyopharm Therapeutics Inc.	(38)	(227)
Ligand Pharmaceuticals Incorporated	(2)	(255)
Medicines Co.	(17)	(606)
Neurocrine Biosciences, Inc.	(13)	(1,060)
Pacira Biosciences, Inc.	(13)	(554)
PDL BioPharma, Inc.	(298)	(937)
Retrophin Inc.	(20)	(407)
Tabula Rasa HealthCare Inc.	(14)	(706)
		(16,456)
Financials (1.1%)
BB&T Corporation	(121)	(5,955)
Brookfield Asset Management Inc. - Class A	(64)	(3,064)
Cowen Inc. - Class A	(52)	(890)
Element Fleet Management Corp.	(41)	(297)
Encore Capital Group Inc.	(24)	(824)
EzCorp Inc. - Class A	(54)	(507)
Hope Bancorp, Inc.	(8)	(114)
Qudian Inc. - Class A-ADS	(63)	(473)
The PRA Group, Inc.	(20)	(561)
		(12,685)
Communication Services (0.8%)
AT&T Inc.	(13)	(419)
Boingo Wireless, Inc.	(9)	(154)
Discovery, Inc. - Class A	(11)	(341)
Fox Corporation - Class A	(23)	(857)
IAC/InterActiveCorp	(1)	(325)
Liberty Latin America Ltd. - Class C	(17)	(296)
Live Nation Inc.	(19)	(1,241)
SEA, Ltd. - ADR	(59)	(1,958)
Tencent Holdings Limited	(8)	(361)
T-Mobile US Inc.	(23)	(1,684)
Twitter, Inc.	(6)	(211)
YY, Inc. - Class A-ADS	(7)	(471)
Zillow Group, Inc. - Class C	(14)	(656)
Zynga Inc. - Class A	(49)	(298)
		(9,272)
Real Estate (0.7%)
Brookfield Property Partners L.P.	(25)	(470)
Innovative Industrial Properties, Inc.	(18)	(2,222)
Invitation Homes Inc.	(202)	(5,387)
Pennsylvania REIT	(5)	(34)
Redfin Corporation	(19)	(333)
Redwood Trust Inc.	(25)	(412)
		(8,858)
	Shares/Par[1]	Value ($)
Utilities (0.3%)
NRG Energy Inc.	(16)	(555)
UGI Corp.	(49)	(2,627)
		(3,182)
Energy (0.2%)
Fugro N.V. - CVA	(6)	(53)
Green Plains Renewable Energy Inc.	(43)	(460)
Occidental Petroleum Corp.	(43)	(2,172)
Ship Finance International Limited	(23)	(282)
Teekay Shipping (Canada) Ltd.	(31)	(105)
		(3,072)
Materials (0.1%)
Cleveland-Cliffs Inc.	(104)	(1,114)
First Majestic Silver Corp.	(35)	(280)
SSR Mining Inc.	(17)	(231)
SunCoke Energy, Inc.	—	(3)
		(1,628)
Total Common Stocks (proceeds $179,474)		(187,187)
INVESTMENT COMPANIES (1.7%)
iShares 7-10 Year Treasury Bond Fund ETF	(42)	(4,566)
SPDR S&P 500 ETF	(41)	(11,969)
SPDR S&P Regional Banking ETF	(63)	(3,376)
Utilities Select Sector SPDR Fund	(9)	(558)
Total Investment Companies (proceeds $20,222)		(20,469)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(607)
Total Preferred Stocks (proceeds $562)		(607)
CORPORATE BONDS AND NOTES (0.0%)
Communication Services (0.0%)
Gray Television, Inc.
5.13%, 10/15/24	(133)	(136)
5.88%, 07/15/26	(64)	(67)
		(203)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(107)	(105)
Total Corporate Bonds And Notes (proceeds $306)		(308)
RIGHTS (0.0%)
Celgene Corporation (b) (c)	(20)	(43)
Total Rights (proceeds $44)		(43)
Total Securities Sold Short (17.5%) (proceeds $200,608)		(208,614)

(a) Convertible security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Summary of Investments by Country^	Total Long Term Investments
United States of America	71.4%
China	3.5
South Africa	1.7
Switzerland	1.7
Brazil	1.7
United Kingdom	1.7
Mexico	1.6
Russian Federation	1.4
Canada	1.3
France	1.2
Netherlands	1.1
Cayman Islands	0.9
Denmark	0.8
South Korea	0.8
Belgium	0.7
Indonesia	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
Singapore	0.6
India	0.6
Germany	0.6
Italy	0.6
Hong Kong	0.5
Luxembourg	0.4
Argentina	0.4
Poland	0.4
United Arab Emirates	0.4
Puerto Rico	0.3
Macau	0.3
Turkey	0.3
Colombia	0.3
Iran	0.2
Japan	0.2
Chile	0.2
Spain	0.2
Ireland	0.2
Portugal	0.1
Norway	0.1
Hungary	0.1
Thailand	0.1
Australia	0.1
Ghana	0.1
Bermuda	0.1
Egypt	0.1
Ecuador	0.1
Sweden	0.1
Philippines	0.1
Zambia	—
Dominican Republic	—
Kuwait	—
Austria	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Canyon Capital CLO Ltd, Series 2014-DR-1A, 8.08%, 01/30/31	08/15/18	700	636	0.1
Carlyle Global Market Strategies CLO Ltd, Series 2014-D-2RA, 7.87%, 05/15/31	08/15/18	991	907	0.1
Chenango Park CLO, Ltd, Series 2018-D-1A, 8.40%, 04/15/30	08/15/18	1,006	945	0.1
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 6.04%, 12/16/19	04/11/19	527	527	—
Clas Limited, Series 2019-E-1A, 0.00%, 04/15/39	06/10/19	1,000	1,000	0.1
Hawaii Hotel Trust, Series 2019-F-MAUI REMIC, 5.39%, 05/17/21	05/17/19	488	489	—
Hospitality Mortgage Trust, Series 2019-G-HIT, 6.29%, 11/15/21	04/11/19	493	495	—
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2019-G-UES, 4.60%, 05/07/24	04/30/19	153	157	—
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2019-F-MFP, 0.00%, 07/15/24	06/28/19	582	582	0.1
JPMBB Commercial Mortgage Securities Trust, Series 2014-E-C23 REMIC, 3.36%, 10/18/24	08/16/18	492	540	0.1
Octagon Investment Partners 16 Ltd, Series 2013-SUB-1A REMIC, 0.00%, 07/17/30	05/24/19	507	506	—
THL Credit Wind River CLO Ltd, Series 2018-E-2A, 8.35%, 07/15/30	08/20/18	500	461	—
		7,439	7,245	0.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Phoenix Guarantor Inc – Term Loan B	30	—
	30	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	572	December 2019		138,968	(23)	1,301
90 Day Eurodollar	9	March 2020		2,198	—	13
90 Day Eurodollar	88	June 2020		21,532	(5)	112
90 Day Eurodollar	56	March 2021		13,666	(3)	120
AUD/USD Spot Rate	5	September 2019		349	1	3
Australia 10 Year Bond	2	September 2019	AUD	288	—	—
CAD/USD Spot Rate	4	September 2019		304	—	2
Canada 10 Year Bond	7	September 2019	CAD	991	—	7
GBP/USD Spot Rate	20	September 2019		1,598	5	(4)
Italy Government BTP Bond	71	September 2019	EUR	9,135	44	451
Italy Short Term Government BTP Bond	19	September 2019	EUR	2,099	2	22
MXN/USD Spot Rate	137	September 2019		3,501	(7)	24
RUB/USD Spot Rate	137	September 2019		5,242	(9)	121
United States 2 Year Note	206	October 2019		44,085	(8)	242
United States 5 Year Note	972	October 2019		113,569	—	1,279
United States Long Bond	846	September 2019		128,480	(108)	3,152
United States Ultra Bond	101	September 2019		17,777	(18)	157
					(129)	7,002
Short Contracts
30 Day Fed Funds Rate	(42)	July 2019		(17,088)	—	—
30 Day Fed Funds Rate	(19)	August 2019		(7,752)	(1)	(3)
30 Day Fed Funds Rate	(53)	January 2020		(21,623)	3	(96)
90 Day Eurodollar	(25)	July 2019		(6,106)	—	(5)
90 Day Eurodollar	(202)	June 2021		(49,497)	10	(215)
EUR/USD Spot Rate	(9)	September 2019		(1,276)	(1)	(12)
Euro Bund	(481)	September 2019	EUR	(81,950)	(66)	(1,278)
Euro Buxl 30 Year Bond	(39)	September 2019	EUR	(7,694)	8	(246)
Euro OAT	(64)	September 2019	EUR	(10,388)	(9)	(184)
Japan 10 Year Bond	(9)	September 2019	JPY	(1,381,043)	(9)	(34)
Long Gilt	(80)	September 2019	GBP	(10,372)	16	(66)
United States 10 Year Note	(915)	September 2019		(115,276)	(23)	(1,816)
United States 10 Year Ultra Bond	(1)	September 2019		(138)	—	—
					(72)	(3,955)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	7.19	(M)	04/13/20	MXN	22,500	—	(7)
28-Day MEXIBOR (M)	Paying	7.11	(M)	04/14/20	MXN	99,300	1	(36)
28-Day MEXIBOR (M)	Paying	7.08	(M)	04/15/20	MXN	58,900	1	(22)
28-Day MEXIBOR (M)	Paying	7.09	(M)	04/15/20	MXN	40,400	—	(15)
28-Day MEXIBOR (M)	Paying	7.44	(M)	05/28/20	MXN	85,700	1	(19)
28-Day MEXIBOR (M)	Paying	7.40	(M)	05/29/20	MXN	41,600	1	(10)
28-Day MEXIBOR (M)	Paying	7.34	(M)	06/01/20	MXN	84,400	1	(23)
28-Day MEXIBOR (M)	Paying	7.34	(M)	03/31/22	MXN	194,160	22	7
3M GBP LIBOR (A)	Receiving	1.39	(A)	10/30/21	GBP	5,885	—	(44)
3M LIBOR (Q)	Receiving	2.30	(S)	04/26/23		14,510	3	(81)
3M LIBOR (Q)	Receiving	2.25	(S)	12/31/25		8,928	11	(263)
3M LIBOR (Q)	Receiving	2.50	(S)	01/31/26		39,040	53	(1,123)
3M LIBOR (Q)	Receiving	2.10	(S)	04/30/26		31,875	41	(558)
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	13	53
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	8	41
3M LIBOR (Q)	Receiving	2.95	(S)	11/15/43		9,695	49	(1,308)
3M LIBOR (Q)	Receiving	3.00	(S)	05/15/44		3,256	17	(500)
3M LIBOR (Q)	Receiving	2.88	(S)	05/15/44		3,700	19	(486)
3M LIBOR (Q)	Receiving	2.75	(S)	08/15/44		1,683	9	(166)
3M LIBOR (Q)	Receiving	3.33	(S)	12/15/44		3,243	1	(640)
3M LIBOR (Q)	Receiving	3.00	(S)	07/19/49		1,469	8	(248)
3M LIBOR (Q)	Paying	1.70	(S)	09/28/19		5,440	—	(10)
3M LIBOR (Q)	Paying	1.67	(S)	06/14/20		1,310	—	(4)
3M LIBOR (Q)	Paying	2.25	(S)	04/26/22		14,243	(1)	85
3M LIBOR (Q)	Paying	1.85	(S)	06/15/22		9,030	(4)	30
3M LIBOR (Q)	Paying	3.00	(S)	07/19/29		3,525	(5)	332
3M LIBOR (Q)	Paying	3.00	(S)	02/15/36		4,454	(12)	537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	(S)	06/20/24	JPY	645,100	(1)	(72)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	(S)	04/19/47	JPY	158,000	2	(156)
6M EURIBOR (S)	Receiving	1.50	(A)	08/23/47	EUR	443	—	(102)
6M GBP LIBOR (S)	Receiving	1.27	(S)	10/26/21	GBP	1,190	—	(14)
Federal Funds Effective Rate (A)	Receiving	1.55	(A)	04/30/26		8,859	7	2
Federal Funds Effective Rate (A)	Paying	1.80	(A)	06/15/21		8,330	(3)	45
							242	(4,775)

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/20/24	(183)	14	—	2
CDX.NA.IG.32 (Q)	1.00	06/20/24	(26,417)	565	13	141
				579	13	143

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Sep. 2019	85	EUR	180.50	08/23/19	—	—
Euro Bund Future, Sep. 2019	173	EUR	181.00	08/23/19	(2)	(2)
Euro Bund Future, Sep. 2019	(55)	EUR	170.50	08/23/19	1	4
Euro Bund Future, Sep. 2019	25	EUR	182.00	08/23/19	—	—
Euro Bund Future, Sep. 2019	(5)	EUR	172.50	08/23/19	—	(1)
Euro Bund Future, Sep. 2019	(50)	EUR	170.00	08/23/19	1	9
Euro Bund Future, Sep. 2019	193	EUR	181.50	08/23/19	—	(2)
Euro Bund Future, Sep. 2019	(5)	EUR	173.00	08/23/19	—	—
Euro Bund Future, Sep. 2019	(10)	EUR	172.50	07/26/19	(1)	(3)
Euro Bund Future, Sep. 2019	(10)	EUR	171.50	07/26/19	(1)	(10)
Euro Bund Future, Sep. 2019	(5)	EUR	169.50	07/26/19	—	1
Euro Bund Future, Sep. 2019	(31)	EUR	170.50	07/26/19	1	10
Euro Bund Future, Sep. 2019	(5)	EUR	172.00	07/26/19	—	—
Euro Bund Future, Sep. 2019	(5)	EUR	171.50	07/26/19	—	—
Euro Bund Future, Sep. 2019	(15)	EUR	171.00	07/26/19	1	6
Euro OAT Future, Sep. 2019	61	EUR	170.00	07/26/19	—	(1)
Italy Government BTP Bond Future, Sep. 2019	20	EUR	122.00	07/26/19	—	—
					—	11

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
90 Day Eurodollar Future, Dec. 2019	Put	97.13	12/16/19	50	—
90 Day Eurodollar Future, Sep. 2019	Put	97.50	07/12/19	60	—
EUR/USD Spot Rate Future, Sep. 2019	Call	1.13	07/05/19	2	4
EUR/USD Spot Rate Future, Sep. 2019	Call	1.13	07/05/19	18	44
United States 10 Year Note Future, Sep. 2019	Call	134.50	07/26/19	41	—
United States 10 Year Note Future, Sep. 2019	Call	135.50	07/26/19	130	—
United States 10 Year Note Future, Sep. 2019	Call	135.00	07/26/19	25	—
United States 10 Year Note Future, Sep. 2019	Call	127.75	07/26/19	20	15
United States 10 Year Note Future, Sep. 2019	Call	128.00	07/26/19	16	10
United States 10 Year Note Future, Sep. 2019	Call	133.00	07/26/19	1,117	17
United States 10 Year Note Future, Sep. 2019	Call	136.00	08/23/19	7	—
United States 10 Year Note Future, Sep. 2019	Call	136.50	08/23/19	132	2
United States 10 Year Note Future, Sep. 2019	Put	128.00	07/26/19	25	15
United States 10 Year Note Future, Sep. 2019	Put	121.00	07/26/19	14	—
United States 2 Year Note Future, Sep. 2019	Put	106.13	07/26/19	201	—
United States 5 Year Note Future, Sep. 2019	Put	113.25	07/26/19	801	7
United States 5 Year Note Future, Sep. 2019	Put	113.75	07/26/19	92	1
United States 5 Year Note Future, Sep. 2019	Put	113.00	07/26/19	42	—
United States 5 Year Note Future, Sep. 2019	Put	111.25	07/26/19	80	—
United States 5 Year Note Future, Sep. 2019	Put	111.00	07/26/19	122	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States 5 Year Note Future, Sep. 2019	Put	112.00	07/26/19	270	—
United States Long Bond Future, Sep. 2019	Call	155.50	07/26/19	2	3
United States Long Bond Future, Sep. 2019	Put	141.00	07/26/19	244	4
United States Long Bond Future, Sep. 2019	Put	135.00	07/26/19	37	—
United States Long Bond Future, Sep. 2019	Put	155.50	07/26/19	10	12
United States Long Bond Future, Sep. 2019	Put	142.00	07/26/19	485	8
United States Long Bond Future, Sep. 2019	Put	135.50	07/26/19	37	—
United States Long Bond Future, Sep. 2019	Put	131.00	07/26/19	9	—
United States Long Bond Future, Sep. 2019	Put	133.00	07/26/19	130	—
United States Long Bond Future, Sep. 2019	Put	134.00	07/26/19	27	—
United States Long Bond Future, Sep. 2019	Put	134.00	08/23/19	24	1
United States Long Bond Future, Sep. 2019	Put	135.00	08/23/19	22	1
					144
Index Options
S&P 500 Index	Put	2,700.00	07/31/19	18	12

Options on Securities
Alder BioPharmaceuticals, Inc.	Call	15.00	07/19/19	81	—
Benefitfocus.Com, Inc.	Call	40.00	11/15/19	1	—
Carbonite, Inc.	Call	30.00	09/20/19	2	—
CEMEX S.A.B. de C.V.	Call	7.00	07/19/19	52	—
Evolent Health, Inc.	Call	12.50	12/20/19	15	—
Infinera Corporation	Call	4.00	10/18/19	188	3
Nutanix, Inc.	Call	37.50	10/18/19	47	2
Synaptics Incorporated	Call	40.00	12/20/19	5	—
Team, Inc.	Call	20.00	12/20/19	106	7
Technology Select Sector SPDR Fund	Put	74.00	07/19/19	107	5
Tilray, Inc.	Put	75.00	09/20/19	33	104
VanEck Vectors Semiconductor ETF	Put	106.00	08/16/19	57	16
Vishay Intertechnology, Inc.	Call	20.00	12/20/19	213	11
					148

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	BOA	Put		1.18	07/18/19	33,500,000	2

Foreign Currency Options
USD/EUR Spot Rate	JPM	Call	EUR	1.15	10/21/19	1,200,000	14
USD/BRL Spot Rate	GSC	Put	BRL	3.98	08/14/19	1,300,000	54
USD/EUR Spot Rate	BCL	Put	EUR	1.12	07/24/19	810,000	12
USD/EUR Spot Rate	BNP	Put	EUR	1.13	07/24/19	1,660,000	21
USD/INR Spot Rate	BCL	Put	INR	71.50	09/05/19	1,150,000	35
USD/INR Spot Rate	BNP	Put	INR	71.33	07/29/19	1,210,000	38
USD/INR Spot Rate	CGM	Put	INR	62.50	05/13/20	7,000,000	2
USD/INR Spot Rate	JPM	Put	INR	69.42	09/25/19	2,000,000	17
USD/MXN Spot Rate	BCL	Put	MXN	19.40	07/25/19	1,260,000	18
USD/MXN Spot Rate	BNP	Put	MXN	19.10	08/14/19	2,600,000	21
USD/MXN Spot Rate	CGM	Put	MXN	19.15	09/25/19	2,010,000	24
USD/RUB Spot Rate	CGM	Put	RUB	65.51	07/25/19	1,310,000	46
							302

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
90 Day Eurodollar Future, Dec. 2019	Put	97.88	12/16/19	50	(10)
90 Day Eurodollar Future, Sep. 2019	Put	98.00	07/12/19	60	(9)
AUD/USD Spot Rate Future, Sep. 2019	Call	0.70	07/05/19	10	(6)
EUR/USD Spot Rate Future, Sep. 2019	Call	1.14	07/05/19	1	(1)
EUR/USD Spot Rate Future, Sep. 2019	Call	1.15	08/09/19	5	(4)
United States 10 Year Note 1st Week Future, Sep. 2019	Call	128.25	07/05/19	27	(7)
United States 10 Year Note Future, Sep. 2019	Call	128.75	07/26/19	16	(5)
United States 10 Year Note Future, Sep. 2019	Call	128.50	07/26/19	7	(3)
United States 10 Year Note Future, Sep. 2019	Call	129.00	07/26/19	60	(17)
United States 10 Year Note Future, Sep. 2019	Call	129.50	07/26/19	9	(1)
United States 10 Year Note Future, Sep. 2019	Call	127.50	07/26/19	1	(1)
United States 10 Year Note Future, Sep. 2019	Call	131.00	08/23/19	25	(4)
United States 10 Year Note Future, Sep. 2019	Call	129.00	08/23/19	66	(32)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
United States 10 Year Note Future, Sep. 2019	Call	126.00	08/23/19	25	(55)
United States 10 Year Note Future, Sep. 2019	Call	127.00	08/23/19	20	(28)
United States 10 Year Note Future, Sep. 2019	Call	127.50	08/23/19	20	(22)
United States 10 Year Note Future, Sep. 2019	Put	127.50	07/26/19	23	(9)
United States 10 Year Note Future, Sep. 2019	Put	126.50	07/26/19	33	(5)
United States 10 Year Note Future, Sep. 2019	Put	127.25	07/26/19	10	(3)
United States 10 Year Note Future, Sep. 2019	Put	125.00	07/26/19	10	—
United States 10 Year Note Future, Sep. 2019	Put	126.00	07/26/19	37	(1)
United States 10 Year Note Future, Sep. 2019	Put	127.00	07/26/19	44	(12)
United States 10 Year Note Future, Sep. 2019	Put	127.00	08/23/19	145	(64)
United States 10 Year Note Future, Sep. 2019	Put	127.50	08/23/19	15	(9)
United States 10 Year Note Future, Sep. 2019	Put	126.00	08/23/19	55	(11)
United States 10 Year Note Future, Sep. 2019	Put	124.00	08/23/19	24	(2)
United States 10 Year Note Future, Sep. 2019	Put	123.50	08/23/19	31	(3)
United States 10 Year Note Future, Sep. 2019	Put	125.50	08/23/19	11	(2)
United States 10 Year Note Future, Sep. 2019	Put	126.50	08/23/19	82	(26)
United States 10 Year Note Future, Sep. 2019	Put	125.00	08/23/19	48	(5)
United States 5 Year Note Future, Sep. 2019	Call	118.75	07/26/19	35	(7)
United States 5 Year Note Future, Sep. 2019	Call	118.00	07/26/19	58	(27)
United States 5 Year Note Future, Sep. 2019	Call	118.25	07/26/19	32	(12)
United States 5 Year Note Future, Sep. 2019	Call	118.50	07/26/19	30	(9)
United States 5 Year Note Future, Sep. 2019	Call	119.00	08/23/19	25	(5)
United States 5 Year Note Future, Sep. 2019	Put	117.75	07/26/19	15	(3)
United States 5 Year Note Future, Sep. 2019	Put	117.00	07/26/19	91	(4)
United States 5 Year Note Future, Sep. 2019	Put	118.00	07/26/19	15	(5)
United States 5 Year Note Future, Sep. 2019	Put	117.50	07/26/19	30	(6)
United States 5 Year Note Future, Sep. 2019	Put	117.25	07/26/19	76	(3)
United States 5 Year Note Future, Sep. 2019	Put	116.00	08/23/19	41	(3)
United States 5 Year Note Future, Sep. 2019	Put	117.25	08/23/19	82	(16)
United States Long Bond Future, Sep. 2019	Call	156.00	07/26/19	32	(32)
United States Long Bond Future, Sep. 2019	Call	158.00	07/26/19	5	(2)
United States Long Bond Future, Sep. 2019	Call	155.00	07/26/19	4	(6)
United States Long Bond Future, Sep. 2019	Call	154.00	07/26/19	14	(29)
United States Long Bond Future, Sep. 2019	Call	153.00	08/23/19	6	(21)
United States Long Bond Future, Sep. 2019	Call	158.00	08/23/19	60	(54)
United States Long Bond Future, Sep. 2019	Call	155.00	08/23/19	15	(30)
United States Long Bond Future, Sep. 2019	Call	156.00	08/23/19	16	(26)
United States Long Bond Future, Sep. 2019	Put	152.00	07/26/19	39	(7)
United States Long Bond Future, Sep. 2019	Put	153.00	07/26/19	24	(9)
United States Long Bond Future, Sep. 2019	Put	154.00	07/26/19	12	(7)
United States Long Bond Future, Sep. 2019	Put	150.00	07/26/19	5	—
United States Long Bond Future, Sep. 2019	Put	155.00	07/26/19	7	(7)
United States Long Bond Future, Sep. 2019	Put	150.00	08/23/19	15	(3)
United States Long Bond Future, Sep. 2019	Put	153.00	08/23/19	7	(5)
United States Long Bond Future, Sep. 2019	Put	152.00	08/23/19	46	(25)
United States Long Bond Future, Sep. 2019	Put	151.00	08/23/19	22	(9)
					(729)
Index Options
S&P 500 Index	Put	2,600.00	07/31/19	18	(6)

Options on Securities
Centene Corporation	Call	50.00	09/20/19	46	(22)
Occidental Petroleum Corporation	Call	45.00	07/19/19	14	(8)
Technology Select Sector SPDR Fund	Put	68.00	07/19/19	107	(1)
VanEck Vectors Semiconductor ETF	Put	99.00	08/16/19	57	(7)
WellCare Health Plans, Inc.	Call	250.00	09/20/19	12	(48)
					(86)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	GSC	Call	BRL	4.17	08/14/19	1,300,000	(3)
USD/EUR Spot Rate	JPM	Put	EUR	1.22	10/21/19	1,200,000	(1)
USD/INR Spot Rate	BNP	Put	INR	69.52	07/29/19	2,420,000	(22)
USD/MXN Spot Rate	BCL	Put	MXN	18.81	07/25/19	2,520,000	(6)
USD/MXN Spot Rate	BNP	Put	MXN	18.75	08/14/19	5,200,000	(17)
USD/RUB Spot Rate	CGM	Put	RUB	63.50	07/25/19	2,620,000	(25)
							(74)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	CIT	07/17/19	ARS	30,413	699	14
ARS/USD	GSC	07/22/19	ARS	9,770	223	8
ARS/USD	CIT	07/24/19	ARS	11,135	253	9
ARS/USD	JPM	07/29/19	ARS	7,160	161	(1)
ARS/USD	CIT	07/31/19	ARS	10,790	242	(1)
ARS/USD	CIT	07/31/19	ARS	4,273	96	—
ARS/USD	CIT	09/27/19	ARS	9,430	195	13
ARS/USD	JPM	10/25/19	ARS	26,280	523	43
AUD/USD	JPM	07/11/19	AUD	715	502	2
AUD/USD	CIT	07/17/19	AUD	1,170	822	(12)
BRL/USD	BCL	07/17/19	BRL	6,280	1,633	41
BRL/USD	CIT	07/17/19	BRL	14,116	3,671	53
BRL/USD	JPM	07/17/19	BRL	2,000	520	8
CAD/USD	BCL	07/17/19	CAD	428	327	5
CLP/USD	GSC	07/17/19	CLP	585,327	864	(7)
CNH/USD	BCL	07/17/19	CNH	7,653	1,114	2
CNY/USD	JPM	07/17/19	CNY	5,316	774	4
COP/USD	BCL	07/17/19	COP	589,565	183	3
COP/USD	CIT	07/17/19	COP	5,404,413	1,680	(29)
COP/USD	CIT	07/17/19	COP	1,697,170	527	9
EUR/USD	BCL	07/17/19	EUR	2,313	2,634	33
EUR/USD	CIT	07/17/19	EUR	2,120	2,414	11
EUR/USD	JPM	07/17/19	EUR	566	644	11
GBP/USD	JPM	07/02/19	GBP	3,119	3,960	(169)
IDR/USD	BCL	07/17/19	IDR	62,531,778	4,419	11
IDR/USD	JPM	07/17/19	IDR	10,287,519	727	13
INR/USD	BCL	07/17/19	INR	558,019	8,069	155
INR/USD	JPM	07/17/19	INR	44,533	644	(1)
INR/USD	BCL	10/17/19	INR	434,899	6,214	27
JPY/USD	SSB	07/02/19	JPY	13,516	125	—
JPY/USD	CIT	07/17/19	JPY	100,000	929	5
KRW/USD	JPM	07/17/19	KRW	4,267,872	3,698	5
MXN/USD	BNP	07/17/19	MXN	39,500	2,053	—
MXN/USD	CIT	07/17/19	MXN	12,485	649	(4)
MXN/USD	CIT	07/17/19	MXN	13,561	705	—
MXN/USD	JPM	07/17/19	MXN	4,300	223	—
MXN/USD	BNP	08/16/19	MXN	3,400	176	1
NOK/USD	BCL	07/17/19	NOK	10,207	1,197	5
PEN/USD	BCL	07/17/19	PEN	2,942	893	7
RUB/USD	BCL	07/17/19	RUB	125,968	1,987	70
RUB/USD	CIT	07/17/19	RUB	68,333	1,078	43
SEK/USD	BCL	07/17/19	SEK	5,731	618	(4)
SEK/USD	GSC	07/17/19	SEK	12,758	1,375	37
TRY/USD	CIT	07/17/19	TRY	1,707	292	10
TRY/USD	JPM	07/17/19	TRY	1,233	211	3
TWD/USD	JPM	07/17/19	TWD	60,854	1,961	(5)
USD/ARS	JPM	07/17/19	ARS	(6,167)	(142)	(18)
USD/ARS	JPM	09/23/19	ARS	(4,970)	(103)	(2)
USD/AUD	JPM	07/11/19	AUD	(652)	(458)	(5)
USD/AUD	JPM	07/11/19	AUD	(63)	(44)	—
USD/BRL	GSC	08/16/19	BRL	(3,970)	(1,029)	(39)
USD/CAD	BCL	07/17/19	CAD	(802)	(613)	(16)
USD/CAD	SSB	09/19/19	CAD	(3,607)	(2,758)	(62)
USD/CNH	JPM	07/17/19	CNH	(7,653)	(1,114)	22
USD/CNH	BCL	10/17/19	CNH	(7,653)	(1,113)	(2)
USD/CNY	BCL	07/17/19	CNY	(5,316)	(774)	17
USD/COP	BCL	07/17/19	COP	(2,158,866)	(671)	(34)
USD/EUR	BCL	07/17/19	EUR	(10,156)	(11,567)	(45)
USD/EUR	BNP	07/17/19	EUR	(620)	(706)	(9)
USD/EUR	CIT	07/17/19	EUR	(2,680)	(3,052)	(33)
USD/EUR	CIT	07/17/19	EUR	(470)	(535)	—
USD/EUR	GSC	07/17/19	EUR	(1,601)	(1,823)	(18)
USD/EUR	BCL	07/26/19	EUR	(380)	(433)	(6)
USD/EUR	BNP	07/26/19	EUR	(740)	(843)	(9)
USD/EUR	SSB	09/19/19	EUR	(320)	(366)	(5)
USD/EUR	JPM	09/25/19	EUR	(400)	(458)	(4)
USD/EUR	JPM	09/25/19	EUR	(803)	(920)	2
USD/EUR	CSI	09/26/19	EUR	(13,425)	(15,375)	(115)
USD/EUR	JPM	12/19/19	EUR	(176)	(202)	—
USD/GBP	JPM	07/02/19	GBP	(3,119)	(3,960)	135
USD/GBP	BCL	07/17/19	GBP	(830)	(1,055)	30
USD/GBP	CIT	07/17/19	GBP	(120)	(153)	—
USD/GBP	JPM	07/23/19	GBP	(206)	(261)	(1)
USD/GBP	JPM	07/30/19	GBP	(162)	(206)	6
USD/GBP	CIT	09/26/19	GBP	(3,024)	(3,855)	6
USD/GBP	JPM	10/15/19	GBP	(661)	(844)	(1)
USD/HKD	SSB	07/02/19	HKD	(246)	(32)	—
USD/IDR	BOA	07/17/19	IDR	(64,288,610)	(4,543)	(41)
USD/IDR	CIT	07/17/19	IDR	(8,530,688)	(603)	(13)
USD/IDR	BCL	10/17/19	IDR	(62,531,778)	(4,373)	(18)
USD/INR	BCL	07/17/19	INR	(558,019)	(8,068)	(64)
USD/INR	BNP	07/31/19	INR	(4,137)	(60)	(2)
USD/INR	BCL	09/09/19	INR	(24,880)	(357)	(26)
USD/INR	JPM	09/27/19	INR	(51,911)	(744)	(4)
USD/JPY	CIT	07/17/19	JPY	(186,196)	(1,729)	(47)
USD/JPY	JPM	07/17/19	JPY	(9,000)	(84)	—
USD/KRW	GSC	07/17/19	KRW	(1,460,220)	(1,265)	15
USD/KRW	JPM	07/17/19	KRW	(2,807,652)	(2,433)	44
USD/KRW	JPM	10/17/19	KRW	(4,267,872)	(3,709)	(5)
USD/MXN	CIT	07/17/19	MXN	(76,219)	(3,961)	(52)
USD/MXN	CIT	07/17/19	MXN	(21,326)	(1,108)	7
USD/MXN	BCL	07/29/19	MXN	(971)	(50)	—
USD/MXN	CIT	09/27/19	MXN	(14,515)	(745)	(2)
USD/NOK	CIT	07/17/19	NOK	(5,183)	(608)	(12)
USD/NOK	JPM	07/17/19	NOK	(5,024)	(589)	(12)
USD/PLN	BCL	07/17/19	PLN	(1)	—	—
USD/RUB	BCL	07/17/19	RUB	(77,880)	(1,229)	13
USD/RUB	BOA	07/17/19	RUB	(57,447)	(906)	(9)
USD/RUB	BOA	07/17/19	RUB	(70,367)	(1,110)	5
USD/RUB	CIT	07/17/19	RUB	(46,714)	(737)	(20)
USD/RUB	CIT	07/17/19	RUB	(57,225)	(903)	10
USD/RUB	GSC	07/17/19	RUB	(163,759)	(2,584)	(58)
USD/RUB	JPM	07/17/19	RUB	(26,336)	(416)	(1)
USD/RUB	MSC	07/17/19	RUB	(156,480)	(2,469)	(33)
USD/RUB	CIT	07/26/19	RUB	(2,099)	(33)	(1)
USD/SEK	JPM	07/17/19	SEK	(6,081)	(656)	(23)
USD/TRY	CIT	07/17/19	TRY	(2,940)	(503)	(34)
USD/TWD	JPM	07/17/19	TWD	(60,854)	(1,961)	18
USD/TWD	JPM	10/17/19	TWD	(60,854)	(1,971)	3
USD/ZAR	BBH	07/01/19	ZAR	(3,890)	(276)	(3)
USD/ZAR	BBH	07/02/19	ZAR	(3,256)	(231)	(1)
USD/ZAR	GSC	07/17/19	ZAR	(38,311)	(2,712)	(38)
					(46,287)	(182)

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	20,730	—	339
BRAZIBOR (A)	Paying	BOA	9.23	(A)	01/04/21	BRL	54,700	—	895
								—	1,234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Multi-Manager Alternative Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
Minfin Rossii, FKU (Q)	BCL	0.91	1.00	06/20/23	(1,480)	4	(38)	42

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

AAC Technologies Holdings Inc. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(204,000)	HKD	(8,639)	(79)
Advancetech Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(65,000)		(531)	(21)
Agricultural Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,537,000	HKD	4,949	48
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(536,000)		(1,162)	(122)
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(11,423)		(615)	(1)
Asiana Airlines, Inc. (E)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(108,778)		(532)	15
AU Optronics Corp (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(2,690,000)		(772)	(33)
Axis Bank Limited (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(6,835)		(379)	(18)
Baidu, Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	2,069		242	1
BDO Unibank, Inc. (E)	MBL	Federal Funds Effective Rate -3.90% (M)	TBD	(357,940)		(951)	(30)
Bolsa Mexicana de Valores, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	223,000		394	26
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -2.88% (M)	TBD	(180,800)		(983)	(15)
CD Projekt S.A. (E)	GSC	Federal Funds Effective Rate -0.40% (M)	TBD	(5,983)		(321)	(23)
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -11.94% (M)	TBD	(14,086)		(685)	(6)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(5,616)		(985)	(14)
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	466,000	HKD	3,020	1
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(854,000)		(1,078)	(24)
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -3.00% (M)	TBD	(3,392,000)		(1,055)	(20)
China International Capital Corporation (Hong Kong) Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(191,600)	HKD	(2,843)	(33)
China Life Insurance Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(265,000)	HKD	(4,823)	(41)
China Pacific Insurance (Group) Co., Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(293,000)	HKD	(8,600)	(87)
China Power International Development Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(2,187,000)	HKD	(4,090)	(80)
China Railway Construction Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	580,500	HKD	5,747	(24)
China Resources Beer (Holdings) Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(248,000)	HKD	(8,544)	(84)
China Telecom Corporation Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	190,000	HKD	737	4
CJ CGV Co., Ltd. (E)	MSC	Federal Funds Effective Rate -2.25% (M)	TBD	(9,969)		(312)	(13)
Commercial International Bank (Egypt) S.A.E. (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	271,354		1,216	(18)
COSCO SHIPPING Holdings Co., Ltd. (E)	GSC	1M HIBOR -3.75% (M)	TBD	(2,811,500)	HKD	(8,210)	(48)
Dr. Reddy's Laboratories Limited (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(24,073)		(892)	(10)
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -2.25% (M)	TBD	(47,000)		(604)	2
EDENRED (E)	GSC	Euro Overnight Index Average -0.40% (M)	TBD	(15,098)	EUR	(665)	(14)
El Puerto De Liverpool, S.A.B. De C.V. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(183,400)		(1,019)	(1)
EO Technics Co., Ltd. (E)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(7,680)		(370)	(53)
First Financial Holding Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,425,000)		(1,008)	(37)
Fortescue Metals Group Ltd (E)	GSC	Reserve Bank of Australia Overnight Rate -0.50% (M)	TBD	(86,813)	AUD	(740)	(30)
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	448,000	HKD	4,758	6
FULLSHARE HOLDINGS LIMITED (E)	GSC	1M HIBOR -11.25% (M)	TBD	(3,212,500)	HKD	(1,638)	10
Gazit Globe Ltd (E)	GSC	3M TELBOR +0.70% (M)	TBD	114,021	ILS	3,373	(4)
Georgia Capital PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	60,760	GBP	642	26
Gerdau S.A. (E)	GSC	Federal Funds Effective Rate -1.09% (M)	TBD	(127,499)		(478)	(18)
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(5,256,900)	SGD	(1,419)	(78)
GOME Retail Holdings Limited (E)	GSC	1M HIBOR -4.25% (M)	TBD	(5,850,000)	HKD	(4,883)	(4)
Grupo Gicsa, S.A.B de C.V. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	2,599,900		770	(63)
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(49,561)		(454)	36
Guangzhou Zhujiang Brewery Co., Ltd (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	209,900		180	14
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	50,715		1,604	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	287,000	HKD	4,988	44
JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Hanwha Life Insurance Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(116,489)		(329)	(1)
Henan Shuanghui Investment & Development Co.,Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	86,881		306	8
Hitejinro Co.,Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(45,761)		(818)	12
HK Electric Investments Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(1,107,500)	HKD	(8,738)	(15)
Huadian Power International Corporation Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(816,000)	HKD	(2,587)	1
Huaneng Power International, Inc. (E)	MBL	1M HIBOR -0.46% (M)	TBD	(556,000)	HKD	(2,652)	(10)
ICICI Bank Limited (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(25,464)		(305)	(16)
Jiangsu Siyang Yanghe Vintage Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	80,744		1,339	126
KGHM Polska Miedz S.A. (E)	GSC	Federal Funds Effective Rate -0.40% (M)	TBD	(21,552)		(589)	(8)
Kimberly - Clark De Mexico S.A.B. De C.V. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(549,400)		(1,018)	(3)
Kweichow Moutai Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	16,600		2,205	207
Lee & Man Paper Manufacturing Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(869,000)	HKD	(4,484)	(34)
MAHLE Metal Leve S.A. (E)	GSC	Federal Funds Effective Rate +0.75% (M)	TBD	151,300		925	48
mBank Spolka Akcyjna (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(132)		(15)	—
Meituan Dianping (E)	GSC	1M HIBOR -0.75% (M)	TBD	(69,763)	HKD	(4,276)	(64)
MGM China Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	403,600	HKD	4,900	60
Mmi Holdings (E)	GSC	JIBAR -0.75% (M)	TBD	(502,980)	ZAR	(9,708)	13
Nampak Ltd. (E)	GSC	JIBAR -0.75% (M)	TBD	(584,834)	ZAR	(5,439)	(39)
New China Life Insurance Company Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(82,000)	HKD	(2,895)	(28)
Nine Dragons Paper (Holdings) Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(756,000)	HKD	(4,657)	(74)
NIO Inc (E)	GSC	Federal Funds Effective Rate -13.40% (M)	TBD	(59,224)		(150)	(2)
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -5.38% (M)	TBD	(83,042)		(1,170)	(4)
Parkson Retail Group Ltd. (E)	GSC	1M HIBOR -1.75% (M)	TBD	(2,021,500)	HKD	(1,334)	(5)
Pinduoduo Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(32,317)		(675)	9
Polski Koncern Naftowy Orlen S A (E)	GSC	Federal Funds Effective Rate -0.40% (M)	TBD	(14,330)		(341)	(4)
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(348,100)		(1,108)	(18)
Raia Drogasil S.A. (E)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(60,500)		(1,176)	(52)
Rand Merchant Investment Holdings Limited (E)	GSC	JIBAR -0.75% (M)	TBD	(416,947)	ZAR	(14,147)	—
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(3,826)		(1,013)	(47)
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	70,216		2,626	251
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(294,200)	SGD	(1,503)	(24)
SembCorp Marine Ltd (E)	MSC	Singapore Swap Offer Rate -8.00% (M)	TBD	(919,600)	SGD	(1,352)	(30)
Semiconductor Manufacturing International Corporation (E)	GSC	1M HIBOR -2.00% (M)	TBD	(901,000)	HKD	(7,505)	(43)
Shanghai Haohai Biological Technology Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	56,400	HKD	2,506	(13)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -11.00% (M)	TBD	(13,520)		(632)	51
Singapore Press Holdings Ltd. (E)	GSC	Singapore Swap Offer Rate -1.00% (M)	TBD	(139,100)	SGD	(330)	(7)
Sinofert Holdings Limited (E)	GSC	1M HIBOR -5.25% (M)	TBD	(7,878,000)	HKD	(6,854)	(3)
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	955,500	HKD	6,383	9
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	7,857		420	52
SK innovation Co., Ltd. (E)	MBL	Federal Funds Effective Rate -0.50% (M)	TBD	(3,905)		(524)	(19)
SK Networks Co. Ltd. (E)	MSC	Federal Funds Effective Rate -0.50% (M)	TBD	(204,181)		(863)	(32)
Sociedad Quimica Y Minera De Chile S.A. (E)	GSC	Federal Funds Effective Rate -7.67% (M)	TBD	(21,322)		(669)	(2)
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(12,812)		(868)	(67)
Suzuki Motor Corporation (E)	GSC	Tokyo Overnight Average Rate +0.50% (M)	TBD	26,200	JPY	135,716	(20)
Swire Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	123,800	HKD	4,073	(22)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	313,558		2,342	149
Tamar Petroleum Ltd. (E)	GSC	3M TELBOR +0.70% (M)	TBD	71,310	ILS	829	(16)
TBC Bank Group Plc (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	51,405	GBP	857	(16)
Telesites, S.A.B. de C.V. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,614,198)		(1,051)	58
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	85,700	HKD	28,624	201
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(388,402)	HKD	(6,673)	(7)
Tripod Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	298,000		945	109
Truworths International Limited (E)	GSC	JIBAR -0.75% (M)	TBD	(102,574)	ZAR	(7,488)	23
Tsingtao Brewery Co.,Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(138,000)	HKD	(6,424)	(56)
Tullow Oil PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	124,037	GBP	254	7
WH Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	2,026,000	HKD	15,337	128

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Wharf Real Estate Investment Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	66,000	HKD	3,584	6
JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Wuliangye Yibin Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	247,748		3,735	517
Xiaomi Corporation (E)	CGM	1M HIBOR +0.00% (M)	TBD	(771,200)	HKD	(7,396)	(41)
Yantai Jereh Oilfield Services Group Co.,Ltd. (E)	GSC	Federal Funds Effective Rate +0.90% (M)	TBD	261,200		782	96
Yara International ASA (E)	GSC	1M NIBOR -0.40% (M)	TBD	(25,106)	NOK	(10,444)	7
Zhaojin Mining Industry Co., Ltd. (E)	GSC	1M HIBOR -2.25% (M)	TBD	(775,000)	HKD	(6,231)	(75)
							373

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR -0.75% (Q)	BOA	05/29/20	58	—	—
First Data Corporation (E)	1M LIBOR +0.75% (Q)	BOA	03/09/20	1,155	—	85
Inmarsat PLC (E)	1M LIBOR +0.55% (Q)	BOA	04/03/20	374	—	(13)
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	06/29/20	200	—	3
BCA Marketplace PLC (E)	3M LIBOR +0.00% (Q)	JPM	07/01/20	834	—	6
BTG PLC (E)	3M LIBOR +0.30% (Q)	JPM	01/13/20	258	—	1
Inmarsat PLC (E)	3M LIBOR +0.30% (Q)	JPM	04/03/20	1,847	—	(20)
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19	1,389	—	105
RPC Group PLC (E)	3M LIBOR +0.30% (Q)	JPM	05/07/20	210	—	(5)
					—	162
Total return swap agreements - paying return
EQUITY
Brookfield Property Partners L.P. (E)	1M LIBOR -0.40% (Q)	BOA	03/03/20	(142)	—	12
Fiserv, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	03/09/20	(1,180)	—	(85)
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/29/20	(49)	—	—
					—	(73)

JNL Multi-Manager Alternative Fund — OTC Total Return Basket Swap Agreements
Paying Return of Reference Entity[2]	Counterparty	Rate Received by Fund[2]	Expiration	Notional [1]	Net Value of Reference Entities ($)	Unrealized Appreciation (Depreciation) ($)
Short Equity Securities (E)	MSC	Federal Funds Effective Rate (M)	04/27/21	47,245	(48,197)	(1,009)

	Shares	Value ($)
Reference Entity - Short Equity Securities
Communication Services
Grubhub Holdings Inc.	(2)	(156)
Consumer Discretionary
AutoNation, Inc.	(1)	(25)
Big Lots, Inc.	(7)	(189)
Brunswick Corporation	(2)	(87)
Burlington Stores, Inc.	(2)	(400)
Carnival Corporation	(4)	(163)
Carvana Co.	(6)	(351)
D.R. Horton, Inc.	(4)	(181)
Hasbro, Inc.	(1)	(116)
Hilton Grand Vacations Inc.	(12)	(372)
LCI Industries	(3)	(261)
Leggett & Platt, Incorporated	(6)	(242)
Lennar Corporation	(2)	(111)
Liberty Broadband Corporation	(2)	(185)
Liberty Broadband Corporation	(3)	(334)
LKQ Corporation	(5)	(133)
Marriott International, Inc.	(1)	(112)
Marriott Vacations Worldwide Corporation	(4)	(405)
Mohawk Industries, Inc.	(5)	(693)
Netflix, Inc.	(1)	(198)
Pool Corporation	(1)	(115)
Sirius XM Holdings Inc.	(90)	(504)
The Gap, Inc.	(3)	(47)
The Home Depot, Inc.	—	(21)
	Shares	Value ($)
Consumer Discretionary (continued)
Thor Industries, Inc.	(5)	(304)
Tiffany & Co.	(8)	(712)
TWDC Enterprise 18 Corp.	(1)	(70)
Visteon Corporation	(1)	(64)
Wayfair Inc.	(2)	(336)
		(6,731)
Consumer Staples
Archer-Daniels-Midland Company	(5)	(208)
Bunge Limited	(5)	(279)
Constellation Brands, Inc.	(3)	(551)
PriceSmart, Inc.	(4)	(210)
		(1,248)
Energy
Antero Midstream Corporation	(23)	(266)
Callon Petroleum Company	(40)	(266)
Centennial Resource Development, LLC	(30)	(230)
Concho Resources Inc.	(6)	(650)
EOG Resources, Inc.	(1)	(47)
Frank's International N.V.	(7)	(40)
Jagged Peak Energy Inc.	(20)	(165)
Matador Resources Company	(17)	(330)
Noble Energy, Inc.	(12)	(267)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

ONEOK, Inc.	(6)	(434)
Pembina Pipeline Corporation	(5)	(190)
Targa Resources Corp.	(13)	(522)
		(3,407)
	Shares	Value ($)
Financials
American International Group, Inc.	(12)	(629)
BOK Financial Corporation	(2)	(143)
Brookfield Asset Management Inc.	(8)	(373)
Cboe Global Markets, Inc.	(5)	(508)
Chubb Limited	—	(66)
CME Group Inc.	(4)	(689)
Columbia Banking System, Inc.	(8)	(279)
Cullen/Frost Bankers, Inc.	(5)	(431)
First Financial Bancorp.	(16)	(392)
First Financial Bancshares, Inc.	(5)	(139)
Green Dot Corporation	(9)	(430)
Home BancShares, Inc.	(5)	(104)
Interactive Brokers Group, Inc.	(5)	(278)
Markel Corporation	(1)	(708)
MarketAxess Holdings Inc.	(2)	(675)
Old National Bancorp	(15)	(251)
People's United Financial, Inc.	(4)	(59)
South Street Corp.	(4)	(309)
State Street Corporation	(3)	(168)
TFS Financial Corporation	(10)	(175)
United Bankshares, Inc.	(12)	(445)
Wells Fargo & Company	(15)	(719)
WisdomTree Investments, Inc.	(25)	(154)
		(8,124)
Health Care
ABIOMED, Inc.	—	(47)
Agios Pharmaceuticals, Inc.	(7)	(349)
Akorn, Inc.	(9)	(46)
Alnylam Pharmaceuticals, Inc.	(4)	(319)
Amicus Therapeutics, Inc.	(29)	(356)
Aurora Cannabis Inc.	(18)	(143)
Avanos Medical, Inc.	(5)	(227)
Bluebird Bio, Inc.	(3)	(407)
Blueprint Medicines Corporation	(1)	(113)
Cantel Medical Corp.	(8)	(605)
Catalent, Inc.	(6)	(304)
Clovis Oncology, Inc.	(9)	(126)
Exact Sciences Corporation	(2)	(189)
Healthcare Trust of America, Inc.	(15)	(403)
Humana Inc.	—	(85)
ICU Medical, Inc.	(1)	(214)
Immunomedics, Inc.	(28)	(391)
Inogen, Inc.	(3)	(227)
Insulet Corporation	(5)	(609)
Intuitive Surgical, Inc.	(1)	(283)
LivaNova PLC	(3)	(245)
Neogen Corporation	(2)	(112)
Nevro Corp.	(5)	(331)
Portola Pharmaceuticals, Inc.	(10)	(269)
Qiagen N.V.	(2)	(97)
Sage Therapeutics Inc.	(1)	(211)
Sarepta Therapeutics, Inc.	(4)	(653)
The Medicines Company	(10)	(350)
		(7,711)
Industrials
American Airlines Group Inc.	(13)	(437)
BWXT Government Group, Inc.	(14)	(750)
Floor & Decor Holdings, Inc.	(4)	(151)
General Dynamics Corporation	(2)	(300)
Granite Construction Incorporated	(8)	(376)
Healthcare Services Group, Inc.	(11)	(327)
J. B. Hunt Transport Services, Inc.	(2)	(192)
Kirby Corporation	(3)	(213)
Knight-Swift Transportation Holdings Inc.	(7)	(217)
Northrop Grumman Corporation	(1)	(168)
Ritchie Bros. Auctioneers Incorporated	(10)	(329)
SiteOne Landscape Supply, Inc.	(3)	(208)
Stericycle, Inc.	(3)	(129)
Trinity Industries, Inc.	(22)	(456)
Watsco, Inc.	(4)	(670)
Welbilt, Inc.	(25)	(419)
		(5,342)
	Shares	Value ($)
Information Technology
2U, Inc.	(2)	(87)
3D Systems Corporation	(22)	(201)
Alphabet Inc.	—	(244)
Cognex Corporation	(14)	(662)
FireEye, Inc.	(6)	(87)
First Solar, Inc.	(8)	(493)
Gartner, Inc.	(3)	(515)
Guidewire Software, Inc.	(1)	(71)
IPG Photonics Corporation	(5)	(702)
Jack Henry & Associates, Inc.	(2)	(308)
Littelfuse, Inc.	(3)	(575)
Monolithic Power Systems, Inc.	(3)	(448)
Nutanix, Inc.	(12)	(311)
Pegasystems Inc.	(4)	(278)
Pure Storage, Inc.	(24)	(366)
Switch Inc	(7)	(94)
ViaSat, Inc.	(3)	(259)
Zillow Group, Inc.	(15)	(714)
		(6,415)
Materials
Agnico Eagle Mines Limited	(3)	(169)
Albemarle Corporation	(2)	(120)
AptarGroup, Inc.	—	(50)
Commercial Metals Company	(6)	(100)
Franco-Nevada Corporation	(1)	(85)
Graphic Packaging Holding Company	(42)	(591)
Linde Public Limited Company	(2)	(462)
Martin Marietta Materials, Inc.	(3)	(656)
Nutrien Ltd.	(8)	(444)
Sensient Technologies Corporation	(5)	(375)
United States Steel Corporation	(2)	(34)
		(3,086)
Real Estate
Corporate Office Properties Trust	(7)	(179)
Cyrusone LLC	(12)	(681)
Digital Realty Trust, Inc.	(4)	(483)
Healthcare Realty Trust Incorporated	(5)	(147)
Highwoods Properties, Inc.	(12)	(491)
Hudson Pacific Properties, Inc.	(6)	(203)
Kilroy Realty Corporation	(4)	(325)
Mack-Cali Realty Corporation	(12)	(277)
Sabra Health Care REIT, Inc.	(28)	(559)
Senior Housing Properties Trust	(26)	(216)
Tanger Factory Outlet Centers, Inc.	(4)	(63)
The Howard Hughes Corporation	(4)	(545)
The Macerich Company	(18)	(603)
		(4,772)
Technology
NVIDIA Corporation	(5)	(764)
Telecommunication Services
Vonage Holdings Corp.	(29)	(331)
Utilities
Algonquin Power & Utilities Corp.	(9)	(110)
Total Reference Entity – Short Equity Securities		(48,197)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund *
COMMON STOCKS 96.8%
Japan 17.1%
Asahi Intecc Co., Ltd.	90	2,231
Haseko Corp.	201	2,036
Japan Elevator Service Holdings Co.,Ltd.	78	1,992
Japan Material Co.,Ltd.	160	2,285
Lasertec Corporation	49	1,956
Nihon M & A Center Inc.	101	2,434
Rakus Co.,Ltd.	101	2,443
Other Securities		31,624
		47,001
United Kingdom 11.3%
ABCAM PLC	102	1,916
ASOS Plc (a) (b)	61	1,963
Evraz PLC	288	2,442
Halma Public Limited Company	97	2,482
Spirax-Sarco Engineering PLC	24	2,798
Wizz Air Holdings PLC (a) (c)	59	2,548
Other Securities		16,940
		31,089
Sweden 9.3%
Avanza Bank Holding AB	284	2,166
G&L Beijer Ref AB	131	3,165
Indutrade Aktiebolag	76	2,420
Karnov Group AB (PUBL) (a)	550	2,427
Other Securities		15,507
		25,685
Canada 6.7%
CAE Inc.	129	3,478
Descartes Systems Group Inc. (a)	58	2,153
FirstService Corporation	29	2,749
Other Securities		10,038
		18,418
Germany 5.0%
Delivery Hero SE (a) (c)	47	2,124
Evotec SE (a)	78	2,178
Isra Vision AG	54	2,435
Other Securities		7,081
		13,818
Australia 5.0%
Afterpay Touch Group Limited (a)	236	4,175
Zip Co Limited (a)	868	2,034
Other Securities		7,432
		13,641
Taiwan 4.5%
Makalot Industrial Co. Ltd.	293	1,987
Radiant Opto-Electronics Corp.	705	2,366
Other Securities		7,874
		12,227
South Korea 4.2%
Duzon Bizon Co. Ltd.	38	2,056
Other Securities		9,386
		11,442
Italy 4.1%
Amplifon S.p.A	106	2,485
Interpump Group SpA	64	1,968
Unipol Gruppo Finanziario S.P.A.	380	1,849
Other Securities		5,023
		11,325
Netherlands 3.3%
ASR Nederland N.V.	54	2,184
Takeaway.com N.V. (a) (b) (c)	29	2,686
Other Securities		4,184
		9,054
Brazil 3.2%
Azul S.A. - ADR (a)	61	2,041
Qualicorp S.A.	307	1,854
Other Securities		4,750
		8,645
	Shares/Par[1]	Value ($)
China 2.9%
Hangzhou Tigermed Consulting Co., Ltd	202	2,269
Huaxin Cement Co. Ltd.	1,382	3,204
Other Securities		2,586
		8,059
Switzerland 2.8%
Tecan Group AG	9	2,257
VAT Group AG (b) (c)	21	2,640
Other Securities		2,688
		7,585
Hong Kong 2.2%
Vitasoy International Holdings Ltd.	394	1,896
Yuexiu Property Co. Ltd.	8,791	1,993
Other Securities		2,177
		6,066
India 2.2%
Syngene International Ltd. (c)	415	2,009
Other Securities		3,981
		5,990
Ireland 1.5%
C & C Group Public Limited Company	502	2,266
Keywords Studios PLC	83	1,938
		4,204
Mexico 1.5%
Cibanco, S.A., Institucion de Banca Multiple (c)	1,719	1,953
Other Securities		2,231
		4,184
Norway 1.5%
Other Securities		4,012
Denmark 1.5%
SimCorp A/S	21	2,024
Other Securities		1,984
		4,008
Israel 1.0%
Wix.Com Ltd. (a)	20	2,845
United Arab Emirates 0.9%
Network International Holdings Limited (a) (c)	343	2,595
Singapore 0.7%
Yanlord Land Group Limited	2,062	1,968
Jersey 0.7%
Other Securities		1,790
Thailand 0.6%
Other Securities		1,731
Russian Federation 0.6%
Other Securities		1,620
Turkey 0.5%
Other Securities		1,387
South Africa 0.5%
Other Securities		1,370
United States of America 0.4%
Other Securities		1,195
Greece 0.3%
Other Securities		867
Indonesia 0.3%
Other Securities		849
France 0.3%
Other Securities		800
Malaysia 0.1%
Other Securities		324
Belgium 0.1%
Other Securities		311
Total Common Stocks (cost $259,431)		266,105
WARRANTS 0.5%
China 0.5%
Other Securities		1,156
Total Warrants (cost $1,340)		1,156

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.2%
Brazil 0.2%
Other Securities		605
Total Preferred Stocks (cost $395)		605
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	6,096	6,096
Total Short Term Investments (cost $6,096)		6,096
Total Investments 99.7% (cost $267,262)		273,962
Other Assets and Liabilities, Net 0.3%		941
Total Net Assets 100.0%		274,903

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $22,435 and 8.2%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund *
COMMON STOCKS 97.5%
Information Technology 17.9%
Blackbaud, Inc.	87	7,239
Leidos Holdings Inc.	90	7,202
Okta Inc. - Class A (a)	58	7,102
Palo Alto Networks Inc. (a)	65	13,061
Splunk Inc. (a)	121	15,329
Synopsys Inc. (a)	62	7,973
Workday, Inc. - Class A (a)	46	9,457
Other Securities		136,981
		204,344
Industrials 15.7%
Alaska Air Group, Inc.	156	9,944
AMETEK, Inc.	157	14,289
Fortive Corporation	128	10,475
IDEX Corporation	53	9,037
Ingersoll-Rand Public Limited Company	77	9,843
Nordson Corp.	81	11,517
Rockwell Automation Inc.	76	12,484
Textron Inc.	137	7,266
Verisk Analytics, Inc.	58	8,421
Other Securities		85,453
		178,729
Financials 14.6%
AFLAC Incorporated	142	7,758
Alleghany Corporation (a)	13	8,583
Arthur J Gallagher & Co.	187	16,380
Everest Re Group, Ltd.	58	14,311
Northern Trust Corp.	106	9,540
Prosperity Bancshares Inc.	183	12,061
The Allstate Corporation	77	7,848
The Travelers Companies, Inc.	49	7,312
Other Securities		82,582
		166,375
Health Care 14.0%
AmerisourceBergen Corporation	119	10,133
Bio-Techne Corporation	45	9,278
Catalent Inc. (a)	148	8,050
Cooper Cos. Inc.	25	8,422
Dentsply Sirona Inc.	178	10,388
Edwards Lifesciences Corporation (a)	49	9,052
Integra LifeSciences Holdings Corp. (a)	196	10,975
Laboratory Corporation of America Holdings (a)	45	7,694
Quest Diagnostics Incorporated	85	8,664
Veeva Systems Inc. - Class A (a)	58	9,321
Waters Corp. (a)	53	11,408
Other Securities		55,627
		159,012
Consumer Discretionary 9.5%
Advance Auto Parts, Inc.	54	8,324
Carter's Inc.	86	8,393
Hasbro Inc.	117	12,335
Tractor Supply Co.	91	9,955
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	27	9,366
Other Securities		59,915
		108,288
Consumer Staples 8.5%
Archer-Daniels-Midland Company	229	9,330
Flowers Foods Inc.	399	9,296
Hormel Foods Corp. (b)	273	11,067
JM Smucker Co.	76	8,812
Other Securities		58,400
		96,905
Materials 5.4%
AptarGroup, Inc.	121	15,014
Eastman Chemical Co.	116	9,054
International Flavors & Fragrances Inc. (b)	53	7,690
Reliance Steel & Aluminum Co.	109	10,336
Other Securities		19,756
		61,850
	Shares/Par[1]	Value ($)
Real Estate 4.4%
Other Securities		49,801
Utilities 2.6%
DTE Energy Co.	66	8,428
Other Securities		21,374
		29,802
Communication Services 2.5%
Other Securities		28,809
Energy 2.4%
Other Securities		27,421
Total Common Stocks (cost $950,493)		1,111,336
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	28,370	28,370
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	6,753	6,753
Total Short Term Investments (cost $35,123)		35,123
Total Investments 100.6% (cost $985,616)		1,146,459
Other Assets and Liabilities, Net (0.6)%		(6,350)
Total Net Assets 100.0%		1,140,109

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund *
COMMON STOCKS 97.6%
Information Technology 28.6%
ACI Worldwide, Inc. (a)	482	16,526
Aspen Technology, Inc. (a)	176	21,905
Blackline, Inc. (a)	306	16,380
Brooks Automation Inc.	421	16,319
Cornerstone OnDemand, Inc. (a)	305	17,674
Coupa Software Incorporated (a) (b)	276	35,013
DocuSign, Inc. (a)	450	22,395
Euronet Worldwide Inc. (a)	177	29,842
InterXion Holding N.V. (a)	263	19,997
LivePerson Inc. (a)	902	25,301
Monolithic Power Systems Inc.	100	13,614
OSI Systems Inc. (a)	137	15,398
Paycom Software, Inc. (a)	248	56,220
Paylocity Holding Corporation (a)	221	20,772
RingCentral, Inc. - Class A (a)	208	23,895
SPS Commerce, Inc. (a)	129	13,146
Other Securities		313,538
		677,935
Health Care 20.5%
Exact Sciences Corporation (a)	183	21,572
GW Pharmaceuticals plc - ADS (a)	113	19,456
HealthEquity, Inc. (a)	236	15,401
LHC Group, Inc. (a)	109	13,063
Ligand Pharmaceuticals Incorporated (a) (b)	125	14,292
Masimo Corp. (a)	112	16,739
National Research Corp. - Class A	255	14,703
U. S. Physical Therapy, Inc. (b)	111	13,582
Other Securities		359,029
		487,837
Industrials 17.8%
AAON, Inc.	389	19,510
Axone Intelligence Inc. (a)	352	22,605
Copart Inc. (a)	310	23,133
CoStar Group, Inc. (a)	54	29,951
HEICO Corp. - Class A	254	26,196
Old Dominion Freight Line Inc.	128	19,045
Omega Flex Inc. (b)	186	14,254
SiteOne Landscape Supply, Inc. (a) (b)	231	16,027
Other Securities		251,124
		421,845
Consumer Discretionary 11.5%
ETSY, Inc. (a)	351	21,536
Fox Factory Holding Corp. (a)	406	33,503
Ollie's Bargain Outlet Holdings Inc. (a)	175	15,212
OneSpaWorld Holdings Limited (a) (b)	915	14,180
Strategic Education, Inc.	159	28,341
Other Securities		159,592
		272,364
Financials 6.6%
eHealth, Inc. (a)	226	19,454
FactSet Research Systems Inc.	46	13,277
FirstCash, Inc.	170	17,029
Interactive Brokers Group, Inc. (c)	351	19,151
MarketAxess Holdings Inc.	42	13,392
Morningstar Inc.	116	16,815
Other Securities		57,406
		156,524
Communication Services 6.2%
Auto Trader Group PLC (d)	3,655	25,440
Autohome Inc. - Class A - ADR (a) (b)	369	31,597
Rightmove PLC	3,087	20,980
Other Securities		69,364
		147,381
Consumer Staples 2.5%
Chefs' Warehouse Inc. (a)	412	14,438
Other Securities		45,618
		60,056
	Shares/Par[1]	Value ($)
Materials 2.0%
Ashland Global Holdings Inc.	180	14,397
Other Securities		34,049
		48,446
Energy 0.8%
Other Securities		19,211
Real Estate 0.7%
Other Securities		15,654
Utilities 0.4%
Other Securities		10,504
Total Common Stocks (cost $1,904,849)		2,317,757
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	63,431	63,431
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	31,356	31,356
Total Short Term Investments (cost $94,787)		94,787
Total Investments 101.6% (cost $1,999,636)		2,412,544
Other Assets and Liabilities, Net (1.6)%		(38,284)
Total Net Assets 100.0%		2,374,260

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $25,440 and 1.1%, respectively.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund *
COMMON STOCKS 96.5%
Industrials 24.0%
Air Lease Corporation - Class A	338	13,965
American Woodmark Corporation (a)	146	12,375
Beacon Roofing Supply, Inc. (a)	258	9,474
Colfax Corp. (a) (b)	408	11,446
Crane Co.	141	11,765
Dycom Industries Inc. (a)	193	11,362
EMCOR Group, Inc.	193	16,994
EnerSys	157	10,754
Hexcel Corp.	127	10,272
PGT Innovations, Inc. (a)	879	14,692
Quanex Building Products Corp.	501	9,458
SP Plus Corporation (a)	430	13,743
Steelcase Inc. - Class A	742	12,695
UniFirst Corp.	95	17,914
Other Securities		116,999
		293,908
Financials 19.7%
Cathay General Bancorp	258	9,288
Commerce Bancshares Inc.	167	9,959
Enstar Group Limited (a)	58	10,108
Essent Group Ltd. (a)	179	8,449
FirstCash, Inc.	80	8,042
Glacier Bancorp, Inc.	251	10,178
TCF Financial Corp.	727	15,104
The PRA Group, Inc. (a)	290	8,175
Umpqua Holdings Corp.	665	11,026
Virtus Partners, Inc.	95	10,221
Other Securities		140,242
		240,792
Consumer Discretionary 11.6%
American Eagle Outfitters, Inc.	785	13,261
America's Car Mart, Inc. (a)	146	12,568
Gildan Activewear Inc.	291	11,252
Helen of Troy Ltd (a)	113	14,795
Williams-Sonoma Inc. (b)	181	11,797
Winnebago Industries Inc.	498	19,259
Other Securities		58,956
		141,888
Information Technology 10.2%
Cabot Microelectronics Corporation	76	8,399
Cass Information Systems, Inc.	244	11,815
Manhattan Associates Inc. (a)	210	14,559
Plexus Corp. (a)	191	11,178
Tech Data Corp. (a)	85	8,936
Other Securities		70,477
		125,364
Real Estate 7.8%
HFF, Inc. - Class A	319	14,490
Jones Lang LaSalle Incorporated	85	11,916
PS Business Parks, Inc.	52	8,844
Other Securities		59,903
		95,153
Health Care 6.7%
Addus HomeCare Corporation (a)	105	7,889
Hill-Rom Holdings Inc.	86	8,987
Mednax, Inc. (a)	371	9,350
Natus Medical Inc. (a)	306	7,861
Syneos Health, Inc. - Class A (a)	286	14,609
Varex Imaging Corporation (a)	289	8,846
Other Securities		25,029
		82,571
Materials 6.2%
HB Fuller Co.	211	9,772
Reliance Steel & Aluminum Co.	153	14,448
Schweitzer-Mauduit International Inc.	414	13,743
Other Securities		37,361
		75,324
	Shares/Par[1]	Value ($)
Utilities 3.5%
Other Securities		42,243
Energy 3.0%
Other Securities		36,913
Communication Services 2.0%
Emerald Expositions Events, Inc.	719	8,017
Other Securities		16,434
		24,451
Consumer Staples 1.8%
Other Securities		22,624
Total Common Stocks (cost $1,152,056)		1,181,231
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	39,888	39,888
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	10,400	10,400
Total Short Term Investments (cost $50,288)		50,288
Total Investments 100.6% (cost $1,202,344)		1,231,519
Other Assets and Liabilities, Net (0.6)%		(7,866)
Total Net Assets 100.0%		1,223,653

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund *
COMMON STOCKS 97.6%
Information Technology 21.0%
Accenture Public Limited Company - Class A	1	248
Adobe Inc. (a)	1	303
Apple Inc.	9	1,822
Broadcom Inc.	1	240
Cisco Systems, Inc.	9	494
Intel Corp.	9	452
International Business Machines Corp.	2	258
MasterCard Incorporated - Class A	2	501
Microsoft Corp.	16	2,162
Oracle Corporation	5	291
Paypal Holdings, Inc. (a)	2	284
Salesforce.Com, Inc. (a)	2	249
Visa Inc. - Class A	4	636
Other Securities		3,114
		11,054
Health Care 13.8%
Abbott Laboratories	4	313
Amgen Inc.	1	237
Johnson & Johnson	6	779
Medtronic Public Limited Company	3	275
Merck & Co., Inc.	5	455
Pfizer Inc.	12	507
Thermo Fisher Scientific Inc.	1	248
UnitedHealth Group Incorporated	2	489
Other Securities		3,995
		7,298
Financials 12.8%
Bank of America Corporation	19	540
Berkshire Hathaway Inc. - Class B (a)	4	870
BlackRock, Inc.	-	117
Citigroup Inc.	5	341
JPMorgan Chase & Co.	7	764
Synchrony Financial	1	47
The Bank of New York Mellon Corporation (b)	2	82
Wells Fargo & Co.	9	403
Other Securities		3,580
		6,744
Communication Services 10.0%
Alphabet Inc. - Class A (a)	1	682
Alphabet Inc. - Class C (a)	1	697
AT&T Inc.	15	515
Comcast Corporation - Class A	10	404
Facebook, Inc. - Class A (a)	5	977
Netflix, Inc. (a)	1	338
Verizon Communications Inc.	9	498
Walt Disney Co.	4	514
Other Securities		657
		5,282
Consumer Discretionary 10.0%
Amazon.com, Inc. (a)	1	1,649
Home Depot Inc.	2	482
McDonald's Corp.	2	334
	Shares/Par[1]	Value ($)
Other Securities		2,778
		5,243
Industrials 9.1%
General Electric Co.	18	193
Honeywell International Inc.	2	268
The Boeing Company	1	401
Union Pacific Corp.	2	252
Other Securities		3,662
		4,776
Consumer Staples 7.1%
Coca-Cola Co.	8	412
Costco Wholesale Corporation	1	245
PepsiCo Inc.	3	387
Philip Morris International Inc.	3	258
Procter & Gamble Co.	5	579
Walmart Inc.	3	326
Other Securities		1,531
		3,738
Energy 4.9%
Baker Hughes, a GE Company, LLC - Class A	1	27
Chevron Corp.	4	499
Exxon Mobil Corporation	9	683
Other Securities		1,387
		2,596
Utilities 3.2%
Other Securities		1,704
Real Estate 3.0%
Other Securities		1,569
Materials 2.7%
Other Securities		1,439
Total Common Stocks (cost $48,378)		51,443
INVESTMENT COMPANIES 0.2%
iShares Core S&P 500 ETF	-	115
Total Investment Companies (cost $114)		115
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,128	1,128
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	60	60
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	52	52
Total Short Term Investments (cost $1,240)		1,240
Total Investments 100.1% (cost $49,732)		52,798
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.1)%		(77)
Total Net Assets 100.0%		52,727

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	56	37	4	1	(1)	(6)	82	0.2%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	September 2019	1,165	6	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund *
COMMON STOCKS 95.0%
Financials 18.5%
American Express Company	3	336
Aon PLC - Class A	1	256
Chubb Limited	2	358
CME Group Inc.	1	287
Intercontinental Exchange, Inc.	3	292
JPMorgan Chase & Co.	2	273
T. Rowe Price Group, Inc.	2	263
The Allstate Corporation	2	242
The Travelers Companies, Inc.	2	357
U.S. Bancorp	6	291
Other Securities		1,727
		4,682
Consumer Staples 15.4%
Coca-Cola Co.	7	358
Colgate-Palmolive Co.	5	354
Costco Wholesale Corporation	1	334
Hormel Foods Corp.	6	227
Mondelez International Inc. - Class A	4	219
PepsiCo Inc.	3	356
Procter & Gamble Co.	3	356
Walmart Inc.	3	316
Other Securities		1,376
		3,896
Information Technology 14.7%
Accenture Public Limited Company - Class A	2	363
Adobe Inc. (a)	1	216
Akamai Technologies, Inc. (a)	3	227
Apple Inc.	1	212
Automatic Data Processing, Inc.	2	246
Cisco Systems, Inc.	6	304
Intuit Inc.	1	360
MasterCard Incorporated - Class A	1	361
Microsoft Corp.	3	355
Visa Inc. - Class A	2	363
Other Securities		720
		3,727
Utilities 12.8%
Ameren Corporation	4	292
American Water Works Company, Inc.	3	303
Dominion Energy, Inc.	3	212
NextEra Energy, Inc.	2	358
Pinnacle West Capital Corp.	3	281
Other Securities		1,787
		3,233
	Shares/Par[1]	Value ($)
Health Care 10.0%
Eli Lilly & Co.	2	238
Henry Schein Inc. (a)	3	218
Intuitive Surgical, Inc. (a)	-	250
Johnson & Johnson	3	358
Other Securities		1,452
		2,516
Consumer Discretionary 9.0%
Amazon.com, Inc. (a)	-	265
Booking Holdings Inc. (a)	-	238
Home Depot Inc.	2	338
McDonald's Corp.	2	368
Starbucks Corp.	4	363
Other Securities		709
		2,281
Industrials 5.4%
Honeywell International Inc.	2	280
Illinois Tool Works Inc.	2	259
Waste Management, Inc.	3	298
Other Securities		516
		1,353
Communication Services 4.3%
Alphabet Inc. - Class A (a)	-	352
Facebook, Inc. - Class A (a)	1	233
Other Securities		493
		1,078
Materials 3.1%
Ecolab Inc.	2	378
Other Securities		407
		785
Energy 1.8%
Exxon Mobil Corporation	3	218
Other Securities		239
		457
Total Common Stocks (cost $24,232)		24,008
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,081	1,081
Total Short Term Investments (cost $1,081)		1,081
Total Investments 99.3% (cost $25,313)		25,089
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.7%		179
Total Net Assets 100.0%		25,273

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	7	September 2019	1,027	5	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund *
COMMON STOCKS 129.3%
Information Technology 31.5%
Adobe Inc. (a) (b)	15	4,288
Apple Inc. (b)	62	12,301
Applied Materials, Inc.	88	3,936
Cisco Systems, Inc. (b)	101	5,551
Intel Corp.	59	2,811
International Business Machines Corp. (b)	38	5,191
Intuit Inc.	12	3,141
Microsoft Corp. (b)	112	14,942
Oracle Corporation	66	3,764
Other Securities		45,198
		101,123
Health Care 23.7%
AbbVie Inc.	38	2,777
Baxter International Inc.	45	3,686
Biogen Inc. (a) (b)	24	5,685
Bristol-Myers Squibb Co.	69	3,131
Danaher Corp.	19	2,739
Exelixis, Inc. (a)	141	3,011
Gilead Sciences Inc.	49	3,329
Johnson & Johnson (b)	50	6,908
Medtronic Public Limited Company	33	3,228
Merck & Co., Inc. (b)	56	4,679
Pfizer Inc. (b)	142	6,167
Other Securities		30,855
		76,195
Communication Services 16.7%
Alphabet Inc. - Class A (a) (b)	7	7,592
Alphabet Inc. - Class C (a) (b)	4	4,168
CBS Corp. - Class B	53	2,637
Comcast Corporation - Class A (b)	144	6,092
Electronic Arts Inc. (a)	26	2,639
Facebook, Inc. - Class A (a) (b)	46	8,931
TEGNA Inc.	164	2,478
Verizon Communications Inc.	45	2,571
Walt Disney Co. (b)	40	5,645
Other Securities		10,687
		53,440
Consumer Discretionary 15.9%
Amazon.com, Inc. (a) (b)	7	14,077
Booking Holdings Inc. (a)	1	2,585
eBay Inc.	70	2,750
Home Depot Inc.	13	2,721
Other Securities		28,990
		51,123
Industrials 11.6%
Cummins Inc.	16	2,694
General Electric Co.	169	1,774

	Shares/Par[1]	Value ($)
Honeywell International Inc.	24	4,114
The Boeing Company	10	3,651
Other Securities		24,928
		37,161
Financials 11.6%
Bank of America Corporation	91	2,651
Berkshire Hathaway Inc. - Class B (a)	16	3,414
Citigroup Inc.	41	2,893
JPMorgan Chase & Co.	26	2,890
Synchrony Financial	96	3,337
The Allstate Corporation (b)	43	4,366
Wells Fargo & Co.	53	2,513
Other Securities		15,059
		37,123
Consumer Staples 6.7%
Procter & Gamble Co. (b)	37	4,101
Tyson Foods Inc. - Class A (b)	58	4,685
Walmart Inc.	30	3,311
Other Securities		9,291
		21,388
Energy 5.8%
ConocoPhillips	62	3,807
Exxon Mobil Corporation	34	2,619
Other Securities		12,325
		18,751
Utilities 2.7%
Exelon Corporation (b)	107	5,138
Other Securities		3,524
		8,662
Materials 1.8%
LyondellBasell Industries N.V. - Class A	33	2,847
Other Securities		2,786
		5,633
Real Estate 1.3%
Other Securities		4,016
Total Common Stocks (cost $371,885)		414,615
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	4,284	4,284
Total Short Term Investments (cost $4,284)		4,284
Total Investments 130.6% (cost $376,169)		418,899
Total Securities Sold Short (30.6)% (proceeds $95,296)		(98,226)
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 0.0%		118
Total Net Assets 100.0%		320,805

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (30.6%)
COMMON STOCKS (30.6%)
Energy (6.0%)
Baker Hughes, a GE Company, LLC - Class A	(80)	(1,974)
Callon Petroleum Company	(210)	(1,381)
Centennial Resource Development, LLC - Class A	(6)	(47)
Cheniere Energy, Inc.	(23)	(1,587)
CNX Resources Corporation	(26)	(193)
Concho Resources Inc.	(17)	(1,706)
Ensco Rowan PLC - Class A	(227)	(1,937)
Equitrans Midstream Corp.	(43)	(846)
Hess Corporation	(23)	(1,482)
Matador Resources Co.	(97)	(1,931)
Nabors Industries Ltd	(40)	(115)
National Oilwell Varco Inc.	(13)	(285)
Noble Energy Inc.	(53)	(1,189)
	Shares/Par[1]	Value ($)
Oasis Petroleum Inc.	(36)	(203)
Oceaneering International Inc.	(12)	(248)
ONEOK Inc.	(1)	(44)
Range Resources Corporation	(50)	(347)
Targa Resources Corp.	(17)	(680)
Transocean Ltd.	(493)	(3,157)
		(19,352)
Consumer Discretionary (4.6%)
Adient Public Limited Company	(60)	(1,461)
Aptiv PLC (a)	(28)	(2,244)
Autoliv, Inc.	(1)	(72)
Caesars Entertainment Corp.	(38)	(448)
Carmax Inc.	(8)	(681)
Floor & Decor Holdings Inc.	(43)	(1,782)
Mattel Inc.	(84)	(939)
Penn National Gaming Inc.	(76)	(1,455)
Scientific Games Corporation - Class A	(49)	(971)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Tesla Inc.	(12)	(2,666)
Tiffany & Co.	(3)	(301)
Under Armour Inc. - Class A	(23)	(577)
Visteon Corporation	(18)	(1,024)
		(14,621)
Health Care (4.2%)
Acadia Healthcare Company, Inc.	(78)	(2,742)
Agios Pharmaceuticals, Inc.	(9)	(469)
Bluebird Bio, Inc.	(15)	(1,880)
Catalent Inc.	(23)	(1,237)
Insulet Corporation	(23)	(2,760)
Ligand Pharmaceuticals Incorporated	(13)	(1,504)
Nektar Therapeutics	(3)	(120)
Perrigo Company Public Limited Company	(14)	(650)
Prestige Consumer Healthcare Inc.	(7)	(234)
Sage Therapeutics Inc.	(8)	(1,489)
Seattle Genetics Inc.	(6)	(397)
		(13,482)
Information Technology (3.9%)
Advanced Micro Devices, Inc.	(26)	(774)
Cognex Corp.	(26)	(1,268)
Cree Inc.	(14)	(768)
IPG Photonics Corporation	(5)	(721)
Littelfuse Inc.	(2)	(358)
Lumentum Holdings Inc.	(13)	(681)
Marvell Technology Group Ltd	(129)	(3,074)
Microchip Technology Inc.	(17)	(1,437)
Switch Inc - Class A	(52)	(681)
SYNNEX Corporation	(2)	(213)
Universal Display Corporation	(6)	(1,189)
ViaSat, Inc.	(17)	(1,383)
		(12,547)
Materials (3.4%)
Albemarle Corporation	(31)	(2,190)
Allegheny Technologies Incorporated	(36)	(914)
Chemours Co.	(6)	(149)
Commercial Metals Co.	(32)	(579)
Compass Minerals International, Inc.	(17)	(907)
Element Solutions, Inc.	(89)	(921)
Freeport-McMoRan Inc. - Class B	(71)	(830)

	Shares/Par[1]	Value ($)
International Flavors & Fragrances Inc.	(14)	(2,064)
Newmont Goldcorp Corporation	(5)	(209)
Olin Corp.	(27)	(584)
Royal Gold Inc.	(11)	(1,081)
United States Steel Corp.	(31)	(479)
		(10,907)
Financials (3.4%)
Home Bancshares Inc.	(17)	(321)
LendingTree, Inc.	(1)	(282)
Pinnacle Financial Partners, Inc.	(37)	(2,137)
Sterling Bancorp	(177)	(3,764)
SVB Financial Group	(3)	(572)
United Bankshares Inc.	(55)	(2,030)
Virtu Financial Inc. - Class A	(80)	(1,747)
		(10,853)
Industrials (3.3%)
BWXT Government Group, Inc.	(14)	(723)
Copa Holdings, S.A. - Class A	(2)	(234)
Granite Construction Inc.	(23)	(1,104)
Knight-Swift Transportation Holdings Inc. - Class A	(36)	(1,184)
Stericycle Inc.	(21)	(1,001)
TransDigm Group Inc.	(1)	(662)
Wabtec Corp.	(62)	(4,454)
Welbilt Inc.	(69)	(1,151)
		(10,513)
Consumer Staples (1.4%)
ConAgra Brands Inc.	(119)	(3,145)
Hain Celestial Group Inc.	(51)	(1,118)
Kraft Heinz Foods Co.	(7)	(212)
		(4,475)
Communication Services (0.3%)
Meredith Corp.	(13)	(717)
Zillow Group, Inc. - Class C	(7)	(335)
		(1,052)
Real Estate (0.1%)
Colony Capital, Inc. - Class A	(85)	(424)
Total Common Stocks (proceeds $95,296)		(98,226)
Total Securities Sold Short (30.6%) (proceeds $95,296)		(98,226)

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	21	September 2019	3,072	14	20

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 94.5%
Treasury Securities 49.7%
U.S. Treasury Bill
2.03%, 08/01/19 (a)	6,222	6,210
2.47%, 08/08/19 (a)	10,702	10,677
2.45%, 09/26/19 (a)	12,815	12,751
2.42%, 10/03/19 (a)	13,399	13,326
2.42%, 10/10/19 (a)	12,750	12,675
2.42%, 10/17/19 (a)	9,030	8,975
2.43%, 10/24/19 (a)	4,122	4,096
2.16%, 12/19/19 (a)	242	240
		68,950
	Shares/Par[1]	Value ($)
Investment Companies 44.8%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	20,626	20,626
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 2.28% (c)	41,550	41,550
		62,176
Total Short Term Investments (cost $131,076)		131,126
Total Investments 94.5% (cost $131,076)		131,126
Other Derivative Instruments (0.3)%		(419)
Other Assets and Liabilities, Net 5.8%		8,093
Total Net Assets 100.0%		138,800

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euribor	91	December 2019	EUR	22,835	1	26
3 Month Euribor	101	March 2020	EUR	25,341	3	37
3 Month Euribor	126	June 2020	EUR	31,608	5	53
3 Month Euribor	120	September 2020	EUR	30,093	5	60
3 Month Euribor	113	December 2020	EUR	28,328	5	63
3 Month Euribor	106	March 2021	EUR	26,581	4	44
3 Month Euribor	58	June 2021	EUR	14,553	2	10
3 Month Euroswiss	2	December 2019	CHF	504	—	1
3 Month Euroswiss	3	March 2020	CHF	756	—	1
3 Month Euroswiss	3	June 2020	CHF	756	—	1
90 Day Eurodollar	180	December 2019		43,881	(7)	259
90 Day Eurodollar	100	March 2020		24,412	(5)	161
90 Day Eurodollar	53	June 2020		12,947	(3)	88
90 Day Eurodollar	40	September 2020		9,771	(3)	74
90 Day Eurodollar	45	December 2020		10,995	(3)	81
90 Day Eurodollar	55	March 2021		13,462	(3)	78
90 Day Eurodollar	69	June 2021		16,958	(3)	23
90 Day Sterling	23	December 2019	GBP	2,851	—	—
90 Day Sterling	18	March 2020	GBP	2,233	—	(1)
90 Day Sterling	32	June 2020	GBP	3,970	(1)	—
90 Day Sterling	44	September 2020	GBP	5,460	(1)	(1)
90 Day Sterling	79	December 2020	GBP	9,792	(3)	8
90 Day Sterling	55	March 2021	GBP	6,823	(2)	—
90 Day Sterling	78	June 2021	GBP	9,675	(2)	(1)
AEX Index	7	July 2019	EUR	787	7	(3)
Australia 10 Year Bond	94	September 2019	AUD	13,425	19	54
Australia 3 Year Bond	561	September 2019	AUD	64,468	13	31
CAC 40 Index	140	July 2019	EUR	7,696	71	57
CAD/USD Spot Rate	160	September 2019		12,132	9	117
Canada 10 Year Bond	14	September 2019	CAD	1,979	(1)	16
Canadian Bankers' Acceptance	10	December 2019	CAD	2,455	(1)	(2)
Canadian Bankers' Acceptance	14	March 2020	CAD	3,440	(1)	(3)
Cocoa	18	September 2019	GBP	330	(4)	(6)
Cocoa	11	September 2019		278	(3)	(11)
Corn	29	September 2019		655	(30)	(39)
DAX Index	3	September 2019	EUR	930	11	—
Dow Jones Industrial Average Index	81	September 2019		10,713	19	57
Euro BOBL	130	September 2019	EUR	17,408	10	77
Euro Bund	42	September 2019	EUR	7,169	6	97
Euro Buxl 30 Year Bond	3	September 2019	EUR	587	(1)	24
Euro OAT	34	September 2019	EUR	5,501	5	118
Euro Schatz	284	September 2019	EUR	31,838	6	57
Euro STOXX 50 Price Index	165	September 2019	EUR	5,675	62	50
FTSA China 50 Index	91	July 2019		1,212	(1)	17
FTSE 100 Index	78	September 2019	GBP	5,723	29	32
FTSE/JSE Africa Top 40 Index	17	September 2019	ZAR	9,039	1	(9)
FTSE/MIB Index	2	September 2019	EUR	213	1	(1)
Gold, 100 Oz.	51	August 2019		7,092	9	118
IBEX 35 Index	6	July 2019	EUR	551	5	—
Italy Government BTP Bond	72	September 2019	EUR	9,268	44	452

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Japan 10 Year Bond	16	September 2019	JPY	2,455,497	16	57
JPY/USD Spot Rate	131	September 2019		15,293	(5)	(14)
Long Gilt	55	September 2019	GBP	7,131	(11)	45
MSCI Singapore Free Index	11	July 2019	SGD	411	—	3
MSCI Taiwan Index	35	July 2019		1,346	(8)	7
MXN/USD Spot Rate	203	September 2019		5,107	(12)	116
NASDAQ 100 Stock Index	88	September 2019		13,454	6	87
OMX 30 Index	107	July 2019	SEK	17,122	9	23
Palladium	2	September 2019		304	—	4
S&P 500 Index	74	September 2019		10,798	49	95
S&P/ASX 200 Index	140	September 2019	AUD	22,787	(108)	115
S&P/TSX 60 Index	83	September 2019	CAD	16,240	75	(9)
United States 10 Year Note	100	September 2019		12,615	3	182
United States 2 Year Note	133	October 2019		28,493	(5)	126
United States 5 Year Note	147	October 2019		17,155	—	214
United States Long Bond	56	September 2019		8,526	(7)	187
United States Ultra Bond	32	September 2019		5,528	(6)	154
Wheat	4	September 2019		106	(4)	(1)
					266	3,756
Short Contracts
Aluminum	(22)	September 2019		(980)	(5)	(10)
AUD/USD Spot Rate	(219)	September 2019		(15,187)	(33)	(222)
Brent Crude	(71)	July 2019		(4,438)	66	(158)
Copper	(12)	September 2019		(1,787)	(12)	(12)
Copper	(42)	September 2019		(2,843)	3	(7)
Cotton No. 2	(10)	December 2019		(332)	—	1
Crude Oil, WTI	(142)	August 2019		(7,857)	136	(445)
EUR/USD Spot Rate	(193)	September 2019		(27,469)	(8)	(146)
Gasoline, RBOB	(9)	August 2019		(657)	7	(60)
GBP/USD Spot Rate	(182)	September 2019		(14,497)	(49)	(5)
Hang Seng China Enterprises Index	(29)	July 2019	HKD	(15,577)	2	(17)
Hang Seng Index	(10)	July 2019	HKD	(14,105)	3	(19)
KC HRW Wheat	(9)	September 2019		(213)	9	5
KOSPI 200 Index	(10)	September 2019	KRW	(684,965)	2	(9)
Lean Hogs	(13)	August 2019		(430)	6	35
Live Cattle	(37)	September 2019		(1,556)	15	12
Low Sulfur Gasoil	(114)	August 2019		(6,552)	(11)	(259)
MSCI Emerging Markets Index	(2)	September 2019		(101)	—	(5)
Natural Gas	(355)	August 2019		(8,253)	57	59
New York Harbor ULSD	(28)	August 2019		(2,206)	26	(75)
Nickel	(11)	September 2019		(805)	(34)	(34)
Nikkei 225 Index	(12)	September 2019	JPY	(253,707)	—	(13)
NZD/USD Spot Rate	(120)	September 2019		(7,911)	(19)	(161)
Platinum	(17)	October 2019		(695)	(20)	(20)
Russell 2000 Index	(14)	September 2019		(1,075)	(12)	(22)
Silver	(9)	September 2019		(694)	(2)	4
Soybean	(5)	November 2019		(230)	(3)	(1)
Soybean Meal	(3)	December 2019		(97)	(1)	—
Soybean Oil	(1)	December 2019		(17)	—	—
Topix Index	(33)	September 2019	JPY	(511,937)	(6)	1
Zinc	(12)	September 2019		(752)	2	1
					119	(1,582)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	09/18/19	AUD	12	8	—
BRL/USD	CIT	09/18/19	BRL	3,081	797	(3)
BRL/USD	CIT	09/18/19	BRL	19,095	4,935	32
CAD/USD	CIT	09/18/19	CAD	44,728	34,207	335
CHF/USD	CIT	09/18/19	CHF	1,232	1,271	(2)
CHF/USD	CIT	09/18/19	CHF	13,738	14,173	235
CLP/USD	CIT	09/23/19	CLP	174,381	258	3
COP/USD	CIT	09/18/19	COP	668,518	206	1
EUR/USD	CIT	09/18/19	EUR	34	39	—
GBP/USD	CIT	09/18/19	GBP	873	1,112	(5)
GBP/USD	CIT	09/18/19	GBP	3,235	4,121	6
HKD/USD	CIT	09/18/19	HKD	2,242	287	1
HUF/USD	CIT	09/18/19	HUF	76,146	269	(1)
HUF/USD	CIT	09/18/19	HUF	431,173	1,526	9
IDR/USD	CIT	09/18/19	IDR	49,667,282	3,487	57
ILS/USD	CIT	09/18/19	ILS	147	42	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
INR/USD	CIT	09/18/19	INR	245,054	3,510	38
JPY/USD	CIT	09/18/19	JPY	1,204,894	11,241	51
KRW/USD	CIT	09/18/19	KRW	4,290,193	3,724	85
MXN/USD	CIT	09/18/19	MXN	13,201	686	7
NOK/USD	CIT	09/18/19	NOK	10,554	1,240	(3)
NOK/USD	CIT	09/18/19	NOK	8,406	989	12
NZD/USD	CIT	09/18/19	NZD	2,859	1,924	21
PHP/USD	CIT	09/18/19	PHP	108,381	2,107	45
PLN/USD	CIT	09/18/19	PLN	67,010	17,976	377
SEK/USD	CIT	09/18/19	SEK	7,120	771	(2)
SEK/USD	CIT	09/18/19	SEK	11,929	1,292	14
SGD/USD	CIT	09/18/19	SGD	1,025	759	—
TWD/USD	CIT	09/18/19	TWD	9,593	310	—
USD/AUD	CIT	09/18/19	AUD	(14,104)	(9,930)	(130)
USD/AUD	CIT	09/18/19	AUD	(22)	(15)	—
USD/BRL	CIT	09/18/19	BRL	(28,896)	(7,465)	(155)
USD/CAD	CIT	09/18/19	CAD	(5,642)	(4,313)	(102)
USD/CHF	CIT	09/18/19	CHF	(2,718)	(2,804)	(41)
USD/CHF	CIT	09/18/19	CHF	(117)	(116)	—
USD/CLP	CIT	09/23/19	CLP	(1,283,197)	(1,898)	(53)
USD/COP	CIT	09/18/19	COP	(2,207,046)	(684)	(19)
USD/COP	CIT	09/18/19	COP	(679,792)	(210)	1
USD/EUR	CIT	09/18/19	EUR	(34)	(39)	—
USD/GBP	CIT	09/18/19	GBP	(9,043)	(11,525)	(81)
USD/GBP	CIT	09/18/19	GBP	(6,923)	(8,823)	20
USD/HKD	CIT	09/18/19	HKD	(2,240)	(287)	—
USD/HUF	CIT	09/18/19	HUF	(610,640)	(2,160)	(43)
USD/ILS	CIT	09/18/19	ILS	(841)	(235)	—
USD/INR	CIT	09/18/19	INR	(27,822)	(399)	(4)
USD/INR	CIT	09/18/19	INR	(3,679)	(53)	—
USD/JPY	CIT	09/18/19	JPY	(180,585)	(1,683)	(19)
USD/JPY	CIT	09/18/19	JPY	(70,779)	(660)	1
USD/KRW	CIT	09/18/19	KRW	(29,917,088)	(25,977)	(655)
USD/KRW	CIT	09/18/19	KRW	(70,357)	(61)	—
USD/MXN	CIT	09/18/19	MXN	(13,200)	(677)	2
USD/NOK	CIT	09/18/19	NOK	(24,782)	(2,912)	(53)
USD/NZD	CIT	09/18/19	NZD	(7,999)	(5,376)	(119)
USD/PHP	CIT	09/18/19	PHP	(15,779)	(308)	(5)
USD/PHP	CIT	09/18/19	PHP	(3,088)	(60)	—
USD/PLN	CIT	09/18/19	PLN	(6,477)	(1,738)	(7)
USD/SEK	CIT	09/18/19	SEK	(63,051)	(6,826)	(152)
USD/SGD	CIT	09/18/19	SGD	(3,884)	(2,875)	(27)
USD/TWD	CIT	09/18/19	TWD	(126,903)	(4,108)	(63)
USD/TWD	CIT	09/18/19	TWD	(28,756)	(930)	—
USD/ZAR	CIT	09/18/19	ZAR	(104,260)	(7,325)	(258)
ZAR/USD	CIT	09/18/19	ZAR	110,052	7,730	159
					8,525	(490)

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
Sau Paulo Stock Exchange Index Future, Aug. 2019	MSC	08/14/19	BRL	3,492	—	16
Swiss Market Index Future, Sep. 2019	MSC	09/20/19	CHF	1,983	—	(13)
					—	3
Total return swap agreements - paying return
FUTURES
Coffee "C" Future, Sep. 2019	CGM	09/30/19		(764)	—	(57)
Cotton No. 2 Future, Dec. 2019	CGM	12/20/19		(459)	—	(4)
Soybean Future, Nov. 2019	CGM	11/18/19		(2,690)	—	(125)
Soybean Meal Future, Dec. 2019	CGM	12/17/19		(1,301)	—	10
Soybean Oil Future, Dec. 2019	CGM	12/24/19		(627)	—	(13)
Coffee "C" Future, Sep. 2019	MLP	09/30/19		(76)	—	(6)
Soybean Meal Future, Dec. 2019	MLP	12/17/19		(32)	—	—
					—	(195)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund *
COMMON STOCKS 97.7%
Japan 21.1%
Astellas Pharma Inc.	17	241
Chugai Pharmaceutical Co. Ltd.	-	13
Fast Retailing Co. Ltd.	-	182
Hino Motors Ltd.	2	15
JXTG Holdings, Inc.	35	177
KDDI Corp.	5	130
Mitsubishi UFJ Financial Group Inc.	64	307
Nippon Telegraph & Telephone Corp.	-	14
NTT Data Corp.	1	20
NTT DoCoMo Inc.	5	128
Takeda Pharmaceutical Co. Ltd.	4	128
Toyota Boshoku Corporation	1	9
Toyota Motor Corp.	2	106
Other Securities		3,806
		5,276
United Kingdom 13.2%
British American Tobacco P.L.C.	7	249
Compass Group PLC	6	144
Diageo PLC	9	377
GlaxoSmithKline PLC	18	369
Halma Public Limited Company	7	172
HSBC Holdings PLC	59	495
Unilever PLC	4	225
Other Securities		1,270
		3,301
Switzerland 10.7%
Nestle SA	5	551
Novartis AG	5	457
Roche Holding AG	2	543
Sika AG	1	235
Zurich Insurance Group AG	1	206
Other Securities		689
		2,681
France 10.6%
Dassault Systemes SA	1	218
Hermes International SCA	-	131
Kering SA	-	198
L'Oreal SA	1	319
LVMH Moet Hennessy Louis Vuitton SE	1	250
Orange SA	12	192
Total SA	3	173
Other Securities		1,180
		2,661
Germany 9.8%
Adidas AG	1	157
Allianz SE	1	359
Deutsche Post AG	7	245
Deutsche Telekom AG	9	159
SAP SE	2	322
Siemens AG	1	139
Siemens Healthineers AG (a)	1	23
Telefonica Deutschland Holding AG	17	47
Other Securities		991
		2,442
Australia 8.2%
Aristocrat Leisure Ltd.	6	137
BHP Group Plc	9	254
Commonwealth Bank of Australia	2	145
Macquarie Group Limited	2	181
Rio Tinto Ltd.	2	154
Other Securities		1,191
		2,062
Netherlands 6.9%
ING Groep N.V.	23	266
NN Group N.V.	3	122
Royal Dutch Shell PLC - Class A	10	316
Royal Dutch Shell PLC - Class B	5	173
Unilever N.V. - CVA	4	260
	Shares/Par[1]	Value ($)
Other Securities		579
		1,716
Sweden 3.3%
Aktiebolaget Volvo - Class B	15	239
Atlas Copco Aktiebolag - Class A	5	144
Other Securities		444
		827
Hong Kong 2.7%
AIA Group Limited	18	192
CK Hutchison Holdings Limited	22	222
Hang Seng Bank Ltd.	1	25
Other Securities		242
		681
Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA	32	180
Telefonica SA	27	222
Other Securities		234
		636
Denmark 2.4%
DSV A/S	2	203
Other Securities		401
		604
Finland 2.2%
Kone Corporation - Class B	4	224
Other Securities		320
		544
Singapore 1.3%
Other Securities		315
Italy 1.0%
Ferrari N.V.	1	203
Other Securities		40
		243
Belgium 0.6%
Other Securities		139
Portugal 0.3%
Other Securities		72
Norway 0.2%
Other Securities		61
Israel 0.2%
Other Securities		59
Austria 0.2%
Other Securities		47
New Zealand 0.1%
Other Securities		31
United States of America 0.1%
Other Securities		15
Macau 0.1%
Other Securities		13
Malta 0.0%
Other Securities		12
Total Common Stocks (cost $24,379)		24,438
PREFERRED STOCKS 0.3%
Germany 0.3%
Other Securities		75
Total Preferred Stocks (cost $76)		75
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	307	307
Total Short Term Investments (cost $307)		307
Total Investments 99.2% (cost $24,762)		24,820
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.8%		197
Total Net Assets 100.0%		25,020

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

the percentage of net assets of these liquid securities was $421 and 1.7%, respectively.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	5	September 2019	EUR	172	2	2
FTSE 100 Index	1	September 2019	GBP	73	—	—
Nikkei 225 Index	1	September 2019	JPY	10,583	1	1
					3	3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund *
COMMON STOCKS 57.1%
Communication Services 7.8%
Alphabet Inc. - Class A (a)	1	706
Alphabet Inc. - Class C (a)	55	59,207
Cellnex Telecom, S.A. (b)	496	18,382
Charter Communications, Inc. - Class A (a)	59	23,249
Comcast Corporation - Class A (c) (d)	795	33,621
Tencent Holdings Limited	495	22,338
Tencent Music Entertainment Group - Class A - ADR (a) (e)	3	41
Uber Technologies, Inc. (a) (e)	124	5,761
Verizon Communications Inc.	422	24,097
Vodafone Group Public Limited Company	11,801	19,354
Other Securities		74,720
		281,476
Health Care 7.6%
Anthem, Inc.	109	30,660
Gilead Sciences Inc.	209	14,089
Johnson & Johnson	215	29,941
Pfizer Inc.	558	24,176
UnitedHealth Group Incorporated	90	22,070
Other Securities		152,344
		273,280
Industrials 7.3%
East Japan Railway Co.	196	18,404
Emerson Electric Co. (d)	352	23,461
Koninklijke Philips Electronics NV	578	25,136
Raytheon Co.	160	27,896
Siemens AG	151	17,943
United Technologies Corp.	150	19,584
Other Securities		129,832
		262,256
Information Technology 6.2%
Apple Inc. (d)	226	44,789
FleetCor Technologies Inc. (a)	75	21,182
Microsoft Corp.	410	54,949
Taiwan Semiconductor Manufacturing Co. Ltd.	2,901	22,224
Other Securities		81,428
		224,572
Consumer Discretionary 6.0%
Alibaba Group Holding Limited - ADS (a) (d)	125	21,169
Amazon.com, Inc. (a)	17	32,483
Dollar Tree Inc. (a)	169	18,199
Maruti Suzuki India Ltd.	36	3,440
Rai Way S.P.A. (b)	704	4,218
Suzuki Motor Corp.	356	16,722
Other Securities		120,093
		216,324
Financials 5.7%
ABN AMRO Group N.V. - CVA (b)	1,024	21,913
Citigroup Inc.	137	9,620
HSBC Holdings PLC	1,429	11,929
JPMorgan Chase & Co. (d)	358	39,996
Marsh & McLennan Cos. Inc.	229	22,799
Wells Fargo & Co.	403	19,047
Other Securities		79,727
		205,031
Energy 5.6%
Exxon Mobil Corporation	242	18,509
Imperial Oil Ltd.	8	232
ONEOK Inc.	333	22,934
Royal Dutch Shell PLC - Class A	704	22,957
Royal Dutch Shell PLC - Class A	14	448
Royal Dutch Shell PLC - Class A - ADR (e)	184	11,943
Royal Dutch Shell PLC - Class B	11	353
TC Energy Corporation (e)	365	18,071
Williams Cos. Inc.	1,085	30,434
Other Securities		75,791
		201,672
	Shares/Par[1]	Value ($)
Consumer Staples 4.2%
Altria Group, Inc.	350	16,558
Colgate-Palmolive Co.	350	25,071
Danone	386	32,739
Nestle India Ltd.	-	9
Nestle SA	315	32,604
Other Securities		43,058
		150,039
Materials 2.7%
Air Products and Chemicals, Inc.	116	26,315
Other Securities		71,773
		98,088
Real Estate 2.2%
Other Securities		79,240
Utilities 1.8%
Electricite de France	-	6
NextEra Energy, Inc.	109	22,243
Other Securities		42,498
		64,747
Total Common Stocks (cost $1,863,095)		2,056,725
GOVERNMENT AND AGENCY OBLIGATIONS 27.2%
U.S. Treasury Securities 20.4%
U.S. Treasury Note
2.25%, 04/30/24	19,298	19,726
2.00%, 05/31/24	244,559	247,349
3.00%, 10/31/25	54,747	58,485
2.88%, 11/30/25	17,279	18,340
2.63%, 01/31/26	107,880	112,937
2.38%, 05/15/29 (c)	270,227	279,094
		735,931
Sovereign 4.5%
Bundesrepublik Deutschland
0.25%, 02/15/29, EUR	51,886	62,339
Republique Francaise Presidence
0.50%, 05/25/29, EUR	27,677	33,052
1.25%, 05/25/34, EUR	10,245	13,139
Segretariato Generale Della Presidenza Della Repubblica
3.00%, 08/01/29, EUR	18,448	22,753
Other Securities		28,515
		159,798
Treasury Inflation Indexed Securities 2.3%
U.S. Treasury Inflation Indexed Bond
0.50%, 04/15/24 (f)	66,744	67,567
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/23 (f)	16,126	16,313
		83,880
Total Government And Agency Obligations (cost $962,868)		979,609
CORPORATE BONDS AND NOTES 6.6%
Financials 2.8%
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (e) (g)	5,520	5,573
5.95%, (callable at 100 beginning 08/15/20) (g)	2,237	2,284
3.35%, 04/24/25	4,226	4,361
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (g) (h)	4,695	4,865
3.26%, 03/13/23 (i)	2,534	2,577
3.80%, 03/11/25 (h)	1,460	1,519
JPMorgan Chase & Co.
4.02%, 12/05/24	3,275	3,475
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,407	1,490
4.38%, 03/15/29	593	655
Wells Fargo & Company
3.07%, 01/24/23	491	498
3.75%, 01/24/24	1,573	1,655
3.20%, 06/17/27	8,331	8,486
Wells Fargo Bank, National Association
3.55%, 08/14/23	4,446	4,641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		58,820
		100,899
Health Care 0.9%
Gilead Sciences, Inc.
3.25%, 09/01/22	2,457	2,523
3.70%, 04/01/24	2,718	2,872
UnitedHealth Group Incorporated
3.70%, 12/15/25	584	621
Other Securities		26,638
		32,654
Information Technology 0.9%
Apple Inc.
3.35%, 02/09/27	4,289	4,506
3.20%, 05/11/27	4,121	4,299
Other Securities		22,860
		31,665
Communication Services 0.5%
Charter Communications Operating, LLC
4.46%, 07/23/22	2,392	2,511
Comcast Corporation
3.70%, 04/15/24	4,863	5,157
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (g)	1,885	1,930
Verizon Communications Inc.
3.50%, 11/01/24	2,732	2,867
Other Securities		6,244
		18,709
Energy 0.4%
The Williams Companies, Inc.
3.70%, 01/15/23	2,023	2,090
4.55%, 06/24/24	1,189	1,278
Other Securities		9,477
		12,845
Consumer Staples 0.3%
Altria Group, Inc.
3.49%, 02/14/22 (e)	705	724
3.80%, 02/14/24	1,397	1,457
4.40%, 02/14/26	5,513	5,893
Danone
2.59%, 11/02/23 (b)	2,520	2,531
Other Securities		1,074
		11,679
Consumer Discretionary 0.2%
Other Securities		8,570
Materials 0.2%
Other Securities		7,726
Industrials 0.2%
Other Securities		6,680
Utilities 0.1%
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,275	2,310
Other Securities		2,315
		4,625
Real Estate 0.1%
Other Securities		2,561
Total Corporate Bonds And Notes (cost $235,257)		238,613
PREFERRED STOCKS 1.0%
Communication Services 0.4%
Uber Technologies, Inc. (a) (j) (k) (l)	303	13,356
Other Securities		44
		13,400
Consumer Staples 0.3%
Other Securities		10,672
Information Technology 0.2%
Other Securities		5,430
Financials 0.1%
Wells Fargo & Co. - Series L, 7.50% (g) (h)	1	1,547
Other Securities		2,222
		3,769
	Shares/Par[1]	Value ($)
Health Care 0.0%
Other Securities		1,636
Materials 0.0%
Other Securities		86
Total Preferred Stocks (cost $27,221)		34,993
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 9.12%, (callable at 25 beginning 08/12/19)	117	3,217
Other Securities		3,283
Total Trust Preferreds (cost $6,476)		6,500
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Other Securities		3,273
Energy 0.0%
Other Securities		993
Total Senior Loan Interests (cost $4,399)		4,266
SHORT TERM INVESTMENTS 8.3%
Treasury Securities 7.0%
Cabinet Office, Government of Japan
-0.19%, 07/01/19, JPY (m)	1,938,050	17,976
-0.16%, 08/05/19, JPY (m)	3,590,550	33,308
-0.16%, 08/13/19, JPY (m)	5,990,800	55,576
-0.15%, 08/26/19, JPY (m)	2,410,250	22,361
U.S. Treasury Bill
2.38%, 07/25/19 (m)	20,000	19,970
2.33%, 07/30/19 (m)	6,050	6,039
2.03%, 08/01/19 (m)	13,000	12,974
2.19%, 08/06/19 (m)	85,000	84,816
		253,020
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (n) (o)	47,915	47,915
Total Short Term Investments (cost $298,419)		300,935
Total Investments 100.5% (cost $3,397,735)		3,621,641
Total Securities Sold Short (0.1)% (proceeds $2,996)		(2,309)
Total Purchased Options 0.5% (cost $22,416)		18,018
Other Derivative Instruments (0.4)%		(13,084)
Other Assets and Liabilities, Net (0.5)%		(21,193)
Total Net Assets 100.0%		3,603,073

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $76,805 and 2.1%, respectively.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) All or a portion of the security was on loan.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Convertible security.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m) The coupon rate represents the yield to maturity.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Information Technology (0.1%)
SUMCO Corporation	(193)	(2,309)
Total Common Stocks (proceeds $2,996)		(2,309)
Total Securities Sold Short (0.1%) (proceeds $2,996)		(2,309)

Summary of Investments by Country^	Total Long Term Investments
United States of America	65.5%
Japan	7.4
France	4.3
Germany	3.9
Netherlands	2.9
United Kingdom	2.3
Canada	2.0
China	1.6
Taiwan	1.4
Italy	1.3
Switzerland	1.1
India	1.1
Hong Kong	0.9
Australia	0.9
Brazil	0.7
Singapore	0.6
Spain	0.6
South Korea	0.5
Argentina	0.4
United Arab Emirates	0.2
Thailand	0.2
Denmark	0.1
Ireland	0.1
Indonesia	—
Czech Republic	—
Portugal	—
Chile	—
Sweden	—
Luxembourg	—
Malaysia	—
Mexico	—
Finland	—
South Africa	—
Turkey	—
Norway	—
Macau	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares Gold Trust Fund	26,566	51,833	78,226	—	(2,589)	2,416	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bio City Development Company B.V., 0.00%, 07/06/18	01/06/12	708	63	—
Commonwealth of Australia, 3.00%, 03/21/47	05/25/17	7,251	9,048	0.2
Fieldwood Energy Inc.	05/16/18	353	454	—
Fieldwood Energy Inc.	05/16/18	149	123	—
Grand Round, Inc. - Series C	04/01/15	1,774	1,636	—
Inversiones Alsacia S.A., 0.00%, 04/22/21	12/31/14	1,859	62	—
Jawbone Inc.	01/31/17	—	—	—
Lookout, Inc.	03/05/15	237	13	—
Lookout, Inc. - Series F	09/22/14	3,242	2,015	0.1
Palantir Technologies Inc. - Series I	06/27/14	3,142	3,336	0.1
Quintis Limited	11/02/18	1,905	2,938	0.1
Quintis Ltd, 8.00%, 10/01/26	11/02/18	428	410	—
Quintis Ltd, 12.00%, 10/01/28	11/02/18	7,624	7,316	0.2
REI Agro Limited, 0.00%, 11/13/14	11/13/11	184	—	—
REI Agro Limited, 0.00%, 11/13/14	02/08/12	606	—	—
Uber Technologies, Inc.	06/09/14	4,702	13,356	0.4
		34,164	40,770	1.1

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	451	September 2019		23,509	(61)	245

Short Contracts
Euro STOXX 50 Price Index	(15)	September 2019	EUR	(516)	(6)	(4)
FTSE 100 Index	(4)	September 2019	GBP	(293)	(1)	(2)
NASDAQ 100 Stock Index	(9)	September 2019		(1,381)	(1)	(4)
Nikkei 225 Index	(676)	September 2019	JPY	(7,185,129)	(298)	(143)
S&P 500 Index	(125)	September 2019		(18,284)	(83)	(117)
					(389)	(270)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/20/24	(9,080)	684	7	65

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	MSC	Call		0.71	07/11/19	AUD	51,366,000	96
EUR/USD Spot Rate	BOA	Call		1.14	07/12/19	EUR	71,917,000	393
GBP/USD Spot Rate	UBS	Call		1.34	10/08/19	GBP	59,181,000	155
USD/JPY Spot Rate	BNP	Call	JPY	108.50	07/11/19		35,956,000	85
								729
Index Options
Euro STOXX 50 Price Index	BNP	Call	EUR	3,525.00	07/19/19		3,010	54
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	10/18/19		2,510	102
Euro STOXX 50 Price Index	CSI	Call	EUR	3,600.00	03/20/20		998	95
Euro STOXX 50 Price Index	JPM	Call	EUR	3,450.00	08/16/19		3,082	260
Euro STOXX 50 Price Index	UBS	Call	EUR	3,475.00	07/26/19		3,220	162
Euro STOXX 50 Price Index	UBS	Call	EUR	3,500.00	07/19/19		4,368	129
Euro STOXX 600 Banks Price Index	BCL	Call	EUR	110.00	03/19/21		46,599	104
Euro STOXX 600 Banks Price Index	UBS	Call	EUR	110.00	06/18/21		59,234	123
NASDAQ 100 Stock Index	BCL	Call		7,950.00	07/19/19		1,045	33
NASDAQ 100 Stock Index	CIT	Call		7,825.00	07/19/19		1,517	110
NASDAQ 100 Stock Index	MSC	Call		7,800.00	07/12/19		4,096	247
S&P 500 Index	BOA	Call		2,995.00	07/19/19		32,380	345
S&P 500 Index	BOA	Call		2,985.00	07/19/19		4,835	66

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
S&P 500 Index	GSC	Call		2,975.00	07/19/19	4,629	91
S&P 500 Index	GSC	Call		2,970.00	07/05/19	32,114	375
S&P 500 Index	NSI	Call		2,975.00	08/30/19	5,461	266
S&P 500 Index	SGB	Call		2,975.00	09/20/19	7,281	450
Topix Index	BNP	Call	JPY	194.04	03/13/20	3,556,337	1
Topix Index	BOA	Call	JPY	191.28	12/13/19	2,633,004	—
Topix Index	MSC	Call	JPY	191.28	12/13/19	4,976,232	—
Topix Index	MSC	Call	JPY	192.04	04/10/20	3,164,627	1
							3,014
Interest Rate Swaptions[10]
3M LIBOR, 09/24/29	NSI	Call		2.15	09/20/19	182,166,000	895

Options on Securities
Agilent Technologies, Inc.	NSI	Call		71.00	01/17/20	50,635	379
Alibaba Group Holding Limited	BOA	Call		162.50	01/17/20	22,196	458
Alibaba Group Holding Limited	CIT	Call		167.00	11/22/19	25,786	402
Alphabet Inc.	JPM	Call		1,225.00	01/17/20	6,404	167
Anadarko Petroleum Corporation	CSI	Call		67.50	01/17/20	67,341	353
Apple Inc.	MSC	Call		185.00	09/20/19	19,861	363
Apple Inc.	MSC	Call		180.00	12/20/19	47,255	1,191
BP P.L.C.	NSI	Call		45.00	01/17/20	315,430	274
CVS Health Corporation	JPM	Call		78.50	01/17/20	47,369	9
Emerson Electric Co.	BOA	Call		65.00	12/20/19	118,617	581
Facebook, Inc.	UBS	Call		195.00	12/20/19	59,743	986
Facebook, Inc.	UBS	Call		185.00	09/20/19	29,723	490
FedEx Corporation	CIT	Call		170.00	10/18/19	23,759	187
FedEx Corporation	CSI	Call		162.00	01/17/20	51,726	799
Halliburton Company	CIT	Call		50.00	01/17/20	129,663	—
Johnson & Johnson	BOA	Call		155.00	01/17/20	48,028	70
JPMorgan Chase & Co.	CGM	Call		114.50	01/17/20	47,400	234
Lowe`s Companies, Inc.	NSI	Call		98.00	01/17/20	41,418	389
Lowe`s Companies, Inc.	NSI	Call		97.50	10/18/19	39,893	310
Marathon Petroleum Corporation	CIT	Call		64.00	01/17/20	146,644	364
Marathon Petroleum Corporation	MSC	Call		55.00	12/20/19	105,441	566
Qualcomm Incorporated	CIT	Call		71.00	01/17/20	65,093	618
Qualcomm Incorporated	MSC	Call		70.00	10/18/19	62,082	546
Schlumberger Omnes, Inc.	CSI	Call		45.00	01/17/20	88,040	136
Schlumberger Omnes, Inc.	UBS	Call		70.00	01/17/20	108,421	2
SPDR Gold Shares	JPM	Call		136.00	08/16/19	121,940	236
SPDR Gold Shares	MSC	Call		128.00	07/19/19	58,108	325
SPDR Gold Shares	SGB	Call		126.00	09/20/19	152,413	1,273
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,894.87	12/11/20	110,932	14
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,816.24	09/11/20	111,041	14
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	4,756.33	03/13/20	137,345	6
Taiwan Semiconductor Manufacturing Co Ltd	CSI	Call		40.00	01/17/20	82,845	228
The Kroger Co.	NSI	Call		25.00	01/17/20	118,340	94
Total SA	UBS	Call		70.00	09/20/19	237,909	2
							12,066
Spread Options
USD ICE 2 Year Swap Rate Index	GSC	Call		0.00	08/27/20	294,058,000	843
USD ICE 2 Year Swap Rate Index	GSC	Call		0.00	02/27/20	290,815,000	471
							1,314

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
GBP/USD Spot Rate	UBS	Put		1.25	10/08/19	GBP	59,181,000	(601)
USD/ZAR Spot Rate	BOA	Call	ZAR	15.25	09/25/19		10,634,000	(104)
								(705)
Index Options
Euro STOXX 600 Banks Price Index	UBS	Call	EUR	135.00	06/18/21		59,234	(28)
Euro STOXX 600 Banks Price Index	BCL	Put	EUR	110.23	03/19/21		41,110	(1,419)
Euro STOXX 600 Banks Price Index	UBS	Put	EUR	106.38	06/18/21		41,826	(1,432)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
S&P 500 Index	NSI	Put		2,725.00	08/30/19	2,700	(53)
S&P 500 Index	SGB	Put		2,645.00	09/20/19	3,613	(69)
Topix Index	BNP	Call	JPY	237.47	03/13/20	3,556,337	—
Topix Index	BOA	Call	JPY	221.29	12/13/19	2,633,004	—
Topix Index	MSC	Call	JPY	221.29	12/13/19	4,976,232	—
Topix Index	MSC	Call	JPY	233.87	04/10/20	3,164,627	—
Topix Index	BNP	Put	JPY	155.80	03/13/20	3,556,337	(706)
Topix Index	BOA	Put	JPY	156.59	12/13/19	2,633,004	(521)
Topix Index	MSC	Put	JPY	156.59	12/13/19	4,976,232	(984)
Topix Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(765)
							(5,977)
Interest Rate Swaptions[10]
3M LIBOR, 07/29/24	GSC	Call		1.55	07/25/19	45,580,000	(48)
3M LIBOR, 09/27/24	GSC	Call		1.55	09/25/19	45,580,000	(185)
3M LIBOR, 12/31/24	GSC	Call		1.55	12/27/19	30,380,000	(199)
3M LIBOR, 09/24/29	NSI	Call		1.90	09/20/19	182,166,000	(311)
							(743)
Options on Securities
Agilent Technologies, Inc.	NSI	Call		81.00	01/17/20	50,635	(134)
Agilent Technologies, Inc.	NSI	Put		61.00	01/17/20	44,082	(54)
Alibaba Group Holding Limited	BOA	Call		202.50	01/17/20	22,196	(125)
Alibaba Group Holding Limited	CIT	Call		195.00	11/22/19	25,786	(134)
Alibaba Group Holding Limited	BOA	Put		135.00	01/17/20	14,799	(55)
Alibaba Group Holding Limited	CIT	Put		140.00	11/22/19	16,761	(55)
Alphabet Inc.	JPM	Put		860.00	01/17/20	6,404	(78)
Anadarko Petroleum Corporation	CSI	Call		76.00	01/17/20	67,341	(31)
Apple Inc.	MSC	Call		215.00	09/20/19	19,861	(71)
Apple Inc.	MSC	Call		200.00	12/20/19	47,255	(625)
BP P.L.C.	NSI	Put		36.00	01/17/20	315,430	(261)
Comcast Corporation	CGM	Call		37.50	01/17/20	117,715	(683)
CVS Health Corporation	JPM	Put		56.00	01/17/20	47,369	(255)
Emerson Electric Co.	BOA	Call		75.00	12/20/19	118,617	(112)
Emerson Electric Co.	BOA	Put		55.00	12/20/19	59,308	(58)
Facebook, Inc.	UBS	Call		225.00	12/20/19	59,743	(341)
FedEx Corporation	CIT	Call		195.00	10/18/19	23,759	(36)
FedEx Corporation	CSI	Call		190.00	01/17/20	51,726	(255)
FedEx Corporation	CIT	Put		140.00	10/18/19	11,879	(31)
FedEx Corporation	CSI	Put		130.00	01/17/20	29,225	(97)
Johnson & Johnson	BOA	Put		109.00	01/17/20	48,028	(62)
JPMorgan Chase & Co.	CGM	Call		125.50	01/17/20	47,400	(70)
Lowe`s Companies, Inc.	NSI	Call		115.00	10/18/19	39,893	(50)
Lowe`s Companies, Inc.	NSI	Call		115.00	01/17/20	41,418	(114)
Lowe`s Companies, Inc.	NSI	Put		82.50	10/18/19	29,550	(28)
Lowe`s Companies, Inc.	NSI	Put		80.00	01/17/20	29,585	(52)
Marathon Petroleum Corporation	CIT	Call		73.00	01/17/20	146,644	(136)
Marathon Petroleum Corporation	MSC	Call		65.00	12/20/19	105,441	(195)
Marathon Petroleum Corporation	CIT	Put		49.00	01/17/20	146,644	(437)
Marathon Petroleum Corporation	MSC	Put		46.00	12/20/19	75,095	(137)
Qualcomm Incorporated	CIT	Call		86.00	01/17/20	65,093	(206)
Qualcomm Incorporated	MSC	Call		85.00	10/18/19	62,082	(134)
Qualcomm Incorporated	CIT	Put		57.00	01/17/20	32,546	(42)
Schlumberger Omnes, Inc.	CSI	Put		33.00	01/17/20	88,040	(124)
Sumitomo Mitsui Financial Group, Inc.	MSC	Call	JPY	5,679.90	03/13/20	137,345	—
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,832.77	03/13/20	137,345	(336)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(260)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(298)
Taiwan Semiconductor Manufacturing Co Ltd	CSI	Put		35.50	01/17/20	41,423	(65)
The Kroger Co.	NSI	Put		21.00	01/17/20	59,194	(96)
							(6,333)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	07/25/19	EUR	7,521	8,572	77
EUR/USD	BOA	09/12/19	EUR	15,529	17,767	195
EUR/USD	CIT	09/13/19	EUR	15,683	17,945	243
EUR/USD	GSC	09/20/19	EUR	15,609	17,869	69
GBP/USD	JPM	07/19/19	GBP	11,749	14,934	(539)
GBP/USD	JPM	08/16/19	GBP	13,253	16,868	(330)
GBP/USD	BOA	08/23/19	GBP	7,048	8,973	(34)
JPY/USD	JPM	07/01/19	JPY	1,014,850	9,413	248
JPY/USD	MSC	07/01/19	JPY	1,938,050	17,976	(44)
JPY/USD	GSC	07/25/19	JPY	3,824,350	35,537	1,093
JPY/USD	BNP	08/16/19	JPY	2,911,872	27,102	321
NOK/USD	UBS	08/01/19	NOK	55,877	6,557	77
USD/AUD	BOA	07/25/19	AUD	(8,158)	(5,732)	15
USD/EUR	JPM	09/13/19	EUR	(31,680)	(36,249)	(51)
USD/EUR	BOA	09/19/19	EUR	(23,225)	(26,586)	(246)
USD/INR	CIT	08/30/19	INR	(625,312)	(8,990)	(128)
USD/JPY	MSC	07/01/19	JPY	(2,952,900)	(27,389)	(683)
ZAR/USD	BOA	07/25/19	ZAR	77,358	5,471	80
ZAR/USD	CIT	09/19/19	ZAR	149,029	10,465	534
					110,503	897

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)

AAC Technologies Holdings Inc. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(31,000)	(168)	(8)
Activision Blizzard, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,269)	(151)	(4)
Advanced Micro Devices, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(16,554)	(544)	42
AmerisourceBergen Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(149)	(12)	—
Aptiv PLC (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,923)	(385)	(13)
Autohome Inc. (E)	JPM	Federal Funds Effective Rate -0.62% (M)	TBD	(2,326)	(217)	18
Baker Hughes, a GE Company, LLC (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,372)	(59)	—
Bolloré (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(12,850)	(57)	—
Boston Scientific Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(8,654)	(364)	(8)
Brilliance China Automotive Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(240,000)	(254)	(12)
Brown-Forman Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(307)	(18)	1
BT Group PLC (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(45,934)	(121)	7
Cenovus Energy Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(48,627)	(402)	(28)
China Evergrande Group (E)	CGM	Federal Funds Effective Rate -1.50% (M)	TBD	(6,000)	(17)	—
China Gas Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(11,400)	(38)	(5)
China Molybdenum Co.,Ltd (E)	CGM	Federal Funds Effective Rate -1.00% (M)	TBD	(123,000)	(39)	(2)
China Southern Airlines Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(254,000)	(163)	(16)
China State Construction International Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(364,000)	(370)	(4)
Coles Group Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(1,038)	(9)	—
Conagra Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(12,201)	(357)	34
Concho Resources Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,305)	(230)	(7)
Constellation Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(843)	(162)	(4)
Continental Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,557)	(227)	—
Daiichi Sankyo Company, Ltd (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,300)	(131)	10
Daimler AG (E)	CGM	Federal Funds Effective Rate -0.50% (M)	TBD	(4,500)	(245)	(5)
Daimler AG (E)	JPM	Federal Funds Effective Rate -0.28% (M)	TBD	(4,664)	(256)	(3)
Deere & Company (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,434)	(215)	(24)
Digital Realty Trust, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(964)	(119)	3
Digital Realty Trust, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,307)	(153)	(3)
Dish Network Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,729)	(144)	1
Dominion Energy, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,653)	(210)	5
FamilyMart UNY Holdings Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(7,600)	(177)	(4)
Fast Retailing Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(600)	(357)	(6)
Fortescue Metals Group Ltd (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(2,570)	(15)	(2)
Fortive Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(996)	(80)	(1)
Freeport-McMoRan Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(36,551)	(414)	(10)
Galaxy Entertainment Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(29,000)	(189)	(6)
Geely Automobile Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(10,000)	(17)	(1)
Great Wall Motor Company Limited (E)	CGM	Federal Funds Effective Rate -2.00% (M)	TBD	(148,000)	(107)	1
Hess Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(509)	(30)	(3)
Hormel Foods Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(13,385)	(564)	22
Hotai Motor Co., Ltd. (E)	CGM	Federal Funds Effective Rate -1.25% (M)	TBD	(11,000)	(186)	6
Huazhu Group Limited (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(12,149)	(415)	(26)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.95% (M)	TBD	(22,638)	(412)	(55)
JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Linde Public Limited Company (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,220)	(450)	3
Line Corporation (E)	CGM	Federal Funds Effective Rate -1.00% (M)	TBD	(4,700)	(132)	1
Line Corporation (E)	CGM	Federal Funds Effective Rate -2.50% (M)	TBD	(4,200)	(117)	—
Makita Corporation (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,300)	(45)	1
mBank Spólka Akcyjna (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(51)	(6)	—
Meituan Dianping (E)	CGM	Federal Funds Effective Rate -0.59% (M)	TBD	(17,300)	(141)	(11)
Neste Oyj (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(438)	(15)	—
Nippon Paint Holdings Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(5,100)	(205)	6
Nippon Paint Holdings Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(4,400)	(171)	—
NVIDIA Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(997)	(152)	(12)
Pembina Pipeline Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(4,289)	(158)	(3)
Petroleo Brasileiro S/A Petrobras. (E)	JPM	Federal Funds Effective Rate -0.10% (M)	TBD	(999)	(8)	—
PGE Polska Grupa Energetyczna S.A. (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(2,436)	(6)	—
Reckitt Benckiser Group PLC (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(242)	(20)	—
Saputo Inc. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,346)	(70)	(1)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(1,500)	(4)	—
Shenzhou International Group Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(14,000)	(173)	(19)
Shopify Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,218)	(379)	13
Sino Biopharmaceutical Limted (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(93,000)	(93)	(2)
SMC Corporation (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(700)	(244)	(17)
SoftBank Group Corp (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(200)	(19)	9
Square, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,874)	(132)	(4)
Sunny Optical Technology (Group) Company Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(27,000)	(249)	(30)
Suzano S.A. (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(29,155)	(235)	(14)
Swisscom AG (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(363)	(183)	1
T. Rowe Price Group, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(904)	(97)	(4)
Tesla Inc. (E)	JPM	Federal Funds Effective Rate -1.12% (M)	TBD	(1,646)	(350)	(16)
The Clorox Company (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(334)	(52)	1
The Sherwin-Williams Company (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(454)	(212)	4
The Sherwin-Williams Company (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(500)	(236)	7
Vipshop (China) Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(5,867)	(44)	(7)
Volkswagen Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,386)	(400)	(2)
Volkswagen Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.50% (M)	TBD	(3,065)	(523)	(4)
WorldPay SF, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,642)	(202)	—
Wuxi Biologics Cayman Inc (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(20,000)	(177)	(2)
Xiaomi Corporation (E)	CGM	Federal Funds Effective Rate -1.25% (M)	TBD	(464,400)	(592)	(3)
ZTE Corporation (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(22,800)	(64)	(1)
Zto Express Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(27,579)	(525)	(2)
						(218)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[9]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURES
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	249
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20	815	—	189
				—	438

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 99.3%
United States of America 27.9%
Albemarle Corporation	110	7,749
Anadarko Petroleum Corporation	45	3,184
Concho Resources Inc.	31	3,157
ConocoPhillips	181	11,006
Deere & Co.	68	11,215
EOG Resources, Inc.	83	7,718
Exxon Mobil Corporation	322	24,702
FMC Corp.	258	21,384
Graphic Packaging Holding Co.	640	8,948
Ingredion Inc.	102	8,447
Marathon Petroleum Corporation	124	6,902
Newmont Goldcorp Corporation	139	5,348
Packaging Corp. of America	148	14,123
Pioneer Natural Resources Co.	37	5,727
Tractor Supply Co.	114	12,449
Trimble Inc. (a)	282	12,720
Tyson Foods Inc. - Class A	174	14,068
Valero Energy Corporation	78	6,639
Williams Cos. Inc.	177	4,966
		190,452
Canada 21.0%
Barrick Gold Corporation	1,421	22,403
Curaleaf Holdings, Inc. (a) (b)	821	5,848
First Quantum Minerals Ltd.	1,530	14,535
Franco-Nevada Corporation	89	7,587
Great Panther Mining Limited (a) (b)	1,326	1,134
Neo Lithium Corp. (a) (b) (c)	5,286	2,664
Nutrien Ltd. (b)	622	33,247
Stelco Holdings Inc. (b)	999	11,595
Suncor Energy Inc.	472	14,724
Teck Resources Ltd. - Class B	824	19,005
Wheaton Precious Metals Corp.	425	10,267
		143,009
United Kingdom 15.4%
Anglo American PLC	1,154	32,966
BP P.L.C.	5,257	36,685
Cairn Energy PLC (a)	1,231	2,710
Fresnillo PLC	818	9,039
Rio Tinto PLC	378	23,407
		104,807
Australia 8.0%
BHP Group PLC	1,409	36,050
Newcrest Mining Ltd.	470	10,581
OZ Minerals Ltd.	1,131	7,961
		54,592
Netherlands 5.5%
Royal Dutch Shell PLC - Class B	1,144	37,497
France 5.5%
Total SA	667	37,370
Brazil 4.8%
JBS S/A	2,212	12,132
Vale S.A. - ADR	1,542	20,729
		32,861
Ireland 3.5%
Glambia Plc	605	9,857
Kerry Group Plc - Class A	117	13,985
		23,842
Russian Federation 1.9%
Gazprom OAO Via Gaz Capital SA - ADR	1,008	7,393
Public Joint Stock Company Polyus - GDR	117	5,400
		12,793
Italy 1.8%
ENI SpA	723	12,045
Belgium 1.3%
Umicore (b)	278	8,931
China 1.2%
CNOOC Limited	4,693	7,995
	Shares/Par[1]	Value ($)
Switzerland 1.0%
Nestle SA	64	6,610
Ghana 0.5%
Kosmos Energy Ltd.	576	3,612
Total Common Stocks (cost $666,497)		676,416
SHORT TERM INVESTMENTS 7.1%
Securities Lending Collateral 6.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	43,965	43,965
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	4,362	4,362
Total Short Term Investments (cost $48,327)		48,327
Total Investments 106.4% (cost $714,824)		724,743
Other Assets and Liabilities, Net (6.4)%		(43,313)
Total Net Assets 100.0%		681,430

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.0%
Information Technology 32.7%
Adobe Inc. (a)	328	96,589
ASML Holding - ADR	351	73,014
Autodesk, Inc. (a)	303	49,329
Intuit Inc.	349	91,241
Keysight Technologies, Inc. (a)	338	30,383
MasterCard Incorporated - Class A	608	160,778
Microsoft Corp.	1,632	218,690
Paypal Holdings, Inc. (a)	513	58,726
PTC Inc. (a)	384	34,469
Salesforce.Com, Inc. (a)	710	107,763
ServiceNow, Inc. (a)	289	79,318
Visa Inc. - Class A	1,063	184,458
Xilinx Inc.	313	36,909
		1,221,667
Consumer Discretionary 16.8%
Alibaba Group Holding Limited - ADS (a)	318	53,852
Amazon.com, Inc. (a)	173	327,570
Booking Holdings Inc. (a)	11	20,717
Burlington Stores Inc. (a)	240	40,761
Domino's Pizza, Inc.	175	48,641
Ferrari N.V.	73	11,784
MercadoLibre S.R.L (a)	143	87,267
Nike Inc. - Class B	434	36,479
		627,071
Health Care 15.7%
Align Technology, Inc. (a)	268	73,276
Becton, Dickinson and Company	188	47,309
Boston Scientific Corp. (a)	1,746	75,048
Centene Corporation (a)	368	19,281
Illumina Inc. (a)	169	62,191
Intuitive Surgical, Inc. (a)	121	63,363
IQVIA Inc. (a)	325	52,350
UnitedHealth Group Incorporated	469	114,377
Vertex Pharmaceuticals Incorporated (a)	214	39,275
Zoetis Inc. - Class A	330	37,400
		583,870
Communication Services 12.3%
Alphabet Inc. - Class A (a)	92	99,387
Facebook, Inc. - Class A (a)	451	87,147
IAC/InterActiveCorp (a)	353	76,852
Netflix, Inc. (a)	303	111,198
Tencent Holdings Limited	1,889	85,297
		459,881
Industrials 10.9%
CoStar Group, Inc. (a)	197	109,012
	Shares/Par[1]	Value ($)
Honeywell International Inc.	143	25,050
Roper Industries Inc.	131	48,058
The Boeing Company	244	89,007
TransUnion	522	38,398
Union Pacific Corp.	349	59,056
Xylem Inc.	466	38,942
		407,523
Financials 3.6%
CME Group Inc.	324	62,912
S&P Global Inc.	317	72,263
		135,175
Materials 3.0%
Linde Public Limited Company	30	5,998
Sherwin-Williams Co.	116	53,129
Vulcan Materials Co.	367	50,378
		109,505
Consumer Staples 2.2%
Constellation Brands, Inc. - Class A	419	82,535
Real Estate 1.8%
SBA Communications Corporation (a)	304	68,327
Total Common Stocks (cost $2,555,636)		3,695,554
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (b) (c) (d)	1,246	8,113
Total Preferred Stocks (cost $7,639)		8,113
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	35,605	35,605
Total Short Term Investments (cost $35,605)		35,605
Total Investments 100.2% (cost $2,598,880)		3,739,272
Other Assets and Liabilities, Net (0.2)%		(6,154)
Total Net Assets 100.0%		3,733,118

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/10/14	7,639	8,113	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund *
COMMON STOCKS 98.0%
Financials 17.7%
American Express Company (a)	41	5,016
Berkshire Hathaway Inc. - Class B (a) (b) (c)	55	11,652
Citigroup Inc. (a)	54	3,800
Everest Re Group, Ltd. (a)	16	4,067
ING Groep N.V.	414	4,803
KeyCorp (a)	249	4,425
The Allstate Corporation (a)	40	4,113
The Goldman Sachs Group, Inc.	20	3,996
Wells Fargo & Co. (a)	116	5,506
Other Securities		26,177
		73,555
Information Technology 14.4%
Capgemini SA	28	3,540
Cisco Systems, Inc. (a)	108	5,890
Hitachi Ltd.	141	5,168
Microsoft Corp. (a) (c)	105	14,049
Oracle Corporation (c)	162	9,227
Other Securities		22,182
		60,056
Health Care 12.5%
Cigna Corp. (a) (c)	23	3,678
CVS Health Corp. (a)	76	4,156
Johnson & Johnson (c)	34	4,753
Laboratory Corporation of America Holdings (a) (b) (c)	20	3,441
McKesson Corporation (a)	27	3,611
Medtronic Public Limited Company	76	7,407
Novo Nordisk A/S - Class B	133	6,769
Pfizer Inc. (a) (c)	121	5,251
Other Securities		12,965
		52,031
Communication Services 11.1%
Alphabet Inc. - Class C (a) (b)	7	7,800
Comcast Corporation - Class A (a) (c)	195	8,263
Fox Corporation - Class A	160	5,860
Nippon Telegraph & Telephone Corp.	120	5,576
Verizon Communications Inc. (a) (c)	128	7,288
Walt Disney Co. (a)	25	3,437
Other Securities		7,956
		46,180
Industrials 9.9%
Eaton Corporation Public Limited Company (a)	54	4,495
Masco Corp. (a) (c)	86	3,364
United Parcel Service Inc. - Class B (a) (c)	33	3,387
United Technologies Corp. (a) (c)	33	4,286
Other Securities		25,650
		41,182
Energy 9.0%
Canadian Natural Resources Ltd.	226	6,089
	Shares/Par[1]	Value ($)
Diamondback Energy, Inc.	32	3,504
Parsley Energy Inc. - Class A (a) (b)	182	3,460
Pioneer Natural Resources Co. (a)	27	4,163
Royal Dutch Shell PLC - Class A	182	5,937
Total SA	137	7,672
Other Securities		6,702
		37,527
Consumer Staples 7.6%
Danone	81	6,860
Imperial Brands PLC	253	5,943
Seven & I Holdings Co., Ltd.	98	3,309
Other Securities		15,491
		31,603
Materials 7.6%
Barrick Gold Corp.	340	5,364
Corteva, Inc. (b)	112	3,306
CRH public limited company	139	4,549
DuPont de Nemours, Inc	75	5,601
Graphic Packaging Holding Co. (a)	333	4,649
MOS Holdings Inc.	157	3,926
Other Securities		4,119
		31,514
Consumer Discretionary 5.9%
Sony Corp.	86	4,514
Other Securities		20,187
		24,701
Utilities 1.4%
Vistra Energy Corp. (a)	250	5,666
Real Estate 0.9%
Mitsubishi Estate Co. Ltd.	201	3,743
Total Common Stocks (cost $397,288)		407,758
PREFERRED STOCKS 0.7%
Energy 0.7%
Other Securities		2,750
Total Preferred Stocks (cost $2,625)		2,750
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	9,637	9,637
Total Short Term Investments (cost $9,637)		9,637
Total Investments 101.0% (cost $409,550)		420,145
Total Securities Sold Short (48.4)% (proceeds $188,046)		(201,283)
Other Derivative Instruments (1.5)%		(6,088)
Other Assets and Liabilities, Net 48.9%		203,325
Total Net Assets 100.0%		416,099

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (48.4%)
COMMON STOCKS (48.3%)
Industrials (7.7%)
AAON, Inc.	(35)	(1,747)
AO Smith Corp.	(50)	(2,351)
Axone Intelligence Inc.	(20)	(1,266)
CIMIC Group Limited	(66)	(2,072)
Geberit AG	(2)	(1,063)
Healthcare Services Group Inc.	(49)	(1,474)
Hertz Global Holdings, Inc.	(94)	(1,499)
John Bean Technologies Corp.	(7)	(800)
LATAM Airlines Group S.A. - ADR	(108)	(1,012)
Melrose Holdings Limited	(489)	(1,124)
Middleby Corp.	(8)	(1,079)
MISUMI Group Inc.	(58)	(1,457)
Nidec Corp.	(17)	(2,402)
OC Oerlikon Corporation AG, Pfaffikon	(122)	(1,496)
Renishaw P L C	(37)	(1,982)
	Shares/Par[1]	Value ($)
Ryanair Holdings Public Limited Company	(132)	(1,516)
Siemens Gamesa Renewable Energy, S.A.	(48)	(803)
SiteOne Landscape Supply, Inc.	(12)	(813)
TransDigm Group Inc.	(3)	(1,506)
Trex Company, Inc.	(19)	(1,373)
Triumph Group Inc.	(41)	(930)
VAT Group AG (a)	(13)	(1,560)
Weir Group PLC(The)	(42)	(831)
		(32,156)
Consumer Discretionary (7.3%)
Autoliv, Inc.	(21)	(1,455)
Carvana Co. - Class A	(32)	(2,013)
Chegg Inc.	(25)	(967)
Choice Hotels International Inc.	(24)	(2,082)
Cracker Barrel Old Country Store, Inc.	(5)	(780)
Dorman Products Inc.	(16)	(1,375)
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	(199)	(2,287)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hermes International SCA	(2)	(1,326)
iRobot Corp.	(15)	(1,392)
Leggett & Platt Inc.	(57)	(2,170)
McDonald's Holdings Co. Japan Ltd.	(31)	(1,358)
MercadoLibre S.R.L	(1)	(885)
Monro Inc.	(9)	(744)
Norwegian Cruise Line Holdings Ltd.	(21)	(1,152)
Pinduoduo Inc. - ADR	(47)	(965)
Tesla Inc.	(11)	(2,360)
Texas Roadhouse Inc.	(33)	(1,790)
Tiffany & Co.	(16)	(1,452)
Vail Resorts, Inc.	(8)	(1,787)
Wayfair Inc. - Class A	(14)	(2,115)
		(30,455)
Financials (6.7%)
Cohen & Steers, Inc.	(17)	(859)
Community Bank System Inc.	(41)	(2,678)
Credit Agricole SA	(92)	(1,102)
Credit Suisse Group AG	(139)	(1,662)
CVB Financial Corp.	(78)	(1,639)
Focus Financial Partners Inc. - Class A	(49)	(1,350)
Hamilton Lane Inc. - Class A	(21)	(1,222)
Hargreaves Lansdown PLC	(43)	(1,049)
Hiscox Ltd.	(111)	(2,389)
K.K.R. Co., Inc.	(67)	(1,686)
MarketAxess Holdings Inc.	(6)	(1,944)
RLI Corp.	(33)	(2,870)
Shopify Inc. - Class A	(6)	(1,732)
Standard Chartered PLC	(117)	(1,059)
Trustmark Corp.	(49)	(1,624)
Westamerica Bancorp	(34)	(2,123)
WisdomTree Investments, Inc.	(126)	(775)
		(27,763)
Information Technology (5.9%)
2U, Inc.	(15)	(575)
AAC Technologies Holdings Inc.	(244)	(1,386)
Appian Corporation - Class A	(28)	(996)
Blackbaud, Inc.	(11)	(955)
Cognex Corp.	(30)	(1,440)
Cree Inc.	(32)	(1,789)
Guidewire Software, Inc.	(19)	(1,903)
Manhattan Associates Inc.	(22)	(1,494)
Mercari, Inc.	(52)	(1,375)
MongoDB, Inc. - Class A	(8)	(1,246)
Power Integrations Inc.	(26)	(2,121)
PTC Inc.	(16)	(1,416)
Pure Storage, Inc. - Class A	(39)	(600)
Universal Display Corporation	(7)	(1,304)
Wisetech Global Limited	(66)	(1,294)
Workday, Inc. - Class A	(7)	(1,424)
Workiva Inc. - Class A	(20)	(1,171)
Yaskawa Electric Corp.	(61)	(2,085)
		(24,574)
Materials (5.1%)
Ball Corporation	(35)	(2,442)
Compass Minerals International, Inc.	(34)	(1,872)
Eastman Chemical Co.	(18)	(1,382)
Fortescue Metals Group Ltd.	(262)	(1,661)
GCP Applied Technologies Inc.	(40)	(901)
Gerdau SA - ADR	(566)	(2,203)
Greif Inc. - Class A	(39)	(1,254)
International Flavors & Fragrances Inc.	(11)	(1,657)
Martin Marietta Materials Inc.	(7)	(1,632)
Quaker Chemical Corp.	(5)	(969)
RPM International Inc.	(24)	(1,486)
Tokai Carbon Co., Ltd.	(108)	(1,122)
Umicore	(80)	(2,572)
		(21,153)
Energy (4.2%)
Antero Midstream Corporation	(119)	(1,368)
	Shares/Par[1]	Value ($)
Apache Corporation	(28)	(821)
Callon Petroleum Company	(134)	(880)
Delek US Holdings, Inc.	(30)	(1,204)
Helmerich & Payne Inc.	(28)	(1,423)
Matador Resources Co.	(137)	(2,714)
Range Resources Corporation	(211)	(1,472)
TC Energy Corporation	(47)	(2,326)
U.S. Silica Holdings, Inc.	(67)	(855)
Williams Cos. Inc.	(75)	(2,098)
Woodside Petroleum Ltd.	(85)	(2,164)
		(17,325)
Consumer Staples (4.1%)
AEON Co. Ltd.	(111)	(1,918)
Calbee,Inc.	(25)	(679)
Casey's General Stores Inc.	(9)	(1,359)
Colruyt SA	(28)	(1,632)
Golden Agri-Resources Ltd.	(3,952)	(846)
Hormel Foods Corp.	(81)	(3,294)
Kikkoman Corp.	(34)	(1,468)
MGPI Processing, Inc.	(11)	(751)
National Beverage Corp.	(11)	(510)
Pigeon Corp.	(25)	(1,019)
Remy Cointreau SA	(8)	(1,155)
The A2 Milk Company (Export) Limited	(133)	(1,289)
Treasury Wine Estates Limited	(128)	(1,345)
		(17,265)
Health Care (3.1%)
Ain Holdings Inc	(18)	(1,033)
Align Technology, Inc.	(9)	(2,494)
Allogene Therapeutics, Inc.	(33)	(893)
Covetrus, Inc.	(29)	(719)
Exact Sciences Corporation	(13)	(1,570)
Genmab A/S	(7)	(1,300)
Nevro Corp.	(18)	(1,175)
Select Medical Holdings Corporation	(70)	(1,109)
Tabula Rasa HealthCare Inc.	(25)	(1,241)
Teladoc Health, Inc.	(19)	(1,281)
		(12,815)
Communication Services (2.9%)
ASOS Plc	(27)	(873)
Cogent Communications Group, Inc.	(26)	(1,542)
Line Corporation	(31)	(881)
Netflix, Inc.	(6)	(2,383)
Pinterest, Inc. - Class A	(52)	(1,408)
Tencent Holdings Limited	(37)	(1,653)
World Wrestling Entertainment, Inc. - Class A	(19)	(1,345)
Zillow Group, Inc. - Class A	(41)	(1,874)
		(11,959)
Utilities (0.7%)
Hong Kong & China Gas Co. Ltd.	(541)	(1,200)
Severn Trent PLC	(66)	(1,718)
		(2,918)
Real Estate (0.6%)
Iron Mountain Incorporated	(50)	(1,569)
Public Storage	(5)	(1,148)
		(2,717)
Total Common Stocks (proceeds $188,046)		(201,100)
RIGHTS (0.1%)
Hertz Global Holdings, Inc. (b)	(94)	(183)
Total Rights (proceeds $-)		(183)
Total Securities Sold Short (48.4%) (proceeds $188,046)		(201,283)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,560 and 0.4%, respectively.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
United States of America	55.4%
Japan	9.5
United Kingdom	6.9
France	6.3
Ireland	4.0
Canada	3.8
Netherlands	3.3
Denmark	2.2
Brazil	1.3
Switzerland	1.3
Finland	0.8
Bermuda	0.7
South Africa	0.7
Sweden	0.7
Spain	0.6
Poland	0.6
Mexico	0.5
Hungary	0.5
Hong Kong	0.5
South Korea	0.4
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Berkshire Hathaway Inc.	Call	200.00	09/20/19	431	(692)
Biogen Inc.	Call	240.00	01/17/20	136	(285)
Chubb Limited	Call	140.00	01/17/20	193	(234)
Cigna Holding Company	Call	160.00	01/17/20	153	(198)
Comcast Corporation	Call	40.00	01/17/20	1,223	(486)
Johnson & Johnson	Call	145.00	01/17/20	272	(113)
Laboratory Corporation of America Holdings	Call	145.00	08/16/19	199	(578)
Masco Corporation	Call	38.00	01/17/20	699	(287)
Microsoft Corporation	Call	130.00	01/17/20	500	(573)
NetApp, Inc.	Call	65.00	01/17/20	218	(90)
Oracle Corporation	Call	52.50	09/20/19	1,087	(554)
Pfizer Inc.	Call	44.00	09/20/19	1,033	(113)
PulteGroup, Inc.	Call	30.00	01/17/20	744	(279)
United Parcel Service, Inc.	Call	100.00	01/17/20	328	(282)
United Technologies Corporation	Call	140.00	01/17/20	158	(63)
United Technologies Corporation	Call	120.00	01/17/20	171	(245)
Verizon Communications Inc.	Call	57.50	01/17/20	1,275	(328)
					(5,400)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BBH	07/02/19	JPY	46,968	436	—
JPY/USD	BBH	07/03/19	JPY	23,956	222	—
USD/JPY	BBH	07/01/19	JPY	(40,787)	(378)	—
					280	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)

Afterpay Touch Group Limited (E)	MSC	Reserve Bank of Australia Overnight Rate -4.75% (M)	TBD	(38,256)	AUD	(814)	(102)
AU Optronics Corp (E)	MBL	Federal Funds Effective Rate -3.00% (M)	TBD	(2,921,000)		(839)	(36)
Axis Bank Limited (E)	MSC	Federal Funds Effective Rate -2.38% (M)	TBD	(12,665)		(703)	(34)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(8,029)		(1,408)	(20)
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(507,000)		(640)	(14)
Eclat Textile Corporation Ltd. (E)	MBL	Federal Funds Effective Rate -5.00% (M)	TBD	(109,000)		(1,400)	2
First Financial Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(60,154)		(1,821)	(36)
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -7.45% (M)	TBD	(152,000)		(1,169)	(105)
LG Chem, Ltd. (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(4,161)		(1,212)	(65)
Pearson Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(128,987)	GBP	(1,071)	17
Pennon Group Plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(221,239)	GBP	(1,704)	77
Prosperity Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(33,514)		(2,111)	(117)
PT Unilever Indonesia, Tbk. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(741,800)		(2,362)	(39)
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(4,523)		(1,198)	(56)
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -11.00% (M)	TBD	(15,385)		(719)	59
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(35,463)		(2,401)	(186)
Usinas Siderurgicas de Minas Gerais S/A - Usiminas. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(644,100)		(1,466)	(33)
							(688)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.1%
United Kingdom 27.4%
AstraZeneca PLC	530	43,302
Aviva PLC	4,487	23,749
Barclays Plc	22,222	42,342
BP P.L.C.	5,314	37,077
British American Tobacco P.L.C.	1,246	43,569
Carnival Plc	213	9,469
Johnson Matthey PLC	371	15,705
Linde Public Limited Company	252	50,635
Lloyds Banking Group PLC	20,308	14,622
Micro Focus International PLC	872	22,875
Relx PLC	393	9,543
Rolls-Royce Holdings plc (a)	3,522	37,627
SSE PLC	2,199	31,324
Vodafone Group Public Limited Company	14,976	24,562
		406,401
Japan 14.9%
East Japan Railway Co.	348	32,638
Fanuc Ltd.	215	39,962
Japan Airlines Co., Ltd	51	1,636
KDDI Corp.	1,792	45,572
Sompo Holdings, Inc.	597	23,063
Sumitomo Mitsui Financial Group Inc.	555	19,634
Takeda Pharmaceutical Co. Ltd.	1,659	58,958
		221,463
Switzerland 8.1%
ABB Ltd.	2,433	48,892
Compagnie Financiere Richemont SA	98	8,336
Novartis AG	369	33,688
Roche Holding AG	101	28,428
		119,344
Germany 7.8%
BASF SE	684	49,821
Deutsche Post AG	885	29,090
SAP SE	269	37,009
		115,920
Netherlands 6.0%
Akzo Nobel N.V.	349	32,806
ING Groep N.V.	1,433	16,612
Royal Dutch Shell PLC - Class B	1,194	39,114
		88,532
France 5.9%
BNP Paribas SA	602	28,610
Carrefour SA (b)	777	15,011
Danone	88	7,438
	Shares/Par[1]	Value ($)
Total SA	655	36,724
		87,783
Canada 5.8%
Canadian Imperial Bank of Commerce (b)	139	10,936
EnCana Corp.	5,067	26,001
Gildan Activewear Inc.	772	29,888
Manulife Financial Corp.	1,093	19,854
		86,679
China 5.7%
Baidu, Inc. - Class A - ADR (a)	239	28,002
China Merchants Holdings International Co. Ltd.	4,807	8,181
China Mobile Ltd.	5,248	47,706
		83,889
South Korea 5.2%
Samsung Electronics Co. Ltd.	832	33,856
SK innovation Co., Ltd.	45	6,249
SK Telecom Co. Ltd.	166	37,198
		77,303
Italy 3.5%
UniCredit S.p.A.	4,234	52,036
Ireland 1.0%
Ryanair Holdings Plc - ADR (a)	234	15,010
Spain 0.8%
CaixaBank, S.A.	4,136	11,848
Total Common Stocks (cost $1,473,806)		1,366,208
PREFERRED STOCKS 4.9%
Germany 4.9%
Volkswagen AG (c)	436	73,495
Total Preferred Stocks (cost $66,459)		73,495
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	34,470	34,470
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	11,676	11,676
Total Short Term Investments (cost $46,146)		46,146
Total Investments 100.1% (cost $1,586,411)		1,485,849
Other Assets and Liabilities, Net (0.1)%		(1,988)
Total Net Assets 100.0%		1,483,861

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BNY	07/03/19	JPY	50,778	471	—
USD/JPY	SSB	07/01/19	JPY	(15,271)	(142)	—
USD/JPY	BNY	07/02/19	JPY	(15,350)	(142)	—
					187	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 96.7%
Information Technology 30.1%
Adobe Inc. (a)	80	23,500
Akamai Technologies, Inc. (a)	204	16,349
Apple Inc.	85	16,736
IHS Markit Ltd. (a)	211	13,416
Microsoft Corp.	288	38,536
Nutanix, Inc. - Class A (a)	227	5,895
NVIDIA Corporation	54	8,818
Oracle Corporation	310	17,633
Palo Alto Networks Inc. (a)	59	11,933
Paypal Holdings, Inc. (a)	35	3,955
QUALCOMM Inc.	191	14,564
Splunk Inc. (a)	100	12,585
Texas Instruments Incorporated	115	13,205
Visa Inc. - Class A	204	35,435
VMware Inc. - Class A	58	9,782
		242,342
Communication Services 14.7%
Alphabet Inc. - Class A (a)	8	8,594
Alphabet Inc. - Class C (a)	20	21,816
Comcast Corporation - Class A	375	15,840
Facebook, Inc. - Class A (a)	218	42,100
Uber Technologies, Inc. (a) (b)	182	8,461
Walt Disney Co.	155	21,604
		118,415
Consumer Discretionary 14.1%
Advance Auto Parts, Inc.	80	12,323
Alibaba Group Holding Limited - ADS (a)	78	13,302
Amazon.com, Inc. (a)	28	52,113
Chipotle Mexican Grill Inc. (a)	16	11,906
GrubHub Inc. (a)	111	8,691
Home Depot Inc.	75	15,511
		113,846
Health Care 12.5%
Alexion Pharmaceuticals, Inc. (a)	110	14,451
BioMarin Pharmaceutical Inc. (a)	105	9,035
Johnson & Johnson	99	13,812
Thermo Fisher Scientific Inc.	64	18,732
UnitedHealth Group Incorporated	102	24,796
Zoetis Inc. - Class A	173	19,652
		100,478
Industrials 7.4%
C.H. Robinson Worldwide, Inc.	58	4,933
Caterpillar Inc.	68	9,269
Honeywell International Inc.	101	17,566
United Parcel Service Inc. - Class B	131	13,550
WW Grainger Inc.	52	13,872
		59,190
Consumer Staples 6.0%
Anheuser-Busch InBev - ADR (b)	173	15,335
Coca-Cola Co.	202	10,297
Costco Wholesale Corporation	55	14,480
McCormick & Co. Inc.	52	8,003
		48,115
Financials 5.0%
American Express Company	113	13,996
BlackRock, Inc.	27	12,516
Charles Schwab Corp.	347	13,963
		40,475
Materials 3.7%
Ecolab Inc.	80	15,756
Linde Public Limited Company	68	13,742
		29,498
Real Estate 1.9%
Equinix, Inc.	30	15,383
Energy 1.3%
Pioneer Natural Resources Co.	69	10,665
Total Common Stocks (cost $632,681)		778,407
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 5.2%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	33,556	33,556
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	8,074	8,074
Total Short Term Investments (cost $41,630)		41,630
Total Investments 101.9% (cost $674,311)		820,037
Other Assets and Liabilities, Net (1.9)%		(15,664)
Total Net Assets 100.0%		804,373

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund *
CORPORATE BONDS AND NOTES 77.6%
Communication Services 14.1%
Altice France
6.25%, 05/15/24 (a)	1,900	1,957
Cablevision Systems Corporation
5.88%, 09/15/22	6,000	6,348
CCO Holdings, LLC
5.88%, 04/01/24 (a)	1,750	1,829
5.38%, 05/01/25 (a)	8,000	8,281
CenturyLink, Inc.
5.80%, 03/15/22	1,750	1,828
6.75%, 12/01/23 (b)	4,000	4,322
7.50%, 04/01/24 (b)	1,400	1,547
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	3,000	3,063
CSC Holdings, LLC
5.13%, 12/15/21 (a)	1,500	1,500
5.50%, 05/15/26 (a)	2,500	2,625
DISH DBS Corporation
6.75%, 06/01/21	1,250	1,311
5.88%, 07/15/22	3,750	3,809
5.00%, 03/15/23	2,650	2,544
Iheartcommunications, Inc.
8.38%, 05/01/27	600	628
Sirius XM Radio Inc.
5.38%, 04/15/25 (a)	5,750	5,939
Sprint Communications, Inc.
6.00%, 11/15/22	900	938
Sprint Corporation
7.25%, 09/15/21	8,750	9,303
7.88%, 09/15/23	3,000	3,262
7.13%, 06/15/24	750	796
T-Mobile USA, Inc.
6.00%, 03/01/23	1,800	1,841
6.00%, 04/15/24	2,000	2,086
5.13%, 04/15/25	750	781
Other Securities		32,392
		98,930
Financials 12.7%
Acrisure, LLC
8.13%, 02/15/24 (a)	2,500	2,580
Ally Financial Inc.
4.13%, 02/13/22	1,000	1,024
5.75%, 11/20/25	3,250	3,602
Altice Financing S.A.
6.63%, 02/15/23 (a)	2,250	2,306
CIT Group Inc.
5.00%, 08/15/22	5,250	5,557
Credit Acceptance Corporation
6.13%, 02/15/21	3,000	3,008
7.38%, 03/15/23	2,044	2,122
Diamond Finance International Limited
7.13%, 06/15/24 (a)	5,000	5,278
Icahn Enterprises L.P.
6.25%, 02/01/22	2,775	2,851
6.38%, 12/15/25	3,475	3,552
Level 3 Financing, Inc.
5.38%, 01/15/24	4,785	4,885
5.25%, 03/15/26	1,000	1,036
Nexstar Escrow Corporation
5.63%, 08/01/24 (a)	2,500	2,588
Nielsen Finance LLC
5.00%, 04/15/22 (a)	5,000	4,995
SLM Corporation
7.25%, 01/25/22	500	541
6.13%, 03/25/24	7,750	7,940
Springleaf Finance Corporation
5.63%, 03/15/23	2,250	2,390
6.13%, 03/15/24	500	538
7.13%, 03/15/26	4,375	4,775
Other Securities		27,608
		89,176
	Shares/Par[1]	Value ($)
Consumer Discretionary 10.5%
Altice S.A.
7.75%, 05/15/22 (a)	439	446
AV Homes, Inc.
6.63%, 05/15/22	3,500	3,626
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,250	3,435
Lennar Corporation
4.75%, 05/30/25	4,250	4,500
MGM Resorts International
5.75%, 06/15/25 (b)	6,500	7,066
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,278
Videotron ltee
5.00%, 07/15/22	3,500	3,674
Other Securities		47,584
		73,609
Health Care 9.3%
Bausch Health Companies Inc.
7.00%, 03/15/24 (a)	5,000	5,313
6.13%, 04/15/25 (a)	4,500	4,590
Centene Corporation
5.63%, 02/15/21	700	713
4.75%, 01/15/25	3,300	3,405
Community Health Systems, Inc.
8.00%, 11/15/19	1,000	989
5.13%, 08/01/21 (b)	500	492
6.25%, 03/31/23	2,800	2,695
8.63%, 01/15/24 (a)	1,750	1,754
HCA Inc.
5.88%, 05/01/23	8,500	9,240
5.38%, 02/01/25	1,300	1,403
Mallinckrodt International Finance S.A.
4.88%, 04/15/20 (a) (b)	750	724
5.75%, 08/01/22 (a) (b)	1,750	1,497
5.63%, 10/15/23 (a) (b)	1,000	756
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/23 (a)	1,625	1,727
Tenet Healthcare Corporation
8.13%, 04/01/22	1,500	1,575
6.75%, 06/15/23	1,500	1,508
5.13%, 05/01/25	500	505
6.25%, 02/01/27 (a)	7,500	7,725
Other Securities		18,695
		65,306
Energy 8.5%
Antero Resources Corporation
5.13%, 12/01/22	3,750	3,600
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	3,426
Other Securities		52,502
		59,528
Industrials 6.9%
Bombardier Inc.
6.00%, 10/15/22 (a)	2,500	2,511
7.50%, 03/15/25 (a)	2,500	2,510
Herc Rentals Inc.
7.50%, 06/01/22 (a)	2,450	2,544
Hertz Vehicle Financing II LP
5.88%, 10/15/20	4,375	4,381
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a)	1,476	1,550
5.25%, 04/15/24 (a)	1,000	1,018
The ADT Security Corporation
3.50%, 07/15/22	350	349
4.13%, 06/15/23	4,400	4,402
TransDigm Inc.
6.00%, 07/15/22	3,000	3,038
6.25%, 03/15/26 (a)	1,000	1,048
United Airlines Holdings Inc.
4.88%, 01/15/25	4,500	4,621
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,114

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
6.75%, 08/15/24 (a)	1,425	1,519
Other Securities		18,248
		48,853
Materials 6.7%
Ardagh Packaging Finance Public Limited Company
4.63%, 05/15/23 (a)	4,000	4,072
Freeport-McMoRan Inc.
4.55%, 11/14/24	7,550	7,721
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	6,850	6,979
Other Securities		28,236
		47,008
Information Technology 4.6%
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,463
5.45%, 12/15/24 (c)	1,800	1,836
Seagate HDD Cayman
4.75%, 06/01/23	2,500	2,577
4.75%, 01/01/25	1,000	1,011
Xerox Corporation
4.50%, 05/15/21	2,500	2,560
4.13%, 03/15/23 (d)	1,750	1,783
Other Securities		20,850
		32,080
Real Estate 1.6%
iStar Inc.
5.25%, 09/15/22	3,050	3,121
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,750	1,885
Other Securities		6,085
		11,091
Consumer Staples 1.5%
Other Securities		10,431
Utilities 1.2%
Calpine Corporation
5.88%, 01/15/24 (a)	2,750	2,821
5.50%, 02/01/24	1,500	1,493
Other Securities		4,500
		8,814
Total Corporate Bonds And Notes (cost $540,362)		544,826
SENIOR LOAN INTERESTS 19.1%
Consumer Discretionary 4.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (e)	262	260
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (e)	327	324
CSC Holdings, LLC
2018 Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/12/26 (e)	398	392
Other Securities		29,668
		30,644
Financials 3.4%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (e)	704	700
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (e)	498	486
iStar, Inc.
2016 Term Loan B, 5.13%, (3M LIBOR + 2.75%), 06/30/20 (e)	110	110
2016 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 06/30/20 (e)	108	108
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (e)	710	704
Other Securities		21,737
		23,845
	Shares/Par[1]	Value ($)
Health Care 2.7%
Mallinckrodt International Finance S.A.
USD Term Loan B, 5.35%, (3M LIBOR + 2.75%), 09/24/24 (e)	262	235
2018 Term Loan B, 5.53%, (3M LIBOR + 3.00%), 02/24/25 (e)	175	158
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (e)	466	466
Other Securities		18,302
		19,161
Information Technology 2.6%
Other Securities		18,138
Industrials 2.2%
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (e) (f)	101	100
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (e)	41	40
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (e)	336	333
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (e)	431	423
XPO Logistics, Inc.
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 02/23/25 (e)	791	784
Other Securities		13,381
		15,061
Communication Services 1.3%
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (e)	237	231
CSC Holdings, LLC
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (e)	165	165
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (e) (f)	283	283
Mission Broadcasting, Inc.
2018 Term Loan B3, 4.69%, (3M LIBOR + 2.25%), 01/17/24 (e)	46	45
Nexstar Broadcasting, Inc.
2018 Term Loan B3, 4.68%, (3M LIBOR + 2.25%), 01/18/24 (e)	229	227
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (e) (f)	426	424
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (e)	52	51
2018 Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (e)	444	439
Other Securities		7,149
		9,014
Materials 1.3%
Other Securities		8,900
Energy 0.5%
Other Securities		3,752
Real Estate 0.3%
Other Securities		2,408
Consumer Staples 0.2%
Other Securities		1,689
Utilities 0.2%
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (e)	595	592
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (e)	50	50
Other Securities		489
		1,131
Total Senior Loan Interests (cost $137,506)		133,743

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Energy 0.0%
Other Securities		40
Total Common Stocks (cost $1,972)		40
GOVERNMENT AND AGENCY OBLIGATIONS 0.0%
Sovereign 0.0%
Other Securities		11
Total Government And Agency Obligations (cost $16)		11
WARRANTS 0.0%
Other Securities		4
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (g) (h) (i) (j)	102	—
T-Mobile USA Inc. Escrow (g) (h) (i) (j)	3,600	—
T-Mobile USA, Inc. (g) (h) (i) (j)	175	—
T-Mobile USA, Inc. (g) (h) (i) (j)	2	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.4%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (k) (l)	23,447	23,447
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (k) (l)	21,671	21,671
Total Short Term Investments (cost $45,118)		45,118
Total Investments 103.1% (cost $724,984)		723,742
Other Assets and Liabilities, Net (3.1)%		(21,665)
Total Net Assets 100.0%		702,077

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $236,983 and 33.8%, respectively.

(b) All or a portion of the security was on loan.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(g) Non-income producing security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cemex Finance LLC, 6.00%, 04/01/24	03/20/18	771	773	0.1
Clearwater Seafoods Incorporated, 6.88%, 05/01/25	04/24/17	1,094	1,078	0.1
Norbord Inc., 5.75%, 07/15/27	06/20/19	600	606	0.1
Salem Media Group, Inc., 6.75%, 06/01/24	06/20/19	1,434	1,290	0.2
Townsquare Media, Inc., 6.50%, 04/01/23	03/23/17	1,132	1,141	0.2
Viking Cruises Limited, 6.25%, 05/15/25	09/14/16	952	1,030	0.1
		5,983	5,918	0.8

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Avalign Technologies, Inc. – Delayed Draw Term Loan	54	—
Mister Car Wash Holdings, Inc. – 2019 Term Loan B	12	—
Pearl Intermediate Parent LLC – 2018 Delayed Draw Term Loan	26	(1)
VT Topco, Inc. – 2019 Delayed Draw Term Loan	7	—
Wrench Group LLC – 2018 Delayed Draw Term Loan	67	—
	166	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund *
COMMON STOCKS 99.1%
Japan 23.1%
Hino Motors Ltd.	3	25
Nippon Telegraph & Telephone Corp.	1	42
NTT Data Corp.	2	25
NTT DoCoMo Inc.	4	86
Sony Corp.	4	199
Toyota Motor Corp.	10	628
Other Securities		13,032
		14,037
United Kingdom 12.7%
AstraZeneca PLC - ADR	5	206
BP P.L.C. - ADR	15	608
Diageo PLC - ADR	1	147
GlaxoSmithKline PLC - ADR	5	220
HSBC Holdings PLC - ADR	7	291
Lloyds Banking Group PLC	212	153
Rio Tinto Plc - ADR	3	202
Unilever NV - ADR	3	205
Unilever PLC - ADR	3	157
Other Securities		5,543
		7,732
Canada 8.5%
Bank of Montreal	3	193
Canadian National Railway Company	2	160
Canadian Natural Resources Ltd.	8	218
Magna International Inc.	4	196
Royal Bank of Canada	4	326
Suncor Energy Inc.	8	252
The Toronto-Dominion Bank	3	183
Turquoise Hill Resources Ltd. (a)	8	10
Other Securities		3,662
		5,200
France 8.2%
Compagnie Generale des Etablissements Michelin	1	180
Danone	2	149
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	170
LVMH Moet Hennessy Louis Vuitton SE	1	264
Peugeot SA	6	147
Total SA	11	636
VINCI	1	150
Other Securities		3,309
		5,005
Switzerland 8.0%
Alcon AG (a)	1	76
Glencore PLC	63	219
Nestle SA	8	843
Novartis AG	4	351
Roche Holding AG	2	427
Other Securities		2,936
		4,852
Germany 7.7%
Allianz SE	1	168
BASF SE	4	275
Bayer AG	1	91
Covestro AG (b)	2	119
Daimler AG	5	291
Deutsche Telekom AG	11	188
Volkswagen AG	-	36
Other Securities		3,499
		4,667
Australia 7.2%
BHP Group Plc	8	240
BHP Group PLC	6	159
Commonwealth Bank of Australia	3	179
National Australia Bank Ltd.	9	163
Other Securities		3,611
		4,352
	Shares/Par[1]	Value ($)
Netherlands 4.0%
Airbus SE	1	184
ING Groep N.V.	9	99
Koninklijke Ahold Delhaize N.V.	8	191
NN Group N.V.	2	61
Royal Dutch Shell PLC - Class B - ADR	7	471
Other Securities		1,451
		2,457
Hong Kong 2.9%
AIA Group Limited	15	160
Hang Seng Bank Ltd.	3	82
Other Securities		1,498
		1,740
Sweden 2.8%
Other Securities		1,703
Italy 2.8%
Enel SpA	22	155
ENI SpA	15	244
Finecobank Banca Fineco SPA	5	50
UniCredit S.p.A.	10	128
Other Securities		1,106
		1,683
Spain 1.7%
Banco Santander SA	54	249
Other Securities		798
		1,047
Denmark 1.6%
Novo Nordisk A/S - Class B	4	224
Other Securities		745
		969
Finland 1.5%
Other Securities		895
Belgium 1.3%
Anheuser-Busch InBev	2	212
Other Securities		605
		817
Singapore 0.9%
Other Securities		537
Ireland 0.9%
Other Securities		530
Norway 0.8%
Other Securities		462
Israel 0.6%
Other Securities		366
United States of America 0.5%
Other Securities		310
Austria 0.5%
Other Securities		277
New Zealand 0.3%
Other Securities		184
Portugal 0.3%
Other Securities		157
Luxembourg 0.2%
Other Securities		103
Jersey 0.1%
Other Securities		48
China 0.0%
Other Securities		23
Faroe Islands 0.0%
Other Securities		22
United Arab Emirates 0.0%
Other Securities		22
Macau 0.0%
Other Securities		19
Liechtenstein 0.0%
Other Securities		12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Monaco 0.0%
Other Securities		11
Isle of Man 0.0%
Other Securities		11
Total Common Stocks (cost $60,008)		60,250
PREFERRED STOCKS 0.5%
Germany 0.5%
Volkswagen AG (c)	1	203
	Shares/Par[1]	Value ($)
Other Securities		103
Total Preferred Stocks (cost $304)		306
Total Investments 99.6% (cost $60,312)		60,556
Other Assets and Liabilities, Net 0.4%		263
Total Net Assets 100.0%		60,819

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,069 and 1.8%, respectively.

(c) Convertible security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund *
COMMON STOCKS 99.7%
Information Technology 20.6%
Accenture Public Limited Company - Class A	23	4,163
Adobe Inc. (a)	14	4,065
Apple Inc.	199	39,335
Broadcom Inc.	11	3,307
Cisco Systems, Inc.	122	6,700
Intel Corp.	217	10,376
International Business Machines Corp.	39	5,414
MasterCard Incorporated - Class A	34	8,946
Microsoft Corp.	239	32,046
NVIDIA Corporation	20	3,333
Oracle Corporation	75	4,260
Texas Instruments Incorporated	40	4,609
Visa Inc. - Class A	55	9,602
Other Securities		117,244
		253,400
Financials 14.1%
Bank of America Corporation	161	4,672
Berkshire Hathaway Inc. - Class B (a)	43	9,196
Citigroup Inc.	50	3,528
JPMorgan Chase & Co.	105	11,731
Wells Fargo & Co.	126	5,956
Other Securities		137,699
		172,782
Industrials 13.6%
3M Company	25	4,293
Honeywell International Inc.	24	4,209
Resideo Technologies, Inc. (a)	4	94
The Boeing Company	15	5,396
Union Pacific Corp.	26	4,373
United Technologies Corp.	27	3,549
Other Securities		145,704
		167,618
Consumer Discretionary 13.0%
Amazon.com, Inc. (a)	16	29,596
Home Depot Inc.	33	6,880
McDonald's Corp.	23	4,803
Nike Inc. - Class B	48	4,041
Starbucks Corp.	39	3,304
Other Securities		111,622
		160,246
Health Care 11.7%
Amgen Inc.	23	4,160
Elanco Animal Health (a)	18	593
Eli Lilly & Co.	25	2,736
Johnson & Johnson	91	12,669
Merck & Co., Inc.	77	6,430
Pfizer Inc.	200	8,656
UnitedHealth Group Incorporated	26	6,394
Other Securities		101,540
		143,178
Communication Services 8.2%
Alphabet Inc. - Class A (a)	6	6,484
Alphabet Inc. - Class C (a)	6	6,854
AT&T Inc.	293	9,826
Comcast Corporation - Class A	182	7,710
Facebook, Inc. - Class A (a)	69	13,310
Verizon Communications Inc.	179	10,202
Walt Disney Co.	72	9,988
Other Securities		36,652
		101,026
Consumer Staples 6.3%
Altria Group, Inc.	76	3,615
Coca-Cola Co.	125	6,383
Costco Wholesale Corporation	15	4,075
PepsiCo Inc.	57	7,454
Philip Morris International Inc.	45	3,519
Procter & Gamble Co.	76	8,290
Walmart Inc.	40	4,427
	Shares/Par[1]	Value ($)
Other Securities		39,905
		77,668
Energy 4.8%
Chevron Corp.	55	6,863
Exxon Mobil Corporation	123	9,389
Other Securities		42,423
		58,675
Materials 4.1%
Other Securities		50,469
Utilities 3.0%
Other Securities		36,483
Real Estate 0.3%
Other Securities		3,676
Total Common Stocks (cost $881,138)		1,225,221
RIGHTS 0.0%
Other Securities		26
Total Rights (cost $1)		26
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	6,747	6,747
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	2,120	2,120
Total Short Term Investments (cost $8,867)		8,867
Total Investments 100.4% (cost $890,006)		1,234,114
Other Assets and Liabilities, Net (0.4)%		(5,101)
Total Net Assets 100.0%		1,229,013

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 40.4%
U.S. Treasury Securities 16.9%
U.S. Treasury Bond
2.75%, 11/15/42	3,340	3,498
3.13%, 02/15/43	20,950	23,343
3.63%, 08/15/43	17,700	21,345
3.75%, 11/15/43	16,450	20,236
3.00%, 05/15/47	14,000	15,317
2.75%, 08/15/47	15,000	15,630
2.75%, 11/15/47	6,450	6,722
U.S. Treasury Note
1.38%, 02/15/20	23,940	23,839
1.38% - 2.00%, 04/30/20 - 04/30/22	13,710	13,702
1.63% - 2.50%, 06/30/22 - 02/15/26	25,020	25,280
2.63%, 02/28/23	26,950	27,792
2.50%, 03/31/23	32,150	33,034
2.75%, 04/30/23	31,500	32,666
1.63%, 05/31/23	25,950	25,836
1.88%, 08/31/24	33,100	33,245
2.13%, 09/30/24	33,200	33,745
2.25%, 10/31/24	39,690	40,595
3.00%, 09/30/25	37,600	40,144
2.63%, 01/31/26	6,710	7,025
2.00%, 11/15/26	3,020	3,041
2.38%, 05/15/27	32,350	33,427
2.25%, 08/15/27	45,070	46,126
2.25%, 11/15/27	35,860	36,689
2.75%, 02/15/28	31,500	33,474
		595,751
Mortgage-Backed Securities 8.2%
Federal Home Loan Mortgage Corporation
4.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	-	—
3.00%, 08/01/46	55,406	56,249
3.00%, 01/01/47	31,411	31,850
3.00%, 03/01/47	40,547	41,113
3.00%, 06/01/47	28,596	28,996
3.50%, 10/01/47	45,123	46,458
4.00%, 10/01/48	21,581	22,442
Federal National Mortgage Association, Inc.
3.33% - 5.50%, 08/01/19 - 06/01/22	2,814	2,905
3.16%, 05/01/22	10,255	10,526
2.31% - 5.50%, 08/01/22 - 09/01/27	23,328	24,110
4.39%, (12M USD LIBOR + 1.45%), 01/01/35 (a)	331	344
4.67%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	4,071	4,293
3.88%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
4.00% - 5.00%, 05/01/37 - 01/01/46	5,205	5,607
3.68%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	122	124
Government National Mortgage Association
3.62% - 4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 02/20/27 (a)	17	18
3.62% - 4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 04/20/30 - 02/20/32 (a)	37	37
3.00% - 5.00%, 02/15/38 - 07/15/45	14,424	15,517
		290,590
Sovereign 6.9%
Assembleia da Republica
2.20%, 10/17/22, EUR (b)	3,900	4,802
2.88%, 10/15/25, EUR (b)	6,160	8,245
Cabinet Office, Government of Japan
0.10% - 2.20%, 09/20/26 - 12/20/28, JPY	2,304,000	23,710
1.60%, 12/20/33, JPY	910,000	10,341
0.50% - 1.90%, 03/20/31 - 03/20/38, JPY	1,660,000	17,967
Estado Espanol
0.40%, 04/30/22, EUR	2,800	3,256
0.35%, 07/30/23, EUR	4,690	5,463
	Shares/Par[1]	Value ($)
1.60%, 04/30/25, EUR (b)	3,250	4,054
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (b)	1,900	2,307
1.00%, 06/22/26, EUR (b)	4,930	6,095
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20, MXN	42,900	2,245
6.50%, 06/09/22, MXN	209,200	10,618
3.75% - 4.15%, 10/02/23 - 01/11/28	9,685	10,008
Government of the Republic of Panama
4.00%, 09/22/24	7,000	7,446
New Zealand Government
5.50%, 04/15/23, NZD	8,510	6,627
2.75%, 04/15/25, NZD	5,000	3,636
South Africa, Parliament of
7.75%, 02/28/23, ZAR	42,375	3,049
8.00%, 01/31/30, ZAR	150,850	10,044
The Philippines, Government of
4.20%, 01/21/24	7,500	8,070
Urad Vlady CR
0.45%, 10/25/23, CZK	185,000	7,948
2.40%, 09/17/25, CZK	49,000	2,312
Urzad Rady Ministrow
1.50%, 04/25/20, PLN	22,675	6,079
2.25%, 04/25/22, PLN	10,200	2,772
3.25%, 07/25/25, PLN	4,500	1,281
Other Securities		73,959
		242,334
Collateralized Mortgage Obligations 6.9%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	38,531	39,093
Interest Only, Series FH-S358A, 3.00%, 10/15/47	8,006	8,142
Series JZ-1507, REMIC, 7.00%, 05/15/23	24	25
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,907	3,075
Series T-A1-75, REMIC, 2.47%, (1M USD LIBOR + 0.04%), 12/25/36 (a)	52	51
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,914	5,162
Series QD-4076, REMIC, 2.50%, 11/15/41	5,404	5,384
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,814
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	26,880	27,250
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.52%, 05/25/35 (a)	20	21
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	24,458	23,883
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (c)	13,276	10,971
Series 2014-A-23, REMIC, 3.00%, 05/25/44	22,016	22,378
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	17,923	17,342
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (c)	33,883	28,072
Series 2018-A-33, REMIC, 3.00%, 05/25/48	24,386	24,710
		241,373
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.88%, 01/15/29 (d)	16,142	16,997
1.00%, 02/15/46 (d)	31,600	33,111
		50,108
Municipal 0.1%
Other Securities		3,778
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K023, REMIC, 1.38%, 08/25/22 (a)	28,201	944
Total Government And Agency Obligations (cost $1,382,455)		1,424,878
CORPORATE BONDS AND NOTES 28.5%
Financials 9.8%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25	600	631
Banco BTG Pactual S.A.
8.75%, (callable at 100 beginning 09/18/19) (e)	200	201
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (e)	6,600	6,245
Bank of America Corporation
3.97%, 02/07/30	4,230	4,526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Barclays PLC
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	3,450	3,394
BBVA Bancomer, S.A.
5.35%, 11/12/29	200	197
5.13%, 01/18/33	7,700	7,351
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	5,700	5,954
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20	4,500	4,669
Credit Acceptance Corporation
6.63%, 03/15/26 (b)	685	724
Discover Financial Services
4.10%, 02/09/27	5,780	6,006
General Motors Financial Company, Inc.
3.53%, (3M USD LIBOR + 0.93%), 04/13/20 (a)	8,000	8,026
HSBC Holdings PLC
3.82%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (f)	6,455	6,463
Liberty Mutual Group Inc.
6.50%, 05/01/42 (b)	5,350	7,063
SPARC Limited
0.00%, 12/05/22 (c)	7,858	7,421
Sumitomo Mitsui Financial Group, Inc.
3.33%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	6,340	6,336
The Goldman Sachs Group, Inc.
3.36%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	2,540	2,541
3.69%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	2,890	2,851
Westpac Banking Corporation
3.24%, (3M USD LIBOR + 0.72%), 05/15/23 (a) (g)	6,540	6,563
Other Securities		258,940
		346,102
Utilities 3.9%
Cometa Energia SA de CV
6.38%, 04/24/35	7,020	7,232
Exelon Corporation
3.40%, 04/15/26	5,712	5,867
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	7,170	7,485
Other Securities		115,418
		136,002
Energy 2.9%
Petrobras Global Finance B.V.
6.90%, 03/19/49	2,000	2,130
Petroleos Mexicanos
6.50%, 06/02/41	1,900	1,685
Other Securities		99,649
		103,464
Communication Services 2.1%
AT&T Inc.
5.25%, 03/01/37	6,185	6,933
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,985
Other Securities		60,543
		73,461
Industrials 2.1%
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36	200	223
Other Securities		73,075
		73,298
Materials 1.7%
Other Securities		58,517
Consumer Staples 1.5%
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (g)	380	394
6.88%, 01/19/25	5,700	5,915
Other Securities		45,355
		51,664
Consumer Discretionary 1.4%
Other Securities		49,458
	Shares/Par[1]	Value ($)
Health Care 1.3%
Becton, Dickinson and Company
2.89%, 06/06/22	6,775	6,865
Other Securities		40,139
		47,004
Real Estate 1.2%
Crown Castle International Corp.
3.65%, 09/01/27	9,595	9,878
Other Securities		33,747
		43,625
Information Technology 0.6%
Other Securities		22,069
Total Corporate Bonds And Notes (cost $981,365)		1,004,664
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.3%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.70%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	11,275	11,211
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 3.40%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	7,231	4,955
Series 2005-1A2-27, REMIC, 3.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	430	431
Series 2005-1A1-59, REMIC, 2.71%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	6,269	5,985
Series 2005-2A1-J12, REMIC, 2.94%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	3,236	2,227
Series 2006-A1B-OA12, REMIC, 2.57%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	3,373	3,009
Series 2006-1A1A-OA17, REMIC, 2.58%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	6,470	5,522
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.59%, 02/20/35 (a)	574	569
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.79%, 05/25/35 (a)	6,789	6,983
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (b)	6	6
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (b)	34	34
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (b)	84	84
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/14/20 (b)	7,078	7,144
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.12%, 01/12/22 (a) (b)	7,447	6,567
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	805	821
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	824	611
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (a) (b)	206	209
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	4,274	3,448
Series 2012-6A6-RR1, REMIC, 2.63%, 12/27/46 (a) (b)	11,827	10,826
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 4.62%, 05/25/35 (a)	190	189
Series 2005-26A1-7, REMIC, 4.15%, 09/25/35 (a)	9,672	6,471
Series 2005-22A1-7, REMIC, 4.29%, 09/25/35 (a)	124	101
Bear Stearns Asset Backed Securities I LLC
Series 2006-1M1-HE1, REMIC, 2.81%, (1M USD LIBOR + 0.41%), 12/25/35 (a)	25	25
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 04/25/34 (a)	577	839
Series 2005-M2-AQ1, REMIC, 3.05%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	5,922	5,909
Series 2007-1A3-HE3, REMIC, 2.65%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,543	4,754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	1,980	1,972
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.28%, 01/26/36 (a)	414	366
Series 2007-2A1-R6, REMIC, 3.80%, 12/26/46 (a)	265	228
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 3.70%, (1M USD LIBOR + 1.30%), 03/25/37 (a) (b)	2,947	2,923
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.72%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	2,784	2,786
Series 2018-E-BIOA, REMIC, 4.35%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	6,960	6,973
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 2.57%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	4,500	4,034
Series 2007-A1A-OA7, REMIC, 2.58%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	294	285
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (b)	10,000	10,017
GS Mortgage Securities Corp Trust
Series 2016-WMB-GS3, 3.60%, 09/14/26 (h) (i)	9,000	9,041
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,820
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.50%, 09/25/35 (a)	274	277
Series 2005-6A1-AR7, REMIC, 4.44%, 11/25/35 (a)	91	91
GS Mortgage Securities Trust
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (a)	112,433	3,739
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	12,065	12,221
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/07/23 (b)	10,000	10,017
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 0.00%, (1M USD LIBOR + 3.00%), 07/15/24 (a) (h) (i)	6,698	6,698
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.64%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	3,736	3,643
Series 2007-MV6-CH1, REMIC, 2.95%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,328
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (b)	5,248	5,293
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 2.68%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,680
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (b) (j)	46,028	46,440
Lehman XS Trust
Series 2005-1A3-4, REMIC, 3.20%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	1,080	1,066
Series 2007-3A3-2N, REMIC, 2.57%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	7,054	6,131
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 2.78%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	1,645	1,642
Series 2005-5A-3, REMIC, 2.65%, (1M USD LIBOR + 0.50%), 11/25/35 (a)	54	53
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.60%, 05/25/33 (a)	216	209
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,181
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,585
Interest Only, Series 2017-XA-C34, REMIC, 0.96%, 11/18/52 (a)	46,353	2,437
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30 (b)	7,819	7,972
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (b)	1,924	1,985
	Shares/Par[1]	Value ($)
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (b)	8,000	8,233
Navient Student Loan Trust
Series 2017-A1-3X, 2.70%, (1M USD LIBOR + 0.30%), 03/25/20 (a) (b)	1,742	1,742
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (b)	21,975	21,958
Renew Financial
Series 2017-A-2A, 3.22%, 09/22/53 (b)	7,614	7,784
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	6,560	5,883
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 3.38%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,491
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 3.08%, (1M USD LIBOR + 0.68%), 02/25/35 (a)	2,003	1,974
Series 2006-AI3-KS9, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 09/25/36 (a)	2,872	2,805
Series 2006-1A3-EMX9, REMIC, 2.57%, (1M USD LIBOR + 0.17%), 09/25/36 (a)	2,279	2,100
Series 2006-A4-KS7, REMIC, 2.64%, (1M USD LIBOR + 0.24%), 09/25/36 (a)	1,745	1,722
Series 2007-A3-KS1, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 11/25/36 (a)	6,186	6,054
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 3.38%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	182	182
Series 2007-A2A-HE1, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	250	87
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	1	1
Series 2003-1-20I, 5.13%, 09/01/23	4	4
Series 2004-1-20F, 5.52%, 06/01/24	69	72
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (b)	6,913	7,102
Wells Fargo & Company
Interest Only, Series 2015-XA-C28, REMIC, 0.80%, 05/15/48 (a)	88,030	2,634
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/17/27 (a)	5,073	5,340
Series 2017-C-C41, 4.66%, 11/17/27 (a)	6,601	6,961
Series 2019-AS-C51, 3.58%, 06/15/29	670	697
Series 2019-B-C51, 3.84%, 06/15/29	670	694
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,569
Series 2018-D-BXI, REMIC, 3.95%, (1M USD LIBOR + 1.56%), 12/16/19 (a) (b)	3,771	3,752
Series 2012-C-LC5, REMIC, 4.69%, 09/16/22 (a)	2,195	2,310
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	859
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,406
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,358
Interest Only, Series 2018-XA-C43, REMIC, 0.86%, 03/17/51 (a)	74,712	3,717
Other Securities		407,924
Total Non-U.S. Government Agency Asset-Backed Securities (cost $763,006)		787,486
SENIOR LOAN INTERESTS 4.0%
Information Technology 0.7%
Other Securities		24,976
Consumer Discretionary 0.6%
Other Securities		21,436
Industrials 0.6%
Other Securities		20,004
Health Care 0.5%
Other Securities		18,751
Financials 0.5%
Other Securities		15,983
Communication Services 0.4%
Other Securities		12,239
Materials 0.3%
Other Securities		9,830

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Energy 0.2%
Other Securities		7,875
Consumer Staples 0.1%
Other Securities		4,407
Utilities 0.1%
Other Securities		2,381
Real Estate 0.0%
Other Securities		1,561
Total Senior Loan Interests (cost $142,751)		139,443
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (h) (k) (l) (m)	128	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.5%
Treasury Securities 3.7%
U.S. Treasury Bill
2.50%, 07/11/19 (g) (n)	26,700	26,681
2.33%, 07/30/19 (n)	3,450	3,444
2.48%, 09/05/19 (n)	48,600	48,413
2.53%, 11/07/19 (n)	51,770	51,388
		129,926
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	47,159	47,159
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	17,494	17,494
Total Short Term Investments (cost $194,483)		194,579
Total Investments 100.7% (cost $3,464,060)		3,551,050
Other Assets and Liabilities, Net (0.7)%		(26,166)
Total Net Assets 100.0%		3,524,884

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $727,163 and 20.6%, respectively.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) Convertible security.

(g) All or a portion of the security was on loan.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(k) Non-income producing security.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) The coupon rate represents the yield to maturity.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	75.0%
Cayman Islands	3.0
Mexico	2.2
Japan	2.0
Brazil	1.6
Canada	1.3
Chile	1.3
Australia	1.1
United Kingdom	1.0
Ireland	0.9
Colombia	0.8
Argentina	0.8
Singapore	0.7
India	0.6
Peru	0.6
Panama	0.6
Spain	0.6
France	0.5
Portugal	0.4
New Zealand	0.4
Malaysia	0.4
Indonesia	0.4
South Africa	0.4
Philippines	0.4
Switzerland	0.3
Belgium	0.3
China	0.3
Czech Republic	0.3
Poland	0.3
Hungary	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
Netherlands	0.3
Germany	0.2
Dominican Republic	0.2
Israel	0.2
Luxembourg	0.1
Guatemala	0.1
Bermuda	0.1
Hong Kong	—
United Arab Emirates	—
Thailand	—
Paraguay	—
Norway	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CF Mortgage Trust, Series 2019-65C-CF1 REMIC, 4.12%, 04/17/24	04/17/19	2,677	2,739	0.1
Great Wolf Trust, Series 2017-F-WOLF, 6.46%, 09/16/19	09/27/17	962	963	—
GS Mortgage Securities Corp Trust, Series 2016-WMB-GS3, 3.60%, 09/14/26	09/23/16	8,897	9,041	0.3
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2019-F-MFP, 0.00%, 07/15/24	06/28/19	6,698	6,698	0.2
Riverbed Technology, Inc., 8.88%, 03/01/23	10/09/17	337	236	—
Tapstone Energy, LLC, 9.75%, 06/01/22	12/01/17	274	213	—
		19,845	19,890	0.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	121	(2)
Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	11	—
	132	(2)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund *
CORPORATE BONDS AND NOTES 91.6%
Brazil 14.4%
Banco BTG Pactual S.A.
8.75%, (callable at 100 beginning 09/18/19) (a)	200	201
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a)	9,900	9,368
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	7,700	8,043
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/19) (a)	1,850	1,656
CSN Resources S.A.
7.63%, 02/13/23	2,800	2,964
7.63%, 04/17/26 (b) (c)	3,400	3,598
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23	4,000	4,080
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (a) (c)	1,900	1,934
6.50%, (callable at 100 beginning 03/19/23) (a)	5,000	5,133
JBS Investments GmbH
7.25%, 04/03/24	1,500	1,551
JSL Europe SA
7.75%, 07/26/24	5,650	5,788
Marb Bondco PLC
7.00%, 03/15/24 (b)	800	832
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c)	3,600	3,736
6.88%, 01/19/25	3,700	3,840
Minerva Luxembourg S.A.
6.50%, 09/20/26	5,800	5,996
5.88%, 01/19/28	3,700	3,700
NBM US Holdings Inc
7.00%, 05/14/26 (b)	700	736
Petrobras Global Finance B.V.
5.75%, 02/01/29	8,000	8,350
6.90%, 03/19/49	750	799
Other Securities		6,138
		78,443
Mexico 12.3%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a)	1,800	1,830
7.63%, (callable at 100 beginning 01/06/28) (a)	6,800	6,958
5.75%, 10/04/31 (d)	2,200	2,140
BBVA Bancomer, S.A.
5.35%, 11/12/29	700	690
5.13%, 01/18/33	10,700	10,215
Cometa Energia SA de CV
6.38%, 04/24/35	10,501	10,817
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (e)	3,950	3,994
9.50%, 02/07/26 (b)	3,200	3,527
Petroleos Mexicanos
6.50%, 06/02/41	2,700	2,395
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a)	8,350	7,651
7.38%, 02/12/26	600	581
Other Securities		16,229
		67,027
India 8.6%
Bharti Airtel Limited
4.38%, 06/10/25	8,000	8,070
Indian Oil Corpn. Limited
5.63%, 08/02/21	500	527
5.75%, 08/01/23	8,300	9,089
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26	10,000	10,076
UPL Corporation Limited
3.25%, 10/13/21	6,000	6,015
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	2,200	2,232
	Shares/Par[1]	Value ($)
Vedanta Resources Limited
7.13%, 05/31/23	2,000	1,976
6.13%, 08/09/24	6,500	5,980
Other Securities		3,062
		47,027
Colombia 8.6%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25	1,000	1,052
Bancolombia SA
4.88%, 10/18/27	3,850	3,946
Canacol Energy Ltd.
7.25%, 05/03/25	7,600	7,875
7.25%, 05/03/25 (b)	800	833
Geopark Limited
6.50%, 09/21/24	7,000	7,157
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25	6,400	5,976
6.25%, 02/15/25 (b)	300	279
Millicom International Cellular SA
6.00%, 03/15/25	1,995	2,062
6.63%, 10/15/26	200	218
6.63%, 10/15/26 (b)	600	655
5.13%, 01/15/28	3,200	3,228
6.25%, 03/25/29 (b)	3,000	3,223
Other Securities		10,416
		46,920
Chile 7.2%
AES Gener S.A.
5.00%, 07/14/25	200	207
7.13%, 03/26/79 (b) (c)	4,300	4,594
7.13%, 03/26/79	1,400	1,496
Empresa Electrica Angamos S.A
4.88%, 05/25/29	869	901
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25	4,000	3,743
LATAM Airlines Group S.A.
7.00%, 03/01/26 (b)	2,900	3,031
LATAM Finance Limited
6.88%, 04/11/24	2,300	2,386
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,762
VTR GlobalCom S.p.A.
6.88%, 01/15/24	4,790	4,949
6.88%, 01/15/24 (b)	898	928
Other Securities		11,315
		39,312
Argentina 5.3%
Banco Macro S.A.
6.75%, 11/04/26 (d)	4,800	4,123
6.75%, 11/04/26 (b)	1,000	861
Pampa Energia S.A.
7.50%, 01/24/27	8,750	8,072
Stoneway Capital Corporation
10.00%, 03/01/27	4,998	4,704
Tecila Sociedad Anonima
8.50%, 07/28/25	7,196	7,151
6.95%, 07/21/27	3,000	2,722
Other Securities		1,241
		28,874
Singapore 4.7%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27	7,000	7,296
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a)	10,400	10,361
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	7,600	7,429
3.50%, 09/16/26 (d)	500	506
		25,592
United States of America 4.3%
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	6,497
5.45%, 03/15/43	4,000	3,664

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,900	2,053
Reliance Holding USA, Inc.
5.40%, 02/14/22	8,500	9,018
Other Securities		2,432
		23,664
Panama 3.8%
Banistmo S.A.
3.65%, 09/19/22 (b)	1,600	1,605
Ena Norte SA
4.95%, 04/25/23	6,176	6,346
Global Bank Corporation
4.50%, 10/20/21	6,800	6,988
4.50%, 10/20/21 (b)	200	206
5.25%, 04/16/29 (b) (c)	1,900	1,982
Other Securities		3,754
		20,881
Indonesia 3.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	4,400	5,021
Minejesa Capital B.V.
4.63%, 08/10/30	3,850	3,895
5.63%, 08/10/37	2,900	3,043
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33	5,317	5,391
Other Securities		194
		17,544
Peru 2.7%
Inkia Energy Limited
5.88%, 11/09/27	6,000	6,120
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28	4,900	5,127
Other Securities		3,169
		14,416
Malaysia 2.5%
Gohl Capital Limited
4.25%, 01/24/27	10,500	10,810
Other Securities		3,043
		13,853
Ireland 2.2%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (b)	3,000	3,140
6.88%, 09/15/27	8,500	8,755
		11,895
Cayman Islands 1.7%
SPARC Limited
0.00%, 12/05/22 (f)	5,125	4,840
Other Securities		4,437
		9,277
China 1.6%
CNOOC Limited
3.50%, 05/05/25	3,000	3,095
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (b)	5,500	5,683
		8,778
Netherlands 1.6%
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	5,040
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,789
Premier Health Group Inc.
7.95%, 05/11/26 (b)	1,500	1,628
		8,457
Dominican Republic 1.5%
ELM Park CLO Designated Activity Company
7.95%, 05/11/26	5,400	5,852
Other Securities		2,306
		8,158
	Shares/Par[1]	Value ($)
Switzerland 1.4%
Syngenta Finance N.V.
5.68%, 04/24/48 (e)	7,462	7,416
5.68%, 04/24/48 (b)	388	388
		7,804
Guatemala 1.0%
Comcel Trust
6.88%, 02/06/24	2,700	2,795
Energuate Trust
5.88%, 05/03/27	1,000	1,019
Other Securities		1,632
		5,446
Hong Kong 0.9%
CK Hutchison International (17) Limited
3.50%, 04/05/27	1,600	1,648
3.50%, 04/05/27 (b)	3,000	3,092
		4,740
Spain 0.7%
Other Securities		3,548
Philippines 0.4%
Other Securities		2,003
Israel 0.3%
Other Securities		1,757
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (b)	1,200	1,247
Thailand 0.2%
Other Securities		1,212
Jamaica 0.2%
Other Securities		1,130
Costa Rica 0.1%
Other Securities		751
Total Corporate Bonds And Notes (cost $483,079)		499,756
GOVERNMENT AND AGENCY OBLIGATIONS 6.7%
Argentina 2.9%
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27	8,400	6,163
Presidencia De La Nacion
6.88%, 01/26/27	7,200	5,706
5.88%, 01/11/28	3,000	2,261
6.63%, 07/06/28	2,250	1,735
		15,865
Indonesia 2.3%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23	1,000	1,029
4.15%, 03/29/27 (b)	9,900	10,358
4.15%, 03/29/27	1,000	1,046
		12,433
Mexico 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	2,000	2,092
3.75%, 01/11/28	900	916
		3,008
Costa Rica 0.4%
Other Securities		2,043
Colombia 0.3%
Other Securities		1,446
Panama 0.2%
Other Securities		1,064
Dominican Republic 0.1%
Other Securities		783
Total Government And Agency Obligations (cost $39,944)		36,642

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (g) (h)	8,985	8,985
Total Short Term Investments (cost $8,985)		8,985
Total Investments 100.0% (cost $532,008)		545,383
Other Assets and Liabilities, Net (0.0)%		(28)
Total Net Assets 100.0%		545,355

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $91,158 and 16.7%, respectively.

(c) All or a portion of the security was on loan.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Digicel Group Limited, 2.00%, 04/01/24	01/15/19	2,520	1,130	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund *
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.9%
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.87%, 07/15/30 (a)	3,000	2,996
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 0.00%, (3M USD LIBOR + 1.37%), 07/15/32 (a) (b)	7,500	7,500
Anchorage Capital CLO Ltd
Series 2014-A-5RA, 3.59%, (3M USD LIBOR + 0.99%), 01/15/30 (a) (b)	1,000	995
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.72%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	5,933
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.45%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (b)	1,692	1,705
Series 2018-D-ATRM, 4.69%, (1M USD LIBOR + 2.30%), 06/15/21 (a) (b)	1,232	1,235
Series 2018-E-ATRM, REMIC, 5.79%, (1M USD LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,927
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 4.15%, 05/20/36 (b)	3,526	3,473
Bayview Opportunity Master Fund IIIb Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/23 (a) (c)	3,265	3,289
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (a) (c) (d)	3,400	3,400
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (b)	331	330
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (b)	759	760
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (a) (b)	756	757
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (b)	22,558	1,994
BBCMS Trust
Series 2018-D-CBM, REMIC, 4.79%, (1M USD LIBOR + 2.39%), 07/15/20 (a) (b)	2,753	2,760
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	428
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (a) (b)	2,669	2,670
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.65%, 07/25/36 (b)	4,880	4,757
Bellemeade Re Ltd
Series 2019-M1A-2A, 3.40%, (1M USD LIBOR + 1.00%), 04/25/29 (a) (b)	5,000	5,003
BX Commercial Mortgage Trust
Series 2019-D-IMC, REMIC, 4.34%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	1,000	1,003
Bx Trust
Series 2018-F-MCSF, REMIC, 5.04%, (1M USD LIBOR + 2.65%), 04/15/20 (a) (b)	2,887	2,901
Series 2018-E-GW, REMIC, 4.36%, (1M USD LIBOR + 1.97%), 05/15/20 (a) (b)	968	973
Series 2018-F-GW, REMIC, 4.81%, (1M USD LIBOR + 2.42%), 05/15/20 (a) (b)	839	845
Series 2018-G-GW, REMIC, 5.31%, (1M USD LIBOR + 2.92%), 05/15/20 (b) (e) (f)	581	585
CarVal CLO III Ltd
Series 2019-A-2A, 0.00%, (3M USD LIBOR + 1.35%), 07/20/32 (a) (b) (d)	8,000	8,000
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.47%, 05/12/50 (b)	18,263	1,381
CFCRE Mortgage Trust
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (b)	2,332	2,503
Interest Only, Series 2016-XA-C3, REMIC, 1.20%, 01/10/48 (b)	4,985	282
Interest Only, Series 2017-XA-C8, 1.82%, 06/17/50 (b)	16,318	1,506
	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C4, REMIC, 1.88%, 05/10/58 (b)	16,831	1,503
CFIP CLO Ltd
Series 2014-AR-1A, 3.92%, (3M USD LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,500
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 5.19%, (1M USD LIBOR + 2.80%), 12/16/19 (a) (b)	4,739	4,760
Series 2018-F-TBR, 6.04%, (1M USD LIBOR + 3.65%), 12/16/19 (b) (e) (f)	4,510	4,532
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (b)	828	857
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	322
Interest Only, Series 2014-XA-GC19, REMIC, 1.33%, 03/12/47 (b)	27,397	1,227
Interest Only, Series 2014-XA-GC21, REMIC, 1.35%, 05/10/47 (b)	26,404	1,277
Interest Only, Series 2015-XA-GC35, REMIC, 1.01%, 11/10/48 (b)	3,958	147
Interest Only, Series 2016-XA-GC36, REMIC, 1.45%, 02/12/49 (b)	4,193	279
Interest Only, Series 2016-XA-GC37, REMIC, 1.94%, 04/12/49 (b)	4,335	406
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (b)	7,613	624
Interest Only, Series 2016-XA-P5, REMIC, 1.67%, 10/13/49 (b)	11,216	873
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/15/50 (b)	13,661	920
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (a)	9,679	9,772
Citigtoup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (a) (c)	14,458	14,487
COMM Mortgage Trust
Series 2018-D-HCLV, 4.57%, (1M USD LIBOR + 2.18%), 09/15/20 (a) (b)	197	197
Series 2013-D-LC13, REMIC, 5.45%, 09/12/23 (a) (b)	946	962
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (b)	306	328
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (b)	405	436
Interest Only, Series 2013-XA-CR12, REMIC, 1.33%, 10/15/46 (b)	34,397	1,454
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 06/12/47 (b)	31,990	1,428
Interest Only, Series 2015-XA-LC21, REMIC, 0.91%, 07/10/48 (b)	22,612	708
Interest Only, Series 2015-XA-CR25, REMIC, 1.05%, 08/12/48 (b)	22,860	966
Interest Only, Series 2015-XA-CR26, REMIC, 1.11%, 10/10/48 (b)	5,003	238
Interest Only, Series 2015-XA-CR27, REMIC, 1.26%, 10/13/48 (b)	12,251	578
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (a)	5,000	5,000
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.82%, 01/15/49 (a) (b)	3,500	3,514
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,036	984
Credit Suisse Mortgage Capital Certificates
Series 2019-E-ICE4, 4.54%, (1M USD LIBOR + 2.15%), 05/15/21 (a) (b)	3,595	3,607
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (b) (e) (f)	1,799	1,784
Series 2017-E-CHOP, REMIC, 5.69%, (1M USD LIBOR + 3.30%), 07/15/32 (a) (b)	2,125	2,134
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 3.76%, (3M USD LIBOR + 1.17%), 10/20/28 (a) (b)	5,000	5,000
Crown Point CLO III Ltd
Series 2015-A1AR-3A, 3.51%, (3M USD LIBOR + 0.91%), 12/31/27 (a) (b)	4,000	4,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (a)	9,749	9,853
Series 2018-A1-RPL8, 4.12%, 09/25/21 (a)	9,193	9,327
CVP CLO Ltd
Series 2017-A-1A, 3.93%, (3M USD LIBOR + 1.34%), 07/22/30 (a) (b)	7,500	7,601
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,949
Deephave Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	2,539	2,544
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	2,539	2,535
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a) (b)	463	461
Elmwood CLO II Ltd
Series 2019-B-2A, 4.65%, (3M USD LIBOR + 2.10%), 04/20/31 (a) (b)	2,500	2,506
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (b)	5,000	5,000
GS Mortgage Securities Corp Trust
Series 2018-G-RIVR, REMIC, 4.99%, (1M USD LIBOR + 2.60%), 07/15/20 (a) (b)	2,000	1,973
Series 2018-E-LUAU, REMIC, 4.94%, (1M USD LIBOR + 2.55%), 11/16/20 (a) (b)	3,342	3,344
Series 2018-F-FBLU, REMIC, 5.64%, 11/16/20 (a)	3,360	3,352
Series 2019-E-SOHO, 4.32%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (b)	3,605	3,597
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (a) (b)	2,038	1,794
GS Mortgage Securities Trust
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (b)	3,392	216
Interest Only, Series 2014-XA-GC24, REMIC, 0.89%, 09/10/47 (b)	9,525	300
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (b)	5,580	239
Interest Only, Series 2017-XA-GS6, 1.19%, 05/12/50 (b)	23,051	1,595
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (b)	32,577	2,083
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 3.50%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	10,000	9,966
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (a)	3,141	3,332
Series 2018-E-AON, 4.77%, 07/10/23 (a) (b)	3,103	3,241
Series 2019-C-UES, 4.34%, 05/07/24 (a)	1,177	1,243
Series 2019-E-UES, 4.60%, 05/07/24 (a) (b)	1,406	1,442
Series 2019-F-UES, 4.60%, 05/07/24 (a) (b)	1,476	1,463
Series 2019-D-UES, 4.60%, 05/07/24 (a) (b)	1,205	1,257
Series 2019-G-UES, 4.60%, 05/07/24 (b) (e) (f)	2,334	2,217
Series 2019-E-MFP, 0.00%, (1M USD LIBOR + 2.16%), 07/15/24 (a) (b)	2,438	2,438
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (b)	1,581	1,592
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-C-LAQ, 3.99%, (1M USD LIBOR + 1.60%), 06/15/20 (a) (b)	4,700	4,723
Series 2018-D-LAQ, 4.49%, (1M USD LIBOR + 2.10%), 06/15/20 (a) (b)	1,865	1,878
Series 2018-E-LAQ, 5.39%, (1M USD LIBOR + 3.00%), 06/15/20 (a) (b)	597	602
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (a) (b)	2,400	2,438
Series 2015-D-MAR7, REMIC, 5.23%, 06/07/22 (a)	1,491	1,524
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	224	213
J.P. Morgan Mortgage Trust
Series 2018-A2-7FRB, 3.15%, (1M USD LIBOR + 0.75%), 11/25/33 (a) (b)	3,441	3,469
	Shares/Par[1]	Value ($)
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (a)	5,895	6,179
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (b)	2,356	2,376
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.25%, 01/15/49 (b)	4,830	203
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-JP4, REMIC, 0.88%, 12/17/49 (b)	18,639	665
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (a) (c)	4,603	4,644
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (a) (c)	3,935	3,933
Series 2018-A1-GS2, 4.00%, 06/25/20 (a) (c)	13,896	13,986
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (a) (c)	4,927	4,988
Series 2019-A1-GS3, 3.75%, 04/25/21 (a) (c)	4,904	4,960
Series 2019-A1-GS4, 3.44%, 05/25/21 (a) (c)	3,978	3,983
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.78%, 05/12/39 (b)	27	28
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	7,000	7,000
Milos CLO Ltd
Series 2017-A-1A, 3.84%, (3M USD LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,501
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2018-D-SUN, REMIC, 4.04%, (1M USD LIBOR + 1.65%), 07/15/20 (a) (b)	899	902
Series 2018-F-SUN, REMIC, 4.94%, (1M USD LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,354
Series 2018-G-SUN, REMIC, 5.44%, (1M USD LIBOR + 3.05%), 07/15/20 (a) (b)	899	905
Series 2014-C-C17, REMIC, 4.65%, 07/17/24 (b)	1,240	1,270
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (a)	180	167
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (b)	420	448
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (a)	297	269
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (b)	207	212
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (b)	2,371	2,520
Interest Only, Series 2014-XA-C15, REMIC, 1.14%, 04/17/47 (b)	13,780	508
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (b)	4,524	275
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.34%, (1M USD LIBOR + 1.95%), 11/15/19 (a) (b)	2,575	2,575
Series 2017-F-CLS, 4.99%, (1M USD LIBOR + 2.60%), 11/15/19 (a) (b)	2,556	2,545
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	540	544
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	2,551	2,555
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (b) (e) (f)	527	523
Interest Only, Series 2015-XA-UBS8, REMIC, 1.05%, 12/15/48 (b)	4,758	223
Interest Only, Series 2017-XA-H1, 1.60%, 06/17/50 (b)	26,354	2,071
Motel 6 Trust
Series 2017-A-MTL6, 3.31%, (1M USD LIBOR + 0.92%), 08/15/19 (a) (b)	1,085	1,085
Series 2017-D-MTL6, REMIC, 4.54%, (1M USD LIBOR + 2.15%), 08/15/19 (a) (b)	2,083	2,087
Series 2017-F-MTL6, REMIC, 6.64%, (1M USD LIBOR + 4.25%), 08/15/19 (a) (b)	2,738	2,752
MP CLO IV Ltd
Series 2013-ARR-2A, 3.86%, (3M USD LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,482

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MP CLO VIII Ltd
Series 2015-AR-2A, 3.49%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	2,993
Newark BSL CLO 1 Ltd
Series 2016-A1-1A, 4.10%, (3M USD LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,014
Series 2016-A2-1A, 4.78%, (3M USD LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,001
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (a)	5,000	4,987
PFP Ltd
Series 2017-C-4, 4.64%, (1M USD LIBOR + 2.25%), 06/14/20 (a) (b)	1,561	1,561
Series 2019-B-5, REMIC, 4.05%, (1M USD LIBOR + 1.65%), 03/14/22 (a) (b)	3,447	3,448
Positive Results Property Management LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (a) (c)	14,094	14,203
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (a)	5,000	5,079
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (a)	86	86
Series 2017-A1-6, 2.20%, 02/25/20 (a)	228	228
Series 2016-A-3, 3.05%, 05/25/21 (a)	407	409
Series 2017-A2-6, 2.82%, 02/25/22 (a)	5,000	5,011
Series 2017-A-3, 2.77%, 03/25/22 (a)	499	500
Series 2017-A2-5, 2.78%, 04/25/22 (a)	1,250	1,253
Series 2017-A-1, 3.28%, 01/26/26 (a)	390	394
Series 2017-A-2, 3.28%, 02/25/26 (a)	276	278
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (a)	461	460
Series 2018-A1-2, 2.93%, 06/25/20 (a)	282	283
Series 2019-A-1, 3.24%, 04/25/22 (a)	2,796	2,823
Series 2019-A-2, 3.01%, 06/25/22 (a)	3,274	3,289
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,996
Series 2014-A-1RA, 3.66%, 04/21/31 (a)	2,550	2,530
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,476
Series 2018-A-2A, 3.72%, (3M USD LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,986
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	4,000	4,000
TAL Advantage LLC
Series 2017-A-1A, 4.50%, 04/20/27 (a)	6,255	6,373
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.74%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	4,250	4,218
Series 2019-B-3A, 4.60%, (3M USD LIBOR + 2.10%), 04/15/31 (a) (b)	2,000	2,000
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/17/28 (b)	1,858	1,973
Interest Only, Series 2017-XB-C1, REMIC, 1.05%, 06/17/50 (b)	25,883	1,670
Interest Only, Series 2018-XA-C8, 1.04%, 02/17/51 (b)	26,978	1,627
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (a) (c)	7,835	7,878
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (a) (c)	2,368	2,361
VOLT LXIX LLC
Series 2018-A1A-NPL5, 4.21%, 08/25/21 (a) (c)	3,515	3,545
VOLT LXXI LLC
Series 2018-A1A-NPL7, 3.97%, 09/27/21 (a) (c)	4,363	4,370
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (a) (c)	3,387	3,407
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.74%, (1M USD LIBOR + 0.34%), 02/25/36 (b)	14,984	14,024
Wells Fargo & Company
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	389
Wells Fargo Commercial Mortgage Trust
Series 2018-E-BXI, REMIC, 4.55%, (1M USD LIBOR + 2.16%), 12/16/19 (a) (b)	2,722	2,706
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (a)	325	268
	Shares/Par[1]	Value ($)
Interest Only, Series 2015-XA-C31, REMIC, 1.18%, 07/15/25 (b)	4,272	226
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (b)	400	414
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (b)	375	368
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (b)	310	332
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (b)	311	326
Interest Only, Series 2017-XA-C38, 1.21%, 07/15/50 (b)	26,177	1,697
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (b)	302	315
WhiteHorse X Ltd
Series 2015-A1R-10A, 3.52%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (b)	5,000	4,988
Other Securities		317,917
Total Non-U.S. Government Agency Asset-Backed Securities (cost $807,670)		812,777
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
U.S. Treasury Securities 8.7%
U.S. Treasury Note
2.25%, 03/31/20	24,600	24,642
1.63%, 10/15/20	5,000	4,984
2.75%, 08/15/21	20,000	20,409
1.63%, 04/30/23	39,700	39,526
2.25%, 12/31/23	62,500	63,828
		153,389
Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corporation
Series QA-4060, REMIC, 1.50%, 09/15/26	2,734	2,687
Series AN-4030, REMIC, 1.75%, 04/15/27	5,016	4,936
Series CD-4484, REMIC, 1.75%, 07/15/30	4,284	4,209
Series BA-4642, REMIC, 3.00%, 02/15/41	6,276	6,385
Series F1-264, 2.94%, (1M USD LIBOR + 0.55%), 07/15/42 (b)	2,516	2,519
Series A-4734, REMIC, 3.00%, 07/15/42	6,000	6,117
Series FA-4125, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 11/15/42 (b)	4,411	4,378
Series LA-4738, REMIC, 3.00%, 11/15/43	6,114	6,241
Series HA-4582, REMIC, 3.00%, 09/15/45	3,146	3,232
Series CF-4750, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 01/15/48 (b)	8,078	8,007
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.85%, (1M USD LIBOR + 0.45%), 06/25/42 (b)	5,558	5,548
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,760	4,873
Series 2018-FA-55, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 08/25/48 (b)	8,488	8,435
Series 2018-FA-64, REMIC, 2.75%, (1M USD LIBOR + 0.35%), 09/25/48 (b)	8,153	8,099
Series 2018-FA-77, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 10/25/48 (b)	7,015	6,971
Series 2017-FA-96, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 12/25/57 (b)	9,337	9,311
Series 2018-HF-70, 2.75%, (1M USD LIBOR + 0.35%), 10/25/58 (b)	9,011	8,963
Government National Mortgage Association
Series 2019-FK-42, REMIC, 2.83%, (1M USD LIBOR + 0.45%), 04/20/49 (b)	4,663	4,652
		105,563
Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
3.50%, 09/01/32	7,492	7,759
Federal National Mortgage Association, Inc.
3.00%, 11/01/33	3,533	3,615
2.38%, (12M USD LIBOR + 1.63%), 11/01/42 (b)	3,041	3,113
		14,487
Sovereign 0.7%
Export-Import Bank of India
3.13%, 07/20/21	1,000	1,006
Other Securities		11,680
		12,686

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (b)	12,398	484
Total Government And Agency Obligations (cost $284,487)		286,609
CORPORATE BONDS AND NOTES 14.2%
Financials 6.9%
Bank of America Corporation
3.27%, (3M USD LIBOR + 0.79%), 03/05/24 (b)	2,750	2,753
China National Petroleum Corporation
4.50%, 04/28/21	300	310
3.95%, 04/19/22	2,500	2,587
Citigroup Inc.
2.75%, 04/25/22	1,445	1,459
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (b)	1,275	1,284
CNOOC Finance (2002) Limited
3.88%, 05/02/22	1,600	1,651
CNOOC Limited
3.00%, 05/09/23	1,000	1,009
Credit Suisse Group AG
3.68%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,270	1,273
Goldman Sachs Bank USA
3.20%, 06/05/20	990	999
JPMorgan Chase & Co.
3.21%, 04/01/23	1,635	1,667
Morgan Stanley
3.52%, (3M USD LIBOR + 0.93%), 07/22/22 (b)	2,630	2,646
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	1,420	1,420
2.35%, 11/15/21	345	344
Other Securities		102,568
		121,970
Energy 1.6%
Bharat Petroleum Corporation Limited
4.63%, 10/25/22	2,300	2,420
Indian Oil Corpn. Limited
5.63%, 08/02/21	900	948
5.75%, 08/01/23	1,200	1,314
4.75%, 01/16/24	200	211
ONGC Videsh Limited
3.75%, 05/07/23	200	204
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22	900	897
Sinopec Group Overseas Development (2013) Limited
4.38%, 10/17/23	200	213
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21	600	593
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22	600	605
3.00%, 04/12/22 (a)	700	706
Sinopec Group Overseas Development (2018) Limited
3.75%, 09/12/23 (a)	600	624
Other Securities		19,597
		28,332
Health Care 1.3%
Other Securities		23,949
Materials 0.9%
Other Securities		15,359
Communication Services 0.9%
Other Securities		15,333
Industrials 0.8%
Other Securities		14,806
Consumer Staples 0.8%
Other Securities		14,481
Utilities 0.6%
Other Securities		10,730
	Shares/Par[1]	Value ($)
Consumer Discretionary 0.2%
Other Securities		3,093
Information Technology 0.1%
Other Securities		2,641
Real Estate 0.1%
Other Securities		1,248
Total Corporate Bonds And Notes (cost $248,422)		251,942
SENIOR LOAN INTERESTS 7.8%
Consumer Discretionary 1.4%
Other Securities		25,540
Information Technology 1.4%
Other Securities		24,610
Health Care 1.1%
Other Securities		20,078
Industrials 1.0%
Other Securities		17,467
Financials 0.9%
Other Securities		16,001
Communication Services 0.7%
Other Securities		12,482
Materials 0.4%
Other Securities		7,359
Energy 0.4%
Other Securities		6,546
Consumer Staples 0.3%
Other Securities		4,564
Utilities 0.1%
Other Securities		2,065
Real Estate 0.1%
Other Securities		1,492
Total Senior Loan Interests (cost $141,105)		138,204
SHORT TERM INVESTMENTS 12.5%
Treasury Securities 6.6%
U.S. Treasury Bill
2.47%, 08/15/19 (g)	32,300	32,215
2.09%, 09/19/19 (g)	22,400	22,296
2.42%, 10/10/19 (g)	19,900	19,784
2.53%, 11/07/19 (g)	42,400	42,087
		116,382
Investment Companies 5.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (h) (i)	104,169	104,169
Total Short Term Investments (cost $220,476)		220,551
Total Investments 96.6% (cost $1,702,160)		1,710,083
Other Derivative Instruments 4.1%		73,263
Other Assets and Liabilities, Net (0.7)%		(12,512)
Total Net Assets 100.0%		1,770,834

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $715,520 and 40.4%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) The coupon rate represents the yield to maturity.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	74.8%
Cayman Islands	13.3
Mexico	1.2
Chile	1.1
United Kingdom	1.0
Brazil	1.0
India	0.7
Japan	0.6
Singapore	0.6
Colombia	0.6
China	0.5
Panama	0.5
Peru	0.4
Bermuda	0.4
Bahamas	0.3
Indonesia	0.3
Australia	0.3
Ireland	0.3
Malaysia	0.3
Canada	0.2
Argentina	0.2
Philippines	0.2
Germany	0.2
Dominican Republic	0.2
Switzerland	0.2
Netherlands	0.1
Thailand	0.1
Hong Kong	0.1
Israel	0.1
Guatemala	0.1
Luxembourg	0.1
Costa Rica	—
Jamaica	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BB-UBS Trust, Series 2012-TE-TFT REMIC, 3.68%, 06/05/20	01/05/17	3,204	3,157	0.2
Bx Trust, Series 2018-G-GW REMIC, 5.31%, 05/15/20	08/15/18	581	585	—
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.14%, 11/15/19	12/04/17	406	407	—
Citigroup Commercial Mortgage Trust, Series 2018-F-TBR, 6.04%, 12/16/19	01/22/18	4,510	4,532	0.3
CLNS Trust, Series 2017-F-IKPR, 6.91%, 06/11/32	05/19/17	973	980	0.1
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/05/17	1,785	1,784	0.1
Digicel Group Limited, 2.00%, 04/01/24	01/23/15	101	45	—
Great Wolf Trust, Series 2017-F-WOLF, 6.46%, 09/16/19	05/30/14	576	577	—
IMT Trust, Series 2017-FFL-APTS, 5.24%, 06/15/34	06/30/17	721	718	0.1
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2019-G-UES, 4.60%, 05/07/24	03/10/15	2,163	2,217	0.1
Morgan Stanley Capital I Trust, Series 2014-CPT REMIC, 3.45%, 07/15/21	05/31/17	523	523	—
MSCG Trust, Series 2018-XCP-SELF - Interest Only, 1.16%, 04/15/20	10/12/18	668	687	—
		16,211	16,212	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	121	(2)
Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	11	—
	132	(2)

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/17/19	1,900	—	103
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,000	—	20
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	300	—	(1)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,700	—	9
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	2,400	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,600	—	26
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	3,600	—	122
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/17/19	5,900	—	302
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	10/18/19	100,000	—	3,387
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/17/19	2,000	—	144
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/23/19	100,000	—	346
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	09/20/19	90,000	—	2,448
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	50,000	—	1,203
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	600	—	5
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	700	—	13
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	2,100	—	(5)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,300	—	(1)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	2,800	—	21
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,300	—	16
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,300	—	12
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/17/19	2,000	—	127
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	1,600	—	28
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/17/19	36,300	—	1,533
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/19/19	2,300	—	15
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	01/16/20	100,000	—	4,224
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/18/19	10,000	—	422
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/22/19	100,000	—	6,183
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	12/12/19	100,000	—	2,399
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/19/19	100,000	—	3,947
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	11/21/19	100,000	—	322
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/17/19	100,000	—	2,728
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/18/19	90,000	—	12,537
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/17/19	90,000	—	12,193
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/28/19	100,000	—	6,185
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	09/25/19	100,000	—	4,221
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	01/15/20	100,000	—	5,121
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	12/11/19	100,000	—	2,292
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/07/19	100,000	—	616
					—	73,263

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 48.0%
Mortgage-Backed Securities 21.7%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (a)	7,900	7,951
TBA, 3.00%, 07/15/33 (a)	22,600	23,037
TBA, 3.00%, 07/15/48 (a)	17,400	17,544
TBA, 3.50%, 07/15/48 (a)	34,400	35,167
TBA, 4.00%, 07/15/48 (a)	31,100	32,140
TBA, 4.50%, 07/15/48 (a)	21,200	22,152
Government National Mortgage Association
4.00%, 02/20/41	16	17
3.50%, 02/20/42 (a)	5,849	6,116
4.00%, 11/20/44	1,686	1,778
3.50%, 02/20/46 (a)	8,751	9,096
4.50%, 04/20/47 (a)	4,144	4,374
TBA, 3.00%, 07/15/48 (a)	19,700	20,123
TBA, 3.50%, 07/15/48 (a)	20,600	21,277
TBA, 4.00%, 07/15/48 (a)	12,600	13,062
TBA, 4.50%, 07/15/48 (a)	4,000	4,170
		218,004
U.S. Treasury Securities 20.2%
U.S. Treasury Bond
0.00%, 11/15/35 (b)	10,900	7,359
0.00%, 11/15/37 (b)	7,800	4,973
0.00%, 02/15/40 (b)	16,630	9,875
0.00%, 11/15/40 (b)	8,320	4,822
0.00%, 08/15/41 (b)	8,320	4,707
3.63%, 02/15/44	12,520	15,114
3.13%, 08/15/44	6,470	7,211
3.00%, 11/15/44	10,400	11,351
2.88%, 08/15/45	3,500	3,737
2.88%, 11/15/46	17,018	18,191
U.S. Treasury Note
1.38% - 1.63%, 07/31/20 - 04/30/21	160	160
2.25%, 10/31/24	41,590	42,539
2.63%, 12/31/25	20,180	21,120
1.88%, 06/30/26 (a)	47,433	47,433
2.88%, 08/15/28	4,520	4,855
		203,447
Treasury Inflation Indexed Securities 2.9%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (c)	5,253	5,475
0.88%, 01/15/29 (c)	15,181	15,985
1.00%, 02/15/49 (c)	7,109	7,518
		28,978
Sovereign 1.3%
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 (d)	850	887
7.75%, 09/01/22 - 09/01/27 (d)	400	417
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (d)	600	521
Iraq, Government of
5.80%, 01/15/28	650	638
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	500	539
4.82%, 03/14/49 (d)	400	456
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (d)	200	216
5.25%, 06/23/47 (d)	600	660
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (e) (f) (g) (h)	8,990	1,366
0.00%, 04/12/27 (e) (f) (g) (h)	1,390	238
Presidencia Da Republica Federativa Do Brasil
8.25%, 01/20/34	400	533
5.63%, 01/07/41	75	80
Presidencia De La Nacion
5.63% - 6.88%, 04/22/21 - 01/26/22	400	343
7.50%, 04/22/26	1,000	836
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (d)	150	161
	Shares/Par[1]	Value ($)
6.40%, 06/05/49 (d)	500	522
The Arab Republic of Egypt
6.13%, 01/31/22 (d)	725	747
7.50%, 01/31/27 (d)	500	532
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	400	394
6.25%, 09/26/22	500	503
Other Securities		3,074
		13,663
Commercial Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corporation
Series A2-K069, REMIC, 3.19%, 09/25/27 (i)	3,850	4,060
Series A2-K073, REMIC, 3.35%, 01/25/28	4,000	4,264
Series A2-K077, REMIC, 3.85%, 05/25/28	1,800	1,989
		10,313
Municipal 0.9%
California, State of
7.95%, 03/01/36	1,290	1,339
7.63%, 03/01/40	2,390	3,771
Illinois, State of
5.10%, 06/01/33	2,535	2,670
6.63%, 02/01/35	310	358
7.35%, 07/01/35	610	719
		8,857
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21	-	—
Total Government And Agency Obligations (cost $475,028)		483,262
CORPORATE BONDS AND NOTES 33.9%
Financials 14.4%
AerCap Ireland Capital Designated Activity Company
3.30% - 4.88%, 01/23/23 - 01/16/24	2,400	2,477
AerCap Ireland Limited
4.63%, 07/01/22	2,175	2,284
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,549
American International Group, Inc.
3.90%, 04/01/26	2,000	2,092
4.20%, 04/01/28	775	827
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (d) (j)	150	143
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (j)	500	505
3.86%, 07/23/24	2,450	2,570
4.20%, 08/26/24	100	106
3.25%, 10/21/27	1,875	1,921
4.18%, 11/25/27	3,725	3,950
3.82%, 01/20/28 (i)	1,575	1,666
4.27%, 07/23/29	1,475	1,609
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (j)	300	314
4.61%, 02/15/23 (k)	2,400	2,486
5.09%, 06/20/30	2,500	2,558
BNP Paribas
3.50%, 03/01/23 (d)	3,650	3,751
3.38%, 01/09/25 (d)	975	991
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,086
Citigroup Inc.
3.05%, 05/01/20	2,825	2,841
3.40%, 05/01/26	4,925	5,096
4.13% - 4.30%, 11/20/26 - 07/25/28	675	712
Credit Suisse Group AG
3.87% - 6.50%, 08/08/23 - 01/12/29 (d)	1,703	1,800
4.28%, 01/09/28 (d)	2,059	2,173
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	760
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,784
4.50%, 04/01/25	4,000	3,847

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Discover Bank
8.70%, 11/18/19	551	564
4.68%, 08/09/28	2,000	2,069
Discover Financial Services
3.85%, 11/21/22	1,499	1,566
4.50%, 01/30/26	2,000	2,143
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	4,218
General Motors Financial Company, Inc.
4.38%, 09/25/21	6,000	6,197
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	2,575	2,604
3.96%, 01/29/27	2,050	2,192
3.51%, 01/23/29	1,850	1,924
Morgan Stanley
3.98%, (3M USD LIBOR + 1.40%), 10/24/23 (i)	1,625	1,656
3.70%, 10/23/24	3,000	3,160
3.63% - 4.00%, 04/24/24 - 01/20/27	2,925	3,071
4.43%, 01/23/30	2,100	2,321
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (j) (k)	300	308
5.13%, 05/28/24	1,500	1,582
Navient Corporation
6.63%, 07/26/21	400	426
Nuveen, LLC
4.00%, 11/01/28 (d)	425	465
SLM Corporation
7.25%, 01/25/22	500	541
Synchrony Financial
4.38%, 03/19/24	1,000	1,049
5.15%, 03/19/29	2,500	2,694
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,033
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (i) (k)	2,035	2,056
3.88%, 09/12/23	1,479	1,515
4.52%, 06/25/24 (i) (k)	1,975	2,053
4.27%, 03/22/25 (k)	1,225	1,266
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (d)	300	277
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (d)	2,300	2,321
UniCredit S.p.A.
6.57%, 01/14/22 (d)	2,000	2,124
Other Securities		29,464
		144,757
Energy 4.9%
Citgo Petroleum Corporation
6.25%, 08/15/22 (d)	300	300
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,597
4.38%, 01/15/28	200	211
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,368
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	2,125	2,184
PDV America, Inc.
10.75%, 02/15/20 (d)	300	310
Petrobras Global Finance B.V.
6.90%, 03/19/49	190	202
YPF Sociedad Anonima
8.50%, 06/27/29 (d)	200	197
Other Securities		38,049
		49,418
Communication Services 3.7%
AT&T Inc.
3.40%, 05/15/25	4,150	4,263
4.35%, 03/01/29	450	482
4.90% - 5.45%, 08/15/37 - 03/01/47	900	1,006
CCO Holdings, LLC
5.75%, 01/15/24	600	614
4.00% - 5.75%, 03/01/23 - 02/15/26 (d)	1,200	1,234
	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,297
4.46% - 4.91%, 07/23/22 - 07/23/25	3,650	3,891
5.38%, 05/01/47	1,000	1,052
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	463
5.50%, 09/01/41	4,071	4,277
Vodafone Group Public Limited Company
3.75%, 01/16/24	2,950	3,088
Other Securities		13,167
		36,834
Health Care 2.3%
Cigna Corporation
3.75%, 07/15/23 (d)	4,125	4,292
4.90%, 12/15/48 (d)	1,000	1,087
CVS Health Corporation
4.13%, 05/15/21	999	1,024
3.50%, 07/20/22	2,775	2,850
3.88%, 07/20/25	2,475	2,585
4.78% - 5.05%, 03/25/38 - 03/25/48	2,100	2,211
Other Securities		9,324
		23,373
Consumer Staples 2.1%
Altria Group, Inc.
3.80% - 4.40%, 02/14/24 - 02/14/26	1,850	1,930
3.88%, 09/16/46	4,000	3,552
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,309
4.75%, 01/23/29	1,750	1,984
4.60% - 5.80%, 04/15/48 - 01/23/59	1,650	1,950
Other Securities		7,901
		21,626
Real Estate 1.9%
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,678
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	952
4.50%, 04/01/27	5,000	5,214
Other Securities		10,594
		19,438
Industrials 1.5%
Air Lease Corporation
3.75%, 06/01/26	3,475	3,560
Avolon Holdings Funding Limited
3.63%, 05/01/22 (d)	400	405
3.95%, 07/01/24 (d)	850	870
Park Aerospace Holdings Limited
4.50%, 03/15/23 (d)	400	414
5.50%, 02/15/24 (d)	4,000	4,309
Shortline PLC
9.88%, 09/15/21 (d)	140	143
Other Securities		5,227
		14,928
Utilities 1.4%
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,181
Other Securities		11,402
		13,583
Consumer Discretionary 0.8%
Other Securities		8,399
Materials 0.6%
Other Securities		5,818
Information Technology 0.3%
Other Securities		2,665
Total Corporate Bonds And Notes (cost $332,214)		340,839
SENIOR LOAN INTERESTS 4.5%
Consumer Discretionary 1.2%
Charter Communications Operating, LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/30/25 (i) (l)	750	749

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		11,018
		11,767
Information Technology 0.8%
Other Securities		8,468
Financials 0.5%
Other Securities		4,703
Industrials 0.4%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 0.00%, (3M LIBOR + 1.75%), 01/15/25 (i) (l)	500	499
Other Securities		4,108
		4,607
Materials 0.4%
Other Securities		4,092
Health Care 0.4%
Other Securities		3,967
Communication Services 0.4%
Other Securities		3,717
Energy 0.2%
Citgo Petroleum Corporation
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 07/29/21 (i) (l)	500	499
Other Securities		2,179
		2,678
Consumer Staples 0.2%
Other Securities		1,735
Utilities 0.0%
Other Securities		13
Total Senior Loan Interests (cost $46,004)		45,747
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
BBCMS Mortgage Trust
Series 2018-A5-C2, REMIC, 4.31%, 12/15/28	2,000	2,242
Benchmark Mortgage Trust
Series 2018-A5-B8, REMIC, 4.23%, 12/15/28	2,000	2,239
Navient Student Loan Trust
Series 2016-A-7A, 3.55%, (1M USD LIBOR + 1.15%), 12/25/28 (d) (i)	3,720	3,734
Series 2016-A-5A, 3.65%, (1M USD LIBOR + 1.25%), 12/25/28 (d) (i)	8,312	8,405
Other Securities		2,519
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,026)		19,139
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 42.0%
Investment Companies 35.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (m) (n)	361,373	361,373
Treasury Securities 6.0%
U.S. Treasury Bill
1.99%, 12/12/19 (o)	60,890	60,324
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (m) (n)	535	535
Total Short Term Investments (cost $422,252)		422,232
Total Investments 130.3% (cost $1,294,524)		1,311,219
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (30.3)%		(304,762)
Total Net Assets 100.0%		1,006,455

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $264,457.

(b) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $99,518 and 9.9%, respectively.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(o) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Ultra Bond	2	September 2019	276	—	—
United States Ultra Bond	13	September 2019	2,303	—	5
				—	5
Short Contracts
United States 2 Year Note	(53)	October 2019	(11,403)	(2)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.4%
United States of America 51.8%
Alliant Energy Corporation	461	22,648
American Electric Power Company, Inc.	426	37,525
American Tower Corporation	107	21,849
CenterPoint Energy, Inc.	959	27,447
Cheniere Energy, Inc. (a)	115	7,855
Crown Castle International Corp.	260	33,881
Dominion Energy, Inc.	731	56,511
Enterprise Products Partners LP	433	12,508
Evergy, Inc.	558	33,559
Eversource Energy	338	25,589
Kinder Morgan, Inc.	892	18,627
Magellan Midstream Partners LP	251	16,089
NextEra Energy, Inc.	287	58,720
NiSource Inc.	723	20,811
Norfolk Southern Corp.	27	5,323
Portland General Electric Co.	56	3,052
SBA Communications Corporation (a)	165	37,038
UGI Corp.	446	23,827
Union Pacific Corp.	186	31,542
Williams Cos. Inc.	1,330	37,293
		531,694
Canada 8.5%
Emera Inc.	422	17,239
Enbridge Inc.	292	10,547
Hydro One Limited (b)	1,010	17,612
TC Energy Corporation (c)	854	42,362
		87,760
Japan 7.6%
East Japan Railway Co.	391	36,677
Osaka Gas Co. Ltd.	615	10,729
Tokyo Gas Co. Ltd.	584	13,756
West Japan Railway Co.	204	16,542
		77,704
Australia 6.3%
Aurizon Holdings Limited	2,491	9,450
Transurban Group	5,305	54,944
		64,394
United Kingdom 6.1%
National Grid PLC	2,524	26,788
Severn Trent PLC	575	14,957
SSE PLC	1,448	20,619
		62,364
China 4.4%
China Merchants Holdings International Co. Ltd.	4,410	7,505
COSCO Shipping Ports Ltd.	8,198	8,095
ENN Energy Holdings Ltd.	1,512	14,704
Jiangsu Expressway Co. Ltd. - Class H	8,034	11,439
Shenzhen Expressway Company Limited	3,082	3,704
		45,447
Spain 3.8%
AENA, S.M.E., S.A. (b)	108	21,430
Ferrovial, S.A.	704	18,025
		39,455
Italy 3.1%
Atlantia SpA	1,245	32,463
France 3.0%
Rubis	58	3,280
VINCI	268	27,432
		30,712
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV - Class B (c)	610	9,891
Promotora y Operadora de Infraestructura SAB de CV (c)	975	9,690
		19,581
	Shares/Par[1]	Value ($)
Brazil 1.9%
CCR SA	5,462	19,502
Total Common Stocks (cost $920,767)		1,011,076
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	43,197	43,197
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	5,031	5,031
Total Short Term Investments (cost $48,228)		48,228
Total Investments 103.1% (cost $968,995)		1,059,304
Other Assets and Liabilities, Net (3.1)%		(32,229)
Total Net Assets 100.0%		1,027,075

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $39,042 and 3.8%, respectively.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund *
COMMON STOCKS 65.5%
Financials 18.5%
Ally Financial Inc.	876	27,139
American International Group, Inc. (a)	1,488	79,271
Aon PLC - Class A (a)	157	30,270
Bank of America Corporation (a)	1,439	41,741
Citigroup Inc.	706	49,422
Groupe Bruxelles Lambert SA	363	35,587
The Royal Bank of Scotland Group Public Limited Company	6,647	18,571
Wells Fargo & Co.	646	30,550
		312,551
Communication Services 16.3%
Alphabet Inc. - Class A (b)	32	35,146
Alphabet Inc. - Class C (b)	33	35,310
Baidu, Inc. - Class A - ADR (b)	239	27,995
Charter Communications, Inc. - Class A (b)	104	41,213
Comcast Corporation - Class A	1,082	45,754
Facebook, Inc. - Class A (b)	226	43,645
Naspers Ltd. - Class N	190	46,073
		275,136
Information Technology 11.9%
Analog Devices, Inc. (a)	442	49,933
Broadcom Inc. (a)	178	51,365
Microsoft Corp. (a)	290	38,811
NAVER Corp.	75	7,383
NEXON Co.,Ltd. (b)	844	12,267
TE Connectivity Ltd.	428	41,004
		200,763
Industrials 7.1%
Arconic Inc. (a)	2,546	65,735
Jardine Strategic Holdings Ltd.	272	10,369
United Technologies Corp. (a)	333	43,308
		119,412
Materials 5.3%
Glencore PLC	6,368	22,147
HeidelbergCement AG	392	31,815
LafargeHolcim Ltd.	742	36,292
		90,254
Consumer Discretionary 2.2%
JD.com, Inc. - Class A - ADR (b)	763	23,116
Mohawk Industries Inc. (b)	95	14,048
Other Securities		779
		37,943
Energy 2.0%
Kinder Morgan, Inc.	1,618	33,780
Health Care 1.6%
Mylan Holdings Ltd. (a) (b)	969	18,455
Olympus Corp.	837	9,323
		27,778
Utilities 0.6%
PG&E Corporation (b)	477	10,941
Total Common Stocks (cost $1,028,220)		1,108,558
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (c) (d)	5,172	5,159
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (c) (d)	194	193
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (c) (d)	221	221
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (c) (d)	445	445
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (c) (d)	444	444
Series 2018-A-TALL, REMIC, 3.12%, (1M USD LIBOR + 0.72%), 03/16/20 (c) (d)	711	708
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (c)	9,919	877
	Shares/Par[1]	Value ($)
BBCMS Trust
Series 2018-A-BXH, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 10/15/20 (c) (d)	207	207
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (c) (d)	1,094	1,094
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.65%, 07/25/36 (c)	6,139	5,984
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 4.25%, (1M USD LIBOR + 1.85%), 11/15/31 (c) (d)	138	138
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (d)	2,904	2,932
Citigtoup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 4.13%, 08/25/37 (c)	1,738	1,689
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 3.37%, (1M USD LIBOR + 0.98%), 05/15/21 (c) (d)	772	773
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (d)	5,963	6,027
GS Mortgage Securities Corp Trust
Series 2017-E-500K, 3.89%, (1M USD LIBOR + 1.50%), 07/15/19 (c) (d)	462	462
Series 2017-F-500K, 4.19%, (1M USD LIBOR + 1.80%), 07/15/19 (c) (d)	317	317
Series 2018-E-FBLU, REMIC, 5.14%, 11/16/20 (d)	445	447
Series 2018-A-TWR, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/21 (c) (d)	800	799
Series 2018-D-TWR, REMIC, 3.99%, (1M USD LIBOR + 1.60%), 07/15/21 (c) (d)	800	799
GS Mortgage Securities Trust
Interest Only, Series 2013-XA-GC10, REMIC, 1.66%, 02/12/46 (c)	12,307	562
Interest Only, Series 2016-XA-GS2, REMIC, 1.81%, 05/12/49 (c)	13,900	1,119
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (c)	9,273	627
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (c)	12,560	803
Interest Only, Series 2019-XA-GC39, REMIC, 1.30%, 05/10/52 (c)	9,243	784
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-EFL-WPT, REMIC, 5.03%, (1M USD LIBOR + 2.60%), 07/07/23 (c) (d)	788	788
Series 2019-A-MFP, 0.00%, (1M USD LIBOR + 0.96%), 07/15/24 (c) (d)	765	765
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	255	242
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (d) (e)	9,264	9,324
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (c) (d)	4,000	4,000
Positive Results Property Management LLC
Series 2017-2, 3.47%, 09/25/20 (d) (e)	4,827	4,832
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (c) (d)	5,007	5,091
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (c) (d)	2,833	2,954
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (d)	86	86
Series 2017-A1-6, 2.20%, 02/25/20 (d)	163	163
Series 2016-A-3, 3.05%, 05/25/21 (d)	407	409
Series 2017-A2-6, 2.82%, 02/25/22 (d)	2,500	2,505
Series 2017-A-3, 2.77%, 03/25/22 (d)	666	667
Series 2017-A2-5, 2.78%, 04/25/22 (d)	1,000	1,002
Series 2017-A-1, 3.28%, 01/26/26 (d)	780	787
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (d)	276	276
Series 2018-A1-2, 2.93%, 06/25/20 (d)	565	565

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (c) (d)	2,387	2,385
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (c) (d)	1,000	990
Series 2018-A-2A, 3.72%, (3M USD LIBOR + 1.20%), 08/18/31 (c) (d)	500	496
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (c) (d)	1,000	1,000
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (d) (e)	1,959	1,969
VOLT LXX LLC
Series 2018-A1A-NPL6, 4.11%, 09/27/21 (d)	3,394	3,407
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (d)	2,027	2,025
Series 2017-C-2A, 2.59%, 12/15/22 (d)	5,000	5,002
Other Securities		99,217
Total Non-U.S. Government Agency Asset-Backed Securities (cost $183,148)		184,557
GOVERNMENT AND AGENCY OBLIGATIONS 10.1%
Collateralized Mortgage Obligations 6.3%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	10,449	10,284
Series ME-4181, REMIC, 2.50%, 05/15/32	9,834	9,888
Series AC-3985, REMIC, 2.25%, 12/15/40	734	731
Series FA-4125, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 11/15/42 (c)	11,247	11,164
Series F5-356, 2.89%, (1M USD LIBOR + 0.50%), 09/15/47 (c)	8,844	8,859
Federal National Mortgage Association, Inc.
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,137	2,128
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	8,040	7,971
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,013	4,088
Series 2012-FK-56, 2.85%, (1M USD LIBOR + 0.45%), 06/25/42 (c)	3,705	3,698
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	11,862	12,168
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,869	1,916
Series 2018-FD-31, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 05/25/48 (c)	4,594	4,543
Series 2018-FA-55, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 08/25/48 (c)	4,244	4,218
Series 2018-FA-77, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 10/25/48 (c)	8,768	8,714
Series 2017-FA-96, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 12/25/57 (c)	6,225	6,207
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.78%, (1M USD LIBOR + 0.40%), 07/20/34 (c)	4,808	4,807
Series 2010-FL-167, REMIC, 2.73%, (1M USD LIBOR + 0.35%), 12/20/40 (c)	1,544	1,540
Series 2019-FK-42, REMIC, 2.83%, (1M USD LIBOR + 0.45%), 04/20/49 (c)	4,177	4,168
		107,092
Mortgage-Backed Securities 3.2%
Federal Home Loan Mortgage Corporation
3.50%, 03/01/46	6,359	6,565
Federal National Mortgage Association, Inc.
3.42%, 01/01/24	457	458
3.00%, 01/01/37	7,952	8,105
2.00%, 01/25/40	6,092	6,046
3.00%, 10/01/41	3,805	3,870
3.00%, 10/25/42	11,674	11,898
3.50%, 02/01/46	7,106	7,221
3.50%, 04/01/46	10,224	10,389
		54,552
U.S. Treasury Securities 0.4%
U.S. Treasury Note
1.25%, 01/31/20	1,310	1,304
1.38%, 02/29/20	1,120	1,115
1.38%, 05/31/20	1,900	1,889
1.88%, 03/31/22	990	994
2.63%, 02/28/23	510	526
		5,828
Sovereign 0.2%
Other Securities		3,318
	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (c)	9,962	389
Total Government And Agency Obligations (cost $171,730)		171,179
CORPORATE BONDS AND NOTES 7.4%
Financials 3.0%
Bank of America Corporation
3.27%, (3M USD LIBOR + 0.79%), 03/05/24 (c)	1,190	1,191
Citigroup Inc.
2.75%, 04/25/22	625	631
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (c)	610	614
Goldman Sachs Bank USA
3.20%, 06/05/20	530	535
JPMorgan Chase & Co.
3.21%, 04/01/23	690	704
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	455	455
2.35%, 11/15/21	205	205
The Royal Bank of Scotland Group Public Limited Company
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (c)	580	579
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,115	1,119
Other Securities		45,436
		51,469
Energy 0.9%
Kinder Morgan, Inc.
3.05%, 12/01/19	992	994
Other Securities		14,872
		15,866
Health Care 0.7%
Other Securities		12,383
Industrials 0.6%
Other Securities		9,339
Communication Services 0.5%
CCO Holdings, LLC
5.75%, 02/15/26 (d)	265	279
5.00%, 02/01/28 (d)	145	148
Comcast Corporation
3.45%, 10/01/21	575	592
Other Securities		8,103
		9,122
Consumer Staples 0.4%
Other Securities		7,027
Consumer Discretionary 0.4%
Other Securities		6,038
Materials 0.4%
Other Securities		5,911
Utilities 0.3%
Other Securities		4,799
Information Technology 0.1%
Analog Devices, Inc.
2.95%, 01/12/21	555	560
Other Securities		1,908
		2,468
Real Estate 0.1%
Other Securities		1,322
Total Corporate Bonds And Notes (cost $124,121)		125,744
INVESTMENT COMPANIES 2.6%
Altaba Inc (b)	633	43,931
Total Investment Companies (cost $30,521)		43,931
SENIOR LOAN INTERESTS 1.4%
Information Technology 0.2%
Other Securities		4,036
Industrials 0.2%
Other Securities		3,622
Consumer Discretionary 0.2%
Other Securities		3,415

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Health Care 0.2%
Other Securities		3,204
Financials 0.2%
Other Securities		2,950
Communication Services 0.1%
Other Securities		1,972
Materials 0.1%
Other Securities		1,558
Energy 0.1%
Other Securities		1,184
Consumer Staples 0.1%
Other Securities		811
Utilities 0.0%
Other Securities		451
Real Estate 0.0%
Other Securities		379
Total Senior Loan Interests (cost $24,152)		23,582
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.8%
Porsche Automobil Holding SE (f)	205	13,319
Total Preferred Stocks (cost $12,133)		13,319
SHORT TERM INVESTMENTS 5.1%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (h)	58,270	58,270
Treasury Securities 1.4%
U.S. Treasury Bill
2.47%, 08/15/19 (i)	6,000	5,984
2.48%, 09/05/19 (i)	16,600	16,536
2.53%, 11/07/19 (i)	1,650	1,638
		24,158
	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (g) (h)	4,501	4,501
Total Short Term Investments (cost $86,914)		86,929
Total Investments 103.8% (cost $1,660,939)		1,757,799
Total Securities Sold Short (6.2)% (proceeds $107,166)		(104,328)
Other Assets and Liabilities, Net 2.4%		39,835
Total Net Assets 100.0%		1,693,306

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $190,198 and 11.2%, respectively.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(i) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (6.2%)
INVESTMENT COMPANIES (5.3%)
SPDR S&P 500 ETF	(103)	(30,316)
SPDR S&P Regional Banking ETF	(953)	(50,942)
Utilities Select Sector SPDR Fund	(141)	(8,417)
Total Investment Companies (proceeds $92,891)		(89,675)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(54)	(9,170)
Total Preferred Stocks (proceeds $8,443)		(9,170)
	Shares/Par[1]	Value ($)
COMMON STOCKS (0.3%)
Communication Services (0.3%)
Tencent Holdings Limited	(121)	(5,483)
Total Common Stocks (proceeds $5,832)		(5,483)
Total Securities Sold Short (6.2%) (proceeds $107,166)		(104,328)

(a) Convertible security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.0%
Switzerland	6.0
United Kingdom	3.3
China	3.2
Cayman Islands	2.8
Germany	2.8
South Africa	2.8
Belgium	2.1
Japan	1.5
South Korea	0.5
Mexico	0.4
Brazil	0.3
India	0.2
Colombia	0.2
Canada	0.2
Chile	0.2
Panama	0.2
Ireland	0.2
Singapore	0.1
Australia	0.1
Bermuda	0.1
Indonesia	0.1
Israel	0.1
Peru	0.1
Argentina	0.1
Philippines	0.1
Dominican Republic	0.1
Malaysia	0.1
Netherlands	0.1
Thailand	—
Hong Kong	—
Luxembourg	—
Costa Rica	—
Guatemala	—
Jamaica	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CHT Mortgage Trust, Series 2017-F-CSMO REMIC, 6.14%, 11/15/19	12/04/17	331	332	—
Credit Suisse Mortgage Trust, Series 2017-E-LSTK REMIC, 3.44%, 04/07/21	05/05/17	337	337	—
Credit Suisse Mortgage Trust, Series 2017-XB-LSTK REMIC - Interest Only, 0.32%, 04/07/33	05/09/17	4	4	—
Great Wolf Trust, Series 2017-F-WOLF, 6.46%, 09/16/19	09/27/17	249	249	—
Media Group Holdings LLC	04/23/13	50,938	779	0.1
Morgan Stanley & Co. LLC, Series 2014-LNCX-C19 REMIC - Interest Only, 0.60%, 12/17/46	06/30/17	766	725	—
Riverbed Technology, Inc., 8.88%, 03/01/23	05/31/18	62	44	—
Tapstone Energy, LLC, 9.75%, 06/01/22	05/21/18	49	38	—
		52,736	2,508	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Mister Car Wash Holding, Inc. – 2019 Delayed Draw Term Loan	2	—
	2	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 95.8%
United States of America 26.2%
Alphabet Inc. - Class A (a)	3	3,173
AmerisourceBergen Corporation	60	5,133
Amgen Inc.	2	287
Apache Corporation	187	5,429
Capital One Financial Corporation	67	6,050
Cardinal Health, Inc.	74	3,491
Citigroup Inc.	149	10,422
Comcast Corporation - Class A	149	6,284
CommScope Holding Company, Inc. (a)	157	2,474
Coty Inc. - Class A	322	4,310
Exxon Mobil Corporation	85	6,506
Gilead Sciences Inc.	99	6,676
Kellogg Co.	185	9,912
Kroger Co.	298	6,470
Mattel Inc. (a) (b)	322	3,607
Navistar International Corporation (a)	130	4,464
Oracle Corporation	164	9,324
Perrigo Company Public Limited Company	15	692
United Parcel Service Inc. - Class B	58	5,998
Verizon Communications Inc.	34	1,937
Walgreens Boots Alliance Inc.	138	7,523
Wells Fargo & Co.	109	5,167
		115,329
Japan 7.9%
Kirin Holdings Co. Ltd.	42	901
Mitsui Fudosan Co. Ltd.	195	4,735
Panasonic Corp.	660	5,509
Seven & I Holdings Co., Ltd.	116	3,932
Sumitomo Mitsui Financial Group Inc.	150	5,293
Suntory Beverage & Food Limited (b)	86	3,727
Taiheiyo Cement Corp.	71	2,164
Takeda Pharmaceutical Co. Ltd.	236	8,387
		34,648
United Kingdom 7.9%
BP P.L.C.	1,343	9,374
HSBC Holdings Plc (b)	750	6,218
Kingfisher Plc	1,841	5,020
Standard Chartered PLC	913	8,295
Vodafone Group Public Limited Company	3,492	5,727
		34,634
France 7.3%
BNP Paribas SA	188	8,937
Cie de Saint-Gobain	70	2,739
Credit Agricole SA	391	4,684
Sanofi SA	95	8,212
Veolia Environnement	313	7,633
		32,205
South Korea 6.8%
KB Financial Group Inc. - ADR	280	11,058
Samsung Electronics Co Ltd - GDR (c) (d)	19	19,035
		30,093
Netherlands 5.3%
Aegon NV	844	4,194
Akzo Nobel N.V.	24	2,270
ING Groep N.V.	658	7,634
Royal Dutch Shell PLC - Class B	284	9,300
		23,398
Germany 5.3%
Bayer AG	111	7,715
E.ON SE	443	4,810
Merck KGaA	39	4,076
Siemens AG	57	6,732
		23,333
China 4.6%
Baidu, Inc. - Class A - ADR (a)	33	3,900
China Life Insurance Co. Ltd. - Class H	2,664	6,552
China Mobile Ltd.	524	4,764
	Shares/Par[1]	Value ($)
China Telecom Corp. Ltd. - Class H - ADR	100	4,990
		20,206
India 4.3%
Bharti Airtel Ltd.	2,668	13,410
Hero Motocorp Ltd.	141	5,293
		18,703
Switzerland 3.0%
Alcon AG (a)	3	196
Novartis AG	16	1,441
Roche Holding AG	25	7,129
UBS Group AG	385	4,582
		13,348
Ireland 2.6%
Allergan Public Limited Company	59	9,923
Bank of Ireland Group Public Limited Company	292	1,527
		11,450
Hong Kong 2.4%
CK Asset Holdings Limited	32	249
CK Hutchison Holdings Limited	601	5,922
Kunlun Energy Co. Ltd.	4,611	4,023
Value Partners Group Limited (b)	704	470
		10,664
Singapore 2.2%
Singapore Telecommunications Limited	3,760	9,724
Canada 1.9%
Husky Energy Inc. (a)	254	2,408
Wheaton Precious Metals Corp.	244	5,895
		8,303
Luxembourg 1.8%
SES S.A. - FDR	512	8,006
Denmark 1.6%
A P Moller - Maersk A/S - Class B	3	4,071
The Drilling Company of 1972 A/S (a)	7	510
Vestas Wind Systems A/S	26	2,268
		6,849
Italy 1.4%
ENI SpA	362	6,021
Thailand 1.4%
Bangkok Bank PCL - NVDR	269	1,731
Bangkok Bank PCL	642	4,172
		5,903
Spain 0.9%
Telefonica SA	484	3,975
Israel 0.8%
Teva Pharmaceutical Industries Ltd. - ADR (a)	386	3,559
Indonesia 0.2%
Matahari Department Store Tbk PT	4,171	1,018
Total Common Stocks (cost $429,191)		421,369
SHORT TERM INVESTMENTS 5.0%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	14,599	14,599
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	7,374	7,374
Total Short Term Investments (cost $21,973)		21,973
Total Investments 100.8% (cost $451,164)		443,342
Other Assets and Liabilities, Net (0.8)%		(3,341)
Total Net Assets 100.0%		440,001

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samsung Electronics Co Ltd	11/01/13	11,785	19,035	4.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 49.3%
Mexico 10.8%
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 12/11/19, MXN	1,793,350	92,076
8.00%, 06/11/20 - 12/07/23, MXN	182,030	9,560
2.50%, 12/10/20, MXN (a)	4,788	246
6.50%, 06/10/21 - 06/09/22, MXN	676,900	34,436
7.25%, 12/09/21, MXN	599,010	31,040
10.00%, 12/05/24, MXN	13,340	775
		168,133
India 10.3%
India, Government of
7.80%, 04/11/21, INR	178,500	2,649
8.79%, 11/08/21, INR	682,000	10,380
8.20%, 02/15/22, INR	690,000	10,388
8.35%, 05/14/22, INR	120,200	1,823
8.15%, 06/11/22, INR	1,623,000	24,525
8.08%, 08/02/22, INR	1,329,000	20,063
8.13%, 09/21/22, INR	48,000	727
6.84%, 12/19/22, INR	228,000	3,328
7.16%, 05/20/23, INR	75,600	1,109
8.83%, 11/25/23, INR	2,176,400	34,013
7.68%, 12/15/23, INR	1,872,000	28,132
9.15%, 11/14/24, INR	812,000	12,911
6.79%, 05/15/27, INR	708,100	10,110
		160,158
Indonesia 8.3%
The Republic of Indonesia, The Government of
8.25%, 07/15/21, IDR	95,969,000	6,986
8.38%, 03/15/24 - 09/15/26, IDR	1,063,224,000	79,671
7.00%, 05/15/27, IDR	619,889,000	43,194
		129,851
Brazil 8.0%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/27, BRL	431,692	123,711
South Korea 4.4%
The Bank of Korea
1.80%, 09/09/19, KRW	13,611,000	11,793
1.85%, 10/02/19, KRW	24,260,000	21,023
1.87%, 11/09/19, KRW	9,120,000	7,906
2.06%, 12/02/19, KRW	20,130,000	17,467
2.16%, 02/02/20, KRW	1,530,000	1,329
2.14%, 06/02/20, KRW	2,962,000	2,579
2.05%, 10/05/20, KRW	6,280,000	5,475
The Republic of Korea, Government of
1.75%, 06/10/20, KRW	1,530,000	1,328
		68,900
Ghana 2.5%
Ghana, Government of
17.24%, 11/11/19, GHS	340	62
16.50%, 02/17/20 - 02/06/23, GHS	8,620	1,535
21.50%, 03/09/20, GHS	370	69
21.00%, 03/23/20, GHS	1,385	258
18.50%, 06/01/20, GHS	210	38
17.18%, 06/06/20, GHS	830	152
18.25%, 09/21/20 - 07/25/22, GHS	4,640	834
24.00%, 11/23/20, GHS	13,760	2,669
16.25%, 05/17/21, GHS	14,870	2,605
24.50%, 06/21/21, GHS	8,540	1,699
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,763
19.50%, 10/18/21, GHS	36,816	6,749
18.75%, 01/24/22, GHS	11,430	2,065
17.60%, 11/28/22, GHS	370	65
19.75%, 03/25/24 - 03/15/32, GHS	42,160	7,584
19.00%, 11/02/26, GHS	33,440	5,943
		39,090
Argentina 2.2%
Presidencia De La Nacion
4.50%, 02/13/20	5,024	4,408
4.00%, 03/06/20, ARS (b)	3,394	114
	Shares/Par[1]	Value ($)
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (c)	9,000	206
18.20%, 10/03/21, ARS	484,003	7,810
16.00%, 10/17/23, ARS	450,969	7,721
15.50%, 10/17/26, ARS	885,973	13,823
		34,082
Colombia 2.1%
Presidencia de la Republica de Colombia
7.00%, 09/11/19 - 05/04/22, COP	11,895,000	3,827
11.00%, 07/24/20, COP	4,536,000	1,510
7.75%, 04/14/21, COP	13,557,000	4,382
4.38%, 03/21/23, COP	592,000	179
10.00%, 07/24/24, COP	23,517,000	8,779
7.50%, 08/26/26, COP	38,018,800	12,944
9.85%, 06/28/27, COP	942,000	370
		31,991
Kenya 0.7%
Kenya, Government of
6.88%, 06/24/24 (d)	10,411	11,036
Philippines 0.0%
The Philippines, Government of
3.38%, 08/20/20, PHP	2,060	39
Total Government And Agency Obligations (cost $858,621)		766,991
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 South Africa Ltd
3.00%, 12/31/22 (e) (f) (g)	9,753	73
8.00%, 12/31/22, EUR (e) (f) (g)	3,195	57
K2016470260 South Africa Ltd
25.00%, 12/31/22 (e) (f) (g)	2,422	61
Total Corporate Bonds And Notes (cost $8,362)		191
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (f) (g) (h) (i)	124,902	89
Edcon Holdings Ltd. - Class B (f) (h) (i)	14,399	10
Total Common Stocks (cost $106)		99
WARRANTS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (f) (g) (h) (i)	6	—
Edcon Holdings Ltd. (f) (g) (h) (i)	9,235	—
Edcon Holdings Ltd. (f) (g) (h) (i)	114,036	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 47.3%
Treasury Securities 32.4%
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 07/04/19, MXN (j)	204,194	10,629
7.75%, 07/18/19, MXN (j)	19,602	10,174
8.01%, 08/01/19, MXN (j)	1,073	555
7.63%, 09/12/19, MXN (j)	10,084	5,169
8.15%, 11/07/19, MXN (j)	3,577	1,809
7.88%, 01/02/20, MXN (j)	17,043	8,522
7.59%, 02/27/20, MXN (j)	40,320	19,919
7.64%, 04/02/20, MXN (j)	16,333	8,008
Presidencia Da Republica Federativa Do Brasil
7.46%, 07/01/19, BRL (j)	242,000	63,011
9.15%, 07/01/20, BRL (j)	106,347	26,163
Presidencia De La Nacion
59.40%, 09/19/19, ARS (j)	130,046	3,289
55.24%, 09/29/19, ARS (j)	62,700	1,632
50.52%, 09/30/19, ARS (j)	404,681	12,623
49.59%, 10/31/19, ARS (j)	234,906	6,962
45.46%, 02/28/20, ARS (j)	520	12
49.77%, 04/30/20, ARS (j)	51,589	1,380
58.92%, 07/31/20, ARS (j)	23,091	533
U.S. Treasury Bill
2.40%, 07/18/19 (j) (k)	24,100	24,073
2.03%, 08/01/19 (j)	48,142	48,047
2.48%, 09/05/19 (j)	23,914	23,822
2.45%, 09/26/19 (j)	118,568	117,979
2.42%, 10/10/19 (j)	77,000	76,550

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2.33%, 11/29/19 (j)	23,914	23,708
2.21%, 12/05/19 (j)	10,336	10,244
		504,813
Investment Companies 14.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (l) (m)	232,180	232,180
Total Short Term Investments (cost $754,959)		736,993
Total Investments 96.6% (cost $1,622,048)		1,504,274
Other Derivative Instruments (0.4)%		(6,050)
Other Assets and Liabilities, Net 3.8%		59,223
Total Net Assets 100.0%		1,557,447

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $11,036 and 0.7%, respectively.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) The coupon rate represents the yield to maturity.

(k) All or a portion of the security was on loan.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class A	02/28/17	95	89	—
Edcon Holdings Ltd.	12/15/15	—	—	—
Edcon Holdings Ltd.	12/15/15	—	—	—
Edcon Holdings Ltd.	12/15/15	—	—	—
K2016470219 South Africa Ltd, 3.00%, 12/31/22	02/28/17	3,551	73	—
K2016470219 South Africa Ltd, 8.00%, 12/31/22	02/27/17	2,032	57	—
K2016470260 South Africa Ltd, 25.00%, 12/31/22	02/27/17	2,779	61	—
		8,457	280	—

JNL/Franklin Templeton Global Multisector Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.79	(S)	03/31/24	6,980	5	(328)
3M LIBOR (Q)	Receiving	1.91	(S)	01/22/25	36,540	39	(249)
3M LIBOR (Q)	Receiving	1.94	(S)	01/29/25	6,740	7	(54)
3M LIBOR (Q)	Receiving	1.94	(S)	01/30/25	5,710	6	(47)
3M LIBOR (Q)	Receiving	1.82	(S)	02/03/25	8,990	10	(13)
3M LIBOR (Q)	Receiving	1.98	(S)	03/27/25	5,750	7	(60)
3M LIBOR (Q)	Receiving	1.99	(S)	03/27/25	5,750	7	(62)
3M LIBOR (Q)	Receiving	3.85	(S)	08/22/43	38,670	235	(2,807)
3M LIBOR (Q)	Receiving	3.49	(S)	03/31/44	3,320	17	(826)
3M LIBOR (Q)	Receiving	2.38	(S)	11/18/46	80,600	454	(2,827)
3M LIBOR (Q)	Receiving	2.79	(S)	03/13/47	39,900	241	(4,965)
3M LIBOR (Q)	Receiving	2.54	(S)	04/13/47	27,200	158	(1,895)
3M LIBOR (Q)	Receiving	2.59	(S)	07/27/47	45,400	266	(3,675)
3M LIBOR (Q)	Receiving	2.98	(S)	02/20/48	12,422	78	(2,088)
3M LIBOR (Q)	Receiving	3.00	(S)	02/22/48	12,422	78	(2,149)
3M LIBOR (Q)	Receiving	3.02	(S)	02/23/48	12,422	78	(2,195)
						1,686	(24,240)

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	MSC	Put	0.67	11/14/19	AUD	23,000	—

JNL/Franklin Templeton Global Multisector Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Foreign Currency Options
AUD/USD Spot Rate	MSC	Call	0.72	11/14/19	AUD	23,000	—

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	BNP	07/01/19	ARS	451,842	10,637	1,373
ARS/USD	GSC	07/02/19	ARS	228,068	5,369	766
INR/USD	HSB	07/05/19	INR	478,431	6,928	(13)
JPY/AUD	JPM	09/12/19	AUD	(20,580)	(14,481)	(41)
JPY/AUD	HSB	12/12/19	AUD	(8,150)	(5,747)	(17)
JPY/AUD	HSB	12/12/19	AUD	(23,280)	(16,415)	2
JPY/AUD	JPM	12/12/19	AUD	(14,250)	(10,048)	(17)
JPY/AUD	JPM	03/12/20	AUD	(18,590)	(13,132)	(28)
JPY/AUD	HSB	03/13/20	AUD	(7,980)	(5,637)	(32)
JPY/AUD	HSB	06/12/20	AUD	(8,150)	(5,766)	(27)
JPY/AUD	JPM	06/12/20	AUD	(22,220)	(15,721)	(67)
JPY/USD	CIT	07/16/19	JPY	614,829	5,709	70
JPY/USD	DUB	07/17/19	JPY	809,330	7,516	157
JPY/USD	GSC	07/17/19	JPY	2,366,496	21,976	266
JPY/USD	CIT	07/18/19	JPY	601,130	5,583	115
JPY/USD	HSB	07/18/19	JPY	700,015	6,501	78
JPY/USD	JPM	07/18/19	JPY	372,560	3,460	74
JPY/USD	JPM	07/19/19	JPY	2,612,338	24,263	516
JPY/USD	HSB	07/22/19	JPY	66,028	613	14
JPY/USD	GSC	07/25/19	JPY	3,676,462	34,162	728
JPY/USD	JPM	07/25/19	JPY	718,000	6,672	142
JPY/USD	BCL	07/31/19	JPY	414,600	3,854	74
JPY/USD	CIT	07/31/19	JPY	816,260	7,588	156
JPY/USD	DUB	07/31/19	JPY	641,154	5,961	78
JPY/USD	HSB	09/06/19	JPY	755,532	7,043	14
JPY/USD	JPM	09/06/19	JPY	649,109	6,051	5
JPY/USD	HSB	10/21/19	JPY	2,164,824	20,248	67
JPY/USD	JPM	10/21/19	JPY	1,363,904	12,756	52
JPY/USD	JPM	12/05/19	JPY	627,678	5,891	9
JPY/USD	HSB	12/06/19	JPY	1,927,859	18,097	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	JPM	12/06/19	JPY	652,967	6,129	8
JPY/USD	HSB	12/19/19	JPY	2,249,253	21,135	144
JPY/USD	JPM	12/20/19	JPY	1,104,869	10,383	66
JPY/USD	HSB	03/06/20	JPY	755,532	7,134	13
JPY/USD	JPM	03/06/20	JPY	717,566	6,776	5
JPY/USD	HSB	03/23/20	JPY	3,260,774	30,821	132
JPY/USD	JPM	03/23/20	JPY	2,207,362	20,864	107
JPY/USD	JPM	03/24/20	JPY	572,904	5,415	(23)
JPY/USD	HSB	06/08/20	JPY	755,532	7,175	12
JPY/USD	JPM	06/08/20	JPY	717,566	6,814	3
JPY/USD	JPM	06/22/20	JPY	1,104,869	10,501	53
JPY/USD	BNP	06/24/20	JPY	2,792,115	26,540	(128)
USD/AUD	JPM	07/15/19	AUD	(26,205)	(18,406)	342
USD/AUD	CIT	10/08/19	AUD	(486)	(342)	5
USD/AUD	JPM	10/11/19	AUD	(11,535)	(8,122)	157
USD/AUD	CIT	10/15/19	AUD	(10,281)	(7,240)	128
USD/AUD	JPM	10/15/19	AUD	(26,205)	(18,453)	330
USD/AUD	JPM	10/23/19	AUD	(33,243)	(23,413)	590
USD/AUD	CIT	11/13/19	AUD	(10,245)	(7,219)	(50)
USD/AUD	JPM	11/13/19	AUD	(11,535)	(8,128)	(45)
USD/AUD	CIT	11/15/19	AUD	(10,245)	(7,220)	(43)
USD/AUD	JPM	11/15/19	AUD	(29,340)	(20,675)	(121)
USD/AUD	JPM	11/20/19	AUD	(881)	(621)	(10)
USD/AUD	CIT	11/21/19	AUD	(7,784)	(5,486)	(103)
USD/AUD	JPM	11/21/19	AUD	(749)	(528)	(11)
USD/AUD	JPM	11/22/19	AUD	(33,243)	(23,429)	(341)
USD/AUD	CIT	12/03/19	AUD	(486)	(342)	(4)
USD/EUR	DUB	07/23/19	EUR	(8,367)	(9,534)	(4)
USD/EUR	BCL	07/31/19	EUR	(13,039)	(14,868)	(222)
USD/EUR	JPM	08/13/19	EUR	(7,867)	(8,980)	(68)
USD/EUR	JPM	08/21/19	EUR	(17,880)	(20,422)	(315)
USD/EUR	GSC	09/23/19	EUR	(16)	(18)	—
USD/EUR	JPM	09/25/19	EUR	(5,997)	(6,868)	(58)
USD/EUR	BCL	09/30/19	EUR	(6,519)	(7,469)	12
USD/EUR	SCB	09/30/19	EUR	(397)	(455)	(1)
USD/EUR	BOA	10/08/19	EUR	(2,529)	(2,899)	(19)
USD/EUR	DUB	10/08/19	EUR	(33)	(38)	—
USD/EUR	UBS	10/09/19	EUR	(1,041)	(1,194)	(8)
USD/EUR	HSB	10/11/19	EUR	(786)	(901)	(1)
USD/EUR	JPM	10/11/19	EUR	(29,755)	(34,116)	(38)
USD/EUR	BOA	10/15/19	EUR	(4,279)	(4,907)	(11)
USD/EUR	CIT	10/15/19	EUR	(3,701)	(4,244)	(13)
USD/EUR	DUB	10/15/19	EUR	(822)	(944)	(3)
USD/EUR	BOA	10/16/19	EUR	(134)	(153)	—
USD/EUR	GSC	10/23/19	EUR	(16)	(18)	—
USD/EUR	JPM	10/23/19	EUR	(17,230)	(19,774)	2
USD/EUR	UBS	10/23/19	EUR	(13,784)	(15,819)	15
USD/EUR	DUB	10/24/19	EUR	(10,433)	(11,974)	(64)
USD/EUR	HSB	10/25/19	EUR	(874)	(1,003)	(9)
USD/EUR	BOA	10/29/19	EUR	(11,414)	(13,105)	(190)
USD/EUR	CIT	10/29/19	EUR	(12,058)	(13,845)	(194)
USD/EUR	GSC	10/29/19	EUR	(13,004)	(14,931)	(216)
USD/EUR	JPM	10/29/19	EUR	(786)	(902)	(13)
USD/EUR	SCB	10/29/19	EUR	(389)	(447)	(6)
USD/EUR	DUB	10/30/19	EUR	(4,393)	(5,044)	(72)
USD/EUR	BOA	10/31/19	EUR	(11,414)	(13,107)	(201)
USD/EUR	HSB	10/31/19	EUR	(123)	(141)	(2)
USD/EUR	CIT	11/04/19	EUR	(46,307)	(53,195)	(462)
USD/EUR	JPM	11/15/19	EUR	(3,431)	(3,944)	(23)
USD/EUR	BOA	11/20/19	EUR	(6,778)	(7,796)	(104)
USD/EUR	GSC	11/20/19	EUR	(48)	(55)	(1)
USD/EUR	JPM	11/20/19	EUR	(54,614)	(62,815)	(799)
USD/EUR	GSC	11/21/19	EUR	(16)	(18)	—
USD/EUR	JPM	11/21/19	EUR	(17,880)	(20,566)	(310)
USD/EUR	UBS	11/21/19	EUR	(13,784)	(15,855)	(233)
USD/EUR	BCL	11/29/19	EUR	(6,519)	(7,503)	(132)
USD/EUR	DUB	11/29/19	EUR	(4,394)	(5,058)	(89)
USD/EUR	GSC	11/29/19	EUR	(22,219)	(25,574)	(437)
USD/EUR	BOA	12/04/19	EUR	(1,277)	(1,470)	(24)
USD/EUR	JPM	12/04/19	EUR	(6,100)	(7,024)	(119)
USD/EUR	JPM	12/05/19	EUR	(3,372)	(3,882)	(53)
USD/EUR	UBS	12/05/19	EUR	(1,041)	(1,199)	(18)
USD/EUR	BOA	12/09/19	EUR	(2,531)	(2,915)	(19)
USD/EUR	DUB	12/09/19	EUR	(33)	(38)	—
USD/EUR	DUB	12/16/19	EUR	(67,515)	(77,809)	(471)
USD/EUR	BOA	12/18/19	EUR	(3,389)	(3,907)	(43)
USD/EUR	DUB	12/18/19	EUR	(26,998)	(31,119)	(352)
USD/EUR	JPM	06/15/20	EUR	(3,372)	(3,934)	(16)
USD/INR	HSB	07/05/19	INR	(478,431)	(6,928)	(64)
USD/INR	HSB	07/11/19	INR	(578,831)	(8,376)	(166)
USD/INR	CIT	07/15/19	INR	(35,379)	(512)	(11)
USD/INR	HSB	07/22/19	INR	(879,772)	(12,713)	(480)
USD/INR	JPM	07/22/19	INR	(720,414)	(10,410)	(251)
USD/INR	HSB	08/14/19	INR	(977,150)	(14,078)	(89)
USD/INR	CIT	08/19/19	INR	(1,145,518)	(16,493)	(167)
USD/INR	JPM	08/20/19	INR	(476,590)	(6,861)	(171)
USD/INR	JPM	09/03/19	INR	(454,841)	(6,536)	(91)
USD/INR	BNP	09/06/19	INR	(565,220)	(8,119)	(130)
USD/INR	HSB	09/06/19	INR	(476,333)	(6,842)	(90)
USD/INR	HSB	09/11/19	INR	(675,249)	(9,693)	(142)
USD/INR	BNP	09/12/19	INR	(815,739)	(11,709)	(58)
USD/INR	JPM	09/13/19	INR	(939,769)	(13,487)	(96)
USD/INR	CIT	09/16/19	INR	(545,404)	(7,825)	(54)
USD/INR	HSB	09/16/19	INR	(338,825)	(4,861)	(36)
USD/INR	JPM	09/18/19	INR	(889,077)	(12,752)	(128)
USD/INR	HSB	10/03/19	INR	(478,431)	(6,849)	7
USD/JPY	CIT	07/16/19	JPY	(614,829)	(5,709)	(148)
USD/JPY	DUB	07/17/19	JPY	(809,330)	(7,516)	(240)
USD/JPY	GSC	07/17/19	JPY	(2,366,496)	(21,976)	(704)
USD/JPY	CIT	07/18/19	JPY	(601,130)	(5,583)	(177)
USD/JPY	HSB	07/18/19	JPY	(700,015)	(6,501)	(206)
USD/JPY	JPM	07/18/19	JPY	(372,560)	(3,460)	(109)
USD/JPY	JPM	07/19/19	JPY	(2,612,338)	(24,263)	(767)
USD/JPY	HSB	07/22/19	JPY	(66,028)	(613)	(20)
USD/JPY	GSC	07/25/19	JPY	(3,676,462)	(34,162)	(1,077)
USD/JPY	JPM	07/25/19	JPY	(718,000)	(6,672)	(210)
USD/JPY	BCL	07/31/19	JPY	(414,600)	(3,854)	(119)
USD/JPY	CIT	07/31/19	JPY	(816,260)	(7,589)	(235)
USD/JPY	DUB	07/31/19	JPY	(641,154)	(5,961)	(184)
USD/KRW	CIT	07/29/19	KRW	(1,140,055)	(988)	(29)
USD/KRW	CIT	08/21/19	KRW	(1,012,500)	(878)	(25)
USD/KRW	CIT	08/26/19	KRW	(965,570)	(838)	24
USD/KRW	CIT	08/28/19	KRW	(1,140,055)	(989)	(29)
USD/KRW	CIT	09/20/19	KRW	(5,848,500)	(5,078)	118
USD/KRW	DUB	11/29/19	KRW	(45,176,000)	(39,319)	(1,100)
USD/KRW	GSC	12/09/19	KRW	(23,982,000)	(20,880)	(630)
					(781,675)	(7,736)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund *
COMMON STOCKS 65.7%
United States of America 39.8%
Abbott Laboratories	48	4,056
Air Products and Chemicals, Inc.	29	6,583
Alphabet Inc. - Class A (a)	4	4,728
Amazon.com, Inc. (a)	4	8,086
Analog Devices, Inc.	52	5,835
Apple Inc.	62	12,267
Becton, Dickinson and Company	21	5,353
BlackRock, Inc.	2	1,136
CVS Health Corp.	54	2,937
Exxon Mobil Corporation	81	6,199
General Dynamics Corp.	32	5,907
Honeywell International Inc.	32	5,657
InterXion Holding N.V. (a)	64	4,870
Johnson & Johnson	69	9,680
JPMorgan Chase & Co.	35	3,913
MasterCard Incorporated - Class A	21	5,455
Microsoft Corp.	149	19,957
Nike Inc. - Class B	69	5,776
PepsiCo Inc.	46	6,071
Pfizer Inc.	140	6,084
Procter & Gamble Co.	52	5,757
Roper Industries Inc.	25	9,340
Stryker Corp.	34	6,907
Target Corporation	60	5,240
Texas Instruments Incorporated	77	8,848
The Boeing Company	16	5,952
Union Pacific Corp.	29	4,916
United Technologies Corp.	36	4,707
Verizon Communications Inc.	69	3,925
Versum Materials, Inc.	3	139
Visa Inc. - Class A	26	4,599
Other Securities		291,232
		482,112
United Kingdom 5.8%
Linde Public Limited Company	41	8,201
Standard Chartered PLC	352	3,195
The Sage Group PLC.	490	4,999
Other Securities		53,944
		70,339
Japan 2.1%
ZOZO, Inc.	245	4,597
Other Securities		21,241
		25,838
Germany 2.1%
MTU Aero Engines AG	19	4,535
Other Securities		20,466
		25,001
China 2.0%
Agricultural Bank of China Limited - Class A	63	33
Bank of China Limited - Class A	25	14
Bank of China Limited - Class H	1,898	802
Baoshan Iron & Steel Co., Ltd.	23	22
China CITIC Bank Corporation Limited - Class A	12	11
China CITIC Bank Corporation Limited - Class H	1,099	626
China Construction Bank Corporation - Class H	1,063	915
China Everbright Bank Company Limited - Class A	54	30
China Mobile Ltd.	254	2,309
China Petroleum & Chemical Corporation - Class A	28	23
China Petroleum & Chemical Corporation - Class H	1,160	789
China Resources Cement Holdings Limited	134	130
China Shenhua Energy Company Limited - Class A	9	26
China Shenhua Energy Company Limited - Class H	359	749
China Telecom Corp. Ltd. - Class H	3,502	1,761
China Yangtze Power Co., Ltd. - Class A	27	71
CNOOC Limited	497	847
Daqin Railway Co., Ltd. - Class A	32	38
Industrial and Commercial Bank of China Limited - Class H	1,208	881
Nexteer Automotive Group Limited	38	47
	Shares/Par[1]	Value ($)
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	12	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	510	203
Sinopharm Group Co. Ltd. - Class H	209	736
TAL Education Group - ADS (a)	124	4,724
Other Securities		8,333
		24,129
Netherlands 1.7%
Koninklijke DSM N.V.	39	4,816
Royal Dutch Shell PLC - Class A - ADR	30	1,952
Royal Dutch Shell PLC - Class B	91	2,991
Other Securities		11,105
		20,864
Ireland 1.7%
Accenture Public Limited Company - Class A	36	6,689
Other Securities		13,686
		20,375
South Korea 1.6%
Samsung Electronics Co. Ltd.	113	4,581
Other Securities		14,536
		19,117
Canada 1.2%
Other Securities		14,363
France 0.9%
Other Securities		11,118
Denmark 0.9%
DSV A/S	50	4,912
Other Securities		5,491
		10,403
Australia 0.7%
Cochlear Ltd.	32	4,654
Other Securities		4,235
		8,889
Belgium 0.6%
Other Securities		7,335
Switzerland 0.6%
Other Securities		6,689
Hong Kong 0.5%
Agricultural Bank of China Limited - Class H	1,926	806
China Cinda Asset Management Co., Ltd. - Class H	689	159
Other Securities		5,206
		6,171
Italy 0.5%
Other Securities		5,978
Russian Federation 0.5%
Other Securities		5,713
Thailand 0.4%
Other Securities		4,757
Argentina 0.4%
Other Securities		4,219
South Africa 0.3%
Other Securities		3,681
Brazil 0.3%
Other Securities		3,125
Indonesia 0.2%
Other Securities		2,952
Malaysia 0.2%
Other Securities		2,082
Mexico 0.2%
Other Securities		1,953
Luxembourg 0.2%
Other Securities		1,945
Singapore 0.1%
Other Securities		1,728
Turkey 0.1%
Other Securities		1,597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Israel 0.1%
Other Securities		1,229
Hungary 0.0%
Other Securities		479
Egypt 0.0%
Other Securities		473
Philippines 0.0%
Other Securities		445
Poland 0.0%
Other Securities		295
Czech Republic 0.0%
Other Securities		197
Colombia 0.0%
Other Securities		196
Greece 0.0%
Other Securities		178
Bermuda 0.0%
Other Securities		110
Panama 0.0%
Other Securities		59
Total Common Stocks (cost $791,083)		796,134
CORPORATE BONDS AND NOTES 11.7%
United States of America 9.5%
Abbott Laboratories
3.75%, 11/30/26	900	971
Chesapeake Energy Corporation
8.00%, 06/15/27	6,000	5,253
Citigroup Inc.
5.35%, (callable at 100 beginning 05/15/23) (b)	2,000	2,015
3.35%, 04/24/25	2,100	2,167
Community Health Systems, Inc.
8.00%, 03/15/26 (c)	7,000	6,722
CVS Health Corporation
4.30%, 03/25/28	900	948
5.30%, 12/05/43	900	985
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (b)	1,900	1,931
3.54%, 05/01/28	1,200	1,249
Microsoft Corporation
2.65%, 11/03/22	2,400	2,447
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	5,683
United Technologies Corporation
4.50%, 06/01/42	750	847
Verizon Communications Inc.
2.63%, 08/15/26	1,000	993
Other Securities		82,581
		114,792
United Kingdom 0.7%
Standard Chartered PLC
3.79%, 05/21/25 (c)	1,600	1,636
Other Securities		7,089
		8,725
Switzerland 0.3%
Other Securities		4,037
France 0.2%
Other Securities		2,940
China 0.2%
Other Securities		2,120
Canada 0.2%
Other Securities		2,031
Belgium 0.1%
Other Securities		1,502
Mexico 0.1%
Other Securities		1,367
Hong Kong 0.1%
Other Securities		1,128
	Shares/Par[1]	Value ($)
Italy 0.1%
Other Securities		1,050
India 0.1%
Other Securities		875
Spain 0.1%
Other Securities		839
Ireland 0.0%
Other Securities		672
Australia 0.0%
Other Securities		517
Total Corporate Bonds And Notes (cost $143,105)		142,595
GOVERNMENT AND AGENCY OBLIGATIONS 7.8%
United States of America 7.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (d)	426	456
3.82%, 11/06/36 (d)	1,250	1,450
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (d)	1,200	1,263
3.25%, 06/09/28 (d)	1,200	1,297
Federal Home Loan Mortgage Corporation
TBA, 3.00%, 07/15/48 (e)	5,300	5,347
Federal National Mortgage Association, Inc.
TBA, 3.00%, 07/15/48 (e)	4,900	4,941
TBA, 3.50%, 07/15/48 (e)	2,500	2,556
TBA, 4.00%, 07/15/48 (e)	5,400	5,581
Government National Mortgage Association
TBA, 3.00%, 07/15/48 (e)	7,600	7,763
TBA, 3.50%, 07/15/48 (e)	23,000	23,756
TBA, 4.00%, 07/15/48 (e)	7,700	7,982
TBA, 4.50%, 07/15/48 (e)	3,100	3,231
Tennessee Valley Authority
5.88%, 04/01/36 (d)	600	828
U.S. Treasury Bond
2.50%, 02/15/46	790	785
2.88%, 05/15/49	775	830
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (f)	1,765	1,762
2.00%, 01/15/26 (f)	695	774
1.75%, 01/15/28 (f)	1,025	1,149
3.63%, 04/15/28 (f)	1,359	1,745
U.S. Treasury Note
1.63%, 12/31/19	5,900	5,886
1.38%, 03/31/20	3,900	3,880
2.50%, 06/30/20 (e)	5,500	5,528
2.38%, 08/15/24	1,660	1,707
2.25%, 08/15/27	410	420
2.38%, 05/15/29	800	826
Other Securities		2,171
		93,914
Jordan 0.1%
Other Securities		940
Total Government And Agency Obligations (cost $94,857)		94,854
INVESTMENT COMPANIES 7.4%
United States of America 7.4%
Franklin LibertyQ Emerging Markets ETF (g)	275	8,244
Franklin LibertyQ U.S. Equity ETF (g)	115	3,705
iShares MSCI India Index Fund	284	10,008
iShares MSCI Russia ETF	118	4,634
iShares MSCI Saudi Arabia ETF	58	1,915
iShares MSCI Taiwan ETF	319	11,142
Templeton Global Bond Fund - Class R6 (g)	4,318	48,443
Other Securities		1,269
Total Investment Companies (cost $89,119)		89,360
PREFERRED STOCKS 1.1%
United States of America 0.8%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (h)	30	1,857
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (a) (b)	70	1,919

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		5,823
		9,599
Brazil 0.3%
Other Securities		3,189
South Korea 0.0%
Samsung Electronics Co. Ltd.	4	133
Other Securities		126
		259
Total Preferred Stocks (cost $13,072)		13,047
EQUITY LINKED STRUCTURED NOTES 0.1%
United States of America 0.1%
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated) (i)	14	1,603
Total Equity Linked Structured Notes (cost $1,603)		1,603
SHORT TERM INVESTMENTS 10.9%
Investment Companies 10.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (j)	131,767	131,767
Total Short Term Investments (cost $131,767)		131,767
Total Investments 104.7% (cost $1,264,606)		1,269,360
Other Derivative Instruments 0.0%		70
Other Assets and Liabilities, Net (4.7)%		(57,602)
Total Net Assets 100.0%		1,211,828

(a) Non-income producing security.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $49,121 and 4.1%, respectively.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $66,665.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Investment in affiliate.

(h) Convertible security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Franklin Templeton Mutual Shares Fund	391,005	956	443,983	—	4,156	47,867	—	—
JNL/Franklin Templeton Income Fund	397,130	858	441,077	—	13,901	29,188	—	—
Templeton Global Bond Fund	—	48,400	—	—	—	43	48,443	4.0%
Franklin LibertyQ Emerging Markets ETF	—	8,209	—	—	—	35	8,244	0.7%
Franklin LibertyQ U.S. Equity ETF	—	3,704	—	—	—	1	3,705	0.3%
JNL/Franklin Templeton Global Fund	388,415	144	413,313	—	(56,817)	81,571	—	—
	1,176,550	62,271	1,298,373	—	(38,760)	158,705	60,392	5.0%

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	95	September 2019	13,931	63	54
United States 10 Year Note	35	September 2019	4,476	1	3
				64	57

JNL/Franklin Templeton Growth Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.IG.32 (Q)	1.00	06/20/24	(9,800)	210	6	5

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	MSC	07/03/19	HKD	940	120	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	MSC	07/03/19	JPY	8,025	75	—
					195	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund *
COMMON STOCKS 40.5%
Financials 7.1%
AXA SA	500	13,135
Bank of America Corporation	700	20,300
JPMorgan Chase & Co.	250	27,950
MetLife, Inc.	398	19,759
Wells Fargo & Co.	750	35,490
Other Securities		15,299
		131,933
Utilities 5.8%
Dominion Energy, Inc.	350	27,062
Duke Energy Corporation	201	17,771
Sempra Energy	124	16,974
Southern Co.	650	35,932
Other Securities		10,113
		107,852
Energy 5.5%
Chevron Corp.	120	14,933
Exxon Mobil Corporation	200	15,326
Royal Dutch Shell PLC - Class A - ADR	325	21,148
Williams Cos. Inc.	500	14,020
Other Securities		38,112
		103,539
Health Care 5.4%
AstraZeneca PLC	170	13,890
Bristol-Myers Squibb Co.	340	15,419
CVS Health Corp.	300	16,347
Johnson & Johnson	100	13,928
Merck & Co., Inc.	280	23,478
Pfizer Inc.	400	17,328
		100,390
Information Technology 5.1%
Apple Inc.	130	25,712
Intel Corp.	450	21,528
Texas Instruments Incorporated	210	24,100
Other Securities		24,055
		95,395
Consumer Discretionary 2.8%
Ford Motor Co.	1,000	10,230
General Motors Company	350	13,485
Target Corporation	220	19,047
Other Securities		10,287
		53,049
Consumer Staples 2.8%
PepsiCo Inc.	117	15,329
Other Securities		37,336
		52,665
Materials 2.5%
BASF SE	225	16,391
Rio Tinto Plc - ADR	380	23,702
Other Securities		6,780
		46,873
Communication Services 1.5%
Verizon Communications Inc.	355	20,281
Other Securities		8,189
		28,470
Industrials 1.4%
Cummins Inc. (a)	80	13,707
Other Securities		13,000
		26,707
Real Estate 0.6%
Other Securities		10,932
Total Common Stocks (cost $707,153)		757,805
CORPORATE BONDS AND NOTES 39.2%
Health Care 12.7%
Bausch Health Companies Inc.
6.50%, 03/15/22 (b)	2,200	2,280
5.88%, 05/15/23 (b)	13,000	13,161
	Shares/Par[1]	Value ($)
7.00%, 03/15/24 (b)	3,400	3,613
6.13%, 04/15/25 (b)	4,700	4,794
5.50%, 11/01/25 (b)	3,500	3,648
9.00%, 12/15/25 (b)	2,500	2,795
Bristol-Myers Squibb Company
3.40%, 07/26/29 (b)	3,500	3,664
4.25%, 10/26/49 (b)	3,500	3,854
Community Health Systems, Inc.
6.25%, 03/31/23	33,000	31,764
8.00%, 03/15/26 (b)	35,000	33,610
CVS Health Corporation
4.10%, 03/25/25	2,100	2,214
4.30%, 03/25/28	3,500	3,687
5.05%, 03/25/48	1,600	1,704
Mallinckrodt International Finance S.A.
4.88%, 04/15/20 (b)	4,500	4,341
5.75%, 08/01/22 (b) (c)	17,000	14,547
5.63%, 10/15/23 (b) (c)	4,100	3,101
Tenet Healthcare Corporation
8.13%, 04/01/22	10,000	10,500
6.75%, 06/15/23 (c)	20,000	20,107
5.13%, 05/01/25	1,200	1,212
6.25%, 02/01/27 (b)	15,000	15,450
Other Securities		57,462
		237,508
Financials 7.3%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,121
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,325
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,704
3.42%, 12/20/28	7,500	7,724
Bayer Capital Corporation B.V.
5.63%, 11/22/19, EUR (b) (e)	15,000	13,220
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (d)	6,500	6,732
5.95%, (callable at 100 beginning 08/15/20) (d)	8,000	8,168
5.95%, (callable at 100 beginning 01/30/23) (d)	7,000	7,242
4.13%, 07/25/28	7,500	7,918
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (d)	12,000	12,000
5.15%, (callable at 100 beginning 05/01/23) (d)	2,000	2,033
6.05%, (callable at 100 beginning 10/30/19) (d)	4,157	4,158
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	4,086
Other Securities		53,880
		136,311
Energy 5.9%
Calumet Specialty Products Partners, L.P.
6.50%, 04/15/21 (c)	12,000	11,930
7.63%, 01/15/22 (c)	3,000	2,912
Chesapeake Energy Corporation
4.88%, 04/15/22 (c)	5,500	5,227
7.00%, 10/01/24 (c)	7,000	6,288
8.00%, 01/15/25 (c)	18,000	16,606
8.00%, 03/15/26 (b)	15,701	14,311
5.50%, 09/15/26 (e)	2,500	2,001
7.50%, 10/01/26	7,000	6,240
Highpoint Operating Corporation
7.00%, 10/15/22 (c)	8,000	7,670
8.75%, 06/15/25	7,500	7,186
Weatherford International Ltd.
5.88%, 07/01/21 (e) (f)	23,000	11,903
8.25%, 06/15/23 (f)	9,900	5,228
9.88%, 02/15/24 (c) (f) (g)	7,500	3,924
Other Securities		9,204
		110,630
Communication Services 5.8%
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,649
5.00%, 03/15/23	11,000	10,562
Netflix, Inc.
4.38%, 11/15/26	5,000	5,119
4.88%, 04/15/28	9,000	9,300

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,189
11.50%, 11/15/21	7,500	8,705
6.00%, 11/15/22	4,200	4,379
Sprint Corporation
7.13%, 06/15/24	5,500	5,835
7.63%, 03/01/26	9,200	9,798
Sprint Spectrum Co LLC
5.15%, 03/20/28 (b)	6,500	6,752
Univision Communications Inc.
5.13%, 05/15/23 (b)	15,000	14,657
Other Securities		19,412
		109,357
Consumer Discretionary 2.4%
Ford Motor Company
4.35%, 12/08/26 (c)	7,500	7,563
General Motors Company
5.15%, 04/01/38	7,000	6,919
Other Securities		31,129
		45,611
Consumer Staples 1.3%
Other Securities		23,949
Industrials 1.1%
Other Securities		20,160
Utilities 1.0%
Calpine Corporation
5.38%, 01/15/23	15,000	15,168
5.75%, 01/15/25	3,000	2,978
		18,146
Materials 0.8%
Other Securities		15,176
Real Estate 0.6%
Other Securities		11,331
Information Technology 0.3%
Other Securities		4,731
Total Corporate Bonds And Notes (cost $735,601)		732,910
GOVERNMENT AND AGENCY OBLIGATIONS 6.1%
U.S. Treasury Securities 6.1%
U.S. Treasury Bond
3.00%, 02/15/49	10,000	10,967
U.S. Treasury Note
2.50%, 05/31/20	20,000	20,087
2.50%, 06/30/20	20,000	20,103
2.75%, 04/30/23	20,000	20,741
2.75%, 05/31/23	20,000	20,756
2.88%, 05/31/25	20,000	21,166
Total Government And Agency Obligations (cost $110,258)		113,820
EQUITY LINKED STRUCTURED NOTES 5.5%
Information Technology 2.1%
UBS AG
(Microsoft Corporation) (b)	230	27,276
Other Securities		13,012
		40,288
Communication Services 2.0%
JPMorgan Chase & Co.
(Amazon.com, Inc.) (b)	5	8,893
Royal Bank of Canada
(Alphabet Inc.) (b)	7	7,583
(Comcast Corporation) (b)	530	20,728
		37,204
Materials 1.0%
UBS AG
(DowDuPont Inc.) (b)	350	17,952
	Shares/Par[1]	Value ($)
Financials 0.4%
UBS AG
(Newmont Goldcorp Corporation) (b)	215	7,912
Total Equity Linked Structured Notes (cost $102,994)		103,356
SENIOR LOAN INTERESTS 2.4%
Consumer Discretionary 1.2%
Other Securities		22,623
Health Care 0.6%
Other Securities		10,330
Industrials 0.5%
Other Securities		9,300
Communication Services 0.1%
Other Securities		2,030
Total Senior Loan Interests (cost $46,078)		44,283
PREFERRED STOCKS 0.4%
Financials 0.4%
Federal National Mortgage Association, Inc., 0.00%, (callable at 105,000 beginning 08/01/19) (d) (e) (g) (h) (i)	-	2,013
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	200	5,430
Total Preferred Stocks (cost $9,100)		7,443
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (f) (g) (h) (j) (k)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (l) (m)	78,303	78,303
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (l) (m)	65,575	65,575
Total Short Term Investments (cost $143,878)		143,878
Total Investments 101.8% (cost $1,855,062)		1,903,496
Other Derivative Instruments (0.0)%		(169)
Other Assets and Liabilities, Net (1.8)%		(34,065)
Total Net Assets 100.0%		1,869,262

(a) All or a portion of the security is subject to a written call option.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $375,539 and 20.1%, respectively.

(c) All or a portion of the security was on loan.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cemex Finance LLC, 6.00%, 04/01/24	03/27/14	3,000	3,091	0.2
General Motors Co. Escrow	04/25/11	—	1	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Weatherford International Ltd., 5.88%, 07/01/21	06/03/16	20,561	11,903	0.6
Weatherford International Ltd., 8.25%, 06/15/23	06/13/16	9,824	5,228	0.3
Weatherford International Ltd., 9.88%, 02/15/24	10/23/17	7,484	3,924	0.2
		40,869	24,147	1.3

JNL/Franklin Templeton Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Applied Materials, Inc.	Call	52.50	09/20/19	1,200	(79)
Cummins Inc.	Call	180.00	08/16/19	400	(90)
					(169)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 92.8%
United Kingdom 14.9%
Bellway P L C	25	884
Biffa PLC (a)	4,257	11,190
Bovis Homes BVC Ltd.	66	867
Card Factory PLC	532	1,190
Clarkson PLC	449	14,353
De La Rue PLC	234	909
Devro PLC	527	1,382
Greggs PLC	151	4,430
Headlam Group PLC	2,026	12,343
John Wood Group P.L.C.	2,054	11,814
Man Group PLC	2,058	4,070
Oxford Instruments PLC	114	1,859
PageGroup Plc	1,128	7,356
RPC Group PLC	1,074	10,821
SIG plc	1,223	2,018
Sthree Plc	1,048	3,802
		89,288
Japan 10.2%
Anicom Holdings, Inc. (b)	95	3,406
Asahi Corporation	77	873
Asics Corp.	242	2,626
Bandai Namco Holdings Inc.	172	8,360
BML Inc.	152	4,324
Bunka Shutter Co. Ltd.	225	1,710
Daibiru Corp.	216	2,012
Descente Ltd.	15	255
Dowa Holdings Co. Ltd. (b)	77	2,481
En-Japan Inc.	37	1,438
Fuji Oil Holdings Inc.	125	3,784
Gulliver International Co. Ltd. (b)	443	1,190
Idec Corp.	128	2,399
Kobayashi Pharmaceutical Co. Ltd.	29	2,051
Meitec Corp.	78	4,036
Morita Holdings Corp.	111	1,950
N Field Co Ltd	151	984
Nichiha Corporation	70	1,945
Nihon Parkerizing Co. Ltd.	143	1,590
Qol Holdings Co., Ltd.	107	1,651
Square Enix Holdings Co. Ltd.	48	1,542
Tadano Ltd.	212	2,222
TechnoPro Holdings, Inc. (b)	49	2,600
Tsumura & Co.	143	4,001
Zojirushi Corp. (b)	155	1,657
		61,087
Canada 7.7%
Badger Daylighting Ltd. (b)	32	1,153
Canaccord Genuity Group Inc.	536	2,454
Canada Goose Holdings Inc. (b) (c)	29	1,123
Canadian Western Bank	141	3,208
Computer Modelling Group Ltd.	53	297
Fairfax Financial Holdings Ltd.	31	15,363
Fairfax India Holdings Corporation (a) (c)	1,287	16,344
Gran Tierra Energy Inc. (c)	540	845
Mullen Group Ltd. (b)	191	1,388
Russel Metals Inc.	59	987
ShawCor Ltd.	82	1,151
The North West Company Inc. (b)	88	2,018
		46,331
Bermuda 7.4%
Arch Capital Group Ltd. (c)	418	15,515
AXIS Capital Holdings Limited	32	1,915
Liberty Latin America Ltd. - Class A (c)	620	10,676
Liberty Latin America Ltd. - Class C (c)	251	4,320
RenaissanceRe Holdings Ltd	67	11,944
		44,370
Hong Kong 5.5%
Goodbaby International Holdings Limited (c)	6,480	1,471
Greatview Aseptic Packaging Company Limited	2,192	1,253
Hang Lung Group Ltd.	5,576	15,477
	Shares/Par[1]	Value ($)
Johnson Electric Holdings Limited	530	1,133
PAX Global Technology Limited	3,672	1,498
Techtronic Industries Company Limited	603	4,626
Value Partners Group Limited (b)	3,287	2,194
VTech Holdings Ltd.	269	2,408
Xtep International Holdings Limited	5,212	3,144
		33,204
Sweden 5.4%
Cloetta AB - Class B	4,189	13,640
Dometic Group AB (publ) (a)	267	2,679
Dustin Group AB (a) (b)	847	7,790
Granges AB	251	2,876
Tethys Oil AB	114	913
Thule Group AB (d) (e)	189	4,677
		32,575
Denmark 5.1%
ISS A/S (b)	470	14,193
Matas A/S	123	1,337
Nilfisk Holding A/S (b) (c)	89	2,479
Scandinavian Tobacco Group A/S (a) (b)	1,060	12,366
		30,375
France 4.9%
Elior Group (a)	1,098	15,140
Elis SA (b)	617	11,212
Maisons Du Monde (a)	59	1,416
Nexans	42	1,418
		29,186
Spain 4.2%
Construcciones Y Auxiliar De Ferrocarriles, S.A	72	3,294
Lar Espana Real Estate Socimi, S.A.	1,098	8,540
Prosegur Cash, S.A. (a)	272	539
Zardoya Otis SA (b)	1,667	12,670
		25,043
China 3.4%
Beijing Hollysys Co.,Ltd.	139	2,633
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (c)	251	15,630
China ZhengTong Auto Services Holdings Limited	2,199	914
Shanghai Haohai Biological Technology Co., Ltd. - Class H (a)	215	1,175
		20,352
Taiwan 2.8%
Chicony Electronics Co. Ltd.	1,094	2,697
Giant Manufacturing Co. Ltd.	519	4,066
King Yuan Electronics Co. Ltd.	4,439	3,843
Merida Industry Co. Ltd.	409	2,420
Tripod Technology Corp.	1,136	4,037
		17,063
Ireland 2.8%
Green Reit Public Limited Company	2,333	4,806
Total Produce Public Limited Company	7,148	11,908
		16,714
Germany 2.6%
Gerresheimer AG	50	3,700
JENOPTIK Aktiengesellschaft	88	2,838
Rational AG	6	4,012
Stabilus S.A.	43	1,987
zooplus AG (c)	23	3,203
		15,740
Netherlands 2.3%
Aalberts Industries N.V.	31	1,213
Accell Group N.V.	63	1,735
Arcadis NV	157	2,975
Flow Traders N.V. (a)	58	1,697
Intertrust N.V. (a)	199	4,101
PostNL NV (b)	1,211	2,101
		13,822
Finland 1.6%
Huhtamaki Oyj - Class I	113	4,655
Outotec Oyj (c)	172	911

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Uponor Oyj	382	4,152
		9,718
Switzerland 1.5%
Bucher Industries AG	12	4,031
Landis+Gyr Group AG (b)	19	1,475
Logitech International S.A. (b)	49	1,967
Tecan Group AG	5	1,316
		8,789
Italy 1.4%
Interpump Group SpA	120	3,694
Technogym S.p.A. (a)	365	4,071
Tod's SpA (b)	20	956
		8,721
Singapore 1.4%
Haw Par Corp. Ltd.	376	3,927
Straits Trading Co. Ltd.	2,687	4,448
		8,375
Belgium 1.4%
Barco NV	21	4,489
Ontex Group (b)	238	3,840
		8,329
Brazil 1.1%
Camil Alimentos S.A.	1,642	3,091
Grendene S.A.	771	1,569
M. Dias Branco S.A. Industria e Comercio de Alimentos	201	2,041
		6,701
United Arab Emirates 0.9%
Borr Drilling Limited (c)	569	5,507
United States of America 0.8%
OneSpaWorld Holdings Limited (b) (c)	311	4,824
South Korea 0.8%
BNK Financial Group Inc.	282	1,827
DGB Financial Group	404	2,852
		4,679
Greece 0.8%
Silverado C & D, A California Limited Partnership (c)	1,398	4,627
India 0.5%
DCB Bank Limited	514	1,766
Welspun India Limited	1,636	1,361
		3,127
Luxembourg 0.5%
Grand City Properties S.A.	126	2,873
	Shares/Par[1]	Value ($)
Poland 0.3%
CCC S.A.	36	1,619
Australia 0.3%
Hansen Technologies Limited	571	1,575
Indonesia 0.2%
PT XL Axiata Tbk. (c)	7,221	1,525
Norway 0.1%
XXL ASA (b)	178	595
Total Common Stocks (cost $565,139)		556,734
PREFERRED STOCKS 0.4%
Brazil 0.4%
Alpargatas S.A.	412	2,212
Total Preferred Stocks (cost $921)		2,212
WARRANTS 0.1%
United States of America 0.1%
OneSpaWorld Holdings Limited (c)	60	281
Total Warrants (cost $0)		281
SHORT TERM INVESTMENTS 9.5%
Investment Companies 6.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	39,206	39,206
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (f) (g)	18,025	18,025
Total Short Term Investments (cost $57,231)		57,231
Total Investments 102.8% (cost $623,291)		616,458
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (2.8)%		(16,514)
Total Net Assets 100.0%		599,943

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $78,508 and 13.1%, respectively.

(b) All or a portion of the security was on loan.

(c) Non-income producing security.

(d) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Thule Group AB	08/27/15	2,699	4,677	0.8

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BOA	07/01/19	JPY	51,390	477	(1)
JPY/USD	MSC	07/02/19	JPY	1,531	14	—
JPY/USD	GSC	07/03/19	JPY	13,693	127	—
					618	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund *
COMMON STOCKS 90.9%
Financials 22.6%
Alleghany Corporation (a)	18	12,107
American International Group, Inc.	275	14,629
Brighthouse Financial, Inc. (a)	34	1,238
Capital One Financial Corporation	95	8,579
Chubb Limited	51	7,500
CIT Group Inc.	131	6,859
Citigroup Inc.	171	11,952
Citizens Financial Group Inc.	327	11,557
Hartford Financial Services Group Inc.	179	9,985
JPMorgan Chase & Co.	138	15,433
MetLife, Inc.	136	6,751
Voya Financial Inc.	166	9,173
Wells Fargo & Co.	248	11,736
Other Securities		11,337
		138,836
Health Care 12.9%
CVS Health Corp.	142	7,755
Eli Lilly & Co.	72	8,032
GlaxoSmithKline PLC	540	10,816
Medtronic Public Limited Company	251	24,446
Merck & Co., Inc.	104	8,750
Novartis AG - ADR	173	15,835
Other Securities		3,615
		79,249
Energy 11.4%
Anadarko Petroleum Corporation	148	10,472
Baker Hughes, a GE Company, LLC - Class A	280	6,904
Kinder Morgan, Inc.	561	11,706
Marathon Oil Corp.	528	7,508
Royal Dutch Shell PLC - Class A	219	7,130
Royal Dutch Shell PLC - Class A	156	5,091
Williams Cos. Inc.	300	8,406
Other Securities		12,924
		70,141
Communication Services 11.3%
Charter Communications, Inc. - Class A (a)	41	16,318
Comcast Corporation - Class A	248	10,478
Discovery, Inc. - Class C (a)	228	6,496
T-Mobile US Inc. (a)	98	7,300
Walt Disney Co.	130	18,121
Other Securities		11,145
		69,858
Information Technology 9.4%
Cisco Systems, Inc.	120	6,577
Cognizant Technology Solutions Corp. - Class A	158	10,042
Hewlett Packard Enterprise Company	364	5,438
Red Hat Inc. (a)	34	6,407
Samsung Electronics Co. Ltd.	254	10,341
Symantec Corp.	457	9,937
Western Digital Corp.	132	6,264
Other Securities		3,084
		58,090
Industrials 7.5%
General Electric Co.	654	6,864
Huntington Ingalls Industries Inc.	26	5,807
Johnson Controls International Public Limited Company	233	9,610
Sensata Technologies Holding PLC (a)	208	10,213
Other Securities		13,385
		45,879
Consumer Staples 7.0%
British American Tobacco P.L.C. - ADR	60	2,093
	Shares/Par[1]	Value ($)
British American Tobacco P.L.C.	219	7,656
Kraft Heinz Foods Co.	187	5,799
Kroger Co.	349	7,569
Walgreens Boots Alliance Inc.	118	6,450
Other Securities		13,239
		42,806
Consumer Discretionary 5.5%
General Motors Company	212	8,150
Lennar Corp. - Class A	116	5,613
Newell Brands Inc.	472	7,282
PVH Corp.	69	6,516
Other Securities		6,541
		34,102
Materials 1.6%
International Paper Co.	181	7,856
Other Securities		2,055
		9,911
Real Estate 1.2%
Vornado Realty Trust	94	6,027
Other Securities		1,634
		7,661
Utilities 0.5%
Other Securities		3,210
Total Common Stocks (cost $510,140)		559,743
CORPORATE BONDS AND NOTES 2.2%
Information Technology 1.1%
Other Securities		6,688
Communication Services 0.8%
Other Securities		5,274
Energy 0.3%
Other Securities		1,604
Total Corporate Bonds And Notes (cost $16,144)		13,566
SENIOR LOAN INTERESTS 0.8%
Financials 0.8%
Other Securities		4,645
Total Senior Loan Interests (cost $4,803)		4,645
WARRANTS 0.0%
Other Securities		23
Total Warrants (cost $55)		23
OTHER EQUITY INTERESTS 0.0%
Other Securities		18
Communication Services 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		18
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	28,001	28,001
Treasury Securities 0.6%
U.S. Treasury Bill
2.49%, 07/05/19 (d)	1,787	1,786
2.47%, 08/15/19 (d)	1,787	1,782
		3,568
Total Short Term Investments (cost $31,568)		31,569
Total Investments 99.0% (cost $562,710)		609,564
Other Derivative Instruments 0.0%		42
Other Assets and Liabilities, Net 1.0%		6,129
Total Net Assets 100.0%		615,735

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc.	01/24/18	—	—	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avaya Inc.	01/24/18	—	—	—
Avaya Inc. Escrow	12/27/17	—	—	—
Avaya Inc. Escrow	01/11/18	—	—	—
Avaya Inc. Escrow	12/26/17	—	—	—
iHeartMedia, Inc.	05/31/19	—	—	—
Tribune Co. Escrow Litigation Interests	05/21/18	—	—	—
TRU Kids Parent LLC	02/25/19	4,823	2,052	0.4
Wayne Services Legacy Inc.	02/25/19	351	197	—
		5,174	2,249	0.4

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	HSB	07/15/19	EUR	122	140	—
USD/EUR	BOA	07/15/19	EUR	(8,951)	(10,193)	22
USD/GBP	HSB	07/16/19	GBP	(12,182)	(15,482)	53
USD/KRW	HSB	07/19/19	KRW	(11,562,278)	(10,019)	(33)
					(35,554)	42

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 60.6%
Thailand 8.2%
Thailand, Kingdom of
3.65%, 12/17/21, THB	81,800	2,787
1.88%, 06/17/22, THB	44,260	1,447
3.63%, 06/16/23, THB	12,530	437
2.40%, 12/17/23, THB	194,010	6,475
3.85%, 12/12/25, THB	26,500	961
2.13%, 12/17/26, THB	24,380	801
3.58%, 12/17/27, THB	27,180	989
3.65%, 06/20/31, THB	32,160	1,198
3.78%, 06/25/32, THB	154,160	5,820
3.40%, 06/17/36, THB	35,720	1,322
3.30%, 06/17/38, THB	38,630	1,413
		23,650
South Africa 6.5%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	13,550	1,086
8.00%, 01/31/30, ZAR	3,580	238
7.00%, 02/28/31, ZAR	11,530	695
8.25%, 03/31/32, ZAR	16,947	1,109
8.88%, 02/28/35, ZAR	79,620	5,323
8.50%, 01/31/37, ZAR	103,945	6,632
9.00%, 01/31/40, ZAR	56,045	3,682
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	86
		18,852
Brazil 6.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	23,061	6,335
10.00%, 01/01/23, BRL	20,458	5,864
10.00%, 01/01/25, BRL	10,734	3,155
10.00%, 01/01/27, BRL	3,792	1,132
10.00%, 01/01/29, BRL	29	9
6.00%, 08/15/40, BRL (a)	1,039	1,152
		17,647
Colombia 5.3%
Presidencia de la Republica de Colombia
11.00%, 07/24/20, COP	2,827,000	941
3.50%, 03/10/21, COP (b)	7,146,798	2,297
7.75%, 04/14/21, COP	1,138,000	368
7.00%, 05/04/22, COP	9,848,300	3,231
4.38%, 03/21/23, COP	1,858,000	561
10.00%, 07/24/24, COP	3,427,600	1,280
3.50%, 05/07/25, COP (b)	21,404	7
6.25%, 11/26/25, COP	3,535,200	1,129
7.50%, 08/26/26, COP	2,898,600	987
3.30%, 03/17/27, COP (b)	527,074	172
6.00%, 04/28/28, COP	5,229,800	1,623
7.00%, 06/30/32, COP	8,508,600	2,757
		15,353
Chile 4.4%
Banco Central de Chile
3.00%, 03/01/22, CLP (b)	474,356	750
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	1,137
4.50%, 02/28/21, CLP	115,000	175
4.50%, 03/01/21, CLP	1,860,000	2,833
4.00%, 03/01/23, CLP	1,435,000	2,210
4.50%, 03/01/26, CLP	1,975,000	3,165
5.00%, 03/01/35, CLP	1,320,000	2,290
		12,560
Russian Federation 4.1%
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	10	—
7.10%, 10/16/24, RUB	27,260	429
7.95%, 10/07/26, RUB	249,580	4,090
6.90%, 05/23/29, RUB	50,190	773
8.50%, 09/17/31, RUB	210,680	3,635
7.25%, 05/10/34, RUB	194,910	3,036
		11,963
	Shares/Par[1]	Value ($)
Poland 4.0%
Urzad Rady Ministrow
4.00%, 10/25/23, PLN	7,290	2,119
2.50%, 07/25/27, PLN	26,770	7,267
2.75%, 10/25/29, PLN	8,260	2,283
		11,669
Malaysia 3.4%
Malaysia, Government of
3.89%, 07/31/20, MYR	1,050	256
3.74%, 08/26/21, MYR	2,840	693
4.05%, 09/30/21, MYR	1,630	401
4.13%, 08/15/25, MYR	1,530	381
3.96%, 09/15/25, MYR	5,570	1,378
3.99%, 10/15/25, MYR	180	45
4.39%, 04/15/26, MYR	1,390	352
4.71%, 09/15/26, MYR	1,920	495
4.07%, 09/30/26, MYR	510	127
3.90%, 11/30/26, MYR	2,320	571
3.90%, 11/16/27, MYR	3,310	813
4.50%, 04/15/30, MYR	6,260	1,609
4.25%, 09/30/30, MYR	1,890	476
4.23%, 06/30/31, MYR	2,690	675
3.84%, 04/15/33, MYR	2,590	618
4.72%, 06/15/33, MYR	640	167
4.79%, 10/31/35, MYR	1,200	316
4.74%, 03/15/46, MYR	1,810	462
		9,835
Hungary 2.6%
Koztarsasagi Elnoki Hivatal
2.50%, 10/27/21, HUF	231,630	851
3.00%, 06/26/24, HUF	896,050	3,380
5.50%, 06/24/25, HUF	610,020	2,598
2.75%, 12/22/26, HUF	145,220	534
3.00%, 10/27/27, HUF	31,860	119
		7,482
Peru 2.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.35%, 08/12/28, PEN (c)	2,662	906
5.94%, 02/12/29, PEN	2,000	661
6.95%, 08/12/31, PEN	938	338
6.15%, 08/12/32, PEN	6,320	2,106
5.40%, 08/12/34, PEN	2,100	650
6.90%, 08/12/37, PEN	2,245	796
6.85%, 02/12/42, PEN	4,205	1,510
6.71%, 02/12/55, PEN	718	260
		7,227
United States of America 2.4%
U.S. Treasury Note
2.63%, 12/31/25	2,840	2,972
1.88%, 06/30/26 (d)	3,990	3,990
		6,962
Czech Republic 2.2%
Urad Vlady CR
2.40%, 09/17/25, CZK	19,930	940
1.00%, 06/26/26, CZK	18,150	786
0.25%, 02/10/27, CZK	47,570	1,944
2.50%, 08/25/28, CZK	19,820	963
0.95%, 05/15/30, CZK	26,460	1,108
4.20%, 12/04/36, CZK	12,140	723
		6,464
Mexico 2.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/09/22, MXN	62,188	3,156
10.00%, 12/05/24, MXN	7,718	448
5.75%, 03/05/26, MXN	5,686	264
7.50%, 06/03/27, MXN	6,469	337
8.50%, 05/31/29, MXN	11,076	613
7.75%, 05/29/31, MXN	21,202	1,116
		5,934

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Turkey 1.9%
Turkiye Cumhuriyeti Basbakanlik
11.00%, 03/02/22, TRY	6,220	924
10.70%, 08/17/22, TRY	6,740	980
12.20%, 01/18/23, TRY	9,920	1,494
16.20%, 06/14/23, TRY	2,370	401
4.88%, 10/09/26	420	374
11.00%, 02/24/27, TRY	6,740	887
6.00%, 03/25/27	580	551
		5,611
Dominican Republic 1.3%
Banco Central de la Republica Dominicana
10.50%, 04/07/23, DOP	2,700	56
11.00%, 09/15/23, DOP (c)	2,190	44
12.00%, 03/05/32, DOP	58,600	1,314
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (c)	10,850	215
11.50%, 05/10/24, DOP	22,700	497
9.75%, 06/05/26, DOP (c)	64,900	1,309
18.50%, 02/04/28, DOP (c)	4,900	146
11.38%, 07/06/29, DOP	3,000	65
		3,646
Indonesia 1.2%
The Republic of Indonesia, The Government of
8.25%, 07/15/21, IDR	32,700,000	2,380
7.00%, 05/15/27, IDR	7,241,000	505
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	513
		3,398
Argentina 0.9%
Presidencia De La Nacion
4.50%, 02/13/20	240	209
48.48%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (e) (f)	2,475	56
2.50%, 07/22/21, ARS (a)	375	14
3.38%, 01/15/23, EUR	530	468
5.00%, 01/15/27, EUR	750	618
5.25%, 01/15/28, EUR (c)	540	442
3.38%, 12/31/38, EUR (g)	420	272
3.75%, 12/31/38 (g)	40	23
Other Securities		367
		2,469
Venezuela 0.5%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (f) (h) (i) (j)	10,060	1,529
Puerto Rico 0.2%
Other Securities		553
Uruguay 0.2%
Other Securities		543
Nigeria 0.2%
Other Securities		529
Qatar 0.2%
Other Securities		435
Burundi 0.1%
Other Securities		208
Suriname 0.1%
Other Securities		186
Total Government And Agency Obligations (cost $180,835)		174,705
CORPORATE BONDS AND NOTES 25.1%
Peru 3.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (f) (k)	1,574	1,773
Banco de Credito del Peru
4.85%, 10/30/20, PEN (c)	5,525	1,687
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	515
Corporacion Lindley S.A.
6.75%, 11/23/21	1,756	1,868
Other Securities		2,716
		8,559
	Shares/Par[1]	Value ($)
Turkey 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22	1,340	1,310
Coca Cola Icecek A.S.
4.22%, 09/19/24	800	786
4.22%, 09/19/24 (c)	400	398
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (c)	310	303
Yapi ve Kredi Bankasi A.S.
13.88%, (callable at 100 beginning 01/15/24) (c) (l) (m)	360	365
5.13%, 10/22/19	200	200
6.10%, 03/16/23	410	386
8.25%, 10/15/24 (c)	940	953
Other Securities		1,358
		6,059
Mexico 2.0%
BBVA Bancomer, S.A.
5.13%, 01/18/33	600	573
5.13%, 01/18/33 (c)	500	477
Fideicomiso F/80460
4.25%, 10/31/26	200	199
3.88%, 04/30/28 (c)	330	320
5.50%, 07/31/47	200	199
5.50%, 07/31/47 (c)	320	318
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (c)	910	965
Other Securities		2,655
		5,706
India 1.6%
Reliance Industries Limited
3.67%, 11/30/27	250	251
3.67%, 11/30/27 (c)	910	917
Other Securities		3,576
		4,744
South Africa 1.5%
MTN (Mauritius) Investments Limited
5.37%, 02/13/22	660	681
4.76%, 11/11/24	400	400
6.50%, 10/13/26 (c)	370	400
Sasol Financing USA LLC
5.88%, 03/27/24	960	1,037
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,194
Other Securities		590
		4,302
China 1.5%
China National Bluestar (Group) Co,Ltd.
3.50%, 09/30/21	400	405
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21	1,040	1,058
3.38%, 06/19/24	200	200
Huarong Finance 2017 Co., Ltd.
4.50%, (callable at 100 beginning 01/24/22) (l)	400	402
Huarong Finance Co., Ltd.
3.75%, 05/29/24	400	402
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200	218
5.00%, 11/19/25	200	213
Other Securities		1,282
		4,180
Russian Federation 1.2%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (e)	1,260	1,123
Gaz Capital S.A.
5.15%, 02/11/26 (f) (k)	1,010	1,074
Phosagro Bond Funding Designated Activity Company
3.95%, 11/03/21 (c)	810	817
Other Securities		530
		3,544

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Indonesia 1.1%
Bank Mandiri (Persero), Pt Tbk
3.75%, 04/11/24	200	204
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	440	502
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21	350	368
PT Pertamina (Persero)
4.88%, 05/03/22	560	589
Other Securities		1,582
		3,245
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23	70	70
6.00%, 07/06/23 (c)	810	806
Tecila Sociedad Anonima
6.95%, 07/21/27	260	236
7.00%, 12/15/47	100	86
Other Securities		1,870
		3,068
Brazil 1.0%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (l)	1,190	1,126
Petrobras Global Finance B.V.
6.00%, 01/27/28	606	644
6.90%, 03/19/49	90	96
Other Securities		1,073
		2,939
Colombia 0.8%
Banco de Bogota S.A.
6.25%, 05/12/26	230	254
6.25%, 05/12/26 (c)	850	938
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (c)	810	913
Other Securities		218
		2,323
Guatemala 0.7%
Comcel Trust
6.88%, 02/06/24	310	321
6.88%, 02/06/24 (c)	330	342
Other Securities		1,480
		2,143
United Kingdom 0.7%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH	43,500	1,637
Standard Chartered Bank
7.50%, 08/18/32, IDR (c)	1,946,000	135
Other Securities		353
		2,125
Malaysia 0.7%
Axiata SPV2 Berhad
3.47%, 11/19/20	1,050	1,062
Gohl Capital Limited
4.25%, 01/24/27	890	916
		1,978
United Arab Emirates 0.6%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (c)	800	880
Other Securities		788
		1,668
Chile 0.6%
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (c)	230	235
3.63%, 04/03/23	500	513
4.25%, 05/07/29 (c)	460	483
Other Securities		416
		1,647
Luxembourg 0.5%
Altice Financing S.A.
6.63%, 02/15/23	320	327
	Shares/Par[1]	Value ($)
7.50%, 05/15/26	600	602
7.50%, 05/15/26 (c)	620	623
		1,552
Nigeria 0.4%
Zenith Bank PLC
7.38%, 05/30/22	1,090	1,157
Dominican Republic 0.4%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (c)	1,090	1,146
Ukraine 0.4%
Other Securities		1,005
Norway 0.4%
Dno Asa
8.75%, 05/31/23 (c)	500	513
8.38%, 05/29/24 (c)	480	484
		997
Ghana 0.3%
Other Securities		959
Singapore 0.3%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39	200	228
Other Securities		645
		873
Jamaica 0.3%
Other Securities		832
Australia 0.3%
Other Securities		742
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	650	676
Cayman Islands 0.2%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (m) (n)	600	660
Netherlands 0.2%
Other Securities		643
Mongolia 0.2%
Other Securities		626
Switzerland 0.2%
Syngenta Finance N.V.
5.18%, 04/24/28 (c)	320	334
5.68%, 04/24/48 (c)	250	250
		584
Zambia 0.2%
Other Securities		560
Romania 0.2%
Other Securities		517
Japan 0.1%
Other Securities		335
Ireland 0.1%
Other Securities		324
United States of America 0.0%
Other Securities		31
Total Corporate Bonds And Notes (cost $71,992)		72,449
CREDIT LINKED STRUCTURED NOTES 7.3%
Indonesia 5.5%
Deutsche Bank Aktiengesellschaft
(Indonesia Government, 7.50%, 08/15/32, Moody's rating N/A), IDR	21,400,000	1,488
JPMorgan Chase Bank, National Association
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR	13,137,000	987
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR	55,759,000	4,360
(Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A), IDR	61,400,000	4,701
Standard Chartered Bank
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR (c)	10,711,000	835

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR	24,920,000	1,908
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (c)	19,611,000	1,505
		15,784
Egypt 1.6%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 03/03/20, Moody’s rating N/A), EGP (c) (n)	30,350	1,621
HSBC Bank PLC
(Egypt Treasury Bill, 0.00%, 11/19/19, Moody’s rating N/A), EGP (c) (n)	15,200	852
JPMorgan Chase Bank, National Association
(Egypt Treasury Bill, 0.00%, 10/22/19, Moody’s rating N/A), EGP (c) (n)	15,175	862
(Egypt Treasury Bill, 0.00%, 12/03/19, Moody’s rating N/A), EGP (n)	21,500	1,201
		4,536
Colombia 0.2%
Citigroup Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (c)	1,642,000	610
Total Credit Linked Structured Notes (cost $22,004)		20,930
COMMON STOCKS 0.0%
Mongolia 0.0%
Other Securities		15
United States of America 0.0%
Other Securities		—
Total Common Stocks (cost $41)		15
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	7,114	7,114
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	772	772
Total Short Term Investments (cost $7,886)		7,886
Total Investments 95.7% (cost $282,758)		275,985
Other Derivative Instruments 0.3%		805
Other Assets and Liabilities, Net 4.0%		11,528
Total Net Assets 100.0%		288,318

(a) Treasury inflation indexed note, par amount is not adjusted for inflation.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $40,236 and 14.0%, respectively.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $3,986.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(h) Non-income producing security.

(i) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aby Transmision Sur S.A., 6.88%, 04/30/43	04/09/14	1,574	1,773	0.6
Gaz Capital S.A., 5.15%, 02/11/26	05/24/19	1,010	1,074	0.4
		2,584	2,847	1.0

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	1	December 2020		245	—	1
United States 10 Year Ultra Bond	10	September 2019		1,352	—	29
United States 2 Year Note	16	October 2019		3,443	(1)	(1)
United States 5 Year Note	79	October 2019		9,283	(1)	52
United States Long Bond	2	September 2019		306	—	6
					(2)	87
Short Contracts
Euro BOBL	(2)	September 2019	EUR	(268)	—	(1)
Euro Schatz	(4)	September 2019	EUR	(448)	—	(1)
United States 10 Year Note	(76)	September 2019		(9,648)	(1)	(78)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Ultra Bond	(6)	September 2019	(1,062)	—	(3)
				(1)	(83)

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.36	(M)	03/18/20	MXN	858,825	(7)	(47)
28-Day MEXIBOR (M)	Receiving	7.75	(M)	09/13/23	MXN	78,900	(12)	(81)
28-Day MEXIBOR (M)	Receiving	5.66	(M)	01/24/25	MXN	27,480	(5)	106
28-Day MEXIBOR (M)	Receiving	7.50	(M)	03/03/27	MXN	1,490	—	(2)
28-Day MEXIBOR (M)	Paying	7.60	(M)	09/15/21	MXN	73,060	8	19
28-Day MEXIBOR (M)	Paying	7.50	(M)	09/14/22	MXN	46,125	6	19
28-Day MEXIBOR (M)	Paying	7.45	(M)	09/11/24	MXN	104,950	19	59
28-Day MEXIBOR (M)	Paying	7.55	(M)	09/09/26	MXN	103,225	18	57
28-Day MEXIBOR (M)	Paying	7.50	(M)	06/09/27	MXN	69,490	13	58
28-Day MEXIBOR (M)	Paying	8.01	(M)	06/29/27	MXN	55,250	4	83
28-Day MEXIBOR (M)	Paying	8.25	(M)	06/06/29	MXN	16,725	4	46
3M HIBOR (Q)	Receiving	2.00	(Q)	06/19/29	HKD	10,700	(3)	(12)
3M HIBOR (Q)	Receiving	1.75	(Q)	09/18/29	HKD	4,190	(1)	1
3M JIBAR (Q)	Paying	6.75	(Q)	12/18/21	ZAR	203,670	(5)	21
3M JIBAR (Q)	Paying	8.00	(Q)	12/18/29	ZAR	5,790	1	6
3M LIBOR (Q)	Receiving	3.00	(S)	03/20/21		35,520	12	(461)
3M LIBOR (Q)	Receiving	1.50	(S)	09/18/21		5,070	2	5
3M LIBOR (Q)	Receiving	3.00	(S)	09/18/29		3,230	6	(21)
3M TAIBOR (Q)	Paying	0.75	(Q)	06/19/24	TWD	505,480	(24)	(24)
6M BUBOR (S)	Paying	0.60	(A)	09/19/20	HUF	1,180,895	(1)	43
6M BUBOR (S)	Paying	0.80	(A)	12/18/21	HUF	2,148,820	(1)	(4)
6M BUBOR (S)	Paying	2.50	(A)	12/18/29	HUF	542,100	2	51
6M EURIBOR (S)	Paying	1.00	(A)	09/18/29	EUR	3,650	5	55
6M PRIBOR (S)	Receiving	2.13	(A)	09/18/22	CZK	69,640	1	(32)
6M PRIBOR (S)	Receiving	1.88	(A)	09/18/23	CZK	146,140	2	(68)
6M PRIBOR (S)	Receiving	2.00	(A)	09/18/24	CZK	42,790	—	(33)
6M PRIBOR (S)	Receiving	1.75	(A)	12/18/29	CZK	104,190	2	(73)
6M PRIBOR (S)	Paying	2.20	(A)	09/18/21	CZK	357,920	(5)	51
6M WIBOR (S)	Receiving	2.50	(A)	12/18/29	PLN	12,850	1	(70)
7-Day China Fixing Repo Rate (Q)	Paying	3.00	(Q)	06/19/24	CNY	25,020	1	20
BRAZIBOR (M)	Receiving	9.80	(M)	01/02/25	BRL	3,825	(10)	(128)
BRAZIBOR (M)	Paying	7.90	(M)	01/02/20	BRL	65,147	4	130
BRAZIBOR (M)	Paying	6.66	(M)	01/02/23	BRL	29,640	23	24
BRAZIBOR (M)	Paying	6.85	(M)	01/02/23	BRL	8,775	6	19
BRAZIBOR (M)	Paying	7.90	(M)	01/02/23	BRL	15,775	11	174
Chilean Interbank Rate (S)	Paying	3.60	(S)	03/20/21	CLP	2,549,720	(1)	67
Chilean Interbank Rate (S)	Paying	3.15	(S)	09/23/21	CLP	2,568,965	1	43
Colombian Interbank Rate (Q)	Paying	4.75	(Q)	06/20/20	COP	27,550,875	—	24
Colombian Interbank Rate (Q)	Paying	5.00	(Q)	03/20/21	COP	34,628,425	3	167
Colombian Interbank Rate (Q)	Paying	4.40	(Q)	09/18/21	COP	13,365,750	3	21
Colombian Interbank Rate (Q)	Paying	5.95	(Q)	09/18/29	COP	11,869,700	4	169
Korean Won 3M Certificate of Deposit (Q)	Receiving	1.50	(Q)	06/19/29	KRW	3,972,570	(5)	(34)
Korean Won 3M Certificate of Deposit (Q)	Receiving	1.25	(Q)	09/18/29	KRW	1,519,260	(4)	9
Korean Won 3M Certificate of Deposit (Q)	Paying	1.75	(Q)	03/20/21	KRW	50,820,510	17	191
Korean Won 3M Certificate of Deposit (Q)	Paying	1.75	(Q)	06/19/21	KRW	73,998,020	23	240
Korean Won 3M Certificate of Deposit (Q)	Paying	1.25	(Q)	09/18/21	KRW	17,658,840	8	(26)
Mumbai Interbank Offered Rate (S)	Receiving	5.75	(S)	06/19/24	INR	49,970	—	(4)
Mumbai Interbank Offered Rate (S)	Paying	6.75	(S)	03/20/21	INR	750,000	5	97
Singapore Swap Offer Rate Fixing 6 Month (S)	Paying	2.00	(S)	09/18/29	SGD	1,650	3	(5)
							134	950

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Türkiye Cumhuriyeti Basbakanlik (Q)	1.00	06/20/24	1,720	218	(3)	(45)

Credit default swap agreements - sell protection[4]
Gobierno Federal de los Estados Unidos Mexicanos (Q)	1.00	06/20/24	(3,000)	(16)	—	20
Presidência Da República Federativa Do Brasil (Q)	1.00	09/20/19	(1,550)	2	—	—
The Central People's Government of the People's Republic of China (Q)	1.00	06/20/22	(900)	20	—	—
				6	—	20

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	MSC	07/10/19	ARS	34,017	791	64
ARS/USD	MSC	07/12/19	ARS	13,878	322	28
ARS/USD	MSC	07/31/19	ARS	94,278	2,119	198
BRL/USD	MSC	07/02/19	BRL	9,320	2,427	(6)
BRL/USD	MSC	07/02/19	BRL	41,215	10,733	219
BRL/USD	MSC	08/02/19	BRL	32,378	8,407	16
CLP/USD	MSC	07/05/19	CLP	3,010,306	4,442	78
CLP/USD	MSC	07/23/19	CLP	2,053,214	3,031	70
CNH/USD	MSC	09/18/19	CNH	31,922	4,643	17
COP/USD	MSC	07/22/19	COP	5,439,303	1,690	(16)
CZK/EUR	MSC	09/18/19	EUR	(6,311)	(7,224)	61
EUR/USD	MSC	07/10/19	EUR	82	94	1
EUR/USD	MSC	09/18/19	EUR	4,690	5,368	34
HKD/USD	MSC	07/03/19	HKD	1,931	247	—
HUF/USD	MSC	09/18/19	HUF	450,232	1,592	(6)
HUF/USD	MSC	09/18/19	HUF	364,528	1,289	5
HUF/PLN	MSC	09/18/19	PLN	(1,468)	(394)	(1)
IDR/USD	MSC	08/13/19	IDR	61,109,400	4,305	46
INR/USD	MSC	07/15/19	INR	334,318	4,836	43
KRW/USD	MSC	07/22/19	KRW	4,630,669	4,013	13
KRW/USD	MSC	08/05/19	KRW	860,151	746	15
MXN/USD	MSC	07/17/19	MXN	9,160	476	14
MXN/USD	MSC	09/18/19	MXN	95,761	4,924	(28)
MXN/USD	MSC	09/18/19	MXN	322,441	16,578	12
MYR/USD	MSC	07/24/19	MYR	12,383	2,996	52
PHP/USD	MSC	07/31/19	PHP	38,479	750	17
PLN/EUR	MSC	09/18/19	EUR	(4,823)	(5,520)	13
PLN/USD	MSC	09/18/19	PLN	23,863	6,403	37
RON/USD	MSC	09/18/19	RON	16,324	3,923	17
RUB/USD	MSC	07/30/19	RUB	104,517	1,646	(12)
RUB/USD	MSC	07/30/19	RUB	551,746	8,690	258
SGD/USD	MSC	09/18/19	SGD	5,496	4,067	11
TRY/USD	MSC	09/18/19	TRY	9,090	1,504	(11)
TRY/USD	MSC	09/18/19	TRY	34,064	5,638	185
TWD/USD	MSC	08/05/19	TWD	89,746	2,895	(10)
TWD/USD	MSC	08/05/19	TWD	93,249	3,009	32
USD/ARS	MSC	07/12/19	ARS	(13,566)	(314)	(17)
USD/BRL	MSC	07/02/19	BRL	(50,536)	(13,160)	(104)
USD/CLP	MSC	07/05/19	CLP	(3,010,306)	(4,443)	(84)
USD/CLP	MSC	07/23/19	CLP	(4,094,462)	(6,045)	(168)
USD/CNH	MSC	09/18/19	CNH	(25,996)	(3,782)	(36)
USD/COP	MSC	07/22/19	COP	(6,850,066)	(2,128)	(27)
USD/COP	MSC	07/22/19	COP	(4,244,842)	(1,319)	7
USD/EUR	MSC	07/10/19	EUR	(801)	(911)	(9)
USD/EUR	MSC	09/18/19	EUR	(1,311)	(1,500)	(5)
USD/HKD	MSC	07/03/19	HKD	(1,932)	(247)	(1)
USD/HKD	MSC	09/04/19	HKD	(1,932)	(247)	—
USD/INR	MSC	07/15/19	INR	(16,870)	(244)	(3)
USD/JPY	MSC	09/18/19	JPY	(158,416)	(1,478)	3
USD/KRW	MSC	07/22/19	KRW	(803,784)	(697)	(2)
USD/KRW	MSC	08/05/19	KRW	(2,991,213)	(2,593)	(67)
USD/MXN	MSC	07/17/19	MXN	(9,467)	(492)	2
USD/PEN	MSC	07/09/19	PEN	(2,428)	(737)	(7)
USD/PEN	MSC	07/17/19	PEN	(1,854)	(563)	(7)
USD/RUB	MSC	07/30/19	RUB	(211,507)	(3,331)	(98)
USD/SGD	MSC	09/18/19	SGD	(3,672)	(2,718)	(16)
USD/THB	MSC	09/18/19	THB	(176,236)	(5,758)	(94)
USD/TRY	MSC	09/18/19	TRY	(1,856)	(307)	(10)
USD/TRY	MSC	09/18/19	TRY	(4,291)	(710)	2
USD/TWD	MSC	08/05/19	TWD	(109,171)	(3,522)	(53)
USD/ZAR	MSC	09/18/19	ZAR	(33,151)	(2,328)	(25)
ZAR/USD	MSC	09/18/19	ZAR	31,057	2,181	49
					54,063	696

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M Tel Aviv Interbank Offered Rate (Q)	Paying	CGM	1.75	(A)	12/18/29	ILS	2,300	—	8
3M Tel Aviv Interbank Offered Rate (Q)	Paying	CGM	1.75	(A)	12/18/29	ILS	3,010	3	7
3M Tel Aviv Interbank Offered Rate (Q)	Paying	DUB	1.75	(A)	12/18/29	ILS	6,020	1	19
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.75	(S)	03/20/21	THB	256,270	2	29
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.50	(S)	09/18/21	THB	127,080	—	(3)
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.75	(S)	06/19/24	THB	44,720	(3)	7
Bloomberg Thailand 6M Reference Rate (S)	Paying	BOA	1.75	(S)	06/19/24	THB	44,760	(2)	6
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	(S)	02/04/21	THB	71,910	—	15
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	(S)	02/15/21	THB	31,420	—	5
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/19/21	THB	151,980	2	16
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/20/21	THB	55,570	—	7
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.50	(S)	09/18/21	THB	144,860	(4)	—
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.75	(S)	06/19/24	THB	44,330	(1)	5
Bloomberg Thailand 6M Reference Rate (S)	Paying	CSI	1.83	(S)	02/16/21	THB	41,040	—	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Bloomberg Thailand 6M Reference Rate (S)	Paying	DUB	1.75	(S)	06/19/21	THB	134,600	—	16
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	03/20/21	THB	366,010	7	36
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/19/21	THB	390,600	8	38
Bloomberg Thailand 6M Reference Rate (S)	Paying	JPM	1.75	(S)	06/20/21	THB	202,350	(1)	25
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	148,070	1	17
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	03/20/21	THB	258,100	—	31
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/19/21	THB	133,860	1	15
Bloomberg Thailand 6M Reference Rate (S)	Paying	MSC	1.75	(S)	06/20/21	THB	80,650	—	10
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	(Q)	05/02/24	COP	980,390	—	(21)
								14	295

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/19	3,520	(17)	(32)	15
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	550	(7)	3	(10)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	2,170	(29)	24	(53)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	970	(13)	14	(27)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	630	(8)	3	(11)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	740	(10)	9	(19)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	540	(7)	4	(11)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	990	(13)	12	(25)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	950	(13)	10	(23)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	3,080	(40)	40	(80)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	1,770	(24)	15	(39)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	760	(10)	4	(14)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,720	(36)	34	(70)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,130	(15)	15	(30)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	990	(13)	12	(25)
The Central People's Government of the People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	330	(6)	3	(9)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	520	(9)	—	(9)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	220	(4)	2	(6)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,710	(29)	18	(47)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	300	(5)	—	(5)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,520	(25)	16	(41)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	510	(9)	—	(9)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/22	820	(18)	(12)	(6)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	780	(18)	(13)	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					28,430	(381)	181	(562)
Credit default swap agreements - sell protection[4]
Ministry of Diwan Amiri Affairs (Q)	BCL	0.46	1.00	06/20/23	(2,300)	47	20	27

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Non-Deliverable Bond Forward Contracts
Reference Entity[2]	Counterparty	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Presidencia de la República de Colombia, 11.00%, 07/24/20 (A)	JPM	07/16/19	COP	572,800	—	—
Presidencia de la República de Colombia, 7.50%, 08/26/26 (A)	DUB	08/14/19	COP	2,423,721	—	6
					—	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 89.7%
India 27.4%
Bajaj Finance Limited	102	5,413
Bajaj Finserv Limited	27	3,336
HDFC Bank Limited	18	639
HDFC Bank Limited - ADR	241	31,390
Housing Development Finance Corp.	1,086	34,512
Infosys Ltd. - ADR	935	10,005
Infosys Ltd.	1,060	11,264
Kotak Mahindra Bank Ltd.	483	10,330
Reliance Industries Ltd. - GDR (a)	124	4,483
Reliance Industries Ltd.	650	11,816
Tata Consultancy Services Limited	422	13,627
United Breweries Limited	293	5,684
		142,499
Hong Kong 14.8%
AIA Group Limited	1,986	21,470
China Resources Gas Group Ltd.	666	3,302
CK Infrastructure Holdings Limited	1,404	11,445
CLP Holdings Ltd.	821	9,053
Hong Kong Exchanges & Clearing Ltd.	79	2,777
Link Real Estate Investment Trust	1,391	17,099
MTR Corp.	1,723	11,594
		76,740
Indonesia 7.7%
Bank Central Asia, PT TBK	10,956	23,260
Bank Rakyat Indonesia Persero Tbk PT	41,931	12,950
PT Sarana Menara Nusantara Tbk (b)	81,703	4,089
		40,299
Thailand 7.1%
Airports of Thailand Public Company Limited	1,155	2,770
Bangkok Dusit Medical Services Public Company Limited. (b)	9,734	8,261
CP ALL Public Company Limited (b)	4,182	11,739
Electricity Generating PCL	796	8,440
Thai Beverage Public Company Limited	8,908	5,465
		36,675
China 6.3%
China Tower Corporation Limited (a)	46,845	12,322
Guangdong Investment Ltd.	5,796	11,471
Kingdee International Software Group Co. Ltd. (c)	2,720	2,949
Ping An Insurance (Group) Co of China Ltd - Class A	126	1,632
Ping An Insurance (Group) Co of China Ltd - Class H	230	2,765
Tencent Holdings Limited	32	1,425
		32,564
Russian Federation 5.8%
Public Joint Stock Company Oil Company Lukoil	90	7,565
Public Joint Stock Company Polyus - GDR	81	3,752
Public Joint Stock Company Polyus - GDR (a)	46	2,106
Sberbank of Russia	2,636	9,911
Yandex N.V. - Class A (d)	175	6,638
		29,972
Netherlands 5.5%
Heineken NV	103	11,529
Unilever N.V. - CVA	279	16,961
		28,490
Singapore 3.5%
Ascendas REIT	3,463	7,983
Singapore Exchange Ltd.	1,171	6,860
Singapore Technologies Engineering Ltd.	1,045	3,197
		18,040
	Shares/Par[1]	Value ($)
South Korea 2.9%
Macquarie Korea	629	6,426
Samsung Fire & Marine Insurance Co. Ltd.	37	8,656
		15,082
Mexico 2.3%
Fomento Economico Mexicano SAB de CV - ADR	79	7,679
Wal - Mart de Mexico, S.A.B. de C.V.	1,572	4,292
		11,971
United Kingdom 2.2%
Coca-Cola HBC AG	298	11,266
Brazil 1.6%
Equatorial Energia S.A	208	4,990
Transmissora Alianca de Energia Eletrica S.A.	488	3,472
		8,462
Taiwan 1.1%
Chailease Holding Company Limited	628	2,602
Taiwan Semiconductor Manufacturing Co. Ltd.	444	3,397
		5,999
Malaysia 0.8%
IHH Healthcare Berhad	3,133	4,395
Philippines 0.4%
Universal Robina Corp.	587	1,902
United States of America 0.3%
Coca-Cola Co.	30	1,539
Total Common Stocks (cost $400,437)		465,895
PARTICIPATORY NOTES 8.3%
China 8.3%
Macquarie Bank Limited (Shanghai International Airport Co.Ltd.)	624	7,626
Macquarie Bank Limited (Yunnan Baiyao Group Co., Ltd.)	233	2,836
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	648	11,167
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	114	16,347
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	540	5,195
Total Participatory Notes (cost $30,816)		43,171
PREFERRED STOCKS 1.0%
Brazil 1.0%
Cia De Transmissao De ENE-PF	828	5,341
Total Preferred Stocks (cost $3,301)		5,341
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	3,144	3,144
Total Short Term Investments (cost $3,144)		3,144
Total Investments 99.6% (cost $437,698)		517,551
Other Assets and Liabilities, Net 0.4%		2,187
Total Net Assets 100.0%		519,738

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $18,911 and 3.6%, respectively.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) All or a portion of the security was on loan.

(d) Non-income producing security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	07/03/19	HKD	1,961	251	—
USD/HKD	SSB	07/02/19	HKD	(2,991)	(383)	—
					(132)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 97.3%
United States of America 37.8%
Alphabet Inc. - Class A (a)	31	33,281
American International Group, Inc.	503	26,825
Bank of America Corporation	648	18,798
Booking Holdings Inc. (a)	14	26,702
Caterpillar Inc.	69	9,412
Charter Communications, Inc. - Class A (a)	76	29,928
Citigroup Inc.	341	23,877
Comcast Corporation - Class A	330	13,965
Constellation Brands, Inc. - Class A	94	18,584
General Electric Co.	891	9,358
General Motors Company	689	26,542
Halliburton Co.	670	15,243
HCA Healthcare, Inc.	88	11,875
Hilton Worldwide Holdings Inc.	318	31,081
Moody's Corp.	91	17,676
Regeneron Pharmaceuticals, Inc. (a)	54	16,904
		330,051
Switzerland 17.8%
Compagnie Financiere Richemont SA	188	15,976
Credit Suisse Group AG	3,409	40,744
Glencore PLC	11,743	40,843
Julius Bar Gruppe AG	618	27,474
Kühne + Nagel International AG	85	12,640
LafargeHolcim Ltd.	361	17,646
		155,323
Germany 12.4%
Allianz SE	107	25,848
Bayer AG	613	42,411
Daimler AG	719	39,955
		108,214
United Kingdom 8.2%
Diageo PLC	136	5,842
Liberty Global PLC - Class A (a)	576	15,538
Liberty Global PLC - Class C (a)	376	9,980
Reckitt Benckiser Group PLC	130	10,235
Willis Towers Watson Public Limited Company	50	9,605
	Shares/Par[1]	Value ($)
WPP 2012 Limited	1,593	20,067
		71,267
France 5.7%
BNP Paribas SA (b)	880	41,811
Danone	93	7,851
		49,662
Netherlands 4.1%
CNH Industrial N.V.	3,508	35,991
South Africa 2.7%
Naspers Ltd. - Class N	99	23,991
Japan 2.4%
Toyota Motor Corp.	344	21,378
South Korea 2.1%
Samsung Electronics Co. Ltd.	462	18,803
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,667	12,770
China 1.4%
Baidu, Inc. - Class A - ADR (a)	106	12,461
Mexico 1.2%
Grupo Televisa S.A.B. - ADR	1,292	10,902
Total Common Stocks (cost $912,371)		850,813
SHORT TERM INVESTMENTS 7.1%
Securities Lending Collateral 4.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	40,202	40,202
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	21,754	21,754
Total Short Term Investments (cost $61,956)		61,956
Total Investments 104.4% (cost $974,327)		912,769
Other Derivative Instruments (0.0)%		(247)
Other Assets and Liabilities, Net (4.4)%		(38,449)
Total Net Assets 100.0%		874,073

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/CHF	SSB	12/18/19	CHF	(13,810)	(14,365)	(247)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.6%
Real Estate 98.6%
Apartment Investment and Management Company - Class A	158	7,904
AvalonBay Communities, Inc.	67	13,578
Camden Property Trust	95	9,945
Caretrust REIT, Inc.	138	3,284
Cousins Properties Incorporated (a)	160	5,784
Duke Realty Corp.	255	8,043
Empire State Realty Trust Inc. - Class A	343	5,082
Equinix, Inc.	27	13,656
Highwoods Properties Inc.	129	5,324
Host Hotels & Resorts, Inc.	275	5,016
Hudson Pacific Properties Inc.	190	6,328
Invitation Homes Inc.	358	9,565
New Senior Investment Group Inc.	276	1,857
Pebblebrook Hotel Trust (b)	189	5,335
Physicians Realty Trust	213	3,705
ProLogis Inc.	184	14,696
Public Storage	63	15,055
QTS Realty Trust, Inc. - Class A	94	4,344
Regency Centers Corp.	123	8,220
Sabra Health Care REIT, Inc.	230	4,530
Simon Property Group Inc.	74	11,867
SITE Centers Corp.	383	5,064
Ventas, Inc.	206	14,077
Total Common Stocks (cost $174,791)		182,259
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	2,856	2,856
Total Short Term Investments (cost $2,856)		2,856
Total Investments 100.1% (cost $177,647)		185,115
Other Assets and Liabilities, Net (0.1)%		(167)
Total Net Assets 100.0%		184,948

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 99.8%
India 45.6%
Ajanta Pharma Limited	45	624
Asian Paints Limited	120	2,363
Axis Bank Limited (a)	910	10,666
Bajaj Finance Limited	400	21,344
Balkrishna Industries Ltd.	210	2,301
Bata India Ltd	185	3,880
Bharat Financial Inclusion Limited (a)	280	3,622
Bharat Forge Ltd	425	2,771
Bharat Petroleum Corp. Ltd.	800	4,532
Britannia Industries Ltd	155	6,167
Cholamandalam Investment and Finance Company Limited	3,306	13,675
Divi's Laboratories Ltd.	240	5,554
Edelweiss Financial Services Limited	960	2,364
Eicher Motors Ltd.	13	3,610
HDFC Bank Limited	625	22,152
Hindustan Unilever Ltd.	180	4,664
Housing Development Finance Corp.	550	17,476
ICICI Bank Limited	2,440	15,449
IndusInd Bank Ltd.	640	13,085
Infosys Ltd.	1,060	11,265
Jubilant Life Sciences Limited	685	5,085
Kansai Nerolac Paints Limited	550	3,516
KEC International Limited	545	2,544
Kotak Mahindra Bank Ltd.	350	7,489
Larsen and Toubro Limited	170	3,830
Marico Limited	840	4,513
Maruti Suzuki India Ltd.	125	11,835
Pidilite Industries Limited	220	3,871
PNB Housing Finance Limited	361	4,063
Ramco Cements Ltd.	445	5,055
SRF Limited	70	3,087
State Bank of India (a)	590	3,092
Supreme Industries Ltd.	303	5,032
Tata Consultancy Services Limited	430	13,891
Titan Industries Ltd.	440	8,520
		252,987
China 43.7%
Alibaba Group Holding Limited - ADS (a)	344	58,302
Asia Cement (China) Holdings Corp.	516	830
Autohome Inc. - Class A - ADR (a) (b)	99	8,511
Baoshan Iron & Steel Co., Ltd.	2,806	2,659
ChangYou.com Limited - Class A - ADS (b)	196	1,884
China Mobile Ltd.	1,842	16,746
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	182	6,708
Huayu Automotive Systems Co. Ltd. - Class A	2,434	7,663
Jiangsu Hengrui Medicine Co., Ltd. - Class A	168	1,612
Pou Sheng International (Holdings) Limited (b)	27,914	6,464
Qingdao Port International Co., Ltd. (a) (c)	3,367	2,451
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	12,040	10,941
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	1,083
Shanghai International Airport Co.Ltd.	1,179	14,367
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	3,099
Sun Art Retail Group Limited	12,111	11,494
Tencent Holdings Limited	905	40,863
Toly Bread Co., Ltd.	820	4,974
Universal Scientific Industrial (Shanghai) Co., Ltd. - Class A	4,232	7,432
Vipshop (China) Co., Ltd. - ADR (a)	1,320	11,390
Weibo Corp. - ADR (a) (b)	234	10,187
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (c)	2,069	3,019
YY, Inc. - Class A - ADS (a)	144	10,014
		242,693
Hong Kong 10.4%
Ajisen (China) Holdings Limited	7,982	3,255
Cafe de Coral Holdings Ltd.	1,098	3,269
	Shares/Par[1]	Value ($)
CIMC Enric Holdings Limited	6,406	5,177
CK Hutchison Holdings Limited	867	8,536
FIH Mobile Limited (a) (b)	2,735	305
Goodbaby International Holdings Limited (a) (b)	10,839	2,461
MicroPort Scientific Corporation (b)	2,676	1,991
Minth Group Limited	2,452	6,623
Sa Sa International Holdings Ltd. (b)	4,228	1,215
Sino Biopharmaceutical Limted	8,654	8,866
Stella International Holdings Limited	3,094	5,262
Towngas China Co. Ltd.	5,584	4,027
Uni-President China Holdings Ltd	5,954	6,636
		57,623
Taiwan 0.1%
Hu Lane Associate Inc.	382	930
Total Common Stocks (cost $482,103)		554,233
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	1,155	1,155
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	300	300
Total Short Term Investments (cost $1,455)		1,455
Total Investments 100.1% (cost $483,558)		555,688
Other Assets and Liabilities, Net (0.1)%		(602)
Total Net Assets 100.0%		555,086

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $5,470 and 1.0%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 91.4%
Consumer Staples 22.8%
Altria Group, Inc.	68	3,241
Anheuser-Busch InBev	78	6,946
Campbell Soup Co. (a)	257	10,305
Coca-Cola Co.	244	12,425
Danone	56	4,720
General Mills Inc.	329	17,255
Heineken NV	79	8,867
Kimberly-Clark Corp.	95	12,670
Kraft Heinz Foods Co.	106	3,285
L'Oreal SA	29	8,112
Mondelez International Inc. - Class A	187	10,101
Nestle SA	71	7,358
Philip Morris International Inc.	49	3,884
Procter & Gamble Co.	124	13,569
Sysco Corp.	89	6,301
		129,039
Utilities 16.1%
American Electric Power Company, Inc.	92	8,096
Consolidated Edison Inc.	106	9,257
Dominion Energy, Inc.	160	12,351
Duke Energy Corporation	80	7,096
Entergy Corporation	138	14,187
Exelon Corporation	272	13,042
PPL Corporation	358	11,085
Sempra Energy	76	10,418
SSE PLC	421	6,003
		91,535
Financials 14.7%
American Express Company	60	7,397
Comerica Inc.	31	2,229
Cullen/Frost Bankers Inc.	44	4,153
Federated Investors Inc. - Class B	109	3,533
Fifth Third Bancorp	186	5,185
Hartford Financial Services Group Inc.	305	17,016
KeyCorp	160	2,835
M&T Bank Corporation	72	12,182
PNC Financial Services Group Inc.	48	6,572
The Travelers Companies, Inc.	86	12,899
Zions Bancorp	197	9,045
		83,046
Industrials 9.1%
ABB Ltd.	315	6,323
Cummins Inc.	32	5,513
Emerson Electric Co.	43	2,850
Flowserve Corporation	230	12,108
General Dynamics Corp.	37	6,636
Pentair Public Limited Company	89	3,317
Raytheon Co.	15	2,624
Siemens AG	56	6,705
United Parcel Service Inc. - Class B	56	5,758
		51,834
	Shares/Par[1]	Value ($)
Health Care 7.3%
Bayer AG	106	7,359
Bristol-Myers Squibb Co.	148	6,694
Eli Lilly & Co.	75	8,338
Johnson & Johnson	51	7,045
Merck & Co., Inc.	111	9,308
Stryker Corp.	12	2,400
		41,144
Energy 5.9%
Baker Hughes, a GE Company, LLC - Class A	197	4,853
ConocoPhillips	123	7,532
Royal Dutch Shell PLC - Class B	87	2,838
Suncor Energy Inc.	234	7,296
Total SA	197	11,020
		33,539
Consumer Discretionary 4.8%
Columbia Sportswear Co.	28	2,815
Darden Restaurants Inc.	21	2,573
Harley-Davidson Inc.	220	7,874
Target Corporation	80	6,954
TJX Cos. Inc.	134	7,108
		27,324
Communication Services 4.7%
AT&T Inc.	441	14,776
BT Group Plc	2,220	5,545
Deutsche Telekom AG	372	6,445
		26,766
Materials 3.4%
Avery Dennison Corporation	25	2,942
BASF SE	31	2,289
International Paper Co.	131	5,671
Nutrien Ltd.	68	3,652
Sonoco Products Co.	75	4,868
		19,422
Real Estate 1.4%
Weyerhaeuser Co.	297	7,834
Information Technology 1.2%
Automatic Data Processing, Inc.	42	6,984
Total Common Stocks (cost $495,132)		518,467
SHORT TERM INVESTMENTS 8.9%
Investment Companies 8.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	50,582	50,582
Total Short Term Investments (cost $50,582)		50,582
Total Investments 100.3% (cost $545,714)		569,049
Other Derivative Instruments (0.1)%		(411)
Other Assets and Liabilities, Net (0.2)%		(1,519)
Total Net Assets 100.0%		567,119

(a) All or a portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	79.8%
France	4.6
Germany	4.4
Switzerland	2.6
Netherlands	2.3
United Kingdom	2.2
Canada	2.1
Belgium	1.3
Ireland	0.7
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	07/19/19	EUR	(116)	(133)	(2)
USD/EUR	SSB	07/19/19	EUR	(22,402)	(25,518)	(409)
					(25,651)	(411)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund *
COMMON STOCKS 97.8%
United States of America 47.9%
Agree Realty Corporation	180	11,505
Alexandria Real Estate Equities, Inc.	143	20,118
American Homes 4 Rent - Class A	525	12,760
AvalonBay Communities, Inc.	172	34,887
Boston Properties Inc.	201	25,920
Crown Castle International Corp.	89	11,549
Digital Realty Trust Inc.	123	14,436
Equity Lifestyle Properties, Inc.	82	9,956
Equity Residential	260	19,703
Essex Property Trust Inc.	50	14,568
Federal Realty Investment Trust	81	10,489
HCP, Inc.	494	15,806
Healthcare Realty Trust Inc.	575	17,994
Hilton Worldwide Holdings Inc.	106	10,405
Hudson Pacific Properties Inc.	570	18,977
Invitation Homes Inc.	663	17,720
Liberty Property Trust	193	9,664
Mid-America Apartment Communities, Inc.	201	23,622
National Retail Properties Inc.	203	10,767
Park Hotels & Resorts Inc.	393	10,837
Pebblebrook Hotel Trust	379	10,688
ProLogis Inc.	495	39,662
Public Storage	101	24,170
Realty Income Corp.	184	12,711
Retail Opportunity Investments Corp.	839	14,379
Simon Property Group Inc.	181	28,898
Sun Communities Inc.	115	14,721
Ventas, Inc.	373	25,466
VICI Properties Inc.	553	12,183
Welltower Inc.	208	16,955
Other Securities		122,776
		644,292
Hong Kong 10.4%
China Jinmao Holdings Group Limited	4,256	2,590
China Overseas Land & Investment Ltd.	3,130	11,544
China Resources Land Ltd.	1,850	8,149
CK Asset Holdings Limited	1,143	8,936
Link Real Estate Investment Trust	2,225	27,358
New World Development Ltd.	9,405	14,711
Sino Land Co.	5,322	8,936
Sun Hung Kai Properties Ltd.	617	10,463
Other Securities		47,204
		139,891
Japan 10.3%
Mitsubishi Estate Co. Ltd.	908	16,942
Mitsui Fudosan Co. Ltd.	730	17,753
Prologis	5	10,832
Sumitomo Realty & Development Co. Ltd.	317	11,349
Other Securities		82,127
		139,003
Australia 4.3%
Goodman Funding Pty Ltd	1,865	19,694
Mirvac Group	4,178	9,181
Scentre Group Limited	5,743	15,471
Other Securities		13,719
		58,065
United Kingdom 3.9%
SEGRO Public Limited Company	1,121	10,397
Other Securities		41,690
		52,087
Germany 3.8%
ATF Netherlands B.V.	1,212	9,998
Deutsche Wohnen Service Merseburg GmbH	289	10,628

	Shares/Par[1]	Value ($)
Vonovia SE	467	22,318
Other Securities		8,673
		51,617
China 2.5%
Other Securities		33,237
Singapore 2.1%
Other Securities		28,927
Canada 2.0%
Other Securities		27,299
Sweden 1.7%
Other Securities		22,331
Netherlands 1.1%
Unibail-Rodamco SE	96	14,468
Philippines 0.9%
Other Securities		12,384
Spain 0.8%
Other Securities		11,277
France 0.8%
Other Securities		10,991
Luxembourg 0.8%
Grand City Properties S.A.	467	10,696
South Africa 0.8%
Other Securities		10,603
Thailand 0.7%
Other Securities		8,775
Switzerland 0.6%
Other Securities		7,921
Brazil 0.6%
Other Securities		7,594
Mexico 0.5%
Other Securities		6,341
Malaysia 0.3%
Other Securities		4,066
Ireland 0.3%
Other Securities		4,029
Indonesia 0.3%
Other Securities		3,539
India 0.2%
Other Securities		2,635
United Arab Emirates 0.1%
Other Securities		1,747
Chile 0.1%
Other Securities		1,189
Turkey 0.0%
Other Securities		422
Malta 0.0%
Other Securities		4
Total Common Stocks (cost $1,226,767)		1,315,430
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (b)	19,357	19,357
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (a) (b)	4,970	4,970
Total Short Term Investments (cost $24,327)		24,327
Total Investments 99.6% (cost $1,251,094)		1,339,757
Other Assets and Liabilities, Net 0.4%		4,839
Total Net Assets 100.0%		1,344,596

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	07/03/19	CAD	287	219	—
HKD/USD	SSB	07/02/19	HKD	1,672	214	—
HKD/USD	JPM	07/03/19	HKD	2,416	309	—
JPY/USD	GSC	07/02/19	JPY	9,438	88	—
USD/CAD	RBC	07/02/19	CAD	(208)	(159)	—
USD/JPY	BCL	07/01/19	JPY	(2,165)	(20)	—
USD/JPY	GSC	07/03/19	JPY	(657)	(6)	—
					645	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 96.3%
United Kingdom 10.3%
British American Tobacco P.L.C.	566	19,775
Compass Group PLC	733	17,581
Informa Switzerland Limited	1,931	20,486
Reckitt Benckiser Group PLC	189	14,918
Relx PLC	1,180	28,657
TechnipFMC PLC	607	15,608
		117,025
Canada 9.6%
Canadian National Railway Co.	223	20,674
CGI Inc. (a)	572	43,999
Nutrien Ltd.	309	16,509
Prairiesky Royalty Ltd. (b)	1,035	14,539
Suncor Energy Inc.	432	13,487
		109,208
France 8.6%
Bureau Veritas	708	17,483
Cie Generale d'Optique Essilor International SA	74	9,685
Pernod-Ricard SA	68	12,504
Schneider Electric SE (a)	218	19,799
VINCI	210	21,497
Vivendi SA	635	17,484
		98,452
Japan 8.4%
Asahi Breweries Ltd.	453	20,403
Fanuc Ltd.	112	20,760
Hoya Corp.	302	23,177
Kao Corp.	101	7,696
Keyence Corp.	26	16,218
Komatsu Ltd.	307	7,425
		95,679
Germany 8.3%
Allianz SE	119	28,816
Beiersdorf AG	56	6,754
Deutsche Boerse AG	191	26,977
GEA Group AG	123	3,500
SAP SE	209	28,722
		94,769
United States of America 6.6%
Broadcom Inc.	106	30,486
Philip Morris International Inc.	303	23,783
Yum China Holdings, Inc.	459	21,210
		75,479
Switzerland 6.3%
Alcon AG (a)	150	9,272
Compagnie Financiere Richemont SA	162	13,735
Julius Bar Gruppe AG	228	10,123
Kühne + Nagel International AG	83	12,386
Novartis AG	225	20,553
UBS Group AG	445	5,294
		71,363
China 5.1%
Alibaba Group Holding Limited - ADS (a)	103	17,507
Kweichow Moutai Co. Ltd. - Class A	88	12,583
New Oriental Education & Technology Group - ADR (a)	132	12,776
Wuliangye Yibin Co., Ltd. - Class A	876	15,029
		57,895
	Shares/Par[1]	Value ($)
Netherlands 5.1%
ING Groep N.V.	1,458	16,902
Royal Dutch Shell PLC - Class B	326	10,694
Wolters Kluwer NV	415	30,189
		57,785
Brazil 4.5%
American Beverage Co Ambev - ADR	3,507	16,377
B3 S.A. - Brasil, Bolsa, Balcao	1,874	18,316
Banco Bradesco S/A. - ADR	1,741	17,092
		51,785
Australia 3.5%
Amcor Ltd.	1,623	18,448
Brambles Limited	1,346	12,180
CSL Ltd.	60	9,036
		39,664
Sweden 2.8%
Investor AB - Class B	666	32,018
South Korea 2.5%
NAVER Corp.	78	7,760
Samsung Electronics Co. Ltd.	512	20,852
		28,612
Italy 2.5%
Finecobank Banca Fineco SPA	1,241	13,855
Mediobanca SpA	1,401	14,435
		28,290
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,237	24,801
Singapore 2.1%
United Overseas Bank Ltd.	1,211	23,364
Mexico 1.9%
Fomento Economico Mexicano SAB de CV - ADR	225	21,771
Hong Kong 1.6%
Galaxy Entertainment Group Ltd.	2,674	18,030
Denmark 1.6%
Carlsberg A/S - Class B	135	17,914
Spain 1.5%
Amadeus IT Group SA	217	17,203
Turkey 0.8%
Akbank Turk Anonim Sirketi (a)	7,290	8,569
Thailand 0.5%
Kasikornbank PCL - NVDR	979	6,006
Total Common Stocks (cost $959,775)		1,095,682
SHORT TERM INVESTMENTS 5.5%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	34,863	34,863
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	27,473	27,473
Total Short Term Investments (cost $62,336)		62,336
Total Investments 101.8% (cost $1,022,111)		1,158,018
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net (1.8)%		(20,114)
Total Net Assets 100.0%		1,137,900

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	BCL	07/01/19	JPY	187,218	1,736	(4)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund *
COMMON STOCKS 97.7%
Health Care 27.5%
Amicus Therapeutics, Inc. (a)	1,386	17,293
Bio-Techne Corporation	134	27,851
Catalent Inc. (a)	421	22,840
Chemed Corporation	67	24,123
DexCom Inc. (a)	118	17,716
Encompass Health Corporation	288	18,222
GW Pharmaceuticals plc - ADS (a) (b)	109	18,867
Halozyme Therapeutics, Inc. (a)	1,255	21,566
HealthEquity, Inc. (a)	391	25,596
Hill-Rom Holdings Inc.	185	19,315
ICU Medical, Inc. (a)	72	18,089
Masimo Corp. (a)	119	17,660
Neurocrine Biosciences, Inc. (a)	232	19,608
Repligen Corp. (a)	402	34,528
Sage Therapeutics Inc. (a)	122	22,262
Sarepta Therapeutics Inc. (a)	157	23,913
Other Securities		198,743
		548,192
Information Technology 24.5%
Aspen Technology, Inc. (a)	199	24,726
Blackline, Inc. (a)	368	19,676
Fair Isaac Corp. (a)	75	23,493
Guidewire Software, Inc. (a)	193	19,609
KBR, Inc.	777	19,389
Pegasystems Inc.	304	21,675
Q2 Holdings, Inc. (a)	408	31,187
Qualys, Inc. (a)	226	19,657
RealPage, Inc. (a)	400	23,543
Semtech Corp. (a)	398	19,125
Silicon Laboratories Inc. (a)	213	22,034
Trimble Inc. (a)	431	19,448
Zebra Technologies Corp. - Class A (a)	82	17,276
Other Securities		206,728
		487,566
Industrials 13.1%
Brink's Co.	248	20,110
CoStar Group, Inc. (a)	31	17,233
ITT Industries Holdings, Inc.	332	21,733
John Bean Technologies Corp.	160	19,391
TransDigm Group Inc. (a)	53	25,834
Other Securities		157,746
		262,047
Consumer Discretionary 12.4%
Dunkin' Brands Group Inc.	252	20,042
Fox Factory Holding Corp. (a)	216	17,852
Pool Corporation	113	21,596
Other Securities		186,839
		246,329
Financials 8.5%
Evercore Inc. - Class A	227	20,066
Hanover Insurance Group Inc.	140	18,011
LPL Financial Holdings Inc.	251	20,512
MarketAxess Holdings Inc.	62	19,934
Mercury General Corp.	300	18,724
Other Securities		71,560
		168,807
Materials 3.6%
Berry Global Group, Inc. (a)	351	18,450
Ingevity Corporation (a)	196	20,565
Martin Marietta Materials Inc.	97	22,333
Other Securities		10,363
		71,711
Communication Services 3.0%
Cogent Communications Group, Inc.	316	18,760
Take-Two Interactive Software Inc. (a)	167	18,994
Other Securities		21,373
		59,127
	Shares/Par[1]	Value ($)
Energy 2.1%
Other Securities		42,407
Consumer Staples 1.8%
Boston Beer Co. Inc. - Class A (a)	53	19,926
Other Securities		15,527
		35,453
Real Estate 1.2%
CoreSite Realty Corporation	215	24,719
Total Common Stocks (cost $1,485,992)		1,946,358
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	43,733	43,733
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	11,987	11,987
Total Short Term Investments (cost $55,720)		55,720
Total Investments 100.5% (cost $1,541,712)		2,002,078
Other Assets and Liabilities, Net (0.5)%		(9,305)
Total Net Assets 100.0%		1,992,773

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund *
INVESTMENT COMPANIES 35.8%
JPMorgan Emerging Markets Equity Fund - Class R6 (a)	96	2,916
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (a)	129	1,056
JPMorgan High Yield Fund - Class R6 (a)	1,146	8,281
JPMorgan International Unconstrained Equity Fund - Class R6 (a)	137	2,906
JPMorgan Managed Income Fund - Class L (a)	398	4,002
Total Investment Companies (cost $19,197)		19,161
COMMON STOCKS 31.6%
Financials 6.3%
American Express Company	2	235
Bank of America Corporation	7	200
Berkshire Hathaway Inc. - Class B (b)	1	157
Capital One Financial Corporation	1	127
Citigroup Inc.	3	191
Loews Corp.	2	115
Morgan Stanley	4	166
PNC Financial Services Group Inc.	1	117
Wells Fargo & Co.	3	128
Other Securities		1,908
		3,344
Information Technology 6.0%
Apple Inc.	2	262
First Data Corporation - Class A (b)	6	168
MasterCard Incorporated - Class A	1	146
Microsoft Corp.	5	641
Paypal Holdings, Inc. (b)	1	114
Salesforce.Com, Inc. (b)	1	141
Texas Instruments Incorporated	2	148
Visa Inc. - Class A	2	250
Other Securities		1,356
		3,226
Health Care 3.7%
Merck & Co., Inc.	2	180
Pfizer Inc.	7	277
UnitedHealth Group Incorporated	1	280
Other Securities		1,219
		1,956
Consumer Discretionary 3.5%
Amazon.com, Inc. (b)	-	481
Hilton Worldwide Holdings Inc.	1	114
Home Depot Inc.	2	194
Ross Stores Inc.	2	126
Other Securities		961
		1,876
Communication Services 2.9%
Alphabet Inc. - Class A (b)	-	44
Alphabet Inc. - Class C (b)	-	364
Charter Communications, Inc. - Class A (b)	-	146
Comcast Corporation - Class A	6	237
Netflix, Inc. (b)	-	140
Other Securities		635
		1,566
Industrials 2.9%
Delta Air Lines Inc.	2	96
Honeywell International Inc.	1	191
Other Securities		1,244
		1,531
Energy 1.8%
Chevron Corp.	1	112
Marathon Petroleum Corporation	2	117
Other Securities		735
		964
Utilities 1.2%
NextEra Energy, Inc.	1	249
Xcel Energy Inc.	2	114
Other Securities		297
		660
	Shares/Par[1]	Value ($)
Consumer Staples 1.2%
Coca-Cola Co.	3	124
Other Securities		529
		653
Real Estate 1.1%
Other Securities		567
Materials 1.0%
Ball Corporation	2	119
Other Securities		414
		533
Total Common Stocks (cost $16,786)		16,876
GOVERNMENT AND AGENCY OBLIGATIONS 8.5%
Sovereign 7.3%
Cabinet Office, Government of Japan
1.30%, 03/20/21, JPY	4,850	46
0.10%, 06/20/21, JPY	12,850	120
0.80%, 06/20/22, JPY	9,000	86
0.60%, 12/20/23, JPY	7,250	70
0.60%, 06/20/24, JPY	11,800	114
2.20%, 09/20/26, JPY	7,350	80
0.10%, 06/20/28, JPY	13,500	129
2.10%, 03/20/30, JPY	6,200	71
1.50%, 03/20/34, JPY	7,300	82
1.40%, 09/20/34, JPY	650	7
1.20%, 03/20/35, JPY	6,200	68
1.30%, 06/20/35, JPY	6,050	67
0.70%, 03/20/37, JPY	5,500	56
0.60%, 12/20/37, JPY	5,600	56
2.00%, 03/20/42, JPY	4,000	51
1.90%, 09/20/42, JPY	4,650	59
1.40%, 09/20/45, JPY	1,650	19
1.40%, 12/20/45, JPY	2,900	34
0.80%, 12/20/47, JPY	4,500	47
2.20%, 03/20/50, JPY	1,450	21
1.40%, 03/20/55, JPY	2,650	33
0.90%, 03/20/57, JPY	2,900	32
Canada, Government of
2.75%, 06/01/22, CAD	28	22
2.50%, 06/01/24, CAD	23	19
1.50%, 06/01/26, CAD	7	5
2.00%, 06/01/28, CAD	14	11
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	8	8
2.75%, 12/01/48, CAD	6	6
2.75%, 12/01/64, CAD	1	1
Commonwealth of Australia
2.00%, 12/21/21, AUD	23	17
2.75%, 04/21/24, AUD	18	14
4.75%, 04/21/27, AUD	22	19
2.25%, 05/21/28, AUD	51	39
3.75%, 04/21/37, AUD	10	9
3.00%, 03/21/47, AUD	7	6
Estado Espanol
0.40%, 04/30/22, EUR	35	41
3.80%, 04/30/24, EUR	31	42
2.75%, 10/31/24, EUR (c)	128	168
1.60%, 04/30/25, EUR (c)	17	21
1.95%, 04/30/26, EUR (c)	24	31
1.40%, 07/30/28, EUR (c)	54	67
2.35%, 07/30/33, EUR (c)	14	19
4.20%, 01/31/37, EUR (c)	12	21
4.70%, 07/30/41, EUR (c)	7	14
5.15%, 10/31/44, EUR	8	17
2.90%, 10/31/46, EUR (c)	4	6
2.70%, 10/31/48, EUR (c)	4	6
3.45%, 07/30/66, EUR (c)	3	5
Federale Overheidsdienst Kanselarij van de Eerste Minister
4.00%, 03/28/22, EUR (c)	10	13
2.60%, 06/22/24, EUR	13	17
1.00%, 06/22/26, EUR (c)	14	17
0.80%, 06/22/28, EUR (c)	19	23
3.00%, 06/22/34, EUR (c)	15	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
1.90%, 06/22/38, EUR (c)	9	13
3.75%, 06/22/45, EUR	5	10
1.60%, 06/22/47, EUR (c)	3	4
2.25%, 06/22/57, EUR (c)	2	3
2.15%, 06/22/66, EUR (c)	2	3
HM Treasury
4.00%, 03/07/22, GBP	32	44
2.75%, 09/07/24, GBP	36	51
1.50%, 07/22/26, GBP	25	34
1.63%, 10/22/28, GBP	33	45
6.00%, 12/07/28, GBP	20	37
4.75%, 12/07/30, GBP	13	23
4.25%, 03/07/36, GBP	14	26
1.75%, 09/07/37, GBP	18	24
4.75%, 12/07/38, GBP	13	26
3.25%, 01/22/44, GBP	12	21
3.50%, 01/22/45, GBP	11	20
4.25%, 12/07/46, GBP	10	21
1.50%, 07/22/47, GBP	13	17
3.75%, 07/22/52, GBP	9	18
4.25%, 12/07/55, GBP	7	16
1.75%, 07/22/57, GBP	14	20
2.50%, 07/22/65, GBP	10	17
3.50%, 07/22/68, GBP	7	16
Republique Francaise Presidence
0.00%, 05/25/22, EUR (d)	62	72
2.25%, 05/25/24, EUR	56	72
0.50%, 05/25/26, EUR	64	77
0.75%, 05/25/28, EUR	17	21
0.75%, 11/25/28, EUR	39	48
1.25%, 05/25/34, EUR	20	26
4.75%, 04/25/35, EUR	15	29
1.75%, 06/25/39, EUR (c)	22	31
3.25%, 05/25/45, EUR	19	34
2.00%, 05/25/48, EUR (c)	7	10
4.00%, 04/25/55, EUR (c)	5	11
4.00%, 04/25/60, EUR	4	9
1.75%, 05/25/66, EUR (c)	23	32
Segretariato Generale Della Presidenza Della Repubblica
1.05%, 12/01/19, EUR	50	57
0.45%, 06/01/21, EUR	31	35
1.35%, 04/15/22, EUR	50	58
1.00%, 07/15/22, EUR	65	74
1.85%, 05/15/24, EUR	112	131
2.00%, 12/01/25, EUR	23	27
1.60%, 06/01/26, EUR	38	43
2.80%, 12/01/28, EUR	48	59
2.45%, 09/01/33, EUR (c)	23	26
2.25%, 09/01/36, EUR (c)	22	24
4.00%, 02/01/37, EUR	20	27
3.45%, 03/01/48, EUR (c)	24	30
2.80%, 03/01/67, EUR (c)	2	2
Other Securities		224
		3,880
U.S. Treasury Securities 1.2%
U.S. Treasury Note
2.00%, 01/31/20 (e)	660	660
Treasury Inflation Indexed Securities 0.0%
Commonwealth of Australia
2.50%, 09/20/30, AUD (f)	19	21
Total Government And Agency Obligations (cost $4,553)		4,561
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (g)	500	536
	Shares/Par[1]	Value ($)
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 0.00%, (1M USD LIBOR + 2.10%), 06/25/39 (c) (g)	500	501
FWDSecuritization Trust
Series 2019-M1-INV1, 3.77%, 07/25/49 (c) (g)	500	500
GS Mortgage Securities Corp Trust
Series 2019-E-GC40, 3.00%, 07/12/29 (c) (h)	500	412
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,949)		1,949
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Other Securities		48
Total Preferred Stocks (cost $47)		48
SHORT TERM INVESTMENTS 21.4%
Treasury Securities 13.2%
Canada, Government of
1.65%, 04/02/20, CAD (i)	3,111	2,346
1.66%, 04/30/20, CAD (i)	3,115	2,346
1.65%, 05/28/20, CAD (i)	3,119	2,345
		7,037
Investment Companies 8.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (j)	4,377	4,377
Total Short Term Investments (cost $11,403)		11,414
Total Investments 101.0% (cost $53,935)		54,009
Total Securities Sold Short (1.1)% (proceeds $591)		(599)
Total Purchased Options 0.3% (cost $201)		186
Other Derivative Instruments 0.1%		34
Other Assets and Liabilities, Net (0.3)%		(178)
Total Net Assets 100.0%		53,452

(a) Investment in affiliate.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,056 and 3.8%, respectively.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i) The coupon rate represents the yield to maturity.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.1%)
COMMON STOCKS (1.1%)
Industrials (0.5%)
Acuity Brands, Inc.	—	(30)
	Shares/Par[1]	Value ($)
C.H. Robinson Worldwide, Inc.	—	(29)
Emerson Electric Co.	—	(30)
Illinois Tool Works Inc.	—	(16)
JB Hunt Transport Services Inc.	—	(51)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Parker-Hannifin Corporation	—	(44)
Wabtec Corp.	—	(32)
XPO Logistics Inc.	—	(15)
		(247)
Health Care (0.2%)
Align Technology, Inc.	—	(51)
AmerisourceBergen Corporation	—	(22)
Cardinal Health, Inc.	(1)	(28)
CVS Health Corp.	—	(20)
Zimmer Biomet Holdings, Inc.	—	(8)
		(129)
Consumer Discretionary (0.2%)
Advance Auto Parts, Inc.	—	(43)
Harley-Davidson Inc.	(1)	(23)
	Shares/Par[1]	Value ($)
MGM Resorts International	(1)	(43)
		(109)
Consumer Staples (0.1%)
Molson Coors Brewing Company - Class B	—	(19)
National Beverage Corp.	—	(2)
The Clorox Company	—	(51)
		(72)
Materials (0.1%)
PPG Industries Inc.	—	(31)
Energy (0.0%)
Halliburton Co.	—	(11)
Total Common Stocks (proceeds $591)		(599)
Total Securities Sold Short (1.1%) (proceeds $591)		(599)

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan International Unconstrained Equity Fund	—	2,900	—	—	—	6	2,906	5.4%
JPMorgan High Yield Fund	—	8,640	300	41	(2)	(57)	8,281	15.5%
JPMorgan Emerging Markets Equity Fund	—	2,900	—	—	—	16	2,916	5.4%
JPMorgan Emerging Markets Strategic Debt Fund	—	1,057	—	2	—	(1)	1,056	2.0%
JPMorgan Managed Income Fund	—	5,702	1,700	2	—	—	4,002	7.5%
	—	21,199	2,000	45	(2)	(36)	19,161	35.8%

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Euribor	3	December 2020	EUR	753	—	—
Australia 90 Day Bank Accepted Bills	2	December 2020	AUD	1,995	—	—
EUR/USD Spot Rate	16	September 2019		2,294	1	(4)
Euro Schatz	1	September 2019	EUR	112	—	—
JPY/USD Spot Rate	23	September 2019		2,695	(1)	(12)
MSCI EAFE Index	36	September 2019		3,455	17	7
Russell 2000 Index	4	September 2019		309	4	5
S&P 500 Index	19	September 2019		2,808	12	(11)
Topix Index	2	September 2019	JPY	30,681	—	3
United States 5 Year Note	36	October 2019		4,255	—	(2)
					33	(14)
Short Contracts
3 Month Euribor	(3)	December 2019	EUR	(753)	—	—
Australia 90 Day Bank Accepted Bills	(2)	December 2019	AUD	(1,995)	—	—
MSCI Emerging Markets Index	(13)	September 2019		(683)	2	(2)
					2	(2)

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	2,925.00	09/20/19	20	185
S&P 500 Index	Put	2,725.00	07/19/19	1	—
					185
Options on Securities
iShares Russell 2000 ETF	Put	145.00	07/19/19	20	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BCL	07/02/19	HKD	1,016	130	—
USD/AUD	ANZ	08/06/19	AUD	(185)	(130)	—
USD/CAD	ANZ	07/17/19	CAD	(9,194)	(7,023)	2
USD/CAD	MLP	08/06/19	CAD	(104)	(80)	—
USD/DKK	MLP	08/05/19	DKK	(197)	(30)	—
USD/EUR	BCL	08/05/19	EUR	(1,635)	(1,865)	(1)
USD/GBP	BCL	08/05/19	GBP	(380)	(484)	—
USD/JPY	BCL	08/05/19	JPY	(144,885)	(1,347)	(2)
USD/SEK	BCL	08/05/19	SEK	(150)	(16)	—
					(10,845)	(1)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund *
COMMON STOCKS 99.0%
Information Technology 21.3%
Analog Devices, Inc. (a)	23	2,590
Apple Inc. (a)	48	9,443
Automatic Data Processing, Inc. (a)	19	3,123
MasterCard Incorporated - Class A (a)	16	4,102
Microsoft Corp. (a)	99	13,301
NVIDIA Corporation (a)	11	1,803
Paypal Holdings, Inc. (a) (b)	23	2,592
Salesforce.Com, Inc. (a) (b)	15	2,218
Texas Instruments Incorporated (a)	29	3,381
Visa Inc. - Class A (a)	15	2,619
Other Securities		10,200
		55,372
Health Care 14.0%
Boston Scientific Corp. (a) (b)	56	2,392
Cigna Corp. (a)	15	2,316
Eli Lilly & Co. (a)	17	1,846
Johnson & Johnson (a)	22	2,994
Medtronic Public Limited Company (a)	25	2,440
Merck & Co., Inc. (a)	39	3,254
Pfizer Inc. (a)	73	3,152
Thermo Fisher Scientific Inc. (a)	8	2,370
UnitedHealth Group Incorporated (a)	14	3,345
Zimmer Biomet Holdings, Inc. (a)	16	1,834
Other Securities		10,502
		36,445
Financials 12.9%
Bank of America Corporation (a)	136	3,936
Berkshire Hathaway Inc. - Class B (a) (b)	20	4,342
Citigroup Inc. (a)	49	3,399
Morgan Stanley (a)	50	2,173
Wells Fargo & Co. (a)	42	1,968
Other Securities		17,765
		33,583
Consumer Discretionary 11.8%
Amazon.com, Inc. (a) (b)	5	9,241
AutoZone, Inc. (b)	2	1,891
Home Depot Inc. (a)	15	3,164
Lowe's Cos. Inc.	20	1,978
Other Securities		14,318
		30,592
Communication Services 10.5%
Alphabet Inc. - Class A (a) (b)	4	4,223
Alphabet Inc. - Class C (a) (b)	4	3,978
Charter Communications, Inc. - Class A (a) (b)	5	2,067
Comcast Corporation - Class A (a)	92	3,903
Facebook, Inc. - Class A (a) (b)	13	2,590

	Shares/Par[1]	Value ($)
Netflix, Inc. (a) (b)	6	2,123
Verizon Communications Inc. (a)	51	2,885
Other Securities		5,394
		27,163
Industrials 9.5%
Eaton Corporation Public Limited Company (a)	26	2,143
General Dynamics Corp. (a)	12	2,091
Honeywell International Inc. (a)	16	2,853
Norfolk Southern Corp. (a)	13	2,581
Union Pacific Corp. (a)	13	2,132
United Technologies Corp. (a)	15	1,933
Other Securities		10,808
		24,541
Consumer Staples 5.5%
Coca-Cola Co. (a)	74	3,789
Mondelez International Inc. - Class A (a)	34	1,847
Philip Morris International Inc. (a)	33	2,584
Procter & Gamble Co. (a)	24	2,633
Other Securities		3,357
		14,210
Energy 5.1%
Chevron Corp. (a)	32	4,011
EOG Resources, Inc. (a)	23	2,170
Marathon Petroleum Corporation (a)	34	1,889
Other Securities		5,066
		13,136
Utilities 3.3%
NextEra Energy, Inc. (a)	10	1,991
Other Securities		6,538
		8,529
Materials 2.8%
Other Securities		7,317
Real Estate 2.3%
Other Securities		5,997
Total Common Stocks (cost $245,252)		256,885
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	2,387	2,387
Total Short Term Investments (cost $2,387)		2,387
Total Investments 99.9% (cost $247,639)		259,272
Total Purchased Options 1.3% (cost $3,454)		3,379
Other Derivative Instruments (1.3)%		(3,408)
Other Assets and Liabilities, Net 0.1%		276
Total Net Assets 100.0%		259,519

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	September 2019	3,691	23	(11)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Put	2,780.00	09/30/19	435	1,687
S&P 500 Index	Put	2,775.00	09/30/19	450	1,692
					3,379

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Index Options
S&P 500 Index	Call	3,040.00	09/30/19	435	(1,423)
S&P 500 Index	Call	3,035.00	09/30/19	450	(1,544)
S&P 500 Index	Put	2,340.00	09/30/19	885	(464)
					(3,431)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 97.5%
Information Technology 34.6%
Advanced Micro Devices, Inc. (a)	1,293	39,253
Amphenol Corporation - Class A	349	33,521
Arista Networks, Inc. (a)	97	25,157
Autodesk, Inc. (a)	98	16,013
Booz Allen Hamilton Holding Corporation - Class A	520	34,456
Corning Inc.	510	16,947
CrowdStrike Holdings, Inc. - Class A (a)	114	7,778
DocuSign, Inc. (a)	208	10,360
Fair Isaac Corp. (a)	65	20,537
Fiserv Inc. (a)	501	45,698
FLIR Systems Inc.	278	15,051
Gartner Inc. (a)	121	19,522
Global Payments Inc.	362	58,031
IHS Markit Ltd. (a)	447	28,451
Intuit Inc.	95	24,879
Keysight Technologies, Inc. (a)	368	33,032
Lam Research Corp.	170	32,008
Marvell Technology Group Ltd	965	23,034
Microchip Technology Inc. (b)	168	14,522
Okta Inc. - Class A (a)	166	20,540
Palo Alto Networks Inc. (a)	151	30,666
Paycom Software, Inc. (a)	120	27,161
Proofpoint Inc. (a)	194	23,341
ServiceNow, Inc. (a)	85	23,448
Slack Technologies, Inc. - Class A (a) (c)	209	7,852
Splunk Inc. (a)	238	29,878
Spotify Technology S.A. (a)	192	28,045
Square Inc. - Class A (a)	203	14,731
Synopsys Inc. (a)	274	35,279
Worldpay Inc. - Class A (a)	115	14,056
Xilinx Inc.	330	38,937
Zebra Technologies Corp. - Class A (a)	142	29,831
		822,015
Health Care 16.0%
Acadia Healthcare Company, Inc. (a)	337	11,776
Agios Pharmaceuticals, Inc. (a) (b)	140	6,958
Alnylam Pharmaceuticals, Inc. (a)	109	7,924
BioMarin Pharmaceutical Inc. (a)	86	7,357
Catalent Inc. (a)	392	21,223
Centene Corporation (a)	402	21,096
DexCom Inc. (a)	166	24,903
Elanco Animal Health (a)	494	16,684
Exact Sciences Corporation (a)	292	34,409
Exelixis, Inc. (a)	692	14,781
Illumina Inc. (a)	50	18,223
Insulet Corporation (a) (b)	183	21,847
Intercept Pharmaceuticals, Inc. (a) (b)	93	7,416
Jazz Pharmaceuticals Public Limited Company (a)	181	25,846
Moderna, Inc. (a)	290	4,241
ResMed Inc.	233	28,482
Sage Therapeutics Inc. (a)	91	16,698
Teladoc Health, Inc. (a) (b)	401	26,644
Veeva Systems Inc. - Class A (a)	199	32,325
WellCare Health Plans, Inc. (a)	109	30,987
		379,820
Industrials 15.4%
AMETEK, Inc.	364	33,066
Copart Inc. (a)	486	36,346
CoStar Group, Inc. (a)	28	15,514
Fortune Brands Home & Security, Inc.	394	22,532
HEICO Corp. - Class A	272	28,074
Ingersoll-Rand Public Limited Company	253	32,035
Lennox International Inc.	88	24,282
Nordson Corp.	122	17,189
Old Dominion Freight Line Inc.	115	17,180
Oshkosh Corp.	133	11,113
Parker Hannifin Corp.	90	15,216
Stanley Black & Decker Inc.	180	26,030
Verisk Analytics, Inc.	199	29,204
Waste Connections, Inc. (c)	561	53,592
	Shares/Par[1]	Value ($)
WW Grainger Inc.	15	3,916
		365,289
Consumer Discretionary 13.6%
American Eagle Outfitters, Inc.	423	7,154
Aptiv PLC (c)	157	12,682
Bright Horizons Family Solutions Inc. (a)	185	27,941
Hilton Worldwide Holdings Inc.	324	31,710
Lululemon Athletica Inc. (a)	187	33,645
National Vision Holdings, Inc. (a)	447	13,727
NVR, Inc. (a)	6	19,884
O'Reilly Automotive, Inc. (a)	140	51,816
Red Rock Resorts, Inc. - Class A	593	12,738
Ross Stores Inc.	364	36,030
Tesla Inc. (a) (b)	16	3,598
Tractor Supply Co.	383	41,714
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	39	13,459
Wayfair Inc. - Class A (a) (b)	120	17,535
		323,633
Financials 6.9%
East West Bancorp, Inc.	429	20,064
First Republic Bank	210	20,467
MSCI Inc.	89	21,133
NASDAQ Inc.	199	19,176
Progressive Corp.	266	21,293
S&P Global Inc.	104	23,622
Shopify Inc. - Class A (a)	66	19,750
TD Ameritrade Holding Corporation	392	19,554
		165,059
Materials 4.6%
Avery Dennison Corporation	278	32,124
Ball Corporation	594	41,574
Vulcan Materials Co.	254	34,863
		108,561
Communication Services 4.4%
GoDaddy Inc. - Class A (a)	339	23,746
Lyft, Inc. (a) (b)	188	12,360
New York Times Co. - Class A	452	14,751
Take-Two Interactive Software Inc. (a)	323	36,659
The Trade Desk, Inc. - Class A (a)	76	17,357
		104,873
Real Estate 1.2%
CBRE Group, Inc. - Class A (a)	536	27,512
Energy 0.8%
Concho Resources Inc.	197	20,306
Total Common Stocks (cost $1,840,724)		2,317,068
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	54,938	54,938
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	13,083	13,083
Total Short Term Investments (cost $68,021)		68,021
Total Investments 100.3% (cost $1,908,745)		2,385,089
Other Assets and Liabilities, Net (0.3)%		(8,185)
Total Net Assets 100.0%		2,376,904

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 86.4%
Collateralized Mortgage Obligations 32.2%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	17,524	17,780
Series BH-2870, REMIC, 4.50%, 10/15/19	16	16
Series QD-2931, REMIC, 4.50%, 02/15/20	32	32
Series BK-3037, REMIC, 4.50%, 09/15/20	118	119
Series PV-3860, REMIC, 5.00%, 05/15/22	3,498	3,625
Series VC-4050, REMIC, 4.00%, 07/15/23	4,592	4,743
Series ZA-2639, REMIC, 5.00%, 07/15/23	2,001	2,077
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,556
Series BY-3104, REMIC, 5.50%, 01/15/26	2,004	2,146
Series AK-3812, REMIC, 3.50%, 02/15/26	16,056	16,437
Series VN-4445, REMIC, 4.00%, 05/15/26	1,371	1,448
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,223
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,644
Series GT-3270, REMIC, 5.50%, 01/15/27	3,417	3,664
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,884
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,455
Series DG-3737, REMIC, 5.00%, 10/15/30	1,395	1,469
Series PA-3981, REMIC, 3.00%, 04/15/31	5,497	5,612
Series AM-2525, REMIC, 4.50%, 04/15/32	153	165
Series JE-4186, REMIC, 2.00%, 03/15/33	4,217	4,147
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,586
Series MJ-2638, REMIC, 5.00%, 07/15/33	1,005	1,092
Series L-2836, REMIC, 4.50%, 04/15/34	134	136
Series QD-2882, REMIC, 4.50%, 07/15/34	297	307
Series MU-2915, REMIC, 5.00%, 01/15/35	1,415	1,532
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,051	2,431
Series OC-3047, REMIC, 5.50%, 07/15/35	550	557
Series CB-3688, REMIC, 4.00%, 06/15/36	1,436	1,536
Series PB-3283, REMIC, 5.50%, 07/15/36	1,153	1,297
Series B-3413, REMIC, 5.50%, 04/15/37	227	249
Series PE-3341, REMIC, 6.00%, 07/15/37	796	913
Series PL-3832, REMIC, 5.00%, 08/15/39	611	621
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,794	5,937
Series QH-3699, REMIC, 5.50%, 07/15/40	2,368	2,552
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,707
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,566
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	4,817
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	3,766
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	813	820
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	11	11
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	953	978
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	7,220	7,528
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,682
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,831
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	150	153
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,143
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	5,273	5,604
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,213
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	77	78
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,011
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,446
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,119
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,072
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,198
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	314	340
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	15,347
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	2,025	2,288
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (a)	759	680
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,058
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	376	392
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	3,247	3,287
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,765	3,001
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	221	234
Series 2010-SL-4, REMIC, 6.18%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (b)	25	33
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	2,869	2,990
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,623
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,570	3,042
	Shares/Par[1]	Value ($)
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	3,028	3,070
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	784	887
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	3,660
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	12,939	13,184
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,834	1,973
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	5,572	5,746
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	13,908
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	447	507
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	1,161	1,192
Series 2001-ZA-27, REMIC, 6.50%, 06/16/31	606	674
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	844	945
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	798	886
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	1,081	1,227
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,478	1,658
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	51	52
Interest Only, Series 2008-SA-40, REMIC, 4.01%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (b)	1,674	316
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	15,000	15,230
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	2,288	2,312
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	3,284	3,584
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,156	17,535
Interest Only, Series 2011-SH-97, REMIC, 3.75%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (b)	2,833	472
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	13,013
Series 2013-FA-H16, REMIC, 3.01%, (1M USD LIBOR + 0.54%), 07/20/63 (b)	12,305	12,330
		355,407
U.S. Treasury Securities 22.3%
U.S. Treasury Bond
0.00%, 08/15/21 (a)	25,000	24,055
5.38%, 02/15/31	23,000	30,863
3.75%, 11/15/43	7,000	8,611
3.00%, 05/15/45 - 02/15/48	37,500	40,977
U.S. Treasury Note
3.38%, 11/15/19	25,000	25,113
1.13%, 04/30/20	25,000	24,816
1.75%, 11/15/20	20,000	19,969
2.63%, 08/15/20 - 02/15/29	60,000	61,221
2.00%, 11/30/22	10,000	10,088
		245,713
Mortgage-Backed Securities 14.0%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	56	62
7.00%, 04/01/29 - 08/01/32	48	56
5.00%, 08/01/33 - 12/01/34	676	737
4.85%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (b)	459	483
5.35%, (12M USD LIBOR + 2.35%), 01/01/37 (b)	24	26
5.50%, 07/01/38	1,798	1,976
4.50%, 10/01/40	750	806
3.00%, 01/01/47	4,441	4,532
Federal National Mortgage Association, Inc.
3.18%, 09/01/25	5,103	5,282
4.00%, 02/01/25 - 03/01/48	29,744	31,373
3.03%, 12/01/25	20,350	21,196
2.94%, 01/01/26	23,155	23,975
3.10%, 01/01/26	7,500	7,853
7.00%, 05/01/26 - 01/01/30	12	14
3.33%, 03/01/27	2,478	2,621
2.97%, 06/01/27	5,734	5,901
8.00%, 11/01/29 - 03/01/31	33	38
7.50%, 02/01/31	3	4
5.00%, 09/01/35 - 11/01/40	11,713	12,810
6.00%, 02/01/31 - 12/01/36	3,856	4,399
6.50%, 03/01/26 - 03/01/36	138	160
5.50%, 02/01/35 - 10/01/36	2,257	2,512
3.50%, 09/01/45 - 01/01/46	17,473	18,096
3.00%, 03/01/43 - 03/01/46	3,801	3,861
REMIC, 2.90%, 06/25/27	5,261	5,362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	745	848
		154,983
Commercial Mortgage-Backed Securities 6.1%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,403
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,455
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	6,918
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,277
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	4,218
Series A1-K087, REMIC, 3.59%, 10/25/27	3,839	4,089
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.80%, 06/25/25 (b)	5,151	5,266
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	14,204
Series 2017-A2-M13, REMIC, 3.04%, 09/25/27 (b)	2,753	2,838
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (b)	4,000	4,330
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,273
		67,271
Sovereign 5.2%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (a)	10,000	9,509
Resolution Funding Corporation
Principal Only, 0.00%, 10/15/19 - 01/15/30 (a)	51,010	45,685
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,648
		56,842
Treasury Inflation Indexed Securities 3.7%
U.S. Treasury Inflation Indexed Note
1.38%, 02/15/44 (c)	36,458	41,380
Municipal 1.6%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (a)	20,487	17,555
U.S. Government Agency Obligations 1.3%
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (d)	4,500	4,721
5.75%, 06/12/26 (d)	5,000	6,171
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (a) (d)	4,000	3,269
		14,161
Total Government And Agency Obligations (cost $927,364)		953,312
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.8%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 2.59%, (1M USD LIBOR + 0.21%), 07/20/46 (b)	317	245
Series 2006-1A1A-OA17, REMIC, 2.58%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	543	464
American Homes For Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24 (e)	4,605	4,824
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26 (e)	2,765	2,775
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20 (e)	5,546	5,539
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.81%, 08/15/45 (b)	14,030	572
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	315	327
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,283
CWABS, Inc.
Series 2004-A-I, 2.68%, (1M USD LIBOR + 0.29%), 02/15/34 (b)	73	71
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (b) (e)	2,989	3,163
	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,531
GS Mortgage Securities Corp Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	10,961
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (f)	680	69
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.69%, 02/25/34 (b)	279	267
Morgan Stanley Capital I Trust
Series 2011-A3-C3, REMIC, 4.05%, 06/17/21	504	504
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 4.53%, 10/25/34 (b)	148	148
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34 (e)	1,875	1,819
Progress Residential Trust
Series 2015-A-SFR2, REMIC, 2.74%, 06/15/20 (e)	3,677	3,673
Series 2015-A-SFR3, REMIC, 3.07%, 11/13/20 (e)	6,497	6,528
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.55%, 10/25/35 (b)	45	45
SACO I Trust
Series 2006-A-6, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 06/25/36 (b) (f)	68	66
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 2.61%, (1M USD LIBOR + 0.21%), 08/25/36 (b)	618	561
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21 (e)	5,893	5,903
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	812	945
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22 (e)	4,560	4,686
Wells Fargo Mortgage Backed Securities Trust
Series 2007-3A1-3, REMIC, 5.50%, 04/25/22	58	59
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21 (e)	4,750	4,886
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27 (e)	2,139	2,256
Total Non-U.S. Government Agency Asset-Backed Securities (cost $74,798)		75,170
CORPORATE BONDS AND NOTES 3.8%
Financials 1.0%
Berkshire Hathaway Inc.
3.40%, 01/31/22	1,619	1,673
Citigroup Inc.
4.50%, 01/14/22	3,028	3,184
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	907
New York Life Global Funding
2.00%, 04/13/21 (e)	1,639	1,632
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	907
2.91%, 06/05/23	1,350	1,363
U.S. Bancorp
3.00%, 03/15/22	1,715	1,752
		11,418
Energy 0.7%
Buckeye Partners, L.P.
4.88%, 02/01/21	1,907	1,938
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,071
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,081

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
3.13%, 02/15/22	666	676
Phillips 66
4.30%, 04/01/22	912	960
Plains All American Pipeline, L.P.
2.60%, 12/15/19	1,713	1,711
		7,437
Industrials 0.5%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	580
Lockheed Martin Corporation
3.35%, 09/15/21	984	1,008
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (e)	2,898	2,952
Union Pacific Corporation
1.80%, 02/01/20	869	868
		5,408
Communication Services 0.4%
AT&T Inc.
3.60%, 07/15/25	4,000	4,147
Real Estate 0.4%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,539
HCP, Inc.
3.40%, 02/01/25 (g)	1,515	1,549
		4,088
Consumer Staples 0.4%
Kimberly-Clark Corporation
2.40%, 03/01/22	700	706
PepsiCo, Inc.
3.00%, 08/25/21	782	798
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	2,469	2,564
		4,068
Utilities 0.3%
Arizona Public Service Company
2.20%, 01/15/20	665	664
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,222
Exelon Generation Company, LLC
2.95%, 01/15/20	1,140	1,143
Virginia Electric and Power Company
2.95%, 01/15/22	870	883
		3,912
	Shares/Par[1]	Value ($)
Health Care 0.1%
Allergan Funding SCS
3.45%, 03/15/22	991	1,011
Total Corporate Bonds And Notes (cost $40,552)		41,489
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (h) (i)	30,023	30,023
Total Short Term Investments (cost $30,023)		30,023
Total Investments 99.7% (cost $1,072,737)		1,099,994
Other Assets and Liabilities, Net 0.3%		3,375
Total Net Assets 100.0%		1,103,369

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $50,636 and 4.6%, respectively.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) All or a portion of the security was on loan.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A-A REMIC, 2.66%, 06/25/36	05/22/06	680	69	—
SACO I Trust, Series 2006-A-6 REMIC, 2.66%, 06/25/36	05/30/06	68	66	—
		748	135	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 95.8%
China 18.0%
AAC Technologies Holdings Inc. (a)	1,162	6,599
Anhui Conch Cement Co. Ltd. - Class H	1,947	12,191
Baidu, Inc. - Class A - ADR (b)	54	6,282
China Construction Bank Corporation - Class H	43,226	37,228
China Mobile Limited - ADR	280	12,662
China Shenhua Energy Company Limited - Class H	2,854	5,954
CNOOC Limited	4,966	8,460
ENN Energy Holdings Ltd.	774	7,525
Hengan International Group Co. Ltd.	1,055	7,764
NetEase, Inc. - ADR	89	22,835
Weichai Power Co. Ltd. - Class H	8,955	15,163
		142,663
South Korea 14.3%
Hanwha Life Insurance Co., Ltd.	735	2,085
Hyundai Mobis	58	11,796
KB Financial Group Inc.	300	11,895
KT&G Corp.	85	7,267
Samsung Electronics Co. Ltd.	882	35,878
Shinhan Financial Group Co. Ltd.	352	13,644
SK Hynix Inc.	361	21,730
Woongjin Coway Co., Ltd.	138	9,225
		113,520
India 10.6%
Axis Bank Limited (b)	953	11,164
Bajaj Auto Limited	167	6,825
Bharat Petroleum Corp. Ltd.	1,036	5,866
Coal India Ltd Govt Of India Undertaking	1,736	6,392
HCL Technologies Ltd.	630	9,723
Hero Motocorp Ltd.	249	9,334
Infosys Ltd. - ADR	739	7,905
Oil & Natural Gas Corp. Ltd.	3,261	7,923
Tata Consultancy Services Limited	484	15,650
UPL Limited	277	3,766
		84,548
Russian Federation 9.7%
Gazprom OAO Via Gaz Capital SA - ADR	1,754	12,864
Joint-Stock Company Alrosa (Public Joint-Stock Company)	7,056	9,603
Mobile Telesystems PJSC - ADR	1,256	11,696
Public Joint Stock Company Oil Company Lukoil - ADR	143	12,094
Public Joint-Stock Company Magnit - GDR	403	5,889
Public Joint-stock Company Sberbank Of Russia - ADR	1,601	24,615
		76,761
Brazil 8.9%
American Beverage Co Ambev - ADR	2,038	9,520
Banco do Brasil SA	2,044	28,622
BB Seguridade Participacoes S/A	1,727	14,643
CCR SA	3,333	11,899
Cielo S.A.	3,225	5,652
		70,336
South Africa 7.4%
Bidvest Group Ltd.	500	6,720
Imperial Logistics	220	805
Life Healthcare Group Holdings	3,153	5,019
Motus Holdings (UK) Limited	642	3,330
Nedbank Group Ltd.	368	6,616
PPC Ltd (b)	3,284	1,076
Sanlam Ltd	1,388	7,703
Shoprite Holdings Ltd.	849	9,498
Standard Bank Group Limited	547	7,646
Vodacom Group Limited (a)	927	7,878
Woolworths Holdings Limited	823	2,855
		59,146
	Shares/Par[1]	Value ($)
Indonesia 5.6%
Bank Mandiri Persero Tbk PT	27,529	15,646
PT Astra International Tbk	19,433	10,243
Semen Gresik Persero Tbk PT	5,949	4,879
Telekomunikasi Indonesia Persero Tbk PT - ADR	480	14,031
		44,799
Taiwan 4.6%
Catcher Technology Co. Ltd.	1,057	7,588
Hon Hai Precision Industry Co. Ltd.	3,904	9,739
Taiwan Semiconductor Manufacturing Co. Ltd.	2,546	19,505
		36,832
Mexico 4.0%
America Movil, S.A.B. De C.V. - Class L - ADR	992	14,440
Grupo Mexico SAB de CV - Class B	2,037	5,408
Kimberly-Clark de Mexico SAB de CV - Class A	3,571	6,640
Ternium SA - ADR	249	5,592
		32,080
Turkey 2.2%
Koc Holding A.S.	2,503	7,562
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	479	9,530
		17,092
Hong Kong 2.0%
ASM Pacific Technology Ltd.	785	8,056
China Merchants Bank Co., Ltd. - Class H	1,486	7,417
		15,473
Argentina 1.9%
YPF SA - Class D - ADR	830	15,115
Thailand 1.8%
Kasikornbank PCL	1,206	7,395
Siam Cement PCL (c)	447	6,881
		14,276
Hungary 1.5%
OTP Bank Plc	309	12,291
Egypt 1.1%
Commercial International Bank Egypt SAE - GDR	1,992	8,472
Philippines 0.8%
PLDT Inc. - ADR	267	6,626
Pakistan 0.8%
Habib Bank Limited	1,877	1,334
Oil & Gas Development Co. Ltd.	891	736
Pakistan Petroleum Limited	4,853	4,394
		6,464
Malaysia 0.6%
British American Tobacco Malaysia Bhd	675	4,701
Total Common Stocks (cost $733,140)		761,195
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.8%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	29,719	29,719
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	149	149
Total Short Term Investments (cost $29,868)		29,868
Total Investments 99.6% (cost $763,008)		791,063
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.4%		3,511
Total Net Assets 100.0%		794,566

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/ZAR	SSB	07/01/19	ZAR	(8,559)	(607)	(6)
USD/ZAR	SSB	07/02/19	ZAR	(3,932)	(279)	(2)
USD/ZAR	SSB	07/02/19	ZAR	(426)	(30)	—
					(916)	(8)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 98.4%
United States of America 53.9%
Alphabet Inc. - Class A (a)	10	11,117
Amazon.com, Inc. (a)	10	18,783
American Express Company	26	3,203
Coca-Cola Co.	113	5,732
Colgate-Palmolive Co.	72	5,129
Deere & Co.	66	10,912
Expeditors International of Washington Inc.	60	4,520
Facebook, Inc. - Class A (a)	78	14,969
Microsoft Corp.	66	8,859
Oracle Corporation	247	14,091
Procter & Gamble Co.	67	7,299
QUALCOMM Inc.	103	7,823
Schlumberger Ltd.	123	4,879
SEI Investments Co.	75	4,193
Under Armour Inc. - Class A (a)	289	7,330
Visa Inc. - Class A	82	14,222
Yum China Holdings, Inc.	258	11,902
Yum! Brands Inc.	56	6,236
		161,199
China 10.0%
Alibaba Group Holding Limited - ADS (a)	87	14,783
Baidu, Inc. - Class A - ADR (a)	52	6,103
Tencent Holdings Limited	203	9,182
		30,068
Switzerland 8.5%
Alcon AG (a)	13	815
Nestle SA	63	6,571
Novartis AG	65	5,971
Roche Holding AG	43	12,056
		25,413
Argentina 5.6%
MercadoLibre S.R.L (a)	27	16,698
United Kingdom 5.5%
Diageo PLC	111	4,782
	Shares/Par[1]	Value ($)
Experian PLC	265	8,026
Reckitt Benckiser Group PLC	45	3,520
		16,328
Netherlands 4.6%
Adyen B.V. (a) (b)	8	6,151
Core Laboratories N.V.	13	705
Unilever N.V. - CVA	113	6,855
		13,711
France 4.3%
Danone	97	8,206
Sodexo SA	41	4,809
		13,015
Denmark 3.2%
Novo Nordisk A/S - Class B	187	9,567
Brazil 2.1%
American Beverage Co Ambev - ADR	1,362	6,363
Italy 0.7%
Prada S.p.A. (c)	674	2,094
Total Common Stocks (cost $268,438)		294,456
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	3,306	3,306
Total Short Term Investments (cost $3,306)		3,306
Total Investments 99.5% (cost $271,744)		297,762
Other Assets and Liabilities, Net 0.5%		1,500
Total Net Assets 100.0%		299,262

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $6,151 and 2.1%, respectively.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	GSC	07/03/19	HKD	(86)	(11)	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 72.4%
U.S. Treasury Securities 39.3%
U.S. Treasury Bond
8.13%, 08/15/21	1,865	2,108
5.25% - 7.63%, 02/15/25 - 11/15/28	3,080	4,017
3.00% - 4.38%, 05/15/41 - 02/15/49 (a)	4,980	5,813
3.63%, 02/15/44	3,075	3,712
3.38%, 05/15/44	2,930	3,402
3.13%, 08/15/44	3,045	3,394
3.00%, 11/15/44	2,850	3,111
2.88%, 11/15/46	2,055	2,197
2.25% - 5.38%, 02/15/31 - 08/15/48	49,109	55,472
3.00%, 05/15/47	2,750	3,009
2.88%, 05/15/49 (b)	1,300	1,392
U.S. Treasury Note
1.38%, 09/15/20	3,660	3,638
2.63%, 11/15/20	4,763	4,811
2.50%, 01/31/21 (b)	2,090	2,112
3.63%, 02/15/21 (a)	3,500	3,600
2.25%, 03/31/21	5,260	5,299
2.63%, 05/15/21	3,190	3,239
1.75%, 11/30/21	3,500	3,500
1.88%, 11/30/21	3,300	3,309
2.00%, 12/31/21	2,950	2,969
1.13% - 3.13%, 06/30/20 - 05/31/22	118,158	118,901
1.63% - 2.00%, 05/31/21 - 06/15/22 (a)	3,325	3,331
1.63%, 11/15/22	3,420	3,407
2.00%, 11/30/22	4,060	4,096
2.13%, 12/31/22	3,390	3,435
1.25% - 3.00%, 06/30/22 - 08/15/27	78,940	80,408
1.75% - 2.63%, 06/30/22 - 06/30/23 (b)	2,660	2,732
2.75%, 07/31/23	3,000	3,118
2.75%, 11/15/23	3,390	3,531
1.63% - 2.13%, 10/31/23 - 11/30/23	2,980	3,004
2.50%, 01/31/24	3,000	3,097
2.13%, 03/31/24	3,635	3,694
2.50%, 05/15/24	4,584	4,739
2.00%, 05/31/24	5,395	5,457
1.75%, 06/30/24 (a)	1,900	1,899
2.00%, 06/30/24	3,195	3,228
1.88%, 08/31/24	3,010	3,023
2.25%, 11/15/24	4,290	4,387
2.25%, 12/31/24	3,985	4,077
2.13%, 05/15/25	3,435	3,491
2.88%, 05/31/25	3,945	4,175
2.88%, 07/31/25	2,925	3,099
2.00%, 08/15/25	4,000	4,036
1.63%, 02/15/26	5,000	4,924
2.13%, 05/31/26	3,500	3,556
1.88%, 06/30/26 (a)	3,000	3,000
1.50%, 08/15/26	4,650	4,529
2.00%, 11/15/26	5,130	5,166
2.25%, 02/15/27 (a)	4,310	4,414
2.38%, 05/15/27	4,975	5,141
2.25%, 11/15/27	3,280	3,356
2.75%, 02/15/28 (b)	4,610	4,899
2.88%, 05/15/28 (a)	5,590	5,999
2.88%, 08/15/28	4,790	5,145
3.13%, 11/15/28	2,980	3,267
2.63%, 02/15/29	5,395	5,687
2.38%, 05/15/29 (a) (b)	1,850	1,911
		455,463
Mortgage-Backed Securities 27.2%
Federal Home Loan Mortgage Corporation
3.50% - 5.00%, 12/01/19 - 07/01/21	191	196
2.00% - 6.50%, 09/01/22 - 05/01/29	4,692	4,776
2.50% - 4.00%, 12/01/31 - 01/01/47	3,362	3,423
2.00% - 6.50%, 07/01/29 - 11/01/48	59,604	61,798
Federal National Mortgage Association, Inc.
2.50% - 5.50%, 10/01/19 - 02/01/22	34	35
3.50%, 03/01/26	105	108
2.00% - 6.00%, 11/01/22 - 06/01/29	6,808	6,948
	Shares/Par[1]	Value ($)
2.00% - 7.50%, 09/01/29 - 06/01/49	96,424	99,971
TBA, 2.50% - 5.00%, 07/15/33 - 08/15/48 (a)	7,200	7,397
2.00% - 5.00%, 02/01/31 - 12/01/46	3,657	3,761
TBA, 3.50%, 07/15/48 (a)	13,600	13,903
TBA, 4.00%, 07/15/48 (a)	14,650	15,140
TBA, 4.50%, 07/15/48 (a)	3,825	3,997
Government National Mortgage Association
2.50% - 4.50%, 12/15/24 - 05/20/29	943	966
2.50%, 08/20/27	57	58
2.50% - 8.50%, 06/15/30 - 12/20/48	61,711	64,454
2.50% - 4.00%, 12/20/45 - 11/20/46	4,247	4,372
TBA, 3.00%, 07/15/48 (a)	4,975	5,082
TBA, 3.50%, 07/15/48 (a)	9,675	9,993
TBA, 4.00%, 07/15/48 (a)	4,050	4,199
TBA, 4.50%, 07/15/48 (a)	2,850	2,971
TBA, 4.00% - 5.00%, 07/15/48 - 08/15/48 (a)	1,750	1,824
		315,372
Sovereign 3.1%
Gobierno Federal de los Estados Unidos Mexicanos
3.50%, 01/21/21	550	558
3.60%, 01/30/25	230	235
4.60% - 8.30%, 08/15/31 - 01/23/46	1,106	1,256
5.55%, 01/21/45 (b)	500	582
Other Securities		33,288
		35,919
U.S. Government Agency Obligations 1.2%
Federal Home Loan Banks Office of Finance
1.13% - 2.63%, 10/01/20 - 07/14/21 (c)	3,450	3,428
2.50% - 2.88%, 02/13/24 - 09/13/24 (c)	800	831
Federal Home Loan Mortgage Corporation
1.13% - 2.38%, 08/22/19 - 01/13/22 (c)	2,050	2,051
2.75%, 06/19/23 (b) (c)	500	519
6.75%, 09/15/29 (b) (c)	60	85
6.25% - 6.75%, 03/15/31 - 07/15/32 (c)	325	469
Federal National Mortgage Association, Inc.
1.25% - 2.25%, 01/27/20 - 04/12/22 (c)	2,500	2,496
2.38% - 2.63%, 01/19/23 - 09/06/24 (c)	1,000	1,030
6.63% - 7.25%, 05/15/30 - 11/15/30 (c)	1,171	1,698
Other Securities		970
		13,577
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	349	354
Series A1-K032, REMIC, 3.02%, 02/25/23	144	146
Series A2-K032, REMIC, 3.31%, 05/25/23 (d)	550	574
Series A2-K033, REMIC, 3.06%, 07/25/23 (d)	500	517
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,051
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,051
Series A2-K047, REMIC, 3.33%, 05/25/25	500	529
Series A2-K062, REMIC, 3.41%, 12/25/26	500	535
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,113
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (d)	311	314
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	1,367	1,411
Series 2017-A2-M2, REMIC, 2.88%, 02/25/27 (d)	1,000	1,022
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (d)	500	517
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (d)	500	541
		9,675
Municipal 0.8%
Tennessee Valley Authority
5.25% - 5.38%, 09/15/39 - 04/01/56	500	709
Other Securities		8,809
		9,518
Total Government And Agency Obligations (cost $820,592)		839,524
CORPORATE BONDS AND NOTES 25.3%
Financials 7.8%
AerCap Ireland Capital Designated Activity Company
3.30% - 3.88%, 01/23/23 - 01/23/28	600	605
AerCap Ireland Limited
3.95%, 02/01/22	750	771

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bank of America Corporation
2.63% - 5.00%, 04/19/21 - 01/23/22	880	901
2.37%, 07/21/21 (d)	140	140
2.82%, 07/21/23 (d)	800	808
3.00%, 12/20/23	1,300	1,323
4.20%, 08/26/24	750	796
3.46% - 4.00%, 04/01/24 - 03/05/29	1,140	1,198
4.25%, 10/22/26	750	803
3.59%, 07/21/28	750	781
3.95% - 4.33%, 07/23/29 - 03/15/50	665	730
4.44%, 01/20/48 (d)	120	136
Bank One Corporation
8.00%, 04/29/27	200	264
Capital One Financial Corporation
3.50% - 4.20%, 06/15/23 - 10/29/25	1,050	1,096
Citigroup Inc.
2.13% - 2.75%, 10/20/20 - 04/25/22	1,000	1,004
2.90%, 12/08/21	250	252
4.50%, 01/14/22	750	789
3.20%, 10/21/26	780	795
3.67% - 3.89%, 01/10/28 - 07/24/28 (d)	610	639
4.05% - 5.50%, 07/30/22 - 04/23/29	1,065	1,143
4.28% - 5.88%, 01/30/42 - 07/23/48	689	874
Corporacion Andina de Fomento
4.38%, 06/15/22	750	787
HSBC Holdings PLC
2.95% - 5.10%, 03/08/21 - 05/25/21	945	965
3.26%, 03/13/23 (d)	400	407
4.25%, 03/14/24	150	158
3.80%, 03/11/25 (e)	400	416
3.97% - 6.10%, 05/22/30 - 01/14/42	600	727
7.63%, 05/17/32	650	898
JPMorgan Chase & Co.
2.30% - 4.40%, 07/22/20 - 08/15/21	2,100	2,114
3.38%, 05/01/23	750	771
2.78% - 4.01%, 01/25/23 - 04/23/29	2,435	2,512
4.20%, 07/23/29	640	699
3.90% - 5.60%, 07/15/41 - 01/23/49	805	967
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	318
Morgan Stanley
5.75%, 01/25/21	400	420
4.00%, 07/23/25	750	802
4.35%, 09/08/26	650	697
3.13% - 6.25%, 01/23/23 - 01/20/27	1,350	1,439
4.38% - 6.38%, 07/24/42 - 01/22/47	500	642
The Bank of Nova Scotia
2.35%, 10/21/20	750	752
The Goldman Sachs Group, Inc.
2.75% - 5.25%, 09/15/20 - 07/27/21	575	603
3.75%, 05/22/25	1,000	1,044
3.63% - 4.25%, 01/22/23 - 04/23/29	1,160	1,216
4.41% - 6.75%, 10/01/37 - 10/21/45	920	1,154
Other Securities		54,459
		90,815
Health Care 3.1%
Amgen Inc.
2.65%, 05/11/22	200	201
2.60%, 08/19/26	180	177
4.66%, 06/15/51	808	884
Biogen Inc.
2.90%, 09/15/20	660	663
4.05%, 09/15/25	140	150
Gilead Sciences, Inc.
1.95% - 4.40%, 09/01/20 - 03/01/22	640	648
3.65%, 03/01/26	750	794
2.95%, 03/01/27	550	558
4.15%, 03/01/47	150	157
Pfizer Inc.
1.95% - 5.20%, 08/12/20 - 06/03/21	275	277
2.75%, 06/03/26	475	482
6.60%, 12/01/28 (f)	50	65
4.40%, 05/15/44	650	741
4.00% - 4.20%, 09/15/48 - 03/15/49	115	127
	Shares/Par[1]	Value ($)
Wyeth LLC
5.95%, 04/01/37	250	331
Other Securities		30,021
		36,276
Energy 2.5%
Devon Energy Corporation
4.00%, 07/15/21	750	770
5.85%, 12/15/25	57	68
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	139
Petroleos Mexicanos
5.50%, 01/21/21	700	709
5.35% - 6.88%, 08/04/26 - 02/12/28	825	806
5.50% - 6.75%, 06/27/44 - 09/21/47	1,120	922
Other Securities		24,880
		28,294
Communication Services 2.1%
AT&T Inc.
2.80%, 02/17/21	535	538
3.40%, 06/15/22 (f)	500	513
2.95% - 4.35%, 06/30/22 - 03/01/29	1,175	1,202
4.50%, 05/15/35	950	996
4.35% - 6.35%, 03/15/40 - 03/01/57	1,420	1,564
4.50%, 03/09/48	656	672
Charter Communications Operating, LLC
3.58%, 07/23/20	500	504
4.91%, 07/23/25	640	694
6.48%, 10/23/45	210	250
5.75%, 04/01/48	100	111
Telefonica Europe B.V.
8.25%, 09/15/30	500	703
TWDC Enterprise 18 Corp.
4.50%, 02/15/21 (g)	400	415
3.00%, 09/15/22 (g)	350	358
6.20%, 12/15/34 (g)	50	69
6.15%, 02/15/41 (g)	550	763
Verizon Communications Inc.
3.13%, 03/16/22	135	138
3.38% - 5.15%, 09/15/23 - 09/21/28	1,173	1,280
4.02%, 12/03/29 (g)	982	1,064
4.86%, 08/21/46	850	988
4.50% - 5.25%, 08/10/33 - 08/21/54	935	1,103
Other Securities		10,461
		24,386
Information Technology 2.0%
Microsoft Corporation
2.38% - 2.40%, 02/06/22 - 02/12/22	640	647
3.13%, 11/03/25	680	716
3.30%, 02/06/27	450	477
4.20% - 5.30%, 11/03/35 - 02/06/57	887	1,082
3.95%, 08/08/56	635	701
Other Securities		19,714
		23,337
Industrials 1.7%
Other Securities		19,795
Utilities 1.7%
Other Securities		19,052
Consumer Staples 1.6%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,024
4.70% - 4.90%, 02/01/36 - 02/01/46	782	864
Anheuser-Busch InBev Worldwide Inc.
2.50% - 4.75%, 07/15/22 - 01/23/29	580	619
4.44%, 10/06/48 (g)	662	692
5.80%, 01/23/59	295	369
Other Securities		14,858
		18,426
Consumer Discretionary 1.3%
Amazon.com, Inc.
2.50%, 11/29/22	200	203
3.15%, 08/22/27	740	778
3.88% - 4.25%, 08/22/37 - 08/22/57	490	555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The Home Depot, Inc.
2.00%, 04/01/21	310	310
3.00%, 04/01/26	500	516
5.88%, 12/16/36	600	797
3.50%, 09/15/56	200	197
Other Securities		11,652
		15,008
Real Estate 0.8%
Other Securities		9,321
Materials 0.7%
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,026
4.50%, 06/01/47	70	75
Other Securities		7,049
		8,150
Total Corporate Bonds And Notes (cost $279,096)		292,860
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,512
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,020
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	998
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,316
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	499
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	304
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	528
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	737
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	698
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	482	507
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	531
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	419
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	513
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,036
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	642
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,009
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	997	1,024
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	520
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,021
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	510
	Shares/Par[1]	Value ($)
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,110
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	711
Other Securities		3,780
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,511)		20,945
SHORT TERM INVESTMENTS 6.7%
Investment Companies 5.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (h) (i)	65,148	65,148
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (h) (i)	12,003	12,003
Total Short Term Investments (cost $77,151)		77,151
Total Investments 106.2% (cost $1,197,350)		1,230,480
Total Forward Sales Commitments (0.2)% (proceeds $1,738)		(1,739)
Other Assets and Liabilities, Net (6.0)%		(69,874)
Total Net Assets 100.0%		1,158,867

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $93,691.

(b) All or a portion of the security was on loan.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $9,266 and 0.8%, respectively.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/33 (a)	(100)	(102)
TBA, 5.50%, 07/15/45 (a)	(100)	(107)
TBA, 2.50%, 07/15/48 (a)	(75)	(74)
Government National Mortgage Association
TBA, 5.00%, 07/15/48 (a)	(400)	(419)
TBA, 5.50%, 07/15/48 (a)	(975)	(1,037)
Total Government And Agency Obligations (proceeds $1,738)		(1,739)
Total Forward Sales Commitments (0.2%) (proceeds $1,738)		(1,739)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,738.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.4%
Consumer Staples 99.1%
Altria Group, Inc.	84	3,985
Archer-Daniels-Midland Company	25	1,028
Avon Products, Inc. (a)	19	75
B&G Foods, Inc. (b)	3	62
BJ's Wholesale Club Holdings, Inc. (a)	5	138
Boston Beer Co. Inc. - Class A (a)	—	142
Brown-Forman Corp. - Class B	14	763
Bunge Limited	6	354
Calavo Growers Inc. (b)	1	75
Cal-Maine Foods Inc.	1	61
Campbell Soup Co.	7	295
Casey's General Stores Inc.	2	254
Central Garden & Pet Co. (a)	—	12
Central Garden & Pet Co. - Class A (a)	2	48
Chefs' Warehouse Inc. (a)	1	43
Church & Dwight Co. Inc.	11	803
Clorox Co.	6	877
Coca-Cola Co.	182	9,282
Coca-Cola Consolidated Inc.	—	65
Colgate-Palmolive Co.	37	2,635
ConAgra Brands Inc.	22	576
Constellation Brands, Inc. - Class A	7	1,474
Costco Wholesale Corporation	20	5,225
Coty Inc. - Class A	14	182
Darling Ingredients Inc. (a)	7	149
Del Monte Fresh Produce Company	1	39
E.L.F. Beauty, Inc. (a)	1	14
Edgewell Personal Care Colombia S A S (a)	2	68
Energizer Holdings, Inc. (b)	3	114
Estee Lauder Cos. Inc. - Class A	10	1,791
Farmer Bros. Co. (a)	—	7
Flowers Foods Inc.	8	197
Freshpet Inc. (a)	1	64
General Mills Inc.	27	1,408
Hain Celestial Group Inc. (a)	4	92
Hershey Co.	7	892
Hormel Foods Corp.	13	533
Hostess Brands, Inc. - Class A (a)	4	59
Ingles Markets Inc. - Class A	1	18
Ingredion Inc.	3	248
Inter Parfums Inc.	1	51
J&J Snack Foods Corp.	1	111
JM Smucker Co.	5	586
John B. Sanfilippo & Son Inc.	—	32
Kellogg Co.	12	618
Kimberly-Clark Corp.	15	2,057
Kraft Heinz Foods Co.	30	936
Kroger Co.	36	774
Lamb Weston Holdings Inc.	7	418
Lancaster Colony Corp.	1	126
Landec Corp. (a)	1	9
McCormick & Co. Inc.	5	850
Medifast, Inc.	1	65
MGPI Processing, Inc. (b)	1	43
Molson Coors Brewing Company - Class B	8	476
Mondelez International Inc. - Class A	65	3,495
Monster Beverage 1990 Corporation (a)	18	1,170
National Beverage Corp. (b)	1	26
	Shares/Par[1]	Value ($)
Nu Skin Enterprises, Inc. - Class A	2	120
PepsiCo Inc.	63	8,267
Performance Food Group Company (a)	5	190
Philip Morris International Inc.	70	5,480
Pilgrim's Pride Corporation (a)	3	68
Post Holdings Inc. (a)	3	293
PriceSmart Inc.	1	52
Primo Water Operations, Inc. (a)	2	20
Procter & Gamble Co.	112	12,310
Rite Aid Corporation (a) (b)	2	18
Sanderson Farms Inc.	1	124
Seaboard Corp.	—	58
SpartanNash Co.	1	16
Spectrum Brands Legacy, Inc.	2	98
Sprouts Farmers Market, Inc. (a)	6	106
Sysco Corp.	22	1,546
The Andersons, Inc.	1	38
The Simply Good Foods Company (a)	3	72
Tootsie Roll Industries Inc.	1	28
Treehouse Foods, Inc. (a)	3	136
Turning Point Brands, Inc.	1	27
Tyson Foods Inc. - Class A	13	1,072
United Natural Foods Inc. (a)	2	18
Universal Corp.	1	69
US Foods Holding Corp. (a)	10	351
USANA Health Sciences, Inc. (a)	1	49
Vector Group Ltd.	5	47
Village Super Market Inc. - Class A	—	10
Walgreens Boots Alliance Inc.	36	1,965
Walmart Inc.	65	7,204
WD-40 Co.	1	101
Weis Markets Inc.	1	27
		85,970
Health Care 0.3%
Herbalife Nutrition Ltd. (a)	5	204
Total Common Stocks (cost $81,128)		86,174
INVESTMENT COMPANIES 0.1%
Vanguard Consumer Staples Index Fund	1	83
Total Investment Companies (cost $83)		83
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	561	561
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	139	139
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	30	30
Total Short Term Investments (cost $730)		730
Total Investments 100.3% (cost $81,941)		86,987
Other Assets and Liabilities, Net (0.3)%		(267)
Total Net Assets 100.0%		86,720

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	11	September 2019	647	—	(3)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund *
COMMON STOCKS 92.8%
China 26.6%
Aecc Aviation Power Co., Ltd. - Class A	3	11
Agricultural Bank of China Limited - Class A	502	264
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	434	439
Alibaba Group Holding Limited - ADS (a)	299	50,690
Alibaba Health Information Technology Limited (a) (b)	746	716
Alibaba Pictures Group Limited (a)	2,860	617
Angang Steel Company Limited - Class A	22	12
AVIC Aircraft Co., Ltd. - Class A	4	10
AVIC Capital - Class A	14	11
Baidu, Inc. - Class A - ADR (a)	58	6,846
Bank of China Limited - Class A	250	136
Bank of China Limited - Class H	16,816	7,105
Baoshan Iron & Steel Co., Ltd.	140	133
Beijing Capital International Airport Co. Ltd. - Class H	350	307
China Agri-Industries Holdings Limited	536	172
China CITIC Bank Corporation Limited - Class A	8	7
China CITIC Bank Corporation Limited - Class H	1,903	1,084
China Coal Energy Company Limited - Class H	272	113
China Communications Construction Company Limited - Class A	73	120
China Communications Construction Company Limited - Class H	852	763
China Construction Bank Corporation - Class A	28	30
China Construction Bank Corporation - Class H	20,353	17,529
China Eastern Airlines Corp. Ltd. - Class H	364	215
China Eastern Airlines Corporation Limited - Class A	17	15
China Everbright Bank Company Limited - Class A	228	127
China Huarong Asset Management Co., Ltd. - Class H (c)	2,159	376
China International Capital Corporation (Hong Kong) Limited - Class H (b) (c)	211	426
China International Travel Service Company, Limited	13	162
China Life Insurance Co. Ltd. - Class H	1,597	3,929
China Life Insurance Company Limited - Class A	2	8
China Literature Limited (a) (c)	46	218
China Longyuan Power Group Corporation Limited - Class H	646	415
China Merchants Bank Co., Ltd. - Class A	123	642
China Merchants Holdings International Co. Ltd.	256	436
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A (a)	44	135
China Mobile Ltd.	1,299	11,812
China National Chemical Engineering Co.,Ltd - Class A	9	8
China National Nuclear Power Co Ltd - Class A	149	121
China Petroleum & Chemical Corporation - Class A	166	133
China Petroleum & Chemical Corporation - Class H	5,370	3,651
China Railway Construction Co., Ltd. - Class A	69	100
China Railway Construction Co., Ltd. - Class H	418	513
China Railway Group Limited - Class H	851	648
China Railway Signal & Communication Corporation Limited - Class H (c)	383	279
China Reinsurance (Group) Corporation - Class H	899	160
China Resources Cement Holdings Limited	460	446
China Resources Pharmaceutical Group Limited (c)	359	406
China Shenhua Energy Company Limited - Class A	11	33
China Shenhua Energy Company Limited - Class H	748	1,561
China Southern Airlines Co. Ltd. - Class H	460	322
China Southern Airlines Co., Ltd. - Class A	15	17
China Spacesat Co., Ltd. - Class A	3	9
China State Construction Engineering Corporation Limited - Class A	308	258
China Telecom Corp. Ltd. - Class H	2,878	1,447
China Yangtze Power Co., Ltd. - Class A	103	269
Chongqing Changan Automobile Company Limited - Class A	11	10
CNOOC Limited	3,769	6,420
	Shares/Par[1]	Value ($)
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	651	255
CRRC Corporation Limited - Class A	123	145
CRRC Corporation Limited - Class H	958	802
Daqin Railway Co., Ltd. - Class A	112	132
Dongxing Securities Co., Ltd. - Class A	5	8
Foxconn Industrial Internet Co., Ltd. - Class A	10	18
GD Power Development Co.,Ltd.	30	11
Huadian Power International Corp. Ltd. - Class H (b)	382	151
Huaneng Renewables Corporation Limited - Class H	904	249
Industrial and Commercial Bank of China Limited - Class A	316	271
Industrial and Commercial Bank of China Limited - Class H	13,894	10,133
JD.com, Inc. - Class A - ADR (a)	155	4,684
NetEase, Inc. - ADR	15	3,797
Nexteer Automotive Group Limited	209	261
Offshore Oil Engineering Co.,Ltd. - Class A	8	7
PetroChina Co. Ltd. - Class H	4,437	2,446
PetroChina Company Limited - Class A	120	120
Ping An Bank Co., Ltd. - Class A	102	205
Ping An Insurance (Group) Co of China Ltd - Class A	58	751
Ping An Insurance (Group) Co of China Ltd - Class H	1,176	14,139
Postal Savings Bank of China Co., Ltd. - Class H (c)	1,683	1,000
Power Construction Corporation of China - Class A	13	10
Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	2	9
SDIC Capital Co., Ltd. - Class A	10	20
Shenwang Hongyuan Group Co., Ltd - Class A	188	137
Sinopec Engineering (Group) Co., Ltd. - Class H	333	283
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	12
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	718	286
Sinopharm Group Co. Ltd. - Class H	246	867
Tencent Holdings Limited	1,207	54,533
Tencent Music Entertainment Group - Class A - ADR (a) (b)	15	231
Unisplendour Co., Ltd. - Class A	9	35
Yum China Holdings, Inc.	76	3,522
Zhongjin Gold Corporation Limited - Class A	68	101
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	124	655
Other Securities		93,090
		316,228
South Korea 11.5%
Celltrion Inc. (a)	19	3,326
Celltrion Pharm Inc. (a)	4	149
Hyundai Motor Co.	31	3,799
POSCO	16	3,452
Posco Chemical Co. Ltd.	5	234
Posco Daewoo Corp.	10	159
Samsung Electronics Co. Ltd.	1,006	40,944
Samsung Engineering Co. Ltd. (a)	35	522
Shinhan Financial Group Co. Ltd.	94	3,655
SK Hynix Inc.	115	6,924
Other Securities		73,516
		136,680
Taiwan 10.6%
China Life Insurance Co. Ltd.	601	481
Formosa Plastics Corp.	952	3,511
Hon Hai Precision Industry Co. Ltd.	2,620	6,535
Taiwan Semiconductor Manufacturing Co. Ltd.	5,213	39,936
Other Securities		75,837
		126,300
India 8.8%
Axis Bank Limited (a)	400	4,692
Bharat Petroleum Corp. Ltd.	136	768
Coal India Ltd Govt Of India Undertaking	275	1,014
Container Corporation	37	308
GAIL India Ltd.	179	809
Hindustan Petroleum Corp. Ltd.	140	586
Hindustan Unilever Ltd.	137	3,555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Housing Development Finance Corp.	344	10,935
ICICI Bank Limited	502	3,178
ICICI Lombard General Insurance Company Limited (c)	25	398
Indian Oil Corp. Ltd.	400	902
Infosys Ltd.	737	7,836
NTPC Limited	538	1,102
Oil & Natural Gas Corp. Ltd.	519	1,260
Power Grid Corporation of India Limited	361	1,082
Recce Pharmaceuticals Ltd	165	393
Reliance Industries Ltd.	602	10,939
State Bank of India (a)	373	1,957
Tata Consultancy Services Limited	190	6,147
Other Securities		46,663
		104,524
South Africa 5.7%
Liberty Holdings Ltd.	28	206
Naspers Ltd. - Class N	93	22,482
Standard Bank Group Limited	273	3,820
Other Securities		41,433
		67,941
Brazil 4.7%
American Beverage Co Ambev	1,001	4,660
B3 S.A. - Brasil, Bolsa, Balcao	436	4,264
Banco Bradesco S/A.	258	2,260
Banco do Brasil SA	181	2,529
BB Seguridade Participacoes S/A	150	1,267
Centrais Eletricas Brasileiras SA	45	417
Irb Brasil Resseguros S/A	31	811
Petrobras Distribuidora SA	73	477
Petroleo Brasileiro SA	632	4,920
Vale SA	670	9,041
Other Securities		25,318
		55,964
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	6,150	2,574
AviChina Industry & Technology Co. Ltd. - Class H	478	262
China Cinda Asset Management Co., Ltd. - Class H	1,655	382
China Galaxy Securities Co., Ltd. - Class H	805	479
China General Nuclear Power Corporation (c)	2,346	646
China Jinmao Holdings Group Limited	1,120	681
China Merchants Bank Co., Ltd. - Class H	849	4,236
China Oilfield Services Ltd. - Class H	356	353
China Overseas Land & Investment Ltd.	812	2,996
China Power International Development Limited	1,092	267
China Resources Enterprise Ltd.	316	1,506
China Resources Gas Group Ltd.	180	893
China Resources Land Ltd.	573	2,522
China Resources Power Holdings Co. Ltd.	415	606
China State Construction International Holdings Limited	444	457
China Taiping Insurance Holdings Co. Ltd.	326	873
China Unicom Hong Kong Ltd.	1,351	1,482
CITIC Pacific Ltd.	1,220	1,761
Kunlun Energy Co. Ltd.	716	624
People's Insurance Company (Group) of China Limited, The - Class H	1,750	684
PICC Property & Casualty Co. Ltd. - Class H	1,419	1,530
Sinotrans Ltd. - Class H	249	91
Other Securities		27,051
		52,956
Russian Federation 3.8%
BANK VTB, PAO	726,485	457
Gazprom, Pao	2,258	8,313
Public Joint Stock Company Oil Company Lukoil	88	7,407
Public Joint Stock Company Oil Company Rosneft	246	1,613
Public Joint Stock Company TATNEFT Named After VD Shashin	320	3,932
Public Joint-Stock Company Society Novatek - GDR	19	4,076
Sberbank of Russia	2,275	8,552
Other Securities		11,424
		45,774
	Shares/Par[1]	Value ($)
Thailand 2.9%
Airports of Thailand PCL - NVDR	963	2,310
Krung Thai Bank PCL - NVDR (b)	786	500
PTT Exploration And Production Public Company Limited - NVDR	314	1,385
PTT PCL - NVDR	2,397	3,811
Other Securities		26,564
		34,570
Mexico 2.5%
America Movil SAB de CV - Class L (b)	7,084	5,156
Fomento Economico Mexicano SAB de CV (b)	412	3,993
Other Securities		20,335
		29,484
Malaysia 2.1%
Public Bank Berhad	650	3,617
Other Securities		21,208
		24,825
Indonesia 2.1%
Bank Central Asia, PT TBK	2,105	4,468
Bank Mandiri Persero Tbk PT	3,929	2,233
Bank Negara Indonesia Persero Tbk PT	1,505	980
Bank Rakyat Indonesia Persero Tbk PT	11,790	3,641
PT Jasa Marga (Persero) Tbk.	546	221
PT Perusahaan Gas Negara TBK	2,297	344
PT Tambang Batubara Bukit Asam Tbk	532	112
Semen Gresik Persero Tbk PT	662	543
Telekomunikasi Indonesia (Persero), PT TBK - Class B	10,424	3,052
Other Securities		9,162
		24,756
Poland 1.1%
Other Securities		12,988
Philippines 1.1%
Other Securities		12,925
Qatar 1.0%
Qatar National Bank	964	5,016
Other Securities		6,436
		11,452
Chile 0.8%
Other Securities		9,835
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	622	1,405
First Abu Dhabi Bank PJSC	575	2,326
Other Securities		4,471
		8,202
Turkey 0.5%
Other Securities		5,928
Peru 0.3%
Other Securities		4,037
Greece 0.3%
Other Securities		3,684
Hungary 0.3%
Other Securities		3,349
Argentina 0.3%
Other Securities		3,259
Colombia 0.3%
Other Securities		3,251
Czech Republic 0.1%
Other Securities		1,809
Egypt 0.1%
Other Securities		1,617
Luxembourg 0.1%
Other Securities		1,258
Romania 0.1%
Other Securities		768
Singapore 0.0%
BOC Aviation Limited (c)	38	322

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Pakistan 0.0%
Other Securities		252
Australia 0.0%
Other Securities		160
Saudi Arabia 0.0%
Other Securities		1
Total Common Stocks (cost $1,009,090)		1,105,099
PREFERRED STOCKS 3.8%
Brazil 2.8%
Banco Bradesco S/A. (d)	856	8,434
Centrais Eletricas Brasileiras SA - Series B	49	462
Itau Unibanco Holding S.A. (d)	1,028	9,693
Petroleo Brasileiro SA (d)	876	6,229
Other Securities		8,003
		32,821
South Korea 0.6%
Hyundai Motor Co.	5	363
Hyundai Motor Co.	7	497
Samsung Electronics Co. Ltd.	174	5,765
Other Securities		846
		7,471
Colombia 0.1%
Other Securities		1,721
Russian Federation 0.1%
Public Joint Stock Company Society Transneft	-	275
Other Securities		942
		1,217
Chile 0.1%
Other Securities		942
Mexico 0.1%
Other Securities		818
Total Preferred Stocks (cost $37,126)		44,990
INVESTMENT COMPANIES 1.2%
United States of America 1.2%
iShares MSCI Saudi Arabia ETF	450	14,859
Total Investment Companies (cost $14,628)		14,859
	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Chile 0.0%
Other Securities		28
South Korea 0.0%
Other Securities		6
China 0.0%
Other Securities		1
Total Rights (cost $0)		35
WARRANTS 0.0%
Thailand 0.0%
Other Securities		4
Total Warrants (cost $0)		4
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	23,559	23,559
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	17,382	17,382
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	1,510	1,504
Total Short Term Investments (cost $42,444)		42,445
Total Investments 101.4% (cost $1,103,288)		1,207,432
Other Derivative Instruments (0.0)%		(67)
Other Assets and Liabilities, Net (1.4)%		(17,162)
Total Net Assets 100.0%		1,190,203

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $12,387 and 1.0%, respectively.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	498	September 2019	25,101	(67)	1,129

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund *
COMMON STOCKS 99.1%
Industrials 97.6%
3M Company	12	2,148
AMETEK, Inc.	5	445
Caterpillar Inc.	12	1,688
Cintas Corp.	2	455
Copart Inc. (a)	4	331
CoStar Group, Inc. (a)	1	436
CSX Corp.	17	1,290
Cummins Inc.	3	553
Deere & Co.	7	1,083
Dover Corp.	3	313
Eaton Corporation Public Limited Company	9	758
Emerson Electric Co.	13	881
Equifax Inc.	3	352
Expeditors International of Washington Inc.	4	281
Fastenal Co.	12	403
FedEx Corporation	5	875
Fortive Corporation	6	527
General Dynamics Corp.	5	958
General Electric Co.	187	1,967
Harris Corp.	3	485
HEICO Corp.	1	125
HEICO Corp. - Class A	2	167
Honeywell International Inc.	16	2,740
IDEX Corporation	2	281
Illinois Tool Works Inc.	7	1,064
Ingersoll-Rand Public Limited Company	5	663
Johnson Controls International Public Limited Company	17	711
L3 Technologies Inc.	2	420
Lockheed Martin Corp.	5	1,990
Norfolk Southern Corp.	6	1,146
Northrop Grumman Systems Corp.	3	1,121
PACCAR Inc.	8	537
Parker Hannifin Corp.	3	475
Raytheon Co.	6	1,055
Republic Services Inc.	5	421
Resideo Technologies, Inc. (a)	3	58
Rockwell Automation Inc.	3	423
Roper Industries Inc.	2	816
Stanley Black & Decker Inc.	3	473
The Boeing Company	12	4,207
TransDigm Group Inc. (a)	1	497
TransUnion	4	295
Union Pacific Corp.	16	2,632
United Parcel Service Inc. - Class B	15	1,546
United Technologies Corp.	18	2,294
Verisk Analytics, Inc.	3	488
	Shares/Par[1]	Value ($)
Waste Connections, Inc. (b)	6	544
Waste Management, Inc.	9	1,051
Xylem Inc.	4	324
Other Securities		17,181
		61,974
Information Technology 0.9%
IHS Markit Ltd. (a)	8	522
Other Securities		75
		597
Communication Services 0.3%
Other Securities		182
Consumer Discretionary 0.2%
Other Securities		110
Materials 0.1%
Other Securities		65
Utilities 0.0%
Other Securities		6
Total Common Stocks (cost $60,913)		62,934
INVESTMENT COMPANIES 0.1%
Other Securities		54
Total Investment Companies (cost $54)		54
RIGHTS 0.0%
Other Securities		2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	297	297
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	275	275
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	35	35
Total Short Term Investments (cost $607)		607
Total Investments 100.2% (cost $61,574)		63,597
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.2)%		(130)
Total Net Assets 100.0%		63,470

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	5	September 2019	385	3	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund *
COMMON STOCKS 98.2%
Japan 23.4%
Chugai Pharmaceutical Co. Ltd.	27	1,798
Hino Motors Ltd.	33	281
Keyence Corp.	11	7,090
Mitsubishi UFJ Financial Group Inc.	1,549	7,368
Nippon Telegraph & Telephone Corp.	81	3,789
NTT Data Corp.	78	1,048
NTT DoCoMo Inc.	168	3,925
SoftBank Corporation	208	2,701
SoftBank Group Corp.	208	9,978
Sony Corp.	160	8,379
Sony Financial Holdings Inc.	19	454
Toyota Motor Corp.	287	17,865
Other Securities		351,815
		416,491
United Kingdom 14.2%
AstraZeneca PLC	159	13,026
BP P.L.C.	2,548	17,779
British American Tobacco P.L.C.	289	10,093
Diageo PLC	304	13,100
GlaxoSmithKline PLC	625	12,506
HSBC Holdings PLC	2,521	21,045
Prudential Public Limited Company (a)	326	7,123
Reckitt Benckiser Group PLC	89	7,029
Rio Tinto PLC	143	8,888
Unilever PLC	140	8,681
Other Securities		132,773
		252,043
France 10.3%
BNP Paribas SA	142	6,731
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	54	7,570
L'Oreal SA	32	9,042
LVMH Moet Hennessy Louis Vuitton SE (b)	35	14,882
Sanofi SA	141	12,212
Total SA	299	16,759
Other Securities		116,242
		183,438
Switzerland 9.4%
Alcon AG (c)	54	3,327
Nestle SA	385	39,850
Novartis AG	273	24,879
Roche Holding AG	88	24,870
Other Securities		74,632
		167,558
Germany 8.1%
Adidas AG	23	7,020
Allianz SE	53	12,884
BASF SE	116	8,422
Bayer AG	117	8,120
Covestro AG (d)	22	1,099
Deutsche Telekom AG	420	7,266
SAP SE	124	16,988
Siemens AG	96	11,460
Siemens Healthineers AG (d)	18	760
Other Securities		70,559
		144,578
Australia 7.4%
Australia & New Zealand Banking Group Ltd.	360	7,127
BHP Group Plc	371	10,718
BHP Group PLC	266	6,805
Commonwealth Bank of Australia	223	12,948
CSL Ltd.	57	8,623
Westpac Banking Corp.	434	8,645
Other Securities		76,146
		131,012
Netherlands 6.1%
Airbus SE	73	10,402
ASML Holding	54	11,180
ING Groep N.V.	490	5,683
	Shares/Par[1]	Value ($)
NN Group N.V. (b)	38	1,538
Royal Dutch Shell PLC - Class A	557	18,193
Royal Dutch Shell PLC - Class B	471	15,437
Unilever N.V. - CVA	183	11,170
Other Securities		35,055
		108,658
Hong Kong 3.7%
AIA Group Limited	1,519	16,427
Hang Seng Bank Ltd.	94	2,344
Other Securities		47,569
		66,340
Spain 2.9%
Banco Santander SA	2,043	9,463
Endesa SA	39	1,015
Iberdrola, S.A.	739	7,365
Other Securities		33,988
		51,831
Sweden 2.6%
Other Securities		45,929
Italy 2.1%
Enel SpA	1,024	7,154
Other Securities		29,544
		36,698
Denmark 1.7%
Novo Nordisk A/S - Class B	217	11,051
Other Securities		18,961
		30,012
Singapore 1.3%
Other Securities		23,553
Finland 1.0%
Other Securities		17,471
Belgium 1.0%
Anheuser-Busch InBev (b)	96	8,501
Other Securities		8,534
		17,035
Norway 0.7%
Other Securities		11,797
Israel 0.6%
Other Securities		10,291
Ireland 0.6%
Other Securities		10,132
New Zealand 0.2%
Other Securities		4,381
Austria 0.2%
Other Securities		3,923
Luxembourg 0.2%
Other Securities		3,454
United States of America 0.2%
Other Securities		3,045
Portugal 0.2%
Other Securities		2,694
Macau 0.1%
Other Securities		1,888
China 0.0%
Other Securities		532
United Arab Emirates 0.0%
Other Securities		356
Malta 0.0%
Other Securities		—
Total Common Stocks (cost $1,541,460)		1,745,140
PREFERRED STOCKS 0.6%
Germany 0.5%
Other Securities		9,124
Switzerland 0.1%
Other Securities		2,111
Total Preferred Stocks (cost $10,652)		11,235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
Other Securities		145
Total Rights (cost $147)		145
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (a) (e)	34,198	34,198
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (e)	10,592	10,592
	Shares/Par[1]	Value ($)
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	920	916
Total Short Term Investments (cost $45,706)		45,706
Total Investments 101.4% (cost $1,597,965)		1,802,226
Other Derivative Instruments 0.0%		106
Other Assets and Liabilities, Net (1.4)%		(24,872)
Total Net Assets 100.0%		1,777,460

(a) Investment in affiliate.

(b) All or a portion of the security was on loan.

(c) Non-income producing security.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $13,997 and 0.8%, respectively.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	5,815	198	148	141	61	1,197	7,123	0.4%

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	166	September 2019	EUR	5,653	64	113
FTSE 100 Index	40	September 2019	GBP	2,932	15	20
S&P/ASX 200 Index	15	September 2019	AUD	2,439	(13)	14
Topix Index	31	September 2019	JPY	482,779	5	(18)
					71	129

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/18/19	AUD	308	216	2
AUD/USD	CIT	09/18/19	AUD	571	401	3
AUD/USD	HSB	09/18/19	AUD	308	217	2
AUD/USD	JPM	09/18/19	AUD	308	216	2
AUD/USD	UBS	09/18/19	AUD	234	165	2
EUR/USD	BMO	09/18/19	EUR	236	270	4
EUR/USD	BOA	09/18/19	EUR	950	1,088	4
EUR/USD	CIT	09/18/19	EUR	1,501	1,719	9
EUR/USD	HSB	09/18/19	EUR	950	1,088	4
EUR/USD	JPM	09/18/19	EUR	675	773	(2)
EUR/USD	JPM	09/18/19	EUR	950	1,088	4
EUR/USD	RBC	09/18/19	EUR	169	194	1
EUR/USD	UBS	09/18/19	EUR	724	829	3
GBP/USD	BMO	09/18/19	GBP	293	374	1
GBP/USD	BOA	09/18/19	GBP	512	653	(2)
GBP/USD	BOA	09/18/19	GBP	146	186	3
GBP/USD	CIT	09/18/19	GBP	804	1,025	(2)
GBP/USD	HSB	09/18/19	GBP	512	653	(2)
GBP/USD	JPM	09/18/19	GBP	512	653	(2)
GBP/USD	RBC	09/18/19	GBP	148	188	—
GBP/USD	UBS	09/18/19	GBP	390	497	(1)
JPY/USD	BMO	09/18/19	JPY	77,170	720	1
JPY/USD	BOA	09/18/19	JPY	86,681	809	4
JPY/USD	CIT	09/18/19	JPY	63,944	597	(3)
JPY/USD	CIT	09/18/19	JPY	86,681	809	4
JPY/USD	HSB	09/18/19	JPY	86,681	809	4
JPY/USD	JPM	09/18/19	JPY	86,681	809	4
JPY/USD	RBC	09/18/19	JPY	31,020	289	2
JPY/USD	UBS	09/18/19	JPY	66,043	616	3
USD/AUD	BMO	09/18/19	AUD	(165)	(116)	—
USD/AUD	CIT	09/18/19	AUD	(165)	(116)	(1)
USD/AUD	JPM	09/18/19	AUD	(165)	(116)	(1)
USD/EUR	BMO	09/18/19	EUR	(310)	(355)	(5)
USD/EUR	JPM	09/18/19	EUR	(615)	(704)	(3)
USD/EUR	JPM	09/18/19	EUR	(310)	(355)	—
USD/EUR	RBC	09/18/19	EUR	(554)	(634)	(3)
USD/EUR	SCB	09/18/19	EUR	(446)	(511)	—
USD/EUR	UBS	09/18/19	EUR	(135)	(155)	(1)
USD/GBP	BMO	09/18/19	GBP	(146)	(187)	—
USD/GBP	BOA	09/18/19	GBP	(442)	(563)	(3)
USD/GBP	CIT	09/18/19	GBP	(74)	(94)	—
USD/GBP	JPM	09/18/19	GBP	(147)	(187)	—
USD/GBP	RBC	09/18/19	GBP	(220)	(282)	—
USD/GBP	SGA	09/18/19	GBP	(222)	(283)	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/JPY	GSC	09/18/19	JPY	(30,500)	(285)	(1)
USD/JPY	JPM	09/18/19	JPY	(31,120)	(290)	(1)
USD/JPY	RBC	09/18/19	JPY	(30,870)	(288)	(2)
USD/JPY	RBC	09/18/19	JPY	(123,320)	(1,151)	3
					11,279	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund *
COMMON STOCKS 99.5%
Materials 99.4%
Air Products and Chemicals, Inc.	6	1,249
Albemarle Corporation	3	188
Alcoa Corporation (a)	5	109
AMCOR PLC (a) (b)	41	469
AptarGroup, Inc.	2	197
Ashland Global Holdings Inc.	2	124
Avery Dennison Corporation	2	245
Axalta Coating Systems Ltd. (a)	5	155
Balchem Corporation	1	81
Ball Corporation	8	559
Berry Global Group, Inc. (a)	3	173
Celanese Corp. - Class A	3	347
CF Industries Holdings Inc.	6	262
Chemours Co.	4	101
Corteva, Inc. (a)	19	559
Crown Holdings Inc. (a)	3	208
Dow Holdings Inc.	19	948
DuPont de Nemours, Inc	19	1,417
Eagle Materials Inc.	1	107
Eastman Chemical Co.	4	274
Ecolab Inc.	7	1,290
FMC Corp.	3	276
Freeport-McMoRan Inc. - Class B	36	423
GCP Applied Technologies Inc. (a)	2	36
Graphic Packaging Holding Co.	7	104
Huntsman Corp.	5	108
Ingevity Corporation (a)	1	110
International Flavors & Fragrances Inc. (c)	3	370
International Paper Co.	10	414
Linde Public Limited Company	14	2,779
Livent Corporation (a)	4	26
Louisiana-Pacific Corp.	3	89
LyondellBasell Industries N.V. - Class A	7	643
Martin Marietta Materials Inc.	2	361
MOS Holdings Inc.	9	231
NewMarket Corp.	-	90
Newmont Goldcorp Corporation	21	791
Nucor Corp.	8	423
Olin Corp.	4	91
Packaging Corp. of America	2	227
PPG Industries Inc.	6	692
Reliance Steel & Aluminum Co.	2	157
Royal Gold Inc.	2	169

	Shares/Par[1]	Value ($)
RPM International Inc.	3	203
Scotts Miracle-Gro Co. - Class A	1	103
Sealed Air Corporation	4	165
Sherwin-Williams Co.	2	961
Sonoco Products Co.	2	161
Steel Dynamics Inc.	6	171
Valvoline, Inc.	5	92
Venator Materials PLC (a)	1	8
Vulcan Materials Co.	3	455
W. R. Grace & Co.	2	115
Westrock Company, Inc.	6	235
Other Securities		2,024
		22,365
Industrials 0.1%
Other Securities		22
Total Common Stocks (cost $22,574)		22,387
INVESTMENT COMPANIES 0.1%
Other Securities		20
Total Investment Companies (cost $20)		20
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	228	228
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	94	94
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	4	4
Total Short Term Investments (cost $326)		326
Total Investments 101.0% (cost $22,920)		22,733
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.0)%		(235)
Total Net Assets 100.0%		22,499

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	1	September 2019	61	1	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund *
COMMON STOCKS 99.7%
Information Technology 27.4%
Accenture Public Limited Company - Class A	2	405
Adobe Inc. (a)	2	496
Automatic Data Processing, Inc.	2	248
Cisco Systems, Inc.	15	832
Intel Corp.	16	743
International Business Machines Corp.	3	422
Intuit Inc.	1	233
MasterCard Incorporated - Class A	3	834
Microsoft Corp.	25	3,368
NVIDIA Corporation	2	325
Oracle Corporation	9	494
Salesforce.Com, Inc. (a)	3	399
Texas Instruments Incorporated	3	371
Visa Inc. - Class A	6	1,048
Other Securities		2,212
		12,430
Communication Services 14.1%
Alphabet Inc. - Class A (a)	1	1,119
Alphabet Inc. - Class C (a)	1	1,173
Facebook, Inc. - Class A (a)	8	1,589
Netflix, Inc. (a)	2	554
Verizon Communications Inc.	14	815
Walt Disney Co.	6	867
Other Securities		266
		6,383
Health Care 10.8%
AbbVie Inc.	5	369
Amgen Inc.	2	395
Becton, Dickinson and Company	1	235
Bristol-Myers Squibb Co.	6	256
Celgene Corp. (a)	2	225
Cigna Corp.	1	207
Gilead Sciences Inc.	4	297
Merck & Co., Inc.	9	747
Other Securities		2,161
		4,892
Industrials 9.4%
3M Company	2	344
Caterpillar Inc.	2	271
CSX Corp.	3	208
Union Pacific Corp.	3	421
United Parcel Service Inc. - Class B	2	249
Other Securities		2,755
		4,248
Consumer Discretionary 9.3%
Booking Holdings Inc. (a)	-	291
Home Depot Inc.	4	811
Lowe's Cos. Inc.	3	280
McDonald's Corp.	3	549
Nike Inc. - Class B	4	364
Starbucks Corp.	4	359
Other Securities		1,570
		4,224
	Shares/Par[1]	Value ($)
Financials 9.3%
American Express Company	2	304
Chubb Limited	2	234
CME Group Inc.	1	240
PNC Financial Services Group Inc.	2	217
S&P Global Inc.	1	196
The Bank of New York Mellon Corporation (b)	3	131
Other Securities		2,892
		4,214
Consumer Staples 7.2%
Coca-Cola Co.	14	714
Colgate-Palmolive Co.	3	203
Mondelez International Inc. - Class A	5	268
Procter & Gamble Co.	9	947
Other Securities		1,125
		3,257
Real Estate 3.8%
American Tower Corporation	2	310
Other Securities		1,409
		1,719
Energy 3.4%
ConocoPhillips	4	240
Other Securities		1,327
		1,567
Materials 3.1%
Linde Public Limited Company	2	381
Other Securities		1,053
		1,434
Utilities 1.9%
Other Securities		864
Total Common Stocks (cost $41,474)		45,232
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	105	105
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	23	23
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	9	9
Total Short Term Investments (cost $137)		137
Total Investments 100.0% (cost $41,611)		45,369
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		6
Total Net Assets 100.0%		45,376

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	127	28	15	2	(1)	(8)	131	0.3%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	1	September 2019	145	1	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund *
COMMON STOCKS 98.9%
Real Estate 98.9%
Alexandria Real Estate Equities, Inc.	12	1,746
American Homes 4 Rent - Class A	29	712
American Tower Corporation	48	9,874
Apartment Investment and Management Company - Class A	16	813
AvalonBay Communities, Inc.	15	3,077
Boston Properties Inc.	17	2,180
Camden Property Trust	11	1,099
CBRE Group, Inc. - Class A (a)	36	1,823
Crown Castle International Corp.	46	5,932
Digital Realty Trust Inc.	23	2,677
Douglas Emmett, Inc.	18	708
Duke Realty Corp.	39	1,237
Equinix, Inc.	9	4,448
Equity Lifestyle Properties, Inc.	9	1,130
Equity Residential	40	3,071
Essex Property Trust Inc.	7	2,104
Extra Space Storage Inc.	14	1,483
Federal Realty Investment Trust	8	1,044
Gaming and Leisure Properties, Inc.	22	873
HCP, Inc.	52	1,677
Host Hotels & Resorts, Inc.	81	1,481
Invitation Homes Inc.	49	1,305
Iron Mountain Incorporated	31	977
JBG Smith Properties	13	501
Kilroy Realty Corporation	11	818
KiMcO Realty Corporation	46	855
Lamar Advertising Co. - Class A	9	755
Liberty Property Trust	16	813
Medical Properties Trust, Inc.	41	711
Mid-America Apartment Communities, Inc.	13	1,473
National Retail Properties Inc.	18	934
Omega Healthcare Investors Inc.	24	866
ProLogis Inc.	69	5,530
Public Storage	17	4,088
	Shares/Par[1]	Value ($)
Realty Income Corp.	33	2,292
Regency Centers Corp.	18	1,218
SBA Communications Corporation (a)	12	2,764
Simon Property Group Inc.	34	5,406
SL Green Realty Corp.	9	739
STORE Capital Corp.	22	737
Sun Communities Inc.	9	1,206
UDR Inc.	30	1,347
Ventas, Inc.	39	2,662
VEREIT, Inc.	106	951
VICI Properties Inc.	44	972
Vornado Realty Trust	19	1,198
W.P. Carey Inc.	18	1,480
Welltower Inc.	42	3,443
Weyerhaeuser Co.	82	2,157
Other Securities		31,322
Total Common Stocks (cost $121,571)		128,709
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	1,173	1,173
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	737	737
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	50	50
Total Short Term Investments (cost $1,960)		1,960
Total Investments 100.4% (cost $123,531)		130,669
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.4)%		(460)
Total Net Assets 100.0%		130,211

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	19	September 2019	873	2	(27)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Growth Index Fund *
COMMON STOCKS 99.6%
Information Technology 25.7%
Adobe Inc. (a)	4	1,075
Automatic Data Processing, Inc.	3	538
Broadcom Inc.	3	852
Cisco Systems, Inc.	32	1,754
Intel Corp.	23	1,073
Intuit Inc.	2	507
MasterCard Incorporated - Class A	7	1,777
Microsoft Corp.	57	7,680
Oracle Corporation	9	522
Paypal Holdings, Inc. (a)	9	1,005
Salesforce.Com, Inc. (a)	6	881
Texas Instruments Incorporated	5	531
Visa Inc. - Class A	13	2,255
Other Securities		7,233
		27,683
Health Care 16.9%
Abbott Laboratories	13	1,109
Amgen Inc.	3	560
Boston Scientific Corp. (a)	11	447
Eli Lilly & Co.	7	716
Intuitive Surgical, Inc. (a)	1	453
Johnson & Johnson	12	1,631
Medtronic Public Limited Company	10	976
Merck & Co., Inc.	19	1,613
Pfizer Inc.	42	1,797
Thermo Fisher Scientific Inc.	3	878
Other Securities		8,017
		18,197
Communication Services 13.1%
Alphabet Inc. - Class A (a)	2	2,427
Alphabet Inc. - Class C (a)	2	2,480
Comcast Corporation - Class A	16	659
Facebook, Inc. - Class A (a)	18	3,470
Netflix, Inc. (a)	3	1,200
Verizon Communications Inc.	31	1,766
Walt Disney Co.	7	1,020
Other Securities		1,134
		14,156
Consumer Discretionary 12.7%
Amazon.com, Inc. (a)	3	5,859
Home Depot Inc.	4	787
McDonald's Corp.	6	1,185
TJX Cos. Inc.	9	484
Other Securities		5,375
		13,690
Industrials 8.9%
CSX Corp.	6	444
Honeywell International Inc.	3	475
The Boeing Company	4	1,423
Union Pacific Corp.	5	904
Other Securities		6,363
		9,609
	Shares/Par[1]	Value ($)
Financials 5.8%
Berkshire Hathaway Inc. - Class B (a)	7	1,482
S&P Global Inc.	2	419
U.S. Bancorp	11	586
Other Securities		3,810
		6,297
Consumer Staples 5.1%
Coca-Cola Co.	15	760
PepsiCo Inc.	6	838
Philip Morris International Inc.	6	466
Procter & Gamble Co.	11	1,151
Other Securities		2,294
		5,509
Real Estate 3.8%
American Tower Corporation	3	676
Other Securities		3,436
		4,112
Energy 3.2%
ConocoPhillips	9	516
Exxon Mobil Corporation	18	1,357
Other Securities		1,568
		3,441
Materials 2.4%
Linde Public Limited Company	3	548
Other Securities		2,005
		2,553
Utilities 2.0%
NextEra Energy, Inc.	4	734
Other Securities		1,423
		2,157
Total Common Stocks (cost $95,987)		107,404
INVESTMENT COMPANIES 0.1%
Other Securities		59
Total Investment Companies (cost $60)		59
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,506	1,506
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	225	225
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	35	35
Total Short Term Investments (cost $1,766)		1,766
Total Investments 101.3% (cost $97,813)		109,229
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.3)%		(1,385)
Total Net Assets 100.0%		107,847

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	4	September 2019	582	3	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Value Index Fund *
COMMON STOCKS 99.4%
Financials 21.9%
Bank of America Corporation	42	1,214
Berkshire Hathaway Inc. - Class B (a)	5	1,017
BlackRock, Inc.	1	265
Chubb Limited	2	320
Citigroup Inc.	11	767
CME Group Inc.	2	330
JPMorgan Chase & Co.	15	1,717
Morgan Stanley	6	266
PNC Financial Services Group Inc.	2	294
Synchrony Financial	3	105
The Bank of New York Mellon Corporation (b)	4	185
The Goldman Sachs Group, Inc.	2	330
Wells Fargo & Co.	19	907
Other Securities		5,354
		13,071
Information Technology 15.3%
Accenture Public Limited Company - Class A	2	302
Apple Inc.	21	4,095
Intel Corp.	7	336
International Business Machines Corp.	4	579
Oracle Corporation	6	328
Other Securities		3,483
		9,123
Industrials 11.1%
Caterpillar Inc.	3	370
Deere & Co.	2	249
General Electric Co.	41	434
Honeywell International Inc.	2	302
Northrop Grumman Systems Corp.	1	261
Resideo Technologies, Inc. (a)	1	12
United Technologies Corp.	2	261
Other Securities		4,717
		6,606
Health Care 10.2%
AbbVie Inc.	3	245
Allergan Public Limited Company	2	245
Anthem, Inc.	1	344
CVS Health Corp.	6	336
Gilead Sciences Inc.	6	407
Johnson & Johnson	5	718
UnitedHealth Group Incorporated	5	1,098
Other Securities		2,696
		6,089
Consumer Staples 8.8%
Altria Group, Inc.	9	420
Coca-Cola Co.	9	445
Costco Wholesale Corporation	2	551
Mondelez International Inc. - Class A	7	368
PepsiCo Inc.	3	340
Philip Morris International Inc.	4	284
Procter & Gamble Co.	5	574
Walmart Inc.	7	732
Other Securities		1,554
		5,268
	Shares/Par[1]	Value ($)
Consumer Discretionary 7.7%
Home Depot Inc.	3	586
Nike Inc. - Class B	3	246
Other Securities		3,782
		4,614
Energy 6.8%
Baker Hughes, a GE Company, LLC - Class A	3	61
Chevron Corp.	9	1,123
EOG Resources, Inc.	3	257
Exxon Mobil Corporation	9	676
Schlumberger Ltd.	7	261
Other Securities		1,665
		4,043
Communication Services 5.4%
AT&T Inc.	35	1,158
Comcast Corporation - Class A	12	490
Walt Disney Co.	4	508
Other Securities		1,042
		3,198
Utilities 4.9%
Duke Energy Corporation	4	305
Southern Co.	5	273
Other Securities		2,349
		2,927
Materials 3.9%
Corteva, Inc. (a)	4	106
DuPont de Nemours, Inc	4	267
Other Securities		1,925
		2,298
Real Estate 3.4%
Other Securities		2,018
Total Common Stocks (cost $56,523)		59,255
RIGHTS 0.0%
Other Securities		—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,205	1,205
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	78	78
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	8	8
Total Short Term Investments (cost $1,291)		1,291
Total Investments 101.6% (cost $57,814)		60,546
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.6)%		(962)
Total Net Assets 100.0%		59,585

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	133	67	3	2	—	(12)	185	0.3%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Mellon S&P 1500 Value Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	1	September 2019	145	1	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund *
COMMON STOCKS 98.9%
Financials 16.1%
Alleghany Corporation (a)	26	17,721
American Financial Group, Inc.	128	13,139
Brown & Brown Inc.	424	14,189
FactSet Research Systems Inc.	69	19,811
Reinsurance Group of America Inc.	113	17,629
RenaissanceRe Holdings Ltd	80	14,223
W. R. Berkley Corporation	262	17,249
Other Securities		387,613
		501,574
Industrials 15.8%
Carlisle Cos. Inc.	103	14,471
Graco Inc.	301	15,116
IDEX Corporation	136	23,459
Lennox International Inc.	64	17,553
Old Dominion Freight Line Inc.	117	17,430
Teledyne Technologies Inc. (a)	66	17,946
Other Securities		387,461
		493,436
Information Technology 15.8%
Cognex Corp.	310	14,875
Cypress Semiconductor Corp.	662	14,723
Fair Isaac Corp. (a)	52	16,422
Leidos Holdings Inc.	261	20,816
PTC Inc. (a)	186	16,706
Teradyne Inc.	308	14,759
Trimble Inc. (a)	455	20,520
Tyler Technologies Inc. (a)	69	14,984
Universal Display Corporation	77	14,456
Wex, Inc. (a)	78	16,279
Zebra Technologies Corp. - Class A (a)	98	20,442
Other Securities		306,690
		491,672
Consumer Discretionary 12.2%
Domino's Pizza, Inc.	74	20,677
NVR, Inc. (a)	6	20,562
Pool Corporation	72	13,746
Service Corp. International	330	15,422
Wyndham Destinations, Inc.	170	7,475
Wyndham Hotels & Resorts, Inc.	175	9,731
Other Securities		293,586
		381,199
Real Estate 10.1%
Camden Property Trust	175	18,249
Kilroy Realty Corporation	182	13,409
Liberty Property Trust	268	13,427
National Retail Properties Inc.	294	15,599
Omega Healthcare Investors Inc.	388	14,264
Other Securities		238,642
		313,590
Health Care 9.6%
Bio-Techne Corporation	69	14,287
	Shares/Par[1]	Value ($)
Catalent Inc. (a)	262	14,207
Masimo Corp. (a)	89	13,221
Molina Healthcare, Inc. (a)	113	16,212
Steris Limited	153	22,752
West Pharmaceutical Services Inc.	133	16,633
Other Securities		201,596
		298,908
Materials 6.4%
AptarGroup, Inc.	114	14,217
Ashland Global Holdings Inc.	113	9,021
RPM International Inc.	237	14,475
Valvoline, Inc.	339	6,627
Other Securities		154,248
		198,588
Utilities 4.7%
Aqua America, Inc.	390	16,144
OGE Energy Corp.	362	15,411
UGI Corp.	315	16,825
Other Securities		97,180
		145,560
Energy 3.1%
EQT Corporation	459	7,260
Equitrans Midstream Corp.	370	7,295
Other Securities		82,474
		97,029
Consumer Staples 2.6%
Other Securities		82,678
Communication Services 2.5%
Live Nation Inc. (a)	253	16,735
Other Securities		61,252
		77,987
Total Common Stocks (cost $2,647,514)		3,082,221
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	29,096	29,096
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	25,258	25,258
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	1,790	1,783
Total Short Term Investments (cost $56,136)		56,137
Total Investments 100.7% (cost $2,703,650)		3,138,358
Other Derivative Instruments 0.0%		398
Other Assets and Liabilities, Net (0.7)%		(23,285)
Total Net Assets 100.0%		3,115,471

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	174	September 2019	33,157	398	773

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund *
COMMON STOCKS 97.6%
Information Technology 21.0%
Accenture Public Limited Company - Class A (a)	213	39,405
Adobe Inc. (b)	164	48,333
Apple Inc. (a)	1,470	290,933
Broadcom Inc.	133	38,231
Cisco Systems, Inc.	1,440	78,828
Intel Corp.	1,506	72,089
International Business Machines Corp.	299	41,289
MasterCard Incorporated - Class A (a)	301	79,720
Microsoft Corp.	2,576	345,137
Oracle Corporation (a)	817	46,540
Paypal Holdings, Inc. (b)	395	45,209
Salesforce.Com, Inc. (a) (b)	261	39,608
Visa Inc. - Class A (a)	585	101,531
Other Securities		498,225
		1,765,078
Health Care 13.9%
Abbott Laboratories	593	49,878
Johnson & Johnson	892	124,179
Medtronic Public Limited Company	451	43,894
Merck & Co., Inc.	868	72,811
Pfizer Inc.	1,868	80,902
Thermo Fisher Scientific Inc.	135	39,549
UnitedHealth Group Incorporated	320	78,023
Other Securities		677,423
		1,166,659
Financials 12.8%
Bank of America Corporation	2,975	86,278
Berkshire Hathaway Inc. - Class B (b)	651	138,686
Citigroup Inc.	778	54,507
JPMorgan Chase & Co.	1,091	121,999
Synchrony Financial (a)	215	7,449
The Bank of New York Mellon Corporation (c)	294	13,002
Wells Fargo & Co.	1,361	64,414
Other Securities		592,861
		1,079,196
Communication Services 10.0%
Alphabet Inc. - Class A (a) (b)	101	109,009
Alphabet Inc. - Class C (a) (b)	103	111,376
AT&T Inc.	2,454	82,219
Comcast Corporation - Class A (a)	1,523	64,381
Facebook, Inc. - Class A (b)	808	155,899
Netflix, Inc. (b)	147	53,991
Verizon Communications Inc.	1,390	79,406
Walt Disney Co.	587	81,955
Other Securities		105,217
		843,453
Consumer Discretionary 9.9%
Amazon.com, Inc. (b)	139	263,305
Home Depot Inc. (a)	370	76,994
McDonald's Corp.	256	53,235
Other Securities		444,144
		837,678
Industrials 9.1%
General Electric Co.	2,931	30,780
	Shares/Par[1]	Value ($)
Honeywell International Inc.	244	42,618
The Boeing Company	176	64,241
Union Pacific Corp.	238	40,304
Other Securities		585,883
		763,826
Consumer Staples 7.1%
Coca-Cola Co.	1,294	65,913
Costco Wholesale Corporation	147	38,929
PepsiCo Inc.	471	61,798
Philip Morris International Inc.	523	41,071
Procter & Gamble Co.	841	92,267
Walmart Inc.	471	52,022
Other Securities		244,141
		596,141
Energy 4.9%
Baker Hughes, a GE Company, LLC - Class A	166	4,084
Chevron Corp.	639	79,529
Exxon Mobil Corporation	1,425	109,205
Other Securities		221,211
		414,029
Utilities 3.2%
Other Securities		270,453
Real Estate 3.0%
Other Securities		249,412
Materials 2.7%
Other Securities		229,929
Total Common Stocks (cost $5,517,171)		8,215,854
SHORT TERM INVESTMENTS 6.7%
Securities Lending Collateral 4.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	126,817	126,817
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 09/30/19 at $173,844	165,000	165,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $82,506) acquired on 03/22/19, due 09/30/19 at $76,124	75,000	75,000
		366,817
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	186,140	186,140
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	7,995	7,961
Total Short Term Investments (cost $560,917)		560,918
Total Investments 104.3% (cost $6,078,088)		8,776,772
Other Derivative Instruments 0.0%		853
Other Assets and Liabilities, Net (4.3)%		(362,699)
Total Net Assets 100.0%		8,414,926

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,241	277	684	169	326	(1,158)	13,002	0.2%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	1,361	September 2019	198,766	853	1,587

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund *
COMMON STOCKS 99.2%
Industrials 19.0%
ABM Industries Incorporated (a)	221	8,836
Aerojet Rocketdyne Holdings, Inc. (b)	241	10,767
Barnes Group Inc.	158	8,883
Chart Industries, Inc. (b)	119	9,158
Exponent, Inc.	172	10,053
FTI Consulting Inc. (b)	126	10,584
John Bean Technologies Corp.	105	12,725
Mercury Systems Inc. (b)	185	13,003
Moog Inc. - Class A	108	10,131
Proto Labs Inc. (b)	90	10,442
Simpson Manufacturing Co. Inc.	135	8,949
SkyWest Inc.	172	10,446
Tetra Tech, Inc.	184	14,449
UniFirst Corp.	52	9,711
Other Securities		322,435
		470,572
Financials 16.3%
Columbia Banking System Inc.	244	8,845
Community Bank System Inc.	171	11,264
FirstCash, Inc.	143	14,318
Glacier Bancorp, Inc.	282	11,425
RLI Corp.	131	11,190
Selective Insurance Group Inc.	196	14,709
Other Securities		331,938
		403,689
Information Technology 14.5%
Brooks Automation Inc.	241	9,353
Cabot Microelectronics Corporation	97	10,628
Finisar Corporation (b)	389	8,894
Qualys, Inc. (b)	113	9,835
Rogers Corp. (b)	61	10,612
SolarEdge Technologies Ltd. (b)	148	9,256
Viavi Solutions Inc. (b)	760	10,104
Other Securities		291,739
		360,421
Consumer Discretionary 13.7%
Fox Factory Holding Corp. (b)	127	10,455
Lithia Motors Inc. - Class A	75	8,856
Monro Inc.	110	9,417
Steven Madden Ltd.	261	8,857
Strategic Education, Inc.	72	12,898
TopBuild Corp. (b)	116	9,598
Wingstop Inc.	98	9,273
Other Securities		270,602
		339,956
Health Care 11.9%
HMS Holdings Corp. (b)	291	9,440
LHC Group, Inc. (b)	97	11,642
Merit Medical Systems Inc. (b)	183	10,901
Neogen Corp. (b)	174	10,784
Omnicell, Inc. (b)	136	11,699
Repligen Corp. (b)	140	12,068
	Shares/Par[1]	Value ($)
The Ensign Group, Inc.	165	9,405
Other Securities		217,967
		293,906
Real Estate 8.3%
Other Securities		206,556
Materials 4.2%
Balchem Corporation	108	10,757
Quaker Chemical Corp.	44	9,027
Other Securities		85,270
		105,054
Energy 3.7%
Other Securities		91,275
Consumer Staples 3.5%
Darling Ingredients Inc. (b)	549	10,918
Other Securities		75,373
		86,291
Utilities 2.2%
American States Water Company	123	9,231
Avista Corporation	219	9,775
El Paso Electric Co.	136	8,889
South Jersey Industries Inc.	308	10,383
Other Securities		15,118
		53,396
Communication Services 1.9%
Other Securities		47,087
Total Common Stocks (cost $2,234,497)		2,458,203
INVESTMENT COMPANIES 0.6%
iShares S&P SmallCap 600 Index ETF	202	15,783
Total Investment Companies (cost $15,242)		15,783
RIGHTS 0.0%
Other Securities		40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	39,214	39,214
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	4,233	4,233
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	370	368
Total Short Term Investments (cost $43,815)		43,815
Total Investments 101.6% (cost $2,293,554)		2,517,841
Other Derivative Instruments 0.0%		73
Other Assets and Liabilities, Net (1.6)%		(38,812)
Total Net Assets 100.0%		2,479,102

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	85	September 2019	6,496	73	164

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.6%
Utilities 99.6%
ALLETE, Inc.	13	1,094
Alliant Energy Corporation	61	2,975
Ameren Corporation	63	4,714
American Electric Power Company, Inc.	126	11,125
American States Water Company	9	710
American Water Works Company, Inc.	46	5,363
Aqua America, Inc.	54	2,226
AquaVenture Holdings Limited (a)	3	60
Atmos Energy Corporation	30	3,149
Avista Corporation	17	751
Black Hills Corporation	15	1,204
California Water Service Group	12	627
CenterPoint Energy, Inc.	129	3,683
Chesapeake Utilities Corp.	4	399
Clearway Energy, Inc. - Class A	9	152
Clearway Energy, Inc. - Class C	18	309
CMS Energy Corp.	73	4,211
Connecticut Water Services Inc.	3	224
Consolidated Edison Inc.	82	7,198
Dominion Energy, Inc.	205	15,834
DTE Energy Co.	47	5,950
Duke Energy Corporation	186	16,435
Edison International	83	5,618
El Paso Electric Co.	10	674
Entergy Corporation	49	5,005
Evergy, Inc.	65	3,930
Eversource Energy	81	6,142
Exelon Corporation	249	11,913
FirstEnergy Corp.	136	5,805
Hawaiian Electric Industries Inc.	28	1,210
IDACORP Inc.	13	1,304
MDU Resources Group Inc.	51	1,307
MGE Energy, Inc.	9	643
Middlesex Water Co.	4	237
National Fuel Gas Co.	20	1,056
New Jersey Resources Corp.	23	1,120
Nextera Energy Partners, LP (b)	14	696
NextEra Energy, Inc.	123	25,092
NiSource Inc.	96	2,755
Northwest Natural Holding Company	7	518
NorthWestern Corp.	13	939
NRG Energy Inc.	72	2,526
OGE Energy Corp.	51	2,172
One Gas, Inc.	13	1,211

	Shares/Par[1]	Value ($)
Ormat Technologies Inc.	10	620
Otter Tail Corp.	9	489
Pattern Energy Group Inc. - Class A (c)	23	531
Pinnacle West Capital Corp.	29	2,710
PNM Resources, Inc.	20	1,028
Portland General Electric Co.	23	1,234
PPL Corporation	184	5,718
Public Service Enterprise Group Inc.	129	7,601
Sempra Energy	70	9,653
SJW Corp.	6	367
South Jersey Industries Inc.	23	788
Southern Co.	265	14,653
Southwest Gas Corp.	14	1,227
Spire, Inc.	13	1,087
Star Group, L.P.	12	118
Terraform Power, Inc. - Class A	16	235
The AES Corporation	169	2,834
UGI Corp.	45	2,377
Unitil Corp.	4	226
Vistra Energy Corp.	93	2,108
WEC Energy Group Inc.	81	6,725
Xcel Energy Inc.	132	7,821
York Water Co.	3	119
Total Common Stocks (cost $220,401)		240,535
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	2,380	2,380
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	85	85
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	20	20
Total Short Term Investments (cost $2,485)		2,485
Total Investments 100.6% (cost $222,886)		243,020
Other Derivative Instruments 0.0%		7
Other Assets and Liabilities, Net (0.6)%		(1,381)
Total Net Assets 100.0%		241,646

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	23	September 2019	1,395	7	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund *
COMMON STOCKS 98.5%
Financials 21.9%
Aon PLC - Class A	70	13,441
Arthur J Gallagher & Co.	148	13,008
Comerica Inc.	155	11,255
Discover Financial Services	167	12,995
Everest Re Group, Ltd.	51	12,584
Hartford Financial Services Group Inc.	365	20,354
Huntington Bancshares Inc.	1,023	14,138
KeyCorp	838	14,877
M&T Bank Corporation	64	10,920
NASDAQ Inc.	185	17,751
Northern Trust Corp.	128	11,561
Signature Bank	95	11,466
SunTrust Banks Inc.	228	14,326
Other Securities		119,694
		298,370
Information Technology 11.9%
Amdocs Limited	209	12,974
Analog Devices, Inc.	128	14,399
First Data Corporation - Class A (a)	483	13,082
KBR, Inc.	557	13,896
Maxim Integrated Products, Inc.	184	11,013
Motorola Solutions Inc.	75	12,540
Other Securities		83,638
		161,542
Industrials 11.3%
AGCO Corporation	144	11,166
Delta Air Lines Inc.	214	12,135
Eaton Corporation Public Limited Company	151	12,542
HD Supply Holdings, Inc (a)	317	12,753
Kansas City Southern	100	12,165
L3 Technologies Inc.	48	11,765
Stanley Black & Decker Inc.	104	15,098
Other Securities		66,007
		153,631
Utilities 9.7%
CMS Energy Corp.	237	13,699
Eversource Energy	174	13,196
Pinnacle West Capital Corp.	146	13,762
Public Service Enterprise Group Inc.	260	15,278
Sempra Energy	84	11,494
Southern Co.	220	12,164
WEC Energy Group Inc.	133	11,070
Other Securities		41,216
		131,879
Consumer Discretionary 9.0%
Other Securities		123,373
Materials 7.8%
Axalta Coating Systems Ltd. (a)	380	11,328
Eastman Chemical Co.	148	11,516
FMC Corp.	136	11,311
PPG Industries Inc.	99	11,565
Other Securities		60,731
		106,451
Real Estate 7.3%
Life Storage Inc.	152	14,487
Mid-America Apartment Communities, Inc.	103	12,189
Sun Communities Inc.	94	12,050
VICI Properties Inc.	519	11,434
W.P. Carey Inc.	159	12,906
Other Securities		36,371
		99,437
Energy 6.3%
Marathon Petroleum Corporation	209	11,665
Pioneer Natural Resources Co.	92	14,100
Plains GP Holdings, L.P. - Class A (a)	568	14,191
Other Securities		45,866
		85,822
	Shares/Par[1]	Value ($)
Health Care 6.1%
Quest Diagnostics Incorporated	136	13,827
Universal Health Services Inc. - Class B	93	12,156
Zimmer Biomet Holdings, Inc.	113	13,353
Other Securities		43,785
		83,121
Consumer Staples 5.6%
Archer-Daniels-Midland Company	280	11,435
Other Securities		65,112
		76,547
Communication Services 1.6%
Other Securities		21,755
Total Common Stocks (cost $1,263,101)		1,341,928
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	18,651	18,651
Total Short Term Investments (cost $18,651)		18,651
Total Investments 99.9% (cost $1,281,752)		1,360,579
Other Assets and Liabilities, Net 0.1%		1,057
Total Net Assets 100.0%		1,361,636

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.4%
Information Technology 20.2%
Applied Materials, Inc.	327	14,699
Blackbaud, Inc.	84	7,008
Guidewire Software, Inc. (a)	144	14,600
Intel Corp.	259	12,419
KLA-Tencor Corp.	114	13,522
Microchip Technology Inc. (b)	155	13,469
Microsoft Corp.	56	7,481
Salesforce.Com, Inc. (a)	86	12,990
Western Union Co.	675	13,425
		109,613
Health Care 19.2%
Allergan Public Limited Company	50	8,350
AmerisourceBergen Corporation	76	6,468
Amgen Inc.	37	6,865
Biogen Inc. (a)	48	11,314
Bristol-Myers Squibb Co.	137	6,228
Cardinal Health, Inc.	135	6,378
Gilead Sciences Inc.	198	13,412
McKesson Corporation	52	7,018
Medtronic Public Limited Company	131	12,795
Pfizer Inc.	153	6,624
UnitedHealth Group Incorporated	27	6,528
Zimmer Biomet Holdings, Inc.	105	12,395
		104,375
Consumer Staples 12.4%
Campbell Soup Co.	325	13,011
General Mills Inc.	264	13,861
Hershey Co.	56	7,497
Kellogg Co.	240	12,865
Mondelez International Inc. - Class A	132	7,090
Philip Morris International Inc.	167	13,092
		67,416
Financials 12.1%
BlackRock, Inc.	30	14,046
Charles Schwab Corp.	305	12,255
State Street Corp.	223	12,510
T. Rowe Price Group, Inc.	126	13,814
Wells Fargo & Co.	279	13,191
		65,816
Industrials 10.1%
Caterpillar Inc.	100	13,590
Emerson Electric Co.	206	13,740
General Dynamics Corp.	77	13,938
Raytheon Co.	37	6,426
United Technologies Corp.	53	6,912
		54,606
	Shares/Par[1]	Value ($)
Communication Services 9.2%
Alphabet Inc. - Class A (a)	6	6,563
Comcast Corporation - Class A	331	14,005
Facebook, Inc. - Class A (a)	80	15,407
John Wiley & Sons Inc. - Class A	138	6,317
Walt Disney Co.	57	7,940
		50,232
Consumer Discretionary 7.6%
Amazon.com, Inc. (a)	7	14,096
Harley-Davidson Inc.	189	6,783
McDonald's Corp.	35	7,226
Nike Inc. - Class B	79	6,646
Polaris Industries Inc.	74	6,779
		41,530
Energy 2.6%
Cheniere Energy, Inc. (a)	101	6,892
Core Laboratories N.V. (b)	135	7,063
		13,955
Utilities 2.5%
Dominion Energy, Inc.	174	13,433
Materials 2.4%
Compass Minerals International, Inc. (b)	237	13,001
Real Estate 1.1%
Jones Lang LaSalle Incorporated	42	5,848
Total Common Stocks (cost $512,896)		539,825
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	3,392	3,392
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	1,912	1,912
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	185	184
Total Short Term Investments (cost $5,488)		5,488
Total Investments 100.4% (cost $518,384)		545,313
Other Derivative Instruments 0.0%		17
Other Assets and Liabilities, Net (0.4)%		(2,095)
Total Net Assets 100.0%		543,235

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	26	September 2019	3,782	17	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 54.7%
Mortgage-Backed Securities 18.8%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (a)	2,575	2,592
TBA, 3.50%, 07/15/33 (a)	3,045	3,142
TBA, 3.00%, 07/15/48 (a)	7,400	7,461
TBA, 3.50%, 07/15/48 (a)	13,020	13,310
TBA, 4.00%, 07/15/48 (a)	67,370	69,624
TBA, 4.50%, 07/15/48 (a)	12,930	13,511
Government National Mortgage Association
TBA, 3.00%, 07/15/48 (a)	2,640	2,697
TBA, 3.50%, 07/15/48 (a)	3,320	3,429
TBA, 4.00%, 07/15/48 (a)	16,690	17,302
TBA, 4.50%, 07/15/48 (a)	4,345	4,529
		137,597
U.S. Treasury Securities 16.5%
U.S. Treasury Bond
2.75%, 08/15/42	8,200	8,595
2.25%, 08/15/46	2,140	2,019
U.S. Treasury Note
1.38%, 01/15/20	4,990	4,971
2.00%, 01/15/21 (a)	12,055	12,083
2.88%, 05/31/25	25,955	27,468
1.63%, 02/15/26	8,710	8,578
2.75%, 02/15/28	43,275	45,986
2.88%, 08/15/28	10,010	10,751
		120,451
Treasury Inflation Indexed Securities 10.7%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (b)	4,456	6,108
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (b)	8,260	9,194
0.50%, 01/15/28 (b)	8,692	8,836
3.63%, 04/15/28 (b)	7,892	10,134
0.88%, 01/15/29 (b)	11,436	12,042
2.50%, 01/15/29 (b)	2,154	2,592
3.88%, 04/15/29 (b)	20,022	26,804
1.00%, 02/15/46 (b)	2,578	2,701
		78,411
Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corporation
Series 2017-M2-DNA1, REMIC, 5.65%, (1M USD LIBOR + 3.25%), 07/25/29 (c)	1,810	1,912
Series 2017-M2-DNA2, REMIC, 5.85%, (1M USD LIBOR + 3.45%), 10/25/29 (c)	4,960	5,295
Series 2017-M2-HQA2, 5.05%, (1M USD LIBOR + 2.65%), 12/26/29 (c)	3,270	3,349
Series 2017-M2-DNA3, REMIC, 4.90%, (1M USD LIBOR + 2.50%), 03/25/30 (c)	5,672	5,790
Series 2018-M2-HQA1, REMIC, 4.70%, (1M USD LIBOR + 2.30%), 09/25/30 (c)	2,810	2,809
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 6.05%, (1M USD LIBOR + 3.65%), 09/25/29 (c) (d)	5,574	5,930
Series 2017-1M2-C03, REMIC, 5.40%, (1M USD LIBOR + 3.00%), 10/25/29 (c)	4,440	4,632
Series 2017-1M2-C06, REMIC, 5.05%, (1M USD LIBOR + 2.65%), 02/25/30 (c)	5,350	5,482
Series 2017-2M2-C06, REMIC, 5.20%, (1M USD LIBOR + 2.80%), 02/25/30 (c)	1,700	1,740
Series 2017-1M2-C07, REMIC, 4.80%, (1M USD LIBOR + 2.40%), 05/28/30 (c)	915	926
Series 2017-2M2-C07, REMIC, 4.90%, (1M USD LIBOR + 2.50%), 05/28/30 (c)	4,260	4,332
Series 2018-1M2-C01, REMIC, 4.65%, (1M USD LIBOR + 2.25%), 07/25/30 (c)	3,140	3,164
Series 2018-2M2-C02, REMIC, 4.60%, (1M USD LIBOR + 2.20%), 08/26/30 (c)	4,340	4,358
		49,719
Sovereign 1.7%
Other Securities		12,709
	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C04, 5.25%, (1M USD LIBOR + 2.85%), 11/26/29 (c) (e)	1,553	1,597
Total Government And Agency Obligations (cost $394,456)		400,484
CORPORATE BONDS AND NOTES 48.5%
Financials 14.0%
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,120	3,290
Banc of America Funding Corporation
1.66%, 04/25/28, EUR	837	1,014
Bank of America Corporation
2.74%, 01/23/22	2,530	2,541
3.71%, 04/24/28	2,495	2,621
3.97%, 03/05/29	1,920	2,052
4.33%, 03/15/50	2,870	3,192
Citigroup Inc.
3.89%, 01/10/28 (c)	3,615	3,817
1.50%, 10/26/28, EUR	838	1,012
3.52%, 10/27/28	1,385	1,428
Diamond Finance International Limited
5.45%, 06/15/23 (d)	3,630	3,913
6.02%, 06/15/26 (d)	2,365	2,608
JPMorgan Chase & Co.
1.81%, 06/12/29, EUR	816	1,013
3.88%, 07/24/38 (c)	1,940	2,032
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (f)	1,405	1,401
1.88%, 04/27/27, EUR	823	1,017
3.59%, 07/22/28 (c)	4,255	4,420
Nykredit Realkredit A/S
2.00%, 10/01/47, DKK (g)	49,543	7,789
Realkredit Danmark A/S
2.00%, 10/01/47, DKK (g) (h)	40,174	6,304
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	2,970	2,964
3.20%, 09/23/26	1,485	1,497
The Goldman Sachs Group, Inc.
2.60%, 04/23/20	1,265	1,268
3.69%, 06/05/28 (c)	2,410	2,489
3.81%, 04/23/29	4,565	4,753
3.00%, 02/12/31, EUR	764	1,037
4.02%, 10/31/38	2,080	2,143
5.15%, 05/22/45	1,330	1,521
Volkswagen International Finance N.V.
3.38%, (callable at 100 beginning 06/27/24), EUR (f)	4,300	5,022
Other Securities		28,624
		102,782
Energy 6.7%
Canadian Natural Resources Limited
6.25%, 03/15/38	1,620	1,992
4.95%, 06/01/47	1,200	1,371
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (f)	3,465	3,241
7.50%, 10/15/20	450	477
5.80%, 06/15/38	2,335	2,601
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,760	2,082
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,974
Kinder Morgan, Inc.
2.25%, 03/16/27, EUR	803	1,013
5.55%, 06/01/45	2,865	3,312
Marathon Oil Corporation
4.40%, 07/15/27	3,480	3,689
MPLX LP
4.70%, 04/15/48	3,635	3,696
Other Securities		22,570
		49,018

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Communication Services 5.8%
Altice France
7.38%, 05/01/26 (d)	1,570	1,609
AT&T Inc.
2.45%, 03/15/35, EUR	852	1,019
4.35%, 06/15/45	770	766
5.45%, 03/01/47	3,080	3,535
4.50%, 03/09/48	2,125	2,178
Comcast Corporation
4.00%, 08/15/47	1,375	1,448
4.95%, 10/15/58	2,895	3,527
CSC Holdings, LLC
6.75%, 11/15/21	365	391
5.13%, 12/15/21 (d)	1,200	1,200
5.38%, 07/15/23 (d)	260	267
5.50%, 05/15/26 (d)	1,000	1,050
Sprint Communications, Inc.
6.00%, 11/15/22	810	844
Sprint Corporation
7.63%, 03/01/26	1,690	1,800
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	2,395	2,772
Verizon Communications Inc.
1.88%, 10/26/29, EUR	807	1,011
4.52%, 09/15/48	2,545	2,849
Other Securities		16,172
		42,438
Health Care 3.9%
AbbVie Inc.
2.13%, 11/17/28, EUR	803	1,001
4.70%, 05/14/45	2,385	2,430
CVS Health Corporation
5.05%, 03/25/48	4,585	4,883
HCA Inc.
5.88%, 03/15/22	435	475
5.25%, 04/15/25	1,200	1,329
7.69%, 06/15/25	1,350	1,586
5.25%, 06/15/26	2,310	2,558
5.63%, 09/01/28	160	173
5.88%, 02/01/29	155	170
5.25%, 06/15/49	2,640	2,747
Other Securities		10,851
		28,203
Consumer Staples 3.4%
Anheuser-Busch InBev
2.75%, 03/17/36, EUR	783	1,033
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,525	1,637
4.75%, 04/15/58	2,630	2,826
5.80%, 01/23/59	4,795	6,001
B.A.T. International Finance P.L.C.
2.25%, 01/16/30, EUR	871	1,008
BAT Capital Corp.
4.54%, 08/15/47	2,060	1,919
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (d)	2,880	2,944
Walmart Inc.
2.55%, 04/08/26, EUR	758	997
3.25%, 07/08/29	2,160	2,275
Other Securities		4,506
		25,146
Information Technology 3.3%
Apple Inc.
1.38%, 05/24/29, EUR	809	1,003
4.65%, 02/23/46	2,415	2,855
International Business Machines Corporation
4.15%, 05/15/39	2,635	2,809
4.25%, 05/15/49	2,670	2,864
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,071
Other Securities		11,365
		23,967
	Shares/Par[1]	Value ($)
Consumer Discretionary 3.2%
Altice S.A.
7.75%, 05/15/22 (d)	392	398
Staples, Inc.
7.50%, 04/15/26 (d)	2,000	1,986
10.75%, 04/15/27 (d)	1,000	988
Other Securities		20,224
		23,596
Materials 2.7%
Anglo American Capital PLC
1.63%, 03/11/26, EUR	858	1,003
4.50%, 03/15/28 (d)	1,665	1,726
Other Securities		16,864
		19,593
Industrials 2.6%
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	2,700	2,764
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (f)	2,806	2,693
1.50%, 05/17/29, EUR	883	991
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d) (i)	465	469
5.25%, 08/15/22 (d)	1,500	1,584
Other Securities		10,850
		19,351
Utilities 2.0%
DTE Energy Company
3.40%, 06/15/29	3,180	3,223
EnBW Energie Baden-Wurttemberg AG
3.63%, 04/02/76, EUR	2,580	3,085
Other Securities		8,302
		14,610
Real Estate 0.9%
Other Securities		6,210
Total Corporate Bonds And Notes (cost $339,153)		354,914
SENIOR LOAN INTERESTS 6.5%
Consumer Discretionary 1.4%
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (c)	813	773
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (c)	410	393
Other Securities		9,052
		10,218
Health Care 0.9%
HCA Inc.
2018 Term Loan B10, 4.44%, (3M LIBOR + 2.00%), 03/07/25 (c)	713	713
Other Securities		6,111
		6,824
Information Technology 0.7%
Other Securities		5,262
Financials 0.7%
Other Securities		5,146
Materials 0.7%
Other Securities		4,972
Communication Services 0.7%
CSC Holdings, LLC
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (c)	595	595
Sprint Communications, Inc.
2018 Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (c)	604	598
Other Securities		3,549
		4,742
Industrials 0.5%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (c)	210	210

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		3,669
		3,879
Utilities 0.3%
Other Securities		1,941
Consumer Staples 0.2%
Other Securities		1,429
Real Estate 0.2%
Other Securities		1,414
Energy 0.2%
Other Securities		1,386
Total Senior Loan Interests (cost $47,889)		47,213
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Bear Stearns Asset Backed Securities I LLC
Series 2005-M1-AQ2, REMIC, 2.89%, (1M USD LIBOR + 0.74%), 09/25/35 (c)	2,430	2,420
Series 2006-1M3-HE1, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	1,600	1,572
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.19%, 01/11/47 (c)	18,036	684
Interest Only, Series 2014-XA-GC26, REMIC, 1.15%, 11/13/47 (c)	14,354	606
Interest Only, Series 2015-XA-GC30, REMIC, 0.98%, 05/12/50 (c)	20,093	671
Mercedes-Benz Auto Receivables Trust
Series 2018-A2A-1, 2.71%, 02/18/20	3,853	3,859
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.77%, (1M USD LIBOR + 0.37%), 03/25/36 (c)	3,490	3,455
Nissan Auto Receivables Owner Trust
Series 2018-A2A-B, 2.76%, 07/15/21	5,977	5,991
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 2.92%, (1M USD LIBOR + 0.52%), 11/25/35 (c)	3,190	3,173
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 2.92%, (1M USD LIBOR + 0.78%), 02/25/35 (c)	3,524	3,501
Series 2005-M3-NC2, REMIC, 2.83%, (1M USD LIBOR + 0.65%), 05/25/35 (c)	19	18
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (d)	1,681	1,678
Series 2017-A-1A, 2.06%, 09/20/21 (d)	3,535	3,531
Other Securities		14,293
Total Non-U.S. Government Agency Asset-Backed Securities (cost $43,634)		45,452
COMMON STOCKS 0.0%
Communication Services 0.0%
Other Securities		95
Total Common Stocks (cost $64)		95
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.9%
Treasury Securities 1.9%
U.S. Treasury Bill
2.37%, 01/02/20 (j) (k)	14,145	13,997
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (l) (m)	4,585	4,585
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (l) (m)	2,595	2,595
Total Short Term Investments (cost $21,155)		21,177
Total Investments 118.8% (cost $846,351)		869,335
Other Derivative Instruments (0.0)%		(280)
Other Assets and Liabilities, Net (18.8)%		(137,389)
Total Net Assets 100.0%		731,666

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $149,534.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $98,172 and 13.4%, respectively.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) All or a portion of the security was on loan.

(j) All or a portion of the security is pledged or segregated as collateral.

(k) The coupon rate represents the yield to maturity.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aby Transmision Sur S.A., 6.88%, 04/30/43	04/30/18	197	222	—
Gaz Capital S.A., 5.15%, 02/11/26	05/24/19	305	324	—
Realkredit Danmark A/S, 2.00%, 10/01/47	08/01/18	6,269	6,304	0.9
		6,771	6,850	0.9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAD/USD Spot Rate	4	September 2019		301	—	6
GBP/USD Spot Rate	6	September 2019		477	2	1
United States 10 Year Note	51	September 2019		6,507	2	20
United States 2 Year Note	649	October 2019		138,877	(27)	773
United States 5 Year Note	9	October 2019		1,060	—	4
					(23)	804
Short Contracts
EUR/USD Spot Rate	(9)	September 2019		(1,278)	—	(10)
Euro BOBL	(37)	September 2019	EUR	(4,951)	(3)	(26)
Euro Bund	(125)	September 2019	EUR	(21,359)	(17)	(263)
Long Gilt	(22)	September 2019	GBP	(2,837)	4	(37)
United States 10 Year Ultra Bond	(517)	September 2019		(70,135)	(16)	(1,276)
United States Long Bond	(178)	September 2019		(26,984)	22	(712)
United States Ultra Bond	(294)	September 2019		(51,039)	55	(1,165)
					45	(3,489)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	07/31/19	BRL	7,307	1,898	(4)
CLP/USD	JPM	07/31/19	CLP	1,306,125	1,928	13
COP/USD	JPM	07/31/19	COP	6,124,407	1,902	(12)
EUR/USD	JPM	07/16/19	EUR	3,339	3,803	26
KRW/USD	JPM	07/31/19	KRW	2,204,833	1,911	7
USD/DKK	GSC	07/16/19	DKK	(97,844)	(14,925)	(97)
USD/EUR	GSC	07/16/19	EUR	(13,949)	(15,885)	(113)
USD/EUR	JPM	07/16/19	EUR	(19,081)	(21,730)	(279)
USD/GBP	GSC	07/16/19	GBP	(4,337)	(5,512)	157
					(46,610)	(302)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund *
COMMON STOCKS 91.3%
China 18.7%
Fu Shou Yuan International Group Limited	8,845	7,774
Huazhu Group Limited - ADS	303	10,981
Innovent Biologics, Inc. (a) (b) (c)	2,022	6,832
Kingdee International Software Group Co. Ltd. (b)	4,756	5,156
Shanghai Baozun E-Commerce Limited - ADR (a) (b)	250	12,471
Silergy Corp.	298	5,854
SITC International Holdings Company Limited	6,495	6,624
TAL Education Group - ADS (a)	124	4,716
Wuxi Biologics Cayman Inc (a) (c)	939	8,466
Zhongsheng Group Holdings Limited	3,432	9,561
Other Securities		14,949
		93,384
Taiwan 15.8%
Airtac International Group	485	5,466
ASMedia Technology Inc.	715	11,198
Chailease Holding Company Limited	2,777	11,504
Cub Elecparts Inc.	732	5,949
LandMark Optoelectronics Corporation	741	6,266
President Chain Store Corp.	376	3,639
Sunny Friend Environmental Technology Co., Ltd.	587	5,238
Taiwan Union Technology Corp.	1,181	4,734
Voltronic Power Technology Corporation	297	6,474
Other Securities		18,380
		78,848
South Korea 10.7%
Cosmax BTI, Inc.	74	6,967
Daum Communications Corp.	64	7,242
Fila Korea Ltd.	178	11,840
Koh Young Technology Inc.	93	6,673
Medy-Tox	14	5,338
NCSoft Corp.	17	6,885
Seegene, Inc. (a)	273	6,247
Other Securities		2,331
		53,523
India 9.8%
Biocon Ltd.	2,560	9,303
Cholamandalam Investment and Finance Company Limited	1,231	5,092
Coromandel International Limited	858	5,207
Oberoi Realty Limited (a)	815	7,179
Syngene International Ltd. (c)	1,224	5,922
Voltas Limited	914	8,515
Other Securities		7,505
		48,723
Brazil 6.9%
Linx Sistemas e Consultoria Ltda.	837	7,726
Localiza Rent A Car S/A	966	10,232
OdontoPrev S.A.	1,836	8,733
Other Securities		7,558
		34,249
Hong Kong 4.9%
Kerry Logistics Network Limited	4,329	7,791
Sunny Optical Technology (Group) Company Limited	839	8,688
Other Securities		8,100
		24,579
South Africa 4.3%
Capitec Bank Holdings Ltd.	110	10,167
Clicks Group Ltd.	478	6,977
Other Securities		4,214
		21,358
Luxembourg 3.1%
Globant S.A. (a)	153	15,427
Mexico 2.2%
Gentera, S.A.B. de C.V. (b)	6,129	5,297
	Shares/Par[1]	Value ($)
Other Securities		5,846
		11,143
Malaysia 2.2%
My E.G. Services Berhad	30,206	10,838
United States of America 2.2%
PagSeguro Digital Ltd. - Class A (a)	194	7,549
Other Securities		3,246
		10,795
Indonesia 2.0%
PT. ACE Hardware Indonesia, Tbk.	79,103	10,141
Philippines 1.7%
International Container Terminal Services Inc.	1,931	5,504
Philippine Seven Corp.	278	736
Other Securities		2,511
		8,751
Greece 1.1%
JUMBO SA	277	5,355
Egypt 1.0%
Commercial International Bank Egypt SAE	1,137	5,028
Poland 0.8%
Other Securities		3,922
Russian Federation 0.7%
Other Securities		3,740
Hungary 0.7%
Other Securities		3,559
Kenya 0.7%
Other Securities		3,488
United Arab Emirates 0.6%
Other Securities		3,039
Peru 0.6%
Other Securities		2,820
Thailand 0.5%
Other Securities		2,543
Vietnam 0.1%
Other Securities		643
Total Common Stocks (cost $411,402)		455,896
PREFERRED STOCKS 1.3%
Colombia 1.3%
Banco Davivienda S.A.	505	6,289
Total Preferred Stocks (cost $5,585)		6,289
WARRANTS 0.0%
Thailand 0.0%
Other Securities		12
Total Warrants (cost $0)		12
SHORT TERM INVESTMENTS 11.0%
Investment Companies 7.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	38,719	38,719
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	16,271	16,271
Total Short Term Investments (cost $54,990)		54,990
Total Investments 103.6% (cost $471,977)		517,187
Other Assets and Liabilities, Net (3.6)%		(17,856)
Total Net Assets 100.0%		499,331

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $26,836 and 5.4%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BCL	07/02/19	HKD	1,482	190	—
HKD/USD	HSB	07/03/19	HKD	926	118	—
					308	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 97.6%
United States of America 50.0%
3M Company	184	31,936
ACADIA Pharmaceuticals Inc. (a)	458	12,245
Adobe Inc. (a)	286	84,355
Agilent Technologies, Inc.	434	32,383
Alphabet Inc. - Class A (a)	144	155,544
Amazon.com, Inc. (a)	12	23,585
Anaptysbio, Inc. (a)	135	7,630
Anthem, Inc.	243	68,560
Bluebird Bio, Inc. (a) (b)	112	14,262
Blueprint Medicines Corporation (a)	215	20,292
Centene Corporation (a)	398	20,875
Citigroup Inc.	873	61,112
Colgate-Palmolive Co.	718	51,464
Equifax Inc.	229	30,978
Facebook, Inc. - Class A (a)	447	86,283
GlycoMimetics, Inc. (a)	598	7,124
Incyte Corporation (a)	218	18,531
Intuit Inc.	323	84,538
Ionis Pharmaceuticals Inc. (a)	255	16,377
MacroGenics Inc. (a)	561	9,521
Maxim Integrated Products, Inc.	986	58,973
Microsoft Corp.	99	13,275
Mirati Therapeutics, Inc. (a)	103	10,601
Paypal Holdings, Inc. (a)	552	63,187
resTORbio, Inc. (a) (b)	543	5,534
S&P Global Inc.	355	80,854
Sage Therapeutics Inc. (a)	181	33,202
Sarepta Therapeutics Inc. (a)	109	16,543
The Goldman Sachs Group, Inc.	152	31,089
Tiffany & Co.	320	29,977
United Parcel Service Inc. - Class B	295	30,471
Veracyte, Inc. (a)	261	7,441
Walt Disney Co.	338	47,214
Zimmer Biomet Holdings, Inc.	158	18,556
		1,284,512
Japan 12.7%
Capcom Co. Ltd.	667	13,392
Fanuc Ltd.	140	25,936
Keyence Corp.	77	47,296
Minebea Mitsumi Inc.	1,043	17,732
Murata Manufacturing Co. Ltd.	1,011	45,624
Nidec Corp.	446	61,230
Nintendo Co. Ltd.	67	24,672
Omron Corp.	525	27,452
Takeda Pharmaceutical Co. Ltd.	546	19,418
TDK Corp.	546	42,347
		325,099
France 7.4%
Kering SA	107	63,236
LVMH Moet Hennessy Louis Vuitton SE	259	110,221
Societe Generale SA	639	16,142
		189,599
Germany 6.8%
Allianz SE	213	51,325
Bayer AG	266	18,372
SAP SE	565	77,707
Siemens AG	228	27,156
		174,560
Netherlands 5.0%
Airbus SE	776	110,204
uniQure N.V. (a)	218	17,002
		127,206
United Kingdom 4.0%
Farfetch Ltd - Class A (a)	605	12,591
International Game Technology PLC (b)	795	10,310
TechnipFMC PLC	771	19,829
Unilever PLC	948	58,928
		101,658
	Shares/Par[1]	Value ($)
India 4.0%
DLF Limited	21,210	57,976
ICICI Bank Limited - ADR	3,435	43,252
		101,228
Sweden 2.2%
Assa Abloy AB - Class B	1,495	33,802
Atlas Copco Aktiebolag - Class A	727	23,240
		57,042
Switzerland 2.0%
Credit Suisse Group AG	2,002	23,932
UBS Group AG	2,373	28,216
		52,148
Spain 1.5%
Industria de Diseno Textil, S.A.	1,297	39,033
China 1.4%
JD.com, Inc. - Class A - ADR (a)	1,194	36,155
Brazil 0.4%
StoneCo Ltd. (a) (b)	381	11,268
Italy 0.2%
Brunello Cucinelli S.p.A.	181	6,099
Total Common Stocks (cost $1,782,923)		2,505,607
PREFERRED STOCKS 1.2%
Germany 1.2%
Bayerische Motoren Werke AG	500	31,046
India 0.0%
Zee Entertainment Enterprises Limited	1,435	108
Total Preferred Stocks (cost $38,462)		31,154
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	28,768	28,768
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	4,894	4,894
Total Short Term Investments (cost $33,662)		33,662
Total Investments 100.1% (cost $1,855,047)		2,570,423
Other Assets and Liabilities, Net (0.1)%		(3,203)
Total Net Assets 100.0%		2,567,220

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 37.9%
Mortgage-Backed Securities 21.3%
Federal Home Loan Mortgage Corporation
4.00%, 03/01/49 (a)	1,001	1,047
Federal National Mortgage Association, Inc.
3.50%, 03/01/48	20,391	20,981
3.50%, 07/01/48	1,478	1,515
3.50%, 07/01/48	9,512	9,767
TBA, 3.50%, 07/15/48 (b)	5,000	5,111
TBA, 4.00%, 07/15/48 (b)	142,200	146,957
TBA, 3.50%, 08/15/48 (b)	76,800	78,490
TBA, 4.00%, 08/15/48 (b)	6,500	6,717
TBA, 3.00%, 09/15/48 (b)	1,000	1,007
4.00%, 03/01/49 (b)	19,499	20,153
		291,745
U.S. Treasury Securities 11.4%
U.S. Treasury Bond
3.00%, 08/15/48	30	33
U.S. Treasury Note
2.75%, 02/15/24 (c)	700	731
2.50%, 05/15/24	25,500	26,365
2.00%, 05/31/24 (c)	8,800	8,900
1.88%, 08/31/24 (c)	5,600	5,624
2.13%, 09/30/24	8,500	8,639
2.25%, 10/31/24	37,000	37,844
2.25%, 11/15/24	16,400	16,772
2.50%, 01/31/25 (c)	2,000	2,073
2.88%, 05/31/25	29,600	31,325
2.63%, 01/31/26	16,700	17,483
		155,789
Sovereign 3.8%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	4,905	1,852
6.35%, 08/12/28, PEN (d)	2,900	987
5.94%, 02/12/29, PEN	5,932	1,959
5.94%, 02/12/29, PEN (d)	2,270	751
6.95%, 08/12/31, PEN (d)	1,404	506
6.15%, 08/12/32, PEN	7,563	2,520
5.40%, 08/12/34, PEN (d)	342	104
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (d)	800	838
5.10%, 04/23/48 (d)	200	237
Presidencia De La Nacion
48.48%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a) (e)	6,932	158
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (e)	355,551	8,142
3.88%, 01/15/22, EUR	330	306
5.63%, 01/26/22	5,010	4,196
52.01%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (e)	77,171	1,550
40.24%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (e)	154	5
4.63%, 01/11/23	958	766
3.38%, 01/15/23, EUR	300	265
5.00%, 01/15/27, EUR	1,400	1,154
5.25%, 01/15/28, EUR (d)	1,700	1,392
2.37%, 12/31/33, EUR (f)	3,103	2,943
7.82%, 12/31/33, EUR	34	32
3.38%, 12/31/38, EUR (g)	791	512
3.75%, 12/31/38 (g)	1,002	580
6.25%, 11/09/47, EUR	100	80
Other Securities		19,153
		50,988
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (h)	8,552	8,912
0.88%, 01/15/29 (h)	9,615	10,124
		19,036
	Shares/Par[1]	Value ($)
Municipal 0.0%
Other Securities		271
Total Government And Agency Obligations (cost $513,583)		517,829
CORPORATE BONDS AND NOTES 35.4%
Financials 18.6%
Ally Financial Inc.
4.13%, 03/30/20	6,190	6,250
4.25%, 04/15/21	800	817
3.88%, 05/21/24	340	348
8.00%, 11/01/31	4	5
Altice Financing S.A.
5.25%, 02/15/23, EUR	8,740	10,220
6.63%, 02/15/23 (d) (i)	1,900	1,947
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (j)	200	239
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (j)	1,100	1,109
5.88%, (callable at 100 beginning 03/15/28) (j)	2,255	2,355
3.00%, (3M USD LIBOR + 0.65%), 06/25/22 (e)	520	521
Barclays Bank PLC
6.50%, (callable at 100 beginning 09/15/19), EUR (j)	1,100	1,264
7.63%, 11/21/22	900	982
Barclays PLC
7.00%, (callable at 100 beginning 09/15/19), GBP (j)	1,300	1,663
7.13%, (callable at 100 beginning 06/15/25), GBP (j)	600	793
7.25%, (callable at 100 beginning 03/15/23), GBP (j) (k)	2,900	3,832
7.75%, (callable at 100 beginning 09/15/23) (j) (k)	1,700	1,742
8.00%, (callable at 100 beginning 06/15/24) (j)	1,000	1,050
8.00%, (callable at 100 beginning 12/15/20), EUR (j)	7,802	9,591
3.68%, 01/10/23	200	203
4.61%, 02/15/23 (k)	2,200	2,279
3.13%, 01/17/24, GBP	100	130
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (e)	600	590
4.34%, 05/16/24 (e) (k)	600	619
3.93%, 05/07/25	1,600	1,627
3.25%, 02/12/27, GBP	400	517
4.97%, 05/16/29 (e) (k)	200	213
3.25%, 01/17/33, GBP	200	247
China Construction Bank Corporation
3.09%, (3M USD LIBOR + 0.75%), 09/24/21 (e)	4,700	4,703
Citigroup Inc.
3.53%, (3M USD LIBOR + 0.95%), 07/24/23 (e)	138	139
Cooperatieve Rabobank U.A.
4.63%, (callable at 100 beginning 12/29/25), EUR (j)	200	243
5.50%, (callable at 100 beginning 06/29/20), EUR (j) (k)	2,340	2,767
6.63%, (callable at 100 beginning 06/29/21), EUR (j)	8,600	10,816
Daimler Finance North America LLC
3.35%, 05/04/21 (d)	4,400	4,461
3.40%, 02/22/22 (d)	10,300	10,505
3.40%, 02/22/22 (d)	2,700	2,716
Deutsche Bank Aktiengesellschaft
1.88%, 02/28/20, GBP	100	127
3.57%, (3M USD LIBOR + 0.97%), 07/13/20 (e)	18	18
0.18%, (3M EURIBOR + 0.50%), 12/07/20, EUR (e)	100	112
3.86%, (3M USD LIBOR + 1.29%), 02/04/21 (e)	450	446
4.25%, 10/14/21	4,350	4,404
1.88%, 02/14/22, EUR	900	1,039
5.00%, 02/14/22	1,050	1,083
3.30%, 11/16/22	800	788
3.95%, 02/27/23	100	100
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	198

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GE Capital UK Funding Unlimited Company
4.38%, 07/31/19, GBP	84	107
0.07%, (3M EURIBOR + 0.38%), 01/21/20, EUR (e)	100	114
5.88%, 11/04/20, GBP	12	16
2.63%, 03/15/23, EUR	24	30
General Electric Capital Corporation
2.20%, 01/09/20	45	45
5.55%, 05/04/20	162	166
4.38%, 09/16/20	4	4
3.15%, 09/07/22 (i)	14	14
3.10%, 01/09/23	290	293
6.15%, 08/07/37	57	66
5.88%, 01/14/38	22	25
6.88%, 01/10/39	37	46
ICBC (Asia) Investment Management Company Limited
3.31%, (3M USD LIBOR + 0.75%), 11/08/20 (e)	5,050	5,057
Industrial and Commercial Bank of China Limited
3.40%, (3M USD LIBOR + 0.88%), 11/29/19 (e)	500	501
JPMorgan Chase & Co.
3.01%, (3M USD LIBOR + 0.61%), 06/18/22 (e)	2,000	2,004
Lloyds Bank PLC
3.06%, (3M USD LIBOR + 0.49%), 05/07/21 (e) (k)	200	200
3.30%, 05/07/21 (k)	600	609
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (j)	1,100	1,154
7.50%, (callable at 100 beginning 06/27/24) (j) (k)	400	420
7.63%, (callable at 100 beginning 06/27/23), GBP (j) (k)	1,650	2,276
7.88%, (callable at 100 beginning 06/27/29), GBP (j) (k)	1,800	2,587
4.05%, 08/16/23 (k)	400	417
4.00%, 03/07/25, AUD	400	296
4.45%, 05/08/25 (k)	200	213
4.38%, 03/22/28	200	212
4.55%, 08/16/28 (k)	400	431
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (j) (k)	3,700	3,792
8.00%, (callable at 100 beginning 08/10/25) (i) (j) (k)	300	324
0.08%, (3M EURIBOR + 0.40%), 03/02/20, EUR (e)	200	228
0.63%, 03/02/22, EUR	1,200	1,370
3.63%, 09/29/22 (d)	3,400	3,472
2.00%, 03/04/25, EUR	200	236
Navient Corporation
5.00%, 10/26/20	300	307
5.88%, 03/25/21	631	655
6.63%, 07/26/21	400	426
6.50%, 06/15/22	78	83
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,844
8.75%, 05/23/26	3,935	4,858
7.38%, 01/17/27	2,300	2,645
5.75%, 02/01/29	508	530
QNB Finance Ltd
4.17%, (3M USD LIBOR + 1.57%), 07/18/21 (e)	400	404
Santander Holdings USA, Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23	60	61
3.50%, 06/07/24	200	203
4.40%, 07/13/27	20	21
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (j)	2,780	3,683
3.57%, 01/10/23	400	407
1.13%, 09/08/23, EUR	100	116
3.37%, 01/05/24	200	201
0.51%, (3M EURIBOR + 0.85%), 03/27/24, EUR (e)	600	670
4.80%, 11/15/24	3,000	3,195
2.92%, 05/08/26, GBP	700	905
	Shares/Par[1]	Value ($)
3.82%, 11/03/28	1,800	1,818
Santander UK PLC
3.14%, (3M USD LIBOR + 0.62%), 06/01/21 (e)	200	201
3.40%, 06/01/21 (k)	400	407
SLM Corporation
8.00%, 03/25/20	4,305	4,454
7.25%, 01/25/22	3,650	3,949
Springleaf Finance Corporation
6.13%, 05/15/22	5,533	5,935
5.63%, 03/15/23	2,775	2,948
6.13%, 03/15/24	252	271
6.88%, 03/15/25	25	27
6.63%, 01/15/28	84	88
Syngenta Finance N.V.
4.89%, 04/24/25 (d)	943	982
5.18%, 04/24/28 (d)	200	209
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (j) (k)	1,800	1,933
2.00%, 03/08/23, EUR	300	352
2.50%, 03/22/23, EUR	1,300	1,568
3.50%, 05/15/23 (e) (k)	200	202
3.99%, (3M USD LIBOR + 1.47%), 05/15/23 (e)	700	698
3.88%, 09/12/23	600	615
1.75%, 03/02/26, EUR	1,500	1,746
4.80%, 04/05/26	200	214
4.89%, 05/18/29 (k)	200	213
5.08%, 01/27/30 (e) (k)	2,800	3,033
4.45%, 05/08/30	2,000	2,070
Other Securities		75,788
		254,482
Communication Services 3.5%
Altice France
6.25%, 05/15/24 (d)	555	572
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,153
4.46%, 07/23/22	887	931
4.23%, (3M USD LIBOR + 1.65%), 02/01/24 (e)	6,212	6,265
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	6,342	6,476
6.50%, 11/15/22	112	115
9.25%, 02/15/24 (d)	638	692
Iheartcommunications, Inc.
6.38%, 05/01/26 (i)	1,220	1,294
8.38%, 05/01/27 (i)	2,210	2,314
SoftBank Group Corp
4.00%, 04/20/23, EUR	1,000	1,233
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,374
6.00%, 11/15/22	100	104
Sprint Corporation
7.25%, 09/15/21	2,188	2,326
7.63%, 03/01/26	47	50
Sprint Spectrum Co LLC
3.36%, 09/20/21 (d)	1,294	1,296
4.74%, 03/20/25 (d)	4,500	4,675
5.15%, 03/20/28 (d)	1,440	1,496
Univision Communications Inc.
5.13%, 05/15/23 (d)	42	41
Other Securities		13,958
		47,365
Information Technology 2.6%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,883
2.65%, 01/15/23	120	118
3.63%, 01/15/24	1,420	1,433
3.88%, 01/15/27	4,748	4,654
Broadcom Inc.
3.13%, 04/15/21 (d)	5,050	5,081
3.13%, 10/15/22 (d)	5,050	5,078
Other Securities		17,801
		36,048

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Health Care 2.4%
Community Health Systems, Inc.
5.13%, 08/01/21 (i)	2,158	2,124
6.25%, 03/31/23	5,414	5,211
8.63%, 01/15/24 (d)	1,786	1,790
8.00%, 03/15/26 (d)	1,134	1,089
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR	4,500	5,018
3.25%, 04/15/22, EUR	400	448
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19	20	20
2.20%, 07/21/21	7,313	6,948
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	691
Teva Pharmaceuticals USA, Inc.
2.25%, 03/18/20	2,554	2,528
Other Securities		6,667
		32,534
Industrials 1.9%
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	211
5.25%, 05/15/24 (d)	832	888
BOC Aviation Limited
3.63%, (3M USD LIBOR + 1.05%), 05/02/21 (d) (e)	250	251
3.46%, (3M USD LIBOR + 1.13%), 09/26/23 (d) (e)	200	200
General Electric Capital Corporation
5.55%, 01/05/26	520	579
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (j)	1,565	1,502
0.38%, 05/17/22, EUR	200	229
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	10	10
5.25%, 08/15/22 (d)	4,702	4,966
4.50%, 03/15/23 (d)	4,325	4,473
Other Securities		12,786
		26,095
Energy 1.8%
Petrobras Global Finance B.V.
6.25%, 03/17/24	1,000	1,094
Ras Laffan Liquefied Natural Gas Company Limited (II)
6.75%, 09/30/19	6,000	6,052
Sinopec Group Overseas Development (2016) Limited
1.75%, 09/29/19 (d)	3,870	3,865
Other Securities		14,001
		25,012
Consumer Discretionary 1.7%
Other Securities		23,199
Real Estate 1.2%
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP	2,795	3,627
3.25%, 11/12/25, EUR	3,000	3,516
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	86
Other Securities		9,326
		16,555
Consumer Staples 0.9%
Kraft Heinz Foods Company
4.88%, 02/15/25 (d)	7,922	8,170
Other Securities		4,230
		12,400
Utilities 0.6%
Pacific Gas And Electric Company
0.00%, 10/01/20 (a) (l) (m)	528	515
0.00%, 05/15/21 (a) (l) (m)	211	208
0.00%, 09/15/21 (a) (l) (m)	190	185
0.00%, 08/15/22 (a) (l) (m)	563	540
0.00%, 06/15/23 (a) (l) (m)	530	514
0.00%, 08/01/23 (a) (l) (m) (n)	220	221
0.00%, 11/15/23 (a) (l) (m)	123	121
	Shares/Par[1]	Value ($)
0.00%, 02/15/24 (a) (l) (m)	199	195
0.00%, 08/15/24 (a) (l) (m)	721	700
0.00%, 06/15/25 (a) (l) (m)	577	554
0.00%, 03/01/26 (a) (l) (m)	690	647
0.00%, 03/15/27 (a) (l) (m)	347	332
0.00%, 12/01/27 (a) (l) (m)	700	663
0.00%, 03/01/34 (a) (l) (m)	300	334
0.00%, 03/01/37 (a) (l) (m)	156	171
0.00%, 02/15/38 (a) (l) (m)	86	98
0.00%, 03/01/39 (a) (l) (m)	184	207
0.00%, 01/15/40 (a) (l) (m)	30	32
0.00%, 12/15/41 (a) (l) (m)	54	52
0.00%, 04/15/42 (a) (l) (m)	237	227
0.00%, 08/15/42 (a) (l) (m)	38	34
0.00%, 06/15/43 (a) (l) (m)	108	105
0.00%, 11/15/43 (a) (l) (m)	274	280
0.00%, 02/15/44 (a) (l) (m)	109	111
0.00%, 03/15/45 (a) (l) (m)	136	130
0.00%, 12/01/46 (a) (l) (m)	30	27
Other Securities		1,199
		8,402
Materials 0.2%
Other Securities		2,426
Total Corporate Bonds And Notes (cost $477,871)		484,518
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.9%
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (e)	5,650	6,427
Series IV-A2R-A, 1.10%, 10/15/29, EUR (d)	600	681
Alternative Loan Trust
Series 2005-B1-J4, REMIC, 3.75%, (1M USD LIBOR + 1.35%), 07/25/35 (e)	3,223	3,012
Series 2005-A3-38, REMIC, 2.75%, (1M USD LIBOR + 0.70%), 09/25/35 (e)	496	471
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,340	1,261
Series 2005-2A3A-AR1, REMIC, 2.75%, (1M USD LIBOR + 0.35%), 10/25/35 (e)	13,643	13,067
Series 2005-1A1-59, REMIC, 2.71%, (1M USD LIBOR + 0.33%), 11/20/35 (e)	3,058	2,919
Series 2005-A1-81, REMIC, 2.68%, (1M USD LIBOR + 0.28%), 02/25/36 (e)	1,421	1,308
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,858	3,390
Series 2006-1A1A-OA17, REMIC, 2.58%, (1M USD LIBOR + 0.20%), 12/20/46 (e)	2,717	2,319
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.87%, (3M USD LIBOR + 0.45%), 10/11/42 (d) (e)	8,150	7,194
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 2.83%, (1M USD LIBOR + 0.68%), 02/20/35 (e)	4,750	4,649
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d) (e)	6,304	5,279
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.94%, (1M USD LIBOR + 0.54%), 10/25/35 (e)	7,766	7,721
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 10/25/36 (e)	9,058	8,069
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	6,018	6,248
Series 2013-1A4-2, REMIC, 4.80%, 11/25/37 (d) (e)	10,173	9,966
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.75%, 08/26/36 (d) (e)	5,161	5,249
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 3.64%, (3M USD LIBOR + 1.05%), 10/26/27 (d) (e)	8,250	8,238
CSMC
Series 2009-1A2-5R, REMIC, 4.34%, 06/26/36 (d) (e)	4,658	4,583
CSMC Mortgage-Backed Trust
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	659	533

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 05/25/33 (e) (g)	548	538
Series 2006-2A4-20, REMIC, 2.63%, (1M USD LIBOR + 0.23%), 09/25/35 (e)	14,200	11,817
CWABS, Inc.
Series 2004-M4-AB2, REMIC, 3.68%, (1M USD LIBOR + 1.28%), 11/25/34 (e)	2,152	1,604
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 2.54%, 01/25/37 (g)	19,137	12,191
GE Dealer Floorplan Master Note Trust
Series 2006-A-2, REMIC, 2.57%, (1M USD LIBOR + 0.18%), 11/15/34 (d) (e)	2,330	2,231
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.09%, 10/25/35 (g)	8,770	7,239
Great Wolf Trust
Series 2017-A-WOLF, 3.24%, (1M USD LIBOR + 0.85%), 09/16/19 (d) (e)	3,600	3,600
Series 2017-B-WOLF, 3.49%, (1M USD LIBOR + 1.10%), 09/16/19 (d) (e)	4,600	4,600
Interest Only, Series 2017-XCP-WOLF, 0.00%, 09/15/34 (d)	34,700	—
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 5.52%, 04/28/37 (d) (e)	20,708	7,671
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 06/25/34 (d) (e)	6,362	5,902
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 4.28%, (3M USD LIBOR + 1.76%), 05/23/39 (d) (e)	14,300	14,246
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 3.48%, (1M USD LIBOR + 1.08%), 07/25/35 (e)	4,000	3,898
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 3.38%, (1M USD LIBOR + 0.98%), 04/25/35 (e)	3,162	2,364
SLM Private Education Loan Trust
Series 2011-A3-B, 4.64%, (1M USD LIBOR + 2.25%), 06/16/42 (d) (e)	12,455	12,588
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 3.24%, 08/25/35 (g)	8,000	7,435
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.34%, (1M USD LIBOR + 0.95%), 10/18/19 (d) (e)	5,057	5,050
Series 2017-B-1, REMIC, 3.56%, (1M USD LIBOR + 1.17%), 10/18/19 (d) (e)	600	599
Series 2017-C-1, REMIC, 3.79%, (1M USD LIBOR + 1.40%), 10/18/19 (d) (e)	2,100	2,096
Series 2017-D-1, REMIC, 4.34%, (1M USD LIBOR + 1.95%), 10/18/19 (d) (e)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 2.60%, 06/25/37 (g)	16,936	11,788
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	5,599	5,616
Series 2007-A1-AR7, REMIC, 4.78%, 12/25/37 (e)	1,655	1,606
Other Securities		127,420
Total Non-U.S. Government Agency Asset-Backed Securities (cost $355,315)		354,983
SENIOR LOAN INTERESTS 3.1%
Consumer Discretionary 0.9%
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (e)	8,493	8,076
Other Securities		3,631
		11,707
Communication Services 0.7%
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (e)	5,336	5,341
Other Securities		4,210
		9,551
	Shares/Par[1]	Value ($)
Information Technology 0.4%
Other Securities		6,056
Utilities 0.4%
Pacific Gas & Electric Company
Term Loan, 7.50%, (3M LIBOR + 1.00%), 02/22/49 (e) (o)	1,507	1,462
PG&E Corp
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (e) (p)	1,021	1,023
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (e)	3,062	3,070
		5,555
Health Care 0.3%
Other Securities		3,650
Industrials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (e)	126	126
Other Securities		2,605
		2,731
Financials 0.2%
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (e)	398	389
Other Securities		2,073
		2,462
Materials 0.0%
Other Securities		599
Real Estate 0.0%
Other Securities		199
Sovereign 0.0%
Other Securities		101
Energy 0.0%
Other Securities		57
Total Senior Loan Interests (cost $43,052)		42,668
COMMON STOCKS 0.2%
Communication Services 0.2%
iHeartMedia, Inc. (a) (l) (o)	274	—
iHeartMedia, Inc. (a) (l) (o)	658	—
iHeartMedia, Inc. (a) (l) (q)	-	7
iHeartMedia, Inc. (a) (l) (o)	5,290	—
iHeartMedia, Inc. - Class A (a) (l)	35	524
Other Securities		2,431
		2,962
Energy 0.0%
Other Securities		10
Total Common Stocks (cost $3,028)		2,972
WARRANTS 0.2%
iHeartMedia, Inc. (a) (l) (q)	180	2,715
Total Warrants (cost $3,116)		2,715
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Communication Services 0.0%
iHeartMedia, Inc. (a) (l) (o) (r)	1,194	—
iHeartMedia, Inc. (a) (l) (o) (r)	294	—
iHeartMedia, Inc. (a) (l) (o) (r)	3,731	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 14.8%
Discount Notes 13.2%
Bank of Montreal
1.78%, 07/24/19, CAD (s) (t)	6,490	4,950
Federal Home Loan Banks Office of Finance
2.10%, 07/01/19 (s) (t)	6,800	6,800
2.43%, 07/05/19 (s) (t)	800	800
2.40%, 07/09/19 (s) (t)	38,600	38,577
2.48%, 07/10/19 (s) (t)	83,900	83,845
2.37%, 07/12/19 (s) (t)	22,200	22,182
2.42%, 07/24/19 (s) (t)	4,000	3,994
2.32%, 07/31/19 (s) (t)	4,000	3,992

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2.20%, 08/20/19 (s) (t)	13,500	13,458
2.33%, 09/04/19 (s) (t)	1,500	1,494
VW Credit, Inc.
2.90%, 07/09/19 (s) (t)	550	550
		180,642
Treasury Securities 1.0%
Presidencia Da Republica Federativa Do Brasil
6.04%, 01/01/20, BRL (s)	49,200	12,435
Presidencia De La Nacion
59.40%, 09/19/19, ARS (s)	33,032	836
55.24%, 09/29/19, ARS (s)	18,160	473
		13,744
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (u) (v)	7,921	7,921
Total Short Term Investments (cost $202,454)		202,307
Total Investments 117.5% (cost $1,598,419)		1,607,992
Total Securities Sold Short (0.2)% (proceeds $2,572)		(2,579)
Other Derivative Instruments 0.3%		4,128
Other Assets and Liabilities, Net (17.6)%		(241,546)
Total Net Assets 100.0%		1,367,995

(a) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $257,647.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $330,259 and 24.1%, respectively.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) All or a portion of the security was on loan.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) Non-income producing security.

(m) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(n) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(q) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Securities (0.2%)
U.S. Treasury Note
2.88%, 08/15/28	(2,400)	(2,579)
Total Government And Agency Obligations (proceeds $2,572)		(2,579)
Total Securities Sold Short (0.2%) (proceeds $2,572)		(2,579)

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.3%
United Kingdom	7.3
Netherlands	3.2
Cayman Islands	2.5
Germany	2.0
Ireland	1.9
Argentina	1.6
Luxembourg	1.4
China	1.0
Peru	0.6
Qatar	0.5
Italy	0.5
Brazil	0.5
Spain	0.5
Saudi Arabia	0.5
Turkey	0.5
United Arab Emirates	0.4
India	0.4
Russian Federation	0.4
Switzerland	0.3
France	0.3
Serbia	0.2
Sweden	0.2
Canada	0.2
Bermuda	0.2
Venezuela	0.1
Indonesia	0.1
Macau	0.1
Japan	0.1
Mexico	0.1
Israel	0.1
Singapore	—
Australia	—
Puerto Rico	—
South Africa	—
Tanzania	—
Norway	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Air Canada, Series 2017-B-1, 3.70%, 01/15/26	12/08/17	23	22	—
Duke Energy Corporation, 3.03%, 05/14/21	05/14/18	228	228	—
Norbord Inc., 5.75%, 07/15/27	06/20/19	65	66	—
OUTFRONT Media Capital Corporation, 5.00%, 08/15/27	06/13/19	134	137	—
Pacific Gas And Electric Company, 0.00%, 08/01/23	12/10/18	206	221	—
		656	674	—

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	September 2019	AUD	35,528	(91)	166

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	2,196	September 2019		275,130	69	5,890
					(22)	6,056
Short Contracts
Japan 10 Year Bond	(1)	September 2019	JPY	(153,435)	(1)	(4)
Long Gilt	(506)	September 2019	GBP	(65,386)	160	(690)
United States 5 Year Note	(480)	October 2019		(55,953)	—	(762)
					159	(1,456)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(2)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(2)	(6)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	—
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(1)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(1)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(1)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	1	2
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	2	4
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	—
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	1
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	1
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	1
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	26	46
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	3	10
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	112	336
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	20	60
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	20	60
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	34	76
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	8	19
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	3	1
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	4	—
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	2	(108)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	12	(686)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		63,200	90	(2,762)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	3	(185)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	15	(1,100)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/29		12,200	18	(429)
3M LIBOR (Q)	Receiving	2.75	(S)	12/20/47		13,000	72	(1,060)
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		5,200	29	(912)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	(2)	(68)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	(22)	(889)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	(3)	(129)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	(3)	(109)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	(14)	(582)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	16,770,000	(253)	(5,773)
6M EURIBOR (S)	Receiving	0.50	(A)	12/18/29	EUR	4,300	(15)	(44)
6M EURIBOR (S)	Receiving	1.25	(A)	09/18/49	EUR	5,400	(25)	(325)
6M GBP LIBOR (S)	Receiving	1.50	(S)	09/18/49	GBP	2,200	9	(227)
							144	(14,781)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31.V4 (Q)	5.00	12/20/23	1,698	(139)	(1)	(50)

Credit default swap agreements - sell protection[4]
CDX.EM.28.V2 (Q)	1.00	12/20/22	(20,283)	(233)	1	604

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
CDX.EM.29 (Q)	1.00	06/20/23	(4,100)	(86)	(1)	(1)
CDX.EM.30 (Q)	1.00	12/20/23	(20,700)	(594)	1	380
CDX.EM.31 (Q)	1.00	06/20/24	(8,900)	(281)	2	30
CDX.NA.HY.32 (Q)	5.00	06/20/24	(3,700)	279	3	6
CDX.NA.IG.31 (Q)	1.00	12/20/23	(4,900)	110	2	72
CDX.NA.IG.32 (Q)	1.00	06/20/24	(46,200)	988	22	166
General Electric Company (Q)	1.00	12/20/20	(100)	1	—	4
General Electric Company (Q)	1.00	12/20/23	(200)	2	—	11
				186	30	1,272

JNL/PIMCO Income Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Sep. 2019	Put	115.00	08/23/19	20	—
United States 10 Year Note Future, Sep. 2019	Put	112.00	08/23/19	75	—
					—

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[10]
CDX.NA.HY.32, 06/20/24	CGM	Put	94.00	10/16/19		6,000,000	(3)
CDX.NA.IG.31, 12/20/23	GSC	Put	2.40	09/18/19		2,600,000	—
CDX.NA.IG.32, 06/20/24	CGM	Put	0.95	08/21/19		4,600,000	(1)
CDX.NA.IG.32, 06/20/24	CGM	Put	0.85	08/21/19		14,500,000	(4)
CDX.NA.IG.32, 06/20/24	DUB	Put	1.00	09/18/19		2,300,000	—
CDX.NA.IG.32, 06/20/24	DUB	Put	0.95	09/18/19		1,800,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	0.90	08/21/19		1,800,000	—
CDX.NA.IG.32, 06/20/24	GSC	Put	0.95	09/18/19		900,000	—
ITRAXX.EUR.30, 12/20/23	GSC	Put	2.40	09/18/19	EUR	2,800,000	—
							(8)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ARS/USD	GSC	07/10/19	ARS	2,453	57	5
EUR/USD	CSI	08/15/19	EUR	870	993	13
GBP/USD	CIT	08/15/19	GBP	1,185	1,508	(1)
GBP/USD	CIT	08/15/19	GBP	4,742	6,036	14
MXN/USD	CIT	08/14/19	MXN	3,324	172	(1)
MXN/USD	CIT	08/14/19	MXN	216,470	11,195	330
MXN/USD	GSC	08/14/19	MXN	3,398	176	—
MXN/USD	GSC	10/09/19	MXN	10,895	558	(2)
MXN/USD	CIT	10/16/19	MXN	210,892	10,793	44
RUB/USD	CIT	08/15/19	RUB	565,230	8,880	281
RUB/USD	GSC	08/30/19	RUB	1,440,019	22,571	699
TRY/USD	GSC	07/02/19	TRY	25,483	4,401	67
USD/AUD	GSC	08/15/19	AUD	(27,572)	(19,386)	(192)
USD/BRL	CIT	01/03/20	BRL	(49,200)	(12,594)	127
USD/CAD	GSC	08/15/19	CAD	(6,307)	(4,821)	(29)
USD/EUR	CIT	08/15/19	EUR	(88,249)	(100,749)	(824)
USD/EUR	CSI	08/15/19	EUR	(366)	(418)	(3)
USD/EUR	GSC	08/15/19	EUR	(726)	(829)	(13)
USD/GBP	CIT	08/15/19	GBP	(34,255)	(43,597)	933
USD/JPY	CIT	08/15/19	JPY	(1,933,600)	(17,996)	(231)
USD/JPY	GSC	08/15/19	JPY	(241,300)	(2,246)	(10)
USD/MXN	CIT	08/14/19	MXN	(5,578)	(288)	(5)
USD/MXN	CIT	10/16/19	MXN	(210,892)	(10,793)	(327)
USD/NZD	CIT	08/15/19	NZD	(14,224)	(9,565)	(185)
USD/PEN	CIT	08/07/19	PEN	(732)	(222)	(4)
USD/PEN	CIT	09/17/19	PEN	(334)	(101)	(1)
USD/PEN	CIT	10/15/19	PEN	(2,000)	(605)	(13)
					(156,870)	672

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	292	(328)	620
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	32	(74)	106
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	57	(78)	135
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,583)	100	65	35
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	247	48	199

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Deutsche Bank AG (Q)	CGM	2.95	1.00	12/20/23	(2,958)	(255)	(386)	131
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	0.84	1.00	06/20/23	(300)	2	(3)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.08	1.00	06/20/24	(4,900)	(24)	(86)	62
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.75	1.00	12/20/22	(1,000)	8	1	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	0.97	1.00	12/20/23	(300)	—	(6)	6
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.84	1.00	06/20/23	(7,200)	39	(55)	94
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.97	1.00	12/20/23	(2,100)	1	(40)	41
Minfin Rossii, FKU (Q)	CGM	0.84	1.00	12/20/22	(6,900)	30	(20)	50
Minfin Rossii, FKU (Q)	DUB	0.91	1.00	06/20/23	(200)	—	(6)	6
Minfin Rossii, FKU (Q)	GSC	1.10	1.00	06/20/24	(9,100)	(56)	(147)	91
Minfin Rossii, FKU (Q)	GSC	1.02	1.00	12/20/23	(100)	(1)	(2)	1
Presidência Da República Federativa Do Brasil (Q)	CGM	1.16	1.00	06/20/23	(400)	(3)	(25)	22
Presidência Da República Federativa Do Brasil (Q)	CGM	1.47	1.00	06/20/24	(800)	(18)	(27)	9
Presidência Da República Federativa Do Brasil (Q)	CGM	1.08	1.00	12/20/22	(4,800)	(15)	(158)	143
Presidência Da República Federativa Do Brasil (Q)	GSC	1.47	1.00	06/20/24	(600)	(13)	(19)	6
Presidencia De La Nacion (Q)	CGM	9.60	5.00	06/20/23	(45)	(6)	2	(8)
South Africa, Parliament of (Q)	CGM	1.34	1.00	06/20/23	(1,500)	(22)	(76)	54
South Africa, Parliament of (Q)	GSC	1.63	1.00	06/20/24	(600)	(18)	(25)	7
					(138,111)	377	(1,445)	1,822

JNL/PIMCO Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CIT	09/20/19	300	—	22
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CIT	09/20/19	400	—	18
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	12/20/19	400	—	41
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	CSI	09/20/19	300	—	24
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	7,300	—	579
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	21,700	—	1,643
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	800	—	35
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	6,900	—	273
iBoxx Liquid High Yield Index (E)	3M LIBOR +0.00% (Q)	GSC	12/20/19	11,400	—	138
iBoxx Liquid Investment Grade Index (E)	3M LIBOR +0.00% (Q)	GSC	09/20/19	200	—	1
iBoxx Liquid Investment Grade Index (E)	3M LIBOR +0.00% (Q)	GSC	12/20/19	700	—	2
					—	2,776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 131.3%
Treasury Inflation Indexed Securities 113.1%
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (a)	5,887	5,883
Commonwealth of Australia
1.25%, 02/21/22, AUD (b)	5,290	4,420
3.00%, 09/20/25, AUD (b)	8,920	9,225
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (a) (c)	9,194	10,841
2.10%, 07/25/23, EUR (a) (c)	15,386	19,960
1.85%, 07/25/27, EUR (a)	2,126	3,023
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (a)	1,017	1,171
2.35%, 09/15/24, EUR (a) (c)	4,869	5,966
Japan Government CPI Linked Bond
0.10%, 03/10/28, JPY (a)	1,070,632	10,384
Japan Inflation Indexed Bond
0.10%, 03/10/29, JPY (a)	220,673	2,140
New Zealand Government
2.00%, 09/20/25, NZD (b)	14,100	11,199
3.00%, 09/20/30, NZD (b)	2,500	2,268
Treasury, United States Department of
2.00%, 01/15/26 (a) (d)	30,069	33,471
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (a) (e)	36,518	36,233
3.38%, 04/15/32 (a)	11,436	15,676
1.00%, 02/15/48 (a) (d)	2,881	3,030
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (a) (e)	8,086	8,137
0.13%, 04/15/21 (a) (d) (e)	270,914	268,374
0.63%, 07/15/21 (a) (e)	2,154	2,167
0.13%, 01/15/22 (a)	13,018	12,935
0.13%, 01/15/23 (a) (e)	16,010	15,915
0.38%, 07/15/23 (a)	65,695	66,229
0.13% - 0.63%, 01/15/24 - 07/15/24 (a) (e)	2,367	2,405
0.25%, 01/15/25 (a)	41,067	41,125
2.38%, 01/15/25 (a) (d)	212,468	237,400
0.38%, 07/15/25 (a) (d)	98,633	99,727
0.63%, 01/15/26 (a) (d)	230,908	236,464
2.00%, 01/15/26 (a) (d)	86,790	96,609
0.13%, 07/15/26 (a)	48,114	47,775
0.38%, 01/15/27 (a) (e)	43,078	43,361
2.38%, 01/15/27 (a)	3,168	3,659
0.38%, 07/15/27 (a)	25,125	25,360
0.50%, 01/15/28 (a)	46,312	47,079
1.75%, 01/15/28 (a)	18,767	21,045
3.63%, 04/15/28 (a)	32,568	41,820
0.75%, 07/15/28 (a)	12,176	12,690
0.88%, 01/15/29 (a)	41,474	43,671
2.50%, 01/15/29 (a)	25,242	30,369
3.88%, 04/15/29 (a)	15,450	20,684
2.13%, 02/15/40 (a)	44,716	57,166
2.13%, 02/15/41 (a)	6,652	8,569
0.75%, 02/15/42 (a)	14,103	14,158
0.63%, 02/15/43 (a) (e)	2,356	2,284
1.38%, 02/15/44 (a)	76,305	86,606
0.75%, 02/15/45 (a)	25,268	24,992
1.00%, 02/15/46 (a)	48,253	50,560
0.88%, 02/15/47 (a)	38,579	39,314
1.00%, 02/15/49 (a)	2,275	2,406
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (a)	22,968	33,967
0.13%, 03/22/26, GBP (a)	21,712	32,947
1.25%, 11/22/27, GBP (a)	22,617	38,903
0.13%, 08/10/28, GBP (a)	10,755	17,289
Other Securities		661
		2,009,712
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corporation
4.54%, (6M USD LIBOR + 1.73%), 07/01/36 (f)	110	114
4.25%, (12M USD LIBOR + 1.50%), 09/01/36 (f)	103	107
	Shares/Par[1]	Value ($)
4.45%, (12M USD LIBOR + 1.68%), 10/01/36 (f)	61	64
2.84%, (1M USD LIBOR + 0.45%), 09/15/42 (f)	4,475	4,470
Federal National Mortgage Association, Inc.
4.12%, (12M USD LIBOR + 1.31%), 11/01/35 (f)	17	18
4.86%, (12M USD LIBOR + 1.81%), 03/01/36 (f)	38	40
4.76%, (12M USD LIBOR + 2.02%), 06/01/36 (f)	15	15
TBA, 3.50%, 08/15/48 (d)	197,590	201,939
TBA, 4.00%, 08/15/48 (d)	71,900	74,305
		281,072
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corporation
Series FK-3172, REMIC, 2.84%, (1M USD LIBOR + 0.45%), 08/15/33 (f)	42	41
Series T-1A1-62, REMIC, 3.70%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (f)	229	233
Series T-1A1-63, REMIC, 3.49%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (f)	170	173
Series WF-4779, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 07/15/44 (f)	2,690	2,682
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 2.76%, (1M USD LIBOR + 0.06%), 07/25/37 (f)	84	82
Series 2019-FA-5, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 03/25/49 (f)	8,723	8,713
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1M USD LIBOR + 0.75%), 04/20/67 (f)	2,516	2,590
Series 2018-FG-H15, REMIC, 3.03%, (1M USD LIBOR + 0.15%), 08/20/68 (f)	3,516	3,485
		17,999
Sovereign 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (c)	5,100	1,687
6.15%, 08/12/32, PEN	16,600	5,531
Other Securities		7,964
		15,182
Commercial Mortgage-Backed Securities 0.5%
Government National Mortgage Association
Series 2019-FE-20, 2.78%, 02/20/49	8,781	8,773
Municipal 0.0%
Other Securities		288
U.S. Treasury Securities 0.0%
U.S. Treasury Bond
3.00%, 02/15/48 (e)	140	153
Total Government And Agency Obligations (cost $2,304,778)		2,333,179
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.8%
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	640	653
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (c) (f)	658	668
Catamaran CLO Ltd
Series 2013-AR-1A, 3.43%, (3M USD LIBOR + 0.85%), 01/27/28 (c) (f)	4,270	4,251
CIFC Funding Ltd
Series 2015-AR-2A, 3.38%, (3M USD LIBOR + 0.78%), 04/15/27 (c) (f)	4,550	4,533
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.75%, (1M USD LIBOR + 1.35%), 08/25/24 (c) (f)	3,099	3,120
Series 2007-2A3-1, REMIC, 3.85%, (1M USD LIBOR + 1.55%), 09/25/24 (c) (f)	137	138
Citigroup Mortgage Loan Trust Inc
Series 2005-M3-HE4, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 10/25/35 (f)	3,422	3,181
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (c) (f) (g)	400	400
Series 2005-2A2B-3, REMIC, 4.55%, 08/25/35 (f)	105	81
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (f)	20	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2005-A1-6, REMIC, 4.68%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (f)	18	18
Series 2007-A3A-AMC2, REMIC, 2.48%, (1M USD LIBOR + 0.08%), 01/25/37 (f)	67	50
Series 2007-A3A-AHL3, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (f)	143	110
Series 2007-22AA-10, REMIC, 4.29%, 09/25/37 (f)	654	604
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	12	12
Series 2006-A1-AMC1, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 09/25/36 (c) (f)	1,706	1,627
Series 2007-1A1A-AR4, REMIC, 4.63%, 03/25/37 (f)	2,488	2,417
Series 2015-1A1-2, REMIC, 2.63%, (1M USD LIBOR + 0.20%), 06/25/47 (c) (f)	2,021	1,991
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (c)	297	299
Credit Suisse Securities (USA) LLC
Series 2004-2A1-AR3, REMIC, 4.74%, 04/25/34 (f)	24	24
CSMC
Series 2015-5A2-3R, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 09/29/36 (c) (f)	2,730	2,631
Series 2015-2A2-12R, REMIC, 2.98%, 12/03/37 (c) (f)	2,300	2,087
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f)	732	333
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 2.59%, (1M USD LIBOR + 0.19%), 02/25/36 (f)	4,675	4,455
Series 2007-1A1-12, REMIC, 3.14%, (1M USD LIBOR + 0.74%), 06/25/37 (f) (h)	164	164
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.93%, (1M USD LIBOR + 0.53%), 01/25/36 (f)	4,100	4,062
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.71%, (1M USD LIBOR + 0.31%), 07/25/36 (f)	2,930	2,743
GS Mortgage Securities Corp Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (c)	4,300	4,361
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	427	339
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.81%, 01/25/35 (f)	62	63
Jamestown CLO Ltd
Series 2014-A1AR-4A, 3.29%, (3M USD LIBOR + 0.69%), 07/15/26 (c) (f)	1,942	1,937
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.81%, (3M USD LIBOR + 1.22%), 01/19/27 (c) (f)	4,902	4,906
Loancore Issuer Ltd.
Series 2019-A-CRE2, 3.52%, (1M USD LIBOR + 1.13%), 10/15/23 (c) (f)	2,700	2,707
Navient Funding, LLC
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (f)	47	53
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (f)	696	791
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (f)	348	395
Series 2004-A6B-3A, 3.13%, (3M USD LIBOR + 0.55%), 10/25/39 (f)	2,800	2,737
Navient Student Loan Trust
Series 2016-A-7A, 3.55%, (1M USD LIBOR + 1.15%), 12/25/28 (c) (f)	1,966	1,973
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.86%, (1M USD LIBOR + 0.45%), 10/07/20 (f)	611	611
Series 2010-2A-R3, REMIC, 2.97%, (1M USD LIBOR + 0.56%), 12/08/20 (f)	1,775	1,779
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.91%, (1M USD LIBOR + 0.77%), 05/25/35 (f)	2,735	2,611
	Shares/Par[1]	Value ($)
OCP CLO Ltd
Series 2015-A1R-8A, 3.44%, (3M USD LIBOR + 0.85%), 04/17/27 (c) (f)	1,300	1,299
Series 2015-A1R-9A, 3.40%, (3M USD LIBOR + 0.80%), 07/15/27 (c) (f)	2,600	2,599
Series 2015-A1R-10A, 3.41%, (3M USD LIBOR + 0.82%), 10/26/27 (c) (f)	2,050	2,044
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.82%, (1M USD LIBOR + 0.63%), 12/25/35 (f)	500	491
Series 2006-M1-KS3, REMIC, 2.73%, (1M USD LIBOR + 0.33%), 04/25/36 (f)	1,000	977
Series 2006-A4-EMX4, REMIC, 2.63%, (1M USD LIBOR + 0.46%), 06/25/36 (f)	6,000	5,713
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 07/25/36 (f)	482	270
Series 2006-A2C-HE1, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 07/25/36 (f) (h)	3,339	1,726
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 06/17/30 (c)	285	285
Series 2011-A3-B, 4.64%, (1M USD LIBOR + 2.25%), 06/16/42 (c) (f)	1,150	1,162
SLM Student Loan Trust
Series 2008-A-9, 4.08%, (3M USD LIBOR + 1.50%), 04/25/23 (f)	1,331	1,345
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/27/36 (c)	4,746	4,779
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.85%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (c) (f)	7,200	9,186
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	235	248
Venture XX CLO Ltd
Series 2015-AR-20A, 3.42%, (3M USD LIBOR + 0.82%), 04/15/27 (c) (f)	5,620	5,603
Venture XXI CLO Ltd
Series 2015-AR-21A, 3.48%, (3M USD LIBOR + 0.88%), 07/15/27 (c) (f)	2,200	2,200
Vornado DP LLC
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (c)	4,600	4,694
Voya CLO Ltd
Series 2014-A1R-3A, 3.30%, 07/25/26 (c)	2,910	2,902
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 3.55%, (3M USD LIBOR + 0.95%), 07/16/27 (c) (f)	3,570	3,558
Other Securities		57,008
Total Non-U.S. Government Agency Asset-Backed Securities (cost $173,197)		174,025
CORPORATE BONDS AND NOTES 9.5%
Financials 4.9%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,449
4.63%, 10/30/20	400	410
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (i) (j)	2,500	2,956
6.63%, (callable at 100 beginning 06/29/21), EUR (i)	1,200	1,509
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,043
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,086
Diamond Finance International Limited
4.42%, 06/15/21 (c)	4,200	4,326
John Deere Capital Corporation
2.63%, (3M USD LIBOR + 0.29%), 06/22/20 (f)	7,000	7,013
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (i)	600	707
3.19%, (3M USD LIBOR + 0.80%), 06/21/21 (f)	2,600	2,601
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	1,025
Navient Corporation
5.88%, 03/25/21	200	208

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
5.30%, 01/27/25	106	112
6.00%, 01/27/28	4,939	5,246
State Bank of India
3.54%, (3M USD LIBOR + 0.95%), 04/06/20 (f)	4,300	4,307
The Goldman Sachs Group, Inc.
3.61%, (3M USD LIBOR + 1.20%), 09/15/20 (f)	5,800	5,856
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	215
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (f)	2,000	1,996
4.52%, 06/25/24 (f) (j)	1,300	1,351
The Toronto-Dominion Bank
2.25%, 03/15/21 (c)	3,000	3,008
UBS AG
3.03%, (3M USD LIBOR + 0.58%), 06/08/20 (c) (f)	5,400	5,424
UniCredit S.p.A.
7.83%, 12/04/23 (c)	9,650	10,994
Other Securities		13,686
		87,528
Communication Services 1.1%
AT&T Inc.
3.27%, (3M USD LIBOR + 0.75%), 06/01/21 (f)	6,500	6,530
3.55%, (3M USD LIBOR + 0.95%), 07/15/21 (f)	4,300	4,336
5.15% - 5.30%, 02/15/50 - 08/15/58	2,000	2,208
Other Securities		6,603
		19,677
Utilities 1.0%
Dominion Energy Gas Holdings, LLC
3.01%, (3M USD LIBOR + 0.60%), 06/15/21 (f)	2,700	2,708
Duke Energy Corporation
3.03%, (3M USD LIBOR + 0.50%), 05/14/21 (f) (k) (l)	5,600	5,603
NextEra Energy Capital Holdings, Inc.
2.84%, (3M USD LIBOR + 0.32%), 09/03/19 (f)	3,340	3,341
2.92%, (3M USD LIBOR + 0.40%), 08/21/20 (f)	3,300	3,299
Other Securities		3,101
		18,052
Consumer Staples 0.6%
BAT Capital Corp.
3.12%, (3M USD LIBOR + 0.59%), 08/14/20 (f)	3,100	3,107
Pernod Ricard
5.75%, 04/07/21 (c)	2,500	2,639
Other Securities		3,894
		9,640
Information Technology 0.6%
Hewlett Packard Enterprise Company
3.32%, (3M USD LIBOR + 0.72%), 10/05/21 (f)	3,100	3,100
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,463
Other Securities		3,013
		9,576
Energy 0.5%
Enbridge Inc.
2.98%, (3M USD LIBOR + 0.40%), 01/10/20 (f)	3,700	3,701
3.11%, (3M USD LIBOR + 0.70%), 06/15/20 (f)	5,100	5,116
Spectra Energy Partners, LP
3.18%, (3M USD LIBOR + 0.70%), 06/05/20 (f)	200	201
Other Securities		311
		9,329
Industrials 0.5%
Central Nippon Expressway Company Limited
2.85%, 03/03/22	200	202
International Lease Finance Corporation
8.25%, 12/15/20	500	539
Textron Inc.
3.10%, (3M USD LIBOR + 0.55%), 11/10/20 (f)	3,610	3,611
Other Securities		4,023
		8,375
Consumer Discretionary 0.3%
McDonald's Corporation
3.01%, (3M USD LIBOR + 0.43%), 10/28/21 (f)	5,200	5,201
	Shares/Par[1]	Value ($)
Other Securities		131
		5,332
Real Estate 0.0%
Other Securities		522
Health Care 0.0%
Other Securities		99
Total Corporate Bonds And Notes (cost $165,095)		168,130
PREFERRED STOCKS 0.0%
Financials 0.0%
Other Securities		682
Total Preferred Stocks (cost $500)		682
SHORT TERM INVESTMENTS 2.4%
Discount Notes 1.2%
Bank of Montreal
1.76% - 1.78%, 07/19/19 - 07/31/19, CAD (m) (n)	4,700	3,585
Canadian Imperial Bank of Commerce
1.78%, 07/12/19, CAD (m) (n)	2,800	2,137
CIMIC Group Limited
4.04%, 07/03/19, AUD (k) (m) (n)	3,000	2,106
Federal Home Loan Banks Office of Finance
2.45%, 08/16/19 (m) (n)	2,300	2,293
HSBC Bank Canada
1.80%, 07/24/19 - 07/26/19, CAD (m) (n)	1,600	1,221
Royal Bank of Canada
1.74% - 1.77%, 07/02/19 - 07/31/19, CAD (m) (n)	6,700	5,110
The Bank of Nova Scotia
1.75% - 1.75%, 07/22/19 - 07/26/19, CAD (m) (n)	2,200	1,678
The Toronto-Dominion Bank
1.74% - 1.77%, 07/02/19 - 07/26/19, CAD (m) (n)	4,700	3,587
		21,717
Certificates of Deposit 0.6%
Barclays Bank PLC
2.98%, (3M USD LIBOR + 0.40%), 10/25/19 (f)	11,000	10,999
Treasury Securities 0.5%
Presidencia Da Republica Federativa Do Brasil
6.04%, 01/01/20, BRL (m)	31,502	7,962
U.S. Treasury Bill
2.49%, 07/05/19 (e) (m)	103	103
		8,065
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	1,351	1,351
Total Short Term Investments (cost $42,238)		42,132
Total Investments 153.0% (cost $2,685,808)		2,718,148
Total Forward Sales Commitments (1.1)% (proceeds $19,159)		(19,148)
Total Purchased Options 0.0% (cost $16)		1
Other Derivative Instruments (0.2)%		(3,121)
Other Assets and Liabilities, Net (51.7)%		(919,144)
Total Net Assets 100.0%		1,776,736

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $188,928 and 10.6%, respectively.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $1,124,941.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(l) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m) The coupon rate represents the yield to maturity.

(n) The security is a direct debt of the agency and not collateralized by mortgages.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.1%)
Mortgage-Backed Securities (1.1%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 08/15/48 (a)	(19,000)	(19,148)
Total Government And Agency Obligations (proceeds $19,159)		(19,148)
Total Forward Sales Commitments (1.1%) (proceeds $19,159)		(19,148)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $19,159.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bayview Opportunity Master Fund IVa Trust, Series 2019-A1-SBR1, 3.47%, 06/28/34	06/14/19	260	260	—
Duke Energy Corporation, 3.03%, 05/14/21	05/14/18	5,600	5,603	0.3
		5,860	5,863	0.3

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	1,436	September 2019	EUR	245,508	392	2,862
United States 10 Year Note	341	September 2019		43,496	10	141
					402	3,003
Short Contracts
Australia 10 Year Bond	(44)	September 2019	AUD	(6,248)	16	(50)
Australia 3 Year Bond	(72)	September 2019	AUD	(8,269)	6	(8)
Euro BOBL	(56)	September 2019	EUR	(7,518)	(8)	(11)
Euro Buxl 30 Year Bond	(105)	September 2019	EUR	(20,714)	—	(663)
Euro OAT	(660)	September 2019	EUR	(106,354)	(180)	(2,765)
Euro Schatz	(3,674)	September 2019	EUR	(411,977)	(125)	(627)
Italy Government BTP Bond	(299)	September 2019	EUR	(38,678)	(221)	(1,665)
Italy Short Term Government BTP Bond	(1)	September 2019	EUR	(110)	—	(1)
Japan 10 Year Bond	(3)	September 2019	JPY	(461,659)	(2)	1
Long Gilt	(503)	September 2019	GBP	(65,199)	160	(433)
United States 2 Year Note	(20)	October 2019		(4,280)	1	(24)
United States Long Bond	(292)	September 2019		(43,801)	36	(1,632)
United States Ultra Bond	(85)	September 2019		(14,989)	15	(104)
					(302)	(7,982)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.75	(S)	12/21/26		36,760	57	1,362
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,200	17	(926)
3M LIBOR (Q)	Receiving	3.13	(S)	09/13/28		37,200	27	(1,682)
3M LIBOR (Q)	Receiving	2.15	(S)	06/19/48		1,050	6	21
3M LIBOR (Q)	Receiving	2.50	(S)	06/20/48		5,620	31	(997)
3M LIBOR (Q)	Receiving	3.00	(S)	12/19/48		8,200	47	(1,888)
3M LIBOR (Q)	Paying	1.85	(S)	02/24/25		14,400	(14)	71
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	—	(15)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(7)	(271)
Federal Funds Effective Rate (A)	Receiving	2.00	(A)	12/15/47		7,600	66	(64)
Federal Funds Effective Rate (A)	Receiving	2.43	(A)	12/20/47		1,300	12	(134)
Federal Funds Effective Rate (A)	Receiving	2.50	(A)	12/20/47		4,450	41	(529)
France CPI Excluding Tobacco (A)	Receiving	1.00	(A)	04/15/20	EUR	890	—	(3)
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	—	(4)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	3	(56)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	14,700	21	(136)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(2)	69
HICP (A)	Paying	1.62	(A)	05/15/28	EUR	4,660	(12)	309
HICP (A)	Paying	1.57	(A)	03/15/39	EUR	100	(1)	8
HICP (A)	Paying	1.95	(A)	03/15/48	EUR	1,600	(7)	411
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	900	—	237
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	1,520	—	398
U.K. Retail Price Index (A)	Paying	3.35	(A)	05/15/30	GBP	8,300	45	(91)
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	52	(111)
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	19	65
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	37	97
U.K. Retail Price Index (A)	Paying	3.10	(A)	06/15/31	GBP	7,200	38	45
U.K. Retail Price Index (A)	Paying	3.53	(A)	10/15/31	GBP	7,950	37	(132)
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/32	GBP	8,300	42	(88)
U.K. Retail Price Index (A)	Paying	3.50	(A)	09/15/33	GBP	720	4	(9)
U.K. Retail Price Index (A)	Paying	3.58	(A)	10/15/33	GBP	1,130	5	18
U.K. Retail Price Index (A)	Paying	3.58	(A)	06/15/39	GBP	1,580	7	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.K. Retail Price Index (A)	Paying	3.59	(A)	06/15/39	GBP	1,690	8	14
U.K. Retail Price Index (A)	Paying	3.60	(A)	06/15/39	GBP	6,240	31	77
US CPURNSA (A)	Receiving	1.72	(A)	07/15/20		7,490	—	(10)
US CPURNSA (A)	Receiving	2.17	(A)	07/15/20		10,300	1	(60)
US CPURNSA (A)	Receiving	2.03	(A)	11/23/20		6,700	(7)	(18)
US CPURNSA (A)	Receiving	2.02	(A)	11/25/20		6,300	(6)	(16)
US CPURNSA (A)	Receiving	1.88	(A)	03/14/21		2,000	(2)	(3)
US CPURNSA (A)	Receiving	1.93	(A)	03/18/21		8,300	(9)	(22)
US CPURNSA (A)	Receiving	1.82	(A)	05/13/21		3,500	1	(4)
US CPURNSA (A)	Receiving	1.55	(A)	07/26/21		4,500	—	(61)
US CPURNSA (A)	Receiving	1.60	(A)	09/12/21		3,550	—	(50)
US CPURNSA (A)	Receiving	2.07	(A)	07/15/22		3,500	(2)	(31)
US CPURNSA (A)	Receiving	2.50	(A)	07/15/22		20,800	(12)	(363)
US CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(12)	(390)
US CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(1)	(35)
US CPURNSA (A)	Receiving	2.26	(A)	04/27/23		11,370	(5)	(295)
US CPURNSA (A)	Receiving	2.26	(A)	05/09/23		3,040	(2)	(78)
US CPURNSA (A)	Receiving	2.28	(A)	05/10/23		4,650	(3)	(123)
US CPURNSA (A)	Paying	1.73	(A)	07/26/26		4,500	4	147
US CPURNSA (A)	Paying	1.80	(A)	09/12/26		3,550	3	120
US CPURNSA (A)	Paying	1.78	(A)	09/15/26		3,100	3	105
US CPURNSA (A)	Paying	2.16	(A)	10/17/27		2,750	2	57
US CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	11	432
US CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	11	437
US CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	8	412
							593	(3,778)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.HY.31.V4 (Q)	5.00	12/20/23	19,594	(1,607)	(15)	(498)
CDX.NA.HY.32 (Q)	5.00	06/20/24	7,800	(587)	(6)	2
				(2,194)	(21)	(496)
Credit default swap agreements - sell protection[4]
Daimler AG (Q)	1.00	12/20/20	(660)	9	—	—
Deutsche Bank Aktiengesellschaft (Q)	1.00	12/20/19	(300)	1	—	—
General Electric Company (Q)	1.00	12/20/20	(400)	4	—	15
General Electric Company (Q)	1.00	12/20/23	(700)	6	—	46
				20	—	61

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro BOBL Future, Sep. 2019	301	EUR	139.25	08/23/19	—	—
Euro BOBL Future, Sep. 2019	736	EUR	129.75	08/23/19	—	—
Euro BOBL Future, Sep. 2019	(257)	EUR	134.50	08/23/19	(14)	(7)
Euro Bund Future, Sep. 2019	(104)	EUR	170.00	07/26/19	4	102
Euro Bund Future, Sep. 2019	(120)	EUR	169.50	07/26/19	3	132
Euro Bund Future, Sep. 2019	432	EUR	155.50	08/23/19	—	—
Euro Bund Future, Sep. 2019	226	EUR	159.00	08/23/19	—	—
Euro Bund Future, Sep. 2019	58	EUR	160.50	08/23/19	—	—
Euro Bund Future, Sep. 2019	834	EUR	154.50	08/23/19	—	(1)
Euro Bund Future, Sep. 2019	(120)	EUR	169.50	07/26/19	(30)	(295)
Euro Bund Future, Sep. 2019	221	EUR	161.50	08/23/19	—	—
Euro Bund Future, Sep. 2019	(104)	EUR	170.00	07/26/19	(25)	(208)
Euro OAT Future, Sep. 2019	660	EUR	178.00	08/23/19	—	(1)
Euro Schatz Future, Sep. 2019	619	EUR	114.00	08/23/19	—	(1)
Euro Schatz Future, Sep. 2019	3,055	EUR	113.80	08/23/19	—	(2)
Italy Government BTP Bond Future, Sep. 2019	105	EUR	150.00	08/23/19	—	—
					(62)	(281)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Sep. 2019	Call	146.00	08/23/19	1,096	—
United States 2 Year Note Future, Sep. 2019	Call	110.00	08/23/19	20	—
United States Long Bond Future, Sep. 2019	Call	200.00	08/23/19	292	—
United States Ultra Bond Future, Sep. 2019	Put	120.00	08/23/19	202	—
					—

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	CSI	Put	1.20	08/21/19	19,000,000	1

JNL/PIMCO Real Return Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Exchange Traded Future Options
United States 10 Year Note Future, Sep. 2019	Call	129.00	07/26/19	93	(25)

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts [1]		Value ($)
Credit Default Swaptions[10]
CDX.NA.IG.32, 06/20/24	BNP	Put	1.00	08/21/19		4,000,000	—
CDX.NA.IG.32, 06/20/24	BNP	Put	1.00	09/18/19		5,800,000	(1)
CDX.NA.IG.32, 06/20/24	BOA	Put	0.90	08/21/19		3,700,000	(1)
CDX.NA.IG.32, 06/20/24	CGM	Put	0.95	08/21/19		3,800,000	(1)
CDX.NA.IG.32, 06/20/24	CSI	Put	0.90	08/21/19		4,000,000	(1)
CDX.NA.IG.32, 06/20/24	CSI	Put	1.05	09/18/19		1,700,000	—
CDX.NA.IG.32, 06/20/24	DUB	Put	1.00	09/18/19		3,700,000	(1)
CDX.NA.IG.32, 06/20/24	DUB	Put	0.95	09/18/19		3,400,000	(1)
CDX.NA.IG.32, 06/20/24	MSC	Put	0.90	08/21/19		3,500,000	(1)
ITRAXX.EUR.31.V2, 06/20/24	CIT	Put	1.05	09/18/19	EUR	2,100,000	—
ITRAXX.EUR.31.V2, 06/20/24	JPM	Put	1.05	09/18/19	EUR	2,000,000	—
							(7)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	(1)
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	CIT	Call	0.00	09/29/20		3,000,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	03/24/20		21,100,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	(3)
							(4)
Spread Options
Spread between 10-year and 2-year ICE Swap Rates	MSC	Call	0.00	01/02/20		113,800,000	(9)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	07/02/19	AUD	19,215	13,490	71
BRL/USD	BOA	08/02/19	BRL	19,759	5,131	(10)
BRL/USD	MSC	08/02/19	BRL	13,043	3,387	(13)
CAD/USD	BNP	07/02/19	CAD	3,700	2,825	45
CAD/USD	BOA	07/02/19	CAD	7,526	5,747	25
COP/USD	CIT	07/24/19	COP	27,822,956	8,643	421
COP/USD	CIT	10/15/19	COP	27,822,955	8,603	(93)
EUR/USD	CIT	07/02/19	EUR	62,243	70,798	59
GBP/USD	BNP	07/02/19	GBP	109,113	138,568	183
IDR/USD	SCB	09/18/19	IDR	122,896,522	8,621	233
JPY/USD	UBS	07/02/19	JPY	1,244,400	11,542	(20)
MXN/USD	CIT	08/14/19	MXN	2,450	127	2
MXN/USD	JPM	10/09/19	MXN	22,599	1,158	4
NZD/USD	BNP	07/02/19	NZD	19,762	13,276	94
RUB/USD	CIT	07/15/19	RUB	69,279	1,093	46
RUB/USD	CIT	08/15/19	RUB	514,933	8,090	256
USD/ARS	BNP	08/08/19	ARS	(7,078)	(157)	1
USD/AUD	CIT	07/02/19	AUD	(19,215)	(13,490)	(188)
USD/AUD	ANZ	07/03/19	AUD	(3,000)	(2,106)	34
USD/AUD	BOA	08/02/19	AUD	(19,215)	(13,505)	(72)
USD/BRL	JPM	01/03/20	BRL	(31,502)	(8,064)	125
USD/CAD	BOA	07/02/19	CAD	(7,656)	(5,846)	(171)
USD/CAD	CIT	07/02/19	CAD	(3,570)	(2,726)	(43)
USD/CAD	MLP	07/02/19	CAD	(3,100)	(2,367)	(14)
USD/CAD	SCB	07/11/19	CAD	(900)	(687)	(12)
USD/CAD	SCB	07/12/19	CAD	(2,800)	(2,139)	(38)
USD/CAD	MLP	07/16/19	CAD	(200)	(153)	(1)
USD/CAD	MLP	07/19/19	CAD	(1,000)	(764)	(5)
USD/CAD	JPM	07/22/19	CAD	(2,800)	(2,139)	(14)
USD/CAD	MLP	07/22/19	CAD	(1,700)	(1,299)	(8)
USD/CAD	JPM	07/23/19	CAD	(100)	(76)	(1)
USD/CAD	MSC	07/24/19	CAD	(700)	(535)	(1)
USD/CAD	MSC	07/24/19	CAD	(200)	(153)	—
USD/CAD	MLP	07/25/19	CAD	(800)	(611)	(4)
USD/CAD	MSC	07/25/19	CAD	(300)	(229)	—
USD/CAD	BNP	07/26/19	CAD	(600)	(458)	—
USD/CAD	JPM	07/26/19	CAD	(300)	(229)	(1)
USD/CAD	MSC	07/26/19	CAD	(1,700)	(1,299)	(2)
USD/CAD	MSC	07/26/19	CAD	(300)	(229)	—
USD/CAD	MLP	07/31/19	CAD	(5,200)	(3,974)	(1)
USD/CAD	BOA	08/02/19	CAD	(7,526)	(5,751)	(25)
USD/COP	CIT	07/24/19	COP	(27,822,955)	(8,643)	93
USD/COP	BNP	09/25/19	COP	(12,949,206)	(4,009)	20
USD/COP	CIT	09/25/19	COP	(15,148,700)	(4,690)	—
USD/EUR	BOA	07/02/19	EUR	(2,290)	(2,605)	(36)
USD/EUR	CIT	07/02/19	EUR	(59,953)	(68,193)	(1,240)
USD/EUR	CIT	08/02/19	EUR	(62,243)	(70,986)	(66)
USD/GBP	BNP	07/02/19	GBP	(15,267)	(19,388)	74
USD/GBP	JPM	07/02/19	GBP	(15,986)	(20,301)	(168)
USD/GBP	JPM	07/02/19	GBP	(16,527)	(20,988)	37
USD/GBP	MSC	07/02/19	GBP	(9,130)	(11,595)	(55)
USD/GBP	SCB	07/02/19	GBP	(52,203)	(66,295)	(222)
USD/GBP	BNP	08/02/19	GBP	(108,226)	(137,662)	(183)
USD/JPY	BOA	07/02/19	JPY	(152,300)	(1,413)	12
USD/JPY	CIT	07/02/19	JPY	(963,200)	(8,934)	(93)
USD/JPY	CIT	07/02/19	JPY	(128,900)	(1,196)	7
USD/JPY	BNP	08/02/19	JPY	(110,600)	(1,028)	—
USD/JPY	UBS	08/02/19	JPY	(1,244,400)	(11,571)	18
USD/KRW	BNP	09/18/19	KRW	(8,883,145)	(7,712)	(220)
USD/KRW	BOA	09/18/19	KRW	(1,435,517)	(1,246)	—
USD/MXN	JPM	08/14/19	MXN	(39,130)	(2,024)	(52)
USD/NZD	MSC	07/02/19	NZD	(19,762)	(13,276)	(378)
USD/NZD	BNP	08/02/19	NZD	(19,762)	(13,286)	(95)
USD/PEN	BNP	08/01/19	PEN	(18,420)	(5,587)	(65)
USD/PEN	BNP	10/09/19	PEN	(6,549)	(1,980)	(35)
USD/SGD	BOA	09/18/19	SGD	(5,984)	(4,428)	(56)
USD/TWD	JPM	11/21/19	TWD	(60,246)	(1,955)	(35)
USD/TWD	SCB	11/21/19	TWD	(211,146)	(6,851)	(101)
ZAR/USD	MSC	07/08/19	ZAR	61,462	4,356	164
					(281,373)	(1,813)

JNL/PIMCO Real Return Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional [1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
US CPURNSA (A)	Receiving	DUB	2.50	(A)	07/15/22	5,700	129	(736)
US CPURNSA (A)	Receiving	DUB	2.56	(A)	05/08/23	11,800	—	(1,308)
US CPURNSA (A)	Paying	MSC	1.81	(A)	09/20/26	1,400	—	(18)
							129	(2,062)

JNL/PIMCO Real Return Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BOA	N/A	1.00	12/20/23	11,900	(2)	113	(115)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	N/A	1.00	12/20/23	5,600	(1)	48	(49)
					17,500	(3)	161	(164)
Credit default swap agreements - sell protection[4]
CMBX.NA.AAA.8 (M)	DUB	N/A	0.50	10/17/57	(4,400)	52	(229)	281
CMBX.NA.AAA.8 (M)	MLP	N/A	0.50	10/17/57	(1,000)	11	(70)	81
					(5,400)	63	(299)	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund *
SENIOR LOAN INTERESTS 93.0%
Consumer Discretionary 20.9%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	3,094	3,068
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	3,860	3,828
Adient US LLC
Term Loan B, 6.82%, (3M LIBOR + 4.25%), 05/03/24 (a)	938	912
Term Loan B, 6.89%, (3M LIBOR + 4.25%), 05/03/24 (a)	2,812	2,737
Altice France S.A.
USD Term Loan B12, 6.08%, (3M LIBOR + 3.69%), 01/31/26 (a)	6,540	6,328
Boyd Gaming Corporation
Term Loan B3, 4.61%, (3M LIBOR + 2.25%), 09/15/23 (a)	2,996	2,977
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (a)	6,320	6,263
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (a)	11,305	11,104
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (a)	9,742	9,728
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (a)	7,715	7,679
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (a)	4,771	4,689
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (a)	6,689	6,598
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (a)	6,815	6,758
Michaels Stores, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,575	1,523
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	3,021	2,921
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,752	1,694
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	302	292
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (a)	5,081	4,829
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (a)	1,398	1,375
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (a)	5,804	5,712
Station Casinos LLC
2016 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 05/24/23 (a)	8,814	8,768
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (a)	653	629
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (a)	7,131	6,869
Other Securities		218,897
		326,178
Information Technology 13.1%
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	876	852
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	797	775
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	4,288	4,173
	Shares/Par[1]	Value ($)
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,921
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (a)	12,972	12,900
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 (a)	492	491
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (a)	14,310	14,292
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (a)	6,338	6,314
MA FinanceCo., LLC
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	808	791
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	6,372	6,217
Seattle Spinco, Inc.
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	5,455	5,339
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	2,800	2,788
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	4,083	4,065
Verifone Systems, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/09/25 (a) (b)	1,000	968
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (a)	5,373	5,198
Western Digital Corporation
2018 Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 04/29/23 (a)	6,326	6,189
Other Securities		131,679
		204,952
Industrials 11.6%
American Airlines, Inc.
Repriced Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/28/23 (a)	1,746	1,720
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (a)	2,813	2,767
2018 Term Loan B, 4.06%, (3M LIBOR + 1.75%), 06/11/25 (a)	2,773	2,696
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (a)	6,740	6,403
Gardner Denver, Inc.
2017 USD Term Loan B, 5.15%, (1M LIBOR + 2.75%), 07/30/24 (a)	4,188	4,191
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (a)	6,448	6,402
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (a)	5,555	5,510
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	807	801
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	6,661	6,612
Rexnord LLC
2017 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/21/24 (a)	4,450	4,444
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (a)	7,258	6,921
TransDigm, Inc.
2018 Term Loan G, 4.83%, (3M LIBOR + 2.50%), 08/22/24 (a)	5,510	5,391
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	3,984	3,888
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,652	3,556

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	3,107	3,081
Other Securities		117,137
		181,520
Health Care 11.1%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (a)	8,858	8,783
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 (a)	1,149	1,139
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 (a)	936	928
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 (a)	1,766	1,752
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/03/24 (a)	3,318	3,290
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (a)	8,883	8,480
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (a)	7,393	7,388
Other Securities		141,400
		173,160
Financials 10.5%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (a)	6,976	6,935
Altice Financing SA
2017 USD Term Loan B, 5.14%, (3M LIBOR + 2.75%), 07/31/25 (a)	2,568	2,430
USD 2017 1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 01/06/26 (a)	1,198	1,134
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (a)	1,234	1,206
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (a)	6,904	6,827
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,460	2,462
Crown Finance US, Inc.
Term Loan, 4.65%, (3M LIBOR + 2.25%), 02/05/25 (a)	6,400	6,290
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (a)	10,750	10,659
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (a)	6,338	6,242
Unitymedia Finance LLC
2018 Term Loan E, 4.39%, (3M LIBOR + 2.00%), 05/24/23 (a)	2,900	2,892
Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/30/25 (a)	2,880	2,870
Other Securities		114,389
		164,336
Materials 9.3%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (a)	6,569	6,337
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (a)	3,331	3,329
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (a) (b)	4,031	4,026
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/25 (a)	3,781	3,571
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 11/03/23 (a)	6,252	6,136
	Shares/Par[1]	Value ($)
Univar Inc.
2017 USD Term Loan B, 4.65%, (3M LIBOR + 2.25%), 07/01/24 (a)	6,312	6,290
Other Securities		116,043
		145,732
Communication Services 6.9%
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (a)	5,985	5,884
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (a)	6,412	6,308
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	6,221	6,146
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (a)	6,640	6,611
Other Securities		82,248
		107,197
Consumer Staples 4.9%
Hearthside Food Solutions, LLC
2018 Term Loan B, 6.09%, (3M LIBOR + 3.69%), 05/17/25 (a)	6,284	6,128
US Foods, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/27/23 (a)	6,603	6,553
Other Securities		64,736
		77,417
Energy 2.3%
Other Securities		35,713
Utilities 1.3%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/15/25 (a)	3,186	3,159
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (a)	4,431	4,404
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (a)	1,660	1,657
Other Securities		10,771
		19,991
Real Estate 1.1%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.91%, (1M LIBOR + 2.50%), 03/21/24 (a)	2,910	2,869
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (a)	4,087	4,089
Other Securities		10,243
		17,201
Total Senior Loan Interests (cost $1,486,298)		1,453,397
CORPORATE BONDS AND NOTES 2.6%
Energy 0.5%
Other Securities		7,000
Materials 0.4%
Other Securities		5,683
Communication Services 0.3%
Sprint Corporation
7.13%, 06/15/24	624	662
Other Securities		4,378
		5,040
Financials 0.3%
Other Securities		4,881
Health Care 0.3%
Bausch Health Companies Inc.
8.50%, 01/31/27 (c)	1,500	1,651
Other Securities		2,886
		4,537
Consumer Staples 0.2%
Other Securities		3,625
Consumer Discretionary 0.2%
Other Securities		3,489

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Industrials 0.2%
Other Securities		2,555
Information Technology 0.1%
Other Securities		1,684
Utilities 0.1%
Calpine Corporation
5.25%, 06/01/26 (c)	1,598	1,627
Total Corporate Bonds And Notes (cost $40,169)		40,121
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
Other Securities		10,424
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,425)		10,424
COMMON STOCKS 0.2%
Financials 0.1%
Other Securities		2,212
Energy 0.1%
Other Securities		1,076
Communication Services 0.0%
Other Securities		616
Health Care 0.0%
Other Securities		—
Total Common Stocks (cost $7,164)		3,904
WARRANTS 0.0%
Other Securities		685
Total Warrants (cost $992)		685
OTHER EQUITY INTERESTS 0.0%
Other Securities		—
Total Other Equity Interests (cost $0)		—
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	65,037	65,037
Total Short Term Investments (cost $65,037)		65,037
Total Investments 100.7% (cost $1,610,085)		1,573,568
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.7)%		(10,331)
Total Net Assets 100.0%		1,563,234

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $40,032 and 2.6%, respectively.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)

Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	468	(10)
PG&E Corp. – DIP Delayed Draw Term Loan	1,249	9
	1,717	(1)

JNL/PPM America Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(35)	September 2019	(4,440)	(2)	(39)
United States 10 Year Ultra Bond	(21)	September 2019	(2,858)	(1)	(43)
United States 5 Year Note	(72)	October 2019	(8,418)	—	(89)
				(3)	(171)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund *
CORPORATE BONDS AND NOTES 86.2%
Communication Services 17.1%
Altice Financing S.A.
7.63%, 02/15/25 (a) (b)	3,703	3,562
Altice France
6.25%, 05/15/24 (b)	3,416	3,518
7.38%, 05/01/26 (b)	9,780	10,025
CCO Holdings, LLC
5.88%, 05/01/27 (b)	19,000	20,054
5.00%, 02/01/28 (b)	3,881	3,961
5.38%, 06/01/29 (b)	15,740	16,254
CenturyLink, Inc.
6.75%, 12/01/23	5,000	5,403
5.63%, 04/01/25 (a)	5,000	5,091
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (b)	4,947	5,368
CSC Holdings, LLC
7.50%, 04/01/28 (b)	15,000	16,504
6.50%, 02/01/29 (b)	4,564	4,973
Frontier Communications Corporation
10.50%, 09/15/22	1,375	931
11.00%, 09/15/25	4,750	2,960
8.50%, 04/01/26 (b)	3,502	3,400
9.00%, 08/15/31	3,000	1,704
Iheartcommunications, Inc.
6.38%, 05/01/26	796	845
8.38%, 05/01/27	6,483	6,786
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (b)	11,800	11,685
Level 3 Parent, LLC
5.75%, 12/01/22	5,000	5,045
Live Nation Entertainment, Inc.
5.38%, 06/15/22 (b)	2,425	2,459
4.88%, 11/01/24 (b)	7,042	7,244
5.63%, 03/15/26 (b)	2,753	2,891
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,044	5,779
Netflix, Inc.
5.75%, 03/01/24	2,000	2,165
5.88%, 11/15/28	8,000	8,864
6.38%, 05/15/29 (b)	3,866	4,391
5.38%, 11/15/29 (b)	1,510	1,606
Qwest Corporation
6.88%, 09/15/33	3,000	2,989
Sirius XM Radio Inc.
4.63%, 07/15/24 (b)	1,460	1,493
5.38%, 04/15/25 (b)	1,400	1,446
5.38%, 07/15/26 (b)	9,000	9,339
5.00%, 08/01/27 (b)	4,000	4,075
5.50%, 07/01/29 (b)	2,782	2,852
Sprint Capital Corporation
6.88%, 11/15/28	6,000	6,216
Sprint Communications, Inc.
7.00%, 03/01/20 (b)	4,000	4,100
6.00%, 11/15/22	4,000	4,170
Sprint Corporation
7.13%, 06/15/24	15,125	16,047
7.63%, 02/15/25	3,000	3,192
T-Mobile USA, Inc.
4.00%, 04/15/22	2,000	2,048
6.50%, 01/15/24 (c)	5,000	5,180
6.00%, 04/15/24	2,000	2,086
5.13%, 04/15/25	5,000	5,208
5.38%, 04/15/27 (a)	2,000	2,140
4.75%, 02/01/28	3,001	3,102
Other Securities		123,812
		362,963
Consumer Discretionary 14.0%
Altice S.A.
7.63%, 02/15/25 (b)	6,000	5,649
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	6,222	6,321
	Shares/Par[1]	Value ($)
5.13%, 05/01/26	7,019	7,318
National Football League
3.31%, 10/05/27 (c) (d)	3,200	3,237
3.38%, 10/05/27 (c) (d)	1,800	1,829
3.96%, 10/05/28 (c) (d)	11,800	12,521
Scientific Games International, Inc.
10.00%, 12/01/22	1,636	1,720
5.00%, 10/15/25 (b)	11,919	12,035
Viking Cruises Limited
5.88%, 09/15/27 (b)	5,001	5,062
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	6,194	6,274
Other Securities		234,963
		296,929
Financials 12.4%
Ally Financial Inc.
4.25%, 04/15/21 (a)	3,000	3,063
4.63%, 05/19/22	5,000	5,211
3.88%, 05/21/24	8,649	8,860
5.75%, 11/20/25 (a)	3,287	3,643
Altice Financing S.A.
6.63%, 02/15/23 (b)	3,896	3,992
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (b)	8,000	8,294
Commscope Finance LLC
6.00%, 03/01/26 (b)	3,794	3,890
8.25%, 03/01/27 (a) (b)	7,430	7,586
Diamond Finance International Limited
6.02%, 06/15/26 (b)	10,494	11,574
Icahn Enterprises L.P.
6.38%, 12/15/25	6,243	6,381
6.25%, 05/15/26 (b)	10,916	11,030
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (b)	5,504	4,870
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,030
5.38%, 01/15/24	5,000	5,105
5.25%, 03/15/26	8,000	8,291
Nexstar Escrow Corporation
5.63%, 08/01/24 (b)	10,000	10,353
Springleaf Finance Corporation
6.13%, 03/15/24	3,495	3,757
7.13%, 03/15/26	10,758	11,743
6.63%, 01/15/28	1,555	1,633
USA Compression Finance Corp.
6.88%, 04/01/26	3,803	4,025
6.88%, 09/01/27 (b)	7,792	8,179
Other Securities		129,652
		264,162
Energy 11.7%
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	7,157	7,968
5.13%, 06/30/27	7,801	8,477
Cheniere Energy Partners, L.P.
5.63%, 10/01/26 (b)	8,352	8,812
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	5,220	5,477
Transocean Inc
7.50%, 01/15/26 (b)	10,797	10,313
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	2,848	3,013
Transocean Proteus Limited
6.25%, 12/01/24 (b)	5,291	5,471
Other Securities		198,854
		248,385
Health Care 11.0%
Bausch Health Companies Inc.
6.50%, 03/15/22 (b)	975	1,011
7.00%, 03/15/24 (b)	2,924	3,107
6.13%, 04/15/25 (b)	8,727	8,901
5.50%, 11/01/25 (b)	4,236	4,415
8.50%, 01/31/27 (b)	21,943	24,158
5.75%, 08/15/27 (b)	2,404	2,526

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
7.00%, 01/15/28 (b)	983	1,018
Centene Corporation
4.75%, 05/15/22	2,435	2,493
6.13%, 02/15/24	6,184	6,478
4.75%, 01/15/25 (a)	3,146	3,247
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	7,717	8,123
HCA Inc.
4.25%, 10/15/19	2,142	2,151
6.50%, 02/15/20	1,858	1,901
5.00%, 03/15/24	4,231	4,607
5.25%, 06/15/26	12,012	13,302
5.38%, 09/01/26	2,694	2,902
4.50%, 02/15/27	8,000	8,516
5.63%, 09/01/28	8,788	9,502
5.88%, 02/01/29	1,718	1,880
5.13%, 06/15/39	2,125	2,208
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (b)	8,000	8,378
Tenet Healthcare Corporation
4.50%, 04/01/21	4,800	4,884
8.13%, 04/01/22	6,116	6,422
6.75%, 06/15/23	6,000	6,032
5.13%, 05/01/25	8,000	8,080
6.25%, 02/01/27 (b)	4,716	4,857
WellCare Health Plans, Inc.
5.25%, 04/01/25	10,307	10,761
5.38%, 08/15/26 (b)	2,195	2,330
Other Securities		70,119
		234,309
Industrials 6.2%
Aircastle Limited
4.13%, 05/01/24	8,285	8,507
4.25%, 06/15/26	5,200	5,249
Ashtead Capital, Inc.
4.13%, 08/15/25 (b)	3,386	3,420
5.25%, 08/01/26 (b)	5,294	5,543
4.38%, 08/15/27 (b)	3,805	3,810
Avolon Holdings Funding Limited
5.25%, 05/15/24 (b)	6,310	6,732
Bombardier Inc.
5.75%, 03/15/22 (b)	2,000	2,032
6.13%, 01/15/23 (a) (b)	5,872	5,903
7.50%, 03/15/25 (b)	4,141	4,157
7.88%, 04/15/27 (b)	3,322	3,326
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (b)	7,000	7,270
5.50%, 10/15/24 (b)	4,727	4,519
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	7,956	8,227
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (b)	1,498	1,573
TransDigm Inc.
6.50%, 05/15/25	4,000	4,048
6.25%, 03/15/26 (b)	7,805	8,178
United Rentals (North America), Inc.
4.88%, 01/15/28 (a)	16,008	16,328
Other Securities		32,480
		131,302
Materials 5.6%
ARD Finance S.A.
8.50%, 09/15/23 (e)	3,000	3,060
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (b)	5,566	5,705
5.13%, 03/15/23 (a) (b)	5,551	5,739
5.13%, 05/15/24 (a) (b)	4,233	4,390
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	4,000
4.55%, 11/14/24	3,683	3,767
5.40%, 11/14/34	8,203	7,838
Other Securities		83,590
		118,089
	Shares/Par[1]	Value ($)
Consumer Staples 3.6%
JBS Investments GmbH
7.25%, 04/03/24 (b)	6,348	6,595
JBS Investments II GmbH
7.00%, 01/15/26 (b)	5,163	5,578
JBS USA LUX SA
6.50%, 04/15/29 (b)	3,984	4,327
Pilgrim's Pride Corporation
5.75%, 03/15/25 (b)	2,384	2,421
5.88%, 09/30/27 (b)	1,610	1,665
Other Securities		55,202
		75,788
Information Technology 1.8%
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (b)	5,295	5,450
Other Securities		32,597
		38,047
Utilities 1.6%
Calpine Corporation
5.75%, 01/15/25	3,250	3,226
5.25%, 06/01/26 (b)	11,972	12,188
The AES Corporation
5.50%, 04/15/25	11,041	11,485
5.13%, 09/01/27	6,000	6,331
Other Securities		1,179
		34,409
Real Estate 1.2%
Other Securities		24,911
Total Corporate Bonds And Notes (cost $1,809,257)		1,829,294
SENIOR LOAN INTERESTS 5.7%
Health Care 1.0%
Other Securities		21,547
Information Technology 1.0%
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (f)	7,155	6,934
Other Securities		14,225
		21,159
Communication Services 0.7%
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (f)	4,606	4,510
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (f)	3,374	3,377
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (f) (g)	2,711	2,674
Other Securities		4,160
		14,721
Materials 0.7%
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (f)	2,422	2,421
Other Securities		11,080
		13,501
Consumer Discretionary 0.5%
Other Securities		10,628
Industrials 0.4%
Other Securities		8,918
Energy 0.4%
Other Securities		8,734
Real Estate 0.4%
Other Securities		7,752
Consumer Staples 0.3%
Other Securities		5,629
Financials 0.2%
Other Securities		4,557
Utilities 0.1%
Other Securities		2,767
Total Senior Loan Interests (cost $121,776)		119,913

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
INVESTMENT COMPANIES 3.1%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	579	63,052
Other Securities		2,915
Total Investment Companies (cost $65,582)		65,967
COMMON STOCKS 0.5%
Energy 0.2%
Other Securities		4,284
Materials 0.1%
Freeport-McMoRan Inc. - Class B	270	3,135
Other Securities		5
		3,140
Information Technology 0.1%
Other Securities		2,110
Communication Services 0.1%
iHeartMedia, Inc. (c) (d) (h)	2,143	—
iHeartMedia, Inc. (c) (d) (h)	11,279	—
iHeartMedia, Inc. - Class A (a) (c) (h)	17	249
Other Securities		1,583
		1,832
Total Common Stocks (cost $24,966)		11,366
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
Other Securities		11,116
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,926)		11,116
WARRANTS 0.1%
iHeartMedia, Inc. (c) (h) (i)	124	1,870
Total Warrants (cost $2,288)		1,870
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (c) (d) (h) (j)	5,000	—
T-Mobile USA Inc. Escrow (c) (d) (h) (j)	2,000	—
T-Mobile USA Inc. Escrow (c) (d) (h) (j)	2,000	—
T-Mobile USA Inc. Escrow (c) (d) (h) (j)	2,000	—
T-Mobile USA Inc. Escrow (c) (d) (h) (j)	5,000	—
T-Mobile USA, Inc. (c) (d) (h) (j)	3,001	—
Other Securities		—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 6.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (k) (l)	138,872	138,872
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (k) (l)	74,653	74,653
Total Short Term Investments (cost $213,525)		213,525
Total Investments 106.2% (cost $2,248,320)		2,253,051
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (6.2)%		(130,814)
Total Net Assets 100.0%		2,122,220

(a) All or a portion of the security was on loan.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,078,467 and 50.8%, respectively.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Non-income producing security.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gibson Brands, Inc., 0.00%, 08/01/18	10/28/15	246	47	—
Vantage Drilling Co. Escrow	03/10/16	—	—	—
White Star Petroleum, LLC, 0.00%, 09/15/22	09/12/14	4,895	—	—
Windstream Services, LLC, 0.00%, 10/31/25	05/31/19	6,045	6,149	0.3
		11,186	6,196	0.3

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	35	October 2019	7,524	(1)	7

Short Contracts
United States 10 Year Note	(668)	September 2019	(84,519)	(21)	(964)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/PPM America High Yield Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Ultra Bond	(168)	September 2019	(22,795)	(6)	(410)
United States 5 Year Note	(459)	October 2019	(53,636)	—	(598)
United States Long Bond	(82)	September 2019	(12,578)	11	(181)
				(16)	(2,153)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 99.5%
Financials 23.7%
American Financial Group, Inc.	140	14,325
Hartford Financial Services Group Inc.	262	14,593
Home Bancshares Inc.	476	9,160
Huntington Bancshares Inc.	1,050	14,511
Janus Henderson Group PLC	678	14,503
Lincoln National Corp.	135	8,727
Reinsurance Group of America Inc.	92	14,433
Sterling Bancorp	304	6,480
Synovus Financial Corp.	423	14,805
TCF Financial Corp.	677	14,075
The Allstate Corporation	116	11,766
		137,378
Consumer Discretionary 14.6%
American Axle & Manufacturing Holdings, Inc. (a)	1,183	15,092
Best Buy Co., Inc.	110	7,670
Foot Locker Inc.	188	7,898
Helen of Troy Ltd (a)	89	11,596
Macy's, Inc.	261	5,601
Newell Brands Inc.	695	10,717
Penske Automotive Group, Inc.	187	8,845
Royal Caribbean Cruises Ltd.	117	14,145
Tupperware Brands Corp.	164	3,117
		84,681
Industrials 12.0%
Delta Air Lines Inc.	201	11,407
Kennametal Inc.	400	14,796
Spirit Aerosystems Holdings Inc. - Class A	175	14,248
Terex Corp.	460	14,444
Textron Inc.	276	14,639
		69,534
Information Technology 11.5%
Avnet, Inc.	198	8,963
Belden Inc.	175	10,425
CACI International Inc. - Class A (a)	33	6,670
Leidos Holdings Inc.	108	8,656
Nuance Communications, Inc. (a)	333	5,315
Semtech Corp. (a)	218	10,470
Teradata Corporation (a)	98	3,528
Teradyne Inc.	127	6,094
Western Digital Corp.	140	6,657
		66,778
Materials 8.5%
Allegheny Technologies Incorporated (a)	240	6,048
Berry Global Group, Inc. (a)	162	8,509
Huntsman Corp.	395	8,074
Nucor Corp.	103	5,653
Reliance Steel & Aluminum Co.	136	12,868
Steel Dynamics Inc.	281	8,486
		49,638
Health Care 6.7%
Cigna Corp.	58	9,091
Magellan Health Services Inc. (a)	146	10,867
McKesson Corporation	103	13,842
Mednax, Inc. (a)	216	5,450
		39,250
Utilities 6.2%
PNM Resources, Inc.	260	13,237
The AES Corporation	680	11,397
Vistra Energy Corp.	500	11,320
		35,954
Energy 5.5%
Apache Corporation	163	4,737
National Oilwell Varco Inc.	249	5,537
Patterson-UTI Energy Inc.	504	5,801
PBF Energy Inc. - Class A	501	15,681
		31,756
Consumer Staples 4.6%
Campbell Soup Co.	300	12,021
	Shares/Par[1]	Value ($)
Ingredion Inc.	176	14,526
		26,547
Communication Services 4.3%
Meredith Corp. (b)	211	11,618
Viacom Inc. - Class B	450	13,444
		25,062
Real Estate 1.9%
Regency Centers Corp.	164	10,925
Total Common Stocks (cost $556,218)		577,503
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	743	743
Total Short Term Investments (cost $743)		743
Total Investments 99.6% (cost $556,961)		578,246
Other Assets and Liabilities, Net 0.4%		2,195
Total Net Assets 100.0%		580,441

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.3%
Financials 20.1%
Axos Financial, Inc. (a)	526	14,334
Banc of California, Inc.	824	11,511
Cadence Bancorporation - Class A	628	13,058
Home Bancshares Inc.	592	11,402
Independent Bank Corp.	188	14,316
Janus Henderson Group PLC	500	10,700
Renasant Corporation	399	14,347
Sterling Bancorp	520	11,066
TCF Financial Corp.	719	14,948
		115,682
Industrials 17.9%
Aerojet Rocketdyne Holdings, Inc. (a)	221	9,894
Apogee Enterprises, Inc.	312	13,562
GATX Corp.	176	13,955
Kennametal Inc.	410	15,166
SkyWest Inc.	230	13,954
Steelcase Inc. - Class A	356	6,091
Terex Corp.	467	14,680
Triumph Group Inc.	689	15,776
		103,078
Information Technology 16.4%
Belden Inc.	236	14,088
Benchmark Electronics, Inc.	266	6,674
CACI International Inc. - Class A (a)	68	13,871
CSG Systems International Inc.	175	8,545
Electronics for Imaging Inc. (a)	166	6,112
Photronics Inc. (a)	618	5,068
Semtech Corp. (a)	225	10,811
SYNNEX Corporation	104	10,234
Teradata Corporation (a)	97	3,477
Teradyne Inc.	130	6,248
Verint Systems Inc. (a)	170	9,170
		94,298
Consumer Discretionary 14.5%
American Axle & Manufacturing Holdings, Inc. (a)	1,200	15,312
Helen of Troy Ltd (a)	102	13,320
Party City Holdco Inc. (a) (b)	1,067	7,819
Penske Automotive Group, Inc.	304	14,379
Skechers U.S.A. Inc. - Class A (a)	393	12,369
Tower International Inc.	720	14,040
Tupperware Brands Corp.	310	5,899
		83,138
Energy 7.6%
Diamond Offshore Drilling, Inc. (a) (b)	660	5,851
Helix Energy Solutions Group, Inc. (a)	1,440	12,427
Patterson-UTI Energy Inc.	874	10,062
PBF Energy Inc. - Class A	491	15,368
		43,708
Health Care 6.5%
Integer Holdings Corporation (a)	141	11,850
Magellan Health Services Inc. (a)	198	14,690
Mednax, Inc. (a)	320	8,074
Owens & Minor Inc.	900	2,880
		37,494
Materials 5.1%
Allegheny Technologies Incorporated (a)	480	12,096
Olin Corp.	515	11,284
Reliance Steel & Aluminum Co.	63	5,961
		29,341
Consumer Staples 3.3%
Cott Corporation (c)	1,038	13,857
Ingredion Inc.	64	5,279
		19,136
Real Estate 3.0%
DiamondRock Hospitality Co.	540	5,583
Kite Realty Naperville, LLC	777	11,756
		17,339
	Shares/Par[1]	Value ($)
Communication Services 2.5%
Meredith Corp.	262	14,404
Utilities 2.4%
PNM Resources, Inc.	268	13,644
Total Common Stocks (cost $582,910)		571,262
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	5,772	5,772
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	236	236
Total Short Term Investments (cost $6,008)		6,008
Total Investments 100.3% (cost $588,918)		577,270
Other Assets and Liabilities, Net (0.3)%		(1,903)
Total Net Assets 100.0%		575,367

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund *
GOVERNMENT AND AGENCY OBLIGATIONS 42.0%
U.S. Treasury Securities 21.4%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	8,401
3.13%, 11/15/41	8,720	9,750
2.50%, 02/15/45	8,625	8,583
2.50%, 02/15/46	8,943	8,884
3.00%, 02/15/48	1,390	1,520
U.S. Treasury Note
2.00%, 02/15/22 (a)	14,486	14,581
2.50%, 02/15/22	1,935	1,972
1.88%, 04/30/22	16,930	16,993
1.63%, 08/31/22	17,400	17,337
1.63%, 05/31/23	29,105	28,978
2.75%, 02/15/24	22,514	23,499
2.50%, 05/15/24	15,150	15,664
2.13%, 05/15/25	7,217	7,335
2.88%, 07/31/25	20,886	22,126
2.25%, 11/15/25	30,281	30,991
1.88%, 06/30/26 (a)	6,700	6,700
1.50%, 08/15/26	14,046	13,679
2.25%, 08/15/27	19,592	20,051
3.13%, 11/15/28	5,925	6,495
		263,539
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corporation
REMIC, 2.72%, (1M USD LIBOR + 0.32%), 02/25/20 (b)	4,645	4,647
2.50%, 08/01/31	1,326	1,339
3.00%, 07/01/32	268	274
5.00%, 02/01/38	316	344
5.00%, 03/01/38	328	359
5.00%, 05/01/38	249	271
5.00%, 11/01/41	1,094	1,186
4.50%, 03/01/42	2,584	2,767
3.50%, 04/01/42	591	614
3.50%, 05/01/42	354	368
3.50%, 06/01/42	645	670
3.00%, 08/01/43	879	895
3.50%, 06/01/44	723	748
3.00%, 07/01/45	5,924	6,040
4.00%, 10/01/45	1,875	1,957
3.00%, 01/01/46	888	902
4.00%, 03/01/46	1,703	1,777
4.00%, 06/01/46	1,298	1,355
3.00%, 08/01/46	2,470	2,507
4.00%, 08/01/46	659	687
3.00%, 09/01/46	1,938	1,968
3.00%, 11/01/46	3,832	3,896
3.00%, 11/01/46	3,102	3,149
4.00%, 02/01/47	1,454	1,515
3.00%, 09/01/47	4,448	4,517
3.50%, 10/01/47	2,366	2,437
3.50%, 10/01/47	1,495	1,540
3.50%, 11/01/47	1,058	1,089
3.50%, 11/01/47	6,899	7,103
3.50%, 05/01/48	2,316	2,380
4.00%, 06/01/48	1,710	1,778
4.00%, 09/01/48	1,072	1,111
3.50%, 11/01/48	3,031	3,107
4.50%, 11/01/48	1,196	1,253
Federal National Mortgage Association, Inc.
3.00%, 09/01/30	877	897
2.50%, 01/01/31	889	896
2.50%, 04/01/31	1,350	1,362
3.00%, 04/01/31	689	705
3.00%, 09/01/32	3,056	3,125
TBA, 2.50%, 07/15/33 (a)	7,969	8,021
TBA, 3.50%, 07/15/33 (a)	573	591
3.50%, 12/01/33	449	464
5.00%, 06/01/35	1,139	1,240
4.50%, 08/01/40	1,477	1,586
	Shares/Par[1]	Value ($)
4.50%, 08/01/40	2,741	2,943
4.50%, 11/01/40	234	251
5.00%, 05/01/42	905	980
3.50%, 11/01/42	580	605
3.00%, 01/01/43	649	659
3.00%, 03/01/43	802	815
3.00%, 05/01/43	7,162	7,311
4.50%, 08/01/44	82	87
4.00%, 10/01/44	1,312	1,368
3.50%, 12/01/45	3,299	3,404
3.50%, 12/01/45	1,147	1,184
3.50%, 12/01/45	3,640	3,757
3.50%, 01/01/46	2,475	2,554
3.50%, 01/01/46	2,527	2,608
4.00%, 03/01/46	657	684
3.00%, 04/01/46	1,654	1,678
3.50%, 05/01/46	484	499
4.50%, 06/01/46	1,152	1,249
4.50%, 08/01/46	2,783	2,934
3.00%, 11/01/46	4,060	4,119
3.50%, 11/01/46	1,823	1,882
3.50%, 11/01/46	9,449	9,790
3.00%, 01/01/47	2,635	2,670
4.00%, 04/01/47	4,690	4,888
4.00%, 04/01/47	1,791	1,866
4.00%, 05/01/47	179	187
4.50%, 05/01/47	1,031	1,086
4.50%, 05/01/47	1,803	1,901
4.00%, 08/01/47	13,039	13,578
4.50%, 08/01/47	1,437	1,514
4.00%, 09/01/47	3,246	3,380
4.50%, 09/01/47	664	699
3.50%, 11/01/47	1,956	2,012
3.50%, 01/01/48	1,895	1,958
4.00%, 01/01/48	501	521
4.50%, 05/01/48	2,421	2,545
TBA, 3.00%, 07/15/48 (a)	1,634	1,648
4.00%, 08/01/48	6,696	6,967
4.00%, 08/01/48	3,675	3,808
3.00%, 11/01/48	3,486	3,524
Government National Mortgage Association
5.00%, 08/20/41	531	572
3.50%, 06/20/43	991	1,034
4.00%, 05/20/44	2,076	2,187
3.50%, 04/20/45	1,876	1,950
3.50%, 06/20/45	1,355	1,408
3.00%, 07/20/45	4,718	4,834
3.50%, 02/20/46	1,051	1,090
3.50%, 04/20/46	887	920
3.50%, 08/20/46	3,701	3,831
3.50%, 11/20/46	1,300	1,345
3.00%, 12/20/46	2,387	2,441
4.00%, 02/20/47	1,640	1,714
3.50%, 03/20/47	3,575	3,699
4.00%, 04/20/47	1	1
3.50%, 05/20/47	7,304	7,558
4.00%, 07/20/47	5,682	5,930
3.00%, 08/20/47	1,874	1,916
TBA, 3.50%, 07/15/48 (a)	2,129	2,199
TBA, 4.50%, 07/15/48 (a)	8,611	8,976
TBA, 3.00%, 08/15/48 (a)	1,829	1,866
4.50%, 01/20/49	1,658	1,732
4.00%, 03/20/49	2,138	2,222
		250,975
Municipal 0.2%
Other Securities		1,783
Total Government And Agency Obligations (cost $504,441)		516,297
CORPORATE BONDS AND NOTES 41.0%
Financials 14.2%
Athene Global Funding
4.00%, 01/25/22 (c)	4,205	4,354
3.00%, 07/01/22 (c)	3,098	3,131
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (d)	1,683	1,821

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.00%, 01/22/25	1,097	1,154
4.25%, 10/22/26	6,040	6,464
3.56%, 04/23/27	2,900	3,021
3.25%, 10/21/27	671	687
Citigroup Inc.
2.75%, 04/25/22	1,000	1,010
4.45%, 09/29/27	6,169	6,632
3.89%, 01/10/28 (b)	1,375	1,452
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (c) (d)	2,448	2,696
6.50%, 08/08/23 (c)	5,986	6,583
4.21%, 06/12/24 (c)	2,515	2,635
3.87%, 01/12/29 (c)	1,880	1,936
Danske Bank A/S
5.38%, 01/12/24 (c)	5,059	5,465
General Motors Financial Company, Inc.
4.20%, 03/01/21	1,576	1,609
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (d) (e)	2,500	2,630
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (b)	1,777	1,780
4.38%, 11/23/26	2,260	2,388
Icahn Enterprises L.P.
6.38%, 12/15/25	235	240
6.25%, 05/15/26 (c) (f)	5,218	5,273
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	1,325	1,340
4.02%, 12/05/24	4,584	4,864
3.22%, 03/01/25	2,128	2,187
3.96%, 01/29/27	2,720	2,908
3.78%, 02/01/28 (b)	1,127	1,193
3.51%, 01/23/29	1,573	1,636
4.01%, 04/23/29	1,500	1,615
4.20%, 07/23/29	776	848
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	5,267	5,555
Morgan Stanley
3.77%, (3M USD LIBOR + 1.18%), 01/20/22 (b)	2,298	2,319
4.88%, 11/01/22	4,381	4,685
4.10%, 05/22/23	1,550	1,629
3.88%, 04/29/24	2,344	2,482
3.63%, 01/20/27	2,307	2,414
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,190	1,201
4.25%, 10/21/25	2,071	2,193
3.85%, 01/26/27	717	749
4.22%, 05/01/29	1,635	1,751
6.75%, 10/01/37	1,500	1,961
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (c)	5,700	6,178
Wells Fargo & Company
2.63%, 07/22/22	795	801
4.48%, 01/16/24	355	380
3.20%, 06/17/27	4,500	4,583
Other Securities		56,025
		174,458
Energy 4.7%
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	680	757
5.13%, 06/30/27	2,534	2,754
Energy Transfer LP
4.25%, 03/15/23	3,982	4,154
5.25%, 04/15/29	2,100	2,345
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,001	1,184
Enterprise Products Operating LLC
3.35%, 03/15/23	987	1,015
3.13%, 07/31/29	3,994	4,012
4.80%, 02/01/49	1,926	2,151
4.20%, 01/31/50	1,389	1,426
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,277
5.63%, 03/01/25	241	269
4.20%, 03/15/28	5,069	5,318
	Shares/Par[1]	Value ($)
Other Securities		31,246
		57,908
Utilities 4.3%
DPL Inc.
4.35%, 04/15/29 (c)	2,947	2,984
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	4,550	4,665
The AES Corporation
4.00%, 03/15/21	5,165	5,257
The Southern Company
2.95%, 07/01/23	4,512	4,573
Other Securities		35,859
		53,338
Health Care 3.6%
Bristol-Myers Squibb Company
4.13%, 06/15/39 (c)	2,657	2,876
4.25%, 10/26/49 (c)	3,371	3,712
Centene Corporation
4.75%, 05/15/22	1,684	1,724
4.75%, 01/15/25 (f)	566	584
Centene Escrow I Corporation
5.38%, 06/01/26 (c) (f)	2,708	2,850
Cigna Corporation
4.38%, 10/15/28 (c)	4,226	4,555
4.80%, 08/15/38 (c)	1,550	1,669
CVS Health Corporation
4.78%, 03/25/38	2,814	2,932
5.05%, 03/25/48	3,740	3,983
Other Securities		19,682
		44,567
Communication Services 3.1%
AT&T Inc.
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	8,550	8,650
5.25%, 03/01/37	2,030	2,276
Charter Communications Operating, LLC
4.91%, 07/23/25	3,690	4,003
5.38%, 04/01/38	1,000	1,076
6.83%, 10/23/55	1,030	1,213
Comcast Corporation
4.60%, 10/15/38	4,733	5,418
3.40%, 07/15/46	1,700	1,622
4.95%, 10/15/58	1,061	1,293
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (c) (d)	1,589	1,627
Other Securities		11,118
		38,296
Consumer Staples 3.0%
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,959	2,035
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,343	1,451
JBS USA Food Company
5.88%, 07/15/24 (c)	359	369
JBS USA LUX SA
6.50%, 04/15/29 (c)	1,979	2,150
Mars, Incorporated
3.95%, 04/01/49 (c)	4,386	4,695
Walmart Inc.
2.85%, 07/08/24	5,800	5,977
3.25%, 07/08/29	2,579	2,717
Other Securities		16,959
		36,353
Materials 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 (c)	1,250	1,276
4.88%, 05/14/25 (c)	3,035	3,268
4.75%, 04/10/27 (c)	2,539	2,691
CF Industries, Inc.
3.40%, 12/01/21 (c)	3,910	3,986
4.50%, 12/01/26 (c)	7,790	8,155
Freeport-McMoRan Inc.
4.55%, 11/14/24	3,946	4,036

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
5.40%, 11/14/34	1,794	1,714
Other Securities		7,688
		32,814
Industrials 2.5%
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	2,300	2,432
5.25%, 05/15/24 (c)	3,532	3,768
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	9,210	8,840
General Motors Company
5.95%, 04/01/49	708	743
Park Aerospace Holdings Limited
5.25%, 08/15/22 (c)	4,275	4,515
Other Securities		9,887
		30,185
Information Technology 1.4%
Microsoft Corporation
3.45%, 08/08/36	2,865	3,024
3.95%, 08/08/56	2,355	2,599
Other Securities		11,812
		17,435
Real Estate 0.8%
Other Securities		9,892
Consumer Discretionary 0.7%
Other Securities		8,230
Total Corporate Bonds And Notes (cost $479,171)		503,476
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.3%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (c)	1,226	1,249
Series 2013-A-2, 4.95%, 01/15/23	857	899
Series 2016-AA-2, 3.20%, 06/15/28	2,706	2,742
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (c)	6,596	6,621
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	4,078	4,095
Series 2017-A3-2, 1.98%, 12/20/21	2,705	2,699
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (c)	1,163	1,162
Series 2018-A2-1A, 2.92%, 12/10/20 (c)	1,077	1,079
Series 2017-A3-1A, 2.29%, 06/10/21 (c)	858	858
Series 2017-A3-2A, 2.31%, 12/10/21 (c)	1,587	1,588
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/07/20 (b) (c)	5,060	5,179
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,996
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (c)	1,638	1,669
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	2,411	2,448
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b) (c)	3,902	3,962
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	9,000	9,034
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	1,214	1,214
Series 2017-A3-3, 2.01%, 11/20/20	1,805	1,803
Series 2018-A3-1, 2.61%, 01/20/21	4,375	4,380
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (c)	4,899	4,895
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (c)	4,077	4,210
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/10/29 (c) (g)	6,440	6,633
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b) (c)	2,183	2,208
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (c)	2,560	2,566
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (c)	4,285	4,345
	Shares/Par[1]	Value ($)
Series 2017-A-1A, 2.42%, 12/20/34 (c)	1,436	1,438
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (c)	440	439
Series 2016-A-2A, 1.68%, 05/20/21 (c)	1,248	1,245
Series 2016-B-2A, 2.15%, 05/20/21 (c)	1,133	1,131
Series 2017-A-2A, 1.92%, 12/20/21 (c)	6,142	6,130
Series 2017-A1A-3A, 2.06%, 04/20/22 (c)	5,647	5,641
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.64%, (1M USD LIBOR + 0.25%), 07/15/19 (b) (c)	582	582
Series 2019-A2A-1A, 3.06%, 10/15/20 (c)	5,348	5,376
Other Securities		60,780
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,445)		163,296
SENIOR LOAN INTERESTS 2.4%
Consumer Discretionary 0.9%
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,495	1,493
Other Securities		9,572
		11,065
Communication Services 0.5%
Other Securities		6,562
Industrials 0.3%
Other Securities		3,131
Financials 0.2%
Other Securities		2,924
Consumer Staples 0.2%
Other Securities		2,126
Utilities 0.1%
Other Securities		1,544
Energy 0.1%
Other Securities		1,382
Materials 0.1%
Other Securities		1,040
Total Senior Loan Interests (cost $29,861)		29,774
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (h) (i)	55,973	55,973
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (h) (i)	4,779	4,779
Total Short Term Investments (cost $60,752)		60,752
Total Investments 103.6% (cost $1,236,670)		1,273,595
Other Derivative Instruments (0.0)%		(85)
Other Assets and Liabilities, Net (3.6)%		(44,049)
Total Net Assets 100.0%		1,229,461

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $44,562.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $304,679 and 24.8%,

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

respectively.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e) Convertible security.

(f) All or a portion of the security was on loan.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao S/A, 0.00%, 11/01/22	10/31/12	343	264	—
Samarco Mineracao S/A, 0.00%, 09/26/24	09/24/14	216	271	—
		559	535	—

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	113	October 2019	24,272	(3)	43
United States 5 Year Note	421	October 2019	49,283	—	461
United States Long Bond	340	September 2019	51,580	(43)	1,322
United States Ultra Bond	59	September 2019	10,436	(11)	40
				(57)	1,866
Short Contracts
EUR/USD Spot Rate	(9)	September 2019	(1,283)	—	(5)
United States 10 Year Note	(737)	September 2019	(93,187)	(24)	(1,126)
United States 10 Year Ultra Bond	(23)	September 2019	(3,172)	(1)	(5)
				(25)	(1,136)

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.32 (Q)	1.00	06/20/24	6,000	(128)	(3)	(25)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 99.5%
Financials 24.1%
Bank of America Corporation	149	4,335
Citigroup Inc.	63	4,440
Hartford Financial Services Group Inc.	90	5,015
Huntington Bancshares Inc.	215	2,971
JPMorgan Chase & Co.	40	4,472
Lincoln National Corp.	61	3,906
Morgan Stanley	94	4,127
PNC Financial Services Group Inc.	20	2,704
Synovus Financial Corp.	99	3,465
The Allstate Corporation	40	4,068
The Goldman Sachs Group, Inc.	18	3,724
Wells Fargo & Co.	80	3,786
		47,013
Health Care 15.7%
AbbVie Inc.	61	4,436
Cigna Corp.	31	4,947
CVS Health Corp.	74	4,032
Gilead Sciences Inc.	74	4,999
McKesson Corporation	33	4,368
Merck & Co., Inc.	33	2,767
Pfizer Inc.	116	5,025
		30,574
Information Technology 14.3%
Ads Alliance Data Systems Inc.	19	2,592
Apple Inc.	25	4,849
Avnet, Inc.	85	3,866
Cisco Systems, Inc.	64	3,514
Intel Corp.	38	1,819
International Business Machines Corp.	15	2,000
Leidos Holdings Inc.	52	4,152
Microsoft Corp.	24	3,215
Nuance Communications, Inc. (a)	109	1,749
		27,756
Consumer Discretionary 9.5%
Best Buy Co., Inc.	31	2,162
Foot Locker Inc.	50	2,088
General Motors Company	128	4,916
Macy's, Inc.	99	2,125
Newell Brands Inc.	200	3,084
Royal Caribbean Cruises Ltd.	35	4,182
		18,557
Industrials 8.8%
Caterpillar Inc.	29	3,952
Delta Air Lines Inc.	77	4,375
Spirit Aerosystems Holdings Inc. - Class A	47	3,865
Terex Corp.	62	1,934
Textron Inc.	56	2,960
		17,086
Energy 8.6%
Apache Corporation	150	4,345
Chevron Corp.	41	5,102
Halliburton Co.	159	3,616
National Oilwell Varco Inc.	86	1,912
Occidental Petroleum Corp.	35	1,765
		16,740
Communication Services 7.3%
AT&T Inc.	150	5,026
Comcast Corporation - Class A	96	4,080
Viacom Inc. - Class B	171	5,108
		14,214
Consumer Staples 4.8%
Altria Group, Inc.	68	3,220
Archer-Daniels-Midland Company	89	3,631
Campbell Soup Co.	60	2,404
		9,255
Utilities 3.3%
The AES Corporation	187	3,132
	Shares/Par[1]	Value ($)
Vistra Energy Corp.	145	3,283
		6,415
Materials 3.1%
Berry Global Group, Inc. (a)	52	2,761
Nucor Corp.	59	3,251
		6,012
Total Common Stocks (cost $184,569)		193,622
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	687	687
Total Short Term Investments (cost $687)		687
Total Investments 99.8% (cost $185,256)		194,309
Other Assets and Liabilities, Net 0.2%		371
Total Net Assets 100.0%		194,680

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund *
COMMON STOCKS 93.7%
Japan 66.4%
Bridgestone Corp.	37	1,444
Canon Inc.	57	1,670
Canon Marketing Japan Inc.	3	72
Central Japan Railway Co.	5	1,082
Denso Corp.	28	1,188
East Japan Railway Co.	15	1,359
FUJIFILM Holdings Corp.	21	1,083
Hino Motors Ltd.	24	200
Hitachi Capital Corporation	3	65
Hitachi Chemical Co. Ltd.	7	182
Hitachi Construction Machinery Co. Ltd.	5	136
Hitachi High-Technologies Corp.	3	165
Hitachi Ltd.	74	2,727
Hitachi Metals Ltd.	15	171
Honda Motor Co. Ltd.	148	3,843
ITOCHU Corp.	71	1,359
ITOCHU ENEX Co., Ltd.	5	39
ITOCHU Techno-Solutions Corporation	3	69
Japan Display Inc. (a)	189	123
Japan Post Bank Co., Ltd.	26	269
JAPAN POST HOLDINGS Co., Ltd.	104	1,177
Japan Post Insurance Co., Ltd.	5	91
Japan Tobacco Inc.	47	1,046
JXTG Holdings, Inc.	284	1,415
KDDI Corp.	80	2,032
Kyushu Railway Company	5	155
Mitsubishi Corp.	71	1,867
Mitsubishi Electric Corp.	109	1,440
Mitsubishi Heavy Industries Ltd.	25	1,082
Mitsubishi Shokuhin Co.,Ltd.	1	31
Mitsubishi UFJ Financial Group Inc.	750	3,567
Mitsui & Co. Ltd.	107	1,752
Mitsui Mining & Smelting Co Ltd	6	135
Mizuho Financial Group Inc.	1,506	2,185
Nippo Corp.	4	79
Nippon Steel Corporation	84	1,447
Nippon Telegraph & Telephone Corp.	47	2,201
Nissan Motor Co. Ltd.	221	1,584
Nissan Shatai Co.,Ltd	6	62
NTT Data Corp.	22	288
NTT DoCoMo Inc.	51	1,183
Panasonic Corp.	150	1,250
SCSK Corporation	1	64
Seven & I Holdings Co., Ltd.	35	1,185
Shin-Etsu Chemical Co. Ltd.	12	1,149
SoftBank Corporation	23	300
SoftBank Group Corp.	47	2,275
Sony Corp.	27	1,403
Sony Financial Holdings Inc.	4	91
Subaru Corp. NPV	44	1,083
Sumitomo Corp.	67	1,025
Sumitomo Mitsui Financial Group Inc.	77	2,737
Takeda Pharmaceutical Co. Ltd.	32	1,151
Tokio Marine Holdings Inc.	26	1,289
Tokyo Electric Power Co. Holdings Inc. (a)	175	914
Toyota Boshoku Corporation	5	66
Toyota Motor Corp.	130	8,111
Other Securities		89,203
		155,361
Australia 16.4%
Australia & New Zealand Banking Group Ltd.	147	2,906
BHP Group Plc	121	3,507
Coles Group Limited (a)	6	57
Commonwealth Bank of Australia	67	3,879
National Australia Bank Ltd.	147	2,752
Rio Tinto Ltd.	15	1,091
Wesfarmers Ltd.	70	1,774
Westpac Banking Corp.	172	3,420
Woodside Petroleum Ltd.	40	1,027
	Shares/Par[1]	Value ($)
Woolworths Group Ltd.	74	1,716
Other Securities		16,256
		38,385
Hong Kong 6.9%
AIA Group Limited	171	1,847
CK Hutchison Holdings Limited	123	1,211
CK Infrastructure Holdings Limited	9	73
Dairy Farm International Holdings Ltd.	7	51
Hongkong Land Holdings Ltd.	60	389
Jardine Matheson Holdings Ltd.	8	471
Sun Hung Kai Properties Ltd.	69	1,179
Other Securities		10,833
		16,054
Singapore 3.2%
DBS Group Holdings Ltd.	54	1,046
Jardine Cycle & Carriage Ltd.	6	147
SIA Engineering Company Limited	5	10
Singapore Airlines Ltd.	40	272
Singapore Airport Terminal Services Ltd.	9	34
Singapore Technologies Engineering Ltd.	40	123
Singapore Telecommunications Limited	337	871
StarHub Ltd	33	37
Other Securities		4,836
		7,376
New Zealand 0.4%
Other Securities		987
Macau 0.2%
Other Securities		414
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	229
Other Securities		89
		318
China 0.1%
Other Securities		272
Thailand 0.0%
Other Securities		74
Italy 0.0%
Other Securities		27
Russian Federation 0.0%
Other Securities		15
Taiwan 0.0%
Other Securities		11
Total Common Stocks (cost $219,564)		219,294
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Vanguard MSCI Pacific ETF	66	4,345
Total Investment Companies (cost $4,322)		4,345
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	2,900	2,900
U.S. Treasury Securities 0.2%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	395	393
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	82	82
Total Short Term Investments (cost $3,375)		3,375
Total Investments 97.0% (cost $227,261)		227,014
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net 3.0%		7,098
Total Net Assets 100.0%		234,101

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	35	September 2019	AUD	5,708	(27)	21
Topix Index	46	September 2019	JPY	715,307	9	(17)
					(18)	4

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	09/18/19	AUD	501	353	3
AUD/USD	CIT	09/18/19	AUD	501	352	4
AUD/USD	HSB	09/18/19	AUD	382	269	3
AUD/USD	JPM	09/18/19	AUD	501	353	3
AUD/USD	MSC	09/18/19	AUD	501	353	4
JPY/AUD	JPM	07/01/19	AUD	(4,807)	(3,375)	(17)
JPY/AUD	JPM	07/03/19	AUD	(2,699)	(1,895)	(4)
JPY/USD	BOA	09/18/19	JPY	65,410	610	3
JPY/USD	CIT	09/18/19	JPY	65,410	610	3
JPY/USD	HSB	09/18/19	JPY	49,836	465	2
JPY/USD	JPM	09/18/19	JPY	65,409	610	3
JPY/USD	MSC	09/18/19	JPY	65,409	610	3
USD/AUD	CIT	09/18/19	AUD	(176)	(124)	(2)
USD/AUD	JPM	09/18/19	AUD	(1,384)	(974)	(1)
USD/JPY	BMO	09/18/19	JPY	(16,821)	(157)	—
USD/JPY	MSC	09/18/19	JPY	(22,105)	(206)	—
					(2,146)	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund *
COMMON STOCKS 96.6%
United Kingdom 23.3%
AstraZeneca PLC	29	2,378
Barclays Plc	1,198	2,283
BP P.L.C.	1,415	9,877
British American Tobacco P.L.C.	87	3,030
GlaxoSmithKline PLC	144	2,878
HSBC Holdings PLC	963	8,037
Lloyds Banking Group PLC	3,084	2,221
National Grid PLC	215	2,283
Rio Tinto PLC	46	2,857
Standard Chartered PLC	234	2,125
Unilever PLC	22	1,388
Vodafone Group Public Limited Company	2,691	4,413
Other Securities		34,815
		78,585
France 16.9%
ALD (a)	4	70
AXA SA	134	3,511
BNP Paribas SA	78	3,718
Engie	167	2,529
Orange SA	136	2,142
Sanofi SA	46	4,013
Schneider Electric SE (b)	22	1,977
Societe Generale SA	84	2,111
Total SA	149	8,355
Other Securities		28,504
		56,930
Germany 13.8%
Allianz SE	19	4,479
BASF SE	53	3,849
Bayer AG	41	2,809
Bayerische Motoren Werke AG	31	2,260
Covestro AG (a)	7	375
Daimler AG	80	4,451
Deutsche Telekom AG	165	2,858
Muenchener Rueckversicherungs AG	8	2,039
SAP SE	15	2,101
Siemens AG	31	3,641
Siemens Healthineers AG (a)	1	27
Telefonica Deutschland Holding AG	53	148
Other Securities		17,320
		46,357
Switzerland 11.0%
Alcon AG (b)	10	619
Glencore PLC	1,066	3,707
Nestle SA	72	7,475
Novartis AG	60	5,455
Roche Holding AG	16	4,518
Zurich Insurance Group AG	7	2,395
Other Securities		13,012
		37,181
Netherlands 8.5%
ING Groep N.V.	185	2,149
NN Group N.V.	16	661
Royal Dutch Shell PLC - Class A	408	13,347
Unilever N.V. - CVA	34	2,069
Other Securities		10,297
		28,523
Spain 6.3%
Banco Bilbao Vizcaya Argentaria SA	386	2,156
Banco Santander SA	1,294	5,993
Endesa SA (c)	27	694
Iberdrola, S.A.	276	2,749
Repsol SA	119	1,875
Telefonica SA	359	2,949
Other Securities		4,819
		21,235
	Shares/Par[1]	Value ($)
Italy 5.0%
Enel SpA	490	3,422
ENI SpA	224	3,738
Intesa Sanpaolo SpA	980	2,096
UniCredit S.p.A.	171	2,102
Other Securities		5,345
		16,703
Sweden 3.7%
Other Securities		12,312
Belgium 1.5%
Anheuser-Busch InBev	27	2,383
Other Securities		2,728
		5,111
Norway 1.4%
Equinor ASA	71	1,396
Telenor ASA	28	594
Other Securities		2,647
		4,637
Finland 1.3%
Other Securities		4,376
Denmark 1.3%
Other Securities		4,334
Australia 0.6%
BHP Group PLC	85	2,180
Ireland 0.6%
Other Securities		2,062
Luxembourg 0.6%
Other Securities		1,865
Austria 0.5%
Other Securities		1,831
Portugal 0.3%
Other Securities		1,100
South Africa 0.0%
Other Securities		101
Total Common Stocks (cost $325,721)		325,423
PREFERRED STOCKS 1.4%
Germany 1.3%
Volkswagen AG (d)	18	3,089
Other Securities		1,154
		4,243
Switzerland 0.1%
Other Securities		406
Total Preferred Stocks (cost $4,584)		4,649
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	1,953	1,953
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	410	408
Total Short Term Investments (cost $2,361)		2,361
Total Investments 98.7% (cost $332,666)		332,433
Other Derivative Instruments 0.0%		116
Other Assets and Liabilities, Net 1.3%		4,376
Total Net Assets 100.0%		336,925

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,087 and 0.6%, respectively.

(b) Non-income producing security.

(c) All or a portion of the security was on loan.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) The coupon rate represents the yield to maturity.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	91	September 2019	EUR	3,141	35	15
FTSE 100 Index	18	September 2019	GBP	1,323	7	5
					42	20

Forward Foreign Currency Contract

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	09/18/19	EUR	118	136	1
EUR/USD	CIT	09/18/19	EUR	3,599	4,120	57
EUR/USD	HSB	09/18/19	EUR	1,145	1,312	8
EUR/USD	JPM	09/18/19	EUR	1,051	1,204	—
EUR/USD	UBS	09/18/19	EUR	1,487	1,702	—
GBP/USD	BOA	09/18/19	GBP	64	81	—
GBP/USD	CIT	09/18/19	GBP	64	81	—
GBP/USD	HSB	09/18/19	GBP	64	81	—
GBP/USD	JPM	09/18/19	GBP	64	81	—
GBP/USD	RBC	09/18/19	GBP	1,655	2,108	13
GBP/USD	SGA	09/18/19	GBP	359	457	(1)
GBP/USD	UBS	09/18/19	GBP	577	734	—
USD/EUR	BMO	09/18/19	EUR	(237)	(271)	(1)
USD/EUR	CIT	09/18/19	EUR	(102)	(116)	(1)
USD/EUR	CIT	09/18/19	EUR	(34)	(39)	—
USD/EUR	SCB	09/18/19	EUR	(4,922)	(5,633)	—
USD/GBP	CIT	09/18/19	GBP	(74)	(94)	(1)
USD/GBP	CIT	09/18/19	GBP	(74)	(94)	—
USD/GBP	UBS	09/18/19	GBP	(1,866)	(2,379)	(1)
					3,471	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund *
COMMON STOCKS 96.8%
Industrials 17.6%
Avis Budget Group, Inc. (a)	34	1,209
Carlisle Cos. Inc.	9	1,274
Equifax Inc.	10	1,406
Hubbell Inc.	10	1,324
IDEX Corporation	7	1,187
Masco Corp.	29	1,141
WESCO International, Inc. (a)	21	1,081
Xylem Inc.	15	1,240
Other Securities		66,281
		76,143
Real Estate 13.6%
Alexandria Real Estate Equities, Inc.	9	1,213
Brixmor Property Group Inc.	63	1,125
Camden Property Trust	11	1,109
Corepoint Lodging Inc.	6	74
Duke Realty Corp.	39	1,232
KiMcO Realty Corporation	77	1,418
Starwood Property Trust, Inc.	49	1,123
W.P. Carey Inc.	13	1,075
Other Securities		50,646
		59,015
Consumer Discretionary 12.9%
AutoZone, Inc. (a)	1	1,203
HanesBrands Inc.	68	1,173
Polaris Industries Inc.	13	1,149
Williams-Sonoma Inc. (b)	20	1,269
Other Securities		51,043
		55,837
Financials 12.1%
First American Financial Corporation	22	1,155
First Republic Bank	12	1,146
LPL Financial Holdings Inc.	13	1,075
MSCI Inc.	5	1,086
Other Securities		48,083
		52,545
Information Technology 12.0%
Akamai Technologies, Inc. (a)	16	1,294
Booz Allen Hamilton Holding Corporation - Class A	18	1,195
Broadridge Financial Solutions, Inc.	9	1,086
CDW Corp.	12	1,385
First Solar Inc. (a)	17	1,126
Global Payments Inc.	8	1,348
Synopsys Inc. (a)	9	1,103
Total System Services Inc.	10	1,227
Other Securities		42,104
		51,868
Materials 7.6%
Avery Dennison Corporation	12	1,417
International Flavors & Fragrances Inc.	9	1,257
Sonoco Products Co.	18	1,197
Vulcan Materials Co.	11	1,498
	Shares/Par[1]	Value ($)
Other Securities		27,609
		32,978
Health Care 6.3%
Catalent Inc. (a)	7	402
Mettler-Toledo International Inc. (a)	2	1,388
ResMed Inc.	10	1,174
Varian Medical Systems, Inc. (a)	9	1,272
Waters Corp. (a)	5	1,102
WellCare Health Plans, Inc. (a)	5	1,297
Other Securities		20,855
		27,490
Utilities 4.0%
Atmos Energy Corporation	13	1,420
NiSource Inc.	47	1,365
OGE Energy Corp.	33	1,400
Other Securities		13,165
		17,350
Communication Services 3.9%
Cars.com Inc. (a)	17	341
Interpublic Group of Cos. Inc.	54	1,223
TEGNA Inc.	56	846
Tribune Media Co. - Class A	27	1,247
Other Securities		13,338
		16,995
Energy 3.6%
Other Securities		15,539
Consumer Staples 3.2%
Casey's General Stores Inc.	9	1,348
Performance Food Group Company (a)	27	1,084
Other Securities		11,686
		14,118
Total Common Stocks (cost $415,515)		419,878
SHORT TERM INVESTMENTS 5.5%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	14,028	14,028
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	8,939	8,939
U.S. Treasury Securities 0.2%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	680	677
Total Short Term Investments (cost $23,644)		23,644
Total Investments 102.3% (cost $439,159)		443,522
Other Derivative Instruments 0.0%		143
Other Assets and Liabilities, Net (2.3)%		(9,974)
Total Net Assets 100.0%		433,691

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	60	September 2019	4,675	52	26
S&P Midcap 400 Index	40	September 2019	7,749	91	51
				143	77

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund *
COMMON STOCKS 98.6%
Consumer Staples 14.7%
Archer-Daniels-Midland Company	285	11,615
Coca-Cola Co.	826	42,055
Colgate-Palmolive Co.	168	12,041
Costco Wholesale Corporation	100	26,547
Kroger Co.	621	13,492
PepsiCo Inc.	318	41,755
Philip Morris International Inc.	389	30,541
Procter & Gamble Co.	461	50,541
Walmart Inc.	595	65,794
Other Securities		117,369
		411,750
Information Technology 14.5%
Apple Inc.	145	28,670
Cisco Systems, Inc.	222	12,127
Corning Inc.	426	14,164
International Business Machines Corp.	327	45,053
MasterCard Incorporated - Class A	85	22,439
Microsoft Corp.	219	29,342
Motorola Solutions Inc.	95	15,916
QUALCOMM Inc.	243	18,463
Visa Inc. - Class A	133	23,067
Other Securities		196,542
		405,783
Consumer Discretionary 14.2%
Dollar General Corp.	96	12,959
Ford Motor Co.	1,313	13,427
General Motors Company	451	17,378
Home Depot Inc.	94	19,508
McDonald's Corp.	188	39,140
Nike Inc. - Class B	182	15,273
Starbucks Corp.	191	15,988
Target Corporation	467	40,426
TJX Cos. Inc.	246	13,014
Other Securities		209,716
		396,829
Health Care 11.5%
Anthem, Inc.	80	22,712
CVS Health Corp.	661	36,000
Gilead Sciences Inc.	177	11,972
Johnson & Johnson	379	52,722
Merck & Co., Inc.	372	31,220
Pfizer Inc.	446	19,324
Other Securities		149,641
		323,591
Industrials 10.3%
3M Company	70	12,047
Lockheed Martin Corp.	46	16,852
The Boeing Company	35	12,894
Union Pacific Corp.	74	12,476
	Shares/Par[1]	Value ($)
Other Securities		233,872
		288,141
Financials 7.9%
American International Group, Inc.	459	24,476
The Travelers Companies, Inc.	124	18,558
Other Securities		178,551
		221,585
Communication Services 7.2%
AT&T Inc.	935	31,318
Verizon Communications Inc.	1,056	60,357
Walt Disney Co.	257	35,913
Other Securities		73,051
		200,639
Energy 6.4%
Chevron Corp.	258	32,052
ConocoPhillips	373	22,743
Exxon Mobil Corporation	392	30,071
Phillips 66	168	15,745
Valero Energy Corporation	198	16,987
Other Securities		61,951
		179,549
Real Estate 6.3%
Other Securities		175,513
Materials 2.9%
LyondellBasell Industries N.V. - Class A	186	16,016
Other Securities		65,175
		81,191
Utilities 2.7%
Exelon Corporation	276	13,253
Other Securities		63,992
		77,245
Total Common Stocks (cost $2,685,230)		2,761,816
SHORT TERM INVESTMENTS 5.6%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (b)	139,339	139,339
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (a) (b)	9,787	9,787
U.S. Treasury Securities 0.3%
U.S. Treasury Bill
2.27%, 09/12/19 (c) (d)	8,405	8,370
Total Short Term Investments (cost $157,496)		157,496
Total Investments 104.2% (cost $2,842,726)		2,919,312
Other Derivative Instruments 0.0%		909
Other Assets and Liabilities, Net (4.2)%		(118,794)
Total Net Assets 100.0%		2,801,427

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	193	September 2019	15,117	275	5
S&P 500 Index	187	September 2019	27,500	639	29
				914	34

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Forward Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	BOA	09/18/19	GBP	285	363	(1)
GBP/USD	CIT	09/18/19	GBP	285	363	(1)
GBP/USD	HSB	09/18/19	GBP	285	363	(1)
GBP/USD	JPM	09/18/19	GBP	285	363	(1)
GBP/USD	UBS	09/18/19	GBP	217	277	(1)
USD/GBP	SGA	09/18/19	GBP	(1,357)	(1,729)	—
					—	(5)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.6%
Information Technology 37.2%
Accenture Public Limited Company - Class A (a)	508	93,782
Applied Materials, Inc.	1,413	63,478
Automatic Data Processing, Inc.	563	93,011
Citrix Systems Inc. (a)	765	75,052
F5 Networks Inc. (b)	475	69,145
Intuit Inc.	371	96,887
Jack Henry & Associates Inc. (a)	205	27,428
Lam Research Corp. (a)	497	93,377
MasterCard Incorporated - Class A (a)	132	34,891
NetApp, Inc.	811	50,029
NVIDIA Corporation	270	44,381
Paychex Inc.	1,138	93,688
Skyworks Solutions, Inc. (a)	333	25,753
Texas Instruments Incorporated (a)	790	90,672
		951,574
Consumer Discretionary 29.0%
Best Buy Co., Inc.	1,183	82,503
Capri Holdings Limited (a) (b)	417	14,456
Gap Inc. (a)	3,041	54,649
H & R Block, Inc. (a)	2,096	61,415
Nike Inc. - Class B	668	56,076
Nordstrom Inc. (a)	1,554	49,513
Ross Stores Inc. (a)	903	89,548
Starbucks Corp.	568	47,590
TJX Cos. Inc.	1,620	85,651
Tractor Supply Co.	905	98,444
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	292	101,245
		741,090
Industrials 21.7%
3M Company	274	47,492
Expeditors International of Washington Inc. (a)	1,122	85,101
Fastenal Co.	1,897	61,836
Huntington Ingalls Industries Inc. (a)	130	29,208
Illinois Tool Works Inc. (a)	596	89,889
JB Hunt Transport Services Inc. (a)	251	22,984
Robert Half International Inc.	1,212	69,085
Rockwell Automation Inc. (a)	470	77,090
Rollins Inc. (a)	1,307	46,881
	Shares/Par[1]	Value ($)
United Parcel Service Inc. - Class B (a)	247	25,501
		555,067
Consumer Staples 6.1%
Clorox Co. (a)	540	82,641
Hershey Co.	545	73,041
		155,682
Health Care 5.6%
Align Technology, Inc. (b)	115	31,619
Mettler-Toledo International Inc. (a) (b)	133	111,797
		143,416
Total Common Stocks (cost $2,223,094)		2,546,829
SHORT TERM INVESTMENTS 4.0%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	35,322	35,322
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $49,500) acquired on 11/29/17, due 09/30/19 at $47,412	45,000	45,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 09/30/19 at $12,687	12,500	12,500
		92,822
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	7,172	7,172
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	545	543
Total Short Term Investments (cost $100,537)		100,537
Total Investments 103.6% (cost $2,323,631)		2,647,366
Other Derivative Instruments 0.0%		46
Other Assets and Liabilities, Net (3.6)%		(90,945)
Total Net Assets 100.0%		2,556,467

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	69	September 2019	10,131	46	27

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.5%
Communication Services 10.2%
AT&T Inc.	1,569	52,593
CenturyLink Inc. (a)	2,358	27,730
Comcast Corporation - Class A (a)	2,462	104,091
Omnicom Group Inc. (a)	1,976	161,916
Verizon Communications Inc.	922	52,677
Walt Disney Co.	838	116,964
		515,971
Real Estate 9.6%
KiMcO Realty Corporation (a)	8,583	158,618
Ventas, Inc.	2,352	160,773
Welltower Inc. (a)	2,058	167,791
		487,182
Utilities 9.5%
Consolidated Edison Inc. (a)	1,810	158,733
Duke Energy Corporation	1,692	149,269
Southern Co. (a)	3,119	172,396
		480,398
Materials 9.4%
Air Products and Chemicals, Inc.	863	195,423
Linde Public Limited Company (a)	306	61,528
LyondellBasell Industries N.V. - Class A	446	38,372
Nucor Corp. (a)	2,385	131,388
PPG Industries Inc. (a)	419	48,870
		475,581
Information Technology 9.4%
Cisco Systems, Inc.	1,020	55,823
International Business Machines Corp.	1,075	148,260
Maxim Integrated Products, Inc. (a)	861	51,531
Paychex Inc.	685	56,327
QUALCOMM Inc.	731	55,613
Texas Instruments Incorporated (a)	931	106,886
		474,440
Industrials 9.2%
Cummins Inc.	980	167,995
Eaton Corporation Public Limited Company	604	50,311
PACCAR Inc. (a)	2,208	158,188
United Parcel Service Inc. - Class B (a)	849	87,638
		464,132
Energy 9.1%
Exxon Mobil Corporation	1,831	140,346
Kinder Morgan, Inc.	2,841	59,311
ONEOK Inc. (a)	2,285	157,257
Valero Energy Corporation (a)	1,186	101,553
		458,467
Consumer Staples 9.0%
Altria Group, Inc.	1,749	82,821
Archer-Daniels-Midland Company (a)	1,104	45,038
	Shares/Par[1]	Value ($)
Coca-Cola Co.	3,126	159,170
Kimberly-Clark Corp. (a)	1,258	167,623
		454,652
Financials 8.9%
Invesco Ltd. (a)	2,082	42,606
MetLife, Inc. (a)	2,130	105,779
People's United Financial Inc. (a)	8,238	138,234
Principal Financial Group, Inc.	2,787	161,431
		448,050
Health Care 7.9%
AbbVie Inc.	523	38,043
Amgen Inc. (a)	481	88,550
Cardinal Health, Inc. (a)	2,714	127,831
Johnson & Johnson	1,048	145,952
		400,376
Consumer Discretionary 7.3%
Harley-Davidson Inc. (a)	3,594	128,777
Leggett & Platt Inc. (a)	2,366	90,790
Nordstrom Inc. (a)	990	31,532
Target Corporation (a)	1,331	115,308
		366,407
Total Common Stocks (cost $4,788,282)		5,025,656
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	47,034	47,034
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $99,000) acquired on 11/29/17, due 09/30/19 at $94,874	90,000	90,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $13,751) acquired on 03/22/19, due 09/30/19 at $12,687	12,500	12,500
		149,534
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	13,916	13,916
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (d) (e)	1,150	1,145
Total Short Term Investments (cost $164,595)		164,595
Total Investments 102.8% (cost $4,952,877)		5,190,251
Other Derivative Instruments 0.0%		102
Other Assets and Liabilities, Net (2.8)%		(140,485)
Total Net Assets 100.0%		5,049,868

(a) All or a portion of the security was on loan.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	153	September 2019	22,305	102	218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund *
COMMON STOCKS 98.5%
Japan 22.9%
Mitsubishi Chemical Holdings Corporation	46	325
Mitsubishi Tanabe Pharma Corp.	16	174
Other Securities		11,724
		12,223
United Kingdom 15.1%
Antofagasta PLC	33	392
Aviva PLC	75	400
Burberry Group Plc	17	394
HSBC Holdings PLC	52	433
Legal & General Group PLC	116	396
Mondi plc	17	394
Rio Tinto PLC	7	447
RSA INSURANCE GROUP PLC	54	397
Unilever PLC	8	498
Other Securities		4,332
		8,083
Australia 12.5%
Fortescue Metals Group Ltd.	63	399
Other Securities		6,282
		6,681
Canada 8.9%
Canadian Natural Resources Ltd.	16	431
Imperial Oil Ltd.	17	462
Manulife Financial Corp. (a)	27	487
Restaurant Brands International Limited Partnership	7	508
Sun Life Financial Inc.	12	489
Teck Resources Ltd. - Class B	20	459
Other Securities		1,940
		4,776
France 8.2%
AXA SA	17	445
Capgemini SA	4	443
Carrefour SA (a)	21	412
Peugeot SA	17	410
Sanofi SA	5	445
Schneider Electric SE	5	498
Sodexo SA	3	409
Veolia Environnement	19	470
VINCI	5	464
Other Securities		367
		4,363
Spain 4.5%
ACS, Actividades de Construccion y Servicios, S.A.	10	383
AENA, S.M.E., S.A. (b)	2	477
Banco Bilbao Vizcaya Argentaria SA	70	389
Red Electrica Corporacion, S.A.	20	411
Repsol SA (a)	24	384
Other Securities		345
		2,389
Netherlands 4.1%
Koninklijke KPN NV	137	419
Koninklijke Philips Electronics NV	11	476
Royal Dutch Shell PLC - Class A	14	441
Unilever N.V. - CVA	8	481
Other Securities		371
		2,188
Switzerland 3.8%
Alcon AG (c)	1	56
LafargeHolcim Ltd. (a)	9	435
Novartis AG	5	423
Swisscom AG (a)	1	459
Zurich Insurance Group AG	1	447
Other Securities		194
		2,014
Italy 3.7%
Assicurazioni Generali SpA	24	454
Atlantia SpA	18	473
Mediobanca SpA	44	450
	Shares/Par[1]	Value ($)
Snam Rete Gas SpA (a)	87	433
Other Securities		184
		1,994
Germany 2.0%
Deutsche Telekom AG	26	448
Muenchener Rueckversicherungs AG	2	457
Other Securities		144
		1,049
Sweden 2.0%
AB SKF - Class B	22	411
Telia Co. AB	97	433
Other Securities		200
		1,044
Singapore 1.8%
Other Securities		971
Belgium 1.7%
Other Securities		916
Finland 1.3%
Other Securities		722
Denmark 1.3%
Novo Nordisk A/S - Class B	9	440
Other Securities		276
		716
Norway 1.2%
Telenor ASA	21	455
Other Securities		193
		648
Hong Kong 1.0%
Other Securities		514
South Korea 0.8%
Other Securities		413
Ireland 0.6%
Other Securities		295
Israel 0.4%
Other Securities		224
Luxembourg 0.4%
Other Securities		221
New Zealand 0.3%
Other Securities		163
Total Common Stocks (cost $53,991)		52,607
RIGHTS 0.1%
Spain 0.1%
ACS, Actividades de Construccion y Servicios, S.A. (c)	10	15
Repsol, S.A. (c)	24	14
Total Rights (cost $30)		29
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	1,792	1,792
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	473	473
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	50	50
Total Short Term Investments (cost $2,315)		2,315
Total Investments 102.9% (cost $56,336)		54,951
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (2.9)%		(1,572)
Total Net Assets 100.0%		53,382

(a) All or a portion of the security was on loan.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $477 and 0.9%, respectively.

(c) Non-income producing security.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/S&P International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	6	September 2019	561	3	16

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	UBS	07/02/19	CAD	24	18	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 99.6%
Consumer Discretionary 26.7%
Best Buy Co., Inc.	718	50,059
Capri Holdings Limited (a)	425	14,727
Foot Locker Inc.	1,134	47,526
Goodyear Tire & Rubber Co.	2,603	39,819
H & R Block, Inc.	2,000	58,609
Harley-Davidson Inc.	2,016	72,221
Kohl's Corp.	1,154	54,882
Lennar Corp. - Class A	472	22,873
Limited Brands Inc.	2,042	53,289
Pulte Homes Inc.	3,029	95,764
Ralph Lauren Corp. - Class A	490	55,693
Starbucks Corp.	752	63,063
		628,525
Information Technology 25.4%
Ads Alliance Data Systems Inc.	130	18,183
Applied Materials, Inc.	767	34,425
DXC Technology Company	1,139	62,824
HP Inc.	3,653	75,936
International Business Machines Corp.	606	83,599
Lam Research Corp.	490	92,096
Seagate Technology Public Limited Company	577	27,198
Western Digital Corp.	1,082	51,469
Western Union Co.	4,436	88,238
Xerox Corp.	1,798	63,679
		597,647
Health Care 17.4%
AmerisourceBergen Corporation	617	52,621
Amgen Inc.	274	50,540
Biogen Inc. (a)	69	16,113
Cardinal Health, Inc.	1,534	72,237
Celgene Corp. (a)	396	36,647
Gilead Sciences Inc.	1,156	78,118
McKesson Corporation	649	87,234
Mylan Holdings Ltd. (a)	790	15,032
		408,542
Consumer Staples 6.9%
Altria Group, Inc.	432	20,458
Hershey Co.	308	41,220
Tyson Foods Inc. - Class A	484	39,106
Walgreens Boots Alliance Inc.	1,109	60,637
		161,421
Communication Services 6.7%
Comcast Corporation - Class A	1,571	66,439
	Shares/Par[1]	Value ($)
Omnicom Group Inc. (b)	1,119	91,681
		158,120
Materials 4.9%
Eastman Chemical Co.	273	21,278
International Paper Co.	1,116	48,325
LyondellBasell Industries N.V. - Class A	274	23,595
Westrock Company, Inc.	607	22,122
		115,320
Industrials 4.0%
Nielsen Holdings plc	1,189	26,864
Southwest Airlines Co.	930	47,204
United Parcel Service Inc. - Class B	206	21,309
		95,377
Real Estate 3.8%
KiMcO Realty Corporation	4,852	89,668
Energy 2.7%
HollyFrontier Corp.	902	41,751
Marathon Petroleum Corporation	376	21,027
		62,778
Utilities 1.1%
NRG Energy Inc.	744	26,120
Total Common Stocks (cost $2,434,922)		2,343,518
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	3,174	3,174
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	741	741
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	470	468
Total Short Term Investments (cost $4,383)		4,383
Total Investments 99.8% (cost $2,439,305)		2,347,901
Other Derivative Instruments 0.0%		39
Other Assets and Liabilities, Net 0.2%		5,021
Total Net Assets 100.0%		2,352,961

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	58	September 2019	8,400	39	138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 29.3%
American Eagle Outfitters, Inc.	152	2,563
Bed Bath & Beyond Inc. (a)	381	4,422
Carter's Inc.	31	3,060
Cheesecake Factory Inc.	61	2,667
Deckers Outdoor Corp. (b)	37	6,448
Dick's Sporting Goods Inc.	73	2,540
Domino's Pizza, Inc.	11	3,192
Dunkin' Brands Group Inc.	40	3,204
Gentex Corp.	248	6,108
NVR, Inc. (b)	1	3,687
Papa John's International Inc. (a)	66	2,954
Six Flags Operations Inc.	52	2,572
Texas Roadhouse Inc.	51	2,763
The Michaels Companies, Inc. (b)	183	1,595
Thor Industries Inc.	51	2,987
Toll Brothers Inc.	89	3,274
Urban Outfitters Inc. (b)	116	2,647
Williams-Sonoma Inc.	147	9,569
		66,252
Industrials 15.3%
Acuity Brands, Inc.	22	3,048
AECOM (b)	36	1,349
AGCO Corporation	46	3,595
Deluxe Corp.	17	674
Genesee & Wyoming Inc. - Class A (b)	35	3,510
ITT Industries Holdings, Inc.	40	2,599
Landstar System Inc.	59	6,408
Lincoln Electric Holdings Inc.	21	1,734
MSA Safety Inc.	7	724
Old Dominion Freight Line Inc.	20	2,974
Oshkosh Corp.	44	3,646
Regal-Beloit Corp.	9	758
XPO Logistics Inc. (a) (b)	60	3,450
		34,469
Information Technology 13.7%
Belden Inc.	23	1,343
CDK Global, Inc.	50	2,452
Cirrus Logic Inc. (b)	45	1,966
Cognex Corp.	65	3,113
CommVault Systems Inc. (b)	50	2,464
J2 Cloud Services, LLC	54	4,815
Leidos Holdings Inc.	41	3,300
LogMeIn, Inc.	79	5,834
MAXIMUS Inc.	10	695
National Instruments Corp.	29	1,227
NCR Corporation (b)	22	684
Teradyne Inc.	63	3,000
		30,893
Materials 12.6%
Domtar Corp. (c)	38	1,692
Eagle Materials Inc.	38	3,490
Louisiana-Pacific Corp.	228	5,990
Olin Corp.	159	3,473
Reliance Steel & Aluminum Co.	37	3,533
Scotts Miracle-Gro Co. - Class A	35	3,461
Steel Dynamics Inc.	227	6,859
		28,498
	Shares/Par[1]	Value ($)
Financials 10.1%
American Financial Group, Inc.	46	4,764
Brighthouse Financial, Inc. (b)	88	3,214
Evercore Inc. - Class A	65	5,770
Green Dot Corporation - Class A (b)	57	2,780
Hanover Insurance Group Inc.	13	1,678
Interactive Brokers Group, Inc. (c)	14	739
Navient Corporation	106	1,443
SEI Investments Co.	45	2,535
		22,923
Real Estate 6.5%
Brixmor Property Group Inc.	345	6,160
EPR Properties	30	2,203
Hospitality Properties Trust	27	685
Senior Housing Properties Trust	305	2,526
Tanger Factory Outlet Centers Inc. (a)	196	3,184
		14,758
Communication Services 4.2%
AMC Networks, Inc. - Class A (b)	98	5,335
Cars.com Inc. (b)	54	1,071
TEGNA Inc.	205	3,111
		9,517
Consumer Staples 3.6%
Ingredion Inc.	31	2,567
Lancaster Colony Corp.	5	693
Sprouts Farmers Market, Inc. (b)	254	4,792
		8,052
Health Care 2.3%
Exelixis, Inc. (b)	135	2,878
Mednax, Inc. (b)	94	2,360
		5,238
Energy 2.2%
EQT Corporation	159	2,511
Patterson-UTI Energy Inc.	217	2,498
		5,009
Total Common Stocks (cost $230,671)		225,609
SHORT TERM INVESTMENTS 2.1%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	4,553	4,553
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	163	163
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	45	45
Total Short Term Investments (cost $4,761)		4,761
Total Investments 101.9% (cost $235,432)		230,370
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net (1.9)%		(4,406)
Total Net Assets 100.0%		225,969

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/S&P Mid 3 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	2	September 2019	381	5	9

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 99.8%
Information Technology 31.0%
Ads Alliance Data Systems Inc.	120	16,740
Applied Materials, Inc.	1,722	77,335
Cisco Systems, Inc.	1,395	76,344
Citrix Systems Inc.	195	19,145
Hewlett Packard Enterprise Company	1,590	23,775
HP Inc.	3,040	63,203
Juniper Networks, Inc.	1,671	44,500
Lam Research Corp.	405	76,094
NetApp, Inc.	637	39,274
Oracle Corporation	395	22,497
QUALCOMM Inc.	754	57,358
Western Digital Corp.	1,298	61,719
Xerox Corp.	1,463	51,810
		629,794
Consumer Discretionary 20.2%
Best Buy Co., Inc.	662	46,172
eBay Inc.	554	21,887
Foot Locker Inc.	913	38,277
Kohl's Corp.	319	15,188
Lennar Corp. - Class A	429	20,789
Limited Brands Inc.	2,428	63,378
Macy's, Inc.	1,456	31,234
Newell Brands Inc.	3,397	52,388
Tapestry Inc.	1,139	36,130
Target Corporation	585	50,666
Yum! Brands Inc.	302	33,449
		409,558
Financials 15.7%
Ameriprise Financial, Inc.	350	50,858
Capital One Financial Corporation	239	21,666
Charles Schwab Corp.	449	18,055
Discover Financial Services	337	26,112
E*TRADE Financial Corp.	420	18,736
Franklin Resources Inc. (a)	2,091	72,761
Loews Corp.	879	48,042
MetLife, Inc.	936	46,505
State Street Corp.	303	17,001
		319,736
Industrials 10.5%
American Airlines Group Inc. (a)	648	21,144
Dover Corp.	786	78,716
General Electric Co.	2,029	21,298
Johnson Controls International Public Limited Company	695	28,718
	Shares/Par[1]	Value ($)
Pentair Public Limited Company	604	22,458
Textron Inc.	761	40,376
		212,710
Health Care 7.2%
Allergan Public Limited Company	137	22,926
Amgen Inc.	343	63,133
Cardinal Health, Inc.	1,274	60,021
		146,080
Materials 4.9%
CF Industries Holdings Inc.	1,014	47,360
Sealed Air Corporation	1,242	53,137
		100,497
Communication Services 4.7%
CenturyLink Inc.	1,560	18,348
Dish Network Corporation - Class A (b)	743	28,530
Viacom Inc. - Class B	1,604	47,920
		94,798
Real Estate 3.7%
KiMcO Realty Corporation	2,482	45,875
Ventas, Inc.	439	29,979
		75,854
Consumer Staples 1.9%
Molson Coors Brewing Company - Class B	326	18,224
Walgreens Boots Alliance Inc.	383	20,930
		39,154
Total Common Stocks (cost $2,071,261)		2,028,181
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	7,061	7,061
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (e) (f)	365	363
Total Short Term Investments (cost $7,424)		7,424
Total Investments 100.1% (cost $2,078,685)		2,035,605
Other Derivative Instruments 0.0%		29
Other Assets and Liabilities, Net (0.1)%		(2,914)
Total Net Assets 100.0%		2,032,720

(a) All or a portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	43	September 2019	6,228	29	102

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.0%
U.S. Treasury Securities 27.9%
U.S. Treasury Note
2.50%, 01/31/24	10,750	11,099
2.75%, 02/28/25	14,030	14,731
2.25%, 08/15/27 - 11/15/27	33,060	33,829
2.63%, 01/31/26 - 02/15/29	41,450	43,453
		103,112
Mortgage-Backed Securities 19.1%
Federal National Mortgage Association, Inc.
2.77%, 06/01/23	2,943	3,011
2.48%, 01/01/27	4,500	4,517
3.03%, 06/01/27	2,025	2,090
3.63%, 07/01/28	2,375	2,584
3.16%, 12/01/31	1,155	1,203
5.00%, 08/01/48	1,839	1,949
5.00%, 08/01/48 - 11/01/48 (a)	20,837	22,048
TBA, 4.50%, 08/15/48 (a)	14,565	15,220
4.50%, 02/01/49	17,134	17,914
		70,536
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Series A2-KP03, REMIC, 1.78%, 07/25/19	63	63
Total Government And Agency Obligations (cost $168,824)		173,711
CORPORATE BONDS AND NOTES 21.2%
Financials 15.4%
American Express Company
2.20%, 10/30/20	3,195	3,189
Bank of America Corporation
3.56%, 04/23/27	4,400	4,583
Citigroup Inc.
3.53%, (3M USD LIBOR + 0.95%), 07/24/23 (b)	5,655	5,682
Daimler Finance North America LLC
3.10%, 05/04/20 (c)	5,010	5,040
3.35%, 05/04/21 (c)	6,280	6,367
Ford Motor Credit Company LLC
2.43%, 06/12/20	4,480	4,467
3.81%, 10/12/21	2,520	2,555
General Motors Financial Company, Inc.
3.55%, 04/09/21	3,040	3,089
5.10%, 01/17/24	4,055	4,335
JPMorgan Chase & Co.
2.75%, 06/23/20	1,360	1,365
MassMutual Global Funding II
1.95%, 09/22/20 (c)	3,675	3,665
Reliance Standard Life Global Funding II
2.50%, 01/15/20 (c)	3,295	3,300
UBS AG
2.45%, 12/01/20 (c)	2,330	2,331
Wells Fargo & Company
3.81%, (3M USD LIBOR + 1.23%), 10/31/23 (b)	5,565	5,670
3.75%, 01/24/24	1,145	1,205
		56,843
Health Care 4.3%
Becton, Dickinson and Company
2.40%, 06/05/20	3,565	3,562
Bristol-Myers Squibb Company
2.72%, (3M USD LIBOR + 0.20%), 11/16/20 (b) (c)	2,700	2,701
Cigna Corporation
3.20%, 09/17/20 (c)	6,890	6,951
CVS Health Corporation
3.70%, 03/09/23	2,465	2,544
		15,758
Materials 0.6%
The Sherwin-Williams Company
2.25%, 05/15/20	2,315	2,311
Energy 0.5%
Energy Transfer LP
4.05%, 03/15/25	1,855	1,930
	Shares/Par[1]	Value ($)
Information Technology 0.4%
International Business Machines Corporation
2.80%, 05/13/21	1,685	1,702
Total Corporate Bonds And Notes (cost $77,334)		78,544
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.8%
American Airlines, Inc.
Series 2013-A-2, 4.95%, 01/15/23	758	795
Avis Budget Rental Car Funding (AESOP) LLC
Series 2014-A-1A, 2.46%, 07/20/19 (c)	415	415
Series 2019-A-1A, REMIC, 3.45%, 03/20/22 (c)	1,480	1,515
Bank Of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (c)	686	686
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	777	787
COMM Mortgage Trust
Series 2012-ASB-CR4, REMIC, 2.44%, 07/15/22	3,081	3,076
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	513	530
GS Mortgage Securities Corp Trust
Series 2014-A3-GC22, REMIC, 3.52%, 06/11/21	6,063	6,172
Series 2013-AAB-GC14, REMIC, 3.82%, 04/10/23	1,879	1,934
Hertz Vehicle Financing II LP
Series 2016-A-2A, 2.95%, 03/25/21 (c)	2,030	2,044
Series 2016-A-4A, 2.65%, 07/25/21 (c)	1,130	1,131
Series 2019-A-1A, 3.71%, 03/25/22 (c)	2,165	2,223
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2012-ASB-LC9, REMIC, 2.44%, 08/17/22	2,920	2,927
Northwest Airlines, LLC
Series 2007-A-1, 7.03%, 11/01/19	2,662	2,698
Residential Funding Company, LLC
Series 2006-AI3-HSA2, REMIC, 5.55%, 11/25/27 (b)	1,522	733
UBS Commercial Mortgage Trust
Series 2018-A1-C11, 3.21%, 04/17/23	2,117	2,156
Ubs-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 06/12/20	1,076	1,077
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	200	212
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,397	1,521
Series 2012-A-1, 5.90%, 10/01/24	4,167	4,567
Wells Fargo Commercial Mortgage Trust
Series 2013-ASB-LC12, REMIC, 3.93%, 04/17/23 (b)	4,235	4,384
WFRBS Commercial Mortgage Trust
Series 2013-A3-C18, REMIC, 3.65%, 11/18/20	3,290	3,342
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	4,435	4,513
Series 2012-ASB-C10, REMIC, 2.45%, 07/15/22	2,104	2,107
Series 2013-A3-C13, REMIC, 2.75%, 03/17/23	1,735	1,758
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	1,182	1,214
Series 2014-A2-LC14, REMIC, 2.86%, 03/15/47	101	100
Total Non-U.S. Government Agency Asset-Backed Securities (cost $54,394)		54,617
SHORT TERM INVESTMENTS 25.6%
Treasury Securities 19.9%
U.S. Treasury Bill
2.21%, 12/05/19 (d)	64,005	63,438
2.16%, 12/19/19 (d)	10,000	9,903
		73,341

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Investment Companies 5.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	21,210	21,210
Total Short Term Investments (cost $94,552)		94,551
Total Investments 108.6% (cost $395,104)		401,423
Other Derivative Instruments (0.0)%		(57)
Other Assets and Liabilities, Net (8.6)%		(31,700)
Total Net Assets 100.0%		369,666

(a) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $37,249.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $38,369 and 10.4%, respectively.

(d) The coupon rate represents the yield to maturity.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Scout Unconstrained Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(692)	September 2019	EUR	(118,420)	(94)	(1,255)

JNL/Scout Unconstrained Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection[4]
CDX.NA.HY.32 (Q)	5.00	06/24/24	(19,050)	1,437	17	463
CDX.NA.IG.31 (Q)	1.00	12/20/23	(13,730)	309	6	239
CDX.NA.IG.32 (Q)	1.00	06/20/24	(29,020)	621	14	178
				2,367	37	880

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund *
COMMON STOCKS 99.0%
Information Technology 28.4%
Apple Inc.	383	75,874
ASML Holding - ADR	417	86,707
Fiserv Inc. (a)	966	88,056
Intuit Inc.	589	153,923
Marvell Technology Group Ltd	3,405	81,275
MasterCard Incorporated - Class A	1,225	324,161
Microsoft Corp.	4,266	571,517
Paypal Holdings, Inc. (a)	1,005	115,021
Salesforce.Com, Inc. (a)	843	127,903
Splunk Inc. (a)	682	85,799
Symantec Corp.	5,415	117,824
Visa Inc. - Class A	2,157	374,285
VMware Inc. - Class A	580	96,893
Workday, Inc. - Class A (a)	512	105,208
Worldpay Inc. - Class A (a)	1,414	173,333
Other Securities		210,779
		2,788,558
Consumer Discretionary 21.8%
Alibaba Group Holding Limited - ADS (a)	1,526	258,630
Amazon.com, Inc. (a)	471	892,441
Aptiv PLC (b)	1,365	110,338
Booking Holdings Inc. (a)	53	99,845
Dollar Tree Inc. (a)	766	82,297
Dollarama Inc.	2,618	92,111
Ferrari N.V.	574	92,582
Las Vegas Sands Corp.	1,176	69,466
McDonald's Corp.	339	70,374
Nike Inc. - Class B	1,256	105,442
Wynn Resorts Ltd.	740	91,801
Other Securities		176,426
		2,141,753
Communication Services 18.4%
Alphabet Inc. - Class A (a)	250	270,700
Alphabet Inc. - Class C (a)	244	263,899
Facebook, Inc. - Class A (a)	2,973	573,853
Netflix, Inc. (a)	445	163,568
Tencent Holdings Limited	4,572	206,485
Tencent Music Entertainment Group - Class A - ADR (a) (c)	3,134	46,980
Walt Disney Co.	1,124	156,965
Other Securities		126,357
		1,808,807
Health Care 12.8%
Anthem, Inc.	334	94,285
Becton, Dickinson and Company	633	159,509
Centene Corporation (a)	1,448	75,926
Cigna Corp.	461	72,603
Intuitive Surgical, Inc. (a)	272	142,804
Stryker Corp.	928	190,695
UnitedHealth Group Incorporated	522	127,321
Vertex Pharmaceuticals Incorporated (a)	815	149,513
Other Securities		241,944
		1,254,600
Industrials 9.8%
Fortive Corporation	1,170	95,340
	Shares/Par[1]	Value ($)
Northrop Grumman Systems Corp.	291	93,970
Roper Industries Inc.	349	127,968
The Boeing Company	996	362,469
TransUnion	1,310	96,319
Other Securities		187,033
		963,099
Financials 3.4%
Charles Schwab Corp.	1,828	73,459
Chubb Limited	486	71,598
TD Ameritrade Holding Corporation	1,818	90,750
Other Securities		93,198
		329,005
Utilities 1.9%
NextEra Energy, Inc.	391	80,141
Sempra Energy	758	104,239
		184,380
Materials 0.9%
Other Securities		92,122
Consumer Staples 0.8%
Philip Morris International Inc.	932	73,216
Energy 0.4%
Other Securities		42,619
Real Estate 0.4%
Other Securities		41,300
Total Common Stocks (cost $6,891,706)		9,719,459
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Other Securities		18,572
Industrials 0.1%
Other Securities		11,817
Real Estate 0.1%
Other Securities		7,713
Total Preferred Stocks (cost $18,243)		38,102
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	45,708	45,708
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	3,539	3,539
T. Rowe Price Government Reserve Fund, 2.48% (d) (e)	21,138	21,138
		24,677
Total Short Term Investments (cost $70,385)		70,385
Total Investments 100.1% (cost $6,980,334)		9,827,946
Other Assets and Liabilities, Net (0.1)%		(5,115)
Total Net Assets 100.0%		9,822,831

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) All or a portion of the security was on loan.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	9,434	0.1
Airbnb, Inc. - Series D	04/16/14	6,792	18,572	0.2
WeWork Companies Inc. - Series E	06/23/15	4,698	7,713	0.1
Xiaoju Kuaizhi Inc. - Series A-17	10/20/15	6,753	11,817	0.1
		26,132	47,536	0.5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund *
COMMON STOCKS 56.9%
Information Technology 10.3%
Apple Inc.	11	2,258
Cisco Systems, Inc.	43	2,357
MasterCard Incorporated - Class A	11	2,903
Microsoft Corp.	79	10,531
Salesforce.Com, Inc. (a)	11	1,732
Visa Inc. - Class A	20	3,537
Other Securities		29,890
		53,208
Financials 8.5%
American International Group, Inc.	58	3,067
Bank of America Corporation	88	2,547
Citigroup Inc.	11	779
Intercontinental Exchange, Inc.	20	1,725
JPMorgan Chase & Co.	14	1,581
Synchrony Financial	4	129
Wells Fargo & Co.	42	2,006
Willis Towers Watson Public Limited Company	9	1,643
Other Securities		30,426
		43,903
Health Care 8.3%
Alcon AG (a)	7	441
Alcon AG (a)	4	273
Anthem, Inc.	6	1,583
Becton, Dickinson and Company	11	2,729
Cigna Corp.	14	2,169
Danaher Corp.	18	2,550
Novartis AG	21	1,903
Pfizer Inc.	53	2,313
Roche Holding AG	7	1,870
Siemens Healthineers AG (b)	9	373
Stryker Corp.	11	2,207
Thermo Fisher Scientific Inc.	10	2,803
UnitedHealth Group Incorporated	9	2,110
Other Securities		19,451
		42,775
Consumer Discretionary 6.7%
Alibaba Group Holding Limited - ADS (a)	17	2,829
Amazon.com, Inc. (a)	5	9,006
Booking Holdings Inc. (a)	1	1,663
McDonald's Corp.	9	1,837
Toyota Motor Corp.	19	1,176
Other Securities		18,192
		34,703
Industrials 5.8%
General Electric Co.	189	1,984
Honeywell International Inc.	10	1,787
Resideo Technologies, Inc. (a)	-	10
Roper Industries Inc.	4	1,325
Siemens AG	14	1,633
The Boeing Company	13	4,687
Other Securities		18,333
		29,759
Communication Services 5.0%
Alphabet Inc. - Class A (a)	1	1,501
Alphabet Inc. - Class C (a)	4	4,351
Comcast Corporation - Class A	30	1,271
Facebook, Inc. - Class A (a)	31	5,974
Netflix, Inc. (a)	5	1,714
Nippon Telegraph & Telephone Corp.	37	1,711
Tencent Holdings Limited	44	1,974
Other Securities		7,539
		26,035
Consumer Staples 3.4%
Nestle SA	30	3,116
Tyson Foods Inc. - Class A	32	2,622
Unilever PLC	36	2,246
Other Securities		9,794
		17,778
	Shares/Par[1]	Value ($)
Materials 2.8%
Other Securities		14,698
Energy 2.4%
Baker Hughes, a GE Company, LLC - Class A	-	12
Total SA	28	1,587
Total SA - ADR	20	1,118
Other Securities		9,827
		12,544
Utilities 2.1%
NextEra Energy, Inc.	13	2,562
Sempra Energy	16	2,172
Other Securities		6,174
		10,908
Real Estate 1.6%
ProLogis Inc.	21	1,692
Other Securities		6,651
		8,343
Total Common Stocks (cost $281,548)		294,654
GOVERNMENT AND AGENCY OBLIGATIONS 15.5%
Mortgage-Backed Securities 8.3%
Federal National Mortgage Association, Inc.
2.50%, 01/01/32	195	197
2.50%, 06/01/32	362	365
3.00%, 12/01/32	572	584
3.00%, 02/01/33	384	392
3.00%, 04/01/33	354	361
TBA, 3.50%, 07/15/33 (c)	595	614
3.00%, 09/01/33	269	274
3.00%, 11/01/33	96	98
3.00%, 03/01/38	816	832
6.00%, 07/01/41	441	504
4.00%, 03/01/42	2,303	2,451
3.50%, 11/01/42	740	766
3.00%, 01/01/43	91	92
3.00%, 02/01/43	134	136
3.00%, 05/01/43	51	52
3.00%, 07/01/43	12	12
3.50%, 01/01/44	309	320
3.00%, 03/01/44	268	273
5.50%, 05/01/44	1,005	1,120
3.50%, 09/01/45	533	551
3.00%, 12/01/45	555	567
3.50%, 12/01/45	750	774
3.50%, 06/01/46	59	61
4.50%, 09/01/46	661	708
3.00%, 12/01/46	4,909	5,004
3.50%, 12/01/46	2,050	2,113
3.00%, 01/01/47	178	181
3.00%, 02/01/47	131	134
4.00%, 02/01/47	270	281
3.00%, 06/01/47 (c)	100	102
3.50%, 08/01/47	96	100
4.00%, 08/01/47	398	415
4.00%, 08/01/47	1,310	1,364
4.50%, 11/01/47	308	331
4.00%, 12/01/47	100	105
4.00%, 03/01/48	1,175	1,234
3.50%, 04/01/48	3,801	3,928
4.50%, 05/01/48	331	356
4.50%, 05/01/48	624	656
3.50%, 07/01/48	185	190
TBA, 4.00%, 07/15/48 (c)	315	326
TBA, 5.00%, 07/15/48 (c)	875	925
5.00%, 08/01/48	200	212
4.00%, 03/01/49	77	80
4.00%, 04/01/49	260	269
4.50%, 05/01/49	170	177
Government National Mortgage Association
3.50%, 08/20/42	479	501
3.50%, 09/20/42	64	67
3.50%, 05/20/43	241	252
3.50%, 01/20/45	175	181
4.50%, 07/20/45	318	337

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.00%, 09/20/45	310	326
4.50%, 12/20/45	8	9
3.00%, 08/20/46	646	661
3.00%, 09/20/46	1,191	1,218
3.00%, 01/20/47	480	491
3.50%, 03/20/47	511	529
4.00%, 03/20/47	342	357
3.50%, 05/20/47	97	101
3.50%, 02/20/48	869	902
3.50%, 02/20/48	173	179
5.00%, 05/20/48	37	40
5.50%, 05/20/48	431	456
4.50%, 06/20/48	250	261
5.00%, 06/20/48	47	51
TBA, 5.00%, 07/15/48 (c)	425	444
4.50%, 07/20/48	423	442
5.00%, 08/20/48	31	33
4.00%, 10/20/48	961	996
5.50%, 12/20/48	53	56
4.50%, 01/20/49	640	668
5.50%, 01/20/49	37	39
3.50%, 02/20/49	393	406
3.50%, 03/20/49	85	88
4.00%, 03/20/49	205	213
5.50%, 03/20/49	93	99
4.50%, 04/20/49	311	325
5.00%, 06/20/49	1,750	1,844
		43,159
U.S. Treasury Securities 6.0%
U.S. Treasury Bond
4.50%, 05/15/38 (d)	5,780	7,758
3.00%, 08/15/48 (c)	6,125	6,706
U.S. Treasury Note
2.13%, 05/31/21 (c)	27	27
2.63%, 12/15/21	350	358
2.75%, 07/31/23	9,860	10,247
2.75%, 08/31/23	1,090	1,134
2.88%, 08/15/28	4,290	4,608
2.38%, 05/15/29 (e)	11	11
		30,849
Sovereign 0.4%
Other Securities		1,999
Municipal 0.4%
Other Securities		1,972
Treasury Inflation Indexed Securities 0.2%
U.S. Treasury Inflation Indexed Bond
0.50%, 04/15/24 (f)	74	75
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (f)	5	5
1.13%, 01/15/21 (f)	2	2
0.13%, 04/15/21 (f)	115	114
0.63%, 07/15/21 (f)	82	82
0.13%, 01/15/22 (f)	26	25
0.13%, 07/15/22 (f)	78	78
0.63%, 04/15/23 (f)	3	3
0.25%, 01/15/25 (f)	235	236
0.38%, 07/15/25 (f)	17	17
0.63%, 01/15/26 (f)	16	17
0.13%, 07/15/26 (f)	114	113
0.38%, 01/15/27 (f)	39	39
0.38%, 07/15/27 (f)	28	28
0.50%, 01/15/28 (f)	47	48
1.75%, 01/15/28 (f)	1	1
0.75%, 07/15/28 (f)	66	69
2.50%, 01/15/29 (f)	56	67
2.13%, 02/15/40 (f)	60	77
2.13%, 02/15/41 (f)	12	16
0.75%, 02/15/42 (f)	11	11
1.38%, 02/15/44 (f)	11	12
0.75%, 02/15/45 (f)	34	33
1.00%, 02/15/46 (f)	39	40
0.88%, 02/15/47 (f)	10	11
		1,219
	Shares/Par[1]	Value ($)
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series FD-4852, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 12/15/48 (g)	573	571
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.68%, 09/20/48	77	76
STACR Trust
Series 2018-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/48 (b) (g)	374	374
		1,021
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-NF-23, REMIC, 2.83%, 02/20/49	74	74
Series 2019-FL-21, REMIC, 2.83%, 02/20/49	93	93
		167
Total Government And Agency Obligations (cost $77,356)		80,386
CORPORATE BONDS AND NOTES 12.1%
Financials 4.6%
Bank of America Corporation
2.25%, 04/21/20	650	649
3.82%, 01/20/28 (g)	225	238
Citigroup Inc.
3.40%, 07/23/21	825	842
3.89%, 01/10/28 (g)	175	185
General Electric Capital Corporation
3.10%, 01/09/23	250	252
Intercontinental Exchange, Inc.
2.75%, 12/01/20	100	101
JPMorgan Chase & Co.
3.38%, 05/01/23	475	488
3.63%, 12/01/27	300	309
3.88%, 07/24/38 (g)	425	445
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	684
Wells Fargo & Company
3.07%, 01/24/23	1,050	1,065
Willis North America Inc.
3.60%, 05/15/24	150	155
4.50%, 09/15/28	195	209
Other Securities		18,468
		24,090
Communication Services 1.4%
NBCUniversal Media, LLC
2.88%, 01/15/23	400	409
Tencent Holdings Limited
2.99%, 01/19/23 (b)	375	378
Other Securities		6,413
		7,200
Health Care 1.1%
Anthem, Inc.
2.50%, 11/21/20	400	401
Becton, Dickinson and Company
3.70%, 06/06/27	180	188
Other Securities		4,953
		5,542
Consumer Discretionary 1.0%
Alibaba Group Holding Limited
4.00%, 12/06/37	375	384
Amazon.com, Inc.
5.20%, 12/03/25	350	408
3.88%, 08/22/37	225	248
Booking Holdings Inc.
3.60%, 06/01/26	350	369
Other Securities		3,767
		5,176
Utilities 0.7%
San Diego Gas & Electric Company
4.10%, 06/15/49	425	438
Other Securities		3,266
		3,704
Energy 0.7%
Other Securities		3,608

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Industrials 0.6%
Roper Technologies, Inc.
3.80%, 12/15/26	375	390
Other Securities		2,845
		3,235
Real Estate 0.6%
Other Securities		3,000
Information Technology 0.5%
Apple Inc.
1.90%, 02/07/20	425	424
3.20%, 05/11/27	450	469
Microsoft Corporation
1.85%, 02/06/20	375	374
4.20%, 11/03/35	100	115
Other Securities		1,272
		2,654
Materials 0.5%
Other Securities		2,474
Consumer Staples 0.4%
Other Securities		1,911
Total Corporate Bonds And Notes (cost $60,343)		62,594
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/31 (b) (g)	147	148
Freddie Mac Stacr Trust
Series 2018-M1-HQA2, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 10/26/48 (g)	320	320
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	437
SLIDE
Series 2018-B-FUN, 3.64%, (1M USD LIBOR + 1.25%), 06/15/21 (b) (g)	402	402
Other Securities		11,968
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,031)		13,275
SENIOR LOAN INTERESTS 0.2%
Industrials 0.1%
Other Securities		308
Health Care 0.1%
Other Securities		184
Consumer Discretionary 0.0%
Other Securities		162
Materials 0.0%
Other Securities		158
Communication Services 0.0%
Other Securities		150
Total Senior Loan Interests (cost $990)		962
PREFERRED STOCKS 0.2%
Utilities 0.1%
NextEra Energy, Inc., 6.12%, 09/01/19 (h)	5	339
Sempra Energy, 6.75%, 07/15/21 (h)	1	78
Sempra Energy, 6.00%, 01/15/21 (h)	1	156
		573
Health Care 0.1%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (h)	3	158
	Shares/Par[1]	Value ($)
Industrials 0.0%
Other Securities		109
Energy 0.0%
Other Securities		84
Materials 0.0%
Other Securities		15
Total Preferred Stocks (cost $892)		939
INVESTMENT COMPANIES 0.0%
Other Securities		301
Total Investment Companies (cost $299)		301
SHORT TERM INVESTMENTS 13.1%
Investment Companies 12.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (i) (j)	3,621	3,621
T. Rowe Price Government Reserve Fund, 2.48% (i) (j)	61,808	61,808
		65,429
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (i) (j)	2,244	2,244
Total Short Term Investments (cost $67,673)		67,673
Total Investments 100.5% (cost $502,132)		520,784
Other Derivative Instruments 0.1%		522
Other Assets and Liabilities, Net (0.6)%		(3,354)
Total Net Assets 100.0%		517,952

(a) Non-income producing security.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $33,795 and 6.5%, respectively.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $8,549.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) All or a portion of the security was on loan.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Convertible security.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Summary of Investments by Country^	Total Long Term Investments
United States of America	72.3%
Japan	4.5
United Kingdom	4.5
France	2.5
Switzerland	2.2
Germany	1.9
China	1.8
Canada	1.8
Netherlands	1.7
Australia	1.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Summary of Investments by Country^	Total Long Term Investments
Italy	0.6
Ireland	0.6
Hong Kong	0.5
Sweden	0.5
Norway	0.5
Singapore	0.4
South Korea	0.4
Taiwan	0.4
Denmark	0.3
Cayman Islands	0.2
Belgium	0.2
Finland	0.1
Saudi Arabia	0.1
Spain	0.1
Luxembourg	0.1
Bermuda	0.1
Austria	0.1
Brazil	—
South Africa	—
Russian Federation	—
Mexico	—
Portugal	—
Peru	—
Ghana	—
Jersey	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
OUTFRONT Media Capital Corporation, 5.00%, 08/15/27	06/13/19	161	164	—

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	355	September 2019	33,408	169	730
S&P 500 Index	516	September 2019	74,880	343	1,080
United States 10 Year Ultra Bond	1	September 2019	135	—	3
				512	1,813
Short Contracts
United States 10 Year Note	(51)	September 2019	(6,395)	(2)	(131)
United States 2 Year Note	(60)	October 2019	(12,880)	3	(31)
United States 5 Year Note	(119)	October 2019	(13,920)	—	(140)
United States Long Bond	(37)	September 2019	(5,548)	5	(209)
United States Ultra Bond	(20)	September 2019	(3,390)	4	(161)
				10	(672)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	SSB	07/01/19	JPY	431	4	—
JPY/USD	SSB	07/02/19	JPY	8,607	80	—
USD/JPY	SSB	07/03/19	JPY	(2,184)	(20)	—
					64	—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund *
COMMON STOCKS 93.8%
Information Technology 20.3%
CoreLogic, Inc. (a)	1,139	47,644
Corning Inc.	1,858	61,741
Fiserv Inc. (a)	740	67,458
FleetCor Technologies Inc. (a)	240	67,404
Keysight Technologies, Inc. (a)	1,017	91,337
Marvell Technology Group Ltd	2,562	61,155
Microchip Technology Inc. (b)	1,103	95,630
Total System Services Inc.	372	47,716
Workday, Inc. - Class A (a)	424	87,166
Worldpay Inc. - Class A (a)	465	56,986
Xilinx Inc.	418	49,291
Other Securities		529,550
		1,263,078
Health Care 18.8%
Agilent Technologies, Inc.	1,305	97,444
Bruker Corp.	1,750	87,412
Catalent Inc. (a)	1,483	80,393
Cooper Cos. Inc.	405	136,440
Elanco Animal Health (a)	1,488	50,294
Hologic Inc. (a)	2,367	113,663
Teleflex Inc.	455	150,673
Other Securities		456,501
		1,172,820
Industrials 17.5%
CoStar Group, Inc. (a)	92	50,974
Fortive Corporation	792	64,564
Gardner Denver Investments, Inc. (a)	1,842	63,733
Harris Corp.	552	104,400
IDEX Corporation	461	79,357
Roper Industries Inc.	231	84,606
Sensata Technologies Holding PLC (a)	1,579	77,371
Textron Inc.	1,911	101,359
TransUnion	792	58,220
Verisk Analytics, Inc.	460	67,372
Xylem Inc.	697	58,297
Other Securities		279,704
		1,089,957
Consumer Discretionary 14.2%
Aptiv PLC (c)	709	57,308
Burlington Stores Inc. (a)	371	63,126
Dollar General Corp.	592	80,015
Dollar Tree Inc. (a)	509	54,661
Hilton Worldwide Holdings Inc.	477	46,622
MGM Resorts International	2,471	70,596
Norwegian Cruise Line Holdings Ltd. (a)	1,572	84,306
Tapestry Inc.	1,859	58,986
Vail Resorts, Inc.	233	52,001
Other Securities		317,727
		885,348
Financials 7.9%
Cboe Global Markets, Inc.	459	47,566

	Shares/Par[1]	Value ($)
Fidelity National Financial, Inc.	1,662	66,979
K.K.R. Co., Inc.	1,302	32,902
TD Ameritrade Holding Corporation	1,531	76,428
Willis Towers Watson Public Limited Company	461	88,300
Other Securities		181,148
		493,323
Materials 6.5%
Air Products and Chemicals, Inc.	232	52,518
Ball Corporation	1,729	121,013
RPM International Inc.	791	48,338
Other Securities		181,576
		403,445
Energy 2.8%
Concho Resources Inc.	736	75,940
Other Securities		97,846
		173,786
Consumer Staples 2.5%
Casey's General Stores Inc.	348	54,285
Other Securities		101,150
		155,435
Utilities 1.8%
Sempra Energy	466	64,047
Other Securities		48,930
		112,977
Communication Services 1.5%
IAC/InterActiveCorp (a)	427	92,885
Real Estate 0.0%
Other Securities		1,768
Total Common Stocks (cost $4,253,469)		5,844,822
PREFERRED STOCKS 0.2%
Real Estate 0.2%
Other Securities		15,006
Total Preferred Stocks (cost $4,627)		15,006
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	3,450	3,450
T. Rowe Price Government Reserve Fund, 2.48% (d) (e)	371,662	371,662
		375,112
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	1,456	1,456
Total Short Term Investments (cost $376,568)		376,568
Total Investments 100.1% (cost $4,634,664)		6,236,396
Other Assets and Liabilities, Net (0.1)%		(5,856)
Total Net Assets 100.0%		6,230,540

(a) Non-income producing security.

(b) All or a portion of the security was on loan.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/10/14	2,036	6,603	0.1
WeWork Companies Inc. - Class A	12/10/14	464	1,768	—
WeWork Companies Inc. - Series D-1	12/10/14	2,591	8,403	0.2
		5,091	16,774	0.3

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund *
CORPORATE BONDS AND NOTES 50.3%
Financials 22.1%
Aon Corporation
5.00%, 09/30/20	315	325
Aon PLC
2.80%, 03/15/21	4,310	4,339
Banco Santander, S.A.
3.72%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,190
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,430
Bunge Limited Finance Corp.
3.50%, 11/24/20	6,370	6,444
3.00%, 09/25/22	1,025	1,029
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	5,620	5,615
2.30% - 3.75%, 05/04/20 - 11/05/21 (b)	4,400	4,469
Discover Bank
7.00%, 04/15/20	5,290	5,470
3.10% - 3.20%, 06/04/20 - 08/09/21	2,250	2,266
Ford Motor Credit Company LLC
2.68%, 01/09/20	4,485	4,483
3.27%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,921
2.34% - 3.47%, 03/27/20 - 04/05/21	5,760	5,760
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,145
General Motors Financial Company, Inc.
3.20%, 07/13/20	3,720	3,738
3.44%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,774
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,912
Santander UK PLC
2.13%, 11/03/20	1,035	1,029
Shire Acquisitions Investments Ireland Designated Activity Company
1.90%, 09/23/19	11,095	11,077
2.88%, 09/23/23	290	293
Solvay Finance (America), LLC
3.40%, 12/03/20 (b)	4,305	4,347
Synchrony Financial
2.70%, 02/03/20	8,115	8,115
Syngenta Finance N.V.
3.70% - 3.93%, 04/24/20 - 04/23/21 (b)	3,610	3,648
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,081
UBS Group Funding (Switzerland) AG
3.74%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,323
Wells Fargo & Company
2.55%, 12/07/20	230	230
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,618
Other Securities		269,443
		380,514
Health Care 5.5%
Becton, Dickinson and Company
2.68%, 12/15/19	4,280	4,281
2.40% - 2.89%, 06/05/20 - 06/06/22	4,915	4,936
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	817
Life Technologies Corporation
5.00%, 01/15/21	7,255	7,481
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19	5,505	5,497
2.20%, 07/21/21	205	195
Other Securities		70,832
		94,039
Industrials 3.7%
Delta Air Lines, Inc.
2.88%, 03/13/20	4,890	4,896
2.60%, 12/04/20	690	689
Kansas City Southern
2.35%, 05/15/20	4,580	4,559
	Shares/Par[1]	Value ($)
Other Securities		54,409
		64,553
Energy 3.2%
China Shenhua Energy Company Limited
3.13%, 01/20/20	5,900	5,915
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (c)	6,460	6,708
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,322
Williams Partners L.P.
5.25%, 03/15/20	6,790	6,933
3.35%, 08/15/22	1,005	1,024
Other Securities		30,597
		55,499
Utilities 3.2%
Dominion Energy, Inc.
2.96%, 07/01/19 (c)	1,035	1,035
2.58%, 07/01/20 (c)	6,085	6,079
San Diego Gas & Electric Company
1.91%, 02/01/22	686	681
Sempra Energy
1.63%, 10/07/19	775	774
2.85%, 11/15/20	8,385	8,424
3.10%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,536
2.88%, 10/01/22	1,400	1,412
State Grid Overseas Investment Limited
2.25%, 05/04/20 (b)	5,995	5,985
Other Securities		27,378
		54,304
Materials 2.8%
ArcelorMittal
5.25%, 08/05/20 (d)	7,720	7,913
5.50%, 03/01/21 (c)	3,400	3,539
CNAC (HK) Finbridge Company Limited
3.00% - 4.13%, 07/19/20 - 03/14/21	3,785	3,820
The Sherwin-Williams Company
2.25%, 05/15/20	8,200	8,184
Other Securities		24,231
		47,687
Information Technology 2.6%
Broadcom Corporation
2.38%, 01/15/20	4,455	4,444
3.00%, 01/15/22	4,185	4,201
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,291
Keysight Technologies, Inc.
3.30%, 10/30/19	8,835	8,845
Other Securities		23,689
		45,470
Communication Services 2.5%
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,718
4.46%, 07/23/22	5,925	6,220
Comcast Corporation
3.70%, 04/15/24	4,160	4,412
NBCUniversal Media, LLC
5.15%, 04/30/20	3,655	3,746
Other Securities		25,517
		43,613
Consumer Staples 2.2%
BAT Capital Corp.
2.30%, 08/14/20	6,405	6,386
2.76%, 08/15/22	2,835	2,840
Danone
1.69%, 10/30/19 (b)	6,780	6,769
Other Securities		21,290
		37,285
Consumer Discretionary 1.8%
Alibaba Group Holding Limited
2.50%, 11/28/19	6,170	6,171
3.60%, 11/28/24	1,205	1,256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Invista Finance LLC
4.25%, 10/15/19 (b)	5,260	5,268
Other Securities		17,569
		30,264
Real Estate 0.7%
Other Securities		12,662
Total Corporate Bonds And Notes (cost $858,747)		865,890
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.0%
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,631
Series 2018-A-4, 3.30%, 07/15/21	2,530	2,580
AmeriCredit Automobile Receivables Trust
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,841
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,139
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,442
Series 2016-A3-4, 1.53%, 07/08/21	529	528
Series 2018-A3-3, 3.38%, 03/18/22	5,820	5,935
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,602
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,213
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,325
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,040
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,111
Avis Budget Rental Car Funding (AESOP) LLC
Series 2014-A-1A, 2.46%, 07/20/19 (b)	147	147
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,483
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,652
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	852
Series 2016-A-1A, 2.99%, 06/20/21 (b)	2,200	2,223
Series 2017-B-1A, 3.41%, 09/20/22 (b)	1,400	1,424
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,167
Series 2019-A-2A, 3.35%, 09/20/24 (b)	1,670	1,723
Series 2019-B-1A, REMIC, 3.70%, 03/20/22 (b)	625	641
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	151	151
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (b)	1,797	1,825
Series 2019-A1-3, 2.76%, 08/25/49 (a) (b)	4,300	4,301
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,133	1,130
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	482	482
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	210	212
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	414	416
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	147	148
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	2,353	2,386
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	1,143	1,159
Series 2018-A1-4, REMIC, 4.01%, 12/28/48 (b)	2,284	2,339
COMM Mortgage Trust
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	796	793
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	335	333
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,628
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/31 (a) (b)	1,567	1,569
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 3.15%, (1M USD LIBOR + 0.75%), 06/25/39 (a) (b) (e)	1,780	1,780
Federal Home Loan Mortgage Corporation
Series 2017-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	1,987	1,989
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 06/15/20	364	364
Ford Credit Floorplan Master Owner Trust A
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,169
Freddie Mac Stacr Trust
Series 2018-M1-HRP2, REMIC, 3.25%, (1M USD LIBOR + 0.85%), 02/25/47 (a) (b)	635	635
Series 2018-M2-HRP2, REMIC, 3.65%, (1M USD LIBOR + 1.25%), 02/25/47 (a) (b)	1,725	1,733
Series 2018-M1-HQA2, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	2,905	2,903
	Shares/Par[1]	Value ($)
Freddie Mac STACR Trust
Series 2019-M2-HRP1, 3.81%, (1M USD LIBOR + 1.40%), 02/25/49 (a) (b)	1,450	1,450
GMF Floorplan Owner Revolving Trust
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	804
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,408
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,564
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	970
Series 2018-A1-4, 3.50%, 09/15/21 (b)	6,665	6,813
Series 2019-A-1, 2.70%, 04/15/22 (b)	1,865	1,886
Magnetite XVI Ltd
Series 2015-AR-16A, 3.40%, (3M USD LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,100
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	1,399	1,403
Series 2019-A1-CA, 2.82%, 07/15/23 (b)	4,145	4,163
Navient Student Loan Trust
Series 2019-A1-2A, 2.67%, (1M USD LIBOR), 06/25/21 (a) (b)	7,926	7,918
OCP CLO Ltd
Series 2015-A1R-10A, 3.41%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,525
Series 2014-A1RR-7A, 3.71%, (3M USD LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	5,983
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	12	12
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,405
Series 2017-C-1, 2.58%, 06/15/20	370	370
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,583
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,115
Series 2015-D-3, 3.49%, 05/17/21	4,291	4,301
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,406
Series 2015-D-5, 3.65%, 12/15/21	1,371	1,377
Series 2018-C-1, 2.96%, 02/15/22	630	633
Series 2016-D-1, 4.02%, 04/15/22	1,620	1,638
Series 2016-D-3, 2.80%, 08/15/22	1,400	1,409
Series 2015-E-2, 4.02%, 09/15/22 (b)	1,750	1,756
Series 2015-E-3, REMIC, 4.50%, 06/15/23 (b)	1,520	1,528
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.39%, (1M USD LIBOR + 1.00%), 04/15/23 (a) (b)	876	877
Series 2018-A2B-B, 3.11%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,985	4,947
Series 2014-A3-A, 3.89%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,464
Series 2016-A2B-C, 3.49%, (1M USD LIBOR + 1.10%), 09/15/34 (a) (b)	3,037	3,050
Synchrony Card Issuance Trust
Series 2019-A-A2, 2.34%, 06/15/22	4,390	4,390
Synchrony Credit Card Master Note Trust
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,581
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,534
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,819
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a) (b)	4,365	4,430
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	4,098	4,156
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a) (b)	1,228	1,227
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,240	1,244
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a) (b)	639	639
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a) (b)	888	894
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a) (b)	587	589
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a) (b)	1,226	1,227
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a) (b)	1,986	1,991
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a) (b)	4,871	4,877
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a) (b)	756	762
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a) (b)	2,657	2,662

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		255,863
Total Non-U.S. Government Agency Asset-Backed Securities (cost $444,508)		446,887
GOVERNMENT AND AGENCY OBLIGATIONS 23.4%
U.S. Treasury Securities 11.5%
U.S. Treasury Note
1.38%, 05/31/21 (f)	17,465	17,331
2.88%, 10/15/21	29,345	30,083
2.63%, 12/15/21	37,960	38,784
2.50%, 01/15/22	11,775	11,994
2.50%, 02/15/22	7,135	7,273
2.38%, 03/15/22	24,665	25,097
2.25%, 04/15/22	22,775	23,088
2.13%, 05/15/22	16,780	16,964
1.75%, 06/15/22 (g)	26,640	26,573
		197,187
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corporation
4.50% - 5.50%, 10/01/19 - 08/01/20	4	4
5.00%, 12/01/23	299	310
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 09/01/33 (a)	34	35
4.73%, (12M USD LIBOR + 1.89%), 11/01/34 (a)	11	12
4.75% - 4.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 - 02/01/35 (a)	52	54
4.68% - 4.80%, (12M USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (a)	23	25
4.72% - 4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	18	18
4.73% - 4.75%, (12M USD LIBOR + 1.62%), 02/01/35 - 03/01/36 (a)	86	91
4.53% - 4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 - 02/01/35 (a)	36	38
4.69% - 4.99%, (12M USD LIBOR + 1.90%), 11/01/34 - 02/01/35 (a)	28	30
4.50% - 4.56%, (12M USD LIBOR + 1.75%), 09/01/33 - 06/01/35 (a)	160	168
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	313	330
6.00%, 09/01/34 - 01/01/38	749	854
4.48%, (12M USD LIBOR + 1.72%), 10/01/35 (a)	60	63
4.60%, (12M USD LIBOR + 1.73%), 11/01/35 (a)	48	51
Federal National Mortgage Association, Inc.
4.50% - 5.00%, 12/01/19 - 12/01/20	165	166
3.50% - 5.50%, 04/01/23 - 11/01/26	5,592	5,812
3.00%, 02/01/33	2,606	2,663
4.00%, 06/01/33	1,500	1,565
4.16%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	11	11
4.72% - 4.73%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 - 12/01/33 (a)	239	253
4.65%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 07/01/33 (a)	9	9
TBA, 3.50%, 07/15/33 (g)	2,005	2,069
5.00%, 10/01/33	1,699	1,845
4.45%, (6M USD LIBOR + 1.82%), 12/01/33 (a)	1	1
4.79% - 4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 04/01/34 - 06/01/35 (a)	121	127
4.39%, (12M USD LIBOR + 1.56%), 10/01/34 (a)	4	4
4.22%, (12M USD LIBOR + 1.34%), 11/01/34 (a)	2	2
4.56%, (12M USD LIBOR + 1.67%), 11/01/34 (a)	33	35
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	154	163
4.61%, (12M USD LIBOR + 1.68%), 12/01/34 (a)	15	16
4.59% - 4.67%, (12M USD LIBOR + 1.62%), 03/01/33 - 01/01/35 (a)	8	8
4.66%, (12M USD LIBOR + 1.54%), 01/01/35 (a)	16	16
4.68%, (12M USD LIBOR + 1.57%), 01/01/35 (a)	27	28
	Shares/Par[1]	Value ($)
4.72% - 4.77%, (12M USD LIBOR + 1.64%), 02/01/35 - 03/01/36 (a)	86	90
4.84%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	42	44
4.37%, (12M USD LIBOR + 1.36%), 03/01/35 (a)	12	12
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	132	139
4.86%, (12M USD LIBOR + 1.99%), 04/01/35 (a)	146	153
4.93%, (12M USD LIBOR + 1.81%), 04/01/35 (a)	38	40
3.00% - 6.50%, 03/01/30 - 01/01/46	13,643	14,969
4.31%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	147	153
4.40%, (12M USD LIBOR + 1.40%), 05/01/35 (a)	59	61
4.58% - 4.75%, (12M USD LIBOR + 1.63%), 01/01/35 - 05/01/35 (a)	43	45
4.71%, (12M USD LIBOR + 1.84%), 07/01/35 (a)	95	101
4.27%, (6M USD LIBOR + 1.39%), 08/01/35 (a)	327	337
4.45%, (12M USD LIBOR + 1.60%), 08/01/35 (a)	116	121
4.27%, (12M USD LIBOR + 1.48%), 11/01/35 (a)	162	169
4.46% - 4.69%, (12M USD LIBOR + 1.69%), 06/01/35 - 02/01/36 (a)	363	380
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	173	183
4.79%, (12M USD LIBOR + 1.74%), 03/01/36 (a)	105	110
4.50%, 09/01/39	1,201	1,290
4.00%, 08/01/43	2,013	2,103
4.50%, 06/01/44	3,768	4,046
3.00%, 11/25/47	3,253	3,336
3.50%, 02/01/48	2,070	2,131
TBA, 4.00%, 07/15/48 (g)	1,655	1,710
4.50%, 09/01/48	1,391	1,457
5.00%, 09/01/48	4,120	4,366
4.50%, 12/01/48	1,650	1,726
5.00%, 02/01/49	1,638	1,735
4.50%, 03/01/49	2,185	2,286
Government National Mortgage Association
5.50%, 07/15/20	3	3
3.50%, 03/20/43	2,204	2,289
3.50% - 6.00%, 12/20/34 - 12/20/48	5,977	6,339
5.50%, 09/15/45	1,696	1,894
4.00%, 02/20/48	2,002	2,085
5.00%, 02/20/48	4,116	4,324
5.50%, 03/20/48	1,327	1,416
5.00%, 08/20/48	7,910	8,295
5.00%, 12/20/48	1,880	1,968
4.50%, 04/20/49	1,645	1,722
		90,504
U.S. Government Agency Obligations 4.1%
Federal Home Loan Banks Office of Finance
2.63%, 05/28/20 (h)	11,315	11,380
Federal Home Loan Mortgage Corporation
1.63%, 09/29/20 (h)	33,260	33,171
Federal National Mortgage Association, Inc.
1.25%, 08/17/21 (h)	26,125	25,808
		70,359
Collateralized Mortgage Obligations 2.3%
Federal Home Loan Mortgage Corporation
Series 2017-M1-HQA2, 3.20%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	527	527
Series 2017-M1-HQA3, 2.95%, (1M USD LIBOR + 0.55%), 04/25/30 (a)	201	201
Series F3-317, 2.91%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	2,569	2,568
Series 2018-M1-SPI3, 4.16%, 08/25/48 (a) (b)	840	850
Series 2017-M1-DNA1, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	821	824
Series 2017-M1-HQA1, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	1,214	1,216
Series 2017-M1-DNA2, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	3,009	3,021
Series PA-3713, REMIC, 2.00%, 02/15/40	2,154	2,140
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (a)	551	558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	235	238
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a)	882	887
Federal National Mortgage Association, Inc.
Series 2017-1M1-C01, 3.70%, (1M USD LIBOR + 1.30%), 01/25/27 (a)	590	592
Series 2017-2M1-C02, 3.55%, (1M USD LIBOR + 1.15%), 09/25/29 (a) (b)	1,486	1,490
Series 2017-2M1-C04, 3.25%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	1,435	1,437
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	-	—
Series 2019-2M1-R01, REMIC, 3.25%, 01/25/22 (b)	1,611	1,611
Series 2017-1M1-C03, REMIC, 3.35%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	1,971	1,974
Series 2017-1M1-C05, REMIC, 2.95%, (1M USD LIBOR + 0.55%), 01/25/30 (a)	1,458	1,460
Series 2017-1M1-C06, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	1,257	1,257
Series 2017-2M1-C06, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	481	481
Series 2018-2M1-C02, REMIC, 3.05%, (1M USD LIBOR + 0.65%), 08/26/30 (a)	498	498
Series 2018-1M1-C03, REMIC, 3.08%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	2,532	2,531
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,454	3,546
Series 2016-FA-85, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	2,613	2,608
Series 2016-FG-85, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	1,508	1,506
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.68%, 09/20/48	96	95
STACR Trust
Series 2018-M1-DNA2, REMIC, 3.20%, (1M USD LIBOR + 0.80%), 12/26/30 (a) (b)	4,433	4,430
Series 2018-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/48 (a) (b)	1,743	1,741
		40,287
Municipal 0.2%
Florida Department of Management Services
2.16%, 07/01/19	3,650	3,650
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-NF-23, REMIC, 2.83%, 02/20/49	64	64
Series 2019-FL-21, REMIC, 2.83%, 02/20/49	78	78
		142
Total Government And Agency Obligations (cost $398,148)		402,129
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (i) (j)	3,047	3,047
	Shares/Par[1]	Value ($)
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (i) (j)	917	917
T. Rowe Price Government Reserve Fund, 2.48% (i) (j)	-	—
Total Short Term Investments (cost $3,964)		3,964
Total Investments 99.9% (cost $1,705,367)		1,718,870
Other Derivative Instruments (0.0)%		(101)
Other Assets and Liabilities, Net 0.1%		1,986
Total Net Assets 100.0%		1,720,755

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $512,214 and 29.8%, respectively.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $30,448.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2,239	October 2019	479,197	(91)	2,586
United States 5 Year Note	61	October 2019	7,120	—	88
				(91)	2,674
Short Contracts
United States 10 Year Note	(309)	September 2019	(38,690)	(10)	(852)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund *
COMMON STOCKS 97.8%
Health Care 17.1%
Becton, Dickinson and Company	273	68,812
Boston Scientific Corp. (a)	952	40,900
Cigna Corp.	364	57,356
Danaher Corp.	730	104,381
Medtronic Public Limited Company	642	62,510
Merck & Co., Inc.	646	54,161
Pfizer Inc.	2,209	95,705
Stryker Corp.	160	32,969
Thermo Fisher Scientific Inc.	363	106,586
Other Securities		129,277
		752,657
Financials 17.0%
American International Group, Inc.	2,954	157,397
Bank of America Corporation	5,175	150,069
Chubb Limited	338	49,744
Fifth Third Bancorp	1,586	44,255
Intercontinental Exchange, Inc.	729	62,693
JPMorgan Chase & Co.	289	32,270
Marsh & McLennan Cos. Inc.	464	46,318
Wells Fargo & Co.	1,752	82,917
Willis Towers Watson Public Limited Company	255	48,912
Other Securities		73,600
		748,175
Information Technology 16.9%
Broadcom Inc.	124	35,778
Cisco Systems, Inc.	1,923	105,247
Keysight Technologies, Inc. (a)	515	46,257
Microsoft Corp.	1,820	243,834
Motorola Solutions Inc.	252	42,060
NXP Semiconductors N.V.	459	44,834
QUALCOMM Inc.	754	57,337
Synopsys Inc. (a)	387	49,839
Other Securities		117,851
		743,037
Utilities 9.6%
Entergy Corporation	728	74,903
NextEra Energy, Inc.	639	130,920
Sempra Energy	716	98,441
Southern Co.	845	46,691
Other Securities		69,054
		420,009
Industrials 9.0%
General Electric Co.	9,890	103,846
Honeywell International Inc.	335	58,496
Northrop Grumman Systems Corp.	121	39,203
The Boeing Company	270	98,201
Other Securities		96,106
		395,852
Consumer Staples 6.6%
ConAgra Brands Inc.	2,126	56,369
Tyson Foods Inc. - Class A	2,072	167,329
Walmart Inc.	323	35,696
Other Securities		29,021
		288,415
Energy 6.4%
BP P.L.C. - ADR	964	40,197
Occidental Petroleum Corp.	976	49,073
TC Energy Corporation	1,311	64,900
Total SA - ADR	1,115	62,209
Other Securities		64,964
		281,343
Materials 4.6%
Air Products and Chemicals, Inc.	170	38,506
Ball Corporation	538	37,650
Linde Public Limited Company	224	45,039
Other Securities		82,024
		203,219
	Shares/Par[1]	Value ($)
Real Estate 3.9%
ProLogis Inc.	1,027	82,295
Public Storage	191	45,467
Other Securities		43,204
		170,966
Communication Services 3.5%
Alphabet Inc. - Class C (a)	35	37,940
Other Securities		115,024
		152,964
Consumer Discretionary 3.2%
Dollar Tree Inc. (a)	555	59,569
McDonald's Corp.	269	55,795
Other Securities		26,891
		142,255
Total Common Stocks (cost $3,833,610)		4,298,892
PREFERRED STOCKS 1.2%
Utilities 0.8%
NextEra Energy, Inc., 6.12%, 09/01/19 (b)	317	20,590
Sempra Energy, 6.75%, 07/15/21 (b)	49	5,388
Sempra Energy, 6.00%, 01/15/21 (b)	95	10,627
		36,605
Health Care 0.2%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (b)	163	10,064
Industrials 0.2%
Other Securities		7,357
Total Preferred Stocks (cost $45,447)		54,026
CORPORATE BONDS AND NOTES 0.3%
Utilities 0.3%
Other Securities		13,336
Total Corporate Bonds And Notes (cost $12,718)		13,336
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	2,196	2,196
T. Rowe Price Government Reserve Fund, 2.48% (c) (d)	39,176	39,176
Total Short Term Investments (cost $41,372)		41,372
Total Investments 100.2% (cost $3,933,147)		4,407,626
Other Assets and Liabilities, Net (0.2)%		(10,731)
Total Net Assets 100.0%		4,396,895

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF	110	8,796
Vanguard FTSE Developed Markets ETF	1,487	62,033
Vanguard Global ex-U.S. Real Estate ETF	118	6,973
Vanguard Growth ETF	172	28,132
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	119	10,715
Vanguard Mid-Cap ETF	212	35,491
Vanguard Mortgage-Backed Securities ETF	458	24,162
Vanguard MSCI Emerging Markets ETF	928	39,477
Vanguard REIT ETF (a)	81	7,064
Vanguard Small-Cap ETF (a)	87	13,665
Vanguard Total Bond Market ETF	276	22,874
Vanguard Total Stock Market ETF	406	60,965
Vanguard Value ETF	266	29,516
Total Investment Companies (cost $340,016)		349,863
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	709	709
Total Short Term Investments (cost $709)		709
Total Investments 100.1% (cost $340,725)		350,572
Other Assets and Liabilities, Net (0.1)%		(422)
Total Net Assets 100.0%		350,150

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Vanguard Emerging Markets Government Bond ETF (a)	221	17,798
Vanguard FTSE Developed Markets ETF	580	24,179
Vanguard Global ex-U.S. Real Estate ETF	38	2,260
Vanguard Growth ETF	47	7,703
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	286	25,640
Vanguard Mid-Cap ETF (a)	62	10,424
Vanguard Mortgage-Backed Securities ETF	853	45,051
Vanguard MSCI Emerging Markets ETF	264	11,205
Vanguard REIT ETF (a)	26	2,283
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	125	6,181
Vanguard Small-Cap ETF (a)	21	3,339
Vanguard Total Bond Market ETF	484	40,188
Vanguard Total Stock Market ETF	154	23,066
Vanguard Value ETF (a)	82	9,069
Total Investment Companies (cost $221,120)		228,386
SHORT TERM INVESTMENTS 6.0%
Securities Lending Collateral 5.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	12,534	12,534
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,070	1,070
Total Short Term Investments (cost $13,604)		13,604
Total Investments 105.9% (cost $234,724)		241,990
Other Assets and Liabilities, Net (5.9)%		(13,447)
Total Net Assets 100.0%		228,543

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.8%
Vanguard Emerging Markets Government Bond ETF	211	16,966
Vanguard FTSE Developed Markets ETF	1,062	44,314
Vanguard Global ex-U.S. Real Estate ETF	81	4,804
Vanguard Growth ETF (a)	128	20,837
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares	247	22,142
Vanguard Mid-Cap ETF	146	24,448
Vanguard Mortgage-Backed Securities ETF	840	44,385
Vanguard MSCI Emerging Markets ETF	593	25,223
Vanguard REIT ETF (a)	56	4,866
Vanguard Short-Term Inflation-Protected Securities Index ETF	96	4,756
Vanguard Small-Cap ETF (a)	40	6,276
Vanguard Total Bond Market ETF	438	36,361
Vanguard Total Stock Market ETF	292	43,821
Vanguard Value ETF	201	22,326
Total Investment Companies (cost $311,602)		321,525
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (b) (c)	7,268	7,268
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	732	732
Total Short Term Investments (cost $8,000)		8,000
Total Investments 102.3% (cost $319,602)		329,525
Other Assets and Liabilities, Net (2.3)%		(7,505)
Total Net Assets 100.0%		322,020

(a)  All or a portion of the security was on loan.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 58.3%
Financials 17.8%
Act II Global Acquisition Corp. - Class A (a)	126	1,218
Big Rock Partners Acquisition Corp. (a) (b)	113	1,181
Black Ridge Acquisition Corp. (a)	85	872
CF Finance Acquisition Corp. - Class A (a) (b)	234	2,343
Chaserg Technology Acquisition Corp. - Class A (a)	38	378
Churchill Capital Corp II - Class A (a)	31	313
Collier Creek Holdings (a)	36	358
Genworth Financial, Inc. - Class A (a)	25	94
GigCapital, Inc. (a)	302	3,111
GigCapital2 Inc (a)	62	619
Haymaker Acquisition Corp. (a)	98	991
Kaixin Auto Holdings (a)	25	54
Legacy Acquisition Corp. - Class A (a) (c)	356	3,592
Modern Media Acquisition Corp. (a) (d)	241	2,519
Monocle Acquisition Corporation (a)	24	238
Mudrick Capital Acquisition Corp. - Class A (a)	44	451
Oaktree Capital Group LLC - Class A (c)	220	10,890
Pivotal Acquisition Corporation - Class A (a)	60	606
Pure Acquisition Corp. - Class A (a)	89	903
Reebonz Holding Limited (a)	1	5
Regalwood Global Energy Ltd. - Class A (a)	240	2,448
SunTrust Banks Inc. (c)	174	10,960
The Blackstone Group L.P.	123	5,471
Trinity Merger Corp. - Class A (a)	420	4,330
Vectoiq Acquisition Corp. (a)	121	1,227
		55,172
Energy 8.8%
Anadarko Petroleum Corporation (c)	285	20,139
Buckeye Partners, L.P. (c)	76	3,110
Columbia Pipeline Group Inc. (a) (b) (d) (e)	134	3,417
EnCana Corp.	101	517
		27,183
Consumer Discretionary 7.3%
Caesars Entertainment Corp. (a) (f)	1,281	15,142
Liberty Expedia Holdings, Inc. - Class A (a) (c)	115	5,490
MGM Resorts International (f)	75	2,137
		22,769
Industrials 6.1%
Advanced Disposal Services, Inc. (a) (c)	39	1,243
L3 Technologies Inc.	46	11,372
Masco Corp. (f)	165	6,467
		19,082
Information Technology 5.9%
Cray Inc. (a)	—	3
Cypress Semiconductor Corp.	58	1,296
First Data Corporation - Class A (a)	169	4,576
Total System Services Inc.	7	906
Versum Materials, Inc.	31	1,574
Worldpay Inc. - Class A (a) (c)	82	10,083
		18,438
Health Care 4.9%
Allergan Public Limited Company	9	1,560
Celgene Corp. (a) (c)	113	10,441
WellCare Health Plans, Inc. (a) (f)	11	3,057
		15,058
Communication Services 3.5%
CBS Corp. - Class B (f)	49	2,465
Fox Corporation - Class B	23	849
Sprint Corporation (a) (c)	614	4,032
The Madison Square Garden Company - Class A (a) (f)	3	896
Tribune Media Co. - Class A	19	872
Zayo Group Holdings, Inc. (a)	57	1,882
		10,996
Materials 2.3%
Corteva, Inc. (a) (f)	46	1,368
Dow Holdings Inc. (f)	46	2,281
DuPont de Nemours, Inc (f)	46	3,473
	Shares/Par[1]	Value ($)
SunCoke Energy, Inc. (a)	1	6
		7,128
Utilities 1.7%
AmeriGas Partners, L.P. (c)	150	5,233
Total Common Stocks (cost $174,489)		181,059
CORPORATE BONDS AND NOTES 11.2%
Financials 4.0%
Ardagh Packaging Finance Public Limited Company
7.25%, 05/15/24 (g)	5,015	5,297
Nielsen Finance LLC
5.00%, 04/15/22 (g)	7,069	7,062
		12,359
Communication Services 2.9%
NII Holdings, Inc.
4.25%, 08/15/23 (g) (h)	3,135	3,177
Sinclair Television Group, Inc.
6.13%, 10/01/22	4,672	4,754
T-Mobile USA, Inc.
6.50%, 01/15/24 (b)	406	421
Zayo Group, LLC
5.75%, 01/15/27 (g)	582	593
		8,945
Materials 1.3%
Arconic Inc.
5.40%, 04/15/21	1,269	1,312
Univar USA Inc.
6.75%, 07/15/23 (g)	2,598	2,646
		3,958
Utilities 1.2%
Dynegy Inc.
5.88%, 06/01/23	1,519	1,552
GenOn Energy, Inc.
9.04%, (3M USD LIBOR + 6.50%), 12/01/23 (g) (i)	2,350	2,338
		3,890
Consumer Discretionary 0.9%
Caesars Entertainment Corporation
5.00%, 10/01/24 (h)	719	1,230
Rent-A-Center, Inc.
6.63%, 11/15/20	701	703
4.75%, 05/01/21	937	937
		2,870
Energy 0.7%
MEG Energy Corp.
6.50%, 01/15/25 (g)	2,029	2,039
Industrials 0.2%
Multi-Color Corporation
4.88%, 11/01/25 (g)	636	669
Total Corporate Bonds And Notes (cost $33,860)		34,730
INVESTMENT COMPANIES 4.1%
Apollo Senior Floating Rate Fund (c)	55	827
Apollo Tactical Income Fund	35	514
Ares Dynamic Credit Allocation Fund Inc.	11	162
BlackRock Debt Strategies Fund Inc.	186	2,006
BlackRock Floating Rate Income Strategies Fund Inc.	47	605
Eaton Vance Floating-Rate Income Trust	90	1,214
First Trust Senior Floating Rate Income Fund II	55	660
Invesco Dynamic Credit Opportunities Fund	112	1,249
Invesco Senior Income Trust	304	1,311
Nuveen Credit Strategies Income Fund	4	28
Voya Prime Rate Trust	309	1,471
Western Asset High Income Opportunity Fund Inc (c)	517	2,651
Total Investment Companies (cost $12,876)		12,698
PREFERRED STOCKS 3.6%
Financials 3.0%
Federal Home Loan Mortgage Corporation - Series Z, 0.00%, (callable at 25 beginning 12/31/22) (a) (b) (c) (j) (k)	441	5,471

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Federal National Mortgage Association, Inc. - Series S, 0.00%, (callable at 25 beginning 12/31/20) (a) (b) (j) (k)	170	2,121
MB Financial, Inc., 6.00%, (callable at 25 beginning 11/25/22) (a) (k)	75	1,962
		9,554
Real Estate 0.6%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 08/12/19) (k)	68	1,690
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 08/12/19) (k)	7	165
		1,855
Total Preferred Stocks (cost $9,415)		11,409
SENIOR LOAN INTERESTS 2.1%
Consumer Discretionary 1.2%
Cengage Learning, Inc.
2016 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 06/07/23 (i)	1,886	1,805
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/04/22 (i)	1,886	1,795
		3,600
Communication Services 0.7%
Tribune Media Company
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (i)	2,325	2,320
Information Technology 0.2%
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (i)	621	593
Total Senior Loan Interests (cost $6,654)		6,513
WARRANTS 0.2%
Act II Global Acquisition Corp. (a)	63	44
CF Finance Acquisition Corp. (a)	175	105
Chaserg Technology Acquisition Corp. (a)	19	14
Collier Creek Holdings (a)	12	15
Kaixin Auto Holdings (a)	123	5
Legacy Acquisition Corp. (a)	356	114
Modern Media Acquisition Corp. (a)	120	29
Monocle Acquisition Corporation (a)	24	7
Mudrick Capital Acquisition Corp. (a)	44	22
Pivotal Acquisition Corporation (a)	60	78
Pure Acquisition Corp. (a)	44	48
Reebonz Holding Limited (a)	51	—
Trinity Merger Corp. (a)	188	62
Total Warrants (cost $634)		543
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (a) (b)	104	14
Dyax Corp. (a) (b) (l)	134	14
Modern Media Acquisition Corp. (a) (b)	241	70
Total Rights (cost $148)		98
OTHER EQUITY INTERESTS 0.0%
Winthrop Realty Trust Escrow (a) (b) (l) (m) (n)	51	31
Total Other Equity Interests (cost $248)		31
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 10.4%
Investment Companies 10.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	32,221	32,221
Total Short Term Investments (cost $32,221)		32,221
Total Investments 89.9% (cost $270,545)		279,302
Total Securities Sold Short (23.2)% (proceeds $69,792)		(71,911)
Total Purchased Options 0.2% (cost $1,198)		613
Other Derivative Instruments (1.4)%		(4,480)
Other Assets and Liabilities, Net 34.5%		107,078
Total Net Assets 100.0%		310,602

(a) Non-income producing security.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e) Shares subject to merger appraisal rights.

(f) All or a portion of the security is subject to a written call option.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $23,821 and 7.7%, respectively.

(h) Convertible security.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 2.4% of the Fund’s net assets.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (23.2%)
COMMON STOCKS (23.1%)
Financials (5.4%)
BB&T Corporation	(226)	(11,091)
Brookfield Asset Management Inc. - Class A	(118)	(5,655)
		(16,746)
	Shares/Par[1]	Value ($)
Information Technology (4.8%)
Fidelity National Information Services, Inc.	(76)	(9,374)
Fiserv Inc.	(51)	(4,669)
Global Payments Inc.	(6)	(916)
		(14,959)
Industrials (3.7%)
Harris Corp.	(60)	(11,404)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary (2.5%)
Eldorado Resorts, Inc.	(52)	(2,386)
Expedia Group, Inc.	(41)	(5,501)
		(7,887)
Health Care (2.2%)
AbbVie Inc.	(8)	(587)
Bristol-Myers Squibb Co.	(113)	(5,122)
Centene Corporation	(23)	(1,188)
		(6,897)
Communication Services (1.7%)
Discovery, Inc. - Class A	(22)	(672)
T-Mobile US Inc.	(63)	(4,667)
		(5,339)
Utilities (1.3%)
UGI Corp.	(75)	(4,011)
Energy (1.1%)
Occidental Petroleum Corp.	(69)	(3,493)
	Shares/Par[1]	Value ($)
Real Estate (0.4%)
Brookfield Property Partners L.P.	(58)	(1,090)
Materials (0.0%)
SunCoke Energy, Inc.	—	(4)
Total Common Stocks (proceeds $69,711)		(71,830)
RIGHTS (0.1%)
Celgene Corporation (a) (b)	(38)	(81)
Total Rights (proceeds $81)		(81)
Total Securities Sold Short (23.2%) (proceeds $69,792)		(71,911)

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(b) The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Winthrop Realty Trust Escrow	08/08/16	248	31	—

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Caesars Entertainment Corporation	Put	9.00	07/19/19	3,184	—
Caesars Entertainment Corporation	Put	6.00	09/20/19	791	—
CBS Corporation	Put	45.00	09/20/19	1,085	84
CBS Corporation	Put	42.50	09/20/19	985	44
Corteva, Inc.	Put	26.00	09/20/19	463	26
Dow Holdings Inc.	Put	45.00	09/20/19	458	51
DuPont de Nemours, Inc	Put	70.00	09/20/19	463	94
Huntsman Corporation	Put	16.00	07/19/19	2,384	12
Masco Corporation	Put	30.00	07/19/19	679	1
Masco Corporation	Put	34.00	10/18/19	969	72
MGM Resorts International	Put	22.00	07/19/19	488	—
MGM Resorts International	Put	21.00	07/19/19	249	—
MGM Resorts International	Put	20.00	07/19/19	499	—
SPDR S&P 500 ETF	Put	292.00	07/19/19	148	40
SPDR S&P 500 ETF	Put	285.00	07/19/19	70	9
SPDR S&P Oil & Gas Exploration & Production ETF	Put	25.00	07/19/19	818	18
Technology Select Sector SPDR Fund	Put	74.00	07/19/19	175	8
The Blackstone Group L.P.	Put	40.00	07/19/19	1,775	22
The Blackstone Group L.P.	Put	32.00	09/20/19	315	3
The Blackstone Group L.P.	Put	34.00	09/20/19	666	10
The Madison Square Garden Company	Put	260.00	08/16/19	159	61
VanEck Vectors Semiconductor ETF	Put	106.00	08/16/19	92	26
					581

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts [1]	Value ($)
Index Options
FTSE 100 Index	JPM	Put	GBP	7,600.00	07/19/19	3	7

Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	08/16/19	802	20
Caesars Entertainment Corporation	JPM	Put		8.00	09/20/19	5,006	5
							25

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
CBS Corporation	Call	50.00	09/20/19	1,085	(255)
CBS Corporation	Call	47.50	09/20/19	985	(381)
Centene Corporation	Call	50.00	09/20/19	71	(34)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts [1]	Value ($)
Corteva, Inc.	Call	30.00	09/20/19	463	(67)
Dow Holdings Inc.	Call	52.50	09/20/19	458	(46)
DuPont de Nemours, Inc	Call	80.00	09/20/19	463	(83)
Huntsman Corporation	Call	20.00	07/19/19	2,384	(215)
Masco Corporation	Call	35.00	07/19/19	679	(299)
Masco Corporation	Call	38.00	10/18/19	969	(310)
MGM Resorts International	Call	25.00	07/19/19	488	(172)
MGM Resorts International	Call	24.00	07/19/19	249	(113)
MGM Resorts International	Call	23.00	07/19/19	499	(283)
Occidental Petroleum Corporation	Call	45.00	07/19/19	43	(23)
SPDR S&P 500 ETF	Call	296.00	07/19/19	34	(10)
SPDR S&P 500 ETF	Call	295.00	07/19/19	35	(12)
SPDR S&P 500 ETF	Put	270.00	07/19/19	69	(2)
Technology Select Sector SPDR Fund	Put	68.00	07/19/19	175	(1)
The Blackstone Group L.P.	Call	44.00	07/19/19	1,775	(242)
The Blackstone Group L.P.	Call	40.00	09/20/19	343	(165)
The Blackstone Group L.P.	Call	38.00	09/20/19	359	(240)
The Blackstone Group L.P.	Call	39.00	09/20/19	388	(223)
The Madison Square Garden Company	Call	290.00	08/16/19	159	(112)
VanEck Vectors Semiconductor ETF	Put	99.00	08/16/19	92	(11)
WellCare Health Plans, Inc.	Call	250.00	09/20/19	19	(75)
					(3,374)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts [1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	57.00	08/16/19	401	(46)
Bayer Aktiengesellschaft	JPM	Put	EUR	56.00	08/16/19	401	(36)
Caesars Entertainment Corporation	JPM	Call		11.00	07/19/19	3,184	(271)
Caesars Entertainment Corporation	JPM	Call		10.00	09/20/19	5,006	(901)
Uniper SE	JPM	Call	EUR	26.00	09/20/19	1,236	(204)
							(1,458)

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional [1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	07/11/19	AUD	1,608	1,129	4
GBP/USD	JPM	07/02/19	GBP	4,093	5,198	(222)
USD/AUD	JPM	07/11/19	AUD	(1,531)	(1,075)	(12)
USD/AUD	JPM	07/11/19	AUD	(77)	(54)	—
USD/EUR	JPM	07/10/19	EUR	(93)	(106)	—
USD/EUR	JPM	08/26/19	EUR	(2,041)	(2,332)	5
USD/EUR	JPM	08/27/19	EUR	(3,214)	(3,672)	(26)
USD/EUR	JPM	09/25/19	EUR	(379)	(434)	(4)
USD/EUR	JPM	09/25/19	EUR	(1,595)	(1,828)	5
USD/EUR	JPM	12/19/19	EUR	(816)	(940)	—
USD/GBP	JPM	07/02/19	GBP	(4,094)	(5,198)	182
USD/GBP	JPM	08/29/19	GBP	(479)	(611)	1
USD/GBP	JPM	10/15/19	GBP	(1,229)	(1,568)	(2)
					(11,491)	(69)

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Brookfield Property REIT Inc. (E)	1M LIBOR +0.75% (Q)	BOA	08/30/19 ††	1,317	—	(8)
Encana Corporation (E)	1M LIBOR +0.75% (Q)	BOA	03/16/20 ††	3,488	—	(1,019)
First Data Corporation (E)	1M LIBOR +0.75% (Q)	BOA	05/11/20 ††	16,992	—	1,054
Huntsman Corporation (E)	1M LIBOR +0.75% (Q)	BOA	05/28/20 ††	4,482	—	387
Inmarsat PLC (E)	1M LIBOR +0.55% (Q)	BOA	04/07/20 ††	618	—	(21)
Red Hat, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	03/25/20 ††	17,126	—	1,137
Renault (E)	1M LIBOR +0.35% (Q)	BOA	06/10/20 ††	240	—	12
Spark Therapeutics, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	05/28/20 ††	2,274	—	(166)
Versum Materials, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	06/02/20 ††	4,858	—	(12)
Zayo Group Holdings, Inc. (E)	1M LIBRO +0.75% (Q)	BOA	05/28/20 ††	7,705	—	(6)
Scout24 Holding GmbH (E)	3M LIBOR +0.50% (M)	GSC	06/12/20 ††	2,239	—	115
Altran Technologies (E)	3M LIBOR +0.40% (Q)	JPM	06/29/20 ††	928	—	12
AT&T Inc. (E)	3M LIBOR +0.30% (Q)	JPM	08/07/19 ††	1,256	—	51

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BCA Marketplace PLC (E)	3M LIBOR +0.00% (Q)	JPM	07/01/20 ††	1,550	—	11
CBS Corporation (E)	3M LIBOR +0.30% (Q)	JPM	09/23/19 ††	8,458	—	28
Discovery, Inc. (E)	3M LIBOR +0.30% (Q)	JPM	03/09/20 ††	595	—	27
Fox Corporation (E)	3M LIBOR +0.30% (Q)	JPM	03/26/20 ††	2,294	—	(61)
Inmarsat PLC (E)	3M LIBOR +0.30% (Q)	JPM	05/18/20 ††	3,041	—	(34)
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/19 ††	2,253	—	201
Liberty Media Corporation (E)	3M LIBOR +0.30% (Q)	JPM	01/22/20 ††	1,045	—	(35)
Mellanox Technologies Ltd (E)	3M LIBOR +0.30% (Q)	JPM	05/18/20 ††	4,261	—	(241)
Melrose Holdings Limited (E)	3M LIBOR +0.30% (Q)	JPM	10/10/19 ††	625	—	(87)
MGM Resorts International (E)	3M LIBOR +0.30% (Q)	JPM	03/04/20 ††	1,313	—	79
Renault (E)	3M LIBOR +0.40% (Q)	JPM	05/14/20 ††	762	—	(35)
SLM Corporation (E)	3M LIBOR +1.10% (Q)	JPM	02/12/20 ††	3,620	—	(431)
The Blackstone Group L.P. (E)	3M LIBOR +0.65% (Q)	JPM	03/16/20 ††	6,074	—	1,173
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/02/20 ††	3,684	—	(133)
Uniper SE (E)	3M LIBOR +0.40% (Q)	JPM	02/14/20 ††	3,692	—	46
Winthrop Realty Trust (E)‡	3M LIBOR +0.30% (Q)	JPM	08/12/19 ††	380	—	(362)
					—	1,682
INVESTMENT COMPANIES
Altaba Inc. (E)	3M LIBOR +0.42% (Q)	JPM	01/31/20 ††	29,375	—	(417)
First Trust Senior Floating Rate Income Fund II (E)	3M LIBOR +0.80% (Q)	JPM	12/11/19 ††	235	—	4
					—	(413)
Total return swap agreements - paying return
EQUITY
Brookfield Property Partners L.P. (E)	1M LIBOR -4.50% (Q)	BOA	03/03/20 ††	(244)	—	21
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR -1.00% (Q)	BOA	06/10/20 ††	(283)	—	(15)
Fiserv, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	05/11/20 ††	(17,292)	—	(1,127)
Alibaba Group Holding Limited (E)	3M LIBOR -0.60% (Q)	JPM	02/11/20 ††	(17,680)	—	48
Daimler AG (E)	3M LIBOR -0.40% (Q)	JPM	05/14/20 ††	(43)	—	5
Nissan Motor Co., Ltd. (E)	3M LIBOR -0.40% (Q)	JPM	05/18/20 ††	(624)	—	66
Sirius XM Holdings Inc. (E)	3M LIBOR -0.60% (Q)	JPM	10/16/19 ††	(1,546)	—	154
					—	(848)

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Financial Statements.

††For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund *
COMMON STOCKS 64.7%
Financials 13.5%
American International Group, Inc.	1,090	58,094
Bank of America Corporation	6,603	191,479
BlackRock, Inc.	115	53,984
Chubb Limited	827	121,795
Intercontinental Exchange, Inc.	681	58,557
JPMorgan Chase & Co.	1,754	196,044
Northern Trust Corp.	652	58,700
PNC Financial Services Group Inc.	552	75,811
Principal Financial Group, Inc.	933	54,061
Prudential Financial Inc.	1,096	110,730
Other Securities		134,919
		1,114,174
Information Technology 9.4%
Apple Inc.	353	69,786
Cisco Systems, Inc.	1,267	69,368
HP Inc.	2,746	57,082
Intel Corp.	1,635	78,260
Microsoft Corp.	1,962	262,847
Motorola Solutions Inc.	422	70,341
Other Securities		166,344
		774,028
Health Care 9.2%
Abbott Laboratories	614	51,630
AstraZeneca PLC - ADR	1,556	64,230
Bristol-Myers Squibb Co.	1,413	64,090
Medtronic Public Limited Company	973	94,766
Merck & Co., Inc.	885	74,244
Pfizer Inc.	2,674	115,829
UnitedHealth Group Incorporated	348	84,826
Other Securities		210,605
		760,220
Communication Services 6.1%
Alphabet Inc. - Class A (a)	129	139,587
Comcast Corporation - Class A	3,313	140,074
Verizon Communications Inc.	3,191	182,312
Other Securities		39,874
		501,847
Industrials 5.8%
Deere & Co.	469	77,668
General Dynamics Corp.	378	68,795
Johnson Controls International Public Limited Company	1,206	49,810
Lockheed Martin Corp.	158	57,344
Union Pacific Corp.	300	50,816
United Technologies Corp.	541	70,462
Other Securities		97,883
		472,778
Energy 5.3%
Chevron Corp.	1,200	149,270
Hess Corporation	915	58,146
Suncor Energy Inc.	1,966	61,248
Other Securities		170,117
		438,781
Consumer Discretionary 3.8%
Hilton Worldwide Holdings Inc.	591	57,724
Home Depot Inc.	320	66,575
Lowe's Cos. Inc.	529	53,389
Other Securities		132,360
		310,048
Consumer Staples 3.5%
Coca-Cola Co.	1,535	78,186
PepsiCo Inc.	579	75,907
Sysco Corp.	770	54,470
Other Securities		78,728
		287,291
Utilities 3.3%
Dominion Energy, Inc.	947	73,191
Exelon Corporation	1,231	58,997
	Shares/Par[1]	Value ($)
Sempra Energy	454	62,335
Other Securities		80,344
		274,867
Materials 2.6%
International Paper Co.	1,364	59,072
PPG Industries Inc.	536	62,611
Other Securities		93,324
		215,007
Real Estate 2.2%
American Tower Corporation	312	63,733
Simon Property Group Inc.	333	53,198
Other Securities		61,520
		178,451
Total Common Stocks (cost $4,365,345)		5,327,492
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
Mortgage-Backed Securities 6.9%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26	186	193
3.00%, 09/01/46	27,401	27,818
3.00%, 11/01/46	21,174	21,575
3.00%, 12/01/46	29,680	30,132
2.50% - 3.00%, 12/01/31 - 12/01/46	10,013	10,160
3.00%, 12/01/46	27,529	27,948
3.00%, 01/01/47	19,872	20,150
3.00%, 02/01/47	13,104	13,287
3.50%, 08/01/47	31,128	32,049
3.50%, 10/01/47	28,812	29,664
3.50%, 06/01/48	18,943	19,462
3.50%, 09/01/48	54,398	55,804
3.00% - 7.00%, 11/01/30 - 11/01/48	30,325	31,051
Federal National Mortgage Association, Inc.
2.47% - 4.50%, 09/01/23 - 08/01/27	19,159	19,687
2.49% - 2.89%, 12/01/26	11,840	12,096
2.00% - 2.50%, 05/01/30 - 01/01/32	6,586	6,610
TBA, 3.00%, 07/15/33 (b)	43,656	44,501
3.50% - 7.50%, 09/01/29 - 12/01/48	18,071	18,829
3.00%, 02/01/45	13,841	14,113
4.00%, 01/01/46	8,551	8,918
4.00%, 02/01/46	8,931	9,315
3.00%, 10/01/46	15,363	15,645
3.50%, 12/01/47	19,550	20,116
3.50%, 03/01/48	13,404	13,792
TBA, 2.50%, 07/15/48 (b)	950	943
3.50%, 01/01/58	12,239	12,620
Government National Mortgage Association
6.00% - 6.50%, 02/15/24 - 04/15/26	9	10
4.00% - 7.00%, 11/15/32 - 12/20/44	7,729	8,589
TBA, 4.50%, 07/15/48 (b)	8,325	8,678
4.00%, 11/20/48	36,466	37,807
		571,562
U.S. Treasury Securities 5.4%
U.S. Treasury Bond
2.88%, 05/15/43	17,724	18,937
3.38%, 05/15/44	15,335	17,803
3.13%, 08/15/44	8,230	9,173
2.50%, 02/15/45	18,570	18,480
2.88%, 08/15/45	10,885	11,621
2.50%, 05/15/46	34,630	34,392
2.75%, 08/15/47	15,195	15,834
2.75%, 11/15/47 (c)	45,559	47,481
3.00% - 3.13%, 05/15/47 - 05/15/48	8,555	9,442
3.00%, 08/15/48	23,480	25,707
3.00%, 02/15/49	9,180	10,068
2.88%, 05/15/49 (d)	400	428
U.S. Treasury Note
2.50%, 02/28/21	15,500	15,670
2.13%, 12/31/22	8,800	8,917
2.63%, 06/30/23	10,065	10,408
2.88%, 10/31/23	20,000	20,931
2.25%, 04/30/24 (b)	17,165	17,546
2.13% - 3.13%, 03/31/23 - 11/15/28	20,485	21,372
2.38%, 04/30/26	24,255	25,032
2.88%, 08/15/28	50,045	53,751

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2.63%, 02/15/29	14,455	15,236
2.38%, 05/15/29 (b) (d)	35,890	37,068
		445,297
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	16,914	17,404
Series JM-4165, REMIC, 3.50%, 09/15/41	2,459	2,529
Series AH-4143, REMIC, 1.75%, 09/15/42	10,798	10,610
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,200	3,249
Federal National Mortgage Association, Inc.
Series 2018-GD-80, 3.50%, 12/25/47	7,181	7,351
Series 2018-PA-77, 3.50%, 02/25/48	10,765	11,048
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,799	4,960
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	11,898	12,001
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	29,341	29,833
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	5,386	5,540
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,254	3,297
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	18,203	18,646
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,974	2,034
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	20,797	21,384
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	6
		149,892
Municipal 0.9%
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,116	8,549
6.66%, 04/01/57	1,035	1,352
Other Securities		60,987
		70,888
Treasury Inflation Indexed Securities 0.6%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (e)	19,407	19,535
0.50%, 01/15/28 (e)	30,024	30,521
		50,056
Sovereign 0.5%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,413
3.88% - 4.00%, 04/23/23 - 03/14/29 (f)	9,107	9,643
Other Securities		14,431
		39,487
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (g)	8,250	8,477
Series 2017-FA-M5, REMIC, 2.93%, (1M USD LIBOR + 0.49%), 04/25/24 (g)	574	573
Series 2017-FA-M13, REMIC, 2.84%, (1M USD LIBOR + 0.40%), 10/25/24 (g)	2,168	2,154
		11,204
Total Government And Agency Obligations (cost $1,289,848)		1,338,386
CORPORATE BONDS AND NOTES 11.6%
Financials 4.7%
ACE Capital Trust II
9.70%, 04/01/30	525	742
American International Group, Inc.
4.25%, 03/15/29	2,860	3,065
Bank of America Corporation
2.63%, 10/19/20	2,000	2,008
3.00% - 4.20%, 12/20/23 - 07/21/28	16,060	16,947
3.97% - 5.88%, 02/07/30 - 01/21/44	2,865	3,217
JPMorgan Chase & Co.
4.50%, 01/24/22	825	869
3.25% - 3.38%, 09/23/22 - 05/01/23	2,060	2,116
4.45% - 6.40%, 12/05/29 - 01/06/42	9,050	10,254
PNC Bank, National Association
3.30%, 10/30/24	835	869
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	874
Other Securities		343,298
		384,259
	Shares/Par[1]	Value ($)
Health Care 1.5%
Medtronic, Inc.
3.15%, 03/15/22	1,070	1,099
3.63%, 03/15/24	360	380
Merck & Co., Inc.
2.80%, 05/18/23	940	963
4.15%, 05/18/43	630	708
UnitedHealth Group Incorporated
2.88% - 3.88%, 10/15/20 - 03/15/22	670	681
3.35% - 3.75%, 07/15/22 - 07/15/25	2,910	3,068
Other Securities		120,715
		127,614
Utilities 1.3%
Commonwealth Edison Company
3.65%, 06/15/46	465	474
Dominion Energy, Inc.
2.58% - 4.10%, 07/01/19 - 08/15/21 (h)	8,720	8,795
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	2,904
Sempra Energy
3.25%, 06/15/27	3,630	3,627
Other Securities		88,057
		103,857
Communication Services 1.1%
Comcast Corporation
3.95%, 10/15/25	4,345	4,688
3.97% - 6.50%, 06/15/35 - 11/01/49	5,402	6,120
Verizon Communications Inc.
2.95%, 03/15/22	875	893
4.52% - 4.86%, 03/15/39 - 03/15/55	10,995	12,365
Other Securities		69,125
		93,191
Energy 0.8%
Hess Corporation
7.30%, 08/15/31	4,890	6,043
Other Securities		63,430
		69,473
Consumer Staples 0.8%
Other Securities		63,329
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,821
3.25%, 02/23/26	1,106	1,156
Microsoft Corporation
2.40% - 2.88%, 02/06/24 - 08/08/26	6,890	7,070
3.70%, 08/08/46	1,500	1,628
Other Securities		18,240
		29,915
Industrials 0.3%
Deere & Company
4.38%, 10/16/19	185	186
Lockheed Martin Corporation
2.50%, 11/23/20	810	813
4.07% - 4.85%, 09/15/41 - 12/15/42	2,955	3,318
United Technologies Corporation
3.95%, 08/16/25	2,545	2,743
Other Securities		21,585
		28,645
Real Estate 0.3%
American Tower Corporation
3.45%, 09/15/21	4,000	4,082
5.00%, 02/15/24	410	451
Other Securities		20,702
		25,235
Materials 0.2%
Other Securities		13,969
Consumer Discretionary 0.2%
Lowe`s Companies, Inc.
4.55%, 04/05/49	880	949

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Other Securities		12,555
		13,504
Total Corporate Bonds And Notes (cost $918,079)		952,991
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.0%
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,219
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.45%, 12/25/19 (f) (g)	1,145	1,146
GTP Acquisition Partners I, LLC
Series 2015-A-1, 2.35%, 06/15/20 (f)	1,145	1,141
Other Securities		329,942
Total Non-U.S. Government Agency Asset-Backed Securities (cost $331,407)		333,448
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (i) (j)	265,092	265,092
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (i) (j)	71,325	71,325
Treasury Securities 0.5%
U.S. Treasury Bill
2.36%, 07/16/19 (d) (k)	21,130	21,110
2.09%, 09/19/19 (k)	22,100	21,998
		43,108
Total Short Term Investments (cost $379,521)		379,525
Total Investments 101.1% (cost $7,284,200)		8,331,842
Total Forward Sales Commitments 0.0% (proceeds $1,149)		(1,150)
Other Assets and Liabilities, Net (1.1)%		(90,549)
Total Net Assets 100.0%		8,240,143

(a) Non-income producing security.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $108,907.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security was on loan.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $609,159 and 7.4%, respectively.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(k) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/48 (a)	(1,100)	(1,150)
Total Government And Agency Obligations (proceeds $1,149)		(1,150)
Total Forward Sales Commitments (0.0%) (proceeds $1,149)		(1,150)

(a) All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,149.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nationstar HECM Loan Trust, Series 2018-A-1A, 2.76%, 02/25/20	03/09/18	642	640	—

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	129	September 2019	16,153	4	355
United States 5 Year Note	251	October 2019	29,290	—	367
				4	722
Short Contracts
United States 10 Year Ultra Bond	(131)	September 2019	(17,613)	(4)	(481)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 35.4%
U.S. Government Agency Obligations 26.6%
Federal Farm Credit Banks Funding Corporation
2.20%, (3M US Treasury Bill + 0.10%), 07/03/19 (a) (b)	8,720	8,720
2.19%, (3M US Treasury Bill + 0.09%), 07/26/19 (a) (b)	17,675	17,675
2.38%, (1D US Federal Funds Rate), 08/08/19 (a) (b)	8,175	8,175
2.19%, (3M US Treasury Bill + 0.10%), 09/20/19 (a) (b)	10,000	10,000
2.17%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	10,000	10,000
2.46%, (US SOFR + 0.03%), 02/06/20 (a) (b)	8,600	8,600
2.14%, (3M US Treasury Bill + 0.04%), 02/12/20 (a) (b)	2,250	2,249
2.26%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,750	7,750
2.49%, 03/01/21 (b)	10,150	10,150
2.53%, (US SOFR + 0.10%), 05/07/21 (a) (b)	1,325	1,325
Federal Home Loan Bank of Topeka
2.44%, (3M USD LIBOR - 0.16%), 07/05/19 (a) (b)	2,285	2,285
Federal Home Loan Banks Office of Finance
2.46%, (US SOFR + 0.03%), 10/09/19 (a) (b)	35,055	35,055
2.50%, (US SOFR + 0.07%), 11/15/19 (a) (b)	13,400	13,400
2.44%, (US SOFR + 0.01%), 12/20/19 (a) (b)	65,340	65,340
2.45%, (US SOFR + 0.02%), 02/21/20 (a) (b)	18,295	18,295
2.46%, (US SOFR + 0.04%), 05/08/20 - 06/19/20 (a) (b)	46,340	46,340
2.47%, (US SOFR + 0.04%), 08/25/20 (a) (b)	4,420	4,420
Federal Home Loan Mortgage Corporation
2.44%, (US SOFR + 0.01%), 11/01/19 (a) (b)	15,000	15,000
1.50%, 01/17/20 (b)	25,969	25,821
1.80%, 04/13/20 (b)	5,200	5,175
Federal National Mortgage Association, Inc.
1.63%, 01/21/20 (b)	16,901	16,814
2.50%, (US SOFR + 0.08%), 10/30/20 (a) (b)	10,920	10,920
		343,509
U.S. Treasury Securities 8.8%
U.S. Treasury Note
2.16%, (3M US Treasury Bill + 0.06%), 07/31/19 (a)	16,000	16,000
2.14%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	20,000	20,000
2.21%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	66,000	65,974
	Shares/Par[1]	Value ($)
2.24%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	12,500	12,500
		114,474
Total Government And Agency Obligations (cost $457,983)		457,983
SHORT TERM INVESTMENTS 48.8%
Repurchase Agreements 22.8%
Repurchase Agreements (c)		294,400
Discount Notes 22.3%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.56%, 07/19/19 (b) (d)	7,280	7,271
2.56%, 07/23/19 (b) (d)	7,146	7,135
2.60%, 08/26/19 (b) (d)	11,650	11,603
2.61%, 09/09/19 (b) (d)	11,575	11,516
2.61%, 10/01/19 (b) (d)	9,187	9,126
2.62%, 10/28/19 (b) (d)	12,500	12,392
2.63%, 11/04/19 (b) (d)	2,596	2,572
Federal Home Loan Banks Office of Finance
2.43%, 07/05/19 (b) (d)	37,450	37,440
2.48%, 07/10/19 (b) (d)	22,525	22,511
2.42%, 07/24/19 (b) (d)	29,001	28,956
2.46%, 08/01/19 (b) (d)	13,071	13,043
2.44%, 08/02/19 (b) (d)	14,000	13,970
2.41%, 08/09/19 (b) (d)	39,000	38,898
2.15%, 08/14/19 (b) (d)	26,146	26,070
2.35%, 08/23/19 (b) (d)	6,250	6,228
2.30%, 09/06/19 (b) (d)	26,773	26,658
2.52%, 01/24/20 (b) (d)	12,537	12,355
		287,744
Treasury Securities 3.7%
U.S. Treasury Bill
2.47%, 08/08/19 (d)	20,175	20,123
2.47%, 08/15/19 (d)	28,300	28,216
		48,339
Total Short Term Investments (cost $630,483)		630,483
Total Investments 84.2% (cost $1,088,466)		1,088,466
Other Assets and Liabilities, Net 15.8%		204,740
Total Net Assets 100.0%		1,293,206

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at June 30, 2019, see Repurchase Agreements in the Schedules of Investments.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	U.S. Treasury Bond, 2.50-3.00%, due 11/15/2045-02/15/46	48,227	51,000	2.50	06/28/19	07/01/19	50,010	50,000	50,000
BNP	U.S. Treasury Note, 1.38-3.38%, due 04/30/20-11/15/48	14,197	14,383
	Government National Mortgage Association, 3.00-6.50%, due 11/15/38-01/20/49	10,409	10,917
	Federal National Mortgage Association, Inc., 3.00-5.00%, due 01/01/33-03/01/49	7,826	8,213
	Federal Home Loan Mortgage Corporation, 3.50-4.00%, due 12/01/48-03/01/49	8,898	9,327
		41,332	42,840	2.50	06/28/19	07/01/19	42,009	42,000	42,000
BOA	Government National Mortgage Association, 4.50%, due 11/20/48	4,839	5,100	2.50	06/28/19	07/01/19	5,001	5,000	5,000
DUB	Federal Home Loan Banks Office of Finance, 4.13%, due 03/13/20	34,790	35,703	2.51	06/28/19	07/01/19	35,007	35,000	35,000
	U.S. Treasury Note, 2.50%, due 02/15/22	4,264	4,386	2.50	06/28/19	07/01/19	4,301	4,300	4,300
GSC	Government National Mortgage Association, 2.50-6.00%, due 10/15/23-11/15/58	32,507	33,763
	Federal National Mortgage Association, Inc., 2.50-6.50%, due 07/01/20-07/01/46	8,582	8,980

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Federal Home Loan Mortgage Corporation, 3.50-8.50%, due 12/01/23-04/01/49	7,941	8,257
		49,030	51,000	2.41	06/28/19	07/12/19	50,047	50,000	50,000
GSC	Federal National Mortgage Association, Inc., 7.00%, due 03/01/37	53	58
	Federal Home Loan Mortgage Corporation, 5.00%, due 10/01/48	9,384	10,142
		9,437	10,200	2.51	06/28/19	07/01/19	10,002	10,000	10,000
GSC	Federal National Mortgage Association, Inc., 4.00%, due 07/01/47	39,059	40,800	2.54	06/24/19	07/03/19	40,019	40,000	40,000
GSC	Government National Mortgage Association, 3.00%, due 12/20/47	17,937	18,416
	Federal National Mortgage Association, Inc., 5.50%, due 07/01/38	5	5
	Federal Home Loan Mortgage Corporation, 3.50-6.00%, due 02/01/21-10/01/48	20,780	22,379
		38,722	40,800	2.46	06/26/19	07/01/19	40,020	40,000	40,000
JPM	U.S. Treasury Note, 0.00-2.63%, due 09/19/19-07/15/21	9,472	9,588	2.53	06/28/19	07/01/19	9,402	9,400	9,400
RBC	Federal National Mortgage Association, Inc., 3.50-4.50%, due 08/01/42-04/01/49	333	351
	Federal Home Loan Mortgage Corporation, 3.50-4.50%, due 01/01/44-03/01/49	8,268	8,523
		8,601	8,874	2.49	06/28/19	07/01/19	8,702	8,700	8,700
									294,400

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 98.7%
Financials 22.8%
American International Group, Inc.	320	17,058
Assurant, Inc.	140	14,931
Bank of America Corporation	1,506	43,665
BlackRock, Inc.	38	17,927
Chubb Limited	144	21,279
Citigroup Inc.	461	32,271
Intact Financial Corporation	182	16,814
Invesco Ltd.	675	13,806
JPMorgan Chase & Co.	512	57,199
M&T Bank Corporation	100	17,000
MetLife, Inc.	277	13,778
PNC Financial Services Group Inc.	213	29,223
TD Ameritrade Holding Corporation	251	12,548
		307,499
Health Care 18.5%
Allergan Public Limited Company	108	18,153
Anthem, Inc.	95	26,914
AstraZeneca PLC - ADR	446	18,421
Eli Lilly & Co.	135	14,946
Koninklijke Philips Electronics NV - NYRS	387	16,861
Medtronic Public Limited Company	312	30,346
Merck & Co., Inc.	399	33,464
Pfizer Inc.	930	40,275
Roche Holding AG	71	20,016
UnitedHealth Group Incorporated	78	18,945
Zimmer Biomet Holdings, Inc.	104	12,230
		250,571
Information Technology 11.5%
Analog Devices, Inc.	150	16,876
Cisco Systems, Inc.	730	39,937
Intel Corp.	751	35,970
KLA-Tencor Corp.	115	13,558
Maxim Integrated Products, Inc.	215	12,849
Micron Technology Inc. (a)	320	12,341
NetApp, Inc.	200	12,319
Nokia Oyj - ADR	2,268	11,361
		155,211
Industrials 9.7%
Caterpillar Inc.	105	14,365
Fortune Brands Home & Security, Inc.	318	18,143
Harris Corp.	80	15,136
Ingersoll-Rand Public Limited Company	121	15,327
Lockheed Martin Corp.	52	18,951
Nvent Electric Public Limited Company	544	13,474
Union Pacific Corp.	85	14,347
United Technologies Corp.	159	20,756
		130,499
Energy 8.4%
Concho Resources Inc.	138	14,271
	Shares/Par[1]	Value ($)
EOG Resources, Inc.	208	19,351
Exxon Mobil Corporation	644	49,378
Noble Energy Inc.	614	13,754
Pioneer Natural Resources Co.	107	16,497
		113,251
Communication Services 5.2%
Comcast Corporation - Class A	805	34,053
Verizon Communications Inc.	636	36,319
		70,372
Consumer Staples 5.2%
Mondelez International Inc. - Class A	321	17,307
Philip Morris International Inc.	319	25,088
Unilever NV - ADR	239	14,519
US Foods Holding Corp. (a)	375	13,394
		70,308
Utilities 4.9%
Dominion Energy, Inc.	260	20,093
Entergy Corporation	129	13,278
Eversource Energy	248	18,808
Sempra Energy	107	14,709
		66,888
Consumer Discretionary 4.6%
Booking Holdings Inc. (a)	8	14,192
Hilton Worldwide Holdings Inc.	142	13,922
Home Depot Inc.	71	14,793
Skechers U.S.A. Inc. - Class A (a)	217	6,841
Tapestry Inc.	392	12,452
		62,200
Materials 4.6%
Celanese Corp. - Class A	157	16,935
Dow Holdings Inc.	344	16,943
FMC Corp.	193	16,031
Sealed Air Corporation	276	11,809
		61,718
Real Estate 3.3%
Brixmor Property Group Inc.	461	8,236
Crown Castle International Corp.	177	23,095
Gaming and Leisure Properties, Inc.	346	13,494
		44,825
Total Common Stocks (cost $1,068,886)		1,333,342
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	16,564	16,564
Total Short Term Investments (cost $16,564)		16,564
Total Investments 99.9% (cost $1,085,450)		1,349,906
Other Assets and Liabilities, Net 0.1%		706
Total Net Assets 100.0%		1,350,612

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund as a cash management tool. The total value and cost of these investments is included in investments – affiliated in the Statements of Assets and Liabilities and the associated income is included in affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended June 30, 2019. The following table details the investments held during the period ended June 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund	208,940	752,301	674,116	2,723	287,125	24.0
JNL Multi-Manager International Small Cap Fund	6,746	41,795	42,445	53	6,096	2.2
JNL Multi-Manager Mid Cap Fund	18,510	135,480	125,620	344	28,370	2.5
JNL Multi-Manager Small Cap Growth Fund	34,383	384,912	355,864	593	63,431	2.7
JNL Multi-Manager Small Cap Value Fund	26,077	435,691	421,880	564	39,888	3.3
JNL S&P 500 Index Fund	531	14,252	13,655	8	1,128	2.1
JNL/AQR Large Cap Defensive Style Fund	—	25,296	24,215	3	1,081	4.3
JNL/AQR Large Cap Relaxed Constraint Equity Fund	7,287	51,172	54,175	56	4,284	1.3
JNL/AQR Managed Futures Strategy Fund	67,052	37,932	84,358	358	20,626	14.9
JNL/BlackRock Advantage International Fund	—	25,010	24,703	5	307	1.2
JNL/BlackRock Global Allocation Fund	—	3,500	3,500	—	—	—
JNL/BlackRock Global Natural Resources Fund	12,003	101,687	109,328	114	4,362	0.6
JNL/BlackRock Large Cap Select Growth Fund	62,086	373,006	399,487	228	35,605	1.0
JNL/Boston Partners Global Long Short Equity Fund	—	146,089	136,452	235	9,637	2.3
JNL/Causeway International Value Select Fund	34,006	99,931	99,467	273	34,470	2.3
JNL/ClearBridge Large Cap Growth Fund	11,822	138,989	117,255	303	33,556	4.2
JNL/Crescent High Income Fund	29,855	199,438	205,846	253	23,447	3.3
JNL/DFA International Core Equity Fund	—	55,000	55,000	9	—	—
JNL/DFA U.S. Core Equity Fund	2,807	69,729	70,416	40	2,120	0.2
JNL/DoubleLine Core Fixed Income Fund	28,800	308,243	319,549	385	17,494	0.5
JNL/DoubleLine Emerging Markets Fixed Income Fund	—	73,957	73,957	25	—	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	23,708	328,340	247,879	698	104,169	5.9
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,035	849,207	518,869	682	361,373	35.9
JNL/First State Global Infrastructure Fund	805	184,129	179,903	93	5,031	0.5
JNL/FPA + DoubleLine Flexible Allocation Fund	51,764	265,673	259,167	789	58,270	3.4
JNL/Franklin Templeton Global Fund	27,966	71,676	85,043	257	14,599	3.3
JNL/Franklin Templeton Global Multisector Bond Fund	206,375	285,757	259,952	2,543	232,180	14.9
JNL/Franklin Templeton Growth Allocation Fund	—	459,294	327,527	94	131,767	10.9
JNL/Franklin Templeton Income Fund	123,539	690,141	748,105	1,049	65,575	3.5
JNL/Franklin Templeton International Small Cap Fund	22,477	60,409	43,680	455	39,206	6.5
JNL/Franklin Templeton Mutual Shares Fund	114,091	81,668	167,758	883	28,001	4.5
JNL/Goldman Sachs Emerging Markets Debt Fund	19,061	219,207	231,154	98	7,114	2.5
JNL/GQG Emerging Markets Equity Fund	2,195	96,250	95,301	116	3,144	0.6
JNL/Harris Oakmark Global Equity Fund	13,545	72,691	64,482	121	21,754	2.5
JNL/Heitman U.S. Focused Real Estate Fund	2,046	37,320	36,510	20	2,856	1.5
JNL/Invesco China-India Fund	—	93,485	93,185	63	300	0.1
JNL/Invesco Diversified Dividend Fund	40,770	24,105	14,293	496	50,582	8.9
JNL/Invesco Global Real Estate Fund	15,739	107,738	104,120	156	19,357	1.4
JNL/Invesco International Growth Fund	35,488	135,437	136,062	539	34,863	3.1
JNL/Invesco Small Cap Growth Fund	47,923	172,948	177,138	421	43,733	2.2
JNL/JPMorgan Global Allocation Fund	1,068	73,267	69,958	25	4,377	8.2
JNL/JPMorgan Hedged Equity Fund	20,266	58,405	76,284	41	2,387	0.9
JNL/JPMorgan MidCap Growth Fund	11,020	250,219	206,301	654	54,938	2.3
JNL/JPMorgan U.S. Government & Quality Bond Fund	88,813	143,905	202,695	519	30,023	2.7
JNL/Lazard Emerging Markets Fund	14,187	104,969	89,437	366	29,719	3.7
JNL/Loomis Sayles Global Growth Fund	2,468	48,691	47,853	37	3,306	1.1
JNL/Mellon Bond Index Fund	68,101	136,222	139,175	644	65,148	5.6
JNL/Mellon Consumer Staples Sector Fund	837	24,192	24,468	8	561	0.6
JNL/Mellon Emerging Markets Index Fund	7,971	67,896	58,485	147	17,382	1.5
JNL/Mellon Industrials Sector Fund	183	33,090	32,998	10	275	0.4
JNL/Mellon International Index Fund	4,150	101,116	94,674	60	10,592	0.6
JNL/Mellon Materials Sector Fund	59	6,699	6,530	2	228	1.0
JNL/Mellon MSCI KLD 400 Social Index Fund	224	10,249	10,368	3	105	0.2
JNL/Mellon Real Estate Sector Fund	435	65,234	64,932	19	737	0.6
JNL/Mellon S&P 1500 Growth Index Fund	1,269	23,776	23,539	7	1,506	1.4
JNL/Mellon S&P 1500 Value Index Fund	864	12,439	12,098	4	1,205	2.0
JNL/Mellon S&P 400 MidCap Index Fund	26,130	213,919	210,953	381	29,096	0.9
JNL/Mellon S&P 500 Index Fund	134,053	462,180	410,093	1,068	186,140	2.2
JNL/Mellon Small Cap Index Fund	6,214	179,601	181,582	96	4,233	0.2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Mellon Utilities Sector Fund	1,134	64,390	63,144	23	2,380	1.0
JNL/MFS Mid Cap Value Fund	12,293	117,007	110,649	160	18,651	1.4
JNL/Morningstar Wide Moat Index Fund	7,478	82,590	86,676	21	3,392	0.6
JNL/Neuberger Berman Strategic Income Fund	17,881	164,381	179,667	84	2,595	0.4
JNL/Oppenheimer Emerging Markets Innovator Fund	25,829	69,531	56,641	315	38,719	7.8
JNL/Oppenheimer Global Growth Fund	16,979	173,182	161,393	401	28,768	1.1
JNL/PPM America Floating Rate Income Fund	38,886	251,484	225,333	849	65,037	4.2
JNL/PPM America High Yield Bond Fund	30,703	366,872	322,922	665	74,653	3.5
JNL/PPM America Mid Cap Value Fund	2,123	51,317	52,697	33	743	0.1
JNL/PPM America Small Cap Value Fund	2,055	56,091	57,910	18	236	—
JNL/PPM America Total Return Fund	9,111	263,065	216,203	256	55,973	4.6
JNL/PPM America Value Equity Fund	980	16,347	16,640	11	687	0.4
JNL/RAFI Fundamental Asia Developed Fund	765	28,683	26,548	26	2,900	1.2
JNL/RAFI Fundamental Europe Fund	—	27,943	25,990	7	1,953	0.6
JNL/RAFI Fundamental U.S. Small Cap Fund	1,784	93,994	81,750	37	14,028	3.2
JNL/RAFI Multi-Factor U.S. Equity Fund	3,893	682,626	547,180	158	139,339	5.0
JNL/S&P Competitive Advantage Fund	6,961	101,104	100,893	45	7,172	0.3
JNL/S&P Dividend Income & Growth Fund	164	151,572	137,820	62	13,916	0.3
JNL/S&P International 5 Fund	150	4,993	4,670	4	473	0.9
JNL/S&P Intrinsic Value Fund	13,862	103,821	114,509	90	3,174	0.1
JNL/S&P Mid 3 Fund	849	12,600	13,286	6	163	0.1
JNL/S&P Total Yield Fund	19,588	103,020	122,608	121	—	—
JNL/Scout Unconstrained Bond Fund	33,525	216,594	228,909	166	21,210	5.7
JNL/T. Rowe Price Established Growth Fund	3,656	126,350	126,467	50	3,539	—
JNL/T. Rowe Price Managed Volatility Balanced Fund	6,171	34,510	37,060	44	3,621	0.7
JNL/T. Rowe Price Mid-Cap Growth Fund	3,892	101,068	101,510	49	3,450	0.1
JNL/T. Rowe Price Short-Term Bond Fund	7,358	224,346	230,787	49	917	0.1
JNL/T. Rowe Price Value Fund	3,360	82,066	83,230	40	2,196	—
JNL/Vanguard Growth ETF Allocation Fund	377	30,687	30,355	11	709	0.2
JNL/Vanguard Moderate ETF Allocation Fund	9	41,407	40,346	12	1,070	0.5
JNL/Vanguard Moderate Growth ETF Allocation Fund	290	40,237	39,795	12	732	0.2
JNL/Westchester Capital Event Driven Fund	17,758	182,418	167,955	103	32,221	10.4
JNL/WMC Balanced Fund	89,248	684,624	508,780	2,619	265,092	3.2
JNL/WMC Value Fund	14,404	115,507	113,347	180	16,564	1.2

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	22,990	699,134	685,346	1,369	21,138	0.2
JNL/T. Rowe Price Managed Volatility Balanced Fund	42,805	63,437	44,434	573	61,808	11.9
JNL/T. Rowe Price Mid-Cap Growth Fund	302,523	355,460	281,402	3,998	371,662	6.0
JNL/T. Rowe Price Short-Term Bond Fund	2,087	77,750	119,836	30	—	—
JNL/T. Rowe Price Value Fund	28,246	404,184	393,254	154	39,176	0.9

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. The total value and cost of these investments is included in Investments - affiliated in the Statements of Assets and Liabilities and the income is included in Affiliated income in the Statements of Operations. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 238.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	IDR - Indonesian Rupiah	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	ILS - Israeli New Shekel	SEK - Swedish Krona
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CAD - Canadian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	IBEX - Spanish Exchange Index
ABS - Asset-Backed Security	ICE - Intercontinental Exchange
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
ASX - Australian Stock Exchange	JIBAR - South African Johannesburg Interbank Agreed Rate
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - Chess Depository Interest	MICEX - Moscow Interbank Offered Rate
CDO - Collateralized Debt Obligation	MSCI - Morgan Stanley Capital International
CDX.EM - Credit Default Swap Index - Emerging Markets	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NVDR - Non-Voting Depositary Receipt
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NYRS - New York Registered Share
CLO - Collateralized Loan Obligation	OAO - Russian Open Joint Stock Company
CMBX.NA - Commercial Mortgage-backed Securities Index - North America	OAT - Obligations Assimilables du Tresor
CPURRNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OMX - Option Market Index
CVA - Commanditaire Vennootschap op Aandelen	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PRIBOR - Czech Interbank Offered Rate
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rate
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	SPI - Schedule Performance Index
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TELBOR - Tel Aviv Interbank Offered Rate
term of 1.75 to 2.25 years	UFJ - United Financial of Japan
FDR - Fiduciary Depositary Receipt	ULSD - Ultra-low sulfur diesel
FTSE - Financial Times and the London Stock Exchange	US - United States
GDR - Global Depositary Receipt	WIBOR - Poland Warsaw Interbank Offered Rate
HIBOR - Hing Kong Interbank Offered Rate	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BNY - BNY Capital Markets	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
BTI - BTIG LLC	MLP - Merrill Lynch Professional Clearing Corp.
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Nomura Securities International Inc.
CIT - Citibank, Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (B) - Bi-Monthly; (D) - Daily; (E) - Expiration Date; (M) - Monthly; (N) - Non-Regular; (Q) - Quarterly; (S) - Semi-Annually; (T) - Semi-Monthly; (W) - Weekly.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Swaptions are illiquid investments.

11Payments delivered or received are based on the notional amount.

* A Summary Schedule of Investments is presented for this portfolio. For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2019. Certain footnotes may apply to securities included in “Other Securities” and are referenced in the complete Schedule of Investments. A complete Schedule of Investments is available without charge, upon request, by calling the Jackson Service Center at 1-800-644-4565 or by visiting the Commission’s website, www.sec.gov.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund		JNL/AQR Large Cap Defensive Style Fund
Assets
Investments - unaffiliated, at value	$1,030,357	$267,866	$1,111,336	$2,317,757	$1,181,231		$51,536	$24,008
Investments - affiliated, at value	288,162	6,096	35,123	94,787	50,288		1,262	1,081
Purchased options, at value	608	—	—	—	—		—	—
Forward foreign currency contracts	994	—	—	—	—		—	—
Variation margin on futures/futures options contracts	100	—	—	—	—		6	5
Variation margin on swap agreements	283	—	—	—	—		—	—
OTC swap agreements	3,924	—	—	—	—		—	—
Cash	—	695	1,031	315	78		—	100
Cash collateral segregated for short sales	68,513	—	—	—	—		—	—
Foreign currency	7,212	251	—	450	—		—	—
Receivable from:
Investment securities sold	15,099	—	2,424	9,585	12,906		84	—
Fund shares sold	108	43	521	1,739	478		1	22
Dividends and interest	5,128	495	1,075	784	1,369		44	11
Adviser	—	—	—	—	—		7	—
Deposits with brokers and counterparties	28,921	—	—	—	—		—	49
Other assets	23	7	19	15	14		—	—
Total assets	1,449,432	275,453	1,151,529	2,425,432	1,246,364		52,940	25,276
Liabilities
Cash overdraft	3,055	—	—	—	—		—	—
Securities sold short, at value	208,614	—	—	—	—		—	—
Written options, at value	895	—	—	—	—		—	—
Forward foreign currency contracts	1,176	—	—	—	—		—	—
Variation margin on futures/futures options contracts	301	—	—	—	—		—	—
Variation margin on swap agreements	28	—	—	—	—		—	—
OTC swap agreements	3,195	—	—	—	—		—	—
OTC swap premiums received	38	—	—	—	—		—	—
Deferred foreign capital gains tax liability	—	27	—	—	—		—	—
Payable for:
Investment securities purchased	31,871	182	3,005	16,431	10,968		142	—
Deposits from counterparties	1,833	—	—	—	—		—	—
Return of securities loaned	1,037	—	6,753	31,356	10,400		52	—
Dividends/interest on securities sold short	264	—	—	—	—		—	—
Interest expense and brokerage charges	98	—	—	—	—		—	—
Fund shares redeemed	338	129	879	1,950	502		2	—
Advisory fees	1,120	167	606	1,084	661		8	2
Administrative fees	188	33	138	190	98		4	1
12b-1 fees (Class A)	20	5	24	99	42		—	—
Board of trustee fees	16	1	13	58	38		—	—
Chief compliance officer fees	1	—	1	2	1		—	—
Other expenses	90	6	1	2	1		5	—
Total liabilities	254,178	550	11,420	51,172	22,711		213	3
Net assets	$1,195,254	$274,903	$1,140,109	$2,374,260	$1,223,653		$52,727	$25,273
Net assets consist of:
Paid-in capital(a)	$1,154,651	$285,987	$979,059	$1,961,252	$1,193,558		$49,648	$25,493
Total distributable earnings (loss)(a)	40,603	(11,084)	161,050	413,008	30,095		3,079	(220)
Net assets	$1,195,254	$274,903	$1,140,109	$2,374,260	$1,223,653		$52,727	$25,273
Net assets - Class A	$15,315	$1,794	$160,960	$1,866,315	$667,147	$	N/A	$489
Shares outstanding - Class A	1,473	187	12,171	61,019	50,916		N/A	49
Net asset value per share - Class A	$10.40	$9.58	$13.23	$30.59	$13.10	$	N/A	$9.91
Net assets - Class I	$1,179,939	$273,109	$979,149	$507,945	$556,506		$52,727	$24,784
Shares outstanding - Class I	113,070	28,445	73,854	15,754	42,362		4,347	2,500
Net asset value per share - Class I	$10.44	$9.60	$13.26	$32.24	$13.14		$12.13	$9.91
Investments - unaffiliated, at cost	$980,898	$261,166	$950,493	$1,904,849	$1,152,056		$48,456	$24,232
Investments - affiliated, at cost	288,162	6,096	35,123	94,787	50,288		1,276	1,081
Purchased options, at cost	705	—	—	—	—		—	—
Foreign currency cost	7,187	251	—	457	—		—	—
Proceeds from securities sold short	200,608	—	—	—	—		—	—
Premiums from written options	1,119	—	—	—	—		—	—
Securities on loan included in
investments - unaffiliated, at value	4,227	15,209	6,702	149,867	50,631		105	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Assets
Investments - unaffiliated, at value	$414,615	$110,500	$24,513	$3,573,726	$676,416	$3,703,667	$410,508
Investments - affiliated, at value	4,284	20,626	307	47,915	48,327	35,605	9,637
Purchased options, at value	—	—	—	18,018	—	—	—
Forward foreign currency contracts	—	1,512	—	2,952	—	—	—
Variation margin on futures/futures options contracts	14	891	3	—	—	—	—
Variation margin on swap agreements	—	—	—	7	—	—	—
OTC swap agreements	—	26	—	634	—	—	155
Cash	175	—	166	12,059	5	4	565
Cash collateral segregated for short sales	913	—	—	—	—	—	199,649
Foreign currency	—	281	13	2,473	115	—	374
Receivable from:
Investment securities sold	—	—	—	13,284	136	—	1,681
Fund shares sold	13	43	—	1,767	200	1,254	26
Dividends and interest	348	117	22	10,480	962	483	1,498
Deposits with brokers and counterparties	146	15,926	—	6,756	—	—	2,640
Other assets	1	1	—	65	2	11	1
Total assets	420,509	149,923	25,024	3,690,136	726,163	3,741,024	626,734
Liabilities
Cash overdraft	—	8,098	—	—	—	—	—
Securities sold short, at value	98,226	—	—	2,309	—	—	201,283
Written options, at value	—	—	—	13,758	—	—	5,400
Forward foreign currency contracts	—	2,002	—	2,055	—	—	—
Variation margin on futures/futures options contracts	—	628	—	450	—	—	—
OTC swap agreements	—	218	—	414	—	—	843
Deferred foreign capital gains tax liability	—	—	—	494	—	—	—
Payable to affiliates	—	—	—	386	—	—	61
Payable for:
Investment securities purchased	—	—	—	8,927	—	—	2,030
Deposits from counterparties	—	—	—	5,849	—	—	—
Return of securities loaned	913	—	—	47,915	43,965	—	—
Dividends/interest on securities sold short	56	—	—	50	—	—	288
Interest expense and brokerage charges	55	—	—	2	—	—	—
Fund shares redeemed	195	14	—	1,984	298	5,955	284
Advisory fees	190	112	3	1,757	296	1,398	379
Administrative fees	41	20	1	430	81	294	52
12b-1 fees (Class A)	16	5	—	177	33	142	2
Board of trustee fees	12	26	—	99	58	111	12
Chief compliance officer fees	—	—	—	2	1	2	—
Other expenses	—	—	—	5	1	4	1
Total liabilities	99,704	11,123	4	87,063	44,733	7,906	210,635
Net assets	$320,805	$138,800	$25,020	$3,603,073	$681,430	$3,733,118	$416,099
Net assets consist of:
Paid-in capital(a)	$280,935	$137,257	$25,000	$3,383,432	$671,509	$2,592,726	$420,057
Total distributable earnings (loss)(a)	39,870	1,543	20	219,641	9,921	1,140,392	(3,958)
Net assets	$320,805	$138,800	$25,020	$3,603,073	$681,430	$3,733,118	$416,099
Net assets - Class A	$319,773	$102,598	$1	$3,590,021	$679,078	$2,883,543	$40,015
Shares outstanding - Class A	26,408	13,367	—	286,003	83,675	68,505	4,012
Net asset value per share - Class A	$12.11	$7.68	$10.01	$12.55	$8.12	$42.09	$9.97
Net assets - Class I	$1,032	$36,202	$25,019	$13,052	$2,352	$849,575	$376,084
Shares outstanding - Class I	84	4,667	2,500	1,030	287	19,309	37,477
Net asset value per share - Class I	$12.31	$7.76	$10.01	$12.68	$8.19	$44.00	$10.03
Investments - unaffiliated, at cost	$371,885	$110,450	$24,455	$3,349,820	$666,497	$2,563,275	$399,913
Investments - affiliated, at cost	4,284	20,626	307	47,915	48,327	35,605	9,637
Purchased options, at cost	—	—	—	22,416	—	—	—
Foreign currency cost	—	280	13	2,476	115	—	374
Proceeds from securities sold short	95,296	—	—	2,996	—	—	188,046
Premiums from written options	—	—	—	11,544	—	—	4,769
Securities on loan included in
investments - unaffiliated, at value	909	—	—	47,327	41,932	—	1,250

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets
Investments - unaffiliated, at value	$1,439,703	$778,407	$678,624	$60,556	$1,225,247	$3,486,397	$536,398
Investments - affiliated, at value	46,146	41,630	45,118	—	8,867	64,653	8,985
Cash	75	155	4,434	566	372	4,158	—
Foreign currency	2,206	—	388	32	—	4,749	—
Receivable from:
Investment securities sold	6,117	4,683	5,883	—	671	7,740	1,798
Fund shares sold	362	1,097	206	—	726	1,245	266
Dividends and interest	7,189	173	8,253	12	933	23,091	9,128
Adviser	—	—	—	—	3	—	—
Other assets	5	2	2	—	4	12	2
Total assets	1,501,803	826,147	742,908	61,166	1,236,823	3,592,045	556,577
Liabilities
Cash overdraft	—	—	—	—	—	—	412
Payable for:
Investment securities purchased	4,857	12,892	18,553	339	—	16,625	1,249
Return of securities loaned	11,676	8,074	21,671	—	6,747	47,159	8,985
Fund shares redeemed	540	376	205	—	480	1,682	214
Advisory fees	617	318	302	6	396	1,059	286
Administrative fees	179	95	82	2	99	284	67
12b-1 fees (Class A)	24	13	7	—	57	141	2
Board of trustee fees	46	5	10	—	29	205	6
Chief compliance officer fees	1	—	—	—	1	2	—
Other expenses	2	1	1	—	1	4	1
Total liabilities	17,942	21,774	40,831	347	7,810	67,161	11,222
Net assets	$1,483,861	$804,373	$702,077	$60,819	$1,229,013	$3,524,884	$545,355
Net assets consist of:
Paid-in capital(a)	$1,439,145	$658,647	$703,324	$60,531	$884,905	$3,313,358	$531,980
Total distributable earnings (loss)(a)	44,716	145,726	(1,247)	288	344,108	211,526	13,375
Net assets	$1,483,861	$804,373	$702,077	$60,819	$1,229,013	$3,524,884	$545,355
Net assets - Class A	$485,890	$264,197	$139,992	$93	$1,164,447	$2,861,866	$33,728
Shares outstanding - Class A	31,802	20,037	13,110	9	80,132	215,316	2,893
Net asset value per share - Class A	$15.28	$13.19	$10.68	$10.05	$14.53	$13.29	$11.66
Net assets - Class I	$997,971	$540,176	$562,085	$60,726	$64,566	$663,018	$511,627
Shares outstanding - Class I	63,583	40,773	53,053	6,044	4,180	46,175	44,598
Net asset value per share - Class I	$15.70	$13.25	$10.59	$10.05	$15.45	$14.36	$11.47
Investments - unaffiliated, at cost	$1,540,265	$632,681	$679,866	$60,312	$881,139	$3,399,407	$523,023
Investments - affiliated, at cost	46,146	41,630	45,118	—	8,867	64,653	8,985
Foreign currency cost	2,204	—	392	32	—	4,743	—
Securities on loan included in
investments - unaffiliated, at value	11,250	13,069	21,251	—	11,918	50,056	8,802

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Assets
Investments - unaffiliated, at value	$1,605,914	$949,311	$1,011,076	$1,695,028	$421,369	$1,272,094	$1,077,201
Investments - affiliated, at value	104,169	361,908	48,228	62,771	21,973	232,180	192,159
Forward foreign currency contracts	—	—	—	—	—	7,051	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	64
Variation margin on swap agreements	—	—	—	—	—	1,686	6
OTC swap agreements	73,270	—	—	—	—	—	—
Cash	7,893	1,038	1,094	—	493	992	33,142
Cash collateral segregated for short sales	—	—	—	91,469	—	—	—
Foreign currency	—	—	4,658	—	401	7,016	—
Receivable from:
Investment securities sold	6,055	43,844	7,091	3,419	1,124	273	50,409
Fund shares sold	1,356	1,061	249	153	284	532	225
Dividends and interest	7,335	5,741	4,835	4,275	2,524	15,921	2,534
Deposits with brokers and counterparties	66,308	—	—	—	—	37,675	805
Other assets	5	3	3	9	3	20	4
Total assets	1,872,305	1,362,906	1,077,234	1,857,124	448,171	1,575,440	1,356,549
Liabilities
Cash overdraft	—	—	—	46,579	—	—	—
Foreign currency overdraft	—	—	—	—	—	—	26,814
Securities sold short, at value	—	—	—	104,328	—	—	—
Forward foreign currency contracts	—	—	—	—	—	14,787	—
Variation margin on futures/futures options contracts	—	2	—	—	—	—	—
OTC swap agreements	7	—	—	—	—	—	—
Deferred foreign capital gains tax liability	—	—	—	—	165	72	—
Payable for:
Investment securities purchased	32,747	354,933	5,564	6,077	—	86	116,643
Deposits from counterparties	66,308	—	—	—	—	1,576	—
Return of securities loaned	—	535	43,197	4,501	7,374	—	—
Dividends/interest on securities sold short	—	—	—	148	—	—	—
Interest expense and brokerage charges	—	—	—	94	—	—	—
Fund shares redeemed	1,307	450	616	808	133	449	931
Advisory fees	810	343	587	911	334	720	127
Administrative fees	213	83	127	205	87	191	73
12b-1 fees (Class A)	59	45	39	79	21	33	60
Board of trustee fees	17	58	27	85	41	50	69
Chief compliance officer fees	1	1	1	1	1	1	1
Other expenses	2	1	1	2	14	28	3
Total liabilities	101,471	356,451	50,159	163,818	8,170	17,993	144,721
Net assets	$1,770,834	$1,006,455	$1,027,075	$1,693,306	$440,001	$1,557,447	$1,211,828
Net assets consist of:
Paid-in capital(a)	$1,689,650	$969,736	$958,131	$1,593,605	$387,565	$1,538,023	$1,207,042
Total distributable earnings (loss)(a)	81,184	36,719	68,944	99,701	52,436	19,424	4,786
Net assets	$1,770,834	$1,006,455	$1,027,075	$1,693,306	$440,001	$1,557,447	$1,211,828
Net assets - Class A	$1,199,427	$908,245	$792,419	$1,580,897	$438,680	$676,860	$1,210,543
Shares outstanding - Class A	79,191	76,041	52,636	125,241	43,948	60,697	86,850
Net asset value per share - Class A	$15.15	$11.94	$15.05	$12.62	$9.98	$11.15	$13.94
Net assets - Class I	$571,407	$98,210	$234,656	$112,409	$1,321	$880,587	$1,285
Shares outstanding - Class I	37,598	8,060	15,485	8,852	132	78,113	92
Net asset value per share - Class I	$15.20	$12.18	$15.15	$12.70	$10.03	$11.27	$14.01
Investments - unaffiliated, at cost	$1,597,991	$932,616	$920,767	$1,598,168	$429,191	$1,389,868	$1,072,526
Investments - affiliated, at cost	104,169	361,908	48,228	62,771	21,973	232,180	192,080
Foreign currency cost	—	—	4,654	—	401	7,022	—
Proceeds from securities sold short	—	—	—	107,166	—	—	—
Securities on loan included in
investments - unaffiliated, at value	—	525	44,238	4,424	7,462	30	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Assets
Investments - unaffiliated, at value	$1,759,618	$559,227	$581,563	$268,099	$514,407	$850,813	$182,259
Investments - affiliated, at value	143,878	57,231	28,001	7,886	3,144	61,956	2,856
Forward foreign currency contracts	—	—	75	1,619	—	—	—
Variation margin on swap agreements	—	—	—	218	—	—	—
OTC swap agreements	—	—	—	367	—	—	—
OTC swap premiums paid	—	—	—	284	—	—	—
Cash	1,021	139	65	1,335	218	344	3
Foreign currency	—	22	408	826	1,699	—	—
Receivable from:
Investment securities sold	27,639	733	3,795	4,490	1,365	1,501	1,644
Fund shares sold	823	155	224	34	636	412	45
Dividends and interest	16,989	2,209	2,439	4,536	1,328	3,679	608
Deposits with brokers and counterparties	—	—	—	9,780	—	—	—
Other assets	8	21	4	1	2	3	1
Total assets	1,949,976	619,737	616,574	299,475	522,799	918,708	187,416
Liabilities
Written options, at value	169	—	—	—	—	—	—
Forward foreign currency contracts	—	1	33	923	—	247	—
Variation margin on futures/futures options contracts	—	—	—	3	—	—	—
Variation margin on swap agreements	—	—	—	87	—	—	—
OTC swap agreements	—	—	—	601	—	—	—
OTC swap premiums received	—	—	—	69	—	—	—
Deferred foreign capital gains tax liability	—	48	—	—	1,471	—	—
Payable for:
Investment securities purchased	—	774	—	8,298	252	2,498	2,327
Deposits from counterparties	—	—	—	50	—	—	—
Return of securities loaned	78,303	18,025	—	772	—	40,202	—
Fund shares redeemed	959	428	217	118	878	1,031	16
Advisory fees	918	385	437	144	377	497	100
Administrative fees	175	73	73	35	63	104	23
12b-1 fees (Class A)	92	29	30	6	2	22	1
Board of trustee fees	93	19	47	26	3	31	1
Chief compliance officer fees	2	—	1	—	—	1	—
Other expenses	3	12	1	25	15	2	—
Total liabilities	80,714	19,794	839	11,157	3,061	44,635	2,468
Net assets	$1,869,262	$599,943	$615,735	$288,318	$519,738	$874,073	$184,948
Net assets consist of:
Paid-in capital(a)	$1,820,839	$564,297	$568,826	$331,374	$491,684	$906,933	$167,319
Total distributable earnings (loss)(a)	48,423	35,646	46,909	(43,056)	28,054	(32,860)	17,629
Net assets	$1,869,262	$599,943	$615,735	$288,318	$519,738	$874,073	$184,948
Net assets - Class A	$1,866,219	$597,682	$613,930	$129,209	$45,768	$442,388	$18,844
Shares outstanding - Class A	153,724	61,920	53,603	11,223	4,297	41,513	1,688
Net asset value per share - Class A	$12.14	$9.65	$11.45	$11.51	$10.65	$10.66	$11.16
Net assets - Class I	$3,043	$2,261	$1,805	$159,109	$473,970	$431,685	$166,104
Shares outstanding - Class I	262	231	156	13,633	44,242	40,369	14,840
Net asset value per share - Class I	$11.62	$9.78	$11.59	$11.67	$10.71	$10.69	$11.19
Investments - unaffiliated, at cost	$1,711,184	$566,060	$534,709	$274,872	$434,554	$912,371	$174,791
Investments - affiliated, at cost	143,878	57,231	28,001	7,886	3,144	61,956	2,856
Foreign currency cost	—	22	409	825	1,700	—	—
Premiums from written options	161	—	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	92,442	32,754	3,994	726	2,796	38,273	3,683

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Assets
Investments - unaffiliated, at value	$554,233	$518,467	$1,315,430	$1,095,682	$1,946,358	$30,471	$256,885
Investments - affiliated, at value	1,455	50,582	24,327	62,336	55,720	23,538	2,387
Purchased options, at value	—	—	—	—	—	186	3,379
Forward foreign currency contracts	—	—	—	—	—	2	—
Variation margin on futures/futures options contracts	—	—	—	—	—	36	23
Cash	406	142	642	1,294	562	1,169	1,563
Foreign currency	1,779	226	2,268	2,991	—	22	—
Receivable from:
Investment securities sold	526	87	7,299	3,801	14,935	1,291	4,069
Fund shares sold	232	120	496	359	604	5	227
Dividends and interest	784	1,154	7,568	4,439	652	40	160
Deposits with brokers and counterparties	—	—	—	—	—	11	280
Other assets	3	2	5	4	6	—	1
Total assets	559,418	570,780	1,358,035	1,170,906	2,018,837	56,771	268,974
Liabilities
Securities sold short, at value	—	—	—	—	—	599	—
Written options, at value	—	—	—	—	—	—	3,431
Forward foreign currency contracts	—	411	—	4	—	3	—
Variation margin on futures/futures options contracts	—	—	—	—	—	1	—
Deferred foreign capital gains tax liability	—	—	17	—	—	—	—
Payable to affiliates	—	—	103	—	—	—	—
Payable for:
Investment securities purchased	1,050	2,859	6,832	3,773	11,466	2,686	5,630
Return of securities loaned	1,155	—	4,970	27,473	11,987	—	—
Fund shares redeemed	1,656	72	547	1,040	1,287	2	291
Advisory fees	336	241	664	476	1,034	20	77
Administrative fees	67	69	168	137	158	5	23
12b-1 fees (Class A)	27	4	59	46	88	2	2
Board of trustee fees	24	4	65	54	40	1	1
Chief compliance officer fees	1	—	1	1	1	—	—
Other expenses	16	1	13	2	3	—	—
Total liabilities	4,332	3,661	13,439	33,006	26,064	3,319	9,455
Net assets	$555,086	$567,119	$1,344,596	$1,137,900	$1,992,773	$53,452	$259,519
Net assets consist of:
Paid-in capital(a)	$463,515	$516,774	$1,254,221	$909,162	$1,532,331	$53,418	$251,965
Total distributable earnings (loss)(a)	91,571	50,345	90,375	228,738	460,442	34	7,554
Net assets	$555,086	$567,119	$1,344,596	$1,137,900	$1,992,773	$53,452	$259,519
Net assets - Class A	$553,849	$75,270	$1,205,634	$931,747	$1,812,502	$33,446	$51,081
Shares outstanding - Class A	58,919	6,883	117,574	66,555	69,962	2,850	4,993
Net asset value per share - Class A	$9.40	$10.94	$10.25	$14.00	$25.91	$11.73	$10.23
Net assets - Class I	$1,237	$491,849	$138,962	$206,153	$180,271	$20,006	$208,438
Shares outstanding - Class I	130	44,720	13,318	13,929	6,672	1,699	20,341
Net asset value per share - Class I	$9.51	$11.00	$10.43	$14.80	$27.02	$11.77	$10.25
Investments - unaffiliated, at cost	$482,103	$495,132	$1,226,767	$959,775	$1,485,992	$30,361	$245,252
Investments - affiliated, at cost	1,455	50,582	24,327	62,336	55,720	23,574	2,387
Purchased options, at cost	—	—	—	—	—	201	3,454
Foreign currency cost	1,781	225	2,266	2,988	—	22	—
Proceeds from securities sold short	—	—	—	—	—	591	—
Premiums from written options	—	—	—	—	—	—	3,335
Securities on loan included in
investments - unaffiliated, at value	13,954	253	11,641	26,040	41,558	—	540

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Assets
Investments - unaffiliated, at value	$2,317,068	$1,069,971	$761,195	$294,456	$1,153,329	$86,287	$1,166,491
Investments - affiliated, at value	68,021	30,023	29,868	3,306	77,151	700	40,941
Cash	1,519	9	382	—	370	—	150
Foreign currency	—	—	92	—	—	—	2,857
Receivable from:
Investment securities sold	159,189	3	915	1,374	20,346	—	—
Fund shares sold	5,645	752	506	160	428	79	455
Dividends and interest	486	3,969	4,015	414	6,935	252	4,916
Other assets	7	4	4	2	4	—	20
Total assets	2,551,935	1,104,731	796,977	299,712	1,258,563	87,318	1,215,830
Liabilities
Forward sales commitments, at value	—	—	—	—	1,739	—	—
Forward foreign currency contracts	—	—	8	—	—	—	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	67
Deferred foreign capital gains tax liability	—	—	1,113	—	—	—	808
Payable for:
Investment securities purchased	159,251	—	48	—	85,154	191	—
Return of securities loaned	13,083	—	149	—	12,003	139	23,559
Interest expense and brokerage charges	—	—	—	—	7	—	—
Fund shares redeemed	1,401	892	405	288	442	236	635
Advisory fees	956	266	492	126	147	16	242
Administrative fees	190	91	96	34	92	10	143
12b-1 fees (Class A)	93	45	21	—	43	4	58
Board of trustee fees	53	66	57	1	66	—	42
Chief compliance officer fees	2	1	1	—	1	—	1
Other expenses	2	1	21	1	2	2	72
Total liabilities	175,031	1,362	2,411	450	99,696	598	25,627
Net assets	$2,376,904	$1,103,369	$794,566	$299,262	$1,158,867	$86,720	$1,190,203
Net assets consist of:
Paid-in capital(a)	$1,900,560	$1,076,111	$887,919	$271,432	$1,095,368	$81,677	$1,103,541
Total distributable earnings (loss)(a)	476,344	27,258	(93,353)	27,830	63,499	5,043	86,662
Net assets	$2,376,904	$1,103,369	$794,566	$299,262	$1,158,867	$86,720	$1,190,203
Net assets - Class A	$1,910,832	$902,483	$414,945	$2,230	$882,952	$85,795	$1,183,230
Shares outstanding - Class A	49,879	67,726	40,979	203	73,040	7,714	109,338
Net asset value per share - Class A	$38.31	$13.33	$10.13	$10.96	$12.09	$11.12	$10.82
Net assets - Class I	$466,072	$200,886	$379,621	$297,032	$275,915	$925	$6,973
Shares outstanding - Class I	11,796	14,309	37,347	27,011	21,973	83	639
Net asset value per share - Class I	$39.51	$14.04	$10.16	$11.00	$12.56	$11.18	$10.91
Investments - unaffiliated, at cost	$1,840,724	$1,042,714	$733,140	$268,438	$1,120,199	$81,241	$1,062,347
Investments - affiliated, at cost	68,021	30,023	29,868	3,306	77,151	700	40,941
Foreign currency cost	—	—	92	—	—	—	2,861
Proceeds from forward sales commitments	—	—	—	—	1,738	—	—
Securities on loan included in
investments - unaffiliated, at value	26,192	1,570	5,593	14	14,224	269	26,343

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Assets
Investments - unaffiliated, at value	$63,025	$1,750,313	$22,411	$45,110	$128,759	$107,498	$59,078
Investments - affiliated, at value	572	51,913	322	259	1,910	1,731	1,468
Forward foreign currency contracts	—	70	—	—	—	—	—
Variation margin on futures/futures options contracts	3	84	1	1	2	3	1
Cash	6	208	—	1	—	2	1
Foreign currency	—	1,496	—	—	—	—	—
Receivable from:
Investment securities sold	79	—	111	—	—	3	—
Fund shares sold	148	353	53	13	781	58	207
Dividends and interest	33	8,650	24	40	469	74	58
Other assets	—	6	—	—	—	—	—
Total assets	63,866	1,813,093	22,922	45,424	131,921	109,369	60,813
Liabilities
Forward foreign currency contracts	—	35	—	—	—	—	—
Variation margin on futures/futures options contracts	—	13	—	—	—	—	—
Payable for:
Investment securities purchased	38	—	306	—	314	1,032	1,122
Return of securities loaned	297	34,198	94	23	1,173	225	78
Fund shares redeemed	36	698	15	5	176	221	5
Advisory fees	12	224	4	9	22	17	9
Administrative fees	8	212	3	5	15	12	7
12b-1 fees (Class A)	3	73	1	2	6	5	3
Board of trustee fees	—	92	—	—	1	1	—
Chief compliance officer fees	—	1	—	—	—	—	—
Other expenses	2	87	—	4	3	9	4
Total liabilities	396	35,633	423	48	1,710	1,522	1,228
Net assets	$63,470	$1,777,460	$22,499	$45,376	$130,211	$107,847	$59,585
Net assets consist of:
Paid-in capital(a)	$61,443	$1,511,451	$22,685	$41,615	$123,100	$96,424	$56,851
Total distributable earnings (loss)(a)	2,027	266,009	(186)	3,761	7,111	11,423	2,734
Net assets	$63,470	$1,777,460	$22,499	$45,376	$130,211	$107,847	$59,585
Net assets - Class A	$62,604	$1,492,443	$22,049	$45,153	$127,054	$105,178	$56,024
Shares outstanding - Class A	5,605	109,895	2,180	3,618	11,037	8,288	5,007
Net asset value per share - Class A	$11.17	$13.58	$10.12	$12.48	$11.51	$12.69	$11.19
Net assets - Class I	$866	$285,017	$450	$223	$3,157	$2,669	$3,561
Shares outstanding - Class I	77	20,066	44	18	274	209	317
Net asset value per share - Class I	$11.23	$14.20	$10.17	$12.52	$11.53	$12.77	$11.24
Investments - unaffiliated, at cost	$61,002	$1,547,390	$22,598	$41,327	$121,621	$96,082	$56,320
Investments - affiliated, at cost	572	50,575	322	284	1,910	1,731	1,494
Foreign currency cost	—	1,491	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	584	41,040	426	265	1,368	368	287

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Assets
Investments - unaffiliated, at value	$3,084,004	$8,450,813	$2,474,394	$240,620	$1,341,928	$540,009	$862,155
Investments - affiliated, at value	54,354	325,959	43,447	2,400	18,651	5,304	7,180
Forward foreign currency contracts	—	—	—	—	—	—	203
Variation margin on futures/futures options contracts	398	853	73	7	—	17	85
Cash	117	2,742	29	—	563	17	1,066
Foreign currency	—	—	—	—	—	—	1,163
Receivable from:
Investment securities sold	21,780	—	12,612	—	7,572	—	32,671
Fund shares sold	941	4,313	1,043	300	413	181	674
Dividends and interest	3,104	6,909	2,733	248	2,055	457	5,872
Other assets	10	26	52	1	4	3	2
Total assets	3,164,708	8,791,615	2,534,383	243,576	1,371,186	545,988	911,071
Liabilities
Forward foreign currency contracts	—	—	—	—	—	—	505
Variation margin on futures/futures options contracts	—	—	—	—	—	—	63
Payable for:
Investment securities purchased	21,563	3,654	14,160	1,322	7,724	—	173,340
Return of securities loaned	25,258	366,817	39,214	20	—	1,912	4,585
Fund shares redeemed	1,320	3,433	1,010	501	986	378	486
Advisory fees	348	732	280	39	607	87	288
Administrative fees	247	627	195	29	110	65	89
12b-1 fees (Class A)	138	397	106	12	57	4	32
Board of trustee fees	84	199	93	2	64	2	16
Chief compliance officer fees	2	6	2	—	1	—	—
Other expenses	277	824	221	5	1	305	1
Total liabilities	49,237	376,689	55,281	1,930	9,550	2,753	179,405
Net assets	$3,115,471	$8,414,926	$2,479,102	$241,646	$1,361,636	$543,235	$731,666
Net assets consist of:
Paid-in capital(a)	$2,674,969	$5,118,762	$2,251,720	$209,003	$1,282,465	$500,672	$694,760
Total distributable earnings (loss)(a)	440,502	3,296,164	227,382	32,643	79,171	42,563	36,906
Net assets	$3,115,471	$8,414,926	$2,479,102	$241,646	$1,361,636	$543,235	$731,666
Net assets - Class A	$2,823,224	$8,135,040	$2,186,900	$239,388	$1,171,047	$75,066	$660,614
Shares outstanding - Class A	134,011	352,923	120,739	15,803	97,011	6,930	58,473
Net asset value per share - Class A	$21.07	$23.05	$18.11	$15.15	$12.07	$10.83	$11.30
Net assets - Class I	$292,247	$279,886	$292,202	$2,258	$190,589	$468,169	$71,052
Shares outstanding - Class I	13,570	11,821	15,782	148	15,654	43,087	6,227
Net asset value per share - Class I	$21.54	$23.68	$18.51	$15.22	$12.18	$10.87	$11.41
Investments - unaffiliated, at cost	$2,649,296	$5,754,137	$2,250,107	$220,486	$1,263,101	$513,080	$839,171
Investments - affiliated, at cost	54,354	323,951	43,447	2,400	18,651	5,304	7,180
Foreign currency cost	—	—	—	—	—	—	1,154
Securities on loan included in
investments - unaffiliated, at value	84,670	358,278	127,261	697	—	10,110	4,494

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Assets
Investments - unaffiliated, at value	$462,197	$2,536,761	$1,600,071	$2,716,797	$1,508,531	$2,039,526	$577,503
Investments - affiliated, at value	54,990	33,662	7,921	1,351	65,037	213,525	743
Purchased options, at value	—	—	—	1	—	—	—
Forward foreign currency contracts	—	—	2,513	2,024	—	—	—
Variation margin on futures/futures options contracts	—	—	280	698	—	11	—
Variation margin on swap agreements	—	—	658	765	—	—	—
OTC swap agreements	—	—	4,606	362	—	—	—
OTC swap premiums paid	—	—	116	290	—	—	—
Cash	1	—	2,750	2,926	15,823	1,860	153
Foreign currency	—	2,094	7,705	4,806	—	—	—
Receivable from:
Investment securities sold	110	298	225,409	511,319	29,704	20,086	9,916
Fund shares sold	66	908	1,110	555	1,018	886	244
Treasury roll transactions	—	—	—	202,961	—	—	—
Dividends and interest	676	2,928	8,160	10,025	3,357	29,422	1,230
Deposits with brokers and counterparties	—	—	10,504	4,408	122	1,551	—
Other assets	5	8	4	6	6	7	2
Total assets	518,045	2,576,659	1,871,807	3,459,294	1,623,598	2,306,874	589,791
Liabilities
Securities sold short, at value	—	—	2,579	—	—	—	—
Forward sales commitments, at value	—	—	—	19,148	—	—	—
Written options, at value	—	—	8	45	—	—	—
Forward foreign currency contracts	—	—	1,841	3,837	—	—	—
Variation margin on futures/futures options contracts	—	—	143	660	3	28	—
Variation margin on swap agreements	—	—	484	193	—	—	—
OTC swap agreements	—	—	8	2,226	—	—	—
OTC swap premiums received	—	—	1,561	299	—	—	—
Deferred foreign capital gains tax liability	1,305	110	—	—	—	—	—
Payable for:
Investment securities purchased	550	1,355	482,364	765,039	58,383	43,950	8,733
Treasury roll transactions	—	—	—	877,661	—	—	—
Deposits from counterparties	—	—	5,695	10,511	—	—	—
Return of securities loaned	16,271	4,894	7,921	1,351	—	138,872	—
Interest expense and brokerage charges	—	—	—	10	—	—	—
Fund shares redeemed	110	1,570	435	705	913	884	264
Advisory fees	399	1,023	540	560	590	574	264
Administrative fees	60	307	166	146	194	172	46
12b-1 fees (Class A)	2	89	29	52	76	78	26
Board of trustee fees	6	80	7	104	43	93	16
Chief compliance officer fees	—	2	1	1	1	1	—
Other expenses	11	9	30	10	161	2	1
Total liabilities	18,714	9,439	503,812	1,682,558	60,364	184,654	9,350
Net assets	$499,331	$2,567,220	$1,367,995	$1,776,736	$1,563,234	$2,122,220	$580,441
Net assets consist of:
Paid-in capital(a)	$470,020	$1,656,552	$1,288,338	$1,756,609	$1,599,925	$2,119,563	$559,156
Total distributable earnings (loss)(a)	29,311	910,668	79,657	20,127	(36,691)	2,657	21,285
Net assets	$499,331	$2,567,220	$1,367,995	$1,776,736	$1,563,234	$2,122,220	$580,441
Net assets - Class A	$40,351	$1,820,866	$584,143	$1,051,268	$1,532,038	$1,583,444	$533,932
Shares outstanding - Class A	3,992	96,255	54,819	102,401	143,863	118,600	42,240
Net asset value per share - Class A	$10.11	$18.92	$10.66	$10.27	$10.65	$13.35	$12.64
Net assets - Class I	$458,980	$746,354	$783,852	$725,468	$31,196	$538,776	$46,509
Shares outstanding - Class I	45,353	38,698	73,150	69,826	2,921	34,390	3,641
Net asset value per share - Class I	$10.12	$19.29	$10.72	$10.39	$10.68	$15.67	$12.77
Investments - unaffiliated, at cost	$416,987	$1,821,385	$1,590,498	$2,684,457	$1,545,048	$2,034,795	$556,218
Investments - affiliated, at cost	54,990	33,662	7,921	1,351	65,037	213,525	743
Purchased options, at cost	—	—	1	16	—	—	—
Foreign currency cost	—	2,094	7,651	4,796	—	—	—
Proceeds from securities sold short	—	—	2,572	—	—	—	—
Proceeds from forward sales commitments	—	—	—	19,159	—	—	—
Premiums from written options	—	—	47	747	—	—	—
Securities on loan included in
investments - unaffiliated, at value	26,272	25,695	7,753	1,311	—	136,260	4

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund	JNL/RAFI Multi-Factor U.S. Equity Fund
Assets
Investments - unaffiliated, at value	$571,262	$1,212,843	$193,622	$224,032	$330,480	$420,555	$2,770,186
Investments - affiliated, at value	6,008	60,752	687	2,982	1,953	22,967	149,126
Forward foreign currency contracts	—	—	—	31	79	—	—
Variation margin on futures/futures options contracts	—	—	—	9	42	143	914
Cash	418	1,010	61	98	727	195	3,245
Foreign currency	—	5	—	10,390	495	—	—
Receivable from:
Investment securities sold	7,895	8,744	—	23,932	9,894	61,149	203,451
Fund shares sold	136	574	101	70	33	340	362
Dividends and interest	480	7,712	364	723	3,691	864	6,094
Deposits with brokers and counterparties	—	934	—	—	—	—	—
Other assets	2	4	1	1	1	2	10
Total assets	586,201	1,292,578	194,836	262,268	347,395	506,215	3,133,388
Liabilities
Foreign currency overdraft	—	—	—	—	—	—	188
Forward foreign currency contracts	—	—	—	24	5	—	5
Variation margin on futures/futures options contracts	—	82	—	27	—	—	—
Variation margin on swap agreements	—	3	—	—	—	—	—
Payable for:
Investment securities purchased	4,471	57,344	—	27,773	10,053	63,196	319,111
Return of securities loaned	5,772	4,779	—	82	—	8,939	9,787
Fund shares redeemed	240	363	49	173	289	213	1,603
Advisory fees	261	392	71	39	54	69	417
Administrative fees	46	100	16	29	41	55	360
12b-1 fees (Class A)	27	20	9	11	17	21	137
Board of trustee fees	15	31	11	7	9	23	314
Chief compliance officer fees	—	1	—	—	—	—	2
Other expenses	2	2	—	2	2	8	37
Total liabilities	10,834	63,117	156	28,167	10,470	72,524	331,961
Net assets	$575,367	$1,229,461	$194,680	$234,101	$336,925	$433,691	$2,801,427
Net assets consist of:
Paid-in capital(a)	$586,609	$1,191,831	$185,628	$216,959	$391,515	$544,494	$2,702,928
Total distributable earnings (loss)(a)	(11,242)	37,630	9,052	17,142	(54,590)	(110,803)	98,499
Net assets	$575,367	$1,229,461	$194,680	$234,101	$336,925	$433,691	$2,801,427
Net assets - Class A	$553,726	$409,846	$193,952	$233,716	$336,589	$431,750	$2,783,388
Shares outstanding - Class A	46,203	33,138	8,621	16,016	28,094	74,957	210,876
Net asset value per share - Class A	$11.98	$12.37	$22.50	$14.59	$11.98	$5.76	$13.20
Net assets - Class I	$21,641	$819,615	$728	$385	$336	$1,941	$18,039
Shares outstanding - Class I	1,747	66,336	32	26	28	346	1,366
Net asset value per share - Class I	$12.39	$12.36	$22.70	$14.78	$12.12	$5.60	$13.21
Investments - unaffiliated, at cost	$582,910	$1,175,918	$184,569	$224,279	$330,713	$416,192	$2,693,600
Investments - affiliated, at cost	6,008	60,752	687	2,982	1,953	22,967	149,126
Foreign currency cost	—	5	—	10,381	495	—	—
Securities on loan included in
investments - unaffiliated, at value	7,332	4,687	—	78	4,990	11,048	16,515

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value	$2,604,872	$5,129,301	$52,686	$2,343,986	$225,654	$2,028,544	$380,213
Investments - affiliated, at value	42,494	60,950	2,265	3,915	4,716	7,061	21,210
Variation margin on futures/futures options contracts	46	102	3	39	5	29	—
Variation margin on swap agreements	—	—	—	—	—	—	37
Cash	55	24	2	25	10	—	587
Foreign currency	—	—	168	—	—	—	—
Receivable from:
Investment securities sold	—	—	—	—	—	2,711	—
Fund shares sold	477	1,195	40	314	157	1,326	109
Dividends and interest	2,888	11,334	354	6,508	207	5,603	1,829
Deposits with brokers and counterparties	—	—	—	—	—	—	3,490
Other assets	9	16	—	8	1	7	1
Total assets	2,650,841	5,202,922	55,518	2,354,795	230,750	2,045,281	407,476
Liabilities
Cash overdraft	—	—	—	—	—	1,178	—
Variation margin on futures/futures options contracts	—	—	—	—	—	—	94
Payable for:
Investment securities purchased	—	—	299	—	—	—	37,262
Return of securities loaned	92,822	149,534	1,792	741	4,553	7,061	—
Fund shares redeemed	677	1,781	21	299	137	3,650	218
Advisory fees	537	1,023	13	490	55	426	168
Administrative fees	207	391	6	188	18	162	46
12b-1 fees (Class A)	48	170	3	37	11	21	2
Board of trustee fees	78	145	2	73	7	59	19
Chief compliance officer fees	2	4	—	2	—	1	—
Other expenses	3	6	—	4	—	3	1
Total liabilities	94,374	153,054	2,136	1,834	4,781	12,561	37,810
Net assets	$2,556,467	$5,049,868	$53,382	$2,352,961	$225,969	$2,032,720	$369,666
Net assets consist of:
Paid-in capital(a)	$1,862,986	$4,173,800	$54,133	$2,133,286	$223,607	$1,921,901	$363,722
Total distributable earnings (loss)(a)	693,481	876,068	(751)	219,675	2,362	110,819	5,944
Net assets	$2,556,467	$5,049,868	$53,382	$2,352,961	$225,969	$2,032,720	$369,666
Net assets - Class A	$974,437	$3,456,680	$52,298	$763,814	$225,408	$428,837	$43,885
Shares outstanding - Class A	54,292	219,829	5,187	52,732	19,014	32,261	4,338
Net asset value per share - Class A	$17.95	$15.72	$10.08	$14.48	$11.85	$13.29	$10.12
Net assets - Class I	$1,582,030	$1,593,188	$1,084	$1,589,147	$561	$1,603,883	$325,781
Shares outstanding - Class I	87,553	99,685	107	107,690	47	119,862	32,622
Net asset value per share - Class I	$18.07	$15.98	$10.10	$14.76	$11.90	$13.38	$9.99
Investments - unaffiliated, at cost	$2,281,137	$4,891,927	$54,071	$2,435,390	$230,716	$2,071,624	$373,894
Investments - affiliated, at cost	42,494	60,950	2,265	3,915	4,716	7,061	21,210
Foreign currency cost	—	—	168	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	90,939	144,658	2,193	725	7,503	6,913	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Assets
Investments - unaffiliated, at value	$9,757,561	$453,111	$5,859,828	$1,714,906	$4,366,254	$349,863	$228,386
Investments - affiliated, at value	70,385	67,673	376,568	3,964	41,372	709	13,604
Variation margin on futures/futures options contracts	—	524	—	—	—	—	—
Cash	1,461	595	1,634	7,408	2,804	1	27
Foreign currency	—	194	—	—	—	—	—
Receivable from:
Investment securities sold	50,191	1,858	8,168	28,278	42,033	—	—
Fund shares sold	4,565	78	2,007	990	1,744	536	355
Dividends and interest	2,322	1,848	2,923	9,372	6,285	487	145
Adviser	—	—	33	—	—	13	10
Other assets	31	2	19	6	14	1	—
Total assets	9,886,516	525,883	6,251,180	1,764,924	4,460,506	351,610	242,527
Liabilities
Variation margin on futures/futures options contracts	—	2	—	101	—	—	—
Payable to affiliates	—	18	—	—	—	—	—
Payable for:
Investment securities purchased	6,662	5,051	11,075	39,341	58,488	1,193	1,215
Return of securities loaned	45,708	2,244	1,456	3,047	—	—	12,534
Fund shares redeemed	6,560	276	4,234	980	2,852	151	160
Advisory fees	3,430	223	2,964	430	1,681	56	36
Administrative fees	738	61	473	141	345	42	27
12b-1 fees (Class A)	344	26	280	55	100	17	11
Board of trustee fees	224	29	147	71	136	1	1
Chief compliance officer fees	7	—	4	1	3	—	—
Other expenses	12	1	7	2	6	—	—
Total liabilities	63,685	7,931	20,640	44,169	63,611	1,460	13,984
Net assets	$9,822,831	$517,952	$6,230,540	$1,720,755	$4,396,895	$350,150	$228,543
Net assets consist of:
Paid-in capital(a)	$6,974,643	$498,156	$4,628,809	$1,705,431	$3,922,251	$340,303	$221,277
Total distributable earnings (loss)(a)	2,848,188	19,796	1,601,731	15,324	474,644	9,847	7,266
Net assets	$9,822,831	$517,952	$6,230,540	$1,720,755	$4,396,895	$350,150	$228,543
Net assets - Class A	$6,996,599	$517,950	$5,728,314	$1,111,066	$2,036,956	$334,651	$219,588
Shares outstanding - Class A	152,888	40,929	108,107	110,621	125,908	30,224	20,379
Net asset value per share - Class A	$45.76	$12.65	$52.99	$10.04	$16.18	$11.07	$10.78
Net assets - Class I	$2,826,232	$2	$502,226	$609,689	$2,359,939	$15,499	$8,955
Shares outstanding - Class I	59,604	—	9,018	59,996	139,079	1,389	825
Net asset value per share - Class I	$47.42	$12.72	$55.69	$10.16	$16.97	$11.16	$10.86
Investments - unaffiliated, at cost	$6,909,949	$434,459	$4,258,096	$1,701,403	$3,891,775	$340,016	$221,120
Investments - affiliated, at cost	70,385	67,673	376,568	3,964	41,372	709	13,604
Foreign currency cost	—	194	—	—	—	—	—
Securities on loan included in
investments - unaffiliated, at value	102,551	3,696	27,624	2,983	307	8,247	10,855

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Assets
Investments - unaffiliated, at value	$321,525	$247,081	$7,995,425	$794,066	$1,333,342
Investments - affiliated, at value	8,000	32,221	336,417	—	16,564
Repurchase agreements, at value	—	—	—	294,400	—
Purchased options, at value	—	613	—	—	—
Forward foreign currency contracts	—	197	—	—	—
Variation margin on futures/futures options contracts	—	—	4	—	—
OTC swap agreements	—	4,631	—	—	—
Cash	5	1,862	463	200,241	909
Cash collateral segregated for short sales	—	74,986	—	—	—
Receivable from:
Investment securities sold	—	1,684	55,491	19	—
Fund shares sold	668	85	3,824	7,542	463
Dividends and interest	343	692	21,931	2,111	1,488
Adviser	14	—	—	—	—
Deposits with brokers and counterparties	—	34,290	—	—	—
Other assets	1	1	27	5	4
Total assets	330,556	398,343	8,413,582	1,298,384	1,352,770
Liabilities
Securities sold short, at value	—	71,911	—	—	—
Forward sales commitments, at value	—	—	1,150	—	—
Written options, at value	—	4,832	—	—	—
Forward foreign currency contracts	—	266	—	—	—
Variation margin on futures/futures options contracts	—	—	4	—	—
OTC swap agreements	—	4,210	—	—	—
Payable for:
Investment securities purchased	1,074	5,986	94,124	17	607
Return of securities loaned	7,268	—	71,325	—	—
Dividends/interest on securities sold short	—	62	—	—	—
Fund shares redeemed	86	159	3,480	2,771	912
Advisory fees	51	231	2,125	170	415
Administrative fees	39	22	626	105	109
12b-1 fees (Class A)	15	2	404	63	38
Dividends	—	—	—	1,769	—
Board of trustee fees	1	5	188	73	75
Chief compliance officer fees	—	—	5	1	1
Other expenses	2	55	8	209	1
Total liabilities	8,536	87,741	173,439	5,178	2,158
Net assets	$322,020	$310,602	$8,240,143	$1,293,206	$1,350,612
Net assets consist of:
Paid-in capital(a)	$312,097	$305,385	$7,191,939	$1,293,279	$1,085,971
Total distributable earnings (loss)(a)	9,923	5,217	1,048,204	(73)	264,641
Net assets	$322,020	$310,602	$8,240,143	$1,293,206	$1,350,612
Net assets - Class A	$309,853	$42,869	$8,212,694	$1,273,125	$771,691
Shares outstanding - Class A	28,388	4,054	334,801	1,273,196	35,595
Net asset value per share - Class A	$10.91	$10.58	$24.53	$1.00	$21.68
Net assets - Class I	$12,167	$267,733	$27,449	$20,081	$578,921
Shares outstanding - Class I	1,106	25,448	1,082	20,082	25,887
Net asset value per share - Class I	$11.00	$10.52	$25.38	$1.00	$22.36
Investments - unaffiliated, at cost	$311,602	$238,324	$6,947,783	$794,066	$1,068,886
Investments - affiliated, at cost	8,000	32,221	336,417	—	16,564
Repurchase agreements, at cost	—	—	—	294,400	—
Purchased options, at cost	—	1,198	—	—	—
Proceeds from securities sold short	—	69,792	—	—	—
Proceeds from forward sales commitments	—	—	1,149	—	—
Premiums from written options	—	3,646	—	—	—
Securities on loan included in
investments - unaffiliated, at value	13,823	—	90,593	—	—

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund(b)
Investment income
Dividends (a)	$8,052	$4,640	$7,920	$6,073	$11,286	$441	$11
Foreign taxes withheld	(360)	(427)	(22)	(14)	(9)	—	—
Interest	11,216	19	—	—	—	—	—
Securities lending (a)	10	167	20	512	123	1	—
Total investment income	18,918	4,399	7,918	6,571	11,400	442	11

Expenses
Advisory fees	6,640	1,008	3,410	6,125	4,009	43	2
Administrative fees	1,116	202	800	1,084	596	21	1
12b-1 fees (Class A)	22	1	207	2,540	976	—	—
Licensing fees paid to third parties	—	—	—	—	—	4	—
Legal fees	2	1	2	5	2	—	—
Board of trustee fees	8	2	7	15	8	—	—
Chief compliance officer fees	1	—	1	2	1	—	—
Dividends/interest on securities sold short	1,526	—	—	—	—	—	—
Net short holdings borrowing fees	686	—	—	—	—	—	—
Other expenses	21	8	6	11	7	—	—
Total expenses	10,022	1,222	4,433	9,782	5,599	68	3
Expense waiver	—	—	—	—	—	(36)	—
Net expenses	10,022	1,222	4,433	9,782	5,599	32	3
Net investment income (loss)	8,896	3,177	3,485	(3,211)	5,801	410	8

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	4,874	(16,162)	27,644	73,564	6,335	131	—
Investments - affiliated	—	—	—	—	—	(1)	—
Securities sold short	(747)	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	8	4	84	—	—
Purchased options	(2,315)	—	—	—	—	—	—
Written options	2,346	—	—	—	—	—	—
Foreign currency	(75)	(66)	—	(3)	—	—	—
Forward foreign currency contracts	2,074	29	—	—	—	—	—
Futures/futures options contracts	(1,769)	—	—	—	—	74	—
Swap agreements	(24,994)	—	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	96,645	59,186	154,427	472,055	153,922	5,877	(224)
Investments - affiliated	—	—	—	—	—	(6)	—
Investment securities sold short	(19,571)	—	—	—	—	—	—
Purchased options	23	—	—	—	—	—	—
Written options	318	—	—	—	—	—	—
Foreign currency	136	(13)	—	(7)	—	—	—
Forward foreign currency contracts	(954)	—	—	—	—	—	—
Futures/futures options contracts	2,125	—	—	—	—	15	4
Swap agreements	(61)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	58,055	42,974	182,079	545,613	160,341	6,090	(220)
Change in net assets from operations	$66,951	$46,151	$185,564	$542,402	$166,142	$6,500	$(212)
(a) Affiliated income	$2,733	$220	$364	$1,105	$687	$10	$3

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund(b)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Investment income
Dividends (a)	$4,047	$480	$25	$28,625	$13,233	$11,594	$6,327
Foreign taxes withheld	—	—	(2)	(1,486)	(186)	(256)	(123)
Interest	—	1,651	—	18,803	—	—	—
Net prime broker interest income	—	—	—	213	—	—	1,657
Securities lending (a)	—	—	—	321	169	48	27
Total investment income	4,047	2,131	23	46,476	13,216	11,386	7,888

Expenses
Advisory fees	1,239	771	2	10,644	1,823	8,189	2,362
Administrative fees	269	136	1	2,602	502	1,722	322
12b-1 fees (Class A)	476	160	—	5,301	1,002	3,983	60
Legal fees	1	—	—	8	1	7	1
Board of trustee fees	3	1	—	24	4	24	3
Chief compliance officer fees	—	—	—	3	1	3	—
Dividends/interest on securities sold short	566	—	—	198	—	—	1,915
Net short holdings borrowing fees	376	—	—	—	—	—	—
Other expenses	2	4	—	34	4	20	2
Total expenses	2,932	1,072	3	18,814	3,337	13,948	4,665
Net investment income (loss)	1,115	1,059	20	27,662	9,879	(2,562)	3,223

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	13,369	7	(2)	50,041	(33,767)	169,129	(929)
Investments - affiliated	—	—	—	(2,589)	—	—	—
Securities sold short	3,729	—	—	384	—	—	(2,987)
Purchased options	—	—	—	(2,160)	—	—	—
Written options	—	—	—	3,617	—	—	110
Foreign currency	—	(57)	(5)	(65)	95	(2)	11
Forward foreign currency contracts	—	(1,500)	(43)	(620)	(6)	—	(119)
Futures/futures options contracts	1,597	2,764	(11)	(8,392)	—	—	—
Swap agreements	—	(1,057)	—	3,137	—	—	(397)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	58,369	56	58	278,897	112,750	568,541	44,765
Investments - affiliated	—	—	—	2,416	—	—	—
Investment securities sold short	(29,234)	—	—	(3,000)	—	—	(28,495)
Purchased options	—	—	—	6,249	—	—	—
Written options	—	—	—	7,260	—	—	(2,442)
Foreign currency	—	(5)	—	149	—	—	28
Forward foreign currency contracts	—	504	—	1,144	—	—	(25)
Futures/futures options contracts	175	(181)	3	(1,797)	—	—	—
Swap agreements	—	(308)	—	(4,600)	—	—	(371)
Net realized and unrealized gain (loss)	48,005	223	—	330,071	79,072	737,668	9,149
Change in net assets from operations	$49,120	$1,282	$20	$357,733	$88,951	$735,106	$12,372
(a) Affiliated income	$56	$358	$5	$321	$283	$276	$262

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund(b)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Investment income
Dividends (a)	$40,344	$3,867	$253	$13	$10,840	$385	$25
Foreign taxes withheld	(3,223)	(47)	—	—	(1)	—	—
Interest	—	—	18,541	—	—	69,519	15,351
Securities lending (a)	279	56	103	—	62	67	55
Total investment income	37,400	3,876	18,897	13	10,901	69,971	15,431

Expenses
Advisory fees	3,843	1,800	1,772	6	2,342	6,307	1,691
Administrative fees	1,116	540	483	2	585	1,694	392
12b-1 fees (Class A)	729	317	142	—	1,664	4,189	36
Legal fees	3	1	1	—	2	8	1
Board of trustee fees	10	5	5	—	8	24	3
Chief compliance officer fees	1	1	1	—	1	3	—
Other expenses	10	3	7	—	6	21	4
Total expenses	5,712	2,667	2,411	8	4,608	12,246	2,127
Expense waiver	—	—	—	—	(15)	—	—
Net expenses	5,712	2,667	2,411	8	4,593	12,246	2,127
Net investment income (loss)	31,688	1,209	16,486	5	6,308	57,725	13,304

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	4,073	584	(7,424)	—	17,973	703	(3,504)
Brokerage commissions recaptured	33	1	—	—	—	—	—
Foreign currency	(172)	—	266	39	—	(26)	—
Forward foreign currency contracts	(40)	—	(142)	—	—	41	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	106,683	132,696	33,495	244	162,919	142,337	39,291
Foreign currency	31	—	(4)	—	—	48	—
Forward foreign currency contracts	(2)	—	—	—	—	—	—
Net realized and unrealized gain (loss)	110,606	133,281	26,191	283	180,892	143,103	35,787
Change in net assets from operations	$142,294	$134,490	$42,677	$288	$187,200	$200,828	$49,091
(a) Affiliated income	$552	$359	$356	$9	$102	$452	$80

(b)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Investment income
Dividends (a)	$698	$682	$19,713	$15,236	$18,592	$2,543	$467
Foreign taxes withheld	—	—	(566)	(415)	(1,000)	(1,141)	(23)
Interest	29,544	16,150	—	9,591	—	55,023	109
Securities lending (a)	—	10	91	14	140	20	—
Total investment income	30,242	16,842	19,238	24,426	17,732	56,445	553

Expenses
Advisory fees	4,655	2,042	3,419	5,585	2,354	4,379	127
Administrative fees	1,197	481	739	1,260	624	1,165	329
12b-1 fees (Class A)	1,557	1,304	1,156	2,355	669	1,014	1,832
Legal fees	3	2	2	4	2	3	3
Board of trustee fees	11	6	6	12	6	11	8
Chief compliance officer fees	1	1	1	1	1	1	1
Dividends/interest on securities sold short	—	—	—	1,100	—	—	—
Net short holdings borrowing fees	—	—	—	816	—	—	—
Other expenses	8	6	6	15	12	13	7
Total expenses	7,432	3,842	5,329	11,148	3,668	6,586	2,307
Expense waiver	(81)	—	—	—	—	—	—
Net expenses	7,351	3,842	5,329	11,148	3,668	6,586	2,307
Net investment income (loss)	22,891	13,000	13,909	13,278	14,064	49,859	(1,754)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,434)	12,932	(902)	(1,324)	(58,002)	(2,130)	(42,991)
Securities sold short	—	—	—	13	—	—	—
Brokerage commissions recaptured	—	—	—	27	4	—	—
Purchased options	—	974	—	—	—	—	—
Written options	—	(813)	—	—	—	—	—
Foreign currency	—	197	104	(23)	(21)	(739)	(128)
Forward foreign currency contracts	—	556	(14)	12	69	27,628	—
Futures/futures options contracts	—	6,226	—	—	—	—	—
Swap agreements	66,593	1,321	—	—	—	128	3
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	27,654	29,684	155,742	225,166	100,346	15,111	4,675
Investments - affiliated	—	—	—	—	—	—	158,705
Investment securities sold short	—	—	—	(7,336)	—	—	—
Purchased options	—	(347)	—	—	—	—	—
Written options	—	25	—	—	—	—	—
Foreign currency	—	7	(11)	1	7	(124)	(31)
Forward foreign currency contracts	—	242	—	—	—	258	—
Futures/futures options contracts	—	(494)	—	—	—	—	57
Swap agreements	191,828	(80)	—	—	—	(39,280)	5
Net realized and unrealized gain (loss)	284,641	50,430	154,919	216,536	42,403	852	120,295
Change in net assets from operations	$307,532	$63,430	$168,828	$229,814	$56,467	$50,711	$118,541
(a) Affiliated income	$698	$692	$184	$803	$397	$2,563	$94

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Investment income
Dividends (a)	$25,255	$11,097	$13,578	$98	$7,542	$18,792	$3,466
Foreign taxes withheld	(344)	(785)	(268)	(70)	(618)	(1,038)	—
Interest	37,082	11	1,300	8,392	—	—	—
Securities lending (a)	1,061	272	61	9	4	6	1
Total investment income	63,054	10,595	14,671	8,429	6,928	17,760	3,467

Expenses
Advisory fees	5,845	2,370	2,964	862	2,187	3,069	561
Administrative fees	1,120	449	498	209	365	644	130
12b-1 fees (Class A)	2,772	896	911	189	45	655	14
Legal fees	5	1	2	1	—	2	—
Board of trustee fees	15	4	7	2	3	6	1
Chief compliance officer fees	2	1	1	—	—	1	—
Other expenses	16	12	7	5	1	5	1
Total expenses	9,775	3,733	4,390	1,268	2,601	4,382	707
Net investment income (loss)	53,279	6,862	10,281	7,161	4,327	13,378	2,760

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	41,451	23,378	77,700	(6,562)	(11,164)	(32,527)	7,793
Brokerage commissions recaptured	15	2	—	—	—	—	9
Purchased options	—	—	—	(17)	—	—	—
Foreign currency	7	125	(195)	(126)	(116)	175	—
Forward foreign currency contracts	—	(3)	1,932	1,487	—	1,145	—
Futures/futures options contracts	—	—	—	(450)	—	—	—
Swap agreements	—	—	—	1,860	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	138,861	41,004	38,673	21,960	93,166	143,469	17,767
Written options	(8)	—	—	—	—	—	—
Foreign currency	6	5	(5)	36	(7)	(104)	—
Forward foreign currency contracts	—	(2)	(354)	(283)	—	(809)	—
Futures/futures options contracts	—	—	—	355	—	—	—
Swap agreements	—	—	—	545	—	—	—
Net realized and unrealized gain (loss)	180,332	64,509	117,751	18,805	81,879	111,349	25,569
Change in net assets from operations	$233,611	$71,371	$128,032	$25,966	$86,206	$124,727	$28,329
(a) Affiliated income	$2,110	$727	$944	$107	$120	$127	$21

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Investment income
Dividends (a)	$3,707	$9,282	$26,459	$19,144	$8,298	$380	$1,345
Foreign taxes withheld	(131)	(183)	(868)	(1,263)	—	—	—
Interest	—	—	26	—	—	19	3
Securities lending (a)	56	69	71	80	29	10	3
Total investment income	3,632	9,168	25,688	17,961	8,327	409	1,351

Expenses
Advisory fees	2,050	1,396	4,023	2,878	6,311	109	359
Administrative fees	410	399	1,020	826	966	25	108
12b-1 fees (Class A)	819	96	1,798	1,338	2,631	50	60
Legal fees	1	1	3	2	4	—	—
Board of trustee fees	4	3	9	7	13	—	1
Chief compliance officer fees	—	—	1	1	2	—	—
Dividends/interest on securities sold short	—	—	—	—	—	1	—
Net short holdings borrowing fees	—	—	—	—	—	—	3
Other expenses	22	4	17	10	11	—	1
Total expenses	3,306	1,899	6,871	5,062	9,938	185	532
Expense waiver	(4)	—	—	—	—	—	—
Net expenses	3,302	1,899	6,871	5,062	9,938	185	532
Net investment income (loss)	330	7,269	18,817	12,899	(1,611)	224	819

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(3,207)	1,200	19,188	12,252	60,156	4,018	757
Investments - affiliated	—	—	—	—	—	(2)	—
Brokerage commissions recaptured	—	—	—	—	2	—	—
Purchased options	—	—	—	—	—	10	(4,653)
Written options	—	—	—	—	—	—	(6,231)
Foreign currency	(194)	29	29	(88)	—	23	—
Forward foreign currency contracts	—	659	(62)	20	—	(80)	—
Futures/futures options contracts	—	—	—	—	—	(399)	797
Swap agreements	—	—	—	—	—	71	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	46,964	63,044	157,220	171,587	289,104	224	18,251
Investments - affiliated	—	—	—	—	—	(36)	—
Investment securities sold short	—	—	—	—	—	(8)	—
Purchased options	—	—	—	—	—	(15)	171
Written options	—	—	—	—	—	—	127
Foreign currency	4	2	5	(15)	—	—	—
Forward foreign currency contracts	—	(204)	5	23	—	50	—
Futures/futures options contracts	—	—	—	—	—	(137)	(51)
Swap agreements	—	—	—	—	—	(343)	—
Net realized and unrealized gain (loss)	43,567	64,730	176,385	183,779	349,262	3,376	9,168
Change in net assets from operations	$43,897	$71,999	$195,202	$196,678	$347,651	$3,600	$9,987
(a) Affiliated income	$119	$565	$227	$619	$450	$80	$44

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Investment income
Dividends (a)	$7,413	$519	$16,217	$2,516	$644	$1,064	$19,386
Foreign taxes withheld	(30)	—	(1,815)	(177)	—	—	(1,979)
Interest	—	15,952	—	—	15,441	1	11
Securities lending (a)	714	—	61	7	37	4	174
Total investment income	8,097	16,471	14,463	2,346	16,122	1,069	17,592

Expenses
Advisory fees	5,457	1,560	3,033	737	876	83	1,478
Administrative fees	1,075	530	594	201	546	54	876
12b-1 fees (Class A)	2,559	1,273	620	2	1,291	108	1,743
Licensing fees paid to third parties	—	—	—	—	—	3	98
Legal fees	4	2	2	—	2	—	3
Board of trustee fees	14	7	5	2	8	—	8
Chief compliance officer fees	2	1	1	—	1	—	1
Other expenses	11	6	21	—	6	3	10
Total expenses	9,122	3,379	4,276	942	2,730	251	4,217
Net investment income (loss)	(1,025)	13,092	10,187	1,404	13,392	818	13,375

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	147,691	(242)	7,340	1,842	1,861	(62)	351
Brokerage commissions recaptured	16	—	1	—	—	—	—
Foreign currency	(2)	—	(162)	9	—	—	(119)
Forward foreign currency contracts	1	—	(9)	2	—	—	18
Futures/futures options contracts	—	—	—	—	—	20	960
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	390,589	38,630	57,533	54,524	46,781	9,058	98,847
Foreign currency	—	—	13	5	—	—	(2)
Forward foreign currency contracts	—	—	(8)	—	—	—	—
Futures/futures options contracts	—	—	—	—	—	22	1,232
Net realized and unrealized gain (loss)	538,295	38,388	64,708	56,382	48,642	9,038	101,287
Change in net assets from operations	$537,270	$51,480	$74,895	$57,786	$62,034	$9,856	$114,662
(a) Affiliated income	$1,368	$519	$427	$44	$681	$12	$321

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Investment income
Dividends (a)	$576	$41,255	$223	$339	$1,956	$776	$606
Foreign taxes withheld	—	(2,537)	—	—	—	—	—
Interest	—	9	—	—	—	1	—
Securities lending (a)	1	285	1	—	5	3	1
Total investment income	577	39,012	224	339	1,961	780	607

Expenses
Advisory fees	65	1,339	23	45	108	101	47
Administrative fees	41	1,262	15	27	73	76	35
12b-1 fees (Class A)	82	2,168	29	54	141	149	67
Licensing fees paid to third parties	2	146	1	9	4	9	4
Legal fees	—	4	—	—	—	—	—
Board of trustee fees	—	12	—	—	1	1	—
Chief compliance officer fees	—	1	—	—	—	—	—
Other expenses	2	12	1	—	1	9	1
Total expenses	192	4,944	69	135	328	345	154
Net investment income (loss)	385	34,068	155	204	1,633	435	453

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(47)	2,777	(667)	249	771	(1,971)	(85)
Investments - affiliated	—	61	—	(1)	—	—	—
Foreign currency	—	157	—	—	—	—	—
Forward foreign currency contracts	—	103	—	—	—	—	—
Futures/futures options contracts	17	1,385	11	16	80	104	16
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	7,529	173,886	3,313	5,177	10,099	19,714	6,030
Investments - affiliated	—	1,197	—	(8)	—	—	(12)
Foreign currency	—	19	—	—	—	—	—
Forward foreign currency contracts	—	(51)	—	—	—	—	—
Futures/futures options contracts	11	352	2	4	(1)	7	4
Net realized and unrealized gain (loss)	7,510	179,886	2,659	5,437	10,949	17,854	5,953
Change in net assets from operations	$7,895	$213,954	$2,814	$5,641	$12,582	$18,289	$6,406
(a) Affiliated income	$11	$486	$3	$5	$24	$10	$7

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Investment income
Dividends (a)	$26,058	$81,774	$18,974	$3,268	$15,305	$5,822	$84
Foreign taxes withheld	(4)	—	(6)	—	(3)	—	—
Interest	23	63	6	1	—	2	14,792
Securities lending (a)	242	1,046	498	2	62	21	63
Total investment income	26,319	82,883	19,472	3,271	15,364	5,845	14,939

Expenses
Advisory fees	2,088	4,338	1,705	205	3,645	510	1,698
Administrative fees	1,482	3,706	1,188	152	661	382	525
12b-1 fees (Class A)	4,088	11,505	3,206	302	1,701	94	947
Licensing fees paid to third parties	258	790	206	8	—	304	—
Legal fees	6	17	5	—	3	1	1
Board of trustee fees	20	54	15	2	9	4	5
Chief compliance officer fees	2	7	2	—	1	1	1
Other expenses	17	42	19	3	8	6	11
Total expenses	7,961	20,459	6,346	672	6,028	1,302	3,188
Net investment income (loss)	18,358	62,424	13,126	2,599	9,336	4,543	11,751

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	60,912	83,079	63,899	3,349	13,387	8,681	6,362
Investments - affiliated	—	326	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	66	—	—
Foreign currency	—	—	—	—	—	—	(14)
Forward foreign currency contracts	—	—	—	—	—	—	1,287
Futures/futures options contracts	4,430	16,390	1,164	121	—	509	(13,780)
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	383,736	1,131,684	210,184	19,338	212,744	62,583	40,193
Investments - affiliated	—	(1,158)	—	—	—	—	—
Foreign currency	—	—	—	—	—	—	15
Forward foreign currency contracts	—	—	—	—	—	—	(762)
Futures/futures options contracts	1,209	3,021	329	50	—	(169)	1,209
Net realized and unrealized gain (loss)	450,287	1,233,342	275,576	22,858	226,197	71,604	34,510
Change in net assets from operations	$468,645	$1,295,766	$288,702	$25,457	$235,533	$76,147	$46,261
(a) Affiliated income	$623	$2,283	$594	$25	$222	$42	$147

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Investment income
Dividends (a)	$3,777	$26,394	$—	$19	$873	$2,761	$6,897
Foreign taxes withheld	(331)	(1,852)	(48)	(11)	—	—	—
Interest	—	—	25,738	27,260	44,225	58,295	—
Securities lending (a)	297	218	19	2	—	600	15
Total investment income	3,743	24,760	25,709	27,270	45,098	61,656	6,912

Expenses
Advisory fees	2,454	6,121	3,004	3,351	3,654	3,443	1,650
Administrative fees	368	1,836	919	874	1,202	1,029	290
12b-1 fees (Class A)	58	2,615	725	1,554	2,359	2,295	803
Legal fees	1	5	3	4	4	4	1
Board of trustee fees	3	17	8	12	11	14	4
Chief compliance officer fees	—	2	1	1	1	2	—
Dividends/interest on securities sold short	—	—	—	13	—	—	—
Interest expense	—	—	—	8,366	—	—	—
Other expenses	8	21	8	13	138	13	5
Total expenses	2,892	10,617	4,668	14,188	7,369	6,800	2,753
Net investment income (loss)	851	14,143	21,041	13,082	37,729	54,856	4,159

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(23,903)	(26,920)	6,018	47,168	(8,082)	(42,768)	(18,731)
Brokerage commissions recaptured	—	—	—	—	—	—	11
Purchased options	—	—	(18)	4,276	—	—	—
Written options	—	—	266	(2,985)	—	—	—
Foreign currency	(202)	117	105	(424)	—	—	—
Forward foreign currency contracts	2	(114)	4,751	8,480	—	—	—
Futures/futures options contracts	—	—	11,614	(17,067)	(885)	(9,948)	—
Swap agreements	—	—	5,709	3,830	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	86,100	473,340	29,432	64,800	57,282	192,582	81,114
Investment securities sold short	—	—	2	—	—	—	—
Purchased options	—	—	7	(6)	—	—	—
Written options	—	—	82	203	—	—	—
Foreign currency	—	—	(16)	34	—	—	—
Forward foreign currency contracts	—	—	1,368	(5,457)	—	—	—
Futures/futures options contracts	—	—	(2,017)	2,826	104	1,256	—
Swap agreements	—	—	(2,886)	(9,571)	—	—	—
Net realized and unrealized gain (loss)	61,997	446,423	54,417	96,107	48,419	141,122	62,394
Change in net assets from operations	$62,848	$460,566	$75,458	$109,189	$86,148	$195,978	$66,553
(a) Affiliated income	$612	$619	$19	$2	$849	$1,265	$48

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund(b)	JNL/RAFI Multi-Factor U.S. Equity Fund(c)
Investment income
Dividends (a)	$5,376	$256	$2,811	$6,063	$14,575	$6,125	$44,482
Foreign taxes withheld	(17)	—	—	(132)	(801)	(4)	(615)
Interest	—	20,649	—	5	2	3	18
Securities lending (a)	19	20	2	14	116	157	158
Total investment income	5,378	20,925	2,813	5,950	13,892	6,281	44,043

Expenses
Advisory fees	1,712	2,273	439	244	346	455	2,639
Administrative fees	303	579	98	179	264	362	2,273
12b-1 fees (Class A)	875	538	292	358	528	720	4,235
Licensing fees paid to third parties	—	—	—	2	2	43	123
Legal fees	1	3	—	—	1	1	7
Board of trustee fees	4	8	1	1	3	3	20
Chief compliance officer fees	—	1	—	—	—	—	2
Other expenses	27	22	1	3	4	6	21
Total expenses	2,922	3,424	831	787	1,148	1,590	9,320
Net investment income (loss)	2,456	17,501	1,982	5,163	12,744	4,691	34,723

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(14,209)	3,088	2,787	(26,894)	(51,101)	(110,112)	(3,453)
Brokerage commissions recaptured	13	—	1	—	—	—	—
Foreign currency	—	—	—	731	(10)	—	(519)
Forward foreign currency contracts	—	—	—	(632)	12	—	1
Futures/futures options contracts	—	(386)	—	184	252	986	2,064
Swap agreements	—	(28)	—	—	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	100,129	62,054	16,244	43,361	64,819	131,156	275,089
Foreign currency	—	—	—	11	11	—	13
Forward foreign currency contracts	—	—	—	(5)	69	—	(22)
Futures/futures options contracts	—	839	—	37	30	88	238
Swap agreements	—	158	—	—	—	—	—
Net realized and unrealized gain (loss)	85,933	65,725	19,032	16,793	14,082	22,118	273,411
Change in net assets from operations	$88,389	$83,226	$21,014	$21,956	$26,826	$26,809	$308,134
(a) Affiliated income	$37	$276	$13	$40	$123	$194	$316

(b)JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

(c)JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Operations includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Investment income
Dividends (a)	$23,950	$90,686	$1,457	$36,128	$2,272	$29,738	$166
Foreign taxes withheld	—	—	(83)	—	—	—	—
Interest	6	12	—	8	1	9	4,988
Securities lending (a)	218	308	9	37	61	10	25
Total investment income	24,174	91,006	1,383	36,173	2,334	29,757	5,179

Expenses
Advisory fees	3,318	6,125	76	3,055	345	2,623	1,033
Administrative fees	1,277	2,344	38	1,173	115	1,000	282
12b-1 fees (Class A)	1,463	4,935	75	1,171	344	639	65
Legal fees	5	10	—	5	—	4	1
Board of trustee fees	17	33	—	15	1	13	3
Chief compliance officer fees	2	4	—	2	—	2	—
Other expenses	17	29	—	16	3	13	2
Total expenses	6,099	13,480	189	5,437	808	4,294	1,386
Net investment income (loss)	18,075	77,526	1,194	30,736	1,526	25,463	3,793

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	77,527	59,734	(1,623)	2,237	(8,697)	(17,293)	5,574
Foreign currency	—	—	(1)	—	1	—	(36)
Forward foreign currency contracts	—	—	1	—	—	—	—
Futures/futures options contracts	1,136	1,722	(6)	2,031	122	2,917	(3,277)
Swap agreements	—	—	—	—	—	—	2,690
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	280,403	635,738	5,017	188,281	30,853	242,296	7,082
Futures/futures options contracts	196	587	21	429	22	566	(1,938)
Swap agreements	—	—	—	—	—	—	1,450
Net realized and unrealized gain (loss)	359,262	697,781	3,409	192,978	22,301	228,486	11,545
Change in net assets from operations	$377,337	$775,307	$4,603	$223,714	$23,827	$253,949	$15,338
(a) Affiliated income	$263	$370	$13	$127	$67	$131	$191

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Investment income
Dividends (a)	$38,849	$4,680	$28,695	$80	$54,959	$3,496	$2,400
Foreign taxes withheld	(342)	(155)	(61)	—	(661)	—	—
Net Interest (amortization)	(68)	2,835	—	24,759	788	—	—
Securities lending (a)	62	33	295	15	29	40	16
Total investment income	38,501	7,393	28,929	24,854	55,115	3,536	2,416

Expenses
Advisory fees	20,457	1,350	17,218	2,548	10,278	306	190
Administrative fees	4,402	368	2,753	836	2,060	230	143
12b-1 fees (Class A)	10,002	736	7,995	1,616	2,892	438	274
Legal fees	20	1	12	4	9	1	—
Board of trustee fees	64	3	39	12	28	2	2
Chief compliance officer fees	8	1	5	1	3	—	—
Other expenses	52	3	31	10	26	1	1
Total expenses	35,005	2,462	28,053	5,027	15,296	978	610
Expense waiver	—	—	(198)	—	(257)	(69)	(52)
Net expenses	35,005	2,462	27,855	5,027	15,039	909	558
Net investment income (loss)	3,496	4,931	1,074	19,827	40,076	2,627	1,858

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	139,188	(2,911)	259,944	(306)	(28,951)	(1,274)	145
Foreign currency	57	8	—	4	31	—	—
Forward foreign currency contracts	(50)	9	—	18	13	—	—
Futures/futures options contracts	—	5,517	—	3,233	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	1,575,021	53,125	968,115	24,856	677,054	37,815	15,777
Foreign currency	—	1	—	—	(1)	—	—
Forward foreign currency contracts	—	—	—	2	—	—	—
Futures/futures options contracts	—	5,532	—	(370)	—	—	—
Net realized and unrealized gain (loss)	1,714,216	61,281	1,228,059	27,437	648,146	36,541	15,922
Change in net assets from operations	$1,717,712	$66,212	$1,229,133	$47,264	$688,222	$39,168	$17,780
(a) Affiliated income	$1,481	$650	$4,342	$94	$223	$51	$28

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Investment income
Dividends (a)	$3,261	$1,833	$69,862	$—	$17,847
Foreign taxes withheld	—	(48)	(286)	—	(197)
Interest	—	1,460	42,567	15,712	—
Net prime broker interest income	—	391	—	—	—
Securities lending (a)	37	—	227	—	86
Total investment income	3,298	3,636	112,370	15,712	17,736

Expenses
Advisory fees	273	1,296	12,541	1,028	2,515
Administrative fees	205	123	3,694	636	662
12b-1 fees (Class A)	394	54	11,782	1,889	1,120
Legal fees	1	1	17	3	3
Board of trustee fees	2	2	54	9	9
Chief compliance officer fees	—	—	7	1	1
Dividends/interest on securities sold short	—	615	—	—	—
Other expenses	1	2	42	5	8
Total expenses	876	2,093	28,137	3,571	4,318
Expense waiver	(75)	—	—	—	—
Recovery of previously reimbursed
expenses	—	—	—	1,259	—
Net expenses	801	2,093	28,137	4,830	4,318
Net investment income (loss)	2,497	1,543	84,233	10,882	13,418

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(138)	2,948	75,898	—	43,535
Securities sold short	—	(225)	—	—	—
Brokerage commissions recaptured	—	—	16	—	6
Purchased options	—	(2,153)	—	—	—
Written options	—	639	—	—	—
Foreign currency	—	34	12	—	(1)
Forward foreign currency contracts	—	383	—	—	—
Futures/futures options contracts	—	—	(833)	—	—
Swap agreements	—	4,686	—	—	—
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	28,286	16,382	745,354	—	144,577
Investment securities sold short	—	(3,647)	—	—	—
Purchased options	—	(1,712)	—	—	—
Written options	—	(2,164)	—	—	—
Foreign currency	—	(1)	1	—	10
Forward foreign currency contracts	—	(276)	—	—	—
Futures/futures options contracts	—	—	1,280	—	—
Swap agreements	—	(1,010)	—	—	—
Net realized and unrealized gain (loss)	28,148	13,884	821,728	—	188,127
Change in net assets from operations	$30,645	$15,427	$905,961	$10,882	$201,545
(a) Affiliated income	$49	$103	$2,846	$—	$266

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Cash Flows (in thousands)

For the Period Ended June 30, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/PIMCO Real Return Fund
Cash flows provided by operating activities
Net increase in net assets from operations	$49,120	$109,189
Adjustments to reconcile net increase in net assets from operations to net cash flow provided by operating activities:
Purchase of long-term investments	(124,280)	(2,290,926)
Proceeds from sales and maturities of long-term investments	292,227	2,320,077
Net sales of short-term investments	3,003	47,875
Proceeds from securities sold short/forward sales commitments	75,299	95,161
Purchases to cover securities sold short/forward sales commitments	(117,819)	(73,694)
Decrease in receivable for investment securities sold	-	18,675
Increase in payable for investment securities purchased	-	49,707
Decrease in receivable for dividends and interest	160	1,097
Decrease in payable for dividends on securities sold short	(91)	-
Increase (decrease) in payable for interest expense and brokerage charges	(20)	10
Decrease in payable for expenses	(65)	(101)
Decrease in receivable for deposits with brokers and counterparties	85	2,141
Increase in other assets	(1)	(6)
Decrease in payable for deposits from counterparties	-	(1,572)
Net amortization	-	3,060
Net inflation compensation	-	(12,320)
Net decrease in OTC swap agreements	-	(828)
Net increase (decrease) in variation margin on futures/futures option contracts and swap agreements	1,791	(20,203)
Gain from currency transactions	-	8,089
Change in unrealized (appreciation) depreciation on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(29,310)	(52,829)
Net realized (gain) loss on investments, purchased options, written options, foreign currency, forward foreign currency contracts, futures/futures options contracts and swap agreements	(18,695)	(43,278)
Net cash flow provided by operating activities	131,404	159,324
Cash flows used in financing activities
Net redemptions from capital share transactions	(131,311)	(89,777)
Net borrowing from secured financing transactions	-	(5,318)
Net fees from secured borrowing transactions	-	5,962
Increase in receivable for treasury roll transactions	-	(29,403)
Decrease in payable for treasury roll transactions	-	(43,741)
Net increase in cash collateral proceeds from securities lending activity	95	-
Net cash flow used in financing activities	(131,216)	(162,277)
Net increase (decrease) in cash and cash equivalents	188	(2,953)
Cash and cash equivalents at beginning of period	900	10,685
Cash and cash equivalents at end of period	$1,088	$7,732

Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$376	$-
Interest expense during the period	-	8,366

The following table provides a reconciliation of cash and cash equivalents reported within the Statement of Assets and Liabilities and Statements of Cash Flows:

Cash	$175	$2,926
Foreign currency	-	4,806
Cash collateral segregated for short sales	913	-
Total cash and cash equivalents presented in the statements of cash flows	$1,088	$7,732

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL Multi-Manager Alternative Fund	JNL Multi-Manager International Small Cap Fund	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL S&P 500 Index Fund	JNL/AQR Large Cap Defensive Style Fund(a)
Operations
Net investment income (loss)	$8,896	$3,177	$3,485	$(3,211)	$5,801	$410	$8
Net realized gain (loss)	(20,606)	(16,199)	27,652	73,565	6,419	204	—
Net change in unrealized appreciation
(depreciation)	78,661	59,173	154,427	472,048	153,922	5,886	(220)
Change in net assets from operations	66,951	46,151	185,564	542,402	166,142	6,500	(212)
Share transactions[1]
Proceeds from the sale of shares
Class A	1,723	1,724	47,170	250,692	60,892	—	486
Class I	129,179	14,079	105,697	30,240	25,066	24,599	24,999
Cost of shares redeemed
Class A	(2,271)	(509)	(18,276)	(216,441)	(68,484)	—	—
Class I	(79,902)	(38,466)	(84,119)	(55,935)	(40,289)	(7,008)	—
Change in net assets from
share transactions	48,729	(23,172)	50,472	8,556	(22,815)	17,591	25,485
Change in net assets	115,680	22,979	236,036	550,958	143,327	24,091	25,273
Net assets beginning of period	1,079,574	251,924	904,073	1,823,302	1,080,326	28,636	—
Net assets end of period	$1,195,254	$274,903	$1,140,109	$2,374,260	$1,223,653	$52,727	$25,273

[1]Share transactions
Shares sold
Class A	169	185	3,733	8,843	4,796	—	49
Class I	12,544	1,524	8,413	1,016	1,952	2,148	2,500
Shares redeemed
Class A	(224)	(55)	(1,440)	(7,679)	(5,375)	—	—
Class I	(7,834)	(4,178)	(6,642)	(1,877)	(3,128)	(596)	—
Change in shares
Class A	(55)	130	2,293	1,164	(579)	—	49
Class I	4,710	(2,654)	1,771	(861)	(1,176)	1,552	2,500
Purchases and sales of long term
investments
Purchase of securities	$571,822	$100,907	$173,564	$774,021	$510,978	$26,220	$24,232
Purchase of U.S. government securities	96,441	—	—	—	—	—	—
Total purchases	$668,263	$100,907	$173,564	$774,021	$510,978	$26,220	$24,232
Proceeds from sales of securities	$578,992	$119,856	$133,521	$802,967	$541,491	$8,824	$—
Proceeds from sales of U.S. government
securities	102,414	—	—	—	—	—	—
Total proceeds from sales	$681,406	$119,856	$133,521	$802,967	$541,491	$8,824	$—
Securities sold short covers	$236,553	$—	$—	$—	$—	$—	$—
Securities sold short proceeds	$291,228	$—	$—	$—	$—	$—	$—

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund	JNL/BlackRock Advantage International Fund(a)	JNL/BlackRock Global Allocation Fund	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$1,115	$1,059	$20	$27,662	$9,879	$(2,562)	$3,223
Net realized gain (loss)	18,695	157	(61)	43,353	(33,678)	169,127	(4,311)
Net change in unrealized appreciation
(depreciation)	29,310	66	61	286,718	112,750	568,541	13,460
Change in net assets from operations	49,120	1,282	20	357,733	88,951	735,106	12,372
Share transactions[1]
Proceeds from the sale of shares
Class A	16,065	5,296	1	165,598	43,164	305,475	11,397
Class I	4,325	1,359	24,999	5,868	1,145	79,991	7,653
Cost of shares redeemed
Class A	(40,196)	(18,003)	—	(392,442)	(81,166)	(313,727)	(8,561)
Class I	(111,615)	(73,706)	—	(3,984)	(195)	(195,596)	(49,600)
Change in net assets from
share transactions	(131,421)	(85,054)	25,000	(224,960)	(37,052)	(123,857)	(39,111)
Change in net assets	(82,301)	(83,772)	25,020	132,773	51,899	611,249	(26,739)
Net assets beginning of period	403,106	222,572	—	3,470,300	629,531	3,121,869	442,838
Net assets end of period	$320,805	$138,800	$25,020	$3,603,073	$681,430	$3,733,118	$416,099

[1]Share transactions
Shares sold
Class A	1,372	699	—	13,650	5,575	7,734	1,147
Class I	383	176	2,500	493	145	1,947	766
Shares redeemed
Class A	(3,437)	(2,376)	—	(32,470)	(10,378)	(8,000)	(863)
Class I	(9,448)	(9,642)	—	(334)	(24)	(4,757)	(4,958)
Change in shares
Class A	(2,065)	(1,677)	—	(18,820)	(4,803)	(266)	284
Class I	(9,065)	(9,466)	2,500	159	121	(2,810)	(4,192)
Purchases and sales of long term
investments
Purchase of securities	$124,280	$—	$24,456	$824,175	$252,909	$785,401	$211,324
Purchase of U.S. government securities	—	—	—	1,642,853	—	—	—
Total purchases	$124,280	$—	$24,456	$2,467,028	$252,909	$785,401	$211,324
Proceeds from sales of securities	$292,227	$—	$—	$1,005,497	$271,681	$889,898	$289,286
Proceeds from sales of U.S. government
securities	—	—	—	1,635,801	—	—	—
Total proceeds from sales	$292,227	$—	$—	$2,641,298	$271,681	$889,898	$289,286
Securities sold short covers	$117,819	$—	$—	$43,367	$—	$—	$147,057
Securities sold short proceeds	$75,299	$—	$—	$21,097	$—	$—	$152,497

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA International Core Equity Fund(a)	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund
Operations
Net investment income (loss)	$31,688	$1,209	$16,486	$5	$6,308	$57,725	$13,304
Net realized gain (loss)	3,894	585	(7,300)	39	17,973	718	(3,504)
Net change in unrealized appreciation
(depreciation)	106,712	132,696	33,491	244	162,919	142,385	39,291
Change in net assets from operations	142,294	134,490	42,677	288	187,200	200,828	49,091
Share transactions[1]
Proceeds from the sale of shares
Class A	37,273	155,222	25,431	92	133,505	213,704	23,985
Class I	45,090	16,283	63,707	60,638	9,196	78,035	29,223
Proceeds in connection with acquisition
Class A	—	—	40,972	—	—	—	—
Cost of shares redeemed
Class A	(52,843)	(46,100)	(19,066)	—	(114,298)	(305,310)	(6,229)
Class I	(160,907)	(25,362)	(60,555)	(199)	(10,912)	(83,968)	(51,982)
Change in net assets from
share transactions	(131,387)	100,043	50,489	60,531	17,491	(97,539)	(5,003)
Change in net assets	10,907	234,533	93,166	60,819	204,691	103,289	44,088
Net assets beginning of period	1,472,954	569,840	608,911	—	1,024,322	3,421,595	501,267
Net assets end of period	$1,483,861	$804,373	$702,077	$60,819	$1,229,013	$3,524,884	$545,355

[1]Share transactions
Shares sold
Class A	2,475	12,759	2,377	9	9,781	16,608	2,149
Class I	2,888	1,303	5,933	6,064	623	5,654	2,676
Shares issued in connection with acquisition
Class A	—	—	3,833	—	—	—	—
Shares redeemed
Class A	(3,477)	(3,695)	(1,772)	—	(8,218)	(23,733)	(554)
Class I	(10,449)	(2,026)	(5,600)	(20)	(738)	(6,073)	(4,743)
Change in shares
Class A	(1,002)	9,064	4,438	9	1,563	(7,125)	1,595
Class I	(7,561)	(723)	333	6,044	(115)	(419)	(2,067)
Purchases and sales of long term
investments
Purchase of securities	$211,541	$177,369	$419,391	$60,312	$63,090	$449,523	$134,119
Purchase of U.S. government securities	—	—	—	—	—	386,358	—
Total purchases	$211,541	$177,369	$419,391	$60,312	$63,090	$835,881	$134,119
Proceeds from sales of securities	$309,515	$90,661	$341,804	$—	$40,097	$364,119	$130,028
Proceeds from sales of U.S. government
securities	—	—	—	—	—	634,611	—
Total proceeds from sales	$309,515	$90,661	$341,804	$—	$40,097	$998,730	$130,028

(a)	Period from commencement of operations June 24, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/DoubleLine Shiller Enhanced CAPE Fund	JNL/Fidelity Institutional Asset Management Total Bond Fund	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Growth Allocation Fund
Operations
Net investment income (loss)	$22,891	$13,000	$13,909	$13,278	$14,064	$49,859	$(1,754)
Net realized gain (loss)	65,159	21,393	(812)	(1,295)	(57,950)	24,887	(43,116)
Net change in unrealized appreciation
(depreciation)	219,482	29,037	155,731	217,831	100,353	(24,035)	163,411
Change in net assets from operations	307,532	63,430	168,828	229,814	56,467	50,711	118,541
Share transactions[1]
Proceeds from the sale of shares
Class A	257,523	86,396	37,982	41,674	30,845	69,288	45,330
Class I	42,965	4,476	102,853	8,508	6,304	48,446	225
Cost of shares redeemed
Class A	(101,387)	(94,905)	(108,044)	(172,822)	(54,392)	(76,916)	(128,535)
Class I	(113,297)	(4,311)	(40,087)	(23,398)	(419,173)	(72,041)	(81)
Change in net assets from
share transactions	85,804	(8,344)	(7,296)	(146,038)	(436,416)	(31,223)	(83,061)
Change in net assets	393,336	55,086	161,532	83,776	(379,949)	19,488	35,480
Net assets beginning of period	1,377,498	951,369	865,543	1,609,530	819,950	1,537,959	1,176,348
Net assets end of period	$1,770,834	$1,006,455	$1,027,075	$1,693,306	$440,001	$1,557,447	$1,211,828

[1]Share transactions
Shares sold
Class A	18,052	7,471	2,683	3,434	3,107	6,225	3,313
Class I	2,994	377	7,419	696	626	4,312	17
Shares redeemed
Class A	(7,175)	(8,228)	(7,654)	(14,245)	(5,458)	(6,921)	(9,374)
Class I	(7,952)	(365)	(2,783)	(1,941)	(42,222)	(6,423)	(6)
Change in shares
Class A	10,877	(757)	(4,971)	(10,811)	(2,351)	(696)	(6,061)
Class I	(4,958)	12	4,636	(1,245)	(41,596)	(2,111)	11
Purchases and sales of long term
investments
Purchase of securities	$344,935	$321,215	$257,596	$170,448	$96,954	$63,432	$947,845
Purchase of U.S. government securities	153,853	1,204,462 (a)	—	18,268	—	—	91,362
Total purchases(b)	$498,788	$1,525,677	$257,596	$188,716	$96,954	$63,432	$1,039,207
Proceeds from sales of securities	$231,297	$469,025	$258,693	$305,620	$118,187	$108,894	$1,970,027
Proceeds from sales of U.S. government
securities	221,290	1,425,812 (a)	—	48,031	—	10,336	2,373
Total proceeds from sales(b)	$452,587	$1,894,837	$258,693	$353,651	$118,187	$119,230	$1,972,400
Securities sold short covers	$—	$305,014	$—	$3,129	$—	$3	$—
Securities sold short proceeds	$—	$263,658	$—	$44,886	$—	$3	$—

(a) (b)

Amounts exclude $944,626 and $748,045 of purchases and sales, respectively, of dollar roll transaction securities.

Amounts exclude in-kind transactions. For the period ended June 30, 2019, JNL/Franklin Templeton Global Fund had in-kind proceeds from sales of $391,328 and JNL/Franklin Templeton Growth Allocation Fund had in-kind purchases of $776,631.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund
Operations
Net investment income (loss)	$53,279	$6,862	$10,281	$7,161	$4,327	$13,378	$2,760
Net realized gain (loss)	41,473	23,502	79,437	(3,808)	(11,280)	(31,207)	7,802
Net change in unrealized appreciation
(depreciation)	138,859	41,007	38,314	22,613	93,159	142,556	17,767
Change in net assets from operations	233,611	71,371	128,032	25,966	86,206	124,727	28,329
Share transactions[1]
Proceeds from the sale of shares
Class A	124,797	41,798	28,622	7,736	26,524	28,055	17,784
Class I	19,242	823	21,013	4,427	31,920	25,293	25,158
Cost of shares redeemed
Class A	(202,691)	(68,463)	(62,949)	(16,043)	(4,379)	(53,462)	(3,008)
Class I	(458,305)	(217)	(463,256)	(10,225)	(81,328)	(63,129)	(26,129)
Change in net assets from
share transactions	(516,957)	(26,059)	(476,570)	(14,105)	(27,263)	(63,243)	13,805
Change in net assets	(283,346)	45,312	(348,538)	11,861	58,943	61,484	42,134
Net assets beginning of period	2,152,608	554,631	964,273	276,457	460,795	812,589	142,814
Net assets end of period	$1,869,262	$599,943	$615,735	$288,318	$519,738	$874,073	$184,948

[1]Share transactions
Shares sold
Class A	10,617	4,433	2,587	706	2,678	2,761	1,641
Class I	1,704	86	1,862	397	3,237	2,424	2,371
Shares redeemed
Class A	(17,129)	(7,228)	(5,666)	(1,464)	(443)	(5,190)	(277)
Class I	(39,576)	(22)	(40,130)	(917)	(8,257)	(6,086)	(2,400)
Change in shares
Class A	(6,512)	(2,795)	(3,079)	(758)	2,235	(2,429)	1,364
Class I	(37,872)	64	(38,268)	(520)	(5,020)	(3,662)	(29)
Purchases and sales of long term
investments
Purchase of securities	$249,657	$48,483	$94,503	$76,962	$145,120	$138,949	$138,514
Purchase of U.S. government securities	30,178	—	—	54,466	—	—	—
Total purchases(a)	$279,835	$48,483	$94,503	$131,428	$145,120	$138,949	$138,514
Proceeds from sales of securities	$645,267	$84,955	$110,778	$70,888	$172,295	$197,198	$122,399
Proceeds from sales of U.S. government
securities	90,322	—	—	50,453	—	—	—
Total proceeds from sales(a)	$735,589	$84,955	$110,778	$121,341	$172,295	$197,198	$122,399
Securities sold short proceeds	$161	$—	$—	$—	$—	$—	$—

(a)Amounts exclude in-kind transactions. For the period ended June 30, 2019, JNL/Franklin Templeton Mutual Shares Fund had in-kind proceeds from sales of $385,303.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Global Allocation Fund	JNL/JPMorgan Hedged Equity Fund
Operations
Net investment income (loss)	$330	$7,269	$18,817	$12,899	$(1,611)	$224	$819
Net realized gain (loss)	(3,401)	1,888	19,155	12,184	60,158	3,641	(9,330)
Net change in unrealized appreciation
(depreciation)	46,968	62,842	157,230	171,595	289,104	(265)	18,498
Change in net assets from operations	43,897	71,999	195,202	196,678	347,651	3,600	9,987
Share transactions[1]
Proceeds from the sale of shares
Class A	62,969	26,650	56,757	48,802	152,422	787	35,809
Class I	787	18,632	1,775	24,630	13,301	20,000	126,412
Cost of shares redeemed
Class A	(74,499)	(10,360)	(147,201)	(103,090)	(229,272)	(3,121)	(6,766)
Class I	(298)	(20,281)	(47,387)	(62,690)	(30,211)	—	(9,040)
Change in net assets from
share transactions	(11,041)	14,641	(136,056)	(92,348)	(93,760)	17,666	146,415
Change in net assets	32,856	86,640	59,146	104,330	253,891	21,266	156,402
Net assets beginning of period	522,230	480,479	1,285,450	1,033,570	1,738,882	32,186	103,117
Net assets end of period	$555,086	$567,119	$1,344,596	$1,137,900	$1,992,773	$53,452	$259,519

[1]Share transactions
Shares sold
Class A	6,750	2,551	5,701	3,724	6,168	68	3,628
Class I	86	1,763	176	1,775	515	1,699	12,451
Shares redeemed
Class A	(8,060)	(986)	(14,869)	(7,861)	(9,257)	(277)	(679)
Class I	(31)	(1,918)	(4,598)	(4,524)	(1,166)	—	(909)
Change in shares
Class A	(1,310)	1,565	(9,168)	(4,137)	(3,089)	(209)	2,949
Class I	55	(155)	(4,422)	(2,749)	(651)	1,699	11,542
Purchases and sales of long term
investments
Purchase of securities	$150,900	$26,521	$297,258	$156,471	$271,194	$49,050	$184,729
Purchase of U.S. government securities	—	—	—	—	—	660	—
Total purchases	$150,900	$26,521	$297,258	$156,471	$271,194	$49,710	$184,729
Proceeds from sales of securities	$159,998	$15,053	$422,683	$243,795	$364,853	$37,311	$37,915
Securities sold short covers	$—	$—	$—	$—	$—	$29	$14,729
Securities sold short proceeds	$—	$—	$—	$—	$—	$618	$9,393

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund	JNL/Loomis Sayles Global Growth Fund	JNL/Mellon Bond Index Fund	JNL/Mellon Consumer Staples Sector Fund	JNL/Mellon Emerging Markets Index Fund
Operations
Net investment income (loss)	$(1,025)	$13,092	$10,187	$1,404	$13,392	$818	$13,375
Net realized gain (loss)	147,706	(242)	7,170	1,853	1,861	(42)	1,210
Net change in unrealized appreciation
(depreciation)	390,589	38,630	57,538	54,529	46,781	9,080	100,077
Change in net assets from operations	537,270	51,480	74,895	57,786	62,034	9,856	114,662
Share transactions[1]
Proceeds from the sale of shares
Class A	274,128	221,627	69,933	2,103	114,426	37,840	126,044
Class I	34,323	28,924	44,158	44,355	62,746	629	2,758
Cost of shares redeemed
Class A	(213,306)	(199,157)	(63,080)	(451)	(130,638)	(25,407)	(142,609)
Class I	(74,801)	(69,608)	(67,990)	(56,373)	(32,035)	(246)	(856)
Change in net assets from
share transactions	20,344	(18,214)	(16,979)	(10,366)	14,499	12,816	(14,663)
Change in net assets	557,614	33,266	57,916	47,420	76,533	22,672	99,999
Net assets beginning of period	1,819,290	1,070,103	736,650	251,842	1,082,334	64,048	1,090,204
Net assets end of period	$2,376,904	$1,103,369	$794,566	$299,262	$1,158,867	$86,720	$1,190,203

[1]Share transactions
Shares sold
Class A	7,686	17,081	7,019	202	9,787	3,600	11,903
Class I	942	2,127	4,421	4,131	5,056	59	257
Shares redeemed
Class A	(6,064)	(15,386)	(6,344)	(44)	(11,167)	(2,466)	(13,460)
Class I	(2,056)	(5,121)	(6,842)	(5,519)	(2,634)	(24)	(79)
Change in shares
Class A	1,622	1,695	675	158	(1,380)	1,134	(1,557)
Class I	(1,114)	(2,994)	(2,421)	(1,388)	2,422	35	178
Purchases and sales of long term
investments
Purchase of securities	$561,366	$19,613	$83,555	$34,442	$34,159	$29,823	$52,125
Purchase of U.S. government securities	—	70,575	—	—	444,528 (a)	—	—
Total purchases	$561,366	$90,188	$83,555	$34,442	$478,687	$29,823	$52,125
Proceeds from sales of securities	$592,733	$12,006	$110,575	$45,606	$39,746	$15,988	$68,317
Proceeds from sales of U.S. government
securities	—	29,898	—	—	429,719 (a)	—	—
Total proceeds from sales	$592,733	$41,904	$110,575	$45,606	$469,465	$15,988	$68,317
Securities sold short covers	$—	$—	$—	$—	$19,094	$—	$—
Securities sold short proceeds	$—	$—	$—	$—	$16,919	$—	$—

(a)	Amounts exclude $144,603 and $132,214 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon Industrials Sector Fund	JNL/Mellon International Index Fund	JNL/Mellon Materials Sector Fund	JNL/Mellon MSCI KLD 400 Social Index Fund	JNL/Mellon Real Estate Sector Fund	JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Value Index Fund
Operations
Net investment income (loss)	$385	$34,068	$155	$204	$1,633	$435	$453
Net realized gain (loss)	(30)	4,483	(656)	264	851	(1,867)	(69)
Net change in unrealized appreciation
(depreciation)	7,540	175,403	3,315	5,173	10,098	19,721	6,022
Change in net assets from operations	7,895	213,954	2,814	5,641	12,582	18,289	6,406
Share transactions[1]
Proceeds from the sale of shares
Class A	52,443	95,988	8,865	12,755	105,962	31,789	22,968
Class I	521	59,253	97	55	979	1,105	2,143
Cost of shares redeemed
Class A	(27,144)	(143,525)	(6,001)	(1,722)	(36,200)	(80,035)	(6,976)
Class I	(332)	(28,948)	(12)	(5)	(150)	(109)	(55)
Change in net assets from
share transactions	25,488	(17,232)	2,949	11,083	70,591	(47,250)	18,080
Change in net assets	33,383	196,722	5,763	16,724	83,173	(28,961)	24,486
Net assets beginning of period	30,087	1,580,738	16,736	28,652	47,038	136,808	35,099
Net assets end of period	$63,470	$1,777,460	$22,499	$45,376	$130,211	$107,847	$59,585

[1]Share transactions
Shares sold
Class A	4,905	7,387	917	1,060	9,696	2,634	2,143
Class I	49	4,254	9	5	90	91	194
Shares redeemed
Class A	(2,537)	(11,010)	(628)	(144)	(3,317)	(7,129)	(654)
Class I	(31)	(2,126)	(1)	(1)	(14)	(9)	(5)
Change in shares
Class A	2,368	(3,623)	289	916	6,379	(4,495)	1,489
Class I	18	2,128	8	4	76	82	189
Purchases and sales of long term
investments
Purchase of securities	$45,328	$60,826	$8,309	$14,153	$86,899	$22,173	$25,310
Proceeds from sales of securities	$19,769	$51,243	$5,168	$2,846	$15,416	$67,852	$6,267

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Mellon S&P 400 MidCap Index Fund	JNL/Mellon S&P 500 Index Fund	JNL/Mellon Small Cap Index Fund	JNL/Mellon Utilities Sector Fund	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund	JNL/Neuberger Berman Strategic Income Fund
Operations
Net investment income (loss)	$18,358	$62,424	$13,126	$2,599	$9,336	$4,543	$11,751
Net realized gain (loss)	65,342	99,795	65,063	3,470	13,453	9,190	(6,145)
Net change in unrealized appreciation
(depreciation)	384,945	1,133,547	210,513	19,388	212,744	62,414	40,655
Change in net assets from operations	468,645	1,295,766	288,702	25,457	235,533	76,147	46,261
Share transactions[1]
Proceeds from the sale of shares
Class A	219,141	844,809	236,632	120,278	59,858	48,269	70,910
Class I	59,609	54,768	63,246	1,242	17,014	55,651	4,325
Cost of shares redeemed
Class A	(253,328)	(863,764)	(256,876)	(75,841)	(118,268)	(68,364)	(69,967)
Class I	(22,223)	(30,893)	(11,405)	(201)	(33,873)	(47,218)	(3,494)
Change in net assets from
share transactions	3,199	4,920	31,597	45,478	(75,269)	(11,662)	1,774
Change in net assets	471,844	1,300,686	320,299	70,935	160,264	64,485	48,035
Net assets beginning of period	2,643,627	7,114,240	2,158,803	170,711	1,201,372	478,750	683,631
Net assets end of period	$3,115,471	$8,414,926	$2,479,102	$241,646	$1,361,636	$543,235	$731,666

[1]Share transactions
Shares sold
Class A	10,865	38,632	13,292	8,359	5,226	4,626	6,425
Class I	2,815	2,345	3,481	85	1,476	5,335	389
Shares redeemed
Class A	(12,444)	(39,598)	(14,574)	(5,337)	(10,313)	(6,974)	(6,371)
Class I	(1,058)	(1,360)	(620)	(14)	(2,922)	(4,511)	(315)
Change in shares
Class A	(1,579)	(966)	(1,282)	3,022	(5,087)	(2,348)	54
Class I	1,757	985	2,861	71	(1,446)	824	74
Purchases and sales of long term
investments
Purchase of securities	$233,900	$220,471	$347,205	$91,168	$156,722	$179,223	$197,609
Purchase of U.S. government securities	—	—	—	—	—	—	305,321 (a)
Total purchases	$233,900	$220,471	$347,205	$91,168	$156,722	$179,223	$502,930
Proceeds from sales of securities	$210,120	$188,617	$296,120	$42,438	$228,559	$177,516	$207,190
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	209,600 (a)
Total proceeds from sales	$210,120	$188,617	$296,120	$42,438	$228,559	$177,516	$416,790

(a)	Amounts exclude $955,474 and $1,008,900 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund
Operations
Net investment income (loss)	$851	$14,143	$21,041	$13,082	$37,729	$54,856	$4,159
Net realized gain (loss)	(24,103)	(26,917)	28,445	43,278	(8,967)	(52,716)	(18,720)
Net change in unrealized appreciation
(depreciation)	86,100	473,340	25,972	52,829	57,386	193,838	81,114
Change in net assets from operations	62,848	460,566	75,458	109,189	86,148	195,978	66,553
Share transactions[1]
Proceeds from the sale of shares
Class A	7,721	106,568	250,325	69,442	155,217	181,586	66,094
Class I	41,118	16,461	114,295	39,608	3,130	25,539	1,131
Proceeds in connection with acquisition
Class A	—	—	—	—	—	18,195	—
Class I	—	—	—	—	—	559	—
Cost of shares redeemed
Class A	(7,258)	(178,941)	(84,137)	(127,828)	(309,602)	(195,140)	(70,423)
Class I	(73,357)	(27,358)	(46,901)	(68,934)	(3,250)	(45,791)	(647)
Change in net assets from
share transactions	(31,776)	(83,270)	233,582	(87,712)	(154,505)	(15,052)	(3,845)
Change in net assets	31,072	377,296	309,040	21,477	(68,357)	180,926	62,708
Net assets beginning of period	468,259	2,189,924	1,058,955	1,755,259	1,631,591	1,941,294	517,733
Net assets end of period	$499,331	$2,567,220	$1,367,995	$1,776,736	$1,563,234	$2,122,220	$580,441

[1]Share transactions
Shares sold
Class A	786	5,985	24,134	6,982	14,814	14,030	5,306
Class I	4,203	895	11,050	3,963	297	1,673	90
Shares issued in connection with acquisition
Class A	—	—	—	—	—	1,361	—
Class I	—	—	—	—	—	36	—
Shares redeemed
Class A	(735)	(10,013)	(8,098)	(12,864)	(29,475)	(15,010)	(5,607)
Class I	(7,487)	(1,479)	(4,504)	(6,875)	(308)	(3,007)	(51)
Change in shares
Class A	51	(4,028)	16,036	(5,882)	(14,661)	381	(301)
Class I	(3,284)	(584)	6,546	(2,912)	(11)	(1,298)	39
Purchases and sales of long term
investments
Purchase of securities	$55,606	$125,758	$381,513	$181,240	$309,408	$835,714	$135,145
Purchase of U.S. government securities	—	—	1,888,662	2,109,686	—	—	—
Total purchases	$55,606	$125,758	$2,270,175	$2,290,926	$309,408	$835,714	$135,145
Proceeds from sales of securities	$99,826	$216,504	$147,696	$63,435	$425,977	$856,532	$134,144
Proceeds from sales of U.S. government
securities	—	—	1,727,124	2,256,642	—	13,861	—
Total proceeds from sales	$99,826	$216,504	$1,874,820	$2,320,077	$425,977	$870,393	$134,144
Securities sold short covers	$—	$—	$105,016	$73,694	$—	$—	$—
Securities sold short proceeds	$—	$—	$105,004	$95,161	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund	JNL/PPM America Value Equity Fund	JNL/RAFI Fundamental Asia Developed Fund	JNL/RAFI Fundamental Europe Fund	JNL/RAFI Fundamental U.S. Small Cap Fund(b)	JNL/RAFI Multi-Factor U.S. Equity Fund(c)
Operations
Net investment income (loss)	$2,456	$17,501	$1,982	$5,163	$12,744	$4,691	$34,723
Net realized gain (loss)	(14,196)	2,674	2,788	(26,611)	(50,847)	(109,126)	(1,907)
Net change in unrealized appreciation
(depreciation)	100,129	63,051	16,244	43,404	64,929	131,244	275,318
Change in net assets from operations	88,389	83,226	21,014	21,956	26,826	26,809	308,134
Distributions to shareholders
From distributable earnings
Class A	—	—	—	—	—	(13,368)	(367,580)
Class I	—	—	—	—	—	(65)	(30,989)
Total distributions to shareholders	—	—	—	—	—	(13,433)	(398,569)
Share transactions[1]
Proceeds from the sale of shares
Class A	20,703	95,654	22,063	26,231	18,714	88,996	93,786
Class I	2,779	41,776	332	152	118	1,087	6,623
Reinvestment of distributions
Class A	—	—	—	—	—	13,368	367,580
Class I	—	—	—	—	—	65	30,989
Cost of shares redeemed
Class A	(106,354)	(43,924)	(28,143)	(41,123)	(58,629)	(103,132)	(296,167)
Class I	(3,327)	(67,035)	(33)	(15)	(21)	(374)	(231,885)
Change in net assets from
share transactions	(86,199)	26,471	(5,781)	(14,755)	(39,818)	10	(29,074)
Change in net assets	2,190	109,697	15,233	7,201	(12,992)	13,386	(119,509)
Net assets beginning of period	573,177	1,119,764	179,447	226,900	349,917	420,305	2,920,936
Net assets end of period	$575,367	$1,229,461	$194,680	$234,101	$336,925	$433,691	$2,801,427

[1]Share transactions
Shares sold
Class A	1,778	7,999	995	1,859	1,557	14,494	6,617
Class I	228	3,517	15	11	10	178	456
Reinvestment of distributions
Class A	—	—	—	—	—	2,236	28,385
Class I	—	—	—	—	—	11	2,389
Shares redeemed
Class A	(8,900)	(3,699)	(1,268)	(2,878)	(4,886)	(17,005)	(20,670)
Class I	(273)	(5,624)	(2)	(1)	(2)	(62)	(17,365)
Change in shares
Class A	(7,122)	4,300	(273)	(1,019)	(3,329)	(275)	14,332
Class I	(45)	(2,107)	13	10	8	127	(14,520)
Purchases and sales of long term
investments
Purchase of securities	$96,225	$356,655	$27,126	$355,386	$443,637	$751,741	$4,028,228
Purchase of U.S. government securities	—	155,208 (a)	—	—	—	—	—
Total purchases	$96,225	$511,863	$27,126	$355,386	$443,637	$751,741	$4,028,228
Proceeds from sales of securities	$180,479	$358,943	$30,687	$374,349	$476,085	$771,143	$4,452,482
Proceeds from sales of U.S. government
securities	—	137,713 (a)	—	—	—	—	—
Total proceeds from sales	$180,479	$496,656	$30,687	$374,349	$476,085	$771,143	$4,452,482

(a)	Amounts exclude $24,587 and $2,954 of purchases and sales, respectively, of dollar roll transaction securities.

(b)JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(c)JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund	JNL/Scout Unconstrained Bond Fund
Operations
Net investment income (loss)	$18,075	$77,526	$1,194	$30,736	$1,526	$25,463	$3,793
Net realized gain (loss)	78,663	61,456	(1,629)	4,268	(8,574)	(14,376)	4,951
Net change in unrealized appreciation
(depreciation)	280,599	636,325	5,038	188,710	30,875	242,862	6,594
Change in net assets from operations	377,337	775,307	4,603	223,714	23,827	253,949	15,338
Share transactions[1]
Proceeds from the sale of shares
Class A	68,106	230,331	11,282	88,889	20,064	23,791	2,956
Class I	99,217	108,619	310	28,827	190	40,009	33,558
Cost of shares redeemed
Class A	(138,879)	(323,623)	(7,694)	(121,014)	(31,121)	(51,953)	(5,493)
Class I	(242,708)	(259,695)	(29)	(51,227)	(35)	(96,232)	(67,594)
Change in net assets from
share transactions	(214,264)	(244,368)	3,869	(54,525)	(10,902)	(84,385)	(36,573)
Change in net assets	163,073	530,939	8,472	169,189	12,925	169,564	(21,235)
Net assets beginning of period	2,393,394	4,518,929	44,910	2,183,772	213,044	1,863,156	390,901
Net assets end of period	$2,556,467	$5,049,868	$53,382	$2,352,961	$225,969	$2,032,720	$369,666

[1]Share transactions
Shares sold
Class A	3,894	15,344	1,136	6,203	1,702	1,853	298
Class I	5,589	7,146	31	2,042	15	3,020	3,443
Shares redeemed
Class A	(7,928)	(21,680)	(771)	(8,396)	(2,610)	(4,041)	(556)
Class I	(13,704)	(17,028)	(3)	(3,582)	(3)	(7,268)	(6,930)
Change in shares
Class A	(4,034)	(6,336)	365	(2,193)	(908)	(2,188)	(258)
Class I	(8,115)	(9,882)	28	(1,540)	12	(4,248)	(3,487)
Purchases and sales of long term
investments
Purchase of securities	$339,569	$578,040	$31,480	$457,777	$152,331	$538,421	$29,386
Purchase of U.S. government securities	—	—	—	—	—	—	300,619 (a)
Total purchases	$339,569	$578,040	$31,480	$457,777	$152,331	$538,421	$330,005
Proceeds from sales of securities	$535,594	$745,815	$26,791	$470,926	$160,793	$574,881	$44,114
Proceeds from sales of U.S. government
securities	—	—	—	—	—	—	366,664 (a)
Total proceeds from sales	$535,594	$745,815	$26,791	$470,926	$160,793	$574,881	$410,778

(a)	Amounts exclude $48,722 and $24,923 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
Operations
Net investment income (loss)	$3,496	$4,931	$1,074	$19,827	$40,076	$2,627	$1,858
Net realized gain (loss)	139,195	2,623	259,944	2,949	(28,907)	(1,274)	145
Net change in unrealized appreciation
(depreciation)	1,575,021	58,658	968,115	24,488	677,053	37,815	15,777
Change in net assets from operations	1,717,712	66,212	1,229,133	47,264	688,222	39,168	17,780
Share transactions[1]
Proceeds from the sale of shares
Class A	573,066	18,156	371,410	224,545	147,364	85,376	85,605
Class I	152,232	—	22,044	15,392	136,028	5,761	3,479
Proceeds in connection with acquisition
Class A	—	27,270	—	—	—	—	—
Class I	—	1	—	—	—	—	—
Cost of shares redeemed
Class A	(687,456)	(70,806)	(488,107)	(251,221)	(195,056)	(27,730)	(26,070)
Class I	(400,417)	—	(14,617)	(16,516)	(345,227)	(1,640)	(1,401)
Change in net assets from
share transactions	(362,575)	(25,379)	(109,270)	(27,800)	(256,891)	61,767	61,613
Change in net assets	1,355,137	40,833	1,119,863	19,464	431,331	100,935	79,393
Net assets beginning of period	8,467,694	477,119	5,110,677	1,701,291	3,965,564	249,215	149,150
Net assets end of period	$9,822,831	$517,952	$6,230,540	$1,720,755	$4,396,895	$350,150	$228,543

[1]Share transactions
Shares sold
Class A	13,156	1,501	7,558	22,677	9,607	8,039	8,235
Class I	3,360	—	432	1,539	8,467	548	333
Shares issued in connection with acquisition
Class A	—	2,154	—	—	—	—	—
Shares redeemed
Class A	(15,790)	(5,865)	(9,928)	(25,433)	(12,789)	(2,605)	(2,507)
Class I	(8,836)	—	(286)	(1,653)	(21,443)	(151)	(133)
Change in shares
Class A	(2,634)	(2,210)	(2,370)	(2,756)	(3,182)	5,434	5,728
Class I	(5,476)	—	146	(114)	(12,976)	397	200
Purchases and sales of long term
investments
Purchase of securities	$960,769	$89,801	$696,164	$363,232	$2,076,387	$103,100	$105,730
Purchase of U.S. government securities	—	84,052	—	194,652	—	—	—
Total purchases	$960,769	$173,853	$696,164	$557,884	$2,076,387	$103,100	$105,730
Proceeds from sales of securities	$1,326,435	$111,030	$868,090	$296,054	$2,303,548	$38,731	$42,150
Proceeds from sales of U.S. government
securities	—	88,422	—	251,861	—	—	—
Total proceeds from sales	$1,326,435	$199,452	$868,090	$547,915	$2,303,548	$38,731	$42,150
Securities sold short covers	$—	$2,665	$—	$—	$—	$—	$—
Securities sold short proceeds	$—	$1,623	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2019

	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$2,497	$1,543	$84,233	$10,882	$13,418
Net realized gain (loss)	(138)	6,312	75,093	—	43,540
Net change in unrealized appreciation
(depreciation)	28,286	7,572	746,635	—	144,587
Change in net assets from operations	30,645	15,427	905,961	10,882	201,545
Distributions to shareholders
From distributable earnings
Class A	—	—	—	(10,743)	—
Class I	—	—	—	(139)	—
Total distributions to shareholders	—	—	—	(10,882)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	87,474	24,961	553,807	737,075	40,376
Class I	3,565	65,954	10,435	23,565	39,450
Reinvestment of distributions
Class A	—	—	—	10,743	—
Class I	—	—	—	139	—
Cost of shares redeemed
Class A	(22,816)	(11,578)	(650,410)	(901,167)	(73,193)
Class I	(1,060)	(20,636)	(2,274)	(17,936)	(98,214)
Change in net assets from
share transactions	67,163	58,701	(88,442)	(147,581)	(91,581)
Change in net assets	97,808	74,128	817,519	(147,581)	109,964
Net assets beginning of period	224,212	236,474	7,422,624	1,440,787	1,240,648
Net assets end of period	$322,020	$310,602	$8,240,143	$1,293,206	$1,350,612

[1]Share transactions
Shares sold
Class A	8,303	2,418	23,453	737,075	1,947
Class I	337	6,286	434	23,565	1,848
Reinvestment of distributions
Class A	—	—	—	10,743	—
Class I	—	—	—	139	—
Shares redeemed
Class A	(2,165)	(1,126)	(27,666)	(901,167)	(3,535)
Class I	(100)	(2,009)	(94)	(17,936)	(4,594)
Change in shares
Class A	6,138	1,292	(4,213)	(153,349)	(1,588)
Class I	237	4,277	340	5,768	(2,746)
Purchases and sales of long term
investments
Purchase of securities	$114,067	$254,220	$874,297	$30,075	$293,774
Purchase of U.S. government securities	—	—	516,485 (a)	348,470	—
Total purchases	$114,067	$254,220	$1,390,782	$378,545	$293,774
Proceeds from sales of securities	$44,338	$218,853	$1,127,740	$—	$373,192
Proceeds from sales of U.S. government
securities	—	—	533,289 (a)	132,450	—
Total proceeds from sales	$44,338	$218,853	$1,661,029	$132,450	$373,192
Securities sold short covers	$—	$101,426	$20,548	$—	$—
Securities sold short proceeds	$—	$146,457	$17,621	$—	$—

(a)	Amounts exclude $560,194 and $560,458 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/JPMorgan Global Allocation Fund(a)(b)	JNL/AQR Large Cap Relaxed Constraint Equity Fund	JNL/AQR Managed Futures Strategy Fund(a)	JNL/BlackRock Global Allocation Fund(a)	JNL/BlackRock Global Natural Resources Fund	JNL/BlackRock Large Cap Select Growth Fund	JNL/Boston Partners Global Long Short Equity Fund
Operations
Net investment income (loss)	$399	$3,468	$1,959	$47,299	$18,112	$1,400	$4,337
Net realized gain (loss)	1,262	5,561	(26,704)	130,266	25,740	270,476	21,536
Net change in unrealized appreciation
(depreciation)	(4,760)	(76,965)	(4,221)	(468,411)	(176,559)	(217,021)	(73,863)
Change in net assets from operations	(3,099)	(67,936)	(28,966)	(290,846)	(132,707)	54,855	(47,990)
Distributions to shareholders
From distributable earnings
Class A	(328)	(11,010)	—	(95,340)	(14,818)	(205,072)	(1,155)
Class I	—	(6,137)	—	(219)	(16)	(69,362)	(13,466)
Total distributions to shareholders	(328)	(17,147)	—	(95,559)	(14,834)	(274,434)	(14,621)
Share transactions[1]
Proceeds from the sale of shares
Class A	4,680	43,392	12,999	405,295	113,568	908,121	12,093
Class I	—	27,627	12,320	10,735	1,225	231,567	39,263
Reinvestment of distributions
Class A	328	11,010	—	95,340	14,818	205,072	1,155
Class I	—	6,137	—	219	16	69,362	13,466
Cost of shares redeemed
Class A	(8,005)	(103,191)	(42,542)	(690,215)	(217,361)	(608,929)	(10,615)
Class I	—	(142,764)	(145,654)	(661)	(1,929)	(543,920)	(172,016)
Change in net assets from
share transactions	(2,997)	(157,789)	(162,877)	(179,287)	(89,663)	261,273	(116,654)
Change in net assets	(6,424)	(242,872)	(191,843)	(565,692)	(237,204)	41,694	(179,265)
Net assets beginning of year	38,610	645,978	414,415	4,035,992	866,735	3,080,175	622,103
Net assets end of year	$32,186	$403,106	$222,572	$3,470,300	$629,531	$3,121,869	$442,838

[1]Share transactions
Shares sold
Class A	408	3,501	1,612	32,653	13,558	22,454	1,136
Class I	—	2,108	1,494	861	154	5,577	3,615
Reinvestment of distributions
Class A	30	970	—	8,212	1,927	5,826	114
Class I	—	533	—	19	2	1,889	1,320
Shares redeemed
Class A	(695)	(8,278)	(5,300)	(55,760)	(25,601)	(15,365)	(1,001)
Class I	—	(11,612)	(17,958)	(53)	(221)	(12,965)	(15,896)
Change in shares
Class A	(257)	(3,807)	(3,688)	(14,895)	(10,116)	12,915	249
Class I	—	(8,971)	(16,464)	827	(65)	(5,499)	(10,961)

(a)	Consolidated Statement of Changes in Net Assets.

(b) Effective June 24, 2019, the name of JNL/AB Dynamic Asset Allocation Fund was changed to JNL/JPMorgan Global Allocation Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Causeway International Value Select Fund	JNL/ClearBridge Large Cap Growth Fund	JNL/Crescent High Income Fund	JNL/DFA U.S. Core Equity Fund	JNL/DoubleLine Core Fixed Income Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	JNL/DoubleLine Shiller Enhanced CAPE Fund
Operations
Net investment income (loss)	$44,420	$2,302	$32,666	$12,736	$108,781	$18,040	$38,266
Net realized gain (loss)	93,130	9,803	(8,580)	55,664	(38,497)	(6,063)	89,254
Net change in unrealized appreciation
(depreciation)	(445,818)	(19,974)	(36,244)	(151,184)	(81,879)	(26,000)	(193,906)
Change in net assets from operations	(308,268)	(7,869)	(12,158)	(82,784)	(11,595)	(14,023)	(66,386)
Distributions to shareholders
From distributable earnings
Class A	(8,319)	—	(4,295)	(27,937)	(70,855)	(188)	(117,818)
Class I	(22,463)	—	(34,129)	(1,634)	(16,819)	(19,650)	(85,461)
Total distributions to shareholders	(30,782)	—	(38,424)	(29,571)	(87,674)	(19,838)	(203,279)
Share transactions[1]
Proceeds from the sale of shares
Class A	122,235	150,930	57,420	203,957	344,605	10,181	418,012
Class I	148,479	48,767	114,405	12,089	546,882	110,400	129,774
Reinvestment of distributions
Class A	8,319	—	4,295	27,937	70,855	188	117,818
Class I	22,463	—	34,129	1,634	16,819	19,650	85,461
Cost of shares redeemed
Class A	(113,451)	(46,602)	(34,667)	(279,245)	(732,524)	(7,805)	(189,740)
Class I	(232,542)	(35,774)	(209,098)	(20,431)	(170,870)	(141,084)	(318,898)
Change in net assets from
share transactions	(44,497)	117,321	(33,516)	(54,059)	75,767	(8,470)	242,427
Change in net assets	(383,547)	109,452	(84,098)	(166,414)	(23,502)	(42,331)	(27,238)
Net assets beginning of year	1,856,501	460,388	693,009	1,190,736	3,445,097	543,598	1,404,736
Net assets end of year	$1,472,954	$569,840	$608,911	$1,024,322	$3,421,595	$501,267	$1,377,498

[1]Share transactions
Shares sold
Class A	7,507	12,970	5,401	14,590	27,043	943	27,217
Class I	8,893	4,233	10,811	814	39,866	10,150	8,461
Reinvestment of distributions
Class A	559	—	418	2,093	5,696	18	8,865
Class I	1,473	—	3,353	115	1,253	1,878	6,421
Shares redeemed
Class A	(6,963)	(4,083)	(3,243)	(19,924)	(57,491)	(722)	(12,825)
Class I	(13,662)	(3,079)	(19,485)	(1,350)	(12,477)	(13,149)	(21,135)
Change in shares
Class A	1,103	8,887	2,576	(3,241)	(24,752)	239	23,257
Class I	(3,296)	1,154	(5,321)	(421)	28,642	(1,121)	(6,253)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/First State Global Infrastructure Fund	JNL/FPA + DoubleLine Flexible Allocation Fund	JNL/Franklin Templeton Global Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Franklin Templeton Income Fund	JNL/Franklin Templeton International Small Cap Fund	JNL/Franklin Templeton Mutual Shares Fund
Operations
Net investment income (loss)	$26,182	$18,625	$18,843	$91,789	$102,485	$9,038	$20,369
Net realized gain (loss)	22,487	104,882	85,347	39,580	97,849	15,516	80,619
Net change in unrealized appreciation
(depreciation)	(109,371)	(279,191)	(245,612)	(117,430)	(295,160)	(165,548)	(194,045)
Change in net assets from operations	(60,702)	(155,684)	(141,422)	13,939	(94,826)	(140,994)	(93,057)
Distributions to shareholders
From distributable earnings
Class A	(25,569)	(80,682)	(33,102)	—	(84,512)	(44,311)	(29,777)
Class I	(4,443)	(5,880)	(31,006)	—	(21,881)	(95)	(21,654)
Total distributions to shareholders	(30,012)	(86,562)	(64,108)	—	(106,393)	(44,406)	(51,431)
Share transactions[1]
Proceeds from the sale of shares
Class A	94,918	128,373	57,488	167,923	185,032	133,544	64,359
Class I	125,304	24,024	25,235	99,367	47,336	1,571	39,802
Reinvestment of distributions
Class A	25,569	80,682	33,102	—	84,512	44,311	29,777
Class I	4,443	5,880	31,006	—	21,881	95	21,654
Cost of shares redeemed
Class A	(271,075)	(426,695)	(103,802)	(234,460)	(407,338)	(185,686)	(139,112)
Class I	(41,147)	(151,924)	(65,308)	(222,719)	(124,324)	(467)	(128,446)
Change in net assets from
share transactions	(61,988)	(339,660)	(22,279)	(189,889)	(192,901)	(6,632)	(111,966)
Change in net assets	(152,702)	(581,906)	(227,809)	(175,950)	(394,120)	(192,032)	(256,454)
Net assets beginning of year	1,018,245	2,191,436	1,047,759	1,713,909	2,546,728	746,663	1,220,727
Net assets end of year	$865,543	$1,609,530	$819,950	$1,537,959	$2,152,608	$554,631	$964,273

[1]Share transactions
Shares sold
Class A	6,975	10,279	5,070	15,554	15,568	12,103	5,579
Class I	9,195	1,945	2,140	9,136	4,214	146	3,360
Reinvestment of distributions
Class A	1,972	7,034	3,307	—	7,446	4,869	2,762
Class I	341	511	3,088	—	2,019	10	1,990
Shares redeemed
Class A	(19,975)	(34,160)	(9,157)	(21,778)	(34,210)	(17,100)	(12,023)
Class I	(3,031)	(11,805)	(5,507)	(20,418)	(11,041)	(44)	(10,781)
Change in shares
Class A	(11,028)	(16,847)	(780)	(6,224)	(11,196)	(128)	(3,682)
Class I	6,505	(9,349)	(279)	(11,282)	(4,808)	112	(5,431)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Fidelity Institutional Asset Management Total Bond Fund(b)	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/GQG Emerging Markets Equity Fund	JNL/Harris Oakmark Global Equity Fund	JNL/Heitman U.S. Focused Real Estate Fund(a)	JNL/Invesco China-India Fund	JNL/Invesco Diversified Dividend Fund
Operations
Net investment income (loss)	$25,310	$16,096	$3,124	$12,882	$1,385	$770	$13,082
Net realized gain (loss)	(24,893)	(20,360)	(48,976)	35,443	(1,842)	41,184	5,005
Net change in unrealized appreciation
(depreciation)	(18,822)	(22,440)	(33,162)	(261,355)	(10,244)	(155,723)	(55,460)
Change in net assets from operations	(18,405)	(26,704)	(79,014)	(213,030)	(10,701)	(113,769)	(37,373)
Distributions to shareholders
From distributable earnings
Class A	(23,040)	(317)	—	(14,050)	—	(2,441)	(181)
Class I	(2,668)	(1,036)	—	(12,908)	—	(4)	(2,307)
Total distributions to shareholders	(25,708)	(1,353)	—	(26,958)	—	(2,445)	(2,488)
Share transactions[1]
Proceeds from the sale of shares
Class A	142,955	28,847	21,718	119,498	4,576	151,241	52,706
Class I	20,368	4,536	215,714	113,325	169,391	531	118,845
Reinvestment of distributions
Class A	23,040	317	—	14,050	—	2,441	181
Class I	2,668	1,036	—	12,908	—	4	2,307
Cost of shares redeemed
Class A	(226,748)	(47,787)	(4,988)	(170,727)	(1,280)	(263,755)	(8,630)
Class I	(81,503)	(9,817)	(109,532)	(157,879)	(19,172)	(290)	(202,417)
Change in net assets from
share transactions	(119,220)	(22,868)	122,912	(68,825)	153,515	(109,828)	(37,008)
Change in net assets	(163,333)	(50,925)	43,898	(308,813)	142,814	(226,042)	(76,869)
Net assets beginning of year	1,114,702	327,382	416,897	1,121,402	—	748,272	557,348
Net assets end of year	$951,369	$276,457	$460,795	$812,589	$142,814	$522,230	$480,479

[1]Share transactions

Shares sold
Class A	12,520	2,558	2,295	10,386	457	15,187	5,169
Class I	1,749	400	21,142	10,529	16,762	55	11,666
Reinvestment of distributions
Class A	2,093	31	—	1,421	—	303	18
Class I	238	100	—	1,304	—	1	228
Shares redeemed
Class A	(19,932)	(4,346)	(523)	(14,929)	(133)	(26,492)	(850)
Class I	(6,990)	(858)	(11,222)	(13,411)	(1,893)	(28)	(19,926)
Change in shares
Class A	(5,319)	(1,757)	1,772	(3,122)	324	(11,002)	4,337
Class I	(5,003)	(358)	9,920	(1,578)	14,869	28	(8,032)

(a)Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Goldman Sachs Core Plus Bond Fund was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Invesco Global Real Estate Fund	JNL/Invesco International Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/JPMorgan Hedged Equity Fund(a)	JNL/JPMorgan MidCap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/Lazard Emerging Markets Fund
Operations
Net investment income (loss)	$37,333	$24,041	$(5,694)	$325	$(4,015)	$29,565	$18,725
Net realized gain (loss)	15,237	78,403	122,827	4,790	196,910	(2,464)	4,582
Net change in unrealized appreciation
(depreciation)	(157,589)	(300,184)	(297,586)	(7,047)	(283,160)	(25,556)	(200,443)
Change in net assets from operations	(105,019)	(197,740)	(180,453)	(1,932)	(90,265)	1,545	(177,136)
Distributions to shareholders
From distributable earnings
Class A	(56,830)	(18,998)	(84,450)	(88)	(151,310)	(26,310)	(6,459)
Class I	(11,281)	(5,399)	(8,614)	(416)	(40,788)	(9,211)	(8,650)
Total distributions to shareholders	(68,111)	(24,397)	(93,064)	(504)	(192,098)	(35,521)	(15,109)
Share transactions[1]
Proceeds from the sale of shares
Class A	131,736	149,854	534,817	21,034	483,670	249,728	80,244
Class I	98,333	38,477	49,765	113,205	113,086	82,793	104,143
Reinvestment of distributions
Class A	56,830	18,998	84,450	88	151,310	26,310	6,459
Class I	11,281	5,399	8,614	416	40,788	9,211	8,650
Cost of shares redeemed
Class A	(298,207)	(239,026)	(472,495)	(1,187)	(451,536)	(256,125)	(107,776)
Class I	(516,642)	(216,517)	(109,948)	(28,003)	(328,917)	(371,769)	(178,610)
Change in net assets from
share transactions	(516,669)	(242,815)	95,203	105,553	8,401	(259,852)	(86,890)
Change in net assets	(689,799)	(464,952)	(178,314)	103,117	(273,962)	(293,828)	(279,135)
Net assets beginning of year	1,975,249	1,498,522	1,917,196	—	2,093,252	1,363,931	1,015,785
Net assets end of year	$1,285,450	$1,033,570	$1,738,882	$103,117	$1,819,290	$1,070,103	$736,650

[1]Share transactions
Shares sold
Class A	13,714	11,152	20,319	2,158	13,352	19,548	7,902
Class I	9,909	2,753	1,819	11,665	3,056	6,143	9,666
Reinvestment of distributions
Class A	6,328	1,584	3,560	9	4,828	2,120	708
Class I	1,237	427	349	44	1,264	706	946
Shares redeemed
Class A	(30,985)	(17,904)	(18,329)	(123)	(12,733)	(19,945)	(10,177)
Class I	(52,872)	(15,377)	(3,974)	(2,910)	(8,840)	(27,500)	(17,400)
Change in shares
Class A	(10,943)	(5,168)	5,550	2,044	5,447	1,723	(1,567)
Class I	(41,726)	(12,197)	(1,806)	8,799	(4,520)	(20,651)	(6,788)

(a)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Loomis Sayles Global Growth Fund(a)	JNL/Mellon Consumer Staples Sector Fund(b)	JNL/Mellon Emerging Markets Index Fund(c)	JNL/RAFI Fundamental Europe Fund(d)	JNL/Mellon Industrials Sector Fund(e)	JNL/Mellon Materials Sector Fund(f)	JNL/RAFI Fundamental Asia Developed Fund(g)
Operations
Net investment income (loss)	$490	$710	$24,522	$17,418	$418	$551	$7,926
Net realized gain (loss)	(1,940)	(764)	(1,230)	34,185	(918)	(6,022)	35,071
Net change in unrealized appreciation
(depreciation)	(28,506)	(4,310)	(237,880)	(118,128)	(6,171)	(4,866)	(83,585)
Change in net assets from operations	(29,956)	(4,364)	(214,588)	(66,525)	(6,671)	(10,337)	(40,588)
Distributions to shareholders
From distributable earnings
Class A	—	—	(20,801)	(13,570)	—	—	(18,236)
Class I	—	—	(82)	(2)	—	—	(9)
Total distributions to shareholders	—	—	(20,883)	(13,572)	—	—	(18,245)
Share transactions[1]
Proceeds from the sale of shares
Class A	451	79,826	382,289	78,192	79,609	92,170	51,073
Class I	302,737	633	15,631	324	679	520	200
Reinvestment of distributions
Class A	—	—	20,801	13,570	—	—	18,236
Class I	—	—	82	2	—	—	9
Cost of shares redeemed
Class A	(13)	(19,671)	(443,908)	(150,078)	(60,303)	(108,393)	(101,520)
Class I	(21,377)	(186)	(47,822)	(128)	(123)	(146)	(73)
Change in net assets from
share transactions	281,798	60,602	(72,927)	(58,118)	19,862	(15,849)	(32,075)
Change in net assets	251,842	56,238	(308,398)	(138,215)	13,191	(26,186)	(90,908)
Net assets beginning of year	—	7,810	1,398,602	488,132	16,896	42,922	317,808
Net assets end of year	$251,842	$64,048	$1,090,204	$349,917	$30,087	$16,736	$226,900

[1]Share transactions
Shares sold
Class A	46	7,816	33,313	5,997	7,433	8,567	3,235
Class I	30,609	63	1,336	28	65	51	13
Reinvestment of distributions
Class A	—	—	2,187	1,182	—	—	1,347
Class I	—	—	8	—	—	—	1
Shares redeemed
Class A	(1)	(1,967)	(39,954)	(11,773)	(5,774)	(10,695)	(6,541)
Class I	(2,210)	(19)	(4,211)	(11)	(12)	(15)	(5)
Change in shares
Class A	45	5,849	(4,454)	(4,594)	1,659	(2,128)	(1,959)
Class I	28,399	44	(2,867)	17	53	36	9

(a)	Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital Consumer Staples Sector Fund was changed to JNL/Mellon Consumer Staples Sector Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital Emerging Markets Index Fund was changed to JNL/Mellon Emerging Markets Index Fund.

(d)Effective June 24, 2019, the name of JNL/Mellon Capital European 30 Fund was changed to JNL/RAFI Fundamental Europe Fund.

(e)Effective June 24, 2019, the name of JNL/Mellon Capital Industrials Sector Fund was changed to JNL/Mellon Industrials Sector Fund.

(f)Effective June 24, 2019, the name of JNL/Mellon Capital Materials Sector Fund was changed to JNL/Mellon Materials Sector Fund.

(g)Effective June 24, 2019, the name of JNL/Mellon Capital Pacific Rim 30 Fund was changed to JNL/RAFI Fundamental Asia Developed Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon Real Estate Sector Fund(a)	JNL/Mellon S&P 500 Index Fund(b)	JNL S&P 500 Index Fund	JNL/Mellon S&P 400 MidCap Index Fund(c)	JNL/Mellon S&P 1500 Growth Index Fund(d)	JNL/Mellon S&P 1500 Value Index Fund(e)	JNL/Mellon Small Cap Index Fund(f)
Operations
Net investment income (loss)	$4,081	$114,437	$348	$32,419	$506	$392	$22,331
Net realized gain (loss)	194	326,876	527	225,406	(8,156)	(785)	203,359
Net change in unrealized appreciation
(depreciation)	(4,777)	(783,672)	(3,154)	(599,366)	(8,670)	(3,482)	(457,255)
Change in net assets from operations	(502)	(342,359)	(2,279)	(341,541)	(16,320)	(3,875)	(231,565)
Distributions to shareholders
From distributable earnings
Class A	—	(483,156)	—	(173,850)	—	—	(245,235)
Class I	—	(15,547)	—	(15,466)	—	—	(25,575)
Total distributions to shareholders	—	(498,703)	—	(189,316)	—	—	(270,810)
Share transactions[1]
Proceeds from the sale of shares
Class A	59,809	1,532,609	—	506,134	190,852	40,774	612,507
Class I	27,525	73,914	38,100	39,565	1,514	1,546	54,038
Reinvestment of distributions
Class A	—	483,156	—	173,850	—	—	245,235
Class I	—	15,547	—	15,466	—	—	25,575
Cost of shares redeemed
Class A	(18,847)	(1,552,481)	—	(626,049)	(56,274)	(12,088)	(548,043)
Class I	(188,245)	(468,854)	(13,285)	(84,769)	(48)	(206)	(83,646)
Change in net assets from
share transactions	(119,758)	83,891	24,815	24,197	136,044	30,026	305,666
Change in net assets	(120,260)	(757,171)	22,536	(506,660)	119,724	26,151	(196,709)
Net assets beginning of year	167,298	7,871,411	6,100	3,150,287	17,084	8,948	2,355,512
Net assets end of year	$47,038	$7,114,240	$28,636	$2,643,627	$136,808	$35,099	$2,158,803

[1]Share transactions
Shares sold
Class A	5,895	69,001	—	23,433	16,245	3,850	29,623
Class I	2,810	3,209	3,421	1,794	130	147	2,616
Reinvestment of distributions
Class A	—	23,240	—	8,902	—	—	13,685
Class I	—	729	—	776	—	—	1,399
Shares redeemed
Class A	(1,870)	(69,817)	—	(28,986)	(5,052)	(1,167)	(27,706)
Class I	(18,319)	(19,727)	(1,194)	(3,746)	(4)	(20)	(3,951)
Change in shares
Class A	4,025	22,424	—	3,349	11,193	2,683	15,602
Class I	(15,509)	(15,789)	2,227	(1,176)	126	127	64

(a)Effective June 24, 2019, the name of JNL/Mellon Capital Real Estate Sector Fund was changed to JNL/Mellon Real Estate Sector Fund.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 500 Index Fund was changed to JNL/Mellon S&P 500 Index Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 400 MidCap Index Fund was changed to JNL/Mellon S&P 400 MidCap Index Fund.

(d)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 1500 Growth Index Fund was changed to JNL/Mellon S&P 1500 Growth Index Fund.

(e)Effective June 24, 2019, the name of JNL/Mellon Capital S&P 1500 Value Index Fund was changed to JNL/Mellon S&P 1500 Value Index Fund.

(f)Effective June 24, 2019, the name of JNL/Mellon Capital Small Cap Index Fund was changed to JNL/Mellon Small Cap Index Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Mellon International Index Fund(b)	JNL/Mellon MSCI KLD 400 Social Index Fund(c)	JNL/Mellon Bond Index Fund(d)	JNL/Mellon Utilities Sector Fund(e)	JNL/MFS Mid Cap Value Fund	JNL/Morningstar Wide Moat Index Fund(a)	JNL Multi-Manager Alternative Fund
Operations
Net investment income (loss)	$49,542	$275	$26,014	$2,283	$13,271	$3,445	$9,882
Net realized gain (loss)	37,445	213	(8,925)	4,672	40,080	(1,616)	35,531
Net change in unrealized appreciation
(depreciation)	(345,207)	(2,252)	(24,565)	(7,327)	(226,559)	(35,439)	(86,125)
Change in net assets from operations	(258,220)	(1,764)	(7,476)	(372)	(173,208)	(33,610)	(40,712)
Distributions to shareholders
From distributable earnings
Class A	(155,091)	(91)	(18,173)	(3,129)	(67,772)	—	—
Class I	(25,211)	—	(5,701)	(19)	(11,630)	—	(2,071)
Total distributions to shareholders	(180,302)	(91)	(23,874)	(3,148)	(79,402)	—	(2,071)
Share transactions[1]
Proceeds from the sale of shares
Class A	261,896	18,545	160,594	141,793	121,681	106,909	6,001
Class I	55,203	188	67,566	1,256	50,236	459,679	276,763
Proceeds in connection with acquisition
Class A	—	—	—	—	421,665	—	—
Class I	—	—	—	—	100,627	—	—
Reinvestment of distributions
Class A	155,091	91	18,173	3,129	67,772	—	—
Class I	25,211	—	5,701	19	11,630	—	2,071
Cost of shares redeemed
Class A	(388,760)	(4,100)	(197,276)	(53,217)	(224,699)	(12,351)	(3,468)
Class I	(191,202)	(30)	(141,488)	(258)	(49,924)	(41,877)	(198,661)
Change in net assets from
share transactions	(82,561)	14,694	(86,730)	92,722	498,988	512,360	82,706
Change in net assets	(521,083)	12,839	(118,080)	89,202	246,378	478,750	39,923
Net assets beginning of year	2,101,821	15,813	1,200,414	81,509	954,994	—	1,039,651
Net assets end of year	$1,580,738	$28,652	$1,082,334	$170,711	$1,201,372	$478,750	$1,079,574

[1]Share transactions
Shares sold
Class A	17,769	1,624	13,989	10,398	10,261	10,582	590
Class I	3,503	17	5,688	93	4,226	46,409	27,365
Shares issued in connection with acquisition
Class A	—	—	—	—	33,760	—	—
Class I	—	—	—	—	7,999	—	—
Reinvestment of distributions
Class A	12,497	8	1,625	232	6,258	—	—
Class I	1,947	—	492	1	1,067	—	210
Shares redeemed
Class A	(26,027)	(359)	(17,193)	(4,029)	(18,842)	(1,304)	(345)
Class I	(12,065)	(3)	(11,897)	(19)	(4,220)	(4,146)	(19,821)
Change in shares
Class A	4,239	1,273	(1,579)	6,601	31,437	9,278	245
Class I	(6,615)	14	(5,717)	75	9,072	42,263	7,754

(a)	Period from commencement of operations August 13, 2018.

(b)Effective June 24, 2019, the name of JNL/Mellon Capital International Index Fund was changed to JNL/Mellon International Index Fund.

(c)Effective June 24, 2019, the name of JNL/Mellon Capital MSCI KLD 400 Social Index Fund was changed to JNL/Mellon MSCI KLD 400 Social Index Fund.

(d) Effective June 24, 2019, the name of JNL/Mellon Capital Bond Index Fund was changed to JNL/Mellon Bond Index Fund.

(e) Effective June 24, 2019, the name of JNL/Mellon Capital Utilities Sector Fund was changed to JNL/Mellon Utilities Sector Fund.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL Multi-Manager International Small Cap Fund(a)	JNL Multi-Manager Mid Cap Fund	JNL Multi-Manager Small Cap Growth Fund	JNL Multi-Manager Small Cap Value Fund	JNL/Neuberger Berman Strategic Income Fund	JNL/Oppenheimer Emerging Markets Innovator Fund	JNL/Oppenheimer Global Growth Fund
Operations
Net investment income (loss)	$916	$4,972	$(5,931)	$7,382	$22,566	$1,964	$21,377
Net realized gain (loss)	(5,708)	58,260	282,485	87,832	(4,596)	7,278	197,865
Net change in unrealized appreciation
(depreciation)	(52,443)	(117,047)	(350,127)	(277,497)	(36,196)	(145,668)	(551,607)
Change in net assets from operations	(57,235)	(53,815)	(73,573)	(182,283)	(18,226)	(136,426)	(332,365)
Distributions to shareholders
From distributable earnings
Class A	—	(5,323)	(110,212)	(84,216)	(13,101)	(1,275)	(52,967)
Class I	—	(48,133)	(28,007)	(66,885)	(1,484)	(17,154)	(21,807)
Total distributions to shareholders	—	(53,456)	(138,219)	(151,101)	(14,585)	(18,429)	(74,774)
Share transactions[1]
Proceeds from the sale of shares
Class A	748	98,685	626,330	152,454	144,921	37,392	340,448
Class I	318,663	255,562	147,599	184,097	78,277	216,657	103,365
Reinvestment of distributions
Class A	—	5,323	110,212	84,216	13,101	1,275	52,967
Class I	—	48,133	28,007	66,885	1,484	17,154	21,807
Cost of shares redeemed
Class A	(214)	(40,394)	(422,661)	(160,737)	(190,247)	(28,697)	(499,415)
Class I	(10,038)	(321,178)	(161,603)	(143,877)	(36,167)	(117,581)	(38,813)
Change in net assets from
share transactions	309,159	46,131	327,884	183,038	11,369	126,200	(19,641)
Change in net assets	251,924	(61,140)	116,092	(150,346)	(21,442)	(28,655)	(426,780)
Net assets beginning of year	—	965,213	1,707,210	1,230,672	705,073	496,914	2,616,704
Net assets end of year	$251,924	$904,073	$1,823,302	$1,080,326	$683,631	$468,259	$2,189,924

[1]Share transactions
Shares sold
Class A	80	7,845	21,545	10,274	13,242	3,188	18,222
Class I	32,193	19,996	4,944	12,753	7,040	19,298	5,468
Reinvestment of distributions
Class A	—	454	4,267	6,705	1,227	147	3,228
Class I	—	4,096	1,031	5,321	138	1,988	1,306
Shares redeemed
Class A	(23)	(3,298)	(15,276)	(10,828)	(17,446)	(2,607)	(26,962)
Class I	(1,094)	(25,255)	(5,273)	(9,432)	(3,270)	(11,037)	(2,009)
Change in shares
Class A	57	5,001	10,536	6,151	(2,977)	728	(5,512)
Class I	31,099	(1,163)	702	8,642	3,908	10,249	4,765

(a)	Period from commencement of operations August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/PIMCO Income Fund	JNL/PIMCO Real Return Fund	JNL/PPM America Floating Rate Income Fund	JNL/PPM America High Yield Bond Fund	JNL/PPM America Mid Cap Value Fund	JNL/PPM America Small Cap Value Fund	JNL/PPM America Total Return Fund
Operations
Net investment income (loss)	$26,148	$37,670	$65,690	$121,309	$7,277	$4,902	$34,750
Net realized gain (loss)	(2,506)	(43,628)	(5,490)	6,081	24,819	93,046	(7,118)
Net change in unrealized appreciation
(depreciation)	(19,026)	(37,031)	(81,898)	(238,423)	(163,302)	(243,609)	(41,531)
Change in net assets from operations	4,616	(42,989)	(21,698)	(111,033)	(131,206)	(145,661)	(13,899)
Distributions to shareholders
From distributable earnings
Class A	(1,359)	(7,531)	(51,815)	(94,110)	(59,942)	(94,817)	(7,713)
Class I	(2,663)	(7,523)	(1,019)	(30,054)	(5,141)	(3,163)	(23,562)
Total distributions to shareholders	(4,022)	(15,054)	(52,834)	(124,164)	(65,083)	(97,980)	(31,275)
Share transactions[1]
Proceeds from the sale of shares
Class A	356,623	168,101	618,705	302,716	121,693	232,340	115,877
Class I	286,368	115,016	10,288	29,656	1,838	7,980	63,729
Proceeds in connection with acquisition
Class A	—	11,153	—	—	—	—	—
Class I	—	1	—	—	—	—	—
Reinvestment of distributions
Class A	1,359	7,531	51,815	94,110	59,942	94,817	7,713
Class I	2,663	7,523	1,019	30,054	5,141	3,163	23,562
Cost of shares redeemed
Class A	(102,282)	(302,601)	(452,633)	(548,041)	(172,742)	(423,479)	(102,524)
Class I	(123,614)	(252,553)	(14,156)	(70,179)	(493)	(6,927)	(207,047)
Change in net assets from
share transactions	421,117	(245,829)	215,038	(161,684)	15,379	(92,106)	(98,690)
Change in net assets	421,711	(303,872)	140,506	(396,881)	(180,910)	(335,747)	(143,864)
Net assets beginning of year	637,244	2,059,131	1,491,085	2,338,175	698,643	908,924	1,263,628
Net assets end of year	$1,058,955	$1,755,259	$1,631,591	$1,941,294	$517,733	$573,177	$1,119,764

[1]Share transactions
Shares sold
Class A	35,704	17,126	58,130	22,466	8,124	15,449	9,868
Class I	28,615	11,617	968	1,913	119	536	5,438
Shares issued in connection with acquisition
Class A	—	1,124	—	—	—	—	—
Reinvestment of distributions
Class A	137	783	4,939	7,451	4,709	7,888	675
Class I	266	774	97	2,032	401	255	2,067
Shares redeemed
Class A	(10,248)	(30,890)	(42,790)	(40,952)	(11,495)	(28,377)	(8,748)
Class I	(12,337)	(25,453)	(1,329)	(4,561)	(34)	(476)	(17,695)
Change in shares
Class A	25,593	(11,857)	20,279	(11,035)	1,338	(5,040)	1,795
Class I	16,544	(13,062)	(264)	(616)	486	315	(10,190)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/PPM America Value Equity Fund	JNL/S&P Competitive Advantage Fund	JNL/S&P Dividend Income & Growth Fund	JNL/S&P International 5 Fund	JNL/S&P Intrinsic Value Fund	JNL/S&P Mid 3 Fund	JNL/S&P Total Yield Fund
Operations
Net investment income (loss)	$3,738	$37,391	$175,960	$1,487	$59,074	$3,721	$47,588
Net realized gain (loss)	13,494	262,857	321,074	3,955	236,086	15,918	100,335
Net change in unrealized appreciation
(depreciation)	(46,862)	(341,495)	(741,895)	(13,161)	(407,005)	(57,208)	(373,745)
Change in net assets from operations	(29,630)	(41,247)	(244,861)	(7,719)	(111,845)	(37,569)	(225,822)
Distributions to shareholders
From distributable earnings
Class A	(3,479)	(54,516)	(378,896)	(2,518)	(37,912)	(4,081)	(29,782)
Class I	(4)	(98,251)	(192,681)	(46)	(84,985)	(7)	(118,045)
Total distributions to shareholders	(3,483)	(152,767)	(571,577)	(2,564)	(122,897)	(4,088)	(147,827)
Share transactions[1]
Proceeds from the sale of shares
Class A	34,565	157,981	362,136	18,899	172,066	37,079	76,353
Class I	407	184,367	173,045	935	183,227	422	108,791
Reinvestment of distributions
Class A	3,479	54,516	378,896	2,518	37,912	4,081	29,782
Class I	4	98,251	192,681	46	84,985	7	118,045
Cost of shares redeemed
Class A	(58,710)	(309,438)	(835,605)	(14,565)	(239,821)	(99,159)	(154,294)
Class I	(87)	(494,374)	(403,295)	(109)	(470,208)	(18)	(258,620)
Change in net assets from
share transactions	(20,342)	(308,697)	(132,142)	7,724	(231,839)	(57,588)	(79,943)
Change in net assets	(53,455)	(502,711)	(948,580)	(2,559)	(466,581)	(99,245)	(453,592)
Net assets beginning of year	232,902	2,896,105	5,467,509	47,469	2,650,353	312,289	2,316,748
Net assets end of year	$179,447	$2,393,394	$4,518,929	$44,910	$2,183,772	$213,044	$1,863,156

[1]Share transactions
Shares sold
Class A	1,468	8,975	23,159	1,790	11,276	2,956	5,497
Class I	19	10,492	11,219	85	11,611	34	7,691
Reinvestment of distributions
Class A	157	3,263	26,552	265	2,560	345	2,309
Class I	—	5,852	13,307	5	5,643	1	9,109
Shares redeemed
Class A	(2,493)	(17,736)	(53,183)	(1,350)	(15,815)	(7,736)	(11,039)
Class I	(4)	(27,912)	(25,775)	(11)	(29,718)	(2)	(18,238)
Change in shares
Class A	(868)	(5,498)	(3,472)	705	(1,979)	(4,435)	(3,233)
Class I	15	(11,568)	(1,249)	79	(12,464)	33	(1,438)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Scout Unconstrained Bond Fund	JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund	JNL/T. Rowe Price Value Fund	JNL/Vanguard Growth ETF Allocation Fund
Operations
Net investment income (loss)	$11,816	$25,531	$2,325	$(1,493)	$30,574	$77,723	$4,088
Net realized gain (loss)	(16,572)	871,435	2,583	567,085	(4,891)	350,566	432
Net change in unrealized appreciation
(depreciation)	1,045	(1,004,326)	(47,614)	(691,837)	(5,615)	(844,968)	(28,598)
Change in net assets from operations	(3,711)	(107,360)	(42,706)	(126,245)	20,068	(416,679)	(24,078)
Distributions to shareholders
From distributable earnings
Class A	(917)	(769,359)	—	(375,736)	(14,025)	(244,329)	—
Class I	(17,720)	(331,712)	—	(29,900)	(9,887)	(315,135)	—
Total distributions to shareholders	(18,637)	(1,101,071)	—	(405,636)	(23,912)	(559,464)	—
Share transactions[1]
Proceeds from the sale of shares
Class A	7,562	1,501,071	24,317	927,619	456,326	329,912	270,045
Class I	71,724	374,714	—	44,582	76,826	260,551	10,382
Proceeds in connection with acquisition
Class A	—	—	386,200	—	—	—	—
Class I	—	—	1	—	—	—	—
Reinvestment of distributions
Class A	917	769,359	—	375,736	14,025	244,329	—
Class I	17,720	331,712	—	29,900	9,887	315,135	—
Cost of shares redeemed
Class A	(13,327)	(1,325,317)	(83,054)	(996,022)	(360,238)	(478,067)	(48,463)
Class I	(431,961)	(767,034)	—	(51,333)	(42,993)	(692,431)	(695)
Change in net assets from
share transactions	(347,365)	884,505	327,464	330,482	153,833	(20,571)	231,269
Change in net assets	(369,713)	(323,926)	284,758	(201,399)	149,989	(996,714)	207,191
Net assets beginning of year	760,614	8,791,620	192,361	5,312,076	1,551,302	4,962,278	42,024
Net assets end of year	$390,901	$8,467,694	$477,119	$5,110,677	$1,701,291	$3,965,564	$249,215

[1]Share transactions
Shares sold
Class A	768	32,205	2,070	18,832	46,664	19,604	25,521
Class I	7,334	7,786	—	862	7,743	14,960	981
Shares issued in connection with acquisition
Class A	—	—	31,917	—	—	—	—
Reinvestment of distributions
Class A	96	19,497	—	8,363	1,444	16,827	—
Class I	1,881	8,130	—	634	1,009	20,733	—
Shares redeemed
Class A	(1,356)	(29,149)	(7,035)	(20,378)	(36,819)	(28,283)	(4,661)
Class I	(44,397)	(15,894)	—	(985)	(4,348)	(40,307)	(65)
Change in shares
Class A	(492)	22,553	26,952	6,817	11,289	8,148	20,860
Class I	(35,182)	22	—	511	4,404	(4,614)	916

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Vanguard Moderate ETF Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund	JNL/Westchester Capital Event Driven Fund	JNL/WMC Balanced Fund	JNL/WMC Government Money Market Fund	JNL/WMC Value Fund
Operations
Net investment income (loss)	$2,497	$3,647	$2,309	$159,513	$13,482	$27,787
Net realized gain (loss)	(170)	174	10,768	325,299	—	134,152
Net change in unrealized appreciation
(depreciation)	(8,699)	(18,932)	(705)	(748,797)	—	(303,746)
Change in net assets from operations	(6,372)	(15,111)	12,372	(263,985)	13,482	(141,807)
Distributions to shareholders
From distributable earnings
Class A	—	—	(695)	(446,388)	(13,375)	(114,740)
Class I	—	—	(12,657)	(883)	(118)	(93,348)
Total distributions to shareholders	—	—	(13,352)	(447,271)	(13,493)	(208,088)
Share transactions[1]
Proceeds from the sale of shares
Class A	153,620	214,983	28,400	1,226,453	1,657,597	107,777
Class I	7,215	9,586	36,826	18,979	35,398	123,994
Reinvestment of distributions
Class A	—	—	695	446,388	13,375	114,740
Class I	—	—	12,657	883	118	93,348
Cost of shares redeemed
Class A	(37,603)	(33,611)	(6,037)	(1,309,277)	(1,439,091)	(176,242)
Class I	(964)	(923)	(82,320)	(4,317)	(23,642)	(265,009)
Change in net assets from
share transactions	122,268	190,035	(9,779)	379,109	243,755	(1,392)
Change in net assets	115,896	174,924	(10,759)	(332,147)	243,744	(351,287)
Net assets beginning of year	33,254	49,288	247,233	7,754,771	1,197,043	1,591,935
Net assets end of year	$149,150	$224,212	$236,474	$7,422,624	$1,440,787	$1,240,648

[1]Share transactions
Shares sold
Class A	15,132	20,795	2,808	51,384	1,657,597	4,528
Class I	707	926	3,686	769	35,398	5,094
Reinvestment of distributions
Class A	—	—	71	19,839	13,375	5,766
Class I	—	—	1,302	38	118	4,558
Shares redeemed
Class A	(3,718)	(3,267)	(600)	(54,946)	(1,439,091)	(7,436)
Class I	(95)	(90)	(8,024)	(176)	(23,642)	(10,920)
Change in shares
Class A	11,414	17,528	2,279	16,277	231,881	2,858
Class I	612	836	(3,036)	631	11,874	(1,268)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2018

	JNL/Franklin Templeton Growth Allocation Fund(a)	JNL/RAFI Fundamental U.S. Small Cap Fund(b)(c)	JNL/ RAFI Multi-Factor U.S. Equity Fund(d)(e)
Operations
Net investment income (loss)	$33,082	$5,953	$77,333
Net realized gain (loss)	39,869	4,544	367,926
Net change in unrealized appreciation
(depreciation)	(197,420)	(138,486)	(754,926)
Change in net assets from operations	(123,749)	(127,989)	(309,667)
Distributions to shareholders
From distributable earnings
Class A	—	(106,823)	(71,380)
Class I	—	(257)	(6,292)
Total distributions to shareholders	—	(107,080)	(77,672)
Share transactions[1]
Proceeds from the sale of shares
Class A	103,345	155,653	157,391
Class I	1,840	1,238	27,582
Reinvestment of distributions
Class A	—	106,823	71,380
Class I	—	257	6,292
Cost of shares redeemed
Class A	(284,680)	(189,937)	(703,584)
Class I	(707)	(188)	(72,672)
Change in net assets from
share transactions	(180,202)	73,846	(513,611)
Change in net assets	(303,951)	(161,223)	(900,950)
Net assets beginning of year	1,480,299	581,528	3,821,886
Net assets end of year	$1,176,348	$420,305	$2,920,936

[1]Share transactions
Shares sold
Class A	7,463	17,877	10,134
Class I	131	151	1,733
Reinvestment of distributions
Class A	—	16,284	4,879
Class I	—	40	429
Shares redeemed
Class A	(20,499)	(22,441)	(44,979)
Class I	(50)	(24)	(4,551)
Change in shares
Class A	(13,036)	11,720	(29,966)
Class I	81	167	(2,389)

(a) Effective June 24, 2019, the name JNL/Franklin Templeton Founding Strategy Fund was changed to JNL/Franklin Templeton Growth Allocation Fund.

(b) Effective June 24, 2019, the name JNL/Mellon Capital S&P SMid 60 Fund was changed to JNL/RAFI Fundamental U.S. Small Cap Fund.

(c) JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P SMid 60 Fund, a separate series of JNL Variable Fund LLC.

(d) Effective June 24,2019, the name JNL/Mellon Capital 5 Fund was changed to JNL/RAFI Multi-Factor U.S. Equity Fund.

(e) JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)

JNL Multi-Manager Alternative Fund(g)
Class A
06/30/19		9.80	0.07	0.53	0.60	—	—	10.40	6.12	15,315	77		2.09	(h)	2.09	(h)	1.29
12/31/18		10.19	0.06	(0.45)	(0.39)	—	—	9.80	(3.83)	14,981	181		1.98	(h)	1.98	(h)	0.61
12/31/17		9.63	0.01	0.60	0.61	(0.05)	—	10.19	6.39	13,079	240	(i)	2.05	(h)(j)	2.21	(h)(j)	0.14
12/31/16		9.57	0.01	0.14	0.15	(0.03)	(0.06)	9.63	1.60	802,534	278		2.07	(h)	2.49	(h)	0.12
12/31/15	*	10.00	0.00	(0.43)	(0.43)	—	—	9.57	(4.30)	707,434	178		2.10	(h)	2.51	(h)	0.07

Class I
06/30/19		9.82	0.08	0.54	0.62	—	—	10.44	6.31	1,179,939	77		1.79	(h)	1.79	(h)	1.60
12/31/18		10.20	0.09	(0.45)	(0.36)	(0.02)	—	9.82	(3.55)	1,064,593	181		1.68	(h)	1.68	(h)	0.91
12/31/17	‡‡	10.09	0.02	0.09	0.11	—	—	10.20	1.09	1,026,572	240	(i)	1.64	(h)(j)	1.64	(h)(j)	0.59

JNL Multi-Manager International Small Cap Fund
Class A
06/30/19		8.08	0.12	1.38	1.50	—	—	9.58	18.56	1,794	38		1.21		1.21		2.57
12/31/18	*	10.00	0.02	(1.94)	(1.92)	—	—	8.08	(19.20)	462	24		1.22		1.22		0.64

Class I
06/30/19		8.09	0.11	1.40	1.51	—	—	9.60	18.67	273,109	38		0.91		0.91		2.36
12/31/18	*	10.00	0.03	(1.94)	(1.91)	—	—	8.09	(19.10)	251,462	24		0.92		0.92		0.97

JNL Multi-Manager Mid Cap Fund(g)
Class A
06/30/19		11.02	0.02	2.19	2.21	—	—	13.23	20.05	160,960	13		1.09		1.09		0.40
12/31/18		12.34	0.03	(0.69)	(0.66)	—	(0.66)	11.02	(5.70)	108,870	39		1.09		1.09		0.27
12/31/17		10.67	0.03	1.68	1.71	(0.01)	(0.03)	12.34	16.04	60,188	38		1.08		1.08		0.27
12/31/16	*	10.00	0.01	0.66	0.67	—	—	10.67	6.70	807,473	13		1.09		1.09		0.23

Class I
06/30/19		11.03	0.04	2.19	2.23	—	—	13.26	20.22	979,149	13		0.79		0.79		0.69
12/31/18		12.36	0.07	(0.70)	(0.63)	(0.04)	(0.66)	11.03	(5.45)	795,203	39		0.79		0.79		0.53
12/31/17	‡‡	11.62	0.02	0.72	0.74	—	—	12.36	6.37	905,025	38		0.82		0.82		0.47

JNL Multi-Manager Small Cap Growth Fund(g)
Class A
06/30/19		23.57	(0.05)	7.07	7.02	—	—	30.59	29.78	1,866,315	37		0.97		0.97		(0.36)
12/31/18		25.88	(0.10)	(0.26)	(0.36)	—	(1.95)	23.57	(2.05)	1,411,021	92		0.97		0.97		(0.37)
12/31/17		20.34	(0.09)	5.63	5.54	—	—	25.88	27.24	1,276,476	99		0.97		0.97		(0.38)
12/31/16		22.26	(0.04)	1.15	1.11	—	(3.03)	20.34	5.75	1,293,050	119		0.98		0.98		(0.18)
12/31/15		27.27	(0.13)	(1.06)	(1.19)	—	(3.82)	22.26	(4.68)	1,260,834	137		0.98		0.98		(0.49)
12/31/14		29.09	(0.08)	0.85	0.77	—	(2.59)	27.27	2.80	1,361,883	46		0.97		0.97		(0.27)

Class I
06/30/19		24.81	(0.01)	7.44	7.43	—	—	32.24	29.95	507,945	37		0.67		0.67		(0.06)
12/31/18		27.07	(0.02)	(0.29)	(0.31)	—	(1.95)	24.81	(1.77)	412,281	92		0.67		0.67		(0.07)
12/31/17	‡	21.23	(0.04)	5.88	5.84	—	—	27.07	27.51	430,734	99		0.70		0.70		(0.15)
12/31/16		23.06	0.00	1.20	1.20	—	(3.03)	21.23	5.95	867	119		0.78		0.78		0.02
12/31/15		28.05	(0.08)	(1.09)	(1.17)	—	(3.82)	23.06	(4.47)	894	137		0.78		0.78		(0.28)
12/31/14		29.78	(0.02)	0.88	0.86	—	(2.59)	28.05	3.04	1,188	46		0.77		0.77		(0.07)

JNL Multi-Manager Small Cap Value Fund(g)
Class A
06/30/19		11.36	0.05	1.69	1.74	—	—	13.10	15.32	667,147	45		1.08		1.08		0.84
12/31/18		15.33	0.07	(2.15)	(2.08)	(0.05)	(1.84)	11.36	(14.77)	585,098	74		1.07		1.07		0.46
12/31/17		14.56	0.06	1.50	1.56	(0.09)	(0.70)	15.33	11.06	695,070	79		1.07		1.07		0.38
12/31/16		12.86	0.09	2.80	2.89	(0.09)	(1.10)	14.56	23.78	1,231,425	84		1.08		1.08		0.65
12/31/15		15.19	0.09	(1.49)	(1.40)	(0.05)	(0.88)	12.86	(9.44)	1,020,575	138		1.08		1.08		0.61
12/31/14		16.61	0.06	(0.04)	0.02	(0.06)	(1.38)	15.19	0.15	1,147,989	20		1.08		1.08		0.34

Class I
06/30/19		11.37	0.07	1.70	1.77	—	—	13.14	15.57	556,506	45		0.78		0.78		1.14
12/31/18		15.35	0.12	(2.16)	(2.04)	(0.10)	(1.84)	11.37	(14.53)	495,228	74		0.77		0.77		0.78
12/31/17	‡	14.58	0.16	1.43	1.59	(0.12)	(0.70)	15.35	11.26	535,602	79		0.81		0.81		1.04
12/31/16		12.86	0.11	2.81	2.92	(0.10)	(1.10)	14.58	24.02	521	84		0.88		0.88		0.84
12/31/15		15.19	0.12	(1.49)	(1.37)	(0.08)	(0.88)	12.86	(9.26)	417	138		0.88		0.88		0.82
12/31/14		16.60	0.09	(0.03)	0.06	(0.09)	(1.38)	15.19	0.36	511	20		0.88		0.88		0.52

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL S&P 500 Index Fund

Class I
06/30/19		10.24	0.11	1.78	1.89	—	—	12.13	18.46	52,727	21	0.15		0.32		1.94
12/31/18		10.74	0.21	(0.71)	(0.50)	—	—	10.24	(4.66)	28,636	98	0.17		0.32		1.85
12/31/17	*	10.00	0.05	0.69	0.74	—	—	10.74	7.40	6,100	7	0.20		0.33		1.75

JNL/AQR Large Cap Defensive Style Fund
Class A
06/30/19	*	10.00	0.00	(0.09)	(0.09)	—	—	9.91	(0.90)	489	0	0.85		0.85		2.05

Class I
06/30/19	*	10.00	0.00	(0.09)	(0.09)	—	—	9.91	(0.90)	24,784	0	0.55		0.55		1.79

JNL/AQR Large Cap Relaxed Constraint Equity Fund(g)
Class A
06/30/19		10.68	0.03	1.40	1.43	—	—	12.11	13.39	319,773	42	1.68	(h)	1.68	(h)	0.60
12/31/18		12.75	0.07	(1.75)	(1.68)	(0.06)	(0.33)	10.68	(13.36)	303,958	74	1.68	(h)	1.68	(h)	0.54
12/31/17		10.43	0.07	2.32	2.39	(0.07)	—	12.75	22.98	411,617	137	1.84	(h)	1.84	(h)	0.60
12/31/16		10.85	0.05	0.74	0.79	(0.03)	(1.18)	10.43	7.83	348,005	119	2.26	(h)	2.26	(h)	0.47
12/31/15		12.05	0.04	(0.23)	(0.19)	—	(1.01)	10.85	(1.63)	393,174	78	2.06	(h)	2.06	(h)	0.36
12/31/14		11.48	(0.01)	1.62	1.61	(0.01)	(1.03)	12.05	13.93	347,215	108	2.20	(h)	2.20	(h)	(0.05)

Class I
06/30/19		10.84	0.05	1.42	1.47	—	—	12.31	13.56	1,032	42	1.31	(h)	1.31	(h)	0.79
12/31/18		12.93	0.10	(1.77)	(1.67)	(0.09)	(0.33)	10.84	(13.10)	99,148	74	1.37	(h)	1.37	(h)	0.80
12/31/17	‡	10.57	0.12	2.33	2.45	(0.09)	—	12.93	23.24	234,361	137	1.35	(h)	1.35	(h)	0.98
12/31/16		10.98	0.07	0.76	0.83	(0.06)	(1.18)	10.57	8.07	147	119	2.06	(h)	2.06	(h)	0.66
12/31/15		12.16	0.07	(0.24)	(0.17)	—	(1.01)	10.98	(1.45)	144	78	1.86	(h)	1.86	(h)	0.55
12/31/14		11.56	0.02	1.63	1.65	(0.02)	(1.03)	12.16	14.20	244	108	2.00	(h)	2.00	(h)	0.13

JNL/AQR Managed Futures Strategy Fund(g)
Class A
06/30/19		7.60	0.04	0.04	0.08	—	—	7.68	1.05	102,598	0	1.31		1.31		1.04
12/31/18		8.37	0.04	(0.81)	(0.77)	—	—	7.60	(9.20)	114,271	0	1.30		1.30		0.44
12/31/17		8.48	(0.05)	(0.06)	(0.11)	—	—	8.37	(1.30)	156,830	0	1.29		1.29		(0.59)
12/31/16		9.68	(0.09)	(0.72)	(0.81)	(0.39)	—	8.48	(8.56)	685,203	0	1.29		1.29		(0.98)
12/31/15		10.29	(0.14)	0.36	0.22	(0.83)	—	9.68	2.19	658,749	0	1.33		1.33		(1.28)
12/31/14		10.30	(0.13)	1.04	0.91	(0.26)	(0.66)	10.29	9.09	516,349	0	1.36		1.36		(1.33)

Class I
06/30/19		7.66	0.05	0.05	0.10	—	—	7.76	1.31	36,202	0	1.01		1.01		1.35
12/31/18		8.42	0.06	(0.82)	(0.76)	—	—	7.66	(9.03)	108,301	0	1.00		1.00		0.69
12/31/17	‡	8.51	0.01	(0.10)	(0.09)	—	—	8.42	(1.06)	257,585	0	1.02		1.02		0.06
12/31/16		9.71	(0.07)	(0.72)	(0.79)	(0.41)	—	8.51	(8.38)	156	0	1.09		1.09		(0.78)
12/31/15		10.32	(0.11)	0.34	0.23	(0.84)	—	9.71	2.32	142	0	1.13		1.13		(1.08)
12/31/14		10.32	(0.11)	1.05	0.94	(0.28)	(0.66)	10.32	9.40	118	0	1.16		1.16		(1.13)

JNL/BlackRock Advantage International Fund
Class A
06/30/19	*	10.00	0.01	0.00	0.01	—	—	10.01	0.10	1	0	1.10		1.10		3.71

Class I
06/30/19	*	10.00	0.01	0.00	0.01	—	—	10.01	0.10	25,019	0	0.80		0.80		3.97

JNL/BlackRock Global Allocation Fund(g)(k)
Class A
06/30/19		11.35	0.09	1.11	1.20	—	—	12.55	10.57	3,590,021	75	1.06	(h)	1.06	(h)	1.56
12/31/18		12.62	0.15	(1.10)	(0.95)	(0.09)	(0.23)	11.35	(7.62)	3,460,330	144	1.07	(h)	1.07	(h)	1.22
12/31/17		11.26	0.12	1.43	1.55	(0.19)	—	12.62	13.83	4,035,435	119	1.09	(h)	1.09	(h)	1.00
12/31/16		11.17	0.12	0.32	0.44	(0.04)	(0.31)	11.26	3.97	3,710,790	133	1.07	(h)	1.07	(h)	1.05
12/31/15		12.23	0.10	(0.26)	(0.16)	(0.25)	(0.65)	11.17	(1.34)	3,688,441	90	1.07	(h)	1.07	(h)	0.84
12/31/14		12.35	0.14	0.10	0.24	(0.09)	(0.27)	12.23	1.85	3,425,119	75	1.07	(h)	1.07	(h)	1.12

Class I
06/30/19		11.45	0.11	1.12	1.23	—	—	12.68	10.74	13,052	75	0.76	(h)	0.76	(h)	1.88
12/31/18		12.72	0.20	(1.12)	(0.92)	(0.12)	(0.23)	11.45	(7.33)	9,970	144	0.77	(h)	0.77	(h)	1.59
12/31/17	‡	11.34	0.15	1.45	1.60	(0.22)	—	12.72	14.13	557	119	0.86	(h)	0.86	(h)	1.23
12/31/16		11.25	0.14	0.32	0.46	(0.07)	(0.31)	11.34	4.14	310	133	0.87	(h)	0.87	(h)	1.25
12/31/15		12.31	0.13	(0.27)	(0.14)	(0.27)	(0.65)	11.25	(1.16)	306	90	0.87	(h)	0.87	(h)	1.03
12/31/14		12.41	0.17	0.10	0.27	(0.10)	(0.27)	12.31	2.13	227	75	0.87	(h)	0.87	(h)	1.33

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)		Total return(%)(d)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/BlackRock Global Natural Resources Fund(g)
Class A
06/30/19		7.10		0.11		0.91		1.02		—		—	8.12		14.37		679,078	38	1.00		1.00		2.95
12/31/18		8.77		0.19		(1.69)		(1.50)		(0.17)		—	7.10		(17.27)		628,346	64	0.99		0.99		2.30
12/31/17		9.12		0.09		(0.36)		(0.27)		(0.08)		—	8.77		(2.90)		864,694	104	0.99		0.99		1.04
12/31/16		7.26		0.07		1.85		1.92		(0.06)		—	9.12		26.52	(l)	1,006,258	4	0.99		0.99		0.83
12/31/15	(k)	9.57		0.06		(2.33)		(2.27)		(0.04)		—	7.26		(23.75)		702,991	40	0.99		0.99		0.66
12/31/14	(k)	11.16		0.03		(1.62)		(1.59)		—		—	9.57		(14.25)		1,118,643	22	0.97		0.97		0.22

Class I
06/30/19		7.16		0.13		0.90		1.03		—		—	8.19		14.39		2,352	38	0.70		0.70		3.20
12/31/18		8.85		0.23		(1.73)		(1.50)		(0.19)		—	7.16		(17.11)		1,185	64	0.69		0.69		2.69
12/31/17	‡	9.20		0.11		(0.37)		(0.26)		(0.09)		—	8.85		(2.67)		2,041	104	0.74		0.74		1.34
12/31/16		7.32		0.08		1.88		1.96		(0.08)		—	9.20		26.82	(l)	813	4	0.79		0.79		1.04
12/31/15	(k)	9.66		0.08		(2.35)		(2.27)		(0.07)		—	7.32		(23.55)		561	40	0.79		0.79		0.88
12/31/14	(k)	11.25		0.05		(1.64)		(1.59)		—		—	9.66		(14.13)		757	22	0.77		0.77		0.43

JNL/BlackRock Large Cap Select Growth Fund(g)
Class A
06/30/19		33.99		(0.04)		8.14		8.10		—		—	42.09		23.83		2,883,543	23	0.87		0.87		(0.22)
12/31/18		36.45		(0.02)		0.83		0.81		—		(3.27)	33.99		1.91		2,337,258	50	0.87		0.87		(0.05)
12/31/17		27.73		(0.02)		9.29		9.27		—		(0.55)	36.45		33.58		2,036,161	49	0.87		0.87		(0.05)
12/31/16		28.21		(0.02)		0.16		0.14		—		(0.62)	27.73		0.45		2,507,803	92	0.89		0.89		(0.06)
12/31/15		28.12		(0.08)		1.84		1.76		—		(1.67)	28.21		6.23		1,710,057	70	0.90		0.90		(0.26)
12/31/14		27.72		(0.05)		2.51		2.46		—		(2.06)	28.12		8.89		1,242,278	101	0.92		0.92		(0.19)

Class I
06/30/19		35.47		0.02		8.51		8.53		—		—	44.00		24.05		849,575	23	0.57		0.57		0.08
12/31/18		37.80		0.11		0.83		0.94		—		(3.27)	35.47		2.19		784,611	50	0.57		0.57		0.25
12/31/17	‡	28.67		0.02		9.66		9.68		—		(0.55)	37.80		33.91		1,044,014	49	0.59		0.59		0.05
12/31/16		29.09		0.05		0.15		0.20		—		(0.62)	28.67		0.64		1,345	92	0.69		0.69		0.17
12/31/15		28.89		(0.02)		1.89		1.87		—		(1.67)	29.09		6.45		498	70	0.70		0.70		(0.06)
12/31/14		28.37		0.00		2.58		2.58		—		(2.06)	28.89		9.11		421	101	0.72		0.72		0.01

JNL/Boston Partners Global Long Short Equity Fund(g)
Class A
06/30/19		9.71		0.06		0.20		0.26		—		—	9.97		2.68		40,015	58	2.46	(h)	2.46	(h)	1.26
12/31/18		11.07		0.06		(1.10)		(1.04)		—		(0.32)	9.71		(9.51)		36,208	131	2.15	(h)	2.15	(h)	0.54
12/31/17		10.28		(0.03)		0.82		0.79		—		—	11.07		7.68		38,518	106	2.20	(h)	2.20	(h)	(0.31)
12/31/16		10.45		0.08		0.12		0.20		—		(0.37)	10.28		1.96		710,297	157	2.34	(h)	2.34	(h)	0.79
12/31/15		9.86		(0.03)		0.62		0.59		—		—	10.45		5.98		580,065	177	2.25	(h)	2.25	(h)	(0.34)
12/31/14	*	10.00		(0.02)		(0.12)		(0.14)		—		—	9.86		(1.40)		383,174	80	2.26	(h)	2.26	(h)	(0.65)

Class I
06/30/19		9.76		0.08		0.19		0.27		—		—	10.03		2.77		376,084	58	2.14	(h)	2.14	(h)	1.53
12/31/18		11.09		0.09		(1.10)		(1.01)		—		(0.32)	9.76		(9.22)		406,630	131	1.85	(h)	1.85	(h)	0.82
12/31/17	‡‡	10.70		0.00		0.39		0.39		—		—	11.09		3.64		583,585	106	1.97	(h)	1.97	(h)	(0.16)

JNL/Causeway International Value Select Fund(g)
Class A
06/30/19		13.92		0.31		1.05		1.36		—		—	15.28		9.77		485,890	15	0.97		0.97		4.11
12/31/18		17.17		0.38		(3.37)		(2.99)		(0.26)		—	13.92		(17.51)		456,772	33	0.97		0.97		2.32
12/31/17		13.50		0.37		3.46		3.83		(0.16)		—	17.17		28.47		544,261	35	0.97		0.97		2.38
12/31/16		13.66	(m)	0.30	(m)	(0.30)	(m)	0.00	(m)	(0.16)		—	13.50		0.01		785,113	33	1.00		1.00		2.26
12/31/15		14.67	(m)	0.24	(m)	(0.76)	(m)	(0.52)	(m)	(0.49)	(m)	—	13.66	(m)	(3.55)		811,493	128	1.00		1.00		1.59
12/31/14		16.71	(m)	0.60	(m)	(2.33)	(m)	(1.73)	(m)	(0.31)	(m)	—	14.67	(m)	(10.54)		646,006	69	1.00		1.00		3.73

Class I
06/30/19		14.28		0.33		1.09		1.42		—		—	15.70		9.94		997,971	15	0.67		0.67		4.33
12/31/18		17.63		0.44		(3.46)		(3.02)		(0.33)		—	14.28		(17.26)		1,016,182	33	0.67		0.67		2.65
12/31/17	‡	13.83		0.23		3.75		3.98		(0.18)		—	17.63		28.84		1,312,240	35	0.69		0.69		1.37
12/31/16		13.99	(m)	0.33	(m)	(0.31)	(m)	0.02	(m)	(0.18)		—	13.83		0.12		726	33	0.80		0.80		2.45
12/31/15		15.01	(m)	0.28	(m)	(0.79)	(m)	(0.51)	(m)	(0.51)	(m)	—	13.99	(m)	(3.31)		739	128	0.80		0.80		1.82
12/31/14		17.09	(m)	0.65	(m)	(2.39)	(m)	(1.74)	(m)	(0.34)	(m)	—	15.01	(m)	(10.28)		781	69	0.80		0.80		3.95

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/ClearBridge Large Cap Growth Fund
Class A
06/30/19		10.83	0.01	2.35	2.36	—		—	13.19	21.79	264,197	13	0.95		0.95		0.14
12/31/18		10.84	0.02	(0.03)	(0.01)	—		—	10.83	(0.09)	118,866	15	0.95		0.95		0.20
12/31/17	*	10.00	0.00	0.84	0.84	—		—	10.84	8.40	22,625	6	0.96		0.96		0.12

Class I
06/30/19		10.87	0.03	2.35	2.38	—		—	13.25	21.90	540,176	13	0.65		0.65		0.42
12/31/18		10.85	0.05	(0.03)	0.02	—		—	10.87	0.18	450,974	15	0.65		0.65		0.45
12/31/17	*	10.00	0.01	0.84	0.85	—		—	10.85	8.50	437,763	6	0.66		0.66		0.44

JNL/Crescent High Income Fund(g)
Class A
06/30/19		10.00	0.25	0.43	0.68	—		—	10.68	6.80	139,992	55	1.00		1.00		4.85
12/31/18		10.79	0.54	(0.75)	(0.21)	(0.50)		(0.08)	10.00	(2.09)	86,713	69	1.00		1.00		5.04
12/31/17		10.55	0.53	(0.03)	0.50	(0.21)		(0.05)	10.79	4.73	65,795	86	1.00		1.00		4.91
12/31/16	*	10.00	0.28	0.27	0.55	—		—	10.55	5.50	624,884	82	1.00		1.00		4.04

Class I
06/30/19		9.91	0.27	0.41	0.68	—		—	10.59	6.86	562,085	55	0.70		0.70		5.16
12/31/18		10.81	0.57	(0.75)	(0.18)	(0.64)		(0.08)	9.91	(1.84)	522,198	69	0.70		0.70		5.32
12/31/17	‡‡	10.76	0.14	(0.09)	0.05	—		—	10.81	0.46	627,214	86	0.71		0.71		4.97

JNL/DFA International Core Equity Fund
Class A
06/30/19	*	10.00	(0.00)	0.05	0.05	—	(n)	—	10.05	0.50	93	0	0.98		0.98		(0.48)

Class I
06/30/19	*	10.00	0.00	0.05	0.05	—		—	10.05	0.50	60,726	0	0.68		0.68		0.41

JNL/DFA U.S. Core Equity Fund(g)
Class A
06/30/19		12.32	0.07	2.14	2.21	—		—	14.53	17.94	1,164,447	3	0.80		0.80		1.06
12/31/18		13.72	0.15	(1.19)	(1.04)	(0.13)		(0.23)	12.32	(7.75)	968,172	6	0.80		0.80		1.07
12/31/17		11.73	0.12	2.22	2.34	(0.11)		(0.24)	13.72	20.23	1,122,274	7	0.80	(j)	0.85	(j)	0.98
12/31/16		10.66	0.14	1.33	1.47	(0.11)		(0.29)	11.73	14.02	947,909	16	0.80		0.88		1.24
12/31/15		11.39	0.13	(0.36)	(0.23)	(0.10)		(0.40)	10.66	(2.10)	721,244	11	0.80		0.88		1.10
12/31/14		10.54	0.11	0.93	1.04	(0.06)		(0.13)	11.39	9.82	693,371	15	0.80		0.89		1.03

Class I
06/30/19		13.07	0.10	2.28	2.38	—		—	15.45	18.21	64,566	3	0.45		0.50		1.41
12/31/18		14.52	0.21	(1.26)	(1.05)	(0.17)		(0.23)	13.07	(7.46)	56,150	6	0.45		0.50		1.42
12/31/17	‡	12.38	0.18	2.33	2.51	(0.13)		(0.24)	14.52	20.54	68,462	7	0.47	(j)	0.52	(j)	1.26
12/31/16		11.22	0.17	1.41	1.58	(0.13)		(0.29)	12.38	14.31	330	16	0.60		0.68		1.45
12/31/15		11.96	0.16	(0.38)	(0.22)	(0.12)		(0.40)	11.22	(1.92)	276	11	0.60		0.68		1.30
12/31/14		11.05	0.14	0.97	1.11	(0.07)		(0.13)	11.96	10.02	350	15	0.60		0.69		1.22

JNL/DoubleLine Core Fixed Income Fund(g)
Class A
06/30/19		12.55	0.21	0.53	0.74	—		—	13.29	5.90	2,861,866	25	0.77		0.77		3.31
12/31/18		12.93	0.38	(0.44)	(0.06)	(0.13)		(0.19)	12.55	(0.45)	2,790,974	76	0.77		0.77		3.01
12/31/17		12.31	0.31	0.35	0.66	(0.04)		—	12.93	5.39	3,195,393	550	0.79	(h)(j)	0.81	(h)(j)	2.44
12/31/16		12.04	0.33	0.00	0.33	(0.05)		(0.01)	12.31	2.72	3,733,713	475	0.82	(h)	0.84	(h)	2.63
12/31/15		12.61	0.30	(0.25)	0.05	(0.38)		(0.24)	12.04	0.41	4,316,143	439	0.79	(h)	0.80	(h)	2.35
12/31/14		12.61	0.16	0.34	0.50	(0.45)		(0.05)	12.61	3.98	4,541,679	265	0.80	(h)	0.80	(h)	1.27

Class I
06/30/19		13.53	0.25	0.58	0.83	—		—	14.36	6.13	663,018	25	0.47		0.47		3.60
12/31/18		13.91	0.46	(0.48)	(0.02)	(0.17)		(0.19)	13.53	(0.17)	630,621	76	0.47		0.47		3.36
12/31/17	‡	13.25	0.34	0.39	0.73	(0.07)		—	13.91	5.54	249,704	550	0.54	(h)(j)	0.54	(h)(j)	2.45
12/31/16		12.93	0.38	0.00	0.38	(0.05)		(0.01)	13.25	2.96	17,283	475	0.62	(h)	0.64	(h)	2.86
12/31/15		13.50	0.35	(0.27)	0.08	(0.41)		(0.24)	12.93	0.56	17,787	439	0.59	(h)	0.60	(h)	2.55
12/31/14		13.46	0.20	0.37	0.57	(0.48)		(0.05)	13.50	4.27	18,000	265	0.60	(h)	0.60	(h)	1.47

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/DoubleLine Emerging Markets Fixed Income Fund(g)
Class A
06/30/19		10.63	0.27	0.76	1.03	—	—	11.66	9.69	33,728	25		1.10		1.10		4.86
12/31/18		11.11	0.33	(0.64)	(0.31)	—	(0.17)	10.63	(2.81)	13,801	54		1.10		1.10		3.04
12/31/17		10.49	0.34	0.42	0.76	(0.07)	(0.07)	11.11	7.30	11,771	103		1.09		1.09		3.10
12/31/16	*	10.00	0.26	0.23	0.49	—	—	10.49	4.90	136,446	68		1.10		1.10		3.59

Class I
06/30/19		10.45	0.28	0.74	1.02	—	—	11.47	9.76	511,627	25		0.80		0.80		5.11
12/31/18		11.13	0.36	(0.64)	(0.28)	(0.23)	(0.17)	10.45	(2.51)	487,466	54		0.80		0.80		3.34
12/31/17	‡‡	11.13	0.08	(0.08)	0.00	—	—	11.13	0.00	531,827	103		0.82		0.82		2.64

JNL/DoubleLine Shiller Enhanced CAPE Fund(g)
Class A
06/30/19		12.42	0.20	2.53	2.73	—	—	15.15	21.98	1,199,427	28		1.03		1.04		2.76
12/31/18		14.96	0.36	(0.91)	(0.55)	(0.12)	(1.87)	12.42	(4.51)	848,145	56		1.04		1.04		2.39
12/31/17		12.86	0.23	2.50	2.73	—	(0.63)	14.96	21.51	673,994	88		1.07		1.07		1.63
12/31/16		10.99	0.19	1.88	2.07	(0.10)	(0.10)	12.86	18.90	810,413	106		1.09		1.09		1.54
12/31/15	*	10.00	0.03	0.96	0.99	—	—	10.99	9.90	165,333	7		1.10		1.10		1.15

Class I
06/30/19		12.44	0.22	2.54	2.76	—	—	15.20	22.19	571,407	28		0.73		0.74		3.07
12/31/18		14.97	0.40	(0.90)	(0.50)	(0.16)	(1.87)	12.44	(4.23)	529,353	56		0.74		0.74		2.64
12/31/17	‡‡	14.09	0.09	0.79	0.88	—	—	14.97	6.25	730,742	88		0.79		0.79		2.33

JNL/Fidelity Institutional Asset Management Total Bond Fund(g)
Class A
06/30/19		11.19	0.15	0.60	0.75	—	—	11.94	6.70	908,245	176	(i)	0.83		0.83		2.67
12/31/18		11.68	0.27	(0.46)	(0.19)	(0.30)	—	11.19	(1.59)	859,612	318	(i)	0.84		0.84		2.40
12/31/17		11.57	0.26	0.09	0.35	(0.24)	—	11.68	3.02	959,472	226	(i)	0.86	(j)	0.87	(j)	2.19
12/31/16		11.61	0.22	0.03	0.25	(0.29)	—	11.57	2.10	1,145,530	443	(i)	0.86		0.87		1.81
12/31/15		11.81	0.23	(0.18)	0.05	(0.25)	—	11.61	0.39	1,116,546	370	(i)	0.87		0.87		1.94
12/31/14		11.44	0.21	0.41	0.62	(0.25)	—	11.81	5.40	973,327	283	(i)	0.88		0.88		1.74

Class I
06/30/19		11.40	0.17	0.61	0.78	—	—	12.18	6.84	98,210	176	(i)	0.53		0.53		2.97
12/31/18		11.89	0.31	(0.47)	(0.16)	(0.33)	—	11.40	(1.29)	91,757	318	(i)	0.54		0.54		2.67
12/31/17	‡	11.77	0.30	0.09	0.39	(0.27)	—	11.89	3.27	155,230	226	(i)	0.58	(j)	0.58	(j)	2.50
12/31/16		11.80	0.24	0.04	0.28	(0.31)	—	11.77	2.33	480	443	(i)	0.66		0.67		2.01
12/31/15		11.99	0.26	(0.19)	0.07	(0.26)	—	11.80	0.62	430	370	(i)	0.67		0.67		2.14
12/31/14		11.61	0.23	0.42	0.65	(0.27)	—	11.99	5.59	426	283	(i)	0.68		0.68		1.93

JNL/First State Global Infrastructure Fund(g)
Class A
06/30/19		12.63	0.19	2.23	2.42	—	—	15.05	19.16	792,419	26		1.15		1.15		2.71
12/31/18		13.95	0.37	(1.25)	(0.88)	(0.44)	—	12.63	(6.40)	727,790	155		1.15		1.15		2.71
12/31/17		12.92	0.29	0.99	1.28	(0.25)	—	13.95	9.90	957,356	97		1.15		1.15		2.06
12/31/16		11.76	0.24	1.25	1.49	(0.33)	—	12.92	12.58	900,328	100		1.15		1.15		1.90
12/31/15		15.35	0.20	(3.04)	(2.84)	(0.25)	(0.50)	11.76	(18.55)	847,849	74		1.15		1.15		1.43
12/31/14		14.79	0.21	0.89	1.10	(0.09)	(0.45)	15.35	7.35	1,309,204	64		1.15		1.15		1.33

Class I
06/30/19		12.70	0.23	2.22	2.45	—	—	15.15	19.29	234,656	26		0.85		0.85		3.21
12/31/18		14.02	0.41	(1.25)	(0.84)	(0.48)	—	12.70	(6.10)	137,753	155		0.85		0.85		3.04
12/31/17	‡	12.97	0.32	1.01	1.33	(0.28)	—	14.02	10.19	60,889	97		0.86		0.86		2.31
12/31/16		11.82	0.28	1.23	1.51	(0.36)	—	12.97	12.72	247	100		0.95		0.95		2.15
12/31/15		15.42	0.24	(3.06)	(2.82)	(0.28)	(0.50)	11.82	(18.34)	172	74		0.95		0.95		1.65
12/31/14		14.84	0.24	0.89	1.13	(0.10)	(0.45)	15.42	7.53	243	64		0.95		0.95		1.52

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/FPA + DoubleLine Flexible Allocation Fund(g)
Class A
06/30/19		11.01	0.09	1.52	1.61	—		—	12.62	14.62	1,580,897	11		1.35	(h)	1.35	(h)	1.56
12/31/18		12.71	0.12	(1.22)	(1.10)	(0.19)		(0.41)	11.01	(8.81)	1,497,869	55		1.34	(h)	1.34	(h)	0.92
12/31/17		11.66	0.11	1.17	1.28	(0.12)		(0.11)	12.71	11.06	1,943,204	50		1.25	(h)(j)	1.27	(h)(j)	0.88
12/31/16		11.59	0.10	0.31	0.41	(0.13)		(0.21)	11.66	3.67	2,008,235	230		1.22	(h)	1.23	(h)	0.87
12/31/15	(k)	13.64	0.08	(1.32)	(1.24)	(0.10)		(0.71)	11.59	(9.15)	2,358,531	74		1.19		1.19		0.59
12/31/14	(k)	15.11	0.11	(0.70)	(0.59)	(0.16)		(0.72)	13.64	(4.04)	3,054,663	79		1.20		1.20		0.77

Class I
06/30/19		11.06	0.11	1.53	1.64	—		—	12.70	14.83	112,409	11		1.05	(h)	1.05	(h)	1.84
12/31/18		12.77	0.15	(1.22)	(1.07)	(0.23)		(0.41)	11.06	(8.58)	111,661	55		1.04	(h)	1.04	(h)	1.22
12/31/17	‡	11.70	0.13	1.19	1.32	(0.14)		(0.11)	12.77	11.40	248,232	50		1.04	(h)(j)	1.04	(h)(j)	1.06
12/31/16		11.64	0.12	0.31	0.43	(0.16)		(0.21)	11.70	3.86	657	230		1.02	(h)	1.03	(h)	1.08
12/31/15	(k)	13.70	0.11	(1.33)	(1.22)	(0.13)		(0.71)	11.64	(8.95)	657	74		0.99		0.99		0.80
12/31/14	(k)	15.16	0.15	(0.71)	(0.56)	(0.18)		(0.72)	13.70	(3.80)	717	79		1.00		1.00		1.01

JNL/Franklin Templeton Global Fund(g)
Class A
06/30/19		9.30	0.16	0.52	0.68	—		—	9.98	7.31	438,680	13		1.02		1.02		3.15
12/31/18		11.74	0.20	(1.88)	(1.68)	(0.22)		(0.54)	9.30	(14.81)	430,487	31		1.01		1.01		1.79
12/31/17		10.15	0.19	1.59	1.78	(0.19)		—	11.74	17.56	552,505	28		1.00		1.00		1.68
12/31/16		9.98	0.18	0.84	1.02	(0.21)		(0.63)	10.15	10.58	953,110	23		1.01		1.01		1.79
12/31/15		11.23	0.19	(0.90)	(0.71)	(0.26)		(0.28)	9.98	(6.43)	1,046,543	21		1.00		1.00		1.66
12/31/14		11.67	0.26	(0.53)	(0.27)	(0.09)		(0.08)	11.23	(2.36)	1,225,062	18		1.00		1.00		2.21

Class I
06/30/19		9.33	0.18	0.52	0.70	—		—	10.03	7.50	1,321	13		0.72		0.72		3.64
12/31/18		11.79	0.24	(1.90)	(1.66)	(0.26)		(0.54)	9.33	(14.57)	389,463	31		0.71		0.71		2.08
12/31/17	‡	10.18	0.14	1.68	1.82	(0.21)		—	11.79	17.92	495,254	28		0.73		0.73		1.23
12/31/16		10.02	0.20	0.83	1.03	(0.24)		(0.63)	10.18	10.72	471	23		0.81		0.81		1.99
12/31/15		11.27	0.21	(0.90)	(0.69)	(0.28)		(0.28)	10.02	(6.20)	443	21		0.80		0.80		1.84
12/31/14		11.71	0.30	(0.55)	(0.25)	(0.11)		(0.08)	11.27	(2.23)	550	18		0.80		0.80		2.50

JNL/Franklin Templeton Global Multisector Bond Fund(g)
Class A
06/30/19		10.80	0.34	0.01	0.35	—		—	11.15	3.24	676,860	9		1.02		1.02		6.25
12/31/18		10.73	0.57	(0.50)	0.07	—		—	10.80	0.65	663,191	22		1.01		1.01		5.26
12/31/17		10.36	0.55	(0.18)	0.37	—		—	10.73	3.57	725,646	46		1.03		1.03		5.16
12/31/16		10.04	0.45	(0.07)	0.38	(0.00)	(n)	(0.06)	10.36	3.82	1,724,715	65		1.05		1.07		4.62
12/31/15		11.51	0.43	(0.91)	(0.48)	(0.96)		(0.03)	10.04	(4.15)	1,840,377	37		1.05		1.08		3.77
12/31/14		11.99	0.45	(0.49)	(0.04)	(0.43)		(0.01)	11.51	(0.45)	2,064,144	28		1.07		1.08		3.73

Class I
06/30/19		10.90	0.37	0.00	0.37	—		—	11.27	3.39	880,587	9		0.72		0.72		6.55
12/31/18		10.80	0.60	(0.50)	0.10	—		—	10.90	0.93	874,768	22		0.71		0.71		5.56
12/31/17	‡	10.40	0.75	(0.35)	0.40	—		—	10.80	3.85	988,263	46		0.75		0.75		6.88
12/31/16		10.08	0.47	(0.06)	0.41	(0.03)		(0.06)	10.40	4.05	212	65		0.85		0.87		4.81
12/31/15		11.56	0.45	(0.92)	(0.47)	(0.98)		(0.03)	10.08	(4.02)	247	37		0.85		0.88		3.97
12/31/14		12.03	0.47	(0.49)	(0.02)	(0.44)		(0.01)	11.56	(0.24)	312	28		0.87		0.88		3.93

JNL/Franklin Templeton Growth Allocation Fund(o)
Class A
06/30/19		12.65	(0.02)	1.31	1.29	—		—	13.94	10.20	1,210,543	85		0.38		0.38		(0.29)
12/31/18		13.97	0.34	(1.66)	(1.32)	—		—	12.65	(9.45)	1,175,318	5		0.35		0.35		2.45
12/31/17		12.50	0.35	1.12	1.47	—		—	13.97	11.76	1,480,293	104	(p)	0.14		0.14		2.65
12/31/16		11.02	0.34	1.14	1.48	—		—	12.50	13.43	1,454,361	8		0.05		0.05		2.99
12/31/15		11.97	0.37	(1.11)	(0.74)	(0.19)		(0.02)	11.02	(6.19)	1,426,476	6		0.05		0.05		3.12
12/31/14		11.85	0.18	0.14	0.32	(0.20)		—	11.97	2.67	1,655,658	4		0.05		0.05		1.49

Class I
06/30/19		12.70	0.00	1.31	1.31	—		—	14.01	10.32	1,285	85		0.08		0.08		0.02
12/31/18		13.98	0.82	(2.10)	(1.28)	—		—	12.70	(9.16)	1,030	5		0.05		0.05		5.95
12/31/17	‡‡	13.62	0.00	0.36	0.36	—		—	13.98	2.64	6	104	(p)	0.04		0.04		(0.04)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Franklin Templeton Income Fund(g)
Class A
06/30/19		10.95	0.27	0.92	1.19	—	—	12.14	10.87	1,866,219	13	0.93		0.93		4.69
12/31/18		11.98	0.50	(0.99)	(0.49)	(0.54)	—	10.95	(4.22)	1,753,784	50	0.92		0.92		4.20
12/31/17		11.32	0.47	0.65	1.12	(0.46)	—	11.98	9.93	2,054,043	24	0.92		0.92		4.01
12/31/16		10.39	0.45	1.00	1.45	(0.52)	—	11.32	14.12	2,469,017	43	0.93		0.93		4.15
12/31/15		11.73	0.50	(1.36)	(0.86)	(0.48)	—	10.39	(7.36)	2,293,763	29	0.92		0.92		4.35
12/31/14		11.73	0.50	(0.12)	0.38	(0.38)	—	11.73	3.19	2,704,647	24	0.92		0.92		4.07

Class I
06/30/19		10.46	0.28	0.88	1.16	—	—	11.62	11.09	3,043	13	0.63		0.63		5.08
12/31/18		11.47	0.51	(0.94)	(0.43)	(0.58)	—	10.46	(3.95)	398,824	50	0.62		0.62		4.50
12/31/17	‡	10.85	0.46	0.64	1.10	(0.48)	—	11.47	10.20	492,685	24	0.64		0.64		4.07
12/31/16		9.99	0.45	0.95	1.40	(0.54)	—	10.85	14.23	579	43	0.73		0.73		4.36
12/31/15		11.29	0.50	(1.29)	(0.79)	(0.51)	—	9.99	(7.08)	528	29	0.72		0.72		4.54
12/31/14		11.30	0.51	(0.12)	0.39	(0.40)	—	11.29	3.37	746	24	0.72		0.72		4.28

JNL/Franklin Templeton International Small Cap Fund(g)
Class A
06/30/19		8.55	0.11	0.99	1.10	—	—	9.65	12.87	597,682	9	1.25		1.25		2.30
12/31/18		11.51	0.14	(2.38)	(2.24)	(0.26)	(0.46)	8.55	(19.78)	553,186	26	1.24		1.24		1.29
12/31/17		8.81	0.10	2.74	2.84	(0.11)	(0.03)	11.51	32.29	746,026	26	1.27		1.27		0.92
12/31/16		9.25	0.11	(0.22)	(0.11)	(0.14)	(0.19)	8.81	(1.17)	498,894	18	1.30		1.30		1.26
12/31/15		9.55	0.11	0.27	0.38	(0.09)	(0.59)	9.25	3.81	573,414	22	1.30		1.30		1.07
12/31/14		11.18	0.12	(1.17)	(1.05)	(0.09)	(0.49)	9.55	(9.42)	449,495	29	1.31		1.31		1.07

Class I
06/30/19		8.65	0.13	1.00	1.13	—	—	9.78	13.06	2,261	9	0.95		0.95		2.72
12/31/18		11.63	0.16	(2.39)	(2.23)	(0.29)	(0.46)	8.65	(19.55)	1,445	26	0.94		0.94		1.47
12/31/17	‡	8.90	0.12	2.77	2.89	(0.13)	(0.03)	11.63	32.49	637	26	1.03		1.03		1.13
12/31/16		9.34	0.13	(0.22)	(0.09)	(0.16)	(0.19)	8.90	(0.96)	287	18	1.10		1.10		1.43
12/31/15		9.63	0.14	0.26	0.40	(0.10)	(0.59)	9.34	4.05	241	22	1.10		1.10		1.33
12/31/14		11.26	0.14	(1.18)	(1.04)	(0.10)	(0.49)	9.63	(9.22)	273	29	1.11		1.11		1.26

JNL/Franklin Templeton Mutual Shares Fund(g)
Class A
06/30/19		10.10	0.11	1.24	1.35	—	—	11.45	13.37	613,930	11	1.00		1.00		1.94
12/31/18		11.66	0.19	(1.21)	(1.02)	(0.14)	(0.40)	10.10	(9.03)	572,358	21	0.99		0.99		1.66
12/31/17		11.31	0.17	0.73	0.90	(0.35)	(0.20)	11.66	8.11	703,977	18	0.99	(j)	1.02	(j)	1.45
12/31/16		10.73	0.19	1.42	1.61	(0.28)	(0.75)	11.31	15.68	1,190,462	20	1.02		1.03		1.69
12/31/15		12.24	0.20	(0.76)	(0.56)	(0.41)	(0.54)	10.73	(4.67)	1,126,952	25	1.02		1.02		1.64
12/31/14		11.72	0.30	0.55	0.85	(0.09)	(0.24)	12.24	7.30	1,228,576	26	1.03		1.03		2.47

Class I
06/30/19		10.20	0.13	1.26	1.39	—	—	11.59	13.63	1,805	11	0.70		0.70		2.25
12/31/18		11.78	0.23	(1.23)	(1.00)	(0.18)	(0.40)	10.20	(8.76)	391,915	21	0.69		0.69		1.96
12/31/17	‡	11.41	0.21	0.74	0.95	(0.38)	(0.20)	11.78	8.41	516,750	18	0.71	(j)	0.71	(j)	1.81
12/31/16		10.83	0.21	1.43	1.64	(0.31)	(0.75)	11.41	15.78	597	20	0.82		0.83		1.87
12/31/15		12.34	0.23	(0.76)	(0.53)	(0.44)	(0.54)	10.83	(4.43)	503	25	0.82		0.82		1.83
12/31/14		11.81	0.33	0.55	0.88	(0.11)	(0.24)	12.34	7.49	529	26	0.83		0.83		2.70

JNL/Goldman Sachs Emerging Markets Debt Fund(g)
Class A
06/30/19		10.51	0.27	0.73	1.00	—	—	11.51	9.51	129,209	48	1.07		1.07		4.97
12/31/18		11.51	0.57	(1.54)	(0.97)	(0.03)	—	10.51	(8.46)	125,911	85	1.07		1.07		5.14
12/31/17		10.00	0.57	0.94	1.51	—	—	11.51	15.10	158,098	97	1.07	(j)	1.08	(j)	5.23
12/31/16		9.17	0.55	0.28	0.83	—	—	10.00	9.05	303,222	99	1.08		1.08		5.51
12/31/15		10.46	0.51	(1.80)	(1.29)	—	—	9.17	(12.33)	409,493	109	1.07		1.07		5.09
12/31/14		11.46	0.55	(1.11)	(0.56)	(0.20)	(0.24)	10.46	(4.94)	639,536	130	1.06		1.07		4.76

Class I
06/30/19		10.64	0.29	0.74	1.03	—	—	11.67	9.68	159,109	48	0.77		0.77		5.26
12/31/18		11.67	0.61	(1.57)	(0.96)	(0.07)	—	10.64	(8.18)	150,546	85	0.77		0.77		5.45
12/31/17	‡	10.12	0.71	0.84	1.55	—	—	11.67	15.32	169,284	97	0.79	(j)	0.79	(j)	6.21
12/31/16		9.26	0.59	0.27	0.86	—	—	10.12	9.29	184	99	0.88		0.88		5.81
12/31/15		10.54	0.54	(1.82)	(1.28)	—	—	9.26	(12.14)	165	109	0.87		0.87		5.37
12/31/14		11.55	0.58	(1.11)	(0.53)	(0.24)	(0.24)	10.54	(4.73)	170	130	0.86		0.87		5.00

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/GQG Emerging Markets Equity Fund
Class A
06/30/19		8.94	0.09	1.62	1.71	—	—	10.65	19.13	45,768	30	1.35		1.35		1.84
12/31/18		10.51	0.03	(1.60)	(1.57)	—	—	8.94	(14.94)	18,433	115	1.36		1.36		0.34
12/31/17	*	10.00	(0.01)	0.52	0.51	—	—	10.51	5.10	3,048	31	1.36		1.36		(0.27)

Class I
06/30/19		8.98	0.09	1.64	1.73	—	—	10.71	19.27	473,970	30	1.05		1.05		1.78
12/31/18		10.52	0.07	(1.61)	(1.54)	—	—	8.98	(14.64)	442,362	115	1.06		1.06		0.67
12/31/17	*	10.00	0.00	0.52	0.52	—	—	10.52	5.20	413,849	31	1.06		1.06		(0.07)

JNL/Harris Oakmark Global Equity Fund(g)
Class A
06/30/19		9.23	0.15	1.28	1.43	—	—	10.66	15.49	442,388	16	1.17		1.17		2.99
12/31/18		12.10	0.13	(2.67)	(2.54)	(0.08)	(0.25)	9.23	(21.22)	405,484	42	1.17		1.17		1.13
12/31/17		9.87	0.09	2.17	2.26	(0.03)	—	12.10	22.86	569,264	47	1.19		1.19		0.75
12/31/16		8.86	0.14	0.96	1.10	(0.09)	—	9.87	12.45	64,916	42	1.21		1.21		1.57
12/31/15	*	10.00	0.05	(1.19)	(1.14)	—	—	8.86	(11.40)	91,143	23	1.21		1.21		0.85

Class I
06/30/19		9.25	0.17	1.27	1.44	—	—	10.69	15.57	431,685	16	0.87		0.87		3.25
12/31/18		12.11	0.16	(2.67)	(2.51)	(0.10)	(0.25)	9.25	(20.97)	407,105	42	0.87		0.87		1.44
12/31/17	‡‡	11.85	0.00	0.26	0.26	—	—	12.11	2.19	552,138	47	0.86		0.86		0.16

JNL/Heitman U.S. Focused Real Estate Fund
Class A
06/30/19		9.39	0.18	1.59	1.77	—	—	11.16	18.85	18,844	72	1.10		1.10		3.35
12/31/18	*	10.00	0.10	(0.71)	(0.61)	—	—	9.39	(6.10)	3,046	94	1.10		1.10		2.73

Class I
06/30/19		9.40	0.17	1.62	1.79	—	—	11.19	19.04	166,104	72	0.80		0.80		3.19
12/31/18	*	10.00	0.10	(0.70)	(0.60)	—	—	9.40	(6.00)	139,768	94	0.80		0.80		2.73

JNL/Invesco China-India Fund(g)
Class A
06/30/19		8.66	0.01	0.73	0.74	—	—	9.40	8.54	553,849	28	1.21		1.21		0.12
12/31/18		10.50	0.01	(1.81)	(1.80)	(0.04)	—	8.66	(17.12)	521,577	30	1.24		1.24		0.12
12/31/17		6.91	0.02	3.59	3.61	(0.02)	—	10.50	52.32	747,775	49	1.21	(j)	1.24	(j)	0.21
12/31/16		7.41	0.05	(0.27)	(0.22)	(0.07)	(0.21)	6.91	(3.40)	406,147	118	1.23		1.27		0.64
12/31/15		7.89	0.09	(0.48)	(0.39)	(0.08)	(0.01)	7.41	(5.03)	363,197	62	1.30		1.30		1.08
12/31/14		7.14	0.10	0.72	0.82	(0.07)	—	7.89	11.40	381,803	34	1.31		1.31		1.37

Class I
06/30/19		8.75	0.02	0.74	0.76	—	—	9.51	8.69	1,237	28	0.91		0.91		0.40
12/31/18		10.60	0.03	(1.82)	(1.79)	(0.06)	—	8.75	(16.82)	653	30	0.94		0.94		0.32
12/31/17	‡	6.96	0.04	3.64	3.68	(0.04)	—	10.60	52.83	497	49	0.98	(j)	1.01	(j)	0.41
12/31/16		7.47	0.06	(0.28)	(0.22)	(0.08)	(0.21)	6.96	(3.34)	282	118	1.03		1.07		0.79
12/31/15		7.95	0.10	(0.48)	(0.38)	(0.09)	(0.01)	7.47	(4.81)	309	62	1.09		1.09		1.19
12/31/14		7.19	0.12	0.72	0.84	(0.08)	—	7.95	11.67	312	34	1.11		1.11		1.55

JNL/Invesco Diversified Dividend Fund
Class A
06/30/19		9.54	0.13	1.27	1.40	—	—	10.94	14.68	75,270	3	0.98		0.98		2.47
12/31/18		10.33	0.21	(0.96)	(0.75)	(0.04)	—	9.54	(7.26)	50,717	22	0.98		0.98		2.08
12/31/17	*	10.00	0.04	0.29	0.33	—	—	10.33	3.30	10,136	3	0.99		0.99		1.62

Class I
06/30/19		9.58	0.14	1.28	1.42	—	—	11.00	14.82	491,849	3	0.68		0.68		2.77
12/31/18		10.34	0.24	(0.96)	(0.72)	(0.04)	—	9.58	(6.96)	429,762	22	0.68		0.68		2.36
12/31/17	*	10.00	0.05	0.29	0.34	—	—	10.34	3.40	547,212	3	0.69		0.69		1.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Invesco Global Real Estate Fund(g)
Class A
06/30/19		8.88	0.13	1.24	1.37	—	—	10.25	15.43	1,205,634	22	1.05		1.05		2.74
12/31/18		9.97	0.22	(0.86)	(0.64)	(0.38)	(0.07)	8.88	(6.38)	1,125,411	57	1.04		1.04		2.26
12/31/17		9.53	0.20	0.75	0.95	(0.31)	(0.20)	9.97	10.19	1,373,022	55	1.05	(j)	1.05	(j)	2.06
12/31/16		9.78	0.18	0.06	0.24	(0.20)	(0.29)	9.53	2.42	1,821,270	65	1.05		1.06		1.82
12/31/15		10.85	0.20	(0.31)	(0.11)	(0.31)	(0.65)	9.78	(0.96)	1,905,281	78	1.05		1.05		1.86
12/31/14		9.83	0.17	1.31	1.48	(0.13)	(0.33)	10.85	15.03	2,036,180	26	1.05		1.05		1.63

Class I
06/30/19		9.02	0.15	1.26	1.41	—	—	10.43	15.63	138,962	22	0.75		0.75		2.94
12/31/18		10.13	0.24	(0.86)	(0.62)	(0.42)	(0.07)	9.02	(6.17)	160,039	57	0.74		0.74		2.43
12/31/17	‡	9.67	0.27	0.72	0.99	(0.33)	(0.20)	10.13	10.46	602,227	55	0.77	(j)	0.77	(j)	2.74
12/31/16		9.92	0.20	0.07	0.27	(0.22)	(0.29)	9.67	2.61	899	65	0.85		0.86		2.02
12/31/15		10.99	0.23	(0.32)	(0.09)	(0.33)	(0.65)	9.92	(0.76)	930	78	0.85		0.85		2.07
12/31/14		9.94	0.19	1.33	1.52	(0.14)	(0.33)	10.99	15.34	997	26	0.85		0.85		1.80

JNL/Invesco International Growth Fund(g)
Class A
06/30/19		11.71	0.15	2.14	2.29	—	—	14.00	19.56	931,747	15	0.98		0.98		2.30
12/31/18		14.10	0.23	(2.35)	(2.12)	(0.27)	—	11.71	(15.08)	827,489	38	0.97		0.97		1.69
12/31/17		11.65	0.18	2.51	2.69	(0.19)	(0.05)	14.10	23.20	1,069,305	33	0.97	(j)	0.97	(j)	1.38
12/31/16		12.25	0.18	(0.32)	(0.14)	(0.21)	(0.25)	11.65	(1.19)	1,250,916	21	0.98		0.98		1.49
12/31/15		12.73	0.19	(0.44)	(0.25)	(0.23)	—	12.25	(2.03)	1,328,232	33	0.97		0.97		1.45
12/31/14		12.83	0.20	(0.17)	0.03	(0.13)	—	12.73	0.24	1,543,925	18	0.98		0.98		1.57

Class I
06/30/19		12.36	0.17	2.27	2.44	—	—	14.80	19.74	206,153	15	0.68		0.68		2.54
12/31/18		14.86	0.29	(2.48)	(2.19)	(0.31)	—	12.36	(14.78)	206,081	38	0.67		0.67		2.06
12/31/17	‡	12.26	0.07	2.80	2.87	(0.22)	(0.05)	14.86	23.47	429,217	33	0.69	(j)	0.69	(j)	0.45
12/31/16		12.88	0.22	(0.35)	(0.13)	(0.24)	(0.25)	12.26	(1.06)	633	21	0.78		0.78		1.70
12/31/15		13.37	0.21	(0.45)	(0.24)	(0.25)	—	12.88	(1.81)	648	33	0.77		0.77		1.58
12/31/14		13.45	0.25	(0.18)	0.07	(0.15)	—	13.37	0.49	727	18	0.78		0.78		1.82

JNL/Invesco Small Cap Growth Fund(g)
Class A
06/30/19		21.55	(0.02)	4.38	4.36	—	—	25.91	20.23	1,812,502	14	1.06		1.06		(0.19)
12/31/18		24.91	(0.08)	(2.08)	(2.16)	—	(1.20)	21.55	(9.11)	1,574,523	23	1.07		1.07		(0.31)
12/31/17		20.48	(0.07)	5.13	5.06	—	(0.63)	24.91	24.96	1,681,534	27	1.10	(j)	1.11	(j)	(0.32)
12/31/16		18.86	(0.04)	2.18	2.14	—	(0.52)	20.48	11.51	1,534,205	33	1.10		1.11		(0.20)
12/31/15		20.40	(0.07)	(0.27)	(0.34)	—	(1.20)	18.86	(1.79)	1,318,791	28	1.10		1.12		(0.31)
12/31/14		19.59	(0.03)	1.59	1.56	—	(0.75)	20.40	7.99	917,464	37	1.11		1.12		(0.13)

Class I
06/30/19		22.44	0.01	4.57	4.58	—	—	27.02	20.41	180,271	14	0.76		0.76		0.10
12/31/18		25.81	(0.01)	(2.16)	(2.17)	—	(1.20)	22.44	(8.83)	164,359	23	0.77		0.77		(0.02)
12/31/17	‡	21.16	0.00	5.28	5.28	—	(0.63)	25.81	25.20	235,662	27	0.81	(j)	0.81	(j)	0.01
12/31/16		19.43	0.00	2.25	2.25	—	(0.52)	21.16	11.74	802	33	0.90		0.91		(0.01)
12/31/15		20.94	(0.03)	(0.28)	(0.31)	—	(1.20)	19.43	(1.60)	760	28	0.90		0.92		(0.13)
12/31/14		20.05	0.02	1.62	1.64	—	(0.75)	20.94	8.21	713	37	0.91		0.92		0.08

JNL/JPMorgan Global Allocation Fund(g)(k)
Class A
06/30/19		10.52	0.07	1.14	1.21	—	—	11.73	11.50	33,446	122	1.10		1.10		1.25
12/31/18		11.64	0.12	(1.13)	(1.01)	(0.11)	—	10.52	(8.74)	32,186	43	1.11		1.11		1.09
12/31/17		10.27	0.11	1.51	1.62	(0.25)	—	11.64	15.89	38,609	35	1.11		1.11		0.96
12/31/16		9.88	0.09	0.30	0.39	—	—	10.27	3.95	35,580	83	1.10		1.10		0.86
12/31/15		10.17	0.01	(0.18)	(0.17)	—	(0.12)	9.88	(1.69)	33,966	151	1.10		1.10		0.09
12/31/14	*	10.00	0.04	0.24	0.28	(0.05)	(0.06)	10.17	2.77	20,271	109	1.12		1.12		0.65

Class I
06/30/19		—	0.27	11.50	11.77	—	—	11.77	11.56	20,006	122	0.80		0.80		4.68
12/31/18		11.65	0.18	(1.15)	(0.97)	(0.13)	—	—	(8.34)	—	43	0.71		0.71		1.56
12/31/17	‡‡	11.20	0.07	0.38	0.45	—	—	11.65	4.02	1	35	0.73		0.73		2.17

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)		Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/JPMorgan Hedged Equity Fund
Class A
06/30/19		9.51	0.05	0.67	0.72	—	—	10.23	7.57		51,081	23	0.96		0.96		0.98
12/31/18	*	10.00	0.04	(0.48)	(0.44)	(0.03)	(0.02)	9.51	(4.47)		19,436	12	0.99		0.99		1.02

Class I
06/30/19		9.51	0.06	0.68	0.74	—	—	10.25	7.78		208,438	23	0.66		0.66		1.20
12/31/18	*	10.00	0.06	(0.50)	(0.44)	(0.03)	(0.02)	9.51	(4.43)		83,681	12	0.69		0.69		1.48

JNL/JPMorgan MidCap Growth Fund(g)
Class A
06/30/19		29.56	(0.03)	8.78	8.75	—	—	38.31	29.60		1,910,832	27	0.91		0.91		(0.16)
12/31/18		34.51	(0.09)	(1.44)	(1.53)	—	(3.42)	29.56	(5.00)		1,426,313	56	0.91		0.91		(0.26)
12/31/17		27.08	(0.06)	7.99	7.93	—	(0.50)	34.51	29.40		1,477,372	55	0.92		0.92		(0.21)
12/31/16		29.43	(0.02)	0.13	0.11	—	(2.46)	27.08	0.52		1,561,280	44	0.93		0.93		(0.09)
12/31/15		31.95	(0.08)	1.06	0.98	—	(3.50)	29.43	3.01		1,719,810	60	0.93		0.93		(0.23)
12/31/14		31.06	(0.12)	3.60	3.48	—	(2.59)	31.95	11.19		1,357,985	67	0.94		0.94		(0.36)

Class I
06/30/19		30.44	0.03	9.04	9.07	—	—	39.51	29.80		466,072	27	0.61		0.61		0.14
12/31/18		35.33	0.01	(1.48)	(1.47)	—	(3.42)	30.44	(4.71)		392,977	56	0.61		0.61		0.04
12/31/17	‡	27.65	(0.02)	8.20	8.18	—	(0.50)	35.33	29.70		615,880	55	0.63		0.63		(0.06)
12/31/16		29.94	0.03	0.14	0.17	—	(2.46)	27.65	0.71		228	44	0.73		0.73		0.11
12/31/15		32.38	(0.01)	1.07	1.06	—	(3.50)	29.94	3.22		310	60	0.73		0.73		(0.04)
12/31/14		31.39	(0.05)	3.63	3.58	—	(2.59)	32.38	11.40		248	67	0.74		0.74		(0.16)

JNL/JPMorgan U.S. Government & Quality Bond Fund(g)
Class A
06/30/19		12.70	0.15	0.48	0.63	—	—	13.33	4.96		902,483	4	0.70		0.70		2.41
12/31/18		13.09	0.30	(0.25)	0.05	(0.41)	(0.03)	12.70	0.45		838,851	3	0.69		0.69		2.36
12/31/17		13.11	0.29	0.04	0.33	(0.35)	—	13.09	2.51		841,921	6	0.68		0.68		2.18
12/31/16		13.16	0.28	(0.08)	0.20	(0.25)	—	13.11	1.45		1,496,044	18	0.68		0.68		2.04
12/31/15		13.39	0.27	(0.21)	0.06	(0.29)	—	13.16	0.46		1,426,114	9	0.69		0.69		1.97
12/31/14		13.11	0.31	0.40	0.71	(0.43)	—	13.39	5.40		1,252,524	15	0.69		0.69		2.32

Class I
06/30/19		13.36	0.18	0.50	0.68	—	—	14.04	5.09		200,886	4	0.40		0.40		2.71
12/31/18		13.75	0.36	(0.27)	0.09	(0.45)	(0.03)	13.36	0.77		231,252	3	0.39		0.39		2.65
12/31/17	‡	13.76	0.35	0.02	0.37	(0.38)	—	13.75	2.70		522,010	6	0.40		0.40		2.52
12/31/16		13.80	0.32	(0.09)	0.23	(0.27)	—	13.76	1.62		790	18	0.48		0.48		2.24
12/31/15		14.02	0.31	(0.22)	0.09	(0.31)	—	13.80	0.67		1,000	9	0.49		0.49		2.16
12/31/14		13.71	0.35	0.42	0.77	(0.46)	—	14.02	5.61		621	15	0.49		0.49		2.49

JNL/Lazard Emerging Markets Fund(g)
Class A
06/30/19		9.19	0.12	0.82	0.94	—	—	10.13	10.23		414,945	11	1.22		1.22		2.44
12/31/18		11.46	0.20	(2.30)	(2.10)	(0.17)	—	9.19	(18.35)		370,350	14	1.23		1.23		1.91
12/31/17		9.02	0.17	2.40	2.57	(0.13)	—	11.46	28.60		479,920	13	1.21	(j)	1.22	(j)	1.66
12/31/16		7.72	0.12	1.38	1.50	(0.20)	—	9.02	19.28	(l)	876,859	32	1.22		1.24		1.39
12/31/15		9.97	0.16	(2.02)	(1.86)	(0.29)	(0.10)	7.72	(18.69)		832,464	16	1.22		1.23		1.68
12/31/14		10.97	0.22	(0.78)	(0.56)	(0.19)	(0.25)	9.97	(5.26)		1,333,382	17	1.21		1.22		1.94

Class I
06/30/19		9.21	0.13	0.82	0.95	—	—	10.16	10.31		379,621	11	0.92		0.92		2.72
12/31/18		11.51	0.24	(2.33)	(2.09)	(0.21)	—	9.21	(18.13)		366,300	14	0.93		0.93		2.26
12/31/17	‡	9.05	0.05	2.56	2.61	(0.15)	—	11.51	28.94		535,865	13	0.94	(j)	0.94	(j)	0.50
12/31/16		7.75	0.14	1.38	1.52	(0.22)	—	9.05	19.50	(l)	488	32	1.02		1.04		1.59
12/31/15		10.03	0.17	(2.03)	(1.86)	(0.32)	(0.10)	7.75	(18.59)		418	16	1.02		1.03		1.83
12/31/14		11.03	0.24	(0.78)	(0.54)	(0.21)	(0.25)	10.03	(5.02)		541	17	1.01		1.02		2.12

JNL/Loomis Sayles Global Growth Fund
Class A
06/30/19		8.84	0.03	2.09	2.12	—	—	10.96	23.98		2,230	13	1.00		1.00		0.66
12/31/18	*	10.00	0.00	(1.16)	(1.16)	—	—	8.84	(11.60)		398	9	1.00		1.00		0.08

Class I
06/30/19		8.85	0.05	2.10	2.15	—	—	11.00	24.29		297,032	13	0.70		0.70		1.05
12/31/18	*	10.00	0.02	(1.17)	(1.15)	—	—	8.85	(11.50)		251,444	9	0.70		0.70		0.49

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Bond Index Fund(g)(q)
Class A
06/30/19		11.43	0.14	0.52	0.66	—	—	12.09	5.77	882,952	44	(i)	0.56		0.56		2.39
12/31/18		11.75	0.25	(0.32)	(0.07)	(0.25)	—	11.43	(0.57)	850,576	83	(i)	0.57		0.57		2.21
12/31/17		11.63	0.22	0.13	0.35	(0.23)	—	11.75	3.02	892,847	46	(i)	0.57		0.57		1.88
12/31/16		11.50	0.21	0.01	0.22	(0.09)	—	11.63	1.92	1,136,243	77	(i)	0.57		0.57		1.78
12/31/15		11.78	0.22	(0.24)	(0.02)	(0.23)	(0.03)	11.50	(0.12)	1,050,126	80	(i)	0.58		0.58		1.85
12/31/14		11.62	0.24	0.41	0.65	(0.37)	(0.12)	11.78	5.61	892,848	78	(i)	0.57		0.57		1.97

Class I
06/30/19		11.85	0.16	0.55	0.71	—	—	12.56	5.99	275,915	44	(i)	0.26		0.26		2.69
12/31/18		12.17	0.30	(0.34)	(0.04)	(0.28)	—	11.85	(0.28)	231,758	83	(i)	0.27		0.27		2.51
12/31/17	‡	12.03	0.27	0.12	0.39	(0.25)	—	12.17	3.28	307,567	46	(i)	0.28		0.28		2.24
12/31/16		11.88	0.24	0.01	0.25	(0.10)	—	12.03	2.10	1,407	77	(i)	0.37		0.37		1.98
12/31/15		12.15	0.25	(0.24)	0.01	(0.25)	(0.03)	11.88	0.15	1,369	80	(i)	0.38		0.38		2.06
12/31/14		11.99	0.27	0.42	0.69	(0.41)	(0.12)	12.15	5.75	5,477	78	(i)	0.37		0.37		2.18

JNL/Mellon Consumer Staples Sector Fund(q)
Class A
06/30/19		9.66	0.12	1.34	1.46	—	—	11.12	15.11	85,795	22		0.70		0.70		2.26
12/31/18		10.61	0.25	(1.20)	(0.95)	—	—	9.66	(8.95)	63,583	45		0.70		0.70		2.46
12/31/17	*	10.00	0.06	0.55	0.61	—	—	10.61	6.10	7,763	73		0.71		0.71		2.08

Class I
06/30/19		9.70	0.14	1.34	1.48	—	—	11.18	15.26	925	22		0.35		0.40		2.69
12/31/18		10.62	0.28	(1.20)	(0.92)	—	—	9.70	(8.66)	465	45		0.35		0.40		2.75
12/31/17	*	10.00	0.07	0.55	0.62	—	—	10.62	6.20	47	73		0.36		0.41		2.58

JNL/Mellon Emerging Markets Index Fund(g)(q)
Class A
06/30/19		9.79	0.12	0.91	1.03	—	—	10.82	10.52	1,183,230	5		0.72		0.72		2.28
12/31/18		11.78	0.21	(2.01)	(1.80)	(0.19)	—	9.79	(15.24)	1,085,666	13		0.74		0.74		1.84
12/31/17		8.73	0.16	2.99	3.15	(0.10)	—	11.78	36.11	1,359,166	33		0.72	(j)	0.74	(j)	1.57
12/31/16		8.06	0.15	0.67	0.82	(0.15)	—	8.73	10.09	958,527	11		0.75		0.76		1.70
12/31/15		9.68	0.18	(1.66)	(1.48)	(0.14)	—	8.06	(15.29)	712,637	28		0.75		0.75		1.87
12/31/14		10.16	0.19	(0.56)	(0.37)	(0.11)	—	9.68	(3.69)	805,897	24		0.76		0.76		1.86

Class I
06/30/19		9.85	0.14	0.92	1.06	—	—	10.91	10.76	6,973	5		0.42		0.42		2.71
12/31/18		11.85	0.29	(2.07)	(1.78)	(0.22)	—	9.85	(15.00)	4,538	13		0.44		0.44		2.48
12/31/17	‡	8.76	0.06	3.14	3.20	(0.11)	—	11.85	36.59	39,436	33		0.44	(j)	0.44	(j)	0.54
12/31/16		8.09	0.16	0.68	0.84	(0.17)	—	8.76	10.25	57	11		0.55		0.56		1.78
12/31/15		9.72	0.20	(1.67)	(1.47)	(0.16)	—	8.09	(15.18)	30	28		0.55		0.55		2.03
12/31/14		10.20	0.20	(0.56)	(0.36)	(0.12)	—	9.72	(3.54)	84	24		0.56		0.56		1.98

JNL/Mellon Industrials Sector Fund(q)
Class A
06/30/19		9.13	0.07	1.97	2.04	—	—	11.17	22.34	62,604	37		0.70		0.70		1.39
12/31/18		10.67	0.11	(1.65)	(1.54)	—	—	9.13	(14.43)	29,549	135		0.71		0.71		1.08
12/31/17	*	10.00	0.04	0.63	0.67	—	—	10.67	6.70	16,835	94		0.70		0.70		1.27

Class I
06/30/19		9.17	0.09	1.97	2.06	—	—	11.23	22.46	866	37		0.35		0.40		1.76
12/31/18		10.67	0.16	(1.66)	(1.50)	—	—	9.17	(14.06)	538	135		0.36		0.41		1.56
12/31/17	*	10.00	0.06	0.61	0.67	—	—	10.67	6.70	61	94		0.38		0.43		2.14

JNL/Mellon International Index Fund(g)(q)
Class A
06/30/19		11.95	0.26	1.37	1.63	—	—	13.58	13.64	1,492,443	3		0.63		0.63		4.01
12/31/18		15.59	0.38	(2.49)	(2.11)	(0.51)	(1.02)	11.95	(13.91)	1,356,826	2		0.63		0.63		2.57
12/31/17		12.82	0.34	2.85	3.19	(0.42)	—	15.59	25.03	1,703,844	10		0.63		0.63		2.39
12/31/16		12.75	0.34	(0.24)	0.10	(0.03)	—	12.82	0.80	2,257,948	7		0.63		0.63		2.69
12/31/15		13.19	0.34	(0.49)	(0.15)	(0.29)	—	12.75	(1.09)	2,322,277	6		0.62		0.62		2.46
12/31/14		14.51	0.46	(1.34)	(0.88)	(0.44)	—	13.19	(6.08)	2,190,126	6		0.62		0.62		3.15

Class I
06/30/19		12.48	0.29	1.43	1.72	—	—	14.20	13.78	285,017	3		0.33		0.33		4.28
12/31/18		16.21	0.45	(2.61)	(2.16)	(0.55)	(1.02)	12.48	(13.66)	223,912	2		0.33		0.33		2.90
12/31/17	‡	13.30	0.27	3.10	3.37	(0.46)	—	16.21	25.45	397,977	10		0.34		0.34		1.68
12/31/16		13.21	0.37	(0.25)	0.12	(0.03)	—	13.30	0.94	1,515	7		0.43		0.43		2.89
12/31/15		13.67	0.43	(0.57)	(0.14)	(0.32)	—	13.21	(1.00)	1,545	6		0.42		0.42		3.02
12/31/14		15.01	0.49	(1.36)	(0.87)	(0.47)	—	13.67	(5.82)	35,282	6		0.42		0.42		3.29

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/Mellon Materials Sector Fund(q)
Class A
06/30/19		8.69	0.07	1.36	1.43	—	—	10.12	16.46	22,049	26	0.71	0.71	1.56
12/31/18		10.68	0.11	(2.10)	(1.99)	—	—	8.69	(18.63)	16,426	182	0.72	0.72	1.09
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	42,921	42	0.70	0.70	1.18

Class I
06/30/19		8.72	0.09	1.36	1.45	—	—	10.17	16.63	450	26	0.36	0.41	1.94
12/31/18		10.68	0.17	(2.13)	(1.96)	—	—	8.72	(18.35)	310	182	0.37	0.42	1.73
12/31/17	*	10.00	0.03	0.65	0.68	—	—	10.68	6.80	1	42	0.70	0.70	1.06

JNL/Mellon MSCI KLD 400 Social Index Fund(g)(q)
Class A
06/30/19		10.55	0.07	1.86	1.93	—	—	12.48	18.29	45,153	8	0.75	0.75	1.14
12/31/18		11.06	0.13	(0.61)	(0.48)	—	(0.03)	10.55	(4.30)	28,508	15	0.75	0.75	1.12
12/31/17	*	10.00	0.09	1.21	1.30	(0.05)	(0.19)	11.06	12.99	15,812	65	0.76	0.76	1.19

Class I
06/30/19		10.56	0.09	1.87	1.96	—	—	12.52	18.56	223	8	0.40	0.45	1.49
12/31/18		11.05	0.17	(0.63)	(0.46)	—	(0.03)	10.56	(4.12)	144	15	0.40	0.45	1.53
12/31/17	*‡‡	10.60	0.03	0.67	0.70	(0.06)	(0.19)	11.05	6.60	1	65	0.71	0.71	1.16

JNL/Mellon Real Estate Sector Fund(q)
Class A
06/30/19		9.69	0.19	1.63	1.82	—	—	11.51	18.78	127,054	16	0.69	0.69	3.37
12/31/18		10.23	0.42	(0.96)	(0.54)	—	—	9.69	(5.28)	45,116	61	0.68	0.68	4.14
12/31/17	*	10.00	0.16	0.07	0.23	—	—	10.23	2.30	6,475	9	0.68	0.68	5.75

Class I
06/30/19		9.69	0.20	1.64	1.84	—	—	11.53	18.99	3,157	16	0.34	0.39	3.56
12/31/18		10.24	0.34	(0.89)	(0.55)	—	—	9.69	(5.37)	1,922	61	0.33	0.38	3.42
12/31/17	*	10.00	0.14	0.10	0.24	—	—	10.24	2.40	160,823	9	0.33	0.38	5.17

JNL/Mellon S&P 1500 Growth Index Fund(q)
Class A
06/30/19		10.60	0.05	2.04	2.09	—	—	12.69	19.72	105,178	21	0.69	0.69	0.85
12/31/18		10.74	0.09	(0.23)	(0.14)	—	—	10.60	(1.30)	135,452	117	0.67	0.67	0.81
12/31/17	*	10.00	0.03	0.71	0.74	—	—	10.74	7.40	17,074	61	0.68	0.68	0.95

Class I
06/30/19		10.64	0.07	2.06	2.13	—	—	12.77	20.02	2,669	21	0.34	0.39	1.22
12/31/18		10.74	0.14	(0.24)	(0.10)	—	—	10.64	(0.93)	1,356	117	0.32	0.37	1.19
12/31/17	*	10.00	0.04	0.70	0.74	—	—	10.74	7.40	10	61	0.35	0.39	1.30

JNL/Mellon S&P 1500 Value Index Fund(q)
Class A
06/30/19		9.63	0.10	1.46	1.56	—	—	11.19	16.20	56,024	13	0.67	0.67	1.92
12/31/18		10.70	0.21	(1.28)	(1.07)	—	—	9.63	(10.00)	33,867	100	0.67	0.67	1.95
12/31/17	*	10.00	0.05	0.65	0.70	—	—	10.70	7.00	8,936	58	0.68	0.68	1.82

Class I
06/30/19		9.65	0.12	1.47	1.59	—	—	11.24	16.48	3,561	13	0.32	0.37	2.29
12/31/18		10.69	0.25	(1.29)	(1.04)	—	—	9.65	(9.73)	1,232	100	0.32	0.37	2.36
12/31/17	*	10.00	0.05	0.64	0.69	—	—	10.69	6.90	12	58	0.38	0.42	1.92

JNL/Mellon S&P 400 MidCap Index Fund(g)(q)
Class A
06/30/19		17.90	0.12	3.05	3.17	—	—	21.07	17.71	2,823,224	7	0.56	0.56	1.21
12/31/18		21.66	0.22	(2.62)	(2.40)	(0.19)	(1.17)	17.90	(11.60)	2,427,722	16	0.56	0.56	1.02
12/31/17		20.30	0.20	2.84	3.04	(0.21)	(1.47)	21.66	15.67	2,863,729	20	0.56	0.56	0.93
12/31/16		17.01	0.22	3.19	3.41	(0.03)	(0.09)	20.30	20.12	2,625,491	33	0.57	0.57	1.23
12/31/15		19.00	0.21	(0.72)	(0.51)	(0.17)	(1.31)	17.01	(2.69)	2,122,780	23	0.57	0.57	1.08
12/31/14		18.56	0.18	1.55	1.73	(0.18)	(1.11)	19.00	9.23	1,878,431	16	0.57	0.57	0.91

Class I
06/30/19		18.28	0.16	3.10	3.26	—	—	21.54	17.83	292,247	7	0.26	0.26	1.51
12/31/18		22.06	0.29	(2.66)	(2.37)	(0.24)	(1.17)	18.28	(11.27)	215,905	16	0.26	0.26	1.31
12/31/17	‡	20.64	0.32	2.81	3.13	(0.24)	(1.47)	22.06	15.88	286,558	20	0.27	0.27	1.50
12/31/16		17.27	0.26	3.24	3.50	(0.04)	(0.09)	20.64	20.34	1,722	33	0.37	0.37	1.43
12/31/15		19.32	0.23	(0.77)	(0.54)	(0.20)	(1.31)	17.27	(2.77)	1,410	23	0.38	0.38	1.16
12/31/14		18.84	0.22	1.58	1.80	(0.21)	(1.11)	19.32	9.50	16,813	16	0.37	0.37	1.12

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Mellon S&P 500 Index Fund(g)(q)
Class A
06/30/19		19.49	0.17	3.39	3.56	—		—	23.05	18.27	8,135,040	2	0.53		0.53		1.57
12/31/18		21.94	0.32	(1.30)	(0.98)	(0.31)		(1.16)	19.49	(4.88)	6,897,618	4	0.53		0.53		1.43
12/31/17		18.65	0.30	3.61	3.91	(0.28)		(0.34)	21.94	21.16	7,273,736	11	0.53	(j)	0.54	(j)	1.49
12/31/16		16.79	0.29	1.62	1.91	(0.02)		(0.03)	18.65	11.37	6,405,019	5	0.54		0.55		1.67
12/31/15		17.11	0.27	(0.12)	0.15	(0.24)		(0.23)	16.79	0.87	5,384,191	5	0.55		0.56		1.57
12/31/14		15.32	0.24	1.77	2.01	(0.20)		(0.02)	17.11	13.07	4,131,640	2	0.55		0.56		1.47

Class I
06/30/19		19.99	0.21	3.48	3.69	—		—	23.68	18.46	279,886	2	0.23		0.23		1.86
12/31/18		22.45	0.39	(1.33)	(0.94)	(0.36)		(1.16)	19.99	(4.61)	216,622	4	0.23		0.23		1.70
12/31/17	‡	19.05	0.37	3.68	4.05	(0.31)		(0.34)	22.45	21.49	597,675	11	0.24	(j)	0.24	(j)	1.68
12/31/16		17.12	0.33	1.65	1.98	(0.02)		(0.03)	19.05	11.56	5,184	5	0.34		0.35		1.86
12/31/15		17.47	0.30	(0.15)	0.15	(0.27)		(0.23)	17.12	0.86	4,671	5	0.36		0.37		1.72
12/31/14		15.63	0.27	1.81	2.08	(0.22)		(0.02)	17.47	13.30	39,667	2	0.35		0.36		1.67

JNL/Mellon Small Cap Index Fund(g)(q)
Class A
06/30/19		15.97	0.09	2.05	2.14	—		—	18.11	13.40	2,186,900	13	0.56		0.56		1.07
12/31/18		19.71	0.18	(1.70)	(1.52)	(0.18)		(2.04)	15.97	(8.92)	1,948,239	34	0.56		0.56		0.88
12/31/17		18.40	0.17	2.11	2.28	(0.16)		(0.81)	19.71	12.83	2,097,611	22	0.56		0.56		0.91
12/31/16		14.70	0.16	3.63	3.79	(0.08)		(0.01)	18.40	25.87	2,319,235	22	0.57		0.57		1.01
12/31/15		17.46	0.19	(0.98)	(0.79)	(0.11)		(1.86)	14.70	(4.56)	1,733,948	81	0.56		0.56		1.06
12/31/14		16.85	0.17	0.61	0.78	(0.17)		—	17.46	4.65	1,895,881	18	0.55		0.55		1.03

Class I
06/30/19		16.30	0.13	2.08	2.21	—		—	18.51	13.56	292,202	13	0.26		0.26		1.39
12/31/18		20.06	0.24	(1.73)	(1.49)	(0.23)		(2.04)	16.30	(8.66)	210,564	34	0.26		0.26		1.17
12/31/17	‡	18.70	0.29	2.07	2.36	(0.19)		(0.81)	20.06	13.08	257,901	22	0.27		0.27		1.49
12/31/16		14.92	0.19	3.69	3.88	(0.09)		(0.01)	18.70	26.13	1,690	22	0.37		0.37		1.21
12/31/15		17.68	0.23	(1.00)	(0.77)	(0.13)		(1.86)	14.92	(4.39)	1,283	81	0.36		0.36		1.26
12/31/14		17.06	0.21	0.62	0.83	(0.21)		—	17.68	4.85	21,920	18	0.35		0.35		1.24

JNL/Mellon Utilities Sector Fund(g)(q)
Class A
06/30/19		13.28	0.18	1.69	1.87	—		—	15.15	14.08	239,388	21	0.67		0.67		2.56
12/31/18		13.18	0.37	0.14	0.51	(0.27)		(0.14)	13.28	3.79	169,690	42	0.69		0.69		2.77
12/31/17		12.41	0.35	1.10	1.45	(0.33)		(0.35)	13.18	11.62	81,487	11	0.69		0.69		2.63
12/31/16		10.99	0.34	1.50	1.84	(0.23)		(0.19)	12.41	16.81	76,323	25	0.69		0.69		2.75
12/31/15		11.85	0.33	(0.98)	(0.65)	(0.15)		(0.06)	10.99	(5.41)	43,462	34	0.70		0.70		2.92
12/31/14		9.39	0.31	2.15	2.46	(0.00)	(n)	—	11.85	26.20	46,617	14	0.71		0.71		2.87

Class I
06/30/19		13.31	0.22	1.69	1.91	—		—	15.22	14.35	2,258	21	0.32		0.37		2.99
12/31/18		13.20	0.43	0.11	0.54	(0.29)		(0.14)	13.31	4.03	1,021	42	0.34		0.39		3.15
12/31/17	‡‡	13.18	0.14	(0.12)	0.02	—		—	13.20	0.15	22	11	0.35		0.40		3.69

JNL/MFS Mid Cap Value Fund(g)
Class A
06/30/19		10.07	0.08	1.92	2.00	—		—	12.07	19.86	1,171,047	12	0.95		0.95		1.37
12/31/18		12.13	0.14	(1.51)	(1.37)	(0.05)		(0.64)	10.07	(11.68)	1,027,972	40	0.96		0.96		1.15
12/31/17		10.87	0.09	1.32	1.41	(0.15)		—	12.13	13.02	857,083	129	0.97	(j)	0.99	(j)	0.76
12/31/16		9.57	0.08	1.22	1.30	—		—	10.87	13.58	910,162	135	1.00		1.01		0.82
12/31/15		11.65	0.07	(1.12)	(1.05)	(0.07)		(0.96)	9.57	(8.96)	1,107,234	96	0.99		1.01		0.62
12/31/14		12.05	0.08	1.52	1.60	(0.10)		(1.90)	11.65	13.13	1,259,794	102	0.99		1.01		0.65

Class I
06/30/19		10.14	0.10	1.94	2.04	—		—	12.18	20.12	190,589	12	0.65		0.65		1.67
12/31/18		12.20	0.18	(1.53)	(1.35)	(0.07)		(0.64)	10.14	(11.46)	173,400	40	0.66		0.66		1.50
12/31/17	‡	10.93	0.13	1.32	1.45	(0.18)		—	12.20	13.33	97,911	129	0.70	(j)	0.71	(j)	1.14
12/31/16		9.61	0.10	1.22	1.32	—		—	10.93	13.74	11,032	135	0.80		0.81		1.02
12/31/15		11.69	0.09	(1.12)	(1.03)	(0.09)		(0.96)	9.61	(8.71)	10,624	96	0.79		0.81		0.79
12/31/14		12.09	0.11	1.52	1.63	(0.13)		(1.90)	11.69	13.33	24,471	102	0.79		0.81		0.86

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Morningstar Wide Moat Index Fund
Class A
06/30/19		9.28	0.08	1.47	1.55	—	—	10.83	16.70	75,066	35		0.77		0.77		1.49
12/31/18	*	10.00	0.07	(0.79)	(0.72)	—	—	9.28	(7.20)	86,073	40		0.77		0.77		1.91

Class I
06/30/19		9.29	0.09	1.49	1.58	—	—	10.87	17.01	468,169	35		0.47		0.47		1.82
12/31/18	*	10.00	0.09	(0.80)	(0.71)	—	—	9.29	(7.10)	392,677	40		0.47		0.47		2.37

JNL/Neuberger Berman Strategic Income Fund(g)
Class A
06/30/19		10.58	0.18	0.54	0.72	—	—	11.30	6.81	660,614	43	(i)	0.94		0.94		3.33
12/31/18		11.08	0.35	(0.63)	(0.28)	(0.22)	—	10.58	(2.54)	617,989	96	(i)	0.94		0.94		3.20
12/31/17		10.68	0.30	0.42	0.72	(0.32)	—	11.08	6.77	680,039	107	(i)	0.94		0.94		2.71
12/31/16		10.45	0.31	0.30	0.61	(0.34)	(0.04)	10.68	5.81	590,043	103	(i)	0.94		0.94		2.90
12/31/15		10.89	0.32	(0.44)	(0.12)	(0.15)	(0.17)	10.45	(1.14)	761,507	80	(i)	0.94		0.94		2.92
12/31/14		10.50	0.29	0.22	0.51	(0.08)	(0.04)	10.89	4.90	667,837	107	(i)	0.95		0.95		2.68

Class I
06/30/19		10.67	0.20	0.54	0.74	—	—	11.41	6.94	71,052	43	(i)	0.64		0.64		3.63
12/31/18		11.15	0.40	(0.63)	(0.23)	(0.25)	—	10.67	(2.12)	65,642	96	(i)	0.64		0.64		3.63
12/31/17	‡	10.74	0.35	0.40	0.75	(0.34)	—	11.15	7.03	25,034	107	(i)	0.66		0.66		3.16
12/31/16		10.52	0.34	0.29	0.63	(0.37)	(0.04)	10.74	5.93	19	103	(i)	0.74		0.74		3.14
12/31/15		10.94	0.34	(0.42)	(0.08)	(0.17)	(0.17)	10.52	(0.81)	36	80	(i)	0.74		0.74		3.09
12/31/14		10.53	0.31	0.23	0.54	(0.09)	(0.04)	10.94	5.14	145	107	(i)	0.75		0.75		2.88

JNL/Oppenheimer Emerging Markets Innovator Fund(g)
Class A
06/30/19		8.91	0.00	1.20	1.20	—	—	10.11	13.47	40,351	12		1.45		1.45		0.08
12/31/18		11.93	0.02	(2.71)	(2.69)	—	(0.33)	8.91	(22.44)	35,104	34		1.45		1.45		0.14
12/31/17		8.45	0.03	3.46	3.49	(0.01)	—	11.93	41.28	38,336	41		1.44		1.44		0.26
12/31/16		8.49	0.02	(0.06)	(0.04)	—	—	8.45	(0.47)	292,781	23		1.47		1.47		0.25
12/31/15	*	10.00	0.01	(1.52)	(1.51)	—	—	8.49	(15.10)	129,094	39		1.46		1.46		0.08

Class I
06/30/19		8.91	0.02	1.19	1.21	—	—	10.12	13.58	458,980	12		1.15		1.15		0.37
12/31/18		11.95	0.04	(2.71)	(2.67)	(0.04)	(0.33)	8.91	(22.25)	433,155	34		1.15		1.15		0.38
12/31/17	‡‡	11.23	(0.01)	0.73	0.72	—	—	11.95	6.41	458,578	41		1.19		1.19		(0.19)

JNL/Oppenheimer Global Growth Fund(g)
Class A
06/30/19		15.61	0.09	3.22	3.31	—	—	18.92	21.20	1,820,866	5		0.95		0.95		1.07
12/31/18		18.57	0.14	(2.57)	(2.43)	(0.12)	(0.41)	15.61	(13.21)	1,565,610	19		0.95		0.95		0.74
12/31/17		13.74	0.08	4.88	4.96	(0.13)	—	18.57	36.15	1,964,715	14		0.95	(j)	0.96	(j)	0.52
12/31/16		14.23	0.12	(0.11)	0.01	(0.08)	(0.42)	13.74	0.10	1,809,162	19		0.96		0.97		0.86
12/31/15		14.19	0.11	0.43	0.54	(0.12)	(0.38)	14.23	3.80	1,532,163	17		0.97		0.97		0.75
12/31/14		14.26	0.16	0.12	0.28	(0.08)	(0.27)	14.19	1.91	1,233,220	20		0.99		0.99		1.11

Class I
06/30/19		15.89	0.12	3.28	3.40	—	—	19.29	21.40	746,354	5		0.65		0.65		1.37
12/31/18		18.89	0.20	(2.62)	(2.42)	(0.17)	(0.41)	15.89	(12.97)	624,314	19		0.65		0.65		1.04
12/31/17	‡	13.97	0.07	5.00	5.07	(0.15)	—	18.89	36.39	651,989	14		0.68	(j)	0.68	(j)	0.36
12/31/16		14.44	0.14	(0.09)	0.05	(0.10)	(0.42)	13.97	0.40	1,456	19		0.76		0.77		1.04
12/31/15		14.39	0.15	0.43	0.58	(0.15)	(0.38)	14.44	3.97	1,018	17		0.77		0.77		0.97
12/31/14		14.45	0.19	0.12	0.31	(0.10)	(0.27)	14.39	2.08	1,019	20		0.79		0.79		1.30

JNL/PIMCO Income Fund
Class A
06/30/19		10.02	0.17	0.47	0.64	—	—	10.66	6.39	584,143	164		0.94	(h)	0.94	(h)	3.26
12/31/18		10.07	0.27	(0.28)	(0.01)	(0.04)	—	10.02	(0.11)	388,700	207		0.97	(h)	0.97	(h)	2.70
12/31/17	*	10.00	0.06	0.01	0.07	—	—	10.07	0.70	132,772	60		0.98	(h)	0.98	(h)	2.15

Class I
06/30/19		10.06	0.18	0.48	0.66	—	—	10.72	6.56	783,852	164		0.64	(h)	0.64	(h)	3.54
12/31/18		10.08	0.30	(0.28)	0.02	(0.04)	—	10.06	0.20	670,255	207		0.67	(h)	0.67	(h)	2.98
12/31/17	*	10.00	0.06	0.02	0.08	—	—	10.08	0.80	504,472	60		0.68	(h)	0.68	(h)	2.39

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

				Increase (decrease) from investment operations						Distributions from							Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)		Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)		Total from investment operations($)		Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)		Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/PIMCO Real Return Fund(g)
Class A
06/30/19		9.66		0.07		0.54		0.61		—		—		10.27		6.31	1,051,268	90	1.74	(h)	1.74	(h)	1.37
12/31/18		9.95		0.18		(0.40)		(0.22)		(0.07)		—		9.66		(2.23)	1,045,541	258	1.58	(h)	1.58	(h)	1.85
12/31/17		9.65		0.17		0.13		0.30		—		—		9.95		3.11	1,195,715	162	1.16	(h)(j)	1.17	(h)(j)	1.71
12/31/16		9.74		0.17		0.35		0.52		(0.61)	(r)	—		9.65		5.17	1,750,231	118	1.05	(h)	1.05	(h)	1.70
12/31/15		10.46		0.05		(0.37)		(0.32)		(0.40)		—		9.74		(3.10)	1,571,160	29	0.94	(h)	0.94	(h)	0.47
12/31/14		10.20		0.15		0.19		0.34		(0.08)		—		10.46		3.29	1,950,838	34	0.86	(h)	0.86	(h)	1.37

Class I
06/30/19		9.76		0.08		0.55		0.63		—		—		10.39		6.45	725,468	90	1.44	(h)	1.44	(h)	1.68
12/31/18		10.06		0.21		(0.41)		(0.20)		(0.10)		—		9.76		(1.95)	709,718	258	1.28	(h)	1.28	(h)	2.15
12/31/17	‡	9.75		0.25		0.06		0.31		—		—		10.06		3.18	863,416	162	0.90	(h)(j)	0.90	(h)(j)	2.46
12/31/16		9.82		0.20		0.36		0.56		(0.63)	(r)	—		9.75		5.56	744	118	0.85	(h)	0.85	(h)	1.92
12/31/15		10.56		0.08		(0.40)		(0.32)		(0.42)		—		9.82		(3.03)	693	29	0.74	(h)	0.74	(h)	0.80
12/31/14		10.30		0.17		0.19		0.36		(0.10)		—		10.56		3.52	757	34	0.66	(h)	0.66	(h)	1.61

JNL/PPM America Floating Rate Income Fund(g)
Class A
06/30/19		10.11		0.25		0.29		0.54		—		—		10.65		5.34	1,532,038	20	0.92		0.92		4.70
12/31/18		10.54		0.44		(0.54)		(0.10)		(0.33)		—		10.11		(1.02)	1,601,915	68	0.93		0.93		4.12
12/31/17		10.58		0.37		(0.06)		0.31		(0.35)		—		10.54		2.92	1,457,373	63	0.96	(j)	0.96	(j)	3.48
12/31/16		10.11		0.39		0.55		0.94		(0.47)		—		10.58		9.42	1,410,038	50	0.99		0.99		3.73
12/31/15		10.65		0.39		(0.52)		(0.13)		(0.41)		—		10.11		(1.28)	1,512,553	37	0.98		0.98		3.60
12/31/14		10.91		0.38		(0.36)		0.02		(0.26)		(0.02)		10.65		0.12	1,611,668	97	0.98		0.98		3.44

Class I
06/30/19		10.12		0.26		0.30		0.56		—		—		10.68		5.53	31,196	20	0.62		0.62		5.00
12/31/18		10.55		0.47		(0.54)		(0.07)		(0.36)		—		10.12		(0.82)	29,676	68	0.63		0.63		4.39
12/31/17	‡‡	10.45		0.11		(0.01)		0.10		—		—		10.55		0.96	33,712	63	0.63	(j)	0.63	(j)	3.78

JNL/PPM America High Yield Bond Fund(g)
Class A
06/30/19		12.13		0.34		0.88		1.22		—		—		13.35		10.06	1,583,444	42	0.74		0.74		5.25
12/31/18		13.64		0.73		(1.42)		(0.69)		(0.82)		—		12.13		(5.30)	1,434,059	52	0.74		0.74		5.42
12/31/17		13.46		0.72		0.28		1.00		(0.82)		—		13.64		7.49	1,763,229	73	0.74		0.74		5.24
12/31/16		11.51	(m)	0.73	(m)	1.24	(m)	1.97	(m)	(0.02)		—		13.46		17.23	2,361,300	96	0.74		0.74		5.90
12/31/15		13.31	(m)	0.80	(m)	(1.74)	(m)	(0.94)	(m)	(0.83)	(m)	(0.03)	(m)	11.51	(m)	(7.05)	2,360,906	76	0.74		0.74		5.98
12/31/14		14.37	(m)	0.83	(m)	(0.81)	(m)	0.02	(m)	(0.86)	(m)	(0.22)	(m)	13.31	(m)	0.13	2,729,886	64	0.74		0.74		5.58

Class I
06/30/19		14.21		0.42		1.04		1.46		—		—		15.67		10.27	538,776	42	0.44		0.44		5.55
12/31/18		15.84		0.89		(1.66)		(0.77)		(0.86)		—		14.21		(5.06)	507,235	52	0.44		0.44		5.73
12/31/17	‡	15.49		0.92		0.27		1.19		(0.84)		—		15.84		7.79	574,946	73	0.46		0.46		5.84
12/31/16		13.22	(m)	0.87	(m)	1.42	(m)	2.29	(m)	(0.02)		—		15.49		17.34	12,207	96	0.54		0.54		6.08
12/31/15		15.15	(m)	0.94	(m)	(1.98)	(m)	(1.04)	(m)	(0.86)	(m)	(0.03)	(m)	13.22	(m)	(6.92)	10,275	76	0.54		0.54		6.18
12/31/14		16.21	(m)	0.97	(m)	(0.92)	(m)	0.05	(m)	(0.89)	(m)	(0.22)	(m)	15.15	(m)	0.44	11,965	64	0.54		0.54		5.78

JNL/PPM America Mid Cap Value Fund(g)
Class A
06/30/19		11.21		0.09		1.34		1.43		—		—		12.64		12.76	533,932	23	0.97		0.97		1.41
12/31/18		15.76		0.16		(3.14)		(2.98)		(0.14)		(1.43)		11.21		(20.10)	476,980	29	0.97		0.97		1.08
12/31/17		14.63		0.12		1.64		1.76		(0.10)		(0.53)		15.76		12.37	649,167	35	0.96	(j)	1.02	(j)	0.81
12/31/16		12.40		0.12		3.14		3.26		(0.08)		(0.96)		14.63		27.41	744,881	37	0.98		1.05		0.88
12/31/15		15.54		0.13		(1.28)		(1.15)		(0.11)		(1.88)		12.40		(8.06)	343,812	46	1.00		1.06		0.84
12/31/14		14.93		0.11		1.44		1.55		(0.08)		(0.86)		15.54		10.45	391,525	47	1.04		1.06		0.72

Class I
06/30/19		11.31		0.11		1.35		1.46		—		—		12.77		12.91	46,509	23	0.67		0.67		1.71
12/31/18		15.88		0.21		(3.17)		(2.96)		(0.18)		(1.43)		11.31		(19.84)	40,753	29	0.67		0.67		1.39
12/31/17	‡	14.72		0.21		1.60		1.81		(0.12)		(0.53)		15.88		12.66	49,476	35	0.68	(j)	0.69	(j)	1.37
12/31/16		12.46		0.15		3.16		3.31		(0.09)		(0.96)		14.72		27.69	128	37	0.78		0.85		1.10
12/31/15		15.61		0.16		(1.29)		(1.13)		(0.14)		(1.88)		12.46		(7.92)	66	46	0.80		0.86		1.02
12/31/14		14.98		0.14		1.45		1.59		(0.10)		(0.86)		15.61		10.69	268	47	0.84		0.86		0.90

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/PPM America Small Cap Value Fund(g)
Class A
06/30/19		10.39	0.05	1.54	1.59	—	—		11.98	15.30	553,726	16		0.98		0.98		0.80
12/31/18		15.18	0.08	(2.87)	(2.79)	(0.10)	(1.90)		10.39	(20.17)	553,958	35		0.95		0.95		0.56
12/31/17		13.10	0.09	2.14	2.23	(0.05)	(0.10)		15.18	17.17	885,900	56		0.95	(j)	1.01	(j)	0.62
12/31/16		10.12	0.06	3.02	3.08	(0.01)	(0.09)		13.10	30.55	778,686	44		0.98		1.05		0.56
12/31/15		11.26	0.07	(0.46)	(0.39)	(0.06)	(0.69)		10.12	(3.49)	381,841	54		1.00		1.05		0.57
12/31/14		12.51	0.05	0.68	0.73	(0.03)	(1.95)		11.26	5.85	211,532	69		1.05		1.06		0.39

Class I
06/30/19		10.72	0.07	1.60	1.67	—	—		12.39	15.58	21,641	16		0.68		0.68		1.11
12/31/18		15.59	0.13	(2.96)	(2.83)	(0.14)	(1.90)		10.72	(19.94)	19,219	35		0.65		0.65		0.87
12/31/17	‡	13.44	0.15	2.17	2.32	(0.07)	(0.10)		15.59	17.40	23,024	56		0.66	(j)	0.66	(j)	0.97
12/31/16		10.36	0.09	3.09	3.18	(0.01)	(0.09)		13.44	30.83	141	44		0.78		0.85		0.78
12/31/15		11.31	0.08	(0.26)	(0.18)	(0.08)	(0.69)		10.36	(1.48)	33	54		0.80		0.85		0.68
12/31/14		12.54	0.07	0.70	0.77	(0.05)	(1.95)		11.31	6.14	14,348	69		0.85		0.86		0.58

JNL/PPM America Total Return Fund†(g)
Class A
06/30/19		11.53	0.17	0.67	0.84	—	—		12.37	7.29	409,846	43	(i)	0.80		0.80		2.81
12/31/18		11.95	0.32	(0.47)	(0.15)	(0.27)	—		11.53	(1.23)	332,524	65	(i)	0.80		0.80		2.72
12/31/17		11.72	0.28	0.22	0.50	(0.27)	—		11.95	4.27	323,218	69	(i)	0.79		0.79		2.31
12/31/16		11.43	0.30	0.36	0.66	(0.37)	—		11.72	5.68	1,134,787	100	(i)	0.80		0.80		2.56
12/31/15		11.85	0.34	(0.47)	(0.13)	(0.28)	(0.01)		11.43	(1.11)	1,044,307	88	(i)	0.79	(s)	0.79	(s)	2.84
12/31/14		11.36	0.34	0.35	0.69	(0.20)	(0.00)	(n)	11.85	6.06	1,094,721	94	(i)	0.81		0.81		2.86

Class I
06/30/19		11.50	0.18	0.68	0.86	—	—		12.36	7.48	819,615	43	(i)	0.50		0.50		3.12
12/31/18		11.96	0.35	(0.47)	(0.12)	(0.34)	—		11.50	(0.97)	787,240	65	(i)	0.50		0.50		3.01
12/31/17	‡‡	11.87	0.09	0.00	0.09	—	—		11.96	0.76	940,410	69	(i)	0.51		0.51		2.67

JNL/PPM America Value Equity Fund(g)
Class A
06/30/19		20.13	0.22	2.15	2.37	—	—		22.50	11.77	193,952	14		0.85		0.85		2.03
12/31/18		23.85	0.40	(3.73)	(3.33)	(0.39)	—		20.13	(14.12)	179,070	24		0.86		0.86		1.70
12/31/17		21.03	0.33	2.79	3.12	(0.30)	—		23.85	14.97	232,798	30		0.85		0.85		1.52
12/31/16		17.63	0.33	3.44	3.77	(0.37)	—		21.03	21.62	219,160	30		0.85		0.85		1.77
12/31/15		19.31	0.32	(2.00)	(1.68)	—	—		17.63	(8.70)	162,482	26		0.86		0.86		1.72
12/31/14		17.97	0.28	1.98	2.26	(0.92)	—		19.31	12.50	212,739	33		0.85		0.85		1.47

Class I
06/30/19		20.28	0.25	2.17	2.42	—	—		22.70	11.93	728	14		0.55		0.55		2.29
12/31/18		24.01	0.49	(3.77)	(3.28)	(0.45)	—		20.28	(13.85)	377	24		0.56		0.56		2.08
12/31/17	‡	21.16	0.39	2.80	3.19	(0.34)	—		24.01	15.20	104	30		0.63		0.63		1.75
12/31/16		17.74	0.37	3.46	3.83	(0.41)	—		21.16	21.87	92	30		0.65		0.65		1.98
12/31/15		19.38	0.36	(2.00)	(1.64)	—	—		17.74	(8.46)	72	26		0.66		0.66		1.91
12/31/14		18.05	0.32	1.99	2.31	(0.98)	—		19.38	12.74	991	33		0.65		0.65		1.69

JNL/RAFI Fundamental Asia Developed Fund(g)
Class A
06/30/19		13.31	0.30	0.98	1.28	—	—		14.59	9.62	233,716	152		0.66		0.66		4.32
12/31/18		16.73	0.44	(2.74)	(2.30)	(0.72)	(0.40)		13.31	(13.86)	226,678	95		0.65		0.65		2.84
12/31/17		14.00	0.44	2.80	3.24	(0.51)	—		16.73	23.24	317,697	97		0.66		0.66		2.81
12/31/16		13.59	0.36	0.91	1.27	(0.28)	(0.58)		14.00	9.60	225,001	96		0.66		0.66		2.67
12/31/15		13.67	0.28	0.40	0.68	(0.29)	(0.47)		13.59	4.97	236,909	145		0.70		0.70		1.94
12/31/14		13.90	0.41	0.05	0.46	(0.35)	(0.34)		13.67	3.21	172,925	99		0.72		0.72		2.79

Class I
06/30/19		13.46	0.36	0.96	1.32	—	—		14.78	9.81	385	152		0.36		0.36		5.01
12/31/18		16.90	0.46	(2.75)	(2.29)	(0.75)	(0.40)		13.46	(13.62)	222	95		0.35		0.35		2.96
12/31/17	‡	14.13	0.49	2.81	3.30	(0.53)	—		16.90	23.49	111	97		0.43		0.43		3.09
12/31/16		13.71	0.40	0.91	1.31	(0.31)	(0.58)		14.13	9.82	77	96		0.46		0.46		2.89
12/31/15		13.78	0.33	0.38	0.71	(0.31)	(0.47)		13.71	5.16	69	145		0.50		0.50		2.27
12/31/14		14.00	0.44	0.05	0.49	(0.37)	(0.34)		13.78	3.42	250	99		0.52		0.52		2.97

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/RAFI Fundamental Europe Fund(g)
Class A
06/30/19		11.13	0.43	0.42	0.85	—	—	11.98	7.64	336,589	127	0.65	0.65	7.23
12/31/18		13.55	0.51	(2.50)	(1.99)	(0.43)	—	11.13	(14.80)	349,696	68	0.65	0.65	4.00
12/31/17		11.26	0.41	2.26	2.67	(0.38)	—	13.55	23.74	488,095	63	0.65	0.65	3.19
12/31/16		11.85	0.37	(0.59)	(0.22)	(0.37)	—	11.26	(1.84)	350,097	81	0.65	0.65	3.26
12/31/15		12.57	0.34	(0.57)	(0.23)	(0.21)	(0.28)	11.85	(1.95)	465,106	51	0.68	0.68	2.65
12/31/14		13.16	0.42	(0.86)	(0.44)	(0.15)	—	12.57	(3.40)	259,340	61	0.71	0.71	3.09

Class I
06/30/19		11.24	0.49	0.39	0.88	—	—	12.12	7.83	336	127	0.35	0.35	8.13
12/31/18		13.68	0.49	(2.47)	(1.98)	(0.46)	—	11.24	(14.58)	221	68	0.35	0.35	4.00
12/31/17	‡	11.36	0.45	2.27	2.72	(0.40)	—	13.68	24.00	37	63	0.42	0.42	3.45
12/31/16		11.95	0.38	(0.57)	(0.19)	(0.40)	—	11.36	(1.60)	23	81	0.45	0.45	3.26
12/31/15		12.67	0.39	(0.61)	(0.22)	(0.22)	(0.28)	11.95	(1.82)	20	51	0.48	0.48	3.03
12/31/14		13.25	0.47	(0.90)	(0.43)	(0.15)	—	12.67	(3.26)	178	61	0.51	0.51	3.46

JNL/RAFI Fundamental U.S. Small Cap Fund(g)
Class A
06/30/19		5.57	0.06	0.31	0.37	(0.08)	(0.10)	5.76	6.41	431,750	160	0.66	0.66	1.95
12/31/18		9.15	0.09	(1.93)	(1.84)	(0.17)	(1.57)	5.57	(22.96)	419,116	90	0.66	0.66	1.08
12/31/17		9.47	0.07	(0.29)	(0.22)	(0.06)	(0.04)	9.15	(2.21)	581,066	82	0.66	0.66	0.81
12/31/16		7.26	0.07	2.39	2.46	(0.07)	(0.18)	9.47	34.40	820,565	56	0.66	0.66	0.85
12/31/15		12.76	0.14	(0.67)	(0.53)	(0.32)	(4.65)	7.26	(5.05)	331,230	79	0.67	0.67	1.20
12/31/14		13.90	0.21	0.25	0.46	(0.09)	(1.51)	12.76	3.50	487,496	83	0.66	0.66	1.49

Class I
06/30/19		5.43	0.07	0.30	0.37	(0.10)	(0.10)	5.60	6.61	1,941	160	0.31	0.36	2.30
12/31/18		8.97	0.12	(1.90)	(1.78)	(0.19)	(1.57)	5.43	(22.73)	1,189	90	0.31	0.36	1.51
12/31/17	‡	9.27	0.09	(0.28)	(0.19)	(0.07)	(0.04)	8.97	(1.88)	462	82	0.43	0.44	1.01
12/31/16		7.12	0.08	2.33	2.41	(0.08)	(0.18)	9.27	34.42	757	56	0.46	0.46	1.06
12/31/15		12.63	0.17	(0.66)	(0.49)	(0.37)	(4.65)	7.12	(4.81)	335	79	0.47	0.47	1.41
12/31/14		13.77	0.24	0.25	0.49	(0.12)	(1.51)	12.63	3.79	455	83	0.46	0.46	1.73

JNL/RAFI Multi-Factor U.S. Equity Fund(g)
Class A
06/30/19		13.75	0.16	1.26	1.42	(0.39)	(1.58)	13.20	10.58	2,783,388	134	0.63	0.63	2.26
12/31/18		15.61	0.34	(1.84)	(1.50)	(0.36)	—	13.75	(9.73)	2,701,778	60	0.63	0.63	2.16
12/31/17		13.63	0.32	1.97	2.29	(0.31)	—	15.61	16.93	3,535,728	89	0.63	0.63	2.20
12/31/16		12.46	0.30	1.20	1.50	(0.33)	—	13.63	12.18	3,199,574	74	0.64	0.64	2.30
12/31/15		13.21	0.30	(0.70)	(0.40)	(0.35)	—	12.46	(3.02)	3,278,583	74	0.64	0.64	2.26
12/31/14		12.11	0.33	1.04	1.37	(0.27)	—	13.21	11.32	3,461,552	65	0.64	0.64	2.65

Class I
06/30/19		13.80	0.19	1.24	1.43	(0.44)	(1.58)	13.21	10.63	18,039	134	0.33	0.33	2.63
12/31/18		15.66	0.39	(1.85)	(1.46)	(0.40)	—	13.80	(9.46)	219,158	60	0.33	0.33	2.47
12/31/17	‡	13.66	0.32	2.01	2.33	(0.33)	—	15.66	17.24	286,158	89	0.35	0.35	2.14
12/31/16		12.49	0.32	1.21	1.53	(0.36)	—	13.66	12.40	12,357	74	0.44	0.44	2.50
12/31/15		13.25	0.32	(0.70)	(0.38)	(0.38)	—	12.49	(2.88)	11,596	74	0.44	0.44	2.46
12/31/14		12.14	0.35	1.06	1.41	(0.30)	—	13.25	11.59	11,465	65	0.44	0.44	2.83

JNL/S&P Competitive Advantage Fund(g)
Class A
06/30/19		15.49	0.11	2.35	2.46	—	—	17.95	15.88	974,437	13	0.66	0.66	1.23
12/31/18		16.86	0.21	(0.59)	(0.38)	(0.16)	(0.83)	15.49	(2.69)	903,561	43	0.66	0.66	1.17
12/31/17		14.40	0.15	2.64	2.79	(0.21)	(0.12)	16.86	19.67	1,075,807	37	0.66	0.66	1.04
12/31/16		15.35	0.20	0.57	0.77	(0.16)	(1.57)	14.40	5.70	2,896,060	57	0.66	0.66	1.36
12/31/15		16.89	0.17	0.09	0.26	(0.13)	(1.67)	15.35	1.19	2,697,114	81	0.66	0.66	0.98
12/31/14		16.82	0.15	1.54	1.69	(0.05)	(1.57)	16.89	10.06	2,800,241	54	0.66	0.66	0.90

Class I
06/30/19		15.57	0.13	2.37	2.50	—	—	18.07	16.06	1,582,030	13	0.36	0.36	1.53
12/31/18		16.97	0.26	(0.58)	(0.32)	(0.25)	(0.83)	15.57	(2.36)	1,489,833	43	0.36	0.36	1.47
12/31/17	‡	14.49	0.21	2.63	2.84	(0.24)	(0.12)	16.97	19.92	1,820,298	37	0.38	0.38	1.36
12/31/16		15.44	0.24	0.56	0.80	(0.19)	(1.57)	14.49	5.88	405	57	0.46	0.46	1.56
12/31/15		16.97	0.21	0.08	0.29	(0.15)	(1.67)	15.44	1.40	431	81	0.46	0.46	1.18
12/31/14		16.87	0.19	1.54	1.73	(0.06)	(1.57)	16.97	10.30	542	54	0.46	0.46	1.11

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data			Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/S&P Dividend Income & Growth Fund(g)
Class A
06/30/19		13.39	0.23	2.10	2.33	—	—	15.72	17.40	3,456,680	12	0.65	0.65	3.08
12/31/18		15.99	0.52	(1.25)	(0.73)	(0.49)	(1.38)	13.39	(5.31)	3,029,450	48	0.65	0.65	3.33
12/31/17		15.61	0.48	1.30	1.78	(0.45)	(0.95)	15.99	11.97	3,671,699	39	0.65	0.65	3.03
12/31/16		14.09	0.47	1.99	2.46	(0.36)	(0.58)	15.61	17.73	5,805,527	51	0.65	0.65	3.02
12/31/15		15.27	0.43	(0.33)	0.10	(0.38)	(0.90)	14.09	0.69	3,958,646	69	0.66	0.66	2.84
12/31/14		14.24	0.42	1.53	1.95	(0.20)	(0.72)	15.27	13.70	4,277,523	36	0.66	0.66	2.76

Class I
06/30/19		13.59	0.25	2.14	2.39	—	—	15.98	17.59	1,593,188	12	0.35	0.35	3.38
12/31/18		16.21	0.58	(1.28)	(0.70)	(0.54)	(1.38)	13.59	(5.04)	1,489,479	48	0.35	0.35	3.62
12/31/17	‡	15.80	0.57	1.27	1.84	(0.48)	(0.95)	16.21	12.22	1,795,810	39	0.36	0.36	3.65
12/31/16		14.25	0.50	2.02	2.52	(0.38)	(0.58)	15.80	17.93	1,739	51	0.45	0.45	3.22
12/31/15		15.42	0.46	(0.32)	0.14	(0.41)	(0.90)	14.25	0.93	1,155	69	0.46	0.46	3.03
12/31/14		14.36	0.45	1.54	1.99	(0.21)	(0.72)	15.42	13.89	1,183	36	0.46	0.46	2.96

JNL/S&P International 5 Fund(g)
Class A
06/30/19		9.16	0.23	0.69	0.92	—	—	10.08	10.04	52,298	54	0.75	0.75	4.71
12/31/18		11.53	0.35	(2.11)	(1.76)	(0.61)	—	9.16	(15.48)	44,187	72	0.78	0.78	3.17
12/31/17		9.56	0.27	2.84	3.11	(1.14)	—	11.53	33.09	47,468	135	0.81	0.81	2.55
12/31/16		9.19	0.29	0.46	0.75	(0.38)	—	9.56	8.28	112,237	73	0.80	0.80	3.13
12/31/15		9.46	0.27	(0.47)	(0.20)	(0.07)	—	9.19	(2.15)	122,919	79	0.80	0.80	2.79
12/31/14	*	10.00	0.08	(0.62)	(0.54)	—	—	9.46	(5.40)	123,501	0	0.80	0.80	2.77

Class I
06/30/19		9.17	0.26	0.67	0.93	—	—	10.10	10.14	1,084	54	0.40	0.45	5.21
12/31/18		11.53	0.34	(2.06)	(1.72)	(0.64)	—	9.17	(15.10)	723	72	0.43	0.48	3.26
12/31/17	‡‡	10.98	0.04	0.51	0.55	—	—	11.53	5.01	1	135	0.72	0.72	1.32

JNL/S&P Intrinsic Value Fund(g)
Class A
06/30/19		13.15	0.17	1.16	1.33	—	—	14.48	10.11	763,814	20	0.66	0.66	2.41
12/31/18		14.65	0.32	(1.09)	(0.77)	(0.24)	(0.49)	13.15	(5.82)	722,375	64	0.66	0.66	2.12
12/31/17		12.65	0.25	2.11	2.36	(0.36)	—	14.65	18.92	833,692	57	0.66	0.66	1.89
12/31/16		12.34	0.32	0.32	0.64	(0.33)	—	12.65	5.27	2,642,746	53	0.66	0.66	2.55
12/31/15		16.55	0.40	(2.63)	(2.23)	(0.17)	(1.81)	12.34	(13.84)	2,547,388	85	0.66	0.66	2.51
12/31/14		15.59	0.24	2.57	2.81	(0.12)	(1.73)	16.55	18.04	2,636,223	71	0.67	0.67	1.48

Class I
06/30/19		13.38	0.20	1.18	1.38	—	—	14.76	10.31	1,589,147	20	0.36	0.36	2.73
12/31/18		14.93	0.37	(1.11)	(0.74)	(0.32)	(0.49)	13.38	(5.53)	1,461,397	64	0.36	0.36	2.41
12/31/17	‡	12.89	0.30	2.12	2.42	(0.38)	—	14.93	19.12	1,816,661	57	0.38	0.38	2.18
12/31/16		12.57	0.35	0.33	0.68	(0.36)	—	12.89	5.47	484	53	0.46	0.46	2.75
12/31/15		16.80	0.41	(2.64)	(2.23)	(0.19)	(1.81)	12.57	(13.62)	540	85	0.46	0.46	2.54
12/31/14		15.79	0.28	2.60	2.88	(0.14)	(1.73)	16.80	18.23	778	71	0.47	0.47	1.67

JNL/S&P Mid 3 Fund(g)
Class A
06/30/19		10.68	0.08	1.09	1.17	—	—	11.85	10.96	225,408	67	0.70	0.70	1.33
12/31/18		12.82	0.18	(2.11)	(1.93)	(0.21)	—	10.68	(15.23)	212,674	135	0.73	0.73	1.41
12/31/17		11.67	0.16	1.21	1.37	(0.22)	—	12.82	12.00	312,267	135	0.79	0.79	1.34
12/31/16		10.05	0.14	1.64	1.78	(0.16)	—	11.67	17.90	295,336	159	0.80	0.80	1.37
12/31/15		11.41	0.09	(1.30)	(1.21)	(0.01)	(0.14)	10.05	(10.61)	422,825	181	0.80	0.80	0.84
12/31/14	*	10.00	0.07	1.34	1.41	—	—	11.41	14.10	164,875	100	0.80	0.80	0.90

Class I
06/30/19		10.70	0.10	1.10	1.20	—	—	11.90	11.21	561	67	0.35	0.40	1.69
12/31/18		12.84	0.26	(2.16)	(1.90)	(0.24)	—	10.70	(14.96)	370	135	0.38	0.43	2.09
12/31/17	‡	11.69	0.19	1.21	1.40	(0.25)	—	12.84	12.26	22	135	0.54	0.55	1.62
12/31/16		10.08	0.17	1.64	1.81	(0.20)	—	11.69	18.17	13	159	0.60	0.60	1.59
12/31/15		11.43	0.11	(1.30)	(1.19)	(0.02)	(0.14)	10.08	(10.48)	11	181	0.60	0.60	0.95
12/31/14	*	10.00	0.07	1.36	1.43	—	—	11.43	14.30	116	100	0.60	0.60	1.03

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)
JNL/S&P Total Yield Fund(g)
Class A
06/30/19		11.70	0.15	1.44	1.59	—		—	13.29	13.59	428,837	27		0.67	0.67	2.30
12/31/18		14.08	0.27	(1.75)	(1.48)	(0.18)		(0.72)	11.70	(11.15)	403,175	83		0.66	0.66	1.92
12/31/17		13.30	0.27	1.15	1.42	(0.29)		(0.35)	14.08	11.02	530,713	67		0.66	0.66	1.98
12/31/16		12.03	0.27	1.24	1.51	(0.24)		—	13.30	12.62	2,376,595	65		0.67	0.67	2.14
12/31/15		15.07	0.30	(1.46)	(1.16)	(0.20)		(1.68)	12.03	(7.72)	2,094,742	86		0.67	0.67	2.04
12/31/14		14.98	0.33	2.04	2.37	(0.13)		(2.15)	15.07	15.89	1,917,060	117		0.67	0.67	2.05

Class I
06/30/19		11.76	0.17	1.45	1.62	—		—	13.38	13.78	1,603,883	27		0.37	0.37	2.61
12/31/18		14.23	0.32	(1.78)	(1.46)	(0.29)		(0.72)	11.76	(10.93)	1,459,981	83		0.36	0.36	2.23
12/31/17	‡	13.42	0.27	1.21	1.48	(0.32)		(0.35)	14.23	11.37	1,786,035	67		0.38	0.38	1.97
12/31/16		12.14	0.30	1.24	1.54	(0.26)		—	13.42	12.79	318	65		0.47	0.47	2.35
12/31/15		15.17	0.30	(1.43)	(1.13)	(0.22)		(1.68)	12.14	(7.48)	296	86		0.47	0.47	2.04
12/31/14		15.06	0.35	2.06	2.41	(0.15)		(2.15)	15.17	16.03	521	117		0.47	0.47	2.21

JNL/Scout Unconstrained Bond Fund(g)
Class A
06/30/19		9.73	0.09	0.30	0.39	—		—	10.12	4.01	43,885	105	(i)	1.00	1.00	1.76
12/31/18		9.95	0.16	(0.18)	(0.02)	—		(0.20)	9.73	(0.19)	44,696	109	(i)	1.00	1.00	1.66
12/31/17		9.93	0.05	0.12	0.17	(0.08)		(0.07)	9.95	1.68	50,603	311		0.99	0.99	0.52
12/31/16		9.57	0.06	0.37	0.43	(0.07)		—	9.93	4.53	1,197,902	669		1.00	1.00	0.58
12/31/15		9.62	0.06	(0.11)	(0.05)	—		—	9.57	(0.52)	946,774	444		1.00	1.00	0.58
12/31/14	*	10.00	(0.02)	(0.36)	(0.38)	—		—	9.62	(3.80)	696,028	36		1.00	1.00	(0.32)

Class I
06/30/19		9.59	0.10	0.30	0.40	—		—	9.99	4.17	325,781	105	(i)	0.70	0.70	2.06
12/31/18		9.96	0.19	(0.18)	0.01	(0.18)		(0.20)	9.59	0.12	346,205	109	(i)	0.70	0.70	1.91
12/31/17	‡‡	9.97	0.03	(0.04)	(0.01)	—		—	9.96	(0.10)	710,011	311		0.73	0.73	1.15

JNL/T. Rowe Price Established Growth Fund(g)
Class A
06/30/19		38.00	(0.00)	7.76	7.76	—	(n)	—	45.76	20.42	6,996,599	10		0.83	0.83	(0.01)
12/31/18		43.97	0.08	(0.49)	(0.41)	(0.03)		(5.53)	38.00	(1.40)	5,909,316	44		0.83	0.83	0.18
12/31/17		34.69	0.04	11.48	11.52	(0.02)		(2.22)	43.97	33.59	5,847,294	56		0.84	0.84	0.11
12/31/16		34.38	0.02	0.47	0.49	—		(0.18)	34.69	1.43	6,414,359	42		0.85	0.85	0.06
12/31/15		33.19	(0.06)	3.60	3.54	—		(2.35)	34.38	10.70	6,783,994	35		0.86	0.86	(0.16)
12/31/14		33.33	(0.04)	2.95	2.91	—		(3.05)	33.19	8.71	4,884,766	36		0.86	0.86	(0.12)

Class I
06/30/19		39.31	0.06	8.05	8.11	—		—	47.42	20.63	2,826,232	10		0.53	0.53	0.28
12/31/18		45.26	0.22	(0.52)	(0.30)	(0.12)		(5.53)	39.31	(1.13)	2,558,378	44		0.53	0.53	0.46
12/31/17	‡	35.63	0.18	11.76	11.94	(0.09)		(2.22)	45.26	33.90	2,944,326	56		0.55	0.55	0.40
12/31/16		35.24	0.09	0.48	0.57	—		(0.18)	35.63	1.62	68,135	42		0.65	0.65	0.26
12/31/15		33.90	0.01	3.68	3.69	—		(2.35)	35.24	10.92	74,780	35		0.66	0.66	0.04
12/31/14		33.91	0.03	3.01	3.04	—		(3.05)	33.90	8.95	63,192	36		0.66	0.66	0.08

JNL/T. Rowe Price Managed Volatility Balanced Fund††(o)
Class A
06/30/19		11.06	0.12	1.47	1.59	—		—	12.65	14.38	517,950	40		1.00	1.00	2.01
12/31/18		11.88	0.09	(0.91)	(0.82)	—		—	11.06	(6.90)	477,118	216		0.88	0.88	0.73
12/31/17		10.29	0.12	1.47	1.59	—		—	11.88	15.45	192,360	111	(t)	0.44	0.44	1.07
12/31/16		9.98	0.12	0.19	0.31	—		—	10.29	3.11	189,399	159		0.35	0.35	1.18
12/31/15		10.46	0.22	(0.70)	(0.48)	—		—	9.98	(4.59)	214,487	138		0.35	0.35	2.07
12/31/14	*	10.00	0.24	0.22	0.46	—		—	10.46	4.60	44,689	79		0.35	0.35	3.45

Class I
06/30/19		11.10	0.14	1.48	1.62	—		—	12.72	14.59	2	40		0.70	0.70	2.30
12/31/18		11.90	0.12	(0.92)	(0.80)	—		—	11.10	(6.72)	1	216		0.65	0.65	0.98
12/31/17	‡‡	11.35	0.00	0.55	0.55	—		—	11.90	4.85	1	111	(t)	0.09	0.09	(0.09)

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)	Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/T. Rowe Price Mid-Cap Growth Fund(g)
Class A
06/30/19		42.66	0.00	10.33	10.33	—	—	52.99	24.21	5,728,314	13	0.99		0.99		0.01
12/31/18		47.27	(0.02)	(0.96)	(0.98)	—	(3.63)	42.66	(2.45)	4,713,404	29	0.99		0.99		(0.05)
12/31/17		39.92	(0.10)	9.73	9.63	—	(2.28)	47.27	24.47	4,899,959	30	1.00		1.00		(0.21)
12/31/16		37.87	(0.07)	2.36	2.29	—	(0.24)	39.92	6.08	3,830,555	30	1.00		1.00		(0.17)
12/31/15		38.87	(0.10)	2.58	2.48	—	(3.48)	37.87	6.47	3,635,887	31	1.00		1.00		(0.25)
12/31/14		37.47	(0.14)	4.98	4.84	(0.06)	(3.38)	38.87	12.83	2,992,442	30	1.01		1.01		(0.36)

Class I
06/30/19		44.78	0.08	10.83	10.91	—	—	55.69	24.36	502,226	13	0.69		0.69		0.31
12/31/18		49.29	0.13	(1.01)	(0.88)	—	(3.63)	44.78	(2.15)	397,273	29	0.69		0.69		0.25
12/31/17	‡	41.45	0.02	10.10	10.12	—	(2.28)	49.29	24.75	412,117	30	0.74		0.74		0.04
12/31/16		39.23	0.01	2.45	2.46	—	(0.24)	41.45	6.30	68,059	30	0.80		0.80		0.03
12/31/15		40.07	(0.02)	2.66	2.64	—	(3.48)	39.23	6.67	71,922	31	0.80		0.80		(0.06)
12/31/14		38.45	(0.06)	5.12	5.06	(0.06)	(3.38)	40.07	13.07	64,631	30	0.81		0.81		(0.16)

JNL/T. Rowe Price Short-Term Bond Fund(g)
Class A
06/30/19		9.77	0.11	0.16	0.27	—	—	10.04	2.76	1,111,066	32	0.71		0.71		2.26
12/31/18		9.80	0.18	(0.07)	0.11	(0.14)	—	9.77	1.10	1,107,891	50	0.71		0.71		1.87
12/31/17		9.83	0.14	(0.03)	0.11	(0.14)	—	9.80	1.14	1,000,050	53	0.71		0.71		1.37
12/31/16		9.81	0.11	0.03	0.14	(0.12)	—	9.83	1.43	1,648,572	60	0.71		0.71		1.07
12/31/15		9.87	0.08	(0.05)	0.03	(0.09)	—	9.81	0.32	1,830,411	47	0.71		0.71		0.81
12/31/14		9.94	0.09	(0.05)	0.04	(0.11)	—	9.87	0.43	1,780,915	41	0.71		0.71		0.90

Class I
06/30/19		9.87	0.13	0.16	0.29	—	—	10.16	2.94	609,689	32	0.41		0.41		2.56
12/31/18		9.90	0.21	(0.07)	0.14	(0.17)	—	9.87	1.41	593,400	50	0.41		0.41		2.17
12/31/17	‡	9.93	0.17	(0.04)	0.13	(0.16)	—	9.90	1.35	551,252	53	0.42		0.42		1.74
12/31/16		9.90	0.13	0.04	0.17	(0.14)	—	9.93	1.73	283	60	0.51		0.51		1.27
12/31/15		9.97	0.10	(0.06)	0.04	(0.11)	—	9.90	0.41	297	47	0.51		0.51		0.96
12/31/14		10.03	0.11	(0.04)	0.07	(0.13)	—	9.97	0.73	1,225	41	0.51		0.51		1.11

JNL/T. Rowe Price Value Fund(g)
Class A
06/30/19		13.75	0.13	2.30	2.43	—	—	16.18	17.67	2,036,956	49	0.87		0.88		1.72
12/31/18		17.46	0.25	(1.81)	(1.56)	(0.21)	(1.94)	13.75	(9.58)	1,775,417	141	0.88		0.89		1.47
12/31/17		15.60	0.22	2.63	2.85	(0.27)	(0.72)	17.46	18.70	2,111,216	94	0.89	(j)	0.90	(j)	1.33
12/31/16		15.47	0.27	1.33	1.60	(0.30)	(1.17)	15.60	10.84	4,232,209	105	0.90		0.91		1.76
12/31/15		17.24	0.20	(0.52)	(0.32)	(0.14)	(1.31)	15.47	(1.84)	3,961,778	70	0.91		0.91		1.18
12/31/14		16.13	0.19	1.94	2.13	(0.13)	(0.89)	17.24	13.24	3,565,349	49	0.91		0.91		1.13

Class I
06/30/19		14.40	0.16	2.41	2.57	—	—	16.97	17.85	2,359,939	49	0.57		0.58		2.02
12/31/18		18.20	0.31	(1.89)	(1.58)	(0.28)	(1.94)	14.40	(9.30)	2,190,147	141	0.58		0.59		1.77
12/31/17	‡	16.21	0.31	2.70	3.01	(0.30)	(0.72)	18.20	19.00	2,851,062	94	0.60	(j)	0.61	(j)	1.75
12/31/16		16.02	0.32	1.37	1.69	(0.33)	(1.17)	16.21	11.04	988	105	0.70		0.71		1.97
12/31/15		17.79	0.24	(0.54)	(0.30)	(0.16)	(1.31)	16.02	(1.65)	892	70	0.71		0.71		1.35
12/31/14		16.61	0.23	1.99	2.22	(0.15)	(0.89)	17.79	13.41	1,330	49	0.71		0.71		1.33

JNL/Vanguard Growth ETF Allocation Fund
Class A
06/30/19		9.66	0.09	1.32	1.41	—	—	11.07	14.60	334,651	13	0.61		0.65		1.70
12/31/18		10.49	0.23	(1.06)	(0.83)	—	—	9.66	(7.91)	239,577	11	0.61		0.65		2.20
12/31/17	*	10.00	0.11	0.38	0.49	—	—	10.49	4.90	41,222	5	0.61		0.65		3.88

Class I
06/30/19		9.72	0.11	1.33	1.44	—	—	11.16	14.81	15,499	13	0.19		0.35		2.15
12/31/18		10.51	0.30	(1.09)	(0.79)	—	—	9.72	(7.52)	9,638	11	0.19		0.35		2.83
12/31/17	*	10.00	0.13	0.38	0.51	—	—	10.51	5.10	802	5	0.19		0.35		4.76

JNL/Vanguard Moderate ETF Allocation Fund
Class A
06/30/19		9.76	0.10	0.92	1.02	—	—	10.78	10.45	219,588	22	0.60		0.65		1.94
12/31/18		10.23	0.25	(0.72)	(0.47)	—	—	9.76	(4.59)	143,012	17	0.60		0.65		2.45
12/31/17	*	10.00	0.11	0.12	0.23	—	—	10.23	2.30	33,118	6	0.60		0.65		3.99

Class I
06/30/19		9.82	0.12	0.92	1.04	—	—	10.86	10.59	8,955	22	0.18		0.35		2.36
12/31/18		10.24	0.31	(0.73)	(0.42)	—	—	9.82	(4.10)	6,138	17	0.18		0.35		3.09
12/31/17	*	10.00	0.16	0.08	0.24	—	—	10.24	2.40	136	6	0.18		0.35		5.77

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations				Distributions from						Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)		Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)		Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)		Net investment income (loss) to average net assets(%)(b)
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A
06/30/19		9.70	0.09		1.12	1.21	—		—		10.91	12.47	309,853	16		0.60		0.65		1.81
12/31/18		10.37	0.24		(0.91)	(0.67)	—		—		9.70	(6.46)	215,737	9		0.60		0.65		2.34
12/31/17	*	10.00	0.10		0.27	0.37	—		—		10.37	3.70	48,947	4		0.60		0.65		3.77

Class I
06/30/19		9.75	0.12		1.13	1.25	—		—		11.00	12.82	12,167	16		0.18		0.35		2.27
12/31/18		10.38	0.31		(0.94)	(0.63)	—		—		9.75	(6.07)	8,475	9		0.18		0.35		2.98
12/31/17	*	10.00	0.10		0.28	0.38	—		—		10.38	3.80	341	4		0.18		0.35		3.68

JNL/Westchester Capital Event Driven Fund(g)
Class A
06/30/19		9.94	0.06		0.58	0.64	—		—		10.58	6.44	42,869	130		1.98	(h)	1.98	(h)	1.08
12/31/18		9.99	0.03		0.47	0.50	—		(0.55)		9.94	5.04	27,455	267		1.71	(h)	1.71	(h)	0.28
12/31/17		9.70	(0.00)	(n)	0.53	0.53	(0.24)		—		9.99	5.47	4,823	291		1.83	(h)	1.83	(h)	(0.02)
12/31/16		9.50	(0.05)		0.29	0.24	(0.01)		(0.03)		9.70	2.55	359,186	251		2.09	(h)	2.09	(h)	(0.55)
12/31/15	*	10.00	0.02		(0.52)	(0.50)	—		—		9.50	(5.00)	193,074	182		1.75	(h)	1.75	(h)	0.31

Class I
06/30/19		9.87	0.07		0.58	0.65	—		—		10.52	6.59	267,733	130		1.65	(h)	1.65	(h)	1.28
12/31/18		10.01	0.11		0.42	0.53	(0.12)		(0.55)		9.87	5.31	209,019	267		1.49	(h)	1.49	(h)	1.04
12/31/17	‡‡	9.89	0.04		0.08	0.12	—		—		10.01	1.21	242,410	291		1.38	(h)	1.38	(h)	1.34

JNL/WMC Balanced Fund(g)
Class A
06/30/19		21.85	0.25		2.43	2.68	—		—		24.53	12.27	8,212,694	18	(i)	0.72		0.72		2.14
12/31/18		24.02	0.49		(1.26)	(0.77)	(0.40)		(1.00)		21.85	(3.41)	7,405,875	43	(i)	0.72		0.72		2.04
12/31/17		22.14	0.42		2.31	2.73	(0.33)		(0.52)		24.02	12.49	7,752,031	38	(i)	0.72		0.72		1.80
12/31/16		20.83	0.40		1.82	2.22	(0.28)		(0.62)		22.14	10.82	6,370,657	58	(i)	0.73		0.73		1.84
12/31/15		22.19	0.36		(0.56)	(0.20)	(0.27)		(0.89)		20.83	(0.93)	4,825,207	112	(i)	0.73		0.73		1.61
12/31/14		21.07	0.33		1.75	2.08	(0.27)		(0.69)		22.19	9.86	4,245,398	125	(i)	0.74		0.74		1.51

Class I
06/30/19		22.57	0.30		2.51	2.81	—		—		25.38	12.45	27,449	18	(i)	0.42		0.42		2.44
12/31/18		24.75	0.59		(1.32)	(0.73)	(0.45)		(1.00)		22.57	(3.15)	16,749	43	(i)	0.42		0.42		2.38
12/31/17	‡	22.77	0.48		2.38	2.86	(0.36)		(0.52)		24.75	12.75	2,740	38	(i)	0.49		0.49		2.02
12/31/16		21.39	0.45		1.87	2.32	(0.32)		(0.62)		22.77	11.03	1,509	58	(i)	0.53		0.53		2.05
12/31/15		22.75	0.41		(0.58)	(0.17)	(0.30)		(0.89)		21.39	(0.75)	1,385	112	(i)	0.53		0.53		1.81
12/31/14		21.56	0.39		1.79	2.18	(0.30)		(0.69)		22.75	10.11	1,511	125	(i)	0.54		0.54		1.71

JNL/WMC Government Money Market Fund(g)
Class A
06/30/19		1.00	0.01		0.00	0.01	(0.01)		—		1.00	0.85	1,273,125	N/A		0.76	(u)	0.56		1.71	(v)
12/31/18		1.00	0.01		0.00	0.01	(0.01)		—		1.00	1.13	1,426,473	N/A		0.77	(u)	0.57		1.13	(v)
12/31/17		1.00	0.00		0.00	0.00	(0.00)	(n)	—		1.00	0.13	1,194,603	N/A		0.78	(u)	0.56		0.12	(v)
12/31/16		1.00	0.00		0.00	0.00	—		(0.00)	(n)	1.00	0.00	1,591,977	N/A		0.45		0.56		0.00	(v)
12/31/15		1.00	0.00		0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,562,631	N/A		0.25		0.56		0.00	(v)
12/31/14		1.00	0.00		0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	1,286,438	N/A		0.18		0.56		0.00	(v)

Class I
06/30/19		1.00	0.01		0.00	0.01	(0.01)		—		1.00	1.10	20,081	N/A		0.26		0.26		2.20	(v)
12/31/18		1.00	0.02		0.00	0.02	(0.02)		—		1.00	1.64	14,314	N/A		0.27		0.27		1.75	(v)
12/31/17	‡	1.00	0.00		0.00	0.00	(0.00)	(n)	—		1.00	0.38	2,440	N/A		0.58	(u)	0.35		0.28	(v)
12/31/16		1.00	0.00		0.00	0.00	—		(0.00)	(n)	1.00	0.00	8,686	N/A		0.45	(u)	0.36		0.00	(v)
12/31/15		1.00	0.00		0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	6,653	N/A		0.25		0.36		0.00	(v)
12/31/14		1.00	0.00		0.00	0.00	(0.00)	(n)	(0.00)	(n)	1.00	0.00	7,285	N/A		0.18		0.36		0.00	(v)

JNL/WMC Value Fund(g)
Class A
06/30/19		18.61	0.19		2.88	3.07	—		—		21.68	16.50	771,691	22		0.78		0.78		1.90
12/31/18		24.48	0.41		(2.70)	(2.29)	(0.44)		(3.14)		18.61	(10.30)	691,879	28		0.78		0.78		1.73
12/31/17		22.92	0.41		2.94	3.35	(0.41)		(1.38)		24.48	15.20	840,381	14		0.77		0.77		1.71
12/31/16		20.56	0.36		2.37	2.73	(0.23)		(0.14)		22.92	13.42	1,682,334	15		0.78		0.78		1.68
12/31/15		24.25	0.38		(1.16)	(0.78)	(0.35)		(2.56)		20.56	(3.12)	1,623,060	19		0.78		0.78		1.57
12/31/14		23.01	0.36		2.26	2.62	(0.36)		(1.02)		24.25	11.33	1,804,121	14		0.78		0.78		1.49

Class I
06/30/19		19.17	0.23		2.96	3.19	—		—		22.36	16.64	578,921	22		0.48		0.48		2.20
12/31/18		25.13	0.49		(2.78)	(2.29)	(0.53)		(3.14)		19.17	(10.02)	548,769	28		0.48		0.48		2.02
12/31/17	‡	23.47	0.45		3.05	3.50	(0.46)		(1.38)		25.13	15.49	751,554	14		0.50		0.50		1.85
12/31/16		21.03	0.41		2.43	2.84	(0.26)		(0.14)		23.47	13.66	33,188	15		0.58		0.58		1.88
12/31/15		24.74	0.44		(1.19)	(0.75)	(0.40)		(2.56)		21.03	(2.94)	30,916	19		0.58		0.58		1.77
12/31/14		23.44	0.41		2.32	2.73	(0.41)		(1.02)		24.74	11.58	32,446	14		0.58		0.58		1.69

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

*

Commencement of operations was as follows: April 28, 2014 – JNL/JPMorgan Global Allocation Fund, JNL/S&P Mid 3 Fund and JNL/Scout Unconstrained Bond Fund; September 15, 2014 - JNL/Boston Partners Global Long Short Equity Fund and JNL/S&P International 5 Fund; April 27, 2015 - JNL/Harris Oakmark Global Equity Fund, JNL Multi-Manager Alternative Fund, JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Westchester Capital Event Driven Fund; September 28, 2015 - JNL/DoubleLine Schiller Enhanced CAPE Fund; April 25, 2016 - JNL/Crescent High Income Fund and JNL/DoubleLine Emerging Markets Fixed Income Fund; September 19, 2016 - JNL Multi-Manager Mid Cap Fund; April 24, 2017 - JNL/Mellon MSCI KLD 400 Social Index Fund; September 25, 2017 - JNL/ClearBridge Large Cap Growth Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco Diversified Dividend Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL S&P 500 Index Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/PIMCO Income Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund; August 13, 2018 - JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund and JNL Multi-Manager International Small Cap Fund; June 24, 2019 - JNL/DFA International Core Equity Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund.

†

On April 25, 2016, JNL/PPM America Total Return Fund was created in the Trust to facilitate an acquisition of a fund with the same name which was a series in JNL Investors Series Trust. Although the fund in JNL Investors Series Trust was legally dissolved, it is considered the acquiring fund for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the acquiring fund formerly in JNL Investors Series Trust for periods prior to April 25, 2016.

††

On August 13, 2018, JNL/MMRS Moderate Fund name was changed to JNL/T.Rowe Price Managed Volatility Balanced Fund and became a Sub-Advised Fund. Prior to August 13, 2018, the Fund held securities selected by the Sub-Advisor and was considered a "Fund of Funds."

‡	Prior to September 25, 2017, the Fund offered Class B shares. Effective September 25, 2017, Class B shares were renamed to Class I shares.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for certain Funds or can be significantly more than Class A shares for certain Funds because the net assets for Class I shares increased significantly after the Funds of Funds investment in the Underlying Fund was sold in Class A and purchased in Class I effective September 25, 2017 and also as a result of the timing of income received in the Fund before and after September 25, 2017.

(c)	Calculated using the average shares method.
(d)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.

(e)

Portfolio turnover is not annualized for periods of less than one year. Securities sold short are considered long term investments for purposes of calculating portfolio turnover. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for certain Funds' Class I shares were $0.00 for one or more days during certain periods and this was a result of the net assets for the respective Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares were $0.01 for one or more days during certain periods and this was a result of the net assets for the respective Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(h)	The net and total expense ratios to average net assets without dividend expenses, net borrowing fees on securities sold short or interest expense for the following Funds were as follows:

	June 30, 2019 (%)	December 31, 2018 (%)	December 31, 2017(%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)
JNL Multi-Manager Alternative Fund
Class A – Net expenses / Total expenses [1,3]	1.70	1.70	1.70/1.86	1.74/2.16	1.74	N/A
Class I	1.40	1.40	1.45	N/A	N/A	N/A
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.14	1.13	1.16	1.15	1.14	1.15
Class I	0.84	0.83	0.67	0.95	0.94	0.95
JNL/BlackRock Global Allocation Fund
Class A	1.05	1.05	1.07	1.06	1.07	1.07
Class I	0.75	0.75	0.84	0.86	0.87	0.87
JNL/Boston Partners Global Long Short Equity Fund
Class A	1.55	1.56	1.54	1.56	1.55	1.55
Class I	1.25	1.26	1.28	N/A	N/A	N/A
JNL/DoubleLine Core Fixed Income Fund
Class A – Net expenses / Total expenses [2,3]	N/A	N/A	0.77/0.79	0.78/0.80	0.78	0.80
Class I – Net expenses / Total expenses [2,3]	N/A	N/A	0.52/0.52	0.58/0.60	0.58	0.60
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A – Net expenses / Total expenses [1,3]	1.12	1.12	1.15/1.17	1.18/1.19	N/A	N/A
Class I – Net expenses / Total expenses [1,3]	0.82	0.82	0.94/0.94	0.98/0.99	N/A	N/A
JNL/JPMorgan Hedged Equity Fund
Class A	0.95	0.95	N/A	N/A	N/A	N/A
Class I	0.65	0.65	N/A	N/A	N/A	N/A
JNL/PIMCO Income Fund
Class A	0.94	0.95	0.96	N/A	N/A	N/A
Class I	0.64	0.65	0.66	N/A	N/A	N/A
JNL/PIMCO Real Return Fund
Class A – Net expenses / Total expenses [2,3]	0.79	0.79	0.78/0.79	0.80	0.79	0.79
Class I – Net expenses / Total expenses [2,3]	0.49	0.49	0.52/0.52	0.60	0.59	0.59

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds (Unaudited)

Financial Highlights

For a Share Outstanding

June 30, 2019 (%)	December 31, 2018 (%)		December 31, 2017(%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)
JNL/Westchester Capital Event Driven Fund
Class A	1.45	1.46	1.44	1.46	1.45	N/A
Class I	1.15	1.16	1.19	N/A	N/A	N/A

[1] Effective September 19, 2016, JNL/FPA + DoubleLine Flexible Allocation Fund and JNL Multi-Manager Alternative Fund voluntarily and contractually began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary and contractual waivers were discontinued.

[2] Effective January 1, 2017, JNL/DoubleLine Core Fixed Income Fund and JNL/PIMCO Real Return Fund voluntarily began waiving a portion of advisory fees. Effective September 25, 2017, the voluntary waiver was discontinued.

[3] Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(i)					Portfolio turnover including dollar roll transactions for the following Funds were as follows:
	June 30, 2019 (%)	December 31, 2018 (%)	December 31, 2017 (%)	December 31, 2016 (%)	December 31, 2015 (%)	December 31, 2014 (%)
JNL Multi-Manager Alternative Fund	N/A	181	240	N/A	N/A	N/A
JNL/Fidelity Institutional Asset Management Total Bond Fund	268	433	350	571	505	426
JNL/Mellon Bond Index Fund	56	121	118	128	120	143
JNL/Neuberger Berman Strategic Income Fund	169	363	351	359	363	382
JNL/PPM America Total Return Fund	44	70	72	146	121	125
JNL/Scout Unconstrained Bond Fund	105	130	N/A	N/A	N/A	N/A
JNL/WMC Balanced Fund	26	80	76	102	198	223
(j)

Prior to September 25, 2017, pursuant to contractual and voluntary fee waiver agreements, JNAM waived a portion of its advisory fees for the Fund. Effective September 25, 2017, the contractual and voluntary advisory fee waivers were discontinued and the waived portion of advisory fees for the Fund was converted to a permanent reduction in advisory fees. For certain Funds that had a significant increase in Class I shares during the year, the difference between the ratios of net and total expenses to average net assets for each share class may differ for those Funds that discontinued the waivers.

(k)					Consolidated Financial Statements.
(l)

Total return for the Fund includes class action settlement proceeds. The return for Class A and Class I, respectively, without the class action settlement proceeds was as follows: JNL/BlackRock Global Natural Resources Fund - 26.42% and 26.72% and JNL/Lazard Emerging Markets Fund - 19.16% and 19.38%.

(m)					On May 6, 2016, the Fund effected a 2 for 1 reverse share split. Per share data prior to this date has been retroactively adjusted to give effect to the reverse share split.
(n)					Amount represents less than $0.005.
(o)

Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(p)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover for JNL/Franklin Templeton Growth Allocation Fund not including the purchase and sale of each Underlying Fund was 4%.

(q)

Effective June 24, 2019, JNL/Mellon Capital Bond Index Fund name was changed to JNL/Mellon Bond Index Fund, JNL/Mellon Capital Consumer Staples Sector Fund name was changed to JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund name was changed to JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Capital Index 5 Fund name was changed to JNL/Mellon Index 5 Fund, JNL/Mellon Capital Industrials Sector Fund name was changed to JNL/Mellon Industrials Sector Fund, JNL/Mellon Capital International Index Fund name was changed to JNL/Mellon International Index Fund, JNL/Mellon Capital Materials Sector Fund name was changed to JNL/Mellon Materials Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund name was changed to JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund name was changed to JNL/Mellon Real Estate Sector Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund name was changed to JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund name was changed to JNL/Mellon S&P 500 Index Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund name was changed to JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund name was changed to JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Capital Small Cap Index Fund name was changed to JNL/Mellon Small Cap Index Fund, JNL/Mellon Capital Utilities Sector Fund name was changed to JNL/Mellon Utilities Sector Fund, JNL/Mellon Capital Consumer Discretionary Sector Fund name was changed to JNL/Mellon Consumer Discretionary Sector Fund, JNL/Mellon Capital Dow Index Fund name was changed to JNL/Mellon Dow Index Fund, JNL/Mellon Capital Energy Sector Fund name was changed to JNL/Mellon Energy Sector Fund, JNL/Mellon Capital Financial Sector Fund name was changed to JNL/Mellon Financial Sector Fund, JNL/Mellon Capital Healthcare Sector Fund name was changed to JNL/Mellon Healthcare Sector Fund, JNL/Mellon Capital Information Technology Sector Fund name was changed to JNL/Mellon Information Technology Sector Fund, JNL/Mellon Capital MSCI World Index Fund name was changed to JNL/Mellon MSCI World Index Fund, JNL/Mellon Capital Nasdaq 100 Index Fund name was changed to JNL/Mellon Nasdaq 100 Index Fund and JNL/Mellon Capital Telecommunications Sector Fund name was changed to JNL/Mellon Communication Services Sector Fund.

(r)

Distribution amount for the JNL/PIMCO Real Return Fund includes a return of capital distribution for Class A and Class I shares of $0.49 and $0.51 per share, respectively, for the year ended December 31, 2016.

(s)					The ratio of net and total expenses to average net assets for the JNL/PPM America Total Return Fund excluding a reimbursement of 24f-2 fees was 0.80%.
(t)

Portfolio turnover for JNL/T. Rowe Price Managed Volatility Balanced Fund includes the purchase and sale in each of the Fund's underlying funds which was sold from Class A shares and purchased into Class I shares effective September 25, 2017. Portfolio turnover not including the purchase and sale in each of the Fund's underlying funds was 11% in 2017.

(u)					Includes payments for recovery of contractual expense waivers.
(v)

The ratios for net investment income (loss) to average net assets without expense waivers for JNL/WMC Government Money Market Fund for 2014, 2015, 2016, 2017, 2018 and 2019 was (0.39%), (0.32%), (0.11%), 0.33%, 1.33%,and 0.95% respectively for Class A and (0.19%), (0.12%), 0.09%, 0.52%, 1.75% and 1.09% respectively for Class I shares.

See accompanying Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 1. ORGANIZATION

JNL Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated June 1, 1994 as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2019 consisted of one hundred and twenty-seven (127) separate funds. Information in these financial statements pertains to ninety-six (96) Funds (each a “Fund”, and collectively, “Funds”) offered by the Trust listed in the table below. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is the United States of America. Shares of each Fund are sold to Jackson and its separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies and to other affiliated registered investment companies. The Funds and each Fund’s Sub-Advisers are:

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL Multi-Manager Alternative Fund

BlueBay Asset Management LLP
BlueBay Asset Management USA LLC (Sub-Sub-Adviser)
Boston Partners Global Investors, Inc.
DoubleLine Capital LP
First Pacific Advisors, LP
Invesco Advisers, Inc.
Lazard Asset Management LLC
Loomis, Sayles & Company, L.P.
Westchester Capital Management, LLC
Western Asset Management Company, LLC

JNL Multi-Manager International Small Cap Fund	Causeway Capital Management LLC WCM Investment Management
JNL Multi-Manager Mid Cap Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Growth Fund	Chicago Equity Partners, LLC Granahan Investment Management, Inc. Kayne Anderson Rudnick Investment Management, LLC Victory Capital Management Inc.
JNL Multi-Manager Small Cap Value Fund	Chicago Equity Partners, LLC Congress Asset Management Company, LLP Cooke & Bieler L.P. WCM Investment Management

JNL S&P 500 Index Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund

Mellon Investments Corporation
JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund and JNL/AQR Managed Futures Strategy Fund	AQR Capital Management, LLC
JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund and JNL/BlackRock Large Cap Select Growth Fund	BlackRock Investment Management, LLC
JNL/BlackRock Global Natural Resources Fund	BlackRock International Limited
JNL/Boston Partners Global Long Short Equity Fund	Boston Partners Global Investors, Inc.
JNL/Causeway International Value Select Fund	Causeway Capital Management LLC
JNL/ClearBridge Large Cap Growth Fund	ClearBridge Investments, LLC
JNL/Crescent High Income Fund	Crescent Capital Group LP

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Fund:	Sub-Adviser(s)/Sub-Sub-Adviser(s):
JNL/DFA International Core Equity Fund and JNL/DFA U.S. Core Equity Fund	Dimensional Fund Advisors LP
JNL/DoubleLine® Core Fixed Income Fund, JNL/DoubleLine® Emerging Markets Fixed Income Fund and JNL/DoubleLine® Shiller Enhanced CAPE® Fund	DoubleLine Capital LP
JNL/Fidelity Institutional Asset Management® Total Bond Fund	FIAM LLC
JNL/First State Global Infrastructure Fund	Colonial First State Asset Management (Australia) Limited
JNL/FPA + DoubleLine® Flexible Allocation Fund	DoubleLine Capital LP First Pacific Advisors, LP Ivy Investment Management Company
JNL/Franklin Templeton Global Fund	Templeton Global Advisors Limited
JNL/Franklin Templeton Global Multisector Bond Fund and JNL/Franklin Templeton Income Fund	Franklin Advisers, Inc.
JNL/Franklin Templeton Growth Allocation Fund	Franklin Advisers, Inc. Franklin Templeton Institutional, LLC (Sub-Sub-Adviser) Templeton Global Advisors Limited (Sub-Sub-Adviser)
JNL/Franklin Templeton International Small Cap Fund	Franklin Templeton Institutional, LLC Templeton Investment Counsel, LLC (Co-Sub-Adviser)
JNL/Franklin Templeton Mutual Shares Fund	Franklin Mutual Advisers, LLC
JNL/Goldman Sachs Emerging Markets Debt Fund	Goldman Sachs Asset Management, L.P. Goldman Sachs Asset Management International (Sub-Sub-Adviser)
JNL/GQG Emerging Markets Equity Fund	GQG Partners, LLC
JNL/Harris Oakmark Global Equity Fund	Harris Associates, L.P.
JNL/Heitman U.S. Focused Real Estate Fund	Heitman Real Estate Securities LLC
JNL/Invesco China-India Fund	Invesco Hong Kong Limited
JNL/Invesco Diversified Dividend Fund, JNL/Invesco International Growth Fund, JNL/Invesco Small Cap Growth Fund	Invesco Advisers, Inc.
JNL/Invesco Global Real Estate Fund	Invesco Advisers, Inc. Invesco Asset Management Ltd. (Sub-Sub-Adviser)
JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/JPMorgan MidCap Growth Fund, and JNL/JPMorgan U.S. Government & Quality Bond Fund	J.P. Morgan Investment Management Inc.
JNL/Lazard Emerging Markets Fund	Lazard Asset Management LLC
JNL/Loomis Sayles Global Growth Fund	Loomis, Sayles & Company, L.P.
JNL/MFS Mid Cap Value Fund	Massachusetts Financial Services Company
JNL/Neuberger Berman Strategic Income Fund	Neuberger Berman Investment Advisers LLC
JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund	OppenheimerFunds, Inc.
JNL/PIMCO Income Fund and JNL/PIMCO Real Return Fund	Pacific Investment Management Company LLC

JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund

PPM America, Inc.*
JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P International 5 Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund, and JNL/S&P Total Yield Fund	Standard & Poor’s Investment Advisory Services LLC** Mellon Investments Corporation (Co-Sub-Adviser)
JNL/Scout Unconstrained Bond Fund	Scout Investments, Inc.
JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Short-Term Bond Fund, and JNL/T. Rowe Price Value Fund	T. Rowe Price Associates, Inc.
JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Associates, Inc. Mellon Investments Corporation (Co-Sub-Adviser)
JNL/Westchester Capital Event Driven Fund	Westchester Capital Management, LLC
JNL/WMC Balanced Fund, JNL/WMC Government Money Market Fund and JNL/WMC Value Fund	Wellington Management Company, LLP

* PPM America, Inc. is an affiliate of JNAM.

** Effective July 1, 2019, Goldman Sachs Asset Management, L.P. acquired Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) and replaced SPIAS as a sub-adviser.

The Funds are diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds: JNL/BlackRock Global Natural Resources Fund, JNL/Franklin Templeton Global Multisector Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon Utilities Sector Fund,

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Morningstar Wide Moat Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund.

Each Fund offers Class A shares and Class I shares with the exception of JNL S&P 500 Index Fund, which only offers Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, a Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Effective February 28, 2019, Cortina Asset Management, LLC was removed as a Sub-Adviser to JNL Multi-Manager Small Cap Value Fund.

JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund, JNL/DFA International Core Equity Fund, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019.

Effective June 24, 2019, JNL/Mellon Capital Bond Index Fund's name was changed to JNL/Mellon Bond Index Fund, JNL/Mellon Capital Consumer Staples Sector Fund's name was changed to JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Capital Emerging Markets Index Fund's name was changed to JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Capital Industrials Sector Fund's name was changed to JNL/Mellon Industrials Sector Fund, JNL/Mellon Capital International Index Fund's name was changed to JNL/Mellon International Index Fund, JNL/Mellon Capital Materials Sector Fund's name was changed to JNL/Mellon Materials Sector Fund, JNL/Mellon Capital MSCI KLD 400 Social Index Fund's name was changed to JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Capital Real Estate Sector Fund's name was changed to JNL/Mellon Real Estate Sector Fund, JNL/Mellon Capital S&P 1500 Growth Index Fund's name was changed to JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon Capital S&P 1500 Value Index Fund's name was changed to JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Capital S&P 400 MidCap Index Fund's name was changed to JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital S&P 500 Index Fund's name was changed to JNL/Mellon S&P 500 Index Fund, JNL/Mellon Capital Small Cap Index Fund's name was changed to JNL/Mellon Small Cap Index Fund, JNL/Mellon Capital Utilities Sector Fund's name was changed to JNL/Mellon Utilities Sector Fund, JNL/Mellon Capital Pacific Rim 30 Fund’s name was changed to JNL/RAFI Fundamental Asia Developed Fund and JNL/Mellon Capital European 30 Fund’s name was changed to JNL/RAFI Fundamental Europe Fund.

Effective June 24, 2019, the Sub-Adviser for JNL/Goldman Sachs Core Plus Bond Fund changed from Goldman Sachs Asset Management, L.P. to FIAM LLC. At that time, the name of the Fund was changed to JNL/Fidelity Institutional Asset Management Total Bond Fund. Also effective June 24, 2019, the Sub-Adviser for JNL/AB Dynamic Asset Allocation Fund changed from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc. At that time, the name of the Fund was changed to JNL/JPMorgan Global Allocation Fund. Also effective June 24, 2019, Franklin Advisers, Inc. was appointed by JNAM as Sub-Adviser, and Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited were appointed by JNAM as Co-Sub-Sub-Advisers of JNL/Franklin Templeton Founding Strategy Fund. At that time, the name of the Fund was changed to JNL/Franklin Templeton Growth Allocation Fund and the Fund became a Sub-Advised Fund. Prior to June 24, 2019, the Fund was considered a “Fund of Funds” and JNAM was the Adviser of the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions for the regulated investment company ("RIC") Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends from net investment income are generally declared and paid annually by the RIC Funds, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains by the RIC Funds, if any, are distributed at least annually, to the extent they exceed available capital loss carryforwards. The JNL/WMC Government Money Market Fund declares dividends from net investment income daily and pays dividends monthly. No distributions of net investment income or realized capital gains are required for Funds that are not RICs, therefore, undistributed net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including Dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations.Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as Deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current period’s change in deferred foreign capital gains tax liability are recorded in Net realized gain (loss) on Investments - unaffiliated and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated, respectively, in the Statements of Operations.

Foreign Currency Translations. The accounting records of each Fund are maintained in U.S. dollars. Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

rates. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation. The accompanying financial statements and Schedules of Investments for the Funds below have each been consolidated to include the account of each respective Subsidiary indicated. Each Subsidiary is a wholly owned Cayman Islands domiciled subsidiary of the respective Fund, which primarily invests in commodity-related instruments and collateral. Each Subsidiary allows each respective Fund to gain investment exposure to commodity-related instruments and meet regulated investment company (“RIC”) tax requirements in pursuit of its investment objectives as outlined in each Fund’s prospectus and statement of additional information. Each Fund is the sole shareholder of the Subsidiary with the intent that it will retain all rights to the Subsidiary. Each Fund may invest up to 25% of its total assets in its Subsidiary, which generally may invest without limitation in commodity-related instruments and collateral. Intercompany accounts and transactions have been eliminated. Each Subsidiary has the same Sub-Adviser as the Fund and is generally subject to the same investment policies and restrictions as the Fund. Subsequent references to the Funds within the Notes to the Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries. JNL/AB Dynamic Asset Allocation Fund Ltd., JNL/AQR Managed Futures Strategy Fund Ltd. and JNL/BlackRock Global Allocation Fund Ltd. were wholly owned Cayman Islands domiciled subsidiaries of JNL/AB Dynamic Asset Allocation Fund, JNL/AQR Managed Futures Strategy Fund and JNL/BlackRock Global Allocation Fund, respectively, and in prior years, the financial statements and Schedules of Investments for the Funds were consolidated to include the account of the Subsidiary. Effective April 29, 2019, the Subsidiaries were liquidated, and the remaining assets distributed to the parent Funds. As a result, the financial statements and Schedules of Investments for these Funds are no longer consolidated.

Statement of Cash Flows. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions including that the investment company had little or no debt, based on the average debt outstanding during the period, in relation to average total assets and that substantially all the investment company’s investments were carried at Level 1 or Level 2 measurements in accordance with FASB ASC Topic 820. Funds with certain degrees of borrowing activity, typically through the use of securities sold short, transactions characterized as secured borrowing transactions or reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management has elected early adoption for the removal of the transfers between Level 1 and Level 2 disclosure and is currently evaluating the impact that the remainder of the ASU will have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives,

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2019 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	425,399	70,571	259	—	496,229
Corporate Bonds And Notes	—	251,288	—	—	251,288
Government And Agency Obligations	—	109,204	—	—	109,204
Non-U.S. Government Agency Asset-Backed Securities	—	105,960	1,000	—	106,960
Senior Loan Interests	—	37,028	233	—	37,261
Investment Companies	21,345	—	—	—	21,345
Preferred Stocks	6,268	—	—	—	6,268
Warrants	516	19	—	—	535
Rights	55	—	13	—	68
Other Equity Interests	—	—	30	—	30
Short Term Investments	288,162	1,169	—	—	289,331
	741,745	575,239	1,535	—	1,318,519
Liabilities - Securities
Common Stocks	(183,325)	(3,862)	—	—	(187,187)
Investment Companies	(20,469)	—	—	—	(20,469)
Preferred Stocks	(607)	—	—	—	(607)
Corporate Bonds And Notes	—	(308)	—	—	(308)
Rights	—	—	(43)	—	(43)
Senior Loan Interests[3]	—	—	—	—	—
	(204,401)	(4,170)	(43)	—	(208,614)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7,006	—	—	—	7,006
Centrally Cleared Interest Rate Swap Agreements	—	1,132	—	—	1,132
Centrally Cleared Credit Default Swap Agreements	—	143	—	—	143
Exchange Traded Futures Options	30	—	—	—	30
Exchange Traded Purchased Options	307	—	—	—	307
OTC Purchased Options	—	304	—	—	304
Open Forward Foreign Currency Contracts	—	994	—	—	994
OTC Interest Rate Swap Agreements	—	1,234	—	—	1,234
OTC Credit Default Swap Agreements	—	42	—	—	42
OTC Contracts for Difference	—	2,436	—	—	2,436
OTC Total Return Swap Agreements	—	212	—	—	212
	7,343	6,497	—	—	13,840
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,959)	—	—	—	(3,959)
Centrally Cleared Interest Rate Swap Agreements	—	(5,907)	—	—	(5,907)
Exchange Traded Futures Options	(19)	—	—	—	(19)
Exchange Traded Written Options	(821)	—	—	—	(821)
OTC Written Options	—	(74)	—	—	(74)
Open Forward Foreign Currency Contracts	—	(1,176)	—	—	(1,176)
OTC Contracts for Difference	—	(2,063)	—	—	(2,063)
OTC Total Return Swap Agreements	—	(1,132)	—	—	(1,132)
	(4,799)	(10,352)	—	—	(15,151)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	40,836	225,269	—	—	266,105
Warrants	—	—	1,156	—	1,156
Preferred Stocks	605	—	—	—	605
Short Term Investments	6,096	—	—	—	6,096
	47,537	225,269	1,156	—	273,962
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,111,336	—	—	—	1,111,336
Short Term Investments	35,123	—	—	—	35,123
	1,146,459	—	—	—	1,146,459
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,271,337	46,420	—	—	2,317,757
Short Term Investments	94,787	—	—	—	94,787
	2,366,124	46,420	—	—	2,412,544
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,181,231	—	—	—	1,181,231
Rights	—	—	—	—	—
Short Term Investments	50,288	—	—	—	50,288
	1,231,519	—	—	—	1,231,519
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	51,443	—	—	—	51,443
Investment Companies	115	—	—	—	115
Short Term Investments	1,180	60	—	—	1,240
	52,738	60	—	—	52,798
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	13	—	—	—	13
	13	—	—	—	13
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	24,008	—	—	—	24,008
Short Term Investments	1,081	—	—	—	1,081
	25,089	—	—	—	25,089
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4	—	—	—	4
	4	—	—	—	4
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	414,615	—	—	—	414,615
Short Term Investments	4,284	—	—	—	4,284
	418,899	—	—	—	418,899
Liabilities - Securities
Common Stocks	(98,226)	—	—	—	(98,226)
	(98,226)	—	—	—	(98,226)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	20	—	—	—	20
	20	—	—	—	20
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	62,176	68,950	—	—	131,126
	62,176	68,950	—	—	131,126
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,975	—	—	—	3,975
Open Forward Foreign Currency Contracts	—	1,512	—	—	1,512
OTC Total Return Swap Agreements	—	26	—	—	26
	3,975	1,538	—	—	5,513
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,801)	—	—	—	(1,801)
Open Forward Foreign Currency Contracts	—	(2,002)	—	—	(2,002)
OTC Total Return Swap Agreements	—	(218)	—	—	(218)
	(1,801)	(2,220)	—	—	(4,021)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	—	24,438	—	—	24,438
Preferred Stocks	75	—	—	—	75
Short Term Investments	307	—	—	—	307
	382	24,438	—	—	24,820

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/BlackRock Advantage International Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3	—	—	—	3
	3	—	—	—	3
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks
Communication Services	190,594	90,882	—	—	281,476
Consumer Discretionary	106,731	109,593	—	—	216,324
Consumer Staples	57,069	92,970	—	—	150,039
Energy	143,720	57,375	577	—	201,672
Financials	149,745	55,286	—	—	205,031
Health Care	200,884	72,396	—	—	273,280
Industrials	112,576	149,680	—	—	262,256
Information Technology	172,998	51,561	13	—	224,572
Materials	56,514	38,636	2,938	—	98,088
Real Estate	29,682	49,558	—	—	79,240
Utilities	35,501	29,246	—	—	64,747
Government And Agency Obligations	—	979,609	—	—	979,609
Corporate Bonds And Notes	—	230,824	7,789	—	238,613
Preferred Stocks	14,650	13,356	6,987	—	34,993
Trust Preferreds	6,500	—	—	—	6,500
Senior Loan Interests	—	4,266	—	—	4,266
Short Term Investments	47,915	253,020	—	—	300,935
	1,325,079	2,278,258	18,304	—	3,621,641
Liabilities - Securities
Common Stocks	—	(2,309)	—	—	(2,309)
	—	(2,309)	—	—	(2,309)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	245	—	—	—	245
Centrally Cleared Credit Default Swap Agreements	—	65	—	—	65
OTC Purchased Options	—	18,018	—	—	18,018
Open Forward Foreign Currency Contracts	—	2,952	—	—	2,952
OTC Contracts for Difference	—	196	—	—	196
OTC Total Return Swap Agreements	—	438	—	—	438
	245	21,669	—	—	21,914
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(270)	—	—	—	(270)
OTC Written Options	—	(13,758)	—	—	(13,758)
Open Forward Foreign Currency Contracts	—	(2,055)	—	—	(2,055)
OTC Contracts for Difference	—	(414)	—	—	(414)
	(270)	(16,227)	—	—	(16,497)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	190,452	—	—	—	190,452
Canada	143,009	—	—	—	143,009
United Kingdom	—	104,807	—	—	104,807
Australia	—	54,592	—	—	54,592
Netherlands	—	37,497	—	—	37,497
France	—	37,370	—	—	37,370
Brazil	32,861	—	—	—	32,861
Ireland	—	23,842	—	—	23,842
Russian Federation	5,400	7,393	—	—	12,793
Italy	—	12,045	—	—	12,045
Belgium	—	8,931	—	—	8,931
China	—	7,995	—	—	7,995
Switzerland	—	6,610	—	—	6,610
Ghana	3,612	—	—	—	3,612
Short Term Investments	48,327	—	—	—	48,327
	423,661	301,082	—	—	724,743
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,610,257	85,297	—	—	3,695,554
Preferred Stocks	—	—	8,113	—	8,113
Short Term Investments	35,605	—	—	—	35,605
	3,645,862	85,297	8,113	—	3,739,272
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks	267,026	140,732	—	—	407,758
Preferred Stocks	2,750	—	—	—	2,750
Short Term Investments	9,637	—	—	—	9,637
	279,413	140,732	—	—	420,145

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Boston Partners Global Long Short Equity Fund (continued)
Liabilities - Securities
Common Stocks	(138,894)	(62,206)	—	—	(201,100)
Rights	(183)	—	—	—	(183)
	(139,077)	(62,206)	—	—	(201,283)
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
OTC Contracts for Difference	—	155	—	—	155
	—	155	—	—	155
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(5,400)	—	—	—	(5,400)
Open Forward Foreign Currency Contracts	—	—	—	—	—
OTC Contracts for Difference	—	(843)	—	—	(843)
	(5,400)	(843)	—	—	(6,243)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	129,691	1,236,517	—	—	1,366,208
Preferred Stocks	73,495	—	—	—	73,495
Short Term Investments	46,146	—	—	—	46,146
	249,332	1,236,517	—	—	1,485,849
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	778,407	—	—	—	778,407
Short Term Investments	41,630	—	—	—	41,630
	820,037	—	—	—	820,037
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	544,826	—	—	544,826
Senior Loan Interests	—	119,517	14,226	—	133,743
Common Stocks	—	—	40	—	40
Government And Agency Obligations	—	11	—	—	11
Warrants	—	—	4	—	4
Other Equity Interests	—	—	—	—	—
Short Term Investments	45,118	—	—	—	45,118
	45,118	664,354	14,270	—	723,742
Liabilities - Securities
Senior Loan Interests[3]	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	8,789	51,444	17	—	60,250
Preferred Stocks	306	—	—	—	306
	9,095	51,444	17	—	60,556
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,225,221	—	—	—	1,225,221
Rights	24	—	2	—	26
Short Term Investments	8,867	—	—	—	8,867
	1,234,112	—	2	—	1,234,114
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,424,878	—	—	1,424,878
Corporate Bonds And Notes	—	1,004,664	—	—	1,004,664
Non-U.S. Government Agency Asset-Backed Securities	—	787,486	—	—	787,486
Senior Loan Interests	—	139,443	—	—	139,443
Other Equity Interests	—	—	—	—	—
Short Term Investments	64,653	129,926	—	—	194,579
	64,653	3,486,397	—	—	3,551,050
Liabilities - Securities
Senior Loan Interests[3]	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	499,756	—	—	499,756
Government And Agency Obligations	—	36,642	—	—	36,642
Short Term Investments	8,985	—	—	—	8,985
	8,985	536,398	—	—	545,383

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	812,777	—	—	812,777
Government And Agency Obligations	—	286,609	—	—	286,609
Corporate Bonds And Notes	—	251,942	—	—	251,942
Senior Loan Interests	—	138,204	—	—	138,204
Short Term Investments	104,169	116,382	—	—	220,551
	104,169	1,605,914	—	—	1,710,083
Liabilities - Securities
Senior Loan Interests[3]	—	(2)	—	—	(2)
	—	(2)	—	—	(2)
Assets - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	73,270	—	—	73,270
	—	73,270	—	—	73,270
Liabilities - Investments in Other Financial Instruments[2]
OTC Total Return Swap Agreements	—	(7)	—	—	(7)
	—	(7)	—	—	(7)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	483,262	—	—	483,262
Corporate Bonds And Notes	—	340,839	—	—	340,839
Senior Loan Interests	—	45,261	486	—	45,747
Non-U.S. Government Agency Asset-Backed Securities	—	19,139	—	—	19,139
Other Equity Interests	—	—	—	—	—
Short Term Investments	361,908	60,324	—	—	422,232
	361,908	948,825	486	—	1,311,219
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	5	—	—	—	5
	5	—	—	—	5
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1)	—	—	—	(1)
	(1)	—	—	—	(1)
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks	658,537	352,539	—	—	1,011,076
Short Term Investments	48,228	—	—	—	48,228
	706,765	352,539	—	—	1,059,304
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	877,952	229,827	779	—	1,108,558
Non-U.S. Government Agency Asset-Backed Securities	—	184,557	—	—	184,557
Government And Agency Obligations	—	171,179	—	—	171,179
Corporate Bonds And Notes	—	125,744	—	—	125,744
Investment Companies	43,931	—	—	—	43,931
Senior Loan Interests	—	23,582	—	—	23,582
Preferred Stocks	13,319	—	—	—	13,319
Short Term Investments	62,771	24,158	—	—	86,929
	997,973	759,047	779	—	1,757,799
Liabilities - Securities
Investment Companies	(89,675)	—	—	—	(89,675)
Preferred Stocks	(9,170)	—	—	—	(9,170)
Common Stocks	—	(5,483)	—	—	(5,483)
Senior Loan Interests[3]	—	—	—	—	—
	(98,845)	(5,483)	—	—	(104,328)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
United States of America	115,329	—	—	—	115,329
Japan	—	34,648	—	—	34,648
United Kingdom	—	34,634	—	—	34,634
France	—	32,205	—	—	32,205
South Korea	11,058	19,035	—	—	30,093
Netherlands	—	23,398	—	—	23,398
Germany	—	23,333	—	—	23,333
China	8,890	11,316	—	—	20,206
India	—	18,703	—	—	18,703
Switzerland	—	13,348	—	—	13,348
Ireland	9,923	1,527	—	—	11,450
Hong Kong	—	10,664	—	—	10,664
Singapore	—	9,724	—	—	9,724
Canada	8,303	—	—	—	8,303
Luxembourg	—	8,006	—	—	8,006
Denmark	—	6,849	—	—	6,849
Italy	—	6,021	—	—	6,021
Thailand	—	5,903	—	—	5,903
Spain	—	3,975	—	—	3,975
Israel	3,559	—	—	—	3,559
Indonesia	—	1,018	—	—	1,018
Short Term Investments	21,973	—	—	—	21,973
	179,035	264,307	—	—	443,342
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	766,991	—	—	766,991
Corporate Bonds And Notes	—	191	—	—	191
Common Stocks	—	—	99	—	99
Warrants	—	—	—	—	—
Short Term Investments	232,180	504,813	—	—	736,993
	232,180	1,271,995	99	—	1,504,274
Assets - Investments in Other Financial Instruments[2]
OTC Purchased Options	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	7,051	—	—	7,051
	—	7,051	—	—	7,051
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Interest Rate Swap Agreements	—	(24,240)	—	—	(24,240)
OTC Written Options	—	—	—	—	—
Open Forward Foreign Currency Contracts	—	(14,787)	—	—	(14,787)
	—	(39,027)	—	—	(39,027)
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	558,412	237,722	—	—	796,134
Corporate Bonds And Notes	—	142,595	—	—	142,595
Government And Agency Obligations	—	94,854	—	—	94,854
Investment Companies	89,360	—	—	—	89,360
Preferred Stocks	13,047	—	—	—	13,047
Equity Linked Structured Notes	—	1,603	—	—	1,603
Short Term Investments	131,767	—	—	—	131,767
	792,586	476,774	—	—	1,269,360
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	57	—	—	—	57
Centrally Cleared Credit Default Swap Agreements	—	5	—	—	5
Open Forward Foreign Currency Contracts	—	—	—	—	—
	57	5	—	—	62
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Franklin Templeton Income Fund
Assets - Securities
Common Stocks	693,622	64,183	—	—	757,805
Corporate Bonds And Notes	—	732,910	—	—	732,910
Government And Agency Obligations	—	113,820	—	—	113,820
Equity Linked Structured Notes	—	103,356	—	—	103,356
Senior Loan Interests	—	44,283	—	—	44,283
Preferred Stocks	7,443	—	—	—	7,443
Other Equity Interests	—	—	1	—	1
Short Term Investments	143,878	—	—	—	143,878
	844,943	1,058,552	1	—	1,903,496

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(169)	—	—	—	(169)
	(169)	—	—	—	(169)
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	132,590	424,144	—	—	556,734
Preferred Stocks	2,212	—	—	—	2,212
Warrants	281	—	—	—	281
Short Term Investments	57,231	—	—	—	57,231
	192,314	424,144	—	—	616,458
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(1)	—	—	(1)
	—	(1)	—	—	(1)
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	493,483	64,011	2,249	—	559,743
Corporate Bonds And Notes	—	13,566	—	—	13,566
Senior Loan Interests	—	4,645	—	—	4,645
Warrants	23	—	—	—	23
Other Equity Interests	—	18	—	—	18
Short Term Investments	28,001	3,568	—	—	31,569
	521,507	85,808	2,249	—	609,564
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	75	—	—	75
	—	75	—	—	75
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(33)	—	—	(33)
	—	(33)	—	—	(33)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Government And Agency Obligations	—	174,705	—	—	174,705
Corporate Bonds And Notes	—	72,449	—	—	72,449
Credit Linked Structured Notes	—	20,930	—	—	20,930
Common Stocks	—	15	—	—	15
Short Term Investments	7,886	—	—	—	7,886
	7,886	268,099	—	—	275,985
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	88	—	—	—	88
Centrally Cleared Interest Rate Swap Agreements	—	2,075	—	—	2,075
Centrally Cleared Credit Default Swap Agreements	—	20	—	—	20
Open Forward Foreign Currency Contracts	—	1,619	—	—	1,619
OTC Interest Rate Swap Agreements	—	319	—	—	319
OTC Credit Default Swap Agreements	—	42	—	—	42
OTC Non-Deliverable Bond Forward Contracts	—	6	—	—	6
	88	4,081	—	—	4,169
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(84)	—	—	—	(84)
Centrally Cleared Interest Rate Swap Agreements	—	(1,125)	—	—	(1,125)
Centrally Cleared Credit Default Swap Agreements	—	(45)	—	—	(45)
Open Forward Foreign Currency Contracts	—	(923)	—	—	(923)
OTC Interest Rate Swap Agreements	—	(24)	—	—	(24)
OTC Credit Default Swap Agreements	—	(577)	—	—	(577)
	(84)	(2,694)	—	—	(2,778)
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	80,346	385,549	—	—	465,895
Participatory Notes	—	43,171	—	—	43,171
Preferred Stocks	5,341	—	—	—	5,341
Short Term Investments	3,144	—	—	—	3,144
	88,831	428,720	—	—	517,551
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	330,051	—	—	—	330,051
Switzerland	—	155,323	—	—	155,323
Germany	—	108,214	—	—	108,214
United Kingdom	35,123	36,144	—	—	71,267
France	—	49,662	—	—	49,662
Netherlands	—	35,991	—	—	35,991
South Africa	—	23,991	—	—	23,991
Japan	—	21,378	—	—	21,378
South Korea	—	18,803	—	—	18,803
Taiwan	—	12,770	—	—	12,770
China	12,461	—	—	—	12,461
Mexico	10,902	—	—	—	10,902
Short Term Investments	61,956	—	—	—	61,956
	450,493	462,276	—	—	912,769
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(247)	—	—	(247)
	—	(247)	—	—	(247)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	182,259	—	—	—	182,259
Short Term Investments	2,856	—	—	—	2,856
	185,115	—	—	—	185,115
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	106,996	447,237	—	—	554,233
Short Term Investments	1,455	—	—	—	1,455
	108,451	447,237	—	—	555,688
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	427,937	90,530	—	—	518,467
Short Term Investments	50,582	—	—	—	50,582
	478,519	90,530	—	—	569,049
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(411)	—	—	(411)
	—	(411)	—	—	(411)
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	644,292	—	—	—	644,292
Hong Kong	—	139,891	—	—	139,891
Japan	—	139,003	—	—	139,003
Australia	—	58,065	—	—	58,065
United Kingdom	—	52,087	—	—	52,087
Germany	—	51,617	—	—	51,617
China	—	33,237	—	—	33,237
Singapore	—	28,927	—	—	28,927
Canada	27,299	—	—	—	27,299
Sweden	—	22,331	—	—	22,331
Netherlands	—	14,468	—	—	14,468
Philippines	—	12,384	—	—	12,384
Spain	—	11,277	—	—	11,277
France	—	10,991	—	—	10,991
Luxembourg	—	10,696	—	—	10,696
South Africa	—	10,603	—	—	10,603
Thailand	—	8,775	—	—	8,775
Switzerland	—	7,921	—	—	7,921
Brazil	7,594	—	—	—	7,594
Mexico	6,341	—	—	—	6,341
Malaysia	—	4,066	—	—	4,066
Ireland	—	4,029	—	—	4,029
Indonesia	—	3,539	—	—	3,539
India	—	2,635	—	—	2,635
United Arab Emirates	—	1,747	—	—	1,747
Chile	1,189	—	—	—	1,189
Turkey	—	422	—	—	422
Malta	—	—	4	—	4
Short Term Investments	24,327	—	—	—	24,327
	711,042	628,711	4	—	1,339,757
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	288,526	807,156	—	—	1,095,682
Short Term Investments	62,336	—	—	—	62,336
	350,862	807,156	—	—	1,158,018
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(4)	—	—	(4)
	—	(4)	—	—	(4)
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,946,358	—	—	—	1,946,358
Short Term Investments	55,720	—	—	—	55,720
	2,002,078	—	—	—	2,002,078
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Investment Companies	19,161	—	—	—	19,161
Common Stocks	14,937	1,939	—	—	16,876
Government And Agency Obligations	—	4,561	—	—	4,561
Non-U.S. Government Agency Asset-Backed Securities	—	1,949	—	—	1,949
Preferred Stocks	48	—	—	—	48
Short Term Investments	4,377	7,037	—	—	11,414
	38,523	15,486	—	—	54,009
Liabilities - Securities
Common Stocks	(599)	—	—	—	(599)
	(599)	—	—	—	(599)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	15	—	—	—	15
Exchange Traded Purchased Options	186	—	—	—	186
Open Forward Foreign Currency Contracts	—	2	—	—	2
	201	2	—	—	203
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(31)	—	—	—	(31)
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
	(31)	(3)	—	—	(34)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	256,885	—	—	—	256,885
Short Term Investments	2,387	—	—	—	2,387
	259,272	—	—	—	259,272
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	3,379	—	—	—	3,379
	3,379	—	—	—	3,379
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11)	—	—	—	(11)
Exchange Traded Written Options	(3,431)	—	—	—	(3,431)
	(3,442)	—	—	—	(3,442)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,317,068	—	—	—	2,317,068
Short Term Investments	68,021	—	—	—	68,021
	2,385,089	—	—	—	2,385,089
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	953,312	—	—	953,312
Non-U.S. Government Agency Asset-Backed Securities	—	75,170	—	—	75,170
Corporate Bonds And Notes	—	41,489	—	—	41,489
Short Term Investments	30,023	—	—	—	30,023
	30,023	1,069,971	—	—	1,099,994
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	199,568	561,627	—	—	761,195
Short Term Investments	29,868	—	—	—	29,868
	229,436	561,627	—	—	791,063
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(8)	—	—	(8)
	—	(8)	—	—	(8)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	205,851	88,605	—	—	294,456
Short Term Investments	3,306	—	—	—	3,306
	209,157	88,605	—	—	297,762
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	839,524	—	—	839,524
Corporate Bonds And Notes	—	292,860	—	—	292,860
Non-U.S. Government Agency Asset-Backed Securities	—	20,945	—	—	20,945
Short Term Investments	77,151	—	—	—	77,151
	77,151	1,153,329	—	—	1,230,480
Liabilities - Securities
Government And Agency Obligations	—	(1,739)	—	—	(1,739)
	—	(1,739)	—	—	(1,739)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	86,174	—	—	—	86,174
Investment Companies	83	—	—	—	83
Short Term Investments	700	30	—	—	730
	86,957	30	—	—	86,987
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3)	—	—	—	(3)
	(3)	—	—	—	(3)
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	199,791	903,749	1,559	—	1,105,099
Preferred Stocks	44,973	—	17	—	44,990
Investment Companies	14,859	—	—	—	14,859
Rights	28	6	1	—	35
Warrants	4	—	—	—	4
Short Term Investments	40,941	1,504	—	—	42,445
	300,596	905,259	1,577	—	1,207,432
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,129	—	—	—	1,129
	1,129	—	—	—	1,129
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	62,934	—	—	—	62,934
Investment Companies	54	—	—	—	54
Rights	2	—	—	—	2
Short Term Investments	572	35	—	—	607
	63,562	35	—	—	63,597
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	4	—	—	—	4
	4	—	—	—	4
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	11,765	1,733,375	—	—	1,745,140
Preferred Stocks	9,124	2,111	—	—	11,235
Rights	—	145	—	—	145
Short Term Investments	44,790	916	—	—	45,706
	65,679	1,736,547	—	—	1,802,226
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	147	—	—	—	147
Open Forward Foreign Currency Contracts	—	70	—	—	70
	147	70	—	—	217
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(18)	—	—	—	(18)
Open Forward Foreign Currency Contracts	—	(35)	—	—	(35)
	(18)	(35)	—	—	(53)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	22,387	—	—	—	22,387
Investment Companies	20	—	—	—	20
Rights	—	—	—	—	—
Short Term Investments	322	4	—	—	326
	22,729	4	—	—	22,733

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1	—	—	—	1
	1	—	—	—	1
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	45,232	—	—	—	45,232
Rights	—	—	—	—	—
Short Term Investments	128	9	—	—	137
	45,360	9	—	—	45,369
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
	2	—	—	—	2
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	128,709	—	—	—	128,709
Short Term Investments	1,910	50	—	—	1,960
	130,619	50	—	—	130,669
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(27)	—	—	—	(27)
	(27)	—	—	—	(27)
JNL/Mellon S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	107,404	—	—	—	107,404
Investment Companies	59	—	—	—	59
Short Term Investments	1,731	35	—	—	1,766
	109,194	35	—	—	109,229
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7	—	—	—	7
	7	—	—	—	7
JNL/Mellon S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	59,255	—	—	—	59,255
Rights	—	—	—	—	—
Short Term Investments	1,283	8	—	—	1,291
	60,538	8	—	—	60,546
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2	—	—	—	2
	2	—	—	—	2
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	3,082,221	—	—	—	3,082,221
Short Term Investments	54,354	1,783	—	—	56,137
	3,136,575	1,783	—	—	3,138,358
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	773	—	—	—	773
	773	—	—	—	773
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	8,215,854	—	—	—	8,215,854
Short Term Investments	312,957	247,961	—	—	560,918
	8,528,811	247,961	—	—	8,776,772
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,587	—	—	—	1,587
	1,587	—	—	—	1,587
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	2,458,203	—	—	—	2,458,203
Investment Companies	15,783	—	—	—	15,783
Rights	—	—	40	—	40
Short Term Investments	43,447	368	—	—	43,815
	2,517,433	368	40	—	2,517,841
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	164	—	—	—	164
	164	—	—	—	164
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	240,535	—	—	—	240,535
Short Term Investments	2,400	85	—	—	2,485
	242,935	85	—	—	243,020
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(9)	—	—	—	(9)
	(9)	—	—	—	(9)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,341,928	—	—	—	1,341,928
Short Term Investments	18,651	—	—	—	18,651
	1,360,579	—	—	—	1,360,579
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	539,825	—	—	—	539,825
Short Term Investments	5,304	184	—	—	5,488
	545,129	184	—	—	545,313
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	46	—	—	—	46
	46	—	—	—	46
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	400,484	—	—	400,484
Corporate Bonds And Notes	—	354,914	—	—	354,914
Senior Loan Interests	—	47,213	—	—	47,213
Non-U.S. Government Agency Asset-Backed Securities	—	45,452	—	—	45,452
Common Stocks	95	—	—	—	95
Short Term Investments	7,180	13,997	—	—	21,177
	7,275	862,060	—	—	869,335
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	804	—	—	—	804
Open Forward Foreign Currency Contracts	—	203	—	—	203
	804	203	—	—	1,007
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(3,489)	—	—	—	(3,489)
Open Forward Foreign Currency Contracts	—	(505)	—	—	(505)
	(3,489)	(505)	—	—	(3,994)
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks	113,016	340,295	2,585	—	455,896
Preferred Stocks	6,289	—	—	—	6,289
Warrants	12	—	—	—	12
Short Term Investments	54,990	—	—	—	54,990
	174,307	340,295	2,585	—	517,187
Assets - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	—	—	—	—
	—	—	—	—	—
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,284,512	—	—	—	1,284,512
Japan	—	325,099	—	—	325,099
France	—	189,599	—	—	189,599
Germany	—	174,560	—	—	174,560
Netherlands	17,002	110,204	—	—	127,206
United Kingdom	22,901	78,757	—	—	101,658
India	43,252	57,976	—	—	101,228
Sweden	—	57,042	—	—	57,042
Switzerland	—	52,148	—	—	52,148
Spain	—	39,033	—	—	39,033
China	36,155	—	—	—	36,155
Brazil	11,268	—	—	—	11,268
Italy	—	6,099	—	—	6,099
Preferred Stocks	31,154	—	—	—	31,154
Short Term Investments	33,662	—	—	—	33,662
	1,479,906	1,090,517	—	—	2,570,423
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	517,829	—	—	517,829
Corporate Bonds And Notes	—	484,518	—	—	484,518
Non-U.S. Government Agency Asset-Backed Securities	—	354,983	—	—	354,983
Senior Loan Interests	—	41,048	1,620	—	42,668
Common Stocks	2,955	7	10	—	2,972
Warrants	—	2,715	—	—	2,715
Other Equity Interests	—	—	—	—	—
Short Term Investments	7,921	194,386	—	—	202,307
	10,876	1,595,486	1,630	—	1,607,992

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PIMCO Income Fund (continued)
Liabilities - Securities
Government And Agency Obligations	—	(2,579)	—	—	(2,579)
	—	(2,579)	—	—	(2,579)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,056	—	—	—	6,056
Centrally Cleared Interest Rate Swap Agreements	—	618	—	—	618
Centrally Cleared Credit Default Swap Agreements	—	1,273	—	—	1,273
Exchange Traded Purchased Options	0	—	—	—	0
Open Forward Foreign Currency Contracts	—	2,513	—	—	2,513
OTC Credit Default Swap Agreements	—	1,830	—	—	1,830
OTC Total Return Swap Agreements	—	2,776	—	—	2,776
	6,056	9,010	—	—	15,066
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,456)	—	—	—	(1,456)
Centrally Cleared Interest Rate Swap Agreements	—	(15,399)	—	—	(15,399)
Centrally Cleared Credit Default Swap Agreements	—	(51)	—	—	(51)
OTC Written Options	—	(8)	—	—	(8)
Open Forward Foreign Currency Contracts	—	(1,841)	—	—	(1,841)
OTC Credit Default Swap Agreements	—	(8)	—	—	(8)
	(1,456)	(17,307)	—	—	(18,763)
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	2,333,179	—	—	2,333,179
Non-U.S. Government Agency Asset-Backed Securities	—	173,765	260	—	174,025
Corporate Bonds And Notes	—	168,130	—	—	168,130
Preferred Stocks	682	—	—	—	682
Short Term Investments	1,351	40,781	—	—	42,132
	2,033	2,715,855	260	—	2,718,148
Liabilities - Securities
Government And Agency Obligations	—	(19,148)	—	—	(19,148)
	—	(19,148)	—	—	(19,148)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,004	—	—	—	3,004
Centrally Cleared Interest Rate Swap Agreements	—	4,917	—	—	4,917
Centrally Cleared Credit Default Swap Agreements	—	63	—	—	63
Exchange Traded Futures Options	234	—	—	—	234
Exchange Traded Purchased Options	0	—	—	—	0
OTC Purchased Options	—	1	—	—	1
Open Forward Foreign Currency Contracts	—	2,024	—	—	2,024
OTC Credit Default Swap Agreements	—	362	—	—	362
	3,238	7,367	—	—	10,605
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(7,983)	—	—	—	(7,983)
Centrally Cleared Interest Rate Swap Agreements	—	(8,695)	—	—	(8,695)
Centrally Cleared Credit Default Swap Agreements	—	(498)	—	—	(498)
Exchange Traded Futures Options	(515)	—	—	—	(515)
Exchange Traded Written Options	(25)	—	—	—	(25)
OTC Written Options	—	(20)	—	—	(20)
Open Forward Foreign Currency Contracts	—	(3,837)	—	—	(3,837)
OTC Interest Rate Swap Agreements	—	(2,062)	—	—	(2,062)
OTC Credit Default Swap Agreements	—	(164)	—	—	(164)
	(8,523)	(15,276)	—	—	(23,799)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Loan Interests[3]	—	1,428,472	24,935	—	1,453,407
Corporate Bonds And Notes	—	40,121	—	—	40,121
Non-U.S. Government Agency Asset-Backed Securities	—	10,424	—	—	10,424
Common Stocks	1,692	—	2,212	—	3,904
Warrants	—	635	50	—	685
Other Equity Interests	—	—	—	—	—
Short Term Investments	65,037	—	—	—	65,037
	66,729	1,479,652	27,197	—	1,573,578
Liabilities - Securities
Senior Loan Interests[3]	—	(10)	—	—	(10)
	—	(10)	—	—	(10)
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(171)	—	—	—	(171)
	(171)	—	—	—	(171)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,806,392	22,902	—	1,829,294
Senior Loan Interests	—	115,195	4,718	—	119,913
Investment Companies	65,967	—	—	—	65,967
Common Stocks	11,366	—	—	—	11,366
Non-U.S. Government Agency Asset-Backed Securities	—	11,116	—	—	11,116
Warrants	—	1,870	—	—	1,870
Other Equity Interests	—	—	—	—	—
Short Term Investments	213,525	—	—	—	213,525
	290,858	1,934,573	27,620	—	2,253,051
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	7	—	—	—	7
	7	—	—	—	7
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(2,153)	—	—	—	(2,153)
	(2,153)	—	—	—	(2,153)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	577,503	—	—	—	577,503
Short Term Investments	743	—	—	—	743
	578,246	—	—	—	578,246
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	571,262	—	—	—	571,262
Short Term Investments	6,008	—	—	—	6,008
	577,270	—	—	—	577,270
JNL/PPM America Total Return Fund
Assets - Securities
Government And Agency Obligations	—	516,297	—	—	516,297
Corporate Bonds And Notes	—	495,426	8,050	—	503,476
Non-U.S. Government Agency Asset-Backed Securities	—	163,296	—	—	163,296
Senior Loan Interests	—	26,643	3,131	—	29,774
Short Term Investments	60,752	—	—	—	60,752
	60,752	1,201,662	11,181	—	1,273,595
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,866	—	—	—	1,866
	1,866	—	—	—	1,866
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,136)	—	—	—	(1,136)
Centrally Cleared Credit Default Swap Agreements	—	(25)	—	—	(25)
	(1,136)	(25)	—	—	(1,161)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	193,622	—	—	—	193,622
Short Term Investments	687	—	—	—	687
	194,309	—	—	—	194,309
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	277	219,017	—	—	219,294
Investment Companies	4,345	—	—	—	4,345
Short Term Investments	2,982	393	—	—	3,375
	7,604	219,410	—	—	227,014
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	21	—	—	—	21
Open Forward Foreign Currency Contracts	—	31	—	—	31
	21	31	—	—	52
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(17)	—	—	—	(17)
Open Forward Foreign Currency Contracts	—	(24)	—	—	(24)
	(17)	(24)	—	—	(41)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	118	325,305	—	—	325,423
Preferred Stocks	4,243	406	—	—	4,649
Short Term Investments	1,953	408	—	—	2,361
	6,314	326,119	—	—	332,433
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	20	—	—	—	20
Open Forward Foreign Currency Contracts	—	79	—	—	79
	20	79	—	—	99

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/RAFI Fundamental Europe Fund (continued)
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(5)	—	—	(5)
	—	(5)	—	—	(5)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	419,878	—	—	—	419,878
Short Term Investments	22,967	677	—	—	23,644
	442,845	677	—	—	443,522
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	77	—	—	—	77
	77	—	—	—	77
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,761,816	—	—	—	2,761,816
Short Term Investments	149,126	8,370	—	—	157,496
	2,910,942	8,370	—	—	2,919,312
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	34	—	—	—	34
Open Forward Foreign Currency Contracts	—	—	—	—	—
	34	—	—	—	34
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(5)	—	—	(5)
	—	(5)	—	—	(5)
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	2,546,829	—	—	—	2,546,829
Short Term Investments	42,494	58,043	—	—	100,537
	2,589,323	58,043	—	—	2,647,366
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	27	—	—	—	27
	27	—	—	—	27
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	5,025,656	—	—	—	5,025,656
Short Term Investments	60,950	103,645	—	—	164,595
	5,086,606	103,645	—	—	5,190,251
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	218	—	—	—	218
	218	—	—	—	218
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	4,776	47,831	—	—	52,607
Rights	—	29	—	—	29
Short Term Investments	2,265	50	—	—	2,315
	7,041	47,910	—	—	54,951
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	16	—	—	—	16
Open Forward Foreign Currency Contracts	—	—	—	—	—
	16	—	—	—	16
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	2,343,518	—	—	—	2,343,518
Short Term Investments	3,915	468	—	—	4,383
	2,347,433	468	—	—	2,347,901
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	138	—	—	—	138
	138	—	—	—	138
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	225,609	—	—	—	225,609
Short Term Investments	4,716	45	—	—	4,761
	230,325	45	—	—	230,370
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	9	—	—	—	9
	9	—	—	—	9
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	2,028,181	—	—	—	2,028,181
Short Term Investments	7,061	363	—	—	7,424
	2,035,242	363	—	—	2,035,605

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/S&P Total Yield Fund (continued)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	102	—	—	—	102
	102	—	—	—	102
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Government And Agency Obligations	—	173,711	—	—	173,711
Corporate Bonds And Notes	—	78,544	—	—	78,544
Non-U.S. Government Agency Asset-Backed Securities	—	54,617	—	—	54,617
Short Term Investments	21,210	73,341	—	—	94,551
	21,210	380,213	—	—	401,423
Assets - Investments in Other Financial Instruments[2]
Centrally Cleared Credit Default Swap Agreements	—	880	—	—	880
	—	880	—	—	880
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(1,255)	—	—	—	(1,255)
	(1,255)	—	—	—	(1,255)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	9,418,517	291,508	9,434	—	9,719,459
Preferred Stocks	—	—	38,102	—	38,102
Short Term Investments	70,385	—	—	—	70,385
	9,488,902	291,508	47,536	—	9,827,946
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	208,728	85,926	—	—	294,654
Government And Agency Obligations	—	80,386	—	—	80,386
Corporate Bonds And Notes	—	62,594	—	—	62,594
Non-U.S. Government Agency Asset-Backed Securities	—	13,275	—	—	13,275
Senior Loan Interests	—	962	—	—	962
Preferred Stocks	939	—	—	—	939
Investment Companies	301	—	—	—	301
Short Term Investments	67,673	—	—	—	67,673
	277,641	243,143	—	—	520,784
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	1,813	—	—	—	1,813
Open Forward Foreign Currency Contracts	—	—	—	—	—
	1,813	—	—	—	1,813
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(672)	—	—	—	(672)
Open Forward Foreign Currency Contracts	—	—	—	—	—
	(672)	—	—	—	(672)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	5,841,703	—	3,119	—	5,844,822
Preferred Stocks	—	—	15,006	—	15,006
Short Term Investments	376,568	—	—	—	376,568
	6,218,271	—	18,125	—	6,236,396
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	865,890	—	—	865,890
Non-U.S. Government Agency Asset-Backed Securities	—	446,887	—	—	446,887
Government And Agency Obligations	—	402,129	—	—	402,129
Short Term Investments	3,964	—	—	—	3,964
	3,964	1,714,906	—	—	1,718,870
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	2,674	—	—	—	2,674
	2,674	—	—	—	2,674
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(852)	—	—	—	(852)
	(852)	—	—	—	(852)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,298,892	—	—	—	4,298,892
Preferred Stocks	54,026	—	—	—	54,026
Corporate Bonds And Notes	—	13,336	—	—	13,336
Short Term Investments	41,372	—	—	—	41,372
	4,394,290	13,336	—	—	4,407,626
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	349,863	—	—	—	349,863
Short Term Investments	709	—	—	—	709
	350,572	—	—	—	350,572

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	228,386	—	—	—	228,386
Short Term Investments	13,604	—	—	—	13,604
	241,990	—	—	—	241,990
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	321,525	—	—	—	321,525
Short Term Investments	8,000	—	—	—	8,000
	329,525	—	—	—	329,525
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	175,123	5,936	—	—	181,059
Corporate Bonds And Notes	—	34,730	—	—	34,730
Investment Companies	12,698	—	—	—	12,698
Preferred Stocks	11,409	—	—	—	11,409
Senior Loan Interests	—	6,513	—	—	6,513
Warrants	543	—	—	—	543
Rights	84	—	14	—	98
Other Equity Interests	—	—	31	—	31
Short Term Investments	32,221	—	—	—	32,221
	232,078	47,179	45	—	279,302
Liabilities - Securities
Common Stocks	(71,830)	—	—	—	(71,830)
Rights	—	—	(81)	—	(81)
	(71,830)	—	(81)	—	(71,911)
Assets - Investments in Other Financial Instruments[2]
Exchange Traded Purchased Options	582	—	—	—	582
OTC Purchased Options	—	32	—	—	32
Open Forward Foreign Currency Contracts	—	197	—	—	197
OTC Total Return Swap Agreements	—	4,631	—	—	4,631
	582	4,860	—	—	5,442
Liabilities - Investments in Other Financial Instruments[2]
Exchange Traded Written Options	(3,374)	—	—	—	(3,374)
OTC Written Options	(271)	(1,187)	—	—	(1,458)
Open Forward Foreign Currency Contracts	—	(266)	—	—	(266)
OTC Total Return Swap Agreements	—	(3,848)	(362)	—	(4,210)
	(3,645)	(5,301)	(362)	—	(9,308)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,327,492	—	—	—	5,327,492
Government And Agency Obligations	—	1,338,386	—	—	1,338,386
Corporate Bonds And Notes	—	952,991	—	—	952,991
Non-U.S. Government Agency Asset-Backed Securities	—	332,258	1,190	—	333,448
Short Term Investments	336,417	43,108	—	—	379,525
	5,663,909	2,666,743	1,190	—	8,331,842
Liabilities - Securities
Government And Agency Obligations	—	(1,150)	—	—	(1,150)
	—	(1,150)	—	—	(1,150)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	722	—	—	—	722
	722	—	—	—	722
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(481)	—	—	—	(481)
	(481)	—	—	—	(481)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	457,983	—	—	457,983
Short Term Investments	—	630,483	—	—	630,483
	—	1,088,466	—	—	1,088,466
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,313,326	20,016	—	—	1,333,342
Short Term Investments	16,564	—	—	—	16,564
	1,329,890	20,016	—	—	1,349,906

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of June 30, 2019, no investments were valued using the NAV per share practical expedient.

2 Derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

3 Unfunded commitments are not reflected in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedule of Investments.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended June 30, 2019:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL Multi-Manager International Small Cap Fund
Common Stocks	—	3,260[3]	(3,260)[3]	—	—	—	—	—
JNL/BlackRock Global Natural Resources Fund
Common Stocks	12,647[4]	—	(12,647)[4]	—	—	—	—	—
Common Stocks	11,933[5]	—	(11,933)[5]	—	—	—	—	—
JNL/Invesco China-India Fund
Common Stocks	—	7,750[6]	(7,750)[6]	—	—	—	—	—
JNL/Invesco International Growth Fund
Common Stocks	—	12,934[7]	(12,934)[7]	—	—	—	—	—
JNL/RAFI Fundamental Europe Fund
Common Stocks	—	11,759[8]	(11,759)[8]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Common Stocks	—	2,386[9]	(2,386)[9]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at June 30, 2019.

2  There were no significant transfers between Level 3 and Level 2 valuations during the period ended June 30, 2019 except for those noted.

3  During the period, the valuation of the common stock held in JNL Multi-Manager International Small Cap Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4  During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

5 During the period, the valuation of the common stocks held in JNL/BlackRock Global Natural Resources Fund were transferred from a Level 3 valuation to a Level 1 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

6  During the period, the valuation of the common stock held in JNL/Invesco China-India Fund was transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2. Previously, they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

7 During the period, the valuation of the common stocks held in JNL/Invesco International Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

8  During the period, the valuation of the common stocks held in JNL/RAFI Fundamental Europe Fund were transferred from a Level 3 valuation to a Level 2 valuation. At period end, the securities were valued by an independent pricing service and were considered a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

9 During the period, the valuation of the common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/S&P Dividend Income & Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by each Fund as Investments - affiliated, at value or Investments - unaffiliated, at value, as applicable,on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt or equity securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Forward Sales Commitments. Certain Funds may purchase or sell forward sales commitments. A forward sales commitment involves a Fund entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of a forward sales commitment involves the risk of loss if the value of the security to be purchased declines before the settlement date while the sale of a forward sales commitment involves the risk that the value of the securities to be sold may increase before the settlement date. A Fund may dispose of or renegotiate forward sales commitments after they are entered into, and may close these positions before they are delivered, which may result in realized gain or loss.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Delayed-Delivery Securities. Certain Funds may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, Funds may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. Certain Funds may sell mortgage-backed or Treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar or Treasury roll transaction. During the period between the sale and repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. For Funds with significant transactions characterized as secured borrowing transactions, any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.

The average daily balance (in thousands) and the weighted average interest rate for Treasury roll transactions accounted for as secured borrowing transactions, for the period ended June 30, 2019, were as follows: JNL/PIMCO Real Return Fund, $854,678 and 1.97%, for 181 days outstanding. At June 30, 2019, JNL/PIMCO Real Return Fund had $644 of deferred income (in thousands) included in Payable for Treasury roll transactions on the Statements of Assets and Liabilities.

The following table details Treasury roll transactions outstanding as of June 30, 2019:

	Collateral	Counterparty	Borrowing Rate/(Fee Income)(%)	Maturity Date	Payable for Treasury Roll Transactions Including Interest Payable($)
JNL/PIMCO Real Return Fund
	U.S. Treasury Obligations	GSC	2.95	07/02/2019	202,977
	U.S. Treasury Obligations	BCL	2.65	07/09/2019	411,779
	U.S. Treasury Obligations	MSC	2.74	07/12/2019	229,693
	U.S. Treasury Obligations	MSC	2.60	08/05/2019	33,212
					877,661

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive principal payments until maturity.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Securities Sold Short. Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short to make delivery to the buyer. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position, the lending broker or lending agent requires assets in the form of securities or cash to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements or cover the short sale obligation. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Credit Linked Structured Notes. A Fund may use credit linked notes to take positions or manage equity price risk in the normal course of pursuing its investment objective. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are typically listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Commodity-Linked Structured Notes. A commodity-linked structured note is a debt instrument that contains a return component based on the movement of a commodity index. These notes typically pay interest on the face value of the instrument and a formula based return tied to a commodity index return. These notes may be issued by U.S. and foreign banks, brokerage firms, insurance companies and other corporations. Performance of the particular commodity index will affect performance of the commodity-linked structured note. Commodity-linked structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. They may be more volatile and less liquid than the underlying linked index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. Commodity-linked structured notes may have early redemption features based on advanced notice from the purchaser or automatic redemption triggered by a preset decline in the underlying commodity index. In addition to fluctuating in response to changes in the underlying commodity index, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Equity-Linked Structured Notes. Certain Funds may invest in equity-linked notes. Equity-linked notes are financial instruments that combine debt and equity characteristics. These notes typically pay interest that is linked to the performance of the underlying equity. Equity-linked notes may be more volatile and less liquid than the underlying equity. In addition to fluctuating price movements in the underlying equity, these notes are debt securities of the issuer and will be subject to credit and interest rate risks that typically affect debt instruments.

Master Limited Partnerships. Certain Funds may invest in Master Limited Partnerships (“MLPs”). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources.

Real Estate Investment Trusts. Certain Funds may invest in Real Estate Investment Trusts (“REITs”). REITs are traded as a stock on major stock exchanges and invests in real estate directly, either through properties or mortgages. REITs typically concentrate on a specific geographic region or property type, receive special tax considerations and are a liquid method of investing in real estate.

Participation Note Securities. Certain Funds may invest in Participation Notes (“P-Notes”). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a Fund to gain exposure to common stocks in markets where direct investment by the Fund may not be allowed or efficient. A Fund may tender a P-Note for cash payment in an amount that reflects the current market value of the underlying equity investments or market, reduced by program fees.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets and Payable for Investment securities purchased in the Statements of Assets and Liabilities and Net change in unrealized appreciation (depreciation) on Investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers and counterparties and payable for deposits from counterparties in the Statements of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase or reverse repurchase agreement.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”). Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions, TBA securities and Treasury roll transactions between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Sub-Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Sub-Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Options Transactions. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies, swap agreements (“swaptions”) and inflation caps and floors. An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract. When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value. There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Depending on the exchange on which an exchange traded futures option is traded, premium may be paid/received when purchasing/writing the option or there may be no premium paid/received when purchasing/writing the option. Exchange traded futures options are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Variation margin on these options is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Exchange traded futures options involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement. The right to exercise is dependent upon the contract terms and can be during the term or at expiration of the option. Swaptions are classified as illiquid investments. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. An inflation cap can be used to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts. A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the OTC market or executed and centrally cleared with a DCO. OTC swaps are typically classified as illiquid investments.

Swap agreements are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. For OTC swaps, premiums paid or received at the beginning of the measurement period are recorded as an asset or liability by the Fund and represent payments made or received upon entering into the OTC swap to compensate for differences between the stated terms of the OTC swap and prevailing market conditions relating to

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the OTC swap. For centrally cleared swaps, daily changes in valuation are recorded as a receivable or payable, as appropriate, and received from or paid to the DCO on a daily basis until the contracts are terminated at which time a realized gain or loss is recorded. The use of centrally cleared swaps may require a Fund to commit initial and variation margin that may otherwise not be required under an OTC swap. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the unrealized gain or loss recorded by a Fund. Such risks include that there is no liquid market for OTC swaps, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement and that there may be unfavorable changes in interest rates or value of underlying securities. Centrally cleared swaps involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Interest Rate Swap Agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements that the Funds have entered into may include: fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; floating-for-floating rate swaps, under which a party agrees to pay a floating rate in exchange for another floating rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.

Cross-Currency Swap Agreements. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall. As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the credit default swap. If a Fund is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap agreement, the Fund will either pay to or receive from the buyer or seller of protection an amount prescribed in that particular swap agreement. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of an issuer (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement as disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index, basket of securities or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. Additionally, long total return swap agreements on equity securities entitle a Fund to receive from the counterparty dividends paid on an individual security and short total return equity swap agreements obligate a Fund to pay the counterparty dividends paid on an individual security. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index, basket of securities or other financial instrument along with any dividends or interest receivable.

Non-Deliverable Bond Forward Contracts. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date. Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. Upfront premiums paid or received are recorded as an asset or liability by the Fund and represent payments paid or received upon entering into the contract that correlate to the stated price of the underlying security. These upfront premiums are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the contract. The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform. These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Contracts for Difference. Contracts for differences (“CFDs”) are privately negotiated contracts between a buyer and seller stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The Funds entered into CFDs where the underlying instrument was a specified security. The Fund can take either a short or long position on the underlying instrument. In exchange for exposure to the underlying asset, the buyer pays a financing fee, which depending on market factors, can result in either expense or income for the buyer. The financing fee disclosed reflects the cost of each CFD from the perspective of the Fund and is dependent upon whether the position is long or short. For long positions, the Fund pays the financing fee. For short positions, the financing fee can be positive or negative depending on whether the spread is greater or less than the floating rate. To the extent the floating rate plus or minus the spread is negative, that is the financing fee paid by the Fund. If the rate is positive, the financing fee generates income for the Fund. CFDs are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. A realized gain or loss is recorded at termination of the contract. There is no expiration date to the contract, but a CFD is typically terminated by the buyer. A Fund’s maximum risk of loss from counterparty credit risk for a CFD agreement is the ability for the counterparty to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty is unable to make payments, the value of the contract may be reduced.

FASB ASC Topic 815, “Derivatives and Hedging” and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table (in thousands) of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2019. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table (in thousands) of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2019. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume (in thousands) for the period ended June 30, 2019.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL Multi-Manager Alternative Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers, to speculate on changes in credit quality and to manage duration at the cross-sector level. The Fund entered into total return swap agreements as a substitute for investment in physical securities. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL Multi-Manager Alternative Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	2	160	350	96	608
Forward foreign currency contracts	—	—	—	994	—	994
[8] Variation margin on futures/futures options contracts	—	—	—	6	94	100
[8] Variation margin on swap agreements	—	62	—	—	221	283
OTC swap agreements	—	42	2,648	—	1,234	3,924
Total derivative instruments assets	—	106	2,808	1,350	1,645	5,909
Derivative instruments liabilities:
Written options, at value	—	—	92	85	718	895
Forward foreign currency contracts	—	—	—	1,176	—	1,176
[8] Variation margin on futures/futures options contracts	—	—	—	17	284	301
[8] Variation margin on swap agreements	—	—	—	—	28	28
OTC swap agreements	—	—	3,195	—	—	3,195
OTC swap premiums received	—	38	—	—	—	38
Total derivative instruments liabilities	—	38	3,287	1,278	1,030	5,633
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	(4)	(61)	(925)	(443)	(882)	(2,315)
Written option contracts	—	30	437	282	1,597	2,346
Forward foreign currency contracts	—	—	—	2,074	—	2,074
Futures/futures options contracts	—	—	—	107	(1,876)	(1,769)
Swap agreements	—	455	(26,457)	—	1,008	(24,994)
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	20	(39)	56	(14)	23
Written options	—	4	(101)	(58)	473	318
Forward foreign currency contracts	—	—	—	(954)	—	(954)
Futures/futures options contracts	—	—	—	262	1,863	2,125
Swap agreements	—	577	4,655	—	(5,293)	(61)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL Multi-Manager Alternative Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	526	(221)	(240)	65	—	240
BNP	81	(59)	—	22	—	—
BOA	1,338	(148)	(1,190)	—	—	1,212
CGM	72	(66)	—	6	—	—
CIT	190	(190)	—	—	110	111
CSI	—	—	—	—	10	—
GSC	2,550	(1,886)	—	664	—	—
JPM	465	(278)	(150)	37	—	150
Derivatives eligible for offset	5,222	(2,848)	(1,580)	794
Derivatives not eligible for offset	687				—	—
	5,909
Derivative Liabilities by Counterparty*
BBH	4	—	—	4	—	—
BCL	221	(221)	—	—	—	—
BNP	59	(59)	—	—	—	—
BOA	148	(148)	—	—	640	—
CGM	66	(66)	—	—	—	—
CIT	260	(190)	—	70	—	—
CSI	115	—	—	115	—	—
GSC	1,886	(1,886)	—	—	15,360	—
JPM	278	(278)	—	—	630	—
MBL	83	—	(83)	—	950	—
MLP	—	—	—	—	100	—
MSC	1,258	—	(1,258)	—	3,100	17,535
SSB	67	—	—	67	—	—
Derivatives eligible for offset	4,445	(2,848)	(1,341)	256
Derivatives not eligible for offset	1,188				6,428	—
	5,633

JNL Multi-Manager Alternative Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	1,703	863,077	141,723	195,013	—	38,791	99,823	85,943

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/AQR Managed Futures Strategy Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and commodities, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in the U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in interest rates and securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/AQR Managed Futures Strategy Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,512	—	1,512
[8] Variation margin on futures/futures options contracts	375	—	357	9	150	891
OTC swap agreements	10	—	16	—	—	26
Total derivative instruments assets	385	—	373	1,521	150	2,429
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	2,002	—	2,002
[8] Variation margin on futures/futures options contracts	298	—	135	126	69	628
OTC swap agreements	205	—	13	—	—	218
Total derivative instruments liabilities	503	—	148	2,128	69	2,848
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(1,500)	—	(1,500)
Futures/futures options contracts	(3,965)	—	(1,522)	(2,271)	10,522	2,764
Swap agreements	(163)	—	(894)	—	—	(1,057)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	504	—	504
Futures/futures options contracts	(1,941)	—	(1,299)	901	2,158	(181)
Swap agreements	(346)	—	38	—	—	(308)

JNL/AQR Managed Futures Strategy Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	10	(10)	—	—	—	—
CIT	1,512	(1,512)	—	—	—	—
MSC	16	(13)	—	3	—	—
Derivatives eligible for offset	1,538	(1,535)	—	3
Derivatives not eligible for offset	891				—	—
	2,429
Derivative Liabilities by Counterparty*
CGM	199	(10)	—	189	—	—
CIT	2,002	(1,512)	(490)	—	2,621	—
MLP	6	—	(6)	—	1,250	—
MSC	13	(13)	—	—	453	—
Derivatives eligible for offset	2,220	(1,535)	(496)	189
Derivatives not eligible for offset	628				11,602	—
	2,848

JNL/AQR Managed Futures Strategy Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	1,021,827	516,910	—	—	—	17,837

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/BlackRock Advantage International Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to manage cash flows. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/BlackRock Advantage International Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	3	—	—	3
Total derivative instruments assets	—	—	3	—	—	3
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(43)	—	(43)
Futures/futures options contracts	—	—	(11)	—	—	(11)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	3	—	—	3

JNL/BlackRock Advantage International Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	390	46	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/BlackRock Global Allocation Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management and/or hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, securities prices and interest rate swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management and/or hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative values trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to maintain its ability to generate income at prevailing market rates and to obtain interest rate and yield curve exposure. The Fund entered into currency and cross-currency swap agreements as a means of risk management and/or hedging, to minimize foreign currency exposure on investment securities denominated in foreign currencies and to secure debt at better value by borrowing at the best available rate regardless of the currency then crossing currency exposure for the desired currency. The Fund entered into credit default swap agreements to obtain credit exposure and to speculate on changes in credit quality. The Fund entered into total return swaps to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to invest in swap positions on dividend futures to obtain exposure to dividend payments. The fund entered into contract for differences as a substitute for investment in physical securities, to obtain exposure to or hedge changes in securities prices, to obtain short exposure and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/BlackRock Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	1,834	—	13,246	729	2,209	18,018
Forward foreign currency contracts	—	—	—	2,952	—	2,952
[8] Variation margin on swap agreements	—	7	—	—	—	7
OTC swap agreements	—	—	634	—	—	634
Total derivative instruments assets	1,834	7	13,880	3,681	2,209	21,611
Derivative instruments liabilities:
Written options, at value	—	—	12,310	705	743	13,758
Forward foreign currency contracts	—	—	—	2,055	—	2,055
[8] Variation margin on futures/futures options contracts	—	—	450	—	—	450
OTC swap agreements	—	—	414	—	—	414
Total derivative instruments liabilities	—	—	13,174	2,760	743	16,677
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	3,598	—	685	(2,007)	(4,436)	(2,160)
Written option contracts	(1,761)	—	431	683	4,264	3,617
Forward foreign currency contracts	—	—	—	(620)	—	(620)
Futures/futures options contracts	—	—	(7,825)	—	(567)	(8,392)
Swap agreements	—	178	(26)	—	2,985	3,137
Net change in unrealized appreciation (depreciation) on:
Purchased options	350	—	6,017	(766)	648	6,249
Written options	(8)	—	6,200	195	873	7,260
Forward foreign currency contracts	—	—	—	1,144	—	1,144
Futures/futures options contracts	—	—	(2,157)	—	360	(1,797)
Swap agreements	—	245	(1,260)	—	(3,585)	(4,600)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/BlackRock Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	137	(137)	—	—	—	—
BNP	710	(706)	—	4	—	—
BOA	2,203	(1,317)	(435)	451	—	435
CGM	320	(320)	—	—	—	—
CIT	2,458	(1,205)	—	1,253	—	—
CSI	1,713	(572)	(1,141)	—	1,290	—
GSC	3,131	(432)	(1,610)	1,089	1,610	—
JPM	1,107	(1,107)	—	—	430	—
MSC	3,369	(3,369)	—	—	—	—
NSI	2,607	(1,153)	(1,200)	254	1,200	—
SGB	1,723	(69)	(670)	984	670	—
UBS	2,126	(2,126)	—	—	—	214
Derivatives eligible for offset	21,604	(12,513)	(5,056)	4,035
Derivatives not eligible for offset	7				—	—
	21,611
Derivative Liabilities by Counterparty*
BCL	1,419	(137)	(1,282)	—	—	1,371
BNP	706	(706)	—	—	—	164
BOA	1,317	(1,317)	—	—	—	—
CGM	992	(320)	—	672	—	—
CIT	1,205	(1,205)	—	—	—	171
CSI	572	(572)	—	—	—	—
GSC	432	(432)	—	—	—	—
JPM	1,428	(1,107)	—	321	—	—
MSC	4,532	(3,369)	(1,129)	34	—	1,129
NSI	1,153	(1,153)	—	—	—	—
SGB	69	(69)	—	—	—	—
UBS	2,402	(2,126)	(276)	—	—	8,035
Derivatives eligible for offset	16,227	(12,513)	(2,687)	1,027
Derivatives not eligible for offset	450				6,107	—
	16,677

JNL/BlackRock Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	31,787	74,730	387,478	239,125	—	7,381	10,050	2,500

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Boston Partners Global Long Short Equity Fund Derivative Strategies - The Fund entered into option contracts as a directional investment, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into contracts for difference as a substitute for investment in physical securities and to obtain short exposure.

JNL/Boston Partners Global Long Short Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
OTC swap agreements	—	—	155	—	—	155
Total derivative instruments assets	—	—	155	—	—	155
Derivative instruments liabilities:
Written options, at value	—	—	5,400	—	—	5,400
OTC swap agreements	—	—	843	—	—	843
Total derivative instruments liabilities	—	—	6,243	—	—	6,243
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Written option contracts	—	—	110	—	—	110
Forward foreign currency contracts	—	—	—	(119)	—	(119)
Swap agreements	—	—	(397)	—	—	(397)
Net change in unrealized appreciation (depreciation) on:
Written options	—	—	(2,442)	—	—	(2,442)
Forward foreign currency contracts	—	—	—	(25)	—	(25)
Swap agreements	—	—	(371)	—	—	(371)

JNL/Boston Partners Global Long Short Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	153	(153)	—	—	—	—
MBL	2	(2)	—	—	—	—
Derivatives eligible for offset	155	(155)	—	—
Derivatives not eligible for offset	—				—	—
	155
Derivative Liabilities by Counterparty*
GSC	527	(153)	(340)	34	340	—
MBL	180	(2)	(178)	—	1,400	—
MSC	136	—	(136)	—	900	—
Derivatives eligible for offset	843	(155)	(654)	34
Derivatives not eligible for offset	5,400				—	—
	6,243

JNL/Boston Partners Global Long Short Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Contracts for Difference ($)
Average monthly volume	3,862	—	2,613	—	—	—	—	19,983

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Fidelity Institutional Asset Management Total Bond Fund Derivative Strategies – The Fund entered into options as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and interest rate swap valuations. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest and yield curve exposure. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to hedge a portfolio of credit default swap agreements or bonds, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to manage overall exposure to credit markets.

JNL/Fidelity Institutional Asset Management Total Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	974	974
Written option contracts	—	—	—	—	(813)	(813)
Forward foreign currency contracts	—	—	—	556	—	556
Futures/futures options contracts	—	—	—	—	6,226	6,226
Swap agreements	—	(466)	—	—	1,787	1,321
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	(347)	(347)
Written options	—	—	—	—	25	25
Forward foreign currency contracts	—	—	—	242	—	242
Futures/futures options contracts	—	—	—	—	(494)	(494)
Swap agreements	—	698	—	—	(778)	(80)

JNL/Fidelity Institutional Asset Management Total Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	977	437,351	474,128	836,314	—	46,710	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Franklin Templeton Global Multisector Bond Fund Derivative Strategies - The fund entered into options contracts as a directional investment, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in foreign currencies. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to create foreign currency exposure in U.S. dollar cash balances, as a means of risk management and/or hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure.

JNL/Franklin Templeton Global Multisector Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	7,051	—	7,051
[8] Variation margin on swap agreements	—	—	—	—	1,686	1,686
Total derivative instruments assets	—	—	—	7,051	1,686	8,737
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	14,787	—	14,787
Total derivative instruments liabilities	—	—	—	14,787	—	14,787
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	27,628	—	27,628
Swap agreements	—	—	—	—	128	128
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	258	—	258
Swap agreements	—	—	—	—	(39,280)	(39,280)

JNL/Franklin Templeton Global Multisector Bond Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	86	(86)	—	—	—	—
BNP	1,373	(316)	(1,057)	—	—	1,206
CIT	616	(616)	—	—	—	—
DUB	235	(235)	—	—	370	—
GSC	1,760	(1,760)	—	—	—	—
HSB	505	(505)	—	—	—	—
JPM	2,461	(2,461)	—	—	—	—
UBS	15	(15)	—	—	—	—
Derivatives eligible for offset	7,051	(5,994)	(1,057)	—
Derivatives not eligible for offset	1,686				—	—
	8,737
Derivative Liabilities by Counterparty*
BCL	473	(86)	(387)	—	390	—
BNP	316	(316)	—	—	—	—
BOA	611	—	(610)	1	610	—
CIT	1,744	(616)	(940)	188	940	—
DUB	2,579	(235)	(2,344)	—	2,660	—
GSC	3,065	(1,760)	(1,305)	—	1,320	—
HSB	1,394	(505)	(651)	238	651	—
JPM	4,339	(2,461)	(1,254)	624	1,254	—
SCB	7	—	—	7	—	—
UBS	259	(15)	(241)	3	241	—
Derivatives eligible for offset	14,787	(5,994)	(7,732)	1,061
Derivatives not eligible for offset	—				28,403	—
	14,787

JNL/Franklin Templeton Global Multisector Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	—	1,757,117	348,816	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Franklin Templeton Growth Allocation Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities and to obtain exposure to or hedge changes in securities prices and interest rates. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes. The Fund entered into credit default swaps to hedge a portfolio of credit default swap agreements or bonds.

JNL/Franklin Templeton Growth Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	63	—	1	64
[8] Variation margin on swap agreements	—	6	—	—	—	6
Total derivative instruments assets	—	6	63	—	1	70
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Swap agreements	—	3	—	—	—	3
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	54	—	3	57
Swap agreements	—	5	—	—	—	5

JNL/Franklin Templeton Growth Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	18,464	64,594	—	—	9,800	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund Derivative Strategies – The Fund entered into purchased options to obtain exposure to or hedge changes in interest rates. The Fund entered into futures contracts as a means of risk management/hedging, as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure. The Fund entered into non-deliverable bond forward contracts as a substitute for investment in physical securities.

JNL/Goldman Sachs Emerging Markets Debt Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	1,619	—	1,619
[8] Variation margin on swap agreements	—	—	—	—	218	218
OTC swap agreements	—	42	—	—	325	367
OTC swap premiums paid	—	259	—	—	25	284
Total derivative instruments assets	—	301	—	1,619	568	2,488
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	923	—	923
[8] Variation margin on futures/futures options contracts	—	—	—	—	3	3
[8] Variation margin on swap agreements	—	3	—	—	84	87
OTC swap agreements	—	577	—	—	24	601
OTC swap premiums received	—	58	—	—	11	69
Total derivative instruments liabilities	—	638	—	923	122	1,683
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(17)	(17)
Forward foreign currency contracts	—	—	—	1,487	—	1,487
Futures/futures options contracts	—	—	—	—	(450)	(450)
Swap agreements	—	(92)	—	—	1,952	1,860
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(283)	—	(283)
Futures/futures options contracts	—	—	—	—	355	355
Swap agreements	—	(10)	—	—	555	545

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Goldman Sachs Emerging Markets Debt Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BCL	27	(9)	—	18	—	—
BOA	42	(42)	—	—	—	—
CGM	63	(63)	—	—	—	—
CSI	7	(7)	—	—	—	—
DUB	41	(41)	—	—	—	—
JPM	114	(114)	—	—	—	—
MSC	1,692	(923)	(50)	719	50	—
Derivatives eligible for offset	1,986	(1,199)	(50)	737
Derivatives not eligible for offset	502				—	—
	2,488
Derivative Liabilities by Counterparty*
BCL	9	(9)	—	—	—	—
BOA	93	(42)	—	51	—	—
CGM	210	(63)	—	147	—	—
CIT	68	—	(68)	—	180	—
CSI	21	(7)	(14)	—	30	—
DUB	46	(41)	—	5	—	—
JPM	154	(114)	(10)	30	10	—
MSC	923	(923)	—	—	4,880	—
Derivatives eligible for offset	1,524	(1,199)	(92)	233
Derivatives not eligible for offset	159				4,680	—
	1,683

JNL/Goldman Sachs Emerging Markets Debt Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)	Notional Amount of Non-Deliverable Bond Forward Contracts ($)
Average monthly volume	20	63,968	320,783	335,698	—	47,706	—	1,327

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/JPMorgan Global Allocation Fund Derivatives Strategies – The Fund entered into purchased options contracts as a directional investment, as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy, to generate income, to obtain exposure to or hedge changes in securities prices and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as a means of short-term cash deployment, as an efficient means of obtaining exposure to certain markets as part of its investment strategy, to manage cash flows, to obtain exposure to or hedge changes in securities prices, interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as a part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage inflation risk. The Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/JPMorgan Global Allocation Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	—	186	—	—	186
Forward foreign currency contracts	—	—	—	2	—	2
[8] Variation margin on futures/futures options contracts	—	—	35	1	—	36
Total derivative instruments assets	—	—	221	3	—	224
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	3	—	3
[8] Variation margin on futures/futures options contracts	—	—	—	1	—	1
Total derivative instruments liabilities	—	—	—	4	—	4
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	10	—	—	10
Forward foreign currency contracts	—	—	—	(80)	—	(80)
Futures/futures options contracts	—	—	(884)	—	485	(399)
Swap agreements	—	—	122	—	(51)	71
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	(15)	—	—	(15)
Forward foreign currency contracts	—	—	—	50	—	50
Futures/futures options contracts	—	—	57	(16)	(178)	(137)
Swap agreements	—	—	(413)	—	70	(343)

JNL/JPMorgan Global Allocation Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	2	—	—	2	—	—
Derivatives eligible for offset	2	—	—	2
Derivatives not eligible for offset	222				—	—
	224
Derivative Liabilities by Counterparty*
BCL	3	—	—	3	—	—
Derivatives eligible for offset	3	—	—	3
Derivatives not eligible for offset	1				11	627
	4

JNL/JPMorgan Global Allocation Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	30	17,298	11,021	1,569	—	—	1,023

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/JPMorgan Hedged Equity Fund Derivative Strategies - The Fund entered into options as a means of risk management/hedging. The Fund entered into futures contracts as a means of risk management/hedging and to manage cash flows.

JNL/JPMorgan Hedged Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	—	3,379	—	—	3,379
[8] Variation margin on futures/futures options contracts	—	—	23	—	—	23
Total derivative instruments assets	—	—	3,402	—	—	3,402
Derivative instruments liabilities:
Written options, at value	—	—	3,431	—	—	3,431
Total derivative instruments liabilities	—	—	3,431	—	—	3,431
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	(4,653)	—	—	(4,653)
Written option contracts	—	—	(6,231)	—	—	(6,231)
Futures/futures options contracts	—	—	797	—	—	797
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	171	—	—	171
Written options	—	—	127	—	—	127
Futures/futures options contracts	—	—	(51)	—	—	(51)

JNL/JPMorgan Hedged Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	4,842	3,800	—	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Mellon Emerging Markets Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/Mellon Emerging Markets Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	67	—	—	67
Total derivative instruments liabilities	—	—	67	—	—	67
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	18	—	18
Futures/futures options contracts	—	—	960	—	—	960
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	1,232	—	—	1,232

JNL/Mellon Emerging Markets Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	18,380	5	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Mellon International Index Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/Mellon International Index Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts†	—	—	—	70	—	70
[8] Variation margin on futures/futures options contracts	—	—	84	—	—	84
Total derivative instruments assets	—	—	84	70	—	154
Derivative instruments liabilities:
Forward foreign currency contracts†	—	—	—	35	—	35
[8] Variation margin on futures/futures options contracts	—	—	13	—	—	13
Total derivative instruments liabilities	—	—	13	35	—	48
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	103	—	103
Futures/futures options contracts	—	—	1,385	—	—	1,385
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(51)	—	(51)
Futures/futures options contracts	—	—	352	—	—	352

† The JNL/Mellon International Index Fund's forward foreign currency contracts are not subject to an enforceable master netting agreement. These amounts are presented gross on the Fund's Statement of Assets and Liabilities.

JNL/Mellon International Index Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	13,461	25,998	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Neuberger Berman Strategic Income Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. The Fund entered into foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, to hedge foreign currency exposure between trade date and settlement date on investment security purchases and sales and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/Neuberger Berman Strategic Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	203	—	203
[8] Variation margin on futures/futures options contracts	—	—	—	2	83	85
Total derivative instruments assets	—	—	—	205	83	288
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	505	—	505
[8] Variation margin on futures/futures options contracts	—	—	—	—	63	63
Total derivative instruments liabilities	—	—	—	505	63	568
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1,287	—	1,287
Futures/futures options contracts	—	—	—	26	(13,806)	(13,780)
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(762)	—	(762)
Futures/futures options contracts	(37)	—	—	7	1,239	1,209

JNL/Neuberger Berman Strategic Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
GSC	157	(157)	—	—	—	—
JPM	46	(46)	—	—	—	—
Derivatives eligible for offset	203	(203)	—	—
Derivatives not eligible for offset	85				—	—
	288
Derivative Liabilities by Counterparty*
GSC	214	(157)	—	57	—	—
JPM	291	(46)	—	245	—	—
Derivatives eligible for offset	505	(203)	—	302
Derivatives not eligible for offset	63				—	2,603
	568

JNL/Neuberger Berman Strategic Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	395,786	44,353	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/PIMCO Income Fund Derivative Strategies – The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation and credit default swap valuations and to take position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and to obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers. The Fund entered into total return swap agreements as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

JNL/PIMCO Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	2,513	—	2,513
[8] Variation margin on futures/futures options contracts	—	—	—	—	280	280
[8] Variation margin on swap agreements	—	31	—	—	627	658
OTC swap agreements	—	4,603	—	—	3	4,606
OTC swap premiums paid	—	116	—	—	—	116
Total derivative instruments assets	—	4,750	—	2,513	910	8,173
Derivative instruments liabilities:
Written options, at value	—	8	—	—	—	8
Forward foreign currency contracts	—	—	—	1,841	—	1,841
[8] Variation margin on futures/futures options contracts	—	—	—	—	143	143
[8] Variation margin on swap agreements	—	2	—	—	482	484
OTC swap agreements	—	8	—	—	—	8
OTC swap premiums received	—	1,561	—	—	—	1,561
Total derivative instruments liabilities	—	1,579	—	1,841	625	4,045
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	—	—	(18)	(18)
Written option contracts	—	266	—	—	—	266
Forward foreign currency contracts	—	—	—	4,751	—	4,751
Futures/futures options contracts	—	—	—	—	11,614	11,614
Swap agreements	—	1,385	2,639	—	1,685	5,709
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	—	—	—	7	7
Written options	—	82	—	—	—	82
Forward foreign currency contracts	—	—	—	1,368	—	1,368
Futures/futures options contracts	(690)	—	—	—	(1,327)	(2,017)
Swap agreements	—	8,457	—	—	(11,343)	(2,886)

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/PIMCO Income Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
CGM	476	(16)	—	460	—	—
CIT	1,769	(1,592)	(8)	169	8	—
CSI	78	(3)	(50)	25	50	—
DUB	125	—	(50)	75	50	—
GSC	4,671	(246)	(650)	3,775	650	—
GSI	—	—	—	—	3,030	—
Derivatives eligible for offset	7,119	(1,857)	(758)	4,504
Derivatives not eligible for offset	1,054				—	—
	8,173
Derivative Liabilities by Counterparty*
CGM	16	(16)	—	—	—	—
CIT	1,592	(1,592)	—	—	—	—
CSI	3	(3)	—	—	—	—
GSC	246	(246)	—	—	—	—
Derivatives eligible for offset	1,857	(1,857)	—	—
Derivatives not eligible for offset	2,188				10,504	6,552
	4,045

	Gross Amount Presented in the Statement of Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)

					Total Collateral [5]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
CGM	146,957	(146,367)	(590)	—	1,169	—
CSI	7,724	(7,722)	(2)	—	660	—
GSC	103,755	(103,558)	—	197	—	—
JPM	—	—	—	—	78	—
	258,436	(257,647)	(592)	197

Master Forward Agreement Transaction Liabilities by Counterparty*
CGM	146,367	(146,367)	—	—	—	—
CSI	7,722	(7,722)	—	—	—	—
GSC	103,558	(103,558)	—	—	—	308
	257,647	(257,647)	—	—

JNL/PIMCO Income Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	98	415,521	347,126	368,385	—	237,469	68,143

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/PIMCO Real Return Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, to generate income, to obtain exposure to or hedge changes in foreign currencies, interest rates, inflation, interest rate swap valuations and credit default swap valuations and to take a position on expectations of volatility of a reference entity. The Fund entered into futures contracts as an efficient means of obtaining exposure to certain markets as part of its investment strategy and to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into interest rate swap agreements to manage duration, as a substitute for investment in physical securities, to execute yield curve, swap spread and sovereign relative value trades and obtain interest rate and yield curve exposure. The Fund entered into credit default swap agreements to obtain credit exposure and to provide a measure of protection against defaults of issuers.

JNL/PIMCO Real Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	1	—	—	—	1
Forward foreign currency contracts	—	—	—	2,024	—	2,024
[8] Variation margin on futures/futures options contracts	—	—	—	—	698	698
[8] Variation margin on swap agreements	—	—	—	—	765	765
OTC swap agreements	—	362	—	—	—	362
OTC swap premiums paid	—	161	—	—	129	290
Total derivative instruments assets	—	524	—	2,024	1,592	4,140
Derivative instruments liabilities:
Written options, at value	—	7	—	—	38	45
Forward foreign currency contracts	—	—	—	3,837	—	3,837
[8] Variation margin on futures/futures options contracts	—	—	—	—	660	660
[8] Variation margin on swap agreements	—	21	—	—	172	193
OTC swap agreements	—	164	—	—	2,062	2,226
OTC swap premiums received	—	299	—	—	—	299
Total derivative instruments liabilities	—	491	—	3,837	2,932	7,260
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	(9)	—	—	4,285	4,276
Written option contracts	—	157	—	—	(3,142)	(2,985)
Forward foreign currency contracts	—	—	—	8,480	—	8,480
Futures/futures options contracts	—	—	—	—	(17,067)	(17,067)
Swap agreements	—	(536)	—	—	4,366	3,830
Net change in unrealized appreciation (depreciation) on:
Purchased options	—	7	—	—	(13)	(6)
Written options	—	77	—	—	126	203
Forward foreign currency contracts	—	—	—	(5,457)	—	(5,457)
Futures/futures options contracts	(433)	—	—	—	3,259	2,826
Swap agreements	—	(1,170)	—	—	(8,401)	(9,571)

JNL/PIMCO Real Return Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
ANZ	34	—	—	34	—	—
BNP	417	(417)	—	—	—	—
BOA	108	(108)	—	—	—	—
CIT	884	(884)	—	—	—	—
CSI	1	(1)	—	—	—	—
DUB	281	(281)	—	—	170	—
JPM	166	(166)	—	—	—	—
MLP	81	(33)	—	48	—	—
MSC	164	(164)	—	—	910	—
SCB	233	(233)	—	—	—	—
UBS	18	(18)	—	—	—	—
Derivatives eligible for offset	2,387	(2,305)	—	82
Derivatives not eligible for offset	1,753				—	—
	4,140
Derivative Liabilities by Counterparty*
BNP	599	(417)	—	182	—	—
BOA	486	(108)	—	378	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
CGM	50	—	—	50	—	—
CIT	1,723	(884)	(787)	52	—	787
CSI	1	(1)	—	—	—	—
DUB	2,046	(281)	(1,765)	—	—	1,888
JPM	275	(166)	—	109	—	—
MLP	33	(33)	—	—	—	—
MSC	477	(164)	(313)	—	550	—
SCB	373	(233)	(61)	79	—	61
UBS	20	(18)	—	2	—	—
Derivatives eligible for offset	6,083	(2,305)	(2,926)	852
Derivatives not eligible for offset	1,177				3,858	10,343
	7,260

	Gross Amount Presented in the Statements of Assets and Liabilities[8]($)	Financial Instruments[4]($)	Collateral[5]($)	Net Amount[8]($)

					Total Collateral [7]
					Cash($)	Security($)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	449,042	(444,385)	(4,657)	—	5,823	—
CGM	50,386	(50,247)	—	139	—	—
CSI	4,934	(4,934)	—	—	280	—
GSC	228,860	(228,691)	(169)	—	310	—
JPM	126,729	(126,580)	(149)	—	357	—
MLP	—	—	—	—	1,600	—
MSC	288,584	(288,268)	(316)	—	1,061	—
	1,148,535	(1,143,105)	(5,291)	139

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	444,385	(444,385)	—	—	—	—
CGM	50,247	(50,247)	—	—	—	—
CSI	4,938	(4,934)	—	4	—	—
GSC	229,691	(228,691)	—	—	—	—
JPM	126,580	(126,580)	—	—	—	—
MSC	288,268	(288,268)	—	—	—
	1,144,109	(1,143,105)	—	4

JNL/PIMCO Real Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	3,166	1,080,512	625,913	734,780	—	52,241	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/PPM America Total Return Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions. The Fund entered into credit default swap agreements as a substitute for investment in physical securities, to obtain credit exposure, to provide a measure of protection against defaults of issuers and to manage credit exposure.

JNL/PPM America Total Return Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	1	81	82
[8] Variation margin on swap agreements	—	3	—	—	—	3
Total derivative instruments liabilities	—	3	—	1	81	85
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	(16)	(370)	(386)
Swap agreements	—	(28)	—	—	—	(28)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	(5)	844	839
Swap agreements	—	158	—	—	—	158

JNL/PPM America Total Return Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	243,600	—	—	—	7,447	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/RAFI Fundamental Asia Developed Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Asia Developed Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	31	—	31
[8] Variation margin on futures/futures options contracts	—	—	9	—	—	9
Total derivative instruments assets	—	—	9	31	—	40
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	24	—	24
[8] Variation margin on futures/futures options contracts	—	—	27	—	—	27
Total derivative instruments liabilities	—	—	27	24	—	51
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	(632)	—	(632)
Futures/futures options contracts	—	—	184	—	—	184
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(5)	—	(5)
Futures/futures options contracts	—	—	37	—	—	37

JNL/RAFI Fundamental Asia Developed Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	6	—	—	6	—	—
CIT	7	(2)	—	5	—	—
HSB	5	—	—	5	—	—
JPM	6	(6)	—	—	—	—
MSC	7	—	—	7	—	—
Derivatives eligible for offset	31	(8)	—	23
Derivatives not eligible for offset	9				—	—
	40
Derivative Liabilities by Counterparty*
CIT	2	(2)	—	—	—	—
JPM	22	(6)	—	16	—	—
Derivatives eligible for offset	24	(8)	—	16
Derivatives not eligible for offset	27				—	393
	51

JNL/RAFI Fundamental Asia Developed Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	4,687	8,122	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/RAFI Fundamental Europe Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Fundamental Europe Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Forward foreign currency contracts	—	—	—	79	—	79
[8] Variation margin on futures/futures options contracts	—	—	42	—	—	42
Total derivative instruments assets	—	—	42	79	—	121
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	5	—	5
Total derivative instruments liabilities	—	—	—	5	—	5
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	12	—	12
Futures/futures options contracts	—	—	252	—	—	252
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	69	—	69
Futures/futures options contracts	—	—	30	—	—	30

JNL/RAFI Fundamental Europe Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	1	—	—	1	—	—
CIT	57	(2)	—	55	—	—
HSB	8	—	—	8	—	—
RBC	13	—	—	13	—	—
Derivatives eligible for offset	79	(2)	—	77
Derivatives not eligible for offset	42				—	—
	121
Derivative Liabilities by Counterparty*
BMO	1	—	—	1	—	—
CIT	2	(2)	—	—	—	—
SGA	1	—	—	1	—	—
UBS	1	—	—	1	—	—
Derivatives eligible for offset	5	(2)	—	3
Derivatives not eligible for offset	—				—	408
	5

JNL/RAFI Fundamental Europe Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	2,416	9,736	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/RAFI Multi-Factor U.S. Equity Fund– The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into forward foreign currency contracts to create foreign currency exposure in U.S. dollar cash balances.

JNL/RAFI Multi-Factor U.S. Equity Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	914	—	—	914
Total derivative instruments assets	—	—	914	—	—	914
Derivative instruments liabilities:
Forward foreign currency contracts	—	—	—	5	—	5
Total derivative instruments liabilities	—	—	—	5	—	5
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	2,064	—	—	2,064
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	(22)	—	(22)
Futures/futures options contracts	—	—	238	—	—	238

JNL/RAFI Multi-Factor U.S. Equity Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
Derivatives eligible for offset	—	—	—	—
Derivatives not eligible for offset	914				—	—
	914
Derivative Liabilities by Counterparty*
BOA	1	—	—	1	—	—
CIT	1	—	—	1	—	—
HSB	1	—	—	1	—	—
JPM	1	—	—	1	—	—
UBS	1	—	—	1	—	—
Derivatives eligible for offset	5	—	—	5
Derivatives not eligible for offset	—				—	8,370
	5

JNL/RAFI Multi-Factor U.S. Equity Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	19,684	2,200	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/S&P International 5 Fund Derivative Strategies - The Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/S&P International 5 Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	3	—	—	3
Total derivative instruments assets	—	—	3	—	—	3
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	1	—	1
Futures/futures options contracts	—	—	(6)	—	—	(6)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	21	—	—	21

JNL/S&P International 5 Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	573	112	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Scout Unconstrained Bond Fund Derivative Strategies - The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into credit default swap agreements as a substitute for investment in physical securities and to obtain credit exposure.

JNL/Scout Unconstrained Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on swap agreements	—	37	—	—	—	37
Total derivative instruments assets	—	37	—	—	—	37
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	94	94
Total derivative instruments liabilities	—	—	—	—	94	94
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(3,277)	(3,277)
Swap agreements	—	2,690	—	—	—	2,690
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	(1,938)	(1,938)
Swap agreements	—	1,450	—	—	—	1,450

JNL/Scout Unconstrained Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	245,390	—	—	—	57,731	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/T. Rowe Managed Volatility Balanced Fund Derivative Strategies – The Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging, to obtain exposure to or hedge changes in interest rates and to replicate treasury bond positions. The Fund entered into foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL/T. Rowe Price Managed Volatility Balanced Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
[8] Variation margin on futures/futures options contracts	—	—	513	—	11	524
Total derivative instruments assets	—	—	513	—	11	524
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	2	2
Total derivative instruments liabilities	—	—	—	—	2	2
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	9	—	9
Futures/futures options contracts	—	—	6,833	—	(1,316)	5,517
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	5,572	—	(40)	5,532

JNL/T. Rowe Price Managed Volatility Balanced Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	125,784	177	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/T. Rowe Price Short-Term Bond Fund Derivative Strategies – The Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies.

JNL/T. Rowe Price Short-Term Bond Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments liabilities:
[8] Variation margin on futures/futures options contracts	—	—	—	—	101	101
Total derivative instruments liabilities	—	—	—	—	101	101
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Forward foreign currency contracts	—	—	—	18	—	18
Futures/futures options contracts	—	—	—	—	3,233	3,233
Net change in unrealized appreciation (depreciation) on:
Forward foreign currency contracts	—	—	—	2	—	2
Futures/futures options contracts	—	—	—	—	(370)	(370)

JNL/T. Rowe Price Short-Term Bond Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	—	434,684	795	—	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

JNL/Westchester Capital Event Driven Fund Derivative Strategies - The Fund entered into option contracts as a substitute for investment in physical securities, as a means of risk management/hedging, as an efficient means of adjusting overall exposure to certain markets as part of its overall investment strategy, to generate income and to obtain exposure to or hedge changes in securities prices. The Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. The Fund entered into total return swap agreements as a substitute for investment in physical securities.

JNL/Westchester Capital Event Driven Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2019
Derivative instruments assets:
Purchased options, at value	—	—	613	—	—	613
Forward foreign currency contracts	—	—	—	197	—	197
OTC swap agreements	—	—	4,627	—	4	4,631
Total derivative instruments assets	—	—	5,240	197	4	5,441
Derivative instruments liabilities:
Written options, at value	—	—	4,832	—	—	4,832
Forward foreign currency contracts	—	—	—	266	—	266
OTC swap agreements	—	—	4,210	—	—	4,210
Total derivative instruments liabilities	—	—	9,042	266	—	9,308
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2019
Net realized gain (loss) on:
Purchased option contracts	—	—	(2,153)	—	—	(2,153)
Written option contracts	—	—	639	—	—	639
Forward foreign currency contracts	—	—	—	383	—	383
Swap agreements	—	—	4,686	—	—	4,686
Net change in unrealized appreciation (depreciation) on:
Purchased options	(968)	—	(744)	—	—	(1,712)
Written options	—	—	(2,164)	—	—	(2,164)
Forward foreign currency contracts	—	—	—	(276)	—	(276)
Swap agreements	—	—	(1,027)	—	17	(1,010)

JNL/Westchester Capital Event Driven Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	2,611	(2,374)	—	237	—	—
GSC	115	—	—	115	—	—
JPM	2,134	(2,134)	—	—	—	—
Derivatives eligible for offset	4,860	(4,508)	—	352
Derivatives not eligible for offset	581				—	—
	5,441
Derivative Liabilities by Counterparty*
BOA	2,374	(2,374)	—	—	14,200	—
JPM	3,560	(2,134)	(1,426)	—	20,090	—
Derivatives eligible for offset	5,934	(4,508)	(1,426)	—
Derivatives not eligible for offset	3,374				—	—
	9,308

JNL/Westchester Capital Event Driven Fund – Average Derivative Volume6

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Interest Rate Swap Agreements ($)	Notional Amount of Cross-Currency Swap Agreements ($)	Notional Amount of Credit Default Swap Agreements ($)	Notional Amount of Total Return Swap Agreements ($)
Average monthly volume	4,626	—	23,253	—	—	—	136,018

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The financial instruments eligible for offset table is presented for the following Fund, which held forward foreign currency contracts with significant exposure to several counterparties which were eligible for offset with each counterparty.

JNL/Franklin Templeton Mutual Shares Fund – Derivative and Financial Instruments Eligible for Offset

	Gross Amount Presented in the Statements of				Total Collateral [5]
	Assets and Liabilities[1]($)	Financial Instruments[2]($)	Collateral[3]($)	Net Amount[4]($)	Cash($)	Security($)
Derivative Assets by Counterparty*
BOA	22	—	—	22	—	—
HSB	53	(33)	—	20	—	—
Derivatives eligible for offset	75	(33)	—	42
Derivatives not eligible for offset	—				—	—
	75
Derivative Liabilities by Counterparty*
HSB	33	(33)	—	—	—	—
Derivatives eligible for offset	33	(33)	—	—
Derivatives not eligible for offset	—				—	—
	33

1 Amounts eligible for offset are presented on a gross basis in the Statements of Assets and Liabilities.

2 Financial instruments eligible for offset, but not offset in the Statements of Assets and Liabilities.

3 Cash and security collateral not offset in the Statements of Assets and Liabilities. For derivative assets and liabilities, amounts do not reflect over-collateralization.

4 For assets, net amount represents the amount payable by the counterparty to the Fund in the event of default. For liabilities, net amount represents the amount payable by the Fund to the counterparty in the event of default.

5 Cash and security collateral pledged or segregated for derivative investments. For assets, amount reflects collateral received from or segregated by the counterparty. For liabilities, amount reflects collateral pledged or segregated by the Fund. Collateral for derivatives not eligible for offset includes amounts pledged for margin purposes.

6 The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

7 Investment liabilities and assets include delayed delivery securities and secured borrowings. Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investments. The net amount reflects net unrealized gain or loss offset by any collateral with the counterparty. The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

8 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

* Counterparties are defined on page 238 in the Schedules of Investments.

The derivative strategy for Funds which held only one type of derivative during the period is as follows: JNL/AQR Large Cap Defensive Style Fund and JNL/AQR Large Cap Relaxed Constraint Equity Fund entered into futures contracts to manage cash flow. JNL/BlackRock Advantage International Fund entered into futures contracts as a substitute for investment in physical securities, as a means of risk management/hedging and to manage cash flows. JNL/DoubleLine Core Fixed Income Fund entered into forward foreign currency contracts to gain directional exposure to currencies as part of its overall investment strategy, as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/DoubleLine Shiller Enhanced CAPE Fund entered into total return swap agreements to obtain exposure to or hedge changes in securities prices, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy. JNL/Franklin Templeton Income Fund held written options during the measurement period as a means of risk management/hedging and to generate income. JNL/Franklin Templeton Mutual Shares Fund entered into forward foreign currency contracts as a means of risk management/hedging and to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL/Harris Oakmark Global Equity Fund entered into forward foreign currency contracts as a means of risk management/hedging. JNL/Invesco Diversified Dividend Fund entered into forward foreign currency contracts to reduce foreign currency exposure on investment securities denominated in foreign currencies. JNL S&P 500 Index Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/Mellon Utilities Sector Fund, JNL/Morningstar Wide Moat Index Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Mid 3 Fund and JNL/S&P Total Yield Fund entered into futures contracts as a substitute for investment in physical securities, to manage cash flows and to hedge accrued dividends. JNL/PPM America Floating Rate Income Fund and JNL/PPM America High Yield Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates. JNL/WMC Balanced Fund entered into futures contracts as a means of risk management/hedging, short-term cash deployment and as an efficient means of obtaining exposure to certain markets as part of its investment strategy. JNL Multi-Manager International Small Cap Fund, JNL BlackRock Global Natural Resources Fund, JNL Causeway International Value Select Fund, JNL/Crescent High Income Fund, JNL/First State Global Infrastructure Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL Franklin Templeton Global Fund, JNL/Franklin Templeton International Small Cap Fund, JNL/GQG Emerging Markets Equity Fund, JNL/Invesco China-India Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco International Growth Fund, JNL/JPMorgan MidCap Growth Fund, JNL/Lazard Emerging Markets Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/Oppenheimer Global Growth Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Mid-Cap Growth Fund and JNL/T. Rowe Price Value Fund entered into forward foreign currency contracts to settle security purchases and sales denominated in foreign currencies. Due to the number of days between the foreign currency contracts’ trade and settlement dates, the Adviser has deemed the foreign currency contracts as forward foreign currency contracts for accounting and financial reporting purposes.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

The derivative instruments outstanding as of June 30, 2019, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and change in unrealized gains and losses on derivative instruments during the period ended June 30, 2019, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds. For Funds which held only one type of derivative during the period, the average monthly derivative volume (in thousands) is as follows:

	Cost of Options Purchased and Written ($)	Notional Value at Purchase of Futures Contracts ($)	Cost of Forward Foreign Currency Contracts ($)	Notional Amount of Total Return Swap Agreements ($)
JNL Multi-Manager International Small Cap Fund	—	—	759	—
JNL S&P 500 Index Fund	—	562	—	—
JNL/AQR Large Cap Defensive Style Fund	—	1,030	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	—	3,326	—	—
JNL/BlackRock Global Natural Resources Fund	—	—	105	—
JNL/Causeway International Value Select Fund	—	—	2,781	—
JNL/DoubleLine Core Fixed Income Fund	—	—	96	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	—	—	—	1,572,114
JNL/First State Global Infrastructure Fund	—	—	964	—
JNL/FPA + DoubleLine Flexible Allocation Fund	—	—	322	—
JNL/Franklin Templeton Global Fund	—	—	373	—
JNL/Franklin Templeton Income Fund	23	—	—	—
JNL/Franklin Templeton International Small Cap Fund	—	—	702	—
JNL/Franklin Templeton Mutual Shares Fund	—	—	64,988	—
JNL/GQG Emerging Markets Equity Fund	—	—	1,671	—
JNL/Harris Oakmark Global Equity Fund	—	—	23,678	—
JNL/Invesco China-India Fund	—	—	578	—
JNL/Invesco Diversified Dividend Fund	—	—	23,294	—
JNL/Invesco Global Real Estate Fund	—	—	2,527	—
JNL/Invesco International Growth Fund	—	—	3,962	—
JNL/Lazard Emerging Markets Fund	—	—	1,042	—
JNL/Loomis Sayles Global Growth Fund	—	—	58	—
JNL/Mellon Consumer Staples Sector Fund	—	523	—	—
JNL/Mellon Industrials Sector Fund	—	286	—	—
JNL/Mellon Materials Sector Fund	—	82	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	—	139	—	—
JNL/Mellon Real Estate Sector Fund	—	698	—	—
JNL/Mellon S&P 1500 Growth Index Fund	—	593	—	—
JNL/Mellon S&P 1500 Value Index Fund	—	139	—	—
JNL/Mellon S&P 400 MidCap Index Fund	—	38,000	—	—
JNL/Mellon S&P 500 Index Fund	—	127,245	—	—
JNL/Mellon Small Cap Index Fund	—	9,753	—	—
JNL/Mellon Utilities Sector Fund	—	1,289	—	—
JNL/Morningstar Wide Moat Index Fund	—	3,117	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	—	—	720	—
JNL/Oppenheimer Global Growth Fund	—	—	878	—
JNL/PPM America Floating Rate Income Fund	—	14,734	—	—
JNL/PPM America High Yield Bond Fund	—	170,070	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund	—	3,436	—	—
JNL/S&P Competitive Advantage Fund	—	9,847	—	—
JNL/S&P Dividend Income & Growth Fund	—	19,971	—	—
JNL/S&P Intrinsic Value Fund	—	12,789	—	—
JNL/S&P Mid 3 Fund	—	764	—	—
JNL/S&P Total Yield Fund	—	12,651	—	—
JNL/T. Rowe Price Established Growth Fund	—	—	232	—
JNL/T. Rowe Price Mid-Cap Growth Fund	—	—	24	—
JNL/WMC Balanced Fund	—	119,462	—	—

Pledged or Segregated Collateral. The following tables summarize cash and securities collateral pledged (in thousands) for Funds at June 30, 2019 for which collateral exists but was not presented in a Derivative and Financial Instruments Eligible for Offset table:

		Futures Contracts		Swap Agreements	Options
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL S&P 500 Index Fund	GSC	—	60	—	—
JNL/AQR Large Cap Defensive Style Fund	JPM	49	—	—	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	JPM	146	—	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	MSC	—	111	—	—
JNL/Franklin Templeton Growth Allocation Fund	JPM	607	—	198	—
JNL/JPMorgan Hedged Equity Fund	GSC	280	—	—	86,282
JNL/Mellon Consumer Staples Sector Fund	GSC	—	30	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

		Futures Contracts		Swap Agreements	Options
	Counterparties	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)	Pledged or Segregated Cash($)	Pledged or Segregated Securities($)
JNL/Mellon Emerging Markets Index Fund	GSC	—	1,504	—	—
JNL/Mellon Industrials Sector Fund	GSC	—	35	—	—
JNL/Mellon International Index Fund	GSC	—	916	—	—
JNL/Mellon Materials Sector Fund	GSC	—	4	—	—
JNL/Mellon MSCI KLD 400 Social Index Fund	GSC	—	9	—	—
JNL/Mellon Real Estate Sector Fund	GSC	—	50	—	—
JNL/Mellon S&P 1500 Growth Index Fund	GSC	—	35	—	—
JNL/Mellon S&P 1500 Value Index Fund	GSC	—	8	—	—
JNL/Mellon S&P 400 MidCap Index Fund	GSC	—	1,782	—	—
JNL/Mellon S&P 500 Index Fund	GSC	—	7,961	—	—
JNL/Mellon Small Cap Index Fund	GSC	—	368	—	—
JNL/Mellon Utilities Sector Fund	GSC	—	85	—	—
JNL/Morningstar Wide Moat Index Fund	GSC	—	184	—	—
JNL/PPM America Floating Rate Income Fund	RBS	122	—	—	—
JNL/PPM America High Yield Bond Fund	BOA	1,551	—	—	—
JNL/S&P Competitive Advantage Fund	GSC	—	543	—	—
JNL/S&P Dividend Income & Growth Fund	GSC	—	1,145	—	—
JNL/S&P International 5 Fund	GSC	—	50	—	—
JNL/S&P Intrinsic Value Fund	GSC	—	468	—	—
JNL/S&P Mid 3 Fund	GSC	—	45	—	—
JNL/S&P Total Yield Fund	GSC	—	363	—	—
JNL/T. Rowe Price Managed Volatility Balanced Fund	JPM	—	5,516	—	—
JNL/T. Rowe Price Short-Term Bond Fund	GSC	—	1,074	—	—

		Securities Sold Short
	Lending Agent/Prime Broker	Pledged Cash($)	Segregated Securities($)
JNL Multi-Manager Alternative Fund	GSI/JPM	68,513	281,213
JNL/AQR Large Cap Relaxed Constraint Equity Fund	SSB	913	119,939
JNL/BlackRock Global Allocation Fund	UBS	—	2,996,024
JNL/Boston Partners Global Long Short Equity Fund	GSI	199,649	126,692
JNL/FPA + DoubleLine Flexible Allocation Fund	JPM	91,469	246,788
JNL/Westchester Capital Event Driven Fund	GSI/JPM	74,986	71,924

NOTE 7. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Foreign Securities Risk. Investing in securities of foreign companies or issued by foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk. Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time or currencies may become illiquid for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of the U.S. government or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the U.S. or abroad.

Leverage Risk. Certain Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions may involve leverage of a Fund’s assets. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

Emerging Market Securities Risk. Investing in securities of emerging market countries generally involves greater risk than investing in foreign securities in developed markets. Emerging market countries typically have economic and political systems that are less fully developed and are likely to be less stable than those in more advanced countries. These risks include the potential for government intervention, adverse changes in earnings and business prospects, liquidity, credit and currency risks, and price volatility.

Sanctioned Securities Risk. Certain Funds may invest in securities issued by companies located in Russia. The U.S. Government and other governments have placed sanctions on Russia. When sanctions are placed on a country, the Fund may experience limitations on its investments including the inability to dispose of securities in that country, the inability to settle securities transactions in that country and the inability to repatriate currency from that country. Investments in sanctioned countries may be volatile, and the Fund and its pricing agent may have difficulty valuing such sanctioned country securities. Investments in sanctioned countries are subject to a number of risks, including, but not limited to, liquidity risk, foreign securities risk and currency risk.

Real Estate Investment Risk. Certain Funds may concentrate their assets in the real estate industry and investments in these Funds will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. The value of a Fund’s investment in REITs may be affected by the management skill of the persons managing the REIT. Because REITs have expenses of their own, the Fund will bear a proportional share of those expenses. For Funds that focus their investments in REITs and other companies related to the real estate industry, the value of shares may rise and fall more than the value of shares of a Fund that invests in a broader range of companies.

Participation Note Risk. The JNL/GQG Emerging Markets Equity Fund invests in P-Notes. P-Notes may contain various risks including the potential inability of the counterparty to fulfill its obligations under the terms of the contract. An issuer of P-Notes may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or credit rating may affect a security’s value. These securities may be more volatile and less liquid than other investments held by the Fund.

Master Limited Partnership Risk. Investment in MLPs involves some risks that differ from an investment in the common stock of a corporation. Holders of MLPs have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services.

JNAM also serves as the Administrator to the Funds. The Funds pay an administrative fee based on the average daily net assets of each Fund, accrued daily and paid monthly. In return for the administrative fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal (except for litigation expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees ("Independent Trustees") and independent legal counsel to the Independent Trustees, and a portion of the costs associated with the Chief Compliance Officer.

The following schedules indicate the range of the advisory fee at various net asset levels and the administrative fee each Fund was obligated to pay JNAM. For the advisory fee ranges presented, refer to the Trust’s Prospectus for the specific percentage of average daily net assets and break points for each Fund.

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL Multi-Manager Alternative Fund	1.20	1.20	1.20 – 1.08	0.20	0.18
JNL Multi-Manager International Small Cap Fund	0.75	0.75	0.75 – 0.705	0.15	0.13
JNL Multi-Manager Mid Cap Fund	0.65	0.65	0.625 – 0.58	0.15	0.13
JNL/Multi-Manager Small Cap Growth Fund	0.65	0.60	0.55 – 0.53	0.10	0.09
JNL/Multi-Manager Small Cap Value Fund	0.75	0.75 – 0.67	0.65 – 0.63	0.10	0.09
JNL S&P 500 Index Fund	0.20	0.20	0.20 – 0.155	0.10	0.09
JNL/AQR Large Cap Defensive Style Fund	0.40	0.40	0.40 – 0.35	0.15	0.13
JNL/AQR Large Cap Relaxed Constraint Equity Fund	0.70	0.70 – 0.65	0.65 – 0.63	0.15	0.13
JNL/AQR Managed Futures Strategy Fund	0.85	0.85	0.80 – 0.73	0.15	0.13
JNL/BlackRock Advantage International Fund	0.55	0.55	0.55 – 0.49	0.15	0.13
JNL/BlackRock Global Allocation Fund	0.65	0.65	0.65 – 0.54	0.15	0.13
JNL/BlackRock Global Natural Resources Fund	0.60	0.60 - 0.50	0.50 – 0.47	0.15	0.13
JNL/BlackRock Large Cap Select Growth Fund	0.60	0.60 - 0.55	0.50 – 0.43	0.10	0.09
JNL/Boston Partners Global Long Short Equity Fund[1]	1.10	1.10	1.05 – 0.98	0.15	0.13
JNL/Causeway International Value Select Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/ClearBridge Large Cap Growth Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/Crescent High Income Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/DFA International Core Equity Fund	0.525	0.525	0.525 – 0.48	0.15	0.13
JNL/DFA U.S. Core Equity Fund	0.40	0.40	0.40 – 0.38	0.10	0.09
JNL/DoubleLine Core Fixed Income Fund	0.39	0.39	0.39 – 0.34	0.10	0.09
JNL/DoubleLine Emerging Markets Fixed Income Fund	0.65	0.65	0.60 – 0.58	0.15	0.13
JNL/DoubleLine Shiller Enhanced CAPE Fund[2]	0.60	0.60	0.575 – 0.53	0.15	0.13
JNL/Fidelity Institutional Asset Management Total Bond Fund[8]	0.40	0.40	0.38 – 0.33	0.10	0.09
JNL/First State Global Infrastructure Fund	0.70	0.70	0.69 – 0.61	0.15	0.13
JNL/FPA + DoubleLine Flexible Allocation Fund	0.675	0.675	0.675 – 0.58	0.15	0.13
JNL/Franklin Templeton Global Fund	0.65	0.65 – 0.55	0.50 – 0.48	0.15	0.13
JNL/Franklin Templeton Global Multisector Bond Fund	0.60	0.60	0.60 – 0.455	0.15	0.13
JNL/Franklin Templeton Growth Allocation Fund[9]	0.55	0.55	0.55 – 0.51	0.15	0.13
JNL/Franklin Templeton Income Fund	0.70	0.65 – 0.55	0.50 – 0.48	0.10	0.09
JNL/Franklin Templeton International Small Cap Fund	0.80	0.80	0.75 – 0.68	0.15	0.13
JNL/Franklin Templeton Mutual Shares Fund	0.62	0.62	0.57 – 0.54	0.10	0.09
JNL/Goldman Sachs Emerging Markets Debt Fund	0.625	0.625 – 0.575	0.575 – 0.555	0.15	0.13
JNL/GQG Emerging Markets Equity Fund	0.90	0.90	0.90 – 0.84	0.15	0.13
JNL/Harris Oakmark Global Equity Fund[3]	0.75	0.75 – 0.70	0.70 – 0.63	0.15	0.13
JNL/Heitman U.S. Focused Real Estate Fund	0.65	0.65	0.65 – 0.58	0.15	0.13
JNL/Invesco China-India Fund[4]	0.75	0.75	0.725 – 0.68	0.15	0.13
JNL/Invesco Diversified Dividend Fund	0.525	0.525	0.525 – 0.48	0.15	0.13
JNL/Invesco Global Real Estate Fund	0.60	0.60	0.60 – 0.55	0.15	0.13
JNL/Invesco International Growth Fund	0.55	0.55	0.50 – 0.46	0.15	0.13
JNL/Invesco Small Cap Growth Fund	0.675	0.675	0.675 – 0.61	0.10	0.09
JNL/JPMorgan Global Allocation Fund[10]	0.60	0.60	0.60 – 0.54	0.15	0.13
JNL/JPMorgan Hedged Equity Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/JPMorgan MidCap Growth Fund	0.60	0.60 – 0.55	0.55 – 0.43	0.10	0.09
JNL/JPMorgan U.S. Government & Quality Bond Fund	0.40	0.40 – 0.30	0.25 – 0.23	0.10	0.09
JNL/Lazard Emerging Markets Fund	0.80	0.80 – 0.75	0.75 – 0.73	0.15	0.13
JNL/Loomis Sayles Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/Mellon Consumer Staples Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Emerging Markets Index Fund	0.30	0.30	0.25 – 0.18	0.15	0.13
JNL/Mellon Industrials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Advisory Fee (m-millions)			Administrative Fee (b-billions)
	$0 to $100m (%)	$100m to $500m (%)	Over $500m (%)	$0 to $3b (%)	Over $3b (%)
JNL/Mellon Materials Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon Real Estate Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/Mellon S&P 500 Index Fund	0.17	0.17	0.13 – 0.09	0.10	0.09
JNL/Mellon S&P 400 MidCap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon S&P 1500 Growth Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon S&P 1500 Value Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Mellon Small Cap Index Fund	0.19	0.19	0.14 – 0.11	0.10	0.09
JNL/Mellon International Index Fund	0.20	0.20	0.15 - 0.12	0.15	0.13
JNL/Mellon MSCI KLD 400 Social Index Fund	0.25	0.25	0.25 – 0.18	0.15	0.13
JNL/Mellon Bond Index Fund	0.18	0.18	0.15 – 0.12	0.10	0.09
JNL/Mellon Utilities Sector Fund	0.24 – 0.21	0.18	0.18 – 0.15	0.15	0.13
JNL/MFS Mid Cap Value Fund	0.60	0.55	0.55 – 0.52	0.10	0.09
JNL/Morningstar Wide Moat Index Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Neuberger Berman Strategic Income Fund	0.50	0.50	0.45 – 0.38	0.15	0.13
JNL/Oppenheimer Emerging Markets Innovator Fund	1.00	1.00	0.95 – 0.88	0.15	0.13
JNL/Oppenheimer Global Growth Fund	0.50	0.50	0.50 – 0.48	0.15	0.13
JNL/PIMCO Income Fund	0.50	0.50	0.50 – 0.43	0.15	0.13
JNL/PIMCO Real Return Fund	0.39	0.39	0.39 – 0.345	0.10	0.09
JNL/PPM America Floating Rate Income Fund	0.50	0.50	0.45 – 0.405	0.15	0.13
JNL/PPM America High Yield Bond Fund	0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/PPM America Mid Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Small Cap Value Fund	0.65	0.65 – 0.55	0.50 – 0.455	0.10	0.09
JNL/PPM America Total Return Fund	0.40	0.40	0.40 – 0.33	0.10	0.09
JNL/PPM America Value Equity Fund	0.45	0.45 – 0.40	0.40 – 0.37	0.10	0.09
JNL/RAFI Fundamental Asia Developed Fund[5]	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental Europe Fund[6]	0.21	0.18	0.18 – 0.16	0.15	0.13
JNL/RAFI Fundamental U.S. Small Cap Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/RAFI Multi-Factor U.S. Equity Fund	0.18	0.18	0.18 – 0.15	0.15	0.13
JNL/S&P Competitive Advantage Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Dividend Income & Growth Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P International 5 Fund	0.30	0.30	0.25 – 0.23	0.15	0.13
JNL/S&P Intrinsic Value Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Mid 3 Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/S&P Total Yield Fund	0.30	0.30	0.25 – 0.23	0.10	0.09
JNL/Scout Unconstrained Bond Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/T.Rowe Price Established Growth Fund	0.55	0.55 – 0.50	0.45 – 0.42	0.10	0.09
JNL/T.Rowe Price Managed Volatility Balanced Fund	0.55	0.55	0.55 – 0.48	0.15	0.13
JNL/T.Rowe Price Mid-Cap Growth Fund	0.65	0.65 – 0.60	0.60 – 0.58	0.10	0.09
JNL/T.Rowe Price Short-Term Bond Fund	0.35	0.35 – 0.30	0.30 – 0.255	0.10	0.09
JNL/T.Rowe Price Value Fund[7]	0.55	0.55 – 0.48	0.48 – 0.46	0.10	0.09
JNL/Vanguard Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Vanguard Moderate Growth ETF Allocation Fund	0.20	0.20	0.20 – 0.155	0.15	0.13
JNL/Westchester Capital Event Driven Fund	1.05	1.05	1.05 – 0.88	0.10	0.08
JNL/WMC Balanced Fund	0.45 – 0.40	0.40 – 0.35	0.325 – 0.305	0.10	0.09
JNL/WMC Government Money Market Fund	0.18	0.18	0.15 – 0.13	0.10	0.09
JNL/WMC Value Fund	0.45	0.45 – 0.40	0.35 – 0.33	0.10	0.09

1 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 1.10%, the range for $100 million to $500 million was 1.10% and for over $500 million was 1.10% - 1.03%.

2 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.625%, the range for $100 million to $500 million was 0.625% and for over $500 million was 0.60% - 0.53%.

3 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.75%, the range for $100 million to $500 million was 0.75% - 0.70% and for over $500 million was 0.70% - 0.655%.

4 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.75%, the range for $100 million to $500 million was 0.75% and for over $500 million was 0.75% - 0.705%.

5 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.27% - 0.21%, the range for $100 million to $500 million was 0.18% and for over $500 million was 0.18% - 0.16%.

6 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.27% - 0.21%, the range for $100 million to $500 million was 0.18% and for over $500 million was 0.18% - 0.16%.

7 Prior to April 29, 2019, for advisory fees, the range for $0 to $100 million was 0.59%, the range for $100 million to $500 million was 0.59% - 0.49% and for over $500 million was 0.49% - 0.47%.

8 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.45%, the range for $100 million to $500 million was 0.45% and for over $500 million was 0.40% - 0.33%.

9 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.00%, the range for $100 million to $500 million was 0.00% and for over $500 million was 0.00%.

10 Prior to June 24, 2019, for advisory fees, the range for $0 to $100 million was 0.65%, the range for $100 million to $500 million was 0.65% and for over $500 million was 0.625% - 0.58%.

Advisory Fee Waivers and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL/WMC Government Money Market Fund to the extent necessary to limit operating expenses of each class of shares of the Fund (excluding brokerage expense, interest, taxes, and extraordinary expenses) to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. JNAM may recover previously reimbursed expenses from the Fund for fees waived and reimbursed for a period of three years from the end of the fiscal year in which fees were waived and a reimbursement took place. During the period ended

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

June 30, 2019, JNAM recovered $1,259 of previously reimbursed expenses (in thousands) for Class A shares. At June 30, 2019, the amount of potentially recoverable expenses (in thousands) was $1,982 for Class A shares that expires on December 31, 2019.

Pursuant to a contractual fee waiver agreement, JNAM has agreed to waive 100% of advisory fees attributable to JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund and JNL/T. Rowe Price Value Fund’s investment in T. Rowe Price Institutional Floating Rate Fund, an affiliate of the Sub-Adviser. None of the waived advisory fees can be recaptured by JNAM.

Pursuant to a contractual and voluntary fee waiver agreement, JNAM agreed to waive a portion of its advisory fees for each of the following Funds. None of the waived advisory fees can be recaptured by JNAM. The amount of waived expenses for each Fund is recorded as Expense waiver in each Fund’s Statement of Operations.

Contractual Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/AQR Large Cap Relaxed Constraint Equity Fund[1]	0.025 for net assets between $500 million - $1 billion and 0.05 for net assets over $1 billion
JNL S&P 500 Index Fund	0.17
JNL/Vanguard Growth ETF Allocation Fund	0.04
JNL/Vanguard Moderate ETF Allocation Fund	0.05
JNL/Vanguard Moderate Growth ETF Allocation Fund	0.05
[1] Prior to April 29, 2019, the contractual advisory fee waiver was a voluntary advisory fee waiver.

Voluntary Advisory Fee Waiver as a Percentage of Average Daily Net Assets (%)
JNL/Boston Partners Global Long Short Equity Fund[1]	0.05 for net assets over $500 million
JNL/DoubleLine Shiller Enhanced CAPE Fund[1]	0.025 on net assets between $0 - $1 billion
JNL/Harris Oakmark Global Equity Fund[1]	0.03 for net assets between $1 billion - $3 billion and 0.025 for net assets over $3 billion
JNL/Invesco China-India Fund[1]	0.025 for net assets over $500 million
JNL/T.Rowe Price Mid-Cap Growth Fund	0.01 for net assets between $1 billion - $5 billion
JNL/T.Rowe Price Value Fund[1]	0.04 for net assets up to $150 million, 0.01 for net assets between $150 million - $1 billion, 0.02 for net assets between $1 billion - $5 billion, and 0.01 on net assets over $5 billion
[1] Effective April 29, 2019, this voluntary waiver converted to a contractual fee reduction.

Administrative Fee Waivers. Pursuant to contractual waiver agreements, JNAM agreed to waive 0.05% of the administrative fees of the Class I shares of JNL/DFA U.S. Core Equity Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon Utilities Sector Fund, JNL/RAFI Fundamental U.S. Small Cap Fund, JNL/S&P International 5 Fund and JNL/S&P Mid 3 Fund and 0.12% of the administrative fee of Class I shares of JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund. None of the waived administrative fees can be recaptured by JNAM. The amount of waived expenses for the Funds is recorded as Expense waiver in each Fund’s Statement of Operations.

Distribution Fees. The Trust has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A Shares of the Funds pay a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of each Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Funds’ Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Funds is 0.30% of the average daily net assets of the Class A shares of each Fund. Each Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan are reflected as 12b-1 fees (Class A) in each Fund’s Statement of Operations.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

Directed Brokerage Commissions. A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund. Any amount credited to the Fund is reflected as Brokerage commissions recaptured in the Statements of Operations.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which JNAM serves as the Adviser or the other party to the transaction is another fund advised by the Sub-Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 trades are executed at current market price at the time of the transaction. The following Funds had Rule 17a-7 transactions (in thousands) that were deemed significant by the Adviser during the period ended June 30, 2019.

	Purchase of Securities($)	Proceeds from Sales of Securities($)
JNL/PIMCO Income Fund	339,082	2,096
JNL/S&P Competitive Advantage Fund	29,967	27,705
JNL/S&P Dividend Income & Growth Fund	24,902	57,660
JNL/S&P Intrinsic Value Fund	77,806	41,490
JNL/S&P Total Yield Fund	44,389	50,208

Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities.  Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.

For the period ended June 30, 2019, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):

Fund	Gross Payments from JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholding Tax Reimbursed by JNAM ($)
JNL Multi-Manager Alternative Fund	89	—	—	89
JNL Multi-Manager Mid Cap Fund	26	—	—	26
JNL/AQR Large Cap Relaxed Constraint Equity Fund	7	—	—	7
JNL/Boston Partners Global Long Short Equity Fund	134	24	61	49
JNL/ClearBridge Large Cap Growth Fund	28	—	—	28
JNL/DFA U.S. Core Equity Fund	23	—	—	23
JNL/Invesco Global Real Estate Fund	234	35	103	96
JNL/JPMorgan MidCap Growth Fund	58	10	—	48
JNL/MFS Mid Cap Value Fund	44	—	—	44
JNL/T.Rowe Price Established Growth Fund	107	—	—	107
JNL/T.Rowe Price Managed Volatility Balanced Fund	96	22	18	56
JNL/T.Rowe Price Mid-Cap Growth Fund	217	—	—	217
JNL/T.Rowe Price Value Fund	263	—	—	263

NOTE 9. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The Funds, with the exception of JNL/WMC Government Money Market Fund, participate in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. Effective May 31, 2019, JNL Multi-Manager International Small Cap Fund, JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund and JNL/Vanguard Moderate Growth ETF Allocation Fund were added to the SCA. Effective June 24, 2019, JNL/AQR Large Cap Defensive Style Fund, JNL/BlackRock Advantage International Fund and JNL/DFA International Core Equity Fund were added to the SCA. Effective May 31, 2019, the Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. Prior to May 31, 2019, the amount available under the facility was $675,000,000. JNL/PPM America Floating Rate Income Fund has priority to utilize $150,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 22.2% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 77.8% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPM Chase which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed by the Funds under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, with the exception of JNL/WMC Government Money Market Fund, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the respective Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

NOTE 10. FUND ACQUISITIONS

Tax Free Exchange. The following tables include information (in thousands) relating to acquisitions completed on June 24, 2019. The acquisitions were completed by a tax free exchange of Class A and Class I shares for the acquired and acquiring Funds indicated below pursuant to a plan of reorganization approved by the Board and approved by the acquired Fund's shareholders, as applicable. The purpose of the acquisitions was to combine Funds with similar investment objectives and strategies. Shares were issued at NAV based on the fair value of the assets received by the acquiring Funds. The cost basis of the investments received from the acquired Funds was carried forward to align ongoing reporting of the acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/BlackRock Global Long Short Credit Fund	JNL/Crescent High Income Fund
Class A	Class A	40,972	4,630	98,916	9,254	3,833
Class I	Class I	—	—	563,635	53,146	—
JNL/PPM America Long Short Credit Fund	JNL/PPM America High Yield Bond Fund
Class A	Class A	18,195	2,174	1,569,948	117,365	1,361
Class I	Class I	559	70	538,035	34,280	36
JNL/AQR Risk Parity Fund	JNL/T. Rowe Price Managed Volatility Balanced Fund
Class A	Class A	27,270	2,247	494,242	2	2,154
Class I	Class I	1	—	1,173	39,054	—

Immediately prior to the reorganization, the cost, market value and unrealized appreciation (depreciation) of investments (in thousands) for the acquired Funds were as follows:

Acquired Fund	Cost of Investments($)	Value of Investments($)	Net Unrealized Appreciation/ (Depreciation)($)
JNL/PPM America Long Short Credit Fund	11,690	11,891	201
JNL/BlackRock Global Long Short Credit Fund	4,487	1,157	(3,330)
JNL/AQR Risk Parity Fund	–	–	–

Assuming the acquisitions had been completed on January 1, 2019, the acquiring Funds’ unaudited pro forma results of operations (in thousands) for the period ended June 30, 2019, would have been:

Acquiring Fund	Net Investment Income (Loss)($)	Net Realized Gain (Loss)($)	Net Change in Unrealized Appreciation/ (Depreciation)($)	Net Change in Net Assets from Operations($)
JNL/Crescent High Income Fund	17,505	(9,075)	36,957	45,387
JNL/PPM America High Yield Bond Fund	56,504	(55,709)	199,078	199,873
JNL/T. Rowe Price Managed Volatility Balanced Fund	5,027	5,148	59,039	69,214

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed June 24, 2019, it is not practicable to separate the amounts of net investment income (loss) and net realized and unrealized gain (loss) of the acquired Funds in each acquiring Fund’s Statement of Operations.

The following table includes information (in thousands) relating to acquisitions completed on June 24, 2019. The acquisitions were completed as a tax free exchange of Class A and Class I shares of Funds in the Trust for Class A and Class I shares, respectively, of funds in JNL Variable Fund LLC ("Company") pursuant to a plan of reorganization approved by the Trust's and Company's Boards. The purpose of the acquisitions was to facilitate the acquisition of funds with similar investment objectives and strategies into the Trust. The acquired funds are considered the accounting survivors for financial reporting purposes.

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
JNL/Mellon Capital JNL 5 Fund[1]	JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	Class A	2,825,864	212,185	–	–	212,185
Class I	Class I	18,563	1,394	–	–	1,394
JNL/Mellon Capital S&P SMid 60 Fund[1]	JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	Class A	451,529	78,388	–	–	78,388

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

		Acquired Fund		Acquiring Fund
Acquired Fund	Acquiring Fund	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Net Assets on Acquisition Date ($)	Shares Outstanding on Acquisition Date	Shares of Acquiring Fund Issued in Exchange
Class I	Class I	1,928	344	–	–	344

1 Acquired Fund is a separate series of JNL Variable Fund LLC.

NOTE 11. INCOME TAX MATTERS

JNL Multi-Manager Alternative Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/AQR Managed Futures Strategy Fund, JNL/BlackRock Global Allocation Fund, JNL/BlackRock Global Natural Resources Fund, JNL/BlackRock Large Cap Select Growth Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/ClearBridge Large Cap Growth Fund, JNL/Crescent High Income Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan MidCap Growth Fund, JNL/JPMorgan U.S. Government & Quality Bond Fund, JNL/Mellon Consumer Staples Sector Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund, JNL/PPM America Value Equity Fund, JNL/Scout Unconstrained Bond Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/Vanguard Growth ETF Allocation Fund, JNL/Vanguard Moderate ETF Allocation Fund, JNL/Vanguard Moderate Growth ETF Allocation Fund, JNL/Westchester Capital Event Driven Fund, JNL/WMC Balanced Fund and JNL/WMC Value Fund are treated as partnerships for federal income tax purposes. These Funds are generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. Each Fund is a separate entity for federal income tax purposes.

Each Fund, except those that are treated as a partnership for federal income tax purposes, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to qualify as a RIC and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

Reporting as a Consolidated Fund is not recognized for federal income tax purposes. The Subsidiaries are classified as controlled foreign corporations (“CFCs”) under the Internal Revenue Code of 1986 and each CFC's taxable income is calculated separately from the relevant Consolidated Fund’s taxable income. Net losses of the Subsidiaries may not be deductible by the Funds either in the current period or future periods.

The following information for Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or REIT securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization, consent dividends and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2018, the following Funds treated as RICs had capital loss carryforwards (in thousands) available for U.S. federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL Multi-Manager International Small Cap Fund	5,006	—	5,006
JNL/BlackRock Global Natural Resources Fund	—	108,449	108,449
JNL/DoubleLine Core Fixed Income Fund	25,121	—	25,121
JNL/Fidelity Institutional Asset Management Total Bond Fund	21,537	9,863	31,400
JNL/First State Global Infrastructure Fund	34,313	25,269	59,582
JNL/Franklin Templeton Global Multisector Bond Fund	30,877	18,564	49,441
JNL/Goldman Sachs Emerging Markets Debt Fund	38,480	346	38,826
JNL/GQG Emerging Markets Equity Fund	46,560	2,078	48,638
JNL/Heitman U.S. Focused Real Estate Fund	592	—	592
JNL/Lazard Emerging Markets Fund	7,747	132,284	140,031
JNL/Loomis Sayles Global Growth Fund	1,448	—	1,448
JNL/Mellon Bond Index Fund	4,320	6,432	10,752
JNL/Mellon Emerging Markets Index Fund	16,940	5,732	22,672
JNL/Morningstar Wide Moat Index Fund	1,066	—	1,066

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
JNL/Neuberger Berman Strategic Income Fund	10,429	4,811	15,240
JNL/PIMCO Income Fund	2,584	—	2,584
JNL/RAFI Fundamental Europe Fund	12,959	19,463	32,422
JNL/S&P International 5 Fund	60	—	60
JNL/WMC Government Money Market Fund	6	—	6

As of June 30, 2019, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Multi-Manager International Small Cap Fund	267,953	28,399	(22,390)	6,009
JNL/BlackRock Advantage International Fund	24,763	214	(157)	57
JNL/Causeway International Value Select Fund	1,596,671	104,063	(214,885)	(110,822)
JNL/DFA International Core Equity Fund	60,312	650	(406)	244
JNL/DoubleLine Core Fixed Income Fund	3,470,539	107,172	(26,661)	80,511
JNL/Fidelity Institutional Asset Management Total Bond Fund	1,294,892	19,474	(3,147)	16,327
JNL/First State Global Infrastructure Fund	972,857	103,769	(17,322)	86,447
JNL/Franklin Templeton Global Fund	451,277	37,130	(45,065)	(7,935)
JNL/Franklin Templeton Global Multisector Bond Fund	1,622,048	15,003	(132,777)	(117,774)
JNL/Franklin Templeton International Small Cap Fund	628,755	75,777	(88,074)	(12,297)
JNL/Goldman Sachs Emerging Markets Debt Fund	282,851	9,692	(16,558)	(6,866)
JNL/GQG Emerging Markets Equity Fund	437,793	85,788	(6,030)	79,758
JNL/Harris Oakmark Global Equity Fund	983,963	56,198	(127,392)	(71,194)
JNL/Heitman U.S. Focused Real Estate Fund	179,204	10,171	(4,260)	5,911
JNL/Invesco China-India Fund	487,393	117,915	(49,620)	68,295
JNL/Invesco Diversified Dividend Fund	546,275	56,569	(33,795)	22,774
JNL/Invesco International Growth Fund	1,034,191	177,866	(54,039)	123,827
JNL/JPMorgan Hedged Equity Fund	247,828	15,392	(3,948)	11,444
JNL/Lazard Emerging Markets Fund	779,318	121,243	(109,498)	11,745
JNL/Loomis Sayles Global Growth Fund	272,245	36,252	(10,735)	25,517
JNL/Mellon Bond Index Fund
Long Investments	1,198,644	34,388	(2,552)	31,836
Short Investments	1,738	1	(2)	(1)
JNL/Mellon Emerging Markets Index Fund	1,138,276	199,744	(130,588)	69,156
JNL/Mellon International Index Fund	1,657,924	334,134	(189,832)	144,302
JNL/Mellon S&P 500 Index Fund	6,093,663	3,016,073	(332,964)	2,683,109
JNL/Mellon Utilities Sector Fund	223,571	20,693	(1,244)	19,449
JNL/Morningstar Wide Moat Index Fund	519,047	44,218	(17,952)	26,266
JNL/Neuberger Berman Strategic Income Fund	846,534	26,554	(3,753)	22,801
JNL/Oppenheimer Emerging Markets Innovator Fund	474,539	84,478	(41,830)	42,648
JNL/Oppenheimer Global Growth Fund	1,858,240	812,475	(100,292)	712,183
JNL/PIMCO Income Fund
Long Investments	1,605,204	20,076	(17,288)	2,788
Short Investments	2,572	—	(7)	(7)
JNL/RAFI Fundamental Asia Developed Fund	230,708	2,378	(6,072)	(3,694)
JNL/RAFI Fundamental Europe Fund	333,939	4,603	(6,109)	(1,506)
JNL/RAFI Fundamental U.S. Small Cap Fund	450,111	(2,229)	(4,360)	(6,589)
JNL/RAFI Multi-Factor U.S. Equity Fund	2,853,540	88,226	(22,454)	65,772
JNL/S&P Competitive Advantage Fund	2,344,192	426,477	(123,303)	303,174
JNL/S&P Dividend Income & Growth Fund	4,999,767	459,656	(269,172)	190,484
JNL/S&P International 5 Fund	56,811	2,648	(4,508)	(1,860)
JNL/S&P Intrinsic Value Fund	2,455,809	171,961	(279,869)	(107,908)
JNL/S&P Mid 3 Fund	236,704	16,050	(22,384)	(6,334)
JNL/S&P Total Yield Fund	2,085,460	127,466	(177,321)	(49,855)
JNL/WMC Government Money Market Fund	1,088,466	6	(6)	—

As of June 30, 2019, the components of net unrealized appreciation (depreciation) (in thousands) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/BlackRock Advantage International Fund
Futures/Futures Options Contracts	3	—	—	—
JNL/Causeway International Value Select Fund
Futures/Futures Options Contracts	—	—	—	—
JNL/Fidelity Institutional Asset Management Total Bond Fund
Futures/Futures Options Contracts	4	—	—	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL/Franklin Templeton Global Multisector Bond Fund
Forward Foreign Currency Contracts	(9,875)	7,051	(4,912)	2,139
Swap Agreements	(8,592)	—	(25,143)	(25,143)
Purchased Options	—	—	—	—
Written Options	—	—	—	—
JNL/Franklin Templeton International Small Cap Fund
Forward Foreign Currency Contracts	(1)	—	—	—
JNL/Goldman Sachs Emerging Markets Debt Fund
Futures/Futures Options Contracts	4	—	—	—
Forward Foreign Currency Contracts	434	1,185	(923)	262
Swap Agreements	411	3,495	(2,673)	823
JNL/GQG Emerging Markets Equity Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/Harris Oakmark Global Equity Fund
Forward Foreign Currency Contracts	(247)	—	—	—
JNL/Invesco Diversified Dividend Fund
Forward Foreign Currency Contracts	(411)	—	—	—
JNL/Invesco International Growth Fund
Forward Foreign Currency Contracts	(4)	—	—	—
JNL/JPMorgan Hedged Equity Fund
Futures/Futures Options Contracts	(11)	—	—	—
Purchased Options	3,379	—	—	—
Written Options	(3,431)	—	—	—
JNL/Lazard Emerging Markets Fund
Forward Foreign Currency Contracts	(8)	—	—	—
JNL/Loomis Sayles Global Growth Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/Mellon Emerging Markets Index Fund
Futures/Futures Options Contracts	1,129	—	—	—
JNL/Mellon International Index Fund
Futures/Futures Options Contracts	133	14	(18)	(4)
Forward Foreign Currency Contracts	35	—	—	—
JNL/Mellon S&P 500 Index Fund
Futures/Futures Options Contracts	1,587	—	—	—
JNL/Mellon Utilities Sector Fund
Futures/Futures Options Contracts	(9)	—	—	—
JNL/Morningstar Wide Moat Index Fund
Futures/Futures Options Contracts	46	—	—	—
JNL/Neuberger Berman Strategic Income Fund
Futures/Futures Options Contracts	(2,685)	—	—	—
Forward Foreign Currency Contracts	(205)	203	(300)	(97)
JNL/Oppenheimer Emerging Markets Innovator Fund
Forward Foreign Currency Contracts	—	—	—	—
JNL/PIMCO Income Fund
Futures/Futures Options Contracts	4,438	1,618	(1,456)	162
Forward Foreign Currency Contracts	685	1,828	(1,841)	(13)
Swap Agreements	(4,711)	56,265	(66,071)	(9,806)
Purchased Options	—	—	—	—
Written Options	(47)	39	—	39
JNL/RAFI Fundamental Asia Developed Fund
Futures/Futures Options Contracts	—	21	(17)	4
Forward Foreign Currency Contracts	7	—	—	—
JNL/RAFI Fundamental Europe Fund
Futures/Futures Options Contracts	20	—	—	—
Forward Foreign Currency Contracts	74	—	—	—
JNL/RAFI Fundamental U.S. Small Cap Fund
Futures/Futures Options Contracts	77	—	—	—
JNL/RAFI Multi-Factor U.S. Equity Fund
Futures/Futures Options Contracts	34	—	—	—
Forward Foreign Currency Contracts	(5)	—	—	—
JNL/S&P Competitive Advantage Fund
Futures/Futures Options Contracts	27	—	—	—
JNL/S&P Dividend Income & Growth Fund
Futures/Futures Options Contracts	218	—	—	—
JNL/S&P International 5 Fund
Futures/Futures Options Contracts	16	—	—	—
Forward Foreign Currency Contracts	—	—	—	—
JNL/S&P Intrinsic Value Fund
Futures/Futures Options Contracts	138	—	—	—
JNL/S&P Mid 3 Fund
Futures/Futures Options Contracts	9	—	—	—
JNL/S&P Total Yield Fund

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
Futures/Futures Options Contracts	102	—	—	—

The tax character of distributions paid (in thousands) during the Funds' fiscal year ended December 31, 2018 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Multi-Manager Alternative Fund	2,071	—	—
JNL Multi-Manager Mid Cap Fund	37,439	16,017	—
JNL Multi-Manager Small Cap Growth Fund	10,576	127,643	—
JNL Multi-Manager Small Cap Value Fund	43,447	107,654	—
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,874	14,273	—
JNL/BlackRock Global Allocation Fund	76,572	18,987	—
JNL/BlackRock Global Natural Resources Fund	14,834	—	—
JNL/BlackRock Large Cap Select Growth Fund	73,250	201,184	—
JNL/Boston Partners Global Long Short Equity Fund	—	14,621	—
JNL/Causeway International Value Select Fund	30,782	—	—
JNL/Crescent High Income Fund	36,789	1,635	—
JNL/DFA U.S. Core Equity Fund	12,181	17,390	—
JNL/DoubleLine Core Fixed Income Fund	37,314	50,360	—
JNL/DoubleLine Emerging Markets Fixed Income Fund	18,956	882	—
JNL/DoubleLine Shiller Enhanced CAPE Fund	202,378	901	—
JNL/Fidelity Institutional Asset Management Total Bond Fund	25,708	—	—
JNL/First State Global Infrastructure Fund	30,012	—	—
JNL/FPA + DoubleLine Flexible Allocation Fund	30,925	55,637	—
JNL/Franklin Templeton Global Fund	21,247	42,861	—
JNL/Franklin Templeton Income Fund	106,393	—	—
JNL/Franklin Templeton International Small Cap Fund	18,123	26,283	—
JNL/Franklin Templeton Mutual Shares Fund	14,390	37,041	—
JNL/Goldman Sachs Emerging Markets Debt Fund	1,353	—	—
JNL/Harris Oakmark Global Equity Fund	15,836	11,122	—
JNL/Invesco China-India Fund	2,445	—	—
JNL/Invesco Diversified Dividend Fund	2,488	—	—
JNL/Invesco Global Real Estate Fund	62,449	5,662	—
JNL/Invesco International Growth Fund	24,397	—	—
JNL/Invesco Small Cap Growth Fund	1,303	91,761	—
JNL/JPMorgan Global Allocation Fund	328	—	—
JNL/JPMorgan Hedged Equity Fund	438	66	—
JNL/JPMorgan MidCap Growth Fund	42,215	149,883	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	32,958	2,563	—
JNL/Lazard Emerging Markets Fund	15,109	—	—
JNL/Mellon Emerging Markets Index Fund	20,883	—	—
JNL/Mellon S&P 500 Index Fund	118,438	380,265	—
JNL/Mellon S&P 400 MidCap Index Fund	39,928	149,388	—
JNL/Mellon Small Cap Index Fund	46,741	224,069	—
JNL/Mellon International Index Fund	60,261	120,041	—
JNL/Mellon MSCI KLD 400 Social Index Fund	90	1	—
JNL/Mellon Bond Index Fund	23,874	—	—
JNL/Mellon Utilities Sector Fund	2,100	1,048	—
JNL/MFS Mid Cap Value Fund	37,714	41,688	—
JNL/Neuberger Berman Strategic Income Fund	14,585	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	1,734	16,695	—
JNL/Oppenheimer Global Growth Fund	18,391	56,383	—
JNL/PIMCO Income Fund	4,022	—	—
JNL/PIMCO Real Return Fund	15,054	—	—
JNL/PPM America Floating Rate Income Fund	52,834	—	—
JNL/PPM America High Yield Bond Fund	124,164	—	—
JNL/PPM America Mid Cap Value Fund	11,851	53,232	—
JNL/PPM America Small Cap Value Fund	22,767	75,213	—
JNL/PPM America Total Return Fund	31,275	—	—
JNL/PPM America Value Equity Fund	3,483	—	—
JNL/RAFI Fundamental Europe Fund	13,572	—	—
JNL/RAFI Fundamental Asia Developed Fund	12,883	5,362	—
JNL/S&P Competitive Advantage Fund	124,301	28,466	—
JNL/S&P Dividend Income & Growth Fund	254,339	317,238	—
JNL/S&P International 5 Fund	2,564	—	—
JNL/S&P Intrinsic Value Fund	99,459	23,438	—
JNL/S&P Mid 3 Fund	4,088	—	—
JNL/S&P Total Yield Fund	118,549	29,278	—
JNL/Scout Unconstrained Bond Fund	15,715	2,922	—
JNL/T. Rowe Price Established Growth Fund	21,832	1,079,239	—
JNL/T. Rowe Price Mid-Cap Growth Fund	24,977	380,659	—

JNL Series Trust Sub-Advised Funds

Notes to Financial Statements (Unaudited)

June 30, 2019

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL/T. Rowe Price Short-Term Bond Fund	23,912	—	—
JNL/T. Rowe Price Value Fund	182,073	377,391	—
JNL/Westchester Capital Event Driven Fund	10,656	2,696	—
JNL/WMC Balanced Fund	160,808	286,463	—
JNL/WMC Government Money Market Fund	13,492	—	1
JNL/WMC Value Fund	34,989	173,099	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2015, 2016, 2017 and 2018, which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2019.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financials statements or disclosure in the Notes to Financial Statements.

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The examples do not reflect the expenses of the variable insurance contracts or the separate account. Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)††
JNL Multi-Manager Alternative Fund
Class A	2.09	1,000.00	1,061.20	10.68	1,000.00	1,014.43	10.44
Class I	1.79	1,000.00	1,063.10	9.16	1,000.00	1,015.92	8.95
JNL Multi-Manager International Small Cap Fund
Class A	1.21	1,000.00	1,185.60	6.56	1,000.00	1,018.79	6.06
Class I	0.91	1,000.00	1,186.70	4.93	1,000.00	1,020.28	4.56
JNL Multi-Manager Mid Cap Fund
Class A	1.09	1,000.00	1,200.50	5.95	1,000.00	1,019.39	5.46
Class I	0.79	1,000.00	1,202.20	4.31	1,000.00	1,020.88	3.96
JNL Multi-Manager Small Cap Growth Fund
Class A	0.97	1,000.00	1,297.80	5.53	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,299.50	3.82	1,000.00	1,021.47	3.36
JNL Multi-Manager Small Cap Value Fund
Class A	1.08	1,000.00	1,153.20	5.77	1,000.00	1,019.44	5.41
Class I	0.78	1,000.00	1,155.70	4.17	1,000.00	1,020.93	3.91
JNL S&P 500 Index Fund
Class I	0.15	1,000.00	1,184.60	0.81	1,000.00	1,024.05	0.75
JNL/AQR Large Cap Defensive Style Fund
Class A*	0.85	1,000.00	991.00	0.16	1,000.00	1,020.58	4.26
Class I*	0.55	1,000.00	991.00	0.11	1,000.00	1,022.07	2.76
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Class A	1.68	1,000.00	1,133.90	8.89	1,000.00	1,016.46	8.40
Class I	1.31	1,000.00	1,135.60	6.94	1,000.00	1,018.30	6.56
JNL/AQR Managed Futures Strategy Fund
Class A	1.31	1,000.00	1,010.50	6.53	1,000.00	1,018.30	6.56
Class I	1.01	1,000.00	1,013.10	5.04	1,000.00	1,019.79	5.06
JNL/BlackRock Advantage International Fund
Class A*	1.10	1,000.00	1,001.00	0.21	1,000.00	1,019.34	5.51
Class I*	0.80	1,000.00	1,001.00	0.15	1,000.00	1,020.83	4.01
JNL/BlackRock Global Allocation Fund
Class A	1.06	1,000.00	1,105.70	5.53	1,000.00	1,019.54	5.31
Class I	0.76	1,000.00	1,107.40	3.97	1,000.00	1,021.03	3.81
JNL/BlackRock Global Natural Resources Fund
Class A	1.00	1,000.00	1,143.70	5.32	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,143.90	3.72	1,000.00	1,021.32	3.51
JNL/BlackRock Large Cap Select Growth Fund
Class A	0.87	1,000.00	1,238.30	4.83	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,240.50	3.17	1,000.00	1,021.97	2.86
JNL/Boston Partners Global Long Short Equity Fund
Class A	2.46	1,000.00	1,026.80	12.36	1,000.00	1,012.60	12.28
Class I	2.14	1,000.00	1,027.70	10.76	1,000.00	1,014.18	10.69

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)††
JNL/Causeway International Value Select Fund
Class A	0.97	1,000.00	1,097.70	5.05	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,099.40	3.49	1,000.00	1,021.47	3.36
JNL/ClearBridge Large Cap Growth Fund
Class A	0.95	1,000.00	1,217.90	5.22	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,219.00	3.58	1,000.00	1,021.57	3.26
JNL/Crescent High Income Fund
Class A	1.00	1,000.00	1,068.00	5.13	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,068.60	3.59	1,000.00	1,021.32	3.51
JNL/DFA International Core Equity Fund
Class A*	0.98	1,000.00	1,005.00	0.19	1,000.00	1,019.93	4.91
Class I*	0.68	1,000.00	1,005.00	0.13	1,000.00	1,021.42	3.41
JNL/DFA U.S. Core Equity Fund
Class A	0.80	1,000.00	1,179.40	4.32	1,000.00	1,020.83	4.01
Class I	0.45	1,000.00	1,182.10	2.43	1,000.00	1,022.56	2.26
JNL/DoubleLine Core Fixed Income Fund
Class A	0.77	1,000.00	1,059.00	3.93	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	1,061.30	2.40	1,000.00	1,022.46	2.36
JNL/DoubleLine Emerging Markets Fixed Income Fund
Class A	1.10	1,000.00	1,096.90	5.72	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,097.60	4.16	1,000.00	1,020.83	4.01
JNL/DoubleLine Shiller Enhanced CAPE Fund
Class A	1.03	1,000.00	1,219.80	5.67	1,000.00	1,019.69	5.16
Class I	0.73	1,000.00	1,221.90	4.02	1,000.00	1,021.17	3.66
JNL/Fidelity Institutional Asset Management Total Bond Fund
Class A	0.83	1,000.00	1,067.00	4.25	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,068.40	2.72	1,000.00	1,022.17	2.66
JNL/First State Global Infrastructure Fund
Class A	1.15	1,000.00	1,191.60	6.25	1,000.00	1,019.09	5.76
Class I	0.85	1,000.00	1,192.90	4.62	1,000.00	1,020.58	4.26
JNL/FPA + DoubleLine Flexible Allocation Fund
Class A	1.35	1,000.00	1,146.20	7.18	1,000.00	1,018.10	6.76
Class I	1.05	1,000.00	1,148.30	5.59	1,000.00	1,019.59	5.26
JNL/Franklin Templeton Global Fund
Class A	1.02	1,000.00	1,073.10	5.24	1,000.00	1,019.74	5.11
Class I	0.72	1,000.00	1,075.00	3.70	1,000.00	1,021.22	3.61
JNL/Franklin Templeton Global Multisector Bond Fund
Class A	1.02	1,000.00	1,032.40	5.14	1,000.00	1,019.74	5.11
Class I	0.72	1,000.00	1,033.90	3.63	1,000.00	1,021.22	3.61
JNL/Franklin Templeton Growth Allocation Fund
Class A	0.38	1,000.00	1,102.00	1.98	1,000.00	1,022.91	1.91
Class I	0.08	1,000.00	1,103.20	0.42	1,000.00	1,024.40	0.40
JNL/Franklin Templeton Income Fund
Class A	0.93	1,000.00	1,108.70	4.86	1,000.00	1,020.18	4.66
Class I	0.63	1,000.00	1,110.90	3.30	1,000.00	1,021.67	3.16
JNL/Franklin Templeton International Small Cap Fund
Class A	1.25	1,000.00	1,128.70	6.60	1,000.00	1,018.60	6.26
Class I	0.95	1,000.00	1,130.60	5.02	1,000.00	1,020.08	4.76
JNL/Franklin Templeton Mutual Shares Fund
Class A	1.00	1,000.00	1,133.70	5.29	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,136.30	3.71	1,000.00	1,021.32	3.51
JNL/Goldman Sachs Emerging Markets Debt Fund
Class A	1.07	1,000.00	1,095.10	5.56	1,000.00	1,019.49	5.36
Class I	0.77	1,000.00	1,096.80	4.00	1,000.00	1,020.98	3.86
JNL/GQG Emerging Markets Equity Fund
Class A	1.35	1,000.00	1,191.30	7.33	1,000.00	1,018.10	6.76
Class I	1.05	1,000.00	1,192.70	5.71	1,000.00	1,019.59	5.26
JNL/Harris Oakmark Global Equity Fund
Class A	1.17	1,000.00	1,154.90	6.25	1,000.00	1,018.99	5.86
Class I	0.87	1,000.00	1,155.70	4.65	1,000.00	1,020.48	4.36

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)††
JNL/Heitman U.S. Focused Real Estate Fund
Class A	1.10	1,000.00	1,188.50	5.97	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,190.40	4.34	1,000.00	1,020.83	4.01
JNL/Invesco China-India Fund
Class A	1.21	1,000.00	1,085.40	6.26	1,000.00	1,018.79	6.06
Class I	0.91	1,000.00	1,086.90	4.71	1,000.00	1,020.28	4.56
JNL/Invesco Diversified Dividend Fund
Class A	0.98	1,000.00	1,146.80	5.22	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,148.20	3.62	1,000.00	1,021.42	3.41
JNL/Invesco Global Real Estate Fund
Class A	1.05	1,000.00	1,154.30	5.61	1,000.00	1,019.59	5.26
Class I	0.75	1,000.00	1,156.30	4.01	1,000.00	1,021.08	3.76
JNL/Invesco International Growth Fund
Class A	0.98	1,000.00	1,195.60	5.34	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,197.40	3.70	1,000.00	1,021.42	3.41
JNL/Invesco Small Cap Growth Fund
Class A	1.06	1,000.00	1,202.30	5.79	1,000.00	1,019.54	5.31
Class I	0.76	1,000.00	1,204.10	4.15	1,000.00	1,021.03	3.81
JNL/JPMorgan Global Allocation Fund
Class A	1.10	1,000.00	1,115.00	5.77	1,000.00	1,019.34	5.51
Class I	0.80	1,000.00	1,115.60	4.20	1,000.00	1,020.83	4.01
JNL/JPMorgan Hedged Equity Fund
Class A	0.96	1,000.00	1,075.70	4.94	1,000.00	1,020.03	4.81
Class I	0.66	1,000.00	1,077.80	3.40	1,000.00	1,021.52	3.31
JNL/JPMorgan MidCap Growth Fund
Class A	0.91	1,000.00	1,296.00	5.18	1,000.00	1,020.28	4.56
Class I	0.61	1,000.00	1,298.00	3.48	1,000.00	1,021.77	3.06
JNL/JPMorgan U.S. Government & Quality Bond Fund
Class A	0.70	1,000.00	1,049.60	3.56	1,000.00	1,021.32	3.51
Class I	0.40	1,000.00	1,050.90	2.03	1,000.00	1,022.81	2.01
JNL/Lazard Emerging Markets Fund
Class A	1.22	1,000.00	1,102.30	6.36	1,000.00	1,018.74	6.11
Class I	0.92	1,000.00	1,103.10	4.80	1,000.00	1,020.23	4.61
JNL/Loomis Sayles Global Growth Fund
Class A	1.00	1,000.00	1,239.80	5.55	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,242.90	3.89	1,000.00	1,021.32	3.51
JNL/Mellon Bond Index Fund
Class A	0.56	1,000.00	1,057.70	2.86	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,059.90	1.33	1,000.00	1,023.51	1.30
JNL/Mellon Consumer Staples Sector Fund
Class A	0.70	1,000.00	1,151.10	3.73	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	1,152.60	1.87	1,000.00	1,023.06	1.76
JNL/Mellon Emerging Markets Index Fund
Class A	0.72	1,000.00	1,105.20	3.76	1,000.00	1,021.22	3.61
Class I	0.42	1,000.00	1,107.60	2.19	1,000.00	1,022.71	2.11
JNL/Mellon Industrials Sector Fund
Class A	0.70	1,000.00	1,223.40	3.86	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	1,224.60	1.93	1,000.00	1,023.06	1.76
JNL/Mellon International Index Fund
Class A	0.63	1,000.00	1,136.40	3.34	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,137.80	1.75	1,000.00	1,023.16	1.66
JNL/Mellon Materials Sector Fund
Class A	0.71	1,000.00	1,164.60	3.81	1,000.00	1,021.27	3.56
Class I	0.36	1,000.00	1,166.30	1.93	1,000.00	1,023.01	1.81
JNL/Mellon MSCI KLD 400 Social Index Fund
Class A	0.75	1,000.00	1,182.90	4.06	1,000.00	1,021.08	3.76
Class I	0.40	1,000.00	1,185.60	2.17	1,000.00	1,022.81	2.01
JNL/Mellon Real Estate Sector Fund
Class A	0.69	1,000.00	1,187.80	3.74	1,000.00	1,021.37	3.46
Class I	0.34	1,000.00	1,189.90	1.85	1,000.00	1,023.11	1.71

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)††
JNL/Mellon S&P 1500 Growth Index Fund
Class A	0.69	1,000.00	1,197.20	3.76	1,000.00	1,021.37	3.46
Class I	0.34	1,000.00	1,200.20	1.85	1,000.00	1,023.11	1.71
JNL/Mellon S&P 1500 Value Index Fund
Class A	0.67	1,000.00	1,162.00	3.59	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,164.80	1.72	1,000.00	1,023.21	1.61
JNL/Mellon S&P 400 MidCap Index Fund
Class A	0.56	1,000.00	1,177.10	3.02	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,178.30	1.40	1,000.00	1,023.51	1.30
JNL/Mellon S&P 500 Index Fund
Class A	0.53	1,000.00	1,182.70	2.87	1,000.00	1,022.17	2.66
Class I	0.23	1,000.00	1,184.60	1.25	1,000.00	1,023.65	1.15
JNL/Mellon Small Cap Index Fund
Class A	0.56	1,000.00	1,134.00	2.96	1,000.00	1,022.02	2.81
Class I	0.26	1,000.00	1,135.60	1.38	1,000.00	1,023.51	1.30
JNL/Mellon Utilities Sector Fund
Class A	0.67	1,000.00	1,140.80	3.56	1,000.00	1,021.47	3.36
Class I	0.32	1,000.00	1,143.50	1.70	1,000.00	1,023.21	1.61
JNL/MFS Mid Cap Value Fund
Class A	0.95	1,000.00	1,198.60	5.18	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,201.20	3.55	1,000.00	1,021.57	3.26
JNL/Morningstar Wide Moat Index Fund
Class A	0.77	1,000.00	1,167.00	4.14	1,000.00	1,020.98	3.86
Class I	0.47	1,000.00	1,170.10	2.53	1,000.00	1,022.46	2.36
JNL/Neuberger Berman Strategic Income Fund
Class A	0.94	1,000.00	1,068.10	4.82	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,069.40	3.28	1,000.00	1,021.62	3.21
JNL/Oppenheimer Emerging Markets Innovator Fund
Class A	1.45	1,000.00	1,134.70	7.67	1,000.00	1,017.60	7.25
Class I	1.15	1,000.00	1,135.80	6.09	1,000.00	1,019.09	5.76
JNL/Oppenheimer Global Growth Fund
Class A	0.95	1,000.00	1,212.00	5.21	1,000.00	1,020.08	4.76
Class I	0.65	1,000.00	1,214.00	3.57	1,000.00	1,021.57	3.26
JNL/PIMCO Income Fund
Class A	0.94	1,000.00	1,063.90	4.81	1,000.00	1,020.13	4.71
Class I	0.64	1,000.00	1,065.60	3.28	1,000.00	1,021.62	3.21
JNL/PIMCO Real Return Fund
Class A	1.74	1,000.00	1,063.10	8.90	1,000.00	1,016.17	8.70
Class I	1.44	1,000.00	1,064.50	7.37	1,000.00	1,017.65	7.20
JNL/PPM America Floating Rate Income Fund
Class A	0.92	1,000.00	1,053.40	4.68	1,000.00	1,020.23	4.61
Class I	0.62	1,000.00	1,055.30	3.16	1,000.00	1,021.72	3.11
JNL/PPM America High Yield Bond Fund
Class A	0.74	1,000.00	1,100.60	3.85	1,000.00	1,021.12	3.71
Class I	0.44	1,000.00	1,102.70	2.29	1,000.00	1,022.61	2.21
JNL/PPM America Mid Cap Value Fund
Class A	0.97	1,000.00	1,127.60	5.12	1,000.00	1,019.98	4.86
Class I	0.67	1,000.00	1,129.10	3.54	1,000.00	1,021.47	3.36
JNL/PPM America Small Cap Value Fund
Class A	0.98	1,000.00	1,153.00	5.23	1,000.00	1,019.93	4.91
Class I	0.68	1,000.00	1,155.80	3.63	1,000.00	1,021.42	3.41
JNL/PPM America Total Return Fund
Class A	0.80	1,000.00	1,072.90	4.11	1,000.00	1,020.83	4.01
Class I	0.50	1,000.00	1,074.80	2.57	1,000.00	1,022.32	2.51
JNL/PPM America Value Equity Fund
Class A	0.85	1,000.00	1,117.70	4.46	1,000.00	1,020.58	4.26
Class I	0.55	1,000.00	1,119.30	2.89	1,000.00	1,022.07	2.76
JNL/RAFI Fundamental Asia Developed Fund
Class A	0.66	1,000.00	1,096.20	3.43	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,098.10	1.87	1,000.00	1,023.01	1.81

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/19($)	Ending Account Value 06/30/19($)	Expenses Paid During Period($)††
JNL/RAFI Fundamental Europe Fund
Class A	0.65	1,000.00	1,076.40	3.35	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,078.30	1.80	1,000.00	1,023.06	1.76
JNL/RAFI Fundamental U.S. Small Cap Fund
Class A	0.66	1,000.00	1,064.10	3.38	1,000.00	1,021.52	3.31
Class I	0.31	1,000.00	1,066.10	1.59	1,000.00	1,023.26	1.56
JNL/RAFI Multi-Factor U.S. Equity Fund
Class A	0.63	1,000.00	1,105.80	3.29	1,000.00	1,021.67	3.16
Class I	0.33	1,000.00	1,106.30	1.72	1,000.00	1,023.16	1.66
JNL/S&P Competitive Advantage Fund
Class A	0.66	1,000.00	1,158.80	3.53	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,160.60	1.93	1,000.00	1,023.01	1.81
JNL/S&P Dividend Income & Growth Fund
Class A	0.65	1,000.00	1,174.00	3.50	1,000.00	1,021.57	3.26
Class I	0.35	1,000.00	1,175.90	1.89	1,000.00	1,023.06	1.76
JNL/S&P International 5 Fund
Class A	0.75	1,000.00	1,100.40	3.91	1,000.00	1,021.08	3.76
Class I	0.40	1,000.00	1,101.40	2.08	1,000.00	1,022.81	2.01
JNL/S&P Intrinsic Value Fund
Class A	0.66	1,000.00	1,101.10	3.44	1,000.00	1,021.52	3.31
Class I	0.36	1,000.00	1,103.10	1.88	1,000.00	1,023.01	1.81
JNL/S&P Mid 3 Fund
Class A	0.70	1,000.00	1,109.60	3.66	1,000.00	1,021.32	3.51
Class I	0.35	1,000.00	1,112.10	1.83	1,000.00	1,023.06	1.76
JNL/S&P Total Yield Fund
Class A	0.67	1,000.00	1,135.90	3.55	1,000.00	1,021.47	3.36
Class I	0.37	1,000.00	1,137.80	1.96	1,000.00	1,022.96	1.86
JNL/Scout Unconstrained Bond Fund
Class A	1.00	1,000.00	1,040.10	5.06	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,041.70	3.54	1,000.00	1,021.32	3.51
JNL/T. Rowe Price Established Growth Fund
Class A	0.83	1,000.00	1,204.20	4.54	1,000.00	1,020.68	4.16
Class I	0.53	1,000.00	1,206.30	2.90	1,000.00	1,022.17	2.66
JNL/T. Rowe Price Managed Volatility Balanced Fund
Class A	1.00	1,000.00	1,143.80	5.32	1,000.00	1,019.84	5.01
Class I	0.70	1,000.00	1,145.90	3.72	1,000.00	1,021.32	3.51
JNL/T. Rowe Price Mid-Cap Growth Fund
Class A	0.99	1,000.00	1,242.10	5.50	1,000.00	1,019.89	4.96
Class I	0.69	1,000.00	1,243.60	3.84	1,000.00	1,021.37	3.46
JNL/T. Rowe Price Short-Term Bond Fund
Class A	0.71	1,000.00	1,027.60	3.57	1,000.00	1,021.27	3.56
Class I	0.41	1,000.00	1,029.40	2.06	1,000.00	1,022.76	2.06
JNL/T. Rowe Price Value Fund
Class A	0.87	1,000.00	1,176.70	4.70	1,000.00	1,020.48	4.36
Class I	0.57	1,000.00	1,178.50	3.08	1,000.00	1,021.97	2.86
JNL/Vanguard Growth ETF Allocation Fund
Class A	0.61	1,000.00	1,146.00	3.25	1,000.00	1,021.77	3.06
Class I	0.19	1,000.00	1,148.10	1.01	1,000.00	1,023.85	0.95
JNL/Vanguard Moderate ETF Allocation Fund
Class A	0.60	1,000.00	1,104.50	3.13	1,000.00	1,021.82	3.01
Class I	0.18	1,000.00	1,105.90	0.94	1,000.00	1,023.90	0.90
JNL/Vanguard Moderate Growth ETF Allocation Fund
Class A	0.60	1,000.00	1,124.70	3.16	1,000.00	1,021.82	3.01
Class I	0.18	1,000.00	1,128.20	0.95	1,000.00	1,023.90	0.90
JNL/Westchester Capital Event Driven Fund
Class A	1.98	1,000.00	1,064.40	10.13	1,000.00	1,014.98	9.89
Class I	1.65	1,000.00	1,065.90	8.45	1,000.00	1,016.61	8.25
JNL/WMC Balanced Fund
Class A	0.72	1,000.00	1,122.70	3.79	1,000.00	1,021.22	3.61
Class I	0.42	1,000.00	1,124.50	2.21	1,000.00	1,022.71	2.11

† For Classes with at least 6-month’s operating history, expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period). For Classes with less than 6-month’s operating history, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 7/365 (to reflect the period since the Class’ inception).

JNL Series Trust Sub-Advised Funds

Additional Disclosures (Unaudited)

June 30, 2019

* Class has less than 6-month’s operating history and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.

‡ The expenses or expense waivers for certain Funds’ Class I shares was $0.00 for one or more days during the period and this was a result of the net assets for the Class being below a level to generate an expense allocation greater than $0.005 for that day. Additionally, the expenses or expense waivers for certain Funds' Class I shares was $0.01 for one or more days during the period and this was a result of the net assets for the Class being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net expenses during the period for Class I shares can be less than or more than the anticipated ratios of net expenses to average net assets depending on the net assets of Class I shares during the period.

†† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Forms N-Q and N-PORT. The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-Q and N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available (1) without charge, upon request by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), (2) by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, (3) by visiting www.jackson.com, and (4) by visiting the SEC’s website at www.sec.gov.

JNL Series Trust

Sub-Advised Funds

Results of Joint Special Meeting of Shareholders

On March 15, 2019, a joint special meeting of shareholders of the JNL/Mellon Capital European 30 Fund (thereafter named the JNL/RAFI® Fundamental Europe Fund) and the JNL/Mellon Capital Pacific Rim 30 Fund (thereafter named the JNL/RAFI® Fundamental Asia Developed Fund) of the JNL Series Trust was held at the offices of Jackson National Life Insurance Company, 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”). The Meeting was held for the following purposes (and with the following results), with shareholders of the JNL/Mellon Capital European 30 Fund voting on Proposal 1 below and shareholders of the JNL/Mellon Capital Pacific Rim 30 Fund voting on Proposal 2 below:

Proposals:	FOR	AGAINST	ABSTAIN	TOTAL
1. To approve name, investment objective, investment strategy, and primary and secondary benchmark changes for the JNL/Mellon Capital European 30 Fund.	28,463,756.282	1,003,624.264	1,563,191.684	31,030,572.230
2. To approve name, investment objective, investment strategy, and primary and secondary benchmark changes for the JNL/Mellon Capital Pacific Rim 30 Fund.	15,952,422.908	631,518.135	1,011,348.078	17,595,289.121

JNL Series Trust

(the “Trust”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

(Sub-Advised Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable, and, collectively with the Advisory Agreement, the “Agreements”).

At a meeting on February 28-March 2, 2018, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the addition of the following five new Funds to the Advisory Agreement (each a “New Fund” and collectively, the “New Funds”):

1. JNL/Heitman U.S. Focused Real Estate Fund

2. JNL/JPMorgan Hedged Equity Fund

3. JNL/Loomis Sayles Global Growth Fund

4. JNL/Morningstar Wide Moat Index Fund

5. JNL Multi-Manager International Small Cap Fund

The Board, including the Independent Trustees, also considered new Sub-Advisory Agreements with each of the following Sub-Advisers to the New Funds: Heitman Real Estate Securities LLC for the JNL/Heitman U.S. Focused Real Estate Fund; Loomis, Sayles & Company, L.P. (“Loomis”) for the JNL/Loomis Sayles Global Growth Fund; and WCM Investment Management for a sleeve of the JNL Multi-Manager International Small Cap Fund. It also considered amendments to the respective existing Sub-Advisory Agreements with each of the following Sub-Advisers to the New Funds: BNY Mellon Asset Management North America Corporation (“BNY”) for the JNL/Morningstar Wide Moat Index Fund; Causeway Capital Management LLC (“Causeway”) for a sleeve of the JNL Multi-Manager International Small Cap Fund; and J.P. Morgan Investment Management Inc. (“JPM”) for the JNL/JPMorgan Hedged Equity Fund.

 The Board, including the Independent Trustees, also considered information relating to the appointment of Colonial First State Asset Management (Australia) Limited (“First State”) to manage the JNL/Brookfield Global Infrastructure and MLP Fund (an existing series of the Trust to be renamed the JNL/First State Global Infrastructure Fund) and a new Sub-Advisory Agreement with First State relating thereto. The Board, including the Independent Trustees, also considered a new Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (“KAR”), whereby KAR would replace LMCG Investments, LLC (“LMCG”) as sub-adviser for a sleeve of the JNL Multi-Manager Small Cap Growth Fund. It also considered the Sub-Advisory Agreement with Loomis, whereby Loomis would replace Lazard Asset Management LLC (“Lazard”) as sub-adviser for a sleeve of the JNL Multi-Manager Alternative Fund, and an amendment to the Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”), whereby DoubleLine would manage a new sleeve of the JNL Multi-Manager Alternative Fund.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of amendments to the Sub-Advisory Agreement with each of BNY, Causeway, JPM and DoubleLine, the Board noted that these Sub-Advisory Agreements were with Sub-Advisers that already provide services to an existing Fund in the Trust. Thus, with respect to these Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of each Fund; (3) cost of services of each Fund; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to JNAM or each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and by the proposed Sub-Advisers.

For each New Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of each Sub-Adviser pursuant to the Trust’s “Manager of Managers” exemption, as well as the provision of recordkeeping and compliance services to the Fund.  The Board also took into account that JNAM would monitor the performance of the various organizations that would provide services to the Funds, including the Funds’ distributor and custodian.  With respect to JNAM’s oversight of the Sub-Advisers, the Board noted that JNAM would be responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the Funds’ existing Sub-Advisers.

The Board also considered the investment sub-advisory services to be provided by each Sub-Adviser.  The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management that would be responsible for oversight of the New Funds and each Sub-Adviser, and also reviewed the qualifications, backgrounds and responsibilities of the Adviser’s or Sub-Advisers’ portfolio managers, as applicable, who would be responsible for the day-to-day management of each Fund.  The Board reviewed information pertaining to JNAM’s and each Sub-Adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each Sub-Adviser. The Board considered compliance reports about JNAM and the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Advisory Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

New Funds:

 JNL/Heitman U.S. Focused Real Estate Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Loomis Sayles Global Growth Fund, JNL/Morningstar Wide Moat Index Fund and JNL Multi-Manager International Small Cap Fund.  The Board took into account that the Funds had not commenced operations and that there was no Fund performance data to review. For each Fund (except JNL/Morningstar Wide Moat Index Fund), the Board reviewed the performance of each proposed Sub-Adviser’s investment mandate with a similar investment strategy as compared to the relevant Fund’s benchmark index (“benchmark”) and peer group returns. For the JNL Multi-Manager International Small Cap Fund, the Board also reviewed composite performance as compared to each Fund’s benchmark and peer group returns. For the JNL/Morningstar Wide Moat Index Fund, the Board considered that the Fund will track the Morningstar Wide Moat Focus Index (“Morningstar Index”) and reviewed the performance of that index and a broad-based index. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Agreements.

Sub-Adviser Changes for Existing Funds:

JNL/Brookfield Global Infrastructure and MLP Fund (to be renamed the JNL/First State Global Infrastructure Fund), JNL Multi-Manager Small Cap Growth Fund and JNL Multi-Manager Alternative Fund (Loomis and DoubleLine). The Board reviewed the performance of each Fund’s proposed Sub-Adviser’s investment mandate with a similar investment strategy, and, if applicable, composite performance, compared to the Fund and the Fund’s benchmark and peer group. The Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Sub-Advisory Agreements.

Costs of Services

  The Board reviewed the fees to be paid to JNAM and each Fund’s Sub-Adviser(s) when applicable.  For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers, as well as fees charged by each Sub-Adviser to similar clients, if any.  The Board also noted that JNAM does not manage any institutional accounts with which the Funds’ fees could be compared.  Using information provided by an independent data service, the Board evaluated each New Fund’s net advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  While the Board also considered each Fund’s sub-advisory fee(s) and compared that to the average sub-advisory fee of the peer group, the Board noted that each Fund’s sub-advisory fee(s) would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

New Funds:

JNL/Heitman U.S. Focused Real Estate Fund. The Board considered that the Fund’s advisory fee and total expense ratio are lower than the respective peer group averages, though the sub-advisory fee is one basis point higher than the peer group average. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL/JPMorgan Hedged Equity Fund and JNL/Loomis Sayles Global Growth Fund. The Board considered that each Fund’s advisory and sub-advisory fees and total expense ratio are lower than the respective peer group averages. The Board concluded that the fees are in the best interests of each Fund and its shareholders in light of the above.

JNL/Morningstar Wide Moat Index Fund. The Board considered that the Fund’s advisory and sub-advisory fees are lower than the respective peer group averages, though the Fund’s total expense ratio is higher than the peer group average. The Board noted that the main contributor to the Fund’s higher expense ratio is the licensing fee for the Morningstar Index. The Board considered the reasons management is proposing the licensing arrangement for the Fund, including management’s assertions that the fee is fair and reasonable considering the nature of the specialized Morningstar Index and the potential benefit to Fund shareholders through performance. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

JNL Multi-Manager International Small Cap Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than their respective peer group averages. The Board also noted that while the total expense ratio is higher than the peer group average, it is within five basis points of that average. The Board noted that JNAM, not the Fund, will pay the Fund’s sub-advisory fees and noted that the proposed Sub-Advisers’ similarly-managed investment strategies both outperformed the Fund’s benchmark and peer group average for the one- and three-year periods ended December 31, 2017. The Board concluded that the fees are in the best interests of the Fund and its shareholders in light of the above.

Sub-Adviser Changes for Existing Funds:

JNL/Brookfield Global Infrastructure and MLP Fund (to be renamed the JNL/First State Global Infrastructure Fund). The Board considered that the proposed sub-advisory fee is one basis point lower than the current sub-advisory fee and lower than the peer group average. The Board noted that in conjunction with the Sub-Adviser change, the Fund’s advisory fee is proposed to change. In this regard, the Board noted that the proposed advisory fee is lower than the current advisory fee, though it is two basis points higher than the peer group average. The Board also noted that the total expense ratio, after taking account of the proposed advisory and sub-advisory fee changes, will be lower than both the current total expense ratio and the peer group average. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Small Cap Growth Fund. With respect to the replacement of LMCG with KAR as a Sub-Adviser to a sleeve of the Fund, the Board considered that KAR’s proposed sub-advisory fee is higher than the peer group average, though the proposed total sub-advisory fees (taking into account the KAR change) would be lower than the total current sub-advisory fees. The Board further noted that the sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio, which, following the proposed change, would be the same as the current total expense ratio and lower than the peer group average. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Alternative Fund (Loomis). With respect to the replacement of Lazard with Loomis as sub-adviser to a sleeve of the Fund, the Board considered that Loomis’ proposed sub-advisory fee is lower than Lazard’s current sub-advisory fee. The Board noted that this change will be effective on or around April 30, 2018 and that JNAM is proposing another Sub-Adviser change to be effective on or around August 13, 2018, as discussed below. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

JNL Multi-Manager Alternative Fund (DoubleLine). With respect to the appointment of DoubleLine as a sub-adviser to a new sleeve of the Fund, the Board considered that DoubleLine’s proposed sub-advisory fee is higher than the peer group average. It also noted that, as a result of the changes, the proposed total sub-advisory fees will be higher than both the current total sub-advisory fees and the peer group average. The Board further noted that the sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio. Further, the Board noted that the Fund’s existing advisory fee and total expense ratio are lower than the respective peer group averages. The Board concluded that the sub-advisory fees are in the best interests of the Fund and its shareholders in light of the services to be provided.

 Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the advisory and/or sub-advisory fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase.

The Board considered that each Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate, with the exception of Loomis and DoubleLine with respect to the JNL Multi-Manager Alternative Fund and KAR with respect to the JNL Multi-Manager Small Cap Growth Fund. The Board noted that the sub-advisory fee for each Fund is paid by JNAM (not the Fund). It further noted, with respect to DoubleLine, that the existing sub-advisory fee relationship discount agreement between JNAM and these Sub-Advisers would decrease the fee rates as Fund assets increase in the future.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator, transfer agent, and distributor, and receive compensation from the Funds in connection with providing services to the Funds.  The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.  The Board also noted that certain Sub-Advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those Sub-Advisers manage.  In addition, certain affiliates of the Sub-Advisers may participate in the sale of funds or insurance contracts and are compensated by the Funds’ distributor for their activities, in addition to payments for marketing and conferences.  Lastly, certain affiliates of JNAM may receive benefits under the federal income tax laws with respect to tax deductions and credits.

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s).

At a meeting on February 27-March 1, 2019, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to new Sub-Advisory Agreements or amendments to existing Sub-Advisory Agreements, as applicable (the “Sub-Advisory Agreements”), to be effective upon the completion of the changes of control described below:

•  JNL/AB Dynamic Asset Allocation Fund—new Sub-Advisory Agreement between JNAM and AllianceBernstein L.P. (“AB”) due to the divestment of ownership interests by AB’s indirect parent, AXA Equitable Holdings, Inc., which will automatically terminate the current sub-advisory agreement with AB. (The Board previously approved, at its meeting on December 10-12, 2018, JNAM’s proposed replacement of AB with a new sub-adviser and a sub-advisory agreement with that new sub-adviser, which will take effect on June 24, 2019.)

• JNL/First State Global Infrastructure Fund—new Sub-Advisory Agreement between JNAM and Colonial First State Asset Management (Australia) Limited (“First State”) due to the sale of First State to Mitsubishi UFJ Trust and Banking Corporation by First State’s parent company, Commonwealth Bank of Australia, which will automatically terminate the current sub-advisory agreement with First State.

• JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund—amendment to the Sub-Advisory Agreement between JNAM and Invesco Advisers, Inc. (“Invesco”) to appoint Invesco as the Sub-Adviser for the Funds due to the acquisition of OppenheimerFunds, Inc. (“Oppenheimer”) by Invesco Ltd., which will automatically terminate the current sub-advisory agreement with Oppenheimer.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Sub-Advisory Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Sub-Advisory Agreements.  With respect to its approval of the Sub-Advisory Agreements, the Board noted that the Sub-Advisory Agreements were with Sub-Advisers that already provide services to one or more existing funds in the Trust. Thus, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Sub-Advisory Agreements.

In reviewing the Sub-Advisory Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of each Sub-Adviser and/or the Fund’s investment team; (3) cost of services of each Sub-Adviser; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as each Fund grows; and (6) other benefits that may accrue to each Sub-Adviser through its relationship with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Sub-Advisory Agreements.

Before approving the Sub-Advisory Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and each Sub-Adviser and to consider the terms of the Sub-Advisory Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Sub-Advisory Agreements are in the best interests of the shareholders of each applicable Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by the Sub-Advisers. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review of the Sub-Advisers, in connection with its approval of the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are responsible for the day-to-day management of each Fund and noted that the portfolio managers would not change in connection with the changes of control.  The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser. The Board considered compliance reports about the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services to be provided by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

JNL/AB Dynamic Asset Allocation Fund. The Board noted that the Fund commenced operations in April 2014 and outperformed its benchmark during the 2017 calendar year, though it lagged the benchmark during the other completed calendar years since inception. The Board further noted that the Fund ranked in the second quintile of its peer group in two of the four completed calendar years since its inception. The Board also noted that it previously approved various changes to the Fund, including replacement of AB with a new sub-adviser, and that those changes will take effect on June 24, 2019. The Board considered information relating to the change of control and noted JNAM’s and AB’s assertions that the change of control will not affect the services provided to the Fund, and there will be no changes to the investment philosophy, process or investment team for the Fund between the time the change of control takes place and when the Fund’s changes take effect on June 24, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

JNL/First State Global Infrastructure Fund. The Board noted that the Fund outperformed its benchmark in two of the last four completed calendar years, ranking in the top quintile of its peer group during those two years. The Board considered information relating to the change of control and noted JNAM’s and First State’s assertions that the change of control will not affect the services provided to the Fund, and that there will be no changes to the investment philosophy, process or investment team for the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund. The Board noted that the JNL/Oppenheimer Emerging Markets Innovator Fund commenced operations in April 2015 and outperformed its benchmark in one of three complete calendar years since its inception, ranking in the top quintile of its custom peer group during that year. The Board also noted that the JNL/Oppenheimer Global Growth Fund outperformed its benchmark in two of the last four most recently completed calendar years. It further noted that that JNL/Oppenheimer Global Growth Fund ranked in the first quintile of its custom peer group for the 2017 calendar year and in the second quintile of its custom peer group for the 2015 calendar year. The Board considered information relating to the change of control and noted JNAM’s and Invesco’s assertions that the change of control will not affect the services provided to the Funds and there will be no changes to the investment philosophy, process or investment team for the Funds. The Board concluded that it would be in the best interests of the Funds and their shareholders to approve the Sub-Advisory Agreement for each Fund.

Costs of Services

  The Board reviewed the fees to be paid to each Fund’s Sub-Adviser. The Board noted that the fee schedule for each Fund will not change as a result of the change of control and will remain the same as the one in the applicable current sub-advisory agreement. The Board concluded that the sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services to be provided.

 Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by JNAM and the Sub-Advisers, the Board noted that the sub-advisory fee arrangement for each Fund contains breakpoints that decrease the fee rate as assets increase and that the sub-advisory fee for each Fund is paid by JNAM (not the Fund). It further noted, with respect to Invesco, that the existing sub-advisory fee relationship discount would decrease the fee rates for JNL/Oppenheimer Emerging Markets Innovator Fund and JNL/Oppenheimer Global Growth Fund as these Funds’ assets increase in the future.

The Board concluded that the fees in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Advisers

In evaluating the benefits that may accrue to the Sub-Advisers through their relationship with the Funds, the Board noted that each Sub-Adviser may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Adviser as a result of its relationship with the Funds.

JNL Series Trust

(the “Trust”)

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Sub-Advised Funds)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s Sub-Adviser(s) (“Sub-Advisory Agreement” or “Sub-Advisory Agreements,” as applicable).

At a meeting on June 3-5, 2019, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended), (the “Independent Trustees”), considered information relating to an amendment to the existing Sub-Advisory Agreement between JNAM and Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) to be effective upon the completion of the acquisition of Standard & Poor’s Investment Advisory Services LLC (“S&P”) by Goldman Sachs. The amendment appoints Goldman Sachs as Sub-Adviser for six Funds (collectively, the “JNL/S&P Funds”) due to the acquisition of S&P by Goldman Sachs, which will automatically terminate JNAM’s current Sub-Advisory Agreement with S&P (“Change of Control”). The JNL/S&P Funds are: JNL/S&P Competitive Advantage Fund; JNL/S&P Dividend Income & Growth Fund; JNL/S&P International 5 Fund; JNL/S&P Intrinsic Value Fund; JNL/S&P Mid 3 Fund; and JNL/S&P Total Yield Fund.

 The Board, including the Independent Trustees, also considered information relating to the renewal of (a) the existing Sub-Advisory Agreement between JNAM and Goldman Sachs for the JNL/Goldman Sachs Emerging Markets Debt Fund and, (b) in light of the fact that six JNL/S&P Funds are co-sub-advised by Mellon Investments Corporation (“Mellon”), the existing Sub-Advisory Agreement between JNAM and Mellon for these JNL/S&P Funds. Goldman Sachs and Mellon are collectively referred to herein as the Sub-Advisers.

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Agreements.  With respect to its approval of amendments to and renewal of the Sub-Advisory Agreements, the Board also noted that the Sub-Advisers already provide services to existing Funds in the Trust, and with regard to Mellon, other existing Funds in the Fund complex. Thus, with respect to the Sub-Advisers, the Board also considered relevant information provided at previous Board meetings. At the conclusion of the Board’s discussions, the Board approved the Agreements.

In reviewing the Agreements and considering the information, the Board was advised by outside independent legal counsel.  The Board considered the factors it deemed relevant and the information provided by the Sub-Advisers for this meeting and for previous meetings, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds; (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to the Sub-Advisers through their relationships with the Trust.  In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by JNAM and the Sub-Advisers and to consider the terms of the Agreements.  Based on its evaluation of those materials and the information the Board received throughout the year at its regular meetings, the Board, including the interested and Independent Trustees, concluded that the Agreements are in the best interests of the shareholders of each Fund.  In reaching its conclusions, the Board considered numerous factors, including the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services provided and to be provided by the Sub-Advisers. The Board noted JNAM’s evaluation of the Sub-Advisers, as well as JNAM’s recommendations, based on its review, in connection with its approval of the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Sub-Advisers’ portfolio managers who are and would be responsible for the day-to-day management of each Fund. It noted that there will be no change to the investment philosophies or processes for the JNL/S&P Funds in connection with the Change of Control.  The Board reviewed information pertaining to each Sub-Adviser’s organizational structure, senior management, financial condition, investment operations, and other relevant information pertaining to each Sub-Adviser. The Board considered compliance reports about the Sub-Advisers from the Trust’s Chief Compliance Officer.

Based on the foregoing, the Board concluded for each Fund that the Fund is likely to benefit from the nature, extent and quality of the services provided and to be provided, as applicable, by each Sub-Adviser under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted that the Fund outperformed its selected benchmark, the 75% JPMorgan GBI EM Global Diversified Index, 25% JPMorgan CEMBI Broad Diversified Index in the three- and five-year periods ended March 31, 2019, though it lagged the benchmark for the one- and ten-year periods. The Board further noted that the Fund outperformed its peer group for the one-, three-, five-, and ten-year periods ended March 31, 2019. The Board concluded that it would be in the best interests of the Fund and its shareholders to approve the Sub-Advisory Agreement.

JNL/S&P Funds. The Board reviewed each Fund’s performance as of March 31, 2019. For certain Funds, the Board considered the relevant custom benchmark, blended benchmark, or custom peer group. This consideration was based on JNAM’s assertion that the custom or blended benchmark or custom peer group is, in some circumstances, a more meaningful source of comparative information than a broad-based benchmark or peer group for certain Funds that use a limited or unique investment focus or where the peer group may not be a good source of comparative information. With respect to these peer groups and custom peer groups, the Board further considered that comparison to these groups provides a helpful way to measure the Funds’ performance, but noted that peer universes are constantly evolving, and as such, the Funds’ peer groups and, where applicable, custom peer groups, may change from time to time.

• JNL/S&P Competitive Advantage Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board noted that, before expenses, the Fund outperformed its custom benchmark for the one-year period and performed the same as its custom benchmark for the three-, five-, and ten-year periods.

• JNL/S&P Dividend Income & Growth Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board took into account that, before expenses, the Fund performed the same as its custom benchmark for the one- and five-year periods and that it lagged its custom benchmark by 0.10% for the three- and ten-year periods.

• JNL/S&P International 5 Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board noted that, before expenses, the Fund outperformed its custom benchmark for the three-year period, though it underperformed its custom benchmark for the one-year period. The Board also observed that, before expenses, the Fund outperformed its custom benchmark in each of the past four completed calendar years.

• JNL/S&P Intrinsic Value Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board noted that, before expenses, the Fund performed the same as its custom benchmark for the one-, three-, five-, and ten-year periods. The Board also noted that, before expenses, the Fund outperformed its custom benchmark in two of the past four completed calendar years.

• JNL/S&P Mid 3 Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board took into account that, before expenses, the Fund outperformed its custom benchmark for the one- and three-year periods. The Board also noted that, before expenses, the Fund outperformed its custom benchmark in each of the past four completed calendar years.

• JNL/S&P Total Yield Fund. The Board considered the Fund’s unique investment mandate and that, because of the Fund’s unique investment mandate, the custom benchmark is the appropriate comparative performance source. The Board noted that, before expenses, the Fund outperformed its custom benchmark for the ten-year period and performed the same as its custom benchmark for the one-, three-, and five-year periods.

Based on its review of the JNL/S&P Funds’ performance, the Board concluded that it would be in the best interests of each Fund and its shareholders to approve the Sub-Advisory Agreements.

Costs of Services

 The Board reviewed the fees to be paid to each Sub-Adviser.  The Board noted that the Funds’ sub-advisory fees would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on the Fund’s total expense ratio.

Further detail of the information considered by the Board is set forth below:

JNL/Goldman Sachs Emerging Markets Debt Fund. The Board noted that the fee schedule for the Fund will not change and will remain the same as the one in the current sub-advisory agreement, which the Board previously reviewed and approved. The Board concluded that the sub-advisory fees are in the best interest of the Fund and its shareholders in light of the services provided.

JNL/S&P Funds. The Board noted that the fee schedule for sub-advisory fees to be paid by JNAM to Goldman Sachs will not change as a result of the Change of Control. The Board also noted that the fee schedule for sub-advisory fees to be paid by JNAM to Mellon will not change. The Board noted that it previously reviewed and approved these sub-advisory fees and concluded that the sub-advisory fees are in the best interests of each Fund and its shareholders in light of the services provided and to be provided.

Economies of Scale

The Board considered whether each Fund’s proposed fees reflect the potential for economies of scale for the benefit of Fund shareholders.  Based on information provided by the Sub-Advisers, the Board noted that the sub-advisory fee arrangements for each Fund contain breakpoints that decrease the fee rate as assets increase. The Board also noted that the sub-advisory fee for each Fund is and will be paid by JNAM (not the Fund).

The Board concluded that the Funds’ fee schedules in some measure share economies of scale with shareholders.

Other Benefits to the Sub-Advisers

In evaluating the benefits that may accrue to the Sub-Advisers through their relationships with the Funds, the Board noted that the Sub-Advisers may receive indirect benefits in the form of soft dollar arrangements for portfolio securities trades placed with the Funds’ assets and may also develop additional investment advisory business with JNAM, the Funds or other clients of the Sub-Advisers as a result of their relationship with the Funds.

Supplement Dated July 19, 2019

To The Prospectus Dated April 29, 2019

JNL ® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 31, 2019, please delete all references to Thomas J. Marthaler.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Small Cap Growth Fund, please add the following:

•  Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/BlackRock Large Cap Select Growth Fund, please add the following:

• Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following after the last paragraph:

The Fund uses a focused approach of investing in a smaller number of issuers, which may result in significant exposure to certain industries or sectors, such as the information technology and internet technology services.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/ClearBridge Large Cap Growth Fund, please add the following:

•  Information technology sector risk – Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/JPMorgan Global Allocation Fund, please add the following as the last paragraph:

JNAM will voluntarily waive its management fee in an amount equivalent to the Acquired Fund Fees and Expenses (“AFFE”) attributable to the Fund’s investment in funds managed by the Sub-Adviser (each an “JPMorgan Underlying Fund”). The voluntary waiver is estimated to be 0.21%. The AFFE for each JPMorgan Underlying Fund is the “Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements” disclosed in the current prospectus for each JPMorgan Underlying Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/JPMorgan Mid Cap Growth Fund, please add the following:

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Lazard Emerging Markets Fund, please add the following after the last paragraph:

The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/S&P Mid 3 Fund, please add the following:

Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund. In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager’s choice of securities within such sector.

Consumer discretionary risk – If a Fund invests a significant portion of its assets in issuers in the consumer discretionary sector of the market, the Fund may be more affected by events influencing the consumer discretionary sector than a fund that is more diversified across numerous sectors. An investment in issuers in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies.

This Supplement is dated July 19, 2019.

Supplement Dated August 9, 2019

To The Prospectus Dated April 29, 2019

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective August 2, 2019, please delete all references to Erica Lankfer

Effective July 24, 2019, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Franklin Templeton Global Fund, please delete the portfolio managers table in the entirety and replace with following:

Name:	Joined Fund Management Team In:	Title:
Norm Boersma, CFA	2011	President – Templeton Global Advisors Limited Chief Investment Officer – Templeton Global Equity Group
Peter Moeschter, CFA	February 2019	Executive Vice President and Portfolio Manager – Templeton Global Equity Group
Heather Arnold, CFA	2015	Director of Research and Portfolio Manager – Templeton Global Equity Group
Herbert Arnett, Jr.	July 2019	Senior Vice President and Portfolio Manager/Research Analyst – Templeton Global Equity Group

This Supplement is dated August 9, 2019.

Page intentionally left blank.

JNL Series Trust
JNL Variable Fund LLC

One Corporate Way
Lansing, MI 48951

VADV6413 07/19

JNL Series Trust PRSRT STD JNL Variable Fund LLC U.S. POSTAGE One Corporate Way PAID JACKSON NATIONAL Lansing, MI 48951 ASSET MANAGEMENT L.L.C.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL Multi-Manager Alternative Fund, JNL Multi-Manager International Small Cap Fund, JNL Multi-Manager Mid Cap Fund, JNL Multi-Manager Small Cap Growth Fund, JNL Multi-Manager Small Cap Value Fund, JNL S&P 500 Index Fund, JNL/AQR Large Cap Defensive Style Fund, JNL/AQR Large Cap Relaxed Constraint Equity Fund, JNL/BlackRock Advantage International Fund, JNL/BlackRock Global Allocation Fund, JNL/Boston Partners Global Long Short Equity Fund, JNL/Crescent High Income Fund, JNL/DFA International Core Equity Fund, JNL/DFA U.S. Core Equity Fund, JNL/DoubleLine Core Fixed Income Fund, JNL/DoubleLine Emerging Markets Fixed Income Fund, JNL/DoubleLine Shiller Enhanced CAPE Fund, JNL/Fidelity Institutional Asset Management ® Total Bond Fund, JNL/FPA + DoubleLine Flexible Allocation Fund, JNL/Franklin Templeton Growth Allocation Fund, JNL/Franklin Templeton Income Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Invesco Global Real Estate Fund, JNL/Invesco Small Cap Growth Fund, JNL/JPMorgan Global Allocation Fund, JNL/JPMorgan Hedged Equity Fund, JNL/Mellon Bond Index Fund, JNL/Mellon Emerging Markets Index Fund, JNL/Mellon Industrials Sector Fund, JNL/Mellon International Index Fund, JNL/Mellon Materials Sector Fund, JNL/Mellon MSCI KLD 400 Social Index Fund, JNL/Mellon Real Estate Sector Fund, JNL/Mellon S&P 1500 Growth Index Fund, JNL/Mellon S&P 1500 Value Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon S&P 500 Index Fund, JNL/Mellon Small Cap Index Fund, JNL/MFS Mid Cap Value Fund, JNL/Neuberger Berman Strategic Income Fund, JNL/Oppenheimer Emerging Markets Innovator Fund, JNL/PIMCO Income Fund, JNL/PIMCO Real Return Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Total Return Fund, JNL/RAFI® Fundamental Asia Developed Fund, JNL/RAFI® Fundamental Europe Fund, JNL/RAFI® Fundamental U.S. Small Cap Fund, JNL/RAFI® Multi-Factor U.S. Equity Fund, JNL/S&P International 5 Fund, JNL/T. Rowe Price Established Growth Fund, JNL/T. Rowe Price Managed Volatility Balanced Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, JNL/T. Rowe Price Short-Term Bond Fund, JNL/T. Rowe Price Value Fund, JNL/WMC Balanced Fund, for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) dated June 30, 2019, pursuant to §210.1212 of Regulation S-X.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 41.5%
Financials 7.3%
Act II Global Acquisition Corp. - Class A (a)	75	732
Alberton Acquisition Corp (a)	150	1,518
Ally Financial Inc. (b)	83	2,563
American Equity Investment Life Holding Company (b)	2	62
American International Group, Inc. (b)	95	5,073
Aon PLC - Class A	10	1,926
Athene Holding Ltd - Class A (a)	18	762
Bank of America Corporation (b)	95	2,766
Bank Pekao SA	49	1,461
Big Rock Partners Acquisition Corp. (a) (c)	61	635
Black Ridge Acquisition Corp. (a)	45	459
Brighthouse Financial, Inc. (a)	5	194
CF Finance Acquisition Corp. - Class A (a) (c)	147	1,471
Chaserg Technology Acquisition Corp. - Class A (a)	24	244
China Construction Bank Corporation - Class H	656	565
Churchill Capital Corp II - Class A (a)	17	168
CIT Group Inc. (b)	59	3,122
Citigroup Inc. (b)	57	4,003
Citizens Financial Group Inc.	4	138
Collier Creek Holdings (a)	45	455
Comerica Inc. (b)	6	407
Credito Real, S.A.B. De C.V. SOFOM E.N.R.	303	371
DBS Group Holdings Ltd.	142	2,720
DGB Financial Group	96	679
Discover Financial Services	5	357
Fifth Third Bancorp (b)	26	720
Fintech Acquisition Corp. III - Class A (a)	71	695
First Hawaiian, Inc.	5	135
Genworth Financial, Inc. - Class A (a)	16	59
GigCapital, Inc. (a)	162	1,668
GigCapital2 Inc (a)	36	358
Gordon Pointe Acquisition Corp. - Class A (a)	8	87
Graf Industrial Corp. (a)	211	2,095
Groupe Bruxelles Lambert SA	24	2,358
Hennessy Capital Acquisition Corp. IV - Class A (a)	149	1,476
Independence Holdings, LLC (b)	20	676
Industrial Bank of Korea	50	610
Jefferies Financial Group Inc.	144	2,772
JSE Ltd	52	521
Kaixin Auto Holdings (a)	13	29
KB Financial Group Inc.	35	1,378
Liberty Holdings Ltd.	70	524
LPL Financial Holdings Inc.	24	1,936
Megalith Financial Acquisition Corp. - Class A (a)	77	775
MetLife, Inc.	2	84
Modern Media Acquisition Corp. (a) (d)	166	1,737
Monocle Acquisition Corporation (a)	15	147
National Energy Services Reunited Corporation (a) (e)	140	1,214
Navient Corporation (b)	55	749
Nelnet, Inc. - Class A (b)	5	290
New York Community Bancorp Inc.	27	266
Oaktree Capital Group LLC - Class A	119	5,903
OTP Bank Plc	33	1,306
Ping An Insurance (Group) Co of China Ltd - Class H	61	733
Pivotal Acquisition Corporation - Class A (a)	37	376
Popular Inc.	16	879
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	80	923
Public Joint-stock Company Sberbank Of Russia - ADR	106	1,624
Pure Acquisition Corp. - Class A (a)	54	544
Santander Consumer USA Holdings Inc. (b)	5	108
SEI Investments Co. (b)	55	3,064
Signature Bank	6	781
SunTrust Banks Inc.	94	5,883
Synchrony Financial	4	146
The Royal Bank of Scotland Group Public Limited Company	440	1,231
Thunder Bridge Acquisition, Ltd. - Class A (a)	17	178
	Shares/Par[1]	Value ($)
Tiberius Acquisition Corporation (a)	135	1,369
Trinity Merger Corp. - Class A (a)	113	1,163
United Overseas Bank Ltd.	70	1,343
Unum Group	2	77
Vectoiq Acquisition Corp. (a)	50	506
Waddell & Reed Financial Inc. - Class A (c)	17	292
Wells Fargo & Co.	42	2,004
		86,643
Consumer Discretionary 7.0%
Aaron's, Inc.	4	246
Alibaba Group Holding Limited - ADS (a)	125	21,098
Amazon.com, Inc. (a) (b)	8	14,884
AutoZone, Inc. (a) (b)	1	665
Bed Bath & Beyond Inc.	25	290
Brinker International Inc.	9	366
Caesars Entertainment Corp. (a)	242	2,863
Dana Holding Corp.	3	68
Deckers Outdoor Corp. (a)	6	985
Dillard's Inc. - Class A	2	112
DP Eurasia N.V. (a) (f)	236	265
eBay Inc.	9	355
Expedia Group, Inc.	2	226
Extended Stay America, Inc. - Class B	4	73
Foot Locker Inc. (b)	12	520
Ford Motor Co.	43	445
Galaxy Entertainment Group Ltd.	150	1,011
Garrett Motion Inc. (a)	6	95
General Motors Company	5	173
Helen of Troy Ltd (a)	1	183
Hyundai Mobis	2	356
Innolux Corp. (e)	1,240	863
JD.com, Inc. - Class A - ADR (a)	51	1,532
Kontoor Brands, Inc. (a)	3	70
Las Vegas Sands Corp.	71	4,182
Lululemon Athletica Inc. (a)	1	144
Magna International Inc.	3	159
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	182	1,265
Melco Resorts & Entertainment Ltd. - ADR	53	1,144
Mohawk Industries Inc. (a)	6	907
Naspers - Class N - ADR (e)	11	542
Naspers Ltd. - Class N	28	6,709
Pulte Homes Inc.	5	164
Ralph Lauren Corp. - Class A (b)	2	216
Starbucks Corp.	9	780
Tupy SA	68	367
Under Armour Inc. - Class A (a) (b)	294	7,441
Wynn Macau, Limited	1,288	2,887
Wynn Resorts Ltd.	8	990
Yum China Holdings, Inc. (b)	183	8,464
		84,105
Information Technology 6.9%
Adyen B.V. (a) (f)	4	3,375
Analog Devices, Inc. (b)	29	3,309
Booz Allen Hamilton Holding Corporation - Class A	5	344
Broadcom Inc.	14	3,821
CACI International Inc. - Class A (a)	1	164
Cadence Design Systems Inc. (a) (b)	3	191
Ciena Corp. (a)	5	185
Cirrus Logic Inc. (a)	5	205
Cisco Systems, Inc.	2	88
Cypress Semiconductor Corp.	37	831
Euronet Worldwide Inc. (a)	—	59
First Data Corporation - Class A (a) (b)	463	12,541
Fortinet, Inc. (a) (b)	9	661
Hana Microelectronics Public Company Limited	446	375
Hewlett Packard Enterprise Company (b)	50	743
Infosys Ltd.	158	1,680
Lam Research Corp.	1	113
Mellanox Technologies Ltd (a)	22	2,456
Micron Technology Inc. (a)	37	1,425
Microsoft Corp.	19	2,572
NAVER Corp.	5	489
NEXON Co.,Ltd. (a)	56	812
Nuance Communications, Inc. (a)	4	61

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
NXP Semiconductors N.V.	1	78
Oracle Corporation	246	14,012
QUALCOMM Inc.	2	129
Red Hat Inc. (a)	66	12,312
TE Connectivity Ltd. (b)	28	2,660
Tech Data Corp. (a)	5	544
Tech Mahindra Limited	86	878
Tencent Holdings Limited - ADR	51	2,320
Teradyne Inc.	8	359
Total System Services Inc.	—	43
Verint Systems Inc. (a)	2	97
Versum Materials, Inc.	73	3,764
Worldpay Inc. - Class A (a)	51	6,234
Xerox Corp.	23	818
Xilinx Inc. (b)	6	660
Zebra Technologies Corp. - Class A (a) (b)	3	649
		82,057
Communication Services 4.4%
Alphabet Inc. - Class A (a)	7	8,193
Alphabet Inc. - Class C (a) (b)	6	6,906
Altice USA, Inc. - Class A (a)	12	280
AMC Networks, Inc. - Class A (a) (b)	10	545
Baidu, Inc. - Class A - ADR (a)	16	1,855
Charter Communications, Inc. - Class A (a)	7	2,637
China Mobile Limited - ADR	16	718
Comcast Corporation - Class A	77	3,279
Discovery, Inc. - Class C (a)	15	438
Dish Network Corporation - Class A (a)	2	73
Facebook, Inc. - Class A (a) (b)	76	14,700
Fox Corporation - Class B	34	1,253
Hyundai HCN Co., Ltd.	49	173
Innocean Worldwide Inc.	5	315
Momo Inc. - ADR	14	484
PLAY Communications S.A. (f)	128	1,111
Sprint Corporation (a)	222	1,455
TEGNA Inc. (b)	41	620
Tribune Media Co. - Class A	14	638
TripAdvisor Inc. (a) (b)	3	148
Yandex N.V. - Class A (a)	25	946
Zayo Group Holdings, Inc. (a)	156	5,132
Zee Entertainment Enterprises Ltd.	237	1,165
Zynga Inc. - Class A (a)	11	64
		53,128
Health Care 4.3%
AbbVie Inc. (b)	4	255
Adcock Ingram Holdings Limited	304	1,288
Alcon AG (a) (b)	15	944
Alexion Pharmaceuticals, Inc. (a)	6	786
Allergan Public Limited Company (b)	7	1,199
Amedisys, Inc. (a) (b)	5	656
Aurobindo Pharma Ltd.	36	321
Biogen Inc. (a)	3	748
Cardinal Health, Inc.	7	325
Celgene Corp. (a) (b)	61	5,596
Cerner Corp. (b)	112	8,194
Change Healthcare Inc. (a)	—	—
Endo International Public Limited Company (a)	44	183
Gilead Sciences Inc.	5	331
HCA Healthcare, Inc.	3	433
Hill-Rom Holdings Inc.	1	52
Horizon Therapeutics Public Limited Company (a)	15	358
Incyte Corporation (a)	9	799
Ionis Pharmaceuticals Inc. (a)	3	193
McKesson Corporation (b)	5	699
Mylan Holdings Ltd. (a)	64	1,223
Novartis AG - ADR	76	6,977
Novo Nordisk A/S - ADR	146	7,449
Olympus Corp.	55	610
Qualicorp S.A.	164	991
Regeneron Pharmaceuticals, Inc. (a) (b)	24	7,357
Spark Therapeutics, Inc. (a)	11	1,131
Tenet Healthcare Corporation (a)	18	378
Universal Health Services Inc. - Class B	1	78
Veeva Systems Inc. - Class A (a)	2	349
	Shares/Par[1]	Value ($)
Vertex Pharmaceuticals Incorporated (a)	1	220
WellCare Health Plans, Inc. (a) (g)	6	1,793
		51,916
Consumer Staples 3.6%
American Beverage Co Ambev	598	2,787
American Beverage Co Ambev - ADR	773	3,608
Anheuser-Busch InBev - ADR (b) (e)	45	4,025
Astral Foods Ltd.	92	1,011
AVI Limited	41	263
Clover Industries	205	294
Coca-Cola Co. (b)	111	5,673
Danone - ADR	390	6,608
Darling Ingredients Inc. (a)	3	62
Dino Polska Spolka Akcyjna (a) (f)	8	284
Distell Group Holdings Limited	23	215
Industrias Bachoco SAB S.A De C.V	103	431
Jeronimo Martins, SGPS, S.A.	88	1,422
Molson Coors Brewing Company - Class B	1	73
Mondelez International Inc. - Class A	1	75
Monster Beverage 1990 Corporation (a) (b)	104	6,627
Oceana Group Limited	125	608
Philip Morris International Inc. (b)	32	2,551
Pilgrim's Pride Corporation (a)	4	91
Post Holdings Inc. (a)	—	42
Procter & Gamble Co. (b)	42	4,656
Treehouse Foods, Inc. (a)	8	427
Ulker Biskuvi Sanayi Anonim Sirketi	273	918
		42,751
Industrials 2.7%
Advanced Disposal Services, Inc. (a)	9	298
AGCO Corporation	2	186
Air Lease Corporation - Class A (b)	34	1,400
Allison Systems, Inc.	20	941
Aramex PJSC	1,116	1,261
Arconic Inc. (b)	169	4,356
Barloworld Ltd.	99	897
Clean Harbors Inc. (a)	3	192
CRRC Corporation Limited - Class H	976	816
CSX Corp.	3	232
Cummins Inc. (b)	4	754
Dover Corp.	4	381
Expeditors International of Washington Inc. (b)	85	6,478
HD Supply Holdings, Inc (a) (b)	8	306
Insperity, Inc.	1	110
Jardine Strategic Holdings Ltd.	18	685
Korn Ferry	7	264
L3 Technologies Inc.	29	7,197
Macquarie Infrastructure Corporation	1	49
ManpowerGroup Inc.	4	367
Nielsen Holdings plc	6	136
Norfolk Southern Corp.	1	130
Oshkosh Corp.	5	434
Pitney Bowes Inc.	18	78
Resideo Technologies, Inc. (a)	4	81
Rexnord Corporation (a)	9	281
United Airlines Holdings Inc. (a) (b)	2	193
United Technologies Corp. (b)	22	2,870
WageWorks Inc. (a)	16	836
WESCO International, Inc. (a)	1	56
		32,265
Energy 2.7%
Anadarko Petroleum Corporation (b)	164	11,557
Anton Oilfield Services (Group) Ltd. (e)	5,962	787
Berry Petroleum Company, LLC	4	39
Buckeye Partners, L.P.	45	1,847
Cabot Oil & Gas Corp.	4	92
Cameco Corporation	5	54
Columbia Pipeline Group Inc. (a) (c) (d) (h)	42	1,062
ConocoPhillips	12	750
CVR Energy, Inc.	4	205
Devon Energy Corporation (b)	23	665
Geopark Limited (a)	38	699
Helmerich & Payne Inc.	3	127
Kinder Morgan, Inc.	97	2,025

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd.	97	607
Marathon Oil Corp.	35	502
Meggitt PLC	250	1,670
Noble Corporation PLC (a)	51	96
Patterson-UTI Energy Inc.	8	87
Peabody Energy Corp. (b)	19	448
Petroleo Brasileiro S/A Petrobras. - ADR	44	691
PTT Public Company Limited (c)	131	208
Public Joint Stock Company Gazprom Neft	138	879
Reliance Industries Ltd.	71	1,292
Schlumberger Ltd. (b)	100	3,978
SM Energy Company	17	210
Total SA - ADR	19	1,075
Whiting Petroleum Corp. (a)	7	127
World Fuel Services Corp.	9	320
		32,099
Materials 1.2%
Ball Corporation	3	210
Cabot Corp.	5	252
CF Industries Holdings Inc. (b)	15	705
Domtar Corp. (b) (c)	13	588
FMC Corp.	8	686
Freeport-McMoRan Inc. - Class B (b)	12	135
Glencore PLC	422	1,468
HeidelbergCement AG	26	2,108
Huntsman Corp.	11	229
Kirkland Lake Gold Ltd.	10	438
LafargeHolcim Ltd.	49	2,396
Livent Corporation (a)	6	41
Methanex Corporation (b)	13	577
Norbord Inc.	17	421
Owens-Illinois Inc.	79	1,373
SunCoke Energy, Inc. (a)	1	5
Teck Resources Ltd. - Class B	11	242
Univar Inc. (a)	58	1,279
Vale S.A. - ADR	43	578
Valencia Bidco LLC (a) (c) (i)	188	259
		13,990
Real Estate 1.0%
Atrium European Real Estate Limited	133	496
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	566	750
Boston Properties Inc.	6	722
Brookfield Property REIT Inc. - Class A	32	599
Cibanco, S.A., Institucion de Banca Multiple (f)	1,017	1,156
CoreCivic, Inc.	15	322
EastGroup Properties Inc. (b)	6	742
Emaar Malls PJSC	1,607	888
EPR Properties	5	358
Equity Lifestyle Properties, Inc. (b)	4	473
Essex Property Trust Inc.	—	58
Host Hotels & Resorts, Inc.	13	228
K. Wah International Holdings Ltd.	1,724	1,007
KiMcO Realty Corporation	3	54
Lamar Advertising Co. - Class A	10	823
Log Commercial Properties e Participacoes S.A	103	536
OUTFRONT Media Inc.	18	464
Prologis Property Mexico, S.A. de C.V.	612	810
Quality Houses Public Company Limited - Class F (c)	6,723	680
Retail Properties of America, Inc. - Class A	22	265
Robinsons Land Corp.	1,023	526
		11,957
Utilities 0.4%
AmeriGas Partners, L.P. (b)	98	3,426
Gujarat State Petronet Limited	271	769
PG&E Corporation (a)	29	657
The AES Corporation	28	466
		5,318
Total Common Stocks (cost $463,599)		496,229
CORPORATE BONDS AND NOTES 21.0%
Financials 4.9%
Algeco Global Finance 2 PLC
10.00%, 08/15/23 (f)	400	405
	Shares/Par[1]	Value ($)
Ally Financial Inc.
8.00%, 11/01/31	20	26
Amigo Luxembourg S.A.
7.63%, 01/15/24, GBP	331	432
Avation Capital
6.50%, 05/15/21 (f)	860	879
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 07/29/19) (j) (k)	1,540	1,297
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (k)	200	253
Banco BTG Pactual S.A.
7.75%, 02/15/29	200	209
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (k)	200	189
Banco Macro S.A.
6.75%, 11/04/26 (j)	200	172
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (k)	200	205
7.63%, (callable at 100 beginning 01/10/28) (f) (k)	200	205
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (k)	500	598
4.38%, 04/12/28	200	213
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (k)	400	418
6.10%, (callable at 100 beginning 03/17/25) (k)	50	54
6.25%, (callable at 100 beginning 09/05/24) (k)	150	162
Barclays Bank PLC
7.63%, 11/21/22	200	218
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (k)	1,280	1,345
8.00%, (callable at 100 beginning 12/15/20), EUR (k)	500	615
4.97%, 05/16/29 (j) (l)	210	224
BBVA Bancomer, S.A.
5.13%, 01/18/33	200	191
BBVA USA
3.88%, 04/10/25	280	290
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (k)	260	329
7.38%, (callable at 100 beginning 08/19/25) (f) (k)	200	222
4.71%, 01/10/25 (f)	200	214
5.20%, 01/10/30 (f)	200	228
BPCE
2.75%, 11/30/27, EUR (j)	500	613
Bracken Midco1 PLC
8.88%, 10/15/23, GBP (f) (m)	600	735
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27	200	206
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (k)	2,030	2,118
4.60%, 03/09/26	210	227
4.45%, 09/29/27	200	215
8.13%, 07/15/39	101	161
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (k)	400	503
Cowen Holdings, Inc.
3.00%, 12/15/22 (b) (l)	1,207	1,378
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (k)	250	310
8.13%, (callable at 100 beginning 12/23/25) (f) (k)	200	232
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (k)	860	925
7.50%, (callable at 100 beginning 07/17/23) (f) (k)	210	224
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (k) (n)	200	202
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/19) (k)	200	179

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (k)	460	551
5.00%, 01/12/22 (f)	200	209
Drax Finco PLC
6.63%, 11/01/25 (f)	873	901
EA Partners II B.V.
0.00%, 06/01/21 (a) (c) (o)	1,032	437
Element Fleet Management Corp.
4.25%, 06/30/20 - 06/30/24, CAD (l)	1,524	1,222
Encore Capital Group, Inc.
3.25%, 03/15/22 (b) (l)	1,898	1,901
EZCORP, Inc.
2.38%, 05/01/25 (b) (l)	1,260	1,138
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 (f)	865	899
Financiera Independencia SAB de CV SOFOM ENR
8.00%, 07/19/24	200	181
Freedom Mortgage Corporation
8.25%, 04/15/25 (f)	456	393
General Electric Capital Corporation
6.15%, 08/07/37	230	268
5.88%, 01/14/38	80	91
6.88%, 01/10/39	150	188
Gilex Holding SARL
8.50%, 05/02/23	200	212
Glencore Funding LLC
4.13%, 03/12/24 (f)	290	300
3.88%, 10/27/27 (f)	120	120
Haya Finance 2017 SA.
5.25%, 11/15/22, EUR	620	600
Hope Bancorp, Inc.
2.00%, 05/15/38 (b) (l)	1,033	939
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (k) (l)	200	210
4.58%, 06/19/29 (l)	600	655
IIP Operating Partnership, LP
3.75%, 02/21/24 (b) (f) (l)	1,352	2,402
ING Groep N.V.
6.75%, (callable at 100 beginning 04/16/24) (k)	870	906
2.50%, 02/15/29, EUR (j)	300	363
Inmarsat Finance PLC
6.50%, 10/01/24 (f)	356	373
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (k)	500	599
7.75%, (callable at 100 beginning 01/11/27), EUR (k)	600	768
JPMorgan Chase & Co.
4.20%, 07/23/29	60	66
KBC Groep
1.88%, 03/11/27, EUR (j)	300	354
KCA Deutag UK Finance PLC
9.88%, 04/01/22 (f)	200	148
LATAM Finance Limited
7.00%, 03/01/26	200	209
Morgan Stanley
4.43%, 01/23/30	120	133
NatWest Markets N.V.
5.75%, (callable at 100 beginning 09/22/20), EUR (k)	600	717
NatWest Markets PLC
5.13%, 05/28/24	380	401
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	322
6.00%, 01/27/28	50	53
6.85%, 06/05/15	640	665
PRA Group, Inc.
3.00%, 08/01/20 (b) (l)	1,086	1,068
Qudian Inc.
1.00%, 07/01/26 (f) (l)	973	991
Redwood Trust, Inc.
4.75%, 08/15/23 (b) (l)	943	912
RWT Holdings, Inc.
5.63%, 11/15/19 (b) (l)	1,319	1,333
	Shares/Par[1]	Value ($)
Santander UK Group Holdings PLC
5.63%, 09/15/45 (f)	200	221
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (f) (k)	709	698
2.50%, 09/16/26, EUR (j)	500	593
Springleaf Finance Corporation
6.88%, 03/15/25	439	481
7.13%, 03/15/26	403	440
6.63%, 01/15/28	150	157
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	150	175
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 08/12/19) (j) (k)	31	25
5.50%, (callable at 100 beginning 08/10/24) (k)	421	432
4.22%, 05/01/29	40	43
6.75%, 10/01/37	190	248
5.15%, 05/22/45	490	560
4.75%, 10/21/45	10	11
The PRA Group, Inc.
3.50%, 06/01/23 (b) (l)	1,559	1,454
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (j) (l)	400	416
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (k)	200	250
7.00%, (callable at 100 beginning 02/19/25) (k)	200	219
7.00%, (callable at 100 beginning 01/31/24) (f) (k)	200	212
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (k)	1,670	1,886
6.57%, 01/14/22 (f)	350	372
7.30%, 04/02/34 (f) (l)	1,088	1,149
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (k)	200	183
UPCB Finance VII Limited
3.63%, 06/15/29, EUR	553	666
Virgin Media Receivables Financing Notes I Designated Activity Company
5.50%, 09/15/24, GBP	657	860
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	207
VTR GlobalCom S.p.A.
6.88%, 01/15/24	200	207
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 08/12/19) (j) (k)	2,105	2,108
Wand Merger Corporation
8.13%, 07/15/23 (f)	552	562
9.13%, 07/15/26 (f)	568	575
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (k)	101	110
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	162
4.65%, 11/04/44	120	133
4.40%, 06/14/46	180	195
4.75%, 12/07/46	50	57
		58,149
Health Care 3.3%
Alder BioPharmaceuticals, Inc.
2.50%, 02/01/25 (b) (l)	560	519
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 (b) (l)	2,545	2,550
Aphria Inc.
5.25%, 06/01/24 (b) (f) (l)	1,257	1,141
Aurora Cannabis Inc.
5.50%, 02/28/24 (b) (f) (l)	1,837	2,237
Bausch Health Companies Inc.
7.00%, 03/15/24 (f)	120	128
6.13%, 04/15/25 (f)	613	625
5.50%, 11/01/25 (f)	50	52
9.00%, 12/15/25 (f)	640	716
9.25%, 04/01/26 (f)	470	526
8.50%, 01/31/27 (f)	1,142	1,258

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
7.25%, 05/30/29 (f)	330	343
Becton, Dickinson and Company
3.70%, 06/06/27	177	185
Bristol-Myers Squibb Company
4.25%, 10/26/49 (f)	130	143
Canopy Growth Corporation
4.25%, 07/15/23, CAD (b) (f) (l)	1,950	1,924
Catholic Health Initiatives
4.35%, 11/01/42	130	130
Centene Corporation
4.75%, 01/15/25	130	134
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	829	796
CONMED Corporation
2.63%, 02/01/24 (b) (f) (l)	387	447
CVS Health Corporation
4.30%, 03/25/28	30	32
4.78%, 03/25/38	90	94
5.05%, 03/25/48	540	575
Evolent Health, Inc.
2.00%, 12/01/21 (b) (l)	805	714
1.50%, 10/15/25 (b) (f) (l)	1,010	666
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	99
HCA Inc.
7.69%, 06/15/25	50	59
5.25%, 06/15/26	60	66
4.50%, 02/15/27	50	53
5.63%, 09/01/28	10	11
5.50%, 06/15/47	10	11
Innoviva, Inc.
2.13%, 01/15/23 (b) (l)	1,401	1,468
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/23 (b) (l)	1,714	1,529
2.00%, 05/15/26 (b) (l)	978	965
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 (b) (l)	2,423	2,866
Jazz Investments I Limited
1.50%, 08/15/24 (b) (l)	1,168	1,154
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (b) (f) (l)	665	414
Kinetic Concepts, Inc.
12.50%, 11/01/21 (f)	2,715	2,989
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (f)	434	454
Ligand Pharmaceuticals Incorporated
0.75%, 05/15/23 (b) (l)	1,586	1,358
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (b) (l)	1,359	1,792
Pacira Biosciences, Inc.
2.38%, 04/01/22 (b) (l)	1,708	1,748
PDL BioPharma, Inc.
2.75%, 12/01/21 (b) (l)	1,764	1,838
Retrophin, Inc.
2.50%, 09/15/25 (b) (l)	1,305	1,174
Rossini S.a r.l.
6.75%, 10/30/25, EUR (f)	370	457
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (b) (f) (l)	1,318	1,316
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	70	66
The Medicines Company
3.50%, 01/15/24 (b) (f) (l)	469	766
Tilray, Inc.
5.00%, 10/01/23 (b) (f) (l)	1,836	1,480
Willis-Knighton Medical Center
4.81%, 09/01/48	60	71
		40,139
Communication Services 2.9%
Altice Finco S.A.
4.75%, 01/15/28, EUR	419	412
Altice Luxembourg Fr SA
8.13%, 02/01/27 (f)	870	914
	Shares/Par[1]	Value ($)
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	470	423
Boingo Wireless, Inc.
1.00%, 10/01/23 (b) (f) (l)	826	705
CCO Holdings, LLC
5.38%, 05/01/25 - 06/01/29 (f)	1,430	1,476
5.75%, 02/15/26 (f)	10	11
5.13%, 05/01/27 (f)	50	52
Charter Communications Operating, LLC
4.20%, 03/15/28	220	228
5.05%, 03/30/29	110	121
5.38%, 04/01/38	90	97
6.83%, 10/23/55	230	271
Comcast Corporation
4.15%, 10/15/28	60	66
4.70%, 10/15/48	410	479
CSC Holdings, LLC
7.50%, 04/01/28 (f)	600	660
6.50%, 02/01/29 (f)	200	218
DISH DBS Corporation
7.88%, 09/01/19	50	50
5.88%, 11/15/24	40	38
7.75%, 07/01/26	10	10
Fox Corporation
4.71%, 01/25/29 (f)	180	201
5.48%, 01/25/39 (f)	50	59
5.58%, 01/25/49 (f)	20	24
Frontier Communications Corporation
6.25%, 09/15/21	350	224
8.00%, 04/01/27 (f)	754	785
Iac Financeco, Inc.
2.00%, 01/15/30 (b) (f) (l)	630	648
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (f)	875	866
Liberty Latin America Ltd.
2.00%, 07/15/24 (b) (f) (l)	727	728
Liberty Media Corporation
3.75%, 02/15/30 (b) (l)	1,264	861
2.25%, 12/01/48 (b) (f) (l)	1,903	2,168
Millicom International Cellular SA
6.25%, 03/25/29	200	215
Myriad International Holdings B.V.
4.85%, 07/06/27 (f)	350	375
Neptune Finco Corp.
10.88%, 10/15/25 (f)	750	859
NII Holdings, Inc.
4.25%, 08/15/23 (f) (l)	1,660	1,682
Perficient, Inc.
2.38%, 09/15/23 (b) (f) (l)	1,295	1,418
SEA, Ltd.
2.25%, 07/01/23 (b) (l)	1,314	2,391
Sirius XM Radio Inc.
4.63%, 07/15/24 (f)	522	534
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	25
Sprint Capital Corporation
8.75%, 03/15/32	60	69
Sprint Communications, Inc.
11.50%, 11/15/21	60	70
Sprint Corporation
7.88%, 09/15/23	60	65
Summer BidCo BV
9.75%, 11/15/25, EUR (f) (m)	604	716
Telesat Canada
8.88%, 11/15/24 (f)	518	562
T-Mobile USA, Inc.
6.50%, 01/15/24 (c)	2,586	2,679
Twitter, Inc.
0.25%, 09/15/19 - 06/15/24 (b) (l)	1,674	1,653
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (f)	2,695	2,783
UPC Holding B.V.
3.88%, 06/15/29, EUR	945	1,128
Verizon Communications Inc.
4.50%, 08/10/33	20	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.13%, 08/15/46	160	168
Vodafone Group Public Limited Company
4.38%, 05/30/28	190	205
Wind Tre S.p.A.
3.13%, 01/20/25, EUR	200	226
YY, Inc.
1.38%, 06/15/26 (b) (f) (l)	969	986
Zayo Group, LLC
5.75%, 01/15/27 (f)	359	366
Zillow Group, Inc.
2.00%, 12/01/21 (b) (l)	1,462	1,659
Zynga Inc.
0.25%, 06/01/24 (b) (f) (l)	797	792
		34,444
Information Technology 2.8%
Altair Engineering Inc.
0.25%, 06/01/24 (b) (l)	1,174	1,271
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (f)	340	319
9.75%, 09/01/26 (f)	352	306
Benefitfocus.Com, Inc.
1.25%, 12/15/23 (b) (f) (l)	1,464	1,310
Blackboard Inc.
9.75%, 10/15/21 (f)	468	452
Carbonite, Inc.
2.50%, 04/01/22 (b) (l)	1,017	1,217
Coupa Software Incorporated
0.13%, 06/15/25 (b) (f) (l)	470	502
CSG Systems International, Inc.
4.25%, 03/15/36 (b) (l)	1,309	1,442
Electronics for Imaging, Inc.
0.75%, 09/01/19 (b) (l)	768	762
Enphase Energy, Inc.
1.00%, 06/01/24 (b) (f) (l)	704	794
First Data Corporation
5.75%, 01/15/24 (f)	899	925
II-VI Incorporated
0.25%, 09/01/22 (b) (l)	1,218	1,288
INPHI Corporation
0.75%, 09/01/21 (b) (l)	1,210	1,342
KBR, Inc.
2.50%, 11/01/23 (b) (f) (l)	1,064	1,233
Knowles Corporation
3.25%, 11/01/21 (b) (l)	1,752	2,098
Microchip Technology Incorporated
1.63%, 02/15/27 (b) (l)	1,200	1,425
Microsoft Corporation
3.30%, 02/06/27	230	244
3.70%, 08/08/46	90	98
Nuance Communications, Inc.
1.00%, 12/15/35 (b) (l)	2,066	1,929
Nutanix, Inc.
0.00%, 01/15/23 (b) (l) (p)	477	442
NXP Semiconductors N.V.
1.00%, 12/01/19 (b) (l)	657	697
Okta, Inc.
0.25%, 02/15/23 (b) (l)	709	1,829
Osi Systems, Inc.
1.25%, 09/01/22 (b) (l)	1,044	1,231
Palo Alto Networks, Inc.
0.75%, 07/01/23 (b) (f) (l)	1,032	1,094
PAR Technology Corporation
4.50%, 04/15/24 (b) (f) (l)	477	582
Pluralsight, Inc.
0.38%, 03/01/24 (b) (f) (l)	1,694	1,803
PROS Holdings, Inc.
1.00%, 05/15/24 (b) (f) (l)	630	724
2.00%, 06/01/47 (b) (l)	1,437	1,943
Q2 Holdings, Inc.
0.75%, 06/01/26 (b) (f) (l)	94	101
Rapid7, Inc.
1.25%, 08/01/23 (b) (f) (l)	1,240	1,857
Silicon Laboratories Inc.
1.38%, 03/01/22 (b) (l)	721	893
	Shares/Par[1]	Value ($)
Synaptics Incorporated
0.50%, 06/15/22 (b) (l)	576	513
ViaSat, Inc.
5.63%, 04/15/27 (f)	402	418
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (b) (f) (l)	1,033	946
		34,030
Consumer Discretionary 1.7%
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	249	253
Altice Luxembourg SA
8.00%, 05/15/27, EUR (f)	938	1,083
10.50%, 05/15/27 (f)	1,430	1,468
Amazon.com, Inc.
4.95%, 12/05/44	40	50
4.05%, 08/22/47	510	576
4.25%, 08/22/57	630	725
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	65	66
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (f)	408	411
Carvana Co.
8.88%, 10/01/23 (f)	404	408
Chegg, Inc.
0.25%, 05/15/23 (b) (l)	1,159	1,776
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	575	575
Debenhams PLC
0.00%, 07/15/21, GBP (a) (c) (o)	580	317
Eagle Intermediate Global Holding B.V.
7.50%, 05/01/25 (f)	930	894
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	654	671
Grupo Posadas, S.A.B. de C.V.
7.88%, 06/30/22	200	199
Hanesbrands Inc.
4.63%, 05/15/24 (f)	80	83
L Brands, Inc.
7.50%, 06/15/29	440	440
Liberty Media Corporation
4.00%, 11/15/29 (b) (l)	1,842	1,283
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (b) (l)	1,754	1,682
MGM Resorts International
5.75%, 06/15/25	400	435
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (f)	658	678
Picard Bondco
5.50%, 11/30/24, EUR	120	118
Rent-A-Center, Inc.
6.63%, 11/15/20	432	433
4.75%, 05/01/21	578	578
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	50	50
Sands China Ltd.
5.13%, 08/08/25 (n)	200	216
Scientific Games International, Inc.
5.50%, 02/15/26, EUR	807	884
8.25%, 03/15/26 (f)	860	901
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (f)	887	903
Tesla Inc.
5.30%, 08/15/25 (f)	390	343
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (f)	1,050	1,079
Wayfair Inc.
0.38%, 09/01/22 (b) (l)	298	453
William Lyon Homes
5.88%, 01/31/25	70	69
		20,100
Materials 1.2%
Anglo American Capital PLC
3.63%, 09/11/24 (f)	200	204

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ArcelorMittal
4.55%, 03/11/26	50	53
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (f)	428	437
BHP Billiton Finance (USA) Limited
6.75%, 10/19/75 (f) (j)	200	228
C10 Capital (SPV) Limited
7.04%, (callable at 100 beginning 09/30/19) (k)	100	99
CEMEX S.A.B. de C.V.
3.72%, 03/15/20 (b) (l)	3,804	3,797
Cleveland-Cliffs Inc.
1.50%, 01/15/25 (b) (l)	972	1,398
First Majestic Silver Corp.
1.88%, 03/01/23 (b) (l)	494	524
First Quantum Minerals Ltd
6.50%, 03/01/24 (f)	470	439
7.50%, 04/01/25 (f)	200	190
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	10
5.45%, 03/15/43	200	183
Klabin Austria GmbH
5.75%, 04/03/29 (f)	436	465
7.00%, 04/03/49	200	211
KME AG
6.75%, 02/01/23, EUR	390	428
LABL Escrow Issuer LLC
6.75%, 07/15/26 (f)	1,072	1,083
Mineral Resources Limited
8.13%, 05/01/27 (f)	390	406
Neon Holdings Inc.
10.13%, 04/01/26 (f)	342	337
Resolute Forest Products Inc.
5.88%, 05/15/23	1,319	1,329
Rmi Titanium Company, LLC
1.63%, 10/15/19 (b) (l)	993	1,003
SSR Mining Inc.
2.50%, 04/01/39 (b) (f) (l)	469	500
SunCoke Energy, Inc.
7.50%, 06/15/25 (f)	900	879
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (f)	200	203
Yamana Gold Inc.
4.63%, 12/15/27	100	102
		14,508
Energy 1.2%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (f)	250	274
Anadarko Petroleum Corporation
5.55%, 03/15/26	20	22
6.20%, 03/15/40	90	109
4.50%, 07/15/44	100	102
6.60%, 03/15/46	140	182
Apache Corporation
4.38%, 10/15/28	30	31
5.10%, 09/01/40	210	212
4.75%, 04/15/43	300	292
4.25%, 01/15/44	170	154
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	377	345
Blue Racer Midstream, LLC
6.13%, 11/15/22 (f)	110	112
Canacol Energy Ltd.
7.25%, 05/03/25	200	207
Chesapeake Energy Corporation
8.00%, 06/15/27	130	114
Cimarex Energy Co.
3.90%, 05/15/27	10	10
Compania General de Combustibles S.A.
9.50%, 11/07/21	200	195
Concho Resources Inc.
4.85%, 08/15/48	110	124
Continental Resources, Inc.
4.38%, 01/15/28	10	11
4.90%, 06/01/44	140	148
	Shares/Par[1]	Value ($)
DCP Midstream, LLC
6.75%, 09/15/37 (f)	110	117
Devon Energy Corporation
5.85%, 12/15/25	190	226
5.00%, 06/15/45	20	23
Ecopetrol S.A.
5.88%, 09/18/23 - 05/28/45	470	520
4.13%, 01/16/25	370	384
5.38%, 06/26/26	50	55
Enterprise Products Operating LLC
4.15%, 10/16/28	20	22
5.38%, 02/15/78	70	65
Exxon Mobil Corporation
4.11%, 03/01/46	130	149
FTS International, Inc.
6.25%, 05/01/22	64	60
Fugro N.V.
4.00%, 10/26/21, EUR (l)	100	96
4.50%, 11/02/24, EUR (l)	100	95
Genesis Energy, L.P.
6.75%, 08/01/22	110	112
Geopark Limited
6.50%, 09/21/24	200	204
Gran Tierra Energy Inc.
7.75%, 05/23/27 (f)	200	196
Green Plains Inc.
4.13%, 09/01/22 (b) (l)	497	434
4.00%, 07/01/24 (b) (f) (l)	939	893
Halliburton Company
3.80%, 11/15/25	30	31
4.85%, 11/15/35	150	160
Kerr-McGee Corporation
6.95%, 07/01/24	120	141
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	62
4.25%, 09/01/24	60	64
Kinder Morgan, Inc.
5.30%, 12/01/34	40	46
MEG Energy Corp.
7.00%, 03/31/24 (f)	40	38
6.50%, 01/15/25 (f)	30	30
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	239
4.80%, 02/15/29	60	66
5.20%, 03/01/47	80	87
4.70%, 04/15/48	110	112
5.50%, 02/15/49	120	136
Noble Energy, Inc.
3.85%, 01/15/28	150	153
Oasis Petroleum Inc.
6.88%, 03/15/22 - 01/15/23	67	67
Occidental Petroleum Corporation
4.63%, 06/15/45	60	64
4.40%, 04/15/46	20	21
4.10%, 02/15/47	20	20
4.20%, 03/15/48	20	20
Parkland Fuel Corporation
5.88%, 07/15/27 (f)	527	534
PDV America, Inc.
10.75%, 02/15/20 (f)	715	740
Petrobras Global Finance B.V.
6.90%, 03/19/49	200	213
Petroleos Mexicanos
6.38%, 01/23/45	390	335
Range Resources Corporation
5.88%, 07/01/22	50	50
4.88%, 05/15/25	100	88
Rockies Express Pipeline LLC
5.63%, 04/15/20 (f)	100	102
6.88%, 04/15/40 (f)	110	125
Schlumberger Holdings Corporation
4.00%, 12/21/25 (f)	180	190
Ship Finance International Limited
5.75%, 10/15/21 (b) (l)	1,412	1,417

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Targa Resource Corporation
4.25%, 11/15/23	270	270
5.38%, 02/01/27	10	10
Tecila Sociedad Anonima
8.50%, 07/28/25	200	199
Teekay Shipping (Canada) Ltd.
5.00%, 01/15/23 (b) (l)	881	689
Teine Energy Ltd.
6.88%, 09/30/22 (f)	60	61
The Williams Companies, Inc.
7.50%, 01/15/31	40	52
8.75%, 03/15/32	140	199
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	170	217
Transocean Poseidon Limited
6.88%, 02/01/27 (f)	533	564
Western Midstream Operating, LP
3.95%, 06/01/25	90	90
4.65%, 07/01/26	10	10
Whiting Petroleum Corporation
6.25%, 04/01/23	50	50
WPX Energy, Inc.
8.25%, 08/01/23	170	194
		14,251
Industrials 1.1%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29	200	211
Air Transport Services Group, Inc.
1.13%, 10/15/24 (b) (l)	976	975
Atlas Air Worldwide Holdings, Inc.
1.88%, 06/01/24 (b) (l)	939	951
Bombardier Inc.
7.50%, 03/15/25 (f)	323	324
Clean Harbors, Inc.
4.88%, 07/15/27 (f)	338	344
5.13%, 07/15/29 (f)	145	148
FTI Consulting, Inc.
2.00%, 08/15/23 (b) (f) (l)	2,034	2,172
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (k)	206	198
Harsco Corporation
5.75%, 07/31/27 (f)	338	352
Herc Holdings Inc.
5.50%, 07/15/27 (f)	1,140	1,147
JSL Europe SA
7.75%, 07/26/24	200	205
Kaman Corporation
3.25%, 05/01/24 (b) (l)	531	610
Multi-Color Corporation
4.88%, 11/01/25 (f)	393	414
Officine Maccaferri - S.P.A.
5.75%, 06/01/21, EUR	493	398
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (f)	889	804
Onorato Armatori S.R.L.
7.75%, 02/15/23, EUR	126	42
Park Aerospace Holdings Limited
5.25%, 08/15/22 (f)	50	53
4.50%, 03/15/23 (f)	20	21
5.50%, 02/15/24 (f)	50	54
Team, Inc.
5.00%, 08/01/23 (b) (l)	1,510	1,528
TransDigm Inc.
6.25%, 03/15/26 (f)	808	847
United Rentals (North America), Inc.
5.88%, 09/15/26	70	75
6.50%, 12/15/26	40	43
5.25%, 01/15/30	716	736
XPO Cnw, Inc.
6.70%, 05/01/34	170	156
		12,808
Real Estate 0.8%
Brookfield Property REIT Inc.
5.75%, 05/15/26 (f)	1,331	1,371
	Shares/Par[1]	Value ($)
Forestar Group Inc.
3.75%, 03/01/20 (b) (l)	560	557
Realogy Group LLC
9.38%, 04/01/27 (f)	477	419
Redfin Corporation
1.75%, 07/15/23 (b) (l)	1,033	958
Starwood Waypoint Homes
3.00%, 10/01/19 (l)	2,923	4,254
3.50%, 01/15/22 (b) (l)	1,348	1,652
WeWork Companies Inc.
7.88%, 05/01/25 (f)	619	611
		9,822
Consumer Staples 0.7%
Albertsons Companies, Inc.
5.75%, 03/15/25	800	806
Altria Group, Inc.
4.40%, 02/14/26	40	43
4.80%, 02/14/29	150	162
5.80%, 02/14/39	100	112
6.20%, 02/14/59	330	378
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	270	284
4.90%, 02/01/46	80	89
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	550	670
5.80%, 01/23/59	40	50
Avon International Capital P.L.C.
6.50%, 08/15/22 (f)	1,214	1,223
BAT Capital Corp.
3.56%, 08/15/27	110	109
4.54%, 08/15/47	190	177
Cott Holdings Inc.
5.50%, 04/01/25 (f)	40	41
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (b) (l)	1,348	1,311
JBS Investments II GmbH
7.00%, 01/15/26 (f)	855	924
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP	280	387
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (f)	40	42
Minerva Luxembourg S.A.
5.88%, 01/19/28	200	200
NBM US Holdings Inc
7.00%, 05/14/26 (f)	200	210
Post Holdings, Inc.
5.50%, 12/15/29 (f)	660	662
		7,880
Utilities 0.4%
AES Gener S.A.
7.13%, 03/26/79	200	214
Cometa Energia SA de CV
6.38%, 04/24/35	195	201
Enel Finance International SA
6.00%, 10/07/39 (f)	150	178
FirstEnergy Corp.
3.90%, 07/15/27	320	336
7.38%, 11/15/31	460	627
NRG Energy, Inc.
2.75%, 06/01/48 (b) (l)	2,043	2,165
Pampa Energia S.A.
7.50%, 01/24/27	200	184
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33	192	194
Stoneway Capital Corporation
10.00%, 03/01/27	185	174
Talen Energy Supply, LLC
6.63%, 01/15/28 (f)	890	884
		5,157
Total Corporate Bonds And Notes (cost $242,251)		251,288

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 9.1%
Sovereign 3.7%
Abu Dhabi, Government of
2.50%, 10/11/22 (f)	790	796
4.13%, 10/11/47 (f)	360	394
Commonwealth of Australia
3.00%, 03/21/47, AUD	610	527
Ghana, Government of
8.13%, 03/26/32 (f)	410	414
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27 (f)	310	229
Gobierno de la Republica del Ecuador
7.95%, 06/20/24	220	227
8.88%, 10/23/27 (f)	360	373
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	115,080	5,948
8.00%, 11/07/47, MXN	26,470	1,402
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	212
Kuwait, Government of
3.50%, 03/20/27 (f)	200	213
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	4,140	66
7.75%, 09/16/26, RUB	20,050	325
7.95%, 10/07/26, RUB	20,060	329
8.15%, 02/03/27, RUB	152,933	2,547
7.05%, 01/19/28, RUB	190,570	2,975
6.90%, 05/23/29, RUB	125,480	1,932
7.65%, 04/10/30, RUB	26,080	422
7.25%, 05/10/34, RUB	80,240	1,250
7.70%, 03/23/33 - 03/16/39, RUB	89,980	1,459
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/27, BRL	9,758	2,742
4.25%, 01/07/25	210	221
5.00%, 01/27/45	1,850	1,825
Presidencia De La Nacion
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (j)	12,810	293
18.20%, 10/03/21, ARS	5,070	82
5.63%, 01/26/22	360	301
16.00%, 10/17/23, ARS	8,260	141
7.50%, 04/22/26	220	184
15.50%, 10/17/26, ARS	3,190	50
6.88%, 01/26/27	70	55
5.88%, 01/11/28	440	332
8.28%, 12/31/33	308	253
7.63%, 04/22/46	150	117
7.13%, 06/28/17	470	352
Presidencia de la Republica de Colombia
5.63%, 02/26/44	620	733
5.20%, 05/15/49	340	386
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (f)	200	209
South Africa, Parliament of
10.50%, 12/21/26, ZAR	11,090	889
4.30%, 10/12/28	670	654
7.00%, 02/28/31, ZAR	15,470	933
6.25%, 03/31/36, ZAR	38,396	1,976
6.50%, 02/28/41, ZAR	1,860	93
The Arab Republic of Egypt
15.16%, 10/10/22, EGP	7,570	438
5.58%, 02/21/23 (f)	280	284
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	74
3.31%, 11/30/25, CNY	2,000	292
3.48%, 06/29/27, CNH	4,000	581
4.29%, 05/22/29, CNH	1,000	154
The Republic of Indonesia, The Government of
7.00%, 05/15/22 - 05/15/27, IDR	24,379,000	1,701
9.00%, 03/15/29, IDR	10,524,000	821
8.25%, 05/15/29, IDR	31,137,000	2,334
8.38%, 09/15/26 - 03/15/34, IDR	26,104,000	1,964
4.35%, 01/11/48	330	340
	Shares/Par[1]	Value ($)
Turkiye Cumhuriyeti Basbakanlik
6.13%, 10/24/28	930	875
		44,719
Collateralized Mortgage Obligations 2.6%
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 3.71%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (j)	7,195	1,189
Series 2017-B1-DNA2, REMIC, 7.55%, (1M USD LIBOR + 5.15%), 10/25/29 (j)	680	751
Series SW-4170, REMIC, 1.66%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (j)	2,418	2,342
Series MS-4096, REMIC, 1.15%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (j)	1,229	1,054
Series SJ-4141, REMIC, 1.07%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (j)	1,298	1,114
Series ST-4666, REMIC, 2.65%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (j)	1,680	1,618
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 7.40%, (1M USD LIBOR + 5.00%), 07/25/25 (j)	112	120
Series 2017-1B1-C01, 8.15%, (1M USD LIBOR + 5.75%), 01/25/27 (j)	270	320
Series 2016-1M2-C04, 6.65%, (1M USD LIBOR + 4.25%), 01/25/29 (j)	260	279
Series 2015-HZ-23, 3.00%, 04/25/45	284	288
Series 2017-1M2-C07, REMIC, 4.80%, (1M USD LIBOR + 2.40%), 05/28/30 (j)	380	385
Series 2012-GS-125, REMIC, 1.23%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (j)	3,677	3,111
Series 2012-US-137, REMIC, 2.42%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (j)	4,332	3,966
Series 2013-CS-15, REMIC, 2.48%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (j)	447	410
Series 2013-NS-26, REMIC, 2.42%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (j)	1,428	1,284
Series 2013-CS-59, REMIC, 1.51%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (j)	3,153	2,567
Interest Only, Series 2018-SA-54, REMIC, 3.85%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (j)	6,930	1,194
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 2.17%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (j)	12,455	1,033
Interest Only, Series 2013-SA-195, REMIC, 1.09%, 01/20/42 (j)	13,064	542
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,955	2,855
Interest Only, Series 2018-SD-91, REMIC, 3.82%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (j)	7,079	941
Interest Only, Series 2018-SH-105, REMIC, 3.87%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (j)	6,292	832
Interest Only, Series 2018-SK-124, REMIC, 3.82%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (j)	7,040	1,003
Interest Only, Series 2018-SW-164, REMIC, 3.72%, (6.10% - (1M USD LIBOR * 1)), 12/20/48 (j)	9,546	1,331
		30,529
U.S. Treasury Securities 1.4%
U.S. Treasury Bond
4.38%, 05/15/40	2,140	2,848
4.25%, 11/15/40	670	878
3.00%, 08/15/48	2,260	2,474
2.88%, 05/15/49	920	985
U.S. Treasury Note
0.75%, 08/15/19	5,000	4,991
1.75%, 06/30/24 (q)	1,980	1,978
1.88%, 06/30/26 (q)	2,150	2,150
		16,304
Treasury Inflation Indexed Securities 0.7%
Cabinet Office, Government of Japan
0.10%, 03/10/24 - 03/10/25, JPY (r)	82,140	785
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (s)	551	641
Presidencia De La Nacion
4.00%, 03/06/20, ARS (s)	17,600	591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Note
0.75%, 02/15/45 (r)	619	612
1.00%, 02/15/46 - 02/15/49 (r)	5,899	6,232
		8,861
Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
REMIC, 1.26%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (j)	908	790
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,591
3.40%, 03/01/30	1,500	1,602
3.24%, 01/01/33	1,231	1,295
		5,278
Municipal 0.3%
Autoridad de Acueductos y Alcantarillados de Puerto Rico
5.25%, 07/01/29 - 07/01/42	882	890
5.00%, 07/01/21 - 07/01/33	326	328
5.13%, 07/01/37	138	139
5.75%, 07/01/37	152	156
6.00%, 07/01/47	125	128
Detroit, City of
4.00%, 04/01/44	60	53
Illinois, State of
5.10%, 06/01/33	250	263
Public Buildings Authority
0.00%, 07/01/42 (a) (c) (o)	490	355
Puerto Rico Sales Tax Financing Corporation (COFINA)
4.50%, 07/01/34	23	24
4.55%, 07/01/40	131	127
0.00%, 07/01/24 - 07/01/51 (p)	662	189
4.75%, 07/01/53	90	88
5.00%, 07/01/58	265	263
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (c) (o)	985	510
		3,513
Total Government And Agency Obligations (cost $104,142)		109,204
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.0%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 07/25/36 (j)	3,150	2,717
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (f) (j)	2,811	2,844
Apidos CLO XXII
Series 2015-D-22A, 8.59%, (3M USD LIBOR + 6.00%), 10/20/27 (f) (j)	500	494
Apidos CLO XXIV
Series 2016-DR-24A, 8.39%, (3M USD LIBOR + 5.80%), 10/21/30 (f) (j)	500	476
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 4.89%, (1M USD LIBOR + 2.50%), 03/15/21 (f) (j)	569	571
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.29%, 04/25/37 (j)	2,023	2,022
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	977	917
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 3.08%, 07/28/27 (f) (j)	1,066	941
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 4.49%, 09/17/21 (f)	1,250	1,243
Series 2019-D-CRE5, 4.74%, 02/15/22 (f)	484	484
Barings CLO Ltd
Series 2018-E-3A, 8.34%, (3M USD LIBOR + 5.75%), 07/20/29 (f) (j)	500	482
Bayview Opportunity Master Fund IIIb Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/23 (f) (t)	653	658
BBCMS Trust
Series 2018-E-CBM, 5.54%, (1M USD LIBOR + 3.55%), 07/15/20 (f) (j)	470	471
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 6.04%, (1M USD LIBOR + 3.60%), 04/15/21 (f) (j)	573	576
	Shares/Par[1]	Value ($)
Canyon Capital CLO Ltd
Series 2014-DR-1A, 8.08%, (3M USD LIBOR + 5.50%), 01/30/31 (c) (j) (u)	700	636
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 7.87%, (3M USD LIBOR + 5.35%), 05/15/31 (c) (j) (u)	1,000	907
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 09/25/36 (j)	3,000	2,729
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (f) (t)	1,213	1,204
Chenango Park CLO, Ltd
Series 2018-D-1A, 8.40%, (3M USD LIBOR + 5.80%), 04/15/30 (c) (j) (u)	1,000	945
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-B1-2A, REMIC, 2.96%, 05/25/35 (f) (j)	305	252
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,666	1,362
CIM Trust
Series 2017-B2-3RR, 10.62%, 01/25/57 (f) (j)	180	186
Series 2016-B2-1RR, REMIC, 7.53%, 07/25/55 (f) (j)	300	303
Series 2016-B2-3RR, REMIC, 7.43%, 02/29/56 (f) (j)	800	804
Series 2016-B2-2RR, REMIC, 7.77%, 02/29/56 (f) (j)	800	807
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 6.04%, (1M USD LIBOR + 3.65%), 12/16/19 (c) (j) (u)	524	527
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (f) (j)	291	270
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (j)	3,706	2,866
Civic Mortgage, LLC.
Series 2018-A2-2, 5.32%, 04/25/20 (f)	2,121	2,116
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (c) (i) (j) (u)	1,000	1,000
COLT Mortgage Loan Trust
Series 2017-M1-2, REMIC, 3.51%, 10/25/47 (f)	2,000	1,995
COMM Mortgage Trust
Series 2018-D-HCLV, 4.57%, (1M USD LIBOR + 2.18%), 09/15/20 (f) (j)	1,000	998
Series 2015-D-CR26, REMIC, 3.63%, 09/12/25 (j)	1,000	930
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	308	310
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 05/25/37 (j)	1,891	1,777
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.91%, 05/15/26 (f) (j)	1,000	966
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (f)	1,893	1,913
Series 2017-F-CHOP, REMIC, 6.74%, (1M USD LIBOR + 4.35%), 07/15/32 (f) (j)	880	884
CWABS, Inc.
Series 2003-3A-2, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 08/26/33 (j)	160	158
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 2.84%, (1M USD LIBOR + 0.44%), 05/25/35 (j)	22	17
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 08/22/39 (f) (q)	280	280
Flagstar Mortgage Trust
Series 2018-A4-2, 3.50%, 08/25/41 (f) (j)	88	89
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (f) (j) (t)	3,000	3,081
Ford Credit Floorplan Master Owner Trust A
Series 2018-A-4, 4.06%, 11/15/28	260	277
Gilbert Park CLO Ltd
Series 2017-1A-E, 9.00%, (3M USD LIBOR + 6.40%), 10/15/30 (f) (j)	500	492

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GPMT Ltd
Series 2018-D-FL1, REMIC, 5.33%, (1M USD LIBOR + 2.95%), 04/19/21 (f) (j)	246	248
GreenPoint Mortgage Funding Trust
Series 2005-2A1-AR5, REMIC, 2.96%, (1M USD LIBOR + 0.28%), 11/25/45 (j)	519	332
GS Mortgage Securities Corp Trust
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (f) (j)	571	503
Series 2018-C-SRP5, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 06/15/21 (f) (j)	718	716
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28 (f)	1,000	835
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,326	1,784
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 5.39%, (1M USD LIBOR + 2.75%), 05/17/21 (c) (j) (u)	493	489
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20 (f)	250	255
Horizon Aircraft Finance I Ltd
Series 2018-C-1, 6.66%, 12/15/25 (f)	942	976
Hospitality Mortgage Trust
Series 2019-G-HIT, 6.29%, (1M USD LIBOR + 3.90%), 11/15/21 (c) (j) (u)	493	495
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 10/25/35 (j) (t)	320	309
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, 4.34%, 05/07/24 (f)	83	88
Series 2019-D-UES, 4.60%, 05/07/24 (f) (j)	85	89
Series 2019-E-UES, 4.60%, 05/07/24 (f) (j)	99	102
Series 2019-F-UES, 4.60%, 05/07/24 (f) (j)	104	103
Series 2019-G-UES, 4.60%, 05/07/24 (c) (j) (u)	165	157
Series 2019-F-MFP, 0.00%, (1M USD LIBOR + 3.00%), 07/15/24 (c) (j) (u)	582	582
Series 2011-E-C3, REMIC, 5.85%, 03/17/21 (f) (j)	334	320
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (f) (j)	1,650	1,676
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 4.54%, 07/25/35 (j)	1,862	1,862
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (c) (u)	650	540
LCM XVII LP
Series ER-17A, 8.60%, (3M USD LIBOR + 6.00%), 10/15/31 (f) (j)	500	456
LCM XX LP
Series ER-20A, 8.04%, (3M USD LIBOR + 5.45%), 10/20/27 (f) (j)	500	481
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (f) (t)	2,825	2,846
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (f) (j)	2,172	2,185
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (f) (j)	845	850
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 7.64%, (1M USD LIBOR + 5.25%), 01/15/33 (j)	2,480	2,418
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 09/25/36 (j)	1,245	802
Loancore Issuer Ltd.
Series 2019-D-CRE3, 4.89%, (1M USD LIBOR + 2.50%), 04/15/24 (f) (j)	493	496
Loandepot GMSR Trust
Series 2018-A-GT1, 5.19%, (1M USD LIBOR + 2.80%), 10/16/23 (f) (j)	2,000	2,004
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 7.90%, (1M USD LIBOR + 5.50%), 05/14/21 (f) (j)	1,500	1,502
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (f) (t)	1,447	1,446
	Shares/Par[1]	Value ($)
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28 (f)	279	288
Morgan Stanley
Series 2006-A1-13AX, REMIC, 2.58%, (1M USD LIBOR + 0.18%), 10/25/36 (j)	5,704	2,823
Myers Park CLO Ltd
Series 2018-E-1A, 8.09%, (3M USD LIBOR + 5.25%), 10/20/30 (f) (j)	1,000	927
Neuberger Berman CLO XXIII Ltd
Series 2016-ER-23A, 8.34%, (3M USD LIBOR + 6.00%), 10/18/27 (f) (j)	500	486
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (t)	3,809	1,854
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 10/25/36 (j)	4,432	2,583
Octagon Investment Partners 16 Ltd
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (c) (j) (u)	1,500	506
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26 (f)	1,000	1,011
Positive Results Property Management LLC
Series 2018-A1-2A, 4.00%, 08/25/21 (f) (t)	2,086	2,085
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (f) (t)	412	413
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 2.75%, (1M USD LIBOR + 0.35%), 08/25/36 (j)	350	342
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,727	1,618
SLIDE
Series 2018-F-FUN, 5.39%, (1M USD LIBOR + 3.00%), 06/15/21 (f) (j)	1,225	1,235
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (d) (f) (j)	100	1,512
Series 2019-R1-B, 0.00%, 08/17/48 (d) (f) (j)	43	1,543
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 4.32%, 01/25/35 (j)	2,003	2,010
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 8.35%, (3M USD LIBOR + 5.75%), 07/15/30 (c) (j) (u)	500	461
Series 2014-ER2-3A, 8.81%, (3M USD LIBOR + 6.22%), 10/22/31 (f) (j)	500	474
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26 (f)	616	648
Series 2018-M5-2, 6.36%, 06/25/26 (f)	231	241
Series 2018-M6-2, 7.05%, 08/25/27 (f)	1,001	1,040
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (f)	795	811
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (f)	331	338
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (f)	966	966
VOLT LXIX LLC
Series 2018-A1B-NPL5, 4.70%, 08/25/21 (f) (t)	4,000	4,020
VOLT LXV LLC
Series 2018-A1-NPL1, 3.75%, 04/26/21 (f) (t)	570	572
Voya CLO Ltd
Series 2019-E-2A, 0.00%, (3M USD LIBOR + 6.60%), 07/20/32 (f) (j)	500	500
Wachovia Bank Commercial Mortgage Trust
Series 2007-AJ-C33, REMIC, 5.84%, 02/15/51 (j)	366	296
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26 (f)	470	420
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (f) (t)	966	1,013
Total Non-U.S. Government Agency Asset-Backed Securities (cost $106,874)		106,960
SENIOR LOAN INTERESTS 3.1%
Consumer Discretionary 0.8%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (j)	867	859
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (j) (v)	7	7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (j) (v)	68	68
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (j)	224	223
Altice France S.A.
USD Term Loan B12, 6.08%, (3M LIBOR + 3.69%), 01/31/26 (j)	89	86
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (j)	28	28
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (j)	982	964
Cengage Learning, Inc.
2016 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 06/07/23 (j)	1,344	1,286
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (j)	1,003	1,001
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (j)	90	89
Debenhams PLC
Term Loan B, 12.77%, (3M LIBOR + 12.00%), 06/30/21, GBP (j)	298	381
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (1M LIBOR + 3.00%), 03/08/24 (j)	179	178
Garda World Security Corporation
Term Loan, 6.02%, (3M LIBOR + 3.50%), 05/12/24 (j)	40	40
Getty Images, Inc.
2019 EUR Term Loan B, 5.00%, (3M EURIBOR + 5.00%), 02/13/26, EUR (j)	770	873
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (j)	11	11
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (j)	14	14
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (j)	195	191
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.15%, (3M LIBOR + 1.75%), 10/25/23 (j)	71	71
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (j)	179	177
Life Time Fitness Inc
2017 Term Loan B, 5.27%, (3M LIBOR + 2.75%), 06/22/22 (j)	1,057	1,052
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/04/22 (j)	1,344	1,279
Michaels Stores, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (j)	34	33
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (j)	62	62
2018 Term Loan B5, 5.19%, (3M LIBOR + 2.75%), 08/14/24 (j)	—	—
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (j)	232	228
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (j)	173	164
		9,365
Communication Services 0.6%
AP NMT Acquisition BV
USD 1st Lien Term Loan, 8.35%, (3M LIBOR + 5.75%), 08/13/21 (j)	878	870
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (j)	883	861
2017 Term Loan B, 5.19%, (3M LIBOR + 2.75%), 01/15/25 (j)	69	67
	Shares/Par[1]	Value ($)
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (j)	883	868
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (j)	75	75
Gray Television, Inc.
2018 Term Loan C, 0.00%, (3M LIBOR + 2.50%), 02/28/24 - 10/30/25 (j) (v)	197	196
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.65%, (3M LIBOR + 3.25%), 12/01/23 (j)	194	192
GTT Communications, Inc.
2018 USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/27/25 (j)	99	89
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (j)	184	182
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (j) (v)	60	60
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (j)	186	171
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (j)	199	196
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (j)	870	859
Tribune Media Company
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (j)	1,449	1,446
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (j)	45	45
Zayo Group, LLC
2017 Term Loan B1, 4.44%, (3M LIBOR + 2.00%), 01/19/21 (j)	1,104	1,103
		7,280
Information Technology 0.4%
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (j)	110	108
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (j)	29	28
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (j)	372	355
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (j)	60	59
Colorado Buyer Inc
Term Loan B, 5.42%, (1M LIBOR + 3.00%), 03/15/24 (j)	162	150
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (j)	75	75
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (j)	959	953
DigiCert, Inc.
2017 Term Loan B1, 6.40%, (3M LIBOR + 4.00%), 09/19/24 (j)	50	50
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (j)	156	151
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (j)	1,393	1,391
Hyland Software, Inc.
2018 Term Loan 3, 5.69%, (3M LIBOR + 3.25%), 07/01/24 (j)	179	178
Informatica LLC
2018 USD Term Loan, 5.69%, (3M LIBOR + 3.25%), 08/06/22 (j)	177	177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

12

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Plantronics Inc
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 06/01/25 (j)	166	165
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (j)	153	152
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (j)	169	162
Web.com Group, Inc.
2018 Term Loan B, 6.16%, (3M LIBOR + 3.75%), 09/17/25 (j)	77	76
Western Digital Corporation
2018 Term Loan B4, 0.00%, (3M LIBOR + 1.75%), 04/29/23 (j) (v)	107	105
		4,335
Financials 0.4%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (j)	179	178
AlixPartners, LLP
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/28/24 (j)	153	152
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (j)	194	192
Asurion LLC
2018 Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 11/15/24 (j)	231	231
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (j)	80	80
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (j)	194	193
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.25%), 10/04/24 (j)	181	177
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (j)	65	65
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (j)	28	27
Jane Street Group, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 08/25/22 (j)	30	30
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (j)	1,046	1,037
RPI Finance Trust
Term Loan B6, 4.40%, (3M LIBOR + 2.00%), 03/13/23 (j)	30	30
Solera, LLC
USD Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (j) (v)	15	15
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (j)	180	179
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (j)	275	269
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (j)	55	55
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,387	1,410
		4,320
Health Care 0.3%
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (j)	—	—
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (j)	80	80
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (j)	279	278
	Shares/Par[1]	Value ($)
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (j)	153	153
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (j)	146	145
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (j)	27	24
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (j)	193	193
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (j)	194	194
HC Group Holdings II, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 05/22/26 (j) (v)	75	75
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (j)	310	308
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (j)	42	42
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (j)	28	28
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (j)	1,067	1,061
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (j)	2	2
SAM Bidco SAS
USD Repriced Term Loan B, 6.10%, (1M LIBOR + 3.50%), 09/22/24 (j)	430	423
Term Loan, 8.50%, (3M EURIBOR + 7.75%), 09/22/25, EUR (j)	480	545
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (j)	82	82
Unilabs Holding AB
EUR 2017 Term Loan B2, 2.75%, (3M EURIBOR + 3.00%), 03/21/24, EUR (j)	510	570
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (j)	29	29
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (j)	45	45
		4,277
Energy 0.2%
California Resources Corporation
2017 1st Lien Term Loan, 7.05%, (3M LIBOR + 4.75%), 11/08/22 (j)	858	819
Calpine Corporation
Term Loan B9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (j) (v)	20	20
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.65%, (1M LIBOR + 7.25%), 04/11/23 (j)	2,270	1,884
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (j)	120	119
		2,842
Industrials 0.1%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (j)	82	81
Celine UK Newco 1 Limited
GBP Term Loan A, 12.79%, (3M GBP LIBOR + 12.00%), 06/30/21, GBP (j)	309	394
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (j)	153	152
Milacron LLC
Amended Term Loan B, 4.90%, (3M LIBOR + 2.50%), 09/23/23 (j)	149	145

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (j)	93	92
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (j)	180	177
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (j)	146	145
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (j)	153	152
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (j)	155	152
		1,490
Consumer Staples 0.1%
Albertsons, LLC
USD 2017 Term Loan B5, 5.31%, (3M LIBOR + 3.00%), 12/21/22 (j)	30	30
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (j)	50	50
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (j)	194	194
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (j)	65	65
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.40%, (3M LIBOR + 2.00%), 05/24/24 (j)	909	904
		1,243
Materials 0.1%
Berry Global, Inc.
Term Loan Q, 4.41%, (3M LIBOR + 2.00%), 10/01/22 (j)	87	86
Term Loan R, 4.41%, (3M LIBOR + 2.00%), 01/19/24 (j)	44	44
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (j) (v)	100	99
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (j)	442	442
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (j)	116	116
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (j)	115	113
Vertellus Holdings, LLC
2nd Lien Term Loan, 14.38%, (3M LIBOR + 12.00%), 10/31/21 (c) (i) (j)	235	233
		1,133
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (j)	968	961
Utilities 0.0%
Calpine Corporation
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (j)	15	15
Total Senior Loan Interests (cost $37,802)		37,261
INVESTMENT COMPANIES 1.8%
Altaba Inc (a)	308	21,345
Total Investment Companies (cost $18,088)		21,345
PREFERRED STOCKS 0.5%
Information Technology 0.3%
Samsung Electronics Co. Ltd.	112	3,718
Real Estate 0.1%
Colony Capital, Inc., 8.75%, (callable at 25 beginning 08/12/19) (k)	47	1,168
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 08/12/19) (k)	8	199
		1,367
	Shares/Par[1]	Value ($)
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (l)	14	883
Health Care 0.0%
Change Healthcare Inc., 6.00%, 06/30/22 (a) (l)	5	300
Financials 0.0%
Ditech Holding Corporation (a) (k) (l) (p)	—	—
Total Preferred Stocks (cost $6,328)		6,268
WARRANTS 0.1%
Act II Global Acquisition Corp. (a)	38	26
CF Finance Acquisition Corp. (a)	110	66
Chaserg Technology Acquisition Corp. (a)	12	9
Collier Creek Holdings (a)	15	19
Ditech Holding Corporation (a) (c)	2	—
Ditech Holding Corporation (a) (c)	3	—
Fintech Acquisition Corp. III (a)	35	48
Graf Industrial Corp. (a)	211	74
Hennessy Capital Acquisition Corp. IV (a)	112	57
Kaixin Auto Holdings (a)	65	3
Modern Media Acquisition Corp. (a)	83	20
Monocle Acquisition Corporation (a)	15	4
Pivotal Acquisition Corporation (a)	37	48
Pure Acquisition Corp. (a)	27	29
Thunder Bridge Acquisition, Ltd. (a)	20	40
Tiberius Acquisition Corporation (a)	135	36
Torm PLC (a) (d)	4	—
Trinity Merger Corp. (a)	113	37
Urbi Desarrollos Urbanos SAB de CV (a) (d)	14	—
Vista Oil & Gas S.A.B. De C.V. (a) (c) (d)	32	19
Total Warrants (cost $588)		535
RIGHTS 0.0%
Big Rock Partners Acquisition Corp. (a) (c)	56	7
Dyax Corp. (a) (c) (i)	127	13
Modern Media Acquisition Corp. (a) (c)	166	48
Total Rights (cost $95)		68
OTHER EQUITY INTERESTS 0.0%
Berry Petroleum Co. Escrow (a) (c) (i) (w)	40	—
Terravia Holdings Inc. (a) (i) (w)	1,514	30
T-Mobile USA Inc. Escrow (a) (c) (i) (w)	2,586	—
Total Other Equity Interests (cost $0)		30
SHORT TERM INVESTMENTS 24.2%
Investment Companies 24.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (x) (y)	287,125	287,125
Treasury Securities 0.1%
Presidencia De La Nacion
58.92%, 07/31/20, ARS (z)	21,645	500
The Arab Republic of Egypt
16.28%, 12/03/19, EGP (z)	5,150	287
15.56%, 03/10/20, EGP (z)	5,150	275
14.83%, 05/26/20, EGP (z)	2,075	107
		1,169
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (x) (y)	1,037	1,037
Total Short Term Investments (cost $289,293)		289,331
Total Investments 110.3% (cost $1,269,060)		1,318,519
Total Securities Sold Short (17.5)% (proceeds $200,608)		(208,614)
Total Purchased Options 0.1% (cost $705)		608
Other Derivative Instruments (0.0)%		(332)
Other Assets and Liabilities, Net 7.1%		85,073
Total Net Assets 100.0%		1,195,254

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(e)  All or a portion of the security was on loan.

(f)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $173,523 and 14.5%, respectively.

(g)  All or a portion of the security is subject to a written call option.

(h)   Shares subject to merger appraisal rights.

(i)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Perpetual security. Next contractual call date presented, if applicable.

(l)   Convertible security.

(m)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(p)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(q)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $4,404.

(r)   Treasury inflation indexed note, par amount is adjusted for inflation.

(s)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(u)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(v)  This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(w)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(x)   Investment in affiliate.

(y)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(z)   The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (17.5%)
COMMON STOCKS (15.7%)
Consumer Discretionary (4.8%)
Alibaba Group Holding Limited - ADS	(66)	(11,161)
AutoZone, Inc.	(2)	(2,085)
Best Buy Co., Inc.	(114)	(7,941)
Burlington Stores Inc.	(64)	(10,824)
Chegg Inc.	(37)	(1,409)
Eldorado Resorts, Inc.	(22)	(999)
GameStop Corp. - Class A	(369)	(2,019)
Home Depot Inc.	(26)	(5,334)
Marriott Vacations Worldwide Corporation	(4)	(392)
Oriental Land Co. Ltd.	(28)	(3,448)
	Shares/Par[1]	Value ($)
RH	(34)	(3,911)
Six Flags Operations Inc.	(101)	(4,997)
Vail Resorts, Inc.	(12)	(2,634)
Wayfair Inc. - Class A	(2)	(345)
		(57,499)
Information Technology (4.8%)
Altair Engineering Inc. - Class A	(18)	(723)
Apple Inc.	(25)	(5,000)
Benefitfocus.Com, Inc.	(14)	(372)
Carbonite Inc.	(24)	(619)
Coupa Software Incorporated	(2)	(258)
CSG Systems International Inc.	(8)	(394)
Enphase Energy, Inc.	(26)	(476)
Fidelity National Information Services, Inc.	(47)	(5,796)
Fiserv Inc.	(136)	(12,406)
Global Payments Inc.	—	(44)
II-VI Inc.	(15)	(560)
INPHI Corporation	(13)	(634)
KBR, Inc.	(29)	(735)
Knowles Corporation	(66)	(1,202)
Microchip Technology Inc.	(14)	(1,190)
Micron Technology Inc.	(131)	(5,039)
NetApp, Inc.	(96)	(5,941)
Nuance Communications, Inc.	(22)	(358)
Nutanix, Inc. - Class A	(5)	(133)
NXP Semiconductors N.V.	(3)	(323)
Okta Inc. - Class A	(14)	(1,716)
OSI Systems Inc.	(7)	(833)
Palo Alto Networks Inc.	(2)	(431)
PAR Technology Corp.	(13)	(359)
Perficient, Inc.	(24)	(839)
Pluralsight, Inc. - Class A	(29)	(881)
PROS Holdings, Inc.	(31)	(1,987)
Q2 Holdings, Inc.	(1)	(50)
Rapid7 Inc.	(25)	(1,453)
Seagate Technology Public Limited Company	(115)	(5,440)
Silicon Laboratories Inc.	(5)	(559)
Synaptics Incorporated	(2)	(73)
Vishay Intertechnology Inc.	(13)	(218)
		(57,042)
Industrials (1.5%)
Air Transport Services Group, Inc.	(20)	(482)
American Airlines Group Inc.	(91)	(2,971)
Atlas Air Worldwide Holdings, Inc.	(10)	(437)
Delta Air Lines Inc.	(85)	(4,836)
FTI Consulting Inc.	(7)	(565)
Harris Corp.	(38)	(7,219)
Kaman Corp.	(2)	(115)
Team Inc.	(46)	(701)
WW Grainger Inc.	(1)	(167)
		(17,493)
Health Care (1.4%)
AbbVie Inc.	(4)	(316)
Alder BioPharmaceuticals, Inc.	(19)	(221)
Allscripts Healthcare Solutions, Inc.	(33)	(381)
Aphria Inc.	(81)	(570)
Aurora Cannabis Inc.	(171)	(1,338)
Bristol-Myers Squibb Co.	(61)	(2,745)
Canopy Growth Corporation	(29)	(1,155)
Centene Corporation	(13)	(660)
Conmed Corp.	(3)	(244)
Evolent Health, Inc. - Class A	(19)	(155)
Herbalife Nutrition Ltd.	(12)	(498)
Innoviva, Inc.	(42)	(604)
Intercept Pharmaceuticals, Inc.	(11)	(896)
Ionis Pharmaceuticals Inc.	(24)	(1,564)
Jazz Pharmaceuticals Public Limited Company	(3)	(357)
Karyopharm Therapeutics Inc.	(38)	(227)
Ligand Pharmaceuticals Incorporated	(2)	(255)
Medicines Co.	(17)	(606)
Neurocrine Biosciences, Inc.	(13)	(1,060)
Pacira Biosciences, Inc.	(13)	(554)
PDL BioPharma, Inc.	(298)	(937)
Retrophin Inc.	(20)	(407)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Tabula Rasa HealthCare Inc.	(14)	(706)
		(16,456)
Financials (1.1%)
BB&T Corporation	(121)	(5,955)
Brookfield Asset Management Inc. - Class A	(64)	(3,064)
Cowen Inc. - Class A	(52)	(890)
Element Fleet Management Corp.	(41)	(297)
Encore Capital Group Inc.	(24)	(824)
EzCorp Inc. - Class A	(54)	(507)
Hope Bancorp, Inc.	(8)	(114)
Qudian Inc. - Class A-ADS	(63)	(473)
The PRA Group, Inc.	(20)	(561)
		(12,685)
Communication Services (0.8%)
AT&T Inc.	(13)	(419)
Boingo Wireless, Inc.	(9)	(154)
Discovery, Inc. - Class A	(11)	(341)
Fox Corporation - Class A	(23)	(857)
IAC/InterActiveCorp	(1)	(325)
Liberty Latin America Ltd. - Class C	(17)	(296)
Live Nation Inc.	(19)	(1,241)
SEA, Ltd. - ADR	(59)	(1,958)
Tencent Holdings Limited	(8)	(361)
T-Mobile US Inc.	(23)	(1,684)
Twitter, Inc.	(6)	(211)
YY, Inc. - Class A-ADS	(7)	(471)
Zillow Group, Inc. - Class C	(14)	(656)
Zynga Inc. - Class A	(49)	(298)
		(9,272)
Real Estate (0.7%)
Brookfield Property Partners L.P.	(25)	(470)
Innovative Industrial Properties, Inc.	(18)	(2,222)
Invitation Homes Inc.	(202)	(5,387)
Pennsylvania REIT	(5)	(34)
Redfin Corporation	(19)	(333)
Redwood Trust Inc.	(25)	(412)
		(8,858)
Utilities (0.3%)
NRG Energy Inc.	(16)	(555)
UGI Corp.	(49)	(2,627)
		(3,182)
Energy (0.2%)
Fugro N.V. - CVA	(6)	(53)
Green Plains Renewable Energy Inc.	(43)	(460)
Occidental Petroleum Corp.	(43)	(2,172)
Ship Finance International Limited	(23)	(282)
Teekay Shipping (Canada) Ltd.	(31)	(105)
		(3,072)
Materials (0.1%)
Cleveland-Cliffs Inc.	(104)	(1,114)
First Majestic Silver Corp.	(35)	(280)
SSR Mining Inc.	(17)	(231)
SunCoke Energy, Inc.	—	(3)
		(1,628)
Total Common Stocks (proceeds $179,474)		(187,187)
INVESTMENT COMPANIES (1.7%)
iShares 7-10 Year Treasury Bond Fund ETF	(42)	(4,566)
SPDR S&P 500 ETF	(41)	(11,969)
SPDR S&P Regional Banking ETF	(63)	(3,376)
Utilities Select Sector SPDR Fund	(9)	(558)
Total Investment Companies (proceeds $20,222)		(20,469)
PREFERRED STOCKS (0.1%)
Consumer Discretionary (0.1%)
Volkswagen AG (a)	(4)	(607)
Total Preferred Stocks (proceeds $562)		(607)
CORPORATE BONDS AND NOTES (0.0%)
Communication Services (0.0%)
Gray Television, Inc.
5.13%, 10/15/24	(133)	(136)
	Shares/Par[1]	Value ($)
5.88%, 07/15/26	(64)	(67)
		(203)
Information Technology (0.0%)
Western Digital Corporation
4.75%, 02/15/26	(107)	(105)
Total Corporate Bonds And Notes (proceeds $306)		(308)
RIGHTS (0.0%)
Celgene Corporation (b) (c)	(20)	(43)
Total Rights (proceeds $44)		(43)
Total Securities Sold Short (17.5%) (proceeds $200,608)		(208,614)

(a)  Convertible security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 96.8%
Japan 17.1%
Adastria Co. Ltd.	84	1,807
Akatsuki Inc.	7	367
Asahi Intecc Co., Ltd.	90	2,231
Canon Marketing Japan Inc.	26	559
Daiho Corp.	15	376
Edion Corp.	49	459
GMO Payment Gateway, Inc.	25	1,710
GungHo Online Entertainment, Inc. (a)	66	1,825
Harmonic Drive Systems Inc.	43	1,668
Haseko Corp.	201	2,036
Heiwa Real Estate Co., Ltd.	19	381
Japan Elevator Service Holdings Co.,Ltd.	78	1,992
Japan Material Co.,Ltd.	160	2,285
JVCKenwood Corporation	355	824
Kanamoto Co. Ltd.	17	445
Kandenko Co., Ltd.	63	531
Kmto Energy K.K.	28	642
Kumagai Gumi Co., Ltd.	30	885
Lasertec Corporation	49	1,956
Makino Milling Machine Co., Ltd.	11	429
Meitec Corp.	11	566
Mercari, Inc. (a) (b)	63	1,679
mixi, Inc.	63	1,275
MonotaRO Co., Ltd.	71	1,750
NET One Systems Co. Ltd.	43	1,190
Nihon M & A Center Inc.	101	2,434
Nihon Unisys,Ltd.	9	299
Nishimatsu Construction Co. Ltd.	26	493
Pksha Technology Inc. (a) (b)	29	1,772
Raksul, Inc. (b)	37	1,377
Rakus Co.,Ltd.	101	2,443
ShinMaywa Industries, Ltd.	38	488
Ship Healthcare Holdings, Inc.	21	908
Showa Corp.	73	988
Sumitomo Forestry Co. Ltd.	37	449
Toei Animation Co., Ltd.	9	427
Toho Holdings Co. Ltd.	27	601
Towa Pharmaceutical Co. Ltd.	45	1,157
Unipres Corp.	26	423
Ushio Inc.	39	506
Valor Holdings Co. Ltd.	17	362
Yuasa Trading Co. Ltd.	13	364
ZOZO, Inc.	87	1,642
		47,001
United Kingdom 11.3%
ABCAM PLC	102	1,916
Accesso Technology Group PLC (a) (b) (c)	124	1,084
ASOS Plc (a) (b)	61	1,963
Bellway P L C	10	365

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Cineworld Group PLC	161	518
Craneware PLC	57	1,386
Dechra Pharmaceuticals PLC	53	1,841
Dixons Carphone PLC	343	477
Evraz PLC	288	2,442
FirstGroup PLC (b)	295	367
Galliford Try PLC	53	427
GB Group PLC	258	1,816
Greggs PLC	42	1,226
Halma Public Limited Company	97	2,482
Hikma Pharmaceuticals Public Limited Company	52	1,130
Keller Group PLC	75	583
Northgate PLC	299	1,317
Petrofac Limited	134	732
Phoenix Group Holdings PLC	126	1,138
Redrow PLC	53	366
Serco Group PLC (b)	259	475
Softcat PLC	40	488
Spirax-Sarco Engineering PLC	24	2,798
Stagecoach Group PLC	228	367
Tate & Lyle Public Limited Company	48	446
The Go-Ahead Group PLC	16	391
Wizz Air Holdings PLC (b) (d)	59	2,548
		31,089
Sweden 9.3%
Avanza Bank Holding AB	284	2,166
Axfood AB	59	1,157
Bilia AB	105	952
Biotage AB	139	1,627
CellaVision AB	54	1,842
Cloetta AB - Class B	132	431
Dios Fastigheter Ab	47	347
G&L Beijer Ref AB	131	3,165
Hemfosa Fastigheter AB	124	1,171
Indutrade Aktiebolag	76	2,420
Karnov Group AB (PUBL) (b)	550	2,427
Lindab International AB	27	309
Medicover AB (b)	142	1,312
Nobina AB (publ) (d)	59	368
Nyfosa AB (b)	124	777
Peab AB	129	1,101
SAS AB (b)	292	390
SSAB AB	491	1,499
SWECO Civil AB	11	315
Vitrolife AB	76	1,485
Wihlborgs Fastigheter AB	29	424
		25,685
Canada 6.7%
AGF Holdings Inc. - Class B	371	1,472
Artis Real Estate Investment Trust	39	343
CAE Inc.	129	3,478
Canfor Pulp Products Inc.	99	808
Cargojet Inc. (a)	27	1,735
Descartes Systems Group Inc. (b)	58	2,153
Dream Global Real Estate Investment Trust	94	976
FirstService Corporation	29	2,749
Just Energy Group Inc. (a)	163	700
Kinaxis Inc. (b)	26	1,638
Medical Facilities Corporation (a)	47	446
Parex Resources Inc. (b)	50	801
TransAlta Corporation	70	737
Transcontinental Inc. - Class A	34	382
		18,418
Germany 5.0%
Corestate Capital Holding S.A.	13	444
Delivery Hero SE (b) (d)	47	2,124
Deutsche Pfandbriefbank AG (d)	46	561
DEUTZ Aktiengesellschaft	52	509
DWS Group GmbH & Co. KGaA (d)	9	308
Evotec SE (b)	78	2,178
Isra Vision AG	54	2,435
Nemetschek SE	29	1,737
RIB Software SE	89	1,842
Salzgitter AG	17	480
	Shares/Par[1]	Value ($)
Wuestenrot & Wuerttembergische AG	56	1,200
		13,818
Australia 5.0%
Afterpay Touch Group Limited (b)	236	4,175
Australian Pharmaceutical Industries Ltd.	1,801	1,671
Beach Energy Ltd.	407	570
Breville Group Limited	40	457
Charter Hall Limited	67	506
Charter Hall WALE Limited	111	389
CSR Ltd.	161	443
Downer EDI Ltd.	75	365
Genworth Mortgage Insurance Australia Limited	190	375
Inghams Group Limited	131	369
Metcash Limited	480	864
Sandfire Resources NL	303	1,423
Zip Co Limited (b)	868	2,034
		13,641
Taiwan 4.5%
Accton Technology Corporation	327	1,392
Airtac International Group	123	1,382
Coretronic Corp.	395	554
King Yuan Electronics Co. Ltd.	1,383	1,197
Makalot Industrial Co. Ltd.	293	1,987
Radiant Opto-Electronics Corp.	705	2,366
Simplo Technology Co. Ltd.	192	1,550
Sunny Friend Environmental Technology Co., Ltd.	202	1,799
		12,227
South Korea 4.2%
Dentium Co., Ltd.	21	1,368
DGB Financial Group	85	603
Duzon Bizon Co. Ltd.	38	2,056
Hyosung Corporation	22	1,408
Hyundai Development Co.	4	53
LF Corp.	18	356
LG International Corp.	29	446
Medy-Tox	3	1,319
MERITZ Securities Co. Ltd.	283	1,315
Osstem Implant Co.,Ltd. (b)	5	326
Partron Co., Ltd.	99	1,518
SFA Engineering Corp.	19	674
		11,442
Italy 4.1%
Amplifon S.p.A	106	2,485
Azimut Holding S.p.A. (a)	75	1,449
Banca Mediolanum SpA	85	628
Bper Banca Spa (a)	293	1,196
Immobiliare Grande Distribuzione Societa' Di Investimento Immobiliare Quotata SPA	137	904
Interpump Group SpA	64	1,968
OVS SpA (a) (b) (d)	492	846
Unipol Gruppo Finanziario S.P.A.	380	1,849
		11,325
Netherlands 3.3%
ASR Nederland N.V.	54	2,184
BAM Group	282	1,253
Koninklijke VolkerWessels	40	797
Shop Apotheke Europe N.V. (b) (d)	30	1,185
Signify N.V. (d)	32	949
Takeaway.com N.V. (a) (b) (d)	29	2,686
		9,054
Brazil 3.2%
Azul S.A. - ADR (b)	61	2,041
Enauta Participacoes SA	131	435
Grupo SBF S/A (b)	450	1,687
Notre Dame Intermedica Participacoes S.A.	168	1,756
Qualicorp S.A.	307	1,854
Transmissora Alianca de Energia Eletrica S.A.	122	872
		8,645
China 2.9%
ChangYou.com Limited - Class A - ADS	30	283
China Aoyuan Group Co., Ltd.	509	717
China Overseas Grand Oceans Group Limited	1,786	788

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
China South City Holdings Limited	2,418	356
Hangzhou Tigermed Consulting Co., Ltd	202	2,269
Huaxin Cement Co. Ltd.	1,382	3,204
Lao Feng Xiang Co. Ltd.	126	442
		8,059
Switzerland 2.8%
PSP Swiss Property AG	12	1,371
Sunrise Communications AG - Class N (d)	6	439
Tecan Group AG	9	2,257
VAT Group AG (a) (d)	21	2,640
Vifor Pharma AG (d)	17	878
		7,585
Hong Kong 2.2%
Ausnutria Dairy Corporation Ltd	863	1,722
K. Wah International Holdings Ltd.	718	419
Poly Property Group Co., Limited	98	36
Vitasoy International Holdings Ltd.	394	1,896
Yuexiu Property Co. Ltd.	8,791	1,993
		6,066
India 2.2%
Granules India Limited	447	627
Ipca Laboratories Ltd.	33	436
Karnataka Bank Ltd.	309	465
NIIT Technologies Limited	74	1,448
Power Finance Corporation Limited (b)	517	1,005
Syngene International Ltd. (d)	415	2,009
		5,990
Ireland 1.5%
C & C Group Public Limited Company	502	2,266
Keywords Studios PLC	83	1,938
		4,204
Mexico 1.5%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	649	860
Cibanco, S.A., Institucion de Banca Multiple (d)	1,719	1,953
Regional, S.A.B. De C.V.	266	1,371
		4,184
Norway 1.5%
Aker ASA	6	373
Austevoll Seafood ASA	34	360
SalMar ASA	19	807
SpareBank 1 Nord-Norge	144	1,146
SpareBank 1 SMN	116	1,326
		4,012
Denmark 1.5%
GN Store Nord A/S	10	482
Royal Unibrew A/S	6	408
Scandinavian Tobacco Group A/S (d)	30	346
SimCorp A/S	21	2,024
Topdanmark A/S	13	748
		4,008
Israel 1.0%
Wix.Com Ltd. (b)	20	2,845
United Arab Emirates 0.9%
Network International Holdings Limited (b) (d)	343	2,595
Singapore 0.7%
Yanlord Land Group Limited	2,062	1,968
Jersey 0.7%
SANNE Group PLC	200	1,790
Thailand 0.6%
AP (Thailand) Public Company Limited (c)	1,539	394
Major Cineplex Group Plc (c)	665	635
Supalai Public Company Limited	915	702
		1,731
Russian Federation 0.6%
HeadHunter Group PLC - ADR	100	1,620
Turkey 0.5%
Soda Sanayii Anonim Sirketi	457	503
Tekfen Holding Anonim Sirketi	197	884
		1,387
	Shares/Par[1]	Value ($)
South Africa 0.5%
African Rainbow Minerals Ltd.	77	995
Astral Foods Ltd.	34	375
		1,370
United States of America 0.4%
Elastic NV (b)	16	1,195
Greece 0.3%
Motor Oil Hellas Corinth Refineries SA	34	867
Indonesia 0.3%
PT Indo Tambangraya Megah Tbk	481	598
PT Media Nusantara Citra Tbk	3,411	251
		849
France 0.3%
Air France - KLM (b)	44	419
Gaztransport Et Technigaz	3	343
Neopost SA	2	38
		800
Malaysia 0.1%
George Kent (Malaysia) Bhd	1,182	324
Belgium 0.1%
Agfa-Gevaert NV (b)	80	311
Total Common Stocks (cost $259,431)		266,105
WARRANTS 0.5%
China 0.5%
Citigroup Global Markets Holdings Inc. (b) (c) (e)	57	1,156
Total Warrants (cost $1,340)		1,156
PREFERRED STOCKS 0.2%
Brazil 0.2%
Banco do Estado do Rio Grande do Sul S/A.	91	570
Randon S.A. Implementos E Participacoes	15	35
Total Preferred Stocks (cost $395)		605
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	6,096	6,096
Total Short Term Investments (cost $6,096)		6,096
Total Investments 99.7% (cost $267,262)		273,962
Other Assets and Liabilities, Net 0.3%		941
Total Net Assets 100.0%		274,903

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $22,435 and 8.2%, respectively.

(e)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 97.5%
Information Technology 17.9%
Akamai Technologies, Inc. (a)	56	4,451
Amdocs Limited	42	2,633
ANSYS, Inc. (a)	19	3,789
Aspen Technology, Inc. (a)	47	5,891
Autodesk, Inc. (a)	23	3,796
Black Knight, Inc. (a)	67	4,022
Blackbaud, Inc.	87	7,239
Box, Inc. - Class A (a)	137	2,409

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
CDW Corp.	62	6,882
Coherent Inc. (a)	33	4,541
DXC Technology Company	87	4,798
Fidelity National Information Services, Inc.	33	4,069
Flex Ltd. (a)	509	4,873
Guidewire Software, Inc. (a)	61	6,184
Hewlett Packard Enterprise Company	294	4,402
IPG Photonics Corporation (a)	20	3,100
Keysight Technologies, Inc. (a)	51	4,543
KLA-Tencor Corp.	33	3,912
Lam Research Corp.	22	4,132
Leidos Holdings Inc.	90	7,202
LogMeIn, Inc.	47	3,463
MAXIMUS Inc.	86	6,238
Motorola Solutions Inc.	37	6,126
New Relic, Inc. (a)	51	4,448
Nuance Communications, Inc. (a)	400	6,388
Nutanix, Inc. - Class A (a)	270	7,004
Okta Inc. - Class A (a)	58	7,102
Palo Alto Networks Inc. (a)	65	13,061
Pure Storage, Inc. - Class A (a)	363	5,551
ServiceNow, Inc. (a)	22	5,903
Splunk Inc. (a)	121	15,329
Synopsys Inc. (a)	62	7,973
Tableau Software, Inc. - Class A (a)	21	3,486
Western Digital Corp.	60	2,872
Workday, Inc. - Class A (a)	46	9,457
Xilinx Inc.	60	7,075
		204,344
Industrials 15.7%
AGCO Corporation	83	6,458
Air Lease Corporation - Class A	94	3,882
Alaska Air Group, Inc.	156	9,944
AMETEK, Inc.	157	14,289
Fortive Corporation	128	10,475
Gates Industrial Corporation PLC (a)	351	4,005
Harris Corp.	32	6,052
Hubbell Inc.	29	3,722
IDEX Corporation	53	9,037
Ingersoll-Rand Public Limited Company	77	9,843
L3 Technologies Inc.	6	1,471
Landstar System Inc.	64	6,933
ManpowerGroup Inc.	52	4,975
Masonite International Corp. (a)	46	2,397
Nordson Corp.	81	11,517
Old Dominion Freight Line Inc.	21	3,075
Owens Corning Inc.	105	6,114
Parker Hannifin Corp.	32	5,498
Quanta Services, Inc.	126	4,815
Republic Services Inc.	48	4,124
Ritchie Bros. Auctioneers Inc.	170	5,647
Rockwell Automation Inc.	76	12,484
Stericycle Inc. (a)	94	4,512
Teledyne Technologies Inc. (a)	17	4,711
Textron Inc.	137	7,266
Verisk Analytics, Inc.	58	8,421
Waste Connections, Inc. (b)	46	4,397
Xylem Inc.	32	2,665
		178,729
Financials 14.6%
AFLAC Incorporated	142	7,758
Alleghany Corporation (a)	13	8,583
American Financial Group, Inc.	61	6,299
Arch Capital Group Ltd. (a)	152	5,629
Arthur J Gallagher & Co.	187	16,380
Commerce Bancshares Inc.	76	4,564
Cullen/Frost Bankers Inc.	64	6,041
E*TRADE Financial Corp.	134	5,976
Everest Re Group, Ltd.	58	14,311
Fidelity National Financial, Inc.	148	5,958
First Republic Bank	53	5,156
Hartford Financial Services Group Inc.	88	4,903
Markel Corp. (a)	4	3,866
Morningstar Inc.	18	2,604
	Shares/Par[1]	Value ($)
Northern Trust Corp.	106	9,540
Progressive Corp.	69	5,515
Prosperity Bancshares Inc.	183	12,061
SunTrust Banks Inc.	99	6,244
SVB Financial Group (a)	22	4,941
The Allstate Corporation	77	7,848
The Travelers Companies, Inc.	49	7,312
W. R. Berkley Corporation	90	5,917
Western Alliance Bancorp (a)	107	4,807
Zions Bancorp	91	4,162
		166,375
Health Care 14.0%
Alexion Pharmaceuticals, Inc. (a)	31	4,087
AmerisourceBergen Corporation	119	10,133
BioMarin Pharmaceutical Inc. (a)	57	4,916
Bio-Rad Laboratories, Inc. - Class A (a)	14	4,376
Bio-Techne Corporation	45	9,278
Cantel Medical Corp.	75	6,052
Catalent Inc. (a)	148	8,050
Cooper Cos. Inc.	25	8,422
Covetrus, Inc. (a)	4	96
Dentsply Sirona Inc.	178	10,388
Edwards Lifesciences Corporation (a)	49	9,052
Icon Public Limited Company (a)	26	3,988
Integra LifeSciences Holdings Corp. (a)	196	10,975
Laboratory Corporation of America Holdings (a)	45	7,694
Masimo Corp. (a)	30	4,465
Medidata Solutions, Inc. (a)	63	5,657
NuVasive Inc. (a)	35	2,049
Premier Healthcare Solutions, Inc. - Class A (a)	76	2,957
Quest Diagnostics Incorporated	85	8,664
Steris Limited	18	2,628
Syneos Health, Inc. - Class A (a)	62	3,147
Varian Medical Systems, Inc. (a)	30	4,029
Veeva Systems Inc. - Class A (a)	58	9,321
Waters Corp. (a)	53	11,408
WellCare Health Plans, Inc. (a)	10	2,737
West Pharmaceutical Services Inc.	36	4,443
		159,012
Consumer Discretionary 9.5%
Advance Auto Parts, Inc.	54	8,324
Aptiv PLC (b)	56	4,551
AutoNation, Inc. (a)	94	3,939
BorgWarner Inc.	158	6,651
Carter's Inc.	86	8,393
Carvana Co. - Class A (a) (c)	58	3,605
Darden Restaurants Inc.	50	6,102
Expedia Group, Inc.	38	5,055
Foot Locker Inc.	77	3,232
Hasbro Inc.	117	12,335
Ross Stores Inc.	58	5,749
Sally Beauty Holdings, Inc. (a)	263	3,515
Service Corp. International	108	5,066
Tiffany & Co.	35	3,320
Tractor Supply Co.	91	9,955
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	27	9,366
Vail Resorts, Inc.	21	4,642
Yum! Brands Inc.	41	4,488
		108,288
Consumer Staples 8.5%
Archer-Daniels-Midland Company	229	9,330
Brown-Forman Corp. - Class B	127	7,040
Campbell Soup Co.	129	5,189
Casey's General Stores Inc.	41	6,411
Flowers Foods Inc.	399	9,296
Hormel Foods Corp. (c)	273	11,067
JM Smucker Co.	76	8,812
Kimberly-Clark Corp.	47	6,294
Kroger Co.	286	6,204
McCormick & Co. Inc.	34	5,193
Molson Coors Brewing Company - Class B	113	6,356
Sysco Corp.	76	5,358
Treehouse Foods, Inc. (a)	105	5,681

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
US Foods Holding Corp. (a)	131	4,674
		96,905
Materials 5.4%
AptarGroup, Inc.	121	15,014
ARD Holdings S.A. - Class A	121	2,126
Avery Dennison Corporation	51	5,877
Eastman Chemical Co.	116	9,054
International Flavors & Fragrances Inc. (c)	53	7,690
Packaging Corp. of America	33	3,150
Reliance Steel & Aluminum Co.	109	10,336
Valvoline, Inc.	252	4,922
Westlake Chemical Corp.	53	3,681
		61,850
Real Estate 4.4%
Alexandria Real Estate Equities, Inc.	44	6,208
Healthcare Trust of America, Inc. - Class A	231	6,344
Highwoods Properties Inc.	117	4,840
Jones Lang LaSalle Incorporated	25	3,574
Lamar Advertising Co. - Class A	85	6,893
Liberty Property Trust	66	3,328
National Retail Properties Inc.	75	3,989
Public Storage	27	6,312
Starwood Property Trust, Inc.	259	5,884
Vornado Realty Trust	38	2,429
		49,801
Utilities 2.6%
Alliant Energy Corporation	106	5,194
Ameren Corporation	72	5,378
DTE Energy Co.	66	8,428
Eversource Energy	74	5,644
Xcel Energy Inc.	87	5,158
		29,802
Communication Services 2.5%
CBS Corp. - Class B	113	5,664
Cinemark Holdings, Inc.	152	5,487
Interpublic Group of Cos. Inc.	189	4,270
John Wiley & Sons Inc. - Class A	116	5,343
Live Nation Inc. (a)	104	6,890
World Wrestling Entertainment, Inc. - Class A (c)	16	1,155
		28,809
Energy 2.4%
Apergy Corporation (a)	53	1,774
Cimarex Energy Co.	115	6,817
Core Laboratories N.V.	38	1,961
Devon Energy Corporation	212	6,035
Parsley Energy Inc. - Class A (a)	223	4,231
PDC Energy, Inc. (a)	52	1,879
Pioneer Natural Resources Co.	31	4,724
		27,421
Total Common Stocks (cost $950,493)		1,111,336
SHORT TERM INVESTMENTS 3.1%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	28,370	28,370
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	6,753	6,753
Total Short Term Investments (cost $35,123)		35,123
Total Investments 100.6% (cost $985,616)		1,146,459
Other Assets and Liabilities, Net (0.6)%		(6,350)
Total Net Assets 100.0%		1,140,109

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c)   All or a portion of the security was on loan.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 97.6%
Information Technology 28.6%
2U, Inc. (a) (b)	324	12,194
Acacia Communications, Inc. (a)	109	5,139
ACI Worldwide, Inc. (a)	482	16,526
ADTRAN, Inc.	52	800
Advanced Energy Industries, Inc. (a)	69	3,875
Alarm.Com Holdings, Inc. (a)	20	1,050
Alteryx, Inc. - Class A (a)	16	1,767
ANSYS, Inc. (a)	60	12,198
AppFolio, Inc. - Class A (a)	5	501
Arco Platform Limited - Class A (a)	111	4,881
ASGN Incorporated (a)	14	861
Aspen Technology, Inc. (a)	176	21,905
Avalara, Inc. (a)	177	12,748
Avid Technology, Inc. (a)	16	148
Badger Meter, Inc.	24	1,419
Black Knight, Inc. (a)	217	13,060
Blackline, Inc. (a)	306	16,380
Brooks Automation Inc.	421	16,319
Cabot Microelectronics Corporation	66	7,240
CACI International Inc. - Class A (a)	6	1,172
Carbonite Inc. (a)	451	11,741
Cardtronics PLC - Class A (a)	46	1,245
CEVA Inc. (a)	82	2,008
Cirrus Logic Inc. (a)	19	818
Cornerstone OnDemand, Inc. (a)	305	17,674
Coupa Software Incorporated (a) (b)	276	35,013
Cree Inc. (a)	70	3,919
Diodes Inc. (a)	20	717
DocuSign, Inc. (a)	450	22,395
Enphase Energy, Inc. (a)	38	686
Envestnet, Inc. (a)	70	4,767
Euronet Worldwide Inc. (a)	177	29,842
Everbridge, Inc. (a)	68	6,041
EVERTEC, Inc.	102	3,323
EVO Payments, Inc. - Class A (a)	177	5,578
Fabrinet (a)	12	599
Fair Isaac Corp. (a)	26	8,152
Globant S.A. (a)	104	10,497
HubSpot Inc. (a)	26	4,472
INPHI Corporation (a)	119	5,975
Insight Enterprises, Inc. (a)	11	631
InterDigital Communications, Inc.	2	128
InterXion Holding N.V. (a)	263	19,997
J2 Cloud Services, LLC	16	1,382
Kemet Corp.	9	171
Limelight Networks, Inc. (a)	777	2,099
Littelfuse Inc.	58	10,306
LivePerson Inc. (a)	902	25,301
Liveramp, Inc. (a)	93	4,507
Lumentum Holdings Inc. (a)	13	695
MaxLinear, Inc. - Class A (a)	89	2,080
Mimecast Uk Limited (a)	249	11,642
MKS Instruments, Inc.	113	8,837
Monolithic Power Systems Inc.	100	13,614
Monotype Imaging Holdings Inc.	73	1,238
Nanometrics Inc. (a)	32	1,107
NAPCO Security Technologies Inc. (a)	15	435
NVE Corp. (b)	127	8,821
OSI Systems Inc. (a)	137	15,398
Paycom Software, Inc. (a)	248	56,220
Paylocity Holding Corporation (a)	221	20,772
Plantronics Inc.	38	1,400
Power Integrations Inc.	51	4,146
Presidio Inc.	28	381
Progress Software Corp.	28	1,200
PROS Holdings, Inc. (a)	88	5,585
Q2 Holdings, Inc. (a)	136	10,401
Qualys, Inc. (a)	25	2,219
Rapid7 Inc. (a)	75	4,352
RingCentral, Inc. - Class A (a)	208	23,895
Rogers Corp. (a)	17	2,937

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Rudolph Technologies Inc. (a)	145	4,016
SailPoint Technologies Holdings, Inc. (a)	19	385
Sanmina Corp. (a)	27	807
Science Applications International Corp.	7	590
ShotSpotter, Inc. (a) (b)	128	5,648
Silicon Laboratories Inc. (a)	110	11,394
Smartsheet Inc. - Class A (a)	119	5,756
SPS Commerce, Inc. (a)	129	13,146
Tech Data Corp. (a)	12	1,235
Tenable Holdings, Inc. (a)	32	904
Upland Software, Inc. (a)	74	3,354
Verint Systems Inc. (a)	8	427
Viavi Solutions Inc. (a)	268	3,562
Virtusa Corporation (a)	287	12,765
Vishay Precision Group, Inc. (a)	18	726
Wex, Inc. (a)	29	6,104
Wix.Com Ltd. (a)	75	10,727
WNS (Holdings) Limited - ADR (a)	89	5,273
Workiva Inc. - Class A (a)	6	325
Xperii Corp.	32	663
Zendesk, Inc. (a)	9	787
Zscaler, Inc. (a) (b)	23	1,799
		677,935
Health Care 20.5%
ACADIA Pharmaceuticals Inc. (a) (b)	27	727
Acceleron Pharma Inc. (a)	79	3,226
Agenus Inc. (a) (b)	168	504
Aimmune Therapeutics, Inc. (a) (b)	127	2,648
Amedisys, Inc. (a)	19	2,252
Amicus Therapeutics, Inc. (a)	436	5,444
AMN Healthcare Services, Inc. (a)	10	537
AngioDynamics, Inc. (a)	248	4,879
ANI Pharmaceuticals, Inc. (a)	38	3,108
Apellis Pharmaceuticals, Inc. (a)	191	4,832
Arena Pharmaceuticals, Inc. (a)	84	4,897
argenx SE - ADR (a)	67	9,557
Array BioPharma Inc. (a)	120	5,539
Arrowhead Pharmaceuticals Inc (a) (b)	45	1,188
Ascendis Pharma A/S - ADR (a)	40	4,613
Audentes Therapeutics, Inc. (a)	106	3,998
Autolus Therapeutics PLC - ADS (a)	178	2,863
BioSpecifics Technologies Corp. (a)	7	389
BioTelemetry, Inc. (a)	13	641
Bluebird Bio, Inc. (a)	34	4,343
Blueprint Medicines Corporation (a)	58	5,448
Bridgebio Pharma, Inc. (a)	73	1,965
Cardiovascular Systems Inc. (a)	210	9,035
Caredx, Inc. (a)	11	401
Catalyst Pharmaceuticals, Inc. (a)	86	329
Celyad SA - ADR (a) (c)	68	785
Cidara Therapeutics Inc. (a) (b)	255	428
Coherus Biosciences, Inc. (a) (b)	11	239
ConforMIS, Inc. (a) (b)	141	615
Conmed Corp.	91	7,760
Cooper Cos. Inc.	32	10,892
Corcept Therapeutics Inc. (a)	15	168
Corvel Corp. (a)	3	224
CRISPR Therapeutics AG (a) (b)	19	900
Cryoport, Inc. (a) (b)	131	2,393
Cytomx Therapeutics, Inc. (a)	289	3,236
Denali Therapeutics Inc. (a) (b)	74	1,543
Dermira, Inc. (a)	79	755
DexCom Inc. (a)	52	7,742
Eagle Pharmaceuticals Inc. (a)	9	482
Editas Medicine, Inc. (a) (b)	30	750
Enanta Pharmaceuticals, Inc. (a)	61	5,109
Epizyme, Inc. (a)	196	2,456
Equillium, Inc. (a) (b)	147	833
Exact Sciences Corporation (a)	183	21,572
Fate Therapeutics, Inc. (a) (b)	337	6,861
FibroGen, Inc. (a)	61	2,769
Fluidigm Corporation (a)	552	6,810
Genfit - Class A - ADR (a) (b)	94	1,865
Genomic Health, Inc. (a)	72	4,193
	Shares/Par[1]	Value ($)
Glaukos Corp. (a)	52	3,909
Gossamer Bio, Inc. (a)	116	2,567
GW Pharmaceuticals plc - ADS (a)	113	19,456
Haemonetics Corp. (a)	16	1,917
Halozyme Therapeutics, Inc. (a)	31	524
Hanger, Inc. (a)	162	3,104
Harvard Bioscience Inc. (a)	548	1,096
HealthEquity, Inc. (a)	236	15,401
Horizon Therapeutics Public Limited Company (a)	294	7,055
HTG Molecular Diagnostics, Inc. (a) (b)	325	539
Immunomedics Inc. (a) (b)	177	2,454
Innoviva, Inc. (a)	202	2,945
Inogen, Inc. (a)	24	1,582
Insmed Inc. (a)	136	3,492
Inspire Medical Systems Inc. (a)	25	1,513
Insulet Corporation (a) (b)	52	6,186
Integer Holdings Corporation (a)	38	3,183
Intellia Therapeutics, Inc. (a) (b)	33	539
Intercept Pharmaceuticals, Inc. (a) (b)	50	3,956
Invacare Corp.	251	1,305
Invitae Corporation (a)	243	5,710
Iovance Biotherapeutics Inc. (a) (b)	234	5,739
Iradimed Corp. (a) (b)	19	393
iRhythm Technologies Inc. (a)	26	2,064
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	238	2,605
Iterum Therapeutics Public Limited Company (a) (c)	141	970
Jounce Therapeutics Inc. (a)	52	258
Kindred Healthcare Inc. (a)	346	2,885
Kura Operations, Inc. (a)	219	4,317
LHC Group, Inc. (a)	109	13,063
Ligand Pharmaceuticals Incorporated (a) (b)	125	14,292
MacroGenics Inc. (a)	93	1,573
MannKind Corporation (a) (b)	205	236
Masimo Corp. (a)	112	16,739
Medicines Co. (a) (b)	193	7,024
Medpace Holdings, Inc. (a)	10	672
MeiraGTx Holdings plc (a)	27	737
Melinta Subsidiary Corp. (a) (b)	137	909
Mesa Laboratories, Inc. (b)	25	6,207
Mirati Therapeutics, Inc. (a)	44	4,490
Molina Healthcare, Inc. (a)	7	1,071
Myovant Sciences Ltd. (a) (b)	257	2,323
National Research Corp. - Class A	255	14,703
Neogenomics, Inc. (a)	452	9,924
Neurocrine Biosciences, Inc. (a)	84	7,099
Novocure Limited (a)	41	2,610
Omeros Corporation (a) (b)	66	1,038
Omnicell, Inc. (a)	13	1,089
Oxford Immunotec Global PLC (a)	367	5,055
Pacira Biosciences, Inc. (a)	59	2,546
Paratek Pharmaceuticals Inc. (a) (b)	101	401
Penumbra, Inc. (a) (b)	41	6,574
Phibro Animal Health Corporation - Class A	34	1,093
Quidel Corporation (a)	44	2,600
Radius Health Inc. (a)	65	1,593
Recro Pharma, Inc. (a)	13	134
Regenxbio Inc. (a)	5	276
Repligen Corp. (a)	123	10,580
Sage Therapeutics Inc. (a)	23	4,275
Sangamo Therapeutics Inc. (a) (b)	56	602
SIGA Technologies, Inc. (a) (b)	39	220
Silk Road Medical, Inc. (a) (b)	2	114
Spark Therapeutics, Inc. (a)	9	878
Spero Therapeutics, Inc. (a)	82	943
Staar Surgical Co. (a)	51	1,508
Supernus Pharmaceuticals Inc. (a)	63	2,085
Tactile Systems Technology, Inc. (a)	9	519
Tandem Diabetes Care Inc. (a)	41	2,624
Teladoc Health, Inc. (a) (b)	140	9,272
The Ensign Group, Inc.	215	12,271
Theravance Biopharma, Inc. (a) (b)	50	813
U. S. Physical Therapy, Inc. (b)	111	13,582
Veeva Systems Inc. - Class A (a)	71	11,479
Veracyte, Inc. (a)	18	522
Vericel Corporation (a)	13	249

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

21

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
West Pharmaceutical Services Inc.	55	6,823
		487,837
Industrials 17.8%
AAON, Inc.	389	19,510
Advanced Disposal Services, Inc. (a)	103	3,302
Advanced Drainage Systems, Inc.	46	1,515
Aerojet Rocketdyne Holdings, Inc. (a)	37	1,671
Aircastle Limited	77	1,639
Albany International Corp. - Class A	72	5,978
Altra Industrial Motion Corp.	103	3,682
American Superconductor Corporation (a) (b)	22	203
Armstrong World Industries, Inc.	60	5,791
Atkore International Group Inc. (a)	44	1,141
Avis Budget Group, Inc. (a)	16	570
Axone Intelligence Inc. (a)	352	22,605
Azul S.A. - ADR (a)	307	10,282
Barrett Business Services, Inc.	3	275
Brady Corp. - Class A	22	1,085
Ceco Environmental Corp. (a) (b)	32	302
Chart Industries, Inc. (a)	91	6,996
Clean Harbors Inc. (a)	120	8,502
Columbus Mckinnon Corp.	241	10,119
Commercial Vehicle Group Inc. (a)	102	819
Continental Building Products Inc. (a)	98	2,609
Copart Inc. (a)	310	23,133
CoStar Group, Inc. (a)	54	29,951
Covanta Holding Corporation	92	1,639
Douglas Dynamics, Inc.	194	7,701
Dycom Industries Inc. (a)	76	4,490
EMCOR Group, Inc.	58	5,154
ESCO Technologies Inc.	1	83
Exponent, Inc.	45	2,627
Forward Air Corp.	112	6,633
FTI Consulting Inc. (a)	10	799
Generac Holdings Inc. (a)	132	9,127
Harsco Corp. (a)	453	12,437
Healthcare Services Group Inc. (b)	175	5,318
HEICO Corp. - Class A	254	26,196
Heidrick & Struggles International Inc.	21	631
Herc Holdings Inc. (a) (c)	8	352
Hexcel Corp.	94	7,594
Hillenbrand Inc.	80	3,148
IDEX Corporation	20	3,395
Insperity, Inc.	14	1,710
John Bean Technologies Corp.	65	7,922
Kennametal Inc.	48	1,780
Kforce Inc.	35	1,213
Kornit Digital Ltd. (a) (b)	367	11,604
Lawson Products Inc. (a)	162	5,959
MasTec Inc. (a) (b)	79	4,079
McGrath RentCorp	33	2,042
Mercury Systems Inc. (a)	3	193
Meritor, Inc. (a)	157	3,817
Mesa Air Group, Inc. (a)	57	521
Mobile Mini, Inc.	15	459
NV5 Global, Inc. (a)	87	7,049
Old Dominion Freight Line Inc.	128	19,045
Omega Flex Inc. (b)	186	14,254
Proto Labs Inc. (a)	26	3,025
RBC Bearings Incorporated (a)	64	10,716
Rush Enterprises Inc. - Class A	149	5,446
Safe Bulkers, Inc. (a)	79	123
Saia, Inc. (a)	7	474
Simpson Manufacturing Co. Inc.	84	5,554
SiteOne Landscape Supply, Inc. (a) (b)	231	16,027
Teledyne Technologies Inc. (a)	31	8,567
Tetra Tech, Inc.	31	2,433
Titan Machinery Inc. (a)	354	7,288
Trex Company, Inc. (a) (b)	166	11,848
TriNet Group Inc. (a)	55	3,750
Triton Container International Limited - Class A	38	1,247
Twin Disc Inc. (a)	11	162
USA Truck Inc. (a)	20	203
WageWorks Inc. (a)	21	1,051
	Shares/Par[1]	Value ($)
Watts Water Technologies Inc. - Class A	35	3,280
		421,845
Consumer Discretionary 11.5%
1-800-Flowers.Com, Inc. - Class A (a)	6	122
American Eagle Outfitters, Inc.	88	1,485
Asbury Automotive Group, Inc. (a)	45	3,820
Bloomin' Brands, Inc.	33	631
Bright Horizons Family Solutions Inc. (a)	71	10,718
Brinker International Inc.	51	2,002
Burlington Stores Inc. (a)	48	8,188
Chegg Inc. (a)	111	4,295
Churchill Downs Inc.	25	2,858
Cracker Barrel Old Country Store, Inc. (b)	3	571
Crocs Inc. (a)	40	793
Dana Holding Corp.	43	855
Deckers Outdoor Corp. (a)	11	1,884
Dine Brands Global Inc. (b)	116	11,021
Domino's Pizza, Inc.	34	9,564
Eldorado Resorts, Inc. (a) (b)	102	4,722
ETSY, Inc. (a)	351	21,536
Everi Holdings Inc. (a)	245	2,923
Fox Factory Holding Corp. (a)	406	33,503
Funko Inc. - Class A (a) (b)	25	608
Gentherm Incorporated (a)	131	5,488
G-III Apparel Group, Ltd. (a)	131	3,860
Gopro Inc. - Class A (a) (b)	76	413
Grand Canyon Education, Inc. (a)	102	11,975
Group 1 Automotive Inc.	7	593
Helen of Troy Ltd (a)	14	1,776
iRobot Corp. (a) (b)	4	373
Liberty Expedia Holdings, Inc. - Class A (a)	8	397
Liquidity Services, Inc. (a)	122	744
Malibu Boats, Inc. - Class A (a)	32	1,241
Marine Products Corp.	23	357
MarineMax Inc. (a)	340	5,597
Modine Manufacturing Co. (a)	413	5,917
Monro Inc.	78	6,662
Ollie's Bargain Outlet Holdings Inc. (a)	175	15,212
OneSpaWorld Holdings Limited (a) (b)	915	14,180
PetMed Express Inc. (b)	33	512
Planet Fitness, Inc. - Class A (a)	68	4,953
PVH Corp.	40	3,752
Red Rock Resorts, Inc. - Class A	169	3,631
RH (a) (b)	9	983
Rumbleon Inc. - Class B (a)	675	3,023
Sally Beauty Holdings, Inc. (a)	27	359
Seaworld Entertainment, Inc. (a)	52	1,623
Shake Shack Inc. - Class A (a) (b)	163	11,777
Sleep Number Corporation (a)	21	852
Sonos, Inc. (a) (b)	16	187
Sportsman's Warehouse Holdings, Inc. (a) (b)	53	199
Steven Madden Ltd.	147	4,987
Stoneridge, Inc. (a)	11	348
Strategic Education, Inc.	159	28,341
Tower International Inc.	27	524
Vail Resorts, Inc.	40	8,902
Wolverine World Wide Inc.	19	527
		272,364
Financials 6.6%
Ameris Bancorp	36	1,396
Bank of N.T. Butterfield & Son Limited (The)	37	1,253
Brightsphere Investment Group PLC	73	837
Cadence Bancorporation - Class A	45	926
Cherry Hill Mortgage Investment Corp.	43	686
Cohen & Steers, Inc.	3	147
Cowen Inc. - Class A (a) (b)	37	643
eHealth, Inc. (a)	226	19,454
Enova International, Inc. (a)	61	1,408
Essent Group Ltd. (a)	169	7,941
FactSet Research Systems Inc.	46	13,277
Federated Investors Inc. - Class B	15	487
Fednat Holding Company	6	86
First Community Bancshares, Inc.	3	100
First Financial Bancshares, Inc.	4	112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
FirstCash, Inc.	170	17,029
Foxconn Interconnect Technology Limited	24	199
Great Southern Bancorp Inc.	10	575
Interactive Brokers Group, Inc. (c)	351	19,151
Kemper Corp.	96	8,257
Kinsale Capital Group, Inc.	21	1,911
LendingTree, Inc. (a) (b)	27	11,500
MarketAxess Holdings Inc.	42	13,392
Moelis & Company LLC - Class A	340	11,891
Morningstar Inc.	116	16,815
NMI Holdings Inc. - Class A (a)	10	292
Northrim BanCorp Inc.	8	271
Preferred Bank	30	1,422
Primerica, Inc.	14	1,624
Republic Bancorp Inc. - Class A	7	349
Victory Capital Holdings, Inc. - Class A (a)	180	3,093
		156,524
Communication Services 6.2%
Auto Trader Group PLC (d)	3,655	25,440
Autohome Inc. - Class A - ADR (a) (b)	369	31,597
Bandwidth Inc. - Class A (a)	80	5,999
Boingo Wireless, Inc. (a) (b)	526	9,464
Cargurus Inc. - Class A (a)	30	1,100
Central European Media Enterprises Ltd - Class A (a)	68	297
Cogent Communications Group, Inc.	14	855
Egain Corporation (a)	78	638
Glu Mobile Inc. (a)	37	262
GoDaddy Inc. - Class A (a)	120	8,419
IAC/InterActiveCorp (a)	27	5,806
Liberty TripAdvisor Holdings Inc. - Class A (a)	41	508
Live Nation Inc. (a)	145	9,624
Nexstar Media Group, Inc. - Class A	13	1,342
ORBCOMM Inc. (a)	50	365
QuinStreet, Inc. (a) (b)	292	4,625
Rightmove PLC	3,087	20,980
Shenandoah Telecommunications Company	7	265
Sinclair Broadcast Group Inc. - Class A	9	479
Take-Two Interactive Software Inc. (a)	47	5,280
The Trade Desk, Inc. - Class A (a)	39	8,780
Tribune Publishing Company, LLC (a)	13	105
Vonage Holdings Corp. (a)	71	800
Yelp Inc. - Class A (a)	127	4,351
		147,381
Consumer Staples 2.5%
BJ's Wholesale Club Holdings, Inc. (a)	261	6,890
Boston Beer Co. Inc. - Class A (a)	5	1,741
Chefs' Warehouse Inc. (a)	412	14,438
Coca-Cola Consolidated Inc.	4	1,273
Freshpet Inc. (a)	75	3,391
Hostess Brands, Inc. - Class A (a)	603	8,711
Ingles Markets Inc. - Class A	21	648
J&J Snack Foods Corp.	4	652
Medifast, Inc.	14	1,764
Nomad Foods Limited (a)	458	9,776
Performance Food Group Company (a)	96	3,835
Post Holdings Inc. (a)	12	1,250
PriceSmart Inc.	86	4,398
Sanderson Farms Inc.	2	340
USANA Health Sciences, Inc. (a)	5	385
WD-40 Co.	4	564
		60,056
Materials 2.0%
Advanced Emissions Solutions, Inc.	28	352
Ashland Global Holdings Inc.	180	14,397
Balchem Corporation	4	376
Berry Global Group, Inc. (a)	92	4,841
FutureFuel Corp.	48	567
HB Fuller Co.	25	1,144
Ingevity Corporation (a)	52	5,460
Innospec Inc.	18	1,597
Kraton Corporation (a)	27	846
Kronos Worldwide, Inc.	25	387
Luxfer Holdings PLC	363	8,903
Materion Corp.	86	5,865
	Shares/Par[1]	Value ($)
Myers Industries Inc.	11	212
Ramaco Resources, Inc. (a)	2	12
Ryerson Holding Corp. (a)	87	728
Tredegar Corp.	12	193
Trinseo S.A.	37	1,547
Valhi Inc.	78	231
Warrior Met Coal, Inc.	30	788
		48,446
Energy 0.8%
Arch Coal, Inc. - Class A (b)	9	834
Cactus Inc. - Class A (a)	4	123
Carrizo Oil & Gas Inc. (a) (b)	24	243
CONSOL Mining Corporation (a)	14	373
Delek US Holdings, Inc.	19	757
Diamondback Energy, Inc.	42	4,608
DMC Global Inc.	73	4,624
Matador Resources Co. (a)	115	2,288
Matrix Service Co. (a)	11	224
Newpark Resources Inc. (a)	585	4,337
Propetro Holding Corp. (a)	23	481
Solaris Oilfield Infrastructure, Inc. - Class A	21	319
		19,211
Real Estate 0.7%
Alexander's, Inc.	1	533
American Assets Trust, Inc.	44	2,069
Americold Realty Trust	26	847
ARMOUR Residential REIT, Inc.	8	147
Braemar Hotel & Resorts Inc.	43	428
Brookfield Property REIT Inc. - Class A	14	258
EastGroup Properties Inc.	30	3,526
First Industrial Realty Trust, Inc.	23	857
Innovative Industrial Properties, Inc. (b)	36	4,448
PS Business Parks, Inc.	11	1,811
Tanger Factory Outlet Centers Inc. (b)	45	730
		15,654
Utilities 0.4%
American States Water Company	19	1,446
AquaVenture Holdings Limited (a)	294	5,879
Black Hills Corporation	9	714
California Water Service Group	19	963
Middlesex Water Co.	12	735
New Jersey Resources Corp.	10	506
York Water Co.	7	261
		10,504
Total Common Stocks (cost $1,904,849)		2,317,757
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	63,431	63,431
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	31,356	31,356
Total Short Term Investments (cost $94,787)		94,787
Total Investments 101.6% (cost $1,999,636)		2,412,544
Other Assets and Liabilities, Net (1.6)%		(38,284)
Total Net Assets 100.0%		2,374,260

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $25,440 and 1.1%, respectively.

(e)  Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.5%
Industrials 24.0%
ABM Industries Incorporated	24	973
Actuant Corporation - Class A	281	6,962
Air Lease Corporation - Class A	338	13,965
American Woodmark Corporation (a)	146	12,375
Arcbest Corporation	38	1,070
Astronics Corporation (a)	47	1,871
AZZ Inc.	47	2,162
Beacon Roofing Supply, Inc. (a)	258	9,474
Brady Corp. - Class A	17	825
CAI International Inc. (a)	15	360
Ceco Environmental Corp. (a) (b)	29	275
Colfax Corp. (a) (b)	408	11,446
CRA International, Inc.	6	235
Crane Co.	141	11,765
Donaldson Co. Inc.	151	7,670
Dycom Industries Inc. (a)	193	11,362
Echo Global Logistics, Inc. (a)	28	580
EMCOR Group, Inc.	193	16,994
EnerSys	157	10,754
EnPro Industries, Inc.	4	274
ESCO Technologies Inc.	5	384
FTI Consulting Inc. (a)	40	3,319
Gates Industrial Corporation PLC (a)	653	7,453
Gorman-Rupp Co.	75	2,458
Great Lakes Dredge & Dock Corp. (a)	60	659
Hawaiian Holdings Inc.	191	5,252
Heidrick & Struggles International Inc.	19	560
Hertz Global Holdings, Inc. (a)	333	5,314
Hexcel Corp.	127	10,272
Hillenbrand Inc.	9	370
Kadant Inc.	38	3,414
Kennametal Inc.	84	3,092
MasTec Inc. (a) (b)	95	4,895
Meritor, Inc. (a)	45	1,085
Mesa Air Group, Inc. (a) (b)	60	549
Miller Industries Inc.	7	201
Navigant Consulting, Inc.	69	1,596
Now, Inc. (a) (b)	477	7,037
PGT Innovations, Inc. (a)	879	14,692
Quanex Building Products Corp.	501	9,458
Rexnord Corporation (a)	64	1,928
Rush Enterprises Inc. - Class A	176	6,446
Safe Bulkers, Inc. (a)	282	440
SkyWest Inc.	26	1,566
SP Plus Corporation (a)	430	13,743
SPX Corp. (a)	169	5,578
Steelcase Inc. - Class A	742	12,695
Sterling Construction Co. Inc. (a)	42	566
Team Inc. (a)	124	1,905
Thermon Group Holdings, Inc. (a)	274	7,035
TriMas Corp. (a)	58	1,795
Triton Container International Limited - Class A	93	3,034
Triumph Group Inc.	28	646
Twin Disc Inc. (a)	11	161
UniFirst Corp.	95	17,914
USA Truck Inc. (a)	16	165
WESCO International, Inc. (a)	154	7,800
Woodward Governor Co.	62	7,039
		293,908
Financials 19.7%
1st Source Corp.	22	1,040
Amalgamated Bank - Class A	12	214
American Equity Investment Life Holding Company	189	5,127
Anworth Mortgage Asset Corporation	262	993
Ares Commercial Real Estate Corporation	53	785
Argo Group International Holdings, Ltd.	8	568
BancorpSouth Bank	91	2,634
Bank of Marin Bancorp	11	471
Bank of N.T. Butterfield & Son Limited (The)	68	2,294
Bank OZK	149	4,492
	Shares/Par[1]	Value ($)
BankUnited, Inc.	148	4,999
Banner Corporation	22	1,172
Boston Private Financial Holdings Inc.	115	1,383
Brightsphere Investment Group PLC	173	1,978
Brown & Brown Inc.	174	5,829
Cadence Bancorporation - Class A	196	4,085
Camden National Corp.	10	439
Carolina Financial Corp.	20	712
Cathay General Bancorp	258	9,288
CBTX, Inc.	35	998
Century Bancorp Inc. - Class A	1	130
Chemung Financial Corporation	3	138
Cherry Hill Mortgage Investment Corp.	51	822
City Holdings Co.	16	1,254
CNO Financial Group, Inc.	98	1,627
Commerce Bancshares Inc.	167	9,959
Community Bank System Inc.	50	3,278
Community Trust Bancorp Inc.	12	505
ConnectOne Bancorp, Inc.	29	657
Customers Bancorp, Inc. (a)	27	572
Dynex Capital, Inc. (c)	59	990
Eagle Bancorp Inc.	14	733
Enstar Group Limited (a)	58	10,108
Essent Group Ltd. (a)	179	8,449
Farmers National Banc Corp.	10	147
FBL Financial Group, Inc. - Class A	7	433
Federal Agricultural Mortgage Corp. - Class C	7	526
Federated Investors Inc. - Class B	26	850
First American Financial Corporation	89	4,781
First Bancorp Inc.	32	1,177
First Bancshares Inc.	15	465
First Community Bancshares, Inc.	10	335
First Defiance Financial Corp.	18	516
First Horizon National Corp.	90	1,345
FirstCash, Inc.	80	8,042
FNB Corp.	132	1,556
Foxconn Interconnect Technology Limited	162	1,357
Fulton Financial Corp.	132	2,158
Glacier Bancorp, Inc.	251	10,178
Great Ajax Corp.	8	107
Great Southern Bancorp Inc.	8	452
Great Western Bancorp Inc.	33	1,160
Hanmi Financial Corp.	193	4,307
Hanover Insurance Group Inc.	25	3,172
Heritage Insurance Holdings, Inc.	37	577
Home Bancorp, Inc.	8	310
HomeStreet, Inc. (a)	92	2,725
Hope Bancorp, Inc.	92	1,262
Independent Bank Corp.	4	270
International Bancshares Corp.	18	683
Lakeland Financial Corp.	12	566
LPL Financial Holdings Inc.	46	3,723
Macatawa Bank Corp.	34	347
Metropolitan Bank Holding Corp. (a)	4	192
MFA Financial, Inc.	107	770
MidWestOne Financial Group Inc.	7	189
National Western Life Group Inc. - Class A	19	4,830
Nicolet Bankshares, Inc. (a)	6	346
NMI Holdings Inc. - Class A (a)	62	1,765
Old Second Bancorp Inc.	33	418
Orchid Island Capital, Inc. (b)	96	610
Provident Financial Services, Inc.	55	1,342
Pzena Investment Management, Inc. - Class A	15	125
Radian Group Inc.	122	2,785
RenaissanceRe Holdings Ltd	26	4,628
Republic Bancorp Inc. - Class A	7	350
Safety Insurance Group, Inc.	11	1,074
Sandy Spring Bancorp Inc.	149	5,197
Sierra BanCorp	12	317
Stifel Financial Corp.	16	965
TCF Financial Corp.	727	15,104
The Bancorp, Inc. (a)	42	372
The PRA Group, Inc. (a)	290	8,175
Tristate Capital Holdings, Inc. (a)	44	929
UMB Financial Corp.	27	1,790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Umpqua Holdings Corp.	665	11,026
United Community Banks, Inc.	50	1,442
Universal Insurance Holdings, Inc.	14	395
Valley National Bancorp	338	3,641
Veritex Holdings Inc.	61	1,595
Virtu Financial Inc. - Class A (b)	192	4,187
Virtus Partners, Inc.	95	10,221
Washington Federal Inc.	168	5,864
Webster Financial Corp.	77	3,678
WesBanco Inc.	4	161
Westamerica Bancorp	29	1,802
Wintrust Financial Corporation	9	652
WSFS Financial Corp.	39	1,605
		240,792
Consumer Discretionary 11.6%
American Eagle Outfitters, Inc.	785	13,261
America's Car Mart, Inc. (a)	146	12,568
Big Lots, Inc.	139	3,971
Brinker International Inc.	96	3,777
Buckle Inc. (b)	22	381
Citi Trends, Inc.	24	357
Cooper Tire & Rubber Co.	22	692
Core-Mark Holding Co. Inc.	20	812
Dana Holding Corp.	23	461
Dillard's Inc. - Class A (b)	6	357
Dine Brands Global Inc. (b)	12	1,138
Dorman Products Inc. (a) (b)	83	7,233
Extended Stay America, Inc. - Class B	375	6,334
Fossil Group, Inc. (a) (b)	43	496
Gildan Activewear Inc.	291	11,252
Group 1 Automotive Inc.	52	4,253
Helen of Troy Ltd (a)	113	14,795
Jack in the Box Inc.	21	1,729
KB Home	27	693
LCI Industries	50	4,487
Liberty Expedia Holdings, Inc. - Class A (a)	37	1,787
Malibu Boats, Inc. - Class A (a)	159	6,162
Murphy USA Inc. (a)	20	1,681
Office Depot Inc.	1,352	2,786
Papa John's International Inc. (b)	6	264
Rocky Brands Inc.	28	777
Sally Beauty Holdings, Inc. (a)	35	473
Shoe Carnival Inc. (b)	70	1,921
Skechers U.S.A. Inc. - Class A (a)	164	5,167
Tupperware Brands Corp.	40	767
Williams-Sonoma Inc. (b)	181	11,797
Winnebago Industries Inc.	498	19,259
		141,888
Information Technology 10.2%
Acacia Communications, Inc. (a)	8	392
ADTRAN, Inc.	91	1,387
Cabot Microelectronics Corporation	76	8,399
CACI International Inc. - Class A (a)	16	3,287
Cardtronics PLC - Class A (a)	38	1,029
Cass Information Systems, Inc.	244	11,815
Cirrus Logic Inc. (a)	26	1,154
Cohu Inc.	359	5,544
Control4 Corporation (a)	160	3,793
Diebold Nixdorf Inc. (a)	36	332
Diodes Inc. (a)	29	1,046
Ebix Inc. (b)	87	4,356
Entegris, Inc.	131	4,885
ePlus Inc. (a)	109	7,508
EVERTEC, Inc.	31	1,023
Fabrinet (a)	22	1,090
FLIR Systems Inc.	86	4,674
I3 Verticals, Inc. - Class A (a)	8	246
II-VI Inc. (a) (b)	110	4,031
Infinera Corporation (a)	189	550
Insight Enterprises, Inc. (a)	33	1,922
KBR, Inc.	94	2,353
Kulicke & Soffa Industries Inc.	173	3,891
Liveramp, Inc. (a)	12	559
Manhattan Associates Inc. (a)	210	14,559
	Shares/Par[1]	Value ($)
Mantech International Corp. - Class A	10	653
MKS Instruments, Inc.	34	2,661
Monotype Imaging Holdings Inc.	24	409
MTS Systems Corp.	35	2,025
NCR Corporation (a)	68	2,110
NETGEAR, Inc. (a)	11	287
NVE Corp.	6	449
PC Connection, Inc.	12	412
Photronics Inc. (a)	18	145
Plexus Corp. (a)	191	11,178
Presidio Inc.	25	342
Sanmina Corp. (a)	43	1,294
Secureworks Corp. - Class A (a) (b)	13	176
Tech Data Corp. (a)	85	8,936
Verint Systems Inc. (a)	11	594
Verra Mobility Corporation - Class A (a) (b)	210	2,743
Vishay Intertechnology Inc.	7	123
Xperii Corp.	49	1,002
		125,364
Real Estate 7.8%
Agree Realty Corporation	69	4,421
Arbor Realty Trust, Inc. (b)	105	1,269
ARMOUR Residential REIT, Inc.	149	2,773
Braemar Hotel & Resorts Inc.	88	868
Brandywine Realty Trust	173	2,476
Cousins Properties Incorporated (c)	38	1,378
CubeSmart	166	5,535
Getty Realty Corp.	160	4,926
Gladstone Commercial Corp.	82	1,744
Global Healthcare REIT, Inc.	44	458
HFF, Inc. - Class A	319	14,490
Highwoods Properties Inc.	25	1,027
Independence Realty Trust, Inc.	197	2,284
Industrial Logistics Properties Trust	73	1,521
Invesco Mortgage Capital Inc.	61	979
Jernigan Capital Inc.	68	1,402
Jones Lang LaSalle Incorporated	85	11,916
Kite Realty Naperville, LLC	199	3,014
Lexington Realty Trust	378	3,557
Mack-Cali Realty Corp.	232	5,414
National Health Investors, Inc.	20	1,533
NRF Holdco, LLC	32	519
Pebblebrook Hotel Trust	27	767
PennyMac Mortgage Investment Trust	105	2,292
Piedmont Office Realty Trust Inc. - Class A	23	450
PS Business Parks, Inc.	52	8,844
QTS Realty Trust, Inc. - Class A	46	2,117
RLJ III-EM Columbus Lessee, LLC	118	2,101
Sunstone Hotel Investors Inc.	49	675
Terreno Realty Corporation	58	2,865
Western Asset Mortgage Capital Corporation	66	658
Xenia Hotels & Resorts Inc.	42	880
		95,153
Health Care 6.7%
Acadia Healthcare Company, Inc. (a)	127	4,435
Addus HomeCare Corporation (a)	105	7,889
Akorn, Inc. (a)	93	481
Anika Therapeutics, Inc. (a)	10	404
ArQule, Inc. (a) (b)	103	1,139
Assertio Therapeutics, Inc. (a)	234	806
Avanos Medical, Inc. (a)	22	977
Cambrex Corp. (a)	11	533
Charles River Laboratories International Inc. (a)	11	1,595
CRISPR Therapeutics AG (a) (b)	43	2,030
Cytokinetics, Incorporated (a)	24	272
Emergent BioSolutions Inc. (a)	62	2,995
Hill-Rom Holdings Inc.	86	8,987
HMS Holdings Corp. (a)	11	354
Innoviva, Inc. (a)	97	1,410
Integer Holdings Corporation (a)	20	1,673
Mednax, Inc. (a)	371	9,350
Molecular Templates, Inc. (a)	14	114
National Healthcare Corp.	9	739
Natus Medical Inc. (a)	306	7,861

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Patterson Cos. Inc.	46	1,055
PDL BioPharma, Inc. (a)	332	1,041
PetIQ, Inc. - Class A (a)	15	486
Phibro Animal Health Corporation - Class A	11	354
Spectrum Pharmaceuticals, Inc. (a)	147	1,267
Syneos Health, Inc. - Class A (a)	286	14,609
Utah Medical Products Inc.	5	432
Varex Imaging Corporation (a)	289	8,846
Xencor, Inc. (a)	11	437
		82,571
Materials 6.2%
Advanced Emissions Solutions, Inc. (b)	25	322
AK Steel Holding Corporation (a) (b)	905	2,145
Chase Corporation	31	3,337
Cleveland-Cliffs Inc. (b)	76	806
Commercial Metals Co.	64	1,136
FutureFuel Corp.	20	239
HB Fuller Co.	211	9,772
Hecla Mining Co. (b)	1,262	2,271
Louisiana-Pacific Corp.	14	362
Neenah Inc.	46	3,141
P.H. Glatfelter Co.	31	515
PolyOne Corporation	104	3,276
Reliance Steel & Aluminum Co.	153	14,448
Schnitzer Steel Industries Inc. - Class A	51	1,347
Schweitzer-Mauduit International Inc.	414	13,743
Stepan Co.	6	564
Summit Materials, Inc. - Class A (a)	323	6,219
Tredegar Corp.	20	327
Trinseo S.A.	31	1,313
Tronox Holdings PLC	521	6,665
Valhi Inc.	127	376
Verso Corporation - Class A (a)	35	663
Warrior Met Coal, Inc.	89	2,337
		75,324
Utilities 3.5%
ALLETE, Inc.	36	2,924
Avista Corporation	18	818
Black Hills Corporation	77	6,046
California Water Service Group	35	1,748
El Paso Electric Co.	23	1,534
Genie Energy Ltd. - Class B	19	204
IDACORP Inc.	8	754
MGE Energy, Inc.	7	518
New Jersey Resources Corp.	55	2,721
One Gas, Inc.	46	4,126
Otter Tail Corp.	9	478
PNM Resources, Inc.	114	5,803
Portland General Electric Co.	142	7,677
Southwest Gas Corp.	32	2,837
Spire, Inc.	43	3,571
Unitil Corp.	8	484
		42,243
Energy 3.0%
Arch Coal, Inc. - Class A (b)	14	1,277
Archrock, Inc.	140	1,481
Bonanza Creek Energy, Inc. (a)	57	1,185
Carrizo Oil & Gas Inc. (a)	75	751
CONSOL Mining Corporation (a)	35	935
CVR Energy, Inc.	68	3,418
Delek US Holdings, Inc.	46	1,865
Denbury Resources Inc. (a) (b)	88	109
Gulfport Energy Corp. (a) (b)	147	720
Helix Energy Solutions Group, Inc. (a)	33	287
Liberty Oilfield Services Inc. - Class A	29	473
Matador Resources Co. (a)	253	5,029
Matrix Service Co. (a)	55	1,121
Midstates Petroleum Company, Inc. (a)	61	361
Northern Oil and Gas Inc. (a) (b)	58	112
PDC Energy, Inc. (a) (b)	124	4,456
Propetro Holding Corp. (a)	64	1,319
Reg Biofuels, LLC (a) (b)	63	1,004
Ring Energy Inc. (a)	396	1,287
SEACOR Holdings Inc. (a)	21	996
	Shares/Par[1]	Value ($)
SemGroup Corporation - Class A	26	313
SilverBow Resources, Inc. (a)	7	94
Southwestern Energy Co. (a)	296	935
SRC Energy Inc. (a)	248	1,232
Superior Energy Services Inc. (a)	544	707
Unit Corp. (a)	97	863
W&T Offshore, Inc. (a)	75	372
World Fuel Services Corp.	117	4,211
		36,913
Communication Services 2.0%
A T N International Limited	5	275
Emerald Expositions Events, Inc.	719	8,017
Glu Mobile Inc. (a)	177	1,274
Gray Television Inc. (a)	56	915
Hemisphere Media Group, Inc. - Class A (a)	487	6,297
Marcus Corp.	38	1,255
MSG Networks Inc. - Class A (a)	87	1,795
Spok Holdings, Inc.	11	161
TEGNA Inc.	140	2,118
Telephone & Data Systems Inc.	65	1,964
The Meet Group, Inc. (a) (b)	109	380
		24,451
Consumer Staples 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	28	728
Central Garden & Pet Co. - Class A (a)	149	3,677
Darling Ingredients Inc. (a)	195	3,889
Energizer Holdings, Inc. (b)	58	2,256
Hostess Brands, Inc. - Class A (a)	106	1,534
John B. Sanfilippo & Son Inc.	78	6,269
Lancaster Colony Corp.	10	1,536
Natural Grocers By Vitamin Cottage, Inc. (a)	33	336
Natural Health Trends Corp.	14	110
Sanderson Farms Inc.	5	676
Seneca Foods Corp. - Class A (a)	9	250
Universal Corp.	17	1,013
Village Super Market Inc. - Class A	13	350
		22,624
Total Common Stocks (cost $1,152,056)		1,181,231
RIGHTS 0.0%
Hertz Global Holdings, Inc. (a) (c)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	39,888	39,888
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	10,400	10,400
Total Short Term Investments (cost $50,288)		50,288
Total Investments 100.6% (cost $1,202,344)		1,231,519
Other Assets and Liabilities, Net (0.6)%		(7,866)
Total Net Assets 100.0%		1,223,653

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL S&P 500 Index Fund
COMMON STOCKS 97.6%
Information Technology 21.0%
Accenture Public Limited Company - Class A	1	248
Adobe Inc. (a)	1	303
Ads Alliance Data Systems Inc.	—	14
Advanced Micro Devices, Inc. (a)	2	57
Akamai Technologies, Inc. (a)	—	27
Amphenol Corporation - Class A	1	59
Analog Devices, Inc.	1	88
ANSYS, Inc. (a)	—	36

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

26

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Apple Inc.	9	1,822
Applied Materials, Inc.	2	88
Arista Networks, Inc. (a)	—	28
Autodesk, Inc. (a)	—	76
Automatic Data Processing, Inc.	1	152
Broadcom Inc.	1	240
Broadridge Financial Solutions, Inc.	—	30
Cadence Design Systems Inc. (a)	1	41
Cisco Systems, Inc.	9	494
Citrix Systems Inc.	—	25
Cognizant Technology Solutions Corp. - Class A	1	75
Corning Inc.	2	54
DXC Technology Company	1	30
F5 Networks Inc. (a)	—	19
Fidelity National Information Services, Inc.	1	84
Fiserv Inc. (a)	1	76
FleetCor Technologies Inc. (a)	—	50
FLIR Systems Inc.	—	15
Fortinet, Inc. (a)	—	23
Gartner Inc. (a)	—	30
Global Payments Inc.	—	54
Hewlett Packard Enterprise Company	3	43
HP Inc.	3	65
IHS Markit Ltd. (a)	1	49
Intel Corp.	9	452
International Business Machines Corp.	2	258
Intuit Inc.	1	143
IPG Photonics Corporation (a)	—	12
Jack Henry & Associates Inc.	—	22
Juniper Networks, Inc.	1	20
Keysight Technologies, Inc. (a)	—	36
KLA-Tencor Corp.	—	39
Lam Research Corp.	—	59
MasterCard Incorporated - Class A	2	501
Maxim Integrated Products, Inc.	1	35
Microchip Technology Inc. (b)	1	44
Micron Technology Inc. (a)	2	89
Microsoft Corp.	16	2,162
Motorola Solutions Inc.	—	58
NetApp, Inc.	1	32
NVIDIA Corporation	1	211
Oracle Corporation	5	291
Paychex Inc.	1	56
Paypal Holdings, Inc. (a)	2	284
Qorvo, Inc. (a)	—	17
QUALCOMM Inc.	3	195
Red Hat Inc. (a)	—	71
Salesforce.Com, Inc. (a)	2	249
Seagate Technology Public Limited Company	1	26
Skyworks Solutions, Inc.	—	28
Symantec Corp.	1	28
Synopsys Inc. (a)	—	41
TE Connectivity Ltd.	1	69
Texas Instruments Incorporated	2	227
Total System Services Inc.	—	43
Visa Inc. - Class A	4	636
Western Digital Corp.	1	30
Western Union Co.	1	18
Xerox Corp.	—	14
Xilinx Inc.	1	63
		11,054
Health Care 13.8%
Abbott Laboratories	4	313
AbbVie Inc.	3	227
ABIOMED, Inc. (a)	—	23
Agilent Technologies, Inc.	1	50
Alexion Pharmaceuticals, Inc. (a)	—	62
Align Technology, Inc. (a)	—	41
Allergan Public Limited Company	1	107
AmerisourceBergen Corporation	—	27
Amgen Inc.	1	237
Anthem, Inc.	1	153
Baxter International Inc.	1	82
Becton, Dickinson and Company	1	144
	Shares/Par[1]	Value ($)
Biogen Inc. (a)	—	94
Boston Scientific Corp. (a)	3	126
Bristol-Myers Squibb Co.	3	157
Cardinal Health, Inc.	1	30
Celgene Corp. (a)	2	138
Centene Corporation (a)	1	45
Cerner Corp.	1	49
Cigna Corp.	1	126
Cooper Cos. Inc.	—	35
CVS Health Corp.	3	149
Danaher Corp.	1	190
DaVita Inc. (a)	—	15
Dentsply Sirona Inc.	—	28
Edwards Lifesciences Corporation (a)	—	81
Eli Lilly & Co.	2	202
Gilead Sciences Inc.	3	181
HCA Healthcare, Inc.	1	76
Henry Schein Inc. (a)	—	22
Hologic Inc. (a)	1	27
Humana Inc.	—	76
IDEXX Laboratories, Inc. (a)	—	49
Illumina Inc. (a)	—	114
Incyte Corporation (a)	—	31
Intuitive Surgical, Inc. (a)	—	128
IQVIA Inc. (a)	—	54
Johnson & Johnson	6	779
Laboratory Corporation of America Holdings (a)	—	36
McKesson Corporation	—	53
Medtronic Public Limited Company	3	275
Merck & Co., Inc.	5	455
Mettler-Toledo International Inc. (a)	—	43
Mylan Holdings Ltd. (a)	1	21
Nektar Therapeutics (a)	—	13
PerkinElmer Inc.	—	22
Perrigo Company Public Limited Company	—	12
Pfizer Inc.	12	507
Quest Diagnostics Incorporated	—	28
Regeneron Pharmaceuticals, Inc. (a)	—	51
ResMed Inc.	—	37
Stryker Corp.	1	134
Teleflex Inc.	—	32
Thermo Fisher Scientific Inc.	1	248
UnitedHealth Group Incorporated	2	489
Universal Health Services Inc. - Class B	—	23
Varian Medical Systems, Inc. (a)	—	25
Vertex Pharmaceuticals Incorporated (a)	1	99
Waters Corp. (a)	—	31
WellCare Health Plans, Inc. (a)	—	30
Zimmer Biomet Holdings, Inc.	—	51
Zoetis Inc. - Class A	1	115
		7,298
Financials 12.8%
Affiliated Managers Group, Inc.	—	9
AFLAC Incorporated	2	86
American Express Company	1	178
American International Group, Inc.	2	98
Ameriprise Financial, Inc.	—	40
Aon PLC - Class A	1	98
Arthur J Gallagher & Co.	—	34
Assurant, Inc.	—	15
Bank of America Corporation	19	540
BB&T Corporation	2	80
Berkshire Hathaway Inc. - Class B (a)	4	870
BlackRock, Inc.	—	117
Capital One Financial Corporation	1	90
Cboe Global Markets, Inc.	—	24
Charles Schwab Corp.	3	101
Chubb Limited	1	142
Cincinnati Financial Corp.	—	33
Citigroup Inc.	5	341
Citizens Financial Group Inc.	1	34
CME Group Inc.	1	147
Comerica Inc.	—	24
Discover Financial Services	1	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
E*TRADE Financial Corp.	1	23
Everest Re Group, Ltd.	—	21
Fifth Third Bancorp	2	43
First Republic Bank	—	34
Franklin Resources Inc.	1	21
Hartford Financial Services Group Inc.	1	43
Huntington Bancshares Inc.	2	29
Intercontinental Exchange, Inc.	1	102
Invesco Ltd.	1	17
Jefferies Financial Group Inc.	1	11
JPMorgan Chase & Co.	7	764
KeyCorp	2	37
Lincoln National Corp.	—	28
Loews Corp.	1	31
M&T Bank Corporation	—	48
MarketAxess Holdings Inc.	—	23
Marsh & McLennan Cos. Inc.	1	108
MetLife, Inc.	2	100
Moody's Corp.	—	67
Morgan Stanley	3	117
MSCI Inc.	—	42
NASDAQ Inc.	—	22
Northern Trust Corp.	—	41
People's United Financial Inc.	1	14
PNC Financial Services Group Inc.	1	131
Principal Financial Group, Inc.	1	32
Progressive Corp.	1	99
Prudential Financial Inc.	1	87
Raymond James Financial Inc.	—	22
Regions Financial Corporation	2	31
S&P Global Inc.	1	118
State Street Corp.	1	43
SunTrust Banks Inc.	1	59
SVB Financial Group (a)	—	25
Synchrony Financial	1	47
T. Rowe Price Group, Inc.	1	54
The Allstate Corporation	1	72
The Bank of New York Mellon Corporation (c)	2	82
The Goldman Sachs Group, Inc.	1	147
The Travelers Companies, Inc.	1	83
Torchmark Corp.	—	20
U.S. Bancorp	3	165
Unum Group	—	15
Wells Fargo & Co.	9	403
Willis Towers Watson Public Limited Company	—	51
Zions Bancorp	—	18
		6,744
Communication Services 10.0%
Activision Blizzard, Inc.	2	76
Alphabet Inc. - Class A (a)	1	682
Alphabet Inc. - Class C (a)	1	697
AT&T Inc.	15	515
CBS Corp. - Class B	1	36
CenturyLink Inc.	2	24
Charter Communications, Inc. - Class A (a)	—	143
Comcast Corporation - Class A	10	404
Discovery, Inc. - Class A (a) (b)	—	11
Discovery, Inc. - Class C (a)	1	21
Dish Network Corporation - Class A (a)	1	19
Electronic Arts Inc. (a)	1	63
Facebook, Inc. - Class A (a)	5	977
Fox Corporation - Class A	1	28
Fox Corporation - Class B	—	12
Interpublic Group of Cos. Inc.	1	18
Netflix, Inc. (a)	1	338
News Corporation - Class A	1	10
News Corporation - Class B	—	3
Omnicom Group Inc.	—	37
Take-Two Interactive Software Inc. (a)	—	26
TripAdvisor Inc. (a)	—	9
Twitter, Inc. (a)	2	53
VeriSign, Inc. (a)	—	46
Verizon Communications Inc.	9	498
Viacom Inc. - Class B	1	22
	Shares/Par[1]	Value ($)
Walt Disney Co.	4	514
		5,282
Consumer Discretionary 10.0%
Advance Auto Parts, Inc.	—	23
Amazon.com, Inc. (a)	1	1,649
Aptiv PLC (d)	1	45
AutoZone, Inc. (a)	—	56
Best Buy Co., Inc.	1	34
Booking Holdings Inc. (a)	—	171
BorgWarner Inc.	—	18
Capri Holdings Limited (a)	—	11
Carmax Inc. (a)	—	31
Carnival Plc	1	39
Chipotle Mexican Grill Inc. (a)	—	37
D.R. Horton, Inc.	1	31
Darden Restaurants Inc.	—	32
Dollar General Corp.	1	73
Dollar Tree Inc. (a)	1	53
eBay Inc.	2	68
Expedia Group, Inc.	—	34
Foot Locker Inc.	—	11
Ford Motor Co.	8	85
Gap Inc.	—	7
Garmin Ltd.	—	20
General Motors Company	3	107
Genuine Parts Co.	—	32
H & R Block, Inc.	—	12
HanesBrands Inc.	1	14
Harley-Davidson Inc.	—	11
Hasbro Inc.	—	26
Hilton Worldwide Holdings Inc.	1	61
Home Depot Inc.	2	482
Kohl's Corp.	—	17
Leggett & Platt Inc.	—	10
Lennar Corp. - Class A	1	29
Limited Brands Inc.	1	13
LKQ Corp. (a)	1	18
Lowe's Cos. Inc.	2	167
Macy's, Inc.	1	14
Marriott International Inc. - Class A	1	81
McDonald's Corp.	2	334
MGM Resorts International	1	31
Mohawk Industries Inc. (a)	—	19
Newell Brands Inc.	1	13
Nike Inc. - Class B	3	223
Nordstrom Inc. (b)	—	8
Norwegian Cruise Line Holdings Ltd. (a)	—	24
O'Reilly Automotive, Inc. (a)	—	60
Pulte Homes Inc.	1	17
PVH Corp.	—	14
Ralph Lauren Corp. - Class A	—	12
Ross Stores Inc.	1	75
Royal Caribbean Cruises Ltd.	—	44
Starbucks Corp.	3	214
Tapestry Inc.	1	20
Target Corporation	1	93
Tiffany & Co.	—	21
TJX Cos. Inc.	3	135
Tractor Supply Co.	—	27
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	41
Under Armour Inc. - Class A (a)	—	10
Under Armour Inc. - Class C (a)	—	10
VF Corp.	1	60
Whirlpool Corp.	—	19
Wynn Resorts Ltd.	—	25
Yum! Brands Inc.	1	72
		5,243
Industrials 9.1%
3M Company	1	211
Alaska Air Group, Inc.	—	16
Allegion Public Limited Company	—	23
American Airlines Group Inc.	1	26
AMETEK, Inc.	1	44
AO Smith Corp.	—	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Arconic Inc.	1	23
C.H. Robinson Worldwide, Inc.	—	25
Caterpillar Inc.	1	164
Cintas Corp.	—	43
Copart Inc. (a)	—	30
CSX Corp.	2	126
Cummins Inc.	—	51
Deere & Co.	1	111
Delta Air Lines Inc.	1	71
Dover Corp.	—	31
Eaton Corporation Public Limited Company	1	75
Emerson Electric Co.	1	87
Equifax Inc.	—	34
Expeditors International of Washington Inc.	—	26
Fastenal Co.	1	40
FedEx Corporation	1	83
Flowserve Corporation	—	14
Fortive Corporation	1	51
Fortune Brands Home & Security, Inc.	—	17
General Dynamics Corp.	1	104
General Electric Co.	18	193
Harris Corp.	—	46
Honeywell International Inc.	2	268
Huntington Ingalls Industries Inc.	—	20
Illinois Tool Works Inc.	1	96
Ingersoll-Rand Public Limited Company	1	65
Jacobs Engineering Group Inc.	—	21
JB Hunt Transport Services Inc.	—	16
Johnson Controls International Public Limited Company	2	69
Kansas City Southern	—	26
L3 Technologies Inc.	—	41
Lockheed Martin Corp.	1	189
Masco Corp.	1	24
Nielsen Holdings plc	1	16
Norfolk Southern Corp.	1	112
Northrop Grumman Systems Corp.	—	116
PACCAR Inc.	1	53
Parker Hannifin Corp.	—	45
Pentair Public Limited Company	—	12
Quanta Services, Inc.	—	11
Raytheon Co.	1	101
Republic Services Inc.	—	40
Robert Half International Inc.	—	13
Rockwell Automation Inc.	—	39
Rollins Inc.	—	11
Roper Industries Inc.	—	81
Snap-On Inc.	—	20
Southwest Airlines Co.	1	52
Stanley Black & Decker Inc.	—	45
Textron Inc.	1	25
The Boeing Company	1	401
TransDigm Group Inc. (a)	—	49
Union Pacific Corp.	2	252
United Airlines Holdings Inc. (a)	1	42
United Parcel Service Inc. - Class B	1	152
United Rentals Inc. (a)	—	23
United Technologies Corp.	2	223
Verisk Analytics, Inc.	—	51
Wabtec Corp. (b)	—	25
Waste Management, Inc.	1	95
WW Grainger Inc.	—	25
Xylem Inc.	—	32
		4,776
Consumer Staples 7.1%
Altria Group, Inc.	4	187
Archer-Daniels-Midland Company	1	47
Brown-Forman Corp. - Class B	—	18
Campbell Soup Co.	—	15
Church & Dwight Co. Inc.	1	38
Clorox Co.	—	41
Coca-Cola Co.	8	412
Colgate-Palmolive Co.	2	130
ConAgra Brands Inc.	1	27
Constellation Brands, Inc. - Class A	—	70
	Shares/Par[1]	Value ($)
Costco Wholesale Corporation	1	245
Coty Inc. - Class A	1	7
Estee Lauder Cos. Inc. - Class A	—	85
General Mills Inc.	1	67
Hershey Co.	—	39
Hormel Foods Corp.	1	22
JM Smucker Co.	—	28
Kellogg Co.	1	28
Kimberly-Clark Corp.	1	97
Kraft Heinz Foods Co.	1	41
Kroger Co.	2	37
Lamb Weston Holdings Inc.	—	20
McCormick & Co. Inc.	—	40
Molson Coors Brewing Company - Class B	—	21
Mondelez International Inc. - Class A	3	164
Monster Beverage 1990 Corporation (a)	1	52
PepsiCo Inc.	3	387
Philip Morris International Inc.	3	258
Procter & Gamble Co.	5	579
Sysco Corp.	1	71
Tyson Foods Inc. - Class A	1	49
Walgreens Boots Alliance Inc.	2	90
Walmart Inc.	3	326
		3,738
Energy 4.9%
Anadarko Petroleum Corporation	1	75
Apache Corporation	1	22
Baker Hughes, a GE Company, LLC - Class A	1	27
Cabot Oil & Gas Corp.	1	20
Chevron Corp.	4	499
Cimarex Energy Co.	—	13
Concho Resources Inc.	—	43
ConocoPhillips	2	145
Devon Energy Corporation	1	26
Diamondback Energy, Inc.	—	36
EOG Resources, Inc.	1	114
Exxon Mobil Corporation	9	683
Halliburton Co.	2	42
Helmerich & Payne Inc.	—	12
Hess Corporation	1	34
HollyFrontier Corp.	—	15
Kinder Morgan, Inc.	4	86
Marathon Oil Corp.	2	24
Marathon Petroleum Corporation	1	77
National Oilwell Varco Inc.	1	18
Noble Energy Inc.	1	22
Occidental Petroleum Corp.	2	80
ONEOK Inc.	1	59
Phillips 66	1	83
Pioneer Natural Resources Co.	—	54
Schlumberger Ltd.	3	116
TechnipFMC PLC	1	23
Valero Energy Corporation	1	76
Williams Cos. Inc.	3	72
		2,596
Utilities 3.2%
Alliant Energy Corporation	1	24
Ameren Corporation	1	39
American Electric Power Company, Inc.	1	92
American Water Works Company, Inc.	—	44
Atmos Energy Corporation	—	26
CenterPoint Energy, Inc.	1	30
CMS Energy Corp.	1	35
Consolidated Edison Inc.	1	59
Dominion Energy, Inc.	2	131
DTE Energy Co.	—	48
Duke Energy Corporation	2	136
Edison International	1	47
Entergy Corporation	—	42
Evergy, Inc.	1	31
Eversource Energy	1	52
Exelon Corporation	2	98
FirstEnergy Corp.	1	46
NextEra Energy, Inc.	1	207

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
NiSource Inc.	1	23
NRG Energy Inc.	1	21
Pinnacle West Capital Corp.	—	21
PPL Corporation	2	46
Public Service Enterprise Group Inc.	1	63
Sempra Energy	1	80
Southern Co.	2	121
The AES Corporation	1	23
WEC Energy Group Inc.	1	54
Xcel Energy Inc.	1	65
		1,704
Real Estate 3.0%
Alexandria Real Estate Equities, Inc.	—	34
American Tower Corporation	1	191
Apartment Investment and Management Company - Class A	—	17
AvalonBay Communities, Inc.	—	60
Boston Properties Inc.	—	42
CBRE Group, Inc. - Class A (a)	1	34
Crown Castle International Corp.	1	114
Digital Realty Trust Inc.	—	51
Duke Realty Corp.	1	24
Equinix, Inc.	—	90
Equity Residential	1	58
Essex Property Trust Inc.	—	41
Extra Space Storage Inc.	—	27
Federal Realty Investment Trust	—	21
HCP, Inc.	1	33
Host Hotels & Resorts, Inc.	2	29
Iron Mountain Incorporated	1	20
KiMcO Realty Corporation	1	16
Macerich Co.	—	7
Mid-America Apartment Communities, Inc.	—	28
ProLogis Inc.	1	107
Public Storage	—	76
Realty Income Corp.	1	45
Regency Centers Corp.	—	23
SBA Communications Corporation (a)	—	54
Simon Property Group Inc.	1	104
SL Green Realty Corp.	—	13
UDR Inc.	1	26
Ventas, Inc.	1	52
Vornado Realty Trust	—	23
Welltower Inc.	1	68
Weyerhaeuser Co.	2	41
		1,569
Materials 2.7%
Air Products and Chemicals, Inc.	—	105
Albemarle Corporation	—	15
AMCOR PLC (a) (d)	3	39
Avery Dennison Corporation	—	20
Ball Corporation	1	49
Celanese Corp. - Class A	—	28
CF Industries Holdings Inc.	1	23
Corteva, Inc. (a)	2	46
Dow Holdings Inc.	2	78
DuPont de Nemours, Inc	2	119
Eastman Chemical Co.	—	23
Ecolab Inc.	1	106
FMC Corp.	—	23
Freeport-McMoRan Inc. - Class B	3	36
International Flavors & Fragrances Inc. (b)	—	31
International Paper Co.	1	35
Linde Public Limited Company	1	230
LyondellBasell Industries N.V. - Class A	1	54
Martin Marietta Materials Inc.	—	31
MOS Holdings Inc.	1	19
Newmont Goldcorp Corporation	2	67
Nucor Corp.	1	36
Packaging Corp. of America	—	20
PPG Industries Inc.	1	57
Sealed Air Corporation	—	14
Sherwin-Williams Co.	—	77
Vulcan Materials Co.	—	38
	Shares/Par[1]	Value ($)
Westrock Company, Inc.	1	20
		1,439
Total Common Stocks (cost $48,378)		51,443
INVESTMENT COMPANIES 0.2%
iShares Core S&P 500 ETF	—	115
Total Investment Companies (cost $114)		115
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (e)	1,128	1,128
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	60	60
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (e)	52	52
Total Short Term Investments (cost $1,240)		1,240
Total Investments 100.1% (cost $49,732)		52,798
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.1)%		(77)
Total Net Assets 100.0%		52,727

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   Investment in affiliate.

(d)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 95.0%
Financials 18.5%
AFLAC Incorporated	1	32
Alleghany Corporation (a)	—	12
American Express Company	3	336
American Financial Group, Inc.	—	33
Aon PLC - Class A	1	256
Assured Guaranty Ltd.	—	5
AXIS Capital Holdings Limited	2	105
Bank of Hawaii Corporation	1	63
BlackRock, Inc.	—	142
Chubb Limited	2	358
CME Group Inc.	1	287
Credit Acceptance Corp. (a)	—	137
Cullen/Frost Bankers Inc.	1	53
Discover Financial Services	1	101
East West Bancorp, Inc.	1	68
Erie Indemnity Company - Class A	1	136
Everest Re Group, Ltd.	—	90
Fidelity National Financial, Inc.	3	131
Intercontinental Exchange, Inc.	3	292
JPMorgan Chase & Co.	2	273
M&T Bank Corporation	—	25
Markel Corp. (a)	—	11
MarketAxess Holdings Inc.	—	5
Marsh & McLennan Cos. Inc.	1	65
PNC Financial Services Group Inc.	—	61
Progressive Corp.	1	77
RenaissanceRe Holdings Ltd	1	143
S&P Global Inc.	—	79
SEI Investments Co.	—	20
T. Rowe Price Group, Inc.	2	263
TFS Financial Corporation	—	8
The Allstate Corporation	2	242
The Travelers Companies, Inc.	2	357
U.S. Bancorp	6	291
W. R. Berkley Corporation	2	125
		4,682

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

30

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 15.4%
Altria Group, Inc.	1	35
Campbell Soup Co.	1	40
Casey's General Stores Inc.	1	129
Church & Dwight Co. Inc.	1	46
Coca-Cola Co.	7	358
Colgate-Palmolive Co.	5	354
Costco Wholesale Corporation	1	334
Estee Lauder Cos. Inc. - Class A	1	196
Flowers Foods Inc.	3	63
Hershey Co.	1	120
Hormel Foods Corp.	6	227
Ingredion Inc.	2	151
Lamb Weston Holdings Inc.	1	38
McCormick & Co. Inc.	1	177
Mondelez International Inc. - Class A	4	219
Monster Beverage 1990 Corporation (a)	2	107
PepsiCo Inc.	3	356
Philip Morris International Inc.	1	68
Pilgrim's Pride Corporation (a)	1	21
Procter & Gamble Co.	3	356
Sysco Corp.	3	185
Walmart Inc.	3	316
		3,896
Information Technology 14.7%
Accenture Public Limited Company - Class A	2	363
Adobe Inc. (a)	1	216
Akamai Technologies, Inc. (a)	3	227
Amdocs Limited	—	27
ANSYS, Inc. (a)	1	115
Apple Inc.	1	212
Automatic Data Processing, Inc.	2	246
Cisco Systems, Inc.	6	304
Cognex Corp.	1	64
F5 Networks Inc. (a)	—	5
Fortinet, Inc. (a)	—	33
Intel Corp.	1	25
International Business Machines Corp.	—	66
Intuit Inc.	1	360
Jack Henry & Associates Inc.	—	30
MasterCard Incorporated - Class A	1	361
Microsoft Corp.	3	355
National Instruments Corp.	1	37
Oracle Corporation	—	15
Paychex Inc.	—	11
Paypal Holdings, Inc. (a)	1	80
Texas Instruments Incorporated	2	191
Visa Inc. - Class A	2	363
VMware Inc. - Class A	—	21
		3,727
Utilities 12.8%
Ameren Corporation	4	292
American Electric Power Company, Inc.	2	140
American Water Works Company, Inc.	3	303
Atmos Energy Corporation	2	203
AVANGRID, Inc.	—	21
Consolidated Edison Inc.	2	145
Dominion Energy, Inc.	3	212
DTE Energy Co.	1	117
Duke Energy Corporation	2	197
Eversource Energy	1	49
Exelon Corporation	1	55
Hawaiian Electric Industries Inc.	1	45
NextEra Energy, Inc.	2	358
Pinnacle West Capital Corp.	3	281
PPL Corporation	3	107
Public Service Enterprise Group Inc.	2	104
Sempra Energy	1	173
Southern Co.	2	130
UGI Corp.	—	10
WEC Energy Group Inc.	2	173
Xcel Energy Inc.	2	118
		3,233
	Shares/Par[1]	Value ($)
Health Care 10.0%
Abbott Laboratories	—	38
AbbVie Inc.	1	42
Align Technology, Inc. (a)	1	146
Amgen Inc.	—	70
Bio-Techne Corporation	—	12
Chemed Corporation	—	65
Danaher Corp.	1	69
Edwards Lifesciences Corporation (a)	—	73
Eli Lilly & Co.	2	238
Henry Schein Inc. (a)	3	218
Illumina Inc. (a)	—	75
Intuitive Surgical, Inc. (a)	—	250
Johnson & Johnson	3	358
Merck & Co., Inc.	2	144
Mettler-Toledo International Inc. (a)	—	86
Pfizer Inc.	5	205
Thermo Fisher Scientific Inc.	—	113
UnitedHealth Group Incorporated	1	163
West Pharmaceutical Services Inc.	—	53
Zoetis Inc. - Class A	1	98
		2,516
Consumer Discretionary 9.0%
Amazon.com, Inc. (a)	—	265
Booking Holdings Inc. (a)	—	238
Chipotle Mexican Grill Inc. (a)	—	5
Darden Restaurants Inc.	1	105
Home Depot Inc.	2	338
Las Vegas Sands Corp.	—	19
Lululemon Athletica Inc. (a)	—	37
McDonald's Corp.	2	368
Nike Inc. - Class B	2	148
Ross Stores Inc.	2	164
Starbucks Corp.	4	363
TJX Cos. Inc.	2	85
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	59
Yum! Brands Inc.	1	87
		2,281
Industrials 5.4%
3M Company	1	108
CoStar Group, Inc. (a)	—	50
Honeywell International Inc.	2	280
Illinois Tool Works Inc.	2	259
Republic Services Inc.	2	141
Rollins Inc.	2	83
Southwest Airlines Co.	1	65
Verisk Analytics, Inc.	—	69
Waste Management, Inc.	3	298
		1,353
Communication Services 4.3%
Alphabet Inc. - Class A (a)	—	352
AT&T Inc.	1	34
Facebook, Inc. - Class A (a)	1	233
T-Mobile US Inc. (a)	2	149
VeriSign, Inc. (a)	—	73
Verizon Communications Inc.	3	155
Walt Disney Co.	1	82
		1,078
Materials 3.1%
Air Products and Chemicals, Inc.	—	85
Ecolab Inc.	2	378
Linde Public Limited Company	—	33
Newmont Goldcorp Corporation	3	97
PPG Industries Inc.	—	7
Royal Gold Inc.	1	72
Sherwin-Williams Co.	—	113
		785
Energy 1.8%
Chevron Corp.	1	119
Exxon Mobil Corporation	3	218

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ONEOK Inc.	2	120
		457
Total Common Stocks (cost $24,232)		24,008
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (b) (c)	1,081	1,081
Total Short Term Investments (cost $1,081)		1,081
Total Investments 99.3% (cost $25,313)		25,089
Other Derivative Instruments 0.0%		5
Other Assets and Liabilities, Net 0.7%		179
Total Net Assets 100.0%		25,273

(a)  Non-income producing security.

(b)  Investment in affiliate.

(c)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 129.3%
Information Technology 31.5%
Accenture Public Limited Company - Class A	10	1,852
Adobe Inc. (a) (b)	15	4,288
Ads Alliance Data Systems Inc.	3	425
Akamai Technologies, Inc. (a)	27	2,164
Amdocs Limited	11	668
Apple Inc. (b)	62	12,301
Applied Materials, Inc.	88	3,936
Aspen Technology, Inc. (a)	8	995
Autodesk, Inc. (a)	5	774
Avnet, Inc.	9	400
Belden Inc.	4	254
Broadridge Financial Solutions, Inc.	11	1,460
CACI International Inc. - Class A (a)	1	145
Cadence Design Systems Inc. (a)	14	1,003
CDW Corp.	16	1,807
Ciena Corp. (a)	12	474
Cirrus Logic Inc. (a)	23	989
Cisco Systems, Inc. (b)	101	5,551
Cognizant Technology Solutions Corp. - Class A	32	2,022
CommScope Holding Company, Inc. (a)	39	612
CommVault Systems Inc. (a)	20	1,015
Conduent Inc. (a)	89	856
DXC Technology Company	34	1,854
EPAM Systems, Inc. (a)	9	1,545
F5 Networks Inc. (a)	2	266
First Data Corporation - Class A (a)	9	244
Fortinet, Inc. (a)	22	1,724
HP Inc.	59	1,230
Intel Corp.	59	2,811
International Business Machines Corp. (b)	38	5,191
Intuit Inc.	12	3,141
Juniper Networks, Inc.	26	706
Keysight Technologies, Inc. (a)	16	1,422
Lam Research Corp.	11	2,083
MasterCard Incorporated - Class A	3	689
MAXIMUS Inc.	4	291
Micron Technology Inc. (a)	40	1,527
Microsoft Corp. (b)	112	14,942
Nutanix, Inc. - Class A (a)	8	203
Oracle Corporation	66	3,764
Palo Alto Networks Inc. (a)	—	71
Paypal Holdings, Inc. (a)	11	1,269
QUALCOMM Inc.	26	1,994
Red Hat Inc. (a)	3	587
Sabre Corporation	16	351
Salesforce.Com, Inc. (a)	4	617
ServiceNow, Inc. (a)	1	205
Skyworks Solutions, Inc.	20	1,523
Symantec Corp.	79	1,729
Tech Data Corp. (a)	12	1,284
Texas Instruments Incorporated	11	1,269
Vishay Intertechnology Inc.	26	425
Worldpay Inc. - Class A (a)	4	511
	Shares/Par[1]	Value ($)
Xerox Corp.	2	82
Xilinx Inc.	13	1,582
		101,123
Health Care 23.7%
Abbott Laboratories	6	524
AbbVie Inc.	38	2,777
Agilent Technologies, Inc.	32	2,423
Alexion Pharmaceuticals, Inc. (a)	9	1,127
Align Technology, Inc. (a)	2	499
Alkermes Public Limited Company (a)	34	757
Amgen Inc.	2	415
Anthem, Inc.	4	1,207
Baxter International Inc.	45	3,686
Biogen Inc. (a) (b)	24	5,685
Boston Scientific Corp. (a)	35	1,497
Bristol-Myers Squibb Co.	69	3,131
Bruker Corp.	24	1,183
Cardinal Health, Inc.	30	1,409
Celgene Corp. (a)	9	804
Cerner Corp.	14	1,015
Charles River Laboratories International Inc. (a)	9	1,334
Danaher Corp.	19	2,739
Dentsply Sirona Inc.	5	275
Edwards Lifesciences Corporation (a)	4	761
Eli Lilly & Co.	5	519
Exelixis, Inc. (a)	141	3,011
Gilead Sciences Inc.	49	3,329
Haemonetics Corp. (a)	8	1,022
Humana Inc.	7	1,858
Illumina Inc. (a)	1	291
Incyte Corporation (a)	9	774
Inogen, Inc. (a)	21	1,408
Johnson & Johnson (b)	50	6,908
Masimo Corp. (a)	9	1,301
McKesson Corporation	15	2,036
Medtronic Public Limited Company	33	3,228
Merck & Co., Inc. (b)	56	4,679
Mylan Holdings Ltd. (a)	12	237
NuVasive Inc. (a)	5	269
Pfizer Inc. (b)	142	6,167
PRA Health Sciences, Inc. (a)	3	332
Regeneron Pharmaceuticals, Inc. (a)	1	252
Thermo Fisher Scientific Inc.	4	1,035
United Therapeutics Corporation (a)	5	423
UnitedHealth Group Incorporated	7	1,605
Veeva Systems Inc. - Class A (a)	14	2,263
		76,195
Communication Services 16.7%
Activision Blizzard, Inc.	24	1,114
Alphabet Inc. - Class A (a) (b)	7	7,592
Alphabet Inc. - Class C (a) (b)	4	4,168
Altice USA, Inc. - Class A (a)	3	66
AMC Networks, Inc. - Class A (a) (c)	19	1,040
AT&T Inc.	14	457
CBS Corp. - Class B	53	2,637
Comcast Corporation - Class A (b)	144	6,092
Electronic Arts Inc. (a)	26	2,639
Facebook, Inc. - Class A (a) (b)	46	8,931
IAC/InterActiveCorp (a)	10	2,271
Liberty SiriusXM Group - Class C (a)	2	80
TEGNA Inc.	164	2,478
TripAdvisor Inc. (a)	29	1,321
Twitter, Inc. (a)	13	462
VeriSign, Inc. (a)	5	1,130
Verizon Communications Inc.	45	2,571
Viacom Inc. - Class B	21	613
Walt Disney Co. (b)	40	5,645
Yelp Inc. - Class A (a)	13	430
Zynga Inc. - Class A (a)	278	1,703
		53,440
Consumer Discretionary 15.9%
Amazon.com, Inc. (a) (b)	7	14,077
AutoZone, Inc. (a)	1	1,506
Bed Bath & Beyond Inc. (c)	20	235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Best Buy Co., Inc.	32	2,225
Booking Holdings Inc. (a)	1	2,585
Brinker International Inc. (c)	5	195
Capri Holdings Limited (a)	3	112
Dana Holding Corp.	14	283
Deckers Outdoor Corp. (a)	12	2,109
Dick's Sporting Goods Inc.	2	75
eBay Inc.	70	2,750
Foot Locker Inc.	27	1,141
H & R Block, Inc.	30	876
Home Depot Inc.	13	2,721
Las Vegas Sands Corp.	34	1,984
Lear Corp.	3	441
Lowe's Cos. Inc.	4	431
Lululemon Athletica Inc. (a)	10	1,738
Nike Inc. - Class B	20	1,694
Norwegian Cruise Line Holdings Ltd. (a)	7	376
Pulte Homes Inc.	20	639
Qurate Retail, Inc. - Class A (a)	7	85
Ralph Lauren Corp. - Class A	12	1,390
Sally Beauty Holdings, Inc. (a) (c)	31	410
Signet Jewelers Limited	4	78
Skechers U.S.A. Inc. - Class A (a)	53	1,656
Starbucks Corp.	16	1,341
Target Corporation	24	2,073
The Michaels Companies, Inc. (a)	50	433
TJX Cos. Inc.	16	843
Toll Brothers Inc.	10	352
Tractor Supply Co.	7	748
Tupperware Brands Corp.	68	1,300
Urban Outfitters Inc. (a)	31	695
Weight Watchers International Inc. (a)	80	1,526
		51,123
Industrials 11.6%
Caterpillar Inc.	6	829
Clean Harbors Inc. (a)	16	1,108
CSX Corp.	1	73
Cummins Inc.	16	2,694
Curtiss-Wright Corp.	3	346
Deluxe Corp.	8	310
Eaton Corporation Public Limited Company	3	285
Gardner Denver Investments, Inc. (a)	4	137
Gates Industrial Corporation PLC (a)	5	58
General Electric Co.	169	1,774
Herman Miller Inc.	4	201
HNI Corp.	38	1,338
Honeywell International Inc.	24	4,114
Huntington Ingalls Industries Inc.	8	1,758
Ingersoll-Rand Public Limited Company	2	197
Insperity, Inc.	10	1,166
ITT Industries Holdings, Inc.	16	1,043
Kennametal Inc.	11	426
L3 Technologies Inc.	2	408
Lincoln Electric Holdings Inc.	1	67
Lockheed Martin Corp.	4	1,464
ManpowerGroup Inc.	12	1,153
Masco Corp.	3	120
MSA Safety Inc.	3	290
Norfolk Southern Corp.	4	740
Nvent Electric Public Limited Company	14	337
Oshkosh Corp.	12	1,029
Raytheon Co.	3	611
Robert Half International Inc.	36	2,040
Schneider National, Inc. - Class B	6	104
Southwest Airlines Co.	18	917
Spirit Aerosystems Holdings Inc. - Class A	25	2,045
The Boeing Company	10	3,651
Timken Co.	5	248
Waste Management, Inc.	4	493
Werner Enterprises Inc.	4	126
WESCO International, Inc. (a)	48	2,419
WW Grainger Inc.	4	1,042
		37,161
	Shares/Par[1]	Value ($)
Financials 11.6%
AFLAC Incorporated	35	1,938
Ameriprise Financial, Inc.	5	696
Assured Guaranty Ltd.	43	1,807
Athene Holding Ltd - Class A (a)	3	113
Bank of America Corporation	91	2,651
Berkshire Hathaway Inc. - Class B (a)	16	3,414
Citigroup Inc.	41	2,893
Fidelity National Financial, Inc.	50	2,017
Fifth Third Bancorp	37	1,035
Hartford Financial Services Group Inc.	3	193
JPMorgan Chase & Co.	26	2,890
MetLife, Inc.	13	632
Moody's Corp.	2	463
Morgan Stanley	15	647
PNC Financial Services Group Inc.	4	580
Popular Inc.	12	677
Prudential Financial Inc.	6	654
Reinsurance Group of America Inc.	10	1,486
S&P Global Inc.	4	936
SunTrust Banks Inc.	7	411
Synchrony Financial	96	3,337
The Allstate Corporation (b)	43	4,366
The Travelers Companies, Inc.	5	774
Wells Fargo & Co.	53	2,513
		37,123
Consumer Staples 6.7%
Altria Group, Inc.	5	223
Archer-Daniels-Midland Company	57	2,323
Colgate-Palmolive Co.	6	430
Costco Wholesale Corporation	—	55
Ingredion Inc.	2	176
Kimberly-Clark Corp.	13	1,761
Kroger Co.	44	945
Monster Beverage 1990 Corporation (a)	25	1,587
Nu Skin Enterprises, Inc. - Class A	6	298
PepsiCo Inc.	1	113
Philip Morris International Inc.	16	1,261
Pilgrim's Pride Corporation (a)	5	119
Procter & Gamble Co. (b)	37	4,101
Tyson Foods Inc. - Class A (b)	58	4,685
Walmart Inc.	30	3,311
		21,388
Energy 5.8%
Anadarko Petroleum Corporation	7	485
Chevron Corp.	8	995
ConocoPhillips	62	3,807
Devon Energy Corporation	39	1,113
Exxon Mobil Corporation	34	2,619
HollyFrontier Corp.	30	1,392
Marathon Oil Corp.	26	367
McDermott International Inc. (a)	4	40
Patterson-UTI Energy Inc.	49	569
Phillips 66	19	1,738
Pioneer Natural Resources Co.	3	391
SM Energy Company	10	127
Southwestern Energy Co. (a) (c)	144	454
Valero Energy Corporation	29	2,446
Whiting Petroleum Corp. (a) (c)	16	308
World Fuel Services Corp.	53	1,900
		18,751
Utilities 2.7%
American Electric Power Company, Inc.	5	432
AVANGRID, Inc.	4	179
Black Hills Corporation	8	664
Exelon Corporation (b)	107	5,138
IDACORP Inc.	4	356
NorthWestern Corp.	17	1,250
Pinnacle West Capital Corp.	1	126
Public Service Enterprise Group Inc.	9	517
		8,662
Materials 1.8%
Eastman Chemical Co.	6	458

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Huntsman Corp.	6	120
International Paper Co.	11	482
LyondellBasell Industries N.V. - Class A	33	2,847
Reliance Steel & Aluminum Co.	2	149
Steel Dynamics Inc.	52	1,577
		5,633
Real Estate 1.3%
American Tower Corporation	2	334
AvalonBay Communities, Inc.	2	467
Boston Properties Inc.	3	439
Brixmor Property Group Inc.	46	829
Equity Residential	9	710
Host Hotels & Resorts, Inc.	17	309
OUTFRONT Media Inc.	10	249
Ventas, Inc.	10	679
		4,016
Total Common Stocks (cost $371,885)		414,615
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	4,284	4,284
Total Short Term Investments (cost $4,284)		4,284
Total Investments 130.6% (cost $376,169)		418,899
Total Securities Sold Short (30.6)% (proceeds $95,296)		(98,226)
Other Derivative Instruments 0.0%		14
Other Assets and Liabilities, Net 0.0%		118
Total Net Assets 100.0%		320,805

(a)  Non-income producing security.

(b)  All or a portion of the security is pledged or segregated as collateral.

(c)  All or a portion of the security was on loan.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

SECURITIES SOLD SHORT (30.6%)
COMMON STOCKS (30.6%)
Energy (6.0%)
Baker Hughes, a GE Company, LLC - Class A	(80)	(1,974)
Callon Petroleum Company	(210)	(1,381)
Centennial Resource Development, LLC - Class A	(6)	(47)
Cheniere Energy, Inc.	(23)	(1,587)
CNX Resources Corporation	(26)	(193)
Concho Resources Inc.	(17)	(1,706)
Ensco Rowan PLC - Class A	(227)	(1,937)
Equitrans Midstream Corp.	(43)	(846)
Hess Corporation	(23)	(1,482)
Matador Resources Co.	(97)	(1,931)
Nabors Industries Ltd	(40)	(115)
National Oilwell Varco Inc.	(13)	(285)
Noble Energy Inc.	(53)	(1,189)
Oasis Petroleum Inc.	(36)	(203)
Oceaneering International Inc.	(12)	(248)
ONEOK Inc.	(1)	(44)
Range Resources Corporation	(50)	(347)
Targa Resources Corp.	(17)	(680)
Transocean Ltd.	(493)	(3,157)
		(19,352)
Consumer Discretionary (4.6%)
Adient Public Limited Company	(60)	(1,461)
Aptiv PLC (a)	(28)	(2,244)
Autoliv, Inc.	(1)	(72)
Caesars Entertainment Corp.	(38)	(448)
Carmax Inc.	(8)	(681)
Floor & Decor Holdings Inc.	(43)	(1,782)
Mattel Inc.	(84)	(939)
Penn National Gaming Inc.	(76)	(1,455)
Scientific Games Corporation - Class A	(49)	(971)
Tesla Inc.	(12)	(2,666)
Tiffany & Co.	(3)	(301)
Under Armour Inc. - Class A	(23)	(577)
	Shares/Par[1]	Value ($)
Visteon Corporation	(18)	(1,024)
		(14,621)
Health Care (4.2%)
Acadia Healthcare Company, Inc.	(78)	(2,742)
Agios Pharmaceuticals, Inc.	(9)	(469)
Bluebird Bio, Inc.	(15)	(1,880)
Catalent Inc.	(23)	(1,237)
Insulet Corporation	(23)	(2,760)
Ligand Pharmaceuticals Incorporated	(13)	(1,504)
Nektar Therapeutics	(3)	(120)
Perrigo Company Public Limited Company	(14)	(650)
Prestige Consumer Healthcare Inc.	(7)	(234)
Sage Therapeutics Inc.	(8)	(1,489)
Seattle Genetics Inc.	(6)	(397)
		(13,482)
Information Technology (3.9%)
Advanced Micro Devices, Inc.	(26)	(774)
Cognex Corp.	(26)	(1,268)
Cree Inc.	(14)	(768)
IPG Photonics Corporation	(5)	(721)
Littelfuse Inc.	(2)	(358)
Lumentum Holdings Inc.	(13)	(681)
Marvell Technology Group Ltd	(129)	(3,074)
Microchip Technology Inc.	(17)	(1,437)
Switch Inc - Class A	(52)	(681)
SYNNEX Corporation	(2)	(213)
Universal Display Corporation	(6)	(1,189)
ViaSat, Inc.	(17)	(1,383)
		(12,547)
Materials (3.4%)
Albemarle Corporation	(31)	(2,190)
Allegheny Technologies Incorporated	(36)	(914)
Chemours Co.	(6)	(149)
Commercial Metals Co.	(32)	(579)
Compass Minerals International, Inc.	(17)	(907)
Element Solutions, Inc.	(89)	(921)
Freeport-McMoRan Inc. - Class B	(71)	(830)
International Flavors & Fragrances Inc.	(14)	(2,064)
Newmont Goldcorp Corporation	(5)	(209)
Olin Corp.	(27)	(584)
Royal Gold Inc.	(11)	(1,081)
United States Steel Corp.	(31)	(479)
		(10,907)
Financials (3.4%)
Home Bancshares Inc.	(17)	(321)
LendingTree, Inc.	(1)	(282)
Pinnacle Financial Partners, Inc.	(37)	(2,137)
Sterling Bancorp	(177)	(3,764)
SVB Financial Group	(3)	(572)
United Bankshares Inc.	(55)	(2,030)
Virtu Financial Inc. - Class A	(80)	(1,747)
		(10,853)
Industrials (3.3%)
BWXT Government Group, Inc.	(14)	(723)
Copa Holdings, S.A. - Class A	(2)	(234)
Granite Construction Inc.	(23)	(1,104)
Knight-Swift Transportation Holdings Inc. - Class A	(36)	(1,184)
Stericycle Inc.	(21)	(1,001)
TransDigm Group Inc.	(1)	(662)
Wabtec Corp.	(62)	(4,454)
Welbilt Inc.	(69)	(1,151)
		(10,513)
Consumer Staples (1.4%)
ConAgra Brands Inc.	(119)	(3,145)
Hain Celestial Group Inc.	(51)	(1,118)
Kraft Heinz Foods Co.	(7)	(212)
		(4,475)
Communication Services (0.3%)
Meredith Corp.	(13)	(717)
Zillow Group, Inc. - Class C	(7)	(335)
		(1,052)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Real Estate (0.1%)
Colony Capital, Inc. - Class A	(85)	(424)
Total Common Stocks (proceeds $95,296)		(98,226)
Total Securities Sold Short (30.6%) (proceeds $95,296)		(98,226)

(a)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL/BlackRock Advantage International Fund
COMMON STOCKS 97.7%
Japan 21.1%
AEON Financial Service Co. Ltd.	2	27
Aoyama Trading Co., Ltd.	1	20
Asahi Glass Co. Ltd.	—	10
Asics Corp.	3	29
Astellas Pharma Inc.	17	241
Benesse Holdings Inc.	1	23
Calbee,Inc.	1	19
Canon Inc.	2	53
Central Japan Railway Co.	—	60
Chubu Electric Power Co. Inc.	1	13
Chugai Pharmaceutical Co. Ltd.	—	13
Citizen Watch Co., Ltd.	5	26
COMSYS Holdings Corporation	1	13
Daicel Corp.	1	13
Dai-ichi Life Holdings, Inc.	3	50
Daito Trust Construction Co. Ltd.	1	64
Denso Corp.	1	25
Dentsu Inc.	1	28
DIC Corp.	1	24
East Japan Railway Co.	1	75
Eisai Co. Ltd.	1	28
Electric Power Development Co., Ltd.	1	23
FANCL Corporation	1	32
Fast Retailing Co. Ltd.	—	182
Fuji Media Holdings, Inc.	2	22
H.I.S.Co.,Ltd.	1	22
H2O Retailing Corporation	1	14
Hino Motors Ltd.	2	15
Hisamitsu Pharmaceutical Co. Inc.	—	16
Honda Motor Co. Ltd.	3	88
HORIBA, Ltd.	—	21
Hulic Co. Ltd.	2	13
Isetan Mitsukoshi Holdings Ltd.	4	37
Isuzu Motors Ltd.	2	24
Japan Airlines Co., Ltd	2	64
Japan Post Bank Co., Ltd.	2	18
JAPAN POST HOLDINGS Co., Ltd.	4	44
Japan Post Insurance Co., Ltd.	3	59
Japan Tobacco Inc.	1	26
JXTG Holdings, Inc.	35	177
Kajima Corp.	3	48
Kakaku.com Inc.	2	31
Kansai Electric Power Co. Inc.	2	26
Kao Corp.	1	76
KDDI Corp.	5	130
Keyence Corp.	—	62
Kinden Corp.	1	12
Kirin Holdings Co. Ltd.	3	65
Komatsu Ltd.	1	29
Komeri Co.,Ltd.	—	10
Kose Corp.	—	17
Kyowa Kirin Co., Ltd.	1	18
Lintec Corporation	1	10
Lion Corp.	1	11
Maeda Corporation	1	12
Matsumotokiyoshi Holdings Co., Ltd.	1	21
McDonald's Holdings Co. Japan Ltd.	—	13
Mitsubishi Chemical Holdings Corporation	1	11
Mitsubishi Estate Co. Ltd.	1	11
Mitsubishi Gas Chemical Co. Inc.	1	19
Mitsubishi Heavy Industries Ltd.	1	22
Mitsubishi Motors Corp.	5	24
Mitsubishi Tanabe Pharma Corp.	1	14
	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc.	64	307
Mitsui & Co. Ltd.	2	36
Mizuho Financial Group Inc.	43	62
Nidec Corp.	1	69
Nippon Express Co. Ltd.	—	11
Nippon Paper Industries Co., Ltd.	1	9
Nippon Shokubai Co., Ltd.	—	20
Nippon Telegraph & Telephone Corp.	—	14
Nissan Motor Co. Ltd.	12	84
Nitori Co. Ltd.	—	13
Nitto Denko Corp.	1	50
NTT Data Corp.	1	20
NTT DoCoMo Inc.	5	128
Obayashi Corp.	2	18
Obic Co. Ltd.	—	23
ORIX Corp.	5	79
Osaka Gas Co. Ltd.	1	17
Otsuka Holdings Co., Ltd.	2	69
Penta-Ocean Construction Co., Ltd.	3	16
Pola Orbis Holdings Inc.	1	31
Recruit Holdings Co., Ltd.	2	64
Resona Holdings Inc.	5	20
Ricoh Co. Ltd.	1	10
Ryohin Keikaku Co. Ltd.	—	72
Sanwa Holdings Corporation	2	19
SCREEN Holdings Co., Ltd.	1	21
Seino Holdings Corp.	1	13
Sekisui Chemical Co. Ltd.	1	15
Seria Co., Ltd.	1	14
Seven & I Holdings Co., Ltd.	2	78
Seven Bank, Ltd.	4	9
Shikoku Electric Power Company, Incorporated	1	12
Shimachu Co., Ltd.	1	16
Shimizu Corp.	2	17
Shin-Etsu Chemical Co. Ltd.	1	47
Shionogi & Co. Ltd.	2	110
SoftBank Corporation	6	83
SoftBank Group Corp.	—	14
Sompo Holdings, Inc.	1	19
Sumitomo Corp.	4	62
Sumitomo Forestry Co. Ltd.	1	11
Sumitomo Mitsui Financial Group Inc.	1	39
Sumitomo Realty & Development Co. Ltd.	1	32
Sundrug Co. Ltd.	1	38
Suntory Beverage & Food Limited	1	22
T&D Holdings Inc.	5	50
Taiheiyo Cement Corp.	—	12
Taisei Corp.	2	58
Takashimaya Co. Ltd.	3	29
Takeda Pharmaceutical Co. Ltd.	4	128
Toda Corp.	2	10
Tohoku Electric Power Co. Inc.	1	14
Tokio Marine Holdings Inc.	1	55
Tokyo Electron Ltd.	1	113
Tokyo Tatemono Co. Ltd.	1	11
TOPCON Corporation	1	15
Toppan Printing Co. Ltd.	1	12
Toyobo Co., Ltd.	1	12
Toyota Boshoku Corporation	1	9
Toyota Motor Corp.	2	106
Toyota Tsusho Corp.	1	18
Trend Micro Inc.	1	36
TS Tech Co.,Ltd.	—	11
TV Asahi Holdings Corp.	1	10
Ube Industries Ltd.	3	56
Ulvac Inc.	—	13
Unicharm Corp.	1	15
Yahoo! Japan Corp.	8	23
Yamaguchi Financial Group,Inc.	3	23
Yamaha Motor Co. Ltd.	2	41
Yamato Holdings Co. Ltd.	1	20
		5,276
United Kingdom 13.2%
Anglo American PLC	3	73

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Ashmore Group PLC	5	32
AstraZeneca PLC	1	82
Auto Trader Group PLC (a)	15	102
Aviva PLC	4	19
boohoo Group PLC (b)	17	45
BP P.L.C.	15	106
British American Tobacco P.L.C.	7	249
Compass Group PLC	6	144
Croda International Public Limited Company	—	21
Diageo PLC	9	377
Direct Line Insurance Group plc	2	10
Electrocomponents Public Limited Company	3	27
Experian PLC	2	49
GlaxoSmithKline PLC	18	369
Greggs PLC	2	49
Halma Public Limited Company	7	172
HomeServe PLC	3	43
HSBC Holdings PLC	59	495
Inchcape PLC	6	48
Pearson PLC	1	14
Relx PLC	2	43
Rentokil Initial PLC	21	104
Rightmove PLC	8	53
Rio Tinto PLC	1	44
Rotork P.L.C.	8	31
Severn Trent PLC	2	56
Smiths Group PLC	1	10
Spectris PLC	—	12
Spirax-Sarco Engineering PLC	—	34
SSP Group PLC	6	49
Unilever PLC	4	225
United Utilities Group PLC	5	45
Vodafone Group Public Limited Company	28	46
WH Smith PLC	—	11
WPP 2012 Limited	1	12
		3,301
Switzerland 10.7%
Adecco Group AG	—	21
Banque Cantonale Vaudoise	—	12
Barry Callebaut AG	—	58
Flughafen Zurich AG	—	18
Givaudan SA	—	57
Landis+Gyr Group AG	—	36
Logitech International S.A.	3	125
Nestle SA	5	551
Novartis AG	5	457
PSP Swiss Property AG	—	13
Roche Holding AG	2	543
Sika AG	1	235
STMicroelectronics N.V.	1	19
STMicroelectronics NV	2	33
Straumann Holding AG	—	46
Sunrise Communications AG - Class N (a)	1	55
Swiss Re AG	1	65
Temenos Group AG	1	99
UBS Group AG	1	16
Vifor Pharma AG (a)	—	16
Zurich Insurance Group AG	1	206
		2,681
France 10.6%
AXA SA	1	15
Bouygues SA	1	50
Bureau Veritas	2	53
Capgemini SA	—	40
Christian Dior	—	22
Credit Agricole SA	1	11
Dassault Aviation SA	—	30
Dassault Systemes SA	1	218
EDENRED	2	96
Engie	7	109
Gaztransport Et Technigaz	—	19
Hermes International SCA	—	131
Kering SA	—	198
Korian S.A.	—	17
	Shares/Par[1]	Value ($)
L'Oreal SA	1	319
LVMH Moet Hennessy Louis Vuitton SE	1	250
Nexity	—	15
NYSE B.V. (a)	—	13
Orange SA	12	192
Pernod-Ricard SA	—	75
Publicis Groupe SA	1	32
Rubis	1	41
Sanofi SA	—	27
Sartorius Stedim Biotech	—	56
Schneider Electric SE (b)	—	25
SCOR	—	15
Sodexo SA	—	13
Sopra Steria Group	—	14
Spie SA	1	11
Television Francaise 1	1	14
Total SA	3	173
Veolia Environnement	4	86
VINCI	1	125
Vivendi SA	4	122
Wendel SA	—	34
		2,661
Germany 9.8%
Adidas AG	1	157
Allianz SE	1	359
Bayer AG	1	62
Beiersdorf AG	—	27
CompuGroup Medical SE	1	41
CTS Eventim AG & Co. KGaA	—	13
Deutsche Boerse AG	1	92
Deutsche Post AG	7	245
Deutsche Telekom AG	9	159
Dialog Semiconductor PLC (b)	1	35
Durr Aktiengesellschaft	1	17
DWS Group GmbH & Co. KGaA (a)	—	10
Evonik Industries AG	1	17
freenet AG	1	10
Fresenius Medical Care AG & Co. KGaA	—	19
Hannover Rueck SE	—	13
HeidelbergCement AG	1	113
HELLA GmbH & Co. KGaA	—	19
Hochtief AG	—	19
LEG Immobilien AG	1	123
MTU Aero Engines AG	—	43
Nemetschek SE	1	72
Puma SE	—	28
Rational AG	—	14
SAP SE	2	322
Siemens AG	1	139
Siemens Healthineers AG (a)	1	23
Software Aktiengesellschaft	2	54
Symrise AG	1	103
TAG Immobilien AG	2	35
Telefonica Deutschland Holding AG	17	47
Volkswagen AG	—	12
		2,442
Australia 8.2%
AGL Energy Limited	1	20
Altium Limited	1	16
Ansell Limited	3	48
Aristocrat Leisure Ltd.	6	137
ASX Ltd.	—	10
Australia & New Zealand Banking Group Ltd.	2	31
Bendigo and Adelaide Bank Ltd.	2	17
BHP Group Plc	9	254
BHP Group PLC	1	15
Carsales.com Limited	2	15
Charter Hall Limited	4	29
CIMIC Group Limited	1	46
Cochlear Ltd.	1	102
Commonwealth Bank of Australia	2	145
Computershare Ltd.	1	17
CSL Ltd.	1	120
Domino's Pizza Enterprises Limited	—	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
DuluxGroup Limited	3	19
Fortescue Metals Group Ltd.	2	13
Goodman Funding Pty Ltd	2	17
GPT Group	6	26
IDP Education Limited	3	32
JB Hi-Fi Limited	1	12
Macquarie Group Limited	2	181
Magellan Financial Group Ltd	2	63
National Australia Bank Ltd.	1	15
Platinum Investment Management Limited	4	13
Qantas Airways Ltd.	23	89
QBE Insurance Group Ltd.	11	91
REA Group Ltd.	—	30
Rio Tinto Ltd.	2	154
Scentre Group Limited	15	41
Sonic Health Care Ltd.	2	39
Spark Infrastructure Management Limited (a)	22	37
Sydney Airport Corporation Limited	2	9
Tabcorp Holdings Ltd.	4	11
Telstra Corp. Ltd.	17	45
Treasury Wine Estates Limited	5	48
Vicinity Centres RE Ltd	9	15
Woolworths Group Ltd.	1	28
		2,062
Netherlands 6.9%
Adyen B.V. (a) (b)	—	49
Aegon NV	2	11
ASM International N.V.	1	54
ASR Nederland N.V.	1	33
BE Semiconductor Industries N.V.	1	16
Flow Traders N.V. (a)	—	14
Heineken Holding N.V.	—	21
ING Groep N.V.	23	266
Koninklijke DSM N.V.	1	121
Koninklijke Philips Electronics NV	2	72
NN Group N.V.	3	122
Randstad NV	2	127
Royal Dutch Shell PLC - Class A	10	316
Royal Dutch Shell PLC - Class B	5	173
Unilever N.V. - CVA	4	260
Wolters Kluwer NV	1	61
		1,716
Sweden 3.3%
AAK AB (publ)	1	18
AB SKF - Class B	1	16
Aktiebolaget Industrivarden - Class C	2	55
Aktiebolaget Volvo - Class B	15	239
Alfa Laval AB	1	29
Assa Abloy AB - Class B	2	50
Atlas Copco Aktiebolag - Class A	5	144
Elekta AB (publ) - Class B	2	27
Fabege AB	2	32
Kinnevik AB - Class B	1	15
Nordea Bank Abp	5	39
Sandvik AB	4	70
Skandinaviska Enskilda Banken AB - Class A	3	27
Svenska Handelsbanken AB - Class A	3	27
Swedbank AB - Class A	2	24
Telefonaktiebolaget LM Ericsson - Class B	2	15
		827
Hong Kong 2.7%
AIA Group Limited	18	192
Chow Tai Fook Jewellery Group Limited	16	17
CK Asset Holdings Limited	8	63
CK Hutchison Holdings Limited	22	222
Hang Seng Bank Ltd.	1	25
Henderson Land Development Co. Ltd.	5	28
Hongkong Land Holdings Ltd.	7	45
Jardine Matheson Holdings Ltd.	1	50
Swire Pacific Ltd. - Class A	2	25
Wharf Real Estate Investment Company Limited	2	14
		681
	Shares/Par[1]	Value ($)
Spain 2.5%
Acciona,S.A.	—	18
AENA, S.M.E., S.A. (a)	1	102
Amadeus IT Group SA	—	39
Banco Bilbao Vizcaya Argentaria SA	32	180
Grifols, S.A. - Class A	1	16
Iberdrola, S.A.	2	22
Melia Hotels International, S.A.	2	16
Merlin Properties, Socimi, S.A.	1	21
Telefonica SA	27	222
		636
Denmark 2.4%
A P Moller - Maersk A/S - Class B	—	16
Carlsberg A/S - Class B	1	104
DSV A/S	2	203
Genmab A/S (b)	—	21
GN Store Nord A/S	1	54
H Lundbeck A/S	1	45
Rockwool International A/S	—	12
Royal Unibrew A/S	—	17
SimCorp A/S	1	61
Topdanmark A/S	—	17
Tryg A/S	2	54
		604
Finland 2.2%
Huhtamaki Oyj - Class I	—	11
Kesko Oyj	1	60
Kone Corporation - Class B	4	224
UPM-Kymmene Oyj	4	113
Valmet Oy	5	116
Wartsila Oyj	1	20
		544
Singapore 1.3%
CapitaMall Trust	32	62
DBS Group Holdings Ltd.	3	63
Mapletree Commercial Trust Management Ltd.	26	40
Mapletree Industrial Trust	15	24
Oversea-Chinese Banking Corporation Limited	6	50
Singapore Technologies Engineering Ltd.	16	49
United Overseas Bank Ltd.	1	27
		315
Italy 1.0%
Ferrari N.V.	1	203
Italgas S.p.A.	4	25
Moncler S.p.A.	—	15
		243
Belgium 0.6%
KBC Groep NV	1	73
UCB SA	1	66
		139
Portugal 0.3%
Banco Comercial Portugues S.A.	159	49
Galp Energia, SGPS, S.A.	1	12
Jeronimo Martins, SGPS, S.A.	1	11
		72
Norway 0.2%
DNB Bank ASA	2	32
Schibsted ASA - Class A	1	29
		61
Israel 0.2%
Bank Hapoalim BM	4	29
Bank Leumi Le-Israel BM	3	19
The First International Bank of Israel Limited	—	11
		59
Austria 0.2%
Erste Group Bank AG	1	20
Wienerberger AG	1	27
		47
New Zealand 0.1%
The A2 Milk Company (Export) Limited (b)	3	31

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

37

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
United States of America 0.1%
Jardine Strategic Holdings Ltd.	—	15
Macau 0.1%
Sands China Ltd.	3	13
Malta 0.0%
Kindred Group PLC - SDR	1	12
Total Common Stocks (cost $24,379)		24,438
PREFERRED STOCKS 0.3%
Germany 0.3%
Porsche Automobil Holding SE (c)	—	18
Sartorius AG	—	57
Total Preferred Stocks (cost $76)		75
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	307	307
Total Short Term Investments (cost $307)		307
Total Investments 99.2% (cost $24,762)		24,820
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net 0.8%		197
Total Net Assets 100.0%		25,020

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $421 and 1.7%, respectively.

(b)  Non-income producing security.

(c)  Convertible security.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/BlackRock Global Allocation Fund
COMMON STOCKS 57.1%
Communication Services 7.8%
Advanced Info Service PCL (a)	239	1,702
Alphabet Inc. - Class A (b)	1	706
Alphabet Inc. - Class C (b)	55	59,207
America Movil SAB de CV - Class L	527	383
AT&T Inc.	1	39
Baidu, Inc. - Class A - ADR (b)	2	185
Cellnex Telecom, S.A. (c)	496	18,382
Charter Communications, Inc. - Class A (b)	59	23,249
China Mobile Ltd.	47	427
Chunghwa Telecom Co. Ltd.	2,090	7,603
Clear Channel Outdoor Holdings, Inc. (b)	171	805
Comcast Corporation - Class A (d) (e)	795	33,621
Facebook, Inc. - Class A (b) (e)	64	12,264
Far EasTone Telecommunications Co. Ltd.	1,271	3,204
HKT Trust	789	1,252
i-Cable Communications Ltd. (b)	135	2
iHeartMedia, Inc. - Class A (a) (b)	8	128
Intouch Holdings Public Company Limited (a) (f)	720	1,477
KDDI Corp.	59	1,492
Liberty Broadband Corp. - Class A (b)	22	2,251
Liberty Broadband Corp. - Class C (b)	98	10,162
Liberty Global PLC - Class A (b)	277	7,468
Liberty Global PLC - Class C (b)	1	13
Liberty SiriusXM Group - Class A (b)	78	2,968
Liberty SiriusXM Group - Class C (b)	132	4,995
Nippon Telegraph & Telephone Corp.	31	1,455
Nippon Television Holdings Inc.	72	1,071
NTT DoCoMo Inc.	3	72
Omnicom Group Inc.	13	1,031
Orange SA	5	77
Publicis Groupe SA	9	479
Rogers Communications Inc. - Class B	3	146
Singapore Telecommunications Limited	465	1,204
SK Telecom Co. Ltd.	5	1,129
Taiwan Mobile Co. Ltd.	969	3,819
Telecom Italia SpA	292	152
	Shares/Par[1]	Value ($)
Telecom Italia SpA (b)	5,108	2,789
Telefonica SA	5	43
Tencent Holdings Limited	495	22,338
Tencent Music Entertainment Group - Class A - ADR (b) (f)	3	41
Turkcell Iletisim Hizmetleri Anonim Sirketi	5	12
TV Asahi Holdings Corp.	52	845
Twitter, Inc. (b)	1	24
Uber Technologies, Inc. (b) (f)	124	5,761
VeriSign, Inc. (b)	3	566
Verizon Communications Inc.	422	24,097
Vivendi SA	10	262
Vodafone Group Public Limited Company	11,801	19,354
Walt Disney Co.	3	484
Yahoo! Japan Corp.	81	240
		281,476
Health Care 7.6%
Abbott Laboratories	22	1,821
AbbVie Inc.	35	2,515
Agilent Technologies, Inc. (e)	128	9,525
Alcon AG (b)	2	117
Alfresa Holdings Corp.	37	905
Allergan Public Limited Company	4	616
Amgen Inc.	3	549
Anthem, Inc.	109	30,660
Aspen Pharmacare Holdings	10	73
Astellas Pharma Inc.	801	11,434
AstraZeneca PLC	1	55
Baxter International Inc.	17	1,414
Bayer AG	119	8,249
Biogen Inc. (b)	25	5,798
Bristol-Myers Squibb Co.	15	681
Cardinal Health, Inc.	6	295
Centene Corporation (b)	3	172
Cerner Corp.	—	11
China Resources Pharmaceutical Group Limited (c)	5	6
Cie Generale d'Optique Essilor International SA	29	3,726
CSL Ltd.	—	44
CVS Health Corp.	156	8,511
DaVita Inc. (b)	187	10,497
Edwards Lifesciences Corporation (b)	2	283
Eli Lilly & Co.	1	58
Fresenius SE & Co. KGaA	257	13,959
Gilead Sciences Inc.	209	14,089
GlaxoSmithKline PLC	17	339
GW Pharmaceuticals plc - ADS (b)	10	1,799
HCA Healthcare, Inc.	72	9,671
Hoya Corp.	169	12,960
Humana Inc.	1	176
Illumina Inc. (b)	1	266
Intuitive Surgical, Inc. (b)	1	272
Johnson & Johnson	215	29,941
Kyowa Kirin Co., Ltd.	3	61
McKesson Corporation	4	513
Medipal Holdings Corp.	42	933
Medtronic Public Limited Company	8	784
Merck & Co., Inc.	150	12,590
Mylan Holdings Ltd. (b)	6	120
NMC Health PLC (f)	227	6,936
Notre Dame Intermedica Participacoes S.A.	696	7,254
Novo Nordisk A/S - Class B (f)	67	3,420
Olympus Corp.	364	4,053
Ono Pharmaceutical Co. Ltd.	16	289
Otsuka Holdings Co., Ltd. (f)	9	281
Pfizer Inc.	558	24,176
Regeneron Pharmaceuticals, Inc. (b)	—	8
Roche Holding AG	—	34
Sanofi SA	40	3,424
Shionogi & Co. Ltd.	2	87
Stryker Corp.	9	1,881
Suzuken Co. Ltd.	17	1,011
Thermo Fisher Scientific Inc.	5	1,411
UnitedHealth Group Incorporated	90	22,070
Vertex Pharmaceuticals Incorporated (b)	1	107

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

38

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Zoetis Inc. - Class A	3	350
		273,280
Industrials 7.3%
A P Moller - Maersk A/S - Class A	—	6
Air China Ltd. - Class H	8	8
Asahi Glass Co. Ltd.	1	48
Assa Abloy AB - Class B	9	198
Atlas Copco Aktiebolag - Class A	5	166
Atlas Copco Aktiebolag - Class B	5	149
Azul S.A. - ADR (b) (f)	360	12,052
Beijing Capital International Airport Co. Ltd. - Class H	86	76
Beijing Enterprises Holdings Ltd.	33	168
C.H. Robinson Worldwide, Inc.	22	1,867
Canadian National Railway Co.	5	469
Canadian Pacific Railway Ltd.	1	333
Caterpillar Inc.	4	521
Cie de Saint-Gobain	54	2,118
ComfortDelgro Corp. Ltd.	657	1,293
Country Garden Services Holdings Company Limited (b)	27	64
CSX Corp.	15	1,126
Cummins Inc.	2	280
Daikin Industries Ltd.	49	6,371
Daqin Railway Co., Ltd. - Class A	8	9
Dassault Aviation SA	4	5,436
Delta Air Lines Inc.	5	258
Dover Corp.	132	13,183
East Japan Railway Co.	196	18,404
Eaton Corporation Public Limited Company	4	300
Eiffage	12	1,200
Emerson Electric Co. (e)	352	23,461
Ferguson PLC	138	9,810
Fortune Brands Home & Security, Inc.	17	965
Fosun International Limited	365	486
General Electric Co.	21	222
GS Yuasa Corp.	56	1,081
Hino Motors Ltd.	61	515
Honeywell International Inc.	4	737
Japan Airlines Co., Ltd	505	16,152
Jardine Matheson Holdings Ltd.	35	2,169
Kamigumi Co. Ltd.	33	770
KAR Auction Services, Inc.	133	3,334
Kinden Corp.	127	1,954
Knorr - Bremse Aktiengesellschaft	114	12,720
Koninklijke Philips Electronics NV	578	25,136
Kyudenko Corp.	18	533
Lockheed Martin Corp.	2	628
Mabuchi Motor Co. Ltd. (f)	31	1,066
Maeda Road Construction Co. Ltd.	33	700
Malaysia Airports Holdings Bhd	275	566
Masco Corp.	45	1,776
Mitsubishi Heavy Industries Ltd.	6	266
Mitsui & Co. Ltd.	6	101
Nichias Corp.	50	897
Nippo Corp.	31	606
Norfolk Southern Corp.	3	537
Northrop Grumman Systems Corp.	1	365
Okumura Corp.	38	1,173
Raytheon Co.	160	27,896
Rockwell Automation Inc.	1	214
Rolls-Royce Holdings plc (b)	51	546
Safran	111	16,270
Sandvik AB	17	309
SANY Heavy Industry Co., Ltd. - Class A	49	94
Seino Holdings Corp.	46	613
SGS SA	—	171
Siemens AG	151	17,943
Sinopec Engineering (Group) Co., Ltd. - Class H	59	51
Stanley Black & Decker Inc.	1	103
The Boeing Company	2	629
Toda Corp.	162	901
Toshiba Corp.	4	137
Union Pacific Corp.	4	698
United Airlines Holdings Inc. (b)	5	448
United Parcel Service Inc. - Class B	3	328
	Shares/Par[1]	Value ($)
United Technologies Corp.	150	19,584
Waste Management, Inc.	2	262
Weichai Power Co. Ltd. - Class H	12	20
Yamato Holdings Co. Ltd.	4	81
Zhejiang Expressway Co. Ltd. - Class H	122	129
		262,256
Information Technology 6.2%
Accenture Public Limited Company - Class A	4	735
Adobe Inc. (b)	3	1,004
Adyen B.V. (b) (c)	—	191
ALPS Alpine Co. Ltd.	20	341
Apple Inc. (e)	226	44,789
ASML Holding	2	359
Autodesk, Inc. (b)	3	439
BYD Electronic (International) Company Limited	39	56
Cisco Systems, Inc.	21	1,159
Cloudera, Inc. (b)	350	1,840
Corning Inc.	20	666
Dropbox, Inc. - Class A (b)	472	11,820
DXC Technology Company	12	653
Fidelity National Information Services, Inc.	5	619
FleetCor Technologies Inc. (b)	75	21,182
Global Payments Inc.	11	1,779
GlobalWafers Co., Ltd.	9	91
HCL Technologies Ltd.	16	240
Hewlett Packard Enterprise Company	31	470
Hitachi Ltd.	17	628
Hon Hai Precision Industry Co. Ltd.	608	1,517
HP Inc.	2	43
Infosys Ltd.	14	151
Intel Corp.	20	943
International Business Machines Corp.	5	734
Intuit Inc.	5	1,229
Japan Aviation Electronics Industry Ltd.	57	844
Keyence Corp.	2	1,233
KLA-Tencor Corp.	3	394
Lam Research Corp.	—	79
Lenovo Group Ltd.	90	70
Lookout, Inc. (a) (b) (g) (h)	21	13
MasterCard Incorporated - Class A	9	2,253
MediaTek Inc.	14	142
Micron Technology Inc. (b)	5	194
Microsoft Corp.	410	54,949
Murata Manufacturing Co. Ltd.	366	16,512
NCSoft Corp.	3	1,239
Nintendo Co. Ltd.	—	147
Nokia Oyj	60	297
NXP Semiconductors N.V.	6	629
Oracle Corporation	139	7,898
Paypal Holdings, Inc. (b)	4	442
QUALCOMM Inc. (e)	144	10,918
Relx PLC	1	20
Rohm Co. Ltd.	70	4,695
Samsung Electro-Mechanics Co. Ltd.	—	14
Samsung Electronics Co. Ltd.	2	75
Samsung Sds Co., Ltd.	—	92
SAP SE	2	260
ServiceNow, Inc. (b)	1	141
Taiwan Semiconductor Manufacturing Co. Ltd.	2,901	22,224
Tata Consultancy Services Limited	—	6
Telefonaktiebolaget LM Ericsson - Class B	10	98
Texas Instruments Incorporated	5	625
Thomson Reuters Corporation (f)	9	579
Visa Inc. - Class A	14	2,425
VMware Inc. - Class A	5	796
Western Digital Corp.	4	187
Wipro Ltd.	5	19
Xilinx Inc.	3	385
		224,572
Consumer Discretionary 6.0%
Adidas AG	2	488
Alibaba Group Holding Limited - ADS (b) (e)	125	21,169
Amazon.com, Inc. (b)	17	32,483
AutoZone, Inc. (b)	—	74

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

39

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Booking Holdings Inc. (b)	—	257
Canon Marketing Japan Inc.	33	721
Carnival Plc	7	328
Compagnie Financiere Richemont SA	9	801
Denso Corp.	245	10,337
Dollar Tree Inc. (b)	169	18,199
eBay Inc.	13	494
Exedy Corp.	22	470
Expedia Group, Inc.	6	781
Fiat Chrysler Automobiles N.V.	13	185
Ford Motor Co.	9	94
General Motors Company	14	552
Genting Singapore Limited	335	228
Hero Motocorp Ltd.	36	1,365
Home Depot Inc.	3	552
IAA Spinco Inc. (b)	133	5,172
Jawbone Inc. (a) (b) (g) (h)	98	—
JD.com, Inc. - Class A - ADR (b)	8	237
Kering SA	1	612
Kingfisher Plc	2,828	7,709
Koito Manufacturing Co. Ltd.	190	10,168
Lear Corp.	1	189
LG Electronics Inc.	8	535
Lowe's Cos. Inc. (e)	109	10,955
Magna International Inc.	7	334
Maruti Suzuki India Ltd.	36	3,440
McDonald's Corp.	2	479
Mitsubishi Motors Corp.	22	104
Multichoice Group (b)	—	1
New Oriental Education & Technology Group - ADR (b)	—	32
Nike Inc. - Class B	9	723
Rai Way S.P.A. (c)	704	4,218
Renault SA	6	400
Ross Stores Inc.	4	393
Royal Caribbean Cruises Ltd.	4	458
Sands China Ltd.	4	19
Shimamura Co. Ltd.	7	516
Sodexo SA	122	14,223
Sony Corp.	12	628
Stanley Electric Co. Ltd.	21	520
Starbucks Corp.	9	765
Subaru Corp. NPV	583	14,207
Suzuki Motor Corp.	356	16,722
Target Corporation	39	3,396
The Berkeley Group Holdings PLC	29	1,378
TJX Cos. Inc.	114	6,039
Toyota Industries Corp.	180	9,966
Woongjin Coway Co., Ltd.	13	894
Wyndham Destinations, Inc.	6	242
Yum China Holdings, Inc.	36	1,670
Yum! Brands Inc.	6	664
ZOZO, Inc.	466	8,738
		216,324
Financials 5.7%
ABN AMRO Group N.V. - CVA (c)	1,024	21,913
Aegon NV	2	9
Agricultural Bank of China Limited - Class H	223	93
Allianz SE	2	444
Ally Financial Inc.	7	206
Ameriprise Financial, Inc.	7	953
B3 S.A. - Brasil, Bolsa, Balcao	1	8
Banco Bilbao Vizcaya Argentaria SA	2	11
Banco do Brasil SA	8	107
Banco Santander (Brasil) S.A.	5	66
Bank Central Asia, PT TBK	711	1,509
Bank of America Corporation	30	882
Bank of Montreal	3	228
BB&T Corporation	1	68
Berkshire Hathaway Inc. - Class B (b)	18	3,748
CaixaBank, S.A.	62	178
Capital One Financial Corporation	3	259
Cathay Financial Holding Co. Ltd.	874	1,211
Charles Schwab Corp.	223	8,978
Chubb Limited	68	10,061
	Shares/Par[1]	Value ($)
CITIC Securities Company Limited - Class H	17	34
Citigroup Inc.	137	9,620
Deutsche Boerse AG	3	363
Discover Financial Services	5	361
Fairfax Financial Holdings Ltd.	—	68
Fifth Third Bancorp	14	379
Fubon Financial Holding Co. Ltd.	1,059	1,564
Guotai Junan Securities Co., Ltd. - Class H (c)	16	28
Hana Financial Group Inc.	8	258
Hartford Financial Services Group Inc.	35	1,965
Housing Development Finance Corp.	377	11,972
HSBC Holdings PLC	1,429	11,929
Industrial Bank of Korea	13	155
JPMorgan Chase & Co. (e)	358	39,996
KB Financial Group Inc.	3	134
KeyCorp	1	20
M&T Bank Corporation	—	78
Marsh & McLennan Cos. Inc.	229	22,799
MetLife, Inc.	13	644
Mitsubishi UFJ Financial Group Inc.	98	468
Morgan Stanley	209	9,166
Muenchener Rueckversicherungs AG	—	34
Old Mutual Public Limited Company	118	178
Progressive Corp.	6	444
Prudential Financial Inc.	3	307
Reinsurance Group of America Inc.	3	424
Shinhan Financial Group Co. Ltd.	12	460
Societe Generale SA	4	114
Sompo Holdings, Inc.	6	228
Sumitomo Mitsui Financial Group Inc. (e)	1	50
SunTrust Banks Inc.	218	13,707
Swiss Re AG	1	121
Synchrony Financial	—	17
T&D Holdings Inc.	15	163
The Allstate Corporation	1	75
The Bank of New York Mellon Corporation	2	79
The Goldman Sachs Group, Inc.	4	722
The Travelers Companies, Inc.	12	1,850
U.S. Bancorp	46	2,413
UniCredit S.p.A.	17	206
United Overseas Bank Ltd.	76	1,459
Wells Fargo & Co.	403	19,047
		205,031
Energy 5.6%
Chevron Corp.	10	1,208
China Petroleum & Chemical Corporation - Class A	162	129
China Petroleum & Chemical Corporation - Class H	732	498
China Shenhua Energy Company Limited - Class H	108	226
CNOOC Limited	216	368
Coal India Ltd Govt Of India Undertaking	433	1,592
ConocoPhillips	5	320
Devon Energy Corporation	16	456
Enbridge Inc.	476	17,183
ENI SpA	18	294
Equinor ASA	1	25
Exxon Mobil Corporation	242	18,509
Fieldwood Energy Inc. (a) (b) (g) (h)	4	123
Fieldwood Energy Inc. (a) (b) (g) (h)	15	454
Formosa Petrochemical Corp.	231	822
Halliburton Co.	2	50
Helmerich & Payne Inc.	5	242
Hindustan Petroleum Corp. Ltd.	26	109
Imperial Oil Ltd.	8	232
Marathon Petroleum Corporation (e)	85	4,761
Occidental Petroleum Corp.	3	140
Oil & Natural Gas Corp. Ltd.	404	981
ONEOK Inc.	333	22,934
Petrobras Distribuidora SA	47	307
PetroChina Co. Ltd. - Class H	84	46
Phillips 66	5	491
Reliance Industries Ltd.	861	15,646
Royal Dutch Shell PLC - Class A	704	22,957
Royal Dutch Shell PLC - Class A	14	448
Royal Dutch Shell PLC - Class A - ADR (f)	184	11,943

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

40

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Royal Dutch Shell PLC - Class B	11	353
Schlumberger Ltd.	37	1,467
S-Oil Corp.	10	742
Suncor Energy Inc.	455	14,193
TC Energy Corporation (f)	365	18,071
Thai Oil Public Company Limited (a)	452	981
Total SA	197	11,042
Total SA - ADR	5	300
Valero Energy Corporation	4	348
Williams Cos. Inc.	1,085	30,434
Yanzhou Coal Mining Co. Ltd. - Class H	124	116
YPF SA - Class D - ADR	7	131
		201,672
Consumer Staples 4.2%
AEON Co. Ltd.	6	100
Ajinomoto Co. Inc.	719	12,449
Altria Group, Inc.	350	16,558
American Beverage Co Ambev	10	45
Carlsberg A/S - Class B	5	622
China Resources Enterprise Ltd.	32	153
Colgate-Palmolive Co.	350	25,071
Compania Cervecerias Unidas S.A. - ADR	31	870
Costco Wholesale Corporation	2	440
Danone	386	32,739
Diageo PLC	7	316
Estee Lauder Cos. Inc. - Class A	—	17
JBS S/A	13	71
Jeronimo Martins, SGPS, S.A.	66	1,060
Kroger Co.	17	372
KT&G Corp.	95	8,115
Meiji Holdings Co., Ltd.	1	43
Mondelez International Inc. - Class A	32	1,721
Monster Beverage 1990 Corporation (b)	4	278
Nestle India Ltd.	—	9
Nestle SA	315	32,604
PepsiCo Inc.	20	2,587
Philip Morris International Inc.	76	6,003
Procter & Gamble Co.	13	1,409
Seven & I Holdings Co., Ltd.	22	755
Shiseido Co. Ltd.	1	61
Sysco Corp.	3	239
Thai Beverage Public Company Limited	608	373
Tingyi Cayman Islands Holding Corp.	68	114
Tsingtao Brewery Co. Ltd. - Class H	42	268
Tsingtao Brewery Co.,Ltd. - Class A	4	31
Uni-President Enterprises Corp.	624	1,661
Walmart Inc.	13	1,388
Want Want China Holdings Limited	1,715	1,395
WH Group Limited (c) (f)	58	59
Wuliangye Yibin Co., Ltd. - Class A	3	43
		150,039
Materials 2.7%
Air Products and Chemicals, Inc.	116	26,315
Akzo Nobel N.V.	3	253
Anhui Conch Cement Co. Ltd. - Class H	41	260
Anhui Conch Cement Company Limited - Class A	15	93
Barrick Gold Corp.	77	1,208
China Hongqiao Group Limited	182	129
China Resources Cement Holdings Limited	280	272
Daicel Corp.	116	1,038
Dow Holdings Inc.	76	3,727
Dowa Holdings Co. Ltd. (f)	19	612
DuPont de Nemours, Inc	76	5,674
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	32	44
Evonik Industries AG	5	150
Formosa Chemicals & Fibre Corp.	291	965
Formosa Plastics Corp.	304	1,122
Glencore PLC	177	616
Huntsman Corp.	9	178
JFE Holdings Inc.	4	60
Kumba Iron Ore Ltd	—	9
Kuraray Co. Ltd. (f)	50	597
LafargeHolcim Ltd.	1	33
LG Chem Ltd.	4	1,382
	Shares/Par[1]	Value ($)
Nan Ya Plastics Corp.	386	977
Newcrest Mining Ltd.	334	7,516
Newmont Goldcorp Corporation	310	11,936
Nutrien Ltd. (f)	3	187
Packaging Corp. of America	2	202
POSCO	6	1,363
PTT Global Chemical Public Company Limited (a)	638	1,332
Quintis Limited (a) (b) (g) (h)	3,771	2,938
Rio Tinto Ltd.	2	114
Sesa Sterlite Ltd.	2	6
Shin-Etsu Chemical Co. Ltd.	154	14,412
Siam Cement PCL (a)	89	1,371
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	570	227
South32 Limited (f)	38	85
Southern Peru Copper Corporation (Sucursal Del Peru)	7	257
Sumitomo Chemical Co. Ltd.	29	133
Teck Resources Ltd. - Class B	2	53
Toagosei Co. Ltd. (f)	124	1,308
Tokyo Steel Manufacturing Co. Ltd.	167	1,263
Wheaton Precious Metals Corp.	280	6,777
Yamato Kogyo Co. Ltd.	25	734
Zijin Mining Group Co. Ltd. - Class H	394	160
		98,088
Real Estate 2.2%
Agile Group Holdings Limited	120	161
American Tower Corporation	9	1,850
Boston Properties Inc.	1	138
CapitaLand Ltd.	5,459	14,247
CK Asset Holdings Limited	7	55
Country Garden Holdings Company Limited	42	64
Daiwa House Industry Co. Ltd.	5	155
Dragon Delight Holdings Company Limited	18	29
Equinix, Inc.	24	12,009
Equity Residential	135	10,222
Goodman Funding Pty Ltd	2	18
Hang Lung Properties Ltd.	751	1,788
Hongkong Land Holdings Ltd.	66	427
Hysan Development Co. Ltd.	102	527
Link Real Estate Investment Trust	102	1,254
Mitsubishi Estate Co. Ltd.	100	1,874
Sino Land Co.	220	369
Sun Hung Kai Properties Ltd.	994	16,865
Swire Pacific Ltd. - Class A	95	1,170
Unibail-Rodamco SE	54	8,107
Vonovia SE	30	1,433
Welltower Inc.	40	3,237
Weyerhaeuser Co.	84	2,226
Wharf Real Estate Investment Company Limited	144	1,015
		79,240
Utilities 1.8%
AGL Energy Limited	43	597
CenterPoint Energy, Inc.	7	193
CEZ A/S	50	1,198
China General Nuclear Power Corporation (c)	253	70
China Longyuan Power Group Corporation Limited - Class H	59	38
China Resources Gas Group Ltd.	24	119
China Resources Power Holdings Co. Ltd.	28	41
CK Infrastructure Holdings Limited	186	1,521
CLP Holdings Ltd.	121	1,335
Electricite de France	—	6
Enel SpA	1,704	11,903
Engie	5	76
ENGIE Brasil Energia S.A.	1	12
Exelon Corporation	43	2,082
NextEra Energy, Inc.	109	22,243
NRG Energy Inc.	3	108
Power Assets Holdings Ltd.	72	522
Sempra Energy	64	8,728
Snam Rete Gas SpA (f)	191	951
The AES Corporation	17	279
Tokyo Gas Co. Ltd.	461	10,869
Vistra Energy Corp.	73	1,657

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Xcel Energy Inc.	3	199
		64,747
Total Common Stocks (cost $1,863,095)		2,056,725
GOVERNMENT AND AGENCY OBLIGATIONS 27.2%
U.S. Treasury Securities 20.4%
U.S. Treasury Note
2.25%, 04/30/24	19,298	19,726
2.00%, 05/31/24	244,559	247,349
3.00%, 10/31/25	54,747	58,485
2.88%, 11/30/25	17,279	18,340
2.63%, 01/31/26	107,880	112,937
2.38%, 05/15/29 (d)	270,227	279,094
		735,931
Sovereign 4.5%
Bundesrepublik Deutschland
0.25%, 02/15/29, EUR	51,886	62,339
Canada, Government of
0.75%, 03/01/21, CAD	8,225	6,202
Commonwealth of Australia
3.00%, 03/21/47, AUD (h)	10,472	9,048
Presidencia De La Nacion
3.38%, 01/15/23, EUR	1,961	1,731
6.88%, 01/26/27 (f)	5,888	4,666
5.88%, 01/11/28 (f)	5,802	4,373
5.25%, 01/15/28, EUR (c)	517	423
2.37%, 12/31/33, EUR (i)	2,185	2,072
Republique Francaise Presidence
0.50%, 05/25/29, EUR	27,677	33,052
1.25%, 05/25/34, EUR	10,245	13,139
Segretariato Generale Della Presidenza Della Repubblica
3.00%, 08/01/29, EUR	18,448	22,753
		159,798
Treasury Inflation Indexed Securities 2.3%
U.S. Treasury Inflation Indexed Bond
0.50%, 04/15/24 (j)	66,744	67,567
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/23 (j)	16,126	16,313
		83,880
Total Government And Agency Obligations (cost $962,868)		979,609
CORPORATE BONDS AND NOTES 6.6%
Financials 2.8%
American Express Company
4.90%, (callable at 100 beginning 03/15/20) (k)	1,651	1,635
3.70%, 08/03/23	5,256	5,515
Aon Corporation
4.50%, 12/15/28	594	652
Bank of America Corporation
3.30%, 01/11/23	2,455	2,530
4.13%, 01/22/24	5,441	5,814
4.00%, 01/22/25	1,313	1,381
Capital One Financial Corporation
3.20%, 01/30/23	1,767	1,811
3.30%, 10/30/24	1,249	1,279
Citigroup Inc.
5.88%, (callable at 100 beginning 03/27/20) (f) (k)	5,520	5,573
5.95%, (callable at 100 beginning 08/15/20) (k)	2,237	2,284
3.35%, 04/24/25	4,226	4,361
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (k) (l)	4,695	4,865
3.26%, 03/13/23 (m)	2,534	2,577
3.80%, 03/11/25 (l)	1,460	1,519
ING Groep N.V.
6.00%, (callable at 100 beginning 04/16/20) (k) (l)	1,240	1,252
4.10%, 10/02/23 (l)	3,500	3,696
JPMorgan Chase & Co.
4.02%, 12/05/24	3,275	3,475
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (k)	2,564	5,617
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,407	1,490
4.38%, 03/15/29	593	655
	Shares/Par[1]	Value ($)
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	1,045	1,106
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	1,840	1,834
3.88%, 04/29/24	3,337	3,534
Prudential Financial, Inc.
5.88%, 09/15/42 (m)	1,402	1,493
5.63%, 06/15/43 (m)	931	985
Sumitomo Mitsui Financial Group, Inc.
3.94%, 10/16/23	6,835	7,230
SunTrust Banks, Inc.
4.00%, 05/01/25	1,014	1,085
The Goldman Sachs Group, Inc.
5.38%, (callable at 100 beginning 05/10/20) (k)	2,608	2,619
2.91%, 06/05/23	2,456	2,480
3.63%, 02/20/24	2,863	2,985
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	1,605	1,718
USB Capital IX
3.62%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 08/12/19) (k) (m)	695	569
Wells Fargo & Company
3.07%, 01/24/23	491	498
3.75%, 01/24/24	1,573	1,655
3.20%, 06/17/27	8,331	8,486
Wells Fargo Bank, National Association
3.55%, 08/14/23	4,446	4,641
		100,899
Health Care 0.9%
Allergan Funding SCS
3.45%, 03/15/22	2,331	2,377
Becton, Dickinson and Company
3.13%, 11/08/21	2,381	2,415
2.89%, 06/06/22	3,379	3,424
3.36%, 06/06/24	1,120	1,155
Bio City Development Company B.V.
0.00%, 07/06/18 (a) (b) (g) (h) (l) (n)	600	63
Cigna Corporation
3.40%, 09/17/21 (c)	3,330	3,394
3.75%, 07/15/23 (c)	2,836	2,951
CVS Health Corporation
3.70%, 03/09/23	7,546	7,787
Forest Laboratories, LLC
5.00%, 12/15/21 (c)	1,235	1,295
Gilead Sciences, Inc.
3.25%, 09/01/22	2,457	2,523
3.70%, 04/01/24	2,718	2,872
Takeda Pharmaceutical Co Ltd
3.80%, 11/26/20 (c)	1,745	1,777
UnitedHealth Group Incorporated
3.70%, 12/15/25	584	621
		32,654
Information Technology 0.9%
Apple Inc.
3.35%, 02/09/27	4,289	4,506
3.20%, 05/11/27	4,121	4,299
Broadcom Inc.
3.13%, 04/15/21 (c)	4,154	4,180
Fiserv, Inc.
2.75%, 07/01/24	8,665	8,738
International Business Machines Corporation
3.00%, 05/15/24	5,316	5,458
Qualcomm Incorporated
2.60%, 01/30/23	1,237	1,239
2.90%, 05/20/24	3,199	3,245
		31,665
Communication Services 0.5%
Baidu, Inc.
4.38%, 05/14/24	1,885	1,999
Charter Communications Operating, LLC
4.46%, 07/23/22	2,392	2,511
Comcast Corporation
3.70%, 04/15/24	4,863	5,157

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

42

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hughes Satellite Systems Corporation
7.63%, 06/15/21	444	477
Iheartcommunications, Inc.
6.38%, 05/01/26 (f)	2,093	2,221
8.38%, 05/01/27 (f)	740	774
Intelsat Jackson Holdings S.A.
8.00%, 02/15/24 (c)	741	773
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (c) (k)	1,885	1,930
Verizon Communications Inc.
3.50%, 11/01/24	2,732	2,867
		18,709
Energy 0.4%
BP Capital Markets America Inc.
3.79%, 02/06/24	2,037	2,157
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	620	658
Energy Transfer LP
4.05%, 03/15/25	788	820
Enterprise Products Operating LLC
3.35%, 03/15/23	3,369	3,466
3.90%, 02/15/24	824	873
3.75%, 02/15/25	781	826
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	643	677
The Williams Companies, Inc.
3.70%, 01/15/23	2,023	2,090
4.55%, 06/24/24	1,189	1,278
		12,845
Consumer Staples 0.3%
Altria Group, Inc.
3.49%, 02/14/22 (f)	705	724
3.80%, 02/14/24	1,397	1,457
4.40%, 02/14/26	5,513	5,893
China Milk Products Group Limited
0.00%, 01/05/12 (a) (b) (l) (n)	100	1
Danone
2.59%, 11/02/23 (c)	2,520	2,531
Philip Morris International Inc.
3.60%, 11/15/23	1,026	1,073
REI Agro Limited
0.00%, 11/13/14 (a) (b) (h) (l) (n)	813	—
		11,679
Consumer Discretionary 0.2%
McDonald's Corporation
3.35%, 04/01/23	1,522	1,579
Starbucks Corporation
3.10%, 03/01/23	2,462	2,523
The Home Depot, Inc.
2.95%, 06/15/29	1,874	1,921
Walgreen Co.
3.10%, 09/15/22	2,507	2,547
		8,570
Materials 0.2%
Quintis Ltd
8.00%, 10/01/26 (a) (f) (g) (h) (i)	410	410
12.00%, 10/01/28 (a) (f) (g) (h) (i)	7,316	7,316
		7,726
Industrials 0.2%
Inversiones Alsacia S.A.
0.00%, 04/22/21 (a) (b) (h) (n)	2,290	62
TransDigm Inc.
6.25%, 03/15/26 (c)	6,316	6,618
		6,680
Utilities 0.1%
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	2,275	2,310
Vistra Operations Company LLC
5.63%, 02/15/27 (c)	2,187	2,315
		4,625
	Shares/Par[1]	Value ($)
Real Estate 0.1%
AvalonBay Communities, Inc.
3.50%, 11/15/24	503	528
CapitaLand Limited
1.95%, 10/17/23, SGD (c) (l)	2,750	2,033
		2,561
Total Corporate Bonds And Notes (cost $235,257)		238,613
PREFERRED STOCKS 1.0%
Communication Services 0.4%
Grupo Televisa SAB (f) (l)	26	44
Uber Technologies, Inc. (a) (b) (h) (o)	303	13,356
		13,400
Consumer Staples 0.3%
Henkel AG & Co. KGaA (l)	109	10,672
Information Technology 0.2%
Lookout, Inc. - Series F (a) (b) (g) (h)	284	2,015
Palantir Technologies Inc. - Series I (a) (b) (g) (h)	512	3,336
Samsung Electronics Co. Ltd.	2	79
		5,430
Financials 0.1%
Itau Unibanco Holding S.A. (l)	236	2,222
Wells Fargo & Co. - Series L, 7.50% (k) (l)	1	1,547
		3,769
Health Care 0.0%
Grand Round, Inc. - Series C (a) (b) (g) (h)	639	1,636
Materials 0.0%
Braskem SA - Series A (b)	9	86
Total Preferred Stocks (cost $27,221)		34,993
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 9.12%, (callable at 25 beginning 08/12/19)	117	3,217
GMAC Capital Trust I, 8.47%, (callable at 25 beginning 08/12/19)	126	3,283
Total Trust Preferreds (cost $6,476)		6,500
SENIOR LOAN INTERESTS 0.1%
Consumer Discretionary 0.1%
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 4.15%, (3M LIBOR + 1.75%), 10/25/23 (m)	3,273	3,273
Energy 0.0%
Fieldwood Energy LLC
Exit 2nd Lien TL, 9.65%, (1M LIBOR + 7.25%), 04/11/23 (m)	656	544
Filtration Group Corporation
Term Loan, 7.69%, (3M LIBOR + 5.25%), 04/11/22 (m)	486	449
		993
Total Senior Loan Interests (cost $4,399)		4,266
SHORT TERM INVESTMENTS 8.3%
Treasury Securities 7.0%
Cabinet Office, Government of Japan
-0.19%, 07/01/19, JPY (p)	1,938,050	17,976
-0.16%, 08/05/19, JPY (p)	3,590,550	33,308
-0.16%, 08/13/19, JPY (p)	5,990,800	55,576
-0.15%, 08/26/19, JPY (p)	2,410,250	22,361
U.S. Treasury Bill
2.38%, 07/25/19 (p)	20,000	19,970
2.33%, 07/30/19 (p)	6,050	6,039
2.03%, 08/01/19 (p)	13,000	12,974
2.19%, 08/06/19 (p)	85,000	84,816
		253,020

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (q) (r)	47,915	47,915
Total Short Term Investments (cost $298,419)	300,935
Total Investments 100.5% (cost $3,397,735)	3,621,641
Total Securities Sold Short (0.1)% (proceeds $2,996)	(2,309)
Total Purchased Options 0.5% (cost $22,416)	18,018
Other Derivative Instruments (0.4)%	(13,084)
Other Assets and Liabilities, Net (0.5)%	(21,193)
Total Net Assets 100.0%	3,603,073

(a)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(b)   Non-income producing security.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $76,805 and 2.1%, respectively.

(d)  All or a portion of the security is pledged or segregated as collateral.

(e)   All or a portion of the security is subject to a written call option.

(f)   All or a portion of the security was on loan.

(g)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Treasury inflation indexed note, par amount is adjusted for inflation.

(k)  Perpetual security. Next contractual call date presented, if applicable.

(l)  Convertible security.

(m)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   The coupon rate represents the yield to maturity.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
Information Technology (0.1%)
SUMCO Corporation	(193)	(2,309)
Total Common Stocks (proceeds $2,996)		(2,309)
Total Securities Sold Short (0.1%) (proceeds $2,996)		(2,309)

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 98.0%
Financials 17.7%
AIB Group Public Limited Company	511	2,094
American Express Company (a)	41	5,016
Aviva PLC	471	2,495
AXIS Capital Holdings Limited	48	2,866
Bank of Ireland Group Public Limited Company	424	2,214
Bank Pekao SA	82	2,448
Berkshire Hathaway Inc. - Class B (a) (b) (c)	55	11,652
Chubb Limited (a) (c)	19	2,843
Citigroup Inc. (a)	54	3,800
Everest Re Group, Ltd. (a)	16	4,067
ING Groep N.V.	414	4,803
KeyCorp (a)	249	4,425
Lloyds Banking Group PLC	3,790	2,729
OTP Bank Plc	56	2,211
Sampo Oyj - Class A	66	3,126
Sumitomo Mitsui Financial Group Inc.	89	3,151
The Allstate Corporation (a)	40	4,113
The Goldman Sachs Group, Inc.	20	3,996
Wells Fargo & Co. (a)	116	5,506
		73,555
Information Technology 14.4%
Avast PLC (d)	611	2,329
Capgemini SA	28	3,540
Cisco Systems, Inc. (a)	108	5,890
Hitachi Ltd.	141	5,168
HP Inc. (a)	116	2,410
Microsoft Corp. (a) (c)	105	14,049
NetApp, Inc. (c)	25	1,518
NXP Semiconductors N.V.	27	2,621
Oracle Corporation (c)	162	9,227
QUALCOMM Inc.	31	2,394
Science Applications International Corp.	38	3,258
STMicroelectronics NV	142	2,528
SYNNEX Corporation (a)	25	2,425
TE Connectivity Ltd.	28	2,699
		60,056
Health Care 12.5%
Anthem, Inc. (a)	9	2,616
Biogen Inc. (a) (b) (c)	14	3,183
Change Healthcare Inc. (b)	66	958
Cigna Corp. (a) (c)	23	3,678
CVS Health Corp. (a)	76	4,156
GlaxoSmithKline PLC	156	3,127
Johnson & Johnson (c)	34	4,753
Laboratory Corporation of America Holdings (a) (b) (c)	20	3,441
McKesson Corporation (a)	27	3,611
Medtronic Public Limited Company	76	7,407
Novo Nordisk A/S - Class B	133	6,769
Pfizer Inc. (a) (c)	121	5,251
Shionogi & Co. Ltd.	53	3,081
		52,031
Communication Services 11.1%
Alphabet Inc. - Class C (a) (b)	7	7,800
Cineworld Group PLC	645	2,082
Comcast Corporation - Class A (a) (c)	195	8,263
Fox Corporation - Class A	160	5,860
KT Corp - ADR	122	1,515
Naspers Ltd. - Class N	11	2,717
Nippon Telegraph & Telephone Corp.	120	5,576
Verizon Communications Inc. (a) (c)	128	7,288
Vodafone Group Public Limited Company	1,001	1,642
Walt Disney Co. (a)	25	3,437
		46,180
Industrials 9.9%
A P Moller - Maersk A/S - Class B	2	2,426
Azul S.A. - ADR (b)	77	2,591
Dover Corp.	32	3,164
Eaton Corporation Public Limited Company (a)	54	4,495

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GrafTech International Ltd.	92	1,057
Kamigumi Co. Ltd.	82	1,943
Kansas City Southern	25	3,016
Masco Corp. (a) (c)	86	3,364
Mitsui & Co. Ltd.	196	3,197
Owens Corning Inc. (a)	45	2,637
Sandvik AB	147	2,696
United Parcel Service Inc. - Class B (a) (c)	33	3,387
United Technologies Corp. (a) (c)	33	4,286
VINCI	29	2,923
		41,182
Energy 9.0%
Canadian Natural Resources Ltd.	226	6,089
Diamondback Energy, Inc.	32	3,504
Marathon Petroleum Corporation	41	2,266
Parsley Energy Inc. - Class A (a) (b)	182	3,460
Pioneer Natural Resources Co. (a)	27	4,163
Propetro Holding Corp. (b)	85	1,769
Royal Dutch Shell PLC - Class A	182	5,937
Total SA	137	7,672
Tullow Oil PLC	999	2,667
		37,527
Consumer Staples 7.6%
Asahi Breweries Ltd. (e)	69	3,090
Danone	81	6,860
Imperial Brands PLC	253	5,943
Molson Coors Brewing Company - Class B (a)	29	1,632
Nomad Foods Limited (a) (b)	110	2,358
Seven & I Holdings Co., Ltd.	98	3,309
Tesco PLC	944	2,716
Tyson Foods Inc. - Class A	36	2,885
Unilever PLC	45	2,810
		31,603
Materials 7.6%
Barrick Gold Corp.	340	5,364
Cemex SAB de CV - ADR	522	2,212
Corteva, Inc. (b)	112	3,306
CRH public limited company	139	4,549
DuPont de Nemours, Inc	75	5,601
Graphic Packaging Holding Co. (a)	333	4,649
MOS Holdings Inc.	157	3,926
Nutrien Ltd. (a)	36	1,907
		31,514
Consumer Discretionary 5.9%
Compagnie Generale des Etablissements Michelin	21	2,644
Haseko Corp.	238	2,407
Industria de Diseno Textil, S.A.	87	2,621
Kering SA	4	2,235
Lear Corp.	19	2,608
Melco Resorts & Entertainment Ltd. - ADR	95	2,065
Pulte Homes Inc. (c)	101	3,198
Sony Corp.	86	4,514
The Stars Group Inc. (b)	141	2,409
		24,701
Utilities 1.4%
Vistra Energy Corp. (a)	250	5,666
Real Estate 0.9%
Mitsubishi Estate Co. Ltd.	201	3,743
Total Common Stocks (cost $397,288)		407,758
PREFERRED STOCKS 0.7%
Energy 0.7%
Petroleo Brasileiro SA (f)	387	2,750
Total Preferred Stocks (cost $2,625)		2,750
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 2.3%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (h)	9,637	9,637
Total Short Term Investments (cost $9,637)		9,637
Total Investments 101.0% (cost $409,550)		420,145
Total Securities Sold Short (48.4)% (proceeds $188,046)		(201,283)
Other Derivative Instruments (1.5)%		(6,088)
Other Assets and Liabilities, Net 48.9%		203,325
Total Net Assets 100.0%		416,099

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)   Non-income producing security.

(c)  All or a portion of the security is subject to a written call option.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,329 and 0.6%, respectively.

(e)  All or a portion of the security was on loan.

(f)  Convertible security.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

SECURITIES SOLD SHORT (48.4%)
COMMON STOCKS (48.3%)
Industrials (7.7%)
AAON, Inc.	(35)	(1,747)
AO Smith Corp.	(50)	(2,351)
Axone Intelligence Inc.	(20)	(1,266)
CIMIC Group Limited	(66)	(2,072)
Geberit AG	(2)	(1,063)
Healthcare Services Group Inc.	(49)	(1,474)
Hertz Global Holdings, Inc.	(94)	(1,499)
John Bean Technologies Corp.	(7)	(800)
LATAM Airlines Group S.A. - ADR	(108)	(1,012)
Melrose Holdings Limited	(489)	(1,124)
Middleby Corp.	(8)	(1,079)
MISUMI Group Inc.	(58)	(1,457)
Nidec Corp.	(17)	(2,402)
OC Oerlikon Corporation AG, Pfaffikon	(122)	(1,496)
Renishaw P L C	(37)	(1,982)
Ryanair Holdings Public Limited Company	(132)	(1,516)
Siemens Gamesa Renewable Energy, S.A.	(48)	(803)
SiteOne Landscape Supply, Inc.	(12)	(813)
TransDigm Group Inc.	(3)	(1,506)
Trex Company, Inc.	(19)	(1,373)
Triumph Group Inc.	(41)	(930)
VAT Group AG (a)	(13)	(1,560)
Weir Group PLC(The)	(42)	(831)
		(32,156)
Consumer Discretionary (7.3%)
Autoliv, Inc.	(21)	(1,455)
Carvana Co. - Class A	(32)	(2,013)
Chegg Inc.	(25)	(967)
Choice Hotels International Inc.	(24)	(2,082)
Cracker Barrel Old Country Store, Inc.	(5)	(780)
Dorman Products Inc.	(16)	(1,375)
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	(199)	(2,287)
Hermes International SCA	(2)	(1,326)
iRobot Corp.	(15)	(1,392)
Leggett & Platt Inc.	(57)	(2,170)
McDonald's Holdings Co. Japan Ltd.	(31)	(1,358)
MercadoLibre S.R.L	(1)	(885)
Monro Inc.	(9)	(744)
Norwegian Cruise Line Holdings Ltd.	(21)	(1,152)
Pinduoduo Inc. - ADR	(47)	(965)
Tesla Inc.	(11)	(2,360)
Texas Roadhouse Inc.	(33)	(1,790)
Tiffany & Co.	(16)	(1,452)
Vail Resorts, Inc.	(8)	(1,787)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

45

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A	(14)	(2,115)
		(30,455)
Financials (6.7%)
Cohen & Steers, Inc.	(17)	(859)
Community Bank System Inc.	(41)	(2,678)
Credit Agricole SA	(92)	(1,102)
Credit Suisse Group AG	(139)	(1,662)
CVB Financial Corp.	(78)	(1,639)
Focus Financial Partners Inc. - Class A	(49)	(1,350)
Hamilton Lane Inc. - Class A	(21)	(1,222)
Hargreaves Lansdown PLC	(43)	(1,049)
Hiscox Ltd.	(111)	(2,389)
K.K.R. Co., Inc.	(67)	(1,686)
MarketAxess Holdings Inc.	(6)	(1,944)
RLI Corp.	(33)	(2,870)
Shopify Inc. - Class A	(6)	(1,732)
Standard Chartered PLC	(117)	(1,059)
Trustmark Corp.	(49)	(1,624)
Westamerica Bancorp	(34)	(2,123)
WisdomTree Investments, Inc.	(126)	(775)
		(27,763)
Information Technology (5.9%)
2U, Inc.	(15)	(575)
AAC Technologies Holdings Inc.	(244)	(1,386)
Appian Corporation - Class A	(28)	(996)
Blackbaud, Inc.	(11)	(955)
Cognex Corp.	(30)	(1,440)
Cree Inc.	(32)	(1,789)
Guidewire Software, Inc.	(19)	(1,903)
Manhattan Associates Inc.	(22)	(1,494)
Mercari, Inc.	(52)	(1,375)
MongoDB, Inc. - Class A	(8)	(1,246)
Power Integrations Inc.	(26)	(2,121)
PTC Inc.	(16)	(1,416)
Pure Storage, Inc. - Class A	(39)	(600)
Universal Display Corporation	(7)	(1,304)
Wisetech Global Limited	(66)	(1,294)
Workday, Inc. - Class A	(7)	(1,424)
Workiva Inc. - Class A	(20)	(1,171)
Yaskawa Electric Corp.	(61)	(2,085)
		(24,574)
Materials (5.1%)
Ball Corporation	(35)	(2,442)
Compass Minerals International, Inc.	(34)	(1,872)
Eastman Chemical Co.	(18)	(1,382)
Fortescue Metals Group Ltd.	(262)	(1,661)
GCP Applied Technologies Inc.	(40)	(901)
Gerdau SA - ADR	(566)	(2,203)
Greif Inc. - Class A	(39)	(1,254)
International Flavors & Fragrances Inc.	(11)	(1,657)
Martin Marietta Materials Inc.	(7)	(1,632)
Quaker Chemical Corp.	(5)	(969)
RPM International Inc.	(24)	(1,486)
Tokai Carbon Co., Ltd.	(108)	(1,122)
Umicore	(80)	(2,572)
		(21,153)
Energy (4.2%)
Antero Midstream Corporation	(119)	(1,368)
Apache Corporation	(28)	(821)
Callon Petroleum Company	(134)	(880)
Delek US Holdings, Inc.	(30)	(1,204)
Helmerich & Payne Inc.	(28)	(1,423)
Matador Resources Co.	(137)	(2,714)
Range Resources Corporation	(211)	(1,472)
TC Energy Corporation	(47)	(2,326)
U.S. Silica Holdings, Inc.	(67)	(855)
Williams Cos. Inc.	(75)	(2,098)
Woodside Petroleum Ltd.	(85)	(2,164)
		(17,325)
Consumer Staples (4.1%)
AEON Co. Ltd.	(111)	(1,918)
Calbee,Inc.	(25)	(679)
Casey's General Stores Inc.	(9)	(1,359)
	Shares/Par[1]	Value ($)
Colruyt SA	(28)	(1,632)
Golden Agri-Resources Ltd.	(3,952)	(846)
Hormel Foods Corp.	(81)	(3,294)
Kikkoman Corp.	(34)	(1,468)
MGPI Processing, Inc.	(11)	(751)
National Beverage Corp.	(11)	(510)
Pigeon Corp.	(25)	(1,019)
Remy Cointreau SA	(8)	(1,155)
The A2 Milk Company (Export) Limited	(133)	(1,289)
Treasury Wine Estates Limited	(128)	(1,345)
		(17,265)
Health Care (3.1%)
Ain Holdings Inc	(18)	(1,033)
Align Technology, Inc.	(9)	(2,494)
Allogene Therapeutics, Inc.	(33)	(893)
Covetrus, Inc.	(29)	(719)
Exact Sciences Corporation	(13)	(1,570)
Genmab A/S	(7)	(1,300)
Nevro Corp.	(18)	(1,175)
Select Medical Holdings Corporation	(70)	(1,109)
Tabula Rasa HealthCare Inc.	(25)	(1,241)
Teladoc Health, Inc.	(19)	(1,281)
		(12,815)
Communication Services (2.9%)
ASOS Plc	(27)	(873)
Cogent Communications Group, Inc.	(26)	(1,542)
Line Corporation	(31)	(881)
Netflix, Inc.	(6)	(2,383)
Pinterest, Inc. - Class A	(52)	(1,408)
Tencent Holdings Limited	(37)	(1,653)
World Wrestling Entertainment, Inc. - Class A	(19)	(1,345)
Zillow Group, Inc. - Class A	(41)	(1,874)
		(11,959)
Utilities (0.7%)
Hong Kong & China Gas Co. Ltd.	(541)	(1,200)
Severn Trent PLC	(66)	(1,718)
		(2,918)
Real Estate (0.6%)
Iron Mountain Incorporated	(50)	(1,569)
Public Storage	(5)	(1,148)
		(2,717)
Total Common Stocks (proceeds $188,046)		(201,100)
RIGHTS (0.1%)
Hertz Global Holdings, Inc. (b)	(94)	(183)
Total Rights (proceeds $-)		(183)
Total Securities Sold Short (48.4%) (proceeds $188,046)		(201,283)

(a)  The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,560 and 0.4%, respectively.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

JNL/Crescent High Income Fund
CORPORATE BONDS AND NOTES 77.6%
Communication Services 14.1%
Altice France
6.25%, 05/15/24 (a)	1,900	1,957
AMC Networks, Inc.
5.00%, 04/01/24	2,500	2,573
Block Communications, Inc.
6.88%, 02/15/25 (a)	1,475	1,538
Cablevision Systems Corporation
5.88%, 09/15/22	6,000	6,348
CCO Holdings, LLC
5.88%, 04/01/24 (a)	1,750	1,829
5.38%, 05/01/25 (a)	8,000	8,281
CenturyLink, Inc.
5.80%, 03/15/22	1,750	1,828
6.75%, 12/01/23 (b)	4,000	4,322
7.50%, 04/01/24 (b)	1,400	1,547

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

46

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	3,000	3,063
CSC Holdings, LLC
5.13%, 12/15/21 (a)	1,500	1,500
5.50%, 05/15/26 (a)	2,500	2,625
DISH DBS Corporation
6.75%, 06/01/21	1,250	1,311
5.88%, 07/15/22	3,750	3,809
5.00%, 03/15/23	2,650	2,544
Frontier Communications Corporation
8.50%, 04/01/26 (a)	2,675	2,597
Gannett Co., Inc.
5.50%, 09/15/24 (a)	2,250	2,313
Hughes Satellite Systems Corporation
7.63%, 06/15/21	2,500	2,688
Iheartcommunications, Inc.
8.38%, 05/01/27	600	628
Intelsat Jackson Holdings S.A.
9.50%, 09/30/22 (a)	2,500	2,920
Match Group, Inc.
6.38%, 06/01/24	2,000	2,100
Netflix, Inc.
5.75%, 03/01/24	2,500	2,707
Salem Media Group, Inc.
6.75%, 06/01/24 (c) (d)	1,475	1,290
SBA Communications Corporation
4.88%, 09/01/24	2,000	2,058
Sirius XM Radio Inc.
5.38%, 04/15/25 (a)	5,750	5,939
Sprint Communications, Inc.
6.00%, 11/15/22	900	938
Sprint Corporation
7.25%, 09/15/21	8,750	9,303
7.88%, 09/15/23	3,000	3,262
7.13%, 06/15/24	750	796
Telecom Italia S.p.A.
5.30%, 05/30/24 (a)	2,000	2,070
T-Mobile USA, Inc.
6.00%, 03/01/23 - 04/15/24	3,800	3,927
5.13%, 04/15/25	750	781
Townsquare Media, Inc.
6.50%, 04/01/23 (c) (d)	1,150	1,141
Univision Communications Inc.
5.13%, 05/15/23 (a)	1,500	1,466
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a)	2,547	2,632
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,299
		98,930
Financials 12.7%
Acrisure, LLC
8.13%, 02/15/24 (a)	2,500	2,580
Ally Financial Inc.
4.13%, 02/13/22	1,000	1,024
5.75%, 11/20/25	3,250	3,602
Altice Financing S.A.
6.63%, 02/15/23 (a)	2,250	2,306
AssuredPartners, Inc.
7.00%, 08/15/25 (a)	1,000	996
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (e) (f)	3,800	1,124
Cemex Finance LLC
6.00%, 04/01/24 (c) (d)	750	773
CIT Group Inc.
5.00%, 08/15/22	5,250	5,557
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,575	1,615
Credit Acceptance Corporation
6.13%, 02/15/21	3,000	3,008
7.38%, 03/15/23	2,044	2,122
DAE Funding LLC
4.50%, 08/01/22 (a)	2,000	2,031
Diamond Finance International Limited
7.13%, 06/15/24 (a)	5,000	5,278
	Shares/Par[1]	Value ($)
Genworth Holdings, Inc.
4.90%, 08/15/23	1,250	1,079
Goeasy Ltd.
7.88%, 11/01/22 (a)	1,500	1,570
HLF Financing SaRL, LLC
7.25%, 08/15/26 (a)	2,500	2,511
Icahn Enterprises L.P.
6.25%, 02/01/22	2,775	2,851
6.38%, 12/15/25	3,475	3,552
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	1,250	1,341
Jefferies Finance LLC
6.25%, 06/03/26 (a)	1,225	1,235
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,250	1,255
Level 3 Financing, Inc.
5.38%, 01/15/24	4,785	4,885
5.25%, 03/15/26	1,000	1,036
Nexstar Escrow Corporation
5.63%, 08/01/24 (a)	2,500	2,588
Nielsen Finance LLC
5.00%, 04/15/22 (a)	5,000	4,995
Oxford Finance LLC
6.38%, 12/15/22 (a) (b)	1,500	1,544
Rassman, Joel H.
4.88%, 11/15/25	1,850	1,942
SLM Corporation
7.25%, 01/25/22	500	541
6.13%, 03/25/24	7,750	7,940
Solera, LLC
10.50%, 03/01/24 (a)	2,850	3,087
Springleaf Finance Corporation
5.63%, 03/15/23	2,250	2,390
6.13%, 03/15/24	500	538
7.13%, 03/15/26	4,375	4,775
Starwood Property Trust, Inc.
5.00%, 12/15/21 (b)	2,500	2,578
The Royal Bank of Scotland Group Public Limited Company
6.00%, 12/19/23	1,050	1,144
Wand Merger Corporation
8.13%, 07/15/23 (a)	1,750	1,783
		89,176
Consumer Discretionary 10.5%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	1,025	1,040
9.75%, 07/15/27 (a)	1,250	1,245
Altice Luxembourg SA
10.50%, 05/15/27 (a)	1,725	1,771
Altice S.A.
7.75%, 05/15/22 (a)	439	446
AV Homes, Inc.
6.63%, 05/15/22	3,500	3,626
Beazer Homes USA, Inc.
7.25%, 02/01/23 (c)	2,500	2,454
Churchill Downs Incorporated
5.50%, 04/01/27 (a)	1,675	1,756
Cinemark USA, Inc.
4.88%, 06/01/23	1,500	1,523
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,500	1,500
Eldorado Resorts, Inc.
6.00%, 04/01/25	2,000	2,102
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,250	3,435
Hanesbrands Inc.
4.63%, 05/15/24 (a) (b)	3,000	3,113
International Game Technology PLC
6.25%, 02/15/22 (a)	1,750	1,848
6.50%, 02/15/25 (a)	1,250	1,367
KGA Escrow, LLC
7.50%, 08/15/23 (a)	2,300	2,387
L Brands, Inc.
5.63%, 10/15/23	2,500	2,588

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Lamar Media Corp.
5.00%, 05/01/23	2,750	2,798
Lennar Corporation
4.75%, 05/30/25	4,250	4,500
MGM Resorts International
5.75%, 06/15/25 (b)	6,500	7,066
Nexteer Automotive Group Limited
5.88%, 11/15/21 (a)	1,000	1,016
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (a)	900	935
8.50%, 05/15/27 (a)	450	463
QVC, Inc.
4.85%, 04/01/24	2,250	2,325
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,278
Scientific Games International, Inc.
10.00%, 12/01/22	1,045	1,099
Silversea Cruise Finance Ltd.
7.25%, 02/01/25 (a)	1,000	1,075
Sinclair Television Group, Inc.
5.63%, 08/01/24 (a)	3,000	3,081
Tempur Sealy International, Inc.
5.63%, 10/15/23	3,000	3,101
Videotron ltee
5.00%, 07/15/22	3,500	3,674
Viking Cruises Limited
6.25%, 05/15/25 (c) (d)	1,000	1,030
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	2,525	2,651
Wyndham Destinations, Inc.
5.40%, 04/01/24 (g)	2,000	2,094
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	1,225	1,222
		73,609
Health Care 9.3%
Acadia Healthcare Company, Inc.
6.50%, 03/01/24	2,000	2,084
Avantor, Inc.
9.00%, 10/01/25 (a)	2,000	2,228
Bausch Health Companies Inc.
7.00%, 03/15/24 (a)	5,000	5,313
6.13%, 04/15/25 (a)	4,500	4,590
Centene Corporation
5.63%, 02/15/21	700	713
4.75%, 01/15/25	3,300	3,405
Community Health Systems, Inc.
8.00%, 11/15/19	1,000	989
5.13%, 08/01/21 (b)	500	492
6.25%, 03/31/23	2,800	2,695
8.63%, 01/15/24 (a)	1,750	1,754
DaVita Inc.
5.13%, 07/15/24 (b)	1,750	1,752
Elanco Animal Health
4.27%, 08/28/23 (h)	1,525	1,600
Endo Designated Activity Company
5.88%, 10/15/24 (a) (b)	2,275	2,169
HCA Inc.
5.88%, 05/01/23	8,500	9,240
5.38%, 02/01/25	1,300	1,403
Horizon Pharma, Inc.
6.63%, 05/01/23	474	488
8.75%, 11/01/24 (a)	250	269
Mallinckrodt International Finance S.A.
4.88%, 04/15/20 (a) (b)	750	724
5.75%, 08/01/22 (a) (b)	1,750	1,497
5.63%, 10/15/23 (a) (b)	1,000	756
Mednax, Inc.
5.25%, 12/01/23 (a)	1,500	1,481
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	500	468
Polaris Intermediate School
8.50%, 12/01/22 (a) (i)	1,000	883
Prestige Brands, Inc.
5.38%, 12/15/21 (a)	2,500	2,518
	Shares/Par[1]	Value ($)
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 05/01/23 (a)	1,625	1,727
Select Medical Corporation
6.38%, 06/01/21	2,750	2,755
Tenet Healthcare Corporation
8.13%, 04/01/22	1,500	1,575
6.75%, 06/15/23	1,500	1,508
5.13%, 05/01/25	500	505
6.25%, 02/01/27 (a)	7,500	7,725
		65,306
Energy 8.5%
Antero Resources Corporation
5.13%, 12/01/22	3,750	3,600
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	2,500	2,649
7.00%, 11/01/26 (a)	500	457
Blue Racer Midstream, LLC
6.13%, 11/15/22 (a)	750	762
Cheniere Energy Partners, L.P.
5.63%, 10/01/26 (a)	1,500	1,583
Chesapeake Energy Corporation
7.00%, 10/01/24 (b)	1,500	1,347
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,000	997
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	3,426
Denbury Resources Inc.
9.00%, 05/15/21 (a)	1,650	1,624
Diamondback Energy, Inc.
5.38%, 05/31/25	300	316
Energy Transfer LP
5.25%, 04/15/29	2,250	2,513
Enlink Midstream, LLC
4.15%, 06/01/25	1,000	983
Exterran Corporation
6.00%, 10/01/22	2,000	2,026
Genesis Energy, L.P.
5.63%, 06/15/24	1,250	1,210
Gulfport Energy Corporation
6.63%, 05/01/23	1,250	1,075
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	2,125	2,192
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	1,025	1,020
Murphy Oil Corporation
6.88%, 08/15/24	1,500	1,577
Murphy Oil USA, Inc.
6.00%, 08/15/23 (b)	2,575	2,651
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	1,500	1,403
NGL Energy Partners LP
7.50%, 11/01/23	750	783
Oasis Petroleum Inc.
6.88%, 01/15/23	2,000	1,999
Oceaneering International, Inc.
4.65%, 11/15/24	1,000	986
QEP Resources, Inc.
5.25%, 05/01/23	2,000	1,926
Range Resources Corporation
5.88%, 07/01/22	2,250	2,247
5.00%, 08/15/22	500	478
Rose Rock Midstream, L.P.
5.63%, 07/15/22 - 11/15/23	2,500	2,435
Summit Midstream Holdings, LLC
5.50%, 08/15/22	1,000	961
Sunoco LP
4.88%, 01/15/23	1,500	1,535
5.50%, 02/15/26	1,500	1,561
Tallgrass Energy Partners, LP
5.50%, 09/15/24 (a)	750	774
Targa Resource Corporation
5.25%, 05/01/23	1,250	1,267
5.13%, 02/01/25	1,750	1,804

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Transocean Inc
9.00%, 07/15/23 (a)	2,250	2,391
Transocean Pontus Limited
6.13%, 08/01/25 (a)	473	487
W&T Offshore, Inc.
9.75%, 11/01/23 (a)	1,000	959
Whiting Petroleum Corporation
6.25%, 04/01/23 (b)	2,250	2,245
WPX Energy, Inc.
5.25%, 09/15/24	1,250	1,279
		59,528
Industrials 6.9%
Arconic Inc.
5.13%, 10/01/24	3,050	3,216
ARD Securities Finance SARL
8.50%, 01/31/23 (a) (i)	2,913	2,932
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	775	810
Bombardier Inc.
6.00%, 10/15/22 (a)	2,500	2,511
7.50%, 03/15/25 (a)	2,500	2,510
Builders FirstSource, Inc.
6.75%, 06/01/27 (a)	2,000	2,115
Fortress Transportation and Infrastructrue Investors LLC
6.75%, 03/15/22 (a)	1,750	1,820
6.50%, 10/01/25 (a)	1,000	1,030
H&E Equipment Services, Inc.
5.63%, 09/01/25	1,000	1,027
Herc Rentals Inc.
7.50%, 06/01/22 (a)	2,450	2,544
Hertz Vehicle Financing II LP
5.88%, 10/15/20	4,375	4,381
Mobile Mini, Inc.
5.88%, 07/01/24	2,425	2,506
Pitney Bowes Inc.
4.63%, 03/15/24 (b)	1,500	1,360
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a)	1,476	1,550
5.25%, 04/15/24 (a)	1,000	1,018
Stericycle, Inc.
5.38%, 07/15/24 (a) (b)	1,375	1,432
The ADT Security Corporation
3.50%, 07/15/22	350	349
4.13%, 06/15/23	4,400	4,402
TransDigm Inc.
6.00%, 07/15/22	3,000	3,038
6.25%, 03/15/26 (a)	1,000	1,048
United Airlines Holdings Inc.
4.88%, 01/15/25	4,500	4,621
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,114
6.75%, 08/15/24 (a)	1,425	1,519
		48,853
Materials 6.7%
Alcoa Nederland Holding B.V.
6.75%, 09/30/24 (a)	1,750	1,844
Ardagh Packaging Finance Public Limited Company
4.63%, 05/15/23 (a)	4,000	4,072
Ashland LLC
4.75%, 08/15/22 (g)	1,250	1,307
Ball Corporation
5.00%, 03/15/22	2,500	2,629
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	1,125	1,169
Berry Global, Inc.
5.50%, 05/15/22	1,850	1,875
Cascades Inc.
5.75%, 07/15/23 (a)	2,500	2,527
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (a)	1,500	1,650
CF Industries, Inc.
3.45%, 06/01/23 (b)	1,250	1,254
	Shares/Par[1]	Value ($)
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a)	1,250	1,296
Freeport-McMoRan Inc.
4.55%, 11/14/24	7,550	7,721
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	175	177
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	1,500	1,500
7.25%, 04/15/25 (a) (b)	750	724
Norbord Inc.
5.75%, 07/15/27 (c) (d)	600	606
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	1,000	1,038
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	2,550	2,655
PQ Corporation
6.75%, 11/15/22 (a)	1,000	1,036
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	6,850	6,979
Sealed Air Corporation
5.13%, 12/01/24 (a) (b)	2,000	2,103
Standard Industries Inc.
5.38%, 11/15/24 (a)	2,750	2,846
		47,008
Information Technology 4.6%
Cardtronics plc
5.50%, 05/01/25 (a)	3,000	2,984
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	750	703
Dell Inc.
6.50%, 04/15/38	1,000	1,045
EIG Investors Corp.
10.88%, 02/01/24	1,975	2,093
First Data Corporation
5.75%, 01/15/24 (a)	1,500	1,543
Ingram Micro Inc.
5.00%, 08/10/22	1,450	1,463
5.45%, 12/15/24 (g)	1,800	1,836
J2 Cloud Services, LLC
6.00%, 07/15/25 (a)	2,050	2,147
NCR Corporation
5.00%, 07/15/22	2,750	2,772
Open Text Corp
5.63%, 01/15/23 (a)	1,500	1,540
5.88%, 06/01/26 (a)	1,250	1,326
Plantronics, Inc.
5.50%, 05/31/23 (a)	1,000	999
Sabre GLBL Inc.
5.25%, 11/15/23 (a)	1,750	1,802
Seagate HDD Cayman
4.75%, 06/01/23 - 01/01/25	3,500	3,588
Symantec Corporation
5.00%, 04/15/25 (a)	1,850	1,896
Xerox Corporation
4.50%, 05/15/21	2,500	2,560
4.13%, 03/15/23 (h)	1,750	1,783
		32,080
Real Estate 1.6%
Equinix, Inc.
5.38%, 01/01/22	1,500	1,540
5.75%, 01/01/25	500	521
Greystar Real Estate Partners, LLC
5.75%, 12/01/25 (a)	1,000	1,022
iStar Inc.
5.25%, 09/15/22	3,050	3,121
Kennedy-Wilson, Inc.
5.88%, 04/01/24	1,250	1,282
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	1,750	1,885
Newmark Group, Inc.
6.13%, 11/15/23 (h)	1,625	1,720
		11,091

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

49

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 1.5%
Albertsons Companies, Inc.
6.63%, 06/15/24	1,250	1,295
Clearwater Seafoods Incorporated
6.88%, 05/01/25 (c) (d)	1,075	1,078
Cott Holdings Inc.
5.50%, 04/01/25 (a)	1,500	1,528
Energizer Holdings, Inc.
5.50%, 06/15/25 (a)	1,250	1,264
7.75%, 01/15/27 (a)	1,000	1,081
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (a)	1,825	1,607
Post Holdings, Inc.
5.75%, 03/01/27 (a)	2,500	2,578
		10,431
Utilities 1.2%
AmeriGas Partners, L.P.
5.63%, 05/20/24	1,000	1,067
Calpine Corporation
5.88%, 01/15/24 (a)	2,750	2,821
5.50%, 02/01/24	1,500	1,493
Clearway Energy Operating LLC
5.38%, 08/15/24	750	764
The AES Corporation
4.50%, 03/15/23	2,600	2,669
		8,814
Total Corporate Bonds And Notes (cost $540,362)		544,826
SENIOR LOAN INTERESTS 19.1%
Consumer Discretionary 4.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (j)	589	584
Academy, Ltd.
2015 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 07/05/22 - 07/16/22 (j)	147	104
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (j) (k)	22	22
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (j) (k)	218	217
AMCP Clean Acquisition Company, LLC
2018 Delayed Draw Term Loan, 6.85%, (3M LIBOR + 4.25%), 07/10/25 (j)	148	146
2018 Term Loan, 6.85%, (3M LIBOR + 4.25%), 07/10/25 (j)	613	605
American Bath Group, LLC
2018 Term Loan B, 6.85%, (3M LIBOR + 4.25%), 09/30/23 (c) (j)	1,410	1,398
Anastasia Parent, LLC
2018 Term Loan B, 6.19%, (3M LIBOR + 3.75%), 08/03/25 (j)	290	247
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (j)	690	658
Belfor Holdings Inc.
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 02/15/26 (j)	320	322
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.67%, (3M LIBOR + 3.25%), 09/20/24 (j)	455	453
Boyd Gaming Corporation
Term Loan B3, 4.61%, (3M LIBOR + 2.25%), 09/15/23 (j)	678	674
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (j)	708	696
California Pizza Kitchen, Inc.
Term Loan, 8.53%, (3M LIBOR + 6.00%), 12/31/22 (j)	1,056	1,031
2016 2nd Lien Term Loan, 0.00%, (3M LIBOR + 10.00%), 08/23/23 (c) (j) (k) (l)	230	219
Camelot UK Holdco Limited
Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (j)	212	212
	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (j)	789	788
Comet Acquisition, Inc.
2nd Lien Term Loan, 10.02%, (3M LIBOR + 7.50%), 10/23/26 (c) (j)	530	525
CSC Holdings, LLC
2018 Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/12/26 (j)	398	392
Dhanani Group Inc.
2018 Term Loan B, 6.19%, (3M LIBOR + 3.75%), 06/22/25 (j)	235	226
Digital Room Holdings, Inc.
Term Loan, 0.00%, (3M LIBOR + 5.00%), 05/14/26 (j) (k)	524	508
Dynacast International LLC
Term Loan B2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (j)	602	580
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (j)	92	91
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (j)	115	114
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (j)	414	409
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (j)	554	546
Kettle Cuisine, LLC
2018 Term Loan, 6.14%, (3M LIBOR + 3.75%), 08/22/25 (j) (l)	1,271	1,256
Lakeland Tours, LLC
2017 1st Lien Term Loan B, 6.40%, (3M LIBOR + 4.00%), 12/06/24 (j)	123	123
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (j)	579	575
LifeMiles Ltd.
Term Loan B, 0.00%, (3M LIBOR + 5.50%), 08/17/22 (j) (k)	350	349
Term Loan B, 7.94%, (3M LIBOR + 5.50%), 08/17/22 (j)	1,167	1,164
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (j)	70	70
Midas Intermediate Holdco II, LLC
Incremental Term Loan B, 5.35%, (3M LIBOR + 2.75%), 08/18/21 (j)	256	248
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 08/20/21 (j)	237	236
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/30/23 (j)	218	203
Next Level Apparel Inc
2018 Term Loan, 0.00%, (3M LIBOR + 6.00%), 06/26/24 (c) (j) (k) (l)	209	206
2018 Term Loan, 8.37%, (3M LIBOR + 6.00%), 06/26/24 (c) (j) (l)	735	724
NVA Holdings, Inc.
Term Loan B3, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (j)	395	395
Term Loan B4, 5.94%, (3M LIBOR + 3.50%), 02/15/25 (j)	31	31
PCI Gaming Authority
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/15/26 (j) (k)	131	131
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (j)	344	344
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (j)	117	114
Playpower, Inc.
2019 Term Loan, 7.98%, (3M LIBOR + 5.50%), 04/26/26 (j)	1,700	1,702

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Pre-Paid Legal Services, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 04/02/22 (j)	400	399
Pure Fishing, Inc.
Term Loan, 6.95%, (3M LIBOR + 4.50%), 12/14/25 (j)	320	304
Quidditch Acquisition, Inc.
2018 Term Loan B, 9.43%, (3M LIBOR + 7.00%), 03/15/25 (c) (j) (l)	647	647
Rentpath, Inc.
Term Loan, 7.16%, (3M LIBOR + 4.75%), 12/17/21 (j)	1,452	832
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (j)	84	82
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (j)	348	342
SHO Holding I Corporation
Term Loan, 7.58%, (3M LIBOR + 5.00%), 10/27/22 (c) (j)	1,185	1,120
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (j)	323	323
Spin Holdco Inc.
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 11/14/22 (j)	472	462
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (j)	433	415
Station Casinos LLC
2016 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 05/24/23 (j)	320	318
2016 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/08/23 (j) (k)	388	386
Strategic Partners Acquisition Corp.
Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/09/23 (c) (j) (l)	714	713
TGP Holdings III, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.25%), 09/21/24 (j)	792	724
2nd Lien Term Loan, 11.10%, (3M LIBOR + 8.50%), 09/16/25 (c) (j)	210	195
TMK Hawk Parent Corp.
2017 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 09/11/24 (j)	483	400
TruGreen Limited Partnership
2019 Term Loan, 6.16%, (3M LIBOR + 3.75%), 03/19/26 (j)	711	712
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (j)	121	115
Varsity Brands, Inc.
2017 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 12/07/24 (j)	301	295
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/23/26 (j)	61	61
Wheel Pros, LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 04/04/25 (c) (j) (k)	350	346
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (j)	443	427
World Triathlon Corporation
Term Loan, 6.85%, (3M LIBOR + 4.25%), 06/25/21 (c) (j)	201	201
Wrench Group LLC
2019 Delayed Draw Term Loan, 0.00%, 04/10/26 (j) (k)	68	68
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 04/10/26 (j) (k)	205	205
2019 Term Loan B, 6.69%, (3M LIBOR + 4.25%), 04/30/26 (j)	200	199
Wyndham Hotels & Resorts, Inc.
Term Loan B, 4.19%, (3M LIBOR + 1.75%), 03/29/25 (j)	717	715
		30,644
	Shares/Par[1]	Value ($)
Financials 3.4%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (j)	704	700
Alera Group Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 07/26/25 (j)	135	134
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (j)	498	486
AqGen Ascensus, Inc.
2017 Repriced Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/05/22 (j) (k)	12	12
Term Loan, 6.60%, (3M LIBOR + 4.00%), 12/05/22 (j)	473	473
ASP MCS Acquisition Corp.
Term Loan B, 7.19%, (3M LIBOR + 4.75%), 05/09/24 (j)	544	334
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (j)	707	699
Asurion LLC
2018 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 11/03/23 (j)	20	20
2018 Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 11/15/24 (j)	521	519
2017 2nd Lien Term Loan, 8.90%, (3M LIBOR + 6.50%), 08/04/25 (j)	528	535
Belron Finance US LLC
USD Term Loan B, 5.07%, (3M LIBOR + 2.50%), 11/15/24 (j)	593	592
Blackstone CQP Holdco LP
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 05/29/24 (j) (k)	352	352
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.25%), 10/04/24 (j)	453	443
Citadel Securities LP
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 02/20/26 (j) (k)	118	118
Term Loan B, 5.93%, (3M LIBOR + 3.50%), 02/20/26 (j)	432	432
CRCI Longhorn Holdings, Inc.
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 08/02/25 (j)	197	195
Crown Finance US, Inc.
Term Loan, 4.65%, (3M LIBOR + 2.25%), 02/05/25 (j)	577	567
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.69%, (3M LIBOR + 3.25%), 08/15/25 (j)	938	934
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (j)	355	354
EIG Management Company, LLC
2018 Term Loan B, 6.18%, (3M LIBOR + 3.75%), 01/30/25 (j)	639	638
Franklin Square Holdings, L.P.
2018 Term Loan B, 4.93%, (3M LIBOR + 2.50%), 07/26/25 (j)	122	122
Genworth Holdings, Inc.
Term Loan, 6.99%, (3M LIBOR + 4.50%), 02/22/23 (j)	428	431
GGC Aperio Holdings, L.P.
Term Loan, 0.00%, (3M LIBOR + 5.00%), 12/12/24 (c) (j) (k) (l)	300	303
Term Loan, 7.60%, (3M LIBOR + 5.00%), 12/31/35 (c) (j) (l)	1,060	1,071
GK Holdings, Inc.
1st Lien Term Loan, 8.60%, (3M LIBOR + 6.00%), 01/29/21 (c) (j) (l)	1,458	1,196
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 6.44%, (3M LIBOR + 4.00%), 05/14/25 (j)	242	240
Ineos US Finance LLC
2017 USD Term Loan B, 0.00%, (3M LIBOR + 2.00%), 03/31/24 (j) (k)	494	487

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

51

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2017 USD Term Loan B, 4.40%, (3M LIBOR + 2.00%), 03/31/24 (j)	217	214
iStar, Inc.
2016 Term Loan B, 5.13%, (3M LIBOR + 2.75%), 06/30/20 (j)	110	110
2016 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 06/30/20 (j)	108	108
Jane Street Group, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 08/25/22 (j)	648	644
Jefferies Finance LLC
2019 Term Loan, 6.25%, (3M LIBOR + 3.75%), 05/22/26 (j)	333	332
Kestra Advisor Services Holdings A, Inc.
2019 Term Loan, 0.00%, (3M LIBOR + 4.25%), 04/10/27 (j) (k)	333	331
2019 Term Loan, 6.78%, (3M LIBOR + 4.25%), 04/10/27 (j)	1,049	1,041
Kingpin Intermediate Holdings LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 07/03/24 (j)	647	646
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (j)	710	704
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 09/23/24 (j)	428	426
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 04/04/25 (j)	180	177
Resolute Investment Managers, Inc.
2017 1st Lien Term Loan B, 5.85%, (3M LIBOR + 3.25%), 05/02/22 (j)	499	498
2017 2nd Lien Term Loan, 10.08%, (3M LIBOR + 7.50%), 04/30/23 (c) (j)	540	540
RSC Acquisition, Inc.
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.25%), 11/30/22 (c) (j) (l)	1,121	1,115
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (j)	711	700
StepStone Group LP
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 03/14/25 (c) (j) (l)	1,359	1,359
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (j)	718	716
UPC Financing Partnership
USD Term Loan AR, 4.89%, (3M LIBOR + 2.50%), 01/15/26 (j)	897	896
VFH Parent LLC
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (j)	424	425
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (j) (k)	476	476
		23,845
Health Care 2.7%
ADMI Corp.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/06/24 (j)	707	695
Affordable Care Holding Corp.
2015 1st Lien Term Loan, 7.23%, (3M LIBOR + 4.75%), 10/24/22 (c) (j) (l)	227	220
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (j)	238	237
Albany Molecular Research, Inc.
2017 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 08/08/24 (j)	450	442
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (j)	856	849
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (j)	1	1
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (j)	444	442
	Shares/Par[1]	Value ($)
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 (j)	26	25
Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (j)	483	476
Avalign Technologies, Inc.
2018 Term Loan B, 6.94%, (3M LIBOR + 4.50%), 12/19/25 (c) (j)	1,125	1,119
BioClinica, Inc.
1st Lien Term Loan, 6.81%, (3M LIBOR + 4.25%), 10/06/23 (j)	262	247
Carestream Health, Inc.
1st Lien Term Loan, 8.19%, (1M LIBOR + 5.75%), 02/28/21 (j)	254	245
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/07/23 (j) (k)	545	541
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (j)	378	376
CVS Holdings I, LP
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/01/25 (j)	212	212
DaVita, Inc.
Term Loan B, 5.14%, (1M LIBOR + 2.75%), 06/20/21 (j)	520	519
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 05/09/25 (j)	344	340
1st Lien Delayed Draw Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/01/25 (j)	87	86
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 04/12/24 (j)	448	420
Envision Healthcare Corporation
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/27/25 (j) (k)	139	122
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (j)	318	280
Femur Buyer, Inc.
1st Lien Term Loan, 6.98%, (3M LIBOR + 4.50%), 03/05/26 (c) (j) (l)	179	180
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (j)	705	705
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.61%, (3M LIBOR + 2.25%), 01/24/25 (j)	58	58
HLF Financing S.a r.l.
2018 Term Loan B, 5.69%, (3M LIBOR + 3.25%), 08/11/25 (j)	479	479
IQVIA Inc.
2017 USD Term Loan B2, 4.33%, (1M LIBOR + 2.00%), 01/17/25 (j)	124	124
2018 USD Term Loan B3, 4.19%, (3M LIBOR + 1.75%), 06/07/25 (j)	169	168
Mallinckrodt International Finance S.A.
USD Term Loan B, 5.35%, (3M LIBOR + 2.75%), 09/24/24 (j)	262	235
2018 Term Loan B, 5.53%, (3M LIBOR + 3.00%), 02/24/25 (j)	175	158
MDVIP, Inc.
2017 Term Loan, 6.68%, (3M LIBOR + 4.25%), 01/12/24 (c) (j) (l)	1,106	1,104
National Mentor Holdings, Inc.
2019 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (j)	320	321
2019 Term Loan C, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (j)	20	20
NMSC Holdings, Inc.
1st Lien Term Loan, 7.58%, (3M LIBOR + 5.00%), 04/11/23 (c) (j)	285	285
Parexel International Corporation
Term Loan B, 5.15%, (3M LIBOR + 2.75%), 08/06/24 (j)	380	364
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 5.18%, (3M LIBOR + 2.75%), 02/01/25 (j)	375	362

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

52

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2018 Delayed Draw Term Loan, 5.18%, (3M LIBOR + 2.75%), 02/01/25 (j)	84	81
Press Ganey Holdings, Inc.
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 2.75%), 10/17/23 (j)	521	521
Professional Physical Therapy
Term Loan, 0.00%, (3M LIBOR + 3.50%), 12/16/22 (c) (j) (k) (l)	129	106
Term Loan, 5.00%, (3M LIBOR + 3.50%), 12/16/22 (c) (j) (l)	1,519	1,252
Prospect Medical Holdings, Inc.
2018 Term Loan B, 7.94%, (3M LIBOR + 5.50%), 02/12/24 (j)	466	439
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (j)	538	534
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (j)	1	1
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (j)	196	196
Syneos Health, Inc.
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 08/25/24 (j)	289	288
Tecomet Inc.
Term Loan, 5.91%, (3M LIBOR + 3.50%), 04/18/24 (j)	418	415
U.S. Renal Care, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/11/26 (j) (k)	472	463
Universal Health Services, Inc.
Term Loan B, 4.19%, (3M LIBOR + 1.75%), 10/24/25 (j)	100	100
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (j)	466	466
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (j)	635	635
Viant Medical Holdings, Inc.
2018 1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 06/26/25 (j)	262	261
Zest Acquisition Corp.
2018 1st Lien Term Loan, 0.06%, (3M LIBOR + 3.50%), 03/08/25 (j)	999	946
		19,161
Information Technology 2.6%
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (j)	192	187
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (j)	30	29
Ascend Learning, LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 06/29/24 (j)	446	439
Avast Software B.V.
2018 USD Term Loan B, 0.00%, (3M LIBOR + 2.25%), 09/30/23 (j) (k)	244	243
2018 USD Term Loan B, 4.58%, (3M LIBOR + 2.25%), 09/30/23 (j)	166	165
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (j)	709	677
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (j)	497	493
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (j)	30	30
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (j)	278	277
Compuware Corporation
2018 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 08/07/25 (j) (k)	135	135
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 08/25/25 (j)	259	258
	Shares/Par[1]	Value ($)
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (j)	792	788
DiscoverOrg, LLC
2019 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 01/29/26 (j)	165	164
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (j)	463	461
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (j)	425	412
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (j)	445	445
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (j)	445	408
IG Investment Holdings, LLC
2018 1st Lien Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/14/25 (j)	175	173
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (j)	706	703
MA FinanceCo., LLC
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (j)	55	54
Mediaocean LLC
1st Lien Term Loan, 6.69%, (3M LIBOR + 4.25%), 08/04/22 (j)	231	230
MH Sub I, LLC
2017 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/09/24 (j)	705	692
Microchip Technology Incorporated
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 05/16/25 (j)	475	472
Netsmart, Inc.
Term Loan D1, 6.19%, (3M LIBOR + 3.75%), 04/19/23 (c) (j)	219	217
NeuStar, Inc.
2018 Term Loan B4, 5.90%, (3M LIBOR + 3.50%), 08/08/24 (j)	430	416
Nuvei Technologies Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/26 (j) (k)	830	818
Omnitracs, Inc.
2018 Term Loan B, 5.10%, (3M LIBOR + 2.75%), 03/13/25 (j)	511	503
Plantronics Inc
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 06/01/25 (j)	379	376
PSAV Holdings LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/23/25 (j)	7	6
2018 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 02/23/25 (j)	106	103
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 02/23/25 (j)	106	103
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (j)	472	461
Red Ventures, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/08/24 (j) (k)	65	65
2018 Term Loan B, 5.44%, (3M LIBOR + 3.00%), 11/08/24 (j)	643	640
Revspring, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 10/05/25 (j) (k)	270	269
1st Lien Term Loan, 6.69%, (3M LIBOR + 4.25%), 10/05/25 (j)	379	378
Riverbed Technology, Inc.
Term Loan, 5.69%, (3M LIBOR + 3.25%), 04/22/22 (j)	277	238
Sabre GLBL Inc.
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 02/22/24 (j)	707	704

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

53

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Seattle Spinco, Inc.
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (j)	370	362
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (j)	469	468
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (j)	127	127
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (j)	186	185
2018 Term Loan B5, 4.65%, (3M LIBOR + 2.25%), 04/16/25 (j)	198	198
Ultimate Software Group Inc(The)
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 04/08/26 (j)	100	100
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (j)	463	448
VT Topco, Inc.
2018 1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/02/25 (j)	172	172
2018 Delayed Draw Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/02/25 (j)	36	36
Web.com Group, Inc.
2018 Term Loan B, 6.16%, (3M LIBOR + 3.75%), 09/17/25 (j)	696	685
Weld North Education, LLC
Term Loan B, 6.85%, (3M LIBOR + 4.25%), 02/08/25 (c) (j)	1,206	1,203
Western Digital Corporation
2018 Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 04/29/23 (j)	460	450
WEX Inc.
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 05/17/26 (j)	476	472
		18,138
Industrials 2.2%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (j)	35	35
American Airlines, Inc.
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (j)	105	103
2018 Term Loan B, 4.06%, (3M LIBOR + 1.75%), 06/11/25 (j)	311	302
API Technologies Corp.
2019 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 05/15/26 (j)	1,050	1,046
APX Group, Inc.
2018 Term Loan B, 7.44%, (3M LIBOR + 5.00%), 03/31/24 (j)	421	401
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (j)	553	552
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (j)	168	162
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (j)	83	80
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (j)	108	105
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/26/25 (j) (k)	68	68
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (j)	890	888
Builders FirstSource, Inc.
2017 Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (j)	66	66
CareerBuilder, LLC
Term Loan, 0.00%, (3M LIBOR + 6.75%), 08/27/23 (c) (j) (k) (l)	11	11
Term Loan, 9.35%, (3M LIBOR + 6.75%), 08/27/23 (c) (j) (l)	638	634
	Shares/Par[1]	Value ($)
Comet Acquisition, Inc.
Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/23/25 (j)	227	223
Compass Power Generation LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 12/20/24 (j) (k)	—	—
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 12/20/24 (j)	214	214
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (j)	450	434
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (j)	65	65
EAB Global, Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/15/22 (c) (j)	1	1
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (c) (j)	226	224
Edward Don & Company, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/25/25 (j) (k)	581	580
2018 Term Loan, 6.69%, (3M LIBOR + 4.25%), 06/25/25 (j)	805	804
Emerald Expositions Holding, Inc.
2017 Term Loan B, 5.19%, (3M LIBOR + 2.75%), 05/22/24 (c) (j)	478	468
Forming Machining Industries Holdings, LLC
Term Loan, 6.75%, (3M LIBOR + 4.25%), 09/24/25 (c) (j) (l)	810	782
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (j)	709	688
Nordam Group Inc, The
Term Loan B, 7.88%, (3M LIBOR + 5.50%), 03/27/26 (j) (l)	394	393
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (j)	470	466
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (j) (k)	101	100
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (j)	377	373
R.R. Donnelley & Sons Company
2018 Term Loan B, 7.44%, (3M LIBOR + 5.00%), 01/15/24 (j)	219	216
Sabre Industries, Inc.
2019 Term Loan B, 6.89%, (3M LIBOR + 4.50%), 04/09/26 (c) (j)	212	211
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/11/25 (j)	397	394
SRS Distribution Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 05/19/25 (j)	458	438
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (j)	446	425
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (j)	431	423
United Rentals, Inc.
Term Loan B, 4.19%, (3M LIBOR + 1.75%), 10/03/25 (j)	150	150
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (j)	465	462
Valet Waste Holdings, Inc.
2018 1st Lien Term Loan, 6.44%, (3M LIBOR + 4.00%), 09/20/25 (j)	1,260	1,250
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/22/26 (j)	40	40
XPO Logistics, Inc.
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 02/23/25 (j)	791	784
		15,061

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

54

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Communication Services 1.3%
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (j)	237	231
Coral-US Co-Borrower, LLC
Term Loan B4, 0.00%, (3M LIBOR + 3.25%), 01/15/26 (j) (k)	504	505
Term Loan B4, 5.69%, (3M LIBOR + 3.25%), 02/02/26 (j)	212	212
CSC Holdings, LLC
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (j)	165	165
E.W. Scripps Company (The)
Incremental Term Loan B1, 5.15%, (3M LIBOR + 2.75%), 04/04/26 (c) (j)	237	237
GoodRx, Inc.
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (j)	149	147
Gray Television, Inc.
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (j)	474	473
GTT Communications, Inc.
2018 USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/27/25 (j)	175	157
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (j) (k)	283	283
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (j)	421	416
ION Media Networks, Inc.
2017 Term Loan B3, 5.19%, (3M LIBOR + 2.75%), 12/18/20 (j)	389	388
Maxar Technologies Ltd.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 07/07/24 (j)	204	184
Meredith Corporation
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (j)	353	352
Mission Broadcasting, Inc.
2018 Term Loan B3, 4.69%, (3M LIBOR + 2.25%), 01/17/24 (j)	46	45
Nexstar Broadcasting, Inc.
2018 Term Loan B3, 4.68%, (3M LIBOR + 2.25%), 01/18/24 (j)	229	227
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (j) (k)	426	424
SBA Senior Finance II LLC
2018 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 03/26/25 (j)	899	887
Speedcast International Limited
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/03/25 (j)	506	498
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (j)	52	51
2018 Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (j)	444	439
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 02/09/23 (j)	399	366
Titan AcquisitionCo New Zealand Limited
Term Loan, 6.83%, (3M LIBOR + 4.25%), 03/29/26 (j)	576	576
Tribune Media Company
Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/27/20 (j)	14	14
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (j)	174	173
Triple Point Technology, Inc.
1st Lien Term Loan, 6.90%, (3M LIBOR + 4.25%), 07/10/20 (j)	428	408
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/15/23 (c) (j) (l)	442	420
2016 1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (c) (j) (l)	—	—
	Shares/Par[1]	Value ($)
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (j)	428	426
WeddingWire, Inc.
1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 10/30/25 (j)	310	310
		9,014
Materials 1.3%
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (j)	157	158
Berlin Packaging LLC
2018 1st Lien Term Loan, 5.43%, (3M LIBOR + 3.00%), 11/01/25 (j)	73	71
2018 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.00%), 11/01/25 (j)	389	377
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.00%), 11/01/25 (j)	10	10
Berry Global, Inc.
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (j) (k)	704	699
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (j)	340	328
Consolidated Container Company LLC
2017 1st Lien Term Loan, 5.15%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (j)	472	464
2017 1st Lien Term Loan, 0.00%, 05/22/24 (j) (k)	3	3
Emerald Performance Materials, LLC
New 1st Lien Term Loan, 5.90%, (1M LIBOR + 3.50%), 07/23/21 (j)	332	331
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.00%), 12/15/23 (j)	570	541
2018 Incremental Term Loan, 5.69%, (3M LIBOR + 3.25%), 06/20/25 (j)	43	41
GrafTech Finance, Inc.
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 02/01/25 (j)	366	359
GYP Holdings III Corp.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 05/15/25 (j) (k)	39	38
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 05/15/25 (j)	198	193
H.B. Fuller Company
2017 Term Loan B, 4.38%, (3M LIBOR + 2.00%), 10/11/24 (j)	541	531
Loparex Holding B.V.
Term Loan, 6.69%, (3M LIBOR + 4.25%), 03/29/25 (c) (j) (l)	316	315
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (j)	667	657
PLZ Aeroscience Corporation
Term Loan, 5.94%, (3M LIBOR + 3.50%), 07/31/22 (j)	449	446
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (j)	5	5
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (j)	188	186
PQ Corporation
2018 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 02/08/25 (j) (k)	39	39
2018 Term Loan B, 5.08%, (3M LIBOR + 2.50%), 02/08/25 (j)	437	435
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (j)	396	391
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (j)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (j)	858	842
Univar Inc.
2017 USD Term Loan B, 4.65%, (3M LIBOR + 2.25%), 07/01/24 (j)	476	474

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Wheel Pros, LLC
1st Lien Term Loan, 7.14%, (3M LIBOR + 4.75%), 04/04/25 (c) (j)	576	569
1st Lien Term Loan, 7.19%, (3M LIBOR + 4.75%), 04/04/25 (c) (j)	401	396
		8,900
Energy 0.5%
California Resources Corporation
Term Loan, 12.80%, (3M LIBOR + 10.38%), 08/05/23 (j)	84	85
Eastern Power, LLC
Term Loan B, 6.19%, (3M LIBOR + 3.75%), 10/02/23 (j)	519	517
Gavilan Resources, LLC
2nd Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 02/24/24 (c) (j)	5	3
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (j)	564	537
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/31/24 (j)	451	438
MHVC Acquisition Corp.
Term Loan, 7.69%, (3M LIBOR + 5.25%), 04/23/24 (c) (j)	1,213	1,200
Murray Energy Corporation
2018 Term Loan B2, 9.77%, (3M LIBOR + 7.25%), 10/17/22 (j)	150	100
NorthRiver Midstream Finance LP
2018 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 10/01/25 (j)	474	473
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (c) (j)	233	220
Prairie ECI Acquiror LP
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 03/07/26 (j)	178	179
		3,752
Real Estate 0.3%
Apollo Commercial Real Estate Finance, Inc
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 05/07/26 (j)	268	266
Capital Automotive L.P.
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (j)	550	550
Forest City Enterprises, L.P.
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/24/25 (j)	299	299
Iron Mountain, Inc.
2018 Term Loan B, 4.19%, (3M LIBOR + 1.75%), 03/02/26 (j)	81	79
Realogy Group LLC
2018 Term Loan B, 4.63%, (3M LIBOR + 2.25%), 01/25/25 (j)	540	513
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (j)	710	701
		2,408
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (j)	100	99
Albertsons, LLC
Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 10/24/25 (j)	465	463
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (j)	412	412
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (j)	474	470
PFS Holding Corporation
2nd Lien Term Loan, 9.69%, (3M LIBOR + 7.25%), 01/31/22 (j)	751	56
	Shares/Par[1]	Value ($)
United Natural Foods, Inc.
Term Loan B, 6.65%, (3M LIBOR + 4.25%), 10/22/25 (j)	226	189
		1,689
Utilities 0.2%
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (j)	595	592
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (j)	50	50
Talen Energy Supply, LLC
2019 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 06/24/26 (j) (k)	217	216
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (j)	196	196
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (j)	77	77
		1,131
Total Senior Loan Interests (cost $137,506)		133,743
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (c) (e) (l)	5	14
Jones Energy, Inc. - Class A (c) (e) (l)	2	26
Total Common Stocks (cost $1,972)		40
GOVERNMENT AND AGENCY OBLIGATIONS 0.0%
Sovereign 0.0%
Petroleos de Venezuela, S.A.
0.00%, 05/17/35 (c) (e) (f) (m)	50	11
Total Government And Agency Obligations (cost $16)		11
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (c) (e) (l)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (c) (e) (l)	27	1
Jones Energy, Inc. (c) (e) (m)	9	—
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA Inc. Escrow (c) (e) (l) (n)	102	—
T-Mobile USA Inc. Escrow (c) (e) (l) (n)	3,600	—
T-Mobile USA, Inc. (c) (e) (l) (n)	175	—
T-Mobile USA, Inc. (c) (e) (l) (n)	2	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 6.4%
Investment Companies 3.3%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	23,447	23,447
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	21,671	21,671
Total Short Term Investments (cost $45,118)		45,118
Total Investments 103.1% (cost $724,984)		723,742
Other Assets and Liabilities, Net (3.1)%		(21,665)
Total Net Assets 100.0%		702,077

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $236,983 and 33.8%, respectively.

(b)  All or a portion of the security was on loan.

(c)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  Non-income producing security.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

56

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(h)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(l)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o)   Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/DFA International Core Equity Fund
COMMON STOCKS 99.1%
Japan 23.1%
Adastria Co. Ltd.	1	21
Adeka Corporation	2	22
Advantest Corporation	1	25
AEON Co. Ltd.	2	31
Aeon Delight Co.,Ltd.	1	24
AEON Financial Service Co. Ltd.	1	23
Aichi Steel Corporation	1	15
AIFUL Corporation (a)	5	11
Ain Holdings Inc	—	23
Air Water Inc.	2	29
Aisin Seiki Co. Ltd.	2	55
Ajinomoto Co. Inc.	1	21
Alfresa Holdings Corp.	1	22
All Nippon Airways Co. Ltd.	1	23
ALPS Alpine Co. Ltd.	2	35
Amada Co. Ltd.	2	23
AMANO Corporation	1	22
Anritsu Corporation	1	23
Aozora Bank, Ltd.	1	26
ArcLand Sakamoto Co., Ltd.	2	21
Arisawa Manufacturing Co., Ltd.	3	23
Asahi Holdings, Inc.	1	22
Asahi Kasei Corp.	4	44
Astellas Pharma Inc.	4	60
Avex Inc.	1	15
Bando Chemical Industries, Ltd.	1	11
Bank of Kyoto Ltd.	1	23
Bank of The Ryukyus, Limited	1	13
BayCurrent Consulting , Inc.	1	23
Belc CO., LTD.	—	15
	Shares/Par[1]	Value ($)
Bellsystem24 Holdings, Inc.	2	22
Bengo4.com, Inc. (a)	1	25
Bic Camera Inc.	2	22
BML Inc.	1	17
BrainPad Inc. (a)	—	24
Brother Industries Ltd.	2	34
Calbee,Inc.	1	22
Central Japan Railway Co.	—	40
China Bank Ltd.	4	21
Chiyoda Co., Ltd.	1	15
ChubuShiryo Co., Ltd.	1	11
Chudenko Corporation	1	21
CMK Corporation	4	22
Colowide Co., Ltd.	1	23
COMSYS Holdings Corporation	1	20
Concordia Financial Group, Ltd.	6	22
Create SD Holdings.Co., Ltd	1	21
Credit Saison Co. Ltd.	2	22
CyberAgent Inc.	1	22
Dai Nippon Printing Co. Ltd.	1	23
Daibiru Corp.	2	20
Daicel Corp.	3	27
Daido Metal Co., Ltd.	3	19
Daido Steel Co., Ltd.	1	23
Daifuke Co. Ltd.	—	23
Daiho Corp.	1	23
Daiichi Jitsugyo Co., Ltd.	1	20
Dai-ichi Life Holdings, Inc.	2	33
Daiichikosho Co., Ltd.	1	23
Daikin Industries Ltd.	—	39
DaikyoNishikawa Corporation	1	11
Dainippon Sumitomo Pharma Co. Ltd.	1	23
Daishi Hokuetsu Financial Group, Inc.	1	13
Daito Pharmaceutical Co.,Ltd.	1	21
Daito Trust Construction Co. Ltd.	—	51
Daiwa House Industry Co. Ltd.	3	93
Daiwa Securities Group Inc.	7	31
Daiwabo Holdings Co., Ltd.	1	24
Denka Company Limited	1	21
Denso Corp.	1	38
Dexerials Corporation	2	12
Doshisha Co., Ltd.	1	11
DOUTOR·NICHIRES Holdings Co., Ltd.	1	23
Dowa Holdings Co. Ltd.	1	23
Earth Corporation	1	22
East Japan Railway Co.	—	37
Eisai Co. Ltd.	—	23
Elecom Co.,Ltd.	1	24
Electric Power Development Co., Ltd.	1	23
En-Japan Inc.	1	23
EPS Holdings Inc	1	22
Exedy Corp.	1	23
Ezaki Glico Co.,Ltd.	1	22
F.C.C. Co. Ltd.	1	23
FamilyMart UNY Holdings Co. Ltd.	1	22
Fast Retailing Co. Ltd.	—	61
Ferrotec Holdings Corporation	3	23
Financial Products Group Co.,Ltd.	3	22
FP Corporation	—	24
Fuji Media Holdings, Inc.	2	22
Fuji Oil Holdings Inc.	1	24
FUJIFILM Holdings Corp.	1	25
Fujitsu Ltd.	—	28
Fukuoka Financial Group, Inc.	2	29
Furukawa Co., Ltd.	2	21
Furukawa Electric Co., Ltd.	1	29
Futaba Corporation	2	22
GMO Financial Holdings, Inc.	3	15
GMO Internet, Inc.	1	24
Goldwin Inc.	—	25
GS Yuasa Corp.	1	17
Gunze Limited	1	22
H.I.S.Co.,Ltd.	1	22
H2O Retailing Corporation	2	23
Hakuhodo DY Holdings Incorporated	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hamamatsu Photonics KK	1	23
Hankyu Hanshin Holdings Inc.	1	25
Harmonic Drive Systems Inc.	1	23
Haseko Corp.	4	38
Heiwa Corporation	1	23
Hiday Hidaka Corp.	1	17
Hino Motors Ltd.	3	25
Hisamitsu Pharmaceutical Co. Inc.	1	24
Hitachi Capital Corporation	1	22
Hitachi Construction Machinery Co. Ltd.	1	29
Hitachi Ltd.	2	62
Hitachi Metals Ltd.	2	22
Hitachi Transport System, Ltd.	1	23
Hokuto Corporation	1	19
Hoshizaki Corporation	—	22
House Foods Group Inc.	1	23
Hoya Corp.	1	62
IBJ Leasing Company, Limited	1	23
IHI Corp.	2	36
Iida Group Holdings Co., Ltd.	1	23
Infocom Corporation	1	23
Inpex Corporation	3	29
Internet Initiative Japan Inc	1	23
Isetan Mitsukoshi Holdings Ltd.	3	25
Ishihara Sangyo Kaisha, Ltd.	2	22
Isuzu Motors Ltd.	4	50
ITO EN, LTD.	1	23
ITOCHU Corp.	2	34
J Trust Co., Ltd.	4	20
J.Front Retailing Co., Ltd.	2	25
JACCS Co., Ltd.	1	18
JAFCO Co., Ltd.	1	22
Japan Airlines Co., Ltd	1	22
Japan Aviation Electronics Industry Ltd.	2	24
Japan Elevator Service Holdings Co.,Ltd.	1	23
Japan Exchange Group Inc.	2	24
Japan Lifeline Co., Ltd.	1	23
Japan Material Co.,Ltd.	2	23
JAPAN POST HOLDINGS Co., Ltd.	3	36
Japan Pulp and Paper Co., Ltd.	—	13
Japan Securities Finance Co., LTD	3	14
JCU Corporation	1	22
JEOL Ltd.	1	22
JFE Holdings Inc.	2	30
JGC Corp.	2	29
JINS Holdings Inc.	—	22
JS Group Corp.	2	25
JSR Corp.	2	35
JTEKT Corp.	2	27
JustSystems Corporation	1	23
JVCKenwood Corporation	8	19
JXTG Holdings, Inc.	17	87
Kagome Co., Ltd.	1	23
Kajima Corp.	2	34
Kakaku.com Inc.	1	23
Kamakura Shinsho, Ltd.	2	21
Kameda Seika Co., Ltd.	1	22
Kanamoto Co. Ltd.	1	23
Kandenko Co., Ltd.	3	23
Kansai Paint Co. Ltd.	1	23
Kawada Technologies,Inc.	—	15
Kawasaki Heavy Industries Ltd.	2	35
Kawasaki Kisen Kaisha, Ltd. (a)	2	23
KDDI Corp.	5	130
Keihan Holdings Co. Ltd.	1	22
Keihin Corporation	2	23
Keikyu Corp.	1	21
Keisei Electric Railway Co. Ltd.	1	22
Kewpie Corporation	1	22
Keyence Corp.	—	62
Kintetsu Corp.	1	24
KLab Inc. (a)	3	23
Kmto Energy K.K.	1	23
Kobe Steel Ltd.	3	23
Koito Manufacturing Co. Ltd.	1	32
	Shares/Par[1]	Value ($)
Komatsu Ltd.	5	128
KOMEDA Holdings Co.,Ltd.	1	23
Komeri Co.,Ltd.	1	22
Komori Corporation	2	22
Konami Corp.	1	23
Konica Minolta Holdings Inc.	5	47
Konishi Co., Ltd.	1	21
Kotobuki Spirits Co., Ltd.	1	24
Kourakuen Holdings Corporation	1	23
Krosaki Harima Corporation	—	23
Kumagai Gumi Co., Ltd.	1	21
Kurita Water Industries Ltd.	1	25
KYB Corporation (a)	1	23
Kyocera Corp.	—	26
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	12
Kyorin Holdings, Inc.	1	23
Kyoritsu Maintenance Co., Ltd.	1	23
Kyowa Exeo Corp.	1	22
Kyushu Financial Group, Inc.	6	22
LAC Co., Ltd	1	21
Lawson Inc.	1	24
Leopalace21 Corporation (a)	8	22
Lintec Corporation	1	23
M&A Capital Partners Co.,Ltd. (a)	—	22
M3, Inc.	1	22
Macnica Fuji Electronics Holdings, Inc.	2	23
Makino Milling Machine Co., Ltd.	1	24
Marudai Food Co., Ltd.	1	15
Marui Group Co. Ltd.	1	22
Marusan Securities Co., Ltd.	3	17
Maruwa Unyu Kikan Co.,Ltd.	1	22
MAX Co.,Ltd.	1	20
Mazda Motor Corp.	3	33
McDonald's Holdings Co. Japan Ltd.	1	22
Mebuki Financial Group, Inc.	9	23
Meiji Holdings Co., Ltd.	—	21
Minebea Mitsumi Inc.	2	34
Miroku Jyoho Service Co., Ltd.	1	16
MISUMI Group Inc.	1	23
Mitsubishi Chemical Holdings Corporation	5	36
Mitsubishi Corp.	3	74
Mitsubishi Electric Corp.	3	42
Mitsubishi Gas Chemical Co. Inc.	2	23
Mitsubishi Heavy Industries Ltd.	1	22
Mitsubishi Logistics Corporation.	1	22
Mitsubishi Materials Corp.	1	37
Mitsubishi Motors Corp.	7	34
Mitsubishi Tanabe Pharma Corp.	2	22
Mitsubishi UFJ Financial Group Inc.	25	119
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	25
Mitsui & Co. Ltd.	3	55
Mitsui Chemicals Inc.	2	37
Mitsui Fudosan Co. Ltd.	1	29
Mitsui High Tec Incorporation	2	16
Mitsui OSK Lines Ltd.	1	22
mixi, Inc.	1	22
Mizuho Financial Group Inc.	40	58
MIZUNO Corporation	1	11
Morinaga Milk Industry Co., Ltd.	1	20
Morita Holdings Corp.	1	12
MS&AD Insurance Group Holdings, Inc.	1	25
Murata Manufacturing Co. Ltd.	1	59
Musashi Seimitsu Industry Co., Ltd.	2	23
Nagase & Co., Ltd.	2	23
Nagoya Railroad Co. Ltd.	1	22
Nankai Electric Railway Co., Ltd.	1	22
NEC Corp.	1	24
NEC Electronics Corp. (a)	5	24
Neturen Co., Ltd.	1	10
NEXON Co.,Ltd. (a)	2	22
NGK Spark Plug Co. Ltd.	1	24
Nichicon Corporation	3	24
NICHIDEN Corporation	1	14
Nichiha Corporation	1	22
Nichirei Corporation	1	24

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

58

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Nidec Corp.	—	41
Nifco Inc.	1	22
Nihon Kohden Corporation	1	22
Nihon M & A Center Inc.	1	22
Nihon Parkerizing Co. Ltd.	1	16
Nintendo Co. Ltd.	—	37
Nippon Express Co. Ltd.	1	32
Nippon Flour Mills Co., Ltd.	1	22
Nippon Gas Co., Ltd.	1	20
Nippon Meat Packers Inc.	1	21
Nippon Parking Development Co., Ltd.	11	17
Nippon Seiki Co., Ltd.	1	12
Nippon Sheet Glass Company,Limited	3	23
Nippon Shinyaku Co., Ltd.	—	21
Nippon Signal Co.,Ltd.	2	23
Nippon Soda Co., Ltd.	1	23
Nippon Steel Corporation	3	45
Nippon Suisan Kaisha, Ltd.	4	23
Nippon Telegraph & Telephone Corp.	1	42
Nippon Thompson Co., Ltd.	5	22
Nipro Corp.	2	22
NISHIMATSUYA CHAIN Co., Ltd.	3	22
Nishi-Nippon Financial Holdings, Inc.	3	22
Nishio Rent All Co.,Ltd.	1	23
Nissan Chemical Industries Ltd.	1	23
Nissan Motor Co. Ltd.	13	91
Nissin Electric Co., Ltd.	2	23
Nitori Co. Ltd.	—	27
Nitto Boseki Co., Ltd.	1	23
Nitto Denko Corp.	1	54
NOF Corporation	1	22
Nojima Corporation	1	20
Nomura Holdings Inc.	7	24
Noritsu Koki Co., Ltd.	1	22
North Pacific Bank, Ltd.	5	13
NS Solutions Corporation	1	22
NSD Co., Ltd.	1	23
NSK Ltd.	4	34
NTN Corporation	8	23
NTT Data Corp.	2	25
NTT DoCoMo Inc.	4	86
Obayashi Corp.	5	51
Obic Co. Ltd.	—	23
OCO, K.K.	—	13
Odakyu Electric Railway Co. Ltd.	1	22
Ohsho Food Service Corp.	—	23
Oiles Corporation	2	22
OJI Holdings Corp.	9	53
Okamoto Industries, Inc.	—	18
Okamura Corporation	2	21
Oki Electric Industry Company Limited	2	22
Olympus Corp.	2	28
Omron Corp.	1	26
Orient Corporation	17	19
Oriental Land Co. Ltd.	—	25
ORIX Corp.	7	108
Osaka Soda Co., Ltd.	1	22
OSJB Holdings Corporation	8	19
Pacific Metals Co., Ltd.	1	23
Panasonic Corp.	10	87
Paramount Bed Holdings Co., Ltd.	1	23
Park24 Co. Ltd.	1	23
Piolax, Inc.	1	14
Press Kogyo Co., Ltd.	5	23
Prestige International Inc.	1	21
Qol Holdings Co., Ltd.	1	15
Raiznext Corporation	2	22
Rakus Co.,Ltd.	1	22
Rakuten Inc.	3	31
Recruit Holdings Co., Ltd.	3	87
Resona Holdings Inc.	9	40
Retail Partners Co., Ltd.	2	17
Ricoh Co. Ltd.	3	31
Riken, K.K.	—	11
Riso Kyoiku Co., Ltd.	5	23
	Shares/Par[1]	Value ($)
Rohto Pharmaceutical Co. Ltd.	1	22
Royal Holdings Co., Ltd.	1	20
Ryoyo Electro Corporation	1	15
Saibu Gas Co.,Ltd.	1	12
Sakai Moving Service Co., Ltd.	—	24
SALA Corporation	2	11
Samty Co., Ltd.	2	23
San-Ai Oil Co.,Ltd.	1	14
Sanken Electric Co.,Ltd.	1	23
Sanki Engineering Co., Ltd.	2	19
Sankyo Co. Ltd.	1	22
Sankyo Tateyama, Inc.	1	13
Sankyu Inc.	1	26
Santen Pharmaceutical Co. Ltd.	1	23
Sanwa Holdings Corporation	2	23
Sato Holdings Corporation	1	23
Sawai Pharmaceutical Co.,Ltd.	—	22
SBI Holdings Inc.	1	22
SCREEN Holdings Co., Ltd.	1	25
Seiko Epson Corp.	2	35
Seiko Holdings Corporation	1	20
Seino Holdings Corp.	2	23
SEIREN Co., Ltd.	1	15
Sekisui Chemical Co. Ltd.	2	26
SENKO Group Holdings Co., Ltd.	3	21
Seven & I Holdings Co., Ltd.	3	119
Sharp Corp.	2	23
Shikoku Chemicals Corporation	1	12
Shima Seiki Mfg., Ltd.	1	24
Shimachu Co., Ltd.	1	23
Shimizu Corp.	3	22
Shin-Etsu Chemical Co. Ltd.	1	93
Shin-Etsu Polymer Co.,Ltd.	2	12
Shinsei Bank Ltd.	2	23
Shionogi & Co. Ltd.	—	23
Showa Corp.	2	23
Showa Sangyo Co., Ltd.	1	22
Sintokogio, Ltd.	2	17
SKY Perfect JSAT Holdings Inc.	4	14
SMC Corp.	—	37
Sohgo Security Services Co. Ltd.	1	23
Sojitz Corp.	7	22
Sompo Holdings, Inc.	1	43
Sony Corp.	4	199
Sotetsu Holdings,Inc.	1	22
S-Pool, Inc.	1	18
Square Enix Holdings Co. Ltd.	1	22
Stanley Electric Co. Ltd.	1	25
Starzen Company Limited	—	16
Subaru Corp. NPV	3	71
Sugi Holdings Co., Ltd.	1	24
Sumitomo Chemical Co. Ltd.	8	39
Sumitomo Corp.	2	36
Sumitomo Densetsu Co.,Ltd.	1	21
Sumitomo Electric Industries Ltd.	4	55
Sumitomo Heavy Industries Ltd.	1	41
Sumitomo Metal Mining Co. Ltd.	1	33
Sumitomo Mitsui Financial Group Inc.	3	92
Sumitomo Mitsui Trust Holdings Inc.	1	25
Sumitomo Realty & Development Co. Ltd.	1	21
Sun Frontier Fudousan Co.,Ltd.	2	22
Sushiro Global Holdings Ltd.	—	24
Suzuken Co. Ltd.	—	24
Suzuki Motor Corp.	1	52
Sysmex Corp.	—	26
Systena Corporation	1	21
T&D Holdings Inc.	3	34
T.Hasegawa Co., Ltd.	1	21
Tadano Ltd.	2	23
Taihei Dengyo Kaisha, Ltd.	1	14
Taiheiyo Cement Corp.	1	39
Taisei Corp.	2	58
Taisho Pharmaceutical Holdings Company Ltd.	—	23
Taiyo Yuden Co. Ltd.	1	26
Takamatsu Construction Group Co.,Ltd.	1	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

59

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Takasago International Corporation	1	22
Takeda Pharmaceutical Co. Ltd.	2	71
Takeuchi Mfg. Co., Ltd.	1	22
Tamura Corp	4	22
Tayca Corporation	1	11
TDK Corp.	1	78
TechMatrix Corporation	1	23
Teijin Ltd.	2	34
Tekken Corporation	1	22
Terumo Corp.	1	42
The Akita Bank, Ltd.	1	11
The Aomori Bank, Ltd.	1	12
The Bank of Nagoya, Ltd.	1	19
The Bank of Okinawa, Ltd.	—	12
The Chugoku Bank, Limited	2	22
The Ehime Bank, Ltd.	2	15
The Gunma Bank, Ltd.	6	22
The Hachijuni Bank, Ltd.	5	22
The Hokkoku Bank, Ltd.	—	11
The Hyakugo Bank, Ltd.	4	12
The Hyakujushi Bank, Ltd.	1	12
The Japan Wool Textile Co.,Ltd.	2	13
The Kiyo Bank, Ltd.	1	15
The Nanto Bank, Ltd.	1	13
The Nisshin OilliO Group, Ltd.	1	22
The Ogaki Kyoritsu Bank, Ltd.	1	18
The Oita Bank, Ltd.	1	22
The San-in Godo Bank, Ltd.	3	22
TheKeiyo Bank, Ltd.	2	13
THK Co. Ltd.	1	34
Tobu Railway Co. Ltd.	1	23
TOC Co., Ltd.	3	17
Toda Corp.	4	22
Toei Animation Co., Ltd.	—	14
Toei Company, Ltd.	—	28
Toho Co. Ltd.	1	21
Toho Gas Co. Ltd.	1	22
Toho Holdings Co. Ltd.	1	22
Tohoku Electric Power Co. Inc.	2	22
TOKAI Holdings Corporation	3	23
Tokairika Co., Ltd.	1	23
Token Corporation	—	23
Tokio Marine Holdings Inc.	1	55
Tokuyama Corporation	1	24
Tokyo Broadcasting System Holdings,Inc.	1	22
Tokyo Dome Corporation	1	13
Tokyo Electric Power Co. Holdings Inc. (a)	4	20
Tokyo Electron Ltd.	—	42
Tokyo Seimitsu Co., Ltd.	1	23
Tokyu Fudosan Holdings Corporation	4	21
TOMY Company, Ltd.	2	21
TOPCON Corporation	2	23
Toppan Printing Co. Ltd.	1	21
Topy Industries Ltd.	1	24
TORIDOLL Holdings Corporation	1	23
Toshiba Machine Co. Ltd.	1	23
Toshiba Plant Systems & Services Corporation	1	23
Toshiba TEC Corporation	1	22
Tosoh Corp.	2	34
TOTO Ltd.	1	24
Toyo Construction Co., Ltd.	6	22
Toyo Seikan Group Holdings Ltd.	1	22
Toyo Tanso Co.,Ltd.	1	20
Toyoda Gosei Co. Ltd.	1	23
Toyota Motor Corp.	10	628
Trend Micro Inc.	1	27
Tsubakimoto Chain Co.	1	23
Tsukui Corporation	4	21
TV Asahi Holdings Corp.	1	19
UACJ Corporation	1	22
Ube Industries Ltd.	1	27
Unipres Corp.	1	23
United Super Markets Holdings Inc.	1	11
UNIZO Holdings Company,Limited	1	22
USS Co. Ltd.	1	22
	Shares/Par[1]	Value ($)
Valor Holdings Co. Ltd.	1	23
Valqua Ltd	1	23
Vector, Inc. (a)	2	22
Vital Ksk Holdings,Inc.	1	12
V-Technology Co., Ltd.	1	23
West Japan Railway Co.	—	24
Workman Co., Ltd.	1	22
Yakult Honsha Co. Ltd.	—	24
Yakuodo Co. Ltd.	1	11
Yamada Denki Co. Ltd.	2	10
Yamaha Corp.	1	24
Yamato Holdings Co. Ltd.	1	29
Yamato Kogyo Co. Ltd.	1	23
Yamazen Corporation	1	13
YAOKO Co., Ltd.	1	23
Yaskawa Electric Corp.	1	38
Yuasa Trading Co. Ltd.	1	22
Yumeshin Holdings Co., Ltd.	2	17
Zenkoku Hosho Co., Ltd.	1	23
Zenrin Co., Ltd.	1	21
		14,037
United Kingdom 12.7%
3i Group plc	5	68
Admiral Group PLC	1	25
Advanced Medical Solutions Group PLC	3	10
Aggreko PLC	3	33
Alliance Pharma PLC	14	12
Anglo American PLC	5	135
Antofagasta PLC	2	23
Ashtead Group Public Limited Company	3	76
ASOS Plc (a)	1	24
Associated British Foods PLC	1	22
AstraZeneca PLC - ADR	5	206
Auto Trader Group PLC (b)	8	54
Aviva PLC	15	81
Avon Rubber p.l.c.	—	3
B&M European Value Retail S.A.	11	45
BAE Systems PLC	15	95
Balfour Beatty PLC	3	11
Barclays PLC - ADR	8	62
Barratt Developments P L C	10	74
BBA Aviation PLC	8	30
Beazley Ireland Holdings PLC	2	12
Bellway P L C	2	59
Bodycote PLC	1	14
Bovis Homes BVC Ltd.	1	15
BP P.L.C. - ADR	15	608
Brewin Dolphin Holdings PLC	3	13
Britvic PLC	3	39
BT Group Plc	33	82
Bunzl Public Limited Company	1	22
Capital & Counties Properties PLC	6	17
Carnival PLC - ADR	—	22
Central Asia Metals PLC	8	21
Chemring Group PLC	6	13
Chesnara PLC	3	14
Cineworld Group PLC	10	33
Clarkson PLC	—	12
Close Brothers Group PLC	2	33
Cobham PLC (a)	9	12
Coca-Cola European Partners PLC	—	19
Compass Group PLC	4	87
Convatec Group PLC (b)	10	19
Costain Group PLC	3	6
Cranswick PLC	—	15
Croda International Public Limited Company	—	29
CYBG PLC	14	35
DCC Public Limited Company	—	22
Devro PLC	8	21
Diageo PLC - ADR	1	147
Diploma PLC	1	14
Direct Line Insurance Group plc	15	63
Dixons Carphone PLC	8	10
Domino's Pizza Group PLC	6	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

60

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
DS Smith PLC	14	64
Dunelm Group PLC	1	15
EI Group PLC (a)	8	19
Electrocomponents Public Limited Company	7	53
Elementis PLC	6	11
EnQuest PLC (a)	59	15
Entertainment One Ltd	3	16
Euromoney Institutional Investor PLC	1	12
Ferrexpo PLC	7	23
Fevertree Drinks PLC	1	22
Fiat Chrysler Automobiles N.V.	3	48
FirstGroup PLC (a)	10	12
Forterra PLC (b)	3	12
G4S PLC	16	42
Games Workshop Group PLC	—	26
Gamma Communications PLC	1	21
GlaxoSmithKline PLC - ADR	5	220
Grainger PLC	4	12
Greene King PLC	5	38
Greggs PLC	1	40
Halma Public Limited Company	1	35
Hargreaves Lansdown PLC	1	32
Hastings Group Holdings PLC (b)	5	13
Hays PLC	17	33
Hikma Pharmaceuticals Public Limited Company	1	24
Hill & Smith Holdings PLC	1	11
Hilton Food Group PLC	1	10
Hochschild Mining PLC	6	14
Howden Joinery Group PLC	6	40
HSBC Holdings PLC - ADR	7	291
IG Group Holdings PLC	4	33
IMI Plc	3	38
Imperial Brands PLC	2	51
Inchcape PLC	5	36
Informa Switzerland Limited	5	48
InterContinental Hotels Group PLC - ADR	1	35
Intermediate Capital Group PLC	1	22
Intertek Group Plc	1	52
Investec PLC	4	27
IQE PLC (a)	22	17
ITE Group PLC	9	8
J D Wetherspoon PLC	1	15
James Fisher And Sons Public Limited Company	1	13
James Halstead PLC	—	3
John Laing Group PLC (b)	7	34
Johnson Matthey PLC	1	23
Johnson Service Group PLC	7	13
JPJ Group PLC (a)	2	19
Jupiter Fund Management PLC	3	18
Keller Group PLC	2	15
Kingfisher Plc	21	57
Lancashire Holdings Limited	1	13
Legal & General Group PLC	29	99
Lloyds Banking Group PLC	212	153
London Stock Exchange Group PLC	1	104
Marston's PLC	15	23
Mediclinic International PLC	4	15
Meggitt PLC	5	34
Melrose Holdings Limited	24	55
Micro Focus International PLC - ADR	1	28
MITIE Group PLC	6	12
Mondi plc	2	47
Moneysupermarket.com Group PLC	3	17
Morgan Sindall Group PLC	1	12
National Express Group PLC	3	17
National Grid PLC - ADR	1	56
Oxford BioMedica (UK) Limited (a)	1	12
Oxford Instruments PLC	1	23
PageGroup Plc	2	12
Pennon Group PLC	3	33
Persimmon Public Limited Company	2	52
Pets at Home Group PLC	8	18
Phoenix Group Holdings PLC	4	37
Photo - Me International P L C	9	11
Playtech PLC	5	26
	Shares/Par[1]	Value ($)
Premier Oil PLC (a)	23	22
Quilter PLC (b)	20	36
R P S Group PLC	6	8
Reach PLC	11	11
Reckitt Benckiser Group PLC	1	53
Redrow PLC	2	11
Relx PLC - ADR	4	93
Renew Holdings PLC.	1	3
Renishaw P L C	—	13
Rentokil Initial PLC	9	43
Rightmove PLC	7	50
Rio Tinto Plc - ADR	3	202
Robert Walters PLC	1	6
Rolls-Royce Holdings plc (a)	5	56
Rotork P.L.C.	10	39
RSA INSURANCE GROUP PLC	4	27
Severn Trent PLC	1	37
Smith & Nephew PLC	2	38
Softcat PLC	1	12
Spectris PLC	1	33
Spirax-Sarco Engineering PLC	—	40
Spire Healthcare Group PLC (b)	7	10
Sports Direct International PLC (a)	3	11
SSE PLC	6	84
SSP Group PLC	4	36
St. James's Place PLC	2	22
St. Modwen Properties PLC	2	11
Standard Chartered PLC	6	54
Standard Life Aberdeen PLC	12	45
Stock Spirits Group PLC	8	23
Stolt-Nielsen M.S. Ltd.	2	22
Tate & Lyle Public Limited Company	4	34
Taylor Wimpey PLC	36	72
Telford Homes PLC	3	10
Tesco PLC	19	53
The Berkeley Group Holdings PLC	1	62
The Royal Bank of Scotland Group Public Limited Company - ADS	5	28
The Sage Group PLC.	5	53
TP ICAP PLC	4	16
Travis Perkins PLC	3	42
Tullow Oil PLC	20	52
Ultra Electronics Holdings PLC	1	12
Unilever NV - ADR	3	205
Unilever PLC - ADR	3	157
United Utilities Group PLC	4	41
Vectura Group PLC (a)	19	21
Vesuvius PLC	2	12
Victrex PLC	1	29
Vodafone Group Public Limited Company	59	97
Watkin Jones PLC	6	16
Weir Group PLC(The)	2	35
WH Smith PLC	1	36
Whitbread PLC	1	31
WM Morrison Supermarkets P L C	9	23
WPP 2012 Limited	7	94
		7,732
Canada 8.5%
Agnico Eagle Mines Limited	—	22
Air Canada (a)	1	21
Alamos Gold Inc - Class A	6	37
Alimentation Couche-Tard Inc.	1	63
AltaGas Ltd.	2	35
Altius Minerals Corporation	1	12
Aphria Inc. (a)	4	27
ARC Resources Ltd.	4	21
Argonaut Gold Inc. (a)	16	22
Aritzia, Inc. (a)	1	12
ATCO Ltd. - Class I	—	13
B2Gold Corp. (a)	16	48
Bank of Montreal	3	193
Barrick Gold Corp.	3	41
BlackBerry Limited (a)	4	28
Bombardier Inc. - Class B (a)	13	22
Boralex Inc. - Class A	1	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Brookfield Asset Management Inc. - Class A	1	60
CAE Inc.	1	24
Cameco Corp.	2	26
Canadian National Railway Company	2	160
Canadian Natural Resources Ltd.	8	218
Canadian Tire Corporation, Limited - Class A	—	33
Canadian Utilities Limited - Class A	—	11
Canadian Western Bank	1	27
Canopy Growth Corporation (a)	1	22
CanWel Building Materials Group Ltd.	3	13
Cardinal Energy Ltd	8	15
CCL Industries Inc. - Class B	1	34
Cenovus Energy Inc.	5	48
Centerra Gold Inc. (a)	3	25
CGI Inc. (a)	1	69
Cineplex Inc.	1	21
Computer Modelling Group Ltd.	2	11
Constellation Software Inc.	—	94
Crescent Point Energy Corp.	9	29
Cronos Group Inc. (a)	1	16
Detour Gold Corporation (a)	3	35
Dollarama Inc.	1	32
Dundee Precious Metals Inc. (a)	6	22
Empire Company Limited - Class A	2	45
EnCana Corp.	10	52
Enerflex Ltd.	2	22
Enerplus Corporation	4	29
Enghouse Systems Limited	1	21
Equitable Group Inc.	—	22
Ero Copper Corp. (a)	1	22
Extendicare Inc.	3	22
Fairfax Financial Holdings Ltd.	—	49
Finning International Inc.	3	46
First National Financial Corporation	1	17
First Quantum Minerals Ltd.	7	67
Fortis Inc.	1	55
Franco-Nevada Corp.	—	24
Freehold Royalties Ltd.	3	22
George Weston Ltd.	—	30
Gildan Activewear Inc.	1	27
Great-West Lifeco Inc.	1	14
Husky Energy Inc. (a)	2	23
iA Financial Corporation Inc.	1	53
Imperial Oil Limited	1	26
Intact Financial Corporation	—	22
Inter Pipeline Ltd.	4	67
Keyera Corp.	2	57
Kinaxis Inc. (a)	—	12
Kinross Gold Corporation (a)	15	59
Linamar Corporation	1	26
Loblaw Cos. Ltd.	1	56
Lundin Mining Corp.	7	37
Magna International Inc.	4	196
Manulife Financial Corp.	6	118
Maple Leaf Foods Inc.	1	22
Metro Inc.	—	11
NFI Group Inc.	1	14
Norbord Inc.	1	22
Northland Power Inc.	2	41
ONEX Corporation	1	48
Open Text Corp	1	56
Paramount Resources Ltd - Class A (a)	4	18
Parex Resources Inc. (a)	2	37
Parkland Fuel Corporation	1	38
Pembina Pipeline Corporation	1	29
Plastiques IPL Inc. (a)	1	11
Prairiesky Royalty Ltd.	2	30
Pretium Resources Inc. (a)	2	22
Quebecor Inc. - Class B	2	36
Quincaillerie Richelieu Ltee	1	22
Rogers Communications Inc. - Class B	1	47
Roxgold Inc. (a)	16	13
Royal Bank of Canada	4	326
Royal Nickel Corporation (a)	40	19
Russel Metals Inc.	1	15
	Shares/Par[1]	Value ($)
Sabina Gold & Silver Corp. (a)	13	14
Saputo Inc.	1	33
Secure Energy Services Inc.	2	14
SEMAFO Inc. (a)	6	22
Shaw Communications Inc. - Class B	3	55
Sienna Senior Living Inc.	2	22
SSR Mining Inc. (a)	2	22
Stelco Holdings Inc.	2	22
Stella-Jones Inc.	1	25
Sun Life Financial Inc.	1	49
Suncor Energy Inc.	8	252
Superior Plus Corp.	3	28
Teck Resources Ltd. - Class B	6	134
Teranga Gold Corporation (a)	6	19
TF1 International	1	39
The Stars Group Inc. (a)	2	34
The Toronto-Dominion Bank	3	183
Thomson Reuters Corporation	—	21
TORC Oil & Gas Ltd.	7	22
Torex Gold Resources Inc. (a)	2	22
Toromont Industries Ltd.	1	28
Tourmaline Oil Corp	3	41
TransAlta Corporation	2	21
TransAlta Corporation	4	29
Transcontinental Inc. - Class A	2	19
Turquoise Hill Resources Ltd. (a)	8	10
Vermilion Energy Inc.	2	52
Wajax Corporation	1	11
Westshore Terminals Investment Corporation	1	15
Wheaton Precious Metals Corp.	1	22
Whitecap Resources Inc.	7	22
		5,200
France 8.2%
Accor SA	1	28
Albioma	1	15
Alstom	1	42
Alten	—	26
Arkema	1	87
AtoS SE	1	48
AXA SA	4	108
Biomerieux SA	—	21
BNP Paribas SA	2	113
Bonduelle	—	12
Bouygues SA	2	69
Bureau Veritas	2	58
Capgemini SA	—	42
Carrefour SA	3	55
Cie de Saint-Gobain	3	112
Cie Generale d'Optique Essilor International SA	—	51
CNP Assurances SA	1	22
Coface SA (a)	1	12
Compagnie Generale des Etablissements Michelin	1	180
Compagnie Plastic Omnium	1	23
Credit Agricole SA	2	29
Danone	2	149
Dassault Systemes SA	—	22
EDENRED	1	38
Eiffage	1	101
Electricite de France	2	28
Elis SA	2	42
Engie	6	91
Eurofins Scientific SE	—	51
Europcar Mobility Group (b)	3	18
Eutelsat Communications	1	23
Faurecia	1	31
Fnac Darty (a)	—	20
Gaztransport Et Technigaz	—	20
Getlink S.E.	2	33
Hermes International SCA	—	51
Imerys	1	28
Ingenico Group	—	40
IPSEN	—	29
Jacquet Metal Service	1	23
JC Decaux SA	1	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Kaufman & Broad SA	1	19
Kering SA	—	100
Korian S.A.	1	28
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	170
Latecoere (a) (c)	5	17
Lectra	1	22
Legrand SA	1	91
L'Oreal SA	—	47
LVMH Moet Hennessy Louis Vuitton SE	1	264
Metropole Television	1	12
Natixis	6	23
Nexity	1	27
NYSE B.V. (b)	1	41
Orange SA	5	79
Orpea	—	59
Peugeot SA	6	147
Remy Cointreau SA	—	23
Renault SA	1	70
Rothschild & Co	—	12
Rubis	1	41
Safran	—	44
Sanofi SA	2	135
Schneider Electric SE (a)	1	92
SCOR	1	46
SEB SA	—	43
Sodexo SA	—	49
SOITEC (a)	—	22
Spie SA	1	26
SUEZ	2	29
Synergie	—	11
Tarkett	1	12
Teleperformance	—	55
Television Francaise 1	1	15
Thales SA	—	61
Total SA	11	636
Ubisoft Entertainment (a)	1	53
Valeo	3	102
Vallourec (a)	8	22
Veolia Environnement	2	40
VINCI	1	150
Vivendi SA	1	35
Worldline (a)	—	22
		5,005
Switzerland 8.0%
ABB Ltd.	3	66
Adecco Group AG	2	108
Alcon AG (a)	1	76
Allreal Holding AG	—	20
Arbonia Solutions AG	1	13
ARYZTA AG (a)	11	13
Ascom Holding AG	2	21
Baloise Holding AG	—	81
Barry Callebaut AG	—	46
BELIMO Holding AG	—	12
Bobst Group SA	—	15
Bossard Holding AG	—	12
Bucher Industries AG	—	18
Burkhalter Holding AG	—	22
Clariant AG	3	59
Compagnie Financiere Richemont SA	1	67
Credit Suisse Group AG	5	62
Datwyler Holding AG	—	16
dormakaba Holding AG	—	29
Dufry AG	—	22
EMS-Chemie Holding AG	—	23
Flughafen Zurich AG	—	55
Forbo Holding AG	—	28
Ge Capital Swiss Funding GmbH In Liquidation	—	32
Geberit AG	—	76
Georg Fischer AG	—	57
Givaudan SA	—	88
Glencore PLC	63	219
Helvetia Holding AG	—	57
INFICON Holding AG	—	21
	Shares/Par[1]	Value ($)
Interroll Holding AG	—	23
IWG PLC	8	36
Julius Bar Gruppe AG	2	80
Jungfraubahn Holding AG	—	17
Kühne + Nagel International AG	—	36
LafargeHolcim Ltd.	1	48
Lindt & Spruengli AG	—	81
Lonza Group AG	—	116
Luzerner Kantonalbank AG	—	12
Mobimo Holding AG	—	21
Nestle SA	8	843
Novartis AG	4	351
OC Oerlikon Corporation AG, Pfaffikon	3	36
Partners Group Holding AG	—	65
PSP Swiss Property AG	—	41
Resurs Holding AB (b)	4	23
Rieter Holding AG	—	22
Roche Holding AG	2	427
Schindler Holding AG	—	24
SFS Group AG	—	21
SGS SA	—	61
Sika AG	1	96
Sonova Holding AG	—	24
SSM Scharer Schweiter Mettler AG	—	22
St.Galler Kantonalbank AG	—	12
STMicroelectronics NV	4	68
Straumann Holding AG	—	38
Sulzer AG	—	22
Swatch Group AG	—	25
Swiss Life Holding AG	—	80
Swiss Prime Site AG	1	71
Swiss Re AG	1	63
Swisscom AG	—	134
Temenos Group AG	1	90
UBS Group AG	5	59
VAT Group AG (b)	—	47
Vifor Pharma Management AG	—	42
Vontobel Holding AG	—	13
Zurich Insurance Group AG	—	128
		4,852
Germany 7.7%
Adidas AG	—	127
ADVA AG Optical Networking (a)	3	21
Allianz SE	1	168
Amadeus FiRe AG	—	18
ATOSS Software AG	—	3
Aurubis AG	—	23
BASF SE	4	275
Bayer AG	1	91
Bayerische Motoren Werke AG	1	92
Bechtle Aktiengesellschaft	—	42
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	22
Brenntag AG	2	93
Carl Zeiss Meditec AG	—	22
Ceconomy AG	2	36
CEWE Stiftung & Co. KGaA	—	22
CompuGroup Medical SE	—	26
Continental AG	1	79
Corestate Capital Holding S.A.	1	24
Covestro AG (b)	2	119
CTS Eventim AG & Co. KGaA	1	34
Daimler AG	5	291
Delivery Hero SE (a) (b)	1	31
Deutsche Bank AG	6	49
Deutsche Boerse AG	1	96
Deutsche EuroShop AG	1	22
Deutsche Pfandbriefbank AG (b)	2	25
Deutsche Post AG	3	105
Deutsche Telekom AG	11	188
Dialog Semiconductor PLC (a)	1	23
Dr. Honle AG	—	1
Dresdner Bank AG	10	72
Durr Aktiengesellschaft	1	22
E.ON SE	13	136

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

63

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Evonik Industries AG	2	47
Evotec SE (a)	1	35
Fielmann AG	—	24
Fraport AG Frankfurt Airport Services Worldwide	—	39
freenet AG	2	39
Fresenius Medical Care AG & Co. KGaA	2	143
Fresenius SE & Co. KGaA	2	112
GEA Group AG	1	43
Gerresheimer AG	—	21
Hamburger Hafen und Logistik Aktiengesellschaft	1	22
Hannover Rueck SE	—	35
HeidelbergCement AG	1	59
HELLA GmbH & Co. KGaA	1	25
Henkel AG & Co. KGaA	—	22
Hochtief AG	—	33
Hugo Boss AG	1	62
Infineon Technologies AG	3	54
K+S Aktiengesellschaft	2	45
Kion Group AG	1	55
Koenig & Bauer AG	1	21
LANXESS Aktiengesellschaft	1	78
LEG Immobilien AG	—	42
Merck KGaA	—	22
MLP SE	2	11
MTU Aero Engines AG	—	58
Muenchener Rueckversicherungs AG	—	78
Nemetschek SE	1	47
Nordex SE (a)	2	22
NORMA Group SE	—	18
ProSiebenSat.1 Media SE	3	55
Puma SE	1	56
Rational AG	—	18
Rheinmetall Aktiengesellschaft	1	79
Rocket Internet SE (a) (b)	1	25
RTL Group SA	—	22
RWE AG	2	49
SAF-HOLLAND GmbH	2	22
Salzgitter AG	1	23
SAP SE	1	83
Siemens AG	1	87
Siltronic AG	—	24
Sixt SE	—	11
Stroer SE & Co. KGaA	—	17
Sudzucker AG	1	19
Symrise AG	—	43
TAG Immobilien AG	1	27
TAKKT AG	2	23
Talanx Aktiengesellschaft	1	22
Uniper SE	1	30
Volkswagen AG	—	36
Vonovia SE	2	76
Wirecard AG	—	70
XING SE	—	18
Zalando SE (a) (b)	1	22
		4,667
Australia 7.2%
A.P. Eagers Limited	2	11
Adelaide Brighton Ltd.	8	21
Afterpay Touch Group Limited (a)	1	24
AGL Energy Limited	2	26
ALS Limited	6	29
Alumina Ltd.	15	25
AMP Ltd.	27	40
Ansell Limited	1	23
Appen Limited	1	27
ARB Corporation Limited	2	21
Aristocrat Leisure Ltd.	1	26
ASX Ltd.	—	22
Atlas Arteria Limited	4	21
Aurizon Holdings Limited	16	59
Ausdrill Limited	20	26
Australia & New Zealand Banking Group Ltd.	6	112
Bank of Queensland Ltd.	4	24
Bapcor Limited	6	22
	Shares/Par[1]	Value ($)
Beach Energy Ltd.	21	30
Bendigo and Adelaide Bank Ltd.	4	37
BHP Group Plc	8	240
BHP Group PLC	6	159
Bingo Industries Limited	13	21
BlueScope Steel Ltd.	7	56
Boral Ltd.	11	38
Bravura Solutions Operations Pty Limited	6	20
Breville Group Limited	2	18
Caltex Australia Ltd.	3	49
Carsales.com Limited	3	27
CIMIC Group Limited	1	22
Cleanaway Waste Management Limited	13	22
Coca-Cola Amatil Ltd.	4	27
Cochlear Ltd.	—	36
Coles Group Limited (a)	5	46
Collins Foods Limited	3	18
Commonwealth Bank of Australia	3	179
Computershare Ltd.	2	24
CSL Ltd.	1	144
Domino's Pizza Enterprises Limited	1	22
Downer EDI Ltd.	7	32
Elders Limited	5	22
Emeco Holdings Limited (a)	14	21
Equity Trustees Limited	1	13
Estia Health Limited	12	21
Event Hospitality and Entertainment Ltd	1	11
Evolution Mining Limited	14	44
Flight Centre Ltd.	1	23
Fortescue Metals Group Ltd.	6	40
G.U.D. Holdings Limited	3	19
Genworth Mortgage Insurance Australia Limited	7	14
Hansen Technologies Limited	8	21
HT&E Limited	8	10
Iluka Resources Limited	3	24
IMDEX Ltd	17	15
Incitec Pivot Ltd.	11	26
Inghams Group Limited	8	22
Insurance Australia Group Ltd.	6	36
InvoCare Limited	2	22
IOOF Holdings Ltd	6	22
IRESS Limited	2	22
JB Hi-Fi Limited	1	24
LendLease Corp. Ltd.	5	47
Link Administration Holdings Limited	8	27
Macquarie Group Limited	1	76
Magellan Financial Group Ltd	1	22
Mesoblast Limited (a)	23	24
Mineral Resources Limited	2	25
Myer Holdings Limited (a)	28	11
National Australia Bank Ltd.	9	163
Network Limited	6	17
Newcrest Mining Ltd.	1	22
NIB Holdings Ltd	4	22
Nine Entertainment Co. Holdings Limited	23	30
Northern Star Resources Ltd.	5	40
Oceana Gold Pty Ltd	7	20
Oil Search Ltd.	6	28
Oramelius Resources Limited (a)	40	20
Orica Ltd.	4	50
Origin Energy Ltd.	8	41
Orora Limited	17	38
OZ Minerals Ltd.	5	32
Peet Limited	13	10
Pendal Group Limited	4	22
Perpetual Limited	1	22
Perseus Mining Limited (a)	52	21
Platinum Investment Management Limited	7	22
Premier Investments Limited	2	22
Pro Medicus Limited	1	22
Qantas Airways Ltd.	6	22
QBE Insurance Group Ltd.	6	50
Ramsay Health Care Ltd.	1	31
REA Group Ltd.	—	22
Regis Resources Ltd.	6	23

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

64

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Resolute Mining Limited	26	24
Rio Tinto Ltd.	1	75
Santos Ltd.	18	90
Saracen Mineral Holdings Ltd. (a)	3	7
SEEK Limited	2	26
Senex Energy Limited (a)	82	21
Service Stream Limited	11	23
Seven West Media Limited (a)	32	10
Silver Lake Resources Limited (a)	27	24
Sims Metal Management Limited	3	23
Smartgroup Corporation Ltd	3	18
South32 Limited	27	60
Steadfast Group Ltd	9	23
Suncorp Group Ltd.	6	56
Superloop Limited (a)	16	17
Tabcorp Holdings Ltd.	8	24
Tassal Group Limited	6	22
Telstra Corp. Ltd.	12	34
The Star Entertainment Group Limited	12	34
Virtus Health Limited	3	10
Webjet Limited	2	21
Wesfarmers Ltd.	3	86
Westpac Banking Corp.	5	107
Whitehaven Coal Limited	9	23
Wisetech Global Limited	1	22
Woodside Petroleum Ltd.	3	75
Woolworths Group Ltd.	2	55
		4,352
Netherlands 4.0%
Aalberts Industries N.V.	2	60
ABN AMRO Group N.V. - CVA (b)	1	30
Aegon NV	18	89
Airbus SE	1	184
Altice N.V. (a)	7	24
Arcadis NV	1	11
ASM International N.V.	—	31
ASML Holding - ADR	1	135
ASR Nederland N.V.	2	89
BAM Group	3	12
BE Semiconductor Industries N.V.	1	25
CNH Industrial N.V.	6	62
Corbion	—	12
Heineken NV	1	128
IMCD B.V.	—	38
ING Groep N.V.	9	99
Koninklijke Ahold Delhaize N.V.	8	191
Koninklijke Boskalis Westminster N.V.	1	19
Koninklijke DSM N.V.	1	82
Koninklijke KPN NV	21	63
Koninklijke Philips Electronics NV - NYRS	1	36
Koninklijke Philips Electronics NV	1	42
Koninklijke Vopak NV	1	39
NN Group N.V.	2	61
OCI N.V. (a)	1	21
Randstad NV	1	80
Royal Dutch Shell PLC - Class B - ADR	7	471
SBM Offshore N.V.	3	52
Signify N.V. (b)	2	47
Sligro Food Group N.V.	—	12
Takeaway.com N.V. (a) (b)	—	36
TKH Group N.V. - ADR	—	26
TomTom N.V.	2	24
Van Lanschot N.V.	1	22
Wolters Kluwer NV	1	104
		2,457
Hong Kong 2.9%
AIA Group Limited	15	160
ASM Pacific Technology Ltd.	3	34
Bank of East Asia Ltd.	11	32
BOC Hong Kong Holdings Ltd.	16	63
Cafe de Coral Holdings Ltd.	8	24
Camsing International Holding Limited	12	11
Chow Sang Sang Holdings International Limited	8	12
Chow Tai Fook Jewellery Group Limited	22	24
	Shares/Par[1]	Value ($)
CK Asset Holdings Limited	5	39
CK Hutchison Holdings Limited	6	59
CLP Holdings Ltd.	4	50
Dairy Farm International Holdings Ltd.	2	13
Far East Consortium International Limited	23	11
FIH Mobile Limited (a)	151	17
Galaxy Entertainment Group Ltd.	4	27
Giordano International Limited	30	13
Hang Lung Group Ltd.	10	28
Hang Lung Properties Ltd.	8	19
Hang Seng Bank Ltd.	3	82
Henderson Land Development Co. Ltd.	6	33
HKT Trust	36	57
Hong Kong & China Gas Co. Ltd.	10	22
Hong Kong Exchanges & Clearing Ltd.	2	85
Kerry Logistics Network Limited	9	16
Kerry Properties Ltd.	4	19
Kowloon Development Company Limited	11	14
Lifestyle International Holdings Limited	7	11
Luk Fook Holdings International Ltd.	4	13
Melco International Development Limited	11	24
MGM China Holdings Limited	13	23
MTR Corp.	3	24
New World Development Ltd.	60	94
NWS Holdings Ltd.	10	21
Pacific Basin Shipping Limited	99	18
Pacific Textiles Holdings Limited	21	17
PCCW Ltd.	57	33
Power Assets Holdings Ltd.	4	29
Shangri-La Asia Ltd.	10	13
Sino Land Co.	14	24
SJM Holdings Limited	22	25
Sun Hung Kai Properties Ltd.	3	42
Swire Pacific Ltd. - Class A	3	31
Swire Properties Limited	5	22
Tai Cheung Holdings Limited	11	11
Techtronic Industries Company Limited	5	38
Television Broadcasts Limited	6	10
Vitasoy International Holdings Ltd.	6	29
VTech Holdings Ltd.	1	13
WH Group Limited (b)	84	85
Wharf Holdings Ltd.	11	29
Wharf Real Estate Investment Company Limited	3	21
Wheelock & Co. Ltd.	4	29
Xinyi Glass Holdings Limited	24	25
Yue Yuen Industrial Holdings Ltd.	8	22
		1,740
Sweden 2.8%
AB SKF - Class B	3	57
Addnode Group Aktiebolag (publ)	—	2
Addtech AB	1	24
Aktiebolaget Electrolux - Class B	2	58
Aktiebolaget Volvo - Class B	9	138
Alfa Laval AB	1	32
Alimak Group AB (publ) (b)	1	12
Atlas Copco Aktiebolag - Class A	1	47
Atlas Copco Aktiebolag - Class B	1	25
Axfood AB	1	21
Billerudkorsnas Aktiebolag (Publ)	2	21
Boliden AB	3	76
Bonava AB (Publ)	1	13
Bure Equity AB	1	18
Byggmax Group AB (a)	4	17
Clas Ohlson Aktiebolag	2	22
Dometic Group AB (publ) (b)	2	24
Duni AB	2	24
Dustin Group AB (b)	2	22
Elekta AB (publ) - Class B	2	23
Eltel AB (a)	5	13
Essity Aktiebolag (publ) - Class B	2	53
Fastighets Ab Balder (a)	1	22
G&L Beijer Ref AB	1	14
Getinge AB - Class B	2	24
Granges AB	2	22

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hemfosa Fastigheter AB	2	21
Hennes & Mauritz AB - Class B	3	45
Hexagon Aktiebolag - Class B	—	27
Hexpol AB	3	24
HMS Networks AB	1	21
Hufvudstaden AB - Class A	1	21
ICA Gruppen Aktiebolag	1	22
Indutrade Aktiebolag	1	20
Intrum AB	1	22
JM AB	1	22
Lifco Ab (Publ)	—	23
Lindab International AB	2	22
Loomis AB	1	34
NIBE Industrier AB	1	22
Nordea Bank Abp	4	30
OEM International Aktiebolag	—	12
Pandox Aktiebolag	1	16
Peab AB	3	23
Saab AB - Class B	1	22
Sandvik AB	3	58
Securitas AB - Class B	1	25
Skandinaviska Enskilda Banken AB - Class A	5	49
Skanska AB - Class B	3	51
SSAB AB	7	22
Svenska Cellulosa Aktiebolaget SCA - Class B	2	21
Svenska Handelsbanken AB - Class A	3	29
Swedbank AB - Class A	1	22
Swedish Match AB	1	21
Swedish Orphan Biovitrum AB (Publ) (a)	1	21
Tele2 AB - Class B	2	34
Telia Co. AB	5	22
Thule Group AB (b)	1	21
Trelleborg AB	2	22
VBG Group AB (publ)	1	12
		1,703
Italy 2.8%
A2A SpA	20	34
Amplifon S.p.A	2	41
Assicurazioni Generali SpA	2	39
Atlantia SpA	1	27
Azimut Holding S.p.A.	2	29
Banca Generali S.p.A.	1	22
Bper Banca Spa	6	25
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	22
Cerved Group SpA	1	12
Danieli & C. Officine Meccaniche S.p.A.	1	11
DiaSorin S.p.A.	—	25
doBank S.p.A. (b)	1	12
Enel SpA	22	155
ENI SpA	15	244
Ferrari N.V.	—	47
Fincantieri S.P.A.	19	22
Finecobank Banca Fineco SPA	5	50
Freni Brembo - S.P.A. O Anche Piu Brevemente Brembo S.P.A.	2	24
Gima Tt S.p.A. (b)	2	22
Guala Closures S.p.A. (a)	2	14
Interpump Group SpA	1	33
Intesa Sanpaolo SpA	34	72
Italgas S.p.A.	5	30
Italmobiliare S.p.A.	—	10
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a)	13	22
Leonardo S.p.A.	5	59
Mediobanca SpA	6	66
Moncler S.p.A.	2	68
OVS SpA (a) (b)	12	21
Piaggio & C. S.p.A.	7	19
Pirelli & C. S.p.A. (b)	5	30
Prada S.p.A.	5	17
Rai Way S.P.A. (b)	2	13
Reply S.p.A.	—	22
Saipem S.p.A. (a)	6	31
Salini Impregilo S.p.A. (a)	11	22
	Shares/Par[1]	Value ($)
Salvatore Ferragamo. S.p.A.	1	23
Societa' Cattolica Di Assicurazione - Societa' Cooperativa	1	12
Tinexta S.P.A.	1	21
UniCredit S.p.A.	10	128
Unione Di Banche Italiane S.p.A	16	43
Unipol Gruppo Finanziario S.P.A.	7	34
Zignago Vetro S.p.A	1	10
		1,683
Spain 1.7%
ACS, Actividades de Construccion y Servicios, S.A.	1	48
AENA, S.M.E., S.A. (b)	—	31
Almirall, S.A.	1	23
Amadeus IT Group SA	1	80
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	22
Banco Bilbao Vizcaya Argentaria SA	12	66
Banco de Sabadell, S.A.	35	36
Banco Santander SA	54	249
Cellnex Telecom, S.A. (b)	1	26
Euskaltel, S.A. (b)	2	16
Faes Farma, SA	3	16
Ferrovial, S.A.	1	22
Fomento De Construcciones Y Contratas, S.A.	1	11
Global Dominion Access, S.A. (a) (b)	2	12
Grifols, S.A. - Class A	1	42
Industria de Diseno Textil, S.A.	2	54
Mediaset Espana Comunicacion, S.A.	3	21
Naturgy Energy Group SA	1	24
Repsol SA	5	80
Siemens Gamesa Renewable Energy, S.A.	1	21
Tecnicas Reunidas, S.A.	1	21
Telefonica SA	15	126
		1,047
Denmark 1.6%
ALK-Abello A/S (a)	—	16
Bavarian Nordic A/S (a)	1	23
Carlsberg A/S - Class B	—	42
Chr. Hansen Holding A/S	—	34
Coloplast A/S - Class B	—	22
Dampskibsselskabet NORDEN A/S	2	22
DFDS A/S	—	20
DSV A/S	—	32
FLSmidth & Co. A/S	1	28
Genmab A/S (a)	—	23
GN Store Nord A/S	1	59
ISS A/S	2	45
Jyske Bank A/S (a)	1	35
Novo Nordisk A/S - Class B	4	224
Novozymes A/S - Class B	1	49
Orsted A/S (b)	—	25
PER AARSLEFF Holding A/S	1	22
Ringkjobing Landbobank. Aktieselskab	—	27
Rockwool International A/S	—	22
Royal Unibrew A/S	1	40
Scandinavian Tobacco Group A/S (b)	1	12
SimCorp A/S	—	36
Topdanmark A/S	—	21
Torm PLC (a)	2	15
Tryg A/S	1	22
Vestas Wind Systems A/S	—	30
Zealand Pharma A/S (a)	1	23
		969
Finland 1.5%
Cargotec Oyj	—	16
Citycon Oyj	1	12
Cramo Oyj (a)	1	18
Elisa Oyj	1	57
Fortum Oyj	2	48
Huhtamaki Oyj - Class I	1	49
Kemira Oyj	1	16
Kesko Oyj	—	28
Kone Corporation - Class B	1	45
Konecranes Abp	—	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Lassila & Tikanoja Oyj	1	13
Metso Oyj	1	41
Neste Oyj	2	57
Nokian Renkaat Oyj	2	48
Orion Oyj - Class B	1	30
Outokumpu Oyj	6	22
Outotec Oyj (a)	4	23
Ponsse Oyj	—	16
Sampo Oyj - Class A	2	92
Sanoma Oyj	1	14
Stora Enso Oyj - Class R	3	37
Tikkurila Oyj	1	12
UPM-Kymmene Oyj	4	101
Vaisala Oyj	1	16
Valmet Oy	2	46
Wartsila Oyj	1	21
		895
Belgium 1.3%
Ackermans	—	37
ageas SA/NV	2	78
Anheuser-Busch InBev	2	212
Barco NV	—	17
Compagnie D'entreprises CFE	—	16
Elia System Operator	—	22
Euronav	2	19
Fagron	1	12
Galapagos (a)	—	22
Gimv	—	12
KBC Groep NV	1	84
Kinepolis Group	—	11
Lotus Bakeries	—	13
Melexis	—	14
Proximus	2	61
Recticel	2	22
Solvay SA	1	79
Telenet Group Holding	—	23
Tessenderlo Group (a)	—	12
UCB SA	1	51
		817
Singapore 0.9%
Black Ridge Acquisition Corp.	16	11
Bukit Sembawang Estates Limited	2	11
BW LPG PTE. LTD. (a) (b)	4	21
CapitaLand Ltd.	4	10
ComfortDelgro Corp. Ltd.	11	22
DBS Group Holdings Ltd.	4	84
Genting Singapore Limited	15	11
Hong Leong Finance Limited F.K.A	5	10
IGG Singapore Pte Ltd.	10	11
Keppel Corporation Limited	5	27
Oversea-Chinese Banking Corporation Limited	5	43
Sembcorp Industries Ltd	6	11
SembCorp Marine Ltd. (a)	10	11
Singapore Airlines Ltd.	5	34
Singapore Airport Terminal Services Ltd.	6	22
Singapore Exchange Ltd.	4	22
Singapore Telecommunications Limited	13	33
StarHub Ltd	19	22
United Overseas Bank Ltd.	2	46
Venture Corp. Ltd.	3	33
Wilmar International Limited	7	19
XP Power PLC	—	10
Yangzijiang Shipbuilding (Holdings) Ltd.	12	13
		537
Ireland 0.9%
AIB Group Public Limited Company	8	33
Bank of Ireland Group Public Limited Company	15	78
CRH public limited company - ADR	3	96
Flutter Entertainment Public Limited Company	1	85
Grafton Group Public Limited Company	2	16
James Hardie Industries Public Limited Company - CDI	2	25
Kerry Group Plc - Class A	1	75
Kingspan Group Plc	1	69
	Shares/Par[1]	Value ($)
Smurfit Kappa Funding Designated Activity Company	2	53
		530
Norway 0.8%
Aker BP ASA	1	22
Atea ASA	1	10
Borregaard ASA	1	13
DNB Bank ASA	2	44
Equinor ASA	5	107
Frontline Ltd. (a)	2	17
Grieg Seafood ASA	2	22
Mowi ASA	1	28
Nel ASA (a)	33	27
Norwegian Finans Holding ASA (a)	2	12
Odfjell Drilling Ltd. (a)	7	21
Sbanken ASA (b)	3	22
Sparebank 1 Sr-Bank Asa	1	12
Subsea 7 S.A.	2	22
Telenor ASA	2	34
TGS NOPEC Geophysical Company ASA	1	28
TOMRA Systems ASA	1	21
		462
Israel 0.6%
Alrov Properties & Lodgings Ltd.	—	4
Bank Hapoalim BM	3	19
Bank Leumi Le-Israel BM	4	31
Clal Insurance Co Ltd. (a)	1	12
Delek Group Ltd.	—	20
Formula Systems (1985) Ltd.	—	20
Hilan Ltd	1	22
Israel Discount Bank Ltd. - Class A	5	19
Matrix I.T. Ltd	2	22
Melisron Ltd.	—	12
Menora Mivtachim Insurance Ltd.	1	18
Mizrahi Tefahot Bank Ltd. (a)	1	23
Nice Ltd. (a)	—	26
Nova Measuring Instruments Ltd. (a)	1	22
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	22
Shikun & Binui Ltd.	4	12
Strauss Group Ltd	1	16
The First International Bank of Israel Limited	1	23
Tower Semiconductor Ltd. (a)	1	23
		366
United States of America 0.5%
Bausch Health Companies Inc. (a)	2	45
BCE Inc.	1	24
Enbridge Inc.	3	119
Methanex Corporation	—	21
Ritchie Bros. Auctioneers Inc.	1	21
Samsonite International S.A.	18	42
Waste Connections, Inc. (d)	—	38
		310
Austria 0.5%
ams AG (a)	1	46
Erste Group Bank AG	1	49
EVN AG	1	10
Lenzing Aktiengesellschaft	—	11
OMV AG	1	43
Osterreichische Post Aktiengesellschaft	1	22
RHI Magnesita N.V.	—	22
Telekom Austria Aktiengesellschaft	2	13
UNIQA Insurance Group AG	2	17
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	21
Voestalpine AG	1	23
		277
New Zealand 0.3%
a2 Milk Co. Ltd. (a)	2	24
Air New Zealand Limited	6	10
Chorus Limited	3	12
Contact Energy Limited	3	14
EBOS Group Limited	1	14
Mainfreight Limited	—	11

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

67

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Mercury NZ Limited	7	23
Meridian Energy Limited	7	23
Ryman Healthcare Ltd.	2	13
SKYCITY Entertainment Group Limited	4	11
Spark New Zealand Ltd.	6	15
Summerset Group Holdings Limited	4	14
		184
Portugal 0.3%
Energias de Portugal SA	8	30
Galp Energia, SGPS, S.A.	3	42
Jeronimo Martins, SGPS, S.A.	2	30
NOS, SGPS, SA.	4	25
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	11
SONAE - S.G.P.S., S.A.	20	19
		157
Luxembourg 0.2%
Aperam	1	23
ArcelorMittal	1	23
L'Occitane International SA	5	11
Millicom International Cellular SA - SDR	—	23
Tenaris SA	2	23
		103
Jersey 0.1%
Centamin PLC	18	26
Highland Gold Mining Ltd.	9	22
		48
China 0.0%
Leyou Technologies Holdings Limited (a)	35	11
VSTECS Holdings Limited	22	12
		23
Faroe Islands 0.0%
P/F Bakkafrost Sales	—	22
United Arab Emirates 0.0%
NMC Health PLC	1	22
Macau 0.0%
Sands China Ltd.	4	19
Liechtenstein 0.0%
VP Bank AG	—	12
Monaco 0.0%
Endeavour Mining Corporation (a)	1	11
Isle of Man 0.0%
Strix Group PLC	5	11
Total Common Stocks (cost $60,008)		60,250
PREFERRED STOCKS 0.5%
Germany 0.5%
Bayerische Motoren Werke AG	—	11
Dragerwerk AG & Co. KGaA (e)	—	13
Fuchs Petrolub SE	1	34
Sartorius AG	—	34
STO SE & Co. KGaA	—	11
Volkswagen AG (e)	1	203
Total Preferred Stocks (cost $304)		306
Total Investments 99.6% (cost $60,312)		60,556
Other Assets and Liabilities, Net 0.4%		263
Total Net Assets 100.0%		60,819

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,069 and 1.8%, respectively.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Shares/Par[1]	Value ($)

(e)  Convertible security.

JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.7%
Information Technology 20.6%
3D Systems Corporation (a) (b)	15	133
Acacia Communications, Inc. (a)	4	176
Accenture Public Limited Company - Class A	23	4,163
ACI Worldwide, Inc. (a)	11	368
Adobe Inc. (a)	14	4,065
Ads Alliance Data Systems Inc.	3	463
ADTRAN, Inc.	6	84
Advanced Energy Industries, Inc. (a)	5	302
Advanced Micro Devices, Inc. (a)	38	1,158
Agilysys, Inc. (a)	1	17
Akamai Technologies, Inc. (a)	10	794
Alarm.Com Holdings, Inc. (a)	2	123
Alpha and Omega Semiconductor Limited (a)	3	31
Ambarella Inc. (a)	5	202
Amdocs Limited	9	552
American Software, Inc. - Class A	2	23
Amkor Technology, Inc. (a)	29	220
Amphenol Corporation - Class A	11	1,089
Amtech Systems, Inc. (a)	1	5
Analog Devices, Inc.	9	989
Anixter International Inc. (a)	5	302
ANSYS, Inc. (a)	3	580
Apple Inc.	199	39,335
Applied Materials, Inc.	39	1,739
Applied Optoelectronics, Inc. (a) (b)	1	11
Arista Networks, Inc. (a)	2	509
Arlo Technologies, Inc. (a)	6	25
Arrow Electronics, Inc. (a)	7	522
ASGN Incorporated (a)	6	365
Aspen Technology, Inc. (a)	6	766
Atlassian Corporation PLC - Class A (a)	1	120
Autodesk, Inc. (a)	5	884
Automatic Data Processing, Inc.	19	3,128
Avaya Holdings Corp. (a)	8	96
Avid Technology, Inc. (a)	3	30
Avnet, Inc.	8	374
AVX Corporation	12	197
Axcelis Technologies, Inc. (a)	3	45
AXT, Inc. (a)	1	4
Badger Meter, Inc.	3	157
Bel Fuse Inc. - Class B	1	23
Belden Inc.	5	291
Benchmark Electronics, Inc.	7	166
Black Knight, Inc. (a)	10	574
Blackbaud, Inc.	3	243
Booz Allen Hamilton Holding Corporation - Class A	12	814
Bottomline Technologies Inc. (a)	2	84
Broadcom Inc.	11	3,307
Broadridge Financial Solutions, Inc.	7	844
Brooks Automation Inc.	7	270
Cabot Microelectronics Corporation	3	287
CACI International Inc. - Class A (a)	2	509
Cadence Design Systems Inc. (a)	14	986
CalAmp Corp. (a)	3	31
Calix, Inc. (a)	6	38
Carbonite Inc. (a)	2	60
Cardtronics PLC - Class A (a)	9	240
Cass Information Systems, Inc.	1	60
CDK Global, Inc.	11	554
CDW Corp.	11	1,181
CEVA Inc. (a)	1	19
Ciena Corp. (a)	13	532
Cirrus Logic Inc. (a)	8	354
Cisco Systems, Inc.	122	6,700
Cision Ltd. (a)	6	68
Citrix Systems Inc.	8	737
Clearfield, Inc. (a)	1	8
Cognex Corp.	9	454
Cognizant Technology Solutions Corp. - Class A	17	1,071

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

68

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Coherent Inc. (a)	2	235
Cohu Inc.	5	72
CommScope Holding Company, Inc. (a)	11	174
Communications Systems Inc. (c)	1	4
CommVault Systems Inc. (a)	2	113
Computer Task Group Inc. (a)	3	10
Comtech Telecommunications Corp.	1	34
Conduent Inc. (a)	15	139
Control4 Corporation (a)	1	13
CoreLogic, Inc. (a)	10	436
Corning Inc.	42	1,398
Coupa Software Incorporated (a)	2	215
Cray Inc. (a)	7	258
Cree Inc. (a)	11	591
CSG Systems International Inc.	4	204
CTS Corp.	3	93
Cyberoptics Corp. (a)	1	9
Cypress Semiconductor Corp.	28	634
Daktronics Inc.	5	30
Dell Technology, Inc. - Class C (a)	4	206
Diebold Nixdorf Inc. (a)	8	70
Digi International Inc. (a)	4	46
Diodes Inc. (a)	6	233
DocuSign, Inc. (a)	2	103
Dolby Laboratories, Inc.	4	287
DSP Group, Inc. (a)	1	14
DXC Technology Company	20	1,105
Ebix Inc. (b)	4	209
EchoStar Corp. - Class A (a)	4	184
Electronics for Imaging Inc. (a)	9	322
Emcore Corp. (a)	3	11
Endurance International Group Holdings, Inc. (a)	8	36
Entegris, Inc.	14	532
Envestnet, Inc. (a)	2	120
EPAM Systems, Inc. (a)	3	528
ePlus Inc. (a)	2	116
Euronet Worldwide Inc. (a)	5	759
EVERTEC, Inc.	8	247
ExlService Holdings Inc. (a)	5	335
F5 Networks Inc. (a)	4	579
Fabrinet (a)	5	234
Fair Isaac Corp. (a)	3	785
FARO Technologies Inc. (a)	2	93
Fidelity National Information Services, Inc.	10	1,236
Finisar Corporation (a)	18	402
First Data Corporation - Class A (a)	27	744
First Solar Inc. (a)	7	428
Fiserv Inc. (a)	18	1,638
Fitbit, Inc. - Class A (a)	31	136
FleetCor Technologies Inc. (a)	5	1,351
Flex Ltd. (a)	53	508
FLIR Systems Inc.	10	531
FormFactor Inc. (a)	8	123
Fortinet, Inc. (a)	6	442
Frequency Electronics Inc. (a)	1	11
Gartner Inc. (a)	3	406
Genpact Limited	21	787
Global Payments Inc.	6	939
Globalscape, Inc.	—	5
Globant S.A. (a)	3	256
GSI Technology, Inc. (a)	1	7
Guidewire Software, Inc. (a)	4	355
Hackett Group Inc.	3	55
Harmonic Inc. (a)	10	58
Hewlett Packard Enterprise Company	75	1,121
HP Inc.	51	1,059
HubSpot Inc. (a)	1	118
Ichor Holdings, Ltd. (a)	2	57
II-VI Inc. (a)	6	223
Infinera Corporation (a)	26	76
INPHI Corporation (a)	2	122
Insight Enterprises, Inc. (a)	4	221
Intel Corp.	217	10,376
InterDigital Communications, Inc.	5	337
International Business Machines Corp.	39	5,414
	Shares/Par[1]	Value ($)
Intevac Inc. (a)	1	5
Intuit Inc.	10	2,664
IPG Photonics Corporation (a)	3	413
Itron Inc. (a)	5	326
J2 Cloud Services, LLC	6	491
Jabil Inc.	24	756
Jack Henry & Associates Inc.	4	523
Juniper Networks, Inc.	25	670
KBR, Inc.	15	368
Kemet Corp.	9	163
Key Tronic Corp. (a)	—	2
Keysight Technologies, Inc. (a)	6	552
Kimball Electronics Group, LLC (a)	3	43
KLA-Tencor Corp.	9	1,057
Knowles Corporation (a)	15	282
Kopin Corp. (a)	3	4
Kulicke & Soffa Industries Inc.	9	195
KVH Industries Inc. (a)	2	16
Lam Research Corp.	11	2,131
Lattice Semiconductor Corp. (a)	7	108
Leidos Holdings Inc.	10	831
Limelight Networks, Inc. (a)	7	20
Littelfuse Inc.	2	390
Liveramp, Inc. (a)	7	338
LogMeIn, Inc.	3	225
Lumentum Holdings Inc. (a)	3	163
MACOM Technology Solutions Holdings, Inc. (a)	8	120
MagnaChip Semiconductor, Ltd. (a) (b)	4	42
Manhattan Associates Inc. (a)	5	366
Mantech International Corp. - Class A	3	175
Marvell Technology Group Ltd	24	578
MasterCard Incorporated - Class A	34	8,946
Maxim Integrated Products, Inc.	14	809
MAXIMUS Inc.	7	543
MaxLinear, Inc. - Class A (a)	10	224
Methode Electronics Inc.	7	193
Microchip Technology Inc.	11	938
Micron Technology Inc. (a)	64	2,473
Microsoft Corp.	239	32,046
MicroStrategy Inc. - Class A (a)	1	125
MKS Instruments, Inc.	5	401
MongoDB, Inc. - Class A (a) (b)	1	170
Monolithic Power Systems Inc.	2	293
Monotype Imaging Holdings Inc.	4	60
Motorola Solutions Inc.	7	1,107
MTS Systems Corp.	2	140
Nanometrics Inc. (a)	5	171
National Instruments Corp.	8	322
NCR Corporation (a)	15	454
NeoPhotonics Corporation (a)	3	13
NetApp, Inc.	17	1,040
NETGEAR, Inc. (a)	6	152
NetScout Systems, Inc. (a)	8	207
New Relic, Inc. (a)	1	82
NIC Inc.	5	80
Novantas Inc. (a)	3	302
Nuance Communications, Inc. (a)	20	312
Nutanix, Inc. - Class A (a)	1	34
NVE Corp.	—	32
NVIDIA Corporation	20	3,333
Okta Inc. - Class A (a)	2	223
ON Semiconductor Corp. (a)	41	819
Onespan, Inc. (a)	3	48
Oracle Corporation	75	4,260
OSI Systems Inc. (a)	3	325
Palo Alto Networks Inc. (a)	2	321
Park Electrochemical Corp.	2	36
Paychex Inc.	15	1,220
Paycom Software, Inc. (a)	4	1,001
Paylocity Holding Corporation (a)	2	152
Paypal Holdings, Inc. (a)	22	2,552
PC Connection, Inc.	3	108
PCM, Inc. (a)	1	37
PDF Solutions Inc. (a)	2	31
Pegasystems Inc.	1	43

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

69

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Perceptron, Inc. (a)	1	5
Perficient, Inc. (a)	3	115
Perspecta Inc.	12	292
PFSweb Inc. (a)	2	9
Photronics Inc. (a)	7	58
Plantronics Inc.	5	191
Plexus Corp. (a)	3	199
Power Integrations Inc.	3	279
Presidio Inc.	9	122
PRGX Global, Inc. (a)	1	6
Progress Software Corp.	4	179
Proofpoint Inc. (a)	1	169
PTC Inc. (a)	3	251
Pure Storage, Inc. - Class A (a)	6	98
QAD Inc. - Class A	1	25
Qorvo, Inc. (a)	8	550
QUALCOMM Inc.	29	2,193
Qualys, Inc. (a)	2	201
Rambus Inc. (a)	13	159
RealNetworks, Inc. (a)	2	4
RealPage, Inc. (a)	5	304
Red Hat Inc. (a)	7	1,268
Ribbon Communications Inc. (a)	7	34
Richardson Electronics Ltd.	1	3
RingCentral, Inc. - Class A (a)	1	132
Rogers Corp. (a)	2	307
Rudolph Technologies Inc. (a)	3	91
Sabre Corporation	28	623
Salesforce.Com, Inc. (a)	8	1,182
Sanmina Corp. (a)	11	334
Sapiens International Corporation N.V.	1	14
ScanSource Inc. (a)	4	125
Science Applications International Corp.	6	527
SeaChange International Inc. (a)	2	3
Seagate Technology Public Limited Company	17	800
Semtech Corp. (a)	6	272
ServiceNow, Inc. (a)	3	722
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	132
Skyworks Solutions, Inc.	15	1,191
SMART Global Holdings, Inc. (a)	4	92
SolarEdge Technologies Ltd. (a)	5	341
Splunk Inc. (a)	2	302
SPS Commerce, Inc. (a)	1	108
SS&C Technologies Holdings, Inc.	12	700
Stratasys, Inc. (a)	5	153
Super Micro Computer, Inc. (a)	4	85
Sykes Enterprises Inc. (a)	7	180
Symantec Corp.	12	263
Synaptics Incorporated (a)	6	185
Synchronoss Technologies, Inc. (a)	4	35
SYNNEX Corporation	6	628
Synopsys Inc. (a)	3	411
Systemax Inc.	3	71
Tableau Software, Inc. - Class A (a)	2	276
TE Connectivity Ltd.	16	1,492
Tech Data Corp. (a)	4	387
TeleNav Inc. (a)	3	28
Teradata Corporation (a)	14	498
Teradyne Inc.	13	608
Tessco Technologies Inc.	1	11
Texas Instruments Incorporated	40	4,609
The Rubicon Project, Inc. (a)	3	20
TiVo Corporation	13	93
Total System Services Inc.	10	1,270
Transact Technologies Inc.	—	1
Trimble Inc. (a)	11	480
TTEC Holdings, Inc.	5	250
TTM Technologies, Inc. (a)	17	170
Tyler Technologies Inc. (a)	1	255
Ubiquiti Networks, Inc.	4	485
Ultra Clean Holdings, Inc. (a)	3	42
Unisys Corp. (a) (b)	4	38
Universal Display Corporation	3	551
Veeco Instruments Inc. (a)	5	64
	Shares/Par[1]	Value ($)
Verint Systems Inc. (a)	5	270
Versum Materials, Inc.	9	488
ViaSat, Inc. (a) (b)	5	396
Viavi Solutions Inc. (a)	23	304
Virtusa Corporation (a)	4	159
Visa Inc. - Class A	55	9,602
Vishay Intertechnology Inc.	13	220
Vishay Precision Group, Inc. (a)	1	28
VMware Inc. - Class A	1	251
Western Digital Corp.	16	769
Western Union Co.	35	701
Wex, Inc. (a)	4	863
Workday, Inc. - Class A (a)	1	306
Worldpay Inc. - Class A (a)	10	1,192
Xerox Corp.	20	716
Xilinx Inc.	11	1,326
Xperii Corp.	9	183
Zebra Technologies Corp. - Class A (a)	5	958
Zendesk, Inc. (a)	1	82
Zix Corporation (a)	3	30
		253,400
Financials 14.1%
1st Source Corp.	5	213
Affiliated Managers Group, Inc.	4	364
AFLAC Incorporated	25	1,370
Alleghany Corporation (a)	1	422
Allegiance Bancshares, Inc. (a)	2	57
Ally Financial Inc.	35	1,100
A-Mark Precious Metals, Inc. (a)	—	5
Ambac Financial Group, Inc. (a)	4	69
American Equity Investment Life Holding Company	7	185
American Express Company	25	3,138
American Financial Group, Inc.	5	517
American International Group, Inc.	20	1,052
American National Bankshares Inc.	1	24
American National Insurance Company	2	183
Ameriprise Financial, Inc.	12	1,752
Ameris Bancorp	7	255
Amerisafe, Inc.	2	133
Aon PLC - Class A	8	1,628
Arch Capital Group Ltd. (a)	14	504
Ares Management Corporation - Class A	7	186
Argo Group International Holdings, Ltd.	3	235
Arrow Financial Corporation	2	64
Arthur J Gallagher & Co.	11	953
Artisan Partners Asset Management Inc. - Class A	5	146
Associated Banc-Corp	14	295
Assurant, Inc.	5	481
Assured Guaranty Ltd.	9	359
Athene Holding Ltd - Class A (a)	12	538
Atlantic Capital Bancshares, Inc. (a)	1	20
Atlantic Union Bankshares Corporation	8	280
Atlas Financial Holdings, Inc. (a)	1	1
AXIS Capital Holdings Limited	6	329
Axos Financial, Inc. (a)	7	195
Banc of California, Inc.	11	154
BancFirst Corporation	3	192
BancorpSouth Bank	8	241
Bank of America Corporation	161	4,672
Bank of Hawaii Corporation	5	406
Bank of Marin Bancorp	2	70
Bank of N.T. Butterfield & Son Limited (The)	7	243
Bank OZK	13	381
BankFinancial Corporation	2	30
BankUnited, Inc.	9	290
Banner Corporation	4	228
Bar Harbor Bankshares	1	35
BB&T Corporation	16	781
Berkshire Hathaway Inc. - Class B (a)	43	9,196
Berkshire Hills Bancorp, Inc.	6	202
BGC Partners, Inc. - Class A	34	180
BlackRock, Inc.	3	1,570
Blucora, Inc. (a)	4	130
BOK Financial Corporation	4	333

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Boston Private Financial Holdings Inc.	10	115
Bridge Bancorp Inc.	2	55
Brighthouse Financial, Inc. (a)	10	360
Brightsphere Investment Group PLC	9	103
Brookline Bancorp, Inc.	11	169
Brown & Brown Inc.	21	719
Bryn Mawr Bank Corp.	2	89
C&F Financial Corporation	—	2
Cadence Bancorporation - Class A	15	314
Camden National Corp.	2	87
Cannae Holdings, Inc. (a)	11	306
Capital City Bank Group Inc.	1	25
Capital One Financial Corporation	14	1,310
Capitol Federal Financial	16	216
Carolina Financial Corp.	3	89
Cathay General Bancorp	7	241
Cboe Global Markets, Inc.	5	501
CBTX, Inc.	1	35
Centerstate Bank Corporation	9	202
Central Pacific Financial Corp.	4	111
Central Valley Community Bancorp	—	5
Charles Schwab Corp.	32	1,275
Chemical Financial Corp.	6	231
Chubb Limited	10	1,491
Cincinnati Financial Corp.	6	642
CIT Group Inc.	7	342
Citigroup Inc.	50	3,528
Citizens & Northern Corp.	1	20
Citizens Financial Group Inc.	19	678
Citizens Inc. - Class A (a)	4	27
City Holdings Co.	2	149
CME Group Inc.	6	1,242
CNA Financial Corp.	1	71
CNB Financial Corp.	1	38
CNO Financial Group, Inc.	11	192
Codorus Valley Bancorp Inc.	—	7
Cohen & Steers, Inc.	5	261
Columbia Banking System Inc.	6	233
Comerica Inc.	9	685
Commerce Bancshares Inc.	9	511
Community Bank System Inc.	4	240
Community Trust Bancorp Inc.	2	87
ConnectOne Bancorp, Inc.	8	175
Consumer Portfolio Services Inc. (a)	2	8
Cowen Inc. - Class A (a)	2	38
Crawford & Co. - Class B	1	13
Credit Acceptance Corp. (a)	2	861
Cullen/Frost Bankers Inc.	5	453
Customers Bancorp, Inc. (a)	3	69
CVB Financial Corp.	11	237
Diamond Hill Investment Group, Inc.	—	68
Dime Community Bancshares Inc.	4	74
Discover Financial Services	29	2,257
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	5	72
E*TRADE Financial Corp.	17	752
Eagle Bancorp Inc.	5	253
East West Bancorp, Inc.	11	530
Eaton Vance Corp.	12	503
eHealth, Inc. (a)	2	131
EMC Insurance Group Inc.	2	60
Employer Holdings Inc.	4	154
Encore Capital Group Inc. (a)	4	138
Enova International, Inc. (a)	5	125
Enstar Group Limited (a)	1	221
Enterprise Financial Services Corp.	4	168
Equity Bancshares, Inc. - Class A (a)	1	28
Erie Indemnity Company - Class A	3	782
ESSA Bancorp, Inc.	1	15
Essent Group Ltd. (a)	10	484
Evercore Inc. - Class A	6	495
Everest Re Group, Ltd.	2	372
EzCorp Inc. - Class A (a)	7	69
FactSet Research Systems Inc.	3	865
Farmers National Banc Corp.	1	12
	Shares/Par[1]	Value ($)
FB Financial Corporation	6	213
FBL Financial Group, Inc. - Class A	3	166
Federal Agricultural Mortgage Corp. - Class C	1	65
Federated Investors Inc. - Class B	13	426
Fednat Holding Company	2	23
Fidelity National Financial, Inc.	19	782
Fidelity Southern Corp.	4	109
Fifth Third Bancorp	42	1,170
Financial Institutions Inc.	2	56
First American Financial Corporation	10	532
First Bancorp Inc.	4	129
First Bancorp Inc.	22	242
First Busey Corp.	7	177
First Business Financial Services Inc.	1	22
First Citizens BancShares, Inc. - Class A	1	615
First Commonwealth Financial Corp.	12	160
First Community Bancshares, Inc.	2	59
First Defiance Financial Corp.	1	43
First Financial Bancorp	10	248
First Financial Bancshares, Inc.	11	348
First Financial Corp.	1	38
First Financial Northwest, Inc.	1	14
First Foundation Inc.	4	55
First Hawaiian, Inc.	9	220
First Horizon National Corp.	27	408
First Interstate BancSystem, Inc. - Class A	3	137
First Merchants Corp.	6	234
First Mid-Illinois Bancshares Inc.	2	57
First Midwest Bancorp Inc.	12	255
First of Long Island Corp.	2	47
First Republic Bank	5	519
FirstCash, Inc.	5	480
Flagstar Bancorp Inc.	8	270
Flushing Financial Corp.	3	78
FNB Corp.	30	357
Franklin Financial Network, Inc.	2	45
Franklin Resources Inc.	26	915
Fulton Financial Corp.	15	248
GAIN Capital Holdings, Inc. (b)	5	22
GAMCO Investors Inc. - Class A	1	23
Genworth Financial, Inc. - Class A (a)	49	181
German American Bancorp Inc.	4	113
Glacier Bancorp, Inc.	6	235
Global Indemnity Ltd - Class A	1	31
Great Southern Bancorp Inc.	2	109
Great Western Bancorp Inc.	8	283
Green Dot Corporation - Class A (a)	6	272
Greenhill & Co. Inc.	3	34
Greenlight Capital Re, Ltd. - Class A (a)	3	27
Hallmark Financial Services, Inc. (a)	2	30
Hamilton Lane Inc. - Class A	1	84
Hancock Whitney Co.	5	220
Hanmi Financial Corp.	3	77
Hanover Insurance Group Inc.	4	460
Hartford Financial Services Group Inc.	22	1,219
HCI Group, Inc.	2	61
Heartland Financial USA, Inc.	4	195
Hennessy Advisors Inc.	—	4
Heritage Commerce Corp.	5	56
Heritage Financial Corporation	6	172
Heritage Insurance Holdings, Inc.	3	41
Hilltop Holdings Inc.	10	221
Home Bancshares Inc.	11	221
HomeStreet, Inc. (a)	3	85
HomeTrust Bancshares Inc.	1	36
Hope Bancorp, Inc.	18	248
Horace Mann Educators Corp.	5	200
Horizon Bancorp Inc.	5	74
Houlihan Lokey Inc. - Class A	4	184
Huntington Bancshares Inc.	64	889
IberiaBank Corp.	4	315
Impac Mortgage Holdings, Inc. (a)	2	6
Independence Holding Co.	1	31
Independence Holdings, LLC	12	421
Independent Bank Corp.	3	55

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

71

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Independent Bank Corp.	3	246
Independent Bank Group, Inc.	6	318
Interactive Brokers Group, Inc. (c)	10	524
Intercontinental Exchange, Inc.	12	1,062
Internap Corporation (a) (b)	1	4
International Bancshares Corp.	8	304
INTL FCStone Inc. (a)	2	73
Invesco Ltd.	25	513
Investors Bancorp, Inc.	25	278
James River Group, Inc.	5	227
Janus Henderson Group PLC	14	310
Jefferies Financial Group Inc.	19	373
JPMorgan Chase & Co.	105	11,731
Kearny Financial Corp	11	147
Kemper Corp.	6	557
KeyCorp	42	748
Ladenburg Thalmann Financial Services Inc.	10	35
Lakeland Bancorp Inc.	11	172
Lakeland Financial Corp.	4	172
Lazard Ltd - Class A	13	449
LegacyTexas Financial Group, Inc.	6	264
Legg Mason Inc.	6	223
LendingClub Corporation (a)	73	239
LendingTree, Inc. (a) (b)	1	336
Lincoln National Corp.	8	485
Live Oak Bancshares, Inc.	6	102
Loews Corp.	11	595
LPL Financial Holdings Inc.	11	922
M&T Bank Corporation	7	1,217
Macatawa Bank Corp.	1	6
Maiden Holdings, Ltd.	9	6
Manning & Napier, Inc. - Class A	1	2
Markel Corp. (a)	1	548
MarketAxess Holdings Inc.	2	707
Marlin Business Services Inc.	2	50
Marsh & McLennan Cos. Inc.	18	1,804
MBIA Inc. (a)	14	130
MBT Financial Corp.	1	10
Mercantile Bank Corp.	2	66
Merchants Bancorp, Inc.	1	9
Mercury General Corp.	5	298
Meridian Bancorp, Inc.	10	175
Meta Financial Group, Inc.	5	148
MetLife, Inc.	19	958
MGIC Investment Corp. (a)	10	131
Midland States Bancorp Inc.	2	41
Midsouth Bancorp Inc.	1	7
MidWestOne Financial Group Inc.	1	21
Moelis & Company LLC - Class A	5	168
Moody's Corp.	6	1,153
Morgan Stanley	44	1,910
Morningstar Inc.	5	661
Mr. Cooper Group Inc. (a)	3	25
MSCI Inc.	5	1,110
NASDAQ Inc.	10	978
National Bank Holdings Corp. - Class A	6	206
National Bankshares Inc.	—	3
National General Holdings Corp.	11	247
National Western Life Group Inc. - Class A	1	173
Navient Corporation	30	412
NBT Bancorp Inc.	6	239
Nelnet, Inc. - Class A	3	191
New York Community Bancorp Inc.	26	255
Nicholas Financial, Inc. (a)	1	6
Nicolet Bankshares, Inc. (a)	—	17
NMI Holdings Inc. - Class A (a)	7	202
Northern Trust Corp.	12	1,035
Northfield Bancorp Inc.	5	82
Northrim BanCorp Inc.	—	14
Northwest Bancshares Inc.	16	275
OceanFirst Financial Corp.	9	235
Ocwen Financial Corp. (a)	4	7
OFG Bancorp	6	148
Old Line Bancshares, Inc.	1	21
Old National Bancorp	17	286
	Shares/Par[1]	Value ($)
Old Republic International Corp.	23	512
Old Second Bancorp Inc.	1	9
On Deck Capital Inc. (a)	6	25
Oppenheimer Holdings Inc. - Class A	1	30
Opus Bank	5	108
Oritani Financial Corp.	5	90
Pacific Premier Bancorp, Inc.	10	321
PacWest Bancorp	7	289
Park National Corp.	2	228
Peapack Gladstone Financial Corp.	2	64
Penns Woods Bancorp Inc.	—	10
PennyMac Financial Services, Inc.	8	178
Peoples Bancorp Inc.	2	68
Peoples Financial Services Corp.	—	10
People's United Financial Inc.	29	483
People's Utah Bancorp	1	20
Pinnacle Financial Partners, Inc.	5	273
Piper Jaffray Cos.	2	134
PJT Partners Inc. - Class A	2	95
PNC Financial Services Group Inc.	11	1,462
Popular Inc.	9	478
Preferred Bank	2	75
Primerica, Inc.	6	710
Principal Financial Group, Inc.	18	1,044
ProAssurance Corporation	6	219
Progressive Corp.	18	1,466
Prosperity Bancshares Inc.	6	376
Protective Insurance Company - Class B	1	17
Provident Financial Holdings Inc.	—	9
Provident Financial Services, Inc.	9	218
Prudential Bancorp Inc of Pennsylvania	—	5
Prudential Financial Inc.	9	918
Pzena Investment Management, Inc. - Class A	2	16
QCR Holdings, Inc.	1	34
Radian Group Inc.	8	193
Raymond James Financial Inc.	9	735
Regional Management Corp. (a)	2	47
Regions Financial Corporation	52	777
Reinsurance Group of America Inc.	3	479
RenaissanceRe Holdings Ltd	3	597
Renasant Corporation	8	297
Republic Bancorp Inc. - Class A	2	90
Republic First Bancorp Inc. (a)	2	11
RLI Corp.	4	320
S&P Global Inc.	11	2,474
S&T Bancorp Inc.	5	204
Safety Insurance Group, Inc.	2	155
Sandy Spring Bancorp Inc.	5	163
Santander Consumer USA Holdings Inc.	28	666
Seacoast Banking Corp. of Florida (a)	4	96
SEI Investments Co.	10	541
Selective Insurance Group Inc.	4	335
ServisFirst Bancshares, Inc.	6	190
Sierra BanCorp	1	40
Signature Bank	3	419
Simmons First National Corp. - Class A	9	205
SLM Corporation	49	477
South State Corp.	2	180
Southside Bancshares, Inc.	4	126
State Auto Financial Corp.	7	253
State Street Corp.	9	509
Sterling Bancorp	19	396
Stewart Information Services Corp.	3	102
Stifel Financial Corp.	7	389
Stock Yards Bancorp Inc.	2	70
SunTrust Banks Inc.	12	734
SVB Financial Group (a)	3	704
Synchrony Financial	47	1,619
Synovus Financial Corp.	17	608
T. Rowe Price Group, Inc.	16	1,770
TCF Financial Corp.	19	403
TD Ameritrade Holding Corporation	9	465
Telaria Inc. (a)	1	10
Territorial Bancorp Inc.	1	34
Texas Capital Bancshares, Inc. (a)	5	302

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

72

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
TFS Financial Corporation	11	191
The Allstate Corporation	11	1,094
The Bancorp, Inc. (a)	8	70
The Bank of New York Mellon Corporation	22	990
The First Bancorp, Inc.	1	30
The Goldman Sachs Group, Inc.	10	2,034
The PRA Group, Inc. (a)	8	216
The Travelers Companies, Inc.	13	2,018
Third Point Reinsurance Ltd. (a)	17	174
Tiptree Inc. - Class A	3	19
Tompkins Financial Corp.	2	128
Torchmark Corp.	4	385
TowneBank	11	291
Trico Bancshares	4	134
Tristate Capital Holdings, Inc. (a)	4	79
Triumph Bancorp, Inc. (a)	5	132
TrustCo Bank Corp.	11	89
Trustmark Corp.	8	266
U.S. Bancorp	48	2,529
UMB Financial Corp.	4	276
Umpqua Holdings Corp.	18	296
United Bankshares Inc.	9	336
United Community Banks, Inc.	10	272
United Community Financial Corp.	5	51
United Financial Bancorp Inc.	5	72
United Fire Group Inc.	3	145
United Insurance Holdings Corp.	8	109
Universal Insurance Holdings, Inc.	6	168
Univest Financial Corporation	3	80
Unum Group	10	321
Valley National Bancorp	24	255
Veritex Holdings Inc.	4	94
Virtu Financial Inc. - Class A (b)	9	185
Virtus Partners, Inc.	1	86
Voya Financial Inc.	10	565
W. R. Berkley Corporation	14	893
Waddell & Reed Financial Inc. - Class A (c)	14	237
Walker & Dunlop, Inc.	5	289
Washington Federal Inc.	7	244
Washington Trust Bancorp Inc.	2	107
Waterstone Financial, Inc.	3	56
Webster Financial Corp.	7	357
Wells Fargo & Co.	126	5,956
WesBanco Inc.	5	197
West Bancorporation, Inc.	2	38
Westamerica Bancorp	3	173
Western Alliance Bancorp (a)	10	466
Westwood Holdings Group Inc.	1	28
White Mountains Insurance Group Ltd	—	324
Willis Towers Watson Public Limited Company	5	870
Wintrust Financial Corporation	5	384
WisdomTree Investments, Inc.	17	107
World Acceptance Corp. (a)	2	299
WSFS Financial Corp.	8	347
Zions Bancorp	10	455
		172,782
Industrials 13.6%
3M Company	25	4,293
AAON, Inc.	4	221
AAR Corp.	4	161
ABM Industries Incorporated	7	280
Acacia Research Corporation (a)	2	5
ACCO Brands Corporation	11	90
Actuant Corporation - Class A	7	171
Acuity Brands, Inc.	3	471
Advanced Disposal Services, Inc. (a)	7	226
Advanced Drainage Systems, Inc.	7	219
AECOM (a)	11	435
Aegion Corporation (a)	3	61
Aerojet Rocketdyne Holdings, Inc. (a)	8	367
AeroVironment, Inc. (a)	2	134
AGCO Corporation	8	647
Air Lease Corporation - Class A	12	504
Air Transport Services Group, Inc. (a)	9	214
	Shares/Par[1]	Value ($)
Alamo Group Inc.	1	122
Alaska Air Group, Inc.	12	745
Albany International Corp. - Class A	2	144
Allegiant Travel Company	2	334
Allegion Public Limited Company	5	562
Allied Motion Technologies Inc.	1	47
Allison Systems, Inc.	14	632
Altra Industrial Motion Corp.	6	204
AMERCO	2	602
Ameresco, Inc. - Class A (a)	1	17
American Airlines Group Inc.	21	680
American Woodmark Corporation (a)	2	186
AMETEK, Inc.	11	982
AO Smith Corp.	10	469
Apogee Enterprises, Inc.	4	152
Applied Industrial Technologies, Inc.	5	321
ARC Document Solutions, Inc. (a)	4	9
Arcbest Corporation	4	115
Arconic Inc.	28	724
Arcosa, Inc.	4	144
Argan, Inc.	2	67
Armstrong Flooring, Inc. (a)	3	28
Armstrong World Industries, Inc.	6	552
Astec Industries, Inc.	3	104
Astronics Corporation (a)	2	89
Astronics Corporation - Class B (a)	1	60
Atkore International Group Inc. (a)	5	137
Atlas Air Worldwide Holdings, Inc. (a)	5	213
Avis Budget Group, Inc. (a)	10	334
Axone Intelligence Inc. (a)	1	77
AZZ Inc.	3	120
Barnes Group Inc.	6	314
Barrett Business Services, Inc.	1	96
Beacon Roofing Supply, Inc. (a)	7	266
Brady Corp. - Class A	5	257
Briggs & Stratton Corp.	7	71
Brink's Co.	4	359
Builders FirstSource, Inc. (a)	15	261
BWXT Government Group, Inc.	8	398
C.H. Robinson Worldwide, Inc.	8	670
CAI International Inc. (a)	1	23
Carlisle Cos. Inc.	5	650
Casella Waste Systems Inc. - Class A (a)	5	195
Caterpillar Inc.	21	2,870
CBIZ Inc. (a)	7	129
Ceco Environmental Corp. (a)	3	30
Chart Industries, Inc. (a)	3	261
Cimpress N.V. (a)	3	264
Cintas Corp.	5	1,119
CIRCOR International, Inc. (a)	2	74
Civeo Corporation (a)	8	14
Clean Harbors Inc. (a)	7	469
Colfax Corp. (a)	10	280
Columbus Mckinnon Corp.	2	101
Comfort Systems USA Inc.	5	262
Commercial Vehicle Group Inc. (a)	5	36
Continental Building Products Inc. (a)	5	126
Copa Holdings, S.A. - Class A	3	317
Copart Inc. (a)	14	1,067
Cornerstone Building Brands, Inc. (a)	7	42
Costamare Inc.	8	41
CoStar Group, Inc. (a)	1	547
Covanta Holding Corporation	19	335
Covenant Transportation Group, Inc. - Class A (a)	2	33
CRA International, Inc.	1	41
Crane Co.	6	463
CSW Industrials Inc.	2	138
CSX Corp.	31	2,395
Cubic Corp.	4	251
Cummins Inc.	14	2,365
Curtiss-Wright Corp.	5	667
Deere & Co.	11	1,884
Delta Air Lines Inc.	37	2,096
Deluxe Corp.	7	279
Donaldson Co. Inc.	15	787

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Douglas Dynamics, Inc.	3	112
Dover Corp.	11	1,143
Ducommun Inc. (a)	1	58
DXP Enterprises Inc. (a)	2	68
Dycom Industries Inc. (a)	5	295
Eagle Bulk Shipping Inc. (a)	2	13
Eaton Corporation Public Limited Company	12	978
Echo Global Logistics, Inc. (a)	3	68
EMCOR Group, Inc.	7	583
Emerson Electric Co.	23	1,516
Encore Wire Corp.	3	172
EnerSys	4	303
Ennis Inc.	3	66
EnPro Industries, Inc.	3	187
Equifax Inc.	5	669
ESCO Technologies Inc.	2	202
ExOne Co. (a) (b)	1	12
Expeditors International of Washington Inc.	7	559
Exponent, Inc.	5	295
Fastenal Co.	27	881
Federal Signal Corp.	10	260
FedEx Corporation	12	1,910
Flowserve Corporation	9	470
Fluor Corp.	8	260
Forrester Research Inc.	2	79
Fortive Corporation	11	915
Fortune Brands Home & Security, Inc.	12	673
Forward Air Corp.	4	254
Franklin Covey Co. (a)	1	37
Franklin Electric Co. Inc.	4	202
FreightCar America Inc. (a)	1	6
FTI Consulting Inc. (a)	4	340
Gardner Denver Investments, Inc. (a)	15	521
GATX Corp.	3	225
Genco Shipping & Trading Limited (a)	1	6
Gencor Industries Inc. (a)	1	7
Generac Holdings Inc. (a)	8	587
General Dynamics Corp.	9	1,660
General Electric Co.	130	1,364
Genesee & Wyoming Inc. - Class A (a)	5	479
Gibraltar Industries Inc. (a)	4	170
Global Brass and Copper Holdings, Inc.	3	112
GMS Inc. (a)	6	127
Golden Ocean Group Limited (b)	1	3
Goldfield Corp. (a)	3	7
Gorman-Rupp Co.	2	80
GP Strategies Corporation (a)	2	30
Graco Inc.	13	659
GrafTech International Ltd.	11	131
Graham Corp.	—	8
Granite Construction Inc.	5	252
Great Lakes Dredge & Dock Corp. (a)	7	81
Greenbrier Cos. Inc.	5	158
Griffon Corp.	5	81
H&E Equipment Services Inc.	5	144
Harris Corp.	7	1,323
Harsco Corp. (a)	11	297
Hawaiian Holdings Inc.	7	203
HD Supply Holdings, Inc (a)	19	764
Healthcare Services Group Inc.	5	152
Heartland Express Inc.	9	170
HEICO Corp.	3	433
HEICO Corp. - Class A	4	444
Heidrick & Struggles International Inc.	2	65
Helios Technologies, Inc. (c)	5	210
Herc Holdings Inc. (a) (c)	4	202
Heritage-Crystal Clean, LLC (a)	1	26
Herman Miller Inc.	8	349
Hertz Global Holdings, Inc. (a) (b)	12	194
Hexcel Corp.	11	852
Hill International Inc. (a)	4	10
Hillenbrand Inc.	7	259
HNI Corp.	5	181
Honeywell International Inc.	24	4,209
Houston Wire & Cable Company (a)	1	5
	Shares/Par[1]	Value ($)
HUB Group Inc. - Class A (a)	6	236
Hubbell Inc.	5	669
Hudson Global, Inc. (a) (c)	—	1
Hudson Technologies Inc. (a)	3	3
Huntington Ingalls Industries Inc.	4	937
Hurco Cos. Inc.	—	11
Huron Consulting Group Inc. (a)	2	113
Hyster-Yale Materials Handling Inc. - Class A	1	62
ICF International, Inc.	2	150
IDEX Corporation	4	661
IES Holdings, Inc. (a)	2	39
Illinois Tool Works Inc.	13	2,003
Ingersoll-Rand Public Limited Company	13	1,644
InnerWorkings, Inc. (a)	5	19
Insperity, Inc.	4	472
Insteel Industries, Inc.	2	43
Interface Inc.	8	127
ITT Industries Holdings, Inc.	10	664
Jacobs Engineering Group Inc.	7	576
JB Hunt Transport Services Inc.	6	576
JELD-WEN Holding, Inc. (a)	13	272
JetBlue Airways Corp. (a)	40	730
John Bean Technologies Corp.	3	420
Johnson Controls International Public Limited Company	22	911
Kadant Inc.	1	132
Kaman Corp.	3	180
Kansas City Southern	8	929
KAR Auction Services, Inc.	12	297
Kelly Services Inc. - Class A	4	93
Kennametal Inc.	8	298
Kforce Inc.	4	132
Kimball International Inc. - Class B	4	75
Kirby Corp. (a)	5	363
Knight-Swift Transportation Holdings Inc. - Class A	10	344
Knoll Inc.	8	181
Korn Ferry	5	209
Kratos Defense & Security Solutions, Inc. (a)	13	304
L3 Technologies Inc.	4	1,022
Landstar System Inc.	4	441
Lawson Products Inc. (a)	—	17
LB Foster Co. (a)	1	27
Lennox International Inc.	3	827
Lincoln Electric Holdings Inc.	7	603
Lindsay Corp. (b)	1	122
Lockheed Martin Corp.	9	3,263
LSC Communications, Inc.	3	12
LSI Industries Inc.	1	4
Lydall Inc. (a)	2	37
Macquarie Infrastructure Corporation	5	201
Manitowoc Co. Inc. (a)	4	64
ManpowerGroup Inc.	5	531
Marten Transport Ltd.	8	141
Masco Corp.	14	533
Masonite International Corp. (a)	4	232
MasTec Inc. (a)	11	561
Matson Intermodal - Paragon, Inc.	5	190
Matthews International Corp. - Class A	5	171
McGrath RentCorp	3	177
Mercury Systems Inc. (a)	3	213
Meritor, Inc. (a)	9	207
Middleby Corp. (a)	4	524
Milacron Holdings Corp. (a)	10	145
Miller Industries Inc.	1	39
Mistras Group, Inc. (a)	3	37
Mobile Mini, Inc.	4	135
Moog Inc. - Class A	4	336
MRC Global Inc. (a)	10	163
MSA Safety Inc.	2	209
MSC Industrial Direct Co. - Class A	5	406
Mueller Industries Inc.	9	258
Mueller Water Products Inc. - Class A	16	162
Multi-Color Corp.	3	128
MYR Group Inc. (a)	2	87
National Presto Industries Inc. (b)	1	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Navigant Consulting, Inc.	5	107
Navistar International Corporation (a)	11	367
Nielsen Holdings plc	26	592
NL Industries Inc. (a)	1	3
NN Inc.	3	28
Nordson Corp.	5	717
Norfolk Southern Corp.	11	2,228
Northrop Grumman Systems Corp.	6	1,989
Northwest Pipe Co. (a)	1	26
Now, Inc. (a)	13	195
NV5 Global, Inc. (a)	1	112
Nvent Electric Public Limited Company	7	171
Old Dominion Freight Line Inc.	6	900
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corp.	8	633
Owens Corning Inc.	9	545
PACCAR Inc.	30	2,153
PAM Transportation Services Inc. (a)	—	18
Parker Hannifin Corp.	9	1,548
Park-Ohio Holdings Corp.	1	42
Patrick Industries Inc. (a)	3	158
Pentair Public Limited Company	10	371
Performant Financial Corporation (a) (c)	4	4
PGT Innovations, Inc. (a)	11	178
Pitney Bowes Inc.	16	66
Powell Industries Inc.	1	40
Preformed Line Products Co.	—	10
Primoris Services Corporation	6	119
Proto Labs Inc. (a)	2	271
Quad/Graphics Inc. - Class A	4	35
Quanex Building Products Corp.	4	68
Quanta Services, Inc.	12	459
Radiant Logistics, Inc. (a)	3	21
Raven Industries Inc.	2	87
Raytheon Co.	8	1,429
RBC Bearings Incorporated (a)	2	338
Regal-Beloit Corp.	4	360
Republic Services Inc.	22	1,934
Resideo Technologies, Inc. (a)	4	94
Resources Connection, Inc.	4	70
REV Group Inc.	7	94
Rexnord Corporation (a)	12	358
Robert Half International Inc.	10	572
Rockwell Automation Inc.	6	920
Rollins Inc.	14	484
Roper Industries Inc.	2	853
Rush Enterprises Inc. - Class A	5	183
Ryder System Inc.	8	454
Saia, Inc. (a)	4	283
Schneider National, Inc. - Class B	3	63
Scorpio Bulkers Inc.	10	46
Sensata Technologies Holding PLC (a)	15	758
SIFCO Industries Inc. (a) (c)	—	—
Simpson Manufacturing Co. Inc.	5	316
SiteOne Landscape Supply, Inc. (a) (b)	2	172
SkyWest Inc.	6	345
Snap-On Inc.	4	686
Southwest Airlines Co.	27	1,395
SP Plus Corporation (a)	2	67
Spartan Motors Inc.	4	45
Spirit Aerosystems Holdings Inc. - Class A	7	581
Spirit Airlines Inc. (a)	9	435
SPX Corp. (a)	5	170
SPX Flow, Inc. (a)	7	286
Standex International Corp.	2	170
Stanley Black & Decker Inc.	8	1,127
Steel Connect Inc. (a)	6	10
Steelcase Inc. - Class A	15	263
Stericycle Inc. (a)	6	297
Sterling Construction Co. Inc. (a)	3	36
Stock Building Supply Holdings, LLC (a)	13	273
SunRun Inc. (a)	15	281
Team Inc. (a)	3	45
Teledyne Technologies Inc. (a)	2	581
Tennant Co.	2	144
	Shares/Par[1]	Value ($)
Terex Corp.	7	205
Tetra Tech, Inc.	6	433
Textainer Group Holdings Limited (a)	10	97
Textron Inc.	18	945
The Boeing Company	15	5,396
Thermon Group Holdings, Inc. (a)	3	69
Timken Co.	9	468
Titan International, Inc.	6	30
Titan Machinery Inc. (a)	1	26
Toro Co.	10	637
TPI Composites, Inc. (a)	4	106
TransDigm Group Inc. (a)	2	968
TransUnion	8	560
Trex Company, Inc. (a)	5	342
TriMas Corp. (a)	8	245
TriNet Group Inc. (a)	5	358
Trinity Industries Inc.	11	238
Triton Container International Limited - Class A	10	336
Triumph Group Inc.	7	172
TrueBlue, Inc. (a)	8	185
Tutor Perini Corp. (a)	11	150
Twin Disc Inc. (a)	1	18
Ultralife Corp. (a)	—	2
UniFirst Corp.	1	186
Union Pacific Corp.	26	4,373
United Airlines Holdings Inc. (a)	30	2,595
United Parcel Service Inc. - Class B	30	3,048
United Rentals Inc. (a)	8	996
United Technologies Corp.	27	3,549
Universal Forest Products Inc.	9	346
Universal Logistics Holdings, Inc.	2	51
US Ecology, Inc.	3	167
USA Truck Inc. (a)	1	11
Valmont Industries Inc.	2	312
Vectrus, Inc. (a)	1	51
Verisk Analytics, Inc.	9	1,369
Veritiv Corp. (a)	2	32
Viad Corp	2	143
Vicor Corp. (a)	1	43
VSE Corp.	1	34
Wabash National Corp.	7	120
WABCO Holdings Inc. (a)	5	665
Wabtec Corp. (b)	5	327
WageWorks Inc. (a)	3	131
Waste Management, Inc.	19	2,145
Watsco Inc.	2	366
Watts Water Technologies Inc. - Class A	3	247
Welbilt Inc. (a)	13	222
Werner Enterprises Inc.	8	257
Wesco Aircraft Holdings Inc. (a)	14	156
WESCO International, Inc. (a)	5	250
Willdan Group, Inc. (a)	1	36
Williams Industrial Services Group, L.L.C. (a)	—	1
Willscot Corp. (a)	12	186
Woodward Governor Co.	6	633
WW Grainger Inc.	4	940
XPO Logistics Inc. (a)	13	761
Xylem Inc.	9	786
YRC Worldwide Inc. (a)	4	15
		167,618
Consumer Discretionary 13.0%
1-800-Flowers.Com, Inc. - Class A (a)	4	67
Aaron's, Inc.	8	461
Abercrombie & Fitch Co. - Class A	9	148
Acushnet Holdings Corp.	8	205
Adient Public Limited Company	6	136
Adtalem Global Education Inc. (a)	6	259
Advance Auto Parts, Inc.	5	713
Amazon.com, Inc. (a)	16	29,596
American Axle & Manufacturing Holdings, Inc. (a)	17	213
American Eagle Outfitters, Inc.	23	386
American Outdoor Brands Corporation (a)	6	58
American Public Education, Inc. (a)	2	56
America's Car Mart, Inc. (a)	1	84

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Aptiv PLC (c)	15	1,212
Aramark	23	823
Asbury Automotive Group, Inc. (a)	3	261
Ascena Retail Group, Inc. (a)	28	17
At Home Group, Inc. (a) (b)	7	44
Autoliv, Inc.	9	631
AutoNation, Inc. (a)	13	527
AutoZone, Inc. (a)	1	1,102
Barnes & Noble Education, Inc. (a)	6	21
Barnes & Noble, Inc.	6	40
Bassett Furniture Industries, Incorporated	—	8
BBX Capital Corporation - Class A	3	15
Beazer Homes USA, Inc. (a)	7	65
Bed Bath & Beyond Inc. (b)	17	203
Best Buy Co., Inc.	19	1,343
Big 5 Sporting Goods Corporation	2	5
Big Lots, Inc.	6	184
Biglari Holdings Inc. - Class A (a)	—	6
Biglari Holdings Inc. - Class B (a)	—	12
BJ's Restaurants, Inc.	5	201
Bloomin' Brands, Inc.	9	172
Booking Holdings Inc. (a)	2	2,955
Boot Barn Holdings, Inc. (a)	4	127
BorgWarner Inc.	17	727
Bright Horizons Family Solutions Inc. (a)	6	912
Brinker International Inc. (b)	5	197
Brunswick Corp.	11	498
Buckle Inc.	1	23
Build-A-Bear Workshop Inc. (a)	2	12
Burlington Stores Inc. (a)	4	747
Caesars Entertainment Corp. (a)	42	497
Caleres Inc.	5	96
Callaway Golf Co.	12	208
Capri Holdings Limited (a)	11	372
Career Education Corp. (a)	9	174
Carmax Inc. (a)	13	1,152
Carnival Plc	12	559
Carriage Services Inc.	2	40
Carrols Restaurant Group, Inc. (a)	5	46
Carter's Inc.	7	653
Cato Corp. - Class A	2	28
Cavco Industries Inc. (a)	1	189
Century Communities Inc. (a)	4	109
Cheesecake Factory Inc. (b)	6	243
Chegg Inc. (a)	4	170
Chico's FAS Inc.	23	77
Childrens Place Retail Stores Inc. (b)	2	209
Chipotle Mexican Grill Inc. (a)	1	587
Choice Hotels International Inc.	6	482
Chuy's Holdings Inc. (a)	2	42
Citi Trends, Inc.	2	27
Collectors Universe, Inc.	—	6
Columbia Sportswear Co.	6	610
Conn's Inc. (a)	4	77
Container Store Group Inc. (a)	3	21
Cooper Tire & Rubber Co.	6	192
Cooper-Standard Holdings Inc. (a)	3	139
Core-Mark Holding Co. Inc.	6	230
Cracker Barrel Old Country Store, Inc. (b)	4	675
Crocs Inc. (a)	14	271
CSS Industries Inc.	—	2
Culp Inc.	2	29
D.R. Horton, Inc.	22	964
Dana Holding Corp.	21	422
Darden Restaurants Inc.	7	860
Dave & Buster's Entertainment Inc.	7	269
Deckers Outdoor Corp. (a)	4	691
Del Frisco's Restaurant Group Inc. (a) (b)	3	23
Del Taco Restaurants Inc. (a)	3	37
Delphi Technologies PLC	6	121
Denny's Corporation (a)	8	159
Designer Brands Inc. - Class A	8	161
Destination Maternity Corporation (a)	1	1
Destination XL Group, Inc. (a)	3	5
Dick's Sporting Goods Inc.	10	330
	Shares/Par[1]	Value ($)
Dillard's Inc. - Class A (b)	4	232
Dine Brands Global Inc. (b)	2	203
Dollar General Corp.	11	1,427
Dollar Tree Inc. (a)	14	1,490
Domino's Pizza, Inc.	2	612
Dorman Products Inc. (a)	3	289
Dunkin' Brands Group Inc.	8	614
eBay Inc.	34	1,335
El Pollo Loco Holdings Inc. (a)	2	18
Eldorado Resorts, Inc. (a)	4	168
Escalade Inc.	1	10
Ethan Allen Interiors Inc.	3	71
ETSY, Inc. (a)	5	334
Expedia Group, Inc.	5	724
Express, Inc. (a)	8	21
Famous Dave's Of America Inc. (a)	1	3
Fiesta Restaurant Group, Inc. (a)	3	37
Five Below, Inc. (a)	4	495
Flexsteel Industries Inc.	1	13
Floor & Decor Holdings Inc. (a)	6	258
Foot Locker Inc.	12	518
Ford Motor Co.	196	2,007
Fossil Group, Inc. (a) (b)	5	60
Fox Factory Holding Corp. (a)	4	314
Francesca's Holdings Corp. (a) (b)	6	3
Frontdoor, Inc. (a)	5	202
GameStop Corp. - Class A (b)	17	93
Gap Inc.	41	734
Garmin Ltd.	11	856
Garrett Motion Inc. (a) (b)	3	39
General Motors Company	69	2,641
Genesco Inc. (a)	4	176
Gentex Corp.	32	793
Gentherm Incorporated (a)	4	168
Genuine Parts Co.	9	943
G-III Apparel Group, Ltd. (a)	8	222
Goodyear Tire & Rubber Co.	27	414
Gopro Inc. - Class A (a)	8	43
Graham Holdings Co.	—	281
Grand Canyon Education, Inc. (a)	6	654
Green Brick Partners Inc. (a)	1	5
Group 1 Automotive Inc.	2	181
Groupon Inc. - Class A (a)	49	176
GrubHub Inc. (a)	5	367
Guess Inc.	10	163
H & R Block, Inc.	20	591
Hamilton Beach Brands Holding Company	1	19
HanesBrands Inc.	42	730
Harley-Davidson Inc.	17	599
Hasbro Inc.	6	585
Haverty Furniture Cos. Inc.	2	27
Helen of Troy Ltd (a)	2	314
Hibbett Sports Inc. (a)	2	34
Hilton Grand Vacations Inc. (a)	11	356
Hilton Worldwide Holdings Inc.	14	1,382
Home Depot Inc.	33	6,880
Hooker Furniture Corp.	1	28
Horizon Global Corporation (a)	2	6
Houghton Mifflin Harcourt Company (a)	14	82
Hyatt Hotels Corp. - Class A	4	289
IAA Spinco Inc. (a)	12	460
Installed Building Products, Inc. (a)	3	161
International Game Technology PLC (b)	17	219
iRobot Corp. (a) (b)	3	266
J. Alexander's Holdings, Inc. (a)	—	2
J.C. Penney Co. Inc. (a) (b)	39	44
Jack in the Box Inc.	3	240
Johnson Outdoors Inc. - Class A	1	72
K12 Inc. (a)	5	139
KB Home	7	185
Kirkland's Inc. (a) (b)	1	3
Kohl's Corp.	18	878
Kontoor Brands, Inc. (a)	2	43
Lakeland Industries Inc. (a)	—	1
Lands' End, Inc. (a)	2	18

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.	19	1,110
La-Z-Boy Inc.	5	154
LCI Industries	3	296
Leaf Group Ltd. (a)	1	6
Lear Corp.	8	1,130
Leggett & Platt Inc.	12	461
Lennar Corp. - Class A	12	578
Lennar Corp. - Class B	1	41
LGI Homes, Inc. (a)	3	198
Libbey Inc. (a)	2	4
Liberty Expedia Holdings, Inc. - Class A (a)	4	213
Liberty Tax, Inc. - Class A	1	9
Lifetime Brands, Inc.	1	11
Limited Brands Inc.	17	446
Lindblad Expeditions Holdings Inc. (a)	3	51
Liquidity Services, Inc. (a)	4	25
Lithia Motors Inc. - Class A	3	346
LKQ Corp. (a)	24	633
Lowe's Cos. Inc.	32	3,262
Luby's Inc. (a)	1	1
Lululemon Athletica Inc. (a)	6	995
Lumber Liquidators, Inc. (a) (b)	1	12
M/I Homes, Inc. (a)	2	63
Macy's, Inc.	42	891
Malibu Boats, Inc. - Class A (a)	2	63
Marine Products Corp.	2	27
MarineMax Inc. (a)	3	46
Marriott International Inc. - Class A	10	1,337
Marriott Vacations Worldwide Corporation	5	469
Mattel Inc. (a) (b)	15	168
McDonald's Corp.	23	4,803
MDC Holdings Inc.	10	337
Meritage Homes Corporation (a)	4	230
MGM Resorts International	22	633
Modine Manufacturing Co. (a)	4	64
Mohawk Industries Inc. (a)	4	646
Monarch Casino & Resort Inc. (a)	1	30
Monro Inc.	3	239
Motorcar Parts of America Inc. (a)	2	42
Movado Group Inc.	1	30
Murphy USA Inc. (a)	5	411
Nathan's Famous Inc.	1	47
National Vision Holdings, Inc. (a)	3	89
Nautilus, Inc. (a)	3	7
New Home Co. Inc. (a)	1	3
Newell Brands Inc.	15	239
Nike Inc. - Class B	48	4,041
Nordstrom Inc.	19	607
Norwegian Cruise Line Holdings Ltd. (a)	19	1,006
NVR, Inc. (a)	—	539
Office Depot Inc.	82	169
Ollie's Bargain Outlet Holdings Inc. (a)	6	498
O'Reilly Automotive, Inc. (a)	4	1,372
Overstock.com Inc. (a) (b)	2	24
Oxford Industries Inc.	2	150
Papa John's International Inc. (b)	4	159
Party City Holdco Inc. (a) (b)	18	129
Penn National Gaming Inc. (a)	5	100
Penske Automotive Group, Inc.	10	483
PetMed Express Inc. (b)	2	36
Pico Holdings Inc. (a)	3	39
Pier 1 Imports, Inc. (a) (b)	—	3
Planet Fitness, Inc. - Class A (a)	8	604
Playa Hotels & Resorts N.V. (a)	4	32
Polaris Industries Inc.	7	683
Pool Corporation	4	670
Potbelly Corporation (a)	2	11
Pulte Homes Inc.	28	887
PVH Corp.	5	453
Quotient Technology Inc. (a)	7	79
Qurate Retail, Inc. - Class A (a)	37	454
Ralph Lauren Corp. - Class A	3	375
RCI Hospitality Holdings, Inc.	1	14
Red Lion Hotels Corp. (a)	2	15
Red Robin Gourmet Burgers, Inc. (a)	1	45
	Shares/Par[1]	Value ($)
Red Rock Resorts, Inc. - Class A	9	193
Regis Corp. (a)	4	67
Rent-A-Center, Inc. (a)	6	148
RH (a) (b)	3	329
Rocky Brands Inc.	1	17
Roku Inc. - Class A (a)	2	172
Ross Stores Inc.	17	1,714
Royal Caribbean Cruises Ltd.	8	983
RTW Retailwinds, Inc. (a)	5	8
Ruth's Hospitality Group Inc.	5	108
Sally Beauty Holdings, Inc. (a)	12	166
Scientific Games Corporation - Class A (a)	8	160
Sears Hometown and Outlet Stores Inc. (a) (b)	—	1
Seaworld Entertainment, Inc. (a)	9	276
Service Corp. International	16	759
ServiceMaster Holding Corporation (a)	9	483
Shake Shack Inc. - Class A (a)	3	181
Shiloh Industries Inc. (a)	1	4
Shoe Carnival Inc. (b)	2	48
Shutterfly, Inc. (a)	5	264
Shutterstock Inc.	2	95
Signet Jewelers Limited	9	155
Six Flags Operations Inc.	9	440
Skechers U.S.A. Inc. - Class A (a)	16	495
Skyline Corp. (a)	7	180
Sleep Number Corporation (a)	5	211
Sonic Automotive, Inc. - Class A	4	102
Sotheby's (a)	5	302
Speedway Motorsports Inc.	3	58
Sportsman's Warehouse Holdings, Inc. (a)	3	12
SQBG, Inc. (a) (b)	3	1
Stage Stores, Inc. (b)	3	2
Stamps.com Inc. (a)	2	91
Standard Motor Products Inc.	2	109
Starbucks Corp.	39	3,304
Steven Madden Ltd.	6	215
Stoneridge, Inc. (a)	3	97
Strategic Education, Inc.	2	422
Strattec Security Corp.	—	5
Superior Industries International Inc.	2	6
Superior Uniform Group Inc.	1	17
Tapestry Inc.	18	564
Target Corporation	24	2,101
Taylor Morrison Home II Corporation - Class A (a)	14	284
Tempur Sealy International, Inc. (a)	6	412
Tenneco Inc.	8	86
Tesla Inc. (a) (b)	1	317
Texas Roadhouse Inc.	8	430
The Habit Restaurants, LLC - Class A (a)	1	13
The Michaels Companies, Inc. (a)	17	148
The Wendy's Company	32	621
Thor Industries Inc.	6	327
Tiffany & Co.	9	824
Tile Shop Holdings, Inc.	6	24
Tilly's Inc. - Class A	1	8
TJX Cos. Inc.	52	2,751
Toll Brothers Inc.	8	292
TopBuild Corp. (a)	4	341
Tower International Inc.	3	51
Tractor Supply Co.	8	851
TRI Pointe Homes, Inc. (a)	16	190
Tuesday Morning Corp. (a)	4	8
Tupperware Brands Corp.	4	74
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	1,227
Under Armour Inc. - Class A (a)	6	161
Under Armour Inc. - Class C (a)	13	289
Unifi Inc. (a)	2	39
Universal Electronics Inc. (a)	1	34
Universal Technical Institute Inc. (a)	2	6
Urban Outfitters Inc. (a)	14	318
Vail Resorts, Inc.	2	430
Veoneer, Inc. (a) (b)	6	110
Vera Bradley, Inc. (a)	3	37
VF Corp.	11	933
Vista Outdoor Inc. (a)	6	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

77

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Visteon Corporation (a)	4	235
Vitamin Shoppe, Inc. (a) (b)	2	8
VOXX International Corporation - Class A (a)	2	8
Wayfair Inc. - Class A (a)	3	380
Weight Watchers International Inc. (a)	6	111
Weyco Group Inc.	1	25
Whirlpool Corp.	6	880
William Lyon Homes - Class A (a)	2	40
Williams-Sonoma Inc. (b)	13	815
Wingstop Inc.	3	256
Winmark Corp.	—	43
Winnebago Industries Inc.	7	256
Wolverine World Wide Inc.	9	243
Wyndham Destinations, Inc.	7	287
Wyndham Hotels & Resorts, Inc.	9	505
Wynn Resorts Ltd.	5	640
Yum! Brands Inc.	11	1,270
ZAGG Inc (a)	4	26
Zovio Inc. (a)	4	16
Zumiez Inc. (a)	3	87
		160,246
Health Care 11.7%
Abbott Laboratories	24	2,036
AbbVie Inc.	40	2,938
ABIOMED, Inc. (a)	2	435
Acadia Healthcare Company, Inc. (a)	11	383
Accuray Incorporated (a)	6	22
Achillion Pharmaceuticals, Inc. (a)	8	22
Acorda Therapeutics, Inc. (a)	6	47
Addus HomeCare Corporation (a)	1	83
Adverum Biotechnologies, Inc. (a)	10	118
Agilent Technologies, Inc.	12	900
Agios Pharmaceuticals, Inc. (a) (b)	1	53
Akorn, Inc. (a)	8	40
Alexion Pharmaceuticals, Inc. (a)	5	718
Align Technology, Inc. (a)	3	758
Alkermes Public Limited Company (a)	3	65
Allergan Public Limited Company	6	1,084
Allscripts Healthcare Solutions, Inc. (a)	29	339
Alnylam Pharmaceuticals, Inc. (a)	3	229
Amedisys, Inc. (a)	2	268
AmerisourceBergen Corporation	11	914
Amgen Inc.	23	4,160
AMN Healthcare Services, Inc. (a)	5	291
Amphastar Pharmaceuticals, Inc. (a)	4	89
Anaptysbio, Inc. (a)	2	112
AngioDynamics, Inc. (a)	4	88
ANI Pharmaceuticals, Inc. (a)	1	65
Anika Therapeutics, Inc. (a)	1	60
Anthem, Inc.	8	2,207
Aptevo Therapeutics Inc. (a)	2	2
Aratana Therapeutics, Inc. (a)	2	12
Ardelyx, Inc. (a)	1	2
Arena Pharmaceuticals, Inc. (a)	5	293
Array BioPharma Inc. (a)	6	288
Assertio Therapeutics, Inc. (a)	3	11
Atara Biotherapeutics, Inc. (a)	4	83
Atrion Corporation	—	139
Audentes Therapeutics, Inc. (a)	7	266
Avanos Medical, Inc. (a)	5	198
Baxter International Inc.	11	882
Becton, Dickinson and Company	5	1,335
Biogen Inc. (a)	8	1,803
BioMarin Pharmaceutical Inc. (a)	4	363
Bio-Rad Laboratories, Inc. - Class A (a)	2	654
BioScrip, Inc. (a)	5	14
BioSpecifics Technologies Corp. (a)	1	44
Bio-Techne Corporation	3	574
BioTelemetry, Inc. (a)	2	97
Bluebird Bio, Inc. (a) (b)	2	192
Boston Scientific Corp. (a)	29	1,243
Bristol-Myers Squibb Co.	53	2,407
Brookdale Senior Living Inc. (a)	30	215
Bruker Corp.	18	881
	Shares/Par[1]	Value ($)
Cambrex Corp. (a)	4	200
Cantel Medical Corp.	4	324
Capital Senior Living Corp. (a)	3	16
Cardinal Health, Inc.	21	1,004
Catalent Inc. (a)	17	946
Celgene Corp. (a)	33	3,092
Centene Corporation (a)	10	538
Cerner Corp.	15	1,100
Charles River Laboratories International Inc. (a)	6	796
Chemed Corporation	2	686
Chimerix, Inc. (a)	5	22
Cigna Corp.	16	2,539
Community Health Systems Inc. (a) (b)	12	31
Computer Programs & Systems Inc.	1	21
Concert Pharmaceuticals Inc. (a)	—	5
Conmed Corp.	4	326
Cooper Cos. Inc.	2	636
Corcept Therapeutics Inc. (a)	9	99
Corvel Corp. (a)	2	175
Covetrus, Inc. (a)	3	68
Cross Country Healthcare Inc. (a)	2	22
CryoLife Inc. (a)	3	83
Cumberland Pharmaceuticals Inc. (a)	1	6
CVS Health Corp.	32	1,769
Danaher Corp.	11	1,528
DaVita Inc. (a)	12	683
Deciphera Pharmaceuticals, Inc. (a) (b)	6	139
Dentsply Sirona Inc.	13	787
DexCom Inc. (a)	1	209
Diplomat Pharmacy, Inc. (a)	8	51
Eagle Pharmaceuticals Inc. (a)	1	74
Edwards Lifesciences Corporation (a)	6	1,108
Elanco Animal Health (a)	18	593
Eli Lilly & Co.	25	2,736
Emergent BioSolutions Inc. (a)	4	196
Enanta Pharmaceuticals, Inc. (a)	2	134
Encompass Health Corporation	13	809
Endo International Public Limited Company (a)	23	96
Enzo Biochem Inc. (a)	4	12
Evolent Health, Inc. - Class A (a)	14	110
Exact Sciences Corporation (a)	2	257
Exelixis, Inc. (a)	26	545
Five Prime Therapeutics, Inc. (a)	4	24
Five Star Senior Living Inc. (a) (c)	1	—
G1 Therapeutics, Inc. (a)	4	108
Genomic Health, Inc. (a)	2	93
Gilead Sciences Inc.	48	3,238
Global Blood Therapeutics, Inc. (a)	4	196
Globus Medical Inc. - Class A (a)	6	238
Haemonetics Corp. (a)	3	420
Hanger, Inc. (a)	3	53
Harvard Bioscience Inc. (a)	2	3
HCA Healthcare, Inc.	9	1,188
HealthEquity, Inc. (a)	3	185
Healthstream, Inc. (a)	2	55
Henry Schein Inc. (a)	7	482
Herbalife Nutrition Ltd. (a)	14	591
Heska Corporation (a)	—	14
Hill-Rom Holdings Inc.	5	538
HMS Holdings Corp. (a)	8	244
Hologic Inc. (a)	18	885
Horizon Therapeutics Public Limited Company (a)	15	365
Humana Inc.	5	1,251
ICU Medical, Inc. (a)	1	277
IDEXX Laboratories, Inc. (a)	4	1,227
Illumina Inc. (a)	3	1,098
Incyte Corporation (a)	4	322
Innoviva, Inc. (a)	12	174
Inogen, Inc. (a)	1	80
Insmed Inc. (a)	4	102
Insulet Corporation (a) (b)	1	108
Integer Holdings Corporation (a)	3	293
Integra LifeSciences Holdings Corp. (a)	5	287
Intellia Therapeutics, Inc. (a) (b)	3	48
Intra-Cellular Therapies, Inc. (a)	4	52

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

78

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Intuitive Surgical, Inc. (a)	2	1,194
Invacare Corp.	4	20
Ionis Pharmaceuticals Inc. (a)	3	205
Iovance Biotherapeutics Inc. (a)	11	266
IQVIA Inc. (a)	6	949
Jazz Pharmaceuticals Public Limited Company (a)	3	426
Johnson & Johnson	91	12,669
Karyopharm Therapeutics Inc. (a) (b)	4	21
Kura Operations, Inc. (a)	3	51
Laboratory Corporation of America Holdings (a)	7	1,232
Lannett Co. Inc. (a) (b)	3	19
Lantheus Holdings Inc. (a)	5	140
LeMaitre Vascular Inc.	2	45
LHC Group, Inc. (a)	3	326
Ligand Pharmaceuticals Incorporated (a)	1	100
Lipocine Operating Inc. (a)	1	2
LivaNova PLC (a)	4	254
Luminex Corporation	6	120
MacroGenics Inc. (a)	3	53
Madrigal Pharmaceuticals Inc. (a) (b)	—	51
Magellan Health Services Inc. (a)	4	300
Mallinckrodt Public Limited Company (a) (b)	11	97
Masimo Corp. (a)	4	649
McKesson Corporation	14	1,879
Medidata Solutions, Inc. (a)	2	216
Mednax, Inc. (a)	7	172
Medpace Holdings, Inc. (a)	5	330
Medtronic Public Limited Company	23	2,217
Merck & Co., Inc.	77	6,430
Meridian Bioscience Inc.	4	51
Merit Medical Systems Inc. (a)	4	211
Mesa Laboratories, Inc.	—	31
Mettler-Toledo International Inc. (a)	1	1,245
Mirati Therapeutics, Inc. (a)	1	105
Molina Healthcare, Inc. (a)	6	796
Momenta Pharmaceuticals, Inc. (a)	8	95
Mylan Holdings Ltd. (a)	19	358
Myriad Genetics, Inc. (a)	6	158
National Healthcare Corp.	2	183
National Research Corp. - Class A	1	40
Natus Medical Inc. (a)	3	76
Nektar Therapeutics (a)	2	62
Neogen Corp. (a)	3	208
Neogenomics, Inc. (a)	3	69
Neurocrine Biosciences, Inc. (a)	3	226
NewLink Genetics Corp. (a)	2	3
Nextgen Healthcare Inc. (a)	10	199
NuVasive Inc. (a)	5	275
Nuvectra Corporation (a)	1	2
Omnicell, Inc. (a)	3	271
OPKO Health, Inc. (a) (b)	15	36
Orasure Technologies, Inc. (a)	4	39
Orthofix Medical Inc. (a)	3	170
Otonomy, Inc. (a)	2	6
Owens & Minor Inc.	7	22
Patterson Cos. Inc.	10	226
PDL BioPharma, Inc. (a)	6	18
Penumbra, Inc. (a) (b)	1	139
PerkinElmer Inc.	3	295
Perrigo Company Public Limited Company	7	342
PetIQ, Inc. - Class A (a)	2	52
Pfizer Inc.	200	8,656
Phibro Animal Health Corporation - Class A	2	50
PRA Health Sciences, Inc. (a)	5	504
Premier Healthcare Solutions, Inc. - Class A (a)	5	186
Prestige Consumer Healthcare Inc. (a)	8	241
Prothena Corporation Public Limited Company (a)	4	45
Providence Services Corp. (a)	2	90
Psychemedics Corp.	1	5
QHCCS, LLC (a) (b)	3	5
Quest Diagnostics Incorporated	10	1,030
Quidel Corporation (a)	3	197
RadNet Inc. (a)	4	52
Regeneron Pharmaceuticals, Inc. (a)	2	689
Regenxbio Inc. (a)	4	227
	Shares/Par[1]	Value ($)
Repligen Corp. (a)	2	151
ResMed Inc.	5	626
Retrophin Inc. (a)	4	83
Rhythm Pharmaceuticals, Inc. (a)	1	11
RTI Surgical, Inc. (a)	4	15
Sage Therapeutics Inc. (a)	1	112
Sangamo Therapeutics Inc. (a)	16	176
Sarepta Therapeutics Inc. (a)	1	206
SeaSpine Holdings Corporation (a)	1	8
Seattle Genetics Inc. (a)	2	172
Select Medical Holdings Corporation (a)	17	268
Simulations Plus Inc.	1	17
Spark Therapeutics, Inc. (a)	3	257
Spectrum Pharmaceuticals, Inc. (a)	3	24
Steris Limited	3	504
Stryker Corp.	9	1,928
Supernus Pharmaceuticals Inc. (a)	5	151
SurModics Inc. (a)	1	62
Symbion, Inc. (a)	5	38
Syneos Health, Inc. - Class A (a)	8	429
Taro Pharmaceutical Industries Ltd	3	254
Teleflex Inc.	2	549
Tenet Healthcare Corporation (a)	12	244
Tetraphase Pharmaceuticals, Inc. (a)	3	1
The Ensign Group, Inc.	5	308
Thermo Fisher Scientific Inc.	10	2,894
Tivity Health, Inc. (a)	9	144
Triple-S Management Corp. - Class B (a)	2	49
U. S. Physical Therapy, Inc.	1	138
Ultragenyx Pharmaceutical Inc. (a)	1	84
United Therapeutics Corporation (a)	7	517
UnitedHealth Group Incorporated	26	6,394
Universal Health Services Inc. - Class B	9	1,144
Utah Medical Products Inc.	—	19
Vanda Pharmaceuticals Inc. (a)	5	68
Varex Imaging Corporation (a)	6	183
Varian Medical Systems, Inc. (a)	5	616
Veeva Systems Inc. - Class A (a)	4	598
Vertex Pharmaceuticals Incorporated (a)	3	605
Waters Corp. (a)	3	638
WellCare Health Plans, Inc. (a)	3	765
West Pharmaceutical Services Inc.	3	365
Wright Medical Group N.V. (a)	3	102
Xencor, Inc. (a)	5	218
Zafgen, Inc. (a)	—	—
Zimmer Biomet Holdings, Inc.	7	859
Zoetis Inc. - Class A	20	2,236
Zogenix, Inc. (a)	4	197
		143,178
Communication Services 8.2%
A T N International Limited	3	149
A. H. Belo Corporation - Class A	3	10
Activision Blizzard, Inc.	16	761
Alaska Communications Systems Group, Inc. (a)	3	5
Alphabet Inc. - Class A (a)	6	6,484
Alphabet Inc. - Class C (a)	6	6,854
Altice USA, Inc. - Class A (a)	29	703
AMC Entertainment Holdings, Inc. - Class A (b)	6	59
AMC Networks, Inc. - Class A (a)	5	279
AT&T Inc.	293	9,826
Boingo Wireless, Inc. (a)	4	69
Cable One, Inc.	1	788
Cargurus Inc. - Class A (a)	3	110
Cars.com Inc. (a)	9	179
CBS Corp. - Class A	—	10
CBS Corp. - Class B	17	860
CenturyLink Inc.	65	766
Charter Communications, Inc. - Class A (a)	7	2,858
Cincinnati Bell Inc. (a)	4	22
Cinemark Holdings, Inc.	14	509
Clear Channel Outdoor Holdings, Inc. (a)	5	24
Cogent Communications Group, Inc.	5	275
Comcast Corporation - Class A	182	7,710
comScore, Inc. (a)	7	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

79

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consolidated Communications Holdings Inc.	13	65
DHI Group, Inc. (a)	—	1
Discovery, Inc. - Class A (a)	12	378
Discovery, Inc. - Class C (a)	24	697
Dish Network Corporation - Class A (a)	15	583
Electronic Arts Inc. (a)	9	889
Emerald Expositions Events, Inc.	11	121
Entercom Communications Corp. - Class A	15	88
Entravision Communications Corporation - Class A	6	17
EW Scripps Co. - Class A	8	119
Facebook, Inc. - Class A (a)	69	13,310
Fox Corporation - Class A	16	586
Fox Corporation - Class B	6	229
Frontier Communications Corporation (a) (b)	2	4
Gannett Co., Inc.	20	161
GCI Liberty, Inc. - Class A (a)	9	573
Glu Mobile Inc. (a)	—	1
GoDaddy Inc. - Class A (a)	6	394
Gray Television Inc. (a)	11	187
GTT Communications Inc. (a) (b)	8	133
IAC/InterActiveCorp (a)	4	769
IDT Corp. - Class B (a)	3	26
IMAX Corporation (a)	9	177
Intelsat Investments S.A. (a)	10	195
Interpublic Group of Cos. Inc.	23	521
Iridium Communications Inc. (a)	11	248
John Wiley & Sons Inc. - Class A	6	253
John Wiley & Sons Inc. - Class B (c)	—	5
Liberty Braves Group - Class A (a)	—	10
Liberty Braves Group - Class C (a)	3	79
Liberty Broadband Corp. - Class A (a)	1	125
Liberty Broadband Corp. - Class C (a)	5	569
Liberty Latin America Ltd. - Class C (a)	10	171
Liberty Media Corp. - Class A (a)	1	32
Liberty Media Corp. - Class C (a)	11	409
Liberty SiriusXM Group - Class A (a)	4	136
Liberty SiriusXM Group - Class C (a)	8	307
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	90
Lions Gate Entertainment Corp. - Class A	5	55
Lions Gate Entertainment Corp. - Class B	8	98
Live Nation Inc. (a)	12	801
Marchex, Inc. - Class B (a)	3	13
Marcus Corp.	3	113
Match Group, Inc. (b)	5	331
McClatchy Co. - Class A (a) (b) (c)	1	2
Meredith Corp.	4	210
MSG Networks Inc. - Class A (a)	6	119
National CineMedia Inc.	5	36
Netflix, Inc. (a)	9	3,193
New Media Investment Group Inc.	6	59
New York Times Co. - Class A	8	266
News Corporation - Class A	34	453
News Corporation - Class B	10	140
Nexstar Media Group, Inc. - Class A	6	599
Omnicom Group Inc.	12	960
ORBCOMM Inc. (a)	6	40
pdvWireless, Inc. (a)	1	71
QuinStreet, Inc. (a)	2	37
Reading International Inc. - Class A (a)	2	23
Rosetta Stone Inc. (a)	2	37
Scholastic Corp.	3	116
Shenandoah Telecommunications Company	9	356
Sinclair Broadcast Group Inc. - Class A	11	580
Sirius XM Holdings Inc.	52	292
Snap Inc. - Class A (a)	15	221
Spok Holdings, Inc.	2	31
Sprint Corporation (a)	53	346
Take-Two Interactive Software Inc. (a)	3	349
TechTarget, Inc. (a)	2	45
TEGNA Inc.	27	413
Telephone & Data Systems Inc.	9	285
The Madison Square Garden Company - Class A (a)	1	343
The Meet Group, Inc. (a)	6	22
The Trade Desk, Inc. - Class A (a)	1	228
T-Mobile US Inc. (a)	20	1,468
	Shares/Par[1]	Value ($)
Townsquare Media Inc. - Class A	2	9
Travelzoo (a)	1	16
Tribune Media Co. - Class A	3	130
Tribune Publishing Company, LLC (a)	5	39
TripAdvisor Inc. (a)	7	315
Truecar, Inc. (a)	12	67
Twilio Inc. - Class A (a)	1	135
Twitter, Inc. (a)	26	918
US Cellular Corp. (a)	2	106
VeriSign, Inc. (a)	4	830
Verizon Communications Inc.	179	10,202
Viacom Inc. - Class A (b)	1	45
Viacom Inc. - Class B	39	1,163
Vonage Holdings Corp. (a)	18	198
Walt Disney Co.	72	9,988
World Wrestling Entertainment, Inc. - Class A (b)	3	193
Yelp Inc. - Class A (a)	6	210
Zayo Group Holdings, Inc. (a)	21	691
Zedge, Inc. - Class B (a) (c)	1	1
Zillow Group, Inc. - Class A (a)	4	169
Zillow Group, Inc. - Class C (a) (b)	9	432
Zynga Inc. - Class A (a)	68	415
		101,026
Consumer Staples 6.3%
Alico, Inc.	1	25
Altria Group, Inc.	76	3,615
Archer-Daniels-Midland Company	17	690
Avon Products, Inc. (a)	42	163
B&G Foods, Inc. (b)	7	152
BJ's Wholesale Club Holdings, Inc. (a)	3	82
Boston Beer Co. Inc. - Class A (a)	1	378
Brown-Forman Corp. - Class A	3	173
Brown-Forman Corp. - Class B	17	946
Bunge Limited	12	674
Calavo Growers Inc. (b)	2	161
Cal-Maine Foods Inc.	5	189
Campbell Soup Co.	18	728
Casey's General Stores Inc.	5	707
Central Garden & Pet Co. (a) (b)	1	31
Central Garden & Pet Co. - Class A (a)	5	129
Chefs' Warehouse Inc. (a)	3	89
Church & Dwight Co. Inc.	12	881
Clorox Co.	8	1,179
Coca-Cola Co.	125	6,383
Coca-Cola Consolidated Inc.	1	305
Colgate-Palmolive Co.	25	1,783
ConAgra Brands Inc.	24	624
Constellation Brands, Inc. - Class A	4	832
Costco Wholesale Corporation	15	4,075
Coty Inc. - Class A	15	207
Craft Brewers Alliance Inc. (a)	1	21
Darling Ingredients Inc. (a)	14	288
Dean Foods Co. (b)	13	12
Del Monte Fresh Produce Company	5	147
E.L.F. Beauty, Inc. (a)	4	55
Edgewell Personal Care Colombia S A S (a)	6	168
Energizer Holdings, Inc. (b)	5	211
Estee Lauder Cos. Inc. - Class A	7	1,373
Farmer Bros. Co. (a)	2	26
Flowers Foods Inc.	20	456
General Mills Inc.	26	1,362
Hain Celestial Group Inc. (a)	9	195
Hershey Co.	6	780
Hormel Foods Corp.	24	979
Hostess Brands, Inc. - Class A (a)	14	200
Ingles Markets Inc. - Class A	2	57
Ingredion Inc.	6	493
Inter Parfums Inc.	3	176
J&J Snack Foods Corp.	2	272
JM Smucker Co.	8	927
John B. Sanfilippo & Son Inc.	1	69
Kellogg Co.	15	789
Keurig Dr Pepper Inc.	11	313
Kimberly-Clark Corp.	11	1,506

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

80

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Kraft Heinz Foods Co.	12	382
Kroger Co.	86	1,858
Lamb Weston Holdings Inc.	6	386
Lancaster Colony Corp.	3	474
Landec Corp. (a)	3	25
Limoneira Co.	1	21
Mannatech Inc.	—	5
McCormick & Co. Inc.	6	904
Medifast, Inc.	1	154
MGPI Processing, Inc. (b)	2	125
Molson Coors Brewing Company - Class B	14	792
Mondelez International Inc. - Class A	25	1,328
Monster Beverage 1990 Corporation (a)	11	673
National Beverage Corp. (b)	2	98
Natural Grocers By Vitamin Cottage, Inc. (a)	2	21
Natural Health Trends Corp. (b)	—	1
Nature's Sunshine Products Inc. (a)	1	7
Nu Skin Enterprises, Inc. - Class A	6	307
Oil-Dri Corp. of America	—	14
PepsiCo Inc.	57	7,454
Performance Food Group Company (a)	12	463
Philip Morris International Inc.	45	3,519
Pilgrim's Pride Corporation (a)	18	445
Post Holdings Inc. (a)	9	982
PriceSmart Inc.	4	204
Primo Water Operations, Inc. (a)	2	29
Procter & Gamble Co.	76	8,290
Pyxus International, Inc. (a) (b)	1	13
Revlon Inc. - Class A (a) (b)	3	65
Rite Aid Corporation (a) (b)	5	37
Sanderson Farms Inc.	3	461
Seneca Foods Corp. - Class A (a)	1	19
SpartanNash Co.	6	65
Spectrum Brands Legacy, Inc.	5	290
Sprouts Farmers Market, Inc. (a)	15	290
Sysco Corp.	22	1,539
The Andersons, Inc.	3	88
The Simply Good Foods Company (a)	7	165
Tootsie Roll Industries Inc. (b)	3	115
Treehouse Foods, Inc. (a)	6	318
Tyson Foods Inc. - Class A	19	1,570
United Natural Foods Inc. (a)	6	52
Universal Corp.	4	225
US Foods Holding Corp. (a)	18	645
USANA Health Sciences, Inc. (a)	3	254
Vector Group Ltd.	14	136
Village Super Market Inc. - Class A	1	26
Walgreens Boots Alliance Inc.	27	1,486
Walmart Inc.	40	4,427
WD-40 Co.	1	169
Weis Markets Inc.	5	176
		77,668
Energy 4.8%
Abraxas Petroleum Corporation (a)	13	13
Adams Resources & Energy, Inc.	—	8
Anadarko Petroleum Corporation	15	1,077
Antero Midstream Corporation	8	94
Antero Resources Corporation (a)	25	136
Apache Corporation	31	892
Apergy Corporation (a)	6	191
Approach Resources Inc. (a) (b)	6	2
Arch Coal, Inc. - Class A (b)	3	264
Archrock, Inc.	19	198
Baker Hughes, a GE Company, LLC - Class A	7	181
Blue Ridge Mountain Resources, Inc. (a)	1	8
Bonanza Creek Energy, Inc. (a)	1	20
C&J Energy Services, Inc. (a)	11	128
Cabot Oil & Gas Corp.	17	381
Cactus Inc. - Class A (a)	4	127
California Resources Corporation (a) (b)	5	103
Callon Petroleum Company (a)	33	216
CARBO Ceramics Inc. (a)	2	3
Carrizo Oil & Gas Inc. (a)	15	150
Centennial Resource Development, LLC - Class A (a)	20	151
	Shares/Par[1]	Value ($)
Cheniere Energy, Inc. (a)	11	726
Chesapeake Energy Corp. (a) (b)	104	203
Chevron Corp.	55	6,863
Cimarex Energy Co.	9	511
Clean Energy Fuels Corp. (a)	22	60
CNX Resources Corporation (a)	22	164
Concho Resources Inc.	12	1,275
ConocoPhillips	51	3,134
CONSOL Mining Corporation (a)	5	124
Contango Oil & Gas Company (a)	2	4
Continental Resources Inc. (a)	13	559
Contura Energy, Inc. (a)	1	47
Core Laboratories N.V.	4	210
CVR Energy, Inc.	9	434
Dawson Geophysical Co. (a)	3	6
Delek US Holdings, Inc.	10	395
Denbury Resources Inc. (a) (b)	68	84
Devon Energy Corporation	25	713
DHT Holdings, Inc.	22	132
Diamond Offshore Drilling, Inc. (a) (b)	16	140
Diamondback Energy, Inc.	9	1,027
DMC Global Inc.	2	140
Dorian LPG Ltd. (a)	5	49
Dril-Quip Inc. (a)	4	196
Enlink Midstream, LLC	23	237
Ensco Rowan PLC - Class A (b)	22	189
EOG Resources, Inc.	22	2,096
EQT Corporation	12	191
Equitrans Midstream Corp.	7	135
ERA Group Inc. (a)	2	13
Evolution Petroleum Corporation	3	19
Exterran Trinidad LLC (a)	5	73
Extraction Oil & Gas, Inc. (a) (b)	11	46
Exxon Mobil Corporation	123	9,389
Forum Energy Technologies, Inc. (a)	11	37
Frank's International N.V. (a)	22	119
GasLog Ltd.	12	176
Geospace Technologies Corporation (a)	1	11
Green Plains Renewable Energy Inc.	4	43
Gulf Island Fabrication Inc. (a)	1	6
Gulfport Energy Corp. (a)	28	137
Halcon Resources Corporation (a) (b)	8	1
Hallador Energy Company	—	2
Halliburton Co.	19	440
Helix Energy Solutions Group, Inc. (a)	31	264
Helmerich & Payne Inc.	8	415
Hess Corporation	12	744
HighPoint Resources Corporation (a)	15	27
HollyFrontier Corp.	15	708
Hornbeck Offshore Services Inc. (a)	2	3
International Seaways, Inc. (a)	2	37
ION Geophysical Corp. (a)	1	6
Jagged Peak Energy Inc. (a)	5	37
Keane Group, Inc. (a)	15	103
Kinder Morgan, Inc.	64	1,345
KLX Energy Services Holdings, Inc. (a)	2	42
Kosmos Energy Ltd.	42	260
Laredo Petroleum Holdings Inc. (a)	26	76
Mammoth Energy Services, Inc.	2	16
Marathon Oil Corp.	56	790
Marathon Petroleum Corporation	27	1,485
Matador Resources Co. (a)	13	259
Matrix Service Co. (a)	3	66
McDermott International Inc. (a) (b)	13	130
Mitcham Industries Inc. (a)	1	2
Murphy Oil Corp.	17	409
Nabors Industries Ltd	43	124
NACCO Industries Inc. - Class A	—	26
National Oilwell Varco Inc.	15	331
Natural Gas Services Group, Inc. (a)	2	28
Newpark Resources Inc. (a)	10	77
Noble Corporation PLC (a)	27	51
Noble Energy Inc.	22	490
Northern Oil and Gas Inc. (a)	48	92
Oasis Petroleum Inc. (a)	32	182

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

81

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Occidental Petroleum Corp.	32	1,604
Oceaneering International Inc. (a)	12	237
Oil States International Inc. (a)	6	107
ONEOK Inc.	15	1,008
Pacific Ethanol, Inc. (a)	2	2
Panhandle Oil and Gas Inc. - Class A	2	20
Par Pacific Holdings, Inc. (a)	7	145
Parsley Energy Inc. - Class A (a)	15	294
Patterson-UTI Energy Inc.	17	195
PBF Energy Inc. - Class A	12	375
PDC Energy, Inc. (a)	5	164
Peabody Energy Corp.	12	289
Penn Virginia Corporation (a)	—	8
Phillips 66	13	1,241
Pioneer Energy Services Corp. (a)	9	2
Pioneer Natural Resources Co.	9	1,411
Propetro Holding Corp. (a)	11	227
QEP Resources, Inc. (a)	33	238
Range Resources Corporation (b)	16	114
Reg Biofuels, LLC (a)	5	77
REX Stores Corp. (a)	—	12
RigNet Inc. (a)	2	16
Ring Energy Inc. (a)	4	11
RPC Inc. (b)	13	91
Schlumberger Ltd.	24	973
Scorpio Tankers Inc.	6	181
SEACOR Holdings Inc. (a)	4	188
SEACOR Marine Holdings Inc. (a)	2	28
Select Energy Services, Inc. - Class A (a)	12	137
SemGroup Corporation - Class A	9	105
Ship Finance International Limited	16	195
SM Energy Company	13	167
Southwestern Energy Co. (a)	52	166
SRC Energy Inc. (a)	34	167
Superior Energy Services Inc. (a)	14	19
Talos Energy Inc. (a)	7	178
Targa Resources Corp.	12	489
TechnipFMC PLC	15	391
Teekay Shipping (Canada) Ltd. (b)	7	25
Teekay Tankers Ltd. - Class A (a)	4	5
TETRA Technologies, Inc. (a)	8	13
Tidewater Inc. (a)	3	70
Transocean Ltd. (a)	35	227
U.S. Silica Holdings, Inc. (b)	12	157
Ultra Petroleum Corp. (a)	9	2
Unit Corp. (a)	11	101
Valero Energy Corporation	18	1,563
Whiting Petroleum Corp. (a) (b)	11	201
Williams Cos. Inc.	26	727
World Fuel Services Corp.	11	393
WPX Energy, Inc. (a)	34	395
		58,675
Materials 4.1%
AdvanSix Inc. (a)	6	147
Air Products and Chemicals, Inc.	5	1,038
AK Steel Holding Corporation (a) (b)	31	74
Albemarle Corporation	7	514
Alcoa Corporation (a)	16	366
Allegheny Technologies Incorporated (a)	11	272
AMCOR PLC (a) (c)	44	504
American Vanguard Corporation	4	55
Ampco-Pittsburgh Corporation (a)	1	4
AptarGroup, Inc.	8	954
Ashland Global Holdings Inc.	4	350
Avery Dennison Corporation	7	848
Axalta Coating Systems Ltd. (a)	24	708
Balchem Corporation	2	239
Ball Corporation	19	1,330
Berry Global Group, Inc. (a)	15	796
Boise Cascade Company	7	202
Cabot Corp.	7	324
Carpenter Technology Corp.	5	245
Celanese Corp. - Class A	8	902
Century Aluminum Co. (a)	8	59
	Shares/Par[1]	Value ($)
CF Industries Holdings Inc.	17	795
Chase Corporation	1	138
Chemours Co.	15	361
Clearwater Paper Corporation (a)	2	37
Cleveland-Cliffs Inc. (b)	27	288
Coeur d'Alene Mines Corp. (a)	24	106
Commercial Metals Co.	16	290
Compass Minerals International, Inc. (b)	6	356
Core Molding Technologies Inc. (a)	1	6
Corteva, Inc. (a)	16	462
Crown Holdings Inc. (a)	15	892
Domtar Corp. (c)	6	276
Dow Holdings Inc.	14	680
DuPont de Nemours, Inc	16	1,172
Eagle Materials Inc.	3	309
Eastman Chemical Co.	13	1,045
Ecolab Inc.	9	1,795
Element Solutions, Inc. (a)	30	313
Ferro Corp. (a)	14	223
Ferroglobe PLC	13	22
Ferroglobe Rep and Warranty Insurance Trust (a) (c) (d)	10	—
Flotek Industries Inc. (a)	1	5
FMC Corp.	7	589
Freeport-McMoRan Inc. - Class B	90	1,043
FutureFuel Corp.	4	42
GCP Applied Technologies Inc. (a)	7	152
Gold Resource Corporation	4	15
Graphic Packaging Holding Co.	44	612
Greif Inc. - Class A	5	175
Greif Inc. - Class B	1	46
Hawkins Inc.	1	42
Haynes International Inc.	2	49
HB Fuller Co.	4	193
Hecla Mining Co.	59	107
Huntsman Corp.	27	553
Ingevity Corporation (a)	3	367
Innophos Holdings Inc	2	56
Innospec Inc.	4	353
International Flavors & Fragrances Inc.	4	592
International Paper Co.	35	1,508
Intrepid Potash, Inc. (a)	21	69
Kaiser Aluminum Corp.	1	107
Koppers Holdings Inc. (a)	2	68
Kraton Corporation (a)	4	136
Kronos Worldwide, Inc.	13	193
Linde Public Limited Company	11	2,288
Livent Corporation (a)	7	46
Louisiana-Pacific Corp.	19	487
LSB Industries Inc. (a)	3	11
LyondellBasell Industries N.V. - Class A	14	1,224
Martin Marietta Materials Inc.	3	804
Materion Corp.	2	138
Mercer International Inc.	11	170
Minerals Technologies Inc.	4	210
MOS Holdings Inc.	14	346
Myers Industries Inc.	3	67
Neenah Inc.	2	117
NewMarket Corp.	1	416
Newmont Goldcorp Corporation	21	811
Nucor Corp.	22	1,190
Olin Corp.	17	364
Olympic Steel, Inc.	1	14
Omnova Solutions Inc. (a)	4	26
Owens-Illinois Inc.	22	376
P.H. Glatfelter Co.	4	76
Packaging Corp. of America	8	751
PolyOne Corporation	12	387
PPG Industries Inc.	13	1,568
PQ Group Holdings Inc. (a)	4	65
Quaker Chemical Corp.	1	237
Rayonier Advanced Materials Inc. (b)	11	74
Reliance Steel & Aluminum Co.	6	580
Resolute Forest Products Inc. (c)	8	61
Royal Gold Inc.	4	425

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

82

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RPM International Inc.	10	600
Ryerson Holding Corp. (a)	3	22
Schnitzer Steel Industries Inc. - Class A	3	70
Schweitzer-Mauduit International Inc.	6	216
Scotts Miracle-Gro Co. - Class A	6	625
Sealed Air Corporation	14	606
Sensient Technologies Corporation	4	294
Sherwin-Williams Co.	3	1,351
Silgan Holdings Inc.	16	476
Sonoco Products Co.	11	750
Southern Peru Copper Corporation (Sucursal Del Peru)	3	135
Steel Dynamics Inc.	24	724
Stepan Co.	3	309
Summit Materials, Inc. - Class A (a)	15	290
SunCoke Energy, Inc. (a)	8	70
TimkenSteel Corp. (a)	5	37
Trecora Resources (a)	2	18
Tredegar Corp.	3	46
Trinseo S.A.	6	261
Tronox Holdings PLC	10	128
U.S. Concrete, Inc. (a)	2	109
UFP Technologies Inc. (a)	—	12
United States Lime & Minerals Inc.	—	40
United States Steel Corp. (b)	17	263
Univar Inc. (a)	14	304
Universal Stainless & Alloy Products Inc. (a)	1	11
Valvoline, Inc.	18	345
Verso Corporation - Class A (a)	4	69
Vulcan Materials Co.	7	935
W. R. Grace & Co.	5	418
Warrior Met Coal, Inc.	7	191
Westlake Chemical Corp.	5	317
Westrock Company, Inc.	8	298
Worthington Industries Inc.	6	231
		50,469
Utilities 3.0%
ALLETE, Inc.	4	350
Alliant Energy Corporation	9	441
Ameren Corporation	10	726
American Electric Power Company, Inc.	13	1,171
American States Water Company	4	287
American Water Works Company, Inc.	7	779
Aqua America, Inc.	12	503
Artesian Resources Corporation - Class A	1	35
Atlantica Yield PLC	14	310
Atmos Energy Corporation	4	474
AVANGRID, Inc.	5	239
Avista Corporation	7	297
Black Hills Corporation	6	461
California Water Service Group	5	248
CenterPoint Energy, Inc.	17	499
Chesapeake Utilities Corp.	2	150
Clearway Energy, Inc. - Class A	4	58
Clearway Energy, Inc. - Class C	6	105
CMS Energy Corp.	11	609
Connecticut Water Services Inc.	1	88
Consolidated Edison Inc.	9	766
Consolidated Water Co. Ltd.	2	26
Dominion Energy, Inc.	21	1,658
DTE Energy Co.	7	914
Duke Energy Corporation	19	1,647
Edison International	9	596
El Paso Electric Co.	4	253
Entergy Corporation	7	733
Evergy, Inc.	12	731
Eversource Energy	12	912
Exelon Corporation	25	1,221
FirstEnergy Corp.	17	734
Genie Energy Ltd. - Class B	2	21
Hawaiian Electric Industries Inc.	11	462
IDACORP Inc.	5	483
MDU Resources Group Inc.	19	487
MGE Energy, Inc.	3	243
Middlesex Water Co.	2	91
	Shares/Par[1]	Value ($)
National Fuel Gas Co.	8	440
New Jersey Resources Corp.	8	415
NextEra Energy, Inc.	13	2,721
NiSource Inc.	14	402
Northwest Natural Holding Company	4	288
NorthWestern Corp.	5	327
NRG Energy Inc.	18	616
OGE Energy Corp.	11	488
One Gas, Inc.	5	457
Ormat Technologies Inc.	5	334
Otter Tail Corp.	4	192
Pattern Energy Group Inc. - Class A (c)	9	217
PG&E Corporation (a)	14	320
Pinnacle West Capital Corp.	5	478
PNM Resources, Inc.	7	372
Portland General Electric Co.	9	465
PPL Corporation	18	560
Public Service Enterprise Group Inc.	14	801
Sempra Energy	5	751
SJW Corp.	4	219
South Jersey Industries Inc.	8	265
Southern Co.	28	1,554
Southwest Gas Corp.	5	406
Spark Energy Inc. - Class A (b)	1	16
Spire, Inc.	4	364
Terraform Power, Inc. - Class A	4	57
The AES Corporation	36	607
UGI Corp.	8	425
Unitil Corp.	1	84
Vistra Energy Corp.	17	394
WEC Energy Group Inc.	9	759
Xcel Energy Inc.	14	829
York Water Co.	1	52
		36,483
Real Estate 0.3%
Alexander & Baldwin, LLC	6	127
Altisource Portfolio Solutions S.A. (a)	1	27
CBRE Group, Inc. - Class A (a)	24	1,211
Consolidated-Tomoka Land Co.	—	26
Dwight A. Walker Real Estate, Inc. - Class A	5	139
Florida Rock Properties, Inc. (a)	1	30
Forestar Group Inc. (a)	—	8
HFF, Inc. - Class A	5	234
Jones Lang LaSalle Incorporated	3	473
Kennedy-Wilson Holdings Inc.	13	272
Marcus & Millichap Inc. (a)	4	129
Newmark Group, Inc. - Class A	16	143
Rafael Holdings, Inc. - Class B (a)	1	40
Realogy Holdings Corp. (b)	16	115
RMR Group, Inc. - Class A	2	89
St. Joe Co. (a) (b)	9	150
Stratus Properties Inc. (a) (c)	—	14
Tejon Ranch Co. (a)	3	51
The Howard Hughes Corporation (a)	3	398
		3,676
Total Common Stocks (cost $881,138)		1,225,221
RIGHTS 0.0%
Dyax Corp. (a) (c) (d)	2	—
Hertz Global Holdings, Inc. (a) (b) (c)	12	24
LyondellBasell Industries N.V. (a) (c) (d)	3	1
NewStar Financial, Inc. (a) (c) (d)	4	1
Total Rights (cost $1)		26
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	6,747	6,747
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	2,120	2,120
Total Short Term Investments (cost $8,867)		8,867
Total Investments 100.4% (cost $890,006)		1,234,114
Other Assets and Liabilities, Net (0.4)%		(5,101)
Total Net Assets 100.0%		1,229,013

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

83

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 40.4%
U.S. Treasury Securities 16.9%
U.S. Treasury Bond
3.13%, 02/15/43	20,950	23,343
3.63%, 08/15/43	17,700	21,345
3.75%, 11/15/43	16,450	20,236
3.00%, 05/15/47	14,000	15,317
2.75%, 11/15/42 - 11/15/47	24,790	25,850
U.S. Treasury Note
1.38%, 02/15/20 - 04/30/20	26,420	26,306
1.63%, 06/30/20 - 02/15/26	30,920	30,753
2.00%, 01/15/21 - 08/15/25	14,110	14,218
1.75%, 04/30/22 - 06/30/22	4,090	4,093
1.88%, 12/15/20 - 08/31/24	39,350	39,506
2.75%, 04/30/23 - 02/15/28	63,000	66,140
2.50%, 03/31/23 - 05/15/24	34,530	35,495
2.38%, 08/15/24 - 05/15/27	35,150	36,307
2.13%, 09/30/24	33,200	33,745
3.00%, 09/30/25	37,600	40,144
2.63%, 02/28/23 - 01/31/26	33,660	34,817
2.00%, 11/15/26	3,020	3,041
2.25%, 01/31/24 - 11/15/27	122,270	125,095
		595,751
Mortgage-Backed Securities 8.2%
Federal Home Loan Mortgage Corporation
4.63%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 06/01/47	155,960	158,208
3.50%, 10/01/47	45,123	46,458
4.00%, 10/01/48	21,581	22,442
Federal National Mortgage Association, Inc.
3.89%, 07/01/21	2,549	2,634
3.33%, 11/01/21	86	88
3.16%, 05/01/22	10,255	10,526
2.31%, 08/01/22	4,000	4,019
5.50%, 02/01/21 - 09/01/25	119	125
4.00%, 10/01/19 - 01/01/46	12,512	13,017
2.87%, 09/01/27	2,800	2,891
4.39%, (12M USD LIBOR + 1.45%), 01/01/35 (a)	331	344
4.67%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (a)	4,071	4,293
5.00%, 05/01/37 - 04/01/44	1,433	1,554
4.50%, 08/01/19 - 07/01/42	7,848	8,294
3.88%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (a)	1	1
3.68%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (a)	122	124
Government National Mortgage Association
3.62%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (a)	19	20
4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (a)	35	35
5.00%, 02/15/38 - 07/15/41	9,817	10,803
3.00%, 11/15/44 - 07/15/45	4,607	4,714
		290,590
	Shares/Par[1]	Value ($)
Sovereign 6.9%
Assembleia da Republica
2.20%, 10/17/22, EUR (b)	3,900	4,802
2.88%, 10/15/25, EUR (b)	6,160	8,245
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (c)	2,200	2,600
Cabinet Office, Government of Japan
2.20%, 09/20/27, JPY	425,000	4,746
0.10%, 09/20/26 - 03/20/28, JPY	1,215,000	11,578
2.10%, 12/20/27, JPY	349,000	3,885
1.90%, 12/20/28 - 03/20/31, JPY	655,000	7,388
1.60%, 12/20/33, JPY	910,000	10,341
1.50%, 06/20/34, JPY	350,000	3,941
1.30%, 06/20/35, JPY	225,000	2,480
1.20%, 09/20/35, JPY	335,000	3,648
0.50%, 03/20/38, JPY	410,000	4,011
Canada, Government of
2.25%, 02/01/21, CAD	2,200	1,700
0.50%, 03/01/22, CAD	6,200	4,616
1.50%, 06/01/23, CAD	3,500	2,682
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (b)	7,640	2,751
5.40%, 08/12/34, PEN (b)	700	212
Commonwealth of Australia
1.75%, 11/21/20, AUD	7,250	5,141
5.50%, 04/21/23, AUD	1,710	1,403
3.25%, 04/21/25, AUD	4,750	3,736
Estado Espanol
0.40%, 04/30/22, EUR	2,800	3,256
0.35%, 07/30/23, EUR	4,690	5,463
1.60%, 04/30/25, EUR (b)	3,250	4,054
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (b)	1,900	2,307
1.00%, 06/22/26, EUR (b)	4,930	6,095
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27	4,450	3,265
Gobierno de la Republica de Chile
3.13%, 03/27/25	2,000	2,080
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20, MXN	42,900	2,245
6.50%, 06/09/22, MXN	209,200	10,618
4.00%, 10/02/23	3,000	3,130
4.15%, 03/28/27	2,635	2,756
3.75%, 01/11/28	4,050	4,122
Government of the Republic of Panama
4.00%, 09/22/24	7,000	7,446
Ireland, Government of
5.40%, 03/13/25, EUR	2,900	4,367
1.00%, 05/15/26, EUR	3,400	4,177
0.90%, 05/15/28, EUR	1,590	1,947
Koztarsasagi Elnoki Hivatal
0.50%, 04/21/21, HUF	1,030,000	3,629
1.75%, 10/26/22, HUF	742,300	2,681
2.50%, 10/24/24, HUF	1,039,600	3,815
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25	4,500	4,618
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	6,990	2,222
1.75%, 08/31/25, ILS	6,450	1,875
New Zealand Government
5.50%, 04/15/23, NZD	8,510	6,627
2.75%, 04/15/25, NZD	5,000	3,636
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23	600	617
Presidencia De La Nacion
6.88%, 01/26/27	3,700	2,932
5.88%, 01/11/28	1,550	1,168
6.63%, 07/06/28	1,150	887
Presidencia de la Republica de Colombia
4.50%, 03/15/29	400	437
5.20%, 05/15/49	500	568

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (b) (d)	250	261
Republique Francaise Presidence
0.25%, 11/25/26, EUR	2,645	3,123
1.00%, 05/25/27, EUR	2,735	3,411
South Africa, Parliament of
7.75%, 02/28/23, ZAR	42,375	3,049
8.00%, 01/31/30, ZAR	150,850	10,044
The Philippines, Government of
4.20%, 01/21/24	7,500	8,070
The Republic of Indonesia, The Government of
4.88%, 05/05/21	1,000	1,038
Urad Vlady CR
0.45%, 10/25/23, CZK	185,000	7,948
2.40%, 09/17/25, CZK	49,000	2,312
Urzad Rady Ministrow
1.50%, 04/25/20, PLN	22,675	6,079
2.25%, 04/25/22, PLN	10,200	2,772
3.25%, 07/25/25, PLN	4,500	1,281
		242,334
Collateralized Mortgage Obligations 6.9%
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	38,531	39,093
Interest Only, Series FH-S358A, 3.00%, 10/15/47	8,006	8,142
Series JZ-1507, REMIC, 7.00%, 05/15/23	24	25
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,907	3,075
Series T-A1-75, REMIC, 2.47%, (1M USD LIBOR + 0.04%), 12/25/36 (a)	52	51
Series ZL-3979, REMIC, 3.50%, 01/15/42	4,914	5,162
Series QD-4076, REMIC, 2.50%, 11/15/41	5,404	5,384
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	25,814
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	26,880	27,250
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.52%, 05/25/35 (a)	20	21
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	24,458	23,883
Principal Only, Series 2015-PO-67, REMIC, 0.00%, 09/25/43 (c)	13,276	10,971
Series 2014-A-23, REMIC, 3.00%, 05/25/44	22,016	22,378
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	17,923	17,342
Principal Only, Series 2018-PO-21, REMIC, 0.00%, 04/25/48 (c)	33,883	28,072
Series 2018-A-33, REMIC, 3.00%, 05/25/48	24,386	24,710
		241,373
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.88%, 01/15/29 (e)	16,142	16,997
1.00%, 02/15/46 (e)	31,600	33,111
		50,108
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,486
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,292
		3,778
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K023, REMIC, 1.38%, 08/25/22 (a)	28,201	944
Total Government And Agency Obligations (cost $1,382,455)		1,424,878
CORPORATE BONDS AND NOTES 28.5%
Financials 9.8%
Acrisure, LLC
8.13%, 02/15/24 (b)	540	557
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	4,627
Alliant Holdings I, Inc.
8.25%, 08/01/23 (b)	1,070	1,096
American Express Company
2.50%, 08/01/22	4,380	4,404
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (b)	870	902
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (b)	485	288
	Shares/Par[1]	Value ($)
AssuredPartners, Inc.
7.00%, 08/15/25 (b)	940	937
Athene Global Funding
3.00%, 07/01/22 (b)	4,555	4,604
Avation Capital
6.50%, 05/15/21 (b)	560	573
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,487
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25	600	631
Banco BTG Pactual S.A.
8.75%, (callable at 100 beginning 09/18/19) (f)	200	201
Banco De Credito E Inversiones S.A.
4.00%, 02/11/23	2,000	2,091
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	1,157	1,189
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f)	6,600	6,245
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (g) (h) (i)	6,400	1,892
Banco General, S.A.
4.13%, 08/07/27	600	607
Banco GNB Sudameris S.A.
6.50%, 04/03/27	300	316
Banco Macro S.A.
6.75%, 11/04/26 (a)	3,100	2,663
6.75%, 11/04/26 (b)	800	689
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (d) (f)	2,236	2,273
7.63%, (callable at 100 beginning 01/06/28) (f)	4,000	4,093
5.75%, 10/04/31 (a)	900	876
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (b)	1,850	1,962
Banco Santander, S.A.
3.61%, (3M USD LIBOR + 1.09%), 02/23/23 (a)	4,600	4,582
Banco Santander-Chile
3.88%, 09/20/22	650	673
Bancolombia SA
5.13%, 09/11/22	100	105
4.88%, 10/18/27	2,000	2,050
Banistmo S.A.
3.65%, 09/19/22 (b)	4,000	4,013
Bank of America Corporation
3.97%, 02/07/30	4,230	4,526
Bank of Montreal
3.80%, 12/15/32	3,710	3,760
Bank of New Zealand
3.50%, 02/20/24 (b)	4,260	4,414
Barclays PLC
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (a)	3,450	3,394
BBVA Bancomer, S.A.
5.35%, 11/12/29	200	197
5.13%, 01/18/33	7,700	7,351
BDO Unibank, Inc.
2.95%, 03/06/23	5,000	5,006
BNP Paribas
3.38%, 01/09/25 (b)	4,445	4,518
Brighthouse Financial, Inc.
3.70%, 06/22/27	4,580	4,353
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	5,700	5,954
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26	800	837
7.50%, 10/15/26 (b)	1,500	1,570
6.88%, 09/15/27	5,100	5,253
Camelot Finance SA
7.88%, 10/15/24 (b)	725	762
Capital One Financial Corporation
3.30%, (3M USD LIBOR + 0.72%), 01/30/23 (a)	1,115	1,112
China National Petroleum Corporation
3.95%, 04/19/22	500	517
Cimpor Financial Operations B.V.
5.75%, 07/17/24	1,600	1,401

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

85

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Citigroup Inc.
3.95%, (3M USD LIBOR + 1.43%), 09/01/23 (a)	2,200	2,239
3.63%, (3M USD LIBOR + 1.10%), 05/17/24 (a)	4,465	4,511
CNO Financial Group, Inc.
5.25%, 05/30/29	240	260
CNOOC Finance (2002) Limited
3.88%, 05/02/22	3,000	3,095
CNOOC Limited
3.75%, 05/02/23 (d)	4,630	4,796
Colfax Corporation
6.00%, 02/15/24 (b)	375	397
6.38%, 02/15/26 (b)	485	521
Commonwealth Bank of Australia
3.32%, 06/04/24 (b)	4,355	4,378
Commscope Finance LLC
5.50%, 03/01/24 (b)	485	498
6.00%, 03/01/26 (b)	195	200
Continental Senior Trustees (Cayman) Ltd.
5.50%, 11/18/20	4,500	4,669
Credit Acceptance Corporation
6.63%, 03/15/26 (b)	685	724
Credit Agricole SA
3.75%, 04/24/23 (b)	4,415	4,575
Credit Suisse Group AG
3.68%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	4,470	4,482
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (f) (j)	2,000	2,023
9.50%, 02/07/26 (b)	2,700	2,976
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/19) (f)	1,700	1,522
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (f)	3,950	3,935
Discover Financial Services
4.10%, 02/09/27	5,780	6,006
Eagle Holding Company II, LLC
7.75%, 05/15/22 (b) (k)	395	400
EG Global Finance PLC
6.75%, 02/07/25 (b)	445	442
Ena Norte SA
4.95%, 04/25/23	1,574	1,618
Energuate Trust
5.88%, 05/03/27	1,300	1,324
Fondo Mivivienda S.A.
3.50%, 01/31/23	4,000	4,065
General Electric Capital Corporation
5.88%, 01/14/38	4,110	4,654
General Motors Financial Company, Inc.
3.53%, (3M USD LIBOR + 0.93%), 04/13/20 (a)	8,000	8,026
Gilex Holding SARL
8.50%, 05/02/23	1,450	1,537
8.50%, 05/02/23 (b)	600	636
Global Bank Corporation
5.25%, 04/16/29 (b)	4,550	4,747
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (b)	565	580
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22	200	206
GW Honos Security Corporation
8.75%, 05/15/25 (b)	645	639
HSBC Holdings PLC
3.82%, (3M USD LIBOR + 1.38%), 09/12/26 (a) (l)	6,455	6,463
Icahn Enterprises L.P.
6.25%, 02/01/22	325	334
6.38%, 12/15/25	175	179
6.25%, 05/15/26 (b) (d)	870	879
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (b)	695	713
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (f)	500	509
6.50%, (callable at 100 beginning 03/19/23) (f)	4,400	4,517
John Deere Capital Corporation
3.45%, 01/10/24	2,095	2,196
	Shares/Par[1]	Value ($)
Level 3 Financing, Inc.
5.38%, 01/15/24	960	980
Liberty Mutual Group Inc.
6.50%, 05/01/42 (b)	5,350	7,063
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (b)	700	736
Lloyds Banking Group PLC
3.57%, 11/07/28	4,525	4,534
Macquarie Group Limited
3.19%, 11/28/23 (b)	2,200	2,231
4.15%, 03/27/24 (b)	2,260	2,360
Malayan Banking Berhad
3.91%, 10/29/26 (a)	4,000	4,057
Minejesa Capital B.V.
4.63%, 08/10/30	2,720	2,752
5.63%, 08/10/37	1,900	1,993
Mitsubishi UFJ Financial Group Inc
3.26%, (3M USD LIBOR + 0.74%), 03/02/23 (a)	4,240	4,238
Morgan Stanley
3.59%, 07/22/28 (a)	4,400	4,570
Navient Corporation
6.50%, 06/15/22	880	935
NFP Corp.
6.88%, 07/15/25 (b)	925	915
Oversea-Chinese Banking Corporation Limited
4.00%, 10/15/24 (a)	2,000	2,006
Petrobras Global Finance B.V.
5.75%, 02/01/29	4,950	5,166
Prudential Financial, Inc.
3.91%, 12/07/47	1,515	1,576
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (f)	300	291
Resideo Funding Inc.
6.13%, 11/01/26 (b)	675	701
SPARC Limited
0.00%, 12/05/22 (c)	7,858	7,421
Springleaf Finance Corporation
6.88%, 03/15/25	495	542
7.13%, 03/15/26	35	38
6.63%, 01/15/28	120	126
Sumitomo Mitsui Financial Group, Inc.
3.33%, (3M USD LIBOR + 0.74%), 01/17/23 (a)	6,340	6,336
SURA Asset Management SA
4.88%, 04/17/24	1,100	1,165
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (b)	2,650	2,701
3.63%, 04/28/26 (b)	1,973	2,024
Synchrony Financial
3.95%, 12/01/27	4,925	4,916
Syngenta Finance N.V.
4.38%, 03/28/42	200	170
5.68%, 04/24/48 (j)	4,911	4,881
5.68%, 04/24/48 (b)	200	200
Temasek Financial (I) Limited
2.38%, 01/23/23	5,000	5,030
Tervita Corporation
7.63%, 12/01/21 (b)	960	976
The Bank of Nova Scotia
3.40%, 02/11/24 (d) (l)	3,160	3,287
The Charles Schwab Corporation
3.55%, 02/01/24 (d)	4,350	4,572
The Goldman Sachs Group, Inc.
3.36%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	2,540	2,541
3.69%, (3M USD LIBOR + 1.17%), 05/15/26 (a)	2,890	2,851
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (a) (l)	2,395	2,420
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (b)	620	578
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (f)	4,600	4,215
7.38%, 02/12/26	1,300	1,259
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (f)	3,400	3,324
2.88%, 03/08/27 (a)	3,170	3,158

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
USA Compression Finance Corp.
6.88%, 09/01/27 (b)	1,010	1,060
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (b)	4,750	5,006
VTR GlobalCom S.p.A.
6.88%, 01/15/24	3,058	3,160
Wand Merger Corporation
8.13%, 07/15/23 (b)	605	616
Wells Fargo & Company
3.20%, 06/17/27	2,020	2,057
Westpac Banking Corporation
3.24%, (3M USD LIBOR + 0.72%), 05/15/23 (a) (d)	6,540	6,563
Willis North America Inc.
4.50%, 09/15/28	4,465	4,783
		346,102
Utilities 3.9%
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	2,047
AES Gener S.A.
5.00%, 07/14/25	200	207
7.13%, 03/26/79	800	855
7.13%, 03/26/79 (b)	2,900	3,099
Ameren Corporation
3.65%, 02/15/26	5,000	5,158
Boston Gas Company
3.15%, 08/01/27 (b)	5,000	5,071
Calpine Corporation
5.75%, 01/15/25	355	352
5.25%, 06/01/26 (b)	350	356
Celeo Redes Operacion Chile S.A.
5.20%, 06/22/47	590	615
5.20%, 06/22/47 (b)	3,932	4,090
Colbun S.A.
3.95%, 10/11/27	200	203
Cometa Energia SA de CV
6.38%, 04/24/35	7,020	7,232
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,071
3.95%, 08/15/47	3,390	3,422
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,451
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (b)	5,000	5,015
ELM Park CLO Designated Activity Company
7.95%, 05/11/26	4,014	4,350
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (b)	1,000	1,046
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (b)	1,900	2,073
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	956	991
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25	2,785	2,606
Eversource Energy
2.90%, 10/01/24	4,000	4,057
Exelon Corporation
3.40%, 04/15/26	5,712	5,867
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38	4,446	4,629
Fortis Inc.
2.10%, 10/04/21	4,475	4,429
GNL Quintero S.A
4.63%, 07/31/29	2,700	2,846
Inkia Energy Limited
5.88%, 11/09/27	2,800	2,856
5.88%, 11/09/27 (b)	200	205
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,051
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	3,000	3,424
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32	2,353	2,537
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	7,170	7,485
	Shares/Par[1]	Value ($)
NRG Energy, Inc.
5.25%, 06/15/29 (b) (d)	545	581
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,122
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27	1,500	1,516
Pampa Energia S.A.
7.50%, 01/24/27	4,800	4,428
PSEG Power LLC
3.85%, 06/01/23	3,385	3,524
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,949
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33	3,497	3,545
6.75%, 04/24/33 (b)	192	194
Stoneway Capital Corporation
10.00%, 03/01/27	3,332	3,136
Superior Plus LP
7.00%, 07/15/26 (b)	955	982
Talen Energy Supply, LLC
6.63%, 01/15/28 (b)	320	318
The Brooklyn Union Gas Company
4.49%, 03/04/49 (b)	4,305	4,895
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (b)	1,500	1,521
Transelec S.A.
4.63%, 07/26/23	500	529
3.88%, 01/12/29 (b)	2,500	2,505
Vistra Operations Company LLC
5.50%, 09/01/26 (b)	520	550
5.63%, 02/15/27 (b)	955	1,011
		136,002
Energy 2.9%
AI Candelaria (Spain) SL.
7.50%, 12/15/28	1,850	2,027
7.50%, 12/15/28 (b)	1,100	1,205
Aker BP ASA
4.75%, 06/15/24 (b)	340	350
Antero Midstream Partners LP
5.75%, 03/01/27 (b)	825	825
APT Pipelines Limited
4.25%, 07/15/27 (b)	5,000	5,233
Bharat Petroleum Corporation Limited
4.63%, 10/25/22	500	526
Calfrac Well Services Ltd.
8.50%, 06/15/26 (b)	345	242
Canacol Energy Ltd.
7.25%, 05/03/25	4,100	4,249
Cenovus Energy Inc.
5.40%, 06/15/47 (d)	2,090	2,254
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	945	977
5.63%, 10/01/26 (b)	420	443
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	1,020	972
CSI Compressco LP
7.50%, 04/01/25 (b)	855	839
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (b)	400	414
5.41%, 12/30/25 (b)	500	519
Enable Midstream Partners, LP
4.40%, 03/15/27	2,365	2,382
Energy Transfer LP
4.75%, 01/15/26	480	515
EQM Midstream Partners, LP
4.75%, 07/15/23	4,315	4,472
EQT Corporation
3.90%, 10/01/27	2,340	2,211
Everest Acquisition, LLC
7.75%, 05/15/26 (b)	345	308
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	418
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (b)	250	202

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

87

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Foresight Energy LLC
11.50%, 04/01/23 (b)	760	426
FTS International, Inc.
6.25%, 05/01/22	300	280
Geopark Limited
6.50%, 09/21/24	4,700	4,806
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	900	884
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25	3,400	3,175
Gulfport Energy Corporation
6.38%, 05/15/25	585	453
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	1,500	1,547
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (b)	770	777
Indian Oil Corpn. Limited
5.63%, 08/02/21	1,000	1,054
5.75%, 08/01/23	2,590	2,836
Indigo Natural Resources LLC
6.88%, 02/15/26 (b)	390	351
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	3,590	4,585
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,655
MEG Energy Corp.
7.00%, 03/31/24 (b)	365	348
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (b)	355	304
Nabors Industries, Inc.
5.75%, 02/01/25	395	350
NGL Energy Partners LP
7.50%, 04/15/26 (b)	265	276
NuStar Logistics, L.P.
6.00%, 06/01/26	475	492
Oasis Petroleum Inc.
6.88%, 03/15/22	480	478
6.25%, 05/01/26 (b) (d)	310	300
Oleoducto Central S.A.
4.00%, 05/07/21	200	204
ONGC Videsh Limited
4.63%, 07/15/24	2,800	2,965
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22	2,000	1,993
Par Petroleum, LLC
7.75%, 12/15/25 (b)	655	649
Parkland Fuel Corporation
5.88%, 07/15/27 (b)	330	334
Parsley Energy, LLC
5.63%, 10/15/27 (b)	700	732
Peabody Energy Corporation
6.00%, 03/31/22 (b)	1,095	1,123
Petrobras Global Finance B.V.
6.90%, 03/19/49	2,000	2,130
Petroleos Mexicanos
6.50%, 06/02/41	1,900	1,685
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (f)	800	808
QEP Resources, Inc.
5.25%, 05/01/23	340	327
5.63%, 03/01/26 (d)	365	343
Regency Energy Partners LP
4.50%, 11/01/23	4,200	4,434
Reliance Holding USA, Inc.
5.40%, 02/14/22	3,500	3,713
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	4,170	4,570
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21	2,000	2,005
Sunoco LP
5.50%, 02/15/26	590	614
6.00%, 04/15/27 (b)	310	325
Tapstone Energy, LLC
9.75%, 06/01/22 (i) (m)	305	213
	Shares/Par[1]	Value ($)
Targa Resource Corporation
5.88%, 04/15/26	720	766
6.50%, 07/15/27 (b)	260	283
Tecila Sociedad Anonima
8.50%, 07/28/25	4,000	3,975
6.95%, 07/21/27	1,500	1,361
Terraform Power Operating, LLC
4.25%, 01/31/23 (b)	665	666
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,320
Transocean Guardian Limited
5.88%, 01/15/24 (b)	317	323
Transocean Inc
7.25%, 11/01/25 (b)	355	337
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	635	672
Transocean Proteus Limited
6.25%, 12/01/24 (b)	503	520
Vine Oil & Gas LP
8.75%, 04/15/23 (b)	380	245
Weatherford International Ltd.
9.88%, 02/15/24 (i)	340	178
Whiting Petroleum Corporation
6.63%, 01/15/26	715	691
		103,464
Communication Services 2.1%
Altice France
7.38%, 05/01/26 (b)	665	682
AT&T Inc.
5.25%, 03/01/37	6,185	6,933
Axiata SPV2 Berhad
3.47%, 11/19/20	1,000	1,011
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	5,700	5,985
CCO Holdings, LLC
5.75%, 02/15/26 (b)	745	783
5.00%, 02/01/28 (b)	940	959
Cengage Learning, Inc.
9.50%, 06/15/24 (b) (d)	590	565
Charter Communications Operating, LLC
4.91%, 07/23/25	4,265	4,627
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	685	604
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (b)	200	217
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (f)	600	623
Comcast Corporation
3.95%, 10/15/25	4,145	4,472
Comcel Trust
6.88%, 02/06/24	1,400	1,449
CSC Holdings, LLC
5.38%, 07/15/23 (b)	1,175	1,207
5.25%, 06/01/24	690	717
DISH DBS Corporation
5.88%, 11/15/24	325	307
Embarq Corporation
8.00%, 06/01/36	685	663
Empresa Nacional de Telecomunicaciones S.A.
4.75%, 08/01/26	2,730	2,867
Frontier Communications Corporation
8.50%, 04/15/20 (i)	190	155
8.50%, 04/01/26 (b)	370	359
8.00%, 04/01/27 (b)	275	286
Gray Escrow, Inc.
7.00%, 05/15/27 (b)	475	515
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (b)	1,075	1,169
Grubhub Holdings Inc.
5.50%, 07/01/27 (b)	245	252
GTT Communications Inc.
7.88%, 12/31/24 (b) (d)	795	650
Iheartcommunications, Inc.
6.38%, 05/01/26	140	149

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

88

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
8.38%, 05/01/27	70	73
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	335	307
8.50%, 10/15/24 (b)	455	451
Iridium Communications Inc.
10.25%, 04/15/23 (b)	820	892
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (b)	945	992
Match Group, Inc.
5.00%, 12/15/27 (b)	765	802
Millicom International Cellular SA
6.00%, 03/15/25	500	517
6.63%, 10/15/26 (b)	700	764
6.63%, 10/15/26	1,000	1,091
5.13%, 01/15/28	1,815	1,831
6.25%, 03/25/29 (b)	2,000	2,149
Netflix, Inc.
5.88%, 02/15/25	275	303
5.38%, 11/15/29 (b)	230	245
Radiate HoldCo, LLC
6.63%, 02/15/25 (b)	625	607
Sirius XM Radio Inc.
5.38%, 07/15/26 (b)	690	716
5.50%, 07/01/29 (b)	325	333
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,300
Sprint Corporation
7.13%, 06/15/24	1,205	1,278
Sprint Spectrum Co LLC
4.74%, 03/20/25 (b)	4,460	4,633
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (b)	750	779
Telesat Canada
8.88%, 11/15/24 (b)	765	830
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	4,320	4,801
T-Mobile USA, Inc.
4.50%, 02/01/26	1,120	1,147
Uber Technologies, Inc.
8.00%, 11/01/26 (b)	460	489
Univision Communications Inc.
5.13%, 05/15/23 (b)	160	156
Verizon Communications Inc.
4.02%, 12/03/29 (b)	4,592	4,977
4.27%, 01/15/36	2,155	2,328
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b)	449	464
		73,461
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22	2,100	2,144
AECOM
5.13%, 03/15/27	865	900
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36	200	223
Air Lease Corporation
3.75%, 02/01/22	2,865	2,938
2.75%, 01/15/23	1,930	1,926
Allison Transmission, Inc.
5.00%, 10/01/24 (b)	695	710
Amsted Industries Incorporated
5.63%, 07/01/27 (b)	335	349
Avolon Holdings Funding Limited
5.13%, 10/01/23 (b)	645	682
5.25%, 05/15/24 (b)	850	907
3.95%, 07/01/24 (b)	3,295	3,374
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (b) (d)	1,105	1,094
BOC Aviation Limited
3.46%, (3M USD LIBOR + 1.13%), 09/26/23 (a) (b)	4,475	4,484
Bombardier Inc.
6.00%, 10/15/22 (b)	315	316
7.88%, 04/15/27 (b)	205	205
	Shares/Par[1]	Value ($)
Builders FirstSource, Inc.
5.63%, 09/01/24 (b)	915	943
6.75%, 06/01/27 (b)	105	111
Clean Harbors, Inc.
4.88%, 07/15/27 (b)	430	437
5.13%, 07/15/29 (b)	135	138
CSX Corporation
3.80%, 11/01/46	4,815	4,861
Delta Air Lines, Inc.
3.80%, 04/19/23	4,270	4,381
Empresa de Transporte de Pasajeros Metro S.A.
4.75%, 02/04/24 (b)	1,062	1,148
5.00%, 01/25/47 (b)	1,845	2,041
FedEx Corporation
4.75%, 11/15/45	4,129	4,370
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35	700	765
GFL Environmental Inc.
8.50%, 05/01/27 (b)	275	296
JSL Europe SA
7.75%, 07/26/24	3,800	3,893
KAR Auction Services, Inc.
5.13%, 06/01/25 (b)	770	785
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (b)	465	500
LATAM Airlines Group S.A.
7.00%, 03/01/26 (b)	1,000	1,045
4.20%, 11/15/27	1,461	1,459
LATAM Finance Limited
6.88%, 04/11/24	1,100	1,141
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34	3,500	3,723
Lockheed Martin Corporation
4.70%, 05/15/46	4,000	4,852
Masonite International Corporation
5.63%, 03/15/23 (b)	255	263
5.75%, 09/15/26 (b)	765	790
Owens Corning
4.40%, 01/30/48	2,545	2,156
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (b)	75	75
4.20%, 04/01/27 (b)	2,160	2,264
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (b)	395	415
Stevens Holding Co., Inc.
6.13%, 10/01/26 (b)	555	584
Tempo Acquisition, LLC
6.75%, 06/01/25 (b)	1,015	1,046
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (b)	415	438
TransDigm Inc.
6.25%, 03/15/26 (b)	605	634
6.38%, 06/15/26	430	435
Triumph Group, Inc.
7.75%, 08/15/25	735	711
United Rentals (North America), Inc.
6.50%, 12/15/26	795	860
5.25%, 01/15/30	215	221
Waste Management, Inc.
4.00%, 07/15/39	4,365	4,688
Waste Pro USA, Inc.
5.50%, 02/15/26 (b)	565	577
		73,298
Materials 1.7%
AK Steel Corporation
7.63%, 10/01/21	135	133
6.38%, 10/15/25	175	141
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (b)	1,010	1,055
Andina Acquisition Corporation
8.20%, 01/31/22	400	423
Anglo American Capital PLC
4.50%, 03/15/28 (b)	4,720	4,893

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

89

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Berry Global Escrow Corporation
5.63%, 07/15/27 (b) (d)	350	364
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (b)	1,850	1,954
Crown Americas LLC
4.50%, 01/15/23	650	676
CSN Resources S.A.
7.63%, 02/13/23	1,600	1,694
7.63%, 04/17/26 (b) (d)	2,100	2,222
DuPont de Nemours, Inc
5.42%, 11/15/48	3,660	4,443
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (b)	580	525
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,230	3,086
5.45%, 03/15/43	4,050	3,710
Fresnillo PLC
5.50%, 11/13/23	2,000	2,173
Hexion Inc.
7.88%, 07/15/27 (b)	285	286
Inversiones CMPC S.A.
4.50%, 04/25/22 (d)	1,000	1,037
Mexichem S.A.B. de C.V.
5.88%, 09/17/44	800	836
MOS Holdings Inc.
4.05%, 11/15/27 (d)	4,520	4,665
Nexa Resources S.A.
5.38%, 05/04/27	700	733
Nouryon Finance B.V.
8.00%, 10/01/26 (b) (d)	175	180
Nutrien Ltd.
4.20%, 04/01/29	3,970	4,291
Packaging Corporation of America
3.40%, 12/15/27	2,220	2,245
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (b)	485	497
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25	400	420
SunCoke Energy, Inc.
7.50%, 06/15/25 (b)	730	713
UPL Corporation Limited
3.25%, 10/13/21	1,000	1,003
4.50%, 03/08/28	2,150	2,190
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	1,300	1,319
Vedanta Resources Limited
7.13%, 05/31/23	500	494
6.13%, 08/09/24	5,300	4,876
Votorantim Cimentos S.A.
7.25%, 04/05/41	600	715
Westrock Company, Inc.
3.75%, 03/15/25	4,360	4,525
		58,517
Consumer Staples 1.5%
Adecoagro S.A.
6.00%, 09/21/27	900	859
Albertsons Companies, Inc.
5.75%, 03/15/25	430	433
Altria Group, Inc.
4.80%, 02/14/29	4,240	4,568
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	2,215	2,462
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,513
B&G Foods, Inc.
5.25%, 04/01/25	715	722
BAT Capital Corp.
3.40%, (3M USD LIBOR + 0.88%), 08/15/22 (a)	4,689	4,701
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (b)	1,500	1,508
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28	2,000	2,098
Cott Holdings Inc.
5.50%, 04/01/25 (b)	695	708
	Shares/Par[1]	Value ($)
Embotelladora Andina S.A
5.00%, 10/01/23	1,400	1,499
Energizer Holdings, Inc.
7.75%, 01/15/27 (b)	390	422
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23	2,600	2,652
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (f)	1,900	1,996
JBS Investments GmbH
7.25%, 04/03/24	900	930
JBS Investments II GmbH
7.00%, 01/15/26 (b)	2,900	3,133
JBS USA Finance, Inc.
6.75%, 02/15/28 (b)	520	565
JBS USA Food Company
5.88%, 07/15/24 (b)	125	129
5.75%, 06/15/25 (b)	85	88
JBS USA LUX SA
6.50%, 04/15/29 (b)	505	549
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (b)	330	291
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (d)	380	394
6.88%, 01/19/25	5,700	5,915
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	300	266
Minerva Luxembourg S.A.
6.50%, 09/20/26	2,900	2,998
5.88%, 01/19/28	2,600	2,600
Pilgrim's Pride Corporation
5.88%, 09/30/27 (b)	1,035	1,070
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29 (b)	815	838
Safeway Inc.
7.50%, 03/15/26 (b)	275	294
Smithfield Foods, Inc.
4.25%, 02/01/27 (b)	4,380	4,463
		51,664
Consumer Discretionary 1.4%
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	380	386
9.75%, 07/15/27 (b)	275	274
Altice S.A.
7.75%, 05/15/22 (b)	200	203
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	555	548
Aramark Services, Inc.
5.00%, 04/01/25 (b)	925	944
Argos Holdings Inc.
7.13%, 03/15/23 (b)	385	361
Boyne USA, Inc.
7.25%, 05/01/25 (b)	1,095	1,188
Carvana Co.
8.88%, 10/01/23 (b)	250	252
Cedar Fair, L.P.
5.25%, 07/15/29 (b)	410	419
Century Communities, Inc.
6.75%, 06/01/27 (b)	345	350
Constellation Merger Sub Inc.
8.50%, 09/15/25 (b) (d)	430	399
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	655	655
Dollar Tree, Inc.
4.00%, 05/15/25	4,545	4,722
El Puerto De Liverpool, S.A.B. De C.V.
3.88%, 10/06/26	200	197
Eldorado Resorts, Inc.
6.00%, 04/01/25	540	568
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,335
Ford Motor Company
7.45%, 07/16/31	2,045	2,418
Frontdoor, Inc.
6.75%, 08/15/26 (b)	675	723

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

90

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Gohl Capital Limited
4.25%, 01/24/27	4,800	4,942
Golden Entertainment, Inc.
7.63%, 04/15/26 (b)	315	323
Gray Television, Inc.
5.13%, 10/15/24 (b)	275	280
Hasbro, Inc.
3.50%, 09/15/27	4,190	4,243
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	705	716
IAA Spinco Inc.
5.50%, 06/15/27 (b)	415	432
IRB Holding Corp.
6.75%, 02/15/26 (b)	735	737
Jeld-Wen, Inc.
4.63%, 12/15/25 (b)	885	868
LTF Merger Sub, Inc.
8.50%, 06/15/23 (b)	700	717
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	644
McDonald's Corporation
4.45%, 03/01/47	1,885	2,062
MGM Resorts International
5.75%, 06/15/25	345	375
New Golden Nugget Inc.
6.75%, 10/15/24 (b)	1,030	1,061
NVA Holdings, Inc.
6.88%, 04/01/26 (b)	280	293
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (b)	440	457
8.50%, 05/15/27 (b)	235	242
Penn National Gaming, Inc.
5.63%, 01/15/27 (b)	655	650
PetSmart, Inc.
5.88%, 06/01/25 (b) (d)	170	165
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (b)	1,120	1,130
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	2,455	2,473
S.A.C.I. Falabella
3.75%, 04/30/23	700	720
Scientific Games International, Inc.
5.00%, 10/15/25 (b)	570	576
8.25%, 03/15/26 (b)	545	571
Six Flags Operations Inc.
4.88%, 07/31/24 (b)	660	671
Staples, Inc.
7.50%, 04/15/26 (b)	595	591
Stars Group Holdings B.V.
7.00%, 07/15/26 (b)	675	714
Tempur Sealy International, Inc.
5.50%, 06/15/26	970	1,006
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,298
The ServiceMaster Company, LLC
5.13%, 11/15/24 (b)	620	639
The William Carter Company
5.63%, 03/15/27 (b)	490	513
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (b)	310	324
Viking Cruises Limited
5.88%, 09/15/27 (b)	1,070	1,083
		49,458
Health Care 1.3%
AbbVie Inc.
4.70%, 05/14/45	4,675	4,763
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (b) (d)	440	394
AstraZeneca PLC
2.38%, 06/12/22	4,545	4,575
Avantor, Inc.
9.00%, 10/01/25 (b)	965	1,075
Bausch Health Companies Inc.
5.75%, 08/15/27 (b)	160	168
	Shares/Par[1]	Value ($)
7.00%, 03/15/24 - 01/15/28 (b)	1,070	1,118
7.25%, 05/30/29 (b)	700	728
Baxalta Incorporated
4.00%, 06/23/25	1,191	1,268
Becton, Dickinson and Company
2.89%, 06/06/22	6,775	6,865
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (b)	320	325
Celgene Corporation
4.35%, 11/15/47	4,555	5,032
Centene Corporation
4.75%, 01/15/25 (d)	1,175	1,213
Centene Escrow I Corporation
5.38%, 06/01/26 (b) (d)	185	195
Cigna Corporation
3.49%, (3M USD LIBOR + 0.89%), 07/15/23 (a) (b)	2,240	2,231
4.90%, 12/15/48 (b)	2,155	2,343
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (b) (d)	55	37
HCA Inc.
5.25%, 04/15/25	275	305
5.38%, 09/01/26	1,535	1,654
5.88%, 02/01/29	85	93
4.13%, 06/15/29	2,215	2,276
IQVIA Inc.
5.00%, 05/15/27 (b)	610	629
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	525	492
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (b)	739	768
Polaris Intermediate School
8.50%, 12/01/22 (b) (k)	575	508
Select Medical Corporation
6.38%, 06/01/21	1,130	1,132
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23 (b)	3,665	3,916
Tenet Healthcare Corporation
7.00%, 08/01/25 (d)	550	548
6.25%, 02/01/27 (b)	605	623
Vizient, Inc.
6.25%, 05/15/27 (b)	290	306
WellCare Health Plans, Inc.
5.25%, 04/01/25	815	851
5.38%, 08/15/26 (b)	540	573
		47,004
Real Estate 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,544
American Tower Corporation
3.38%, 10/15/26	5,000	5,095
3.60%, 01/15/28	4,495	4,593
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,543
Crown Castle International Corp.
3.65%, 09/01/27	9,595	9,878
ESH Hospitality, Inc.
5.25%, 05/01/25 (b)	1,240	1,271
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (b)	540	582
MPT Operating Partnership, L.P.
5.25%, 08/01/26	125	131
5.00%, 10/15/27	1,375	1,416
Ontario Teachers' Cadillac Fairview Properties Trust
4.13%, 02/01/29 (b)	2,975	3,224
Public Storage
3.39%, 05/01/29	4,355	4,548
Welltower Inc.
3.95%, 09/01/23	4,425	4,662
WeWork Companies Inc.
7.88%, 05/01/25 (b) (d)	140	138
		43,625

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

91

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Information Technology 0.6%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,398
Ascend Learning, LLC
6.88%, 08/01/25 (b)	965	982
Banff Merger Sub Inc.
9.75%, 09/01/26 (b)	280	243
CDK Global, Inc.
5.88%, 06/15/26	280	297
5.25%, 05/15/29 (b)	250	259
Corning Incorporated
4.38%, 11/15/57	4,565	4,441
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (b)	557	576
Fidelity National Information Services, Inc.
3.63%, 10/15/20	3,124	3,169
Informatica LLC
7.13%, 07/15/23 (b)	915	930
Marvell Technology Group Ltd
4.20%, 06/22/23	4,435	4,606
NXP B.V.
3.88%, 06/18/26 (b)	2,185	2,242
Radiate HoldCo, LLC
6.88%, 02/15/23 (b)	75	75
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (b)	480	494
8.25%, 11/15/26 (b)	495	510
Riverbed Technology, Inc.
8.88%, 03/01/23 (i) (m)	350	236
SS&C Technologies, Inc.
5.50%, 09/30/27 (b)	590	611
		22,069
Total Corporate Bonds And Notes (cost $981,365)		1,004,664
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 22.3%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 2.51%, (1M USD LIBOR + 0.11%), 01/25/37 (a)	4,044	2,893
Accredited Mortgage Loan Trust
Series 2004-A2-1, 3.00%, (1M USD LIBOR + 0.60%), 04/25/34 (a)	477	430
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 2.70%, (1M USD LIBOR + 0.60%), 02/25/36 (a)	11,275	11,211
Aimco CDO
Series 2019-D-10A, 6.08%, (3M USD LIBOR + 3.55%), 07/22/32 (a) (b)	2,000	2,000
Aimco CLO
Series 2018-D-AA, 5.14%, (3M USD LIBOR + 2.55%), 04/17/31 (a) (b)	1,000	950
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 3.40%, (1M USD LIBOR + 1.00%), 08/25/35 (a)	7,231	4,955
Series 2005-1A2-27, REMIC, 3.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (a)	430	431
Series 2005-1A1-59, REMIC, 2.71%, (1M USD LIBOR + 0.33%), 11/20/35 (a)	6,269	5,985
Series 2005-2A1-J12, REMIC, 2.94%, (1M USD LIBOR + 0.54%), 11/25/35 (a)	3,236	2,227
Series 2006-A1B-OA12, REMIC, 2.57%, (1M USD LIBOR + 0.19%), 09/20/46 (a)	3,373	3,009
Series 2006-1A1A-OA17, REMIC, 2.58%, (1M USD LIBOR + 0.20%), 12/20/46 (a)	6,470	5,522
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 4.54%, (6M USD LIBOR + 2.00%), 02/25/45 (a)	71	71
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 4.68%, 04/15/32 (b)	2,000	2,000
Apidos CLO XII
Series 2013-DR-12A, 5.20%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (b)	1,000	955
Apidos CLO XXI
Series 2015-CR-21A, 5.05%, (3M USD LIBOR + 2.45%), 07/19/27 (a) (b)	500	488
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	2,619	2,627
	Shares/Par[1]	Value ($)
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.78%, (3M USD LIBOR + 1.19%), 04/17/26 (a) (b)	4,095	4,096
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 2.76%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	1,023	1,019
Atrium XIII LLC
Series D-13A, 5.29%, (3M USD LIBOR + 2.70%), 11/21/30 (a) (b)	1,000	963
Atrium XIV LLC
Series D-14A, 5.55%, (3M USD LIBOR + 2.95%), 08/23/30 (a) (b)	1,000	975
Atrium XV LLC
Series D-15A, REMIC, 5.59%, (3M USD LIBOR + 3.00%), 01/23/31 (a) (b)	2,500	2,440
Avery Point VII CLO Ltd
Series 2015-DR-7A, 6.13%, (3M USD LIBOR + 3.60%), 01/15/28 (a) (b)	1,000	1,000
Babson CLO Ltd
Series 2018-D-3A, 5.49%, (3M USD LIBOR + 2.90%), 07/20/29 (a) (b)	500	488
Series 2016-DR-1A, 5.64%, (3M USD LIBOR + 3.05%), 07/23/30 (a) (b)	1,000	972
Series 2019-C-2A, 6.29%, (3M USD LIBOR + 3.95%), 04/15/31 (a) (b)	500	501
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.59%, 02/20/35 (a)	574	569
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	8
Bank
Interest Only, Series 2017-XA-BNK8, 0.88%, 11/17/50 (a)	99,203	5,154
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.79%, 05/25/35 (a)	6,789	6,983
Barclays Commercial Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,794
Barings CLO Ltd
Series 2018-C-1A, 5.20%, (3M USD LIBOR + 2.60%), 04/15/31 (a) (b)	1,000	956
Series 2019-D-1A, 6.30%, 04/15/31 (b)	1,000	1,001
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (b)	6	6
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (b)	34	34
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (b)	84	84
BBCMS Trust
Series 2015-A-STP, REMIC, 3.32%, 09/14/20 (b)	7,078	7,144
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a) (b)	6,436	63
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a) (b)	11,689	365
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 4.12%, 01/12/22 (a) (b)	7,447	6,567
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (b)	805	821
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36 (b)	824	611
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (a) (b)	206	209
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37 (b)	4,274	3,448
Series 2012-6A6-RR1, REMIC, 2.63%, 12/27/46 (a) (b)	11,827	10,826
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 4.62%, 05/25/35 (a)	190	189
Series 2005-26A1-7, REMIC, 4.15%, 09/25/35 (a)	9,672	6,471
Series 2005-22A1-7, REMIC, 4.29%, 09/25/35 (a)	124	101
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (a)	1	1
Series 2002-1A2-11, REMIC, 4.44%, 02/25/33 (a)	2	2

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

92

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2002-1A1-11, REMIC, 4.74%, 02/25/33 (a)	1	1
Series 2003-6A1-1, REMIC, 5.03%, 04/25/33 (a)	12	12
Series 2003-4A1-8, REMIC, 4.76%, 01/25/34 (a)	86	84
Series 2004-12A5-1, REMIC, 4.68%, 04/25/34 (a)	194	192
Series 2004-2A1-8, REMIC, 4.24%, 11/25/34 (a)	264	260
Bear Stearns Asset Backed Securities I LLC
Series 2006-1M1-HE1, REMIC, 2.81%, (1M USD LIBOR + 0.41%), 12/25/35 (a)	25	25
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 04/25/34 (a)	577	839
Series 2005-M2-AQ1, REMIC, 3.05%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	5,922	5,909
Series 2007-1A3-HE3, REMIC, 2.65%, (1M USD LIBOR + 0.25%), 01/25/37 (a)	4,543	4,754
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 10/25/36 (a)	1,980	1,972
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 4.28%, 01/26/36 (a)	414	366
Series 2007-2A1-R6, REMIC, 3.80%, 12/26/46 (a)	265	228
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 3.70%, (1M USD LIBOR + 1.30%), 03/25/37 (a) (b)	2,947	2,923
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.72%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	2,784	2,786
Series 2018-E-BIOA, REMIC, 4.35%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	6,960	6,973
Series 2019-D-IMC, REMIC, 4.34%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	3,983	3,995
Caesars Palace Las Vegas Trust
Series 2017-D-VICI, 4.50%, 10/17/22 (a) (b)	3,886	4,058
Series 2017-E-VICI, 4.50%, 10/17/22 (a) (b)	3,886	4,009
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28 (b)	4,333	4,442
Canyon Capital CLO Ltd
Series 2014-DR-2A, 6.25%, (3M USD LIBOR + 3.65%), 04/15/29 (a) (b)	1,000	1,000
Series 2012-D-1RA, 5.60%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (b)	1,500	1,457
Series 2014-CR-1A, 5.33%, (3M USD LIBOR + 2.75%), 01/30/31 (a) (b)	1,134	1,083
Series 2016-DR-1A, 5.40%, (3M USD LIBOR + 2.80%), 07/15/31 (a) (b)	1,000	959
Canyon CLO Ltd
Series 2018-D-1A, 5.50%, (3M USD LIBOR + 2.90%), 07/15/31 (a) (b)	1,000	959
Castlelake Aircraft Securitization Trust
Series 2018-A-1, 4.13%, 06/15/25 (b)	2,628	2,649
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24 (i) (m)	2,737	2,739
CGGS Commercial Mortgage Trust
Series 2018-D-WSS, REMIC, 4.69%, (1M USD LIBOR + 2.30%), 02/18/20 (a) (b)	4,159	4,167
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 4.21%, 12/25/35 (a)	571	549
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	561	465
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	1,008	973
Citigroup Commercial Mortgage Trust
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	3,239	3,354
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (a) (b)	1,696	1,572
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26 (b)	4,143	3,540
Series 2016-B-GC36, REMIC, 4.91%, 01/12/26	2,892	3,141
	Shares/Par[1]	Value ($)
Citigtoup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 4.82%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (a)	22	23
Series 2005-1A3A-8, REMIC, 4.41%, 11/25/35 (a)	3,175	3,336
Series 2007-A3A-AHL3, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (a)	357	276
Series 2007-1A1-FS1, REMIC, 5.75%, 10/25/37 (b) (n)	3,551	3,489
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28 (b)	3,515	3,631
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (b)	2,971	3,009
COMM Mortgage Trust
Series 2018-C-HCLV, 4.09%, (1M USD LIBOR + 1.70%), 09/15/20 (a) (b)	4,056	4,047
Series 2017-E-PANW, 4.13%, 10/11/24 (a) (b)	5,717	5,641
Series 2017-D-PANW, 4.34%, 10/11/24 (a) (b)	3,425	3,555
Series 2015-C-DC1, REMIC, 4.49%, 01/10/25 (a)	200	204
Series 2015-C-CR23, REMIC, 4.39%, 04/11/25 (a)	2,923	3,006
Interest Only, Series 2014-XA-CR20, REMIC, 1.25%, 11/13/47 (a)	111,754	4,639
Interest Only, Series 2015-XA-CR22, REMIC, 1.09%, 03/12/48 (a)	133,504	4,694
Cook Park CLO Ltd
Series 2018-D-1A, 5.19%, (3M USD LIBOR + 2.60%), 04/17/30 (a) (b)	2,000	1,910
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 2.57%, (1M USD LIBOR + 0.19%), 03/20/47 (a)	4,500	4,034
Series 2007-A1A-OA7, REMIC, 2.58%, (1M USD LIBOR + 0.18%), 05/25/47 (a)	294	285
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 04/25/34 (a)	1,490	1,428
Series 2004-M1-3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 06/25/34 (a)	63	63
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21 (b)	10,000	10,017
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a) (b)	1,574	1,586
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 3.13%, 03/25/32 (a) (b)	27	25
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.25%, 11/17/27 (a)	3,875	4,047
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29 (o)	2,673	2,753
Series 2019-B-C16, REMIC, 3.88%, 06/15/29 (o)	2,673	2,753
CSMC
Series 2017-E-CALI, REMIC, 3.90%, 11/12/24 (a) (b)	5,200	5,096
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a) (b)	5,200	4,981
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,824	1,477
CWABS, Inc.
Series 2005-M3-BC5, REMIC, 2.90%, (1M USD LIBOR + 0.75%), 12/25/35 (a)	5,000	4,961
Series 2005-3A2A-HYB9, REMIC, 4.59%, (12M USD LIBOR + 1.75%), 02/20/36 (a)	44	40
Series 2005-MV1-17, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 04/25/36 (a)	5,400	5,327
Series 2005-2AV-17, REMIC, 2.64%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	5,705	5,595
Series 2007-1A-13, REMIC, 3.24%, (1M USD LIBOR + 0.84%), 06/25/36 (a)	2,074	1,927
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,227	2,252
Series 2004-A2-HYB6, REMIC, 4.27%, 11/21/34 (a)	498	505
Series 2004-A3-22, REMIC, 4.28%, 11/25/34 (a)	239	238
Series 2004-1A1-HYB9, REMIC, 4.28%, 02/20/35 (a)	161	160
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,676	1,440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

93

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 6.30%, (3M USD LIBOR + 3.70%), 04/16/29 (a) (b)	2,500	2,502
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 5.62%, (3M USD LIBOR + 3.10%), 08/15/31 (a) (b)	1,000	979
Dryden 57 CLO Ltd
Series 2018-D-57A, 5.07%, (3M USD LIBOR + 2.55%), 05/15/31 (a) (b)	1,000	952
Dryden 60 Senior Loan Fund
Series 2018-D-60A, 5.60%, (3M USD LIBOR + 3.00%), 07/15/31 (a) (b)	2,000	1,944
Fillmore Park CLO Ltd
Series 2018-D-1A, 5.50%, 07/15/30 (b)	1,500	1,447
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 2.76%, (1M USD LIBOR + 0.72%), 10/25/35 (a)	2,449	2,445
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 3.21%, (1M USD LIBOR + 0.81%), 04/25/35 (a) (b)	483	487
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.05%, 10/25/35 (a)	916	861
Series 2005-4A1-AR6, REMIC, 4.55%, 02/25/36 (a)	399	378
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 2.65%, (1M USD LIBOR + 0.50%), 12/26/35 (a)	2,315	2,292
Gilbert Park CLO Ltd
Series 2017-1A-E, 5.55%, (3M USD LIBOR + 2.95%), 10/15/30 (a) (b)	1,000	977
Series 2017-1A-E, 9.00%, (3M USD LIBOR + 6.40%), 10/15/30 (a) (b)	2,000	1,967
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (b)	3,524	3,666
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 5.44%, (3M USD LIBOR + 2.85%), 04/22/30 (a) (b)	1,000	971
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 5.00%, (3M USD LIBOR + 2.40%), 01/21/31 (a) (b)	1,000	947
Great Wolf Trust
Series 2017-D-WOLF, 4.49%, (1M USD LIBOR + 2.10%), 09/16/19 (a) (b)	1,166	1,166
Series 2017-E-WOLF, 5.49%, (1M USD LIBOR + 3.10%), 09/16/19 (a) (b)	1,808	1,809
Series 2017-F-WOLF, 6.46%, (1M USD LIBOR + 4.07%), 09/16/19 (a) (i) (m)	962	963
Greenwood Park CLO Ltd
Series 2018-D-1A, 5.10%, (3M USD LIBOR + 2.50%), 04/15/31 (a) (b)	1,000	948
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 5.89%, (3M USD LIBOR + 3.30%), 01/20/30 (a) (b)	500	495
GS Mortgage Securities Corp Trust
Series 2016-WMB-GS3, 3.60%, 09/14/26 (i) (m)	9,000	9,041
Series 2017-C-GS8, 4.48%, 11/12/27	6,463	6,820
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.50%, 09/25/35 (a)	274	277
Series 2005-6A1-AR7, REMIC, 4.44%, 11/25/35 (a)	91	91
GS Mortgage Securities Trust
Interest Only, Series 2018-XA-GS9, REMIC, 0.60%, 03/10/51 (a)	112,433	3,739
GSAMP
Series 2007-A1-HS1, REMIC, 3.25%, (1M USD LIBOR + 0.85%), 02/25/37 (a)	1,007	1,008
GSAMP Trust
Series 2006-A1-HE4, REMIC, 2.54%, (1M USD LIBOR + 0.14%), 06/25/36 (a)	1,244	1,195
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 2.83%, (1M USD LIBOR + 0.44%), 05/19/35 (a)	66	65
Series 2005-3A1-4, REMIC, 4.42%, 07/19/35 (a)	260	233
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	12,065	12,221
	Shares/Par[1]	Value ($)
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23 (b)	2,704	2,835
Highbridge Loan Management Ltd
Series 8A-DR-2016, 5.49%, (3M USD LIBOR + 2.90%), 07/22/30 (a) (b)	2,500	2,410
Hilton USA Trust
Series 2016-A-SFP, REMIC, 2.83%, 11/07/23 (b)	10,000	10,017
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.54%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (b)	3,991	4,008
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 2.76%, (1M USD LIBOR + 0.36%), 12/25/35 (a)	3,000	2,941
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.90%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.93%, 08/25/35 (a)	1,570	1,425
Series 2005-1A1-AR31, REMIC, 3.96%, 01/25/36 (a)	301	260
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 0.00%, (1M USD LIBOR + 3.00%), 07/15/24 (a) (i) (m)	6,698	6,698
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 2.64%, (1M USD LIBOR + 0.24%), 05/25/36 (a)	3,736	3,643
Series 2007-MV6-CH1, REMIC, 2.95%, (1M USD LIBOR + 0.55%), 11/25/36 (a)	2,414	2,328
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	78	63
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	617	643
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26 (b)	2,952	3,000
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (b)	5,248	5,293
JPMBB Commercial Mortgage Securities Trust
Series 2013-C-C17, REMIC, 5.05%, 12/15/23 (a)	392	419
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 1.05%, 10/17/50 (a)	96,377	5,448
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 2.68%, (1M USD LIBOR + 0.28%), 01/25/37 (a)	4,800	4,680
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/18/19 (a) (b)	5,248	5,239
LCM 28 LP
Series D-28A, 5.54%, (3M USD LIBOR + 3.15%), 10/21/30 (a) (b)	1,000	971
LCM XIV LP
Series DR-14A, 5.34%, (3M USD LIBOR + 2.75%), 07/21/31 (a) (b)	2,000	1,926
LCM XV LP
Series DR-15A, 6.29%, (3M USD LIBOR + 3.70%), 07/22/30 (a) (b)	2,750	2,751
LCM XX LP
Series DR-20A, 5.39%, (3M USD LIBOR + 2.80%), 10/20/27 (a) (b)	1,000	981
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (b) (n)	46,028	46,440
Lehman XS Trust
Series 2005-1A3-4, REMIC, 3.20%, (1M USD LIBOR + 0.80%), 10/25/35 (a)	1,080	1,066
Series 2007-3A3-2N, REMIC, 2.57%, (1M USD LIBOR + 0.17%), 02/25/37 (a)	7,054	6,131
Long Point Park CLO Ltd
Series 2017-C-1A, 4.99%, (3M USD LIBOR + 2.40%), 01/17/30 (a) (b)	1,000	946
Madison Park Funding XIV Ltd
Series 2014-DRR-14A, 5.54%, (3M USD LIBOR + 2.95%), 10/22/30 (a) (b)	2,000	1,951
Madison Park Funding XXIV Ltd
Series 2016-D-24A, 6.44%, (3M USD LIBOR + 3.85%), 01/20/28 (a) (b)	1,000	1,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Magnetite XIV Ltd
Series 2015-D-14RA, 5.45%, (3M USD LIBOR + 2.85%), 10/20/31 (a) (b)	1,500	1,455
Magnetite XVIII Ltd
Series 2016-DR-18A, 5.22%, (3M USD LIBOR + 2.70%), 11/15/28 (a) (b)	1,000	972
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 6.53%, (1M USD LIBOR + 4.13%), 12/25/32 (a)	1,321	1,366
Series 2005-M5-WMC1, REMIC, 3.41%, (1M USD LIBOR + 1.01%), 03/25/35 (a)	5,005	4,927
Series 2006-A3-AM3, REMIC, 2.57%, (1M USD LIBOR + 0.17%), 10/25/36 (a)	2,926	2,829
Series 2007-A2-WMC1, REMIC, 2.45%, (1M USD LIBOR + 0.05%), 01/25/37 (a)	322	123
Series 2007-A1-HE2, REMIC, 3.55%, (1M USD LIBOR + 1.15%), 08/25/37 (a) (b)	6,319	5,722
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 3.14%, (1M USD LIBOR + 0.49%), 10/20/29 (a)	34	34
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 2.78%, (1M USD LIBOR + 0.38%), 08/25/35 (a)	1,645	1,642
Series 2005-5A-3, REMIC, 2.65%, (1M USD LIBOR + 0.50%), 11/25/35 (a)	54	53
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 4.60%, 05/25/33 (a)	216	209
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,181
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,585
Interest Only, Series 2017-XA-C34, REMIC, 0.96%, 11/18/52 (a)	46,353	2,437
Morgan Stanley Capital I Trust
Series 2014-B-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	490	498
Series 2014-B-150E, REMIC, 4.26%, 09/11/24 (b)	1,915	2,046
Series 2019-AS-H6, REMIC, 3.70%, 05/17/29	4,009	4,178
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 3.30%, (1M USD LIBOR + 0.90%), 07/25/32 (a)	306	306
MortgageIT Trust
Series 2005-A1-5, REMIC, 2.92%, (1M USD LIBOR + 0.52%), 12/25/35 (a)	2,682	2,648
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30 (b)	7,819	7,972
Series 2018-A-1A, REMIC, 4.01%, 08/20/30 (b)	1,924	1,985
MSCG Trust
Series 2018-F-SELF, 5.44%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (b)	5,349	5,356
Myers Park CLO Ltd
Series 2018-D-1A, 5.64%, (3M USD LIBOR + 3.00%), 10/20/30 (a) (b)	1,000	975
Navient Private Education Loan Trust
Series 2017-B-A, 3.91%, 09/15/25 (b)	8,000	8,233
Navient Student Loan Trust
Series 2017-A1-3X, 2.70%, (1M USD LIBOR + 0.30%), 03/25/20 (a) (b)	1,742	1,742
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 5.10%, (3M USD LIBOR + 2.50%), 01/18/28 (a) (b)	2,000	1,926
Neuberger Berman Loan Advisers LLC
Series 2018-D-27A, 5.20%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (b)	1,000	949
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 2.91%, (1M USD LIBOR + 0.77%), 09/25/35 (a)	1,077	1,073
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.71%, 08/25/35 (a)	568	567
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/27 (b)	4,132	4,227
Oak Hill Credit Partners
Series 2014-D-10RA, 5.74%, (3M USD LIBOR + 3.15%), 12/12/30 (a) (b)	2,000	1,965
	Shares/Par[1]	Value ($)
Octagon Investment Partners 15 Ltd
Series 2013-DR-1A, 6.29%, (3M USD LIBOR + 3.70%), 07/19/30 (a) (b)	2,500	2,476
Octagon Investment Partners 16 Ltd
Series 2013-DR-1A, 5.59%, (3M USD LIBOR + 3.00%), 07/17/30 (a) (b)	500	481
Octagon Investment Partners 21 Ltd
Series 2014-CRR-1A, 6.48%, (3M USD LIBOR + 3.80%), 02/17/32 (a) (b)	500	502
Octagon Investment Partners 29 Ltd
Series 2016-D-1A, 6.83%, (3M USD LIBOR + 4.25%), 01/24/28 (a) (b)	1,000	1,000
Octagon Investment Partners 30 Ltd
Series 2017-C-1A, 6.09%, (3M USD LIBOR + 3.50%), 03/17/30 (a) (b)	2,500	2,500
Octagon Investment Partners 31 Ltd
Series 2017-D-1A, 6.29%, 07/22/30 (b)	1,282	1,283
Octagon Investment Partners 33 Ltd
Series 2017-C-1A, 5.34%, (3M USD LIBOR + 2.75%), 01/21/31 (a) (b)	1,000	962
Series 2017-D-1A, 8.89%, (3M USD LIBOR + 6.30%), 01/21/31 (a) (b)	1,000	987
Octagon Investment Partners 34 Ltd
Series 2017-DD-1A, 5.09%, (3M USD LIBOR + 2.50%), 01/22/30 (a) (b)	1,000	942
Octagon Investment Partners 37 Ltd
Series 2018-C-2A, 5.43%, (3M USD LIBOR + 2.85%), 07/25/30 (a) (b)	1,000	958
OHA Credit Funding 1 LTD
Series 2018-D-1A, 5.64%, (3M USD LIBOR + 3.05%), 10/21/30 (a) (b)	1,000	980
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,987
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 3.17%, (1M USD LIBOR + 0.77%), 08/25/35 (a)	3,700	3,591
Series 2007-2A2-6, REMIC, 2.53%, (1M USD LIBOR + 0.13%), 07/25/37 (a)	913	664
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 2.87%, (1M USD LIBOR + 0.71%), 05/25/35 (a)	1,526	1,505
Series 2005-M1-WCW3, REMIC, 2.88%, (1M USD LIBOR + 0.72%), 08/25/35 (a)	841	840
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23 (b)	21,975	21,958
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 02/25/34 (a)	11	10
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 2.68%, (1M USD LIBOR + 0.25%), 02/26/37 (a) (b)	1,016	998
Renew Financial
Series 2017-A-2A, 3.22%, 09/22/53 (b)	7,614	7,784
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.93%, 01/25/36 (a)	6,560	5,883
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 3.38%, (1M USD LIBOR + 0.98%), 05/25/35 (a)	12,706	12,491
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 3.08%, (1M USD LIBOR + 0.68%), 02/25/35 (a)	2,003	1,974
Series 2006-AI3-KS9, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 09/25/36 (a)	2,872	2,805
Series 2006-1A3-EMX9, REMIC, 2.57%, (1M USD LIBOR + 0.17%), 09/25/36 (a)	2,279	2,100
Series 2006-A4-KS7, REMIC, 2.64%, (1M USD LIBOR + 0.24%), 09/25/36 (a)	1,745	1,722
Series 2007-A3-KS1, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 11/25/36 (a)	6,186	6,054
RR 4 Ltd
Series 2018-C-4A, 5.55%, (3M USD LIBOR + 2.75%), 04/15/30 (a) (b)	1,000	968
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 3.38%, (1M USD LIBOR + 0.98%), 03/25/35 (a)	182	182
Series 2007-A2A-HE1, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 12/25/36 (a)	250	87

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.15%, 10/13/48 (a)	32,288	3,103
SLM Student Loan Trust
Series 2008-A-9, 4.08%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	1,584	1,600
SMB Private Education Loan Trust
Series 2018-A2B-B, 3.11%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	3,500	3,473
Soundview Home Loan Trust
Series 2006-A1-WF2, REMIC, 2.53%, (1M USD LIBOR + 0.13%), 12/25/36 (a)	162	161
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24 (b)	2,866	2,937
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (b)	1,565	1,595
Steele Creek CLO Ltd
Series 2015-DR-1A, 5.20%, (3M USD LIBOR + 2.60%), 01/15/30 (a) (b)	2,000	1,907
Stichting Babson Euro CLO
Series 2015-DR-IA, 5.19%, (3M USD LIBOR + 2.60%), 01/20/31 (a) (b)	1,280	1,210
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 2.71%, (1M USD LIBOR + 0.62%), 01/25/36 (a)	2,133	2,019
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 2.89%, (1M USD LIBOR + 0.50%), 07/19/35 (a)	217	209
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 2.66%, (1M USD LIBOR + 0.26%), 03/25/37 (a)	569	394
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 3.05%, (1M USD LIBOR + 0.66%), 09/19/32 (a)	12	12
Symphony CLO XVI Ltd
Series 2015-DR-16A, 5.65%, (3M USD LIBOR + 3.05%), 10/15/31 (a) (b)	1,000	980
Symphony CLO XVII Ltd
Series 2016-DR-17A, 5.25%, 04/17/28 (b)	1,000	983
Taconic Park CLO Ltd
Series 2016-C-1A, 6.64%, (3M USD LIBOR + 4.05%), 01/20/29 (a) (b)	2,000	2,000
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23 (b)	3,750	3,737
Series 2014-A-1A, 3.51%, 02/20/24 (b)	2,470	2,505
Thayer Park CLO Ltd
Series 2017-C-1A, 6.29%, (3M USD LIBOR + 3.70%), 04/20/29 (a) (b)	1,000	1,000
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 8.15%, 10/15/27 (b)	2,000	1,964
Series 2016-DR-1A, 5.45%, (3M USD LIBOR + 2.85%), 07/17/28 (a) (b)	1,000	982
Series 2018-1, 5.50%, (3M USD LIBOR + 2.90%), 07/15/30 (a) (b)	1,500	1,431
Series 2018-D-2A, 5.60%, (3M USD LIBOR + 3.00%), 07/15/30 (a) (b)	2,000	1,921
Series 2018-1, 8.10%, (3M USD LIBOR + 5.50%), 07/15/30 (a) (b)	500	456
Series 2014-DR-2A, 5.50%, (3M USD LIBOR + 2.90%), 01/15/31 (a) (b)	1,000	968
Series 2014-ER-2A, 8.35%, (3M USD LIBOR + 5.75%), 01/15/31 (a) (b)	1,000	903
Series 2014-DRR-1A, 5.60%, (3M USD LIBOR + 3.00%), 07/18/31 (a) (b)	1,000	961
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (b) (n)	4,530	4,679
Triton Container Finance VI LLC
Series 2018-A-2A, 4.19%, 06/20/28 (b)	1,817	1,863
Series 2018-A-1A, 3.95%, 03/20/43 (b)	4,417	4,564
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	108	116
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	1	1
Series 2003-1-20I, 5.13%, 09/01/23	4	4
Series 2004-1-20F, 5.52%, 06/01/24	69	72
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.60%, 10/15/27 (a)	3,298	3,469
	Shares/Par[1]	Value ($)
Series 2018-C-C8, 4.86%, 02/17/28 (a)	3,776	4,010
Series 2017-C-C5, REMIC, 4.46%, 11/17/27 (a)	5,169	5,382
Series 2017-C-C6, REMIC, 4.60%, 12/17/27 (a)	3,866	4,068
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	3,658	3,925
Interest Only, Series 2017-XA-C4, REMIC, 1.25%, 10/17/50 (a)	36,038	2,547
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (b)	6,913	7,102
VB-S1 Issuer, LLC
Series 2016-D-1A, 4.46%, 06/15/21 (b)	2,000	2,027
Series 2018-C-1A, 3.41%, 02/15/23 (b)	2,000	2,017
Voya CLO Ltd
Series 2014-CR2-1A, 5.40%, (3M USD LIBOR + 2.80%), 04/18/31 (a) (b)	1,000	962
Series 2018-D-2A, 5.35%, (3M USD LIBOR + 2.75%), 07/15/31 (a) (b)	1,000	957
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 2.96%, (1M USD LIBOR + 0.56%), 09/25/34 (a)	198	185
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 4.25%, 01/25/36 (a)	388	389
Series 2006-3A3-AR8, REMIC, 3.75%, 08/25/36 (a)	1,958	1,816
Series 2007-3A3-HY1, REMIC, 3.90%, 02/25/37 (a)	1,873	1,771
Series 2007-4A1-HY1, REMIC, 4.08%, 02/25/37 (a)	166	152
Series 2007-2A3-HY7, REMIC, 3.60%, 07/25/37 (a)	277	248
Series 2002-1A-AR17, REMIC, 3.70%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (a)	32	31
Series 2005-A1A1-AR13, REMIC, 2.69%, (1M USD LIBOR + 0.58%), 10/25/45 (a)	57	57
Series 2006-1A-AR9, REMIC, 3.33%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (a)	2,307	1,984
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 4.39%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 3.90%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (a)	51	50
Wells Fargo & Company
Interest Only, Series 2015-XA-C28, REMIC, 0.80%, 05/15/48 (a)	88,030	2,634
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C41, 4.19%, 11/17/27 (a)	5,073	5,340
Series 2017-C-C41, 4.66%, 11/17/27 (a)	6,601	6,961
Series 2019-AS-C51, 3.58%, 06/15/29	670	697
Series 2019-B-C51, 3.84%, 06/15/29	670	694
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,569
Series 2018-D-BXI, REMIC, 3.95%, (1M USD LIBOR + 1.56%), 12/16/19 (a) (b)	3,771	3,752
Series 2012-C-LC5, REMIC, 4.69%, 09/16/22 (a)	2,195	2,310
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	859
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	3,406
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	3,358
Interest Only, Series 2018-XA-C43, REMIC, 0.86%, 03/17/51 (a)	74,712	3,717
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A1-CC, REMIC, 4.99%, 01/25/35 (a)	90	91
Series 2006-2A1-AR2, REMIC, 4.99%, 03/25/36 (a)	331	329
Series 2006-2A5-AR2, REMIC, 4.99%, 03/25/36 (a)	901	860
Series 2006-2A1-AR8, REMIC, 4.86%, 04/25/36 (a)	615	612
Series 2006-1A1-AR10, REMIC, 5.01%, 07/25/36 (a)	2,032	2,017
WhiteHorse VIII Ltd
Series 2014-AR-1A, 3.48%, 05/01/26 (b)	5,706	5,701

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

96

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Wind River CLO Ltd
Series 2018-D-3A, 5.78%, (3M USD LIBOR + 2.95%), 01/21/31 (a) (b)	1,000	966
Total Non-U.S. Government Agency Asset-Backed Securities (cost $763,006)		787,486
SENIOR LOAN INTERESTS 4.0%
Information Technology 0.7%
Access CIG, LLC
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 02/14/25 (a)	860	854
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	140	136
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	22	21
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (a)	223	221
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.33%, (3M LIBOR + 3.00%), 09/06/24 (a)	580	574
Ascend Learning, LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 06/29/24 (a)	451	444
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (a)	721	689
Banff Merger Sub Inc
2018 USD Term Loan B, 6.58%, (3M LIBOR + 4.25%), 06/30/25 (a)	376	355
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (a)	874	867
Bright Bidco B.V.
2018 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 06/28/24 (a)	365	257
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 06/28/24 (a)	176	124
Colorado Buyer Inc
Term Loan B, 5.42%, (1M LIBOR + 3.00%), 03/15/24 (a)	739	685
2nd Lien Term Loan, 9.67%, (3M LIBOR + 7.25%), 05/01/25 (a)	99	86
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (a)	715	712
Cvent, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/30/24 (a)	1,153	1,138
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (a)	1,450	1,442
Dun & Bradstreet Corporation (The)
Term Loan, 7.40%, (6M LIBOR + 5.00%), 02/06/26 (a)	575	575
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (a)	307	306
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (a)	731	709
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (a)	865	864
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (a)	191	175
Flexera Software LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 01/24/25 (a)	891	887
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (a)	542	542
Hyland Software, Inc.
2018 Term Loan 3, 5.69%, (3M LIBOR + 3.25%), 07/01/24 (a)	1,098	1,089
2017 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 05/24/25 (a)	143	144
	Shares/Par[1]	Value ($)
Informatica LLC
2018 USD Term Loan, 5.69%, (3M LIBOR + 3.25%), 08/06/22 (a)	887	888
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (a)	364	363
KBR, Inc.
Term Loan B, 6.15%, (3M LIBOR + 3.75%), 03/29/25 (a)	789	789
Kronos Incorporated
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (a)	579	578
Mitchell International, Inc.
2017 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 11/21/24 (a)	1,250	1,191
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 07/13/25 (a)	878	837
Plantronics Inc
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 06/01/25 (a)	661	656
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (a)	677	655
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	379	370
Renaissance Holding Corp.
Term Loan, 5.73%, (3M LIBOR + 3.25%), 05/21/25 (a)	1,175	1,138
Sirius Computer Solutions, Inc.
Term Loan, 6.65%, (3M LIBOR + 4.25%), 10/30/22 (a)	858	861
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (a)	874	871
SS&C Technologies Inc.
2018 Term Loan B5, 4.65%, (3M LIBOR + 2.25%), 04/16/25 (a)	610	608
Ultimate Software Group Inc(The)
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 04/08/26 (a)	255	255
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (a)	306	296
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (a)	754	724
		24,976
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	1,446	1,434
A-L Parent LLC
2016 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 12/01/23 (a)	75	75
Allied Universal Holdco LLC
2015 Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (a) (p)	120	120
Term Loan, 6.15%, (3M LIBOR + 3.75%), 07/28/22 (a)	900	898
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (p)	39	39
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (p)	396	394
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (a)	866	862
American Tire Distributors Holdings, Inc.
Term Loan, 9.98%, (1M LIBOR + 7.50%), 10/01/21 (a)	475	444
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (a)	565	563
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (a)	154	147

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

97

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (a)	413	410
Cengage Learning, Inc.
2016 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 06/07/23 (a)	778	745
ClubCorp Holdings, Inc.
2017 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 08/16/24 (a)	764	707
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (a)	823	809
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (a)	389	380
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (1M LIBOR + 3.00%), 03/08/24 (a)	577	575
ESH Hospitality, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (a) (p)	70	70
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/30/23 (a)	279	278
Explorer Holdings, Inc.
2016 Term Loan B, 6.08%, (3M LIBOR + 3.75%), 05/02/23 (a)	360	358
FrontDoor Inc
2018 Term Loan B, 4.94%, (3M LIBOR + 2.50%), 08/16/25 (a)	295	295
Garda World Security Corporation
Term Loan, 6.02%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,446	1,434
Getty Images, Inc.
2019 1st Lien Term Loan, 6.90%, (3M LIBOR + 4.50%), 02/13/26 (a)	289	287
GOBP Holdings, Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 10/22/25 (a)	539	539
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (a)	885	866
IAA, Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 05/22/26 (a) (p)	135	135
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (a)	873	861
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (a) (p)	140	138
Jo-Ann Stores, Inc.
Term Loan, 7.59%, (3M LIBOR + 5.00%), 09/29/23 (a)	719	645
Life Time Fitness Inc
2017 Term Loan B, 5.27%, (3M LIBOR + 2.75%), 06/22/22 (a)	577	574
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (a)	270	268
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 03/15/25 (a)	957	936
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 05/08/26 (a)	219	218
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (a)	170	170
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/15/25 (a)	135	134
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (a)	513	499
Playa Resorts Holding B.V.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/07/24 (a)	784	750
	Shares/Par[1]	Value ($)
Rentpath, Inc.
Term Loan, 7.16%, (3M LIBOR + 4.75%), 12/17/21 (a)	566	324
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (a)	112	111
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (a)	467	459
SIWF Holdings Inc.
1st Lien Term Loan, 6.65%, (3M LIBOR + 4.25%), 05/25/25 (a)	724	716
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (a)	465	465
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (a)	590	566
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (a)	299	299
Tenneco, Inc.
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/01/25 (a)	190	175
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/23/26 (a)	264	264
		21,436
Industrials 0.6%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	77	77
Achilles Acquisition LLC
2018 Term Loan, 6.50%, (3M LIBOR + 4.00%), 10/02/25 (a)	294	294
American Airlines, Inc.
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (a)	225	221
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (a)	172	166
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (a)	85	82
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	111	107
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (a)	362	361
2019 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/01/25 (a) (p)	44	44
Comet Acquisition, Inc.
Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/23/25 (a)	129	127
Compass Power Generation LLC
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 12/20/24 (a)	1,149	1,149
CPM Holdings, Inc.
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 10/25/25 (a)	129	128
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	143	144
EAB Global, Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/15/22 (a) (i)	2	2
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (a) (i)	876	867
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.83%, (1M LIBOR + 3.50%), 11/16/24 (a)	1,155	1,151
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (a)	795	793
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (a)	1,176	1,168
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 08/16/23 (a)	689	670

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

98

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
KAR Auction Services, Inc.
Term Loan B5, 4.88%, (3M LIBOR + 2.50%), 03/06/23 (a)	54	54
Kenan Advantage Group, Inc.
Term Loan, 5.40%, (1M LIBOR + 3.00%), 07/22/22 (a)	543	523
Milacron LLC
Amended Term Loan B, 4.90%, (3M LIBOR + 2.50%), 09/23/23 (a)	1,178	1,146
Minotaur Acquisition, Inc.
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 02/27/26 (a)	1,078	1,058
Monitronics International Inc.
Term Loan B2, 9.83%, (3M LIBOR + 7.50%), 09/30/22 (a)	246	233
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (a)	1,333	1,293
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (a)	724	718
Pike Corporation
2018 Term Loan B, 5.91%, (3M LIBOR + 3.50%), 03/13/25 (a)	570	570
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (a)	582	573
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	953	946
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/11/25 (a)	364	361
Southern Graphics, Inc.
2018 Term Loan B, 5.73%, (1M LIBOR + 3.25%), 12/31/22 (a)	533	442
Syncreon Global Finance (US) Inc.
Term Loan B, 6.83%, (3M LIBOR + 4.25%), 10/28/20 (a)	507	286
Tamko Building Products, Inc
Term Loan B, 5.69%, (3M LIBOR + 3.25%), 05/15/26 (a)	195	194
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (a)	748	745
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (a)	463	441
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (a)	767	752
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	738	720
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	228	227
2017 Term Loan B, 5.69%, (3M LIBOR + 3.00%), 12/09/23 (a)	139	138
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/22/26 (a)	171	171
WP CPP Holdings, LLC
Term Loan, 6.33%, (3M LIBOR + 3.75%), 04/30/25 (a)	864	862
		20,004
Health Care 0.5%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.90%, (3M LIBOR + 2.50%), 02/16/23 (a)	313	312
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (a)	310	309
Air Methods Corporation
2017 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 04/12/24 (a)	711	574
	Shares/Par[1]	Value ($)
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (a)	1	1
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (a)	589	587
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (a)	685	685
Bausch Health Companies Inc.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 11/26/25 (a)	506	503
Catalent Pharma Solutions Inc.
Term Loan B2, 4.65%, (3M LIBOR + 2.25%), 05/10/26 (a)	574	573
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	868	860
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	871	865
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (a)	447	446
CVS Holdings I, LP
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/01/25 (a)	451	451
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 05/09/25 (a)	583	576
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (a)	1,418	1,416
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (a) (p)	100	100
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (a)	1,062	1,062
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 06/21/26 (a)	365	369
Global Medical Response, Inc.
2018 Term Loan B1, 5.64%, (3M LIBOR + 3.25%), 04/28/22 (a)	606	570
HC Group Holdings II, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 05/22/26 (a) (p)	535	533
IQVIA Inc.
2017 USD Term Loan B2, 4.33%, (1M LIBOR + 2.00%), 01/17/25 (a)	547	546
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (a)	577	573
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 06/21/25 (a)	600	591
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (a)	562	537
Parexel International Corporation
Term Loan B, 5.15%, (3M LIBOR + 2.75%), 08/06/24 (a)	562	538
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (a) (p)	80	80
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (a)	555	554
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	520	519
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (a)	1,083	1,077
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (a)	1,030	1,027
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (a) (p)	190	186

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

99

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (a)	191	190
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (a)	1,139	1,138
Vizient, Inc.
2019 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/17/26 (a)	115	115
Wink Holdco, Inc
1st Lien Term Loan B, 5.40%, (3M LIBOR + 3.00%), 11/02/24 (a)	296	288
		18,751
Financials 0.5%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (a)	1,356	1,348
Alera Group Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 07/26/25 (a)	283	282
AlixPartners, LLP
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/28/24 (a)	389	388
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (a)	443	433
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (a)	1,439	1,423
Asurion LLC
2018 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 11/03/23 (a)	575	573
2017 2nd Lien Term Loan, 8.90%, (3M LIBOR + 6.50%), 08/04/25 (a)	400	405
BCP Renaissance Parent LLC
2017 Term Loan B, 6.08%, (3M LIBOR + 3.50%), 09/20/24 (a)	722	719
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (a)	580	581
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (a)	1,375	1,366
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.25%), 10/04/24 (a)	1,024	1,002
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (a)	815	788
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/26/25 (a) (p)	310	309
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (a)	119	119
2018 2nd Lien Term Loan, 9.14%, (3M LIBOR + 6.75%), 06/26/26 (a)	85	85
Gulf Finance, LLC
Term Loan B, 7.58%, (3M LIBOR + 5.25%), 08/25/23 (a)	332	270
Term Loan B, 7.69%, (3M LIBOR + 5.25%), 08/25/23 (a)	558	454
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (a)	443	428
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (a)	225	223
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 04/04/25 (a)	442	434
RPI Finance Trust
Term Loan B6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (a) (p)	160	160
Term Loan B6, 4.40%, (3M LIBOR + 2.00%), 03/13/23 (a)	197	197
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (a)	583	574
	Shares/Par[1]	Value ($)
Solera, LLC
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (a)	883	876
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (a)	865	846
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.54%, (3M LIBOR + 5.00%), 03/18/26 (a)	345	324
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (a)	1,169	1,166
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (a) (p)	210	210
		15,983
Communication Services 0.4%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.66%, (3M LIBOR + 3.25%), 05/10/25 (a)	350	345
Cincinnati Bell, Inc.
Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/02/24 (a)	719	714
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (a)	175	172
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (a)	460	460
Digicel International Finance Limited
2017 Term Loan B, 5.78%, (3M LIBOR + 3.25%), 05/27/24 (a)	322	279
E.W. Scripps Company (The)
Incremental Term Loan B1, 5.15%, (3M LIBOR + 2.75%), 04/04/26 (a) (i)	429	428
Entercom Media Corp.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 11/18/24 (a)	384	384
GoodRx, Inc.
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (a)	694	687
Gray Television, Inc.
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (a)	828	827
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.65%, (3M LIBOR + 3.25%), 12/01/23 (a)	870	860
GTT Communications, Inc.
2018 USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/27/25 (a)	931	832
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (a) (p)	295	295
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (a)	1,455	1,439
Meredith Corporation
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (a)	269	269
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (p)	560	558
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (a)	843	779
Speedcast International Limited
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/03/25 (a)	437	430
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (a)	888	873
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	594	586
Uber Technologies
2018 Term Loan, 6.41%, (3M LIBOR + 4.00%), 04/04/25 (a)	878	878

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Virgin Media Bristol LLC
USD Term Loan K, 0.00%, (3M LIBOR + 2.50%), 02/10/26 (a) (p)	145	144
		12,239
Materials 0.3%
Aleris International, Inc.
Term Loan, 7.15%, (3M LIBOR + 4.75%), 04/15/23 (a)	688	688
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (a)	557	559
Berry Global, Inc.
Term Loan Q, 4.41%, (3M LIBOR + 2.00%), 10/01/22 (a)	75	75
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (a) (p)	680	675
Charter NEX US, Inc.
Incremental Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/16/24 (a)	115	114
Forterra Finance, LLC
2017 Term Loan B, 5.40%, (1M LIBOR + 3.00%), 10/25/23 (a)	614	566
GrafTech Finance, Inc.
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 02/01/25 (a)	708	694
Hexion Inc
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (a) (p)	215	215
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (a)	493	436
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (a)	550	542
Phoenix Services International, LLC
Term Loan, 6.16%, (3M LIBOR + 3.75%), 01/29/25 (a)	459	453
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (a)	4	4
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (a)	141	139
Pro Mach Group, Inc.
2018 Term Loan B, 5.14%, (3M LIBOR + 2.75%), 03/07/25 (a)	692	666
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (a)	1,181	1,170
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (a)	864	852
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (a)	2	2
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (a)	871	856
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 10/20/24 (a)	613	605
2017 1st Lien Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/20/24 (a)	527	519
		9,830
Energy 0.2%
Brazos Delaware II, LLC
Term Loan B, 6.38%, (3M LIBOR + 4.00%), 05/16/25 (a)	906	850
Calpine Corporation
Term Loan B9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (a) (p)	480	479
Covia Holdings Corporation
Term Loan, 6.60%, (3M LIBOR + 4.00%), 05/17/25 (a)	425	342
EG America LLC
2018 USD Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	77	76
Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	581	570
	Shares/Par[1]	Value ($)
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (a)	217	213
ExGen Renewables IV, LLC
Term Loan B, 5.53%, (1M LIBOR + 3.00%), 11/15/24 (a)	121	116
Foresight Energy, LLC
2017 1st Lien Term Loan, 8.27%, (1M LIBOR + 5.75%), 03/16/22 (a)	1,096	890
Frontera Generation Holdings LLC
2018 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 04/25/25 (a)	876	852
Gavilan Resources, LLC
2nd Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 02/24/24 (a) (i)	185	94
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (a)	905	899
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (a)	913	869
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (a) (i)	748	705
Prairie ECI Acquiror LP
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 03/07/26 (a)	289	290
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (a)	362	358
U.S. Silica Company
2018 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 04/12/25 (a)	14	13
Ultra Resources, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 04/14/24 (a)	341	259
		7,875
Consumer Staples 0.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (a)	80	80
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (a)	966	966
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (a)	926	917
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.59%, (1M LIBOR + 4.00%), 07/22/20 (a) (i)	907	859
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 04/27/26 (a) (p)	220	219
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (a)	499	498
KIK Custom Products, Inc.
2015 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 08/26/22 (a)	923	868
		4,407
Utilities 0.1%
Calpine Corporation
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (a)	95	95
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (a) (p)	140	140
Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/29/25 (a)	638	636
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/05/25 (a)	438	436
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 10/05/26 (a)	90	89
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (a)	709	708

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (a)	277	277
		2,381
Real Estate 0.0%
Forest City Enterprises, L.P.
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/24/25 (a)	527	529
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (a)	518	514
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (a)	525	518
		1,561
Total Senior Loan Interests (cost $142,751)		139,443
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (g) (i) (q) (r)	128	—
T-Mobile USA, Inc. (g) (i) (q) (r)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.5%
Treasury Securities 3.7%
U.S. Treasury Bill
2.50%, 07/11/19 (d) (s)	26,700	26,681
2.33%, 07/30/19 (s)	3,450	3,444
2.48%, 09/05/19 (s)	48,600	48,413
2.53%, 11/07/19 (s)	51,770	51,388
		129,926
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (t) (u)	47,159	47,159
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (t) (u)	17,494	17,494
Total Short Term Investments (cost $194,483)		194,579
Total Investments 100.7% (cost $3,464,060)		3,551,050
Other Assets and Liabilities, Net (0.7)%		(26,166)
Total Net Assets 100.0%		3,524,884

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $727,163 and 20.6%, respectively.

(c)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)   All or a portion of the security was on loan.

(e)   Treasury inflation indexed note, par amount is adjusted for inflation.

(f)  Perpetual security. Next contractual call date presented, if applicable.

(g)  Non-income producing security.

(h)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(j)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

Shares/Par[1]	Value ($)

(l)  Convertible security.

(m)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(n)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(o)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(q)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s)   The coupon rate represents the yield to maturity.

(t)   Investment in affiliate.

(u)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 91.6%
Brazil 14.4%
Banco BTG Pactual S.A.
8.75%, (callable at 100 beginning 09/18/19) (a)	200	201
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a)	9,900	9,368
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	7,700	8,043
Cimpor Financial Operations B.V.
5.75%, 07/17/24	2,300	2,014
Cosan Overseas Limited
8.25%, (callable at 100 beginning 11/05/19) (a)	2,500	2,575
CSN Islands XII Corp
7.00%, (callable at 100 beginning 09/23/19) (a)	1,850	1,656
CSN Resources S.A.
7.63%, 02/13/23	2,800	2,964
7.63%, 04/17/26 (b) (c)	3,400	3,598
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23	4,000	4,080
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (a) (c)	1,900	1,934
6.50%, (callable at 100 beginning 03/19/23) (a)	5,000	5,133
JBS Investments GmbH
7.25%, 04/03/24	1,500	1,551
JSL Europe SA
7.75%, 07/26/24	5,650	5,788
Marb Bondco PLC
7.00%, 03/15/24 (b)	800	832
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c)	3,600	3,736
6.88%, 01/19/25	3,700	3,840
Minerva Luxembourg S.A.
6.50%, 09/20/26	5,800	5,996
5.88%, 01/19/28	3,700	3,700
NBM US Holdings Inc
7.00%, 05/14/26 (b)	700	736
Petrobras Global Finance B.V.
5.75%, 02/01/29	8,000	8,350
6.90%, 03/19/49	750	799
Votorantim Cimentos S.A.
7.25%, 04/05/41	1,300	1,549
		78,443

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Mexico 12.3%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a)	1,800	1,830
7.63%, (callable at 100 beginning 01/06/28) (a)	6,800	6,958
5.75%, 10/04/31 (d)	2,200	2,140
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (b)	3,700	3,924
BBVA Bancomer, S.A.
5.35%, 11/12/29	700	690
5.13%, 01/18/33	10,700	10,215
Cometa Energia SA de CV
6.38%, 04/24/35	10,501	10,817
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (e)	3,950	3,994
9.50%, 02/07/26 (b)	3,200	3,527
Fresnillo PLC
5.50%, 11/13/23	3,300	3,585
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a)	2,500	2,627
Grupo Idesa, S.A. de C.V.
7.88%, 12/18/20	1,400	1,047
Mexichem S.A.B. de C.V.
5.88%, 09/17/44 (c)	1,100	1,150
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32	3,614	3,896
Petroleos Mexicanos
6.50%, 06/02/41	2,700	2,395
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a)	8,350	7,651
7.38%, 02/12/26	600	581
		67,027
India 8.6%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22	3,000	3,062
Bharti Airtel Limited
4.38%, 06/10/25	8,000	8,070
Indian Oil Corpn. Limited
5.63%, 08/02/21	500	527
5.75%, 08/01/23	8,300	9,089
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26	10,000	10,076
UPL Corporation Limited
3.25%, 10/13/21	6,000	6,015
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	2,200	2,232
Vedanta Resources Limited
7.13%, 05/31/23	2,000	1,976
6.13%, 08/09/24	6,500	5,980
		47,027
Colombia 8.6%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25	1,000	1,052
Banco GNB Sudameris S.A.
6.50%, 04/03/27	800	842
Bancolombia SA
4.88%, 10/18/27	3,850	3,946
Canacol Energy Ltd.
7.25%, 05/03/25	7,600	7,875
7.25%, 05/03/25 (b)	800	833
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (a)	1,300	1,349
Ecopetrol S.A.
5.88%, 09/18/23	1,000	1,108
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35	1,000	1,092
Geopark Limited
6.50%, 09/21/24	7,000	7,157
Gilex Holding SARL
8.50%, 05/02/23	800	848
8.50%, 05/02/23 (b)	2,200	2,332
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25	6,400	5,976
	Shares/Par[1]	Value ($)
6.25%, 02/15/25 (b)	300	279
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22	200	206
Millicom International Cellular SA
6.00%, 03/15/25	1,995	2,062
6.63%, 10/15/26 (b)	600	655
6.63%, 10/15/26	200	218
5.13%, 01/15/28	3,200	3,228
6.25%, 03/25/29 (b)	3,000	3,223
Oleoducto Central S.A.
4.00%, 05/07/21	200	204
SURA Asset Management SA
4.88%, 04/17/24	2,300	2,435
		46,920
Chile 7.2%
AES Gener S.A.
5.00%, 07/14/25	200	207
7.13%, 03/26/79 (b) (c)	4,300	4,594
7.13%, 03/26/79	1,400	1,496
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (b)	3,400	3,590
Embotelladora Andina S.A
5.00%, 10/01/23	2,500	2,676
Empresa Electrica Angamos S.A
4.88%, 05/25/29	869	901
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25	4,000	3,743
Empresa Nacional de Telecomunicaciones S.A.
4.75%, 08/01/26	3,000	3,150
LATAM Airlines Group S.A.
6.00%, 12/15/20	662	670
7.00%, 03/01/26 (b)	2,900	3,031
LATAM Finance Limited
6.88%, 04/11/24	2,300	2,386
S.A.C.I. Falabella
3.75%, 04/30/23	5,600	5,762
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25	369	387
Transelec S.A.
4.63%, 07/26/23	795	842
VTR GlobalCom S.p.A.
6.88%, 01/15/24	4,790	4,949
6.88%, 01/15/24 (b)	898	928
		39,312
Argentina 5.3%
Adecoagro S.A.
6.00%, 09/21/27	1,300	1,241
Banco Macro S.A.
6.75%, 11/04/26 (d)	4,800	4,123
6.75%, 11/04/26 (b)	1,000	861
Pampa Energia S.A.
7.50%, 01/24/27	8,750	8,072
Stoneway Capital Corporation
10.00%, 03/01/27	4,998	4,704
Tecila Sociedad Anonima
8.50%, 07/28/25	7,196	7,151
6.95%, 07/21/27	3,000	2,722
		28,874
Singapore 4.7%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27	7,000	7,296
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a)	10,400	10,361
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	7,600	7,429
3.50%, 09/16/26 (d)	500	506
		25,592
United States of America 4.3%
Andina Acquisition Corporation
8.20%, 01/31/22	600	635
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	6,497
5.45%, 03/15/43	4,000	3,664

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JBS Investments II GmbH
7.00%, 01/15/26 (b)	1,900	2,053
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (a)	1,850	1,797
Reliance Holding USA, Inc.
5.40%, 02/14/22	8,500	9,018
		23,664
Panama 3.8%
Banco General, S.A.
4.13%, 08/07/27	800	809
Banistmo S.A.
3.65%, 09/19/22 (b)	1,600	1,605
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (b)	2,700	2,945
Ena Norte SA
4.95%, 04/25/23	6,176	6,346
Global Bank Corporation
4.50%, 10/20/21	6,800	6,988
4.50%, 10/20/21 (b)	200	206
5.25%, 04/16/29 (b) (c)	1,900	1,982
		20,881
Indonesia 3.2%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	4,400	5,021
Minejesa Capital B.V.
4.63%, 08/10/30	3,850	3,895
5.63%, 08/10/37	2,900	3,043
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33	5,317	5,391
6.75%, 04/24/33 (b)	192	194
		17,544
Peru 2.7%
Inkia Energy Limited
5.88%, 11/09/27	6,000	6,120
Nexa Resources S.A.
5.38%, 05/04/27	1,000	1,047
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	2,100	2,122
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28	4,900	5,127
		14,416
Malaysia 2.5%
Gohl Capital Limited
4.25%, 01/24/27	10,500	10,810
Malayan Banking Berhad
3.91%, 10/29/26 (d)	3,000	3,043
		13,853
Ireland 2.2%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (b)	3,000	3,140
6.88%, 09/15/27	8,500	8,755
		11,895
Cayman Islands 1.7%
Sparc EM SPC
0.00%, 12/05/22 (b) (f)	4,698	4,437
SPARC Limited
0.00%, 12/05/22 (f)	5,125	4,840
		9,277
China 1.6%
CNOOC Limited
3.50%, 05/05/25	3,000	3,095
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (b)	5,500	5,683
		8,778
Netherlands 1.6%
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	4,800	5,040
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,789
	Shares/Par[1]	Value ($)
Premier Health Group Inc.
7.95%, 05/11/26 (b)	1,500	1,628
		8,457
Dominican Republic 1.5%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	2,244	2,306
ELM Park CLO Designated Activity Company
7.95%, 05/11/26	5,400	5,852
		8,158
Switzerland 1.4%
Syngenta Finance N.V.
5.68%, 04/24/48 (e)	7,462	7,416
5.68%, 04/24/48 (b)	388	388
		7,804
Guatemala 1.0%
Comcel Trust
6.88%, 02/06/24	2,700	2,795
Energuate Trust
5.88%, 05/03/27	1,000	1,019
Industrial Senior Trust
5.50%, 11/01/22	800	814
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (b)	800	818
		5,446
Hong Kong 0.9%
CK Hutchison International (17) Limited
3.50%, 04/05/27	1,600	1,648
3.50%, 04/05/27 (b)	3,000	3,092
		4,740
Spain 0.7%
AI Candelaria (Spain) SL.
7.50%, 12/15/28	2,688	2,945
7.50%, 12/15/28 (b)	550	603
		3,548
Philippines 0.4%
BDO Unibank, Inc.
2.95%, 03/06/23	2,000	2,003
Israel 0.3%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (b)	600	621
5.41%, 12/30/25 (b)	1,095	1,136
		1,757
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (b)	1,200	1,247
Thailand 0.2%
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (a) (c)	1,200	1,212
Jamaica 0.2%
Digicel Group Limited
2.00%, 04/01/24 (g) (h) (i)	5,021	1,130
Costa Rica 0.1%
Banco Nacional de Costa Rica
5.88%, 04/25/21	736	751
Total Corporate Bonds And Notes (cost $483,079)		499,756
GOVERNMENT AND AGENCY OBLIGATIONS 6.7%
Argentina 2.9%
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27	8,400	6,163
Presidencia De La Nacion
6.88%, 01/26/27	7,200	5,706
5.88%, 01/11/28	3,000	2,261
6.63%, 07/06/28	2,250	1,735
		15,865
Indonesia 2.3%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.75%, 03/01/23	1,000	1,029
4.15%, 03/29/27	1,000	1,046

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

104

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.15%, 03/29/27 (b)	9,900	10,358
		12,433
Mexico 0.5%
Gobierno Federal de los Estados Unidos Mexicanos
4.15%, 03/28/27	2,000	2,092
3.75%, 01/11/28	900	916
		3,008
Costa Rica 0.4%
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20	1,930	2,043
Colombia 0.3%
Presidencia de la Republica de Colombia
4.50%, 03/15/29	700	765
5.20%, 05/15/49	600	681
		1,446
Panama 0.2%
Government of the Republic of Panama
4.00%, 09/22/24	1,000	1,064
Dominican Republic 0.1%
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (b) (c)	750	783
Total Government And Agency Obligations (cost $39,944)		36,642
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (j) (k)	8,985	8,985
Total Short Term Investments (cost $8,985)		8,985
Total Investments 100.0% (cost $532,008)		545,383
Other Assets and Liabilities, Net (0.0)%		(28)
Total Net Assets 100.0%		545,355

(a)  Perpetual security. Next contractual call date presented, if applicable.

(b)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $91,158 and 16.7%, respectively.

(c)  All or a portion of the security was on loan.

(d)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(j)  Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 45.9%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 4.84%, (1M USD LIBOR + 2.45%), 06/15/20 (a) (b)	2,913	2,907
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a) (b)	4,674	4,663
Allegro CLO VII Ltd
Series 2018-A-1A, 3.70%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,981
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,336	1,174
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,164	996
Americold LLC
Series 2010-C-ARTA, REMIC, 6.81%, 01/14/21 (b)	410	437
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.87%, 07/15/30 (b)	3,000	2,996
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 0.00%, (3M USD LIBOR + 1.37%), 07/15/32 (a) (b)	7,500	7,500
Anchorage Capital CLO Ltd
Series 2014-A-5RA, 3.59%, (3M USD LIBOR + 0.99%), 01/15/30 (a) (b)	1,000	995
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	2,619	2,627
ArrowMark Colorado Holdings
Series 2018-A1-9A, 3.72%, (3M USD LIBOR + 1.12%), 07/15/31 (a) (b)	6,000	5,933
Assurant CLO III LTD
Series 2018-A-2A, 3.82%, (3M USD LIBOR + 1.23%), 10/20/31 (a) (b)	4,000	3,983
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 3.36%, (3M USD LIBOR + 0.83%), 11/17/27 (a) (b)	4,000	3,988
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.69%, (3M USD LIBOR + 1.09%), 01/15/31 (a) (b)	1,000	988
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.45%, (1M USD LIBOR + 3.05%), 12/16/19 (a) (b)	1,692	1,705
Series 2018-D-ATRM, 4.69%, (1M USD LIBOR + 2.30%), 06/15/21 (a) (b)	1,232	1,235
Series 2018-E-ATRM, REMIC, 5.79%, (1M USD LIBOR + 3.40%), 06/15/21 (a) (b)	2,913	2,927
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20 (b)	1,199	1,202
Avery Point VI CLO Ltd
Series 2015-AR-6A, 3.62%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	2,000
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	880	878
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	796	824
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 4.15%, 05/20/36 (a)	3,526	3,473
Bank
Interest Only, Series 2017-XA-BNK4, REMIC, 1.60%, 05/17/50 (a)	15,999	1,296
Bayview Opportunity Master Fund IIIb Trust
Series 2018-A1-RN7, REMIC, 4.26%, 08/28/23 (b) (c)	3,265	3,289
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (b) (c) (d)	3,400	3,400
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (a) (b)	331	330
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (a) (b)	377	377
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (a) (b)	759	760
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (a) (b)	756	757
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (a)	22,558	1,994

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
BBCMS Trust
Series 2015-D-STP, REMIC, 4.43%, 09/10/20 (a) (b)	425	428
Series 2018-D-CBM, REMIC, 4.79%, (1M USD LIBOR + 2.39%), 07/15/20 (a) (b)	2,753	2,760
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (a) (b)	2,669	2,670
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/05/20 (a) (e) (f)	3,283	3,157
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.65%, 07/25/36 (a)	4,880	4,757
Bellemeade Re Ltd
Series 2019-M1A-2A, 3.40%, (1M USD LIBOR + 1.00%), 04/25/29 (a) (b)	5,000	5,003
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.84%, (3M USD LIBOR + 1.25%), 07/20/29 (a) (b)	2,000	2,000
BHMS
Series 2018-C-ATLS, REMIC, 4.29%, (1M USD LIBOR + 1.90%), 07/15/20 (a) (b)	3,131	3,131
Birch Grove CLO Ltd
Series A-19A, 4.05%, (3M USD LIBOR + 1.49%), 06/16/31 (a) (b)	2,500	2,500
Braemar Hotels & Resorts Trust
Series 2018-F-PRME, REMIC, 5.29%, (1M USD LIBOR + 2.90%), 06/15/20 (a) (b)	1,722	1,722
BX Commercial Mortgage Trust
Series 2018-D-BIOA, REMIC, 3.72%, (1M USD LIBOR + 1.32%), 03/16/20 (a) (b)	810	811
Series 2018-E-BIOA, REMIC, 4.35%, (1M USD LIBOR + 1.95%), 03/16/20 (a) (b)	2,025	2,029
Series 2019-D-IMC, REMIC, 4.34%, (1M USD LIBOR + 1.90%), 04/15/21 (a) (b)	1,000	1,003
Bx Trust
Series 2018-F-MCSF, REMIC, 5.04%, (1M USD LIBOR + 2.65%), 04/15/20 (a) (b)	2,887	2,901
Series 2018-E-GW, REMIC, 4.36%, (1M USD LIBOR + 1.97%), 05/15/20 (a) (b)	968	973
Series 2018-F-GW, REMIC, 4.81%, (1M USD LIBOR + 2.42%), 05/15/20 (a) (b)	839	845
Series 2018-G-GW, REMIC, 5.31%, (1M USD LIBOR + 2.92%), 05/15/20 (a) (e) (f)	581	585
Capmark Mortgage Securities Inc.
Series 2004-D-C3, REMIC, 5.04%, 12/10/41 (a)	1,057	1,055
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (a) (b)	800	803
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 5.24%, (1M USD LIBOR + 2.85%), 11/18/21 (a) (b)	3,310	3,324
Carbone Clo Ltd
Series 2017-A1-1A, 3.73%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,985
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 3.89%, (3M USD LIBOR + 1.30%), 04/21/31 (a) (b)	1,000	1,000
Series 2017-A2-1A, 4.24%, (3M USD LIBOR + 1.65%), 04/21/31 (a) (b)	2,000	1,983
CarVal CLO III Ltd
Series 2019-A-2A, 0.00%, (3M USD LIBOR + 1.35%), 07/20/32 (a) (b) (d)	8,000	8,000
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (b)	3,448	3,452
CBAM Ltd
Series 2019-A1A-10A, 3.99%, (3M USD LIBOR + 1.42%), 04/20/32 (a) (b)	3,000	3,002
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.47%, 05/12/50 (a)	18,263	1,381
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.82%, 06/17/50 (a)	16,318	1,506
Series 2016-C-C4, REMIC, 5.04%, 04/10/26 (a)	2,332	2,503
Interest Only, Series 2016-XA-C3, REMIC, 1.20%, 01/10/48 (a)	4,985	282
	Shares/Par[1]	Value ($)
Interest Only, Series 2016-XA-C4, REMIC, 1.88%, 05/10/58 (a)	16,831	1,503
CFIP CLO Ltd
Series 2014-AR-1A, 3.92%, (3M USD LIBOR + 1.32%), 07/13/29 (a) (b)	7,500	7,500
CGGS Commercial Mortgage Trust
Series 2018-D-WSS, REMIC, 4.69%, (1M USD LIBOR + 2.30%), 02/18/20 (a) (b)	2,837	2,842
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 5.39%, (1M USD LIBOR + 3.00%), 11/15/19 (a) (b)	761	763
Series 2017-F-CSMO, REMIC, 6.14%, (1M USD LIBOR + 3.74%), 11/15/19 (a) (e) (f)	406	407
CIM Trust
Series 2016-A1-3, REMIC, 4.07%, (1M USD LIBOR + 2.50%), 02/25/56 (a) (b)	2,995	3,039
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 5.19%, (1M USD LIBOR + 2.80%), 12/16/19 (a) (b)	4,739	4,760
Series 2018-F-TBR, 6.04%, (1M USD LIBOR + 3.65%), 12/16/19 (a) (e) (f)	4,510	4,532
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	828	857
Series 2015-C-GC35, REMIC, 4.65%, 11/10/25	311	322
Interest Only, Series 2014-XA-GC19, REMIC, 1.33%, 03/12/47 (a)	27,397	1,227
Interest Only, Series 2014-XA-GC21, REMIC, 1.35%, 05/10/47 (a)	26,404	1,277
Interest Only, Series 2015-XA-GC35, REMIC, 1.01%, 11/10/48 (a)	3,958	147
Interest Only, Series 2016-XA-GC36, REMIC, 1.45%, 02/12/49 (a)	4,193	279
Interest Only, Series 2016-XA-GC37, REMIC, 1.94%, 04/12/49 (a)	4,335	406
Interest Only, Series 2016-XA-P3, REMIC, 1.86%, 04/16/49 (a)	7,613	624
Interest Only, Series 2016-XA-P5, REMIC, 1.67%, 10/13/49 (a)	11,216	873
Interest Only, Series 2017-XA-P7, REMIC, 1.29%, 04/15/50 (a)	13,661	920
Citigroup Inc.
Series 2011-D-C1, REMIC, 6.25%, 12/10/21 (a) (b)	1,461	1,535
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (b)	9,679	9,772
Citigtoup Mortgage Loan Trust
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (b) (c)	14,458	14,487
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,321	1,310
Civic Mortgage, LLC.
Series 2018-A1-1, 3.89%, 08/25/19 (b) (c)	3,089	3,084
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29 (b)	1,486	1,504
CLNS Trust
Series 2017-D-IKPR, 4.46%, (1M USD LIBOR + 2.05%), 06/11/32 (a) (b)	973	975
Series 2017-E-IKPR, 5.91%, (1M USD LIBOR + 3.50%), 06/11/32 (a) (b)	973	978
Series 2017-F-IKPR, 6.91%, (1M USD LIBOR + 4.50%), 06/11/32 (a) (e) (f)	973	980
COLT Mortgage Loan Trust
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	3,631	3,648
COMM Mortgage Trust
Series 2018-D-HCLV, 4.57%, (1M USD LIBOR + 2.18%), 09/15/20 (a) (b)	197	197
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (a)	306	328
Series 2016-C-CR28, REMIC, 4.80%, 12/12/25 (a)	405	436
Interest Only, Series 2013-XA-CR12, REMIC, 1.33%, 10/15/46 (a)	34,397	1,454
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 06/12/47 (a)	31,990	1,428
Interest Only, Series 2015-XA-CR26, REMIC, 1.11%, 10/10/48 (a)	5,003	238

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

106

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2013-D-LC13, REMIC, 5.45%, 09/12/23 (a) (b)	946	962
Interest Only, Series 2015-XA-LC21, REMIC, 0.91%, 07/10/48 (a)	22,612	708
Interest Only, Series 2015-XA-CR25, REMIC, 1.05%, 08/12/48 (a)	22,860	966
Interest Only, Series 2015-XA-CR27, REMIC, 1.26%, 10/13/48 (a)	12,251	578
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40 (b)	1,780	1,823
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 09/15/20 (b)	2,741	2,749
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20 (b)	5,000	5,000
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.82%, 01/15/49 (a) (b)	3,500	3,514
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	1,036	984
Credit Suisse Mortgage Capital Certificates
Series 2019-E-ICE4, 4.54%, (1M USD LIBOR + 2.15%), 05/15/21 (a) (b)	3,595	3,607
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a) (e) (f)	1,799	1,784
Series 2017-E-CHOP, REMIC, 5.69%, (1M USD LIBOR + 3.30%), 07/15/32 (a) (b)	2,125	2,134
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 3.76%, (3M USD LIBOR + 1.17%), 10/20/28 (a) (b)	5,000	5,000
Crown Point CLO III Ltd
Series 2015-A1AR-3A, 3.51%, (3M USD LIBOR + 0.91%), 12/31/27 (a) (b)	4,000	4,000
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.73%, 11/18/25 (a)	309	327
CSMC Trust
Series 2018-A1-RPL8, 4.12%, 09/25/21 (b)	9,193	9,327
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (b)	9,749	9,853
CVP CLO Ltd
Series 2017-A-1A, 3.93%, (3M USD LIBOR + 1.34%), 07/22/30 (a) (b)	7,500	7,601
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,949
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.50%, 03/12/26 (a)	801	787
Interest Only, Series 2016-XA-C1, REMIC, 1.63%, 05/12/49 (a)	13,453	1,028
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.65%, 10/11/24 (a) (b)	3,430	3,442
Deephave Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	2,539	2,544
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	2,539	2,535
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a) (b)	463	461
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,636	1,479
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20 (b)	1,402	1,408
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26 (b)	1,397	1,394
Elmwood CLO II Ltd
Series 2019-B-2A, 4.65%, (3M USD LIBOR + 2.10%), 04/20/31 (a) (b)	2,500	2,506
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (a) (b)	5,000	5,000
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20 (b)	2,000	2,005
Series 2016-B-3, 2.43%, 06/15/21 (b)	379	379
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24 (b)	3,709	3,753
	Shares/Par[1]	Value ($)
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26 (b)	2,220	2,228
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 3.45%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,957
GCAT LLC
Series 2018-A1-2, 4.09%, 06/25/21 (b) (c)	562	566
Series 2019-A1-2, 3.47%, 06/25/24 (b) (c) (d)	600	600
Gilbert Park CLO Ltd
Series 2017-A-1A, 3.79%, (3M USD LIBOR + 1.19%), 10/15/30 (a) (b)	3,000	2,995
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/28 (b)	2,643	2,749
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22 (b)	1,547	1,556
Series 2019-A-2A, 3.06%, 04/17/23 (b)	2,890	2,903
GPMT Ltd
Series 2019-D-FL2, 5.34%, 11/15/23 (b)	2,162	2,180
Great Wolf Trust
Series 2017-D-WOLF, 4.49%, (1M USD LIBOR + 2.10%), 09/16/19 (a) (b)	698	698
Series 2017-E-WOLF, 5.49%, (1M USD LIBOR + 3.10%), 09/16/19 (a) (b)	1,082	1,083
Series 2017-F-WOLF, 6.46%, (1M USD LIBOR + 4.07%), 09/16/19 (a) (e) (f)	576	577
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.77%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,983
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 4.32%, (1M USD LIBOR + 1.88%), 06/15/21 (a) (b)	3,605	3,597
Series 2014-D-GC26, REMIC, 4.67%, 11/10/47 (a) (b)	2,038	1,794
Series 2018-G-RIVR, REMIC, 4.99%, (1M USD LIBOR + 2.60%), 07/15/20 (a) (b)	2,000	1,973
Series 2018-E-LUAU, REMIC, 4.94%, (1M USD LIBOR + 2.55%), 11/16/20 (a) (b)	3,342	3,344
Series 2018-F-FBLU, REMIC, 5.64%, 11/16/20 (b)	3,360	3,352
GS Mortgage Securities Trust
Interest Only, Series 2017-XA-GS6, 1.19%, 05/12/50 (a)	23,051	1,595
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (a)	32,577	2,083
Interest Only, Series 2015-XA-GC34, REMIC, 1.48%, 10/10/25 (a)	3,392	216
Interest Only, Series 2014-XA-GC24, REMIC, 0.89%, 09/10/47 (a)	9,525	300
Interest Only, Series 2015-XA-GS1, REMIC, 0.94%, 11/10/48 (a)	5,580	239
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 3.50%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	10,000	9,966
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	4,477	4,598
Highbridge Loan Management Ltd
Series 3A-2014-CR, 6.20%, (3M USD LIBOR + 3.60%), 07/18/29 (a) (b)	1,900	1,900
Home Equity Loan Trust
Series 2007-2AV2-FRE1, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 04/25/37 (a)	799	796
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (b)	2,852	2,956
Hospitality Mortgage Trust
Series 2019-F-HIT, 5.54%, (1M USD LIBOR + 3.15%), 11/15/21 (a) (b)	3,565	3,581
IMT Trust
Series 2017-EFL-APTS, 4.54%, (1M USD LIBOR + 2.15%), 06/15/34 (a) (b)	721	722
Series 2017-FFL-APTS, 5.24%, (1M USD LIBOR + 2.85%), 06/15/34 (a) (e) (f)	721	718
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	861	852
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,388	955
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-E-AON, 4.77%, 07/10/23 (a) (b)	3,103	3,241

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

107

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2019-C-UES, 4.34%, 05/07/24 (b)	1,177	1,243
Series 2019-D-UES, 4.60%, 05/07/24 (a) (b)	1,205	1,257
Series 2019-E-UES, 4.60%, 05/07/24 (a) (b)	1,406	1,442
Series 2019-F-UES, 4.60%, 05/07/24 (a) (b)	1,476	1,463
Series 2019-G-UES, 4.60%, 05/07/24 (a) (e) (f)	2,334	2,217
Series 2019-E-MFP, 0.00%, (1M USD LIBOR + 2.16%), 07/15/24 (a) (b)	2,438	2,438
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23 (b)	3,141	3,332
Series 2004-D-CBX, REMIC, 5.10%, 01/12/37 (a)	1,581	1,592
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2018-C-LAQ, 3.99%, (1M USD LIBOR + 1.60%), 06/15/20 (a) (b)	4,700	4,723
Series 2018-D-LAQ, 4.49%, (1M USD LIBOR + 2.10%), 06/15/20 (a) (b)	1,865	1,878
Series 2018-E-LAQ, 5.39%, (1M USD LIBOR + 3.00%), 06/15/20 (a) (b)	597	602
Series 2011-D-C5, REMIC, 5.55%, 09/17/21 (a) (b)	2,400	2,438
Series 2015-D-MAR7, REMIC, 5.23%, 06/07/22 (b)	1,491	1,524
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	224	213
J.P. Morgan Mortgage Trust
Series 2018-A2-7FRB, 3.15%, (1M USD LIBOR + 0.75%), 11/25/33 (a) (b)	3,441	3,469
Jamestown CLO Ltd
Series 2018-A1-6RA, 3.73%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	995
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27 (b)	5,895	6,179
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.14%, 10/07/21 (a) (b)	2,356	2,376
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.82%, 10/15/25 (a)	366	386
Series 2015-C-C33, REMIC, 4.77%, 11/15/25 (a)	359	378
Interest Only, Series 2015-XA-C32, REMIC, 1.53%, 11/18/48 (a)	13,762	582
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.25%, 01/15/49 (a)	4,830	203
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-JP4, REMIC, 0.88%, 12/17/49 (a)	18,639	665
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.84%, 06/17/49 (a)	34,314	2,488
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22 (b)	4,000	4,055
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,935	1,965
Kingsland VIII Ltd
Series 2018-A-8A, 3.71%, (3M USD LIBOR + 1.12%), 04/21/31 (a) (b)	4,000	3,978
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27 (b)	2,900	3,015
LCM XVII LP
Series A2RR-17A, 3.75%, (3M USD LIBOR + 1.15%), 10/15/31 (a) (b)	5,000	4,958
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (b) (c)	13,896	13,986
Series 2019-A1-GS3, 3.75%, 04/25/21 (b) (c)	4,904	4,960
Series 2019-A1-GS4, 3.44%, 05/25/21 (b) (c)	3,978	3,983
Series 2018-A1-GS1, REMIC, 4.00%, 04/25/20 (b) (c)	4,603	4,644
Series 2017-A1-GS1, REMIC, 3.50%, 04/27/20 (b) (c)	3,935	3,933
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (b) (c)	4,927	4,988
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (b)	4,853	4,838
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 2.03%, 03/12/49 (a) (b)	15,861	1,023
	Shares/Par[1]	Value ($)
Magnetite IX Ltd
Series 2014-A1R-9A, 3.58%, (3M USD LIBOR + 1.00%), 07/27/26 (a) (b)	3,540	3,540
Marathon CLO V Ltd
Series 2013-A1R-5A, 3.39%, 11/21/27 (b)	5,000	4,965
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,990
Marble Point CLO XV Ltd
Series 2019-A1-1A, 3.86%, (3M USD LIBOR + 1.42%), 07/25/32 (a) (b)	3,000	3,000
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 07/16/29 (b)	2,000	2,011
Merrill Lynch Mortgage Trust
Series 2006-AJ-C1, REMIC, 5.78%, 05/12/39 (a)	27	28
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (a) (b)	7,000	7,000
Milos CLO Ltd
Series 2017-A-1A, 3.84%, (3M USD LIBOR + 1.25%), 10/20/30 (a) (b)	7,500	7,501
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C-C25, REMIC, 4.68%, 09/15/25 (a)	420	448
Series 2015-D-C27, REMIC, 3.24%, 11/15/25 (b)	297	269
Series 2015-C-C27, REMIC, 4.68%, 11/15/25 (a)	207	212
Series 2016-C-C29, REMIC, 4.91%, 04/17/26 (a)	2,371	2,520
Interest Only, Series 2014-XA-C15, REMIC, 1.14%, 04/17/47 (a)	13,780	508
Interest Only, Series 2016-XA-C28, REMIC, 1.40%, 01/15/49 (a)	4,524	275
Series 2018-D-SUN, REMIC, 4.04%, (1M USD LIBOR + 1.65%), 07/15/20 (a) (b)	899	902
Series 2018-F-SUN, REMIC, 4.94%, (1M USD LIBOR + 2.55%), 07/15/20 (a) (b)	1,342	1,354
Series 2018-G-SUN, REMIC, 5.44%, (1M USD LIBOR + 3.05%), 07/15/20 (a) (b)	899	905
Series 2014-C-C17, REMIC, 4.65%, 07/17/24 (a)	1,240	1,270
Series 2015-D-C20, REMIC, 3.07%, 01/17/25 (b)	180	167
Morgan Stanley Capital I Trust
Series 2017-E-CLS, 4.34%, (1M USD LIBOR + 1.95%), 11/15/19 (a) (b)	2,575	2,575
Series 2017-F-CLS, 4.99%, (1M USD LIBOR + 2.60%), 11/15/19 (a) (b)	2,556	2,545
Interest Only, Series 2017-XA-H1, 1.60%, 06/17/50 (a)	26,354	2,071
Interest Only, Series 2015-XA-UBS8, REMIC, 1.05%, 12/15/48 (a)	4,758	223
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (b)	3,091	3,099
Series 2014-CPT, REMIC, 3.45%, 07/15/21 (a) (e) (f)	527	523
Mosaic Solar Loan Trust
Series 2018-A-2GS, 4.20%, 10/21/30 (b)	4,128	4,242
Motel 6 Trust
Series 2017-A-MTL6, 3.31%, (1M USD LIBOR + 0.92%), 08/15/19 (a) (b)	1,085	1,085
Series 2017-D-MTL6, REMIC, 4.54%, (1M USD LIBOR + 2.15%), 08/15/19 (a) (b)	2,083	2,087
Series 2017-F-MTL6, REMIC, 6.64%, (1M USD LIBOR + 4.25%), 08/15/19 (a) (b)	2,738	2,752
MP CLO IV Ltd
Series 2013-ARR-2A, 3.86%, (3M USD LIBOR + 1.28%), 07/25/29 (a) (b)	7,500	7,482
MP CLO VIII Ltd
Series 2015-AR-2A, 3.49%, (3M USD LIBOR + 0.91%), 10/28/27 (a) (b)	3,000	2,993
MSCG Trust
Interest Only, Series 2018-XCP-SELF, 1.16%, 04/15/20 (a) (e) (f)	77,520	687
Series 2018-F-SELF, 5.44%, (1M USD LIBOR + 3.05%), 10/15/20 (a) (b)	3,335	3,339
Nassau Ltd
Series 2018-A-IA, 3.75%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,930
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 4.59%, (1M USD LIBOR + 2.20%), 06/15/22 (a) (b)	3,129	3,101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25 (b)	3,000	3,086
Newark BSL CLO 1 Ltd
Series 2016-A1-1A, 4.10%, (3M USD LIBOR + 1.52%), 12/21/29 (a) (b)	3,000	3,014
Series 2016-A2-1A, 4.78%, (3M USD LIBOR + 2.20%), 12/21/29 (a) (b)	3,000	3,001
NLY Commercial Mortgage Trust
Series 2019-B-FL2, 4.29%, 01/15/23 (b)	3,226	3,238
Ocean Trails CLO V
Series 2014-ARR-5A, 3.88%, (3M USD LIBOR + 1.28%), 10/13/31 (a) (b)	5,000	4,958
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.75%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,967
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24 (b)	3,437	3,512
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (b)	5,000	4,987
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.72%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,468
PFP Ltd
Series 2017-C-4, 4.64%, (1M USD LIBOR + 2.25%), 06/14/20 (a) (b)	1,561	1,561
Series 2019-B-5, REMIC, 4.05%, (1M USD LIBOR + 1.65%), 03/14/22 (a) (b)	3,447	3,448
Positive Results Property Management LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (b) (c)	14,094	14,203
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 07/28/21 (b) (c)	4,960	4,957
Prosper Marketplace Issuance Trust
Series 2018-A-1A, 3.11%, 06/17/24 (b)	171	171
Radnor Ltd
Series 2019-M1A-2, 3.58%, (1M USD LIBOR + 1.20%), 06/25/29 (a) (b)	3,000	3,005
Rait Trust
Series 2017-B-FL7, 3.99%, (1M USD LIBOR + 1.60%), 06/15/37 (a) (b)	2,096	2,096
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,410	1,280
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	942	913
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.87%, (3M USD LIBOR + 1.27%), 10/15/29 (a) (b)	4,000	4,001
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,079
Shackleton CLO Ltd
Series 2016-A-9A, 4.09%, (3M USD LIBOR + 1.50%), 10/20/28 (a) (b)	2,900	2,901
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24 (b)	1,688	1,683
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (b)	86	86
Series 2017-A1-6, 2.20%, 02/25/20 (b)	228	228
Series 2016-A-3, 3.05%, 05/25/21 (b)	407	409
Series 2016-A-1, 3.26%, 07/25/21 (b)	1,094	1,104
Series 2017-A2-6, 2.82%, 02/25/22 (b)	5,000	5,011
Series 2017-A-3, 2.77%, 03/25/22 (b)	499	500
Series 2017-A2-5, 2.78%, 04/25/22 (b)	1,250	1,253
Series 2017-A-1, 3.28%, 01/26/26 (b)	390	394
Series 2017-A-2, 3.28%, 02/25/26 (b)	276	278
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (b)	461	460
Series 2018-A1-2, 2.93%, 06/25/20 (b)	282	283
Series 2019-A-1, 3.24%, 04/25/22 (b)	2,796	2,823
Series 2019-A-2, 3.01%, 06/25/22 (b)	3,274	3,289
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40 (b)	2,000	2,000
Sound Point CLO LTD
Series 2013-A-3RA, 3.75%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,491
Series 2018-A1A-21, 3.77%, (3M USD LIBOR + 1.17%), 10/27/31 (a) (b)	3,000	2,976
	Shares/Par[1]	Value ($)
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (b)	2,656	2,659
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22 (b)	894	902
Start Ltd/Bermuda
Series 2018-A-1, 4.09%, 05/15/25 (b)	782	797
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (a) (b)	4,000	3,996
Series 2014-A-1RA, 3.66%, 04/21/31 (b)	2,550	2,530
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (a) (b)	2,500	2,476
Series 2018-A-2A, 3.72%, (3M USD LIBOR + 1.20%), 08/18/31 (a) (b)	2,000	1,986
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (a) (b)	4,000	4,000
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.53%, 12/25/35 (a)	2,105	2,059
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,923	2,610
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 4.10%, (3M USD LIBOR + 1.26%), 01/20/32 (a) (b)	2,000	2,000
TAL Advantage LLC
Series 2017-A-1A, 4.50%, 04/20/27 (b)	6,255	6,373
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 5.60%, (1M USD LIBOR + 3.18%), 11/11/19 (a) (b)	2,244	2,251
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.74%, (3M USD LIBOR + 1.14%), 01/15/31 (a) (b)	4,250	4,218
Series 2019-B-3A, 4.60%, (3M USD LIBOR + 2.10%), 04/15/31 (a) (b)	2,000	2,000
Towd Point Mortgage Trust
Series 2019-A1-SJ1, 3.75%, 01/25/22 (b)	1,692	1,706
TPG Real Estate Finance Issuer LTD
Series 2018-D-FL2, 5.09%, (1M USD LIBOR + 2.70%), 11/18/37 (a) (b) (g)	2,438	2,458
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.86%, 02/17/28 (a)	1,858	1,973
Interest Only, Series 2018-XA-C8, 1.04%, 02/17/51 (a)	26,978	1,627
Interest Only, Series 2017-XB-C1, REMIC, 1.05%, 06/17/50 (a)	25,883	1,670
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20 (b)	1,682	1,690
Series 2019-A-1A, 3.48%, 03/15/25 (b)	2,289	2,299
Upstart Securitization Trust
Series 2019-B-1, 4.19%, 04/20/26 (b)	1,000	1,011
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23 (b)	2,985	3,063
Velocity Commercial Capital Loan Trust
Series 2016-AFX-1, REMIC, 3.53%, 09/25/21 (a) (b)	370	370
Series 2018-A-2, REMIC, 4.05%, 09/25/24 (b)	2,606	2,746
Venture VII CDO Ltd
Series 2006-A2-7A, 2.83%, (3M USD LIBOR + 0.24%), 01/20/22 (a) (b)	329	329
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.80%, (3M USD LIBOR + 1.28%), 09/09/30 (a) (b)	4,000	3,992
VERDE CLO
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/15/32 (a) (b)	3,755	3,757
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (b) (c)	7,835	7,878
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	1,178	1,203
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	1,374	1,403
Vibrant CLO Ltd
Series 2018-A1-10A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,984
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (b) (c)	2,368	2,361
VOLT LXIX LLC
Series 2018-A1A-NPL5, 4.21%, 08/25/21 (b) (c)	3,515	3,545

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
VOLT LXXI LLC
Series 2018-A1A-NPL7, 3.97%, 09/27/21 (b) (c)	4,363	4,370
VOLT LXXII LLC
Series 2018-A1A-NPL8, 4.21%, 10/25/21 (b) (c)	3,387	3,407
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 2.74%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	14,024
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	4,500	4,467
Wells Fargo & Company
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	389
Interest Only, Series 2015-XA-P2, REMIC, 1.14%, 12/15/48 (a)	5,006	226
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	950	901
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.21%, 07/15/50 (a)	26,177	1,697
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24 (b)	325	268
Interest Only, Series 2015-XA-C31, REMIC, 1.18%, 07/15/25 (a)	4,272	226
Series 2015-C-C31, REMIC, 4.76%, 11/15/25 (a)	400	414
Series 2015-D-NXS4, REMIC, 3.75%, 11/18/25 (a)	375	368
Series 2015-C-NXS4, REMIC, 4.75%, 11/18/25 (a)	310	332
Series 2016-C-C32, REMIC, 4.88%, 01/16/26 (a)	311	326
Series 2015-C-LC22, REMIC, 4.69%, 09/15/58 (a)	302	315
Interest Only, Series 2016-XA-C33, REMIC, 1.93%, 03/17/59 (a)	2,774	229
Series 2018-E-BXI, REMIC, 4.55%, (1M USD LIBOR + 2.16%), 12/16/19 (a) (b)	2,722	2,706
Series 2018-C-C47, REMIC, 5.10%, 10/17/28 (a)	344	381
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A7-3, REMIC, 5.75%, 04/25/37	2,107	2,105
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	675	684
Series 2007-A1-AR4, REMIC, 4.78%, 08/25/37 (a)	630	629
Westlake Automobile Receivables Trust
Series 2019-A2A-2A, 2.57%, 02/15/23 (b)	1,000	1,001
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.89%, 12/17/46 (a)	52,023	1,338
Interest Only, Series 2014-XA-C19, REMIC, 1.21%, 03/15/47 (a)	43,436	1,574
Interest Only, Series 2014-XA-C21, REMIC, 1.21%, 08/15/47 (a)	3,008	130
WhiteHorse X Ltd
Series 2015-A1R-10A, 3.52%, (3M USD LIBOR + 0.93%), 04/17/27 (a) (b)	5,000	4,988
Total Non-U.S. Government Agency Asset-Backed Securities (cost $807,670)		812,777
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
U.S. Treasury Securities 8.7%
U.S. Treasury Note
2.25%, 03/31/20	24,600	24,642
2.75%, 08/15/21	20,000	20,409
1.63%, 10/15/20 - 04/30/23	44,700	44,510
2.25%, 12/31/23	62,500	63,828
		153,389
Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corporation
Series F1-264, 2.94%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,516	2,519
Series HA-4582, REMIC, 3.00%, 09/15/45	3,146	3,232
Series QA-4060, REMIC, 1.50%, 09/15/26	2,734	2,687
Series AN-4030, REMIC, 1.75%, 04/15/27	5,016	4,936
Series CD-4484, REMIC, 1.75%, 07/15/30	4,284	4,209
Series BA-4642, REMIC, 3.00%, 02/15/41	6,276	6,385
Series A-4734, REMIC, 3.00%, 07/15/42	6,000	6,117
Series FA-4125, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	4,411	4,378
Series LA-4738, REMIC, 3.00%, 11/15/43	6,114	6,241
	Shares/Par[1]	Value ($)
Series CF-4750, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	8,078	8,007
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.85%, (1M USD LIBOR + 0.45%), 06/25/42 (a)	5,558	5,548
Series 2018-HF-70, 2.75%, (1M USD LIBOR + 0.35%), 10/25/58 (a)	9,011	8,963
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	4,760	4,873
Series 2018-FA-55, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 08/25/48 (a)	8,488	8,435
Series 2018-FA-64, REMIC, 2.75%, (1M USD LIBOR + 0.35%), 09/25/48 (a)	8,153	8,099
Series 2018-FA-77, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	7,015	6,971
Series 2017-FA-96, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 12/25/57 (a)	9,337	9,311
Government National Mortgage Association
Series 2019-FK-42, REMIC, 2.83%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	4,663	4,652
		105,563
Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
3.50%, 09/01/32	7,492	7,759
Federal National Mortgage Association, Inc.
3.00%, 11/01/33	3,533	3,615
2.38%, (12M USD LIBOR + 1.63%), 11/01/42 (a)	3,041	3,113
		14,487
Sovereign 0.7%
Banco del Estado de Chile
2.67%, 01/08/21 (b)	300	301
3.88%, 02/08/22	1,000	1,039
Banco Latinoamericano de Comercio Exterior, S.A.
3.25%, 05/07/20	1,000	1,004
Export-Import Bank of India
3.13%, 07/20/21	1,000	1,006
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20	400	423
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20	200	201
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22	700	711
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	1,100	1,138
Presidencia De La Nacion
5.63%, 01/26/22	1,300	1,089
Presidencia de la Republica de Colombia
4.38%, 07/12/21	1,500	1,552
Presidencia de la Republica Dominicana
7.50%, 05/06/21	1,667	1,754
The Republic of Indonesia, The Government of
4.88%, 05/05/21	1,000	1,037
3.70%, 01/08/22	1,200	1,227
3.70%, 01/08/22 (b)	200	204
		12,686
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (a)	12,398	484
Total Government And Agency Obligations (cost $284,487)		286,609
CORPORATE BONDS AND NOTES 14.2%
Financials 6.9%
AerCap Ireland Limited
4.63%, 10/30/20	1,254	1,287
American Express Company
3.17%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,265	1,266
Banco Bradesco S/A.
5.90%, 01/16/21	400	417
Banco BTG Pactual S.A.
5.75%, 09/28/22	1,000	1,035
Banco de Credito del Peru
4.25%, 04/01/23	1,000	1,044

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

110

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	550	565
Banco do Brasil S.A
4.75%, 03/20/24 (b)	300	314
Banco Internacional Del Peru S.A.A. – Interbank
5.75%, 10/07/20	1,000	1,037
3.38%, 01/18/23	1,500	1,504
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (h)	2,500	2,541
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a)	1,800	1,812
Banco Santander (Mexico) S.A.
4.13%, 11/09/22	300	308
5.95%, 10/01/28 (b)	1,000	1,060
Banco Santander-Chile
3.88%, 09/20/22	600	621
Bancolombia SA
5.95%, 06/03/21	750	792
4.88%, 10/18/27	800	820
Banistmo S.A.
3.65%, 09/19/22	1,200	1,202
3.65%, 09/19/22 (b)	500	502
Bank of America Corporation
3.27%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	2,750	2,753
Barclays Bank PLC
2.65%, 01/11/21	2,715	2,720
BBVA Banco Continental
5.00%, 08/26/22	1,700	1,800
BBVA Bancomer, S.A.
6.50%, 03/10/21	550	579
6.75%, 09/30/22	1,900	2,065
5.35%, 11/12/29	200	197
BDO Unibank, Inc.
2.95%, 03/06/23	2,200	2,203
Braskem Netherlands Finance B.V.
3.50%, 01/10/23	2,000	2,002
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	800	836
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26	2,000	2,094
Capital One Financial Corporation
2.40%, 10/30/20	2,765	2,767
China National Petroleum Corporation
4.50%, 04/28/21	300	310
3.95%, 04/19/22	2,500	2,587
Citigroup Inc.
2.75%, 04/25/22	1,445	1,459
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,275	1,284
Ck Hutchison Capital Securities (17) Limited
4.00%, (callable at 100 beginning 05/15/22) (h)	890	890
CNOOC Finance (2002) Limited
3.88%, 05/02/22	1,600	1,651
CNOOC Limited
3.00%, 05/09/23	1,000	1,009
Commonwealth Bank of Australia
2.25%, 03/10/20 (b)	1,685	1,684
2.05%, 09/18/20 (b)	795	793
2.75%, 03/10/22 (b)	133	135
Credit Suisse Group AG
3.68%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,270	1,273
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
7.25%, 07/20/23	1,300	1,367
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,200
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (h)	2,400	2,391
2.94%, (3M USD LIBOR + 0.49%), 06/08/20 (a)	200	200
4.52%, 12/11/28	600	635
Ena Norte SA
4.95%, 04/25/23	1,392	1,431
Ford Motor Credit Company LLC
3.75%, (3M USD LIBOR + 1.24%), 02/15/23 (a)	1,330	1,290
	Shares/Par[1]	Value ($)
General Motors Financial Company, Inc.
2.65%, 04/13/20	140	140
3.20%, 07/06/21	1,175	1,182
Global Bank Corporation
4.50%, 10/20/21	900	925
4.50%, 10/20/21 (b)	500	514
Goldman Sachs Bank USA
3.20%, 06/05/20	990	999
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22	500	516
Gruposura Finance S.A.
5.70%, 05/18/21	400	419
HSBC Holdings PLC
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,305	1,307
Industrial Senior Trust
5.50%, 11/01/22	700	712
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (h)	700	712
6.13%, (callable at 100 beginning 12/12/22) (b) (h)	300	305
6.20%, 12/21/21	400	425
JPMorgan Chase & Co.
3.21%, 04/01/23	1,635	1,667
LATAM Airlines Group S.A.
6.00%, 12/15/20	553	560
Malayan Banking Berhad
3.91%, 10/29/26 (a)	3,100	3,144
Marsh & Mclennan Companies, Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,215	1,216
Mitsubishi UFJ Financial Group Inc
3.45%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	2,495	2,503
Mizuho Financial Group Inc
3.27%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	2,715	2,718
Morgan Stanley
3.52%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	2,630	2,646
Multibank, Inc.
4.38%, 11/09/22	1,700	1,738
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24	500	525
4.00%, 10/15/24 (a)	500	502
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (i)	825	734
Petrobras Global Finance B.V.
5.30%, 01/27/25	950	1,008
PNC Bank, National Association
2.45%, 11/05/20	750	752
PNC Funding Corp
5.13%, 02/08/20	290	295
4.38%, 08/11/20	1,240	1,268
Prudential Financial, Inc.
4.50%, 11/15/20	730	752
3.50%, 05/15/24	270	284
Santander UK PLC
2.50%, 01/05/21	2,785	2,785
Sparc EM SPC
0.00%, 12/05/22 (b) (i)	854	807
SPARC Limited
0.00%, 12/05/22 (i)	1,367	1,291
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	2,670	2,655
SURA Asset Management SA
4.88%, 04/17/24	200	212
Synchrony Financial
3.75%, 08/15/21	1,415	1,442
Temasek Financial (I) Limited
2.38%, 01/23/23	1,500	1,509
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	1,420	1,420
2.35%, 11/15/21	345	344
The Royal Bank of Scotland Group Public Limited Company
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,352
The Toronto-Dominion Bank
3.25%, 06/11/21	2,600	2,651

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
UBS AG
2.45%, 12/01/20 (b)	1,250	1,251
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23	1,300	1,337
Union Bank of Philippines
3.37%, 11/29/22	700	707
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (h)	1,900	1,857
3.50%, 09/16/26 (a)	700	708
2.88%, 03/08/27 (a)	800	797
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,565	1,616
VTR GlobalCom S.p.A.
6.88%, 01/15/24	1,900	1,963
Wells Fargo & Company
2.15%, 01/30/20	700	699
Wells Fargo Bank, National Association
2.60%, 01/15/21	2,165	2,173
Westpac Banking Corporation
1.60%, 08/19/19	365	365
2.65%, 01/25/21	1,820	1,829
		121,970
Energy 1.6%
Bharat Petroleum Corporation Limited
4.63%, 10/25/22	2,300	2,420
Continental Resources, Inc.
4.50%, 04/15/23	1,200	1,261
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	940	952
Ecopetrol S.A.
5.88%, 09/18/23	400	443
Energy Transfer LP
4.25%, 03/15/23	1,245	1,299
EQT Corporation
2.50%, 10/01/20	1,295	1,291
Indian Oil Corpn. Limited
5.63%, 08/02/21	900	948
5.75%, 08/01/23	1,200	1,314
4.75%, 01/16/24	200	211
Kinder Morgan Energy Partners, L.P.
6.85%, 02/15/20	380	391
Kinder Morgan, Inc.
3.05%, 12/01/19	2,090	2,094
Marathon Petroleum Corporation
4.75%, 12/15/23	1,195	1,288
Oleoducto Central S.A.
4.00%, 05/07/21	1,882	1,915
ONGC Videsh Limited
3.75%, 05/07/23	200	204
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22	900	897
Pan American Energy S.L., Branch Argentina
7.88%, 05/07/21	133	139
PT Pertamina (Persero)
4.88%, 05/03/22	1,300	1,368
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (h)	1,700	1,717
Reliance Holding USA, Inc.
4.50%, 10/19/20	1,000	1,023
5.40%, 02/14/22	1,850	1,963
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,225	1,277
Sinopec Group Overseas Development (2013) Limited
4.38%, 10/17/23	200	213
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21	600	593
Sinopec Group Overseas Development (2017) Limited
3.00%, 04/12/22	600	605
3.00%, 04/12/22 (b)	700	706
Sinopec Group Overseas Development (2018) Limited
3.75%, 09/12/23 (b)	600	624
	Shares/Par[1]	Value ($)
Tecila Sociedad Anonima
8.50%, 03/23/21	1,150	1,176
		28,332
Health Care 1.3%
AbbVie Inc.
3.38%, 11/14/21	1,295	1,321
Amgen Inc.
2.20%, 05/11/20	2,705	2,699
Anthem, Inc.
2.50%, 11/21/20	2,765	2,769
AstraZeneca PLC
2.38%, 11/16/20	2,715	2,716
Cardinal Health, Inc.
2.62%, 06/15/22	2,640	2,651
Celgene Corporation
2.88%, 08/15/20	1,220	1,227
Cigna Corporation
3.40%, 09/17/21 (b)	1,270	1,294
CVS Health Corporation
2.80%, 07/20/20	2,695	2,702
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	520	528
2.88%, 06/01/22	2,140	2,177
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21 (b)	1,240	1,281
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	2,525	2,584
		23,949
Materials 0.9%
Andina Acquisition Corporation
8.20%, 01/31/22	900	952
Braskem Finance Ltd
5.75%, 04/15/21	200	208
Celulosa Arauco y Constitucion S.A.
4.75%, 01/11/22	1,700	1,766
CEMEX S.A.B. de C.V.
6.13%, 05/05/25	700	731
7.75%, 04/16/26	1,000	1,097
DuPont de Nemours, Inc
3.77%, 11/15/20	925	942
Freeport-McMoRan Inc.
4.55%, 11/14/24	2,500	2,557
Fresnillo PLC
5.50%, 11/13/23	800	869
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24	200	203
Inversiones CMPC S.A.
4.50%, 04/25/22	1,000	1,037
4.38%, 05/15/23	500	519
Nexa Resources Peru S.A.A
4.63%, 03/28/23	400	413
The Sherwin-Williams Company
2.25%, 05/15/20	1,690	1,687
UPL Corporation Limited
3.25%, 10/13/21	1,400	1,404
Vedanta Resources Limited
7.13%, 05/31/23	800	790
6.13%, 08/09/24	200	184
		15,359
Communication Services 0.9%
AT&T Inc.
2.80%, 02/17/21	2,760	2,778
Axiata SPV2 Berhad
3.47%, 11/19/20	500	506
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	1,800	1,890
Comcast Corporation
3.45%, 10/01/21	1,260	1,296
Comcel Trust
6.88%, 02/06/24	200	207
Digicel Group Limited
8.25%, 09/30/22 (b)	400	98
2.00%, 04/01/24 (e) (f) (j)	201	45

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

112

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24	1,500	1,579
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22	2,000	2,062
Millicom International Cellular SA
6.00%, 03/15/25	1,500	1,551
6.63%, 10/15/26	350	382
Telefonica Chile S.A.
3.88%, 10/12/22	1,600	1,648
Verizon Communications Inc.
3.62%, (3M USD LIBOR + 1.10%), 05/15/25 (a)	1,275	1,291
		15,333
Industrials 0.8%
Adani Ports and Special Economic Zone Limited
3.50%, 07/29/20	700	704
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,240	1,256
Cintas Corporation No. 2
2.90%, 04/01/22	2,545	2,587
Delta Air Lines, Inc.
3.40%, 04/19/21	1,370	1,386
FedEx Corporation
3.40%, 01/14/22	990	1,015
General Electric Company
2.70%, 10/09/22	1,265	1,258
LATAM Finance Limited
6.88%, 04/11/24	1,250	1,297
Northrop Grumman Corporation
2.08%, 10/15/20	2,590	2,583
Union Pacific Corporation
3.20%, 06/08/21	1,350	1,374
Waste Management, Inc.
2.95%, 06/15/24	1,310	1,346
		14,806
Consumer Staples 0.8%
Altria Group, Inc.
3.49%, 02/14/22	1,215	1,247
BAT Capital Corp.
2.30%, 08/14/20	1,685	1,680
CK Hutchison International (17) Limited
2.88%, 04/05/22	400	404
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23	1,400	1,428
General Mills, Inc.
3.15%, 12/15/21	1,010	1,027
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (h)	1,800	1,891
JBS Investments GmbH
7.25%, 04/03/24	400	414
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	216
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24	2,392	2,482
Mondelez International, Inc.
3.00%, 05/07/20	2,635	2,645
Reynolds American Inc.
3.25%, 06/12/20	1,040	1,047
		14,481
Utilities 0.6%
AES Gener S.A.
7.13%, 03/26/79	800	855
7.13%, 03/26/79 (b)	500	534
Colbun S.A.
4.50%, 07/10/24	700	733
Consolidated Edison, Inc.
2.00%, 03/15/20 - 05/15/21	2,790	2,779
ELM Park CLO Designated Activity Company
7.95%, 05/11/26	400	433
Empresa Electrica Angamos S.A
4.88%, 05/25/29	261	270
Enel Generacion Chile S.A.
4.25%, 04/15/24	500	525
Engie Energia Chile Sa
5.63%, 01/15/21	400	417
	Shares/Par[1]	Value ($)
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	1,230	1,244
2.90%, 04/01/22	205	208
Petrobras Argentina S.A.
7.38%, 07/21/23	800	772
PSEG Power LLC
3.85%, 06/01/23	1,250	1,301
PT Indonesia Power
5.50%, 11/22/21	300	318
The Israel Electric Corporation Ltd.
6.88%, 06/21/23	300	341
		10,730
Consumer Discretionary 0.2%
eBay Inc.
2.75%, 01/30/23	1,260	1,266
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24	900	901
S.A.C.I. Falabella
3.75%, 04/30/23	900	926
		3,093
Information Technology 0.1%
Analog Devices, Inc.
2.95%, 01/12/21	1,250	1,261
Microchip Technology Incorporated
3.92%, 06/01/21	1,355	1,380
		2,641
Real Estate 0.1%
Welltower Inc.
3.63%, 03/15/24	1,200	1,248
Total Corporate Bonds And Notes (cost $248,422)		251,942
SENIOR LOAN INTERESTS 7.8%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	1,362	1,350
A-L Parent LLC
2016 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 12/01/23 (a)	1,109	1,110
Allied Universal Holdco LLC
2015 Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (a) (k)	595	594
Incremental Term Loan, 6.65%, (3M LIBOR + 4.25%), 07/28/22 (a) (e)	408	407
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (k)	34	34
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (k)	341	340
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (a)	1,285	1,279
American Tire Distributors Holdings, Inc.
Term Loan, 9.98%, (1M LIBOR + 7.50%), 10/01/21 (a)	432	404
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (a)	520	518
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (a)	119	114
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (a)	384	380
Cengage Learning, Inc.
2016 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 06/07/23 (a)	1,166	1,116
ClubCorp Holdings, Inc.
2017 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 08/16/24 (a)	760	703
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (a)	883	868
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (1M LIBOR + 3.00%), 03/08/24 (a)	1,305	1,301

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ESH Hospitality, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (a) (k)	65	65
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/30/23 (a)	1,351	1,349
Explorer Holdings, Inc.
2016 Term Loan B, 6.08%, (3M LIBOR + 3.75%), 05/02/23 (a)	338	336
FrontDoor Inc
2018 Term Loan B, 4.94%, (3M LIBOR + 2.50%), 08/16/25 (a)	215	215
Garda World Security Corporation
Term Loan, 6.02%, (3M LIBOR + 3.50%), 05/12/24 (a)	1,138	1,129
Getty Images, Inc.
2019 1st Lien Term Loan, 6.90%, (3M LIBOR + 4.50%), 02/13/26 (a)	284	282
GOBP Holdings, Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 10/22/25 (a)	524	523
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (a)	1,099	1,074
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 0.00%, (3M LIBOR + 1.75%), 10/25/23 (a) (k)	295	295
2019 Term Loan B2, 4.15%, (3M LIBOR + 1.75%), 10/25/23 (a)	645	645
IAA, Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 05/22/26 (a) (k)	130	130
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (a)	1,104	1,089
Life Time Fitness Inc
2017 Term Loan B, 5.27%, (3M LIBOR + 2.75%), 06/22/22 (a)	1,313	1,306
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (a)	266	264
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 03/15/25 (a)	873	855
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 05/08/26 (a)	214	213
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (a)	165	165
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/15/25 (a)	125	124
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (a)	501	487
Playa Resorts Holding B.V.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/07/24 (a)	887	847
Rentpath, Inc.
Term Loan, 7.16%, (3M LIBOR + 4.75%), 12/17/21 (a)	540	310
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (a)	224	220
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (a)	930	915
SIWF Holdings Inc.
1st Lien Term Loan, 6.65%, (3M LIBOR + 4.25%), 05/25/25 (a)	714	706
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (a)	440	440
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (a)	560	537
Tenneco, Inc.
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/01/25 (a)	161	148
	Shares/Par[1]	Value ($)
Travel Leaders Group, LLC
2018 Term Loan B, 6.38%, (3M LIBOR + 4.00%), 01/25/24 (a)	342	342
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/23/26 (a)	11	11
		25,540
Information Technology 1.4%
Access CIG, LLC
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 02/14/25 (a)	736	731
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	625	608
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	96	94
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (a)	205	203
Applied Systems, Inc.
2017 1st Lien Term Loan, 5.33%, (3M LIBOR + 3.00%), 09/06/24 (a)	1,265	1,252
Ascend Learning, LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 06/29/24 (a)	222	218
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (a)	681	650
Banff Merger Sub Inc
2018 USD Term Loan B, 6.58%, (3M LIBOR + 4.25%), 06/30/25 (a)	374	354
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (a)	860	853
Bright Bidco B.V.
2018 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 06/28/24 (a)	359	253
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 06/28/24 (a)	173	122
Colorado Buyer Inc
Term Loan B, 5.42%, (1M LIBOR + 3.00%), 03/15/24 (a)	694	643
2nd Lien Term Loan, 9.67%, (3M LIBOR + 7.25%), 05/01/25 (a)	67	58
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (a)	545	543
Cvent, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/30/24 (a)	1,130	1,115
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (a)	1,365	1,357
Dun & Bradstreet Corporation (The)
Term Loan, 7.40%, (6M LIBOR + 5.00%), 02/06/26 (a)	560	560
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (a)	235	234
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (a)	730	707
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (a)	795	794
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (a)	162	148
Flexera Software LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 01/24/25 (a)	733	730
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (a)	508	507
Hyland Software, Inc.
2017 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 05/24/25 (a)	139	140

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

114

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (a)	342	340
KBR, Inc.
Term Loan B, 6.15%, (3M LIBOR + 3.75%), 03/29/25 (a)	508	509
Kronos Incorporated
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (a)	1,218	1,215
Mitchell International, Inc.
2017 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 11/21/24 (a)	798	760
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 07/13/25 (a)	717	684
Plantronics Inc
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 06/01/25 (a)	594	590
PowerSchool
Term Loan B, 5.82%, (3M LIBOR + 3.25), 06/15/25 (a)	860	860
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (a)	622	602
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	1,128	1,101
Renaissance Holding Corp.
Term Loan, 5.73%, (3M LIBOR + 3.25%), 05/21/25 (a)	987	955
Sirius Computer Solutions, Inc.
Term Loan, 6.65%, (3M LIBOR + 4.25%), 10/30/22 (a)	710	713
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (a)	1,184	1,180
SS&C Technologies Inc.
2018 Term Loan B5, 4.65%, (3M LIBOR + 2.25%), 04/16/25 (a)	471	469
Ultimate Software Group Inc(The)
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 04/08/26 (a)	235	235
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (a)	230	222
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (a)	694	666
Web.com Group, Inc.
2018 Term Loan B, 6.16%, (3M LIBOR + 3.75%), 09/17/25 (a)	645	635
		24,610
Health Care 1.1%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.90%, (3M LIBOR + 2.50%), 02/16/23 (a)	239	237
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (a)	230	229
Air Methods Corporation
2017 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 04/12/24 (a)	618	499
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (a)	599	594
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (a)	1	1
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (a)	449	447
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (a)	505	505
Bausch Health Companies Inc.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 11/26/25 (a)	394	391
	Shares/Par[1]	Value ($)
Catalent Pharma Solutions Inc.
Term Loan B2, 4.65%, (3M LIBOR + 2.25%), 05/10/26 (a)	569	568
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	1,060	1,050
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	1,235	1,227
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (a)	136	136
CVS Holdings I, LP
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/01/25 (a)	444	444
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 05/09/25 (a)	534	528
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (a)	1,133	1,132
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (a) (k)	100	100
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (a)	1,029	1,029
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 06/21/26 (a)	265	268
Global Medical Response, Inc.
2018 Term Loan B1, 5.64%, (3M LIBOR + 3.25%), 04/28/22 (a)	557	524
HC Group Holdings II, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 05/22/26 (a) (k)	525	523
IQVIA Inc.
2017 USD Term Loan B2, 4.33%, (1M LIBOR + 2.00%), 01/17/25 (a)	507	506
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (a)	1,300	1,292
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 06/21/25 (a)	437	430
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (a)	1,259	1,202
Parexel International Corporation
Term Loan B, 5.15%, (3M LIBOR + 2.75%), 08/06/24 (a)	517	494
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (a) (k)	125	125
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (a)	540	538
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	355	354
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (a)	521	518
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (a)	1	1
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (a)	1,204	1,197
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (a)	782	780
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (a) (k)	190	186
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (a)	127	127
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (a)	937	936

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

115

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Vizient, Inc.
2019 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/17/26 (a)	110	110
Wink Holdco, Inc
1st Lien Term Loan B, 5.40%, (3M LIBOR + 3.00%), 11/02/24 (a)	871	850
		20,078
Industrials 1.0%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	58	58
Achilles Acquisition LLC
2018 Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/13/25 (a)	219	219
American Airlines, Inc.
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (a)	170	167
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (a)	161	156
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (a)	80	77
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	104	101
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (a)	632	630
2019 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/01/25 (a) (k)	77	77
Comet Acquisition, Inc.
Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/23/25 (a)	104	103
Compass Power Generation LLC
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 12/20/24 (a)	633	633
CPM Holdings, Inc.
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 10/25/25 (a)	104	103
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	107	108
EAB Global, Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/15/22 (a) (e)	2	2
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (a) (e)	809	801
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.83%, (1M LIBOR + 3.50%), 11/16/24 (a)	764	761
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (a)	486	484
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (a)	767	762
KAR Auction Services, Inc.
Term Loan B5, 4.88%, (3M LIBOR + 2.50%), 03/06/23 (a)	50	50
Kenan Advantage Group, Inc.
Term Loan, 5.40%, (1M LIBOR + 3.00%), 07/22/22 (a)	406	391
Milacron LLC
Amended Term Loan B, 4.90%, (3M LIBOR + 2.50%), 09/23/23 (a)	1,161	1,129
Minotaur Acquisition, Inc.
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 02/27/26 (a)	1,066	1,046
Monitronics International Inc.
Term Loan B2, 9.83%, (3M LIBOR + 7.50%), 09/30/22 (a)	224	212
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (a)	1,123	1,089
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (a)	716	710
	Shares/Par[1]	Value ($)
Pike Corporation
2018 Term Loan B, 5.91%, (3M LIBOR + 3.50%), 03/13/25 (a)	330	330
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (a)	1,306	1,285
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (a) (k)	140	139
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	575	571
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/11/25 (a)	342	340
Southern Graphics, Inc.
2018 Term Loan B, 5.73%, (1M LIBOR + 3.25%), 12/31/22 (a)	471	391
Syncreon Global Finance (US) Inc.
Term Loan B, 6.83%, (3M LIBOR + 4.25%), 10/28/20 (a)	470	265
Tamko Building Products, Inc
Term Loan B, 5.69%, (3M LIBOR + 3.25%), 05/15/26 (a)	185	184
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (a)	1,054	1,049
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (a)	434	414
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (a)	982	963
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	150	146
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	189	187
2017 Term Loan B, 5.69%, (3M LIBOR + 3.00%), 12/09/23 (a)	169	168
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/22/26 (a)	319	319
WP CPP Holdings, LLC
Term Loan, 6.33%, (3M LIBOR + 3.75%), 04/30/25 (a)	849	847
		17,467
Financials 0.9%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (a)	1,162	1,156
Alera Group Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 07/26/25 (a)	204	204
AlixPartners, LLP
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/28/24 (a)	260	260
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (a)	433	424
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (a)	1,304	1,289
Asurion LLC
2018 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 11/03/23 (a)	964	961
2018 Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 11/15/24 (a)	39	39
2017 2nd Lien Term Loan, 8.90%, (3M LIBOR + 6.50%), 08/04/25 (a)	290	294
BCP Renaissance Parent LLC
2017 Term Loan B, 6.08%, (3M LIBOR + 3.50%), 09/20/24 (a)	639	636
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (a)	560	561
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (a)	646	642

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.25%), 10/04/24 (a)	1,023	1,001
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (a)	802	776
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (a)	811	808
2018 2nd Lien Term Loan, 9.14%, (3M LIBOR + 6.75%), 06/26/26 (a)	65	65
Gulf Finance, LLC
Term Loan B, 7.58%, (3M LIBOR + 5.25%), 08/25/23 (a)	326	265
Term Loan B, 7.69%, (3M LIBOR + 5.25%), 08/25/23 (a)	548	446
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (a)	437	422
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (a)	205	203
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 04/04/25 (a)	334	329
RPI Finance Trust
Term Loan B6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (a) (k)	145	145
Term Loan B6, 4.40%, (3M LIBOR + 2.00%), 03/13/23 (a)	182	182
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (a)	1,132	1,114
SolarWinds Holdings, Inc.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/06/24 (a)	521	518
Solera, LLC
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (a)	1,150	1,141
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (a)	812	794
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.54%, (3M LIBOR + 5.00%), 03/18/26 (a)	310	291
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (a)	832	830
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (a) (k)	205	205
		16,001
Communication Services 0.7%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.66%, (3M LIBOR + 3.25%), 05/10/25 (a)	340	335
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (a)	875	854
Cincinnati Bell, Inc.
Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/02/24 (a)	654	649
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (a)	130	127
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (a)	355	355
Digicel International Finance Limited
2017 Term Loan B, 5.78%, (3M LIBOR + 3.25%), 05/27/24 (a)	59	51
E.W. Scripps Company (The)
Incremental Term Loan B1, 5.15%, (3M LIBOR + 2.75%), 04/04/26 (a) (e)	429	428
Entercom Media Corp.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 11/18/24 (a)	645	644
	Shares/Par[1]	Value ($)
GoodRx, Inc.
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (a)	531	527
Gray Television, Inc.
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (a)	763	762
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.65%, (3M LIBOR + 3.25%), 12/01/23 (a)	800	790
GTT Communications, Inc.
2018 USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/27/25 (a)	926	828
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (a) (k)	280	280
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (a)	920	910
Meredith Corporation
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (a)	167	167
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (k)	560	558
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (a)	499	461
Speedcast International Limited
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/03/25 (a)	323	318
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (a)	843	829
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	554	547
Tribune Media Company
Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/27/20 (a)	39	39
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (a)	1,206	1,204
Uber Technologies
2018 Term Loan, 6.41%, (3M LIBOR + 4.00%), 04/04/25 (a)	675	675
Virgin Media Bristol LLC
USD Term Loan K, 0.00%, (3M LIBOR + 2.50%), 02/10/26 (a) (k)	145	144
		12,482
Materials 0.4%
Aleris International, Inc.
Term Loan, 7.15%, (3M LIBOR + 4.75%), 04/15/23 (a)	470	470
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (a)	376	377
Berry Global, Inc.
Term Loan Q, 4.41%, (3M LIBOR + 2.00%), 10/01/22 (a)	57	56
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (a) (k)	675	670
Charter NEX US, Inc.
Incremental Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/16/24 (a)	110	110
Forterra Finance, LLC
2017 Term Loan B, 5.40%, (1M LIBOR + 3.00%), 10/25/23 (a)	612	564
GrafTech Finance, Inc.
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 02/01/25 (a)	764	748
Hexion Inc
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (a) (k)	185	185
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (a)	466	412

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

117

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (a)	405	399
Phoenix Services International, LLC
Term Loan, 6.16%, (3M LIBOR + 3.75%), 01/29/25 (a)	173	170
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (a)	4	4
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (a)	140	138
Pro Mach Group, Inc.
2018 Term Loan B, 5.14%, (3M LIBOR + 2.75%), 03/07/25 (a)	460	442
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (a)	838	833
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (a)	783	772
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (a)	2	2
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (a)	815	801
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 10/20/24 (a)	112	111
2017 1st Lien Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/20/24 (a)	97	95
		7,359
Energy 0.4%
Brazos Delaware II, LLC
Term Loan B, 6.38%, (3M LIBOR + 4.00%), 05/16/25 (a)	663	623
Calpine Corporation
Term Loan B9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (a) (k)	480	479
Covia Holdings Corporation
Term Loan, 6.60%, (3M LIBOR + 4.00%), 05/17/25 (a)	292	234
EG America LLC
2018 USD Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	74	72
Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	553	543
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (a)	212	209
ExGen Renewables IV, LLC
Term Loan B, 5.53%, (1M LIBOR + 3.00%), 11/15/24 (a)	161	154
Foresight Energy, LLC
2017 1st Lien Term Loan, 8.27%, (1M LIBOR + 5.75%), 03/16/22 (a)	903	733
Frontera Generation Holdings LLC
2018 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 04/25/25 (a)	440	429
Gavilan Resources, LLC
2nd Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 02/24/24 (a) (e)	125	64
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (a)	875	870
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (a)	712	678
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (a) (e)	684	645
Prairie ECI Acquiror LP
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 03/07/26 (a)	259	260
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (a)	358	354
	Shares/Par[1]	Value ($)
U.S. Silica Company
2018 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 04/12/25 (a)	19	17
Ultra Resources, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 04/14/24 (a)	240	182
		6,546
Consumer Staples 0.3%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (a)	60	60
Albertsons, LLC
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (a)	352	352
Term Loan B7, 0.00%, (3M LIBOR + 3.00%), 10/24/25 (a) (k)	140	139
Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 10/24/25 (a)	75	74
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (a)	1,000	1,000
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (a)	653	647
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.59%, (1M LIBOR + 4.00%), 07/22/20 (a) (e)	834	790
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 04/27/26 (a) (k)	240	239
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (a)	474	473
KIK Custom Products, Inc.
2015 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 08/26/22 (a)	839	790
		4,564
Utilities 0.1%
Calpine Corporation
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (a)	90	90
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (a) (k)	160	160
Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/29/25 (a)	487	486
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/05/25 (a)	338	337
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 10/05/26 (a)	65	64
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (a)	668	667
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (a)	261	261
		2,065
Real Estate 0.1%
Capital Automotive L.P.
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (a)	114	114
Forest City Enterprises, L.P.
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/24/25 (a)	413	414
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (a)	478	475
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (a)	495	489
		1,492
Total Senior Loan Interests (cost $141,105)		138,204
SHORT TERM INVESTMENTS 12.5%
Treasury Securities 6.6%
U.S. Treasury Bill
2.47%, 08/15/19 (l)	32,300	32,215
2.09%, 09/19/19 (l)	22,400	22,296

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2.42%, 10/10/19 (l)	19,900	19,784
2.53%, 11/07/19 (l)	42,400	42,087
		116,382
Investment Companies 5.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (m) (n)	104,169	104,169
Total Short Term Investments (cost $220,476)		220,551
Total Investments 96.6% (cost $1,702,160)		1,710,083
Other Derivative Instruments 4.1%		73,263
Other Assets and Liabilities, Net (0.7)%		(12,512)
Total Net Assets 100.0%		1,770,834

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $715,520 and 40.4%, respectively.

(c)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(d)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $2,459.

(h)   Perpetual security. Next contractual call date presented, if applicable.

(i)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(l)  The coupon rate represents the yield to maturity.

(m)   Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.0%
Mortgage-Backed Securities 21.7%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (a)	7,900	7,951
TBA, 3.00%, 07/15/33 - 07/15/48 (a)	40,000	40,581
TBA, 3.50%, 07/15/48 (a)	34,400	35,167
TBA, 4.00%, 07/15/48 (a)	31,100	32,140
TBA, 4.50%, 07/15/48 (a)	21,200	22,152
Government National Mortgage Association
4.00%, 02/20/41 - 11/20/44	1,702	1,795
	Shares/Par[1]	Value ($)
4.50%, 04/20/47 - 07/15/48 (a)	8,144	8,544
TBA, 3.00%, 07/15/48 (a)	19,700	20,123
TBA, 3.50%, 02/20/42 - 07/15/48 (a)	35,200	36,489
TBA, 4.00%, 07/15/48 (a)	12,600	13,062
		218,004
U.S. Treasury Securities 20.2%
U.S. Treasury Bond
0.00%, 11/15/35 - 08/15/41 (b)	51,970	31,736
3.63%, 02/15/44	12,520	15,114
3.13%, 08/15/44	6,470	7,211
3.00%, 11/15/44	10,400	11,351
2.88%, 08/15/45	3,500	3,737
2.88%, 11/15/46	17,018	18,191
U.S. Treasury Note
1.63%, 07/31/20	130	130
1.38%, 04/30/21	30	30
2.25%, 10/31/24	41,590	42,539
2.63%, 12/31/25	20,180	21,120
1.88%, 06/30/26 (a)	47,433	47,433
2.88%, 08/15/28	4,520	4,855
		203,447
Treasury Inflation Indexed Securities 2.9%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (c)	5,253	5,475
0.88%, 01/15/29 (c)	15,181	15,985
1.00%, 02/15/49 (c)	7,109	7,518
		28,978
Sovereign 1.3%
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (d)	200	215
7.63%, 06/29/27 (d)	100	113
Cabinet of Ministers of Ukraine
7.75%, 09/01/21 - 09/01/27 (d)	1,250	1,304
Cameroon, Government of
9.50%, 11/19/25 (d)	225	244
Gobierno de la Provincia de Buenos Aires
10.88%, 01/26/21	267	252
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (d)	600	521
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 10/12/10	200	218
Government of the Sultanate of Oman
5.38%, 03/08/27 (d)	200	187
Iraq, Government of
5.80%, 01/15/28	650	638
Ministerul Finantelor Publice
5.13%, 06/15/48 (d)	50	56
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (d)	500	539
4.82%, 03/14/49 (d)	400	456
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (d)	200	216
5.25%, 06/23/47 (d)	600	660
Minstry of Finance, Lebenon Republic of
5.45%, 11/28/19	250	248
6.38%, 03/09/20	375	367
Nigeria, Federal Government of
6.50%, 11/28/27 (d)	200	199
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (e) (f) (g) (h)	10,380	1,604
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (d) (i)	226	219
Presidencia Da Republica Federativa Do Brasil
8.25%, 01/20/34	400	533
5.63%, 01/07/41	75	80
Presidencia De La Nacion
6.88%, 04/22/21	200	175
5.63%, 01/26/22	200	168
7.50%, 04/22/26	1,000	836
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (d)	100	100
Presidencia de la Republica Dominicana
5.95%, 01/25/27 (d)	150	161
6.40%, 06/05/49 (d)	500	522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

119

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Saudi Arabia, Government of
4.38%, 04/16/29 (d)	250	270
5.25%, 01/16/50 (d)	150	170
The Arab Republic of Egypt
6.13%, 01/31/22 (d)	725	747
7.50%, 01/31/27 (d)	500	532
The Republic of Indonesia, The Government of
7.75%, 01/17/38 (d)	150	216
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	400	394
6.25%, 09/26/22	500	503
		13,663
Commercial Mortgage-Backed Securities 1.0%
Federal Home Loan Mortgage Corporation
Series A2-K069, REMIC, 3.19%, 09/25/27 (j)	3,850	4,060
Series A2-K073, REMIC, 3.35%, 01/25/28	4,000	4,264
Series A2-K077, REMIC, 3.85%, 05/25/28	1,800	1,989
		10,313
Municipal 0.9%
California, State of
7.95%, 03/01/36	1,290	1,339
7.63%, 03/01/40	2,390	3,771
Illinois, State of
5.10%, 06/01/33	2,535	2,670
6.63%, 02/01/35	310	358
7.35%, 07/01/35	610	719
		8,857
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series N-1103, REMIC, 1156.50%, 06/15/21	—	—
Total Government And Agency Obligations (cost $475,028)		483,262
CORPORATE BONDS AND NOTES 33.9%
Financials 14.4%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	1,600	1,620
4.88%, 01/16/24	800	857
AerCap Ireland Limited
4.63%, 07/01/22	2,175	2,284
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	2,425	2,549
Ally Financial Inc.
4.13%, 02/13/22	400	410
5.13%, 09/30/24	400	432
4.63%, 03/30/25	500	529
Altice Financing S.A.
6.63%, 02/15/23 (d)	600	615
American International Group, Inc.
3.90%, 04/01/26	2,000	2,092
4.20%, 04/01/28	775	827
Azul Investments LLP
5.88%, 10/26/24 (d)	100	99
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (d) (k)	150	143
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (k)	500	505
3.86%, 07/23/24	2,450	2,570
4.20%, 08/26/24	100	106
3.25%, 10/21/27	1,875	1,921
4.18%, 11/25/27	3,725	3,950
3.82%, 01/20/28 (j)	1,575	1,666
4.27%, 07/23/29	1,475	1,609
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (k)	300	314
4.61%, 02/15/23 (l)	2,400	2,486
5.09%, 06/20/30	2,500	2,558
Bayer US Finance II LLC
3.88%, 12/15/23 (d)	1,900	1,969
BNP Paribas
3.50%, 03/01/23 (d)	3,650	3,751
3.38%, 01/09/25 (d)	975	991
	Shares/Par[1]	Value ($)
BPCE
4.00%, 09/12/23 (d)	1,950	2,040
4.63%, 09/12/28 (d)	975	1,078
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,116	1,164
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	3,086
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	300	314
Citigroup Inc.
3.05%, 05/01/20	2,825	2,841
3.40%, 05/01/26	4,925	5,096
4.30%, 11/20/26	200	211
4.13%, 07/25/28	475	501
Credit Suisse Group AG
6.50%, 08/08/23 (d)	400	440
4.21%, 06/12/24 (d)	1,000	1,048
4.28%, 01/09/28 (d)	2,059	2,173
3.87%, 01/12/29 (d)	303	312
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	760
CTR Partnership, L.P.
5.25%, 06/01/25	200	207
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,784
4.50%, 04/01/25	4,000	3,847
Diamond Finance International Limited
5.45%, 06/15/23 (d)	1,125	1,213
6.02%, 06/15/26 (d)	250	276
8.35%, 07/15/46 (d)	450	567
Discover Bank
8.70%, 11/18/19	551	564
4.68%, 08/09/28	2,000	2,069
Discover Financial Services
3.85%, 11/21/22	1,499	1,566
4.50%, 01/30/26	2,000	2,143
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	4,218
General Motors Financial Company, Inc.
4.38%, 09/25/21	6,000	6,197
HUB International Limited
7.00%, 05/01/26 (d)	200	203
Icahn Enterprises L.P.
6.38%, 12/15/25	600	613
6.25%, 05/15/26 (d)	80	81
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (d)	2,000	2,017
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (k)	2,575	2,604
3.96%, 01/29/27	2,050	2,192
3.51%, 01/23/29	1,850	1,924
JSC Bank of Georgia
6.00%, 07/26/23 (d)	200	201
Level 3 Financing, Inc.
5.13%, 05/01/23	400	404
5.38%, 01/15/24	300	306
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,325
Morgan Stanley
3.98%, (3M USD LIBOR + 1.40%), 10/24/23 (j)	1,625	1,656
3.74%, 04/24/24	1,475	1,536
3.88%, 04/29/24	1,150	1,218
3.70%, 10/23/24	3,000	3,160
4.00%, 07/23/25	150	160
3.63%, 01/20/27	150	157
4.43%, 01/23/30	2,100	2,321
MSCI Inc.
5.25%, 11/15/24 (d)	300	311
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (k) (l)	300	308
5.13%, 05/28/24	1,500	1,582
Navient Corporation
6.63%, 07/26/21	400	426
Nostrum Oil & Gas Finance B.V.
8.00%, 07/25/22 (d)	200	133

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Nuveen, LLC
4.00%, 11/01/28 (d)	425	465
Petrobras Global Finance B.V.
8.75%, 05/23/26	600	741
5.75%, 02/01/29	40	42
Pine Street Trust I
4.57%, 02/15/29 (d)	1,000	1,045
Pine Street Trust II
5.57%, 02/15/49 (d)	1,000	1,081
Quicken Loans Inc.
5.25%, 01/15/28 (d)	300	299
Regions Bank
6.45%, 06/26/37	1,000	1,266
SLM Corporation
7.25%, 01/25/22	500	541
Solera, LLC
10.50%, 03/01/24 (d)	500	542
Springleaf Finance Corporation
7.13%, 03/15/26	300	327
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (d)	1,275	1,345
Synchrony Financial
4.38%, 03/19/24	1,000	1,049
5.15%, 03/19/29	2,500	2,694
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (k)	200	207
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (d)	640	748
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (d)	300	303
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	8,033
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (j) (l)	2,035	2,056
3.88%, 09/12/23	1,479	1,515
4.52%, 06/25/24 (j) (l)	1,975	2,053
4.27%, 03/22/25 (l)	1,225	1,266
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (d)	300	277
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (d)	2,300	2,321
UniCredit S.p.A.
6.57%, 01/14/22 (d)	2,000	2,124
Unum Group
4.00%, 06/15/29	1,500	1,535
5.75%, 08/15/42	1,500	1,727
USA Compression Finance Corp.
6.88%, 04/01/26	200	212
USIS Merger Sub, Inc.
6.88%, 05/01/25 (d)	200	198
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (d)	200	207
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (k)	300	314
Zenith Bank PLC
7.38%, 05/30/22 (d)	200	212
Ziggo Bond Finance B.V.
5.88%, 01/15/25 (d) (m)	600	606
		144,757
Energy 4.9%
Anadarko Petroleum Corporation
6.45%, 09/15/36	1,135	1,395
6.60%, 03/15/46	1,375	1,787
Archrock Partners, L.P.
6.88%, 04/01/27 (d)	200	209
California Resources Corporation
8.00%, 12/15/22 (d)	700	527
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,568
Cenovus Energy Inc.
4.25%, 04/15/27	925	957
Cheniere Corpus Christi Holdings, LLC
7.00%, 06/30/24	600	690
5.88%, 03/31/25	600	668
	Shares/Par[1]	Value ($)
Chesapeake Energy Corporation
8.00%, 01/15/25	300	277
Citgo Petroleum Corporation
6.25%, 08/15/22 (d)	300	300
Comstock Escrow Corporation
9.75%, 08/15/26	300	230
Continental Resources, Inc.
4.50%, 04/15/23	4,375	4,597
4.38%, 01/15/28	200	211
Crestwood Midstream Partners LP
5.75%, 04/01/25	300	305
CVR Refining, LLC
6.50%, 11/01/22	300	305
DCP Midstream Operating, LP
5.38%, 07/15/25	400	422
Denbury Resources Inc.
7.75%, 02/15/24 (d)	300	250
Devon Energy Corporation
5.85%, 12/15/25	452	537
4.75%, 05/15/42	800	878
DTEK Finance PLC
10.75%, 12/31/24 (i) (n)	400	407
Energy Transfer LP
4.65%, 06/01/21	725	748
4.20%, 09/15/23	1,775	1,860
5.50%, 06/01/27	1,400	1,565
5.25%, 04/15/29	1,125	1,256
5.30%, 04/15/47	700	733
6.00%, 06/15/48	490	560
Ensco Rowan PLC
7.75%, 02/01/26	200	149
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	3,368
Everest Acquisition, LLC
8.00%, 11/29/24 (d)	300	201
Frontera Energy Corporation
9.70%, 06/25/23 (d)	200	213
Global Partners LP
7.00%, 06/15/23	300	305
Halliburton Company
3.80%, 11/15/25	225	236
Hess Infrastructure Partners LP
5.63%, 02/15/26 (d)	300	309
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (d)	300	299
Jonah Energy LLC
7.25%, 10/15/25 (d)	200	97
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	2,125	2,184
Kosmos Energy Ltd.
7.13%, 04/04/26 (d)	200	202
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (d)	200	204
Marathon Oil Corporation
4.40%, 07/15/27	650	689
Marathon Petroleum Corporation
3.80%, 04/01/28	625	636
MEG Energy Corp.
6.38%, 01/30/23 (d)	50	48
7.00%, 03/31/24 (d)	300	286
MPLX LP
4.80%, 02/15/29	500	550
4.50%, 04/15/38	675	681
4.70%, 04/15/48	325	330
Nabors Industries, Inc.
5.75%, 02/01/25	200	177
Noble Corporation
7.88%, 02/01/26 (d)	200	172
Parsley Energy, LLC
5.38%, 01/15/25 (d)	300	307
PBF Logistics LP
6.88%, 05/15/23	300	309
PDV America, Inc.
10.75%, 02/15/20 (d)	300	310

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

121

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
6.90%, 03/19/49	190	202
Petroleos Mexicanos
4.88%, 01/24/22	250	249
6.50%, 06/02/41	650	577
6.38%, 01/23/45	60	52
6.75%, 09/21/47	20	18
Phillips 66
3.90%, 03/15/28	1,425	1,499
Plains All American Pipeline, L.P.
3.65%, 06/01/22	1,275	1,307
3.85%, 10/15/23	800	825
4.50%, 12/15/26	1,450	1,544
PT Pertamina (Persero)
6.50%, 11/07/48 (d)	100	123
Rose Rock Midstream, L.P.
5.63%, 07/15/22	900	888
Sanchez Energy Corporation
7.25%, 02/15/23 (d)	300	228
Summit Midstream Holdings, LLC
5.50%, 08/15/22	300	288
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	524
5.40%, 10/01/47	200	211
Sunoco LP
5.50%, 02/15/26	200	208
Targa Resource Corporation
5.25%, 05/01/23	600	608
Teine Energy Ltd.
6.88%, 09/30/22 (d)	200	203
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (d)	100	105
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (d)	150	145
Weatherford International, LLC
9.88%, 03/01/25	300	156
Western Midstream Operating, LP
3.95%, 06/01/25	1,150	1,145
Williams Partners L.P.
3.60%, 03/15/22	1,245	1,277
3.90%, 01/15/25	1,275	1,335
YPF Sociedad Anonima
8.50%, 06/27/29 (d)	200	197
		49,418
Communication Services 3.7%
AT&T Inc.
3.40%, 05/15/25	4,150	4,263
4.35%, 03/01/29	450	482
4.90%, 08/15/37	400	432
5.45%, 03/01/47	500	574
Cablevision Systems Corporation
5.88%, 09/15/22	500	529
CCO Holdings, LLC
4.00%, 03/01/23 (d)	600	603
5.75%, 01/15/24	600	614
5.75%, 02/15/26 (d)	600	631
Charter Communications Operating, LLC
4.46%, 07/23/22	1,950	2,047
4.50%, 02/01/24	3,100	3,297
4.91%, 07/23/25	1,700	1,844
5.38%, 05/01/47	1,000	1,052
Comcast Corporation
4.15%, 10/15/28	1,400	1,543
4.25%, 10/15/30	1,075	1,197
CSC Holdings, LLC
5.25%, 06/01/24	1,000	1,039
DISH DBS Corporation
5.88%, 07/15/22	400	406
Fox Corporation
4.03%, 01/25/24 (d)	650	690
4.71%, 01/25/29 (d)	550	613
Frontier Communications Corporation
8.00%, 04/01/27 (d)	300	312
	Shares/Par[1]	Value ($)
GTH Finance B.V.
7.25%, 04/26/23 (d)	200	219
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (d)	200	198
Millicom International Cellular SA
6.00%, 03/15/25 (d)	400	415
Sirius XM Radio Inc.
3.88%, 08/01/22 (d)	500	503
4.63%, 05/15/23 (d)	500	508
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	463
5.50%, 09/01/41	4,071	4,277
Sprint Communications, Inc.
6.00%, 11/15/22	500	521
Sprint Corporation
7.88%, 09/15/23	500	544
Telecom Italia S.p.A.
5.30%, 05/30/24 (d)	400	414
T-Mobile USA, Inc.
4.50%, 02/01/26	200	205
TWDC Enterprise 18 Corp.
6.15%, 03/01/37 (d)	300	406
Verizon Communications Inc.
5.25%, 03/16/37	550	661
5.01%, 04/15/49	1,413	1,679
Vodafone Group Public Limited Company
3.75%, 01/16/24	2,950	3,088
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (d)	250	258
Zayo Group, LLC
6.38%, 05/15/25	300	307
		36,834
Health Care 2.3%
Avantor, Inc.
6.00%, 10/01/24 (d)	200	213
Bausch Health Companies Inc.
5.88%, 05/15/23 (d)	400	405
9.25%, 04/01/26 (d)	400	448
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (d)	200	211
Cigna Corporation
3.75%, 07/15/23 (d)	4,125	4,292
4.90%, 12/15/48 (d)	1,000	1,087
Community Health Systems, Inc.
6.25%, 03/31/23	500	481
8.63%, 01/15/24 (d)	500	501
CVS Health Corporation
4.13%, 05/15/21	999	1,024
3.50%, 07/20/22	2,775	2,850
3.88%, 07/20/25	2,475	2,585
4.78%, 03/25/38	1,100	1,146
5.05%, 03/25/48	1,000	1,065
Elanco Animal Health
3.91%, 08/27/21 (o)	1,475	1,507
4.27%, 08/28/23 (o)	550	577
HCA Inc.
5.38%, 02/01/25	600	647
5.88%, 02/15/26	700	773
Hologic, Inc.
4.38%, 10/15/25 (d)	200	203
IQVIA Inc.
5.00%, 05/15/27 (d)	300	309
Teleflex Incorporated
4.88%, 06/01/26	300	314
Tenet Healthcare Corporation
4.38%, 10/01/21	500	508
8.13%, 04/01/22	500	525
6.75%, 06/15/23	500	503
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	150	144
Thermo Fisher Scientific Inc.
3.00%, 04/15/23	625	637

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

122

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
WellCare Health Plans, Inc.
5.25%, 04/01/25	400	418
		23,373
Consumer Staples 2.1%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,903
4.40%, 02/14/26	25	27
3.88%, 09/16/46	4,000	3,552
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,072
4.90%, 02/01/46	1,025	1,139
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,309
4.75%, 01/23/29	1,750	1,984
4.60%, 04/15/48	650	698
5.80%, 01/23/59	1,000	1,252
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,593
C&S Group Enterprises LLC
5.38%, 07/15/22 (d)	300	300
Cosan Overseas Limited
8.25%, (callable at 100 beginning 11/05/19) (k)	250	258
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (d)	600	613
JBS USA Food Company
5.88%, 07/15/24 (d)	600	617
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (d)	200	208
Post Holdings, Inc.
5.50%, 03/01/25 (d)	300	310
Reynolds American Inc.
4.45%, 06/12/25	325	344
5.85%, 08/15/45	1,000	1,077
Vector Group Ltd.
6.13%, 02/01/25 (d)	400	370
		21,626
Real Estate 1.9%
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,197
CoreCivic, Inc.
4.63%, 05/01/23	300	295
Crown Castle International Corp.
5.25%, 01/15/23	1,575	1,711
ESH Hospitality, Inc.
5.25%, 05/01/25 (d)	200	205
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,678
Kilroy Realty, L.P.
4.75%, 12/15/28	925	1,025
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	600	646
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	315
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,283
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	952
4.50%, 04/01/27	5,000	5,214
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	202
The Howard Hughes Corporation
5.38%, 03/15/25 (d)	300	310
Vereit Operating Partnership, L.P.
4.13%, 06/01/21	1,125	1,152
4.63%, 11/01/25	1,475	1,583
3.95%, 08/15/27	650	670
		19,438
Industrials 1.5%
AECOM
5.88%, 10/15/24	500	542
Aeropuertos Argentina 2000 S.A.
6.88%, 02/01/27 (d)	290	285
Air Lease Corporation
3.75%, 06/01/26	3,475	3,560
	Shares/Par[1]	Value ($)
Avolon Holdings Funding Limited
3.63%, 05/01/22 (d)	400	405
3.95%, 07/01/24 (d)	850	870
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (d)	300	314
Bombardier Inc.
6.13%, 01/15/23 (d)	400	402
7.50%, 12/01/24 (d)	400	409
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (d)	300	272
BWXT Government Group, Inc.
5.38%, 07/15/26 (d)	300	310
FLY Leasing Limited
6.38%, 10/15/21	225	230
Georgian Railway JSC
7.75%, 07/11/22 (d)	50	54
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (d)	300	297
Park Aerospace Holdings Limited
4.50%, 03/15/23 (d)	400	414
5.50%, 02/15/24 (d)	4,000	4,309
Rumo Luxembourg SARL
7.38%, 02/09/24 (d)	200	216
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	200	213
Shortline PLC
9.88%, 09/15/21 (d)	140	143
Tempo Acquisition, LLC
6.75%, 06/01/25 (d)	300	309
The ADT Security Corporation
4.88%, 07/15/32 (d)	200	170
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d)	400	394
TransDigm Inc.
6.50%, 07/15/24	800	810
		14,928
Utilities 1.4%
Berkshire Hathaway Energy Company
3.25%, 04/15/28	475	490
Clearway Energy Operating LLC
5.00%, 09/15/26	200	195
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,181
Dynegy Inc.
5.88%, 06/01/23	600	613
ESKOM Holdings
5.75%, 01/26/21 (d)	250	253
6.75%, 08/06/23 (d)	100	105
MidAmerican Energy Company
3.65%, 04/15/29	800	863
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (d)	300	302
NiSource Inc.
3.65%, 06/15/23	1,150	1,195
NRG Energy, Inc.
7.25%, 05/15/26	300	330
Sempra Energy
3.10%, (3M USD LIBOR + 0.50%), 01/15/21 (j)	2,050	2,043
Southern California Edison Company
3.70%, 08/01/25	1,425	1,471
4.20%, 03/01/29	975	1,036
Terraform Power Operating, LLC
6.63%, 06/15/25 (d) (i)	300	315
The AES Corporation
5.50%, 04/15/25	300	312
The Southern Company
3.25%, 07/01/26	1,850	1,879
		13,583
Consumer Discretionary 0.8%
Altice S.A.
7.75%, 05/15/22 (d)	600	610
Aramark Services, Inc.
5.13%, 01/15/24	300	308

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

123

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (e) (f) (h) (p)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (d)	600	600
Dish Network Corporation
2.38%, 03/15/24 (l)	200	185
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,091
4.20%, 05/15/28	1,125	1,166
Eldorado Resorts, Inc.
6.00%, 04/01/25	200	210
Golden Entertainment, Inc.
7.63%, 04/15/26 (d)	300	308
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	400	406
KFC Holding Co.
5.00%, 06/01/24 (d)	200	207
Laureate Education, Inc.
8.25%, 05/01/25 (d)	300	328
Mattel, Inc.
6.75%, 12/31/25 (d)	200	206
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (d)	200	200
New Golden Nugget Inc.
6.75%, 10/15/24 (d)	300	309
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (d)	300	303
Scientific Games International, Inc.
5.00%, 10/15/25 (d)	300	303
Service Corporation International
5.13%, 06/01/29	200	211
Stars Group Holdings B.V.
7.00%, 07/15/26 (d)	400	423
The William Carter Company
5.63%, 03/15/27 (d)	200	209
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (d)	200	210
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	300	310
Wynn Macau, Limited
4.88%, 10/01/24 (d)	300	296
		8,399
Materials 0.6%
Ardagh Packaging Finance Public Limited Company
4.63%, 05/15/23 (d)	600	611
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	200	204
CF Industries, Inc.
5.38%, 03/15/44	200	188
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (d)	200	175
Crown Americas LLC
4.50%, 01/15/23	300	312
CSN Resources S.A.
7.63%, 02/13/23 (d)	230	243
First Quantum Minerals Ltd
7.25%, 04/01/23 (d)	300	291
Flex Acquisition Company, Inc.
7.88%, 07/15/26 (d)	300	277
Metinvest B.V.
7.75%, 04/23/23 (d)	300	310
Nufarm Australia Limited
5.75%, 04/30/26 (d)	300	284
OCI N.V.
6.63%, 04/15/23 (d)	300	313
Olin Corporation
5.13%, 09/15/27	200	205
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (d)	300	312
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (d)	200	193
Platform Specialty Products Corporation
5.88%, 12/01/25 (d)	300	312
	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (d)	300	306
Stillwater Mining Company
6.13%, 06/27/22 (d)	300	303
The Chemours Company
6.63%, 05/15/23	200	207
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (d)	200	192
Valvoline, Inc.
4.38%, 08/15/25	200	200
Vedanta Resources Limited
8.25%, 06/07/21 (d)	175	183
6.38%, 07/30/22 (d)	200	197
		5,818
Information Technology 0.3%
CDK Global, Inc.
4.88%, 06/01/27	300	309
Nuance Communications, Inc.
5.63%, 12/15/26	300	313
Open Text Corp
5.88%, 06/01/26 (d)	300	318
Qorvo, Inc.
5.50%, 07/15/26	300	317
Radiate HoldCo, LLC
6.88%, 02/15/23 (d)	500	501
SS&C Technologies, Inc.
5.50%, 09/30/27 (d)	200	207
Symantec Corporation
3.95%, 06/15/22	400	406
TTM Technologies, Inc.
5.63%, 10/01/25 (d)	300	294
		2,665
Total Corporate Bonds And Notes (cost $332,214)		340,839
SENIOR LOAN INTERESTS 4.5%
Consumer Discretionary 1.2%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 0.00%, (3M LIBOR + 2.25%), 02/15/24 (j) (q)	500	496
Altice France S.A.
USD Term Loan B12, 0.00%, (3M LIBOR + 3.69%), 01/31/26 (j) (q)	1,000	967
Anastasia Parent, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 08/03/25 (j) (q)	250	213
Bass Pro Group, LLC
Term Loan B, 0.00%, (3M LIBOR + 5.00%), 11/15/23 (j) (q)	1,000	954
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (j) (q)	500	500
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 12/23/24 (j) (q)	1,000	982
Charter Communications Operating, LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 04/30/25 (j) (q)	750	749
CityCenter Holdings, LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 2.25%), 04/14/24 (j) (q)	250	249
CSC Holdings, LLC
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.25%), 07/15/25 (j) (q)	1,000	983
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 0.00%, (3M LIBOR + 2.50%), 02/01/24 (j) (q)	500	488
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.00%), 03/08/24 (j) (q)	500	498
Golden Nugget, Inc.
2017 Incremental Term Loan B, 0.00%, (3M LIBOR + 2.75%), 10/04/23 (j) (q)	500	495
KinderCare Education LLC
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 02/21/25 (j) (q)	500	497

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

124

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Life Time Fitness Inc
2017 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/22/22 (j) (q)	500	497
Radiate HoldCo, LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 02/01/24 (j) (q)	250	247
Scientific Games International, Inc.
2018 Term Loan B5, 0.00%, (3M LIBOR + 2.75%), 08/14/24 (j) (q)	500	492
Spin Holdco Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 11/14/22 (j) (q)	500	489
Staples, Inc.
7 Year Term Loan, 0.00%, (3M LIBOR + 5.00%), 04/05/26 (j) (q)	250	240
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (j) (q)	500	500
Station Casinos LLC
2016 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 06/08/23 (j) (q)	500	497
Weight Watchers International, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.75%), 11/16/24 (j) (q)	500	490
WideOpenWest Finance LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 08/19/23 (j) (q)	250	244
		11,767
Information Technology 0.8%
Almonde, Inc.
USD 1st Lien Term Loan, 4.74%, (3M LIBOR + 3.50%), 04/06/24 (j)	750	730
USD 2nd Lien Term Loan, 0.00%, (3M LIBOR + 7.25%), 06/13/25 (j) (q)	250	248
Ancestry.com Operations Inc.
2017 1st Lien Term Loan, 0.00%, (1M LIBOR + 3.25%), 10/19/23 (j) (q)	500	498
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/25 (j) (q)	250	236
Cabot Microelectronics Corporation
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 11/01/25 (j) (q)	500	499
CommScope, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 02/07/26 (j) (q)	500	498
DigiCert, Inc.
2017 Term Loan B1, 0.00%, (3M LIBOR + 4.00%), 09/19/24 (j) (q)	500	497
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (j) (q)	500	485
First Data Corporation
2017 USD Term Loan, 0.00%, (1M LIBOR + 2.00%), 07/08/22 (j) (q)	500	499
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 0.00%, (3M LIBOR + 2.00%), 02/15/24 (j) (q)	500	500
Kronos Incorporated
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (j) (q)	1,000	997
MA FinanceCo., LLC
2017 Term Loan B2, 0.00%, (3M LIBOR + 2.25%), 11/19/21 (j) (q)	750	741
McAfee, LLC
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/29/24 (j) (q)	500	499
Red Ventures, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/08/24 (j) (q)	60	60
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 0.00%, (3M LIBOR + 2.25%), 02/27/25 (j) (q)	309	308
SS&C Technologies Inc.
2018 Term Loan B3, 0.00%, (3M LIBOR + 2.25%), 02/27/25 (j) (q)	441	439
	Shares/Par[1]	Value ($)
TTM Technologies, Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/28/24 (j) (q)	250	248
Vertafore, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (j) (q)	250	240
Web.com Group, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (j) (q)	250	246
		8,468
Financials 0.5%
Asurion LLC
2017 Term Loan B4, 0.00%, (3M LIBOR + 3.00%), 08/04/22 (j) (q)	1,500	1,496
2017 2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.50%), 07/13/25 (j) (q)	375	380
BCP Renaissance Parent LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 09/20/24 (j) (q)	250	249
Crown Finance US, Inc.
2018 USD Term Loan, 0.00%, (3M LIBOR + 2.25%), 02/07/25 (j) (q)	497	488
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 0.00%, (3M LIBOR + 3.25%), 08/15/25 (j) (q)	250	249
Hub International Limited
2018 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 04/25/25 (j) (q)	500	487
Level 3 Financing Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/16/24 (j) (q)	500	496
Lightstone Holdco LLC
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 01/30/24 (j) (q)	237	233
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 0.00%, (3M LIBOR + 5.00%), 03/18/26 (j) (q)	140	131
VICI Properties 1 LLC
Replacement Term Loan B, 0.00%, (3M LIBOR + 2.00%), 12/15/24 (j) (q)	500	494
		4,703
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 0.00%, (3M LIBOR + 4.00%), 01/24/26 (j) (q)	175	175
AGRO Merchants Group, LLC
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 12/06/24 (j) (q)	500	498
Altra Industrial Motion Corp.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (j) (q)	250	245
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 0.00%, (3M LIBOR + 1.75%), 01/15/25 (j) (q)	500	499
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/17/24 (j) (q)	250	241
Brookfield WEC Holdings Inc.
2019 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/01/25 (j) (q)	35	35
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 0.00%, (3M LIBOR + 4.00%), 01/22/26 (j) (q)	325	326
Filtration Group Corporation
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/27/25 (j) (q)	250	249
Lineage Logicstics, LLC
Term Loan C, 0.00%, (3M LIBOR + 3.00%), 02/27/25 (j) (q)	250	247
Trans Union, LLC
Term Loan B3, 0.00%, (3M LIBOR + 2.00%), 04/09/23 (j) (q)	500	499
TransDigm, Inc.
2018 Term Loan F, 0.00%, (1M LIBOR + 2.50%), 06/09/23 (j) (q)	1,000	981

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Tunnel Hill Partners, LP
Term Loan, 0.00%, (3M LIBOR + 3.50%), 02/08/26 (j) (q)	125	125
USI, Inc.
2017 Repriced Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/16/24 (j) (q)	500	487
		4,607
Materials 0.4%
Berlin Packaging LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/01/25 (j) (q)	500	485
Berry Global, Inc.
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (j) (q)	1,000	993
Consolidated Container Company LLC
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 05/07/25 (j) (p) (q)	500	486
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/22/26 (j) (q)	125	124
Flex Acquisition Company, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 12/29/23 (j) (q)	500	474
Hexion Inc
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (j) (q)	50	50
Messer Industries GmbH
2018 USD Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/19/25 (j) (q)	500	493
Reynolds Group Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/05/23 (j) (q)	500	496
Starfruit Finco B.V
2018 USD Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (j) (q)	500	491
		4,092
Health Care 0.4%
Athenahealth, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 4.50%), 01/25/26 (j) (q)	250	249
Bausch Health Companies Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 11/26/25 (j) (q)	1,000	993
Catalent Pharma Solutions Inc.
Term Loan B2, 0.00%, (3M LIBOR + 2.25%), 05/10/26 (j) (q)	250	250
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 4.50%), 11/09/25 (j) (q)	500	497
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (j) (q)	500	489
U.S. Renal Care, Inc
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/22/24 (j) (q)	500	499
U.S. Renal Care, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/11/26 (j) (q)	500	490
Verscend Holding Corp.
2018 Term Loan B, 0.00%, (3M LIBOR + 4.50%), 08/10/25 (j) (q)	500	500
		3,967
Communication Services 0.4%
Coral-US Co-Borrower, LLC
Term Loan B4, 0.00%, (3M LIBOR + 3.25%), 01/15/26 (j) (q)	500	501
Frontier Communications Corp.
2017 Term Loan B1, 0.00%, (3M LIBOR + 3.75%), 05/31/24 (j) (q)	1,000	979
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (j) (q)	250	250
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 0.00%, (3M LIBOR + 3.75%), 11/27/23 (j) (q)	1,000	989
	Shares/Par[1]	Value ($)
Springer Science+Business Media LLC
Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/24/22 (j) (q)	500	499
Uber Technologies
2018 Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/13/23 (j) (q)	500	499
		3,717
Energy 0.2%
BCP Renaissance Parent LLC
2017 Term Loan B, 0.00%, (1M LIBOR + 4.25%), 06/07/24 (j) (q)	500	474
California Resources Corporation
Second Out Term Loan, 11.66%, (3M LIBOR + 10.38%), 08/05/23 (j)	500	506
Citgo Petroleum Corporation
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 07/29/21 (j) (q)	500	499
Limetree Bay Terminals LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 02/10/24 (j) (q)	125	120
Murray Energy Corporation
2018 Term Loan B2, 0.00%, (3M LIBOR + 7.25%), 10/17/22 (j) (q)	500	332
Stetson Midstream
Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/18/25 (j) (q)	250	248
TEX Operations Co. LLC
Exit Term Loan B, 5.00%, (3M LIBOR + 2.00%), 08/04/23 (j)	500	499
		2,678
Consumer Staples 0.2%
Albertsons, LLC
USD 2017 Term Loan B5, 0.00%, (3M LIBOR + 3.00%), 12/21/22 (j) (q)	500	500
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 04/27/26 (j) (q)	500	499
Post Holdings Inc.
2017 Series A Incremental Term Loan, 0.00%, (3M LIBOR + 2.00%), 05/24/24 (j) (q)	500	497
Southeastern Grocers, LLC
Term Loan, 0.00%, (3M LIBOR + 8.00%), 05/31/24 (j) (q)	250	239
		1,735
Utilities 0.0%
Lightstone Holdco LLC
Term Loan C, 0.00%, (3M LIBOR + 3.75%), 01/30/24 (j) (q)	13	13
Total Senior Loan Interests (cost $46,004)		45,747
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.9%
BBCMS Mortgage Trust
Series 2018-A5-C2, REMIC, 4.31%, 12/15/28	2,000	2,242
Benchmark Mortgage Trust
Series 2018-A5-B8, REMIC, 4.23%, 12/15/28	2,000	2,239
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 0.00%, (1M USD LIBOR + 1.12%), 06/15/21 (d) (g) (j)	1,210	1,210
Series 2019-B-CHC, 0.00%, (1M USD LIBOR + 1.50%), 06/15/21 (d) (g) (j)	238	238
Series 2019-C-CHC, 0.00%, (1M USD LIBOR + 1.75%), 06/15/21 (d) (g) (j)	269	269
Navient Student Loan Trust
Series 2016-A-7A, 3.55%, (1M USD LIBOR + 1.15%), 12/25/28 (d) (j)	3,720	3,734
Series 2016-A-5A, 3.65%, (1M USD LIBOR + 1.25%), 12/25/28 (d) (j)	8,312	8,405
Project Silver
Series 2019-A-1, 3.97%, 07/15/26 (a) (d)	802	802
Total Non-U.S. Government Agency Asset-Backed Securities (cost $19,026)		19,139
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (e) (h) (p) (r)	1,000	—
Total Other Equity Interests (cost $0)		—

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 42.0%
Investment Companies 35.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (s) (t)	361,373	361,373
Treasury Securities 6.0%
U.S. Treasury Bill
1.99%, 12/12/19 (u)	60,890	60,324
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (s) (t)	535	535
Total Short Term Investments (cost $422,252)		422,232
Total Investments 130.3% (cost $1,294,524)		1,311,219
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net (30.3)%		(304,762)
Total Net Assets 100.0%		1,006,455

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $264,457.

(b)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(c)   Treasury inflation indexed note, par amount is adjusted for inflation.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $99,518 and 9.9%, respectively.

(e)  Non-income producing security.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(k)  Perpetual security. Next contractual call date presented, if applicable.

(l)   Convertible security.

(m)  All or a portion of the security was on loan.

(n)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(q)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

Shares/Par[1]	Value ($)

(s)  Investment in affiliate.

(t)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(u)   The coupon rate represents the yield to maturity.

JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 65.5%
Financials 18.5%
Ally Financial Inc.	876	27,139
American International Group, Inc. (a)	1,488	79,271
Aon PLC - Class A (a)	157	30,270
Bank of America Corporation (a)	1,439	41,741
Citigroup Inc.	706	49,422
Groupe Bruxelles Lambert SA	363	35,587
The Royal Bank of Scotland Group Public Limited Company	6,647	18,571
Wells Fargo & Co.	646	30,550
		312,551
Communication Services 16.3%
Alphabet Inc. - Class A (b)	32	35,146
Alphabet Inc. - Class C (b)	33	35,310
Baidu, Inc. - Class A - ADR (b)	239	27,995
Charter Communications, Inc. - Class A (b)	104	41,213
Comcast Corporation - Class A	1,082	45,754
Facebook, Inc. - Class A (b)	226	43,645
Naspers Ltd. - Class N	190	46,073
		275,136
Information Technology 11.9%
Analog Devices, Inc. (a)	442	49,933
Broadcom Inc. (a)	178	51,365
Microsoft Corp. (a)	290	38,811
NAVER Corp.	75	7,383
NEXON Co.,Ltd. (b)	844	12,267
TE Connectivity Ltd.	428	41,004
		200,763
Industrials 7.1%
Arconic Inc. (a)	2,546	65,735
Jardine Strategic Holdings Ltd.	272	10,369
United Technologies Corp. (a)	333	43,308
		119,412
Materials 5.3%
Glencore PLC	6,368	22,147
HeidelbergCement AG	392	31,815
LafargeHolcim Ltd.	742	36,292
		90,254
Consumer Discretionary 2.2%
JD.com, Inc. - Class A - ADR (b)	763	23,116
Media Group Holdings LLC (b) (c) (d) (e) (f)	3,345	779
Mohawk Industries Inc. (b)	95	14,048
		37,943
Energy 2.0%
Kinder Morgan, Inc.	1,618	33,780
Health Care 1.6%
Mylan Holdings Ltd. (a) (b)	969	18,455
Olympus Corp.	837	9,323
		27,778
Utilities 0.6%
PG&E Corporation (b)	477	10,941
Total Common Stocks (cost $1,028,220)		1,108,558
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.9%
Accesslex Institute
Series 2004-A3-2, 2.77%, (3M USD LIBOR + 0.19%), 10/25/24 (g)	2,165	2,127
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (g) (h)	5,172	5,159
Allegro CLO VII Ltd
Series 2018-A-1A, 3.70%, (3M USD LIBOR + 1.10%), 06/13/31 (g) (h)	1,000	994
Assurant CLO III LTD
Series 2018-A-2A, 3.82%, (3M USD LIBOR + 1.23%), 10/20/31 (g) (h)	1,000	996

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 5.45%, (1M USD LIBOR + 3.05%), 12/16/19 (g) (h)	949	956
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 3.39%, 01/15/22 (h)	705	706
Bank
Interest Only, Series 2017-XA, REMIC, 1.00%, 07/16/60 (g)	15,319	789
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 3.59%, (1M USD LIBOR + 1.20%), 08/15/19 (g) (h)	194	193
Series 2017-D-DELC, REMIC, 4.09%, (1M USD LIBOR + 1.70%), 08/15/19 (g) (h)	221	221
Series 2017-E-DELC, REMIC, 4.89%, (1M USD LIBOR + 2.50%), 08/15/19 (g) (h)	445	445
Series 2017-F-DELC, REMIC, 5.89%, (1M USD LIBOR + 3.50%), 08/15/19 (g) (h)	444	444
Series 2018-A-TALL, REMIC, 3.12%, (1M USD LIBOR + 0.72%), 03/16/20 (g) (h)	711	708
Interest Only, Series 2017-XA-C1, REMIC, 1.67%, 02/17/50 (g)	9,919	877
BBCMS Trust
Series 2018-A-BXH, REMIC, 3.39%, (1M USD LIBOR + 1.00%), 10/15/20 (g) (h)	207	207
Series 2014-E-BXO, REMIC, 6.14%, (1M USD LIBOR + 3.75%), 08/15/27 (g) (h)	1,094	1,094
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.65%, 07/25/36 (g)	6,139	5,984
Benefit Street Partners CLO III Ltd
Series 2013-A1R-IIIA, 3.84%, (3M USD LIBOR + 1.25%), 07/20/29 (g) (h)	1,000	1,000
BSPRT Issuer Ltd
Series 2019-A-FL5, 3.63%, (1M USD LIBOR + 1.20%), 05/15/29 (g) (h)	774	774
Series 2017-AS-FL2, 3.49%, (1M USD LIBOR + 1.10%), 10/16/34 (g) (h)	60	60
Series 2017-B-FL2, 3.79%, (1M USD LIBOR + 1.40%), 10/16/34 (g) (h)	131	131
BX Commercial Mortgage Trust
Series 2018-A-IND, 3.14%, (1M USD LIBOR + 0.75%), 10/15/20 (g) (h)	748	748
Bx Trust
Series 2017-D-SLCT, 4.44%, (1M USD LIBOR + 2.05%), 07/15/19 (g) (h)	306	306
Series 2017-E-SLCT, 5.54%, (1M USD LIBOR + 3.15%), 07/15/19 (g) (h)	519	519
Series 2018-A-GW, 3.19%, (1M USD LIBOR + 0.80%), 05/15/20 (g) (h)	100	100
Series 2018-D-GW, 4.16%, (1M USD LIBOR + 1.77%), 05/15/20 (g) (h)	100	101
Series 2018-F-MCSF, REMIC, 5.04%, (1M USD LIBOR + 2.65%), 04/15/20 (g) (h)	910	915
Series 2018-A-EXCL, REMIC, 3.48%, (1M USD LIBOR + 1.09%), 09/15/20 (g) (h)	225	225
Series 2017-B-APPL, REMIC, 3.54%, (1M USD LIBOR + 1.15%), 07/15/34 (g) (h) (i)	542	542
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 3.46%, (1M USD LIBOR + 1.07%), 12/15/25 (g) (h)	734	736
Capmark Mortgage Securities Inc.
Series 2004-E-C3, REMIC, 5.14%, 12/10/41 (g) (h)	1,087	1,091
Carbone Clo Ltd
Series 2017-A1-1A, 3.73%, (3M USD LIBOR + 1.14%), 01/21/31 (g) (h)	1,000	995
CarVal CLO III Ltd
Series 2019-A-2A, 0.00%, (3M USD LIBOR + 1.35%), 07/20/32 (g) (h) (j)	1,500	1,500
CBAM Ltd
Series 2019-A1A-10A, 3.99%, (3M USD LIBOR + 1.42%), 04/20/32 (g) (h)	1,000	1,001
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.47%, 05/12/50 (g)	5,244	397
	Shares/Par[1]	Value ($)
CFCRE Mortgage Trust
Interest Only, Series 2017-XB-C8, 1.12%, 06/17/50 (e) (g)	4,001	263
Interest Only, Series 2017-XA-C8, 1.82%, 06/17/50 (g)	10,935	1,009
CFIP CLO Ltd
Series 2013-AR-1A, 3.93%, (3M USD LIBOR + 1.34%), 04/20/29 (g) (h)	1,000	1,000
Series 2014-AR-1A, 3.92%, (3M USD LIBOR + 1.32%), 07/13/29 (g) (h)	1,000	1,000
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 4.25%, (1M USD LIBOR + 1.85%), 11/15/31 (g) (h)	138	138
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 3.32%, (1M USD LIBOR + 0.93%), 11/15/19 (g) (h) (i)	774	774
Series 2017-F-CSMO, REMIC, 6.14%, (1M USD LIBOR + 3.74%), 11/15/19 (e) (f) (g)	331	332
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.45%, 02/12/49 (g)	3,147	209
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59 (h)	2,904	2,932
Citigtoup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 4.13%, 08/25/37 (g)	1,738	1,689
CLNS Trust
Series 2017-D-IKPR, 4.46%, (1M USD LIBOR + 2.05%), 06/11/32 (g) (h)	654	655
Series 2017-E-IKPR, 5.91%, (1M USD LIBOR + 3.50%), 06/11/32 (g) (h)	654	657
COMM Mortgage Trust
Series 2014-C-FL5, REMIC, 3.83%, (1M USD LIBOR + 2.15%), 10/15/31 (g) (h)	925	921
Interest Only, Series 2013-XA-CR9, REMIC, 0.16%, 07/12/45 (g)	63,343	217
Interest Only, Series 2013-XA-LC6, REMIC, 1.49%, 01/12/46 (g)	12,879	508
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25 (h)	687	689
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 3.37%, (1M USD LIBOR + 0.98%), 05/15/21 (g) (h)	772	773
Credit Suisse Mortgage Trust
Series 2017-C-LSTK, REMIC, 3.23%, 04/07/21 (h)	310	311
Series 2017-D-LSTK, REMIC, 3.44%, 04/07/21 (g) (h)	369	368
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (e) (f) (g)	340	337
Series 2017-D-CHOP, REMIC, 4.29%, (1M USD LIBOR + 1.90%), 07/15/32 (g) (h)	986	988
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/07/33 (e) (f) (g)	1,967	4
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/07/33 (g) (h)	5,407	28
Crown Point CLO III Ltd
Series 2015-A1AR-3A, 3.51%, (3M USD LIBOR + 0.91%), 12/31/27 (g) (h)	1,000	1,000
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 1.03%, 09/16/50 (g)	18,745	766
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21 (h)	5,963	6,027
CVP CLO Ltd
Series 2017-A-1A, 3.93%, (3M USD LIBOR + 1.34%), 07/22/30 (g) (h)	1,000	1,014
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.19%), 01/21/31 (g) (h)	1,000	995
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34 (h)	2,434	2,442
Elmwood CLO II Ltd
Series 2019-B-2A, 4.65%, (3M USD LIBOR + 2.10%), 04/20/31 (g) (h)	1,000	1,002
Series 2019-A-2A, 4.00%, (3M USD LIBOR + 1.45%), 04/21/31 (g) (h)	2,000	2,000

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

128

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Exantas Capital Corp
Series 2019-A-RSO7, 3.39%, (1M USD LIBOR + 1.00%), 04/15/22 (g) (h)	710	711
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26 (h)	1,554	1,559
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 7.48%, (1M USD LIBOR + 5.05%), 07/25/23 (g) (h)	474	499
GCAT LLC
Series 2019-A1-2, 3.47%, 06/25/24 (h) (i) (j)	2,900	2,900
GPMT Ltd
Series 2018-A-FL1, 3.28%, (1M USD LIBOR + 0.90%), 11/19/35 (g) (h)	550	550
Great Wolf Trust
Series 2017-D-WOLF, 4.49%, (1M USD LIBOR + 2.10%), 09/16/19 (g) (h)	302	302
Series 2017-E-WOLF, 5.49%, (1M USD LIBOR + 3.10%), 09/16/19 (g) (h)	468	468
Series 2017-F-WOLF, 6.46%, (1M USD LIBOR + 4.07%), 09/16/19 (e) (f) (g)	249	249
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.77%, (3M USD LIBOR + 1.18%), 10/20/31 (g) (h)	1,000	994
GS Mortgage Securities Corp Trust
Series 2017-E-500K, 3.89%, (1M USD LIBOR + 1.50%), 07/15/19 (g) (h)	462	462
Series 2017-F-500K, 4.19%, (1M USD LIBOR + 1.80%), 07/15/19 (g) (h)	317	317
Series 2018-E-FBLU, REMIC, 5.14%, 11/16/20 (h)	445	447
Series 2018-A-TWR, REMIC, 3.29%, (1M USD LIBOR + 0.90%), 07/15/21 (g) (h)	800	799
Series 2018-D-TWR, REMIC, 3.99%, (1M USD LIBOR + 1.60%), 07/15/21 (g) (h)	800	799
GS Mortgage Securities Trust
Interest Only, Series 2016-XA-GS3, 1.38%, 10/13/49 (g)	9,273	627
Interest Only, Series 2017-XA-GS8, 1.12%, 11/11/50 (g)	12,560	803
Interest Only, Series 2013-XA-GC10, REMIC, 1.66%, 02/12/46 (g)	12,307	562
Interest Only, Series 2016-XA-GS2, REMIC, 1.81%, 05/12/49 (g)	13,900	1,119
Interest Only, Series 2019-XA-GC39, REMIC, 1.30%, 05/10/52 (g)	9,243	784
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-A-MFP, 0.00%, (1M USD LIBOR + 0.96%), 07/15/24 (g) (h)	765	765
Series 2018-EFL-WPT, REMIC, 5.03%, (1M USD LIBOR + 2.60%), 07/07/23 (g) (h)	788	788
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	255	242
Jamestown CLO Ltd
Series 2014-A1AR-4A, 3.29%, (3M USD LIBOR + 0.69%), 07/15/26 (g) (h)	1,850	1,844
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.84%, 06/17/49 (g)	18,357	1,331
Kingsland VIII Ltd
Series 2018-A-8A, 3.71%, (3M USD LIBOR + 1.12%), 04/21/31 (g) (h)	1,000	995
LCCM Mortgage Trust
Series 2014-MRC-PKMD, REMIC, 2.86%, 11/18/19 (g) (h)	1,018	1,016
LCM XIX LP
Series 2019-AR-R, 3.84%, (3M USD LIBOR + 1.24%), 07/15/27 (g) (h)	1,500	1,500
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (h) (i)	9,264	9,324
Lendmark Funding Trust
Series 2017-A-1A, 2.83%, 12/22/25 (h)	3,882	3,871
Loancore Issuer Ltd.
Series 2019-A-CRE3, 3.44%, (1M USD LIBOR + 1.05%), 11/15/23 (g) (h)	772	774
	Shares/Par[1]	Value ($)
Series 2019-AS-CRE2, 3.89%, (1M USD LIBOR + 1.50%), 02/15/24 (g) (h)	736	738
Series 2018-AS-CRE1, REMIC, 3.89%, (1M USD LIBOR + 1.50%), 12/15/22 (g) (h)	775	777
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.78%, (3M USD LIBOR + 1.18%), 12/18/30 (g) (h)	1,000	995
MidOcean Partners
Series 2017-A1-7A, 3.92%, (3M USD LIBOR + 1.32%), 07/16/29 (g) (h)	4,000	4,000
Milos CLO Ltd
Series 2017-A-1A, 3.84%, (3M USD LIBOR + 1.25%), 10/20/30 (g) (h)	4,000	4,000
Morgan Stanley & Co. LLC
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/17/46 (e) (f)	24,495	725
Morgan Stanley Capital I Inc
Series 2019-B-PLND, 3.80%, (1M USD LIBOR + 1.30%), 05/15/21 (g) (h)	1,295	1,295
Motel 6 Trust
Series 2017-A-MTL6, 3.31%, (1M USD LIBOR + 0.92%), 08/15/19 (g) (h)	506	506
Natixis Commercial Mortgage Securities Trust
Series 2018-C-850T, REMIC, 3.55%, (1M USD LIBOR + 1.15%), 07/15/21 (g) (h) (i)	740	738
Series 2018-D-850T, REMIC, 3.85%, (1M USD LIBOR + 1.45%), 07/15/21 (g) (h) (i)	740	738
Navient Funding, LLC
Series 2006-A5-A, 2.70%, (3M USD LIBOR + 0.29%), 06/15/39 (g)	384	375
Newark BSL CLO 1 Ltd
Series 2016-A2-1A, 4.78%, (3M USD LIBOR + 2.20%), 12/21/29 (g) (h)	1,500	1,500
Ocean Trails CLO V
Series 2014-ARR-5A, 3.88%, (3M USD LIBOR + 1.28%), 10/13/31 (g) (h)	1,000	992
Octagon Investment Partners 27 Ltd
Series 2016-D-R-27R, 5.55%, (3M USD LIBOR + 2.95%), 07/15/30 (g) (h)	1,000	967
OFSI BSL IX, Ltd.
Series 2018-A-1A, 3.75%, (3M USD LIBOR + 1.15%), 07/15/31 (g) (h)	1,500	1,490
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 3.72%, (3M USD LIBOR + 1.20%), 08/25/31 (g) (h)	1,500	1,489
PFP Ltd
Series 2019-A-5, REMIC, 3.37%, (1M USD LIBOR + 0.97%), 03/14/22 (g) (h)	742	742
Positive Results Property Management LLC
Series 2017-2, 3.47%, 09/25/20 (h) (i)	4,827	4,832
Pretium Mortgage Credit Partners I LLC
Series 2018-A1-NLP3, 4.13%, 07/28/21 (h) (i)	2,055	2,054
Rait Trust
Series 2017-AS-FL7, 3.69%, (1M USD LIBOR + 1.30%), 06/15/37 (g) (h)	214	214
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (g) (h)	5,007	5,091
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (g) (h)	2,833	2,954
Ready Capital Mortgage Trust
Series 2019-A-5, 3.78%, 10/25/26 (h)	513	524
Rockford Tower CLO Ltd
Series 2017-A-2A, 3.87%, (3M USD LIBOR + 1.27%), 10/15/29 (g) (h)	2,000	2,001
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 3.34%, (1M USD LIBOR + 0.95%), 06/15/20 (g) (h)	516	517
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23 (h)	966	971
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 2.15%, 10/13/48 (g)	7,529	723
Shelter Growth CRE Issuer Ltd
Series 2019-B-FL2, 4.69%, (1M USD LIBOR + 2.30%), 05/15/24 (g) (h)	772	773
SoFi Consumer Loan Program LLC
Series 2017-A1-5, 2.14%, 12/25/19 (h)	86	86

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

129

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2017-A1-6, 2.20%, 02/25/20 (h)	163	163
Series 2016-A-3, 3.05%, 05/25/21 (h)	407	409
Series 2017-A2-6, 2.82%, 02/25/22 (h)	2,500	2,505
Series 2017-A-3, 2.77%, 03/25/22 (h)	666	667
Series 2017-A2-5, 2.78%, 04/25/22 (h)	1,000	1,002
Series 2017-A-1, 3.28%, 01/26/26 (h)	780	787
SoFi Consumer Loan Program Trust
Series 2018-A1-1, 2.55%, 04/25/20 (h)	276	276
Series 2018-A1-2, 2.93%, 06/25/20 (h)	565	565
Steele Creek CLO Ltd
Series 2015-AR-1A, 3.78%, (3M USD LIBOR + 1.26%), 05/21/29 (g) (h)	2,387	2,385
Series 2016-1A, 3.53%, (3M USD LIBOR + 1.12%), 06/15/31 (g) (h)	1,000	990
Series 2018-A-2A, 3.72%, (3M USD LIBOR + 1.20%), 08/18/31 (g) (h)	500	496
Series 2019-B-1A, 4.80%, (3M USD LIBOR + 2.20%), 04/15/32 (g) (h)	1,000	1,000
Textainer Marine Containers V Ltd
Series 2017-A-1A, 3.72%, 01/20/26 (h)	2,010	2,039
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26 (h)	987	1,015
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 3.64%, (1M USD LIBOR + 1.25%), 06/15/20 (g) (h)	493	491
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 3.74%, (3M USD LIBOR + 1.14%), 01/15/31 (g) (h)	2,000	1,985
Series 2019-B-3A, 4.60%, (3M USD LIBOR + 2.10%), 04/15/31 (g) (h)	500	500
TPG Real Estate Finance Trust
Series 2018-A-FL1, 3.14%, (1M USD LIBOR + 0.75%), 10/15/19 (g) (h)	288	288
Ubs Commercial Mortgage Securitization Corp.
Interest Only, Series 2012-XA-C1, REMIC, 2.25%, 05/12/45 (g) (h)	7,620	355
Venture XX CLO Ltd
Series 2015-AR-20A, 3.42%, (3M USD LIBOR + 0.82%), 04/15/27 (g) (h)	2,000	1,994
Venture XXIX CLO Ltd
Series 2017-A-29A, 3.80%, (3M USD LIBOR + 1.28%), 09/09/30 (g) (h)	2,000	1,996
VERDE CLO
Series 2019-A-1A, 3.91%, (3M USD LIBOR + 1.35%), 04/15/32 (g) (h)	1,000	1,000
Vericrest Opportunity Loan Trust
Series 2019-NL3-A1, 3.97%, 03/25/22 (h) (i)	1,959	1,969
Vibrant CLO Ltd
Series 2018-A1-10A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (g) (h)	1,000	995
VMC Finance LLC
Series 2018-A-FL2, 3.31%, (1M USD LIBOR + 0.95%), 05/15/21 (g) (h)	902	903
VOLT LXX LLC
Series 2018-A1A-NPL6, 4.11%, 09/27/21 (h)	3,394	3,407
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.79%, (3M USD LIBOR + 1.20%), 10/20/31 (g) (h)	1,500	1,489
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2018-XA-C46, REMIC, 1.11%, 08/17/51 (g)	14,468	881
Interest Only, Series 2015-XA-LC22, REMIC, 1.00%, 09/17/58 (g)	17,018	681
Westlake Automobile Receivables Trust
Series 2016-C-3A, 2.46%, 01/18/22 (h)	2,027	2,025
Series 2017-C-2A, 2.59%, 12/15/22 (h)	5,000	5,002
Total Non-U.S. Government Agency Asset-Backed Securities (cost $183,148)		184,557
GOVERNMENT AND AGENCY OBLIGATIONS 10.1%
Collateralized Mortgage Obligations 6.3%
Federal Home Loan Mortgage Corporation
Series F5-356, 2.89%, (1M USD LIBOR + 0.50%), 09/15/47 (g)	8,844	8,859
Series AN-4030, REMIC, 1.75%, 04/15/27	10,449	10,284
Series ME-4181, REMIC, 2.50%, 05/15/32	9,834	9,888
Series AC-3985, REMIC, 2.25%, 12/15/40	734	731
	Shares/Par[1]	Value ($)
Series FA-4125, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 11/15/42 (g)	11,247	11,164
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 2.85%, (1M USD LIBOR + 0.45%), 06/25/42 (g)	3,705	3,698
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	11,862	12,168
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,869	1,916
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	2,137	2,128
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	8,040	7,971
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	4,013	4,088
Series 2018-FD-31, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 05/25/48 (g)	4,594	4,543
Series 2018-FA-55, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 08/25/48 (g)	4,244	4,218
Series 2018-FA-77, REMIC, 2.70%, (1M USD LIBOR + 0.30%), 10/25/48 (g)	8,768	8,714
Series 2017-FA-96, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 12/25/57 (g)	6,225	6,207
Government National Mortgage Association
Series 2004-FH-70, REMIC, 2.78%, (1M USD LIBOR + 0.40%), 07/20/34 (g)	4,808	4,807
Series 2010-FL-167, REMIC, 2.73%, (1M USD LIBOR + 0.35%), 12/20/40 (g)	1,544	1,540
Series 2019-FK-42, REMIC, 2.83%, (1M USD LIBOR + 0.45%), 04/20/49 (g)	4,177	4,168
		107,092
Mortgage-Backed Securities 3.2%
Federal Home Loan Mortgage Corporation
3.50%, 03/01/46	6,359	6,565
Federal National Mortgage Association, Inc.
3.42%, 01/01/24	457	458
3.00%, 01/01/37 - 10/25/42	23,431	23,873
2.00%, 01/25/40	6,092	6,046
3.50%, 02/01/46 - 04/01/46	17,330	17,610
		54,552
U.S. Treasury Securities 0.4%
U.S. Treasury Note
1.25%, 01/31/20	1,310	1,304
1.38%, 02/29/20 - 05/31/20	3,020	3,004
1.88%, 03/31/22	990	994
2.63%, 02/28/23	510	526
		5,828
Sovereign 0.2%
Gobierno de la Republica de Costa Rica
10.00%, 08/01/20	310	328
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.40%, 03/29/22	500	508
Presidencia Da Republica Federativa Do Brasil
4.88%, 01/22/21	100	104
Presidencia De La Nacion
5.63%, 01/26/22	600	503
Presidencia de la Republica de Colombia
4.38%, 07/12/21	500	517
Presidencia de la Republica Dominicana
7.50%, 05/06/21	400	421
5.88%, 04/18/24	300	322
The Republic of Indonesia, The Government of
3.75%, 04/25/22	600	615
		3,318
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.44%, 03/25/23 (g)	9,962	389
Total Government And Agency Obligations (cost $171,730)		171,179
CORPORATE BONDS AND NOTES 7.4%
Financials 3.0%
Acrisure, LLC
8.13%, 02/15/24 (h)	100	103
AerCap Ireland Limited
4.63%, 10/30/20	535	549
Alliant Holdings I, Inc.
8.25%, 08/01/23 (h)	195	200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

130

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
American Express Company
3.17%, (3M USD LIBOR + 0.65%), 02/27/23 (g)	620	620
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (h)	200	207
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (h)	79	47
AssuredPartners, Inc.
7.00%, 08/15/25 (h)	170	169
Banco BTG Pactual S.A.
5.75%, 09/28/22	400	414
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23	150	154
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23	300	301
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (k)	1,000	1,016
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (g)	600	604
Banco Santander (Mexico) S.A.
5.95%, 10/01/28 (h)	600	636
Bancolombia SA
5.95%, 06/03/21	150	158
4.88%, 10/18/27	400	410
Banistmo S.A.
3.65%, 09/19/22 (h) (l)	200	201
3.65%, 09/19/22	500	501
Bank of America Corporation
3.27%, (3M USD LIBOR + 0.79%), 03/05/24 (g)	1,190	1,191
Barclays Bank PLC
2.65%, 01/11/21	1,165	1,167
BBVA Bancomer, S.A.
6.50%, 03/10/21	150	158
6.75%, 09/30/22 (l)	850	924
BDO Unibank, Inc.
2.95%, 03/06/23	1,050	1,051
Braskem Netherlands Finance B.V.
3.50%, 01/10/23	700	701
BTG Pactual Holding S.A.
7.75%, 02/15/29 (h)	200	209
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26	700	733
Camelot Finance SA
7.88%, 10/15/24 (h)	165	173
Capital One Financial Corporation
2.40%, 10/30/20	1,200	1,201
China National Petroleum Corporation
3.95%, 04/19/22	1,000	1,035
Citigroup Inc.
2.75%, 04/25/22	625	631
3.54%, (3M USD LIBOR + 1.02%), 06/01/24 (g)	610	614
Ck Hutchison Capital Securities (17) Limited
4.00%, (callable at 100 beginning 05/15/22) (k)	486	486
CNO Financial Group, Inc.
5.25%, 05/30/29	50	54
CNOOC Finance (2012) Limited
3.88%, 05/02/22	400	413
CNOOC Limited
3.00%, 05/09/23	700	706
Colfax Corporation
6.00%, 02/15/24 (h)	35	37
6.38%, 02/15/26 (h)	130	140
Commonwealth Bank of Australia
2.25%, 03/10/20 (h)	530	530
2.05%, 09/18/20 (h)	480	479
2.75%, 03/10/22 (h)	125	126
Commscope Finance LLC
5.50%, 03/01/24 (h)	135	139
6.00%, 03/01/26 (h)	30	31
Credit Acceptance Corporation
6.63%, 03/15/26 (h)	130	137
Credit Suisse Group AG
3.68%, (3M USD LIBOR + 1.24%), 06/12/24 (g) (h)	590	592
	Shares/Par[1]	Value ($)
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
7.25%, 07/20/23	200	210
Daimler Finance North America LLC
2.30%, 02/12/21 (h)	490	488
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (k)	1,300	1,295
Eagle Holding Company II, LLC
7.75%, 05/15/22 (h) (m)	80	81
Ena Norte SA
4.95%, 04/25/23	567	582
Ford Motor Credit Company LLC
3.75%, (3M USD LIBOR + 1.24%), 02/15/23 (g)	565	548
General Motors Financial Company, Inc.
2.65%, 04/13/20	150	150
3.20%, 07/06/21	405	408
Global Bank Corporation
4.50%, 10/20/21	800	822
4.50%, 10/20/21 (h)	200	206
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (h)	110	113
Goldman Sachs Bank USA
3.20%, 06/05/20	530	535
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22	200	206
Gruposura Finance S.A.
5.70%, 05/18/21	200	210
GW Honos Security Corporation
8.75%, 05/15/25 (h)	125	124
HSBC Holdings PLC
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (g)	595	596
Icahn Enterprises L.P.
6.25%, 02/01/22	110	113
6.38%, 12/15/25	35	36
6.25%, 05/15/26 (h) (l)	180	182
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (h)	130	133
Industrial Senior Trust
5.50%, 11/01/22	100	102
Itau Unibanco Holding S.A.
6.13%, (callable at 100 beginning 12/12/22) (k)	400	407
6.13%, (callable at 100 beginning 12/12/22) (h) (k)	200	204
JPMorgan Chase & Co.
3.21%, 04/01/23	690	704
LATAM Airlines Group S.A.
6.00%, 12/15/20	433	438
Level 3 Financing, Inc.
5.38%, 01/15/24	175	179
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (h)	145	152
Malayan Banking Berhad
3.91%, 10/29/26 (g)	800	811
Marsh & Mclennan Companies, Inc.
3.80%, (3M USD LIBOR + 1.20%), 12/29/21 (g)	495	495
Mitsubishi UFJ Financial Group Inc
3.45%, (3M USD LIBOR + 0.86%), 07/26/23 (g)	1,005	1,008
Mizuho Financial Group Inc
3.27%, (3M USD LIBOR + 0.79%), 03/05/23 (g)	1,135	1,136
Morgan Stanley
3.52%, (3M USD LIBOR + 0.93%), 07/22/22 (g)	1,135	1,142
Multibank, Inc.
4.38%, 11/09/22	700	716
Navient Corporation
6.50%, 06/15/22	165	175
NFP Corp.
6.88%, 07/15/25 (h)	185	183
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (n)	1,649	1,468
Petrobras Global Finance B.V.
5.30%, 01/27/25	300	318
PNC Funding Corp
4.38%, 08/11/20	980	1,002
Prudential Financial, Inc.
3.50%, 05/15/24	55	58

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

131

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Resideo Funding Inc.
6.13%, 11/01/26 (h)	125	130
Santander UK PLC
2.50%, 01/05/21	1,165	1,165
Sparc EM SPC
0.00%, 12/05/22 (h) (n)	683	645
SPARC Limited
0.00%, 12/05/22 (n)	598	565
Springleaf Finance Corporation
7.13%, 03/15/26	108	118
6.63%, 01/15/28	25	26
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,165	1,158
SURA Asset Management SA
4.88%, 04/17/24	600	635
Synchrony Financial
3.75%, 08/15/21	550	561
Tervita Corporation
7.63%, 12/01/21 (h)	190	193
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	455	455
2.35%, 11/15/21	205	205
The Royal Bank of Scotland Group Public Limited Company
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (g)	580	579
The Toronto-Dominion Bank
3.25%, 06/11/21	1,130	1,152
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (h)	80	75
UBS AG
2.45%, 12/01/20 (h)	540	540
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23	600	617
Union Bank of Philippines
3.37%, 11/29/22	300	303
United Overseas Bank Limited
3.50%, 09/16/26 (g)	500	506
2.88%, 03/08/27 (g)	200	199
3.75%, 04/15/29	300	309
USA Compression Finance Corp.
6.88%, 09/01/27 (h)	210	220
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (h)	545	563
VTR GlobalCom S.p.A.
6.88%, 01/15/24	659	681
Wand Merger Corporation
8.13%, 07/15/23 (h)	115	117
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,115	1,119
Westpac Banking Corporation
1.60%, 08/19/19	130	130
2.65%, 01/25/21	815	819
		51,469
Energy 0.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (h)	190	190
Bharat Petroleum Corporation Limited
4.63%, 10/25/22	1,000	1,052
Calfrac Well Services Ltd.
8.50%, 06/15/26 (h)	60	42
Cheniere Energy Partners, L.P.
5.25%, 10/01/25 (l)	165	171
5.63%, 10/01/26 (h)	150	158
CNX Midstream Partners LP
6.50%, 03/15/26 (h)	177	169
Continental Resources, Inc.
4.50%, 04/15/23	505	531
CSI Compressco LP
7.50%, 04/01/25 (h)	155	152
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (h)	1,120	1,134
5.08%, 12/30/23 (h)	400	414
Ecopetrol S.A.
5.88%, 09/18/23	100	111
	Shares/Par[1]	Value ($)
Energy Transfer LP
4.25%, 03/15/23	525	548
EQT Corporation
2.50%, 10/01/20	545	543
Everest Acquisition, LLC
7.75%, 05/15/26 (h)	65	58
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	50	51
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (h)	40	32
Foresight Energy LLC
11.50%, 04/01/23 (h)	145	81
FTS International, Inc.
6.25%, 05/01/22	60	56
Gulfport Energy Corporation
6.38%, 05/15/25	105	81
Hess Infrastructure Partners LP
5.63%, 02/15/26 (h)	293	302
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (h)	140	141
Indian Oil Corpn. Limited
5.63%, 08/02/21	1,000	1,054
Indigo Natural Resources LLC
6.88%, 02/15/26 (h)	80	72
Kinder Morgan, Inc.
3.05%, 12/01/19	992	994
Marathon Petroleum Corporation
4.75%, 12/15/23	500	539
MEG Energy Corp.
7.00%, 03/31/24 (h)	60	57
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (h)	60	51
Nabors Industries, Inc.
5.75%, 02/01/25	75	66
NGL Energy Partners LP
7.50%, 04/15/26 (h)	55	57
NuStar Logistics, L.P.
6.00%, 06/01/26	100	104
Oasis Petroleum Inc.
6.88%, 03/15/22	145	144
6.25%, 05/01/26 (h) (l)	60	58
Oleoducto Central S.A.
4.00%, 05/07/21	800	814
ONGC Videsh Limited
3.75%, 05/07/23	400	409
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22	400	399
Par Petroleum, LLC
7.75%, 12/15/25 (h)	120	119
Parkland Fuel Corporation
5.88%, 07/15/27 (h)	70	71
Parsley Energy, LLC
5.63%, 10/15/27 (h)	135	141
Peabody Energy Corporation
6.00%, 03/31/22 (h)	230	236
PT Pertamina (Persero)
4.88%, 05/03/22	500	526
PTTEP Treasury Center Company Limited
4.60%, (callable at 100 beginning 07/17/22) (k) (l)	600	606
QEP Resources, Inc.
5.25%, 05/01/23	145	140
Reliance Holding USA, Inc.
5.40%, 02/14/22	650	690
Schlumberger Holdings Corporation
3.75%, 05/01/24 (h)	540	563
Sinopec Group Overseas Development (2013) Limited
4.38%, 10/17/23	200	213
Sunoco LP
5.50%, 02/15/26	95	99
6.00%, 04/15/27 (h)	75	79
Tapstone Energy, LLC
9.75%, 06/01/22 (e) (f)	55	38
Targa Resource Corporation
5.88%, 04/15/26	130	138

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
6.50%, 07/15/27 (h)	40	44
Tecila Sociedad Anonima
8.50%, 03/23/21	600	613
Terraform Power Operating, LLC
4.25%, 01/31/23 (h)	165	165
Transocean Guardian Limited
5.88%, 01/15/24 (h)	61	63
Transocean Inc
7.25%, 11/01/25 (h)	65	62
Transocean Poseidon Limited
6.88%, 02/01/27 (h)	120	127
Transocean Proteus Limited
6.25%, 12/01/24 (h)	82	85
Vine Oil & Gas LP
8.75%, 04/15/23 (h)	65	42
Weatherford International Ltd.
9.88%, 02/15/24 (e)	60	31
Whiting Petroleum Corporation
6.63%, 01/15/26 (l)	145	140
		15,866
Health Care 0.7%
AbbVie Inc.
3.38%, 11/14/21	555	566
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (h) (l)	90	81
Amgen Inc.
2.20%, 05/11/20	1,125	1,123
Anthem, Inc.
2.50%, 11/21/20	1,197	1,199
AstraZeneca PLC
2.38%, 11/16/20	1,090	1,091
Avantor, Inc.
9.00%, 10/01/25 (h)	175	195
Bausch Health Companies Inc.
5.75%, 08/15/27 (h)	25	26
7.00%, 03/15/24 - 01/15/28 (h)	215	224
7.25%, 05/30/29 (h)	145	151
Cardinal Health, Inc.
2.62%, 06/15/22	1,100	1,105
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (h)	65	66
Celgene Corporation
2.88%, 08/15/20	545	548
Centene Corporation
4.75%, 01/15/25 (l)	133	137
Centene Escrow I Corporation
5.38%, 06/01/26 (h) (l)	140	147
Cigna Corporation
3.40%, 09/17/21 (h)	500	510
CVS Health Corporation
2.80%, 07/20/20	1,080	1,083
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (h) (l)	10	7
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	220	224
2.88%, 06/01/22	840	855
HCA Inc.
5.38%, 09/01/26	325	350
5.88%, 02/01/29	15	16
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (h)	145	136
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (h)	137	142
Polaris Intermediate School
8.50%, 12/01/22 (h) (m)	50	44
Select Medical Corporation
6.38%, 06/01/21	230	230
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21 (h)	410	424
Tenet Healthcare Corporation
7.00%, 08/01/25 (l)	100	100
6.25%, 02/01/27 (h)	110	113
Thermo Fisher Scientific Inc.
3.60%, 08/15/21	1,070	1,095
	Shares/Par[1]	Value ($)
Vizient, Inc.
6.25%, 05/15/27 (h)	130	137
WellCare Health Plans, Inc.
5.25%, 04/01/25	125	131
5.38%, 08/15/26 (h)	120	127
		12,383
Industrials 0.6%
AECOM
5.13%, 03/15/27	370	385
Allison Transmission, Inc.
5.00%, 10/01/24 (h)	180	184
Amsted Industries Incorporated
5.63%, 07/01/27 (h)	70	73
Avolon Holdings Funding Limited
3.63%, 05/01/22 (h)	530	537
5.13%, 10/01/23 (h)	102	108
5.25%, 05/15/24 (h)	200	213
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (h) (l)	200	198
Bombardier Inc.
6.00%, 10/15/22 (h)	75	75
7.88%, 04/15/27 (h)	75	75
Builders FirstSource, Inc.
5.63%, 09/01/24 (h)	185	191
6.75%, 06/01/27 (h)	25	26
Cintas Corporation No. 2
2.90%, 04/01/22	1,080	1,098
Clean Harbors, Inc.
4.88%, 07/15/27 (h)	90	91
5.13%, 07/15/29 (h)	30	31
Delta Air Lines, Inc.
3.40%, 04/19/21	545	551
FedEx Corporation
3.40%, 01/14/22	445	456
General Electric Company
2.70%, 10/09/22	515	512
GFL Environmental Inc.
8.50%, 05/01/27 (h)	60	65
KAR Auction Services, Inc.
5.13%, 06/01/25 (h)	145	148
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (h)	85	91
LATAM Finance Limited
6.88%, 04/11/24	500	519
Masonite International Corporation
5.63%, 03/15/23 (h)	40	41
5.75%, 09/15/26 (h)	145	150
Northrop Grumman Corporation
2.08%, 10/15/20	1,130	1,127
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (h)	73	77
Stevens Holding Co., Inc.
6.13%, 10/01/26 (h)	115	121
Tempo Acquisition, LLC
6.75%, 06/01/25 (h)	195	201
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (h)	100	106
TransDigm Inc.
6.25%, 03/15/26 (h)	135	141
6.38%, 06/15/26	80	81
Triumph Group, Inc.
7.75%, 08/15/25	176	170
Union Pacific Corporation
3.20%, 06/08/21	545	555
United Rentals (North America), Inc.
6.50%, 12/15/26	150	162
5.25%, 01/15/30	40	41
Waste Management, Inc.
2.95%, 06/15/24	565	581
Waste Pro USA, Inc.
5.50%, 02/15/26 (h)	155	158
		9,339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

133

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Communication Services 0.5%
AT&T Inc.
2.80%, 02/17/21	1,145	1,152
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23	500	525
CCO Holdings, LLC
5.75%, 02/15/26 (h)	265	279
5.00%, 02/01/28 (h)	145	148
Cengage Learning, Inc.
9.50%, 06/15/24 (h) (l)	120	115
Cincinnati Bell Inc.
7.00%, 07/15/24 (h)	125	110
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (h)	95	103
Comcast Corporation
3.45%, 10/01/21	575	592
Comcel Trust
6.88%, 02/06/24	200	207
CSC Holdings, LLC
5.25%, 06/01/24	320	333
Digicel Group Limited
8.25%, 09/30/22 (h)	600	146
DISH DBS Corporation
5.88%, 11/15/24	85	80
Embarq Corporation
8.00%, 06/01/36	135	131
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24	300	316
Frontier Communications Corporation
8.50%, 04/15/20 (e)	30	25
8.50%, 04/01/26 (h)	75	73
8.00%, 04/01/27 (h)	80	83
Globo Comunicacao e Participacoes S.A.
4.88%, 04/11/22	800	825
Gray Escrow, Inc.
7.00%, 05/15/27 (h)	80	87
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (h)	230	250
Grubhub Holdings Inc.
5.50%, 07/01/27 (h)	50	51
GTT Communications Inc.
7.88%, 12/31/24 (h) (l)	145	119
Iheartcommunications, Inc.
6.38%, 05/01/26	30	32
8.38%, 05/01/27	15	16
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	55	50
8.50%, 10/15/24 (h)	105	104
Iridium Communications Inc.
10.25%, 04/15/23 (h)	155	169
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (h)	175	184
Match Group, Inc.
5.00%, 12/15/27 (h)	150	157
Millicom International Cellular SA
6.00%, 03/15/25	600	620
Netflix, Inc.
5.88%, 02/15/25	90	99
5.38%, 11/15/29 (h)	45	48
Sirius XM Radio Inc.
5.38%, 07/15/26 (h)	125	130
5.50%, 07/01/29 (h)	65	67
Sprint Capital Corporation
6.88%, 11/15/28	230	238
Sprint Corporation
7.13%, 06/15/24	235	249
Telesat Canada
8.88%, 11/15/24 (h)	160	174
T-Mobile USA, Inc.
4.50%, 02/01/26	275	282
Uber Technologies, Inc.
8.00%, 11/01/26 (h)	95	101
Univision Communications Inc.
5.13%, 05/15/23 (h)	50	49
	Shares/Par[1]	Value ($)
Verizon Communications Inc.
3.62%, (3M USD LIBOR + 1.10%), 05/15/25 (g)	595	603
		9,122
Consumer Staples 0.4%
Albertsons Companies, Inc.
5.75%, 03/15/25	90	91
Altria Group, Inc.
3.49%, 02/14/22	500	513
B&G Foods, Inc.
5.25%, 04/01/25	165	167
BAT Capital Corp.
2.30%, 08/14/20	990	987
Cott Holdings Inc.
5.50%, 04/01/25 (h)	140	143
Energizer Holdings, Inc.
7.75%, 01/15/27 (h)	105	114
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23	600	612
General Mills, Inc.
3.15%, 12/15/21	525	534
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (k)	700	735
JBS Investments II GmbH
7.00%, 01/15/26 (h)	200	216
JBS USA Finance, Inc.
6.75%, 02/15/28 (h)	99	107
JBS USA Food Company
5.88%, 07/15/24 (h)	25	26
5.75%, 06/15/25 (h)	15	16
JBS USA LUX SA
6.50%, 04/15/29 (h)	95	103
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (h)	60	53
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (l)	900	934
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (h)	60	53
Mondelez International, Inc.
3.00%, 05/07/20	1,095	1,099
Pilgrim's Pride Corporation
5.88%, 09/30/27 (h)	190	196
Post Holdings, Inc.
5.50%, 03/01/25 - 12/15/29 (h)	165	170
Reynolds American Inc.
3.25%, 06/12/20	98	99
Safeway Inc.
7.50%, 03/15/26 (h)	55	59
		7,027
Consumer Discretionary 0.4%
Allied Universal Holdco LLC
6.63%, 07/15/26 (h)	80	81
9.75%, 07/15/27 (h)	55	55
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	80	79
Aramark Services, Inc.
5.00%, 04/01/25 (h)	168	171
Argos Holdings Inc.
7.13%, 03/15/23 (h)	80	75
Boyne USA, Inc.
7.25%, 05/01/25 (h)	200	217
Carvana Co.
8.88%, 10/01/23 (h)	50	50
Cedar Fair, L.P.
5.25%, 07/15/29 (h)	80	82
Century Communities, Inc.
6.75%, 06/01/27 (h)	75	76
Constellation Merger Sub Inc.
8.50%, 09/15/25 (h) (l)	80	74
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (h)	120	120
eBay Inc.
2.75%, 01/30/23	550	553
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24	200	200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

134

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Eldorado Resorts, Inc.
6.00%, 04/01/25	100	105
Frontdoor, Inc.
6.75%, 08/15/26 (h)	125	134
Golden Entertainment, Inc.
7.63%, 04/15/26 (h)	65	67
Gray Television, Inc.
5.13%, 10/15/24 (h)	55	56
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	280	284
IAA Spinco Inc.
5.50%, 06/15/27 (h)	85	88
IRB Holding Corp.
6.75%, 02/15/26 (h)	135	135
Jeld-Wen, Inc.
4.63%, 12/15/25 (h)	165	162
LTF Merger Sub, Inc.
8.50%, 06/15/23 (h)	200	205
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	115	123
MGM Resorts International
5.75%, 06/15/25	140	152
New Golden Nugget Inc.
6.75%, 10/15/24 (h)	225	232
NVA Holdings, Inc.
6.88%, 04/01/26 (h)	85	89
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (h)	120	125
8.50%, 05/15/27 (h)	40	41
Penn National Gaming, Inc.
5.63%, 01/15/27 (h)	155	154
PetSmart, Inc.
5.88%, 06/01/25 (h) (l)	40	39
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (h)	226	228
S.A.C.I. Falabella
3.75%, 04/30/23	400	412
Scientific Games International, Inc.
5.00%, 10/15/25 (h)	105	106
8.25%, 03/15/26 (h)	105	110
Six Flags Operations Inc.
4.88%, 07/31/24 (h)	185	188
Staples, Inc.
7.50%, 04/15/26 (h)	115	114
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	130	137
Tempur Sealy International, Inc.
5.50%, 06/15/26	177	184
The ServiceMaster Company, LLC
5.13%, 11/15/24 (h)	160	165
The William Carter Company
5.63%, 03/15/27 (h)	100	105
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (h)	65	68
Viking Cruises Limited
5.88%, 09/15/27 (h)	195	197
		6,038
Materials 0.4%
AK Steel Corporation
7.63%, 10/01/21	30	30
6.38%, 10/15/25	35	28
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (h)	200	209
Andina Acquisition Corporation
8.20%, 01/31/22	300	317
Ashland LLC
4.75%, 08/15/22 (i)	295	308
Berry Global Escrow Corporation
5.63%, 07/15/27 (h) (l)	70	73
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	200	211
CEMEX S.A.B. de C.V.
6.13%, 05/05/25	300	313
7.75%, 04/16/26	400	439
	Shares/Par[1]	Value ($)
Crown Americas LLC
4.75%, 02/01/26	234	240
DuPont de Nemours, Inc
3.77%, 11/15/20	440	448
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (h)	120	109
Freeport-McMoRan Inc.
4.55%, 11/14/24 (l)	900	920
Fresnillo PLC
5.50%, 11/13/23	300	326
Hexion Inc.
7.88%, 07/15/27 (h)	55	55
Inversiones CMPC S.A.
4.50%, 04/25/22	150	155
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (h)	95	97
SunCoke Energy, Inc.
7.50%, 06/15/25 (h)	150	146
The Sherwin-Williams Company
2.25%, 05/15/20	705	704
UPL Corporation Limited
3.25%, 10/13/21	400	401
Vedanta Resources Limited
7.13%, 05/31/23	200	198
6.13%, 08/09/24	200	184
		5,911
Utilities 0.3%
AES Gener S.A.
7.13%, 03/26/79 (h)	200	214
Calpine Corporation
5.75%, 01/15/25	75	74
5.25%, 06/01/26 (h)	75	76
Consolidated Edison, Inc.
2.00%, 03/15/20	1,215	1,211
ELM Park CLO Designated Activity Company
7.95%, 05/11/26	400	434
Empresa Electrica Angamos S.A
4.88%, 05/25/29	174	180
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	565	571
NRG Energy, Inc.
5.25%, 06/15/29 (h) (l)	110	117
Petrobras Argentina S.A.
7.38%, 07/21/23	350	338
PSEG Power LLC
3.85%, 06/01/23	585	609
PT Indonesia Power
5.50%, 11/22/21	200	212
Superior Plus LP
7.00%, 07/15/26 (h)	180	185
Talen Energy Supply, LLC
6.63%, 01/15/28 (h)	65	65
The Israel Electric Corporation Ltd.
6.88%, 06/21/23	200	227
Vistra Operations Company LLC
5.50%, 09/01/26 (h)	85	90
5.63%, 02/15/27 (h)	185	196
		4,799
Information Technology 0.1%
Analog Devices, Inc.
2.95%, 01/12/21	555	560
Ascend Learning, LLC
6.88%, 08/01/25 (h)	195	199
Banff Merger Sub Inc.
9.75%, 09/01/26 (h)	45	39
CDK Global, Inc.
5.88%, 06/15/26	50	53
5.25%, 05/15/29 (h)	50	52
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (h)	204	211
Informatica LLC
7.13%, 07/15/23 (h)	185	188
Microchip Technology Incorporated
3.92%, 06/01/21	610	621

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

135

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
6.88%, 02/15/23 (h)	135	135
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (h)	115	118
8.25%, 11/15/26 (h)	90	93
Riverbed Technology, Inc.
8.88%, 03/01/23 (e) (f)	65	44
SS&C Technologies, Inc.
5.50%, 09/30/27 (h)	150	155
		2,468
Real Estate 0.1%
ESH Hospitality, Inc.
5.25%, 05/01/25 (h)	225	231
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27 (h)	110	118
MPT Operating Partnership, L.P.
5.25%, 08/01/26	290	303
Welltower Inc.
3.63%, 03/15/24	615	640
WeWork Companies Inc.
7.88%, 05/01/25 (h) (l)	30	30
		1,322
Total Corporate Bonds And Notes (cost $124,121)		125,744
INVESTMENT COMPANIES 2.6%
Altaba Inc (b)	633	43,931
Total Investment Companies (cost $30,521)		43,931
SENIOR LOAN INTERESTS 1.4%
Information Technology 0.2%
Access CIG, LLC
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 02/14/25 (g)	175	173
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (g)	120	117
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (g)	19	18
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (g)	36	36
Applied Systems, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 09/06/24 (g) (o)	100	99
Ascend Learning, LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 06/29/24 (g)	103	102
Banff Merger Sub Inc
2018 USD Term Loan B, 6.58%, (3M LIBOR + 4.25%), 06/30/25 (g)	65	62
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (g)	155	154
Bright Bidco B.V.
2018 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 06/28/24 (g)	64	45
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 06/28/24 (g)	31	22
Colorado Buyer Inc
Term Loan B, 5.42%, (1M LIBOR + 3.00%), 03/15/24 (g)	119	110
2nd Lien Term Loan, 9.67%, (3M LIBOR + 7.25%), 05/01/25 (g)	27	23
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (g)	140	139
Cvent, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/30/24 (g)	203	200
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (g)	244	243
Dun & Bradstreet Corporation (The)
Term Loan, 7.40%, (6M LIBOR + 5.00%), 02/06/26 (g)	55	55
Term Loan, 7.43%, (6M LIBOR + 5.00%), 02/08/26 (g)	45	45
	Shares/Par[1]	Value ($)
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (g)	69	69
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (g)	127	123
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 04/26/24 (g)	140	140
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 07/24/24 (g)	31	28
Flexera Software LLC
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 01/24/25 (g)	262	261
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (g)	90	90
Hyland Software, Inc.
2017 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 05/24/25 (g)	25	25
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (g)	59	58
KBR, Inc.
Term Loan B, 6.15%, (3M LIBOR + 3.75%), 03/29/25 (g)	233	233
Kronos Incorporated
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (g)	90	90
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 07/13/25 (g)	153	146
Plantronics Inc
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 06/01/25 (g)	119	118
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 6.37%, (3M LIBOR + 3.50%), 04/26/24 (g)	109	106
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (g)	219	214
Renaissance Holding Corp.
Term Loan, 5.73%, (3M LIBOR + 3.25%), 05/21/25 (g)	205	199
Sirius Computer Solutions, Inc.
Term Loan, 6.65%, (3M LIBOR + 4.25%), 10/30/22 (g)	119	119
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (g)	141	140
Ultimate Software Group Inc(The)
Term Loan B, 6.08%, (3M LIBOR + 3.75%), 04/08/26 (g)	40	40
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (g)	80	77
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (g)	122	117
		4,036
Industrials 0.2%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (g)	16	16
Achilles Acquisition LLC
2018 Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/13/25 (g)	65	65
American Airlines, Inc.
Repriced Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/28/23 (g)	40	39
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (g)	45	44
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (g)	30	29

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (g)	15	14
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (g)	19	18
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (g)	93	93
2019 Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/01/25 (g) (o)	11	11
Comet Acquisition, Inc.
Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/23/25 (g)	30	29
Compass Power Generation LLC
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 12/20/24 (g)	201	201
CPM Holdings, Inc.
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 10/25/25 (g)	30	29
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (g)	29	29
EAB Global, Inc.
1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 08/15/22 (e) (g)	—	—
1st Lien Term Loan, 6.38%, (3M LIBOR + 3.75%), 08/15/22 (e) (g)	141	140
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.83%, (1M LIBOR + 3.50%), 11/16/24 (g)	203	203
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (g)	124	123
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (g)	227	226
KAR Auction Services, Inc.
Term Loan B5, 4.88%, (3M LIBOR + 2.50%), 03/06/23 (g)	64	64
Kenan Advantage Group, Inc.
Term Loan, 5.40%, (1M LIBOR + 3.00%), 07/22/22 (g)	123	118
Milacron LLC
Amended Term Loan B, 4.90%, (3M LIBOR + 2.50%), 09/23/23 (g)	140	136
Minotaur Acquisition, Inc.
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 02/27/26 (g)	185	181
Monitronics International Inc.
Term Loan B2, 9.83%, (3M LIBOR + 7.50%), 09/30/22 (g)	38	36
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (g)	207	201
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (g)	127	126
Pike Corporation
2018 Term Loan B, 5.91%, (3M LIBOR + 3.50%), 03/13/25 (g)	89	89
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (g)	90	89
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/02/22 (g) (o)	25	25
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (g)	100	100
SMG US Midco 2, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/11/25 (g)	59	58
Southern Graphics, Inc.
2018 Term Loan B, 5.73%, (1M LIBOR + 3.25%), 12/31/22 (g)	159	132
Syncreon Global Finance (US) Inc.
Term Loan B, 6.83%, (3M LIBOR + 4.25%), 10/28/20 (g)	218	123
	Shares/Par[1]	Value ($)
Tamko Building Products, Inc
Term Loan B, 5.69%, (3M LIBOR + 3.25%), 05/15/26 (g)	30	30
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (g)	234	233
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (g)	74	71
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (g)	150	147
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (g)	50	49
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (g)	64	64
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/22/26 (g)	82	82
WP CPP Holdings, LLC
Term Loan, 6.33%, (3M LIBOR + 3.75%), 04/30/25 (g)	160	159
		3,622
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (g)	245	243
A-L Parent LLC
2016 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 12/01/23 (g)	70	70
Allied Universal Holdco LLC
2015 Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (g) (o)	55	55
Incremental Term Loan, 6.65%, (3M LIBOR + 4.25%), 07/28/22 (e) (g)	124	124
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (g) (o)	6	6
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (g) (o)	64	63
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (g)	139	139
American Tire Distributors Holdings, Inc.
Term Loan, 9.98%, (1M LIBOR + 7.50%), 10/01/21 (g)	74	69
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (g)	90	90
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (g)	35	33
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (g)	140	138
Cengage Learning, Inc.
2016 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 06/07/23 (g)	121	116
ClubCorp Holdings, Inc.
2017 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 08/16/24 (g)	133	123
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (g)	115	113
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (g)	28	27
ESH Hospitality, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 08/30/23 (g) (o)	10	10
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/30/23 (g)	244	244
FrontDoor Inc
2018 Term Loan B, 4.94%, (3M LIBOR + 2.50%), 08/16/25 (g)	67	67
Garda World Security Corporation
Term Loan, 6.02%, (3M LIBOR + 3.50%), 05/12/24 (g)	100	99

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Term Loan, 8.00%, (3M PRIME + 5.50%), 05/12/24 (g)	—	—
Getty Images, Inc.
2019 1st Lien Term Loan, 6.90%, (3M LIBOR + 4.50%), 02/13/26 (g)	50	49
GOBP Holdings, Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 10/22/25 (g)	74	74
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (g)	204	199
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 0.00%, (3M LIBOR + 1.75%), 10/25/23 (g) (o)	50	50
2019 Term Loan B2, 4.15%, (3M LIBOR + 1.75%), 10/25/23 (g)	115	115
IAA, Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 05/22/26 (g) (o)	20	20
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (g)	155	153
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 01/21/25 (g) (o)	20	20
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (g)	128	127
Mister Car Wash Holdings, Inc.
2019 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 05/08/26 (g)	38	38
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (g)	30	30
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/15/25 (g)	25	25
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (g)	92	89
Playa Resorts Holding B.V.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/07/24 (g)	148	142
Rentpath, Inc.
Term Loan, 7.16%, (3M LIBOR + 4.75%), 12/17/21 (g)	262	150
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (g)	19	19
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (g)	80	79
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (g)	80	80
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (g)	100	96
Tenneco, Inc.
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/01/25 (g)	30	28
Wand NewCo 3, Inc.
2019 1st Lien Term Loan, 5.92%, (3M LIBOR + 3.50%), 01/23/26 (g)	3	3
		3,415
Health Care 0.2%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.90%, (3M LIBOR + 2.50%), 02/16/23 (g)	55	54
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (g)	70	70
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (g)	—	—
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (g)	115	114
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (g)	180	180
	Shares/Par[1]	Value ($)
Bausch Health Companies Inc.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 11/26/25 (g)	103	102
Catalent Pharma Solutions Inc.
Term Loan B2, 4.65%, (3M LIBOR + 2.25%), 05/10/26 (g)	100	100
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (g)	138	138
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (g)	141	140
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (g)	68	68
CVS Holdings I, LP
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/01/25 (g)	214	213
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 05/09/25 (g)	102	101
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (g)	372	371
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (g) (o)	35	35
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (g)	127	127
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 06/21/26 (g)	95	96
HC Group Holdings II, Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 05/22/26 (g) (o)	90	90
IQVIA Inc.
2017 USD Term Loan B2, 4.33%, (1M LIBOR + 2.00%), 01/17/25 (g)	244	244
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 06/21/25 (g)	159	156
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (g)	87	83
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (g) (o)	65	65
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (g)	78	77
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (g)	179	179
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (g) (o)	35	34
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (g)	54	54
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (g)	198	198
Vizient, Inc.
2019 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/17/26 (g)	20	20
Wink Holdco, Inc
1st Lien Term Loan B, 5.40%, (3M LIBOR + 3.00%), 11/02/24 (g)	97	95
		3,204
Financials 0.2%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (g)	182	181
Alera Group Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 07/26/25 (g)	72	72

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

138

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (g)	80	78
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (g)	254	251
Asurion LLC
2018 Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 11/15/24 (g)	204	204
2017 2nd Lien Term Loan, 8.90%, (3M LIBOR + 6.50%), 08/04/25 (g)	105	106
BCP Renaissance Parent LLC
2017 Term Loan B, 6.08%, (3M LIBOR + 3.50%), 09/20/24 (g)	113	112
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (g)	95	95
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (g)	234	232
Capri Finance LLC
USD 2017 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.25%), 10/04/24 (g)	179	175
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (g)	141	137
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 06/26/25 (g) (o)	55	55
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (g)	20	20
2018 2nd Lien Term Loan, 9.14%, (3M LIBOR + 6.75%), 06/26/26 (g)	25	25
Gulf Finance, LLC
Term Loan B, 7.58%, (3M LIBOR + 5.25%), 08/25/23 (g)	57	46
Term Loan B, 7.69%, (3M LIBOR + 5.25%), 08/25/23 (g)	96	78
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (g)	77	75
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (g)	35	35
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 04/04/25 (g)	88	87
RPI Finance Trust
Term Loan B6, 0.00%, (3M LIBOR + 2.00%), 03/13/23 (g) (o)	25	25
Term Loan B6, 4.40%, (3M LIBOR + 2.00%), 03/13/23 (g)	34	34
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (g)	204	201
Solera, LLC
USD Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (g) (o)	110	109
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (g)	126	125
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (g)	90	88
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.54%, (3M LIBOR + 5.00%), 03/18/26 (g)	55	52
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (g)	217	217
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (g) (o)	35	35
		2,950
Communication Services 0.1%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.66%, (3M LIBOR + 3.25%), 05/10/25 (g)	60	59
	Shares/Par[1]	Value ($)
Cincinnati Bell, Inc.
Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/02/24 (g)	111	110
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (g)	40	39
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (g)	85	85
Digicel International Finance Limited
2017 Term Loan B, 5.78%, (3M LIBOR + 3.25%), 05/27/24 (g)	39	34
E.W. Scripps Company (The)
Incremental Term Loan B1, 5.15%, (3M LIBOR + 2.75%), 04/04/26 (e) (g)	75	75
GoodRx, Inc.
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (g)	148	146
Gray Television, Inc.
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (g)	244	244
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.65%, (3M LIBOR + 3.25%), 12/01/23 (g)	141	139
GTT Communications, Inc.
2018 USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/27/25 (g)	162	145
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (g) (o)	50	50
Meredith Corporation
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (g)	81	81
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (g) (o)	100	100
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (g)	56	51
Speedcast International Limited
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/03/25 (g)	99	98
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (g)	150	147
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (g)	100	99
Tribune Media Company
Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/27/20 (g)	61	61
Uber Technologies
2018 Term Loan, 6.41%, (3M LIBOR + 4.00%), 04/04/25 (g)	184	184
Virgin Media Bristol LLC
USD Term Loan K, 0.00%, (3M LIBOR + 2.50%), 02/10/26 (g) (o)	25	25
		1,972
Materials 0.1%
Aleris International, Inc.
Term Loan, 7.15%, (3M LIBOR + 4.75%), 04/15/23 (g)	183	183
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (g)	114	114
Berry Global, Inc.
Term Loan Q, 4.41%, (3M LIBOR + 2.00%), 10/01/22 (g)	15	15
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (g) (o)	110	109
Charter NEX US, Inc.
Incremental Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/16/24 (g)	20	20
Forterra Finance, LLC
2017 Term Loan B, 5.40%, (1M LIBOR + 3.00%), 10/25/23 (g)	109	101

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GrafTech Finance, Inc.
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 02/01/25 (g)	153	150
Hexion Inc
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (g) (o)	35	35
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (g)	82	72
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (g)	125	123
Phoenix Services International, LLC
Term Loan, 6.16%, (3M LIBOR + 3.75%), 01/29/25 (g)	84	83
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (g)	—	—
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (g)	24	24
Pro Mach Group, Inc.
2018 Term Loan B, 5.14%, (3M LIBOR + 2.75%), 03/07/25 (g)	208	200
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (g)	132	131
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (g)	—	—
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (g)	141	139
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 10/20/24 (g)	32	32
2017 1st Lien Term Loan, 6.02%, (3M LIBOR + 3.50%), 10/20/24 (g)	28	27
		1,558
Energy 0.1%
Brazos Delaware II, LLC
Term Loan B, 6.38%, (3M LIBOR + 4.00%), 05/16/25 (g)	203	191
Calpine Corporation
Term Loan B9, 0.00%, (3M LIBOR + 2.75%), 03/22/26 (g) (o)	85	85
Covia Holdings Corporation
Term Loan, 6.60%, (3M LIBOR + 4.00%), 05/17/25 (g)	71	57
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (g)	79	78
ExGen Renewables IV, LLC
Term Loan B, 5.53%, (1M LIBOR + 3.00%), 11/15/24 (g)	53	50
Foresight Energy, LLC
2017 1st Lien Term Loan, 8.27%, (1M LIBOR + 5.75%), 03/16/22 (g)	85	69
Gavilan Resources, LLC
2nd Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 02/24/24 (e) (g)	45	23
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (g)	150	149
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (g)	222	211
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/28/25 (e) (g)	122	115
Prairie ECI Acquiror LP
Term Loan B, 7.08%, (3M LIBOR + 4.75%), 03/07/26 (g)	45	45
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (g)	63	63
U.S. Silica Company
2018 Term Loan B, 6.44%, (3M LIBOR + 4.00%), 04/12/25 (g)	3	3
	Shares/Par[1]	Value ($)
Ultra Resources, Inc.
1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 04/14/24 (g)	60	45
		1,184
Consumer Staples 0.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (g)	20	20
Albertsons, LLC
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (g)	109	109
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (g)	234	234
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (g)	50	49
CSM Bakery Solutions LLC
1st Lien Term Loan, 6.59%, (1M LIBOR + 4.00%), 07/22/20 (e) (g)	147	140
JBS USA Lux S.A.
2019 Term Loan B, 0.00%, (3M LIBOR + 2.50%), 04/27/26 (g) (o)	40	40
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (g)	85	85
KIK Custom Products, Inc.
2015 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 08/26/22 (g)	143	134
		811
Utilities 0.0%
Calpine Corporation
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (g)	15	15
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (g) (o)	20	20
Term Loan, 6.15%, (3M LIBOR + 3.75%), 11/29/25 (g)	134	134
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/05/25 (g)	95	94
2018 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 10/05/26 (g)	20	20
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (g)	121	121
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (g)	47	47
		451
Real Estate 0.0%
Capital Automotive L.P.
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (g)	81	81
Forest City Enterprises, L.P.
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/24/25 (g)	124	125
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (g)	85	84
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (g)	90	89
		379
Total Senior Loan Interests (cost $24,152)		23,582
PREFERRED STOCKS 0.8%
Consumer Discretionary 0.8%
Porsche Automobil Holding SE (p)	205	13,319
Total Preferred Stocks (cost $12,133)		13,319
SHORT TERM INVESTMENTS 5.1%
Investment Companies 3.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (q) (r)	58,270	58,270

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Treasury Securities 1.4%
U.S. Treasury Bill
2.47%, 08/15/19 (s)	6,000	5,984
2.48%, 09/05/19 (s)	16,600	16,536
2.53%, 11/07/19 (s)	1,650	1,638
		24,158
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (q) (r)	4,501	4,501
Total Short Term Investments (cost $86,914)		86,929
Total Investments 103.8% (cost $1,660,939)		1,757,799
Total Securities Sold Short (6.2)% (proceeds $107,166)		(104,328)
Other Assets and Liabilities, Net 2.4%		39,835
Total Net Assets 100.0%		1,693,306

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)   Non-income producing security.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $190,198 and 11.2%, respectively.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k)   Perpetual security. Next contractual call date presented, if applicable.

(l)   All or a portion of the security was on loan.

(m)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n)   Security issued with a zero coupon. Income is recognized through the accretion of discount.

(o)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p)  Convertible security.

(q)  Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(s)   The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (6.2%)
INVESTMENT COMPANIES (5.3%)
SPDR S&P 500 ETF	(103)	(30,316)
SPDR S&P Regional Banking ETF	(953)	(50,942)
Utilities Select Sector SPDR Fund	(141)	(8,417)
Total Investment Companies (proceeds $92,891)		(89,675)
PREFERRED STOCKS (0.6%)
Consumer Discretionary (0.6%)
Volkswagen AG (a)	(54)	(9,170)
Total Preferred Stocks (proceeds $8,443)		(9,170)
COMMON STOCKS (0.3%)
Communication Services (0.3%)
Tencent Holdings Limited	(121)	(5,483)
Total Common Stocks (proceeds $5,832)		(5,483)
Total Securities Sold Short (6.2%) (proceeds $107,166)		(104,328)

(a)  Convertible security.

JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 65.7%
United States of America 39.8%
3M Company	26	4,455
Abbott Laboratories	48	4,056
AbbVie Inc.	30	2,178
ABIOMED, Inc. (a)	2	560
Adobe Inc. (a)	6	1,806
Advance Auto Parts, Inc.	1	77
AFLAC Incorporated	40	2,166
Agilent Technologies, Inc.	14	1,045
Air Products and Chemicals, Inc.	29	6,583
Alaska Air Group, Inc.	38	2,413
Albemarle Corporation	59	4,149
Alliant Energy Corporation	5	240
Allison Systems, Inc.	1	37
Alphabet Inc. - Class A (a)	4	4,728
Altria Group, Inc.	21	975
Amazon.com, Inc. (a)	4	8,086
AMC Networks, Inc. - Class A (a)	1	38
Amdocs Limited	4	236
Ameren Corporation	2	128
American Express Company	6	797
American National Insurance Company	—	23
American Tower Corporation	9	1,779
American Water Works Company, Inc.	8	875
AMETEK, Inc.	8	685
Amgen Inc.	16	2,978
Amphenol Corporation - Class A	10	933
Analog Devices, Inc.	52	5,835
Apergy Corporation (a)	19	624
Apple Inc.	62	12,267
Applied Materials, Inc.	22	1,001
Aptiv PLC (b)	47	3,799
Archer-Daniels-Midland Company	7	277
Aspen Technology, Inc. (a)	1	62
Assured Guaranty Ltd.	1	29
AT&T Inc.	96	3,224
Atmos Energy Corporation	2	253
Autodesk, Inc. (a)	9	1,403
Automatic Data Processing, Inc.	15	2,520
AutoZone, Inc. (a)	—	440
Avery Dennison Corporation	2	185
Axalta Coating Systems Ltd. (a)	37	1,090
Bank of America Corporation	70	2,030
Baxter International Inc.	4	353
Becton, Dickinson and Company	21	5,353
Berkshire Hathaway Inc. - Class A (a)	—	637
Best Buy Co., Inc.	7	467
Biogen Inc. (a)	9	2,053
BlackRock, Inc.	2	1,136
BorgWarner Inc.	18	746
Bristol-Myers Squibb Co.	41	1,850
Broadcom Inc.	7	2,015
Broadridge Financial Solutions, Inc.	3	421

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Brown-Forman Corp. - Class A	1	77
Brown-Forman Corp. - Class B	17	969
Bunge Limited	26	1,432
BWXT Government Group, Inc.	20	1,066
C.H. Robinson Worldwide, Inc.	4	337
Cable One, Inc.	1	1,007
Cabot Oil & Gas Corp.	37	840
Capri Holdings Limited (a)	4	153
Carlisle Cos. Inc.	8	1,081
Carter's Inc.	1	107
Casey's General Stores Inc.	1	125
Catalent Inc. (a)	37	1,984
Caterpillar Inc.	6	807
Celanese Corp. - Class A	13	1,451
Centene Corporation (a)	6	305
Cerner Corp.	5	388
Charles Schwab Corp.	32	1,298
Chemed Corporation	—	72
Chevron Corp.	33	4,156
Chimera Investment Corporation	4	83
Choice Hotels International Inc.	1	78
Church & Dwight Co. Inc.	6	475
Cimarex Energy Co.	1	36
Cinemark Holdings, Inc.	1	25
Cintas Corp.	13	3,014
Cisco Systems, Inc.	54	2,972
Clorox Co.	4	612
Coca-Cola Co.	60	3,050
Cognex Corp.	9	439
Cognizant Technology Solutions Corp. - Class A	7	437
Colgate-Palmolive Co.	45	3,247
Comcast Corporation - Class A	48	2,051
Concho Resources Inc.	6	667
Consolidated Edison Inc.	7	631
Constellation Brands, Inc. - Class A	6	1,166
Copart Inc. (a)	5	351
Costco Wholesale Corporation	5	1,295
Cummins Inc.	4	617
CVS Health Corp.	54	2,937
Danaher Corp.	11	1,615
Darden Restaurants Inc.	4	438
Deere & Co.	5	892
Delta Air Lines Inc.	14	794
Dentsply Sirona Inc.	11	671
Dick's Sporting Goods Inc.	2	76
Dollar General Corp.	4	595
Dominion Energy, Inc.	19	1,469
Domino's Pizza, Inc.	1	306
Donaldson Co. Inc.	21	1,058
Dover Corp.	23	2,265
DTE Energy Co.	5	588
Duke Energy Corporation	16	1,456
Eastman Chemical Co.	2	125
Ecolab Inc.	20	4,008
Edwards Lifesciences Corporation (a)	4	796
Elanco Animal Health (a)	16	547
Electronic Arts Inc. (a)	6	654
Eli Lilly & Co.	23	2,536
Emerson Electric Co.	27	1,804
Encompass Health Corporation	1	70
EOG Resources, Inc.	15	1,425
EPR Properties	2	119
Equifax Inc.	6	786
Equinix, Inc.	2	1,079
Erie Indemnity Company - Class A	9	2,390
Estee Lauder Cos. Inc. - Class A	6	1,099
Evercore Inc. - Class A	1	44
Everest Re Group, Ltd.	1	124
Evergy, Inc.	2	108
Eversource Energy	6	424
Exelixis, Inc. (a)	5	100
Exelon Corporation	24	1,170
Expedia Group, Inc.	4	503
Expeditors International of Washington Inc.	4	326
Exxon Mobil Corporation	81	6,199
	Shares/Par[1]	Value ($)
F5 Networks Inc. (a)	2	277
Facebook, Inc. - Class A (a)	8	1,552
FactSet Research Systems Inc.	1	258
Fastenal Co.	16	528
Flowers Foods Inc.	4	95
Foot Locker Inc.	4	159
Ford Motor Co.	45	461
Fortinet, Inc. (a)	2	131
Fortive Corporation	6	462
Gaming and Leisure Properties, Inc.	4	160
Gap Inc.	35	636
General Dynamics Corp.	32	5,907
General Mills Inc.	15	777
Gentex Corp.	7	165
Genuine Parts Co.	4	394
Gilead Sciences Inc.	22	1,520
Graco Inc.	4	196
Graham Holdings Co.	1	593
Grand Canyon Education, Inc. (a)	1	70
H & R Block, Inc.	6	182
Haemonetics Corp. (a)	11	1,279
Hasbro Inc.	3	317
Hawaiian Electric Industries Inc.	2	105
HCA Healthcare, Inc.	3	433
Hershey Co.	4	576
Home Depot Inc.	16	3,286
Honeywell International Inc.	32	5,657
Hormel Foods Corp.	7	304
Host Hotels & Resorts, Inc.	80	1,458
HP Inc.	45	942
Huntington Ingalls Industries Inc.	4	944
Huntsman Corp.	2	31
IAC/InterActiveCorp (a)	3	692
iHeartMedia, Inc. (a) (b) (c)	1	8
Illinois Tool Works Inc.	11	1,606
Illumina Inc. (a)	6	2,062
Ingredion Inc.	2	124
Intel Corp.	75	3,577
Intercontinental Exchange, Inc.	15	1,274
International Business Machines Corp.	23	3,185
International Flavors & Fragrances Inc.	4	627
Interpublic Group of Cos. Inc.	5	106
InterXion Holding N.V. (a)	64	4,870
Intuit Inc.	16	4,171
Intuitive Surgical, Inc. (a)	7	3,556
Invesco Ltd.	3	55
Jack Henry & Associates Inc.	2	281
JB Hunt Transport Services Inc.	8	708
JM Smucker Co.	1	161
John Wiley & Sons Inc. - Class A	9	426
Johnson & Johnson	69	9,680
Johnson Controls International Public Limited Company	60	2,487
JPMorgan Chase & Co.	35	3,913
Kansas City Southern	8	982
Kellogg Co.	2	96
Keysight Technologies, Inc. (a)	7	621
Kimberly-Clark Corp.	3	373
KiMcO Realty Corporation	8	140
KLA-Tencor Corp.	3	402
Kohl's Corp.	5	228
Kontoor Brands, Inc. (a)	1	34
Kroger Co.	6	128
Laboratory Corporation of America Holdings (a)	5	916
Lam Research Corp.	3	654
Lamb Weston Holdings Inc.	6	405
Landstar System Inc.	1	97
Las Vegas Sands Corp.	6	360
Lear Corp.	1	195
Leggett & Platt Inc.	3	123
Limited Brands Inc.	7	172
Lockheed Martin Corp.	9	3,315
Lowe's Cos. Inc.	12	1,211
Lyft, Inc. (a)	3	217
Macy's, Inc.	7	161

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MarketAxess Holdings Inc.	1	289
Marsh & McLennan Cos. Inc.	11	1,077
Martin Marietta Materials Inc.	4	989
MasterCard Incorporated - Class A	21	5,455
Match Group, Inc.	1	54
Matthews International Corp. - Class A	19	648
Maxim Integrated Products, Inc.	7	395
McCormick & Co. Inc.	16	2,434
McDonald's Corp.	20	4,091
Merck & Co., Inc.	42	3,564
Mercury General Corp.	1	44
Mettler-Toledo International Inc. (a)	5	4,393
Micron Technology Inc. (a)	20	772
Microsoft Corp.	149	19,957
Mondelez International Inc. - Class A	16	857
Monolithic Power Systems Inc.	5	656
Monster Beverage 1990 Corporation (a)	35	2,247
Morningstar Inc.	—	58
Motorola Solutions Inc.	4	600
MSC Industrial Direct Co. - Class A	1	74
MSCI Inc.	2	430
National Retail Properties Inc.	4	233
Navient Corporation	2	25
NetApp, Inc.	5	327
Neurocrine Biosciences, Inc. (a)	5	457
NewMarket Corp.	—	80
NextEra Energy, Inc.	12	2,380
Nike Inc. - Class B	69	5,776
Nordstrom Inc.	3	99
Norfolk Southern Corp.	3	698
Northrop Grumman Systems Corp.	12	3,784
Nu Skin Enterprises, Inc. - Class A	1	59
Nucor Corp.	13	716
NVIDIA Corporation	12	2,022
NVR, Inc. (a)	—	202
Occidental Petroleum Corp.	30	1,508
OGE Energy Corp.	4	170
Omega Healthcare Investors Inc.	5	198
Omnicom Group Inc.	5	418
Oracle Corporation	15	837
O'Reilly Automotive, Inc. (a)	2	849
Packaging Corp. of America	1	133
Paychex Inc.	9	765
Penske Automotive Group, Inc.	—	19
People's United Financial Inc.	8	134
PepsiCo Inc.	46	6,071
Pfizer Inc.	140	6,084
Philip Morris International Inc.	13	1,029
Phillips 66	5	468
Pinnacle West Capital Corp.	3	273
Polaris Industries Inc.	2	146
Pool Corporation	1	172
PPL Corporation	5	161
Procter & Gamble Co.	52	5,757
Progressive Corp.	11	847
PTC Inc. (a)	8	730
Public Service Enterprise Group Inc.	14	818
Public Storage	4	1,048
Quest Diagnostics Incorporated	10	977
Ralph Lauren Corp. - Class A	1	68
Raytheon Co.	20	3,512
Realty Income Corp.	8	531
Republic Services Inc.	2	174
ResMed Inc.	4	427
Robert Half International Inc.	4	205
Rockwell Automation Inc.	3	541
Rollins Inc.	4	151
Roper Industries Inc.	25	9,340
Ross Stores Inc.	42	4,213
S&P Global Inc.	5	1,139
Salesforce.Com, Inc. (a)	6	895
Santander Consumer USA Holdings Inc.	2	55
Schlumberger Ltd.	60	2,369
Schneider National, Inc. - Class B	1	11
Sealed Air Corporation	2	77
	Shares/Par[1]	Value ($)
SEI Investments Co.	2	112
Senior Housing Properties Trust	6	50
ServiceNow, Inc. (a)	11	2,924
Simon Property Group Inc.	5	831
Six Flags Operations Inc.	1	45
Skyworks Solutions, Inc.	5	402
Snap-On Inc.	—	66
Sonoco Products Co.	2	157
Southern Co.	32	1,769
Southwest Airlines Co.	12	620
Spirit Realty Capital, Inc.	3	107
Sprouts Farmers Market, Inc. (a)	2	30
Stanley Black & Decker Inc.	8	1,157
Starbucks Corp.	17	1,417
State Street Corp.	6	359
Steel Dynamics Inc.	2	45
STORE Capital Corp.	4	136
Stryker Corp.	34	6,907
Sysco Corp.	13	891
T. Rowe Price Group, Inc.	9	1,042
Tapestry Inc.	8	254
Target Corporation	60	5,240
Teleflex Inc.	5	1,755
Texas Instruments Incorporated	77	8,848
The Boeing Company	16	5,952
The Michaels Companies, Inc. (a)	2	20
Thor Industries Inc.	1	64
Tiffany & Co.	21	2,004
TJX Cos. Inc.	23	1,222
Toro Co.	3	207
Tractor Supply Co.	3	348
Trimble Inc. (a)	29	1,290
Twilio Inc. - Class A (a)	4	589
Tyler Technologies Inc. (a)	2	400
Tyson Foods Inc. - Class A	7	541
Uber Technologies, Inc. (a)	8	359
Ubiquiti Networks, Inc.	—	26
UGI Corp.	1	64
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2	555
Union Pacific Corp.	29	4,916
United Parcel Service Inc. - Class B	13	1,394
United Technologies Corp.	36	4,707
United Therapeutics Corporation (a)	1	94
UnitedHealth Group Incorporated	4	976
Universal Health Services Inc. - Class B	1	65
Urban Outfitters Inc. (a)	2	41
Valero Energy Corporation	9	805
Varian Medical Systems, Inc. (a)	6	753
Ventas, Inc.	2	164
VEREIT, Inc.	26	232
VeriSign, Inc. (a)	3	544
Verisk Analytics, Inc.	16	2,343
Verizon Communications Inc.	69	3,925
Versum Materials, Inc.	3	139
VF Corp.	8	742
Viacom Inc. - Class B	5	137
ViaSat, Inc. (a)	7	600
Visa Inc. - Class A	26	4,599
VMware Inc. - Class A	2	318
W.P. Carey Inc.	2	195
WABCO Holdings Inc. (a)	—	53
Walgreens Boots Alliance Inc.	24	1,301
Walmart Inc.	32	3,514
Walt Disney Co.	28	3,952
Waters Corp. (a)	7	1,421
Watsco Inc.	1	98
WEC Energy Group Inc.	5	417
Wells Fargo & Co.	20	946
West Pharmaceutical Services Inc.	22	2,766
Western Union Co.	6	113
Williams Cos. Inc.	52	1,472
Williams-Sonoma Inc.	2	156
WW Grainger Inc.	5	1,368
Wyndham Destinations, Inc.	1	35
Xilinx Inc.	7	790

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

143

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Yum! Brands Inc.	10	1,107
		482,112
United Kingdom 5.8%
Ascential Group Limited	880	3,988
AstraZeneca PLC - ADR	22	889
BAE Systems PLC	166	1,045
Barclays Plc	674	1,284
boohoo Group PLC (a)	1,350	3,633
BP P.L.C.	490	3,419
Carnival Plc	21	988
Experian PLC	135	4,091
Ferguson PLC	60	4,271
GW Pharmaceuticals plc - ADS (a)	1	176
Hikma Pharmaceuticals Public Limited Company	175	3,833
HSBC Holdings Plc	221	1,830
IHS Markit Ltd. (a)	38	2,410
John Wood Group P.L.C.	745	4,285
Johnson Matthey PLC	38	1,623
Just Eat PLC (a)	400	3,178
Kingfisher Plc	454	1,237
Linde Public Limited Company	41	8,201
LivaNova PLC (a)	63	4,533
Nvent Electric Public Limited Company	37	917
Rio Tinto Plc - ADR	24	1,496
Sophos Group PLC (d)	570	2,860
Standard Chartered PLC	352	3,195
The Sage Group PLC.	490	4,999
Vodafone Group Public Limited Company	1,194	1,958
		70,339
Japan 2.1%
Astellas Pharma Inc.	72	1,023
CyberAgent Inc.	124	4,505
Kirin Holdings Co. Ltd.	33	705
Mitsui Fudosan Co. Ltd.	49	1,203
Panasonic Corp.	194	1,616
Santen Pharmaceutical Co. Ltd.	240	3,988
Seven & I Holdings Co., Ltd.	29	996
Sumitomo Metal Mining Co. Ltd.	45	1,347
Sumitomo Mitsui Financial Group Inc.	48	1,701
Sumitomo Rubber Industries Inc.	41	472
Suntory Beverage & Food Limited	22	966
Taiheiyo Cement Corp.	35	1,049
Takeda Pharmaceutical Co. Ltd.	47	1,670
ZOZO, Inc.	245	4,597
		25,838
Germany 2.1%
Bayer AG	29	1,981
Deutsche Boerse AG	31	4,388
E.ON SE	113	1,222
Infineon Technologies AG	200	3,531
Merck KGaA	12	1,227
MTU Aero Engines AG	19	4,535
SAP SE	31	4,260
Symrise AG	40	3,857
		25,001
China 2.0%
Agricultural Bank of China Limited - Class A	63	33
Alibaba Group Holding Limited - ADS (a)	5	876
Anhui Conch Cement Co. Ltd. - Class H	108	676
Anhui Conch Cement Company Limited - Class A	10	58
Anxin Trust Co., Ltd. - Class A (a)	7	5
Baidu, Inc. - Class A - ADR (a)	11	1,244
Bank of Beijing Co., Ltd. - Class A	27	23
Bank of China Limited - Class A	25	14
Bank of China Limited - Class H	1,898	802
Bank of Communications Co., Ltd. - Class A	77	69
Bank of Communications Co., Ltd. - Class H	844	641
Baoshan Iron & Steel Co., Ltd.	23	22
China CITIC Bank Corporation Limited - Class A	12	11
China CITIC Bank Corporation Limited - Class H	1,099	626
China Conch Venture Holdings Limited	131	466
China Construction Bank Corporation - Class H	1,063	915
China Everbright Bank Company Limited - Class A	54	30
	Shares/Par[1]	Value ($)
China Minsheng Banking Corp. , Ltd. - Class A	46	42
China Minsheng Banking Corp. , Ltd. - Class H	642	444
China Mobile Ltd.	254	2,309
China Oriental Group Co. Ltd.	104	61
China Petroleum & Chemical Corporation - Class A	28	23
China Petroleum & Chemical Corporation - Class H	1,160	789
China Resources Cement Holdings Limited	134	130
China Shenhua Energy Company Limited - Class A	9	26
China Shenhua Energy Company Limited - Class H	359	749
China South Publishing And Media Group Co., Ltd. - Class A	2	4
China Telecom Corp. Ltd. - Class H	3,502	1,761
China Yangtze Power Co., Ltd. - Class A	27	71
China Zhongwang Holdings Limited	73	37
Chinese Universe Publishing and Media Co., Ltd - Class A	2	3
Chongqing Rural Commercial Bank Co., Ltd. - Class H	109	59
CNOOC Limited	497	847
Country Garden Services Holdings Company Limited (a)	49	114
Dali Food Group Co., Ltd. (d)	198	132
Daqin Railway Co., Ltd. - Class A	32	38
Dongfeng Motor Group Co., Ltd - Class H	368	301
Fangda Carbon New Material Co., Ltd. - Class A (a)	6	11
Foshan Haitian Flavoring & Food Co., Ltd - Class A	5	73
Fuyao Glass Industry Group Co., Ltd. - Class A	3	9
Guangdong Investment Ltd.	124	245
Guangzhou Automobile Group Co., Ltd. - Class A	3	5
Guangzhou Automobile Group Co., Ltd. - Class H	370	395
Hainan Sihuan Pharmaceutical Co., Ltd.	380	86
Hangzhou Bank Co., Ltd. - Class A	7	8
Hangzhou Robam Appliances Co., Ltd. - Class A	1	5
Hedy Holding Co., Ltd. - Class A	32	24
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	7	25
HLA Corp. , Ltd - Class A	6	8
HUAYU Automotive Systems Co., Ltd. - Class A	6	19
Industrial and Commercial Bank of China Limited - Class H	1,208	881
Industrial Bank Co., Ltd. - Class A	37	100
Jiangsu Expressway Co. Ltd. - Class H	138	196
Kweichow Moutai Co., Ltd. - Class A	2	272
Lee & Man Paper Manufacturing Ltd.	170	119
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	2	21
Maanshan Iron & Steel Co. Ltd.	154	61
Maanshan Iron & Steel Company Limited - Class A	13	7
Nexteer Automotive Group Limited	38	47
RiseSun Real Estate Development Co., Ltd. - Class A	6	8
SAIC Motor Corporation Limited - Class A	10	37
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	15	21
Shanghai International Airport Co.Ltd.	2	21
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1	14
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	2	5
Shenzhou International Group Holdings Limited	66	912
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	12	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	510	203
Sinopharm Group Co. Ltd. - Class H	209	736
TAL Education Group - ADS (a)	124	4,724
Weichai Power Co., Ltd. - Class A	8	15
Weifu High-Technology Group Co., Ltd. - Class A	2	5
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	4	7
Yuzhou Properties Company Limited	71	33
YY, Inc. - Class A - ADS (a)	4	307
Zhejiang Semir Garment Co., Ltd. - Class A	2	4
		24,129
Netherlands 1.7%
Adyen B.V. (a) (d)	3	2,666
ASML Holding - ADR	7	1,456
Flow Traders N.V. (d)	33	970
ING Groep N.V.	188	2,185
Koninklijke DSM N.V.	39	4,816

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

144

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
LyondellBasell Industries N.V. - Class A	10	844
NXP Semiconductors N.V.	17	1,669
Royal Dutch Shell PLC - Class A - ADR	30	1,952
Royal Dutch Shell PLC - Class B	91	2,991
SBM Offshore N.V.	68	1,315
		20,864
Ireland 1.7%
Accenture Public Limited Company - Class A	36	6,689
Allegion Public Limited Company	8	834
Bank of Ireland Group Public Limited Company	216	1,127
CRH Plc	22	724
Ingersoll-Rand Public Limited Company	12	1,491
Keywords Studios PLC	165	3,835
Medtronic Public Limited Company	44	4,246
Pentair Public Limited Company	34	1,269
Ryanair Holdings Plc - ADR (a)	3	160
		20,375
South Korea 1.6%
BGFretail Co., Ltd.	—	69
BNK Financial Group Inc.	30	193
Daelim Industrial Co. Ltd.	1	137
DB Insurance Co. Ltd.	2	110
Hana Financial Group Inc.	66	2,129
Hanwha Life Insurance Co., Ltd.	30	86
Honam Petrochemical Corp.	7	1,519
Hyundai Marine & Fire Insurance Co.,Ltd.	7	165
Industrial Bank of Korea	32	384
Kangwon Land Inc.	13	328
KB Financial Group Inc.	88	3,504
Kia Motors Corp.	11	430
Korea Zinc Co. Ltd.	—	153
KT&G Corp.	10	869
Kumho Petro chemical Co. Ltd.	1	75
NCSoft Corp.	1	522
Orange Life Insurance Co., Ltd. (d)	2	41
Pearl Abyss Corp. (a)	—	53
S1 Corp.	2	151
Samsung Card Co., Ltd.	1	44
Samsung Electronics Co. Ltd.	113	4,581
Shinhan Financial Group Co. Ltd.	44	1,718
SK Hynix Inc.	14	838
SK Telecom Co. Ltd.	3	569
Woongjin Coway Co., Ltd.	7	449
		19,117
Canada 1.2%
Alamos Gold Inc - Class A	242	1,467
CAE Inc.	115	3,092
Canadian National Railway Company	11	995
Canadian Pacific Railway Limited	5	1,266
Husky Energy Inc. (a)	93	882
Lululemon Athletica Inc. (a)	3	469
Shopify Inc. - Class A (a)	13	3,902
Wheaton Precious Metals Corp.	95	2,290
		14,363
France 0.9%
BNP Paribas SA	62	2,956
Cie de Saint-Gobain	28	1,106
Compagnie Generale des Etablissements Michelin	8	954
Sanofi SA	28	2,389
Total SA	45	2,499
Veolia Environnement	50	1,214
		11,118
Denmark 0.9%
A P Moller - Maersk A/S - Class B	1	1,074
DSV A/S	50	4,912
GN Store Nord A/S	80	3,737
The Drilling Company of 1972 A/S (a)	2	129
Vestas Wind Systems A/S	6	551
		10,403
Australia 0.7%
Cochlear Ltd.	32	4,654
	Shares/Par[1]	Value ($)
CSL Ltd.	28	4,235
		8,889
Belgium 0.6%
KBC Groep NV	53	3,480
Umicore	120	3,855
		7,335
Switzerland 0.6%
Garmin Ltd.	3	263
Roche Holding AG	11	3,005
TE Connectivity Ltd.	20	1,916
UBS Group AG	127	1,505
		6,689
Hong Kong 0.5%
Agricultural Bank of China Limited - Class H	1,926	806
ANTA Sports Products Limited	111	764
China Cinda Asset Management Co., Ltd. - Class H	689	159
China Everbright Bank Company Limited - Class H	325	149
China Medical System Holdings Limited	123	113
CK Asset Holdings Limited	155	1,212
CK Hutchison Holdings Limited	197	1,940
Kingboard Chemical Holdings Ltd.	26	73
Kingboard Laminates Holdings Limited	110	102
Longfor Group Holdings Limited	185	700
Nine Dragons Paper (Holdings) Limited	172	153
		6,171
Italy 0.5%
ENI SpA	131	2,183
Finecobank Banca Fineco SPA	340	3,795
		5,978
Russian Federation 0.5%
Joint-Stock Company Alrosa (Public Joint-Stock Company)	441	600
Mobile Telesystems PJSC - ADR	71	659
Polymetal International PLC	16	204
Public Joint Stock Company Fosagro - GDR	5	66
Public Joint Stock Company Inter Rao Ues	5,839	418
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	4	917
Public Joint Stock Company Polyus	3	257
Public Joint Stock Company TATNEFT Named After VD Shashin	88	1,083
Public Joint-Stock Company Moscow Exchange MICEX-RTS	59	85
Public Joint-Stock Company 'Severstal'	37	625
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	260	185
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	172	435
X5 Retail Group N.V. - GDR	5	179
		5,713
Thailand 0.4%
Advanced Info Service PLC.	141	1,002
Bumrungrad Hospital Public Company Limited	42	233
Electricity Generating PCL	12	131
Intouch Holdings Public Company Limited	132	270
Kasikornbank PCL	107	656
Land and Houses Public Company Limited	317	115
PTT Global Chemical Public Company Limited	239	499
PTT Public Company Limited	575	915
RATCH Group Public Company Limited	34	74
The Siam Cement Public Company Limited	56	862
		4,757
Argentina 0.4%
MercadoLibre S.R.L (a)	7	4,160
Transportadora de Gas del Sur S.A. - Class B - ADR	4	59
		4,219
South Africa 0.3%
Capitec Bank Holdings Ltd.	2	219
Clicks Group Ltd.	23	339
Exxaro Resources Ltd.	30	371
Kumba Iron Ore Ltd	9	311
Mondi Limited	6	135
Mr Price Group	36	501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

145

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RMB Holdings Ltd.	73	437
Telkom SA Ltd.	31	200
Tiger Brands Limited	17	276
Truworths International Ltd.	57	284
Vodacom Group Limited	72	608
		3,681
Brazil 0.3%
Banco Santander (Brasil) S.A.	31	374
Cielo S.A.	201	352
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	35	430
Cosan S.A.	7	89
ENGIE Brasil Energia S.A.	33	380
Hypera S.A.	17	129
Irb Brasil Resseguros S/A	14	365
Lojas Renner S/A.	42	510
M. Dias Branco S.A. Industria e Comercio de Alimentos	10	101
Petrobras Distribuidora SA	20	130
Porto Seguro S.A.	11	153
Tim Participacoes SA	37	112
		3,125
Indonesia 0.2%
Charoen Pokphand Indonesia Tbk PT	316	106
Gudang Garam Tbk PT	22	119
Hanjaya Mandala Sampoerna Tbk PT	1,346	300
PT Adaro Energy Tbk	1,366	132
PT Indofood Sukses Makmur Tbk	103	74
PT Tambang Batubara Bukit Asam Tbk	285	60
PT. Surya Citra Media TBK.	791	90
Telekomunikasi Indonesia (Persero), PT TBK - Class B	3,500	1,025
Unilever Indonesia Tbk PT	212	675
United Tractors Tbk PT	186	371
		2,952
Malaysia 0.2%
Airasia Berhad	165	109
British American Tobacco Malaysia Bhd	23	161
DiGi.Com Bhd	406	495
Hartalega Holdings Berhad	142	180
Nestle Bhd	9	317
Petronas Chemicals Group Berhad	300	610
Petronas Gas Bhd	27	112
Westports Holdings Berhad	103	98
		2,082
Mexico 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	38	401
Kimberly-Clark de Mexico SAB de CV - Class A	165	308
Megacable Holdings, S.A.B. de C.V.	23	100
Prologis Property Mexico, S.A. de C.V.	158	209
Promotora y Operadora de Infraestructura SAB de CV	10	100
Wal - Mart de Mexico, S.A.B. de C.V.	306	835
		1,953
Luxembourg 0.2%
SES S.A. - FDR	75	1,168
Tenaris SA	59	777
		1,945
Singapore 0.1%
Singapore Telecommunications Limited	668	1,728
Turkey 0.1%
BIM Birlesik Magazalar A.S.	26	353
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	195	265
Ford Otomotiv Sanayi Anonim Sirketi	10	108
TAV Havalimanlari Holding Anonim Sirketi	23	110
Turkcell Iletisim Hizmetleri Anonim Sirketi	98	216
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	167	174
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	17	343
Turkiye Sise ve Cam Fabrikalari A.S.	32	28
		1,597
	Shares/Par[1]	Value ($)
Israel 0.1%
Teva Pharmaceutical Industries Ltd. - ADR (a)	133	1,229
Hungary 0.0%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	43	479
Egypt 0.0%
Commercial International Bank Egypt SAE	64	281
Eastern Tobacco Co.	119	110
El Sewedy Electric Company	95	82
		473
Philippines 0.0%
DMCI Holdings Inc.	491	99
Globe Telecom Inc.	4	155
Manila Electric Company	25	191
		445
Poland 0.0%
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	25	295
Czech Republic 0.0%
MONETA Money Bank, a.s. (d)	58	197
Colombia 0.0%
Ecopetrol S.A.	214	196
Greece 0.0%
JUMBO SA	5	99
Motor Oil Hellas Corinth Refineries SA	3	79
		178
Bermuda 0.0%
Lazard Ltd - Class A	3	110
Panama 0.0%
Copa Holdings, S.A. - Class A	1	59
Total Common Stocks (cost $791,083)		796,134
CORPORATE BONDS AND NOTES 11.7%
United States of America 9.5%
24 Hour Holdings III LLC
8.00%, 06/01/22 (d)	1,000	988
Abbott Laboratories
3.75%, 11/30/26	900	971
AbbVie Inc.
3.20%, 05/14/26	1,000	1,010
AFLAC Incorporated
4.75%, 01/15/49	600	706
Allergan Funding SCS
4.55%, 03/15/35	1,000	1,022
4.85%, 06/15/44	500	519
AMC Entertainment Inc.
5.75%, 06/15/25	1,000	925
American Tower Corporation
3.38%, 10/15/26	1,000	1,019
Anthem, Inc.
5.10%, 01/15/44	500	573
AutoZone, Inc.
3.75%, 04/18/29	475	493
Baker Hughes, a GE Company, LLC
4.08%, 12/15/47	775	750
Bank of America Corporation
4.18%, 11/25/27	2,300	2,439
Bausch Health Companies Inc.
6.13%, 04/15/25 (d)	4,000	4,080
BB&T Corporation
3.88%, 03/19/29	1,800	1,924
Biogen Inc.
5.20%, 09/15/45	600	674
Calpine Corporation
5.50%, 02/01/24	1,500	1,493
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,435
Capital One Financial Corporation
3.75%, 07/28/26 - 03/09/27	1,950	1,997
Celgene Corporation
4.63%, 05/15/44	550	625
Charter Communications Operating, LLC
4.50%, 02/01/24	600	638

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Chesapeake Energy Corporation
8.00%, 06/15/27	6,000	5,253
Cigna Corporation
3.05%, 10/15/27	1,050	1,039
Citigroup Inc.
5.35%, (callable at 100 beginning 05/15/23) (e)	2,000	2,015
3.35%, 04/24/25	2,100	2,167
Comcast Corporation
4.05%, 11/01/52	1,200	1,275
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	1,000	937
Community Health Systems, Inc.
8.00%, 03/15/26 (d)	7,000	6,722
CSX Corporation
4.75%, 11/15/48	750	871
CVS Health Corporation
4.30%, 03/25/28	900	948
5.30%, 12/05/43	900	985
DaVita Inc.
5.00%, 05/01/25	1,500	1,482
Diamond Finance International Limited
6.02%, 06/15/26 (d)	600	662
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,539
Dollar Tree, Inc.
4.00%, 05/15/25	400	416
Dominion Energy, Inc.
4.25%, 06/01/28	1,500	1,632
Endo Health Solutions Inc.
5.75%, 01/15/22 (d)	1,600	1,407
Energy Transfer LP
5.30%, 04/15/47	650	681
Enterprise Products Operating LLC
6.13%, 10/15/39	600	753
Express Scripts Holding Company
4.80%, 07/15/46	900	954
FedEx Corporation
5.10%, 01/15/44	500	554
Ford Motor Company
4.35%, 12/08/26	1,400	1,412
General Electric Company
4.50%, 03/11/44	1,100	1,066
Georgia Power Company
4.30%, 03/15/42	1,200	1,269
Gilead Sciences, Inc.
4.80%, 04/01/44	600	685
Glencore Funding LLC
4.00%, 03/27/27 (d)	900	909
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	958
International Paper Company
3.80%, 01/15/26	1,000	1,045
4.40%, 08/15/47	1,000	978
Iron Mountain Incorporated
4.88%, 09/15/27 (d)	1,000	991
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (e)	1,900	1,931
3.54%, 05/01/28	1,200	1,249
Kinder Morgan, Inc.
5.55%, 06/01/45	750	867
Kraft Foods Group, Inc.
6.50%, 02/09/40	600	701
Kraft Heinz Foods Company
3.00%, 06/01/26	1,000	973
LYB International Finance II B.V.
3.50%, 03/02/27	1,000	1,017
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (d)	2,500	2,139
Marriott International, Inc.
3.60%, 04/15/24	1,000	1,041
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (d)	1,500	1,447
Metropolitan Life Global Funding I
3.60%, 01/11/24 (d)	1,500	1,582
	Shares/Par[1]	Value ($)
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	1,041
Microsoft Corporation
2.65%, 11/03/22	2,400	2,447
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (e)	1,000	1,011
3.59%, 07/22/28 (f)	2,000	2,077
MPLX LP
5.50%, 02/15/49	400	452
Mylan Inc
4.55%, 04/15/28	1,000	989
Nabors Industries, Inc.
5.50%, 01/15/23	1,250	1,169
New Golden Nugget Inc.
6.75%, 10/15/24 (d)	1,000	1,030
Post Holdings, Inc.
5.63%, 01/15/28 (d)	1,000	1,027
Regions Financial Corporation
3.80%, 08/14/23	1,695	1,770
Reynolds American Inc.
5.85%, 08/15/45	550	592
Schlumberger Holdings Corporation
3.75%, 05/01/24 (d)	1,600	1,668
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (d)	1,000	1,020
Tech Data Corporation
4.95%, 02/15/27 (g)	600	626
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	5,683
The Allstate Corporation
4.20%, 12/15/46	600	671
The Goldman Sachs Group, Inc.
3.50%, 01/23/25 - 11/16/26	2,700	2,775
The Kroger Co.
5.40%, 01/15/49	500	554
Tyson Foods, Inc.
5.10%, 09/28/48	550	620
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,530
United Technologies Corporation
4.50%, 06/01/42	750	847
Univision Communications Inc.
5.13%, 02/15/25 (d)	1,500	1,429
Valero Energy Corporation
4.00%, 04/01/29	850	889
Verizon Communications Inc.
2.63%, 08/15/26	1,000	993
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	1,000	1,034
Xilinx, Inc.
2.95%, 06/01/24	1,000	1,015
		114,792
United Kingdom 0.7%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	800	838
4.38%, 08/15/27 (d)	1,000	1,001
AstraZeneca PLC
4.00%, 09/18/42	900	943
Barclays PLC
3.93%, 05/07/25	950	966
BAT Capital Corp.
3.56%, 08/15/27	1,000	995
HSBC Holdings PLC
4.30%, 03/08/26	1,800	1,927
Imperial Brands Finance PLC
4.25%, 07/21/25 (d)	400	419
Standard Chartered PLC
3.79%, 05/21/25 (d)	1,600	1,636
		8,725
Switzerland 0.3%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	2,100	2,177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

147

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Transocean Inc
7.25%, 11/01/25 (d)	1,000	950
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (d)	850	910
		4,037
France 0.2%
BPCE
5.15%, 07/21/24 (d)	1,200	1,296
Electricite de France
4.50%, 09/21/28 (d)	1,500	1,644
		2,940
China 0.2%
Alibaba Group Holding Limited
4.20%, 12/06/47	950	998
Tencent Holdings Limited
3.60%, 01/19/28 (d)	1,100	1,122
		2,120
Canada 0.2%
Canadian Natural Resources Limited
3.90%, 02/01/25	1,050	1,098
3.85%, 06/01/27	900	933
		2,031
Belgium 0.1%
Anheuser-Busch InBev Worldwide Inc.
5.80%, 01/23/59	1,200	1,502
Mexico 0.1%
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	1,300	1,367
Hong Kong 0.1%
CK Hutchison International (19) Limited
3.25%, 04/11/24 (d)	1,100	1,128
Italy 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (d)	1,000	1,050
India 0.1%
Reliance Industries Limited
2.06%, 01/15/26	875	875
Spain 0.1%
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	725	839
Ireland 0.0%
Avolon Holdings Funding Limited
5.25%, 05/15/24 (d)	630	672
Australia 0.0%
Woodside Finance Limited
3.65%, 03/05/25 (d)	505	517
Total Corporate Bonds And Notes (cost $143,105)		142,595
GOVERNMENT AND AGENCY OBLIGATIONS 7.8%
United States of America 7.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (h)	426	456
3.82%, 11/06/36 (h)	1,250	1,450
Federal Agricultural Mortgage Corp
2.90%, 01/03/22 (h)	1,000	1,027
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (h)	1,200	1,263
3.25%, 06/09/28 (h)	1,200	1,297
Federal Home Loan Mortgage Corporation
TBA, 3.00%, 07/15/48 (i)	5,300	5,347
Federal National Mortgage Association, Inc.
TBA, 3.00%, 07/15/48 (i)	4,900	4,941
TBA, 3.50%, 07/15/48 (i)	2,500	2,556
TBA, 4.00%, 07/15/48 (i)	5,400	5,581
Government National Mortgage Association
TBA, 3.00%, 07/15/48 (i)	7,600	7,763
TBA, 3.50%, 07/15/48 (i)	23,000	23,756
TBA, 4.00%, 07/15/48 (i)	7,700	7,982
TBA, 4.50%, 07/15/48 (i)	3,100	3,231
	Shares/Par[1]	Value ($)
Israel, Government of
5.50%, 09/18/23	1,000	1,144
Tennessee Valley Authority
5.88%, 04/01/36 (h)	600	828
U.S. Treasury Bond
2.50%, 02/15/46	790	785
2.88%, 05/15/49	775	830
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (j)	1,765	1,762
2.00%, 01/15/26 (j)	695	774
1.75%, 01/15/28 (j)	1,025	1,149
3.63%, 04/15/28 (j)	1,359	1,745
U.S. Treasury Note
1.63%, 12/31/19	5,900	5,886
1.38%, 03/31/20	3,900	3,880
2.50%, 06/30/20 (i)	5,500	5,528
2.25%, 08/15/27	410	420
2.38%, 08/15/24 - 05/15/29	2,460	2,533
		93,914
Jordan 0.1%
Jordan, The Government Of, The Hashemite Kingdom of
2.58%, 06/30/22	925	940
Total Government And Agency Obligations (cost $94,857)		94,854
INVESTMENT COMPANIES 7.4%
United States of America 7.4%
Altaba Inc (a)	18	1,269
Franklin LibertyQ Emerging Markets ETF (k)	275	8,244
Franklin LibertyQ U.S. Equity ETF (k)	115	3,705
iShares MSCI India Index Fund	284	10,008
iShares MSCI Russia ETF	118	4,634
iShares MSCI Saudi Arabia ETF	58	1,915
iShares MSCI Taiwan ETF	319	11,142
Templeton Global Bond Fund - Class R6 (k)	4,318	48,443
Total Investment Companies (cost $89,119)		89,360
PREFERRED STOCKS 1.1%
United States of America 0.8%
BB&T Corporation, 5.63%, (callable at 25 beginning 09/01/19) (a) (e)	75	1,886
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (l)	30	1,857
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (a) (e)	70	1,919
Fortive Corporation - Series A, 5.00%, 07/01/21 (l)	2	2,050
Sempra Energy, 6.75%, 07/15/21 (l)	17	1,887
		9,599
Brazil 0.3%
Braskem SA - Series A (a)	8	73
Itau Unibanco Holding S.A. (l)	124	1,174
Itausa - Investimentos Itau SA	355	1,196
Telefonica Brasil S.A.	57	746
		3,189
South Korea 0.0%
LG Chem Ltd.	1	126
Samsung Electronics Co. Ltd.	4	133
		259
Total Preferred Stocks (cost $13,072)		13,047
EQUITY LINKED STRUCTURED NOTES 0.1%
United States of America 0.1%
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated) (c)	14	1,603
Total Equity Linked Structured Notes (cost $1,603)		1,603
SHORT TERM INVESTMENTS 10.9%
Investment Companies 10.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (k) (m)	131,767	131,767
Total Short Term Investments (cost $131,767)		131,767
Total Investments 104.7% (cost $1,264,606)		1,269,360
Other Derivative Instruments 0.0%		70
Other Assets and Liabilities, Net (4.7)%		(57,602)
Total Net Assets 100.0%		1,211,828

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $49,121 and 4.1%, respectively.

(e)  Perpetual security. Next contractual call date presented, if applicable.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)   The security is a direct debt of the agency and not collateralized by mortgages.

(i)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $66,665.

(j)   Treasury inflation indexed note, par amount is adjusted for inflation.

(k)  Investment in affiliate.

(l)  Convertible security.

(m)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Franklin Templeton Income Fund
COMMON STOCKS 40.5%
Financials 7.1%
AXA SA	500	13,135
Bank of America Corporation	700	20,300
Barclays Plc	5,500	10,480
JPMorgan Chase & Co.	250	27,950
MetLife, Inc.	398	19,759
Morgan Stanley	110	4,819
Wells Fargo & Co.	750	35,490
		131,933
Utilities 5.8%
Dominion Energy, Inc.	350	27,062
Duke Energy Corporation	201	17,771
Sempra Energy	124	16,974
Southern Co.	650	35,932
Xcel Energy Inc.	170	10,113
		107,852
Energy 5.5%
Baker Hughes, a GE Company, LLC - Class A	341	8,399
Chevron Corp.	120	14,933
Exxon Mobil Corporation	200	15,326
Halliburton Co.	350	7,951
Occidental Petroleum Corp.	210	10,559
Royal Dutch Shell PLC - Class A - ADR	325	21,148
Schlumberger Ltd.	95	3,775
TC Energy Corporation	150	7,428
Williams Cos. Inc.	500	14,020
		103,539
	Shares/Par[1]	Value ($)
Health Care 5.4%
AstraZeneca PLC	170	13,890
Bristol-Myers Squibb Co.	340	15,419
CVS Health Corp.	300	16,347
Johnson & Johnson	100	13,928
Merck & Co., Inc.	280	23,478
Pfizer Inc.	400	17,328
		100,390
Information Technology 5.1%
Apple Inc.	130	25,712
Applied Materials, Inc. (a)	120	5,389
Intel Corp.	450	21,528
International Business Machines Corp.	40	5,516
Lam Research Corp.	40	7,514
Microchip Technology Inc. (b)	65	5,636
Texas Instruments Incorporated	210	24,100
		95,395
Consumer Discretionary 2.8%
Daimler AG	185	10,287
Ford Motor Co.	1,000	10,230
General Motors Company	350	13,485
Target Corporation	220	19,047
		53,049
Consumer Staples 2.8%
Anheuser-Busch InBev - ADR (b)	130	11,506
Coca-Cola Co.	105	5,367
PepsiCo Inc.	117	15,329
Philip Morris International Inc.	100	7,853
Procter & Gamble Co.	115	12,610
		52,665
Materials 2.5%
BASF SE	225	16,391
Dow Holdings Inc.	137	6,780
Rio Tinto Plc - ADR	380	23,702
		46,873
Communication Services 1.5%
BCE Inc.	180	8,189
Verizon Communications Inc.	355	20,281
		28,470
Industrials 1.4%
3M Company	75	13,000
Cummins Inc. (a)	80	13,707
		26,707
Real Estate 0.6%
Host Hotels & Resorts, Inc.	600	10,932
Total Common Stocks (cost $707,153)		757,805
CORPORATE BONDS AND NOTES 39.2%
Health Care 12.7%
Allergan Funding SCS
3.80%, 03/15/25	7,500	7,779
Bausch Health Companies Inc.
6.50%, 03/15/22 (c)	2,200	2,280
5.88%, 05/15/23 (c)	13,000	13,161
7.00%, 03/15/24 (c)	3,400	3,613
6.13%, 04/15/25 (c)	4,700	4,794
5.50%, 11/01/25 (c)	3,500	3,648
9.00%, 12/15/25 (c)	2,500	2,795
Bristol-Myers Squibb Company
3.40%, 07/26/29 (c)	3,500	3,664
4.25%, 10/26/49 (c)	3,500	3,854
Cigna Corporation
3.75%, 07/15/23 (c)	10,000	10,404
Community Health Systems, Inc.
6.25%, 03/31/23	33,000	31,764
8.00%, 03/15/26 (c)	35,000	33,610
CVS Health Corporation
4.10%, 03/25/25	2,100	2,214
4.30%, 03/25/28	3,500	3,687
5.05%, 03/25/48	1,600	1,704
DaVita Inc.
5.13%, 07/15/24	6,500	6,508

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

149

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
5.00%, 05/01/25	2,000	1,976
Endo Finance Co.
6.00%, 07/15/23 (c)	7,000	5,042
HCA Inc.
7.50%, 02/15/22	4,100	4,529
5.88%, 05/01/23	7,500	8,153
Horizon Pharma, Inc.
6.63%, 05/01/23	1,536	1,582
Mallinckrodt International Finance S.A.
4.88%, 04/15/20 (c)	4,500	4,341
5.75%, 08/01/22 (b) (c)	17,000	14,547
5.63%, 10/15/23 (b) (c)	4,100	3,101
Mylan N.V.
3.95%, 06/15/26	5,800	5,597
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	6,000	5,892
Tenet Healthcare Corporation
8.13%, 04/01/22	10,000	10,500
6.75%, 06/15/23 (b)	20,000	20,107
5.13%, 05/01/25	1,200	1,212
6.25%, 02/01/27 (c)	15,000	15,450
		237,508
Financials 7.3%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (d)	2,100	2,121
6.10%, (callable at 100 beginning 03/17/25) (d)	4,000	4,325
6.25%, (callable at 100 beginning 09/05/24) (d)	2,500	2,704
3.42%, 12/20/28	7,500	7,724
Bayer Capital Corporation B.V.
5.63%, 11/22/19, EUR (c) (e)	15,000	13,220
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,878
Cemex Finance LLC
6.00%, 04/01/24 (f) (g)	3,000	3,091
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (d)	6,500	6,732
5.95%, (callable at 100 beginning 08/15/20) (d)	15,000	15,410
4.13%, 07/25/28	7,500	7,918
Diamond Finance International Limited
5.45%, 06/15/23 (c)	7,000	7,546
HSBC Holdings PLC
4.29%, 09/12/26 (e)	8,000	8,512
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 07/01/19) (d)	12,000	12,000
5.15%, (callable at 100 beginning 05/01/23) (d)	2,000	2,033
6.05%, (callable at 100 beginning 10/30/19) (d)	4,157	4,158
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	2,500	2,527
Prudential Financial, Inc.
5.70%, 09/15/48	9,717	10,411
Syngenta Finance N.V.
4.44%, 04/24/23 (c)	7,000	7,271
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,644
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (d)	3,900	4,086
		136,311
Energy 5.9%
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (c)	1,800	1,907
Calumet Specialty Products Partners, L.P.
6.50%, 04/15/21 (b)	12,000	11,930
7.63%, 01/15/22 (b)	3,000	2,912
Chesapeake Energy Corporation
4.88%, 04/15/22 (b)	5,500	5,227
7.00%, 10/01/24 (b)	7,000	6,288
8.00%, 01/15/25 (b)	18,000	16,606
8.00%, 03/15/26 (c)	15,701	14,311
5.50%, 09/15/26 (e)	2,500	2,001
7.50%, 10/01/26	7,000	6,240
CNX Resources Corporation
7.25%, 03/14/27 (b) (c)	3,000	2,613
El Paso LLC
7.75%, 01/15/32	1,000	1,365
	Shares/Par[1]	Value ($)
Highpoint Operating Corporation
7.00%, 10/15/22 (b)	8,000	7,670
8.75%, 06/15/25	7,500	7,186
Kinder Morgan, Inc.
5.63%, 11/15/23 (c)	3,000	3,319
Weatherford International Ltd.
5.88%, 07/01/21 (e) (g)	23,000	11,903
8.25%, 06/15/23 (g)	9,900	5,228
9.88%, 02/15/24 (b) (f) (g)	7,500	3,924
		110,630
Communication Services 5.8%
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26 (b)	2,500	2,251
AT&T Inc.
4.13%, 02/17/26	5,000	5,325
CCO Holdings, LLC
5.13%, 02/15/23	5,000	5,088
5.50%, 05/01/26 (c)	1,800	1,886
5.13%, 05/01/27 (c)	3,300	3,418
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,649
5.00%, 03/15/23	11,000	10,562
Netflix, Inc.
4.38%, 11/15/26	5,000	5,119
4.88%, 04/15/28	9,000	9,300
Sirius XM Radio Inc.
6.00%, 07/15/24 (c)	1,400	1,444
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,189
11.50%, 11/15/21	7,500	8,705
6.00%, 11/15/22	4,200	4,379
Sprint Corporation
7.13%, 06/15/24	5,500	5,835
7.63%, 03/01/26	9,200	9,798
Sprint Spectrum Co LLC
5.15%, 03/20/28 (c)	6,500	6,752
Univision Communications Inc.
5.13%, 05/15/23 (c)	15,000	14,657
		109,357
Consumer Discretionary 2.4%
24 Hour Holdings III LLC
8.00%, 06/01/22 (c)	6,100	6,024
Ford Motor Company
4.35%, 12/08/26 (b)	7,500	7,563
General Motors Company
5.15%, 04/01/38	7,000	6,919
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,000	1,030
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (c)	6,000	6,128
6.13%, 04/01/25 (c)	6,000	6,121
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	9,500	9,819
5.25%, 05/15/27 (b) (c)	2,000	2,007
		45,611
Consumer Staples 1.3%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,520
3.56%, 08/15/27	10,000	9,952
Kraft Heinz Foods Company
4.63%, 01/30/29	5,000	5,366
Post Holdings, Inc.
5.00%, 08/15/26 (c)	4,500	4,570
5.63%, 01/15/28 (c)	1,500	1,541
		23,949
Industrials 1.1%
TransDigm Inc.
6.25%, 03/15/26 (c)	6,200	6,496
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	6,120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
United Technologies Corporation
3.95%, 08/16/25	7,000	7,544
		20,160
Utilities 1.0%
Calpine Corporation
5.38%, 01/15/23	15,000	15,168
5.75%, 01/15/25	3,000	2,978
		18,146
Materials 0.8%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (b) (c)	4,400	4,563
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	11,000	10,613
		15,176
Real Estate 0.6%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,757
Iron Mountain Incorporated
5.75%, 08/15/24	7,500	7,574
		11,331
Information Technology 0.3%
Commscope, Inc.
5.50%, 06/15/24 (c)	5,000	4,731
Total Corporate Bonds And Notes (cost $735,601)		732,910
GOVERNMENT AND AGENCY OBLIGATIONS 6.1%
U.S. Treasury Securities 6.1%
U.S. Treasury Bond
3.00%, 02/15/49	10,000	10,967
U.S. Treasury Note
2.50%, 05/31/20 - 06/30/20	40,000	40,190
2.75%, 04/30/23 - 05/31/23	40,000	41,497
2.88%, 05/31/25	20,000	21,166
Total Government And Agency Obligations (cost $110,258)		113,820
EQUITY LINKED STRUCTURED NOTES 5.5%
Information Technology 2.1%
Credit Suisse AG
(Analog Devices, Inc.) (c)	120	13,012
UBS AG
(Microsoft Corporation) (c)	230	27,276
		40,288
Communication Services 2.0%
JPMorgan Chase & Co.
(Amazon.com, Inc.) (c)	5	8,893
Royal Bank of Canada
(Alphabet Inc.) (c)	7	7,583
(Comcast Corporation) (c)	530	20,728
		37,204
Materials 1.0%
UBS AG
(DowDuPont Inc.) (c)	350	17,952
Financials 0.4%
UBS AG
(Newmont Goldcorp Corporation) (c)	215	7,912
Total Equity Linked Structured Notes (cost $102,994)		103,356
SENIOR LOAN INTERESTS 2.4%
Consumer Discretionary 1.2%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 05/30/25 (h)	5,955	5,926
Belk, Inc.
Term Loan, 7.29%, (3M LIBOR + 4.75%), 11/18/22 (h)	9,633	7,756
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (h)	8,946	8,941
		22,623
Health Care 0.6%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (h)	10,419	10,330
	Shares/Par[1]	Value ($)
Industrials 0.5%
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (h)	3,385	3,215
West Corporation
Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/03/24 (h)	6,531	6,085
		9,300
Communication Services 0.1%
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.69%, (3M LIBOR + 8.25%), 06/30/25 (h)	2,200	2,030
Total Senior Loan Interests (cost $46,078)		44,283
PREFERRED STOCKS 0.4%
Financials 0.4%
Federal National Mortgage Association, Inc., 0.00%, (callable at 105,000 beginning 08/01/19) (d) (e) (f) (i) (j)	—	2,013
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (d)	200	5,430
Total Preferred Stocks (cost $9,100)		7,443
OTHER EQUITY INTERESTS 0.0%
General Motors Co. Escrow (f) (g) (i) (k) (l)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 7.7%
Securities Lending Collateral 4.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (m) (n)	78,303	78,303
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (m) (n)	65,575	65,575
Total Short Term Investments (cost $143,878)		143,878
Total Investments 101.8% (cost $1,855,062)		1,903,496
Other Derivative Instruments (0.0)%		(169)
Other Assets and Liabilities, Net (1.8)%		(34,065)
Total Net Assets 100.0%		1,869,262

(a)  All or a portion of the security is subject to a written call option.

(b)   All or a portion of the security was on loan.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $375,539 and 20.1%, respectively.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)   Convertible security.

(f)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Non-income producing security.

(j)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

151

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(k)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(l)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m)   Investment in affiliate.

(n)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 90.9%
Financials 22.6%
Alleghany Corporation (a)	18	12,107
Ally Financial Inc.	54	1,668
American International Group, Inc.	275	14,629
Barclays Plc	1,703	3,245
Brighthouse Financial, Inc. (a)	34	1,238
Cadence Bancorporation - Class A	91	1,885
Capital One Financial Corporation	95	8,579
Chubb Limited	51	7,500
CIT Group Inc.	131	6,859
Citigroup Inc.	171	11,952
Citizens Financial Group Inc.	327	11,557
Hartford Financial Services Group Inc.	179	9,985
Independent Bank Group, Inc.	25	1,384
JPMorgan Chase & Co.	138	15,433
MetLife, Inc.	136	6,751
Synovus Financial Corp.	84	2,958
Voya Financial Inc.	166	9,173
Wayne Services Legacy Inc. (a) (b) (c) (d)	1	197
Wells Fargo & Co.	248	11,736
		138,836
Health Care 12.9%
Celgene Corp. (a)	39	3,615
CVS Health Corp.	142	7,755
Eli Lilly & Co.	72	8,032
GlaxoSmithKline PLC	540	10,816
Medtronic Public Limited Company	251	24,446
Merck & Co., Inc.	104	8,750
Novartis AG - ADR	173	15,835
		79,249
Energy 11.4%
Anadarko Petroleum Corporation	148	10,472
Baker Hughes, a GE Company, LLC - Class A	280	6,904
BP P.L.C.	619	4,323
Kinder Morgan, Inc.	561	11,706
Marathon Oil Corp.	528	7,508
McDermott International Inc. (a) (e)	124	1,202
Occidental Petroleum Corp.	55	2,758
Plains GP Holdings, L.P. - Class A (a)	186	4,641
Royal Dutch Shell PLC - Class A	219	7,130
Royal Dutch Shell PLC - Class A	156	5,091
Williams Cos. Inc.	300	8,406
		70,141
Communication Services 11.3%
Charter Communications, Inc. - Class A (a)	41	16,318
Clear Channel Outdoor Holdings, Inc. (a)	101	477
Comcast Corporation - Class A	248	10,478
Cumulus Media Inc. - Class A (a) (e)	7	129
Cumulus Media Inc. - Class B (a)	25	420
Discovery, Inc. - Class C (a)	228	6,496
Dish Network Corporation - Class A (a)	140	5,391
iHeartMedia, Inc. (a) (c) (f)	1	12
iHeartMedia, Inc. - Class A (a) (c)	47	701
Koninklijke KPN NV	1,308	4,015
T-Mobile US Inc. (a)	98	7,300
Walt Disney Co.	130	18,121
		69,858
	Shares/Par[1]	Value ($)
Information Technology 9.4%
Cisco Systems, Inc.	120	6,577
Cognizant Technology Solutions Corp. - Class A	158	10,042
Corning Inc.	93	3,084
Hewlett Packard Enterprise Company	364	5,438
Red Hat Inc. (a)	34	6,407
Samsung Electronics Co. Ltd.	254	10,341
Symantec Corp.	457	9,937
Western Digital Corp.	132	6,264
		58,090
Industrials 7.5%
BAE Systems PLC	858	5,402
CNH Industrial N.V.	413	4,240
Fluor Corp.	111	3,743
General Electric Co.	654	6,864
Huntington Ingalls Industries Inc.	26	5,807
Johnson Controls International Public Limited Company	233	9,610
Sensata Technologies Holding PLC (a)	208	10,213
		45,879
Consumer Staples 7.0%
Altria Group, Inc.	113	5,338
Archer-Daniels-Midland Company	71	2,888
British American Tobacco P.L.C. - ADR	60	2,093
British American Tobacco P.L.C.	219	7,656
Energizer Holdings, Inc. (e)	85	3,273
Imperial Brands PLC	74	1,740
Kraft Heinz Foods Co.	187	5,799
Kroger Co.	349	7,569
Walgreens Boots Alliance Inc.	118	6,450
		42,806
Consumer Discretionary 5.5%
General Motors Company	212	8,150
Goodyear Tire & Rubber Co.	72	1,100
Lennar Corp. - Class A	116	5,613
Newell Brands Inc.	472	7,282
PVH Corp.	69	6,516
Toll Brothers Inc.	93	3,389
TRU Kids Parent LLC (a) (b) (c) (d)	1	2,052
		34,102
Materials 1.6%
International Paper Co.	181	7,856
Warrior Met Coal, Inc.	3	81
Westrock Company, Inc.	54	1,974
		9,911
Real Estate 1.2%
Alexander's, Inc.	4	1,634
Vornado Realty Trust	94	6,027
		7,661
Utilities 0.5%
Vistra Energy Corp.	142	3,210
Total Common Stocks (cost $510,140)		559,743
CORPORATE BONDS AND NOTES 2.2%
Information Technology 1.1%
Banff Merger Sub Inc.
9.75%, 09/01/26 (g)	3,156	2,740
Veritas USA Inc.
7.50%, 02/01/23 (g)	495	463
10.50%, 02/01/24 (g)	4,063	3,485
		6,688
Communication Services 0.8%
Frontier Communications Corporation
10.50%, 09/15/22	3,835	2,597
11.00%, 09/15/25	4,296	2,677
		5,274
Energy 0.3%
McDermott Technology (Americas), Inc.
10.63%, 05/01/24 (g)	1,714	1,604
Total Corporate Bonds And Notes (cost $16,144)		13,566

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 0.8%
Financials 0.8%
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.94%, (3M LIBOR + 4.50%), 01/27/23 (h)	4,004	3,637
USD Repriced Term Loan B, 7.10%, (3M LIBOR + 4.50%), 01/27/23 (h)	1,110	1,008
Total Senior Loan Interests (cost $4,803)		4,645
WARRANTS 0.0%
Avaya Holdings Corp. (a)	23	23
Total Warrants (cost $55)		23
OTHER EQUITY INTERESTS 0.0%
Avaya Inc. (a) (b) (c) (d) (i)	546	—
Avaya Inc. (a) (b) (c) (d) (i)	3,139	—
Avaya Inc. Escrow (a) (b) (c) (d) (i)	4,317	—
Avaya Inc. Escrow (a) (b) (c) (d) (i)	9,561	—
Avaya Inc. Escrow (a) (b) (c) (d) (i)	1,008	—
Texas Competitive Electric Holdings Co. LLC (a) (g) (i)	11,682	18
Tribune Co. Escrow Litigation Interests (a) (b) (c) (d) (i)	49	—
Communication Services 0.0%
iHeartMedia, Inc. (a) (b) (c) (d) (i)	7,449	—
Total Other Equity Interests (cost $0)		18
SHORT TERM INVESTMENTS 5.1%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (j) (k)	28,001	28,001
Treasury Securities 0.6%
U.S. Treasury Bill
2.49%, 07/05/19 (l)	1,787	1,786
2.47%, 08/15/19 (l)	1,787	1,782
		3,568
Total Short Term Investments (cost $31,568)		31,569
Total Investments 99.0% (cost $562,710)		609,564
Other Derivative Instruments 0.0%		42
Other Assets and Liabilities, Net 1.0%		6,129
Total Net Assets 100.0%		615,735

(a)  Non-income producing security.

(b)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(c)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e)  All or a portion of the security was on loan.

(f)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $8,310 and 1.3%, respectively.

Shares/Par[1]	Value ($)

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j)   Investment in affiliate.

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(l)   The coupon rate represents the yield to maturity.

JNL/Goldman Sachs Emerging Markets Debt Fund
GOVERNMENT AND AGENCY OBLIGATIONS 60.6%
Thailand 8.2%
Thailand, Kingdom of
1.88%, 06/17/22, THB	44,260	1,447
3.63%, 06/16/23, THB	12,530	437
2.40%, 12/17/23, THB	194,010	6,475
3.85%, 12/12/25, THB	26,500	961
2.13%, 12/17/26, THB	24,380	801
3.58%, 12/17/27, THB	27,180	989
3.65%, 12/17/21 - 06/20/31, THB	113,960	3,985
3.78%, 06/25/32, THB	154,160	5,820
3.40%, 06/17/36, THB	35,720	1,322
3.30%, 06/17/38, THB	38,630	1,413
		23,650
South Africa 6.5%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	13,550	1,086
8.00%, 01/31/30, ZAR	3,580	238
7.00%, 02/28/31, ZAR	11,530	695
8.25%, 03/31/32, ZAR	16,947	1,109
8.88%, 02/28/35, ZAR	79,620	5,323
8.50%, 01/31/37, ZAR	103,945	6,632
9.00%, 01/31/40, ZAR	56,045	3,682
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	86
		18,852
Brazil 6.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21 - 01/01/29, BRL	58,074	16,495
6.00%, 08/15/40, BRL (a)	1,039	1,152
		17,647
Colombia 5.3%
Presidencia de la Republica de Colombia
11.00%, 07/24/20, COP	2,827,000	941
3.50%, 03/10/21 - 05/07/25, COP (b)	7,168,202	2,304
7.75%, 04/14/21, COP	1,138,000	368
4.38%, 03/21/23, COP	1,858,000	561
10.00%, 07/24/24, COP	3,427,600	1,280
6.25%, 11/26/25, COP	3,535,200	1,129
7.50%, 08/26/26, COP	2,898,600	987
3.30%, 03/17/27, COP (b)	527,074	172
6.00%, 04/28/28, COP	5,229,800	1,623
7.00%, 05/04/22 - 06/30/32, COP	18,356,900	5,988
		15,353
Chile 4.4%
Banco Central de Chile
3.00%, 03/01/22, CLP (b)	474,356	750

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

153

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	1,137
4.50%, 02/28/21 - 03/01/26, CLP	3,950,000	6,173
4.00%, 03/01/23, CLP	1,435,000	2,210
5.00%, 03/01/35, CLP	1,320,000	2,290
		12,560
Russian Federation 4.1%
Ministry of Finance of the Russian Federation
7.40%, 12/07/22, RUB	10	—
7.10%, 10/16/24, RUB	27,260	429
7.95%, 10/07/26, RUB	249,580	4,090
6.90%, 05/23/29, RUB	50,190	773
8.50%, 09/17/31, RUB	210,680	3,635
7.25%, 05/10/34, RUB	194,910	3,036
		11,963
Poland 4.0%
Urzad Rady Ministrow
4.00%, 10/25/23, PLN	7,290	2,119
2.50%, 07/25/27, PLN	26,770	7,267
2.75%, 10/25/29, PLN	8,260	2,283
		11,669
Malaysia 3.4%
Malaysia, Government of
3.89%, 07/31/20, MYR	1,050	256
3.74%, 08/26/21, MYR	2,840	693
4.05%, 09/30/21, MYR	1,630	401
4.13%, 08/15/25, MYR	1,530	381
3.96%, 09/15/25, MYR	5,570	1,378
3.99%, 10/15/25, MYR	180	45
4.39%, 04/15/26, MYR	1,390	352
4.71%, 09/15/26, MYR	1,920	495
4.07%, 09/30/26, MYR	510	127
3.90%, 11/30/26 - 11/16/27, MYR	5,630	1,384
4.50%, 04/15/30, MYR	6,260	1,609
4.25%, 09/30/30, MYR	1,890	476
4.23%, 06/30/31, MYR	2,690	675
3.84%, 04/15/33, MYR	2,590	618
4.72%, 06/15/33, MYR	640	167
4.79%, 10/31/35, MYR	1,200	316
4.74%, 03/15/46, MYR	1,810	462
		9,835
Hungary 2.6%
Koztarsasagi Elnoki Hivatal
2.50%, 10/27/21, HUF	231,630	851
3.00%, 06/26/24, HUF	896,050	3,380
5.50%, 06/24/25, HUF	610,020	2,598
2.75%, 12/22/26, HUF	145,220	534
3.00%, 10/27/27, HUF	31,860	119
		7,482
Peru 2.5%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.35%, 08/12/28, PEN (c)	2,662	906
5.94%, 02/12/29, PEN	2,000	661
6.95%, 08/12/31, PEN	938	338
6.15%, 08/12/32, PEN	6,320	2,106
5.40%, 08/12/34, PEN	2,100	650
6.90%, 08/12/37, PEN	2,245	796
6.85%, 02/12/42, PEN	4,205	1,510
6.71%, 02/12/55, PEN	718	260
		7,227
United States of America 2.4%
U.S. Treasury Note
2.63%, 12/31/25	2,840	2,972
1.88%, 06/30/26 (d)	3,990	3,990
		6,962
Czech Republic 2.2%
Urad Vlady CR
2.40%, 09/17/25, CZK	19,930	940
1.00%, 06/26/26, CZK	18,150	786
0.25%, 02/10/27, CZK	47,570	1,944
2.50%, 08/25/28, CZK	19,820	963
	Shares/Par[1]	Value ($)
0.95%, 05/15/30, CZK	26,460	1,108
4.20%, 12/04/36, CZK	12,140	723
		6,464
Mexico 2.1%
Gobierno Federal de los Estados Unidos Mexicanos
6.50%, 06/09/22, MXN	62,188	3,156
10.00%, 12/05/24, MXN	7,718	448
5.75%, 03/05/26, MXN	5,686	264
7.50%, 06/03/27, MXN	6,469	337
8.50%, 05/31/29, MXN	11,076	613
7.75%, 05/29/31, MXN	21,202	1,116
		5,934
Turkey 1.9%
Turkiye Cumhuriyeti Basbakanlik
10.70%, 08/17/22, TRY	6,740	980
12.20%, 01/18/23, TRY	9,920	1,494
16.20%, 06/14/23, TRY	2,370	401
4.88%, 10/09/26	420	374
11.00%, 03/02/22 - 02/24/27, TRY	12,960	1,811
6.00%, 03/25/27	580	551
		5,611
Dominican Republic 1.3%
Banco Central de la Republica Dominicana
10.50%, 04/07/23, DOP	2,700	56
11.00%, 09/15/23, DOP (c)	2,190	44
12.00%, 03/05/32, DOP	58,600	1,314
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (c)	10,850	215
11.50%, 05/10/24, DOP	22,700	497
9.75%, 06/05/26, DOP (c)	64,900	1,309
18.50%, 02/04/28, DOP (c)	4,900	146
11.38%, 07/06/29, DOP	3,000	65
		3,646
Indonesia 1.2%
The Republic of Indonesia, The Government of
8.25%, 07/15/21, IDR	32,700,000	2,380
7.00%, 05/15/27, IDR	7,241,000	505
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	513
		3,398
Argentina 0.9%
Gobierno de la Provincia de Buenos Aires
48.77%, (Argentina Deposit Rates Badlar + 3.83%), 05/31/22, ARS (e)	6,980	136
Gobierno de la Provincia de Santa Fe
7.00%, 03/23/23	180	147
Presidencia De La Nacion
4.50%, 02/13/20	240	209
48.48%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (e) (f)	2,475	56
4.00%, 03/06/20, ARS (a)	2,500	84
2.50%, 07/22/21, ARS (a)	375	14
3.38%, 01/15/23, EUR	530	468
5.00%, 01/15/27, EUR	750	618
5.25%, 01/15/28, EUR (c)	540	442
3.38%, 12/31/38, EUR (g)	420	272
3.75%, 12/31/38 (g)	40	23
		2,469
Venezuela 0.5%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (f) (h) (i) (j)	10,060	1,529
Puerto Rico 0.2%
Puerto Rico Sales Tax Financing Corporation (COFINA)
4.50%, 07/01/34	38	39
4.55%, 07/01/40	19	19
4.75%, 07/01/53	141	137
5.00%, 07/01/58	358	358
		553
Uruguay 0.2%
El Gobierno De La Republica Oriental Del Uruguay
8.50%, 03/15/28, UYU (c)	9,550	226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

154

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Uruguay Government International Inflation Indexed Bond
4.38%, 12/15/28, UYU (b)	10,753	317
		543
Nigeria 0.2%
Africa Finance Corporation
3.88%, 04/13/24 (c)	300	304
Nigeria, Federal Government of
9.25%, 01/21/49 (c)	200	225
		529
Qatar 0.2%
Ministry of Diwan Amiri Affairs
3.38%, 03/14/24 (c)	200	207
4.82%, 03/14/49 (c)	200	228
		435
Burundi 0.1%
Eastern & Southern African Trade and Development Bank
5.38%, 03/14/22	200	208
Suriname 0.1%
Republic of Suriname, Government of the
9.25%, 10/26/26 (c)	200	186
Total Government And Agency Obligations (cost $180,835)		174,705
CORPORATE BONDS AND NOTES 25.1%
Peru 3.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (f) (k)	1,574	1,773
Banco de Credito del Peru
4.85%, 10/30/20, PEN (c)	5,525	1,687
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (c)	570	573
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	515
Corporacion Lindley S.A.
6.75%, 11/23/21	1,756	1,868
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	590	658
Inretail Pharma S.A
5.38%, 05/02/23 (c)	710	746
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (l)	831	739
		8,559
Turkey 2.1%
Akbank Turk Anonim Sirketi
6.80%, 04/27/28	480	406
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22	1,340	1,310
Coca Cola Icecek A.S.
4.22%, 09/19/24	800	786
4.22%, 09/19/24 (c)	400	398
Global Liman Isletmeleri Anonim Sirketi
8.13%, 11/14/21	200	197
8.13%, 11/14/21 (c)	500	493
Turkiye Garanti Bankasi A.S.
6.13%, 05/24/27 (e)	307	262
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (c)	310	303
Yapi ve Kredi Bankasi A.S.
13.88%, (callable at 100 beginning 01/15/24) (c) (m) (n)	360	365
5.13%, 10/22/19	200	200
6.10%, 03/16/23	410	386
8.25%, 10/15/24 (c)	940	953
		6,059
Mexico 2.0%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (c) (m)	370	370
7.50%, (callable at 100 beginning 06/27/29) (c) (m)	230	232
BBVA Bancomer, S.A.
5.13%, 01/18/33	600	573
	Shares/Par[1]	Value ($)
5.13%, 01/18/33 (c)	500	477
Fideicomiso F/80460
4.25%, 10/31/26	200	199
3.88%, 04/30/28 (c)	330	320
5.50%, 07/31/47	200	199
5.50%, 07/31/47 (c)	320	318
Fresnillo PLC
5.50%, 11/13/23	402	437
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (c)	910	965
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (c)	300	305
JB y Compania, S.A. de C.V.
3.75%, 05/13/25	190	190
3.75%, 05/13/25 (c)	600	607
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (c)	100	97
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.38%, 02/12/26	220	213
7.38%, 02/12/26 (c)	210	204
		5,706
India 1.6%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24	240	250
Adani Ports and Special Economic Zone Limited
3.50%, 07/29/20	200	201
4.38%, 07/03/29 (c)	230	233
Adani Transmission Limited
4.00%, 08/03/26	400	400
Glenmark Pharmaceuticals Limited
2.00%, 06/28/22 (f) (n)	250	266
Greenko Investment Company
4.88%, 08/16/23	600	584
4.88%, 08/16/23 (c)	200	196
Neerg Energy Ltd
6.00%, 02/13/22	200	201
6.00%, 02/13/22 (c)	400	404
Reliance Industries Limited
3.67%, 11/30/27	250	251
3.67%, 11/30/27 (c)	910	917
Rolta International, Inc.
0.00%, 09/30/19 (f) (h) (i)	420	38
UPL Corporation Limited
4.50%, 03/08/28	210	214
Vedanta Resources Finance II PLC
8.00%, 04/23/23 (c)	250	254
9.25%, 04/23/26 (c)	330	335
		4,744
South Africa 1.5%
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	560	590
MTN (Mauritius) Investments Limited
5.37%, 02/13/22	660	681
4.76%, 11/11/24	400	400
6.50%, 10/13/26 (c)	370	400
Sasol Financing USA LLC
5.88%, 03/27/24	960	1,037
Transnet SOC Ltd.
10.00%, 03/30/29, ZAR	16,500	1,194
		4,302
China 1.5%
21Vianet Group, Inc.
7.00%, 08/17/20	350	350
China Evergrande Group
8.25%, 03/23/22	220	212
4.25%, 02/14/23, HKD (n)	2,000	240
China National Bluestar (Group) Co,Ltd.
3.50%, 09/30/21	400	405
CNAC (HK) Finbridge Company Limited
4.13%, 03/14/21	1,040	1,058
3.38%, 06/19/24	200	200
Huarong Finance 2017 Co., Ltd.
4.50%, (callable at 100 beginning 01/24/22) (m)	400	402

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Huarong Finance Co., Ltd.
3.75%, 05/29/24	400	402
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200	218
5.00%, 11/19/25	200	213
Kaisa Group Holdings Ltd.
8.50%, 06/30/22	200	190
9.38%, 06/30/24	320	290
		4,180
Russian Federation 1.2%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (e)	1,260	1,123
Gaz Capital S.A.
5.15%, 02/11/26 (f) (k)	1,010	1,074
LUKOIL International Finance B.V.
4.56%, 04/24/23	510	530
Phosagro Bond Funding Designated Activity Company
3.95%, 11/03/21 (c)	810	817
		3,544
Indonesia 1.1%
Bank Mandiri (Persero), Pt Tbk
3.75%, 04/11/24	200	204
Eterna Capital Pte. Ltd.
8.00%, 12/11/22 (o)	61	51
Innovate Capital Pte. Ltd.
6.00%, 12/11/24 (n)	509	282
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	440	502
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (c)	370	373
Minejesa Capital B.V.
4.63%, 08/10/30	520	526
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21	350	368
PT Pertamina (Persero)
4.88%, 05/03/22	560	589
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	345	350
		3,245
Argentina 1.1%
Arcor S.A.I.C.
6.00%, 07/06/23	70	70
6.00%, 07/06/23 (c)	810	806
Banco Macro S.A.
17.50%, 05/08/22, ARS (c)	16,330	240
Cablevision S.A.
6.50%, 06/15/21	340	333
6.50%, 06/15/21 (c)	300	295
Compania General de Combustibles S.A.
9.50%, 11/07/21	341	332
IRSA Propiedades Comerciales S.A.
8.75%, 03/23/23	252	241
Tecila Sociedad Anonima
6.95%, 07/21/27	260	236
7.00%, 12/15/47	100	86
Tecpetrol
4.88%, 12/12/22	442	429
		3,068
Brazil 1.0%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (m)	1,190	1,126
Embraer Netherlands Finance B.V.
5.05%, 06/15/25	131	141
5.40%, 02/01/27	20	22
Petrobras Global Finance B.V.
7.38%, 01/17/27	380	437
6.00%, 01/27/28	606	644
5.75%, 02/01/29	20	21
6.90%, 03/19/49	90	96
Samarco Mineracao S/A
0.00%, 11/01/22 (f) (h) (i)	300	230
	Shares/Par[1]	Value ($)
Vale Overseas Ltd
6.25%, 08/10/26	195	222
		2,939
Colombia 0.8%
Banco de Bogota S.A.
6.25%, 05/12/26	230	254
6.25%, 05/12/26 (c)	850	938
Colombia Telecomunicaciones, S.A. ESP
8.50%, (callable at 100 beginning 03/30/20) (m)	210	218
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (c)	810	913
		2,323
Guatemala 0.7%
Comcel Trust
6.88%, 02/06/24	310	321
6.88%, 02/06/24 (c)	330	342
Intertrust SPV (Cayman) Limited
5.88%, 05/03/27 (c)	760	777
The Central America Bottling Corporation
5.75%, 01/31/27 (c)	680	703
		2,143
United Kingdom 0.7%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH	43,500	1,637
Standard Chartered Bank
7.50%, 08/18/32, IDR (c)	1,946,000	135
Tullow Oil PLC
6.25%, 04/15/22 (c)	350	353
		2,125
Malaysia 0.7%
Axiata SPV2 Berhad
3.47%, 11/19/20	1,050	1,062
Gohl Capital Limited
4.25%, 01/24/27	890	916
		1,978
United Arab Emirates 0.6%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (c)	800	880
DP World UAE Region FZE
1.75%, 06/19/24 (n)	800	788
		1,668
Chile 0.6%
Inversiones CMPC S.A.
4.38%, 05/15/23 - 04/04/27	400	416
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (c)	230	235
3.63%, 04/03/23	500	513
4.25%, 05/07/29 (c)	460	483
		1,647
Luxembourg 0.5%
Altice Financing S.A.
6.63%, 02/15/23	320	327
7.50%, 05/15/26	600	602
7.50%, 05/15/26 (c)	620	623
		1,552
Nigeria 0.4%
Zenith Bank PLC
7.38%, 05/30/22	1,090	1,157
Dominican Republic 0.4%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (c)	1,090	1,146
Ukraine 0.4%
Metinvest B.V.
7.75%, 04/23/23 (c)	235	243
MHP SE SA
7.75%, 05/10/24	520	550
7.75%, 05/10/24 (c)	200	212
		1,005
Norway 0.4%
Dno Asa
8.75%, 05/31/23 (c)	500	513

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
8.38%, 05/29/24 (c)	480	484
		997
Ghana 0.3%
Kosmos Energy Ltd.
7.13%, 04/04/26 (c)	680	687
Tullow Oil PLC
7.00%, 03/01/25	270	272
		959
Singapore 0.3%
DBS Group Holdings Ltd
2.85%, 04/16/22 (c)	440	445
LLPL Capital Pte. Ltd.
6.88%, 02/04/39	200	228
Theta Capital Pte. Ltd.
7.00%, 04/11/22	200	200
		873
Jamaica 0.3%
Digicel Group Limited
6.00%, 04/15/21	580	426
8.25%, 09/30/22 (c)	146	36
6.75%, 03/01/23 (c) (p)	650	370
		832
Australia 0.3%
Santos Finance Ltd
5.25%, 03/13/29	710	742
Paraguay 0.2%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	650	676
Cayman Islands 0.2%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (l) (n)	600	660
Netherlands 0.2%
NE Property B.V.
3.75%, 02/26/21, EUR	200	236
Petrobras Global Finance B.V.
8.75%, 05/23/26	130	160
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	260	247
		643
Mongolia 0.2%
Mongolian Mining Corporation
0.00%, (callable at 100 beginning 10/01/19) (f) (m) (o)	746	377
9.25%, 04/15/24 (c)	250	249
		626
Switzerland 0.2%
Syngenta Finance N.V.
5.18%, 04/24/28 (c)	320	334
5.68%, 04/24/48 (c)	250	250
		584
Zambia 0.2%
First Quantum Minerals Ltd
7.50%, 04/01/25	210	198
6.88%, 03/01/26	390	362
		560
Romania 0.2%
Digi Communications N.V.
5.00%, 10/15/23, EUR (c)	160	188
NE Property B.V.
1.75%, 11/23/24, EUR	300	329
		517
Japan 0.1%
SoftBank Group Corp
6.00%, (callable at 100 beginning 07/19/23) (m)	350	335
Ireland 0.1%
Oilflow SPV 1 Designated Activity Company
12.00%, 01/13/22	310	324
	Shares/Par[1]	Value ($)
United States of America 0.0%
Vale Overseas Ltd
4.38%, 01/11/22	30	31
Total Corporate Bonds And Notes (cost $71,992)		72,449
CREDIT LINKED STRUCTURED NOTES 7.3%
Indonesia 5.5%
Deutsche Bank Aktiengesellschaft
(Indonesia Government, 7.50%, 08/15/32, Moody's rating N/A), IDR	21,400,000	1,488
JPMorgan Chase Bank, National Association
(Indonesia Government, 8.38%, 09/15/26, Moody's rating N/A), IDR	13,137,000	987
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR	55,759,000	4,360
(Indonesia Government, 8.75%, 05/15/31, Moody’s rating N/A), IDR	61,400,000	4,701
Standard Chartered Bank
(Indonesia Government, 9.00%, 03/15/29, Moody's rating Baa2), IDR (c)	10,711,000	835
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR	24,920,000	1,908
(Indonesia Government, 8.75%, 05/15/31, Moody's rating N/A), IDR (c)	19,611,000	1,505
		15,784
Egypt 1.6%
Citigroup Global Markets Holdings Inc.
(Egypt Treasury Bill, 0.00%, 03/03/20, Moody’s rating N/A), EGP (c) (l)	30,350	1,621
HSBC Bank PLC
(Egypt Treasury Bill, 0.00%, 11/19/19, Moody’s rating N/A), EGP (c) (l)	15,200	852
JPMorgan Chase Bank, National Association
(Egypt Treasury Bill, 0.00%, 10/22/19, Moody’s rating N/A), EGP (c) (l)	15,175	862
(Egypt Treasury Bill, 0.00%, 12/03/19, Moody’s rating N/A), EGP (l)	21,500	1,201
		4,536
Colombia 0.2%
Citigroup Inc.
(Republic of Colombia, 10.00%, 07/24/24, Moody's rating N/A), COP (c)	1,642,000	610
Total Credit Linked Structured Notes (cost $22,004)		20,930
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corporation (h)	1,247	15
United States of America 0.0%
New Cotai LLC (f) (h) (q)	—	—
Total Common Stocks (cost $41)		15
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (r) (s)	7,114	7,114
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (r) (s)	772	772
Total Short Term Investments (cost $7,886)		7,886
Total Investments 95.7% (cost $282,758)		275,985
Other Derivative Instruments 0.3%		805
Other Assets and Liabilities, Net 4.0%		11,528
Total Net Assets 100.0%		288,318

(a)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(b)   Treasury inflation indexed note, par amount is adjusted for inflation.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $40,236 and 14.0%, respectively.

(d)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $3,986.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(e)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(g)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(h)  Non-income producing security.

(i)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.6% of the Fund’s net assets.

(j)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m)   Perpetual security. Next contractual call date presented, if applicable.

(n)   Convertible security.

(o)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p)   All or a portion of the security was on loan.

(q)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Invesco Global Real Estate Fund
COMMON STOCKS 97.8%
United States of America 47.9%
Agree Realty Corporation	180	11,505
Alexandria Real Estate Equities, Inc.	143	20,118
American Assets Trust, Inc.	106	5,001
American Homes 4 Rent - Class A	525	12,760
Americold Realty Trust	209	6,787
AvalonBay Communities, Inc.	172	34,887
Boston Properties Inc.	201	25,920
Caretrust REIT, Inc.	179	4,248
Corporate Office Properties Trust	247	6,514
Crown Castle International Corp.	89	11,549
Cyrusone LLC	88	5,084
Digital Realty Trust Inc.	123	14,436
EastGroup Properties Inc.	39	4,493
Empire State Realty Trust Inc. - Class A	310	4,598
EPR Properties	82	6,138
Equity Lifestyle Properties, Inc.	82	9,956
Equity Residential	260	19,703
Essential Properties Realty Trust, Inc.	201	4,023
Essex Property Trust Inc.	50	14,568
	Shares/Par[1]	Value ($)
Extra Space Storage Inc.	45	4,750
Federal Realty Investment Trust	81	10,489
Four Corners Property Trust, Inc.	105	2,874
Gaming and Leisure Properties, Inc.	60	2,354
HCP, Inc.	494	15,806
Healthcare Realty Trust Inc.	575	17,994
Highwoods Properties Inc.	42	1,747
Hilton Worldwide Holdings Inc.	106	10,405
Hudson Pacific Properties Inc.	570	18,977
InterXion Holding N.V. (a)	43	3,277
Invitation Homes Inc.	663	17,720
Liberty Property Trust	193	9,664
Macerich Co.	247	8,282
Mid-America Apartment Communities, Inc.	201	23,622
National Retail Properties Inc.	203	10,767
Omega Healthcare Investors Inc.	80	2,957
Park Hotels & Resorts Inc.	393	10,837
Pebblebrook Hotel Trust	379	10,688
ProLogis Inc.	495	39,662
Public Storage	101	24,170
QTS Realty Trust, Inc. - Class A	169	7,822
Realty Income Corp.	184	12,711
Regency Centers Corp.	80	5,323
Retail Opportunity Investments Corp.	839	14,379
Rexford Industrial Realty, Inc.	159	6,436
RLJ III-EM Columbus Lessee, LLC	236	4,188
Simon Property Group Inc.	181	28,898
SL Green Realty Corp.	8	672
STAG Industrial, Inc.	256	7,733
Sun Communities Inc.	115	14,721
Sunstone Hotel Investors Inc.	298	4,081
Terreno Realty Corporation	117	5,745
Ventas, Inc.	373	25,466
VICI Properties Inc.	553	12,183
Vornado Realty Trust	84	5,387
Weingarten Realty Investors	83	2,262
Welltower Inc.	208	16,955
		644,292
Hong Kong 10.4%
China Evergrande Group (b)	1,879	5,276
China Jinmao Holdings Group Limited	4,256	2,590
China Overseas Land & Investment Ltd.	3,130	11,544
China Resources Land Ltd.	1,850	8,149
China Vanke Co., Ltd. - Class H	1,835	6,880
CK Asset Holdings Limited	1,143	8,936
Hang Lung Properties Ltd.	3,634	8,652
Hongkong Land Holdings Ltd.	1,134	7,308
K. Wah International Holdings Ltd.	1,059	619
Kerry Properties Ltd.	214	898
Link Real Estate Investment Trust	2,225	27,358
New World Development Ltd.	9,405	14,711
Shimao Property Holdings Limited	1,170	3,569
Sino Land Co.	5,322	8,936
Sino-Ocean Land Holdings Limited	1,825	775
Sun Hung Kai Properties Ltd.	617	10,463
Swire Properties Limited	1,077	4,349
Wharf Real Estate Investment Company Limited	1,054	7,429
Yuexiu Property Co. Ltd.	2,944	668
Yuexiu Real Estate Investment Trust	1,142	781
		139,891
Japan 10.3%
Advance Residence Investment Corp.	1	3,700
Continental Resources, Inc. (b)	2	4,967
Daiwa Office Investment Corporation	1	4,419
Invincible Investment Corporation (b)	7	3,809
Japan Hotel REIT Investment Corporation	8	6,753
Japan Real Estate Investment Corp.	1	5,016
Japan Rental Housing Investments Inc.	4	3,000
Japan Retail Fund Investment Corp.	4	7,244
Kenedix Office Investment Corporation	1	3,635
Kenedix Retail REIT Corporation.	1	2,166
Mitsubishi Estate Co. Ltd.	908	16,942
Mitsui Fudosan Co. Ltd.	730	17,753

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

158

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Mitsui Fudosan Logistics Park Investment Corporation	1	4,100
Mori Hills REIT Investment Corporation	2	3,132
Nomura Real Estate Master Fund. Inc.	3	4,640
Orix J-REIT Inc.	5	8,201
Premier Investment Corporation	2	2,957
Prologis	5	10,832
Sekisui House, Ltd.	7	5,179
Sumitomo Realty & Development Co. Ltd.	317	11,349
Tokyo Tatemono Co. Ltd. (b)	300	3,335
Tokyu Fudosan Holdings Corporation	676	3,739
TOKYU REIT, Inc.	1	2,135
		139,003
Australia 4.3%
DEXUS Funds Management Limited	904	8,249
Goodman Funding Pty Ltd	1,865	19,694
GPT Group	1,267	5,470
Mirvac Group	4,178	9,181
Scentre Group Limited	5,743	15,471
		58,065
United Kingdom 3.9%
Assura PLC	6,155	4,992
Big Yellow Group PLC	309	3,890
Derwent London PLC	139	5,512
Grainger PLC	1,200	3,742
Land Securities Group PLC	843	8,921
SEGRO Public Limited Company	1,121	10,397
The British Land Company Public Limited Company	276	1,888
The Unite Group PLC	207	2,567
Tritax Big Box Reit PLC	3,497	6,858
Workspace Group PLC	299	3,320
		52,087
Germany 3.8%
ATF Netherlands B.V.	1,212	9,998
Deutsche Wohnen Service Merseburg GmbH	289	10,628
LEG Immobilien AG	77	8,673
Vonovia SE	467	22,318
		51,617
China 2.5%
Agile Group Holdings Limited	1,404	1,881
China Aoyuan Group Co., Ltd.	1,044	1,471
CIFI Holdings (Group) Co. Ltd.	3,590	2,368
Country Garden Holdings Company Limited	5,475	8,340
Dragon Delight Holdings Company Limited	1,350	2,191
Guangzhou R&F Properties Co., Ltd. - Class H (b)	1,036	1,994
Guangzhou Times Holdings Group Co., Ltd.	600	1,202
Jiayuan International Group Limited	854	378
KWG Group Holdings Limited	1,350	1,373
Ronshine China Holdings Limited (a)	914	1,131
SOHO China Limited	1,616	573
South China International Group Limited	1,208	584
Sunac China Holdings Limited	1,756	8,655
Yuzhou Properties Company Limited	2,328	1,096
		33,237
Singapore 2.1%
Ascendas India Trust (c)	378	380
Ascendas REIT	2,233	5,146
CapitaLand Commercial Trust Management Limited	1,646	2,639
CapitaLand Ltd.	2,485	6,484
CapitaLand Retail China Trust Management Limited	650	750
CapitaMall Trust	2,295	4,461
City Developments Ltd.	490	3,426
Mapletree Logistics Trust Management Ltd.	3,186	3,744
Mapletree North Asia Commercial Trust Management Ltd.	1,269	1,369
Yanlord Land Group Limited	554	528
		28,927
Canada 2.0%
Allied Properties REIT	240	8,668
Canadian Apartment Properties REIT	97	3,594
H&R Real Estate Investment Trust	195	3,393
Killam Apartment Real Estate Investment Trust	457	6,564
RioCan REIT	6	122
	Shares/Par[1]	Value ($)
SmartCentres Real Estate Investment Trust	196	4,958
		27,299
Sweden 1.7%
Fabege AB	501	7,529
Hufvudstaden AB - Class A	441	7,501
Wihlborgs Fastigheter AB	504	7,301
		22,331
Netherlands 1.1%
Unibail-Rodamco SE	96	14,468
Philippines 0.9%
Ayala Land Inc.	6,490	6,428
Megaworld Corp.	2,095	250
Robinsons Land Corp.	2,036	1,046
SM Prime Holdings Inc.	6,442	4,660
		12,384
Spain 0.8%
Inmobiliaria Colonial, Socimi, S.A.	345	3,848
Merlin Properties, Socimi, S.A.	535	7,429
		11,277
France 0.8%
Icade SA	71	6,524
Klepierre (b)	133	4,467
		10,991
Luxembourg 0.8%
Grand City Properties S.A.	467	10,696
South Africa 0.8%
Growthpoint Properties Ltd	2,757	4,753
Hyprop Investments	303	1,501
Redefine Properties Opco (Proprietary) Limited	4,607	2,957
Sa Corporate Real Estate	6,317	1,392
		10,603
Thailand 0.7%
AP (Thailand) PCL - NVDR	3,777	967
Central Pattana Public Company Limited (d)	939	2,295
Central Pattana Public Company Limited - NVDR	1,771	4,326
Origin Property Public Company Limited (d)	612	154
Supalai PCL - NVDR	1,347	1,033
		8,775
Switzerland 0.6%
Swiss Prime Site AG	91	7,921
Brazil 0.6%
BR Malls Participacoes S.A	829	3,106
Br Properties SA (a)	408	1,052
Cyrela Brazil Realty SA	260	1,402
Multiplan Empreendimentos Imobiliarios S/A	282	2,034
		7,594
Mexico 0.5%
Cibanco, S.A., Institucion de Banca Multiple	693	1,086
Cibanco, S.A., Institucion de Banca Multiple (e)	1,656	1,881
Prologis Property Mexico, S.A. de C.V.	2,547	3,374
		6,341
Malaysia 0.3%
IOI Properties Group Berhad	3,004	1,004
KLCC Property Holdings Berhad	1,116	2,098
Sime Darby Property Berhad	3,868	964
		4,066
Ireland 0.3%
Green Reit Public Limited Company	1,955	4,029
Indonesia 0.3%
Bumi Serpong Damai, PT Tbk (a)	13,471	1,464
PT Ciputra Development Tbk	4,410	360
PT Pakuwon Jati Tbk	17,105	885
Summarecon Agung Tbk PT	9,598	830
		3,539
India 0.2%
DLF Limited	573	1,566
Embassy Office Parks REIT (a)	80	429
Oberoi Realty Limited (a)	73	640
		2,635

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
United Arab Emirates 0.1%
Emaar Development LLC	817	893
Emaar Malls PJSC	1,545	854
		1,747
Chile 0.1%
Parque Arauco SA	428	1,189
Turkey 0.0%
Emlak Konut GYO A.S	2,161	422
Malta 0.0%
BGP Holdings PLC (a) (d) (f)	5,552	4
Total Common Stocks (cost $1,226,767)		1,315,430
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (g) (h)	19,357	19,357
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (g) (h)	4,970	4,970
Total Short Term Investments (cost $24,327)		24,327
Total Investments 99.6% (cost $1,251,094)		1,339,757
Other Assets and Liabilities, Net 0.4%		4,839
Total Net Assets 100.0%		1,344,596

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   Perpetual security. Next contractual call date presented, if applicable.

(d)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,881 and 0.1%, respectively.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)   Investment in affiliate.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 97.7%
Health Care 27.5%
Aerie Pharmaceuticals, Inc. (a)	282	8,324
Agios Pharmaceuticals, Inc. (a) (b)	312	15,581
Amicus Therapeutics, Inc. (a)	1,386	17,293
Avanos Medical, Inc. (a)	339	14,769
Bio-Techne Corporation	134	27,851
BioTelemetry, Inc. (a)	276	13,274
Catalent Inc. (a)	421	22,840
Chemed Corporation	67	24,123
DexCom Inc. (a)	118	17,716
Encompass Health Corporation	288	18,222
Glaukos Corp. (a)	192	14,498
GW Pharmaceuticals plc - ADS (a) (b)	109	18,867
Halozyme Therapeutics, Inc. (a)	1,255	21,566
HealthEquity, Inc. (a)	391	25,596
Hill-Rom Holdings Inc.	185	19,315
ICU Medical, Inc. (a)	72	18,089
Integer Holdings Corporation (a)	175	14,669
Integra LifeSciences Holdings Corp. (a)	280	15,652
Intersect ENT, Inc. (a)	540	12,294
Masimo Corp. (a)	119	17,660
Medidata Solutions, Inc. (a)	180	16,275
Natera, Inc. (a)	590	16,259
Neurocrine Biosciences, Inc. (a)	232	19,608
Nevro Corp. (a)	144	9,329
Penumbra, Inc. (a) (b)	105	16,823
Repligen Corp. (a)	402	34,528
	Shares/Par[1]	Value ($)
Sage Therapeutics Inc. (a)	122	22,262
Sarepta Therapeutics Inc. (a)	157	23,913
Syneos Health, Inc. - Class A (a)	336	17,175
Vocera Communications, Inc. (a)	433	13,821
		548,192
Information Technology 24.5%
2U, Inc. (a) (b)	232	8,715
Anaplan, Inc. (a)	319	16,088
Aspen Technology, Inc. (a)	199	24,726
Blackline, Inc. (a)	368	19,676
Booz Allen Hamilton Holding Corporation - Class A	225	14,909
EPAM Systems, Inc. (a)	85	14,686
Fabrinet (a)	248	12,330
Fair Isaac Corp. (a)	75	23,493
Guidewire Software, Inc. (a)	193	19,609
II-VI Inc. (a)	332	12,148
KBR, Inc.	777	19,389
Lattice Semiconductor Corp. (a)	847	12,356
Littelfuse Inc.	95	16,772
MKS Instruments, Inc.	146	11,386
Monolithic Power Systems Inc.	119	16,134
New Relic, Inc. (a)	176	15,210
OSI Systems Inc. (a)	128	14,455
Pegasystems Inc.	304	21,675
Power Integrations Inc.	172	13,759
Proofpoint Inc. (a)	134	16,111
Q2 Holdings, Inc. (a)	408	31,187
Qualys, Inc. (a)	226	19,657
RealPage, Inc. (a)	400	23,543
SailPoint Technologies Holdings, Inc. (a)	582	11,669
Semtech Corp. (a)	398	19,125
Silicon Laboratories Inc. (a)	213	22,034
Trimble Inc. (a)	431	19,448
Zebra Technologies Corp. - Class A (a)	82	17,276
		487,566
Industrials 13.1%
Brink's Co.	248	20,110
BWXT Government Group, Inc.	299	15,555
Clean Harbors Inc. (a)	209	14,865
CoStar Group, Inc. (a)	31	17,233
Hillenbrand Inc.	324	12,817
ITT Industries Holdings, Inc.	332	21,733
John Bean Technologies Corp.	160	19,391
Kennametal Inc.	326	12,064
Knight-Swift Transportation Holdings Inc. - Class A	390	12,820
Lincoln Electric Holdings Inc.	153	12,570
MSA Safety Inc.	147	15,452
Old Dominion Freight Line Inc.	113	16,916
Oshkosh Corp.	194	16,189
Timken Co.	286	14,674
TransDigm Group Inc. (a)	53	25,834
WABCO Holdings Inc. (a)	104	13,824
		262,047
Consumer Discretionary 12.4%
Adtalem Global Education Inc. (a)	314	14,140
Brunswick Corp.	243	11,167
Dunkin' Brands Group Inc.	252	20,042
Five Below, Inc. (a)	142	16,990
Fox Factory Holding Corp. (a)	216	17,852
G-III Apparel Group, Ltd. (a)	328	9,657
Jack in the Box Inc.	120	9,768
Ollie's Bargain Outlet Holdings Inc. (a)	188	16,409
Penn National Gaming Inc. (a)	746	14,365
Pool Corporation	113	21,596
Six Flags Operations Inc.	63	3,145
Steven Madden Ltd.	467	15,856
Strategic Education, Inc.	85	15,055
Texas Roadhouse Inc.	305	16,373
The Wendy's Company	876	17,148
Urban Outfitters Inc. (a)	328	7,460
Visteon Corporation (a)	121	7,096
Wingstop Inc.	129	12,210
		246,329

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

160

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Financials 8.5%
American Equity Investment Life Holding Company	519	14,092
American Financial Group, Inc.	151	15,517
Cullen/Frost Bankers Inc.	171	16,009
Evercore Inc. - Class A	227	20,066
Hanover Insurance Group Inc.	140	18,011
LPL Financial Holdings Inc.	251	20,512
MarketAxess Holdings Inc.	62	19,934
Mercury General Corp.	300	18,724
RLI Corp.	169	14,462
Sterling Bancorp	539	11,480
		168,807
Materials 3.6%
Berry Global Group, Inc. (a)	351	18,450
Ingevity Corporation (a)	196	20,565
Martin Marietta Materials Inc.	97	22,333
Univar Inc. (a)	470	10,363
		71,711
Communication Services 3.0%
Cogent Communications Group, Inc.	316	18,760
IMAX Corporation (a)	336	6,794
Iridium Communications Inc. (a)	627	14,579
Take-Two Interactive Software Inc. (a)	167	18,994
		59,127
Energy 2.1%
Oil States International Inc. (a)	420	7,689
Parsley Energy Inc. - Class A (a)	870	16,535
Patterson-UTI Energy Inc.	597	6,869
PBF Energy Inc. - Class A	361	11,314
		42,407
Consumer Staples 1.8%
Boston Beer Co. Inc. - Class A (a)	53	19,926
Lancaster Colony Corp.	105	15,527
		35,453
Real Estate 1.2%
CoreSite Realty Corporation	215	24,719
Total Common Stocks (cost $1,485,992)		1,946,358
SHORT TERM INVESTMENTS 2.8%
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	43,733	43,733
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (d)	11,987	11,987
Total Short Term Investments (cost $55,720)		55,720
Total Investments 100.5% (cost $1,541,712)		2,002,078
Other Assets and Liabilities, Net (0.5)%		(9,305)
Total Net Assets 100.0%		1,992,773

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/JPMorgan Global Allocation Fund
INVESTMENT COMPANIES 35.8%
JPMorgan Emerging Markets Equity Fund - Class R6 (a)	96	2,916
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (a)	129	1,056
JPMorgan High Yield Fund - Class R6 (a)	1,146	8,281
JPMorgan International Unconstrained Equity Fund - Class R6 (a)	137	2,906
JPMorgan Managed Income Fund - Class L (a)	398	4,002
Total Investment Companies (cost $19,197)		19,161
COMMON STOCKS 31.6%
Financials 6.3%
AIA Group Limited	8	82
Alleghany Corporation (b)	—	24
Allianz SE	—	95
	Shares/Par[1]	Value ($)
American Express Company	2	235
American International Group, Inc.	1	75
Bank of America Corporation	7	200
Berkshire Hathaway Inc. - Class B (b)	1	157
BlackRock, Inc.	—	28
BNP Paribas SA	1	36
Capital One Financial Corporation	1	127
Charles Schwab Corp.	2	77
Chubb Limited	—	44
Citigroup Inc.	3	191
Citizens Financial Group Inc.	2	64
Credicorp Ltd.	—	65
DBS Group Holdings Ltd.	2	38
East West Bancorp, Inc.	1	30
Erste Group Bank AG	1	46
Fairfax Financial Holdings Limited	—	29
Fifth Third Bancorp	1	31
Finecobank Banca Fineco SPA	3	38
First Republic Bank	1	60
Hartford Financial Services Group Inc.	1	45
HDFC Bank Limited - ADR	—	49
Hong Kong Exchanges & Clearing Ltd.	1	50
Intercontinental Exchange, Inc.	1	77
Invesco Ltd.	1	27
KeyCorp	3	49
Loews Corp.	2	115
Marsh & McLennan Cos. Inc.	1	50
Morgan Stanley	4	166
Muenchener Rueckversicherungs AG	—	28
NASDAQ Inc.	—	28
Northern Trust Corp.	—	36
PNC Financial Services Group Inc.	1	117
Progressive Corp.	1	41
Prudential Financial Inc.	—	20
S&P Global Inc.	—	48
SunTrust Banks Inc.	1	69
Svenska Handelsbanken AB - Class A	4	41
Swiss Re AG	1	73
T. Rowe Price Group, Inc.	1	77
TD Ameritrade Holding Corporation	—	21
The Travelers Companies, Inc.	1	75
Tokio Marine Holdings Inc.	1	35
U.S. Bancorp	1	63
Wells Fargo & Co.	3	128
Willis Towers Watson Public Limited Company	—	44
		3,344
Information Technology 6.0%
Advanced Micro Devices, Inc. (b)	1	31
Amphenol Corporation - Class A	—	27
Analog Devices, Inc.	—	67
Apple Inc.	2	262
Applied Materials, Inc.	1	27
Arista Networks, Inc. (b)	—	23
Arrow Electronics, Inc. (b)	1	50
ASML Holding	—	16
Autodesk, Inc. (b)	—	18
Automatic Data Processing, Inc.	—	48
Booz Allen Hamilton Holding Corporation - Class A	—	15
Capgemini SA	—	27
Cisco Systems, Inc.	1	71
CommScope Holding Company, Inc. (b)	2	27
Corning Inc.	1	27
DocuSign, Inc. (b)	—	15
Fair Isaac Corp. (b)	—	25
Fidelity National Information Services, Inc.	—	35
First Data Corporation - Class A (b)	6	168
Fiserv Inc. (b)	1	71
Global Payments Inc.	—	61
Hewlett Packard Enterprise Company	1	13
IHS Markit Ltd. (b)	1	29
Infineon Technologies AG	3	46
Intuit Inc.	—	53
Keysight Technologies, Inc. (b)	—	28
MasterCard Incorporated - Class A	1	146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

161

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Microchip Technology Inc.	—	14
Microsoft Corp.	5	641
NVIDIA Corporation	—	71
Palo Alto Networks Inc. (b)	—	29
Paypal Holdings, Inc. (b)	1	114
QUALCOMM Inc.	1	52
Salesforce.Com, Inc. (b)	1	141
ServiceNow, Inc. (b)	—	47
Slack Technologies, Inc. - Class A (b) (c)	—	12
Splunk Inc. (b)	—	29
Spotify Technology S.A. (b)	—	34
Synopsys Inc. (b)	—	28
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	88
Texas Instruments Incorporated	2	148
Visa Inc. - Class A	2	250
Worldpay Inc. - Class A (b)	—	35
Xilinx Inc.	—	32
Zebra Technologies Corp. - Class A (b)	—	35
		3,226
Health Care 3.7%
Acadia Healthcare Company, Inc. (b)	1	18
Alexion Pharmaceuticals, Inc. (b)	—	34
Allergan Public Limited Company	—	50
AmerisourceBergen Corporation	—	34
Anthem, Inc.	—	32
Boston Scientific Corp. (b)	2	75
Bristol-Myers Squibb Co.	—	15
Catalent Inc. (b)	1	28
Celgene Corp. (b)	—	23
Cigna Corp.	—	93
DexCom Inc. (b)	—	28
Eli Lilly & Co.	—	45
Exact Sciences Corporation (b)	—	42
Exelixis, Inc. (b)	1	22
HCA Healthcare, Inc.	—	27
Illumina Inc. (b)	—	41
Intercept Pharmaceuticals, Inc. (b)	—	6
Intuitive Surgical, Inc. (b)	—	35
Jazz Pharmaceuticals Public Limited Company (b)	—	28
Johnson & Johnson	1	84
Medtronic Public Limited Company	—	39
Merck & Co., Inc.	2	180
Novartis AG	1	59
Novo Nordisk A/S - Class B	1	60
Pfizer Inc.	7	277
Regeneron Pharmaceuticals, Inc. (b)	—	21
Sage Therapeutics Inc. (b)	—	14
Sanofi SA	—	25
Teladoc Health, Inc. (b)	1	38
Thermo Fisher Scientific Inc.	—	56
UnitedHealth Group Incorporated	1	280
Veeva Systems Inc. - Class A (b)	—	32
Vertex Pharmaceuticals Incorporated (b)	—	59
Zimmer Biomet Holdings, Inc.	1	56
		1,956
Consumer Discretionary 3.5%
Amazon.com, Inc. (b)	—	481
AutoZone, Inc. (b)	—	88
Best Buy Co., Inc.	1	35
Brinker International Inc.	1	24
Columbia Sportswear Co.	—	30
Expedia Group, Inc.	1	67
Genuine Parts Co.	—	21
Hilton Worldwide Holdings Inc.	1	114
Home Depot Inc.	2	194
Industria de Diseno Textil, S.A.	1	35
Kohl's Corp.	1	38
Lowe's Cos. Inc.	1	59
Lululemon Athletica Inc. (b)	—	36
LVMH Moet Hennessy Louis Vuitton SE	—	86
Murphy USA Inc. (b)	—	25
Nordstrom Inc.	1	41
Norwegian Cruise Line Holdings Ltd. (b)	1	28
O'Reilly Automotive, Inc. (b)	—	95
	Shares/Par[1]	Value ($)
Ross Stores Inc.	2	126
Ryohin Keikaku Co. Ltd.	—	18
Tesla Inc. (b)	—	9
Tiffany & Co.	—	37
Toyota Motor Corp.	1	75
Tractor Supply Co.	—	41
Wayfair Inc. - Class A (b)	—	19
Whirlpool Corp.	—	54
		1,876
Communication Services 2.9%
Alphabet Inc. - Class A (b)	—	44
Alphabet Inc. - Class C (b)	—	364
Altice USA, Inc. - Class A (b)	4	95
CBS Corp. - Class B	1	35
Charter Communications, Inc. - Class A (b)	—	146
Comcast Corporation - Class A	6	237
Discovery, Inc. - Class A (b)	1	29
Dish Network Corporation - Class A (b)	1	50
Electronic Arts Inc. (b)	1	51
Entercom Communications Corp. - Class A	5	26
Facebook, Inc. - Class A (b)	—	30
GoDaddy Inc. - Class A (b)	—	25
Lyft, Inc. (b)	—	19
Netflix, Inc. (b)	—	140
New York Times Co. - Class A	1	18
Nexstar Media Group, Inc. - Class A	—	40
Orange SA	1	20
Take-Two Interactive Software Inc. (b)	—	48
Telenor ASA	1	28
T-Mobile US Inc. (b)	—	30
Verizon Communications Inc.	2	91
		1,566
Industrials 2.9%
Airbus SE	1	89
Alstom	1	48
AMETEK, Inc.	—	19
Canadian Pacific Railway Limited	—	30
Carlisle Cos. Inc.	—	28
Copart Inc. (b)	1	42
Delta Air Lines Inc.	2	96
Dover Corp.	1	50
Fortune Brands Home & Security, Inc.	1	31
Honeywell International Inc.	1	191
Illinois Tool Works Inc.	—	60
Konecranes Abp	1	32
Lennox International Inc.	—	31
Middleby Corp. (b)	—	27
Nordson Corp.	—	19
Norfolk Southern Corp.	—	52
Old Dominion Freight Line Inc.	—	23
Oshkosh Corp.	—	20
Parker Hannifin Corp.	—	27
Schneider Electric SE (b)	1	64
Southwest Airlines Co.	—	20
Stanley Black & Decker Inc.	—	69
Thales SA	1	85
The Boeing Company	—	39
Tokyu Corp.	2	32
Union Pacific Corp.	—	90
United Technologies Corp.	—	52
VINCI	1	79
Waste Connections, Inc. (c)	1	86
		1,531
Energy 1.8%
BP P.L.C.	10	70
Chevron Corp.	1	112
Concho Resources Inc.	—	24
ConocoPhillips	1	73
Diamondback Energy, Inc.	1	91
EOG Resources, Inc.	1	73
EQT Corporation	1	17
Equitrans Midstream Corp.	1	20
Exxon Mobil Corporation	1	46
Kinder Morgan, Inc.	3	67

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

162

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation	2	117
Occidental Petroleum Corp.	—	20
Parsley Energy Inc. - Class A (b)	1	19
PBF Energy Inc. - Class A	1	25
Phillips 66	—	37
Pioneer Natural Resources Co.	—	60
TC Energy Corporation	1	37
Williams Cos. Inc.	2	56
		964
Utilities 1.2%
American Electric Power Company, Inc.	1	79
Duke Energy Corporation	—	35
Edison International	—	20
Enel SpA	5	35
Eversource Energy	1	38
Iberdrola, S.A.	4	36
NextEra Energy, Inc.	1	249
NiSource Inc.	1	22
Sempra Energy	—	32
Xcel Energy Inc.	2	114
		660
Consumer Staples 1.2%
Clorox Co.	—	15
Coca-Cola Co.	3	124
Coty Inc. - Class A	2	21
Diageo PLC	2	70
Energizer Holdings, Inc.	1	35
Keurig Dr Pepper Inc.	1	26
Kroger Co.	1	17
Molson Coors Brewing Company - Class B	—	22
Nestle SA	1	88
Philip Morris International Inc.	1	60
Post Holdings Inc. (b)	1	52
Procter & Gamble Co.	1	77
Walgreens Boots Alliance Inc.	1	46
		653
Real Estate 1.1%
American Homes 4 Rent - Class A	1	34
Brixmor Property Group Inc.	3	45
CBRE Group, Inc. - Class A (b)	2	96
EastGroup Properties Inc.	—	23
Federal Realty Investment Trust	—	39
Goodman Funding Pty Ltd	2	24
KiMcO Realty Corporation	2	39
Mid-America Apartment Communities, Inc.	1	59
Mitsui Fudosan Co. Ltd.	1	29
ProLogis Inc.	—	25
Public Storage	—	71
Rayonier Inc.	1	36
Ventas, Inc.	—	26
Weyerhaeuser Co.	1	21
		567
Materials 1.0%
AdvanSix Inc. (b)	1	12
Akzo Nobel N.V.	1	50
Avery Dennison Corporation	—	36
Ball Corporation	2	119
DuPont de Nemours, Inc	—	25
Graphic Packaging Holding Co.	3	39
Martin Marietta Materials Inc.	—	92
Norsk Hydro ASA	5	19
Packaging Corp. of America	—	38
Rio Tinto PLC	1	32
Vulcan Materials Co.	—	31
Westrock Company, Inc.	1	40
		533
Total Common Stocks (cost $16,786)		16,876
GOVERNMENT AND AGENCY OBLIGATIONS 8.5%
Sovereign 7.3%
Bundesrepublik Deutschland
0.25%, 08/15/28, EUR	11	13
4.00%, 01/04/37, EUR	12	23
	Shares/Par[1]	Value ($)
3.25%, 07/04/42, EUR	19	37
2.50%, 08/15/46, EUR	20	36
1.25%, 08/15/48, EUR	6	9
Cabinet Office, Government of Japan
1.30%, 03/20/21 - 06/20/35, JPY	10,900	113
0.10%, 06/20/21, JPY	12,850	120
0.80%, 06/20/22 - 12/20/47, JPY	13,500	133
0.60%, 12/20/23 - 12/20/37, JPY	24,650	240
2.20%, 09/20/26 - 03/20/50, JPY	8,800	101
0.10%, 06/20/28, JPY	13,500	129
2.10%, 03/20/30, JPY	6,200	71
1.50%, 03/20/34, JPY	7,300	82
1.20%, 03/20/35, JPY	6,200	68
0.70%, 03/20/37, JPY	5,500	56
2.00%, 03/20/42, JPY	4,000	51
1.90%, 09/20/42, JPY	4,650	59
1.40%, 09/20/34 - 03/20/55, JPY	7,850	93
0.90%, 03/20/57, JPY	2,900	32
Canada, Government of
2.50%, 06/01/24, CAD	23	19
1.50%, 06/01/26, CAD	7	5
2.00%, 06/01/28, CAD	14	11
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	8	8
2.75%, 06/01/22 - 12/01/64, CAD	35	29
Commonwealth of Australia
2.00%, 12/21/21, AUD	23	17
2.75%, 04/21/24, AUD	18	14
4.75%, 04/21/27, AUD	22	19
2.25%, 05/21/28, AUD	51	39
3.75%, 04/21/37, AUD	10	9
3.00%, 03/21/47, AUD	7	6
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK	28	5
1.75%, 11/15/25, DKK	18	3
0.50%, 11/15/27, DKK	26	4
4.50%, 11/15/39, DKK	43	13
Estado Espanol
0.40%, 04/30/22, EUR	35	41
3.80%, 04/30/24, EUR	31	42
2.75%, 10/31/24, EUR (d)	128	168
1.60%, 04/30/25, EUR (d)	17	21
1.95%, 04/30/26, EUR (d)	24	31
1.40%, 07/30/28, EUR (d)	54	67
2.35%, 07/30/33, EUR (d)	14	19
4.20%, 01/31/37, EUR (d)	12	21
4.70%, 07/30/41, EUR (d)	7	14
5.15%, 10/31/44, EUR	8	17
2.90%, 10/31/46, EUR (d)	4	6
2.70%, 10/31/48, EUR (d)	4	6
3.45%, 07/30/66, EUR (d)	3	5
Federale Overheidsdienst Kanselarij van de Eerste Minister
4.00%, 03/28/22, EUR (d)	10	13
2.60%, 06/22/24, EUR	13	17
1.00%, 06/22/26, EUR (d)	14	17
0.80%, 06/22/28, EUR (d)	19	23
3.00%, 06/22/34, EUR (d)	15	23
1.90%, 06/22/38, EUR (d)	9	13
3.75%, 06/22/45, EUR	5	10
1.60%, 06/22/47, EUR (d)	3	4
2.25%, 06/22/57, EUR (d)	2	3
2.15%, 06/22/66, EUR (d)	2	3
Government of Cyprus
3.75%, 07/26/23, EUR	33	43
HM Treasury
4.00%, 03/07/22, GBP	32	44
2.75%, 09/07/24, GBP	36	51
1.63%, 10/22/28, GBP	33	45
6.00%, 12/07/28, GBP	20	37
4.75%, 12/07/30 - 12/07/38, GBP	26	49
4.25%, 03/07/36 - 12/07/55, GBP	31	63
1.75%, 09/07/37 - 07/22/57, GBP	32	44
3.25%, 01/22/44, GBP	12	21

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
1.50%, 07/22/26 - 07/22/47, GBP	38	51
3.75%, 07/22/52, GBP	9	18
2.50%, 07/22/65, GBP	10	17
3.50%, 01/22/45 - 07/22/68, GBP	18	36
OSMTH Of the Kingdom Of Sweden
2.50%, 05/12/25, SEK	35	4
0.75%, 05/12/28, SEK (d)	25	3
2.25%, 06/01/32, SEK	15	2
3.50%, 06/01/22 - 03/30/39, SEK	50	7
Republique Francaise Presidence
0.00%, 05/25/22, EUR (e)	62	72
2.25%, 05/25/24, EUR	56	72
0.50%, 05/25/26, EUR	64	77
0.75%, 05/25/28 - 11/25/28, EUR	56	69
1.25%, 05/25/34, EUR	20	26
4.75%, 04/25/35, EUR	15	29
1.75%, 06/25/39 - 05/25/66, EUR (d)	45	63
3.25%, 05/25/45, EUR	19	34
2.00%, 05/25/48, EUR (d)	7	10
4.00%, 04/25/55, EUR (d)	5	11
4.00%, 04/25/60, EUR	4	9
Segretariato Generale Della Presidenza Della Repubblica
1.05%, 12/01/19, EUR	50	57
0.45%, 06/01/21, EUR	31	35
1.35%, 04/15/22, EUR	50	58
1.00%, 07/15/22, EUR	65	74
1.85%, 05/15/24, EUR	112	131
2.00%, 12/01/25, EUR	23	27
1.60%, 06/01/26, EUR	38	43
2.80%, 12/01/28, EUR	48	59
2.45%, 09/01/33, EUR (d)	23	26
2.25%, 09/01/36, EUR (d)	22	24
4.00%, 02/01/37, EUR	20	27
3.45%, 03/01/48, EUR (d)	24	30
2.80%, 03/01/67, EUR (d)	2	2
Staat der Nederlanden
4.00%, 01/15/37, EUR (d)	9	17
		3,880
U.S. Treasury Securities 1.2%
U.S. Treasury Note
2.00%, 01/31/20 (f)	660	660
Treasury Inflation Indexed Securities 0.0%
Commonwealth of Australia
2.50%, 09/20/30, AUD (g)	19	21
Total Government And Agency Obligations (cost $4,553)		4,561
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.6%
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.80%, 10/10/25 (h)	500	536
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 0.00%, (1M USD LIBOR + 2.10%), 06/25/39 (d) (h)	500	501
FWDSecuritization Trust
Series 2019-M1-INV1, 3.77%, 07/25/49 (d) (h)	500	500
GS Mortgage Securities Corp Trust
Series 2019-E-GC40, 3.00%, 07/12/29 (d) (i)	500	412
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,949)		1,949
PREFERRED STOCKS 0.1%
Consumer Discretionary 0.1%
Volkswagen AG (j)	—	48
Total Preferred Stocks (cost $47)		48
SHORT TERM INVESTMENTS 21.4%
Treasury Securities 13.2%
Canada, Government of
1.65%, 04/02/20, CAD (k)	3,111	2,346
1.66%, 04/30/20, CAD (k)	3,115	2,346
1.65%, 05/28/20, CAD (k)	3,119	2,345
		7,037
	Shares/Par[1]	Value ($)
Investment Companies 8.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (a) (l)	4,377	4,377
Total Short Term Investments (cost $11,403)		11,414
Total Investments 101.0% (cost $53,935)		54,009
Total Securities Sold Short (1.1)% (proceeds $591)		(599)
Total Purchased Options 0.3% (cost $201)		186
Other Derivative Instruments 0.1%		34
Other Assets and Liabilities, Net (0.3)%		(178)
Total Net Assets 100.0%		53,452

(a)  Investment in affiliate.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,056 and 3.8%, respectively.

(e)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  Treasury inflation indexed note, par amount is not adjusted for inflation.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)   Convertible security.

(k)  The coupon rate represents the yield to maturity.

(l)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

SECURITIES SOLD SHORT (1.1%)
COMMON STOCKS (1.1%)
Industrials (0.5%)
Acuity Brands, Inc.	—	(30)
C.H. Robinson Worldwide, Inc.	—	(29)
Emerson Electric Co.	—	(30)
Illinois Tool Works Inc.	—	(16)
JB Hunt Transport Services Inc.	—	(51)
Parker-Hannifin Corporation	—	(44)
Wabtec Corp.	—	(32)
XPO Logistics Inc.	—	(15)
		(247)
Health Care (0.2%)
Align Technology, Inc.	—	(51)
AmerisourceBergen Corporation	—	(22)
Cardinal Health, Inc.	(1)	(28)
CVS Health Corp.	—	(20)
Zimmer Biomet Holdings, Inc.	—	(8)
		(129)
Consumer Discretionary (0.2%)
Advance Auto Parts, Inc.	—	(43)
Harley-Davidson Inc.	(1)	(23)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

164

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MGM Resorts International	(1)	(43)
		(109)
Consumer Staples (0.1%)
Molson Coors Brewing Company - Class B	—	(19)
National Beverage Corp.	—	(2)
The Clorox Company	—	(51)
		(72)
Materials (0.1%)
PPG Industries Inc.	—	(31)
Energy (0.0%)
Halliburton Co.	—	(11)
Total Common Stocks (proceeds $591)		(599)
Total Securities Sold Short (1.1%) (proceeds $591)		(599)

JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 99.0%
Information Technology 21.3%
Accenture Public Limited Company - Class A	6	1,031
Analog Devices, Inc. (a)	23	2,590
Apple Inc. (a)	48	9,443
Automatic Data Processing, Inc. (a)	19	3,123
Cisco Systems, Inc. (a)	15	807
Cognizant Technology Solutions Corp. - Class A	14	901
Fidelity National Information Services, Inc. (a)	2	227
First Data Corporation - Class A (b)	10	275
Hewlett Packard Enterprise Company (a)	55	829
HP Inc. (a)	35	730
Intel Corp.	10	470
Intuit Inc.	4	1,082
Marvell Technology Group Ltd	10	245
MasterCard Incorporated - Class A (a)	16	4,102
Microsoft Corp. (a)	99	13,301
Motorola Solutions Inc.	1	177
NVIDIA Corporation (a)	11	1,803
NXP Semiconductors N.V.	8	784
Oracle Corporation (a)	17	960
Paypal Holdings, Inc. (a) (b)	23	2,592
QUALCOMM Inc.	4	284
Salesforce.Com, Inc. (a) (b)	15	2,218
Teradyne Inc.	19	930
Texas Instruments Incorporated (a)	29	3,381
Visa Inc. - Class A (a)	15	2,619
VMware Inc. - Class A	2	369
Workday, Inc. - Class A (b)	1	99
		55,372
Health Care 14.0%
AbbVie Inc.	4	314
Agilent Technologies, Inc.	3	253
Alexion Pharmaceuticals, Inc. (b)	6	843
Allergan Public Limited Company	4	732
Amgen Inc.	2	346
Anthem, Inc.	4	1,256
Baxter International Inc.	4	295
Becton, Dickinson and Company	2	426
Biogen Inc. (b)	4	933
Boston Scientific Corp. (a) (b)	56	2,392
Bristol-Myers Squibb Co.	12	557
Celgene Corp. (b)	10	959
Cigna Corp. (a)	15	2,316
CVS Health Corp.	4	213
Danaher Corp.	1	189
Eli Lilly & Co. (a)	17	1,846
Gilead Sciences Inc. (a)	4	269
Illumina Inc. (b)	2	578
Intuitive Surgical, Inc. (b)	1	441
Johnson & Johnson (a)	22	2,994
McKesson Corporation	1	75
Medtronic Public Limited Company (a)	25	2,440
Merck & Co., Inc. (a)	39	3,254
Pfizer Inc. (a)	73	3,152
Regeneron Pharmaceuticals, Inc. (b)	2	648
Thermo Fisher Scientific Inc. (a)	8	2,370
	Shares/Par[1]	Value ($)
UnitedHealth Group Incorporated (a)	14	3,345
Vertex Pharmaceuticals Incorporated (b)	6	1,020
Zimmer Biomet Holdings, Inc. (a)	16	1,834
Zoetis Inc. - Class A	1	155
		36,445
Financials 12.9%
American Express Company	9	1,104
American International Group, Inc. (a)	19	988
Ameriprise Financial, Inc.	4	511
Arthur J Gallagher & Co.	4	384
Bank of America Corporation (a)	136	3,936
Berkshire Hathaway Inc. - Class B (a) (b)	20	4,342
Capital One Financial Corporation (a)	13	1,184
Charles Schwab Corp. (a)	27	1,087
Citigroup Inc. (a)	49	3,399
Citizens Financial Group Inc.	8	299
CME Group Inc.	1	256
Everest Re Group, Ltd.	1	346
Franklin Resources Inc.	19	650
Hartford Financial Services Group Inc. (a)	19	1,048
Intercontinental Exchange, Inc. (a)	20	1,751
Invesco Ltd.	19	386
KeyCorp (a)	75	1,322
Lincoln National Corp.	13	851
MetLife, Inc. (a)	34	1,680
Morgan Stanley (a)	50	2,173
Regions Financial Corporation	25	367
SunTrust Banks Inc. (a)	20	1,242
Synchrony Financial	15	516
TD Ameritrade Holding Corporation	16	805
The Allstate Corporation	7	731
The Bank of New York Mellon Corporation (a)	6	257
Wells Fargo & Co. (a)	42	1,968
		33,583
Consumer Discretionary 11.8%
Advance Auto Parts, Inc.	4	678
Amazon.com, Inc. (a) (b)	5	9,241
AutoZone, Inc. (b)	2	1,891
Best Buy Co., Inc.	15	1,022
Booking Holdings Inc. (b)	—	450
BorgWarner Inc.	12	522
Dollar General Corp.	6	777
Expedia Group, Inc. (a)	7	978
General Motors Company	16	603
H & R Block, Inc.	4	124
Hilton Worldwide Holdings Inc.	10	939
Home Depot Inc. (a)	15	3,164
Lennar Corp. - Class A	13	624
Lowe's Cos. Inc.	20	1,978
Magna International Inc.	10	485
Nike Inc. - Class B	13	1,104
O'Reilly Automotive, Inc. (b)	2	809
PVH Corp.	6	562
Ross Stores Inc. (a)	13	1,237
Royal Caribbean Cruises Ltd.	2	269
TJX Cos. Inc.	26	1,364
Yum! Brands Inc.	16	1,771
		30,592
Communication Services 10.5%
Alphabet Inc. - Class A (a) (b)	4	4,223
Alphabet Inc. - Class C (a) (b)	4	3,978
Altice USA, Inc. - Class A (b)	17	405
Charter Communications, Inc. - Class A (a) (b)	5	2,067
Comcast Corporation - Class A (a)	92	3,903
Discovery, Inc. - Class A (a) (b) (c)	23	719
Discovery, Inc. - Class C (b)	20	580
Electronic Arts Inc. (b)	12	1,250
Facebook, Inc. - Class A (a) (b)	13	2,590
Lyft, Inc. (b) (c)	5	337
Netflix, Inc. (a) (b)	6	2,123
T-Mobile US Inc. (b)	5	397
Verizon Communications Inc. (a)	51	2,885
Walt Disney Co. (a)	12	1,706
		27,163

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

165

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Industrials 9.5%
Caterpillar Inc.	1	136
Cintas Corp.	1	157
Cummins Inc.	8	1,309
Deere & Co.	5	787
Delta Air Lines Inc. (a)	10	582
Eaton Corporation Public Limited Company (a)	26	2,143
Emerson Electric Co.	2	149
General Dynamics Corp. (a)	12	2,091
HD Supply Holdings, Inc (b)	6	245
Honeywell International Inc. (a)	16	2,853
Ingersoll-Rand Public Limited Company (a)	8	1,058
Masco Corp. (a)	20	797
Norfolk Southern Corp. (a)	13	2,581
Northrop Grumman Systems Corp.	3	931
PACCAR Inc. (a)	17	1,249
Parker Hannifin Corp.	1	238
Snap-On Inc.	3	416
Southwest Airlines Co.	5	248
Stanley Black & Decker Inc.	7	1,051
The Boeing Company (a)	3	983
Union Pacific Corp. (a)	13	2,132
United Airlines Holdings Inc. (b)	3	221
United Technologies Corp. (a)	15	1,933
Waste Management, Inc.	2	251
		24,541
Consumer Staples 5.5%
Altria Group, Inc. (a)	14	669
Coca-Cola Co. (a)	74	3,789
ConAgra Brands Inc.	5	138
Constellation Brands, Inc. - Class A	2	416
General Mills Inc.	7	378
Molson Coors Brewing Company - Class B	9	517
Mondelez International Inc. - Class A (a)	34	1,847
PepsiCo Inc. (a)	9	1,239
Philip Morris International Inc. (a)	33	2,584
Procter & Gamble Co. (a)	24	2,633
		14,210
Energy 5.1%
Chevron Corp. (a)	32	4,011
Concho Resources Inc.	2	247
Diamondback Energy, Inc.	10	1,067
EOG Resources, Inc. (a)	23	2,170
Exxon Mobil Corporation	14	1,077
Marathon Petroleum Corporation (a)	34	1,889
ONEOK Inc.	14	928
Parsley Energy Inc. - Class A (b)	6	116
Phillips 66	1	116
Pioneer Natural Resources Co. (a)	10	1,515
		13,136
Utilities 3.3%
American Electric Power Company, Inc.	15	1,311
Edison International	15	1,021
Exelon Corporation (a)	37	1,778
FirstEnergy Corp.	—	5
NextEra Energy, Inc. (a)	10	1,991
Sempra Energy	7	977
Xcel Energy Inc. (a)	24	1,446
		8,529
Materials 2.8%
Avery Dennison Corporation	3	359
Celanese Corp. - Class A	6	678
Corteva, Inc. (b)	16	472
Crown Holdings Inc. (b)	8	517
Dow Holdings Inc.	20	985
DuPont de Nemours, Inc	11	854
Eastman Chemical Co. (a)	15	1,196
Freeport-McMoRan Inc. - Class B (a)	14	160
Linde Public Limited Company	4	821
LyondellBasell Industries N.V. - Class A	3	265
Newmont Goldcorp Corporation	5	192
Packaging Corp. of America	3	310
RPM International Inc.	2	128
	Shares/Par[1]	Value ($)
Westrock Company, Inc.	10	380
		7,317
Real Estate 2.3%
AvalonBay Communities, Inc.	6	1,182
Boston Properties Inc.	2	281
Digital Realty Trust Inc.	2	191
Equinix, Inc.	1	459
Equity Residential	4	338
Federal Realty Investment Trust	4	509
Host Hotels & Resorts, Inc. (a)	18	327
Mid-America Apartment Communities, Inc.	1	137
ProLogis Inc. (a)	15	1,201
Public Storage	1	267
Ventas, Inc.	6	405
Vornado Realty Trust	11	700
		5,997
Total Common Stocks (cost $245,252)		256,885
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	2,387	2,387
Total Short Term Investments (cost $2,387)		2,387
Total Investments 99.9% (cost $247,639)		259,272
Total Purchased Options 1.3% (cost $3,454)		3,379
Other Derivative Instruments (1.3)%		(3,408)
Other Assets and Liabilities, Net 0.1%		276
Total Net Assets 100.0%		259,519

(a)  All or a portion of the security is pledged or segregated as collateral.

(b)   Non-income producing security.

(c)  All or a portion of the security was on loan.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 72.4%
U.S. Treasury Securities 39.3%
U.S. Treasury Bond
8.13%, 08/15/21	1,865	2,108
7.63%, 02/15/25	750	981
6.13%, 11/15/27	1,340	1,771
5.25%, 11/15/28	990	1,265
5.38%, 02/15/31	1,460	1,959
4.50%, 02/15/36 - 08/15/39	2,969	3,975
4.63%, 02/15/40	1,510	2,072
4.38%, 05/15/40	1,038	1,381
3.88%, 08/15/40	225	281
4.25%, 11/15/40	1,654	2,169
4.75%, 02/15/41	1,485	2,076
4.38%, 05/15/41 (a)	750	1,001
3.13%, 11/15/41 - 05/15/48	6,240	6,971
3.63%, 08/15/43 - 02/15/44	5,455	6,582
3.75%, 11/15/43	2,390	2,940
3.38%, 05/15/44	2,930	3,402
2.88%, 05/15/43 - 08/15/45	4,265	4,555
2.50%, 02/15/45 - 05/15/46	6,890	6,848
2.25%, 08/15/46	2,885	2,722
2.88%, 11/15/46	2,055	2,197
2.75%, 08/15/42 - 11/15/47	5,723	5,972
3.00%, 05/15/42 - 08/15/48	16,640	18,195
3.38%, 11/15/48 (a)	2,200	2,586
3.00%, 02/15/49 (a)	2,030	2,226
2.88%, 05/15/49 (b)	1,300	1,392
U.S. Treasury Note
1.50%, 07/15/20 - 08/15/26	13,580	13,405
1.38%, 08/31/20 - 09/30/23	17,185	17,029
2.50%, 01/31/21 (b)	2,090	2,112
3.63%, 02/15/21 (a)	3,500	3,600
2.38%, 12/31/20 - 05/15/27	15,000	15,334
2.00%, 05/31/21 (a)	2,225	2,234
1.63%, 06/30/21 (a)	600	598
1.13%, 02/28/21 - 08/31/21	6,050	5,975

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2.00%, 08/31/21 - 08/15/25	29,850	30,114
1.75%, 11/30/21	3,500	3,500
2.00%, 12/31/21 - 11/15/26	8,080	8,135
1.75%, 06/15/22 - 06/30/24 (a)	2,400	2,398
1.75%, 06/30/22 (b)	580	581
1.88%, 12/15/20 - 08/31/24	21,819	21,899
1.75%, 10/31/20 - 05/15/23	16,820	16,814
2.63%, 06/30/23 (b)	2,080	2,151
1.25%, 07/31/23	1,650	1,618
1.63%, 10/31/23	1,080	1,074
2.13%, 11/30/23	1,900	1,930
2.88%, 10/31/20 - 08/15/28	24,655	25,843
2.63%, 08/15/20 - 02/15/29	28,776	29,470
2.50%, 06/30/20 - 05/15/24	21,114	21,595
2.75%, 09/30/20 - 08/31/25	25,255	26,091
3.00%, 10/31/25	1,900	2,030
1.63%, 07/31/20 - 02/15/26	20,435	20,303
2.13%, 05/31/21 - 05/31/26	31,620	32,043
1.88%, 06/30/26 (a)	3,000	3,000
2.25%, 02/15/27 (a)	4,310	4,414
2.25%, 03/31/21 - 11/15/27	33,001	33,592
2.75%, 02/15/28 (b)	4,610	4,899
2.88%, 05/15/28 (a)	5,590	5,999
3.13%, 05/15/21 - 11/15/28	5,790	6,145
2.38%, 05/15/29 (a) (b)	1,850	1,911
		455,463
Mortgage-Backed Securities 27.2%
Federal Home Loan Mortgage Corporation
2.00%, 01/01/29 - 03/01/32	514	509
6.00%, 02/01/29 - 05/01/40	568	654
5.00%, 02/01/21 - 07/01/41	1,748	1,902
3.00%, 02/01/24 - 10/01/48	21,348	21,730
6.50%, 07/01/28 - 03/01/39	168	194
5.50%, 11/01/28 - 02/01/40	850	940
3.50%, 10/01/20 - 10/01/48	19,239	19,869
4.50%, 12/01/19 - 11/01/48	5,643	5,998
2.50%, 08/01/27 - 02/01/47	5,074	5,113
4.00%, 12/01/20 - 11/01/48	12,697	13,284
Federal National Mortgage Association, Inc.
2.50%, 12/01/21 - 02/01/47	6,754	6,808
3.50%, 09/01/25 - 04/01/49	27,879	28,774
2.00%, 09/01/28 - 02/01/32	708	704
2.50%, 07/01/31 - 01/01/32	559	564
2.00%, 11/01/31	100	99
7.00%, 02/01/31 - 02/01/38	36	42
6.00%, 05/01/24 - 09/01/39	992	1,131
TBA, 2.50%, 07/15/33 (a)	50	50
TBA, 4.00%, 07/15/33 - 08/15/48 (a)	16,000	16,536
4.50%, 07/01/20 - 04/01/49	10,169	10,782
5.00%, 10/01/21 - 06/01/49	2,925	3,163
3.00%, 02/01/31 - 12/01/46	1,134	1,155
6.50%, 07/01/32 - 12/01/38	308	355
7.50%, 11/01/37	3	3
5.50%, 10/01/19 - 02/01/42	1,741	1,936
5.00%, 06/01/40 - 11/01/43	203	220
3.50%, 03/01/26 - 04/01/46	984	1,015
4.00%, 06/01/44 - 07/01/46	782	816
3.00%, 11/01/26 - 04/01/49	30,459	30,985
4.00%, 03/01/20 - 03/01/49	21,292	22,271
TBA, 3.00%, 07/15/33 - 08/15/48 (a)	1,550	1,564
TBA, 3.50%, 07/15/33 - 08/15/48 (a)	16,925	17,312
TBA, 4.50%, 07/15/48 (a)	3,825	3,997
TBA, 5.00%, 07/15/48 (a)	925	978
Government National Mortgage Association
3.50%, 05/15/26 - 08/20/48	20,270	21,049
2.50%, 09/20/27 - 02/20/47	865	874
3.00%, 01/20/27 - 03/20/48	13,281	13,602
8.50%, 06/15/30 - 12/15/30	1	1
5.50%, 12/15/31 - 02/20/44	1,462	1,627
6.50%, 07/15/38	21	24
6.00%, 05/15/32 - 12/20/40	282	322
5.00%, 03/15/33 - 11/20/48	3,353	3,606
4.50%, 04/20/26 - 12/20/48	7,746	8,202
4.00%, 12/15/24 - 11/20/48	15,373	16,113
	Shares/Par[1]	Value ($)
3.00%, 07/20/46 - 11/20/46	2,185	2,234
3.50%, 12/20/45 - 09/20/46	1,633	1,694
4.00%, 09/20/46	280	294
2.50%, 08/20/27 - 11/20/46	206	208
TBA, 3.00%, 07/15/48 (a)	4,975	5,082
TBA, 3.50%, 07/15/48 (a)	9,675	9,993
TBA, 4.00%, 07/15/48 - 08/15/48 (a)	4,700	4,873
TBA, 4.50%, 07/15/48 (a)	2,850	2,971
TBA, 5.00%, 07/15/48 (a)	1,100	1,150
		315,372
Sovereign 3.1%
Asian Development Bank
1.63%, 08/26/20 (b)	500	498
2.25%, 01/20/21 (b)	250	251
1.75%, 06/08/21 - 09/13/22	435	434
1.88%, 08/10/22	300	301
2.75%, 03/17/23 (b)	190	196
2.13%, 03/19/25	200	202
2.38%, 08/10/27	300	306
2.75%, 01/19/28	400	420
6.38%, 10/01/28	210	281
Banque europeenne d'investissement (BEI)
4.00%, 02/16/21	500	517
2.50%, 04/15/21 - 03/15/23	1,300	1,320
2.25%, 03/15/22 - 06/24/24	390	396
2.38%, 06/15/22	500	508
2.00%, 12/15/22	500	503
1.88%, 02/10/25	600	600
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	557
6.55%, 03/14/37	250	352
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	205
4.13%, 11/20/45	200	204
5.10%, 06/18/50	100	112
4.98%, 04/20/55	100	110
Export Development Canada
2.00%, 11/30/20	300	300
2.75%, 03/15/23	300	310
Gobierno de la Republica de Chile
3.88%, 08/05/20	100	102
Gobierno Federal de los Estados Unidos Mexicanos
3.50%, 01/21/21	550	558
3.60%, 01/30/25	230	235
8.30%, 08/15/31	300	421
4.75%, 03/08/44	556	580
5.55%, 01/21/45 (b)	500	582
4.60%, 01/23/46	250	255
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	120
7.13%, 02/09/24	250	303
2.88%, 10/16/24	300	310
Government of the Republic of Panama
6.70%, 01/26/36	400	544
4.50%, 04/16/50	200	225
Groupe De La Banque Africaine De Developpement
2.38%, 09/23/21	300	303
Hydro-Quebec
9.40%, 02/01/21	250	278
Inter-American Development Bank
2.63%, 04/19/21	750	760
2.50%, 01/18/23	500	511
2.13%, 01/15/25 (c)	500	506
4.38%, 01/24/44	100	129
International Bank for Reconstruction and Development
1.38%, 05/24/21 - 09/20/21	240	238
2.25%, 06/24/21	750	756
2.13%, 12/13/21	300	302
1.63%, 02/10/22 (b)	350	348
1.88%, 10/07/22	500	501
7.63%, 01/19/23	300	359
2.50%, 07/29/25	340	353
2.50%, 11/22/27 (b)	1,000	1,035

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

167

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
International Finance Corporation
1.63%, 07/16/20	500	498
2.25%, 01/25/21	250	251
1.13%, 07/20/21	500	493
Israel, Government of
4.00%, 06/30/22	500	527
5.50%, 04/26/24	142	165
Japan Bank For International Cooperation
1.88%, 04/20/21	200	200
3.25%, 07/20/23	200	209
3.38%, 07/31/23 (c)	400	420
2.13%, 02/10/25	250	249
2.25%, 11/04/26	400	399
Japan Finance Corporation for Municipal Enterprises
4.00%, 01/13/21	300	308
KfW
2.75%, 09/08/20 (c)	500	505
1.63%, 03/15/21	220	219
1.50%, 06/15/21	665	661
2.63%, 01/25/22	700	714
2.13%, 03/07/22 - 06/15/22	530	534
2.38%, 12/29/22	300	306
2.50%, 11/20/24	800	825
2.00%, 05/02/25	680	684
0.00%, 06/29/37 (d)	150	94
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	282
7.63%, 03/29/41	250	401
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	413
Manitoba, Province of
3.05%, 05/14/24	350	366
Nordiska Investeringsbanken, Pohjoismaiden Investointipankki Nib, Nordic Investment Bank
2.25%, 02/01/21	250	251
Ontario, Government of
3.40%, 10/17/23	135	142
3.20%, 05/16/24	300	316
Presidencia de la Republica de Colombia
8.13%, 05/21/24 (b)	400	493
7.38%, 09/18/37	400	543
5.63%, 02/26/44	200	236
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	450	508
5.38%, 06/15/33	200	218
The Korea Development Bank
3.38%, 09/16/25	500	525
The Philippines, Government of
4.20%, 01/21/24	250	269
9.50%, 02/02/30	400	638
6.38%, 01/15/32	500	674
The Province of Alberta, Government of
3.30%, 03/15/28	200	214
The Province of British Columbia, Government of
6.50%, 01/15/26	70	87
The Republic of Indonesia, The Government of
5.35%, 02/11/49	200	238
The Republic of Korea, Government of
5.63%, 11/03/25	250	297
Urzad Rady Ministrow
5.00%, 03/23/22	500	537
3.00%, 03/17/23	500	513
		35,919
U.S. Government Agency Obligations 1.2%
Federal Home Loan Banks Office of Finance
2.63%, 10/01/20 (e)	500	505
2.25%, 01/29/21 (e)	250	250
1.38%, 02/18/21 (e)	1,400	1,390
1.13%, 07/14/21 (e)	1,300	1,283
2.50%, 02/13/24 (e)	500	516
2.88%, 09/13/24 (e)	300	315
5.50%, 07/15/36 (e)	700	970
Federal Home Loan Mortgage Corporation
1.40%, 08/22/19 (e)	500	499
	Shares/Par[1]	Value ($)
1.13%, 08/12/21 (e)	750	740
2.38%, 01/13/22 (e)	800	812
2.75%, 06/19/23 (b) (e)	500	519
6.75%, 09/15/29 (b) (e)	60	85
6.75%, 03/15/31 (e)	120	174
6.25%, 07/15/32 (e)	205	295
Federal National Mortgage Association, Inc.
1.70%, 01/27/20 (e)	1,500	1,496
1.25%, 08/17/21 (e)	500	494
2.25%, 04/12/22 (e)	500	506
2.38%, 01/19/23 (e)	500	510
2.63%, 09/06/24 (e)	500	520
7.25%, 05/15/30 (e)	540	797
6.63%, 11/15/30 (e)	631	901
		13,577
Commercial Mortgage-Backed Securities 0.8%
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	349	354
Series A1-K032, REMIC, 3.02%, 02/25/23	144	146
Series A2-K032, REMIC, 3.31%, 05/25/23 (f)	550	574
Series A2-K033, REMIC, 3.06%, 07/25/23 (f)	500	517
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,051
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,051
Series A2-K047, REMIC, 3.33%, 05/25/25	500	529
Series A2-K062, REMIC, 3.41%, 12/25/26	500	535
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,113
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.71%, 04/25/23 (f)	311	314
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (f)	1,367	1,411
Series 2017-A2-M2, REMIC, 2.88%, 02/25/27 (f)	1,000	1,022
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (f)	500	517
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (f)	500	541
		9,675
Municipal 0.8%
Alliance Dr. Olga Mohan High School
5.76%, 07/01/29	200	244
California, State of
3.50%, 04/01/28	80	86
7.55%, 04/01/39	300	475
7.30%, 10/01/39	150	225
Chicago Transit Authority
6.90%, 12/01/40	200	270
Connecticut, State of
5.85%, 03/15/32	125	161
Cook, County of
6.23%, 11/15/34	100	134
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	277
Dallas County Hospital District
5.62%, 08/15/44	300	394
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	320
Illinois, State of
5.10%, 06/01/33	300	316
7.35%, 07/01/35	400	472
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	327
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	351
Metropolitan Transportation Commission
6.26%, 04/01/49	200	300
Municipal Electric Authority of Georgia
7.06%, 04/01/57	199	252
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	253
New Jersey Turnpike Authority
7.10%, 01/01/41	250	376
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	334

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

168

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
New York City Transitional Finance Authority
5.77%, 08/01/36	260	324
San Diego County Water Authority
6.14%, 05/01/49	260	369
State Public School Building Authority
5.00%, 09/15/27	300	345
Tennessee Valley Authority
5.25%, 09/15/39	200	266
5.38%, 04/01/56	300	443
Texas, State of
5.52%, 04/01/39	200	266
The Ohio State University
4.91%, 06/01/40	200	248
3.80%, 12/01/46	500	545
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	261
4.46%, 10/01/62	300	359
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	460	525
		9,518
Total Government And Agency Obligations (cost $820,592)		839,524
CORPORATE BONDS AND NOTES 25.3%
Financials 7.8%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	304
3.88%, 01/23/28	300	301
AerCap Ireland Limited
3.95%, 02/01/22	750	771
AFLAC Incorporated
3.63%, 06/15/23	200	210
Aktiebolaget Svensk Exportkredit
1.75%, 08/28/20	300	299
2.38%, 03/09/22	300	304
American Express Company
2.65%, 12/02/22	500	505
3.00%, 10/30/24	400	409
American Express Credit Corporation
3.30%, 05/03/27	300	315
American Honda Finance Corporation
2.45%, 09/24/20	300	301
3.45%, 07/14/23	200	208
American International Group, Inc.
4.88%, 06/01/22	200	214
3.90%, 04/01/26	350	366
4.20%, 04/01/28	130	139
4.25%, 03/15/29	300	321
4.80%, 07/10/45	290	318
4.75%, 04/01/48	60	66
4.38%, 01/15/55	300	302
American Water Capital Corp.
3.75%, 09/01/47	100	101
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	179
Ares Capital Corporation
4.25%, 03/01/25	300	305
Assurant, Inc.
6.75%, 02/15/34	38	46
Australia and New Zealand Banking Group Limited
2.13%, 08/19/20	250	249
AXA
8.60%, 12/15/30	100	142
AXA Equitable Holdings, Inc.
4.35%, 04/20/28	85	89
5.00%, 04/20/48	100	103
Banco Santander, S.A.
3.13%, 02/23/23	400	406
3.80%, 02/23/28	400	407
Bank of America Corporation
2.63%, 04/19/21	380	382
5.00%, 05/13/21	400	419
2.37%, 07/21/21 (f)	140	140
2.74%, 01/23/22	100	100
2.82%, 07/21/23 (f)	800	808
	Shares/Par[1]	Value ($)
3.00%, 12/20/23	1,300	1,323
4.00%, 04/01/24 - 01/22/25	450	476
3.86%, 07/23/24	140	147
4.20%, 08/26/24	750	796
3.46%, 03/15/25	400	415
4.25%, 10/22/26	750	803
3.59%, 07/21/28	750	781
3.97%, 03/05/29	150	160
4.27%, 07/23/29	170	185
4.24%, 04/24/38	120	131
4.44%, 01/20/48 (f)	120	136
3.95%, 01/23/49	75	80
4.33%, 03/15/50	300	334
Bank of Montreal
3.10%, 07/13/20	250	252
1.90%, 08/27/21	300	298
2.90%, 03/26/22 (g)	400	406
3.80%, 12/15/32	300	304
Bank One Corporation
8.00%, 04/29/27	200	264
Barclays PLC
3.25%, 01/12/21	285	287
3.65%, 03/16/25	400	402
5.25%, 08/17/45	250	273
Berkshire Hathaway Finance Corporation
4.25%, 01/15/21	300	310
4.30%, 05/15/43	200	225
4.20%, 08/15/48	135	151
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	228
BlackRock, Inc.
3.38%, 06/01/22	200	207
BNP Paribas
5.00%, 01/15/21	400	416
4.25%, 10/15/24	250	263
BPCE
4.00%, 04/15/24	200	213
Branch Banking and Trust Company
3.63%, 09/16/25	500	526
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	262
Brookfield Financial, Inc.
3.90%, 01/25/28	150	153
Capital One Financial Corporation
3.50%, 06/15/23	550	571
4.20%, 10/29/25	500	525
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	508
4.35%, 11/03/45	150	176
Cincinnati Financial Corporation
6.13%, 11/01/34	100	128
Citigroup Inc.
2.13%, 10/20/20	500	499
2.90%, 12/08/21	250	252
4.50%, 01/14/22	750	789
2.75%, 04/25/22	500	505
4.05%, 07/30/22	400	417
5.50%, 09/13/25	300	339
3.20%, 10/21/26	780	795
3.89%, 01/10/28 (f)	160	169
3.67%, 07/24/28 (f)	450	470
4.13%, 07/25/28	250	264
4.08%, 04/23/29	115	123
5.88%, 01/30/42	489	644
4.28%, 04/24/48	60	67
4.65%, 07/23/48	140	163
CME Group Inc.
3.00%, 03/15/25	200	208
CNA Financial Corporation
5.75%, 08/15/21	200	214
CNOOC Limited
3.00%, 05/09/23	400	404
4.25%, 05/09/43	300	322
Cooperatieve Rabobank U.A.
4.50%, 01/11/21	500	516

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

169

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.38%, 08/04/25	500	533
5.25%, 08/04/45	250	302
Corporacion Andina de Fomento
4.38%, 06/15/22	750	787
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	507
3.63%, 09/09/24	250	263
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	292
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	223
3.95%, 02/27/23	500	502
Diamond Finance International Limited
4.42%, 06/15/21 (c)	530	546
6.02%, 06/15/26 (c)	425	469
8.10%, 07/15/36 (c)	145	178
8.35%, 07/15/46 (c)	120	151
Discover Bank
4.25%, 03/13/26	200	212
Fifth Third Bancorp
8.25%, 03/01/38	300	443
Fifth Third Bank
2.25%, 06/14/21	500	500
Ford Motor Credit Company LLC
3.81%, 10/12/21	300	304
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	500	498
3.37%, 11/15/25	500	505
4.42%, 11/15/35	350	346
General Electric Capital Corporation
4.38%, 09/16/20	550	561
3.45%, 05/15/24	350	358
6.88%, 01/10/39	300	377
General Motors Financial Company, Inc.
3.20%, 07/06/21	500	503
4.38%, 09/25/21	380	392
3.55%, 07/08/22	300	305
4.15%, 06/19/23	500	514
4.00%, 01/15/25	200	203
HSBC Holdings PLC
3.40%, 03/08/21	400	406
5.10%, 04/05/21	250	261
2.95%, 05/25/21	295	298
3.26%, 03/13/23 (f)	400	407
4.25%, 03/14/24	150	158
3.80%, 03/11/25 (g)	400	416
3.97%, 05/22/30	300	313
7.63%, 05/17/32	650	898
6.10%, 01/14/42	300	414
ING Groep N.V.
3.55%, 04/09/24	300	310
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	319
4.25%, 09/21/48	75	84
International Finance Corporation
2.00%, 10/24/22	500	503
Jefferies Group LLC
6.88%, 04/15/21	500	535
4.15%, 01/23/30	150	146
John Deere Capital Corporation
2.88%, 03/12/21	200	202
2.95%, 04/01/22	300	306
3.45%, 06/07/23 - 03/07/29	215	228
JPMorgan Chase & Co.
4.40%, 07/22/20	600	613
2.55%, 03/01/21	500	501
2.40%, 06/07/21	500	501
2.30%, 08/15/21	500	499
3.20%, 01/25/23	500	513
2.78%, 04/25/23	600	605
3.38%, 05/01/23	750	771
3.63%, 05/13/24	250	263
3.80%, 07/23/24	130	136
3.13%, 01/23/25	305	313
	Shares/Par[1]	Value ($)
3.54%, 05/01/28	300	312
3.51%, 01/23/29	200	208
4.01%, 04/23/29	150	162
4.20%, 07/23/29	640	699
5.60%, 07/15/41	500	646
3.96%, 11/15/48	200	211
3.90%, 01/23/49	105	110
Lazard Group LLC
4.38%, 03/11/29	300	317
Lincoln National Corporation
4.00%, 09/01/23	500	528
Lloyds Bank PLC
6.38%, 01/21/21	200	212
Lloyds Banking Group PLC
4.65%, 03/24/26	500	523
LYB International Finance B.V.
5.25%, 07/15/43	300	336
M&T Bank Corporation
2.63%, 01/25/21	250	251
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	77
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	318
MetLife, Inc.
3.60%, 04/10/24	250	265
5.70%, 06/15/35	100	128
6.40%, 12/15/36	100	114
5.88%, 02/06/41	300	394
Mitsubishi UFJ Financial Group Inc
3.54%, 07/26/21	300	307
2.19%, 09/13/21	500	497
3.76%, 07/26/23	300	314
4.29%, 07/26/38	300	334
Mizuho Financial Group Inc
3.55%, 03/05/23	300	310
4.02%, 03/05/28	500	545
Morgan Stanley
5.75%, 01/25/21	400	420
3.13%, 01/23/23	150	153
3.75%, 02/25/23	300	313
3.70%, 10/23/24	100	105
4.00%, 07/23/25	750	802
6.25%, 08/09/26	200	240
4.35%, 09/08/26	650	697
3.63%, 01/20/27	600	628
6.38%, 07/24/42	300	420
4.38%, 01/22/47	200	222
National Australia Bank Limited
2.50%, 07/12/26	500	493
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	410
NatWest Markets PLC
6.13%, 12/15/22	200	216
Northern Trust Corporation
3.95%, 10/30/25	250	270
ORIX Corporation
3.70%, 07/18/27	200	210
PartnerRe Finance B LLC
5.50%, 06/01/20	90	92
PNC Bank, National Association
2.60%, 07/21/20	650	654
4.20%, 11/01/25	300	326
Prudential Financial, Inc.
3.50%, 05/15/24	500	526
5.20%, 03/15/44 (f)	250	258
4.60%, 05/15/44	150	171
3.91%, 12/07/47	313	326
Royal Bank of Canada
3.20%, 04/30/21	500	509
S&P Global Inc.
4.40%, 02/15/26	90	99
6.55%, 11/15/37	250	341
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	531

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Shell International Finance B.V.
4.13%, 05/11/35	200	222
4.38%, 05/11/45	260	299
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	250	250
3.20%, 09/23/26	500	504
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	212
State Street Corporation
2.55%, 08/18/20 (b)	500	502
3.10%, 05/15/23	500	512
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	521
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	250	249
3.10%, 01/17/23	100	102
3.45%, 01/11/27	150	156
3.54%, 01/17/28	200	211
Swedbank AB
3.35%, 05/24/21	500	509
Synchrony Financial
4.25%, 08/15/24	250	260
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	203
The Allstate Corporation
3.15%, 06/15/23	400	411
The Bank of Nova Scotia
2.35%, 10/21/20	750	752
The Goldman Sachs Group, Inc.
2.75%, 09/15/20	75	75
5.25%, 07/27/21	500	528
3.63%, 01/22/23	400	415
3.75%, 05/22/25	1,000	1,044
4.25%, 10/21/25	500	530
3.85%, 01/26/27	110	115
3.81%, 04/23/29	150	156
6.75%, 10/01/37	350	458
4.41%, 04/23/39	90	97
6.25%, 02/01/41	250	335
4.75%, 10/21/45	230	264
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	95
The PNC Financial Services Group, Inc.
3.15%, 05/19/27	400	412
3.45%, 04/23/29	200	210
The Progressive Corporation
4.35%, 04/25/44	200	226
4.13%, 04/15/47	50	55
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (f) (g)	200	202
3.88%, 09/12/23	300	307
4.27%, 03/22/25 (g)	400	413
The Toronto-Dominion Bank
2.50%, 12/14/20	350	352
2.55%, 01/25/21	200	201
The Travelers Companies, Inc.
6.38%, 03/15/33	200	274
4.00%, 05/30/47	100	109
Toyota Motor Credit Corporation
4.25%, 01/11/21	400	412
U.S. Bancorp
4.13%, 05/24/21	400	413
2.95%, 07/15/22	400	408
3.15%, 04/27/27	500	519
U.S. Bank National Association
2.05%, 10/23/20	400	399
2.80%, 01/27/25	500	511
Wells Fargo & Company
2.55%, 12/07/20	500	501
4.60%, 04/01/21	500	519
3.50%, 03/08/22	500	515
3.07%, 01/24/23	220	223
3.00%, 02/19/25 - 04/22/26	640	648
	Shares/Par[1]	Value ($)
4.10%, 06/03/26	200	212
3.00%, 10/23/26	500	504
3.58%, 05/22/28 (f)	250	261
4.15%, 01/24/29	130	142
5.38%, 02/07/35	250	307
5.61%, 01/15/44	350	437
4.90%, 11/17/45	250	290
4.75%, 12/07/46	200	228
Wells Fargo Bank, National Association
2.60%, 01/15/21	250	251
Westpac Banking Corporation
2.00%, 08/19/21	350	348
2.75%, 01/11/23	200	202
2.85%, 05/13/26	90	91
2.70%, 08/19/26	250	250
3.40%, 01/25/28	200	211
ZLS Prestigia Ltd
4.75%, 08/01/28	200	218
		90,815
Health Care 3.1%
Abbott Laboratories
2.90%, 11/30/21	300	305
2.95%, 03/15/25	250	257
6.00%, 04/01/39	100	132
4.75%, 04/15/43	200	237
AbbVie Inc.
2.90%, 11/06/22	400	404
3.60%, 05/14/25	140	145
3.20%, 05/14/26	200	202
4.25%, 11/14/28	100	107
4.50%, 05/14/35	180	185
4.30%, 05/14/36	115	115
4.70%, 05/14/45	260	265
4.45%, 05/14/46	140	138
4.88%, 11/14/48	100	105
Actavis LLC
3.25%, 10/01/22	500	508
4.63%, 10/01/42	500	500
Aetna Inc.
3.50%, 11/15/24	200	206
6.63%, 06/15/36	150	184
4.13%, 11/15/42	200	188
Agilent Technologies, Inc.
5.00%, 07/15/20	200	205
Amgen Inc.
2.65%, 05/11/22	200	201
2.60%, 08/19/26	180	177
4.66%, 06/15/51	808	884
Anthem, Inc.
3.30%, 01/15/23	300	308
3.50%, 08/15/24	500	519
4.65%, 01/15/43	200	218
4.38%, 12/01/47	80	85
AstraZeneca PLC
2.38%, 11/16/20 (b)	145	145
3.38%, 11/16/25	115	120
6.45%, 09/15/37	250	338
4.38%, 11/16/45 - 08/17/48	130	146
Baxalta Incorporated
4.00%, 06/23/25	250	266
5.25%, 06/23/45	60	73
Becton, Dickinson and Company
3.25%, 11/12/20	350	353
3.73%, 12/15/24	193	203
Biogen Inc.
2.90%, 09/15/20	660	663
4.05%, 09/15/25	140	150
Boston Scientific Corporation
3.85%, 05/15/25	200	214
Bristol-Myers Squibb Company
2.00%, 08/01/22	300	298
2.90%, 07/26/24 (c)	270	276
3.40%, 07/26/29 (c)	240	251
4.13%, 06/15/39 (c)	100	108

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.25%, 08/01/42	300	281
4.25%, 10/26/49 (c)	190	209
Cardinal Health, Inc.
2.62%, 06/15/22	200	201
3.75%, 09/15/25	100	103
3.41%, 06/15/27	200	199
Celgene Corporation
3.95%, 10/15/20	300	306
3.25%, 02/20/23	60	62
3.88%, 08/15/25	220	235
3.90%, 02/20/28	200	215
4.63%, 05/15/44	250	284
4.35%, 11/15/47	70	77
4.55%, 02/20/48	90	103
Cigna Corporation
3.20%, 09/17/20 (c)	100	101
3.40%, 09/17/21 (c)	70	71
3.75%, 07/15/23 (c)	170	177
4.13%, 11/15/25 (c)	120	128
4.38%, 10/15/28 (c)	210	226
4.80%, 08/15/38 (c)	120	129
4.90%, 12/15/48 (c)	160	174
Cigna Holding Company
4.00%, 02/15/22	500	516
3.88%, 10/15/47	60	56
CVS Health Corporation
2.80%, 07/20/20	280	281
4.13%, 05/15/21	400	410
3.50%, 07/20/22	500	513
3.70%, 03/09/23	400	413
4.10%, 03/25/25	400	422
2.88%, 06/01/26	200	196
4.30%, 03/25/28	620	653
5.13%, 07/20/45	200	213
5.05%, 03/25/48	470	501
Eli Lilly and Company
5.55%, 03/15/37	100	126
Express Scripts Holding Company
3.50%, 06/15/24	300	309
Gilead Sciences, Inc.
2.55%, 09/01/20	240	241
4.40%, 12/01/21	200	209
1.95%, 03/01/22	200	198
3.65%, 03/01/26	750	794
2.95%, 03/01/27	550	558
4.15%, 03/01/47	150	157
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	509
3.38%, 05/15/23	135	140
3.88%, 05/15/28	120	131
HCA Inc.
5.00%, 03/15/24	350	381
4.13%, 06/15/29	100	103
5.13%, 06/15/39	50	52
5.50%, 06/15/47	300	322
5.25%, 06/15/49	100	104
Humana Inc.
4.95%, 10/01/44	200	221
Johnson & Johnson
1.65%, 03/01/21	350	348
2.45%, 03/01/26	350	352
3.63%, 03/03/37	100	107
5.95%, 08/15/37	250	347
4.50%, 12/05/43	100	120
3.50%, 01/15/48	50	52
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	508
McKesson Corporation
2.85%, 03/15/23	500	503
4.88%, 03/15/44	60	64
Medtronic, Inc.
3.50%, 03/15/25	210	222
4.38%, 03/15/35	468	538
4.63%, 03/15/45	350	422
	Shares/Par[1]	Value ($)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	167
4.20%, 07/01/55	250	283
Merck & Co., Inc.
2.35%, 02/10/22	250	252
2.40%, 09/15/22	400	404
3.90%, 03/07/39	50	55
3.60%, 09/15/42	200	207
3.70%, 02/10/45	250	263
4.00%, 03/07/49	80	89
Mylan Inc
4.20%, 11/29/23	400	403
Mylan N.V.
5.25%, 06/15/46	85	79
Northwell Health, Inc.
3.98%, 11/01/46	500	510
Novartis Capital Corporation
4.40%, 05/06/44	200	234
Pfizer Inc.
5.20%, 08/12/20	90	93
1.95%, 06/03/21	185	184
2.75%, 06/03/26	475	482
6.60%, 12/01/28 (h)	50	65
4.40%, 05/15/44	650	741
4.20%, 09/15/48	50	56
4.00%, 03/15/49	65	71
Providence St. Joseph Health
3.74%, 10/01/47	350	349
Quest Diagnostics Incorporated
4.70%, 04/01/21	200	207
3.50%, 03/30/25	300	309
Stryker Corporation
3.50%, 03/15/26	250	261
4.10%, 04/01/43	200	209
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	323
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	251
5.30%, 02/01/44	200	245
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	270
UnitedHealth Group Incorporated
4.70%, 02/15/21	400	413
2.88%, 03/15/22	500	507
3.75%, 07/15/25 - 10/15/47	200	210
3.88%, 12/15/28	200	217
5.80%, 03/15/36	150	192
4.75%, 07/15/45	110	130
4.20%, 01/15/47	150	164
4.25%, 06/15/48	80	89
4.45%, 12/15/48	60	69
Wyeth LLC
5.95%, 04/01/37	250	331
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	203
3.55%, 04/01/25	200	206
Zoetis Inc.
3.45%, 11/13/20	500	506
		36,276
Energy 2.5%
Anadarko Petroleum Corporation
6.45%, 09/15/36	250	307
4.50%, 07/15/44	200	204
Apache Corporation
3.63%, 02/01/21	146	148
4.75%, 04/15/43	200	195
Baker Hughes, a GE Company, LLC
3.20%, 08/15/21	75	76
2.77%, 12/15/22	500	505
3.34%, 12/15/27	400	403
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	202
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	205

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

172

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.81%, 02/10/24	500	530
3.28%, 09/19/27	90	93
Burlington Resources Finance Co
7.20%, 08/15/31	100	140
Canadian Natural Resources Limited
5.85%, 02/01/35	150	175
6.25%, 03/15/38	300	369
Cenovus Energy Inc.
5.40%, 06/15/47	500	539
Chevron Corporation
2.10%, 05/16/21	145	145
3.19%, 06/24/23	500	519
2.95%, 05/16/26	110	114
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	62
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	117
Concho Resources Inc.
4.30%, 08/15/28	250	270
4.88%, 10/01/47	45	51
Conoco Funding Company
7.25%, 10/15/31	75	106
ConocoPhillips
6.95%, 04/15/29	200	270
Continental Resources, Inc.
4.50%, 04/15/23	300	315
Devon Energy Corporation
4.00%, 07/15/21	750	770
5.85%, 12/15/25	57	68
Ecopetrol S.A.
4.13%, 01/16/25	250	259
Enable Midstream Partners, LP
3.90%, 05/15/24	200	203
4.95%, 05/15/28	300	314
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	277
Energy Transfer LP
4.75%, 01/15/26	350	375
4.95%, 06/15/28	250	273
7.50%, 07/01/38	200	256
6.50%, 02/01/42	150	177
6.00%, 06/15/48	50	57
Energy Transfer Operating, L.P.
6.25%, 04/15/49	90	106
Enterprise Products Operating LLC
3.70%, 02/15/26	350	370
6.88%, 03/01/33	25	33
6.45%, 09/01/40	100	130
4.45%, 02/15/43	150	158
4.95%, 10/15/54	300	333
EOG Resources, Inc.
2.63%, 03/15/23	200	202
3.15%, 04/01/25	200	205
Equinor ASA
3.15%, 01/23/22	200	205
3.70%, 03/01/24	200	212
3.95%, 05/15/43	300	324
Exxon Mobil Corporation
2.22%, 03/01/21	410	411
3.04%, 03/01/26	315	326
4.11%, 03/01/46	205	236
Halliburton Company
3.80%, 11/15/25	150	157
7.45%, 09/15/39	250	342
5.00%, 11/15/45	120	131
Hess Corporation
7.30%, 08/15/31	23	28
5.60%, 02/15/41	400	431
HollyFrontier Corporation
5.88%, 04/01/26	240	263
Husky Energy Inc.
4.40%, 04/15/29	200	211
Kerr-McGee Corporation
6.95%, 07/01/24	230	270
	Shares/Par[1]	Value ($)
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	308
5.00%, 03/01/43	300	317
5.40%, 09/01/44	250	279
Kinder Morgan, Inc.
5.30%, 12/01/34	350	400
Magellan Midstream Holdings GP, LLC
4.25%, 02/01/21	300	308
Marathon Petroleum Corporation
3.80%, 04/01/28	200	203
6.50%, 03/01/41	300	374
MPLX LP
4.88%, 06/01/25	250	272
4.50%, 04/15/38	105	106
5.20%, 03/01/47	60	65
5.50%, 02/15/49	80	90
4.90%, 04/15/58	110	111
National Oilwell Varco, Inc.
2.60%, 12/01/22	80	80
Newfield Exploration Company
5.75%, 01/30/22	200	214
Noble Energy, Inc.
3.90%, 11/15/24	35	36
Occidental Petroleum Corporation
3.40%, 04/15/26	500	510
4.63%, 06/15/45	100	107
4.10%, 02/15/47	150	149
Oneok Partners, L.P.
3.38%, 10/01/22	250	254
6.65%, 10/01/36	150	182
ONEOK, Inc.
7.50%, 09/01/23	200	234
4.00%, 07/13/27	200	208
4.55%, 07/15/28	50	54
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	139
Petroleos Mexicanos
6.88%, 08/04/26	300	303
6.50%, 03/13/27	330	326
5.35%, 02/12/28	195	177
5.50%, 01/21/21 - 06/27/44	1,200	1,109
5.63%, 01/23/46 (c)	350	282
6.75%, 09/21/47	270	240
Phillips 66
4.30%, 04/01/22	500	526
4.65%, 11/15/34	250	277
Phillips 66 Partners LP
4.90%, 10/01/46	150	161
Pioneer Natural Resources Company
3.95%, 07/15/22	200	208
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	181
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	333
5.00%, 03/15/27	100	110
4.20%, 03/15/28	300	315
Shell International Finance B.V.
1.88%, 05/10/21	275	273
3.25%, 05/11/25	230	241
6.38%, 12/15/38	200	282
4.00%, 05/10/46	155	170
Suncor Energy Inc.
4.00%, 11/15/47	340	352
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	305
5.40%, 10/01/47	90	95
Total Capital Canada Ltd.
2.75%, 07/15/23	300	306
TransCanada PipeLines Limited
3.80%, 10/01/20	400	407
4.88%, 01/15/26 - 05/15/48	410	455
6.20%, 10/15/37	100	125
5.00%, 10/16/43	150	166
Valero Energy Corporation
3.65%, 03/15/25	250	259

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

173

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Valero Energy Partners LP
4.38%, 12/15/26	200	214
Williams Partners L.P.
4.00%, 09/15/25	350	370
3.75%, 06/15/27	300	310
6.30%, 04/15/40	200	243
		28,294
Communication Services 2.1%
Alphabet Inc.
2.00%, 08/15/26	300	292
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	130
4.38%, 07/16/42	200	214
AT&T Inc.
2.80%, 02/17/21	535	538
3.40%, 06/15/22 (h)	500	513
3.00%, 06/30/22	150	153
3.40%, 05/15/25	200	205
2.95%, 07/15/26	500	496
4.25%, 03/01/27	170	182
4.50%, 05/15/35 - 03/09/48	1,606	1,668
6.35%, 03/15/40	300	370
4.35%, 03/01/29 - 06/15/45	655	664
4.85%, 07/15/45	90	96
4.75%, 05/15/46	200	211
5.65%, 02/15/47	160	188
5.70%, 03/01/57	170	201
British Telecommunications Public Limited Company
9.13%, 12/15/30 (h)	250	376
CBS Corporation
4.00%, 01/15/26	500	523
4.85%, 07/01/42	150	160
Charter Communications Operating, LLC
3.58%, 07/23/20	500	504
4.91%, 07/23/25	640	694
6.48%, 10/23/45	210	250
5.75%, 04/01/48	100	111
Comcast Corporation
2.75%, 03/01/23	50	51
3.70%, 04/15/24	285	302
3.38%, 08/15/25	290	303
4.15%, 10/15/28	350	386
4.20%, 08/15/34	500	556
6.50%, 11/15/35	100	135
6.95%, 08/15/37	250	356
3.90%, 03/01/38	70	74
4.75%, 03/01/44	300	348
4.00%, 08/15/47 - 03/01/48	110	116
4.70%, 10/15/48	365	427
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	429
Discovery Communications, LLC
3.95%, 03/20/28	105	108
5.00%, 09/20/37	150	157
6.35%, 06/01/40	100	118
5.20%, 09/20/47	75	79
Fox Corporation
5.48%, 01/25/39 (c)	65	76
5.58%, 01/25/49 (c)	80	97
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	115
NBCUniversal Media, LLC
4.38%, 04/01/21	500	518
6.40%, 04/30/40	250	336
Orange
5.38%, 01/13/42	100	121
Orange SA
5.50%, 02/06/44	300	371
Rogers Communications Inc.
3.63%, 12/15/25	300	316
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	368
6.75%, 06/15/39	300	351
	Shares/Par[1]	Value ($)
Telefonica Europe B.V.
8.25%, 09/15/30	500	703
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	269
TWDC Enterprise 18 Corp.
4.50%, 02/15/21 (c)	400	415
2.75%, 08/16/21	300	305
3.00%, 09/15/22 (c)	350	358
7.00%, 03/01/32	50	72
6.20%, 12/15/34 (c)	50	69
6.15%, 02/15/41 (c)	550	763
Verizon Communications Inc.
3.13%, 03/16/22	135	138
5.15%, 09/15/23	250	279
3.38%, 02/15/25	223	233
4.13%, 03/16/27	300	326
4.33%, 09/21/28	400	442
4.02%, 12/03/29 (c)	982	1,064
4.50%, 08/10/33	180	203
5.25%, 03/16/37	195	234
4.86%, 08/21/46	850	988
5.01%, 04/15/49 - 08/21/54	560	666
Viacom Inc.
3.88%, 04/01/24	156	162
7.88%, 07/30/30	125	170
4.38%, 03/15/43	300	293
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	237
7.88%, 02/15/30	200	269
5.00%, 05/30/38	60	65
5.25%, 05/30/48	175	193
5.13%, 06/19/59	110	117
		24,386
Information Technology 2.0%
Analog Devices, Inc.
2.95%, 01/12/21	300	303
Apple Inc.
2.85%, 05/06/21	300	304
2.50%, 02/09/22	200	202
2.30%, 05/11/22	160	161
2.40%, 05/03/23	650	656
3.45%, 05/06/24	400	423
2.45%, 08/04/26	320	319
3.35%, 02/09/27	400	420
3.20%, 05/11/27	150	156
3.00%, 11/13/27	120	124
4.65%, 02/23/46	300	355
4.25%, 02/09/47	60	67
3.75%, 09/12/47 - 11/13/47	160	168
Applied Materials, Inc.
3.90%, 10/01/25	350	375
Autodesk, Inc.
4.38%, 06/15/25	500	531
Broadcom Corporation
2.65%, 01/15/23	300	295
3.13%, 01/15/25	300	293
3.88%, 01/15/27	330	323
3.50%, 01/15/28	300	284
Broadcom Inc.
4.75%, 04/15/29 (c)	200	205
CA, Inc.
3.60%, 08/15/22	500	506
Cisco Systems, Inc.
2.90%, 03/04/21	500	506
1.85%, 09/20/21	400	397
3.00%, 06/15/22	100	103
3.50%, 06/15/25	100	107
2.50%, 09/20/26	400	402
Corning Incorporated
5.75%, 08/15/40	95	114
4.38%, 11/15/57	40	39
DXC Technology Company
4.75%, 04/15/27	30	32

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

174

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	110
5.00%, 10/15/25	20	23
Fiserv, Inc.
2.75%, 07/01/24	190	192
3.50%, 07/01/29	190	195
4.40%, 07/01/49	100	105
Hewlett Packard Enterprise Company
3.60%, 10/15/20	270	273
4.90%, 10/15/25	180	197
6.35%, 10/15/45	90	100
HP Inc.
4.30%, 06/01/21	200	207
4.05%, 09/15/22	300	313
Intel Corporation
2.70%, 12/15/22	200	204
2.88%, 05/11/24	100	103
3.70%, 07/29/25	500	535
3.15%, 05/11/27 (b)	150	156
4.25%, 12/15/42	200	222
4.10%, 05/11/47	150	164
3.73%, 12/08/47	120	125
International Business Machines Corporation
2.25%, 02/19/21	245	245
3.00%, 05/15/24	300	308
7.00%, 10/30/25	200	250
3.45%, 02/19/26	135	141
3.50%, 05/15/29	210	219
5.88%, 11/29/32	100	129
4.15%, 05/15/39	100	107
4.00%, 06/20/42	200	207
4.25%, 05/15/49	150	161
Jabil Inc.
4.70%, 09/15/22	300	314
Juniper Networks, Inc.
4.35%, 06/15/25	200	212
Keysight Technologies, Inc.
4.55%, 10/30/24	300	320
Microsoft Corporation
2.40%, 02/06/22	240	243
2.38%, 02/12/22	400	404
3.13%, 11/03/25	680	716
3.30%, 02/06/27	450	477
4.20%, 11/03/35	210	241
5.30%, 02/08/41	200	261
4.45%, 11/03/45	177	213
4.75%, 11/03/55	60	76
3.95%, 08/08/56	635	701
4.50%, 02/06/57	240	291
NXP B.V.
5.55%, 12/01/28 (c)	100	113
Oracle Corporation
3.88%, 07/15/20	300	305
2.50%, 05/15/22	500	505
2.63%, 02/15/23	200	203
3.63%, 07/15/23	400	421
2.65%, 07/15/26	500	502
3.25%, 11/15/27	210	220
3.90%, 05/15/35	350	379
3.80%, 11/15/37	200	212
4.50%, 07/08/44	200	228
4.13%, 05/15/45	200	217
4.38%, 05/15/55	160	180
Qualcomm Incorporated
3.45%, 05/20/25	150	156
4.65%, 05/20/35	60	67
4.80%, 05/20/45	90	101
Seagate HDD Cayman
5.75%, 12/01/34	250	246
Texas Instruments Incorporated
4.15%, 05/15/48	75	85
Total System Services, Inc.
3.80%, 04/01/21	500	509
Visa Inc.
2.20%, 12/14/20	315	315
	Shares/Par[1]	Value ($)
3.15%, 12/14/25	305	320
4.15%, 12/14/35	115	132
4.30%, 12/14/45	205	242
3.65%, 09/15/47	45	49
		23,337
Industrials 1.7%
3M Company
2.00%, 06/26/22	250	250
Air Lease Corporation
2.50%, 03/01/21	300	300
3.25%, 03/01/25	300	302
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	296
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	500	512
6.15%, 05/01/37	100	134
5.75%, 05/01/40	400	526
Canadian National Railway Company
3.65%, 02/03/48	300	316
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	122
Caterpillar Inc.
3.90%, 05/27/21	300	309
3.40%, 05/15/24	500	524
4.30%, 05/15/44	300	339
CSX Corporation
3.70%, 11/01/23	200	210
3.80%, 03/01/28	300	322
5.50%, 04/15/41	205	249
4.30%, 03/01/48	50	54
3.95%, 05/01/50	300	306
Deere & Company
2.60%, 06/08/22	400	404
3.90%, 06/09/42	200	220
Dover Corporation
5.38%, 03/01/41	150	178
Eaton Corporation
4.15%, 11/02/42	100	106
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	721
FedEx Corporation
3.20%, 02/01/25	350	361
3.25%, 04/01/26	300	310
3.88%, 08/01/42	200	190
4.55%, 04/01/46	300	309
General Electric Company
2.70%, 10/09/22	250	249
4.50%, 03/11/44	400	388
Harris Corporation
3.83%, 04/27/25	250	262
5.05%, 04/27/45	250	293
Honeywell International Inc.
3.81%, 11/21/47	300	322
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	208
3.80%, 03/21/29	200	210
4.50%, 03/21/49	200	215
Kennametal Inc.
4.63%, 06/15/28	100	105
L3 Technologies, Inc.
4.95%, 02/15/21	500	517
LATAM Airlines Group S.A.
4.20%, 11/15/27	284	284
Lockheed Martin Corporation
2.50%, 11/23/20	225	226
3.55%, 01/15/26	200	212
4.50%, 05/15/36	105	120
4.07%, 12/15/42	243	269
4.09%, 09/15/52	107	119
Massachusetts Institute of Technology
4.68%, 07/01/14	250	315
Norfolk Southern Corporation
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	211

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

175

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.84%, 10/01/41	224	259
Northrop Grumman Corporation
3.25%, 01/15/28	150	154
4.75%, 06/01/43	155	180
3.85%, 04/15/45	250	257
Parker-Hannifin Corporation
4.00%, 06/14/49	40	42
Precision Castparts Corp.
2.50%, 01/15/23	300	302
Raytheon Company
3.13%, 10/15/20	500	505
Republic Services, Inc.
3.55%, 06/01/22	490	505
Rockwell Collins, Inc.
2.80%, 03/15/22	200	202
4.80%, 12/15/43	25	29
Snap-on Incorporated
3.25%, 03/01/27	500	517
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	153
The Boeing Company
5.88%, 02/15/40	25	33
3.90%, 05/01/49	40	42
Union Pacific Corporation
3.95%, 09/10/28	100	109
4.82%, 02/01/44	332	382
4.30%, 03/01/49	50	55
4.80%, 09/10/58	105	122
United Parcel Service, Inc.
6.20%, 01/15/38	350	475
3.75%, 11/15/47	70	71
United Technologies Corporation
2.30%, 05/04/22	200	200
3.65%, 08/16/23	210	220
3.13%, 05/04/27	400	411
6.70%, 08/01/28	50	64
4.13%, 11/16/28	595	653
4.50%, 06/01/42	300	339
4.05%, 05/04/47	200	214
4.63%, 11/16/48	90	105
W. W. Grainger, Inc.
4.60%, 06/15/45	200	221
Waste Management, Inc.
2.90%, 09/15/22	200	204
4.15%, 07/15/49	50	55
Xylem Inc.
4.88%, 10/01/21	10	11
ZLS Prestigia Ltd
3.63%, 05/01/24	223	229
		19,795
Utilities 1.7%
AEP Texas Inc.
2.40%, 10/01/22	300	301
Alabama Power Company
6.00%, 03/01/39	250	331
4.30%, 01/02/46	250	279
3.70%, 12/01/47	200	203
Ameren Illinois Company
3.25%, 03/01/25	250	259
3.70%, 12/01/47	300	310
Arizona Public Service Company
4.50%, 04/01/42	100	111
Atmos Energy Corporation
4.13%, 10/15/44	300	327
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	158
Berkshire Hathaway Energy Company
2.38%, 01/15/21	100	100
2.80%, 01/15/23	200	204
3.25%, 04/15/28	200	206
3.80%, 07/15/48	100	102
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
	Shares/Par[1]	Value ($)
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	377
5.70%, 06/15/40	100	128
3.88%, 06/15/47	300	310
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	206
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	250
Dominion Energy, Inc.
2.85%, 08/15/26	350	347
7.00%, 06/15/38	200	270
DTE Electric Company
3.38%, 03/01/25	200	209
Duke Energy Corporation
1.80%, 09/01/21	350	346
5.30%, 02/15/40	300	376
3.70%, 12/01/47	200	205
Duke Energy Florida, LLC
3.40%, 10/01/46	60	58
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	325
Duke Energy Progress, LLC
4.20%, 08/15/45	250	274
Entergy Arkansas, LLC.
3.75%, 02/15/21	400	408
Eversource Energy
2.50%, 03/15/21	200	200
3.80%, 12/01/23	100	105
2.90%, 10/01/24	300	304
3.30%, 01/15/28	200	204
Exelon Corporation
3.95%, 06/15/25	150	160
4.95%, 06/15/35	250	279
Exelon Generation Company, LLC
4.25%, 06/15/22	375	393
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	284
Florida Power & Light Company
3.70%, 12/01/47	40	42
4.13%, 06/01/48	300	336
Great Plains Energy Incorporated
4.85%, 06/01/21	250	259
Iberdrola International B.V.
6.75%, 07/15/36	150	199
Kentucky Utilities Company
5.13%, 11/01/40	300	367
LG&E and KU Energy LLC
3.75%, 11/15/20	300	305
MidAmerican Energy Company
3.50%, 10/15/24	200	210
6.75%, 12/30/31	50	68
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	302
NiSource Finance Corp.
3.49%, 05/15/27	200	207
5.95%, 06/15/41	250	307
4.38%, 05/15/47	200	214
Northern States Power Company
2.15%, 08/15/22	200	200
4.13%, 05/15/44	500	549
NorthWestern Corporation
4.18%, 11/15/44	150	159
NSTAR Electric Company
3.20%, 05/15/27	200	205
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	185
5.25%, 09/30/40	200	251
3.80%, 09/30/47	200	212
PacifiCorp
2.95%, 06/01/23	300	307
6.25%, 10/15/37	200	270
PECO Energy Company
4.15%, 10/01/44	250	274
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	214

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Progress Energy, Inc.
7.75%, 03/01/31	300	420
PSEG Power LLC
8.63%, 04/15/31	75	103
Public Service Electric and Gas Company
3.00%, 05/15/27	200	204
5.50%, 03/01/40	200	255
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	259
San Diego Gas & Electric Company
2.50%, 05/15/26	250	243
Sempra Energy
4.00%, 02/01/48	50	49
Southern California Edison Company
6.00%, 01/15/34	75	90
5.63%, 02/01/36	195	225
5.95%, 02/01/38	100	120
4.05%, 03/15/42	200	197
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	304
The Southern Company
4.25%, 07/01/36	250	259
4.40%, 07/01/46	400	422
Union Electric Company
3.65%, 04/15/45	350	359
Virginia Electric and Power Company
6.00%, 05/15/37	200	258
4.45%, 02/15/44	100	112
4.00%, 11/15/46	300	316
Washington Gas Light Company
3.80%, 09/15/46	200	199
WEC Energy Group Inc.
3.55%, 06/15/25	60	63
		19,052
Consumer Staples 1.6%
Altria Group, Inc.
2.85%, 08/09/22	500	504
4.80%, 02/14/29	180	194
5.80%, 02/14/39	110	123
4.50%, 05/02/43	200	191
6.20%, 02/14/59	145	166
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,024
4.70%, 02/01/36	482	530
4.90%, 02/01/46	300	334
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	300	302
4.75%, 01/23/29	280	317
4.44%, 10/06/48 (c)	662	692
5.80%, 01/23/59	295	369
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	300
4.02%, 04/16/43	250	266
BAT Capital Corp.
2.76%, 08/15/22	310	311
4.39%, 08/15/37	150	143
4.54%, 08/15/47	150	140
Campbell Soup Company
4.25%, 04/15/21	300	308
4.15%, 03/15/28	300	313
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	201
3.95%, 08/01/47	200	201
Coca-Cola FEMSA, S.A.B. de C.V.
3.88%, 11/26/23	200	210
Conagra Brands, Inc.
5.30%, 11/01/38	55	60
5.40%, 11/01/48	55	60
Constellation Brands, Inc.
2.25%, 11/06/20	200	200
Costco Wholesale Corporation
3.00%, 05/18/27	80	83
General Mills, Inc.
3.65%, 02/15/24	303	316
	Shares/Par[1]	Value ($)
4.20%, 04/17/28	105	113
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	117
H. J. Heinz Finance Company
6.75%, 03/15/32	500	607
Kellogg Company
4.00%, 12/15/20	127	130
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	215
4.60%, 05/25/28	300	329
Kraft Foods Group, Inc.
5.00%, 06/04/42	200	207
Kraft Heinz Foods Company
2.80%, 07/02/20	210	210
5.20%, 07/15/45	80	84
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	233
Molson Coors Brewing Company
3.00%, 07/15/26	500	494
PepsiCo, Inc.
3.10%, 07/17/22	500	515
3.00%, 10/15/27	500	519
4.45%, 04/14/46	180	215
3.45%, 10/06/46	90	92
Philip Morris International Inc.
2.90%, 11/15/21	300	304
2.50%, 11/02/22	200	201
4.38%, 11/15/41	300	317
Reynolds American Inc.
4.85%, 09/15/23	150	161
5.70%, 08/15/35	100	110
5.85%, 08/15/45	210	226
Sysco Corporation
2.60%, 06/12/22	500	505
The Clorox Company
3.80%, 11/15/21	250	259
The Coca-Cola Company
3.15%, 11/15/20	300	304
The J. M. Smucker Company
3.50%, 03/15/25	300	310
3.38%, 12/15/27 (b)	250	255
The Kroger Co.
7.50%, 04/01/31	150	199
The Procter & Gamble Company
2.30%, 02/06/22	500	504
Tyson Foods, Inc.
5.15%, 08/15/44	200	225
Unilever Capital Corporation
2.75%, 03/22/21	200	202
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	208
4.50%, 11/18/34	200	205
Walmart Inc.
3.40%, 06/26/23	500	525
2.85%, 07/08/24	125	129
2.65%, 12/15/24	300	306
3.70%, 06/26/28	185	202
3.25%, 07/08/29	485	511
3.63%, 12/15/47	300	320
		18,426
Consumer Discretionary 1.3%
Alibaba Group Holding Limited
3.13%, 11/28/21	210	213
4.50%, 11/28/34	300	329
Amazon.com, Inc.
2.50%, 11/29/22	200	203
3.15%, 08/22/27	740	778
3.88%, 08/22/37	170	187
4.25%, 08/22/57	320	368
AutoZone, Inc.
3.25%, 04/15/25	350	358
3.75%, 06/01/27	200	209
BorgWarner Inc.
4.38%, 03/15/45	200	196

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

177

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
California Institute of Technology
4.32%, 08/01/45	40	47
Carnival Corporation
3.95%, 10/15/20	200	204
Discovery Communications, LLC
3.50%, 06/15/22	250	256
Dollar General Corporation
3.25%, 04/15/23	250	257
Dollar Tree, Inc.
4.20%, 05/15/28	90	93
Ford Motor Company
4.35%, 12/08/26 (b)	200	202
7.45%, 07/16/31	300	355
5.29%, 12/08/46	200	186
General Motors Company
5.00%, 04/01/35	200	196
5.15%, 04/01/38	70	69
5.40%, 04/01/48	190	185
GLP Financing, LLC
4.38%, 04/15/21	300	304
5.38%, 04/15/26	150	162
5.75%, 06/01/28	300	331
Grupo Televisa S.A.B.
5.00%, 05/13/45	300	302
Hasbro, Inc.
6.35%, 03/15/40	300	357
Kohl's Corporation
4.25%, 07/17/25	500	518
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	209
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	78
4.38%, 09/15/45	150	156
4.55%, 04/05/49	375	404
Marriott International, Inc.
3.13%, 10/15/21 - 06/15/26	800	803
McDonald's Corporation
2.75%, 12/09/20	230	232
3.70%, 01/30/26	175	186
6.30%, 03/01/38	200	263
4.88%, 12/09/45	165	190
NIKE, Inc.
2.25%, 05/01/23 (c)	200	201
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	25
Sands China Ltd.
4.60%, 08/08/23 (i)	400	421
5.13%, 08/08/25 (i)	400	432
Starbucks Corporation
2.70%, 06/15/22	225	228
4.00%, 11/15/28	200	217
4.50%, 11/15/48	200	220
4.45%, 08/15/49	50	55
Target Corporation
3.63%, 04/15/46	300	308
3.90%, 11/15/47	300	322
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	22
The Home Depot, Inc.
2.00%, 04/01/21	310	310
3.00%, 04/01/26	500	516
5.88%, 12/16/36	600	797
3.50%, 09/15/56	200	197
The TJX Companies, Inc.
2.75%, 06/15/21	200	202
Toyota Motor Corporation
3.42%, 07/20/23	200	209
3.67%, 07/20/28	200	216
University of Notre Dame du Lac
3.44%, 02/15/45	250	257
University of Southern California
3.03%, 10/01/39	450	440
5.25%, 10/01/11	20	27
		15,008
	Shares/Par[1]	Value ($)
Real Estate 0.8%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	206
4.50%, 07/30/29	250	276
4.85%, 04/15/49	300	339
American Tower Corporation
3.50%, 01/31/23	500	516
3.80%, 08/15/29	90	93
AvalonBay Communities, Inc.
3.63%, 10/01/20	200	203
Boston Properties Limited Partnership
3.80%, 02/01/24	250	262
3.20%, 01/15/25	200	204
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	413
Crown Castle International Corp.
3.20%, 09/01/24	330	336
3.70%, 06/15/26	140	145
3.65%, 09/01/27	80	82
Duke Realty Limited Partnership
3.88%, 10/15/22	200	208
EPR Properties
4.50%, 04/01/25	200	209
Essex Portfolio, L.P.
3.88%, 05/01/24	200	210
Federal Realty Investment Trust
4.50%, 12/01/44	100	111
FMS Wertmanagement AoR
2.75%, 03/06/23	500	515
HCP, Inc.
6.75%, 02/01/41	200	266
KiMcO Realty Corporation
3.20%, 05/01/21	350	354
Liberty Property Limited Partnership
3.75%, 04/01/25	200	207
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	213
Office Properties Income Trust
4.00%, 07/15/22	200	202
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	265
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	200	206
ProLogis, L.P.
3.75%, 11/01/25	500	533
Realty Income Corporation
4.13%, 10/15/26	250	270
Simon Property Group, L.P.
3.38%, 03/15/22	400	410
3.30%, 01/15/26	500	517
6.75%, 02/01/40	100	141
4.25%, 11/30/46	200	222
Store Capital Corporation
4.50%, 03/15/28	200	211
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	258
Weingarten Realty Investors
3.38%, 10/15/22	100	102
Welltower Inc.
4.95%, 09/01/48	300	336
Weyerhaeuser Company
7.38%, 03/15/32	200	280
		9,321
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	161
ArcelorMittal
6.25%, 02/25/22 (h)	200	216
DuPont de Nemours, Inc
4.73%, 11/15/28	200	226
5.32%, 11/15/38	90	106
5.42%, 11/15/48	115	140
Eastman Chemical Company
3.80%, 03/15/25	189	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

178

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.65%, 10/15/44	200	207
Ecolab Inc.
5.50%, 12/08/41	150	191
International Paper Company
3.80%, 01/15/26	350	366
3.00%, 02/15/27 (b)	250	248
4.40%, 08/15/47	150	147
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	300
MOS Holdings Inc.
4.88%, 11/15/41	20	20
Newmont Goldcorp Corporation
3.63%, 06/09/21 (c)	300	306
5.88%, 04/01/35	50	60
Nucor Corporation
6.40%, 12/01/37	200	264
Nutrien Ltd.
3.63%, 03/15/24	500	517
3.38%, 03/15/25	350	358
Packaging Corporation of America
4.50%, 11/01/23	200	214
Praxair, Inc.
2.20%, 08/15/22	300	301
2.65%, 02/05/25	400	405
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	314
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	269
Southern Peru Copper Corporation (Sucursal Del Peru)
7.50%, 07/27/35	150	197
5.88%, 04/23/45	300	355
The Dow Chemical Company
5.25%, 11/15/41	200	223
4.63%, 10/01/44	250	261
The Sherwin-Williams Company
3.45%, 06/01/27	1,000	1,026
4.50%, 06/01/47	70	75
Vale Overseas Ltd
6.88%, 11/21/36	400	480
		8,150
Total Corporate Bonds And Notes (cost $279,096)		292,860
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.8%
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,512
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,020
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	998
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,316
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	500	499
Citibank Credit Card Issuance Trust
Series 2014-A1-A1, 2.88%, 01/21/21	300	304
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	528
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	737
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	698
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	482	507
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	531
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	419
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	513
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,036
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	214	233
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	642
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,009
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	997	1,024
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	535
	Shares/Par[1]	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	213	216
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	529
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	520
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,021
Ubs-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	350	358
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	509
United Airlines Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	160	167
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	194	206
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	172	180
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	510
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,110
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	319
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	528
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	711
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,511)		20,945
SHORT TERM INVESTMENTS 6.7%
Investment Companies 5.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (j) (k)	65,148	65,148
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (j) (k)	12,003	12,003
Total Short Term Investments (cost $77,151)		77,151
Total Investments 106.2% (cost $1,197,350)		1,230,480
Total Forward Sales Commitments (0.2)% (proceeds $1,738)		(1,739)
Other Assets and Liabilities, Net (6.0)%		(69,874)
Total Net Assets 100.0%		1,158,867

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $93,691.

(b)   All or a portion of the security was on loan.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $9,266 and 0.8%, respectively.

(d)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)   The security is a direct debt of the agency and not collateralized by mortgages.

(f)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)   Convertible security.

(h)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(i)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j)   Investment in affiliate.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

179

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(k)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

FORWARD SALES COMMITMENTS (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
Mortgage-Backed Securities (0.2%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/33 (a)	(100)	(102)
TBA, 5.50%, 07/15/45 (a)	(100)	(107)
TBA, 2.50%, 07/15/48 (a)	(75)	(74)
Government National Mortgage Association
TBA, 5.00%, 07/15/48 (a)	(400)	(419)
TBA, 5.50%, 07/15/48 (a)	(975)	(1,037)
Total Government And Agency Obligations (proceeds $1,738)		(1,739)
Total Forward Sales Commitments (0.2%) (proceeds $1,738)		(1,739)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,738.

JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 92.8%
China 26.6%
360 Security Technology Inc. - Class A	8	26
3SBio Inc. (a)	237	410
51job Inc. - ADR (b)	5	362
AAC Technologies Holdings Inc. (c)	161	915
Aecc Aviation Power Co., Ltd. - Class A	3	11
Agile Group Holdings Limited	314	421
Agricultural Bank of China Limited - Class A	502	264
Aier Eye Hospital Group Co., Ltd	27	123
Air China Ltd. - Class A	7	10
Air China Ltd. - Class H	434	439
Aisino Corporation - Class A	3	9
Alibaba Group Holding Limited - ADS (b)	299	50,690
Alibaba Health Information Technology Limited (b) (c)	746	716
Alibaba Pictures Group Limited (b)	2,860	617
Aluminum Corp. of China Ltd. - Class H (b)	732	260
Aluminum Corporation of China Limited - Class A (b)	30	17
Angang Steel Co. Ltd.	351	160
Angang Steel Company Limited - Class A	22	12
Anhui Conch Cement Co. Ltd. - Class H	256	1,606
Anhui Conch Cement Company Limited - Class A	23	141
Anxin Trust Co., Ltd. - Class A (b)	45	33
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	7	70
Autohome Inc. - Class A - ADR (b) (c)	12	1,052
AVIC Aircraft Co., Ltd. - Class A	4	10
AVIC Capital - Class A	14	11
Avic Shenyang Aircraft Co., Ltd. - Class A (b)	2	9
BAIC Motor Corporation., Ltd - Class H (a)	259	163
Baidu, Inc. - Class A - ADR (b)	58	6,846
Bank of Beijing Co., Ltd. - Class A	152	131
Bank of Chengdu Co., Ltd.	89	115
Bank of China Limited - Class A	250	136
Bank of China Limited - Class H	16,816	7,105
Bank of Communications Co., Ltd. - Class A	268	239
Bank of Communications Co., Ltd. - Class H	1,901	1,443
Bank of Guiyang Co., Ltd. - Class A	77	97
Bank of Jiangsu Co.,Ltd. - Class A	15	16
Bank of Nanjing Co., Ltd. - Class A	9	11
Bank of Ningbo Co., Ltd. - Class A	39	138
Bank of Shanghai Co., Ltd. - Class A	80	139
Baoshan Iron & Steel Co., Ltd.	140	133
BBMG Corporation - Class A	21	12
BBMG Corporation - Class H	578	186
Beijing Capital International Airport Co. Ltd. - Class H	350	307
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	10
Beijing Enterprises Holdings Ltd.	100	507
Beijing Huaer Company Limited - Class A	72	96
Beijing Shiji IT Co., Ltd. - Class A	1	7
Beijing Tongrentang Co., Ltd. - Class A	2	7
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (b)	19	1,210
	Shares/Par[1]	Value ($)
Bicycle Club Joint Venture, L.P.	7	29
BOE Technology Group Co., Ltd. - Class A	262	131
Brilliance China Automotive Holdings Ltd. (c)	646	716
BYD Co. Ltd. - Class H	139	839
BYD Company Limited - Class A	8	55
BYD Electronic (International) Company Limited	166	237
Caitong Securities Co., Ltd.	74	119
Changjiang Securities Co., Ltd. - Class A	10	11
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	21
China Agri-Industries Holdings Limited	536	172
China Aoyuan Group Co., Ltd.	208	293
China Avionics Systems Co., Ltd. - Class A	4	8
China CITIC Bank Corporation Limited - Class A	8	7
China CITIC Bank Corporation Limited - Class H	1,903	1,084
China Coal Energy Company Limited - Class H	272	113
China Communications Construction Company Limited - Class A	73	120
China Communications Construction Company Limited - Class H	852	763
China Conch Venture Holdings Limited	343	1,214
China Construction Bank Corporation - Class A	28	30
China Construction Bank Corporation - Class H	20,353	17,529
China Eastern Airlines Corp. Ltd. - Class H	364	215
China Eastern Airlines Corporation Limited - Class A	17	15
China Everbright Bank Company Limited - Class A	228	127
China Film Co., Ltd. - Class A	50	114
China First Capital Group Limited (b)	676	202
China Fortune Land Development Co., Ltd. - Class A	29	140
China Gezhouba Group Co., Ltd. - Class A	7	7
China Grand Automotive Services Group Co. Ltd. - Class A (b)	9	6
China Hongqiao Group Limited	437	309
China Huarong Asset Management Co., Ltd. - Class H (a)	2,159	376
China Huishan Dairy Holdings Company Limited (b) (d) (e)	946	51
China International Capital Corporation (Hong Kong) Limited - Class H (a) (c)	211	426
China International Marine Containers (Group) Co., Ltd. - Class A	6	9
China International Travel Service Company, Limited	13	162
China Life Insurance Co. Ltd. - Class H	1,597	3,929
China Life Insurance Company Limited - Class A	2	8
China Literature Limited (a) (b)	46	218
China Longyuan Power Group Corporation Limited - Class H	646	415
China Merchants Bank Co., Ltd. - Class A	123	642
China Merchants Holdings International Co. Ltd.	256	436
China Merchants Securities Co.,Ltd. - Class A	58	143
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A (b)	44	135
China Minsheng Banking Corp. , Ltd. - Class A	155	144
China Minsheng Banking Corp. , Ltd. - Class H	1,393	965
China Mobile Ltd.	1,299	11,812
China Molybdenum Co.,Ltd - Class A	131	76
China Molybdenum Co.,Ltd - Class H	686	217
China National Building Material Co., Ltd. - Class H	878	772
China National Chemical Engineering Co.,Ltd - Class A	9	8
China National Nuclear Power Co Ltd - Class A	149	121
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	5	9
China Oriental Group Co. Ltd.	220	129
China Pacific Insurance (Group) Co., Ltd. - Class A	48	257
China Pacific Insurance (Group) Co., Ltd. - Class H	565	2,212
China Petroleum & Chemical Corporation - Class A	166	133
China Petroleum & Chemical Corporation - Class H	5,370	3,651
China Railway Construction Co., Ltd. - Class A	69	100
China Railway Construction Co., Ltd. - Class H	418	513
China Railway Group Limited - Class H	851	648
China Railway Signal & Communication Corporation Limited - Class H (a)	383	279
China Reinsurance (Group) Corporation - Class H	899	160
China Resources Cement Holdings Limited	460	446
China Resources Pharmaceutical Group Limited (a)	359	406
China Shenhua Energy Company Limited - Class A	11	33

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

180

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
China Shenhua Energy Company Limited - Class H	748	1,561
China Shipbuilding Industry Corporation - Class A	157	127
China Shipbuilding Industry Group Power Co., Ltd. - Class A	24	84
China South Publishing And Media Group Co., Ltd. - Class A	6	10
China Southern Airlines Co. Ltd. - Class H	460	322
China Southern Airlines Co., Ltd. - Class A	15	17
China Spacesat Co., Ltd. - Class A	3	9
China State Construction Engineering Corporation Limited - Class A	308	258
China Telecom Corp. Ltd. - Class H	2,878	1,447
China Tower Corporation Limited (a)	8,742	2,300
China Traditional Chinese Medicine Holdings Co. Ltd.	464	226
China United Network Communications Corporation Limited	235	211
China Vanke Co., Ltd. - Class A	48	196
China Yangtze Power Co., Ltd. - Class A	103	269
China Zhongwang Holdings Limited	386	195
Chinese Universe Publishing and Media Co., Ltd - Class A	4	8
Chongqing Changan Automobile Company Limited - Class A	11	10
Chongqing Rural Commercial Bank Co., Ltd. - Class H	592	322
Chongqing Zhifei Biological Products Co.,Ltd.	18	114
CIFI Holdings (Group) Co. Ltd.	548	361
CITIC Guoan Information Industry Co., Ltd. - Class A	81	47
CITIC Securities Company Limited - Class A	46	161
CITIC Securities Company Limited - Class H (c)	425	889
CNOOC Limited	3,769	6,420
Contemporary Amperex Technology Co., Limited (b)	11	110
COSCO SHIPPING Development Co., Ltd. - Class A (b)	73	29
Cosco Shipping Energy Transportation Co., Ltd.	214	127
COSCO SHIPPING Holdings Co., Ltd. - Class A (b)	23	17
COSCO SHIPPING Holdings Co., Ltd. - Class H (b)	651	255
COSCO Shipping Ports Ltd.	354	350
Country Garden Holdings Company Limited	1,588	2,420
Country Garden Services Holdings Company Limited (b)	231	535
CRRC Corporation Limited - Class A	123	145
CRRC Corporation Limited - Class H	958	802
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (b)	86	3,182
Dali Food Group Co., Ltd. (a)	374	249
Daqin Railway Co., Ltd. - Class A	112	132
Datang International Power Generation Co. Ltd. - Class H	780	196
DHC Software Co.,Ltd - Class A	5	5
Dong-E-E-Jiao Co., Ltd. - Class A	2	10
Dongfang Electric Corp. Ltd. - Class A (b)	8	12
Dongfeng Motor Group Co., Ltd - Class H	558	457
Dongxing Securities Co., Ltd. - Class A	5	8
Dragon Delight Holdings Company Limited	256	415
East Money Information Co., Ltd.	60	119
ENN Energy Holdings Ltd.	172	1,677
Everbright Securities Company Limited - Class A	5	9
Fangda Carbon New Material Co., Ltd. - Class A (b)	4	6
Far East Horizon Limited	483	495
FINANCIAL STREET HOLDINGS Co., Ltd. Beijing Jinrong Street Apartment Operation M anagement Branch - Class A	6	7
First Venture Securities Co., Ltd. - Class A	57	53
Foshan Haitian Flavoring & Food Co., Ltd - Class A	12	178
Fosun International Limited	509	677
Founder Securities Co., Ltd. - Class A	15	15
Foxconn Industrial Internet Co., Ltd. - Class A	10	18
FULLSHARE HOLDINGS LIMITED (b)	1,450	90
Future Land Development Holdings Limited	418	552
Fuyao Glass Industry Group Co., Ltd. - Class A	3	9
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	96	299
Ganfeng Lithium Co.,Ltd - Class A (b)	12	40
GD Power Development Co.,Ltd.	30	11
GDS Holdings Ltd. - ADR (b) (c)	12	436
Geely Automobile Holdings Ltd.	1,017	1,737
	Shares/Par[1]	Value ($)
Gemdale Corporation - Class A	7	12
GenScript Biotech Corporation (b) (c)	202	509
GF Securities Co., Ltd. - Class A	8	15
GF Securities Co., Ltd. - Class H	328	391
Giant Network Group Co., Ltd. - Class A	16	43
Goertek Inc. - Class A	5	7
Great Wall Motor Co. Ltd. - Class H (c)	625	448
Gree Electric Appliances, Inc. of Zhuhai - Class A	18	143
Greenland Holding Group Co., Ltd - Class A	11	11
Greentown Services Group Co Ltd	186	151
Guangdong Investment Ltd.	618	1,223
Guangdong Wens Foodstuff Group Co., Ltd.	22	113
Guangshen Railway Company Limited - Class A	164	77
Guangzhou Automobile Group Co., Ltd. - Class A	4	7
Guangzhou Automobile Group Co., Ltd. - Class H	640	683
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	2	13
Guangzhou Haige Communications Group Incorporated Company - Class A	7	10
Guangzhou R&F Properties Co., Ltd. - Class H	184	353
Guosen Securities Co., Ltd. - Class A	5	10
Guotai Junan Securities Co., Ltd. - Class A	60	161
Guotai Junan Securities Co., Ltd. - Class H (a)	152	271
Haier Smart Home Co., Ltd. - Class A	55	139
Hainan Sihuan Pharmaceutical Co., Ltd.	949	214
Haitian International Holdings Limited	109	227
Haitong Securities Co., Ltd. - Class A	72	148
Hangzhou Bank Co., Ltd. - Class A	8	10
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	62	249
Hangzhou Robam Appliances Co., Ltd. - Class A	14	57
Hangzhou Tigermed Consulting Co., Ltd	2	22
Hedy Holding Co., Ltd. - Class A	18	13
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	3	12
Hengan International Group Co. Ltd.	157	1,156
Hengli Petrochemical (Dalian) Co., Ltd.	8	15
Hengtong Optic-Electric Co., Ltd. - Class A	3	8
Hengyi Petrochemical Co. Ltd	59	117
Hithink Royalflush Information Network Co., Ltd	9	130
HLA Corp. , Ltd - Class A	28	37
Hua Hong Semiconductor Limited (a) (c)	91	176
Hua Xia Bank Co., Limited - Class A	115	129
Hua'an Securities Co., Ltd. - Class A	124	118
Huadian Power International Corp. Ltd. - Class H (c)	382	151
Huadian Power International Corporation Limited - Class A	55	30
Huadong Medicine Co.,Ltd - Class A	3	10
Huaneng Power International Inc. - Class H	934	551
Huaneng Power International, Inc. - Class A	18	16
Huaneng Renewables Corporation Limited - Class H	904	249
Huatai Securities Co.,Ltd. - Class A	61	198
Huatai Securities Co.,Ltd. - Class H	332	572
Huaxi Securities Co.,Ltd. - Class A	83	127
HUAYU Automotive Systems Co., Ltd. - Class A	4	12
Huazhu Group Limited - ADS	27	986
Hubei Energy Group Co., Ltd. - Class A	21	13
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	8	7
Hundsun Technologies Inc. - Class A	1	10
iFLYTEK CO.,LTD. - Class A (b)	3	12
Industrial and Commercial Bank of China Limited - Class A	316	271
Industrial and Commercial Bank of China Limited - Class H	13,894	10,133
Industrial Bank Co., Ltd. - Class A	110	292
Industrial Securities Co., Ltd. - Class A	13	12
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	61	15
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd.	227	109
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	41	198
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	196
iQIYI, Inc. - ADS (b) (c)	26	535
JD.com, Inc. - Class A - ADR (b)	155	4,684
Jiangsu Expressway Co. Ltd. - Class H	303	432

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

181

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Jiangsu Hengrui Medicine Co., Ltd. - Class A	29	277
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	11	189
Jiangxi Copper Co. Ltd. - Class H	194	258
Jiangxi Copper Company Limited - Class A	45	103
Jinduicheng Molybdenum Group Co., Ltd. - Class A	105	103
JINKE PROPERTY GROUP Co., Ltd. - Class A	12	10
Jointown Pharmaceutical Group Co., Ltd. - Class A	4	7
Kaisa Group Holdings Ltd.	549	272
Kingdee International Software Group Co. Ltd. (c)	506	549
Kweichow Moutai Co., Ltd. - Class A	7	1,061
KWG Group Holdings Limited	294	299
Lee & Man Paper Manufacturing Ltd.	203	142
Legend Holdings Corporation - Class H (a)	86	203
Lens Technology Co., Ltd	108	110
Lepu Medical Technology (Beijing) Co., Ltd.	31	105
Li Ning Company Limited	368	870
Liaoning Chengda Co., Ltd. - Class A	19	40
LONGi Green Energy Technology Co., Ltd. - Class A	31	106
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	42	150
Luye Pharma Group Ltd (c)	301	219
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	12	145
Maanshan Iron & Steel Co. Ltd.	284	113
Maanshan Iron & Steel Company Limited - Class A	60	30
Mango Excellent Media Co., Ltd. (b)	3	20
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	5	9
Meitu, Inc. (a) (b)	396	128
Meituan Dianping (b)	197	1,734
Metallurgical Corporation of China Ltd. - Class A	49	22
Metallurgical Corporation of China Ltd. - Class H	693	185
Midea Group Co., Ltd.	24	180
Momo Inc. - ADR	29	1,043
Muyuan Foods Co.,Ltd. - Class A	16	135
NARI Technology Co., Ltd.	11	29
NetEase, Inc. - ADR	15	3,797
New China Life Insurance Company Ltd. - Class A	16	131
New Hope Liuhe Co., Ltd. - Class A	10	26
New Oriental Education & Technology Group - ADR (b)	30	2,916
Nexteer Automotive Group Limited	209	261
Ninestar Corporation - Class A	9	30
NIO Inc - Class A - ADR (b) (c)	131	334
Noah Holdings Limited - Class A - ADS (b)	7	311
Oceanwide Holdings Co., Ltd.	119	96
Offshore Oil Engineering Co.,Ltd. - Class A	8	7
OFILM Group Co Ltd - Class A	97	110
OPPEIN Home Group Inc. - Class A	—	6
Orient Securities Company Limited - Class A	7	12
Oriental Pearl Group Co., Ltd. - Class A	7	11
Perfect World Co., Ltd. - Class A	17	64
PetroChina Co. Ltd. - Class H	4,437	2,446
PetroChina Company Limited - Class A	120	120
Pinduoduo Inc. - ADR (b) (c)	41	839
Ping An Bank Co., Ltd. - Class A	102	205
Ping An Insurance (Group) Co of China Ltd - Class A	58	751
Ping An Insurance (Group) Co of China Ltd - Class H	1,176	14,139
Poly Real Estate (Group) Co., Ltd - Class A	91	168
Postal Savings Bank of China Co., Ltd. - Class H (a)	1,683	1,000
Power Construction Corporation of China - Class A	13	10
RiseSun Real Estate Development Co., Ltd. - Class A	6	8
Rongsheng Petrochemical Co., Ltd. - Class A	6	11
S.F. Holding Co., Ltd - Class A	26	129
SAIC Motor Corporation Limited - Class A	49	183
Sanan Optoelectronics Co., Ltd. - Class A	5	8
Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	2	9
SANY Heavy Industry Co., Ltd. - Class A	73	140
SDIC Capital Co., Ltd. - Class A	10	20
SDIC Power Holdings Co., Ltd. - Class A	13	15
Seazen Holdings Co Ltd - Class A	24	138
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	122
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	24	89
Shandong Gold Group Co., Ltd. - Class A (b)	3	16
	Shares/Par[1]	Value ($)
Shandong Haisteel International Trading Co., Ltd. - Class A	17	7
Shandong Linglong Tyre Co., Ltd.	3	8
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	486	442
Shanghai Baozun E-Commerce Limited - ADR (b) (c)	8	414
Shanghai Electric Group Company Limited - Class A	10	8
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	3	11
Shanghai Hyron Software Co.,Ltd. - Class A	118	67
Shanghai International Airport Co.Ltd.	6	69
Shanghai International Port(Group) Co.,Ltd - Class A	10	10
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	272
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	7
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	198	390
Shanghai Pudong Development Bank Co., Ltd. - Class A	167	285
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	9
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	55
Shanxi Securities Co., Ltd. - Class A	10	11
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	65	57
Shenergy Company Limited - Class A	15	13
Shenwang Hongyuan Group Co., Ltd - Class A	188	137
Shenzhen Energy Group Co., Ltd. - Class A	16	14
Shenzhen Inovance technology Co., Ltd.	6	20
Shenzhen International Holdings Limited	187	373
Shenzhen Investment Ltd.	810	299
Shenzhen Kangtai Biological Products Co., Ltd.	15	116
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	5	128
SHENZHEN OVERSEAS CHINESE TOWN HOLDING COMPANY - Class A	10	10
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	30
Shenzhen Zhongjin Lingnan Nonfemet Co.,Ltd. - Class A	139	95
Shenzhou International Group Holdings Limited	157	2,165
Sichuan Chuantou Holding Stock Co., Ltd. - Class A	9	11
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	2	10
SINA Corporation (b)	14	597
Sinolink Securities Co., Ltd. - Class A	6	9
Sinopec Engineering (Group) Co., Ltd. - Class H	333	283
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	12
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	718	286
Sinopharm Group Co. Ltd. - Class H	246	867
SOHO China Limited	470	167
Songcheng Performance Development Co.,Ltd	36	120
Soochow Securities Co.,Ltd - Class A	9	14
Spring Airlines Co., Ltd. - Class A	2	11
Sun Art Retail Group Limited	499	474
Sunac China Holdings Limited	511	2,519
Suning.Com Co.,Ltd - Class A	82	136
Sunshine City Group Co., Ltd. - Class A	20	10
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	21
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	68	103
TAL Education Group - ADS (b)	75	2,853
Tasly Pharmaceutical Group Co., Ltd. - Class A	3	6
TBEA Company Ltd. - Class A	13	13
TCL Corporation	29	14
Tencent Holdings Limited	1,207	54,533
Tencent Music Entertainment Group - Class A - ADR (b) (c)	15	231
Tianma Microelectronics Co., Ltd. - Class A	4	8
Tianqi Lithium Corporation	2	7
Tingyi Cayman Islands Holding Corp.	387	646
Tong Ren Tang Technologies Co. Ltd. - Class H	150	179
Tong Wei Co., Ltd. - Class A	37	77
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	3	8
Tongling nonferrous Metals Group Co.,Ltd - Class A	306	110
Transfar Zhilian Co., Ltd.	101	110
Travelsky Technology Ltd. - Class H	215	433

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

182

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Tsingtao Brewery Co. Ltd. - Class H	86	548
Tsingtao Brewery Co.,Ltd. - Class A	3	20
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A	8	6
Tus-Sound Environmental Resources Co., Ltd. - Class A (b)	47	81
Unisplendour Co., Ltd. - Class A	9	35
Vipshop (China) Co., Ltd. - ADR (b)	100	862
Walvax Biotechnology Co., Ltd. (b)	31	130
Wangsu Science & Technology Co.,Ltd.	13	20
Want Want China Holdings Limited	1,134	923
Wanxiang Qianchao Co., Ltd. - Class A	105	92
Weibo Corp. - ADR (b) (c)	12	536
Weichai Power Co. Ltd. - Class H	399	675
Weichai Power Co., Ltd. - Class A	77	138
Weifu High-Technology Group Co., Ltd. - Class A	33	90
Western Securities Co., Ltd. - Class A	6	8
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	32	62
Wuliangye Yibin Co., Ltd. - Class A	22	385
WuXi AppTec Co., Ltd. (a)	23	205
Wuxi Biologics Cayman Inc (a) (b) (c)	113	1,019
Wuxi Lead Intelligent Equipment Co., Ltd.	5	24
XCMG Construction Machinery Co., Ltd. - Class A	12	8
Xiamen C&D Inc. - Class A	5	7
Xiaomi Corporation - Class W (a) (b) (c)	732	939
Xinhu Zhongbao Co., Ltd. - Class A	15	7
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	22
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H (c)	182	200
Xinyi Solar Holdings Limited	704	348
Yanzhou Coal Mining Co Ltd	71	113
Yanzhou Coal Mining Co. Ltd. - Class H	292	274
YiHai International Holdings Limited	100	521
Yonghui Superstores Co., Limited - Class A	86	127
Yum China Holdings, Inc.	76	3,522
Yunnan Baiyao Group Co., Ltd. - Class A	1	17
Yuzhou Properties Company Limited	436	205
YY, Inc. - Class A - ADS (b)	11	743
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	1	15
Zhaojin Mining Industry Co., Ltd. - Class H	239	269
Zhejiang China Commodities City Group Co., Ltd. - Class A	15	9
Zhejiang Chint Electrics Co.,Ltd - Class A	3	11
Zhejiang Dahua Technology Co., Ltd. - Class A	5	10
Zhejiang Expressway Co. Ltd. - Class H	354	373
Zhejiang Huayou Cobalt Co., Ltd. - Class A	9	27
Zhejiang Longsheng Group Co.,Ltd - Class A	7	17
Zhejiang Semir Garment Co., Ltd. - Class A	4	7
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	37
ZhongAn Online P&C Insurance Co., Ltd. (a) (b)	42	116
Zhongjin Gold Corporation Limited - Class A	68	101
Zhongsheng Group Holdings Limited	133	370
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	124	655
Zijin Mining Group Co. Ltd. - Class H	1,112	452
Zijin Mining Group Co., Ltd. - Class A	36	20
Zoomlion Heavy Industry Science&Technology Co., Ltd. - Class A	14	12
ZTE Corporation (b)	11	52
ZTE Corporation - Class H	179	519
Zto Express Co., Ltd. - ADR	68	1,308
		316,228
South Korea 11.5%
Amorepacific Corp.	7	358
Amorepacific Corporation	6	914
BGFretail Co., Ltd.	2	315
BNK Financial Group Inc.	63	408
Celltrion Healthcare Co. Ltd. (b)	11	529
Celltrion Inc. (b)	19	3,326
Celltrion Pharm Inc. (b)	4	149
Cheil Worldwide Inc.	16	400
CJ CheilJedang Corp.	2	403
CJ Corp.	4	306
	Shares/Par[1]	Value ($)
CJ Logistics Corp. (b)	1	169
CJ O Shopping Co. Ltd.	2	347
Daelim Industrial Co. Ltd.	6	568
Daewoo Engineering & Construction Co. Ltd. (b)	29	123
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	8	216
Daum Communications Corp.	10	1,193
DB Insurance Co. Ltd.	11	544
Doosan Bobcat Inc.	9	271
E-MART Inc.	5	578
Fila Korea Ltd.	11	703
GS Engineering & Construction Corp.	12	425
GS Holdings Corp.	10	436
GS Retail Co., Ltd.	7	223
Hana Financial Group Inc.	63	2,048
Hankook Tire & Technology Co,. Ltd.	16	481
Hanmi Science Co. Ltd.	3	185
Hanmi Science Co., Ltd.	1	486
Hanon Systems	41	412
Hanwha Chem Corp.	20	394
Hanwha Corp.	11	247
Hanwha Life Insurance Co., Ltd.	61	172
Helixmith Co., Ltd (b)	3	445
HLB Inc. (b)	7	218
Honam Petrochemical Corp.	3	750
Hotel Shilla Co. Ltd.	7	601
Hyundai Department Store Co. Ltd.	3	205
Hyundai Development Company	6	233
Hyundai Engineering & Construction Co. Ltd.	18	817
Hyundai Glovis Co., Ltd.	4	604
Hyundai Heavy Industries Co., Ltd.	2	581
Hyundai Marine & Fire Insurance Co.,Ltd.	15	363
Hyundai Mobis	14	2,910
Hyundai Motor Co.	31	3,799
Hyundai Steel Co.	15	552
Industrial Bank of Korea	57	696
Kangwon Land Inc.	26	669
KB Financial Group Inc.	84	3,322
KCC Corp.	1	321
Kia Motors Corp.	56	2,119
Korea Aerospace Industries, Ltd.	16	495
Korea Electric Power Corp. (b)	54	1,185
Korea Gas Corp.	6	206
Korea Investment Holdings Co. Ltd.	9	601
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	8	851
Korea Zinc Co. Ltd.	2	753
Korean Air Lines Co. Ltd.	12	290
KT&G Corp.	25	2,135
Kumho Petro chemical Co. Ltd.	4	367
LG Chem Ltd.	10	2,940
LG Corp.	20	1,322
LG Display Co., Ltd. (b)	45	693
LG Electronics Inc.	23	1,602
LG Household & Health Care Ltd.	2	2,212
LG Innotek Co., Ltd.	4	335
LG Uplus Corp.	27	338
Lotte Corp.	5	193
Lotte Shopping Co., Ltd.	3	367
Medy-Tox	1	400
MERITZ Securities Co. Ltd.	35	163
Mirae Asset Daewoo Co. Ltd.	87	614
NAVER Corp.	29	2,904
NCSoft Corp.	3	1,439
Netmarble Corp. (a) (b)	5	518
OCI Co. Ltd.	4	314
Orange Life Insurance Co., Ltd. (a)	6	163
Orion Incorporation	5	395
Ottogi Corp.	—	184
Pan Ocean Co., Ltd. (b)	54	216
Pearl Abyss Corp. (b)	1	246
POSCO	16	3,452
Posco Chemical Co. Ltd.	5	234
Posco Daewoo Corp.	10	159
S1 Corp.	4	360

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

183

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Samsung Biologics Co., Ltd (b)	3	945
Samsung C&T Corporation	17	1,389
Samsung Card Co., Ltd.	8	260
Samsung Electro-Mechanics Co. Ltd. (c)	11	967
Samsung Electronics Co. Ltd.	1,006	40,944
Samsung Engineering Co. Ltd. (b)	35	522
Samsung Fire & Marine Insurance Co. Ltd.	6	1,482
Samsung Heavy Industries Co. Ltd. (b)	110	782
Samsung Life Insurance Co., Ltd.	14	1,049
Samsung SDI Co. Ltd.	11	2,352
Samsung Sds Co., Ltd.	8	1,428
Samsung Securities Co. Ltd.	13	438
Shinhan Financial Group Co. Ltd.	94	3,655
Shinsegae Co. Ltd.	2	461
SillaJen Inc (b)	13	578
SK C&C Co., Ltd.	7	1,459
SK Hynix Inc.	115	6,924
SK innovation Co., Ltd.	12	1,611
SK Telecom Co. Ltd.	4	902
S-Oil Corp.	9	648
Woongjin Coway Co., Ltd.	10	671
Woori Financial Group Inc.	95	1,162
Woori Investment & Securities Co. Ltd.	34	422
Yuhan Corp.	2	449
		136,680
Taiwan 10.6%
Acer Inc.	673	418
Advantech Co. Ltd.	72	610
Airtac International Group	22	242
ASE Technology Holding Co., Ltd.	721	1,428
Asia Cement Corp.	487	746
Asustek Computer Inc.	152	1,092
AU Optronics Corp. (c)	1,970	590
Catcher Technology Co. Ltd.	144	1,030
Cathay Financial Holding Co. Ltd.	1,624	2,249
Chailease Holding Company Limited	242	1,003
Chang Hwa Commercial Bank	1,211	816
Cheng Shin Rubber Industry Co. Ltd.	415	536
Chicony Electronics Co. Ltd.	124	306
China Airlines Ltd.	382	121
China Development Financial Holding Corp.	2,527	771
China Life Insurance Co. Ltd.	601	481
China Steel Corp.	2,478	1,991
Chinatrust Financial Holding Co. Ltd.	3,977	2,736
Chunghwa Telecom Co. Ltd.	805	2,928
Compal Electronics Inc.	918	602
Delta Electronics Inc.	407	2,070
E. Sun Financial Holding Co. Ltd.	2,030	1,700
Eclat Textile Co. Ltd.	42	541
Eva Airways Corp.	547	264
Evergreen Marine Corp Taiwan Ltd.	507	203
Far Eastern New Century Corp.	666	720
Far EasTone Telecommunications Co. Ltd.	358	903
Feng Tay Enterprise Co. Ltd.	68	533
First Financial Holding Co. Ltd.	2,138	1,569
Formosa Chemicals & Fibre Corp.	746	2,473
Formosa Petrochemical Corp.	254	904
Formosa Plastics Corp.	952	3,511
Formosa Taffeta Co. Ltd.	185	233
Foxconn Technology Co. Ltd.	197	400
Fubon Financial Holding Co. Ltd.	1,412	2,086
Giant Manufacturing Co. Ltd.	70	548
GlobalWafers Co., Ltd.	50	508
Highwealth Construction Corp.	174	277
HIWIN Technologies Corp.	51	430
Hon Hai Precision Industry Co. Ltd.	2,620	6,535
Hotai Motor Co. Ltd. (c)	61	999
Hua Nan Financial Holdings Co. Ltd.	1,524	1,023
Innolux Corporation	1,543	365
Inventec Co. Ltd.	500	398
Largan Precision Co. Ltd.	21	2,614
Lite-On Technology Corp.	427	624
MediaTek Inc.	317	3,218
Mega Financial Holdings Co. Ltd.	2,258	2,247
	Shares/Par[1]	Value ($)
Micro-Star International Co. Ltd.	160	454
Nan Ya Plastics Corp.	1,101	2,787
Nanya Technology Corp.	230	477
Nien Made Enterprise Co., LTD.	32	241
Novatek Microelectronics Corp.	117	651
PEGATRON Corporation	426	738
Phison Electronics Corp.	30	274
Pou Chen Corp.	412	511
Powertech Technology Inc.	159	391
President Chain Store Corp.	119	1,152
Quanta Computer Inc.	551	1,072
Realtek Semiconductor Corp.	102	751
Ruentex Development Co. Ltd.	138	198
Ruentex Industries Ltd.	41	99
Shin Kong Financial Holding Co. Ltd.	1,997	607
SinoPac Financial Holdings Co. Ltd.	2,207	928
Standard Foods Corp.	80	156
Synnex Technology International Corp.	237	297
TaiMed Biologics Inc. (b)	39	201
Taishin Financial Holding Co. Ltd.	1,970	908
Taiwan Business Bank	822	362
Taiwan Cement Corp.	978	1,453
Taiwan Cooperative Bank	1,896	1,269
Taiwan High Speed Rail Corporation	432	637
Taiwan Mobile Co. Ltd.	338	1,331
Taiwan Semiconductor Manufacturing Co. Ltd.	5,213	39,936
Tatung Co. (b)	405	244
The Shanghai Commercial & Savings Bank, Ltd.	649	1,174
Uni-President Enterprises Corp.	1,027	2,734
United Microelectronics Corp.	2,595	1,167
Vanguard International Semiconductor Corp.	210	441
Walsin Technology Corp. (c)	71	377
WIN Semiconductors Corp.	66	423
Winbond Electronics Corp.	711	349
Wistron Corp.	519	405
WPG Holdings Limited	353	459
Yageo Corp. (c)	59	500
Yuanta Financial Holding Co. Ltd.	2,178	1,308
Zhen Ding Technology Holding Limited	77	246
		126,300
India 8.8%
Adani Ports and Special Economic Zone Limited	121	717
Ambuja Cements Limited	137	422
Ashok Leyland Limited	270	341
Asian Paints Limited	59	1,169
Aurobindo Pharma Ltd.	52	460
Avenue Supermarts Limited (b)	29	584
Axis Bank Limited (b)	400	4,692
Bajaj Auto Limited	17	709
Bajaj Finance Limited	37	1,975
Bajaj Finserv Limited	8	1,006
Bharat Forge Ltd	50	325
Bharat Petroleum Corp. Ltd.	136	768
Bharti Airtel Ltd.	374	1,879
Bharti Infratel Limited	82	317
Bosch Limited	2	372
Britannia Industries Ltd	14	538
Cipla Limited	74	597
Coal India Ltd Govt Of India Undertaking	275	1,014
Container Corporation	37	308
Dabur India Ltd.	115	665
Divi's Laboratories Ltd.	16	377
Dr. Reddy's Laboratories Ltd.	23	869
Eicher Motors Ltd.	3	749
GAIL India Ltd.	179	809
Glenmark Pharmaceuticals Ltd.	33	210
Godrej Consumer Products Limited	70	678
Grasim Industries Ltd	60	795
Havells India Limited	57	646
HCL Technologies Ltd.	114	1,757
Hero Motocorp Ltd.	10	360
Hindalco Industries Limited	241	723
Hindustan Petroleum Corp. Ltd.	140	586
Hindustan Unilever Ltd.	137	3,555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Housing Development Finance Corp.	344	10,935
ICICI Bank Limited	502	3,178
ICICI Lombard General Insurance Company Limited (a)	25	398
Idea Cellular Limited (b)	1,426	251
Indiabulls Housing Finance Limited	63	557
Indian Oil Corp. Ltd.	400	902
Infosys Ltd.	737	7,836
Interglobe Aviation Limited (a)	22	500
ITC Limited	726	2,881
JSW Steel Limited	182	730
Larsen and Toubro Limited	103	2,322
LIC Housing Finances Ltd.	55	439
Lupin Ltd.	47	509
Mahindra & Mahindra Ltd.	157	1,489
Mahindra and Mahindra Financial Services Limited	70	394
Marico Limited	87	468
Maruti Suzuki India Ltd.	23	2,153
Motherson Sumi Systems Ltd.	220	389
Nestle India Ltd.	5	816
NTPC Limited	538	1,102
Oil & Natural Gas Corp. Ltd.	519	1,260
Page Industries Limited	1	335
Petronet LNG Limited	135	479
Pidilite Industries Limited	26	463
Piramal Enterprises Limited	16	441
Power Grid Corporation of India Limited	361	1,082
Recce Pharmaceuticals Ltd	165	393
Reliance Industries Ltd.	602	10,939
Sesa Sterlite Ltd.	344	869
Shree Cement Ltd.	2	538
Shriram Transport Finance Co. Ltd.	33	524
State Bank of India (b)	373	1,957
Sun Pharmaceutical Industries Ltd.	170	987
Tata Consultancy Services Limited	190	6,147
Tata Motors Limited (b)	331	781
Tata Steel Ltd.	67	489
Tech Mahindra Limited	98	1,004
The Tata Power Company Limited	229	229
Titan Industries Ltd.	65	1,257
UltraTech Cement Limited	21	1,360
United Spirits Limited (b)	59	500
UPL Limited	79	1,079
Wipro Ltd.	256	1,041
Yes Bank Limited	367	582
Zee Entertainment Enterprises Ltd.	115	567
		104,524
South Africa 5.7%
Absa Group Ltd	151	1,883
Anglo American Platinum Ltd.	12	695
AngloGold Ashanti Ltd.	84	1,515
Aspen Pharmacare Holdings	88	631
Bid Corporation	71	1,547
Bidvest Group Ltd.	60	808
Capitec Bank Holdings Ltd.	8	775
Clicks Group Ltd. (c)	51	749
Discover Ltd.	82	864
Exxaro Resources Ltd.	53	647
FirstRand Ltd.	713	3,467
Fortress REIT Ltd - Class A	249	377
Foschini Group Ltd.	47	606
Gold Fields Ltd.	185	1,005
Growthpoint Properties Ltd	625	1,077
Investec	66	431
Kumba Iron Ore Ltd	15	541
Liberty Holdings Ltd.	28	206
Life Healthcare Group Holdings	312	496
Mmi Holdings	138	185
Mondi Limited	25	553
Mr Price Group	50	707
MTN Group Ltd.	359	2,719
Multichoice Group (b)	99	937
Naspers Ltd. - Class N	93	22,482
Nedbank Group Ltd.	78	1,402
Netcare Ltd.	233	297
	Shares/Par[1]	Value ($)
Old Mutual Public Limited Company	1,059	1,592
Pick n Pay Stores Ltd.	86	421
PSG Group Ltd.	31	527
Rand Merchant Investment Holdings Limited	167	401
Redefine Properties Opco (Proprietary) Limited	1,135	728
Remgro Ltd.	108	1,436
RMB Holdings Ltd.	161	966
Sanlam Ltd	373	2,070
Sappi Ltd.	123	478
Sasol Ltd.	119	2,959
Shoprite Holdings Ltd.	96	1,077
Standard Bank Group Limited	273	3,820
Telkom SA Ltd. (c)	55	361
The Spar Group	42	562
Tiger Brands Limited	37	584
Truworths International Ltd.	82	407
Vodacom Group Limited (c)	137	1,165
Woolworths Holdings Limited	226	785
		67,941
Brazil 4.7%
American Beverage Co Ambev	1,001	4,660
Atacadao	88	506
B2W - Companhia Global Do Varejo. (b)	39	334
B3 S.A. - Brasil, Bolsa, Balcao	436	4,264
Banco Bradesco S/A.	258	2,260
Banco BTG Pactual S.A.	34	442
Banco do Brasil SA	181	2,529
Banco Santander (Brasil) S.A.	86	1,021
BB Seguridade Participacoes S/A	150	1,267
BR Malls Participacoes S.A	154	577
BRF SA (b)	122	929
CCR SA	241	860
Centrais Eletricas Brasileiras SA	45	417
Cielo S.A.	260	455
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	72	877
Companhia Siderurgica Nacional	141	610
Cosan S.A.	30	366
Embraer S.A.	140	705
Energisa S/A	24	289
ENGIE Brasil Energia S.A.	40	457
Equatorial Energia S.A	38	902
Hypera S.A.	83	647
Irb Brasil Resseguros S/A	31	811
JBS S/A	222	1,217
Klabin S.A.	134	574
Kroton Educacional SA	325	929
Localiza Rent A Car S/A	118	1,246
Lojas Renner S/A.	172	2,108
M. Dias Branco S.A. Industria e Comercio de Alimentos	25	251
Magazine Luiza S.A.	17	935
Multiplan Empreendimentos Imobiliarios S/A	66	473
Natura Cosmeticos S.A.	38	567
Notre Dame Intermedica Participacoes S.A.	68	706
Petrobras Distribuidora SA	73	477
Petroleo Brasileiro SA	632	4,920
Porto Seguro S.A.	24	322
Raia Drogasil S.A.	50	997
Rumo SA (b)	226	1,224
Sul America S.A.	45	444
Suzano S.A.	110	943
Tim Participacoes SA	191	575
Ultrapar Participacoes S.A.	150	786
Vale SA	670	9,041
WEG SA	186	1,044
		55,964
Hong Kong 4.4%
Agricultural Bank of China Limited - Class H	6,150	2,574
ANTA Sports Products Limited	233	1,604
AviChina Industry & Technology Co. Ltd. - Class H	478	262
Beijing Enterprises Water Group Limited	1,242	739
Cheer Bless Limited (d) (e)	208	615
China Cinda Asset Management Co., Ltd. - Class H	1,655	382

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

185

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
China Communications Services Co., Ltd. - Class H	546	424
China Education Group Holdings Limited	93	145
China Everbright Bank Company Limited - Class H	700	321
China Everbright International Ltd.	721	666
China Everbright Ltd.	162	239
China Evergrande Group (c)	384	1,078
China Galaxy Securities Co., Ltd. - Class H	805	479
China Gas Holdings Ltd.	387	1,438
China General Nuclear Power Corporation (a)	2,346	646
China Jinmao Holdings Group Limited	1,120	681
China Medical System Holdings Limited	295	270
China Mengniu Dairy Company Limited	578	2,243
China Merchants Bank Co., Ltd. - Class H	849	4,236
China Oilfield Services Ltd. - Class H	356	353
China Overseas Land & Investment Ltd.	812	2,996
China Power International Development Limited	1,092	267
China Resources Enterprise Ltd.	316	1,506
China Resources Gas Group Ltd.	180	893
China Resources Land Ltd.	573	2,522
China Resources Power Holdings Co. Ltd.	415	606
China State Construction International Holdings Limited	444	457
China Taiping Insurance Holdings Co. Ltd.	326	873
China Unicom Hong Kong Ltd.	1,351	1,482
China Vanke Co., Ltd. - Class H	279	1,046
CITIC Pacific Ltd.	1,220	1,761
CSPC Pharmaceutical Group Ltd.	966	1,559
GOME Retail Holdings Limited (b) (c)	2,451	264
Haier Electronics Group Co., Ltd.	268	744
Haitong Securities Co., Ltd. - Class H	560	629
Hanergy Thin Film Power Group Limited (b) (d) (e)	3,098	844
Hutchison China Meditech (Hk) Limited - ADR (b) (c)	11	246
Kingboard Chemical Holdings Ltd.	154	428
Kingboard Laminates Holdings Limited	279	257
Kingsoft Corp Ltd (b)	151	327
Kunlun Energy Co. Ltd.	716	624
Lenovo Group Ltd. (c)	1,589	1,231
Longfor Group Holdings Limited	345	1,308
Mascotte Holdings Limited (b) (c)	4,928	118
New China Life Insurance Company Ltd. - Class H	169	825
Nine Dragons Paper (Holdings) Limited	306	272
People's Insurance Company (Group) of China Limited, The - Class H	1,750	684
PICC Property & Casualty Co. Ltd. - Class H	1,419	1,530
Semiconductor Manufacturing International Corporation (b)	655	731
Shanghai Electric Group Company Limited - Class H	606	220
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	123	373
Shanghai Industrial Holdings Ltd.	74	161
Shimao Property Holdings Limited	264	804
Shui On Land Limited	939	218
Sino Biopharmaceutical Limted	1,464	1,500
Sino-Ocean Land Holdings Limited	745	317
Sinotrans Ltd. - Class H	249	91
Sinotruk (Hong Kong) Limited	160	278
SSY Group Limited	370	334
Sunny Optical Technology (Group) Company Limited	145	1,506
Towngas China Co. Ltd.	248	179
Uni-President China Holdings Ltd	228	254
Yuexiu Property Co. Ltd.	1,304	296
		52,956
Russian Federation 3.8%
BANK VTB, PAO	726,485	457
Gazprom, Pao	2,258	8,313
Joint-Stock Company Alrosa (Public Joint-Stock Company)	571	776
Mobile Telesystems PJSC - ADR	101	938
Polymetal International PLC	41	515
Public Joint Stock Company Fosagro - GDR	27	361
Public Joint Stock Company Inter Rao Ues	7,085	507
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	13	3,006
Public Joint Stock Company Oil Company Lukoil	88	7,407
Public Joint Stock Company Oil Company Rosneft	246	1,613
	Shares/Par[1]	Value ($)
Public Joint Stock Company Polyus	6	558
Public Joint Stock Company TATNEFT Named After VD Shashin	320	3,932
Public Joint-Stock Company Magnit - GDR	73	1,061
Public Joint-Stock Company Moscow Exchange MICEX-RTS	308	439
Public Joint-Stock Company 'Severstal'	44	744
Public Joint-Stock Company Society Magnitogorsky Iron and Steel Works	536	382
Public Joint-Stock Company Society Novatek - GDR	19	4,076
Public Joint-Stock Company Society Novolipetsky Iron and Steel Works	268	678
Public Joint-Stock Company Surgutneftegaz	1,493	621
Sberbank of Russia	2,275	8,552
X5 Retail Group N.V. - GDR	24	838
		45,774
Thailand 2.9%
Advanced Info Service PCL - NVDR	249	1,772
Airports of Thailand PCL - NVDR	963	2,310
Bangkok Bank PCL - NVDR	73	469
Bangkok Bank PCL	8	51
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,926	1,632
Bangkok Expressway and Metro Public Company Limited - NVDR	1,682	626
Banpu PCL - NVDR	773	378
Banpu Public Company Limited	70	34
Berli Jucker PCL - NVDR (c)	279	460
BTS Group Holdings Public Company Limited.	251	98
BTS Group Holdings Public Company Limited. - NVDR	1,140	447
Bumrungrad Hospital Public Company Limited - NVDR	88	482
Bumrungrad Hospital Public Company Limited (e)	8	46
Central Pattana Public Company Limited (e)	33	82
Central Pattana Public Company Limited - NVDR	432	1,056
Charoen Pokphand Foods PCL - NVDR	777	716
Charoen Pokphand Foods Public Company Limited	56	51
CP ALL Public Company Limited - NVDR	1,219	3,423
Electricity Generating PCL - NVDR	58	616
Energy Absolute Public Company Limited - NVDR	361	658
GULF ENERGY DEVELOPMENT PUBLIC COMPANY LIMITED - NVDR	100	403
GULF ENERGY DEVELOPMENT PUBLIC COMPANY LIMITED - Class F (e)	19	77
Home Product Center PCL - NVDR (c)	1,164	664
Home Product Center PCL (e)	27	15
Indorama Ventures Public Company Limited - NVDR	336	515
Intouch Holdings Public Company Limited - NVDR	407	833
IRPC PCL - NVDR	1,906	311
Kasikornbank PCL	134	821
Kasikornbank PCL - NVDR	267	1,639
Krung Thai Bank PCL - NVDR (c)	786	500
Land & Houses Public Co. Ltd. - NVDR	1,386	501
Minor International PCL. - NVDR (c)	561	749
Muangthai Leasing Public Company Limited - NVDR	96	176
Muangthai Leasing Public Company Limited - Class F (c) (e)	29	53
PTT Exploration And Production Public Company Limited - NVDR	314	1,385
PTT Global Chemical Public Company Limited - NVDR	453	945
PTT PCL - NVDR	2,397	3,811
RATCH Group Public Company Limited - NVDR	135	294
Robinson Public Co. - NVDR	104	191
Siam Cement PCL - NVDR	156	2,408
Siam Commercial Bank PCL - NVDR	229	1,043
Thai Oil Public Company Limited - NVDR	254	550
Thai Oil Public Company Limited (e)	27	58
Thai Union Frozen Products PCL - NVDR	624	372
TMB Bank PCL - NVDR	1,685	108
Total Access Communication Public Company Limited - NVDR	137	236
True Corp. PCL - NVDR	2,643	505
		34,570

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

186

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Mexico 2.5%
Alfa SAB de CV - Class A (c)	690	678
Alsea SAB de CV (b)	105	207
America Movil SAB de CV - Class L (c)	7,084	5,156
Arca Continental SAB de CV	100	542
Banco Santander (Mexico) S.A. - Class B (c)	381	584
Cemex SAB de CV - Series A (c)	3,250	1,370
Coca-Cola FEMSA, S.A.B. de C.V. (c)	106	655
El Puerto de Liverpool SAB de CV - Class C-1	45	253
Fomento Economico Mexicano SAB de CV (c)	412	3,993
Gruma SAB de CV - Class B (c)	44	414
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (c)	72	746
Grupo Aeroportuario del Sureste SAB de CV - Class B	45	721
Grupo Bimbo SAB de CV - Class A (c)	346	722
Grupo Carso SAB de CV - Class A-1 (c)	105	390
Grupo Financiero Banorte SAB de CV - Class O (c)	545	3,164
Grupo Financiero Inbursa SAB de CV - Class O (c)	527	762
Grupo Mexico SAB de CV - Class B (c)	756	2,007
Industrias Penoles SAB de CV	30	382
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I (c)	105	414
Kimberly-Clark de Mexico SAB de CV - Class A (c)	346	644
Megacable Holdings, S.A.B. de C.V. (c)	46	194
Mexichem SAB de CV	224	469
Prologis Property Mexico, S.A. de C.V.	667	883
Promotora y Operadora de Infraestructura SAB de CV	44	434
Southern Peru Copper Corporation (Sucursal Del Peru)	17	673
Wal - Mart de Mexico, S.A.B. de C.V.	1,109	3,027
		29,484
Malaysia 2.1%
Airasia Berhad	346	229
Alliance Financial Group Bhd	243	221
AMMB Holdings Bhd	302	309
Axiata Group Berhad	595	716
British American Tobacco Malaysia Bhd	33	231
CIMB Group Holdings Bhd	964	1,256
Dialog Group Berhad	842	664
DiGi.Com Bhd	707	863
Fraser & Neave Holdings Bhd	34	280
Gamuda Bhd	410	373
Genting Berhad	483	792
Genting Malaysia Berhad	680	533
Genting Plantations Bhd	46	112
HAP Seng Consolidated Bhd	161	388
Hartalega Holdings Berhad	288	365
Hong Leong Bank Bhd	142	653
Hong Leong Financial Group Bhd	57	257
IHH Healthcare Berhad	490	687
IJM Corp. Bhd	494	287
IOI Corporation Berhad	453	465
Kuala Lumpur Kepong Bhd	83	495
Kumpulan Sime Darby Berhad	603	330
Malayan Banking Bhd	812	1,745
Malaysia Airports Holdings Bhd	210	433
Maxis Communications Berhad	464	624
MISC Bhd	258	446
Nestle Bhd	13	480
Petronas Chemicals Group Berhad	498	1,013
Petronas Dagangan Bhd	48	296
Petronas Gas Bhd	113	473
PPB Group Bhd	110	499
Press Metal Aluminium (Australia) Pty Ltd	319	340
Public Bank Berhad	650	3,617
QL Resources Berhad	76	126
RHB Bank Berhad (b) (d) (e)	124	—
RHB Bank Bhd	185	251
Sime Darby Plantation Berhad	412	491
Sime Darby Property Berhad	554	138
SP Setia Bhd	369	193
Telekom Malaysia Bhd	287	278
Tenaga Nasional Bhd	659	2,206
	Shares/Par[1]	Value ($)
Top Glove Corporation Bhd	281	335
Westports Holdings Berhad	182	173
YTL Corp. Bhd	597	162
		24,825
Indonesia 2.1%
Bank Central Asia, PT TBK	2,105	4,468
Bank Mandiri Persero Tbk PT	3,929	2,233
Bank Negara Indonesia Persero Tbk PT	1,505	980
Bank Rakyat Indonesia Persero Tbk PT	11,790	3,641
Bumi Serpong Damai, PT Tbk (b)	1,794	195
Charoen Pokphand Indonesia Tbk PT	1,376	461
Gudang Garam Tbk PT	98	533
Hanjaya Mandala Sampoerna Tbk PT	1,896	422
Indofood Sukses Makmur Tbk	806	401
PT Adaro Energy Tbk	3,502	338
PT Astra International Tbk	4,328	2,281
PT Barito Pacific Tbk	967	220
PT Indah Kiat Pulp & Paper Tbk	633	422
PT Indocement Tunggal Prakarsa Tbk	423	600
PT Indofood Sukses Makmur Tbk	406	292
PT Jasa Marga (Persero) Tbk.	546	221
PT Kalbe Farma Tbk	4,356	450
PT Pabrik Kertas Tjiwi Kimia Tbk	298	266
PT Pakuwon Jati Tbk	4,175	216
PT Perusahaan Gas Negara TBK	2,297	344
PT Tambang Batubara Bukit Asam Tbk	532	112
PT. Bank Tabungan Negara (Persero) Tbk.	994	173
PT. Surya Citra Media TBK.	1,294	148
Semen Gresik Persero Tbk PT	662	543
Telekomunikasi Indonesia (Persero), PT TBK - Class B	10,424	3,052
Unilever Indonesia Tbk PT	308	982
United Tractors Tbk PT	382	762
		24,756
Poland 1.1%
Alior Bank Spolka Akcyjna (b)	19	257
Bank Millennium SA (b)	130	327
Bank Pekao SA	37	1,111
CCC S.A.	7	317
CD Projekt SA	15	852
Cyfrowy Polsat S.A. (b)	48	379
Dino Polska Spolka Akcyjna (a) (b)	11	396
Grupa LOTOS S.A.	17	388
Jastrzebska Spolka Weglowa S.A. (b)	13	169
KGHM Polska Miedz SA (b)	30	819
LPP SA	—	511
mBank (b)	4	417
PGE Polska Grupa Energetyczna S.A. (b)	162	416
Polski Koncern Naftowy Orlen S.A.	61	1,479
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	360	512
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	182	2,093
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	133	1,553
Santander Bank Polska SA	7	699
Telekomunikacja Polska SA (b)	164	293
		12,988
Philippines 1.1%
Aboitiz Equity Ventures Inc.	405	435
Aboitiz Power Corporation	377	257
Alliance Global Group Inc.	676	204
Ayala Corporation	56	981
Ayala Land Inc.	1,601	1,585
Bank of the Philippine Islands	153	235
BDO Unibank, Inc. (e)	422	1,154
DMCI Holdings Inc.	631	127
Globe Telecom Inc.	7	311
GT Capital Holdings, Inc.	17	316
International Container Terminal Services Inc.	178	508
JG Summit Holdings Inc.	617	811
Jollibee Foods Corp.	102	560
Manila Electric Company	47	353
Megaworld Corp.	2,817	336
Metro Pacific Investments Corporation	2,401	226

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Metropolitan Bank & Trust Co.	348	484
PLDT Inc.	19	476
Robinsons Land Corp.	467	240
Security Bank Corp.	55	182
SM Investments Corp	50	944
SM Prime Holdings Inc.	2,235	1,617
Universal Robina Corp.	180	583
		12,925
Qatar 1.0%
Barwa Real Estate Company Q.P.S.C	38	356
Commercial Bank of Qatar QSC	444	556
Industries Qatar QSC	385	1,213
Masraf Al Rayan (Q.P.S.C.)	756	787
Mesaieed Petrochemical Holding Company Q.S.C.	863	616
Ooredoo QSC	18	328
Qatar Electricity & Water Co.	119	541
QATAR FUEL COMPANY Q.P.S.C. (WOQOD)	89	520
Qatar Insurance Co.	35	339
Qatar Islamic Bank SAQ	260	1,180
Qatar National Bank	964	5,016
		11,452
Chile 0.8%
Aguas Andinas SA - Class A	438	259
Banco de Chile	5,832	860
Banco de Credito e Inversiones	11	786
Banco Santander Chile	13,826	1,030
Cencosud S.A.	330	647
Cia Cervecerias Unidas SA	31	441
Colbun SA	1,832	379
Empresas CMPC SA	237	652
Empresas COPEC SA	81	883
Enel Americas SA	5,883	1,038
Enel Chile S.A.	6,147	584
ENTEL Chile SA (b)	27	273
Itau Corpbanca	36,097	301
Lan Airlines SA	68	637
S.A.C.I. Falabella	163	1,065
		9,835
United Arab Emirates 0.7%
Abu Dhabi Commercial Bank PJSC	622	1,405
ALDAR Properties PJSC	789	406
DP World PLC	39	611
Dubai Islamic Bank PJSC	337	470
Emaar Development LLC	216	236
Emaar Malls PJSC	434	240
Emaar Properties PJSC	696	839
Emirates Telecommunications Group Co. PJSC	368	1,669
First Abu Dhabi Bank PJSC	575	2,326
		8,202
Turkey 0.5%
Akbank Turk Anonim Sirketi (b)	533	626
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	50	170
Arcelik A.S. (b)	57	193
Aselsan Inc. - Class B	81	253
BIM Birlesik Magazalar A.S.	44	610
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	313	427
Ford Otomotiv Sanayi Anonim Sirketi	18	196
Haci Omer Sabanci Holding A.S.	196	291
Koc Holding A.S.	147	443
TAV Havalimanlari Holding Anonim Sirketi	40	185
Turk Hava Yollari A.O. (b)	132	293
Turkcell Iletisim Hizmetleri Anonim Sirketi	247	545
Turkiye Garanti Bankasi A.S. (b)	444	699
Turkiye Is Bankasi Anonim Sirketi - Class C (b)	365	382
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	28	554
Turkiye Sise ve Cam Fabrikalari A.S.	68	61
		5,928
Peru 0.3%
Cia de Minas Buenaventura SA - ADR	43	709
Credicorp Ltd.	15	3,328
		4,037
Greece 0.3%
Alpha Bank A.E. (b)	296	595
	Shares/Par[1]	Value ($)
Eurobank Ergasias S.A. (b)	574	566
Hellenic Duty Free Shops S.A. (b) (d) (e)	9	49
Hellenic Telecommunications Organization SA	50	737
JUMBO SA	26	495
Motor Oil Hellas Corinth Refineries SA	12	319
National Bank of Greece SA (b)	93	256
OPAP SA	41	464
TITAN Cement Company S.A.	10	203
		3,684
Hungary 0.3%
Chemical Works of Gedeon Richter Plc.	27	498
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	84	934
OTP Bank Plc	48	1,917
		3,349
Argentina 0.3%
Banco Macro S.A. - Class B - ADR	10	699
BBVA Banco Frances S.A. - ADR	13	145
Grupo Financiero Galicia SA - Class B - ADR	21	749
Pampa Energia S.A. - ADR (b) (c)	12	402
Telecom Argentina SA - Class B - ADR	19	332
Transportadora de Gas del Sur S.A. - Class B - ADR	16	224
YPF SA - Class D - ADR	39	708
		3,259
Colombia 0.3%
Bancolombia SA	51	616
Cementos Argos S.A.	110	256
Ecopetrol S.A.	988	905
Grupo Argos S A	66	353
Grupo de Inversiones Suramericana S.A.	55	576
Interconexion Electrica SA	99	545
		3,251
Czech Republic 0.1%
CEZ A/S	36	871
Komercni Banka A/S	17	677
MONETA Money Bank, a.s. (a)	76	261
		1,809
Egypt 0.1%
Commercial International Bank Egypt SAE	296	1,308
Eastern Tobacco Co.	172	159
El Sewedy Electric Company	175	150
		1,617
Luxembourg 0.1%
Globant S.A. (b)	8	758
Reinet Investments S.C.A. (e)	31	500
		1,258
Romania 0.1%
New Europe Property Investments PLC	84	768
Singapore 0.0%
BOC Aviation Limited (a)	38	322
Pakistan 0.0%
Habib Bank Limited	121	86
MCB Bank Ltd.	66	71
Oil & Gas Development Co. Ltd.	115	95
		252
Australia 0.0%
MMG Ltd. (b)	456	160
Saudi Arabia 0.0%
Al Rajhi Banking and Investment Corporation	—	—
KeyBank National Association	—	—
Saudi Basic Industries Corporation	—	1
		1
Total Common Stocks (cost $1,009,090)		1,105,099
PREFERRED STOCKS 3.8%
Brazil 2.8%
Banco Bradesco S/A. (f)	856	8,434
Braskem SA - Series A (b)	37	341
Centrais Eletricas Brasileiras SA - Series B	49	462
Compahia Energetica de Minas Gerais	208	805
Companhia Brasileira de Distribuicao	36	884

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

188

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Gerdau SA	236	932
Itau Unibanco Holding S.A. (f)	1,028	9,693
Itausa - Investimentos Itau SA	923	3,106
Lojas Americanas SA (f)	170	730
Petroleo Brasileiro SA (f)	876	6,229
Telefonica Brasil S.A.	92	1,205
		32,821
South Korea 0.6%
Amorepacific Corporation	2	169
Cj Corporation (b) (d)	1	17
Hyundai Motor Co.	5	363
Hyundai Motor Co.	7	497
LG Chem Ltd.	2	293
LG Household & Health Care Ltd.	1	367
Samsung Electronics Co. Ltd.	174	5,765
		7,471
Colombia 0.1%
Bancolombia SA	91	1,164
Grupo Aval Acciones y Valores S.A.	788	314
Grupo de Inversiones Suramericana S.A.	25	243
		1,721
Russian Federation 0.1%
Public Joint Stock Company Society Transneft	—	275
Public Joint-Stock Company Surgutneftegaz	1,398	942
		1,217
Chile 0.1%
Embotelladora Andina SA - Series B	61	219
Sociedad Quimica y Minera de Chile SA - Series B	23	723
		942
Mexico 0.1%
Grupo Televisa SAB (c) (f)	484	818
Total Preferred Stocks (cost $37,126)		44,990
INVESTMENT COMPANIES 1.2%
United States of America 1.2%
iShares MSCI Saudi Arabia ETF	450	14,859
Total Investment Companies (cost $14,628)		14,859
RIGHTS 0.0%
Chile 0.0%
Enel Americas S.A. (b)	1,918	28
South Korea 0.0%
Helixmith Co., Ltd (b) (g)	—	6
China 0.0%
Legend Holdings Corporation (b) (d)	86	1
Total Rights (cost $0)		35
WARRANTS 0.0%
Thailand 0.0%
Minor International PCL. (b)	23	4
Total Warrants (cost $0)		4
SHORT TERM INVESTMENTS 3.6%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (h) (i)	23,559	23,559
Investment Companies 1.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (h) (i)	17,382	17,382
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (j) (k)	1,510	1,504
Total Short Term Investments (cost $42,444)		42,445
Total Investments 101.4% (cost $1,103,288)		1,207,432
Other Derivative Instruments (0.0)%		(67)
Other Assets and Liabilities, Net (1.4)%		(17,162)
Total Net Assets 100.0%		1,190,203

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $12,387 and 1.0%, respectively.

Shares/Par[1]	Value ($)

(b)  Non-income producing security.

(c)  All or a portion of the security was on loan.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Convertible security.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Investment in affiliate.

(i)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(j)   All or a portion of the security is pledged or segregated as collateral.

(k)  The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.1%
Industrials 97.6%
3M Company	12	2,148
AAON, Inc.	1	44
AAR Corp.	1	25
ABM Industries Incorporated	1	57
ACCO Brands Corporation	2	19
Actuant Corporation - Class A	1	32
Acuity Brands, Inc.	1	120
ADT, Inc. (a)	4	22
Advanced Disposal Services, Inc. (b)	2	52
Advanced Drainage Systems, Inc.	1	29
AECOM (b)	3	129
Aegion Corporation (b)	1	11
Aerojet Rocketdyne Holdings, Inc. (b)	2	67
AeroVironment, Inc. (b)	—	25
AGCO Corporation	1	110
Air Lease Corporation - Class A	2	95
Air Transport Services Group, Inc. (b)	—	10
Aircastle Limited	1	25
Alamo Group Inc.	—	21
Albany International Corp. - Class A	1	50
Allegiant Travel Company	—	14
Allegion Public Limited Company	2	223
Allison Systems, Inc.	3	121
Altra Industrial Motion Corp.	1	50
AMERCO	—	71
Ameresco, Inc. - Class A (b)	—	7
American Airlines Group Inc.	2	78
American Woodmark Corporation (b)	—	29
AMETEK, Inc.	5	445
AO Smith Corp.	3	146
Apogee Enterprises, Inc.	1	24
Applied Industrial Technologies, Inc.	1	50
Arcbest Corporation	1	14
Arconic Inc.	9	243
Arcosa, Inc.	1	35
Argan, Inc.	—	11
Armstrong Flooring, Inc. (b)	—	2
Armstrong World Industries, Inc.	1	96
Astec Industries, Inc.	—	15
Astronics Corporation (b)	1	20
Atkore International Group Inc. (b)	1	25
Atlas Air Worldwide Holdings, Inc. (b)	—	8
Avis Budget Group, Inc. (b)	1	49
Axone Intelligence Inc. (b)	1	81
AZZ Inc.	1	25
Barnes Group Inc.	1	59
Barrett Business Services, Inc.	—	13
Beacon Roofing Supply, Inc. (b)	1	54

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

189

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bloom Energy Corporation - Class A (a) (b)	1	15
Blue Bird Global Corporation (b)	—	5
Brady Corp. - Class A	1	54
Briggs & Stratton Corp.	1	9
BrightView Holdings, Inc. (b)	1	12
Brink's Co.	1	86
Builders FirstSource, Inc. (b)	2	41
BWXT Government Group, Inc.	2	106
C.H. Robinson Worldwide, Inc.	3	249
CAI International Inc. (b)	—	8
Carlisle Cos. Inc.	1	171
Casella Waste Systems Inc. - Class A (b)	1	36
Caterpillar Inc.	12	1,688
CBIZ Inc. (b)	1	24
Chart Industries, Inc. (b)	1	58
Cimpress N.V. (b)	—	44
Cintas Corp.	2	455
CIRCOR International, Inc. (b)	—	18
Civeo Corporation (b)	4	6
Clean Harbors Inc. (b)	1	83
Colfax Corp. (b)	2	53
Columbus Mckinnon Corp.	—	19
Comfort Systems USA Inc.	1	41
Construction Partners, Inc. - Class A (b)	—	4
Continental Building Products Inc. (b)	1	19
Copart Inc. (b)	4	331
Cornerstone Building Brands, Inc. (b)	2	10
CoStar Group, Inc. (b)	1	436
Covanta Holding Corporation	3	45
Covenant Transportation Group, Inc. - Class A (b)	—	4
Crane Co.	1	85
CSW Industrials Inc.	—	24
CSX Corp.	17	1,290
Cubic Corp.	1	44
Cummins Inc.	3	553
Curtiss-Wright Corp.	1	112
Daseke Companies, Inc. (b)	1	4
Deere & Co.	7	1,083
Delta Air Lines Inc.	4	206
Deluxe Corp.	1	39
Donaldson Co. Inc.	3	142
Douglas Dynamics, Inc.	1	21
Dover Corp.	3	313
Ducommun Inc. (b)	—	11
DXP Enterprises Inc. (b)	—	12
Dycom Industries Inc. (b)	1	39
Eaton Corporation Public Limited Company	9	758
Echo Global Logistics, Inc. (b)	1	15
Elance, Inc. (b)	1	20
EMCOR Group, Inc.	1	106
Emerson Electric Co.	13	881
Encore Wire Corp.	—	28
Energy Recovery, Inc. (a) (b)	1	9
EnerSys	1	64
Ennis Inc.	1	12
EnPro Industries, Inc.	—	26
Equifax Inc.	3	352
ESCO Technologies Inc.	1	45
Evoqua Water Technologies Corp. (b)	2	26
Expeditors International of Washington Inc.	4	281
Exponent, Inc.	1	64
Fastenal Co.	12	403
Federal Signal Corp.	1	33
FedEx Corporation	5	875
Flowserve Corporation	3	151
Fluor Corp.	3	101
Forrester Research Inc.	—	11
Fortive Corporation	6	527
Fortune Brands Home & Security, Inc.	3	171
Forward Air Corp.	1	36
Foundation Building Materials Inc. (b)	—	6
Franklin Electric Co. Inc.	1	40
FTI Consulting Inc. (b)	1	67
Gardner Denver Investments, Inc. (b)	3	96
Gates Industrial Corporation PLC (b)	1	15
	Shares/Par[1]	Value ($)
GATX Corp.	1	60
Genco Shipping & Trading Limited (b)	—	1
Generac Holdings Inc. (b)	1	92
General Dynamics Corp.	5	958
General Electric Co.	187	1,967
Genesee & Wyoming Inc. - Class A (b)	1	123
Gibraltar Industries Inc. (b)	1	27
GMS Inc. (b)	1	16
Gorman-Rupp Co.	—	13
Graco Inc.	4	177
GrafTech International Ltd.	2	19
Granite Construction Inc.	1	48
Great Lakes Dredge & Dock Corp. (b)	1	12
Greenbrier Cos. Inc.	1	23
Griffon Corp.	1	15
H&E Equipment Services Inc.	1	18
Harris Corp.	3	485
Harsco Corp. (b)	2	47
Hawaiian Holdings Inc.	—	9
HD Supply Holdings, Inc (b)	4	157
Healthcare Services Group Inc. (a)	2	48
Heartland Express Inc.	1	16
HEICO Corp.	1	125
HEICO Corp. - Class A	2	167
Heidrick & Struggles International Inc.	—	13
Helios Technologies, Inc. (c)	1	31
Herc Holdings Inc. (b) (c)	1	23
Heritage-Crystal Clean, LLC (b)	—	8
Herman Miller Inc.	1	59
Hertz Global Holdings, Inc. (b)	1	16
Hexcel Corp.	2	150
Hillenbrand Inc.	1	53
HNI Corp.	1	32
Honeywell International Inc.	16	2,740
HUB Group Inc. - Class A (b)	1	29
Hubbell Inc.	1	155
Huntington Ingalls Industries Inc.	1	199
Huron Consulting Group Inc. (b)	—	23
Hyster-Yale Materials Handling Inc. - Class A	—	10
ICF International, Inc.	—	29
IDEX Corporation	2	281
Illinois Tool Works Inc.	7	1,064
Ingersoll-Rand Public Limited Company	5	663
Insperity, Inc.	1	103
Insteel Industries, Inc.	—	8
Interface Inc.	1	22
ITT Industries Holdings, Inc.	2	125
Jacobs Engineering Group Inc.	3	254
JB Hunt Transport Services Inc.	2	174
JELD-WEN Holding, Inc. (b)	1	31
John Bean Technologies Corp.	1	82
Johnson Controls International Public Limited Company	17	711
Kadant Inc.	—	20
Kaman Corp.	1	36
Kansas City Southern	2	265
KAR Auction Services, Inc.	3	71
Kelly Services Inc. - Class A	1	20
Kennametal Inc.	2	66
Kforce Inc.	1	19
Kimball International Inc. - Class B	1	14
Kirby Corp. (b)	—	25
Knight-Swift Transportation Holdings Inc. - Class A	3	91
Knoll Inc.	1	23
Korn Ferry	1	49
Kratos Defense & Security Solutions, Inc. (b)	2	42
L3 Technologies Inc.	2	420
Landstar System Inc.	1	93
Lennox International Inc.	1	212
Lincoln Electric Holdings Inc.	1	108
Lindsay Corp.	—	21
Lockheed Martin Corp.	5	1,990
Lydall Inc. (b)	—	8
Macquarie Infrastructure Corporation	2	67
Manitowoc Co. Inc. (b)	1	13

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

190

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ManpowerGroup Inc.	1	127
Marten Transport Ltd.	1	17
Masco Corp.	6	249
Masonite International Corp. (b)	1	29
MasTec Inc. (b)	1	68
Matson Intermodal - Paragon, Inc.	—	8
Matthews International Corp. - Class A	1	22
McGrath RentCorp	1	31
Mercury Systems Inc. (b)	1	82
Meritor, Inc. (b)	2	40
Middleby Corp. (b)	1	165
Milacron Holdings Corp. (b)	2	22
Mistras Group, Inc. (b)	1	7
Mobile Mini, Inc.	1	28
Moog Inc. - Class A	1	63
MRC Global Inc. (b)	2	31
MSA Safety Inc.	1	82
MSC Industrial Direct Co. - Class A	1	71
Mueller Industries Inc.	1	33
Mueller Water Products Inc. - Class A	3	32
Multi-Color Corp.	—	17
MYR Group Inc. (b)	—	13
National Presto Industries Inc. (a)	—	10
Navigant Consulting, Inc.	1	20
Navistar International Corporation (b)	1	32
Nielsen Holdings plc	8	171
NN Inc.	1	8
Nordson Corp.	1	159
Norfolk Southern Corp.	6	1,146
Northrop Grumman Systems Corp.	3	1,121
Now, Inc. (b)	2	33
NV5 Global, Inc. (b)	—	17
Nvent Electric Public Limited Company	3	84
Old Dominion Freight Line Inc.	1	207
Omega Flex Inc.	—	5
Oshkosh Corp.	2	128
Owens Corning Inc.	2	139
PACCAR Inc.	8	537
Parker Hannifin Corp.	3	475
Park-Ohio Holdings Corp.	—	6
Patrick Industries Inc. (b)	1	27
Pentair Public Limited Company	4	132
PGT Innovations, Inc. (b)	1	20
Pitney Bowes Inc.	4	19
Plug Power Inc. (a) (b)	5	10
Powell Industries Inc.	—	10
Primoris Services Corporation	1	17
Proto Labs Inc. (b)	1	62
Quad/Graphics Inc. - Class A (a)	1	5
Quanex Building Products Corp.	1	13
Quanta Services, Inc.	3	118
Raven Industries Inc.	1	26
Raytheon Co.	6	1,055
RBC Bearings Incorporated (b)	1	88
Regal-Beloit Corp.	1	74
Republic Services Inc.	5	421
Resideo Technologies, Inc. (b)	3	58
Resources Connection, Inc.	1	11
REV Group Inc.	1	10
Rexnord Corporation (b)	2	69
Robert Half International Inc.	3	148
Rockwell Automation Inc.	3	423
Rollins Inc.	3	115
Roper Industries Inc.	2	816
RR Donnelley & Sons Co.	1	2
Rush Enterprises Inc. - Class A	1	21
Rush Enterprises Inc. - Class B	—	3
Ryder System Inc.	1	67
Saia, Inc. (b)	1	34
Schneider National, Inc. - Class B	1	22
Sensata Technologies Holding PLC (b)	4	171
Simpson Manufacturing Co. Inc.	1	58
SiteOne Landscape Supply, Inc. (a) (b)	1	56
SkyWest Inc.	—	16
Snap-On Inc.	1	197
	Shares/Par[1]	Value ($)
Southwest Airlines Co.	3	153
SP Plus Corporation (b)	1	16
Spartan Motors Inc.	1	10
Spirit Aerosystems Holdings Inc. - Class A	2	183
Spirit Airlines Inc. (b)	—	16
SPX Corp. (b)	1	29
SPX Flow, Inc. (b)	1	39
Standex International Corp.	—	19
Stanley Black & Decker Inc.	3	473
Steelcase Inc. - Class A	2	31
Stericycle Inc. (a) (b)	2	93
Stock Building Supply Holdings, LLC (b)	1	30
SunRun Inc. (b)	2	28
Team Inc. (b)	1	11
Teledyne Technologies Inc. (b)	1	212
Tennant Co.	—	25
Terex Corp.	2	48
Tetra Tech, Inc.	1	93
Textron Inc.	5	268
The Boeing Company	12	4,207
Thermon Group Holdings, Inc. (b)	1	19
Timken Co.	1	74
Titan International, Inc.	1	6
Titan Machinery Inc. (b)	—	9
Toro Co.	2	155
TPI Composites, Inc. (b)	1	16
TransDigm Group Inc. (b)	1	497
TransUnion	4	295
Trex Company, Inc. (b)	1	90
TriMas Corp. (b)	1	30
TriNet Group Inc. (b)	1	66
Trinity Industries Inc.	3	53
Triton Container International Limited - Class A	1	39
Triumph Group Inc.	1	27
TrueBlue, Inc. (b)	1	18
Tutor Perini Corp. (b)	1	14
UniFirst Corp.	—	63
Union Pacific Corp.	16	2,632
United Airlines Holdings Inc. (b)	1	127
United Parcel Service Inc. - Class B	15	1,546
United Rentals Inc. (b)	2	225
United Technologies Corp.	18	2,294
Universal Forest Products Inc.	1	50
Universal Logistics Holdings, Inc.	—	6
US Ecology, Inc.	—	28
Valmont Industries Inc.	1	62
Verisk Analytics, Inc.	3	488
Veritiv Corp. (b)	—	4
Viad Corp	—	31
Vicor Corp. (b)	—	14
VSE Corp.	—	6
Wabash National Corp.	1	18
WABCO Holdings Inc. (b)	1	149
Wabtec Corp. (a)	3	244
WageWorks Inc. (b)	1	43
Waste Connections, Inc. (c)	6	544
Waste Management, Inc.	9	1,051
Watsco Inc.	1	114
Watts Water Technologies Inc. - Class A	1	58
Welbilt Inc. (b)	3	47
Werner Enterprises Inc.	1	31
Wesco Aircraft Holdings Inc. (b)	1	14
WESCO International, Inc. (b)	1	49
Willdan Group, Inc. (b)	—	9
Willscot Corp. (b)	1	20
Woodward Governor Co.	1	138
WW Grainger Inc.	1	274
XPO Logistics Inc. (b)	2	138
Xylem Inc.	4	324
YRC Worldwide Inc. (b)	1	2
		61,974
Information Technology 0.9%
ASGN Incorporated (b)	1	69
IHS Markit Ltd. (b)	8	522

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

191

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Systemax Inc.	—	6
		597
Communication Services 0.3%
Uber Technologies, Inc. (a) (b)	4	182
Consumer Discretionary 0.2%
IAA Spinco Inc. (b)	3	110
Materials 0.1%
Univar Inc. (b)	3	65
Utilities 0.0%
Vivint Solar, Inc. (b)	1	6
Total Common Stocks (cost $60,913)		62,934
INVESTMENT COMPANIES 0.1%
Vanguard Industrials Index Fund	—	54
Total Investment Companies (cost $54)		54
RIGHTS 0.0%
Hertz Global Holdings, Inc. (a) (b) (c)	1	2
Total Rights (cost $0)		2
SHORT TERM INVESTMENTS 1.0%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	297	297
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	275	275
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	35	35
Total Short Term Investments (cost $607)		607
Total Investments 100.2% (cost $61,574)		63,597
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.2)%		(130)
Total Net Assets 100.0%		63,470

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon International Index Fund
COMMON STOCKS 98.2%
Japan 23.4%
ABC-Mart Inc.	4	247
Acom Co. Ltd.	44	160
Advantest Corporation	26	724
AEON Co. Ltd.	84	1,438
AEON Financial Service Co. Ltd.	14	231
AEON Mall Co. Ltd.	14	209
Air Water Inc.	18	305
Aisin Seiki Co. Ltd.	20	697
Ajinomoto Co. Inc.	57	990
Alfresa Holdings Corp.	24	584
All Nippon Airways Co. Ltd.	15	487
ALPS Alpine Co. Ltd.	26	441
Amada Co. Ltd.	43	483
Aozora Bank, Ltd. (a)	15	367
Asahi Breweries Ltd. (a)	46	2,067
Asahi Glass Co. Ltd. (a)	24	824
Asahi Intecc Co., Ltd.	24	593
Asahi Kasei Corp.	158	1,687
Astellas Pharma Inc.	238	3,390
Bandai Namco Holdings Inc.	25	1,210
Bank of Kyoto Ltd.	7	279
Benesse Holdings Inc.	9	212
Bridgestone Corp. (a)	71	2,789
Brother Industries Ltd.	27	515
Calbee,Inc.	11	283
	Shares/Par[1]	Value ($)
Canon Inc. (a)	126	3,683
Casio Computer Co. Ltd.	25	311
Central Japan Railway Co.	18	3,648
China Bank Ltd.	73	355
Chubu Electric Power Co. Inc.	83	1,168
Chugai Pharmaceutical Co. Ltd.	27	1,798
Chugoku Electric Power Co. Inc. (a)	34	425
Coca-Cola Bottlers Japan Holdings Inc.	16	405
Concordia Financial Group, Ltd.	134	502
Credit Saison Co. Ltd.	20	230
CyberAgent Inc.	13	472
Dai Nippon Printing Co. Ltd.	30	638
Daicel Corp.	35	316
Daifuke Co. Ltd.	12	700
Dai-ichi Life Holdings, Inc.	137	2,068
Daiichi Sankyo Company, Ltd	71	3,738
Daikin Industries Ltd.	31	4,116
Dainippon Sumitomo Pharma Co. Ltd.	20	378
Daito Trust Construction Co. Ltd.	9	1,185
Daiwa House Industry Co. Ltd.	72	2,090
Daiwa House REIT Investment Corporation	—	546
Daiwa Securities Group Inc.	189	831
Denso Corp.	55	2,309
Dentsu Inc. (a)	27	929
Disco Corp.	4	577
East Japan Railway Co.	39	3,616
Eisai Co. Ltd.	32	1,812
Electric Power Development Co., Ltd.	18	408
FamilyMart UNY Holdings Co. Ltd.	32	764
Fanuc Ltd.	24	4,527
Fast Retailing Co. Ltd.	7	4,485
Fuji Electric Holdings Co. Ltd.	16	547
FUJIFILM Holdings Corp.	45	2,268
Fujitsu Ltd.	25	1,717
Fukuoka Financial Group, Inc.	23	425
GMO Payment Gateway, Inc.	6	386
Hakuhodo DY Holdings Incorporated	30	508
Hamamatsu Photonics KK	19	722
Hankyu Hanshin Holdings Inc.	28	1,022
Hikari Tsushin Inc.	3	568
Hino Motors Ltd.	33	281
Hirose Electric Co. Ltd.	4	490
Hisamitsu Pharmaceutical Co. Inc.	7	257
Hitachi Chemical Co. Ltd.	12	334
Hitachi Construction Machinery Co. Ltd.	13	347
Hitachi High-Technologies Corp.	8	428
Hitachi Ltd.	122	4,475
Hitachi Metals Ltd.	25	289
Honda Motor Co. Ltd.	205	5,316
Hoshizaki Corporation	7	500
Hoya Corp.	48	3,697
Hulic Co. Ltd. (a)	36	290
Idemitsu Kosan Co., Ltd.	26	781
IHI Corp.	18	435
Iida Group Holdings Co., Ltd.	18	286
Inpex Corporation	128	1,157
Isetan Mitsukoshi Holdings Ltd.	41	333
Isuzu Motors Ltd.	72	824
ITOCHU Corp.	170	3,256
ITOCHU Techno-Solutions Corporation	13	341
J.Front Retailing Co., Ltd.	30	345
Japan Airlines Co., Ltd	14	441
Japan Airport Terminal Co. Ltd. (a)	7	299
Japan Exchange Group Inc.	63	1,011
Japan Post Bank Co., Ltd.	49	496
JAPAN POST HOLDINGS Co., Ltd.	199	2,255
Japan Prime Realty Investment Corp.	—	429
Japan Real Estate Investment Corp.	—	980
Japan Retail Fund Investment Corp.	—	675
Japan Tobacco Inc. (a)	151	3,339
JFE Holdings Inc.	61	904
JGC Corp.	26	357
JS Group Corp.	32	514
JSR Corp.	23	369
JTEKT Corp.	27	332

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

192

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
JXTG Holdings, Inc.	408	2,035
Kajima Corp.	55	751
Kakaku.com Inc.	16	313
Kamigumi Co. Ltd.	12	295
Kaneka Corp.	7	249
Kansai Electric Power Co. Inc.	88	1,006
Kansai Paint Co. Ltd.	21	439
Kao Corp. (a)	62	4,708
Kawasaki Heavy Industries Ltd.	17	408
KDDI Corp.	223	5,676
Keihan Holdings Co. Ltd.	12	541
Keikyu Corp.	27	460
Keio Corp.	13	831
Keisei Electric Railway Co. Ltd.	16	567
Keyence Corp.	11	7,090
Kikkoman Corp.	19	832
Kintetsu Corp.	21	1,016
Kirin Holdings Co. Ltd.	104	2,242
Kobayashi Pharmaceutical Co. Ltd.	6	452
Kobe Steel Ltd.	38	248
Koito Manufacturing Co. Ltd.	13	697
Komatsu Ltd.	117	2,820
Konami Corp.	12	568
Konica Minolta Holdings Inc.	55	539
Kose Corp.	4	690
Kubota Corp. (a)	132	2,212
Kuraray Co. Ltd. (a)	37	449
Kurita Water Industries Ltd.	12	294
Kyocera Corp.	41	2,660
Kyowa Kirin Co., Ltd.	30	545
Kyushu Electric Power Co. Inc.	46	449
Kyushu Railway Company	20	569
Lawson Inc.	6	292
Line Corporation (b)	8	210
Lion Corp.	27	502
M3, Inc.	52	960
Makita Corp.	27	938
Marubeni Corp.	195	1,296
Marui Group Co. Ltd.	25	514
Maruichi Steel Tube Ltd.	7	181
Mazda Motor Corp.	69	721
McDonald's Holdings Co. Japan Ltd. (a)	8	353
Mebuki Financial Group, Inc.	112	291
Medipal Holdings Corp.	24	537
Meiji Holdings Co., Ltd.	14	1,016
Mercari, Inc. (b)	10	274
Minebea Mitsumi Inc.	45	765
MISUMI Group Inc.	35	883
Mitsubishi Chemical Holdings Corporation	160	1,118
Mitsubishi Corp.	170	4,497
Mitsubishi Electric Corp.	230	3,039
Mitsubishi Estate Co. Ltd.	150	2,788
Mitsubishi Gas Chemical Co. Inc.	20	262
Mitsubishi Heavy Industries Ltd.	41	1,784
Mitsubishi Materials Corp.	14	391
Mitsubishi Motors Corp.	81	386
Mitsubishi Tanabe Pharma Corp.	28	312
Mitsubishi UFJ Financial Group Inc.	1,549	7,368
Mitsubishi UFJ Lease & Finance Co. Ltd.	55	290
Mitsui & Co. Ltd.	209	3,402
Mitsui Chemicals Inc.	22	549
Mitsui Fudosan Co. Ltd.	113	2,744
Mitsui OSK Lines Ltd.	14	344
Mizuho Financial Group Inc.	3,042	4,411
MonotaRO Co., Ltd.	17	417
MS&AD Insurance Group Holdings, Inc.	60	1,907
Murata Manufacturing Co. Ltd.	72	3,266
Nabtesco Corp. (a)	15	405
Nagoya Railroad Co. Ltd.	24	659
NEC Corp.	31	1,208
NEC Electronics Corp. (b)	101	504
NEXON Co.,Ltd. (b)	60	867
NGK Insulators Ltd.	34	500
NGK Spark Plug Co. Ltd.	19	365
Nidec Corp.	28	3,871
	Shares/Par[1]	Value ($)
Nikon Corp.	39	560
Nintendo Co. Ltd.	14	5,258
Nippon Building Fund Inc. (a)	—	1,130
Nippon Electric Glass Co. Ltd. (a)	10	256
Nippon Express Co. Ltd.	11	565
Nippon Meat Packers Inc.	11	458
Nippon Paint Co. Ltd. (a)	18	710
Nippon Steel Corporation	100	1,723
Nippon Telegraph & Telephone Corp.	81	3,789
Nippon Yusen KK	20	318
Nissan Chemical Industries Ltd.	17	751
Nissan Motor Co. Ltd.	293	2,100
Nisshin Seifun Group Inc.	24	555
Nissin Foods Holdings Co. Ltd.	9	548
Nitori Co. Ltd.	10	1,327
Nitto Denko Corp.	19	960
Nomura Holdings Inc.	411	1,449
Nomura Real Estate Holdings, Inc.	16	342
Nomura Real Estate Master Fund. Inc.	—	739
Nomura Research Institute Ltd.	44	711
NSK Ltd.	44	390
NTT Data Corp.	78	1,048
NTT DoCoMo Inc.	168	3,925
Obayashi Corp.	80	790
Obic Co. Ltd.	8	931
Odakyu Electric Railway Co. Ltd.	36	890
OJI Holdings Corp.	106	614
Olympus Corp.	145	1,617
Omron Corp.	24	1,256
Ono Pharmaceutical Co. Ltd.	47	851
Oracle Corp. Japan	5	373
Oriental Land Co. Ltd.	25	3,126
ORIX Corp.	168	2,505
Osaka Gas Co. Ltd.	49	854
Otsuka Corp.	13	523
Otsuka Holdings Co., Ltd. (a)	49	1,594
Pan Pacific International Holdings Corporation	14	870
Panasonic Corp.	279	2,329
Park24 Co. Ltd.	14	331
PeptiDream Inc. (b)	12	631
Persol Holdings Co., Ltd.	22	512
Pigeon Corp.	14	572
Pola Orbis Holdings Inc.	12	322
Prologis	—	606
Rakuten Inc.	107	1,274
Recruit Holdings Co., Ltd.	150	5,010
Resona Holdings Inc.	261	1,089
Ricoh Co. Ltd.	83	828
Rinnai Corp.	4	254
Rohm Co. Ltd.	12	776
Ryohin Keikaku Co. Ltd.	3	542
Sankyo Co. Ltd.	5	183
Santen Pharmaceutical Co. Ltd.	45	748
SBI Holdings Inc.	29	718
Secom Co. Ltd.	26	2,285
Sega Sammy Holdings Inc.	21	259
Seibu Holdings Inc.	25	426
Seiko Epson Corp.	34	543
Sekisui Chemical Co. Ltd.	47	701
Sekisui House Ltd.	77	1,280
Seven & I Holdings Co., Ltd.	95	3,219
Seven Bank, Ltd.	68	177
SG Holdings Co., Ltd.	19	547
Sharp Corp.	26	288
Shimadzu Corp.	28	678
Shimamura Co. Ltd.	3	194
Shimano Inc.	9	1,356
Shimizu Corp.	72	598
Shin-Etsu Chemical Co. Ltd.	46	4,278
Shinsei Bank Ltd.	21	330
Shionogi & Co. Ltd.	33	1,919
Shiseido Co. Ltd.	50	3,813
Shizuoka Bank Ltd.	56	412
Showa Denko KK (a)	16	476
SMC Corp.	7	2,661

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

193

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SoftBank Corporation	208	2,701
SoftBank Group Corp.	208	9,978
Sohgo Security Services Co. Ltd.	9	402
Sompo Holdings, Inc.	43	1,656
Sony Corp.	160	8,379
Sony Financial Holdings Inc.	19	454
Stanley Electric Co. Ltd.	16	399
Subaru Corp. NPV	78	1,902
SUMCO Corporation (a)	30	355
Sumitomo Chemical Co. Ltd.	185	861
Sumitomo Corp.	150	2,285
Sumitomo Electric Industries Ltd.	94	1,239
Sumitomo Heavy Industries Ltd.	13	462
Sumitomo Metal Mining Co. Ltd.	29	870
Sumitomo Mitsui Financial Group Inc.	167	5,921
Sumitomo Mitsui Trust Holdings Inc.	41	1,504
Sumitomo Realty & Development Co. Ltd.	41	1,477
Sumitomo Rubber Industries Inc.	20	230
Sundrug Co. Ltd.	9	241
Suntory Beverage & Food Limited (a)	17	748
Suzuken Co. Ltd.	9	543
Suzuki Motor Corp.	47	2,196
Sysmex Corp.	21	1,362
T&D Holdings Inc.	69	754
Taiheiyo Cement Corp.	16	473
Taisei Corp.	25	910
Taisho Pharmaceutical Holdings Company Ltd.	5	362
Taiyo Nippon Sanso Corp.	16	332
Takeda Pharmaceutical Co. Ltd.	187	6,650
TDK Corp.	16	1,234
Teijin Ltd.	23	391
Terumo Corp.	82	2,442
THK Co. Ltd.	15	370
Tobu Railway Co. Ltd.	25	733
Toho Co. Ltd.	14	588
Toho Gas Co. Ltd.	9	328
Tohoku Electric Power Co. Inc.	52	531
Tokio Marine Holdings Inc.	82	4,095
Tokyo Century Corp.	6	233
Tokyo Electric Power Co. Holdings Inc. (b)	187	976
Tokyo Electron Ltd.	20	2,786
Tokyo Gas Co. Ltd.	49	1,166
Tokyu Corp.	62	1,105
Tokyu Fudosan Holdings Corporation	74	409
Toppan Printing Co. Ltd.	29	449
Toray Industries Inc.	173	1,317
Toshiba Corp.	69	2,156
Tosoh Corp.	31	437
TOTO Ltd.	17	680
Toyo Seikan Group Holdings Ltd.	18	348
Toyo Suisan Kaisha Ltd.	11	445
Toyoda Gosei Co. Ltd.	9	184
Toyota Industries Corp.	18	1,011
Toyota Motor Corp.	287	17,865
Toyota Tsusho Corp.	26	803
Trend Micro Inc.	17	735
TSURUHA Holdings ,Inc.	5	445
Unicharm Corp.	50	1,521
United Urban Investment Corp.	—	592
USS Co. Ltd.	28	563
Welcia Holdings Co.,Ltd.	5	212
West Japan Railway Co.	21	1,684
Yahoo! Japan Corp.	353	1,038
Yakult Honsha Co. Ltd.	15	870
Yamada Denki Co. Ltd. (a)	77	343
Yamaha Corp.	19	896
Yamaha Motor Co. Ltd.	36	641
Yamato Holdings Co. Ltd.	38	783
Yamazaki Baking Co. Ltd.	16	248
Yaskawa Electric Corp.	30	1,022
Yokogawa Electric Corp.	29	563
Yokohama Rubber Co. Ltd. (a)	15	276
ZOZO, Inc.	24	454
		416,491
	Shares/Par[1]	Value ($)
United Kingdom 14.2%
3i Group plc	121	1,718
Admiral Group PLC	23	656
Anglo American PLC	133	3,795
Antofagasta PLC	47	558
Ashtead Group Public Limited Company	61	1,741
Associated British Foods PLC	44	1,391
AstraZeneca PLC	159	13,026
Auto Trader Group PLC (c)	122	847
Aviva PLC	493	2,609
BAE Systems PLC	404	2,542
Barclays Plc	2,161	4,117
Barratt Developments P L C	125	909
BP P.L.C.	2,548	17,779
British American Tobacco P.L.C.	289	10,093
BT Group Plc	1,067	2,665
Bunzl Public Limited Company	42	1,105
Burberry Group Plc	53	1,260
Carnival Plc	21	913
Centrica PLC	699	777
Coca-Cola European Partners PLC (d)	29	1,635
Coca-Cola HBC AG	24	917
Compass Group PLC	200	4,791
Croda International Public Limited Company	16	1,040
DCC Public Limited Company	12	1,085
Diageo PLC	304	13,100
Direct Line Insurance Group plc	169	712
easyJet PLC	21	249
Evraz PLC	66	562
Experian PLC	115	3,475
Ferguson PLC	29	2,044
Fiat Chrysler Automobiles N.V.	135	1,878
Fresnillo PLC	28	305
G4S PLC	190	503
GlaxoSmithKline PLC	625	12,506
GVC Holdings PLC	77	635
Halma Public Limited Company	49	1,261
Hargreaves Lansdown PLC	35	863
HSBC Holdings PLC	2,521	21,045
Imperial Brands PLC	119	2,782
Informa Switzerland Limited	156	1,658
InterContinental Hotels Group PLC	21	1,407
Intertek Group Plc	20	1,407
Investec PLC	85	554
ITV Plc	451	618
J Sainsbury PLC	218	542
John Wood Group P.L.C.	81	466
Johnson Matthey PLC	24	1,020
Kingfisher Plc	268	729
Land Securities Group PLC	87	922
Legal & General Group PLC	753	2,580
Lloyds Banking Group PLC	8,982	6,467
London Stock Exchange Group PLC	40	2,765
Marks & Spencer Group Plc	240	642
Meggitt PLC	94	625
Melrose Holdings Limited	605	1,392
Merlin Entertainments PLC (c)	93	530
Micro Focus International PLC	43	1,121
Mondi plc	46	1,042
National Grid PLC	430	4,562
Next Plc	17	1,197
Ocado Group PLC (b)	59	880
Pearson PLC	97	1,012
Persimmon Public Limited Company	40	1,009
Prudential Public Limited Company (e)	326	7,123
Reckitt Benckiser Group PLC	89	7,029
Relx PLC	247	6,001
Rentokil Initial PLC	239	1,209
Rio Tinto PLC	143	8,888
Rolls-Royce Holdings plc (b)	216	2,303
RSA INSURANCE GROUP PLC	125	918
Schroders PLC	16	610
SEGRO Public Limited Company	134	1,243
Severn Trent PLC	29	754

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Smith & Nephew PLC	111	2,399
Smiths Group PLC	49	975
Spirax-Sarco Engineering PLC	10	1,116
SSE PLC	127	1,807
St. James's Place PLC	65	914
Standard Chartered PLC	355	3,220
Standard Life Aberdeen PLC	305	1,143
Taylor Wimpey PLC	405	812
Tesco PLC	1,234	3,551
The Berkeley Group Holdings PLC	16	749
The British Land Company Public Limited Company	115	790
The Royal Bank of Scotland Group Public Limited Company	611	1,707
The Sage Group PLC.	135	1,377
TUI AG	57	556
Unilever PLC	140	8,681
United Utilities Group PLC	86	856
Vodafone Group Public Limited Company	3,365	5,519
Weir Group PLC(The)	32	621
Whitbread PLC	23	1,327
WM Morrison Supermarkets P L C	310	793
WPP 2012 Limited	160	2,016
		252,043
France 10.3%
Accor SA	23	1,006
Aeroports de Paris	4	637
Alstom	20	944
Amundi (c)	8	527
Arkema	9	792
AtoS SE	12	1,018
AXA SA	244	6,418
Biomerieux SA	5	406
BNP Paribas SA	142	6,731
Bollore SA	104	461
Bouygues SA	29	1,066
Bureau Veritas	36	890
Capgemini SA	20	2,441
Carrefour SA	76	1,462
Casino Guichard Perrachon SA (a)	7	223
Cie de Saint-Gobain	61	2,371
Cie Generale d'Optique Essilor International SA	36	4,632
CNP Assurances SA	21	487
Compagnie Generale des Etablissements Michelin	22	2,734
Covivio	6	633
Credit Agricole SA	142	1,706
Danone (a)	78	6,577
Dassault Aviation SA	—	489
Dassault Systemes SA	16	2,590
EDENRED	30	1,534
Eiffage	10	965
Electricite de France (a)	74	932
Engie	231	3,495
Eurazeo SA	5	351
Eurofins Scientific SE (a)	1	650
Eutelsat Communications	23	428
Faurecia	10	444
Gecina SA	6	843
Getlink S.E.	54	872
Hermes International SCA	4	2,889
Icade SA	4	341
Iliad SA (a)	4	405
Imerys	4	232
Ingenico Group	7	640
IPSEN	5	639
JC Decaux SA	9	269
Kering SA	10	5,635
Klepierre	25	853
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	54	7,570
Legrand SA	34	2,472
L'Oreal SA	32	9,042
LVMH Moet Hennessy Louis Vuitton SE (a)	35	14,882
Natixis	117	472
Orange SA	252	3,965
Pernod-Ricard SA	27	4,933
	Shares/Par[1]	Value ($)
Peugeot SA	74	1,813
Publicis Groupe SA	27	1,430
Remy Cointreau SA (a)	3	402
Renault SA	24	1,512
Safran	41	6,048
Sanofi SA	141	12,212
Sartorius Stedim Biotech	3	531
Schneider Electric SE (b)	69	6,285
SCOR	20	889
SEB SA	3	526
Societe BIC SA	3	226
Societe Generale SA	97	2,452
Sodexo SA	11	1,318
SUEZ	42	613
Teleperformance	7	1,445
Thales SA	13	1,616
Total SA	299	16,759
Ubisoft Entertainment (b)	10	800
Valeo	30	972
Veolia Environnement	67	1,627
VINCI	64	6,561
Vivendi SA	115	3,176
Wendel SA	4	507
Worldline (b)	10	724
		183,438
Switzerland 9.4%
ABB Ltd.	232	4,667
Adecco Group AG	20	1,189
Alcon AG (b)	54	3,327
Baloise Holding AG	6	1,120
Barry Callebaut AG	—	558
Clariant AG	24	477
Compagnie Financiere Richemont SA	66	5,574
Credit Suisse Group AG	322	3,849
Dufry AG	5	433
EMS-Chemie Holding AG	1	694
Geberit AG	5	2,191
Givaudan SA	1	3,298
Glencore PLC	1,402	4,876
Julius Bar Gruppe AG	28	1,242
Kühne + Nagel International AG	7	999
LafargeHolcim Ltd.	64	3,121
Lindt & Spruengli AG	—	1,056
Lonza Group AG	9	3,183
Nestle SA	385	39,850
Novartis AG	273	24,879
Pargesa Holding SA	5	381
Partners Group Holding AG	2	1,796
Roche Holding AG	88	24,870
Schindler Holding AG	3	558
SGS SA	1	1,701
Sika AG	16	2,756
Sonova Holding AG	7	1,612
STMicroelectronics NV	85	1,516
Straumann Holding AG	1	1,173
Swatch Group AG	7	392
Swatch Group AG	4	1,037
Swiss Life Holding AG	4	2,152
Swiss Prime Site AG	9	821
Swiss Re AG	38	3,905
Swisscom AG (a)	3	1,624
Temenos Group AG	8	1,465
UBS Group AG	486	5,775
Vifor Pharma Management AG	6	818
Zurich Insurance Group AG	19	6,623
		167,558
Germany 8.1%
1&1 Drillisch AG	6	215
Adidas AG	23	7,020
Allianz SE	53	12,884
ATF Netherlands B.V.	96	796
Axel Springer SE	6	455
BASF SE	116	8,422
Bayer AG	117	8,120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

195

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bayerische Motoren Werke AG	42	3,093
Beiersdorf AG	12	1,479
Brenntag AG	19	933
Carl Zeiss Meditec AG	5	532
Ceconomy AG	22	402
Continental AG	14	2,025
Covestro AG (c)	22	1,099
Daimler AG	115	6,369
Delivery Hero SE (b) (c)	14	617
Deutsche Bank AG	250	1,926
Deutsche Boerse AG	24	3,398
Deutsche Lufthansa AG	29	501
Deutsche Post AG	125	4,102
Deutsche Telekom AG	420	7,266
Deutsche Wohnen Service Merseburg GmbH	44	1,629
Dresdner Bank AG	125	900
E.ON SE	278	3,020
Evonik Industries AG	23	657
Fraport AG Frankfurt Airport Services Worldwide	5	454
Fresenius Medical Care AG & Co. KGaA	27	2,149
Fresenius SE & Co. KGaA	53	2,856
GEA Group AG	19	546
Hannover Rueck SE	8	1,214
HeidelbergCement AG	19	1,506
Henkel AG & Co. KGaA	13	1,166
Hochtief AG	3	360
Hugo Boss AG	8	516
Infineon Technologies AG	157	2,765
innogy SE	18	791
Kion Group AG	8	509
Knorr - Bremse Aktiengesellschaft	6	697
LANXESS Aktiengesellschaft	11	640
Merck KGaA	16	1,688
MTU Aero Engines AG	6	1,548
Muenchener Rueckversicherungs AG	19	4,731
Puma SE	11	733
RTL Group SA	5	263
RWE AG	70	1,719
SAP SE	124	16,988
Siemens AG	96	11,460
Siemens Healthineers AG (c)	18	760
Symrise AG	16	1,583
Telefonica Deutschland Holding AG	108	302
ThyssenKrupp AG	50	732
Uniper SE	25	767
United Internet AG	15	504
Volkswagen AG	4	675
Vonovia SE	62	2,965
Wirecard AG	14	2,456
Zalando SE (b) (c)	15	675
		144,578
Australia 7.4%
AGL Energy Limited	82	1,149
Alumina Ltd.	315	517
AMP Ltd.	361	537
APA Group	147	1,113
Aristocrat Leisure Ltd.	72	1,547
ASX Ltd.	25	1,440
Aurizon Holdings Limited	258	980
AusNet Services Holdings Pty Ltd	213	280
Australia & New Zealand Banking Group Ltd.	360	7,127
Bank of Queensland Ltd.	48	322
Bendigo and Adelaide Bank Ltd.	59	480
BHP Group Plc	371	10,718
BHP Group PLC	266	6,805
BlueScope Steel Ltd.	64	542
Boral Ltd.	144	517
Brambles Limited	199	1,797
Caltex Australia Ltd.	32	559
Challenger Financial Services Group Ltd.	67	313
CIMIC Group Limited	12	376
Coca-Cola Amatil Ltd.	60	433
Cochlear Ltd.	7	1,042
Coles Group Limited (b)	142	1,327
	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia	223	12,948
Computershare Ltd.	60	679
Crown Resorts Limited	46	403
CSL Ltd.	57	8,623
DEXUS Funds Management Limited	141	1,283
Domino's Pizza Enterprises Limited (a)	8	209
Flight Centre Ltd.	7	193
Fortescue Metals Group Ltd.	172	1,091
Goodman Funding Pty Ltd	202	2,136
GPT Group	227	981
Harvey Norman Holdings Ltd. (a)	66	190
Incitec Pivot Ltd.	200	477
Insurance Australia Group Ltd.	289	1,673
LendLease Corp. Ltd.	70	637
Macquarie Group Limited	41	3,586
Medibank Private Limited	340	831
Mirvac Group	507	1,113
National Australia Bank Ltd.	350	6,562
Newcrest Mining Ltd.	96	2,155
Oil Search Ltd.	171	851
Orica Ltd.	46	657
Origin Energy Ltd.	220	1,128
QBE Insurance Group Ltd.	171	1,417
Ramsay Health Care Ltd.	17	882
REA Group Ltd.	7	470
Rio Tinto Ltd.	47	3,422
Santos Ltd.	220	1,099
Scentre Group Limited	678	1,826
SEEK Limited	43	638
Sonic Health Care Ltd.	58	1,109
South32 Limited	650	1,449
Stockland	313	915
Suncorp Group Ltd.	162	1,531
Sydney Airport Corporation Limited	145	819
Tabcorp Holdings Ltd.	246	769
Telstra Corp. Ltd.	510	1,378
TPG Telecom Ltd.	45	203
Transurban Group	338	3,500
Treasury Wine Estates Limited	90	940
Vicinity Centres RE Ltd	406	699
Washington H Soul Pattinson & Co. Ltd.	14	222
Wesfarmers Ltd.	143	3,627
Westpac Banking Corp.	434	8,645
Woodside Petroleum Ltd.	118	3,021
Woolworths Group Ltd.	159	3,698
WorleyParsons Ltd.	39	406
		131,012
Netherlands 6.1%
ABN AMRO Group N.V. - CVA (c)	53	1,130
Adyen B.V. (b) (c)	1	991
Aegon NV (a)	227	1,127
Airbus SE	73	10,402
Akzo Nobel N.V.	28	2,641
ASML Holding	54	11,180
CNH Industrial N.V.	128	1,310
Heineken Holding N.V.	14	1,507
Heineken NV	33	3,649
ING Groep N.V.	490	5,683
Koninklijke Ahold Delhaize N.V.	149	3,353
Koninklijke DSM N.V.	23	2,828
Koninklijke KPN NV	457	1,402
Koninklijke Philips Electronics NV	117	5,077
Koninklijke Vopak NV	9	396
NN Group N.V. (a)	38	1,538
NXP Semiconductors N.V.	37	3,640
Randstad NV	15	813
Royal Dutch Shell PLC - Class A	557	18,193
Royal Dutch Shell PLC - Class B	471	15,437
Unibail-Rodamco SE	17	2,618
Unilever N.V. - CVA	183	11,170
Wolters Kluwer NV	35	2,573
		108,658
Hong Kong 3.7%
AIA Group Limited	1,519	16,427

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

196

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ASM Pacific Technology Ltd.	40	407
Bank of East Asia Ltd.	161	449
BOC Hong Kong Holdings Ltd.	468	1,842
CK Asset Holdings Limited	326	2,547
CK Hutchison Holdings Limited	340	3,352
CK Infrastructure Holdings Limited	80	653
CLP Holdings Ltd.	207	2,287
Dairy Farm International Holdings Ltd.	43	310
Galaxy Entertainment Group Ltd.	269	1,814
Hang Lung Properties Ltd.	269	641
Hang Seng Bank Ltd.	94	2,344
Henderson Land Development Co. Ltd.	181	995
HK Electric Investments Limited	354	363
HKT Trust	457	726
Hong Kong & China Gas Co. Ltd.	1,282	2,843
Hong Kong Exchanges & Clearing Ltd.	150	5,292
Hongkong Land Holdings Ltd.	146	943
Hysan Development Co. Ltd.	76	393
Jardine Matheson Holdings Ltd.	27	1,708
Kerry Properties Ltd.	82	347
Link Real Estate Investment Trust	266	3,277
Melco Resorts & Entertainment Ltd. - ADR	26	560
MGM China Holdings Limited (a)	112	191
MTR Corp.	188	1,267
New World Development Ltd.	787	1,230
NWS Holdings Ltd.	188	386
PCCW Ltd.	504	291
Power Assets Holdings Ltd.	170	1,224
Shangri-La Asia Ltd.	142	179
Sino Land Co.	377	633
SJM Holdings Limited	242	276
Sun Hung Kai Properties Ltd.	201	3,410
Swire Pacific Ltd. - Class A	61	758
Swire Properties Limited	145	586
Techtronic Industries Company Limited	171	1,313
Vitasoy International Holdings Ltd.	98	471
WH Group Limited (c)	1,167	1,186
Wharf Holdings Ltd.	149	396
Wharf Real Estate Investment Company Limited	151	1,068
Wheelock & Co. Ltd.	99	711
Yue Yuen Industrial Holdings Ltd.	89	244
		66,340
Spain 2.9%
ACS, Actividades de Construccion y Servicios, S.A.	31	1,241
AENA, S.M.E., S.A. (c)	8	1,671
Amadeus IT Group SA	55	4,392
Banco Bilbao Vizcaya Argentaria SA	840	4,695
Banco de Sabadell, S.A.	701	727
Banco Santander SA	2,043	9,463
Bankia, S.A.	160	378
Bankinter SA	83	573
CaixaBank, S.A.	449	1,285
Cellnex Telecom, S.A. (c)	25	937
Enagas SA	28	747
Endesa SA	39	1,015
Ferrovial, S.A.	60	1,542
Grifols, S.A. - Class A	37	1,099
Iberdrola, S.A.	739	7,365
Industria de Diseno Textil, S.A.	138	4,143
MAPFRE, S.A.	134	391
Naturgy Energy Group SA	37	1,029
Red Electrica Corporacion, S.A.	54	1,124
Repsol SA	172	2,706
Siemens Gamesa Renewable Energy, S.A.	28	471
Telefonica SA	589	4,837
		51,831
Sweden 2.6%
AB SKF - Class B	46	846
Aktiebolaget Electrolux - Class B	28	714
Aktiebolaget Industrivarden - Class C	21	458
Aktiebolaget Volvo - Class B	188	2,981
Alfa Laval AB	38	840
Assa Abloy AB - Class B	127	2,861
Atlas Copco Aktiebolag - Class A	85	2,716
	Shares/Par[1]	Value ($)
Atlas Copco Aktiebolag - Class B	49	1,396
Boliden AB	34	867
Epiroc Aktiebolag - Class A	82	852
Epiroc Aktiebolag - Class B	47	461
Essity Aktiebolag (publ) - Class B	77	2,354
Hennes & Mauritz AB - Class B	100	1,772
Hexagon Aktiebolag - Class B	32	1,796
Husqvarna Aktiebolag - Class B	54	501
ICA Gruppen Aktiebolag	11	470
Investor AB - Class B	58	2,765
Kinnevik AB - Class B	30	775
L E Lundbergforetagen AB - Series B	9	339
Lundin Petroleum AB	24	734
Nordea Bank Abp	383	2,782
Sandvik AB	143	2,617
Securitas AB - Class B	39	675
Skandinaviska Enskilda Banken AB - Class A	206	1,904
Skanska AB - Class B	43	773
Svenska Handelsbanken AB - Class A	194	1,918
Swedbank AB - Class A	113	1,703
Swedish Match AB	22	935
Tele2 AB - Class B	62	907
Telefonaktiebolaget LM Ericsson - Class B	387	3,677
Telia Co. AB	347	1,540
		45,929
Italy 2.1%
Assicurazioni Generali SpA	136	2,556
Atlantia SpA	62	1,615
Davide Campari-Milano S.p.A.	71	699
Enel SpA	1,024	7,154
ENI SpA	320	5,336
Exor Nederland N.V.	13	945
Ferrari N.V.	15	2,447
Finecobank Banca Fineco SPA	68	759
Intesa Sanpaolo SpA	1,877	4,018
Leonardo S.p.A.	50	630
Mediobanca SpA	82	840
Moncler S.p.A.	23	1,000
Pirelli & C. S.p.A. (c)	51	303
Poste Italiane - Societa' Per Azioni (c)	65	686
Prysmian S.p.A.	29	589
Recordati Industria Chimica E Farmaceutica S.p.A.	13	531
Snam Rete Gas SpA (a)	258	1,281
Telecom Italia SpA (a)	803	417
Telecom Italia SpA (b)	1,138	621
Terna – Rete Elettrica Nazionale S.p.A.	181	1,151
UniCredit S.p.A.	254	3,120
		36,698
Denmark 1.7%
A P Moller - Maersk A/S - Class A	—	541
A P Moller - Maersk A/S - Class B	1	991
Carlsberg A/S - Class B	13	1,769
Chr. Hansen Holding A/S	13	1,266
Coloplast A/S - Class B	15	1,675
Danske Bank A/S	83	1,317
Demant A/S (b)	14	430
DSV A/S	22	2,170
Genmab A/S (b)	8	1,454
H Lundbeck A/S	8	329
ISS A/S	19	564
Novo Nordisk A/S - Class B	217	11,051
Novozymes A/S - Class B	28	1,316
Orsted A/S (c)	24	2,038
Pandora A/S	13	476
Tryg A/S	15	484
Vestas Wind Systems A/S	25	2,141
		30,012
Singapore 1.3%
Ascendas REIT	304	702
CapitaLand Commercial Trust Management Limited	348	558
CapitaLand Ltd.	318	830
CapitaMall Trust	341	663
City Developments Ltd.	54	379
ComfortDelgro Corp. Ltd.	263	517

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

197

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
DBS Group Holdings Ltd.	226	4,339
Genting Singapore Limited	791	538
Golden Agri-Resources Ltd.	877	188
Jardine Cycle & Carriage Ltd.	12	323
Keppel Corporation Limited	181	891
Oversea-Chinese Banking Corporation Limited	403	3,389
Sembcorp Industries Ltd	115	206
Singapore Airlines Ltd.	68	466
Singapore Airport Terminal Services Ltd.	80	310
Singapore Exchange Ltd.	106	624
Singapore Press Holdings Ltd.	194	350
Singapore Technologies Engineering Ltd.	192	588
Singapore Telecommunications Limited	1,031	2,667
Suntec Real Estate Investment Trust	215	309
United Overseas Bank Ltd.	156	3,013
UOL Group Ltd.	59	327
Venture Corp. Ltd.	35	423
Wilmar International Limited	230	630
Yangzijiang Shipbuilding (Holdings) Ltd.	285	323
		23,553
Finland 1.0%
Elisa Oyj	18	855
Fortum Oyj	54	1,201
Kone Corporation - Class B	43	2,532
Metso Oyj	14	545
Neste Oyj	54	1,828
Nokia Oyj	710	3,535
Nokian Renkaat Oyj	15	482
Orion Oyj - Class B	12	446
Sampo Oyj - Class A	56	2,650
Stora Enso Oyj - Class R	71	838
UPM-Kymmene Oyj	67	1,777
Wartsila Oyj	54	782
		17,471
Belgium 1.0%
ageas SA/NV	22	1,164
Anheuser-Busch InBev (a)	96	8,501
Colruyt SA	7	413
Groupe Bruxelles Lambert SA	10	964
KBC Groep NV	32	2,070
Proximus	20	596
Solvay SA	9	960
Telenet Group Holding	5	301
UCB SA	15	1,282
Umicore	24	784
		17,035
Norway 0.7%
Aker BP ASA	14	400
DNB Bank ASA	122	2,263
Equinor ASA	127	2,496
Gjensidige Forsikring ASA	25	501
Mowi ASA	56	1,315
Norsk Hydro ASA	173	619
Orkla ASA	95	840
Schibsted ASA - Class B	12	314
Telenor ASA	93	1,977
Yara International ASA	22	1,072
		11,797
Israel 0.6%
Azrieli Group Ltd.	5	335
Bank Hapoalim BM	139	1,031
Bank Leumi Le-Israel BM	192	1,388
Check Point Software Technologies Ltd (b)	16	1,834
CyberArk Software Ltd. (b)	5	624
Elbit Systems Ltd.	3	427
Israel Chemicals Ltd.	91	476
Israel Discount Bank Ltd. - Class A	153	625
Mizrahi Tefahot Bank Ltd. (b)	17	384
Nice Ltd. (b)	8	1,066
Teva Pharmaceutical Industries Ltd. - ADR (b)	141	1,302
Wix.Com Ltd. (b)	6	799
		10,291
	Shares/Par[1]	Value ($)
Ireland 0.6%
AIB Group Public Limited Company	101	415
Bank of Ireland Group Public Limited Company	118	614
CRH Plc	103	3,354
Flutter Entertainment Public Limited Company	10	723
James Hardie Industries Public Limited Company - CDI	55	718
Kerry Group Plc - Class A	20	2,393
Kingspan Group Plc	19	1,025
Smurfit Kappa Funding Designated Activity Company	29	890
		10,132
New Zealand 0.2%
a2 Milk Co. Ltd. (b)	95	942
Auckland International Airport Limited	123	815
Fisher & Paykel Healthcare Corp.	71	738
Fletcher Building Ltd.	112	365
Meridian Energy Limited	153	489
Ryman Healthcare Ltd.	48	382
Spark New Zealand Ltd.	242	650
		4,381
Austria 0.2%
Andritz AG	9	342
Erste Group Bank AG	38	1,395
OMV AG	18	895
Raiffeisen Bank International AG	18	430
Verbund AG	8	432
Voestalpine AG	14	429
		3,923
Luxembourg 0.2%
ArcelorMittal	83	1,492
Millicom International Cellular SA - SDR	9	486
SES S.A. - FDR (a)	45	705
Tenaris SA	59	771
		3,454
United States of America 0.2%
AerCap Holdings N.V. (b)	16	839
Jardine Strategic Holdings Ltd.	28	1,052
Qiagen N.V. (b)	28	1,154
		3,045
Portugal 0.2%
Banco Espirito Santo SA (b) (d) (f)	413	—
Energias de Portugal SA	313	1,189
Galp Energia, SGPS, S.A.	63	963
Jeronimo Martins, SGPS, S.A.	34	542
		2,694
Macau 0.1%
Sands China Ltd.	302	1,446
Wynn Macau, Limited	197	442
		1,888
China 0.0%
BeiGene, Ltd. - ADR (b)	4	532
United Arab Emirates 0.0%
NMC Health PLC (a)	12	356
Malta 0.0%
BGP Holdings PLC (b) (d) (f)	479	—
Total Common Stocks (cost $1,541,460)		1,745,140
PREFERRED STOCKS 0.6%
Germany 0.5%
Bayerische Motoren Werke AG	7	442
Fuchs Petrolub SE	9	338
Henkel AG & Co. KGaA (g)	23	2,209
Porsche Automobil Holding SE (g)	19	1,241
Sartorius AG	5	947
Volkswagen AG (g)	23	3,947
		9,124
Switzerland 0.1%
Lindt & Spruengli AG (g)	—	981
Schindler Holding AG (g)	5	1,130
		2,111
Total Preferred Stocks (cost $10,652)		11,235

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

198

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
RIGHTS 0.0%
Spain 0.0%
ACS, Actividades de Construccion y Servicios, S.A. (b)	31	49
Repsol, S.A. (b)	172	96
Total Rights (cost $147)		145
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (h)	34,198	34,198
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (h)	10,592	10,592
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (i) (j)	920	916
Total Short Term Investments (cost $45,706)		45,706
Total Investments 101.4% (cost $1,597,965)		1,802,226
Other Derivative Instruments 0.0%		106
Other Assets and Liabilities, Net (1.4)%		(24,872)
Total Net Assets 100.0%		1,777,460

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $13,997 and 0.8%, respectively.

(d)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Investment in affiliate.

(f)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(g)  Convertible security.

(h)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(i)   All or a portion of the security is pledged or segregated as collateral.

(j)  The coupon rate represents the yield to maturity.

JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.5%
Materials 99.4%
AdvanSix Inc. (a)	1	18
Air Products and Chemicals, Inc.	6	1,249
AK Steel Holding Corporation (a) (b)	8	18
Albemarle Corporation	3	188
Alcoa Corporation (a)	5	109
Allegheny Technologies Incorporated (a)	3	80
AMCOR PLC (a) (c)	41	469
American Vanguard Corporation	1	11
Amyris, Inc. (a) (b)	1	3
AptarGroup, Inc.	2	197
Ashland Global Holdings Inc.	2	124
Avery Dennison Corporation	2	245
Axalta Coating Systems Ltd. (a)	5	155
Balchem Corporation	1	81
Ball Corporation	8	559
Berry Global Group, Inc. (a)	3	173
Boise Cascade Company	1	26
Cabot Corp.	1	71
Carpenter Technology Corp.	1	56
Celanese Corp. - Class A	3	347
Century Aluminum Co. (a)	1	9
CF Industries Holdings Inc.	6	262
Chase Corporation	—	20
Chemours Co.	4	101
Clearwater Paper Corporation (a)	—	7
Cleveland-Cliffs Inc. (b)	7	78
	Shares/Par[1]	Value ($)
Coeur d'Alene Mines Corp. (a)	5	21
Commercial Metals Co.	3	51
Compass Minerals International, Inc.	1	45
Corteva, Inc. (a)	19	559
Crown Holdings Inc. (a)	3	208
Domtar Corp. (c)	2	70
Dow Holdings Inc.	19	948
DuPont de Nemours, Inc	19	1,417
Eagle Materials Inc.	1	107
Eastman Chemical Co.	4	274
Ecolab Inc.	7	1,290
Element Solutions, Inc. (a)	6	59
Ferro Corp. (a)	2	32
FMC Corp.	3	276
Freeport-McMoRan Inc. - Class B	36	423
FutureFuel Corp.	1	8
GCP Applied Technologies Inc. (a)	2	36
Graphic Packaging Holding Co.	7	104
Greif Inc. - Class A	1	20
Greif Inc. - Class B	—	4
Hawkins Inc.	—	11
Haynes International Inc.	—	9
HB Fuller Co.	1	59
Hecla Mining Co.	12	21
Huntsman Corp.	5	108
Ingevity Corporation (a)	1	110
Innophos Holdings Inc	—	14
Innospec Inc.	1	56
International Flavors & Fragrances Inc. (b)	3	370
International Paper Co.	10	414
Intrepid Potash, Inc. (a)	2	7
Kaiser Aluminum Corp.	—	39
Koppers Holdings Inc. (a)	1	16
Kraton Corporation (a)	1	26
Kronos Worldwide, Inc.	1	9
Linde Public Limited Company	14	2,779
Livent Corporation (a)	4	26
Louisiana-Pacific Corp.	3	89
LyondellBasell Industries N.V. - Class A	7	643
Martin Marietta Materials Inc.	2	361
Materion Corp.	1	35
Mercer International Inc.	1	17
Minera Andes Inc. (c)	7	12
Minerals Technologies Inc.	1	48
MOS Holdings Inc.	9	231
Myers Industries Inc.	1	16
Neenah Inc.	—	28
NewMarket Corp.	—	90
Newmont Goldcorp Corporation	21	791
Nucor Corp.	8	423
Olin Corp.	4	91
Omnova Solutions Inc. (a)	1	8
Owens-Illinois Inc.	4	67
P.H. Glatfelter Co.	1	18
Packaging Corp. of America	2	227
PolyOne Corporation	2	61
PPG Industries Inc.	6	692
PQ Group Holdings Inc. (a)	1	17
Quaker Chemical Corp.	—	68
Rayonier Advanced Materials Inc.	1	8
Reliance Steel & Aluminum Co.	2	157
Resolute Forest Products Inc. (c)	1	10
Royal Gold Inc.	2	169
RPM International Inc.	3	203
Ryerson Holding Corp. (a)	—	4
Schnitzer Steel Industries Inc. - Class A	1	17
Schweitzer-Mauduit International Inc.	1	25
Scotts Miracle-Gro Co. - Class A	1	103
Sealed Air Corporation	4	165
Sensient Technologies Corporation	1	78
Sherwin-Williams Co.	2	961
Silgan Holdings Inc.	2	59
Sonoco Products Co.	2	161
Steel Dynamics Inc.	6	171
Stepan Co.	—	46

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

199

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Summit Materials, Inc. - Class A (a)	3	53
SunCoke Energy, Inc. (a)	2	15
TimkenSteel Corp. (a)	1	7
Tredegar Corp.	1	12
Trinseo S.A.	1	43
Tronox Holdings PLC	2	31
U.S. Concrete, Inc. (a)	—	20
United States Lime & Minerals Inc.	—	5
United States Steel Corp.	4	67
Valvoline, Inc.	5	92
Venator Materials PLC (a)	1	8
Verso Corporation - Class A (a)	1	16
Vulcan Materials Co.	3	455
W. R. Grace & Co.	2	115
Warrior Met Coal, Inc.	1	30
Westlake Chemical Corp.	1	67
Westrock Company, Inc.	6	235
Worthington Industries Inc.	1	42
		22,365
Industrials 0.1%
Global Brass and Copper Holdings, Inc.	—	22
Total Common Stocks (cost $22,574)		22,387
INVESTMENT COMPANIES 0.1%
Vanguard Materials ETF	—	20
Total Investment Companies (cost $20)		20
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c) (d)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	228	228
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	94	94
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	4	4
Total Short Term Investments (cost $326)		326
Total Investments 101.0% (cost $22,920)		22,733
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.0)%		(235)
Total Net Assets 100.0%		22,499

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)  The coupon rate represents the yield to maturity.

JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 99.7%
Information Technology 27.4%
Accenture Public Limited Company - Class A	2	405
Adobe Inc. (a)	2	496
Advanced Micro Devices, Inc. (a)	3	100
Analog Devices, Inc.	1	143
ANSYS, Inc. (a)	—	59
Applied Materials, Inc.	3	147
ASGN Incorporated (a)	—	12
Autodesk, Inc. (a)	1	123
Automatic Data Processing, Inc.	2	248
	Shares/Par[1]	Value ($)
Cadence Design Systems Inc. (a)	1	68
Cisco Systems, Inc.	15	832
Citrix Systems Inc.	—	45
Cognex Corp.	1	27
Cognizant Technology Solutions Corp. - Class A	2	125
CommScope Holding Company, Inc. (a)	1	11
Corning Inc.	3	90
Dell Technology, Inc. - Class C (a)	1	28
F5 Networks Inc. (a)	—	31
FleetCor Technologies Inc. (a)	—	83
Flex Ltd. (a)	2	17
Fortinet, Inc. (a)	1	38
Hewlett Packard Enterprise Company	5	71
HP Inc.	5	110
IHS Markit Ltd. (a)	1	83
Intel Corp.	16	743
International Business Machines Corp.	3	422
Intuit Inc.	1	233
Itron Inc. (a)	—	7
Keysight Technologies, Inc. (a)	1	57
Lam Research Corp.	1	99
MasterCard Incorporated - Class A	3	834
Microchip Technology Inc. (b)	1	71
Microsoft Corp.	25	3,368
Motorola Solutions Inc.	1	94
NVIDIA Corporation	2	325
Oracle Corporation	9	494
Plantronics Inc.	—	4
Salesforce.Com, Inc. (a)	3	399
Skyworks Solutions, Inc.	1	47
Symantec Corp.	2	48
TE Connectivity Ltd.	1	110
Teradata Corporation (a)	—	16
Texas Instruments Incorporated	3	371
Trimble Inc. (a)	1	39
Visa Inc. - Class A	6	1,048
VMware Inc. - Class A	—	48
Western Union Co.	2	30
Workday, Inc. - Class A (a)	1	107
Xerox Corp.	1	24
		12,430
Communication Services 14.1%
Alphabet Inc. - Class A (a)	1	1,119
Alphabet Inc. - Class C (a)	1	1,173
CenturyLink Inc.	3	40
Cincinnati Bell Inc. (a)	—	1
Discovery, Inc. - Class A (a)	1	17
Discovery, Inc. - Class C (a)	1	36
Facebook, Inc. - Class A (a)	8	1,589
John Wiley & Sons Inc. - Class A	—	7
Liberty Global PLC - Class A (a)	1	17
Liberty Global PLC - Class C (a)	2	46
Netflix, Inc. (a)	2	554
New York Times Co. - Class A (b)	1	18
Omnicom Group Inc.	1	63
Scholastic Corp.	—	3
Sprint Corporation (a)	3	18
Verizon Communications Inc.	14	815
Walt Disney Co.	6	867
		6,383
Health Care 10.8%
AbbVie Inc.	5	369
ABIOMED, Inc. (a)	—	41
Agilent Technologies, Inc.	1	82
Align Technology, Inc. (a)	—	72
AmerisourceBergen Corporation	1	47
Amgen Inc.	2	395
Becton, Dickinson and Company	1	235
Biogen Inc. (a)	1	159
BioMarin Pharmaceutical Inc. (a)	1	53
Bio-Techne Corporation	—	26
Bristol-Myers Squibb Co.	6	256
Cardinal Health, Inc.	1	49
Celgene Corp. (a)	2	225

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Centene Corporation (a)	1	75
Cerner Corp.	1	82
Cigna Corp.	1	207
Cooper Cos. Inc.	—	57
Dentsply Sirona Inc.	1	45
Edwards Lifesciences Corporation (a)	1	133
Gilead Sciences Inc.	4	297
HCA Healthcare, Inc.	1	129
Henry Schein Inc. (a)	1	36
Hologic Inc. (a)	1	44
Humana Inc.	1	125
IDEXX Laboratories, Inc. (a)	—	81
IQVIA Inc. (a)	1	93
Jazz Pharmaceuticals Public Limited Company (a)	—	29
Laboratory Corporation of America Holdings (a)	—	59
Mednax, Inc. (a)	—	9
Merck & Co., Inc.	9	747
Mettler-Toledo International Inc. (a)	—	71
Patterson Cos. Inc.	—	6
Quest Diagnostics Incorporated	—	47
ResMed Inc.	1	60
Select Medical Holdings Corporation (a)	—	6
Varian Medical Systems, Inc. (a)	—	44
Vertex Pharmaceuticals Incorporated (a)	1	161
Waters Corp. (a)	—	52
Zoetis Inc. - Class A	2	188
		4,892
Industrials 9.4%
3M Company	2	344
ACCO Brands Corporation	—	2
Acuity Brands, Inc.	—	19
AGCO Corporation	—	17
Air Lease Corporation - Class A	—	15
Allegion Public Limited Company	—	36
AMERCO	—	11
AO Smith Corp.	1	22
Applied Industrial Technologies, Inc.	—	8
Arcbest Corporation	—	2
Avis Budget Group, Inc. (a)	—	7
Builders FirstSource, Inc. (a)	—	6
C.H. Robinson Worldwide, Inc.	1	40
Caterpillar Inc.	2	271
Copart Inc. (a)	1	53
CSX Corp.	3	208
Cummins Inc.	1	88
Deere & Co.	1	174
Delta Air Lines Inc.	1	32
Deluxe Corp.	—	5
Dover Corp.	1	49
Eaton Corporation Public Limited Company	1	121
Echo Global Logistics, Inc. (a)	—	1
EMCOR Group, Inc.	—	16
Expeditors International of Washington Inc.	1	44
Exponent, Inc.	—	11
Fastenal Co.	2	64
Flowserve Corporation	—	24
Fortive Corporation	1	85
Fortune Brands Home & Security, Inc.	—	27
Genesee & Wyoming Inc. - Class A (a)	—	18
Graco Inc.	1	28
Granite Construction Inc.	—	8
H&E Equipment Services Inc.	—	2
HD Supply Holdings, Inc (a)	1	24
Heidrick & Struggles International Inc.	—	2
Hertz Global Holdings, Inc. (a)	—	5
HNI Corp.	—	5
ICF International, Inc.	—	5
Illinois Tool Works Inc.	1	171
Ingersoll-Rand Public Limited Company	1	106
Interface Inc.	—	4
Johnson Controls International Public Limited Company	3	113
Kansas City Southern	—	42
Kelly Services Inc. - Class A	—	2
Knoll Inc.	—	4
	Shares/Par[1]	Value ($)
Lennox International Inc.	—	34
Lincoln Electric Holdings Inc.	—	17
ManpowerGroup Inc.	—	21
Masco Corp.	1	40
Meritor, Inc. (a)	—	7
Middleby Corp. (a)	—	25
Navigant Consulting, Inc.	—	3
Norfolk Southern Corp.	1	185
Owens Corning Inc.	—	21
PACCAR Inc.	1	86
Parker Hannifin Corp.	—	76
Quanta Services, Inc.	1	20
Resources Connection, Inc.	—	1
Robert Half International Inc.	—	22
Rockwell Automation Inc.	—	67
Roper Industries Inc.	—	131
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	11
Sensata Technologies Holding PLC (a)	1	27
Snap-On Inc.	—	33
Southwest Airlines Co.	1	24
Spirit Aerosystems Holdings Inc. - Class A	—	28
Stanley Black & Decker Inc.	1	75
Steelcase Inc. - Class A	—	5
Team Inc. (a)	—	1
Tennant Co.	—	4
Tetra Tech, Inc.	—	15
Timken Co.	—	13
TransUnion	1	47
TrueBlue, Inc. (a)	—	2
Union Pacific Corp.	3	421
United Parcel Service Inc. - Class B	2	249
United Rentals Inc. (a)	—	37
WABCO Holdings Inc. (a)	—	23
Wabtec Corp.	1	38
Wesco Aircraft Holdings Inc. (a)	—	2
WW Grainger Inc.	—	45
Xylem Inc.	1	51
		4,248
Consumer Discretionary 9.3%
Aptiv PLC (c)	1	72
Aramark	1	32
Autoliv, Inc.	—	21
AutoNation, Inc. (a)	—	7
Best Buy Co., Inc.	1	58
Booking Holdings Inc. (a)	—	291
BorgWarner Inc.	1	29
Buckle Inc. (b)	—	1
Caleres Inc.	—	3
Callaway Golf Co.	—	5
Capri Holdings Limited (a)	1	19
Carmax Inc. (a)	1	51
Choice Hotels International Inc.	—	12
Columbia Sportswear Co.	—	10
Darden Restaurants Inc.	—	52
Deckers Outdoor Corp. (a)	—	19
Domino's Pizza, Inc.	—	37
Ethan Allen Interiors Inc.	—	2
Foot Locker Inc.	—	17
GameStop Corp. - Class A (b)	—	1
Gap Inc.	1	14
Garmin Ltd.	—	36
HanesBrands Inc.	1	21
Harley-Davidson Inc.	1	21
Hasbro Inc.	—	44
Hilton Worldwide Holdings Inc.	1	94
Home Depot Inc.	4	811
Jack in the Box Inc.	—	7
Kohl's Corp.	1	26
La-Z-Boy Inc.	—	5
LKQ Corp. (a)	1	28
Lowe's Cos. Inc.	3	280
Marriott International Inc. - Class A	1	141
Mattel Inc. (a) (b)	1	14

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

201

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
McDonald's Corp.	3	549
Meritage Homes Corporation (a)	—	6
Mohawk Industries Inc. (a)	—	30
Newell Brands Inc.	2	25
Nike Inc. - Class B	4	364
Nordstrom Inc. (b)	—	14
Office Depot Inc.	3	5
Pool Corporation	—	27
PVH Corp.	—	25
Royal Caribbean Cruises Ltd.	1	74
Shutterfly, Inc. (a)	—	6
Signet Jewelers Limited	—	3
Starbucks Corp.	4	359
Tesla Inc. (a) (b)	—	100
Tiffany & Co.	—	35
Tractor Supply Co.	—	46
Tupperware Brands Corp.	—	3
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	67
Under Armour Inc. - Class A (a)	1	17
Under Armour Inc. - Class C (a)	1	16
Vail Resorts, Inc.	—	32
VF Corp.	1	101
Whirlpool Corp.	—	31
Wolverine World Wide Inc.	—	8
		4,224
Financials 9.3%
Ally Financial Inc.	1	43
American Express Company	2	304
Ameriprise Financial, Inc.	—	68
Arthur J Gallagher & Co.	1	56
Bank of Hawaii Corporation	—	13
BB&T Corporation	3	129
BlackRock, Inc.	—	191
Cathay General Bancorp	—	8
Charles Schwab Corp.	4	167
Chubb Limited	2	234
CIT Group Inc.	—	19
Citizens Financial Group Inc.	2	55
CME Group Inc.	1	240
Comerica Inc.	1	39
FactSet Research Systems Inc.	—	38
First Republic Bank	1	56
Franklin Resources Inc.	1	36
Hartford Financial Services Group Inc.	1	69
Heartland Financial USA, Inc.	—	5
Intercontinental Exchange, Inc.	2	169
International Bancshares Corp.	—	6
Invesco Ltd.	1	29
KeyCorp	4	62
Legg Mason Inc.	—	11
Loews Corp.	1	52
M&T Bank Corporation	—	77
Marsh & McLennan Cos. Inc.	2	175
Moody's Corp.	1	115
New York Community Bancorp Inc.	2	17
Northern Trust Corp.	1	64
Old National Bancorp	1	10
People's United Financial Inc.	1	22
PNC Financial Services Group Inc.	2	217
Principal Financial Group, Inc.	1	56
Progressive Corp.	2	162
Prudential Financial Inc.	1	142
Regions Financial Corporation	4	52
S&P Global Inc.	1	196
Signature Bank	—	22
State Street Corp.	1	73
SVB Financial Group (a)	—	40
T. Rowe Price Group, Inc.	1	89
TD Ameritrade Holding Corporation	1	47
The Allstate Corporation	1	116
The Bank of New York Mellon Corporation (d)	3	131
The Travelers Companies, Inc.	1	135
Umpqua Holdings Corp.	1	12
Voya Financial Inc.	1	29
	Shares/Par[1]	Value ($)
Willis Towers Watson Public Limited Company	—	85
Zions Bancorp	1	31
		4,214
Consumer Staples 7.2%
Archer-Daniels-Midland Company	2	79
Avon Products, Inc. (a)	2	6
Bunge Limited	1	27
Campbell Soup Co. (b)	1	22
Clorox Co.	—	67
Coca-Cola Co.	14	714
Colgate-Palmolive Co.	3	203
Darling Ingredients Inc. (a)	1	11
Estee Lauder Cos. Inc. - Class A	1	139
General Mills Inc.	2	108
Hain Celestial Group Inc. (a)	—	6
Hormel Foods Corp.	1	41
Ingredion Inc.	—	18
JM Smucker Co.	—	44
Kellogg Co.	1	48
Kimberly-Clark Corp.	1	159
Kraft Heinz Foods Co.	2	72
Kroger Co.	3	60
Lamb Weston Holdings Inc.	1	33
McCormick & Co. Inc.	—	65
Mondelez International Inc. - Class A	5	268
Procter & Gamble Co.	9	947
Sysco Corp.	2	119
United Natural Foods Inc. (a)	—	1
		3,257
Real Estate 3.8%
American Tower Corporation	2	310
AvalonBay Communities, Inc.	1	97
Boston Properties Inc.	1	69
CBRE Group, Inc. - Class A (a)	1	56
Corporate Office Properties Trust	—	11
Digital Realty Trust Inc.	1	84
Duke Realty Corp.	1	39
Equinix, Inc.	—	140
Equity Residential	1	97
Federal Realty Investment Trust	—	34
HCP, Inc.	2	53
Host Hotels & Resorts, Inc.	3	47
Iron Mountain Incorporated	1	30
Jones Lang LaSalle Incorporated	—	23
Liberty Property Trust	1	25
Macerich Co.	—	13
PotlatchDeltic Corp.	—	8
ProLogis Inc.	2	175
Realogy Holdings Corp.	—	2
SBA Communications Corporation (a)	—	87
Simon Property Group Inc.	1	170
UDR Inc.	1	43
Vornado Realty Trust	1	38
Weyerhaeuser Co.	3	68
		1,719
Energy 3.4%
Apache Corporation	1	37
Baker Hughes, a GE Company, LLC - Class A	2	44
Cheniere Energy, Inc. (a)	1	54
ConocoPhillips	4	240
Core Laboratories N.V. (b)	—	8
Denbury Resources Inc. (a)	1	1
Devon Energy Corporation	2	43
EQT Corporation	1	15
Hess Corporation	1	60
Marathon Oil Corp.	3	40
Marathon Petroleum Corporation	2	130
National Oilwell Varco Inc.	1	29
Noble Energy Inc.	2	38
Occidental Petroleum Corp.	3	130
ONEOK Inc.	1	97
Phillips 66	2	148
Pioneer Natural Resources Co.	1	89
QEP Resources, Inc. (a)	1	5

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Schlumberger Ltd.	5	191
Southwestern Energy Co. (a)	2	6
TechnipFMC PLC	2	39
Valero Energy Corporation	1	123
		1,567
Materials 3.1%
Air Products and Chemicals, Inc.	1	171
Albemarle Corporation	—	25
Avery Dennison Corporation	—	33
Axalta Coating Systems Ltd. (a)	1	21
Ball Corporation	1	77
Compass Minerals International, Inc.	—	6
Domtar Corp. (c)	—	9
Ecolab Inc.	1	178
HB Fuller Co.	—	8
International Flavors & Fragrances Inc. (b)	—	50
Linde Public Limited Company	2	381
Minerals Technologies Inc.	—	6
MOS Holdings Inc.	1	30
Newmont Goldcorp Corporation	3	108
Nucor Corp.	1	58
PPG Industries Inc.	1	95
Schnitzer Steel Industries Inc. - Class A	—	2
Sealed Air Corporation	1	22
Sherwin-Williams Co.	—	131
Sonoco Products Co.	—	23
		1,434
Utilities 1.9%
Alliant Energy Corporation	1	40
American Water Works Company, Inc.	1	72
Avista Corporation	—	10
CenterPoint Energy, Inc.	2	50
CMS Energy Corp.	1	57
Consolidated Edison Inc.	1	97
Eversource Energy	1	83
MDU Resources Group Inc.	1	18
New Jersey Resources Corp.	—	15
NiSource Inc.	1	37
Northwest Natural Holding Company	—	7
Ormat Technologies Inc.	—	8
PPL Corporation	3	77
Sempra Energy	1	130
The AES Corporation	2	39
UGI Corp.	1	33
WEC Energy Group Inc.	1	91
		864
Total Common Stocks (cost $41,474)		45,232
RIGHTS 0.0%
Hertz Global Holdings, Inc. (a) (b) (c)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	105	105
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	23	23
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	9	9
Total Short Term Investments (cost $137)		137
Total Investments 100.0% (cost $41,611)		45,369
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net 0.0%		6
Total Net Assets 100.0%		45,376

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

Shares/Par[1]	Value ($)

(f)  All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 98.9%
Real Estate 98.9%
Acadia Realty Trust	9	246
Agree Realty Corporation	4	268
Alexander & Baldwin, LLC	7	171
Alexander's, Inc.	—	94
Alexandria Real Estate Equities, Inc.	12	1,746
Altisource Portfolio Solutions S.A. (a)	1	17
American Assets Trust, Inc.	5	252
American Campus Communities, Inc.	15	696
American Finance Trust, Inc. - Class A (b)	11	123
American Homes 4 Rent - Class A	29	712
American Tower Corporation	48	9,874
Americold Realty Trust	19	621
Apartment Investment and Management Company - Class A	16	813
Apple Hospitality REIT, Inc.	23	370
Armada Hoffler Properties, Inc.	6	92
Ashford Hospitality Trust, Inc.	9	27
AvalonBay Communities, Inc.	15	3,077
Boston Properties Inc.	17	2,180
Braemar Hotel & Resorts Inc.	3	30
Brandywine Realty Trust	20	280
Brixmor Property Group Inc.	33	584
Camden Property Trust	11	1,099
Caretrust REIT, Inc.	9	225
Catchmark Timber Trust, Inc. - Class A	5	56
CBRE Group, Inc. - Class A (a)	36	1,823
Cedar Realty Trust Inc.	10	26
Chatham Lodging Trust	5	90
Chesapeake Lodging Trust	7	186
Colony Capital, Inc. - Class A	51	257
Columbia Property Trust Inc.	13	267
Community Healthcare Trust Incorporated	2	73
CoreCivic, Inc.	13	268
CorEnergy Infrastructure Trust, Inc. (b)	1	55
Corepoint Lodging Inc.	4	55
CoreSite Realty Corporation	4	463
Corporate Office Properties Trust	12	319
Cousins Properties Incorporated (c)	16	574
Crown Castle International Corp.	46	5,932
CubeSmart	21	688
CUSHMAN & WAKEFIELD PLC (a)	11	189
Cyrusone LLC	12	687
DiamondRock Hospitality Co.	22	222
Digital Realty Trust Inc.	23	2,677
Douglas Emmett, Inc.	18	708
Duke Realty Corp.	39	1,237
Dwight A. Walker Real Estate, Inc. - Class A	2	54
Easterly Government Properties, Inc.	6	117
EastGroup Properties Inc.	4	467
Empire State Realty Trust Inc. - Class A	16	243
EPR Properties	8	612
Equinix, Inc.	9	4,448
Equity Commonwealth	13	437
Equity Lifestyle Properties, Inc.	9	1,130
Equity Residential	40	3,071
Essential Properties Realty Trust, Inc.	5	100
Essex Property Trust Inc.	7	2,104
eXp World Holdings, Inc. (a) (b)	2	23
Extra Space Storage Inc.	14	1,483
Federal Realty Investment Trust	8	1,044
First Industrial Realty Trust, Inc.	14	509
Five Point Holdings, LLC - Class A (a) (b)	5	37
Florida Rock Properties, Inc. (a)	1	39
Forestar Group Inc. (a)	1	22
Four Corners Property Trust, Inc.	8	208
Franklin Street Properties Corp.	12	87
Front Yard Residential Corporation	6	67
Gaming and Leisure Properties, Inc.	22	873

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Getty Realty Corp.	4	113
Gladstone Commercial Corp.	3	64
Global Net Lease Inc.	9	179
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7	190
HCP, Inc.	52	1,677
Healthcare Realty Trust Inc.	14	430
Healthcare Trust of America, Inc. - Class A	23	621
Hersha Hospitality Trust	4	62
HFF, Inc. - Class A	4	184
Highwoods Properties Inc.	11	468
Hospitality Properties Trust	18	450
Host Hotels & Resorts, Inc.	81	1,481
Hudson Pacific Properties Inc.	17	561
Independence Realty Trust, Inc.	10	117
Industrial Logistics Properties Trust	7	145
Innovative Industrial Properties, Inc. (b)	1	129
Investors Real Estate Trust	1	79
Invitation Homes Inc.	49	1,305
Iron Mountain Incorporated	31	977
iStar Inc.	7	88
JBG Smith Properties	13	501
Jones Lang LaSalle Incorporated	5	706
Kennedy-Wilson Holdings Inc.	14	289
Kilroy Realty Corporation	11	818
KiMcO Realty Corporation	46	855
Kite Realty Naperville, LLC	9	143
Lamar Advertising Co. - Class A	9	755
Lexington Realty Trust	23	212
Liberty Property Trust	16	813
Life Storage Inc.	5	485
LTC Properties Inc.	4	196
Macerich Co.	12	411
Mack-Cali Realty Corp.	10	232
Marcus & Millichap Inc. (a)	2	75
Medical Properties Trust, Inc.	41	711
MGM Growth Properties LLC - Class A	10	308
Mid-America Apartment Communities, Inc.	13	1,473
Monmouth Real Estate Investment Corp. - Class A	9	126
National Health Investors, Inc.	5	366
National Retail Properties Inc.	18	934
National Storage Affiliates Trust	6	178
New Senior Investment Group Inc.	9	58
Newmark Group, Inc. - Class A	14	129
NexPoint Residential Trust, Inc.	2	86
NRF Holdco, LLC	5	76
Office Properties Income Trust	5	142
Omega Healthcare Investors Inc.	24	866
One Liberty Properties Inc.	2	50
OUTFRONT Media Inc.	15	398
Paramount Group, Inc.	21	287
Park Hotels & Resorts Inc.	22	607
Pebblebrook Hotel Trust	14	407
Pennsylvania REIT (b)	7	44
Physicians Realty Trust	20	345
Piedmont Office Realty Trust Inc. - Class A	14	270
PotlatchDeltic Corp.	8	295
Preferred Apartment Communities, Inc.	5	73
ProLogis Inc.	69	5,530
PS Business Parks, Inc.	2	384
Public Storage	17	4,088
QTS Realty Trust, Inc. - Class A	6	283
Rayonier Inc.	14	430
Realogy Holdings Corp. (b)	12	88
Realty Income Corp.	33	2,292
Redfin Corporation (a) (b)	8	139
Regency Centers Corp.	18	1,218
Retail Opportunity Investments Corp.	13	217
Retail Properties of America, Inc. - Class A	23	274
Retail Value Inc.	2	56
Rexford Industrial Realty, Inc.	11	432
RLJ III-EM Columbus Lessee, LLC	19	338
RMR Group, Inc. - Class A	1	27
RPT Realty	8	101
Ryman Hospitality Properties, Inc.	5	437
	Shares/Par[1]	Value ($)
Sabra Health Care REIT, Inc.	20	389
Saul Centers Inc.	2	84
SBA Communications Corporation (a)	12	2,764
Senior Housing Properties Trust	26	213
Seritage Growth Properties - Class A (b)	4	161
Simon Property Group Inc.	34	5,406
SITE Centers Corp.	15	204
SL Green Realty Corp.	9	739
Spirit MTA REIT, L.P.	5	38
Spirit Realty Capital, Inc. (b)	9	402
St. Joe Co. (a)	4	65
STAG Industrial, Inc.	13	377
STORE Capital Corp.	22	737
Summit Hotel Properties Inc.	11	127
Sun Communities Inc.	9	1,206
Sunstone Hotel Investors Inc.	25	340
Tanger Factory Outlet Centers Inc. (b)	10	166
Taubman Centers Inc.	7	272
Tejon Ranch Co. (a)	2	36
Terreno Realty Corporation	7	332
The GEO Group, Inc.	13	276
The Howard Hughes Corporation (a)	4	554
UDR Inc.	30	1,347
UMH Properties Inc.	4	48
Uniti Group Inc.	20	187
Universal Health Realty Income Trust	1	116
Urban Edge Properties	13	219
Urstadt Biddle Properties Inc. - Class A	3	65
Ventas, Inc.	39	2,662
VEREIT, Inc.	106	951
VICI Properties Inc.	44	972
Vornado Realty Trust	19	1,198
W.P. Carey Inc.	18	1,480
Washington Prime Group, L.P. (b)	21	78
Washington REIT	9	228
Weingarten Realty Investors	13	369
Welltower Inc.	42	3,443
Weyerhaeuser Co.	82	2,157
Whitestone REIT	3	44
Xenia Hotels & Resorts Inc.	12	259
Total Common Stocks (cost $121,571)		128,709
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	1,173	1,173
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	737	737
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	50	50
Total Short Term Investments (cost $1,960)		1,960
Total Investments 100.4% (cost $123,531)		130,669
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.4)%		(460)
Total Net Assets 100.0%		130,211

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund
COMMON STOCKS 99.6%
Information Technology 25.7%
3D Systems Corporation (a) (b)	1	6
8x8 Inc. (a)	1	18
Accenture Public Limited Company - Class A	2	406

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

204

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ACI Worldwide, Inc. (a)	1	31
Adobe Inc. (a)	4	1,075
Ads Alliance Data Systems Inc.	—	49
Advanced Energy Industries, Inc. (a)	—	5
Advanced Micro Devices, Inc. (a)	7	202
Agilysys, Inc. (a)	—	1
Akamai Technologies, Inc. (a)	1	100
Alarm.Com Holdings, Inc. (a)	—	8
Amphenol Corporation - Class A	1	82
Analog Devices, Inc.	2	167
ANSYS, Inc. (a)	1	128
Arista Networks, Inc. (a)	—	103
Arlo Technologies, Inc. (a)	—	1
ASGN Incorporated (a)	—	24
Autodesk, Inc. (a)	2	268
Automatic Data Processing, Inc.	3	538
Axcelis Technologies, Inc. (a)	—	1
Badger Meter, Inc.	—	5
Blackbaud, Inc.	—	19
Bottomline Technologies Inc. (a)	—	13
Broadcom Inc.	3	852
Broadridge Financial Solutions, Inc.	1	111
Brooks Automation Inc.	1	21
Cabot Microelectronics Corporation	—	25
Cadence Design Systems Inc. (a)	1	87
CalAmp Corp. (a)	—	1
Cardtronics PLC - Class A (a)	—	6
CDK Global, Inc.	—	18
CEVA Inc. (a)	—	2
Ciena Corp. (a)	1	43
Cisco Systems, Inc.	32	1,754
Citrix Systems Inc.	1	92
Cognex Corp.	1	31
Cohu Inc.	—	1
CommVault Systems Inc. (a)	—	15
Control4 Corporation (a)	—	1
CoreLogic, Inc. (a)	1	26
Cray Inc. (a)	—	8
Cree Inc. (a)	1	44
CSG Systems International Inc.	—	3
CTS Corp.	—	5
Cypress Semiconductor Corp.	3	61
Diebold Nixdorf Inc. (a)	—	1
Diodes Inc. (a)	—	4
Ebix Inc. (b)	—	5
ePlus Inc. (a)	—	5
EVERTEC, Inc.	—	7
ExlService Holdings Inc. (a)	—	7
Extreme Networks, Inc. (a)	—	1
F5 Networks Inc. (a)	1	66
Fabrinet (a)	—	7
Fair Isaac Corp. (a)	—	70
FARO Technologies Inc. (a)	—	5
Fidelity National Information Services, Inc.	3	297
Fiserv Inc. (a)	3	268
FleetCor Technologies Inc. (a)	—	109
Fortinet, Inc. (a)	1	82
Gartner Inc. (a)	1	108
Global Payments Inc.	1	187
Harmonic Inc. (a)	1	5
IHS Markit Ltd. (a)	3	172
Intel Corp.	23	1,073
InterDigital Communications, Inc.	—	10
Intuit Inc.	2	507
J2 Cloud Services, LLC	—	31
Jack Henry & Associates Inc.	—	38
KBR, Inc.	1	14
Kemet Corp.	1	8
Keysight Technologies, Inc. (a)	2	126
KLA-Tencor Corp.	1	80
Knowles Corporation (a)	—	5
Kopin Corp. (a)	—	—
Leidos Holdings Inc.	1	86
Littelfuse Inc.	—	34
LivePerson Inc. (a)	—	9
	Shares/Par[1]	Value ($)
Liveramp, Inc. (a)	1	25
Lumentum Holdings Inc. (a)	—	15
Manhattan Associates Inc. (a)	—	24
MasterCard Incorporated - Class A	7	1,777
Maxim Integrated Products, Inc.	1	74
MAXIMUS Inc.	1	35
MaxLinear, Inc. - Class A (a)	—	7
Microchip Technology Inc. (b)	1	79
Microsoft Corp.	57	7,680
MicroStrategy Inc. - Class A (a)	—	5
Monolithic Power Systems Inc.	—	41
Monotype Imaging Holdings Inc.	—	2
Motorola Solutions Inc.	1	206
MTS Systems Corp.	—	5
Nanometrics Inc. (a)	—	5
National Instruments Corp.	1	36
NetApp, Inc.	2	114
NIC Inc.	—	2
NVIDIA Corporation	3	396
Onespan, Inc. (a)	—	3
Oracle Corporation	9	522
OSI Systems Inc. (a)	—	4
Park Electrochemical Corp.	—	—
Paychex Inc.	2	121
Paypal Holdings, Inc. (a)	9	1,005
Perficient, Inc. (a)	—	9
Plantronics Inc.	—	6
Power Integrations Inc.	—	11
Progress Software Corp.	—	10
PTC Inc. (a)	1	69
QUALCOMM Inc.	5	360
Qualys, Inc. (a)	—	15
Red Hat Inc. (a)	1	250
Rogers Corp. (a)	—	17
Rudolph Technologies Inc. (a)	—	1
Sabre Corporation	2	44
Salesforce.Com, Inc. (a)	6	881
Seagate Technology Public Limited Company	1	58
Semtech Corp. (a)	1	24
Silicon Laboratories Inc. (a)	—	35
Skyworks Solutions, Inc.	1	62
SMART Global Holdings, Inc. (a)	—	2
SolarEdge Technologies Ltd. (a)	—	15
SPS Commerce, Inc. (a)	—	15
Synaptics Incorporated (a)	—	3
Synopsys Inc. (a)	1	83
Teradata Corporation (a)	1	32
Teradyne Inc.	1	40
Texas Instruments Incorporated	5	531
Total System Services Inc.	1	108
Trimble Inc. (a)	2	86
Tyler Technologies Inc. (a)	—	62
Unisys Corp. (a)	—	3
Universal Display Corporation	—	42
Versum Materials, Inc.	1	30
ViaSat, Inc. (a)	—	19
Viavi Solutions Inc. (a)	2	24
Virtusa Corporation (a)	—	10
Visa Inc. - Class A	13	2,255
Western Union Co.	1	25
Wex, Inc. (a)	—	68
Xilinx Inc.	2	226
Zebra Technologies Corp. - Class A (a)	1	85
		27,683
Health Care 16.9%
Abbott Laboratories	13	1,109
AbbVie Inc.	6	418
ABIOMED, Inc. (a)	—	88
Acorda Therapeutics, Inc. (a)	—	1
Addus HomeCare Corporation (a)	—	7
Agilent Technologies, Inc.	1	93
Akorn, Inc. (a)	—	—
Alexion Pharmaceuticals, Inc. (a)	2	220
Align Technology, Inc. (a)	—	76

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

205

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Amedisys, Inc. (a)	—	26
Amgen Inc.	3	560
AMN Healthcare Services, Inc. (a)	—	21
Amphastar Pharmaceuticals, Inc. (a)	—	4
AngioDynamics, Inc. (a)	—	4
ANI Pharmaceuticals, Inc. (a)	—	3
Arrowhead Pharmaceuticals Inc (a) (b)	1	17
Avanos Medical, Inc. (a)	—	17
Baxter International Inc.	2	125
Becton, Dickinson and Company	1	321
Biogen Inc. (a)	1	184
Bio-Rad Laboratories, Inc. - Class A (a)	—	48
Bio-Techne Corporation	—	60
BioTelemetry, Inc. (a)	—	13
Boston Scientific Corp. (a)	11	447
Bristol-Myers Squibb Co.	6	283
Cambrex Corp. (a)	—	7
Cantel Medical Corp.	—	11
Cardiovascular Systems Inc. (a)	—	11
Catalent Inc. (a)	1	35
Celgene Corp. (a)	3	229
Cerner Corp.	3	176
Charles River Laboratories International Inc. (a)	—	30
Chemed Corporation	—	42
Cigna Corp.	2	253
Computer Programs & Systems Inc.	—	—
Conmed Corp.	—	18
Cooper Cos. Inc.	—	52
Corcept Therapeutics Inc. (a)	1	10
Corvel Corp. (a)	—	4
Covetrus, Inc. (a)	—	7
CryoLife Inc. (a)	—	6
Cutera Inc. (a)	—	2
Cytokinetics, Incorporated (a)	1	5
Danaher Corp.	3	377
DaVita Inc. (a)	1	51
Eagle Pharmaceuticals Inc. (a)	—	5
Edwards Lifesciences Corporation (a)	2	288
Eli Lilly & Co.	7	716
Emergent BioSolutions Inc. (a)	—	11
Enanta Pharmaceuticals, Inc. (a)	—	11
Encompass Health Corporation	1	45
Endo International Public Limited Company (a)	1	5
Exelixis, Inc. (a)	1	27
Globus Medical Inc. - Class A (a)	1	26
Haemonetics Corp. (a)	—	47
HCA Healthcare, Inc.	2	272
HealthEquity, Inc. (a)	1	27
Healthstream, Inc. (a)	—	2
Henry Schein Inc. (a)	1	37
Heska Corporation (a)	—	5
Hill-Rom Holdings Inc.	1	50
HMS Holdings Corp. (a)	1	22
Hologic Inc. (a)	1	51
Humana Inc.	1	266
ICU Medical, Inc. (a)	—	33
IDEXX Laboratories, Inc. (a)	1	176
Illumina Inc. (a)	1	405
Incyte Corporation (a)	1	54
Innoviva, Inc. (a)	1	8
Inogen, Inc. (a)	—	6
Integer Holdings Corporation (a)	—	20
Integra LifeSciences Holdings Corp. (a)	1	31
Intuitive Surgical, Inc. (a)	1	453
IQVIA Inc. (a)	1	138
Johnson & Johnson	12	1,631
Lantheus Holdings Inc. (a)	—	3
LeMaitre Vascular Inc.	—	3
LHC Group, Inc. (a)	—	18
Ligand Pharmaceuticals Incorporated (a)	—	16
LivaNova PLC (a)	—	25
Luminex Corporation	—	5
Mallinckrodt Public Limited Company (a)	1	5
Masimo Corp. (a)	—	56
Medicines Co. (a) (b)	1	15
	Shares/Par[1]	Value ($)
Medidata Solutions, Inc. (a)	—	29
Medpace Holdings, Inc. (a)	—	14
Medtronic Public Limited Company	10	976
Merck & Co., Inc.	19	1,613
Meridian Bioscience Inc.	—	3
Merit Medical Systems Inc. (a)	1	24
Mesa Laboratories, Inc.	—	7
Mettler-Toledo International Inc. (a)	—	98
Molina Healthcare, Inc. (a)	1	68
Momenta Pharmaceuticals, Inc. (a)	—	4
Myriad Genetics, Inc. (a)	—	8
Natus Medical Inc. (a)	—	4
Neogen Corp. (a)	—	23
Neogenomics, Inc. (a)	1	18
Nextgen Healthcare Inc. (a)	—	6
NuVasive Inc. (a)	—	23
Omnicell, Inc. (a)	—	26
Orasure Technologies, Inc. (a)	—	1
Orthofix Medical Inc. (a)	—	3
PerkinElmer Inc.	1	43
Pfizer Inc.	42	1,797
Phibro Animal Health Corporation - Class A	—	1
PRA Health Sciences, Inc. (a)	1	42
Progenics Pharmaceuticals Inc. (a)	1	6
Regeneron Pharmaceuticals, Inc. (a)	—	108
Regenxbio Inc. (a)	—	11
Repligen Corp. (a)	—	26
ResMed Inc.	1	130
Spectrum Pharmaceuticals, Inc. (a)	1	5
Steris Limited	1	95
Stryker Corp.	1	281
Supernus Pharmaceuticals Inc. (a)	—	11
SurModics Inc. (a)	—	4
Syneos Health, Inc. - Class A (a)	—	15
Tabula Rasa HealthCare Inc. (a)	—	5
Tactile Systems Technology, Inc. (a)	—	6
Teleflex Inc.	—	115
Tenet Healthcare Corporation (a)	—	4
The Ensign Group, Inc.	—	22
Thermo Fisher Scientific Inc.	3	878
Tivity Health, Inc. (a)	—	4
U. S. Physical Therapy, Inc.	—	11
Universal Health Services Inc. - Class B	—	48
Vanda Pharmaceuticals Inc. (a)	1	6
Varex Imaging Corporation (a)	—	6
Varian Medical Systems, Inc. (a)	1	91
Vertex Pharmaceuticals Incorporated (a)	2	352
Waters Corp. (a)	—	66
WellCare Health Plans, Inc. (a)	—	108
West Pharmaceutical Services Inc.	1	67
Zimmer Biomet Holdings, Inc.	2	178
Zoetis Inc. - Class A	2	222
		18,197
Communication Services 13.1%
A T N International Limited	—	4
Alphabet Inc. - Class A (a)	2	2,427
Alphabet Inc. - Class C (a)	2	2,480
AMC Networks, Inc. - Class A (a)	—	9
Cable One, Inc.	—	29
Care.com Inc. (a)	—	1
Cars.com Inc. (a)	—	5
Charter Communications, Inc. - Class A (a)	1	219
Cinemark Holdings, Inc.	—	11
Cogent Communications Group, Inc.	—	13
Comcast Corporation - Class A	16	659
Consolidated Communications Holdings Inc.	1	2
Electronic Arts Inc. (a)	1	108
EW Scripps Co. - Class A	—	5
Facebook, Inc. - Class A (a)	18	3,470
Fox Corporation - Class A	1	42
Fox Corporation - Class B	1	19
Iridium Communications Inc. (a)	1	15
John Wiley & Sons Inc. - Class A	—	11
Live Nation Inc. (a)	1	69

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

206

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Marcus Corp.	—	4
Netflix, Inc. (a)	3	1,200
New York Times Co. - Class A	1	37
QuinStreet, Inc. (a)	—	6
Take-Two Interactive Software Inc. (a)	1	94
TechTarget, Inc. (a)	—	4
TripAdvisor Inc. (a)	1	26
Twitter, Inc. (a)	6	188
VeriSign, Inc. (a)	1	163
Verizon Communications Inc.	31	1,766
Vonage Holdings Corp. (a)	1	9
Walt Disney Co.	7	1,020
World Wrestling Entertainment, Inc. - Class A	—	24
Yelp Inc. - Class A (a)	1	17
		14,156
Consumer Discretionary 12.7%
Aaron's, Inc.	—	18
Adtalem Global Education Inc. (a)	1	21
Advance Auto Parts, Inc.	—	55
Amazon.com, Inc. (a)	3	5,859
American Public Education, Inc. (a)	—	5
Aptiv PLC (c)	1	96
Asbury Automotive Group, Inc. (a)	—	4
Ascena Retail Group, Inc. (a)	2	1
AutoZone, Inc. (a)	—	203
BJ's Restaurants, Inc.	—	6
Booking Holdings Inc. (a)	—	300
Boot Barn Holdings, Inc. (a)	—	5
Brinker International Inc.	—	9
Callaway Golf Co.	1	8
Career Education Corp. (a)	1	11
Carmax Inc. (a)	1	50
Carter's Inc.	—	18
Cavco Industries Inc. (a)	—	10
Cheesecake Factory Inc. (b)	—	5
Childrens Place Retail Stores Inc. (b)	—	12
Chipotle Mexican Grill Inc. (a)	—	133
Churchill Downs Inc.	—	31
Chuy's Holdings Inc. (a)	—	3
Cracker Barrel Old Country Store, Inc. (b)	—	19
Crocs Inc. (a)	1	8
Darden Restaurants Inc.	1	79
Dave & Buster's Entertainment Inc.	—	10
Deckers Outdoor Corp. (a)	—	39
Designer Brands Inc. - Class A	—	4
Dine Brands Global Inc.	—	12
Dollar General Corp.	2	263
Domino's Pizza, Inc.	—	86
Dorman Products Inc. (a)	—	21
Dunkin' Brands Group Inc.	—	30
eBay Inc.	2	92
El Pollo Loco Holdings Inc. (a) (b)	—	3
Eldorado Resorts, Inc. (a) (b)	1	23
Expedia Group, Inc.	1	73
Five Below, Inc. (a)	1	48
Foot Locker Inc.	—	16
Fox Factory Holding Corp. (a)	—	25
Garmin Ltd.	1	45
Gentex Corp.	1	32
Gentherm Incorporated (a)	—	6
Guess Inc.	—	5
H & R Block, Inc.	1	25
HanesBrands Inc.	1	19
Hasbro Inc.	1	50
Helen of Troy Ltd (a)	—	27
Hilton Worldwide Holdings Inc.	2	212
Home Depot Inc.	4	787
International Speedway Corp. - Class A	—	6
iRobot Corp. (a) (b)	—	19
Jack in the Box Inc.	—	10
Kontoor Brands, Inc. (a)	—	9
Lowe's Cos. Inc.	3	275
Macy's, Inc.	1	19
Marriott International Inc. - Class A	1	118
	Shares/Par[1]	Value ($)
Mattel Inc. (a) (b)	1	15
McDonald's Corp.	6	1,185
Monarch Casino & Resort Inc. (a)	—	1
Monro Inc.	—	22
Movado Group Inc.	—	3
Newell Brands Inc.	2	24
Nike Inc. - Class B	5	402
Nordstrom Inc. (b)	—	12
NVR, Inc. (a)	—	51
Ollie's Bargain Outlet Holdings Inc. (a)	1	35
O'Reilly Automotive, Inc. (a)	1	215
Oxford Industries Inc.	—	5
Papa John's International Inc. (b)	—	2
Penn National Gaming Inc. (a)	1	10
Pool Corporation	—	57
Regis Corp. (a)	—	2
RH (a) (b)	—	8
Ross Stores Inc.	2	155
Ruth's Hospitality Group Inc.	—	5
Sally Beauty Holdings, Inc. (a)	1	7
Scientific Games Corporation - Class A (a)	1	9
Service Corp. International	1	64
Shake Shack Inc. - Class A (a)	—	15
Shoe Carnival Inc. (b)	—	3
Shutterfly, Inc. (a)	—	8
Shutterstock Inc.	—	2
Six Flags Operations Inc.	—	11
Sleep Number Corporation (a)	—	10
Sotheby's (a)	—	8
Stamps.com Inc. (a)	—	6
Standard Motor Products Inc.	—	5
Starbucks Corp.	5	394
Steven Madden Ltd.	—	10
Strategic Education, Inc.	—	30
Sturm Ruger & Co. Inc.	—	3
Tailored Brands, Inc. (b)	1	3
Tapestry Inc.	2	49
Tempur Sealy International, Inc. (a)	—	14
Texas Roadhouse Inc.	—	16
The Wendy's Company	2	27
Tiffany & Co.	—	35
TJX Cos. Inc.	9	484
Tractor Supply Co.	1	99
Tupperware Brands Corp.	—	3
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	145
Under Armour Inc. - Class A (a)	1	24
Under Armour Inc. - Class C (a)	1	22
Urban Outfitters Inc. (a)	1	11
VF Corp.	3	213
Weight Watchers International Inc. (a)	—	5
Williams-Sonoma Inc. (b)	—	21
Wingstop Inc.	—	22
Wolverine World Wide Inc.	—	10
Wyndham Destinations, Inc.	1	22
Wyndham Hotels & Resorts, Inc.	1	42
Yum! Brands Inc.	2	251
		13,690
Industrials 8.9%
3M Company	2	381
AAON, Inc.	—	10
AAR Corp.	—	6
Actuant Corporation - Class A	—	4
Aerojet Rocketdyne Holdings, Inc. (a)	1	25
AeroVironment, Inc. (a)	—	10
Albany International Corp. - Class A	—	19
Allegiant Travel Company	—	16
Allegion Public Limited Company	—	41
AMETEK, Inc.	2	153
Applied Industrial Technologies, Inc.	—	10
Axone Intelligence Inc. (a)	1	29
AZZ Inc.	—	5
Barnes Group Inc.	—	9
Brady Corp. - Class A	—	13
Brink's Co.	—	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

207

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Carlisle Cos. Inc.	—	40
Chart Industries, Inc. (a)	—	9
Cintas Corp.	1	149
Clean Harbors Inc. (a)	—	16
Comfort Systems USA Inc.	—	8
Copart Inc. (a)	1	77
Crane Co.	—	17
CSX Corp.	6	444
Cubic Corp.	—	6
Curtiss-Wright Corp.	—	41
Donaldson Co. Inc.	1	32
DXP Enterprises Inc. (a)	—	3
Eaton Corporation Public Limited Company	2	126
EnerSys	—	16
Equifax Inc.	1	75
ESCO Technologies Inc.	—	18
Expeditors International of Washington Inc.	1	97
Exponent, Inc.	1	24
Fastenal Co.	4	139
Federal Signal Corp.	—	5
FedEx Corporation	1	132
Flowserve Corporation	1	30
Forrester Research Inc.	—	3
Forward Air Corp.	—	9
Franklin Electric Co. Inc.	—	12
FTI Consulting Inc. (a)	—	12
GATX Corp.	—	8
Genesee & Wyoming Inc. - Class A (a)	—	19
Gibraltar Industries Inc. (a)	—	4
Graco Inc.	1	38
Harris Corp.	1	87
Harsco Corp. (a)	1	18
Hawaiian Holdings Inc.	—	3
Healthcare Services Group Inc. (b)	—	10
Heartland Express Inc.	—	2
Heidrick & Struggles International Inc.	—	3
Hillenbrand Inc.	—	7
Honeywell International Inc.	3	475
HUB Group Inc. - Class A (a)	—	3
Hubbell Inc.	—	33
IDEX Corporation	1	98
Illinois Tool Works Inc.	1	135
Ingersoll-Rand Public Limited Company	2	227
Insperity, Inc.	—	36
ITT Industries Holdings, Inc.	1	44
JB Hunt Transport Services Inc.	1	43
John Bean Technologies Corp.	—	16
Kaman Corp.	—	4
Kansas City Southern	—	39
Kennametal Inc.	1	25
Kirby Corp. (a)	—	16
Korn Ferry	—	8
L3 Technologies Inc.	—	84
Landstar System Inc.	—	22
Lennox International Inc.	—	71
Lincoln Electric Holdings Inc.	—	19
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	401
Masco Corp.	1	42
Matson Intermodal - Paragon, Inc.	—	12
Mercury Systems Inc. (a)	—	18
Mobile Mini, Inc.	—	11
MSA Safety Inc.	—	28
MSC Industrial Direct Co. - Class A	—	11
National Presto Industries Inc.	—	2
Navigant Consulting, Inc.	—	5
Nordson Corp.	—	22
Norfolk Southern Corp.	1	272
Now, Inc. (a)	—	4
Old Dominion Freight Line Inc.	—	49
PGT Innovations, Inc. (a)	—	2
Proto Labs Inc. (a)	—	23
Raven Industries Inc.	—	11
Raytheon Co.	1	157
Regal-Beloit Corp.	—	14
	Shares/Par[1]	Value ($)
Republic Services Inc.	1	60
Robert Half International Inc.	—	22
Rockwell Automation Inc.	1	70
Rollins Inc.	1	38
Roper Industries Inc.	1	285
Simpson Manufacturing Co. Inc.	—	11
SPX Corp. (a)	—	12
Teledyne Technologies Inc. (a)	—	38
Tennant Co.	—	2
Tetra Tech, Inc.	—	17
The Boeing Company	4	1,423
Toro Co.	1	34
TransDigm Group Inc. (a)	—	179
Trex Company, Inc. (a)	—	21
Triumph Group Inc.	—	5
UniFirst Corp.	—	23
Union Pacific Corp.	5	904
United Parcel Service Inc. - Class B	3	270
United Rentals Inc. (a)	—	43
United Technologies Corp.	3	379
US Ecology, Inc.	—	10
Verisk Analytics, Inc.	1	123
Vicor Corp. (a)	—	4
Wabtec Corp. (b)	1	38
WageWorks Inc. (a)	—	11
Waste Management, Inc.	3	337
Watts Water Technologies Inc. - Class A	—	10
Woodward Governor Co.	1	48
WW Grainger Inc.	—	91
XPO Logistics Inc. (a)	—	17
Xylem Inc.	1	113
		9,609
Financials 5.8%
American Equity Investment Life Holding Company	—	7
American Express Company	3	316
Ameriprise Financial, Inc.	1	79
Amerisafe, Inc.	—	5
Aon PLC - Class A	1	221
Arthur J Gallagher & Co.	1	80
Axos Financial, Inc. (a)	—	4
BancorpSouth Bank	—	9
Bank of Hawaii Corporation	—	13
Berkshire Hathaway Inc. - Class B (a)	7	1,482
Blucora, Inc. (a)	—	11
Brookline Bancorp, Inc.	—	5
Brown & Brown Inc.	2	59
Cboe Global Markets, Inc.	1	87
Central Pacific Financial Corp.	—	2
Charles Schwab Corp.	5	184
Cincinnati Financial Corp.	1	56
City Holdings Co.	—	8
Comerica Inc.	1	43
Commerce Bancshares Inc.	1	26
Community Bank System Inc.	—	25
CVB Financial Corp.	—	7
Discover Financial Services	2	123
E*TRADE Financial Corp.	1	50
East West Bancorp, Inc.	1	23
Eaton Vance Corp.	1	21
eHealth, Inc. (a)	—	14
Evercore Inc. - Class A	—	13
FactSet Research Systems Inc.	—	82
Federated Investors Inc. - Class B	—	12
First Bancorp Inc.	1	7
First Financial Bancshares, Inc.	1	31
First Midwest Bancorp Inc.	1	10
First Republic Bank	1	120
FirstCash, Inc.	—	33
FNB Corp.	1	15
Genworth Financial, Inc. - Class A (a)	1	5
Glacier Bancorp, Inc.	1	25
Granite Point Mortgage Trust Inc.	—	3
Great Western Bancorp Inc.	—	5
Green Dot Corporation - Class A (a)	—	17

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

208

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Greenhill & Co. Inc.	—	—
Hanover Insurance Group Inc.	—	15
HCI Group, Inc.	—	3
Heritage Financial Corporation	—	6
Home Bancshares Inc.	1	8
HomeStreet, Inc. (a)	—	4
Independent Bank Corp.	—	20
Interactive Brokers Group, Inc. (c)	1	22
Intercontinental Exchange, Inc.	4	362
Kemper Corp.	—	15
LegacyTexas Financial Group, Inc.	—	16
LendingTree, Inc. (a)	—	24
MarketAxess Holdings Inc.	—	91
Marsh & McLennan Cos. Inc.	3	241
Mercury General Corp.	—	4
Moody's Corp.	1	118
MSCI Inc.	1	149
NASDAQ Inc.	1	60
National Bank Holdings Corp. - Class A	—	3
NMI Holdings Inc. - Class A (a)	—	5
Northern Trust Corp.	1	78
OFG Bancorp	—	5
Old National Bancorp	1	19
Preferred Bank	—	3
Primerica, Inc.	—	40
Progressive Corp.	2	183
RLI Corp.	—	26
S&P Global Inc.	2	419
S&T Bancorp Inc.	—	6
Seacoast Banking Corp. of Florida (a)	—	8
SEI Investments Co.	1	28
Selective Insurance Group Inc.	—	22
ServisFirst Bancshares, Inc.	—	4
Signature Bank	—	29
SLM Corporation	4	33
Sterling Bancorp	1	15
SVB Financial Group (a)	—	88
T. Rowe Price Group, Inc.	1	97
Tompkins Financial Corp.	—	2
Torchmark Corp.	—	28
Triumph Bancorp, Inc. (a)	—	4
TrustCo Bank Corp.	—	2
U.S. Bancorp	11	586
UMB Financial Corp.	—	23
United Fire Group Inc.	—	6
Universal Insurance Holdings, Inc.	—	6
Veritex Holdings Inc.	—	4
Virtus Partners, Inc.	—	4
Waddell & Reed Financial Inc. - Class A (b) (c)	—	3
Westamerica Bancorp	—	13
WisdomTree Investments, Inc.	—	2
World Acceptance Corp. (a)	—	7
		6,297
Consumer Staples 5.1%
Avon Products, Inc. (a)	4	14
B&G Foods, Inc. (b)	—	7
Boston Beer Co. Inc. - Class A (a)	—	26
Brown-Forman Corp. - Class B	1	69
Calavo Growers Inc.	—	6
Cal-Maine Foods Inc.	—	5
Chefs' Warehouse Inc. (a)	—	3
Church & Dwight Co. Inc.	2	133
Clorox Co.	1	146
Coca-Cola Co.	15	760
Colgate-Palmolive Co.	4	261
Constellation Brands, Inc. - Class A	1	247
Edgewell Personal Care Colombia S A S (a)	—	4
Energizer Holdings, Inc. (b)	—	8
Estee Lauder Cos. Inc. - Class A	1	206
Flowers Foods Inc.	1	18
Hershey Co.	1	84
Hormel Foods Corp. (b)	2	83
Inter Parfums Inc.	—	9
J&J Snack Foods Corp.	—	12
	Shares/Par[1]	Value ($)
John B. Sanfilippo & Son Inc.	—	3
Kellogg Co.	2	100
Kimberly-Clark Corp.	1	184
Lamb Weston Holdings Inc.	1	70
Lancaster Colony Corp.	—	22
McCormick & Co. Inc.	1	141
Medifast, Inc.	—	12
MGPI Processing, Inc. (b)	—	3
Monster Beverage 1990 Corporation (a)	3	185
PepsiCo Inc.	6	838
Philip Morris International Inc.	6	466
Post Holdings Inc. (a)	1	50
Procter & Gamble Co.	11	1,151
Sysco Corp.	2	156
Tootsie Roll Industries Inc.	—	4
USANA Health Sciences, Inc. (a)	—	6
WD-40 Co.	—	17
		5,509
Real Estate 3.8%
Acadia Realty Trust	—	8
Agree Realty Corporation	—	20
American Assets Trust, Inc.	—	7
American Campus Communities, Inc.	1	49
American Tower Corporation	3	676
Apartment Investment and Management Company - Class A	1	56
Armada Hoffler Properties, Inc.	—	4
ARMOUR Residential REIT, Inc.	—	5
AvalonBay Communities, Inc.	1	142
Boston Properties Inc.	1	79
Brixmor Property Group Inc.	1	20
Camden Property Trust	1	43
Caretrust REIT, Inc.	1	16
Community Healthcare Trust Incorporated	—	5
CoreCivic, Inc.	—	7
CoreSite Realty Corporation	—	20
Cousins Properties Incorporated (c)	1	21
Crown Castle International Corp.	1	165
Cyrusone LLC	1	49
DiamondRock Hospitality Co.	1	8
Digital Realty Trust Inc.	1	101
Douglas Emmett, Inc.	1	23
Duke Realty Corp.	2	57
Easterly Government Properties, Inc.	1	8
EastGroup Properties Inc.	—	31
EPR Properties	—	29
Equinix, Inc.	—	191
Equity Residential	2	142
Essex Property Trust Inc.	—	105
Extra Space Storage Inc.	1	67
Federal Realty Investment Trust	—	36
First Industrial Realty Trust, Inc.	1	24
Four Corners Property Trust, Inc.	1	16
Getty Realty Corp.	—	3
Global Net Lease Inc.	—	6
HCP, Inc.	4	114
Healthcare Realty Trust Inc.	1	19
HFF, Inc. - Class A	—	4
Highwoods Properties Inc.	—	13
Host Hotels & Resorts, Inc.	3	47
Innovative Industrial Properties, Inc. (b)	—	9
JBG Smith Properties	1	24
Lamar Advertising Co. - Class A	—	31
Liberty Property Trust	1	31
Life Storage Inc.	—	34
LTC Properties Inc.	—	9
Mack-Cali Realty Corp.	—	8
Marcus & Millichap Inc. (a)	—	4
Medical Properties Trust, Inc.	3	51
Mid-America Apartment Communities, Inc.	1	54
National Retail Properties Inc.	1	65
National Storage Affiliates Trust	1	13
New York Mortgage Trust Inc.	1	5
NRF Holdco, LLC	—	5
Office Properties Income Trust	—	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

209

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Omega Healthcare Investors Inc.	2	60
Pebblebrook Hotel Trust	1	14
PS Business Parks, Inc.	—	15
Public Storage	1	270
Rayonier Inc.	1	19
Realty Income Corp.	2	117
Redwood Trust Inc.	1	10
Regency Centers Corp.	1	38
RPT Realty	1	5
Saul Centers Inc.	—	4
SBA Communications Corporation (a)	1	109
Simon Property Group Inc.	2	249
Tanger Factory Outlet Centers Inc. (b)	—	4
Taubman Centers Inc.	—	9
The GEO Group, Inc.	—	8
UDR Inc.	1	53
Uniti Group Inc. (b)	1	13
Universal Health Realty Income Trust	—	3
Urban Edge Properties	1	7
Urstadt Biddle Properties Inc. - Class A	—	3
Vornado Realty Trust	1	43
Washington Prime Group, L.P. (b)	1	4
Washington REIT	—	7
Weingarten Realty Investors	1	16
Welltower Inc.	3	249
		4,112
Energy 3.2%
Anadarko Petroleum Corporation	4	265
Apache Corporation	3	82
Apergy Corporation (a)	—	10
Archrock, Inc.	1	8
Cabot Oil & Gas Corp.	2	51
Callon Petroleum Company (a)	2	9
Carrizo Oil & Gas Inc. (a)	1	5
Chesapeake Energy Corp. (a) (b)	4	8
Cimarex Energy Co.	1	27
CNX Resources Corporation (a)	1	10
Concho Resources Inc.	1	84
ConocoPhillips	9	516
CONSOL Mining Corporation (a)	—	3
Core Laboratories N.V. (b)	—	11
Denbury Resources Inc. (a) (b)	3	3
Devon Energy Corporation	3	89
Diamondback Energy, Inc.	1	126
DMC Global Inc.	—	6
Ensco Rowan PLC - Class A (b)	2	12
Equitrans Midstream Corp.	2	32
Exxon Mobil Corporation	18	1,357
Hess Corporation	1	66
HighPoint Resources Corporation (a)	1	2
HollyFrontier Corp.	1	57
KLX Energy Services Holdings, Inc. (a)	—	4
Marathon Oil Corp.	6	88
Matador Resources Co. (a)	1	10
Murphy Oil Corp.	1	32
Nabors Industries Ltd	1	3
Noble Corporation PLC (a)	1	2
Occidental Petroleum Corp.	6	279
ONEOK Inc.	2	120
PBF Energy Inc. - Class A	—	11
Penn Virginia Corporation (a)	—	2
Propetro Holding Corp. (a)	1	12
QEP Resources, Inc. (a)	2	11
Reg Biofuels, LLC (a)	—	3
Southwestern Energy Co. (a)	2	5
Transocean Ltd. (a)	2	9
Unit Corp. (a)	—	2
Whiting Petroleum Corp. (a) (b)	1	9
		3,441
Materials 2.4%
Air Products and Chemicals, Inc.	2	373
AK Steel Holding Corporation (a) (b)	2	5
Allegheny Technologies Incorporated (a)	1	24
AMCOR PLC (a) (c)	6	68
	Shares/Par[1]	Value ($)
AptarGroup, Inc.	—	34
Avery Dennison Corporation	—	31
Balchem Corporation	—	14
Ball Corporation	2	117
Cabot Corp.	—	12
Celanese Corp. - Class A	1	55
CF Industries Holdings Inc.	1	32
Chemours Co.	1	31
Eagle Materials Inc.	—	14
Eastman Chemical Co.	1	42
Ecolab Inc.	2	375
Ferro Corp. (a)	—	3
FMC Corp.	1	38
Freeport-McMoRan Inc. - Class B	5	57
FutureFuel Corp.	—	2
Greif Inc. - Class A	—	4
Hawkins Inc.	—	5
Ingevity Corporation (a)	—	20
Innospec Inc.	—	19
Kaiser Aluminum Corp.	—	12
Linde Public Limited Company	3	548
Louisiana-Pacific Corp.	1	11
Martin Marietta Materials Inc.	—	62
Materion Corp.	—	5
MOS Holdings Inc.	1	30
NewMarket Corp.	—	16
PPG Industries Inc.	1	95
Quaker Chemical Corp.	—	21
Royal Gold Inc.	—	33
RPM International Inc.	1	58
Scotts Miracle-Gro Co. - Class A	—	20
Sensient Technologies Corporation	—	11
Sherwin-Williams Co.	—	172
SunCoke Energy, Inc. (a)	1	8
Valvoline, Inc.	1	10
Vulcan Materials Co.	1	66
		2,553
Utilities 2.0%
Alliant Energy Corporation	1	48
Ameren Corporation	2	136
American States Water Company	—	14
American Water Works Company, Inc.	1	97
Aqua America, Inc.	1	33
Atmos Energy Corporation	1	55
Avista Corporation	—	11
Black Hills Corporation	1	32
California Water Service Group	—	11
CMS Energy Corp.	1	69
Dominion Energy, Inc.	3	218
El Paso Electric Co.	—	10
Eversource Energy	1	100
Hawaiian Electric Industries Inc.	1	18
IDACORP Inc.	—	20
National Fuel Gas Co.	1	36
NextEra Energy, Inc.	4	734
Northwest Natural Holding Company	—	11
NorthWestern Corp.	—	17
NRG Energy Inc.	2	71
OGE Energy Corp.	1	37
One Gas, Inc.	—	19
Pinnacle West Capital Corp.	1	80
Spire, Inc.	—	14
UGI Corp.	1	70
WEC Energy Group Inc.	1	95
Xcel Energy Inc.	2	101
		2,157
Total Common Stocks (cost $95,987)		107,404
INVESTMENT COMPANIES 0.1%
iShares S&P 400 Growth Index Fund	—	4
iShares S&P 500 Growth Index Fund (b)	—	53
iShares S&P Small-Cap 600 Growth ETF	—	2
Total Investment Companies (cost $60)		59

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

210

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	1,506	1,506
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	225	225
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	35	35
Total Short Term Investments (cost $1,766)		1,766
Total Investments 101.3% (cost $97,813)		109,229
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (1.3)%		(1,385)
Total Net Assets 100.0%		107,847

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Value Index Fund
COMMON STOCKS 99.4%
Financials 21.9%
Affiliated Managers Group, Inc.	—	22
AFLAC Incorporated	4	194
Alleghany Corporation (a)	—	45
Ambac Financial Group, Inc. (a)	—	3
American Equity Investment Life Holding Company	—	6
American Express Company	2	201
American Financial Group, Inc.	—	35
American International Group, Inc.	4	220
Ameriprise Financial, Inc.	—	42
Ameris Bancorp	—	7
Amerisafe, Inc.	—	1
Aon PLC - Class A	1	80
Arthur J Gallagher & Co.	—	26
Associated Banc-Corp	1	16
Assurant, Inc.	—	31
Axos Financial, Inc. (a)	—	4
Banc of California, Inc.	—	3
BancorpSouth Bank	—	6
Bank of America Corporation	42	1,214
Bank of Hawaii Corporation	—	10
Bank OZK	1	17
Banner Corporation	—	10
BB&T Corporation	4	179
Berkshire Hathaway Inc. - Class B (a)	5	1,017
Berkshire Hills Bancorp, Inc.	—	6
BlackRock, Inc.	1	265
Boston Private Financial Holdings Inc.	—	4
Brighthouse Financial, Inc. (a)	1	19
Brookline Bancorp, Inc.	—	2
Capital One Financial Corporation	2	203
Cathay General Bancorp	—	12
Central Pacific Financial Corp.	—	3
Charles Schwab Corp.	3	109
Chemical Financial Corp.	—	14
Chubb Limited	2	320
Cincinnati Financial Corp.	—	38
Citigroup Inc.	11	767
Citizens Financial Group Inc.	2	78
CME Group Inc.	2	330
CNO Financial Group, Inc.	1	13
Columbia Banking System Inc.	—	12
Comerica Inc.	1	29
Commerce Bancshares Inc.	—	11
Cullen/Frost Bankers Inc.	—	29
	Shares/Par[1]	Value ($)
Customers Bancorp, Inc. (a)	—	2
CVB Financial Corp.	—	5
Dime Community Bancshares Inc.	—	2
Discover Financial Services	1	40
Donnelley Financial Solutions, Inc. (a)	—	2
E*TRADE Financial Corp.	1	20
Eagle Bancorp Inc.	—	9
East West Bancorp, Inc.	—	16
Eaton Vance Corp.	—	8
Employer Holdings Inc.	—	6
Encore Capital Group Inc. (a)	—	5
Enova International, Inc. (a)	—	4
Evercore Inc. - Class A	—	10
Everest Re Group, Ltd.	—	46
EzCorp Inc. - Class A (a)	—	2
Federated Investors Inc. - Class B	—	7
Fidelity Southern Corp.	—	1
Fifth Third Bancorp	4	96
First American Financial Corporation	1	30
First Bancorp Inc.	1	6
First Commonwealth Financial Corp.	1	6
First Financial Bancorp	1	11
First Horizon National Corp.	2	23
First Midwest Bancorp Inc.	—	5
Flagstar Bancorp Inc.	—	5
FNB Corp.	1	11
Franklin Financial Network, Inc.	—	1
Franklin Resources Inc.	1	47
Fulton Financial Corp.	1	13
Genworth Financial, Inc. - Class A (a)	2	6
Granite Point Mortgage Trust Inc.	—	4
Great Western Bancorp Inc.	—	6
Greenhill & Co. Inc.	—	—
Hancock Whitney Co.	1	17
Hanmi Financial Corp.	—	5
Hanover Insurance Group Inc.	—	14
Hartford Financial Services Group Inc.	2	96
Heritage Financial Corporation	—	3
Home Bancshares Inc.	—	7
HomeStreet, Inc. (a)	—	1
Hope Bancorp, Inc.	1	7
Horace Mann Educators Corp.	—	7
Huntington Bancshares Inc.	5	69
Interactive Brokers Group, Inc. (b)	—	6
International Bancshares Corp.	—	10
INTL FCStone Inc. (a)	—	3
Invesco Ltd.	2	40
James River Group, Inc.	—	6
Janus Henderson Group PLC	1	16
Jefferies Financial Group Inc.	1	23
JPMorgan Chase & Co.	15	1,717
Kemper Corp.	—	16
KeyCorp	5	83
Legg Mason Inc.	1	17
Lincoln National Corp.	1	63
Loews Corp.	1	68
M&T Bank Corporation	1	109
Marsh & McLennan Cos. Inc.	1	88
Mercury General Corp.	—	5
Meta Financial Group, Inc.	—	5
MetLife, Inc.	5	224
Moody's Corp.	1	77
Morgan Stanley	6	266
NASDAQ Inc.	—	15
National Bank Holdings Corp. - Class A	—	1
Navient Corporation	1	13
NBT Bancorp Inc.	—	9
New York Community Bancorp Inc.	2	23
NMI Holdings Inc. - Class A (a)	—	5
Northern Trust Corp.	1	43
Northfield Bancorp Inc.	—	4
Northwest Bancshares Inc.	1	10
OFG Bancorp	—	3
Old Republic International Corp.	2	31
Opus Bank	—	1

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

211

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Oritani Financial Corp.	—	5
Pacific Premier Bancorp, Inc.	—	6
PacWest Bancorp	1	23
People's United Financial Inc.	2	31
Pinnacle Financial Partners, Inc.	—	19
Piper Jaffray Cos.	—	5
PNC Financial Services Group Inc.	2	294
Preferred Bank	—	1
Principal Financial Group, Inc.	1	72
ProAssurance Corporation	—	9
Progressive Corp.	1	105
Prosperity Bancshares Inc.	—	22
Provident Financial Services, Inc.	—	6
Prudential Financial Inc.	2	195
Raymond James Financial Inc.	1	51
Regions Financial Corporation	5	73
Reinsurance Group of America Inc.	—	46
RenaissanceRe Holdings Ltd	—	36
S&T Bancorp Inc.	—	2
Safety Insurance Group, Inc.	—	7
SEI Investments Co.	—	14
Selective Insurance Group Inc.	—	8
ServisFirst Bancshares, Inc.	—	5
Signature Bank	—	11
Simmons First National Corp. - Class A	1	11
Southside Bancshares, Inc.	—	6
State Street Corp.	2	98
Sterling Bancorp	1	12
Stewart Information Services Corp.	—	5
Stifel Financial Corp.	—	20
SunTrust Banks Inc.	2	131
Synchrony Financial	3	105
Synovus Financial Corp.	1	26
T. Rowe Price Group, Inc.	1	61
TCF Financial Corp.	1	17
Texas Capital Bancshares, Inc. (a)	—	14
The Allstate Corporation	2	161
The Bank of New York Mellon Corporation (c)	4	185
The Goldman Sachs Group, Inc.	2	330
The PRA Group, Inc. (a)	—	6
The Travelers Companies, Inc.	1	186
Third Point Reinsurance Ltd. (a)	1	5
Tompkins Financial Corp.	—	4
Torchmark Corp.	—	22
TrustCo Bank Corp.	—	2
Trustmark Corp.	—	11
Umpqua Holdings Corp.	1	17
United Bankshares Inc.	1	17
United Community Banks, Inc.	—	11
United Insurance Holdings Corp.	—	1
Unum Group	1	33
Valley National Bancorp	2	18
Veritex Holdings Inc.	—	2
Virtus Partners, Inc.	—	1
W. R. Berkley Corporation	1	44
Waddell & Reed Financial Inc. - Class A (b) (d)	—	2
Walker & Dunlop, Inc.	—	6
Washington Federal Inc.	—	13
Webster Financial Corp.	1	21
Wells Fargo & Co.	19	907
Willis Towers Watson Public Limited Company	1	118
Wintrust Financial Corporation	—	19
WisdomTree Investments, Inc.	—	1
World Acceptance Corp. (a)	—	2
Zions Bancorp	1	40
		13,071
Information Technology 15.3%
Accenture Public Limited Company - Class A	2	302
ADTRAN, Inc.	—	4
Advanced Energy Industries, Inc. (a)	—	6
Alarm.Com Holdings, Inc. (a)	—	3
Amphenol Corporation - Class A	1	83
Analog Devices, Inc.	1	89
Anixter International Inc. (a)	—	7
	Shares/Par[1]	Value ($)
Apple Inc.	21	4,095
Applied Materials, Inc.	5	200
Applied Optoelectronics, Inc. (a) (d)	—	1
Arlo Technologies, Inc. (a)	—	1
Arrow Electronics, Inc. (a)	1	29
Avnet, Inc.	1	23
Axcelis Technologies, Inc. (a)	—	1
Badger Meter, Inc.	—	4
Bel Fuse Inc. - Class B	—	1
Belden Inc.	—	11
Benchmark Electronics, Inc.	—	4
Blackbaud, Inc.	—	6
CACI International Inc. - Class A (a)	—	25
Cadence Design Systems Inc. (a)	1	40
CDK Global, Inc.	—	17
CEVA Inc. (a)	—	2
Cirrus Logic Inc. (a)	—	12
Cognex Corp.	—	18
Cognizant Technology Solutions Corp. - Class A	3	172
Coherent Inc. (a)	—	15
Cohu Inc.	—	1
Comtech Telecommunications Corp.	—	5
Control4 Corporation (a)	—	3
Corning Inc.	4	124
Cray Inc. (a)	—	2
CSG Systems International Inc.	—	5
Daktronics Inc.	—	1
Diebold Nixdorf Inc. (a)	—	1
Digi International Inc. (a)	—	1
Diodes Inc. (a)	—	5
DSP Group, Inc. (a)	—	—
DXC Technology Company	1	71
Ebix Inc. (d)	—	1
Electronics for Imaging Inc. (a)	—	7
ePlus Inc. (a)	—	2
EVERTEC, Inc.	—	2
ExlService Holdings Inc. (a)	—	6
Extreme Networks, Inc. (a)	—	1
Fabrinet (a)	—	2
FARO Technologies Inc. (a)	—	1
Finisar Corporation (a)	1	10
First Solar Inc. (a)	—	22
FleetCor Technologies Inc. (a)	—	46
FLIR Systems Inc.	1	34
FormFactor Inc. (a)	—	5
Hewlett Packard Enterprise Company	7	96
HP Inc.	7	147
Ichor Holdings, Ltd. (a)	—	3
II-VI Inc. (a)	—	11
Insight Enterprises, Inc. (a)	—	11
Intel Corp.	7	336
InterDigital Communications, Inc.	—	5
International Business Machines Corp.	4	579
IPG Photonics Corporation (a)	—	25
Itron Inc. (a)	—	11
Jabil Inc.	1	20
Jack Henry & Associates Inc.	—	24
Juniper Networks, Inc.	2	43
KBR, Inc.	—	9
KLA-Tencor Corp.	—	40
Knowles Corporation (a)	—	5
Kopin Corp. (a)	—	—
Kulicke & Soffa Industries Inc.	—	6
Lam Research Corp.	1	132
LivePerson Inc. (a)	—	2
LogMeIn, Inc.	—	17
Lumentum Holdings Inc. (a)	—	11
Manhattan Associates Inc. (a)	—	7
Mantech International Corp. - Class A	—	8
Maxim Integrated Products, Inc.	1	32
MaxLinear, Inc. - Class A (a)	—	2
Methode Electronics Inc.	—	5
Microchip Technology Inc. (d)	1	47
Micron Technology Inc. (a)	5	203
MicroStrategy Inc. - Class A (a)	—	4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

212

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MKS Instruments, Inc.	—	19
Monotype Imaging Holdings Inc.	—	1
MTS Systems Corp.	—	3
NCR Corporation (a)	1	18
NETGEAR, Inc. (a)	—	3
NetScout Systems, Inc. (a)	—	8
NIC Inc.	—	2
NVIDIA Corporation	1	223
Onespan, Inc. (a)	—	—
Oracle Corporation	6	328
OSI Systems Inc. (a)	—	6
Park Electrochemical Corp.	—	—
Paychex Inc.	1	48
PDF Solutions Inc. (a)	—	3
Perspecta Inc.	1	14
Photronics Inc. (a)	—	3
Plantronics Inc.	—	2
Plexus Corp. (a)	—	9
Power Integrations Inc.	—	5
Progress Software Corp.	—	2
Qorvo, Inc. (a)	1	37
QUALCOMM Inc.	3	211
Qualys, Inc. (a)	—	5
Rambus Inc. (a)	1	6
Rogers Corp. (a)	—	5
Rudolph Technologies Inc. (a)	—	1
Sanmina Corp. (a)	—	10
ScanSource Inc. (a)	—	3
Science Applications International Corp.	—	21
Seagate Technology Public Limited Company	1	19
Skyworks Solutions, Inc.	—	24
SolarEdge Technologies Ltd. (a)	—	5
Sykes Enterprises Inc. (a)	—	5
Symantec Corp.	3	63
Synaptics Incorporated (a)	—	1
SYNNEX Corporation	—	18
Synopsys Inc. (a)	—	40
TE Connectivity Ltd.	2	157
Tech Data Corp. (a)	—	19
Teradyne Inc.	—	15
Texas Instruments Incorporated	2	174
TiVo Corporation	1	4
Total System Services Inc.	—	31
TTEC Holdings, Inc.	—	5
TTM Technologies, Inc. (a)	1	4
Ultra Clean Holdings, Inc. (a)	—	2
Universal Display Corporation	—	13
Veeco Instruments Inc. (a)	—	2
Versum Materials, Inc.	—	7
ViaSat, Inc. (a)	—	11
Vishay Intertechnology Inc.	1	11
Western Digital Corp.	2	67
Western Union Co.	1	22
Xerox Corp.	1	33
Xperii Corp.	—	5
		9,123
Industrials 11.1%
3M Company	1	233
AAON, Inc.	—	3
AAR Corp.	—	2
ABM Industries Incorporated	—	13
Actuant Corporation - Class A	—	2
Acuity Brands, Inc.	—	25
AECOM (a)	1	28
Aegion Corporation (a)	—	2
AGCO Corporation	—	22
Alamo Group Inc.	—	5
Alaska Air Group, Inc.	1	36
Allegion Public Limited Company	—	23
American Airlines Group Inc.	2	60
American Woodmark Corporation (a)	—	6
AO Smith Corp.	1	31
Apogee Enterprises, Inc.	—	6
Applied Industrial Technologies, Inc.	—	6
	Shares/Par[1]	Value ($)
Arcbest Corporation	—	4
Arconic Inc.	2	49
Arcosa, Inc.	—	9
Astec Industries, Inc.	—	4
Atlas Air Worldwide Holdings, Inc. (a)	—	5
Avis Budget Group, Inc. (a)	—	12
AZZ Inc.	—	1
Barnes Group Inc.	—	6
Brady Corp. - Class A	—	5
Briggs & Stratton Corp.	—	1
Brink's Co.	—	8
C.H. Robinson Worldwide, Inc.	1	55
Carlisle Cos. Inc.	—	14
Caterpillar Inc.	3	370
Chart Industries, Inc. (a)	—	6
CIRCOR International, Inc. (a)	—	5
Clean Harbors Inc. (a)	—	7
Colfax Corp. (a)	1	14
Comfort Systems USA Inc.	—	5
Copart Inc. (a)	—	22
Crane Co.	—	7
Cubic Corp.	—	5
Cummins Inc.	1	118
Deere & Co.	2	249
Delta Air Lines Inc.	3	160
Deluxe Corp.	—	9
Donaldson Co. Inc.	—	11
Dover Corp.	1	70
Dycom Industries Inc. (a)	—	9
Eaton Corporation Public Limited Company	1	85
Echo Global Logistics, Inc. (a)	—	3
EMCOR Group, Inc.	—	22
Emerson Electric Co.	3	195
Encore Wire Corp.	—	5
EnerSys	—	5
EnPro Industries, Inc.	—	6
Equifax Inc.	—	31
Federal Signal Corp.	—	2
FedEx Corporation	1	103
Flowserve Corporation	—	15
Fluor Corp.	1	22
Fortive Corporation	2	115
Fortune Brands Home & Security, Inc.	1	37
Forward Air Corp.	—	2
FTI Consulting Inc. (a)	—	8
GATX Corp.	—	7
General Dynamics Corp.	1	235
General Electric Co.	41	434
Genesee & Wyoming Inc. - Class A (a)	—	14
Gibraltar Industries Inc. (a)	—	2
GMS Inc. (a)	—	3
Graco Inc.	—	17
Granite Construction Inc.	—	11
Greenbrier Cos. Inc.	—	5
Griffon Corp.	—	3
Harris Corp.	—	49
Hawaiian Holdings Inc.	—	2
Healthcare Services Group Inc. (d)	—	4
Heartland Express Inc.	—	2
Heidrick & Struggles International Inc.	—	1
Herman Miller Inc.	—	13
Hillenbrand Inc.	—	6
HNI Corp.	—	8
Honeywell International Inc.	2	302
HUB Group Inc. - Class A (a)	—	5
Hubbell Inc.	—	13
Huntington Ingalls Industries Inc.	—	45
Illinois Tool Works Inc.	1	129
Insteel Industries, Inc.	—	1
Interface Inc.	—	5
Jacobs Engineering Group Inc.	1	45
JB Hunt Transport Services Inc.	—	12
JetBlue Airways Corp. (a)	1	25
John Bean Technologies Corp.	—	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

213

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Johnson Controls International Public Limited Company	4	155
Kaman Corp.	—	5
Kansas City Southern	—	32
Kelly Services Inc. - Class A	—	5
Kirby Corp. (a)	—	11
Knight-Swift Transportation Holdings Inc. - Class A	1	19
Korn Ferry	—	4
L3 Technologies Inc.	—	39
Landstar System Inc.	—	6
Lincoln Electric Holdings Inc.	—	10
Lindsay Corp.	—	2
Lockheed Martin Corp.	1	170
LSC Communications, Inc.	—	—
Lydall Inc. (a)	—	2
ManpowerGroup Inc.	—	26
Marten Transport Ltd.	—	4
Masco Corp.	1	28
MasTec Inc. (a)	—	14
Matthews International Corp. - Class A	—	5
Mercury Systems Inc. (a)	—	6
Moog Inc. - Class A	—	14
MSC Industrial Direct Co. - Class A	—	6
Mueller Industries Inc.	—	9
Multi-Color Corp.	—	4
MYR Group Inc. (a)	—	3
Navigant Consulting, Inc.	—	2
Nielsen Holdings plc	2	38
Nordson Corp.	—	19
Norfolk Southern Corp.	1	79
Northrop Grumman Systems Corp.	1	261
Now, Inc. (a)	—	5
Nvent Electric Public Limited Company	1	18
Old Dominion Freight Line Inc.	—	14
Oshkosh Corp.	—	27
PACCAR Inc.	2	118
Parker Hannifin Corp.	1	104
Patrick Industries Inc. (a)	—	6
Pentair Public Limited Company	1	29
PGT Innovations, Inc. (a)	—	1
Pitney Bowes Inc.	1	3
Powell Industries Inc.	—	1
Quanex Building Products Corp.	—	2
Quanta Services, Inc.	1	25
Raytheon Co.	1	131
Regal-Beloit Corp.	—	7
Republic Services Inc.	1	51
Resideo Technologies, Inc. (a)	1	12
Resources Connection, Inc.	—	1
Robert Half International Inc.	—	17
Rockwell Automation Inc.	—	44
RR Donnelley & Sons Co.	—	—
Ryder System Inc.	—	14
Saia, Inc. (a)	—	10
Simpson Manufacturing Co. Inc.	—	6
SkyWest Inc.	—	15
Snap-On Inc.	—	44
Southwest Airlines Co.	2	116
SPX Flow, Inc. (a)	—	8
Standex International Corp.	—	5
Stanley Black & Decker Inc.	1	105
Stericycle Inc. (a)	—	19
Team Inc. (a)	—	1
Teledyne Technologies Inc. (a)	—	25
Tennant Co.	—	2
Terex Corp.	—	11
Tetra Tech, Inc.	—	9
Textron Inc.	1	57
Timken Co.	—	18
Titan International, Inc.	—	2
Toro Co.	—	12
Trex Company, Inc. (a)	—	6
Trinity Industries Inc.	1	13
Triumph Group Inc.	—	2
TrueBlue, Inc. (a)	—	4
	Shares/Par[1]	Value ($)
United Airlines Holdings Inc. (a)	1	91
United Parcel Service Inc. - Class B	2	171
United Rentals Inc. (a)	—	23
United Technologies Corp.	2	261
Universal Forest Products Inc.	—	12
Valmont Industries Inc.	—	12
Verisk Analytics, Inc.	—	35
Veritiv Corp. (a)	—	1
Viad Corp	—	6
Wabash National Corp.	—	5
Wabtec Corp. (d)	1	29
WageWorks Inc. (a)	—	5
Watsco Inc.	—	25
Watts Water Technologies Inc. - Class A	—	6
Werner Enterprises Inc.	—	6
XPO Logistics Inc. (a)	—	15
		6,606
Health Care 10.2%
AbbVie Inc.	3	245
Acadia Healthcare Company, Inc. (a) (d)	1	14
Acorda Therapeutics, Inc. (a)	—	1
Agilent Technologies, Inc.	1	52
Akorn, Inc. (a)	1	3
Align Technology, Inc. (a)	—	47
Allergan Public Limited Company	2	245
Allscripts Healthcare Solutions, Inc. (a)	1	10
AMAG Pharmaceuticals, Inc. (a)	—	1
AmerisourceBergen Corporation	1	63
Amgen Inc.	1	182
Anika Therapeutics, Inc. (a)	—	2
Anthem, Inc.	1	344
Assertio Therapeutics, Inc. (a)	—	—
Baxter International Inc.	1	106
Becton, Dickinson and Company	1	118
Biogen Inc. (a)	1	98
Bristol-Myers Squibb Co.	4	173
Cambrex Corp. (a)	—	1
Cantel Medical Corp.	—	6
Cardinal Health, Inc.	2	66
Catalent Inc. (a)	—	15
Celgene Corp. (a)	2	164
Centene Corporation (a)	2	103
Charles River Laboratories International Inc. (a)	—	15
Cigna Corp.	1	123
Community Health Systems Inc. (a)	1	1
Computer Programs & Systems Inc.	—	—
Cooper Cos. Inc.	—	46
Covetrus, Inc. (a)	—	5
Cross Country Healthcare Inc. (a)	—	1
CVS Health Corp.	6	336
Cytokinetics, Incorporated (a)	—	—
Danaher Corp.	1	188
Dentsply Sirona Inc.	1	65
Diplomat Pharmacy, Inc. (a)	—	1
Emergent BioSolutions Inc. (a)	—	4
Exelixis, Inc. (a)	1	15
Gilead Sciences Inc.	6	407
Healthstream, Inc. (a)	—	1
Henry Schein Inc. (a)	—	27
Hologic Inc. (a)	1	26
Incyte Corporation (a)	1	38
Inogen, Inc. (a)	—	1
Invacare Corp.	—	1
IQVIA Inc. (a)	—	31
Johnson & Johnson	5	718
Laboratory Corporation of America Holdings (a)	1	79
Lannett Co. Inc. (a) (d)	—	2
Lantheus Holdings Inc. (a)	—	3
LHC Group, Inc. (a)	—	6
Magellan Health Services Inc. (a)	—	8
McKesson Corporation	1	122
Medicines Co. (a)	—	3
Medidata Solutions, Inc. (a)	—	11
Mednax, Inc. (a)	1	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

214

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Mettler-Toledo International Inc. (a)	—	34
Momenta Pharmaceuticals, Inc. (a)	—	1
Mylan Holdings Ltd. (a)	2	46
Myriad Genetics, Inc. (a)	—	5
Natus Medical Inc. (a)	—	1
Nektar Therapeutics (a)	1	29
Orasure Technologies, Inc. (a)	—	1
Orthofix Medical Inc. (a)	—	1
Owens & Minor Inc.	—	—
Patterson Cos. Inc.	1	10
PerkinElmer Inc.	—	24
Perrigo Company Public Limited Company	1	29
Phibro Animal Health Corporation - Class A	—	1
Prestige Consumer Healthcare Inc. (a)	—	7
Providence Services Corp. (a)	—	4
Quest Diagnostics Incorporated	1	66
Regeneron Pharmaceuticals, Inc. (a)	—	46
Select Medical Holdings Corporation (a)	1	10
Stryker Corp.	1	124
Syneos Health, Inc. - Class A (a)	—	7
Tenet Healthcare Corporation (a)	—	4
United Therapeutics Corporation (a)	—	16
UnitedHealth Group Incorporated	5	1,098
Universal Health Services Inc. - Class B	—	22
Varex Imaging Corporation (a)	—	4
Waters Corp. (a)	—	29
Zoetis Inc. - Class A	1	117
		6,089
Consumer Staples 8.8%
Altria Group, Inc.	9	420
Archer-Daniels-Midland Company	3	109
B&G Foods, Inc. (d)	—	3
Calavo Growers Inc. (d)	—	2
Cal-Maine Foods Inc.	—	4
Campbell Soup Co. (d)	1	35
Casey's General Stores Inc.	—	26
Central Garden & Pet Co. (a)	—	1
Central Garden & Pet Co. - Class A (a)	—	5
Chefs' Warehouse Inc. (a)	—	1
Coca-Cola Co.	9	445
Coca-Cola Consolidated Inc.	—	7
Colgate-Palmolive Co.	2	126
ConAgra Brands Inc.	2	61
Costco Wholesale Corporation	2	551
Coty Inc. - Class A	2	21
Darling Ingredients Inc. (a)	1	16
Dean Foods Co.	—	—
Edgewell Personal Care Colombia S A S (a)	—	3
Energizer Holdings, Inc. (d)	—	5
Estee Lauder Cos. Inc. - Class A	—	62
Flowers Foods Inc.	1	11
General Mills Inc.	3	150
Hain Celestial Group Inc. (a)	1	11
Hershey Co.	—	34
Ingredion Inc.	—	25
J&J Snack Foods Corp.	—	5
JM Smucker Co.	1	62
John B. Sanfilippo & Son Inc.	—	1
Kimberly-Clark Corp.	1	101
Kraft Heinz Foods Co.	3	92
Kroger Co.	4	82
MGPI Processing, Inc. (d)	—	1
Molson Coors Brewing Company - Class B	1	48
Mondelez International Inc. - Class A	7	368
Nu Skin Enterprises, Inc. - Class A	—	14
PepsiCo Inc.	3	340
Philip Morris International Inc.	4	284
Procter & Gamble Co.	5	574
Sanderson Farms Inc.	—	12
Seneca Foods Corp. - Class A (a)	—	—
SpartanNash Co.	—	2
Sprouts Farmers Market, Inc. (a)	1	11
Sysco Corp.	1	59
The Andersons, Inc.	—	3
	Shares/Par[1]	Value ($)
Treehouse Foods, Inc. (a)	—	16
Tyson Foods Inc. - Class A	2	114
United Natural Foods Inc. (a)	—	3
Universal Corp.	—	7
USANA Health Sciences, Inc. (a)	—	1
Walgreens Boots Alliance Inc.	4	202
Walmart Inc.	7	732
		5,268
Consumer Discretionary 7.7%
Aaron's, Inc.	—	9
Abercrombie & Fitch Co. - Class A	—	4
Adient Public Limited Company	1	11
Advance Auto Parts, Inc.	—	17
American Axle & Manufacturing Holdings, Inc. (a)	1	6
American Eagle Outfitters, Inc.	1	14
Aptiv PLC (b)	1	38
Asbury Automotive Group, Inc. (a)	—	5
AutoNation, Inc. (a)	—	11
Barnes & Noble Education, Inc. (a)	—	—
Barnes & Noble, Inc.	—	1
Bed Bath & Beyond Inc. (d)	1	8
Best Buy Co., Inc.	1	78
Big Lots, Inc.	—	6
Bloomin' Brands, Inc.	—	7
Booking Holdings Inc. (a)	—	199
Boot Barn Holdings, Inc. (a)	—	1
BorgWarner Inc.	1	42
Boyd Gaming Corp.	1	11
Brunswick Corp.	1	20
Buckle Inc. (d)	—	1
Caesars Entertainment Corp. (a)	3	34
Caleres Inc.	—	3
Callaway Golf Co.	—	3
Capri Holdings Limited (a)	1	25
Carmax Inc. (a)	1	38
Carnival Plc	2	87
Carter's Inc.	—	11
Cato Corp. - Class A	—	1
Century Communities Inc. (a)	—	3
Cheesecake Factory Inc. (d)	—	5
Chico's FAS Inc.	1	2
Chuy's Holdings Inc. (a)	—	—
Conn's Inc. (a)	—	1
Cooper Tire & Rubber Co.	—	9
Cooper-Standard Holdings Inc. (a)	—	5
Core-Mark Holding Co. Inc.	—	8
Cracker Barrel Old Country Store, Inc. (d)	—	8
D.R. Horton, Inc.	2	69
Dana Holding Corp.	1	14
Darden Restaurants Inc.	—	20
Delphi Technologies PLC	—	7
Designer Brands Inc. - Class A	—	2
Dick's Sporting Goods Inc.	—	11
Dillard's Inc. - Class A (d)	—	5
Dollar Tree Inc. (a)	1	122
Dunkin' Brands Group Inc.	—	12
eBay Inc.	2	95
Ethan Allen Interiors Inc.	—	3
Expedia Group, Inc.	—	27
Express, Inc. (a)	—	1
Fiesta Restaurant Group, Inc. (a)	—	1
Foot Locker Inc.	—	11
Ford Motor Co.	19	191
Fossil Group, Inc. (a)	—	4
GameStop Corp. - Class A (d)	—	2
Gap Inc.	1	18
Garmin Ltd.	—	18
Garrett Motion Inc. (a)	—	5
General Motors Company	6	241
Genesco Inc. (a)	—	4
Gentex Corp.	—	8
Gentherm Incorporated (a)	—	2
Genuine Parts Co.	1	70
G-III Apparel Group, Ltd. (a)	—	6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

215

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Goodyear Tire & Rubber Co.	1	18
Graham Holdings Co.	—	13
Group 1 Automotive Inc.	—	7
H & R Block, Inc.	—	11
HanesBrands Inc.	1	17
Harley-Davidson Inc.	1	28
Hasbro Inc.	—	23
Haverty Furniture Cos. Inc.	—	2
Hibbett Sports Inc. (a)	—	1
Home Depot Inc.	3	586
Installed Building Products, Inc. (a)	—	6
International Speedway Corp. - Class A	—	2
J.C. Penney Co. Inc. (a) (d)	2	2
Jack in the Box Inc.	—	5
KB Home	1	11
Kirkland's Inc. (a)	—	—
Kohl's Corp.	1	37
La-Z-Boy Inc.	—	6
LCI Industries	—	11
Leggett & Platt Inc.	1	23
Lennar Corp. - Class A	1	66
LGI Homes, Inc. (a)	—	6
Limited Brands Inc.	1	29
Lithia Motors Inc. - Class A	—	13
LKQ Corp. (a)	2	40
Lowe's Cos. Inc.	2	203
Lumber Liquidators, Inc. (a) (d)	—	1
M/I Homes, Inc. (a)	—	3
Macy's, Inc.	1	17
MarineMax Inc. (a)	—	1
Marriott International Inc. - Class A	1	109
Marriott Vacations Worldwide Corporation	—	18
Mattel Inc. (a) (d)	1	10
MDC Holdings Inc.	—	7
Meritage Homes Corporation (a)	—	8
MGM Resorts International	3	70
Mohawk Industries Inc. (a)	—	42
Monarch Casino & Resort Inc. (a)	—	—
Motorcar Parts of America Inc. (a)	—	3
Movado Group Inc.	—	—
Murphy USA Inc. (a)	—	11
Nautilus, Inc. (a)	—	—
Newell Brands Inc.	1	14
Nike Inc. - Class B	3	246
Nordstrom Inc. (d)	—	7
Norwegian Cruise Line Holdings Ltd. (a)	1	54
NVR, Inc. (a)	—	20
Office Depot Inc.	2	5
Oxford Industries Inc.	—	1
Papa John's International Inc. (d)	—	2
Penn National Gaming Inc. (a)	—	4
PetMed Express Inc. (d)	—	1
Polaris Industries Inc.	—	25
Pulte Homes Inc.	1	38
PVH Corp.	—	33
Ralph Lauren Corp. - Class A	—	27
Red Robin Gourmet Burgers, Inc. (a)	—	1
Rent-A-Center, Inc. (a)	—	6
RH (a) (d)	—	5
Ross Stores Inc.	1	74
Royal Caribbean Cruises Ltd.	1	100
Sally Beauty Holdings, Inc. (a)	—	2
Shutterfly, Inc. (a)	—	2
Shutterstock Inc.	—	1
Signet Jewelers Limited	—	4
Six Flags Operations Inc.	—	9
Skechers U.S.A. Inc. - Class A (a)	1	19
Sonic Automotive, Inc. - Class A	—	4
Sotheby's (a)	—	6
Standard Motor Products Inc.	—	1
Starbucks Corp.	3	236
Steven Madden Ltd.	—	6
Sturm Ruger & Co. Inc.	—	1
Superior Industries International Inc.	—	—
Tapestry Inc.	1	13
	Shares/Par[1]	Value ($)
Target Corporation	3	211
Tempur Sealy International, Inc. (a)	—	7
Texas Roadhouse Inc.	—	5
The Michaels Companies, Inc. (a)	1	4
Thor Industries Inc.	—	16
Tiffany & Co.	—	25
Tile Shop Holdings, Inc.	—	1
Toll Brothers Inc.	1	23
TopBuild Corp. (a)	—	13
TRI Pointe Homes, Inc. (a)	1	9
Tupperware Brands Corp.	—	2
Under Armour Inc. - Class A (a)	—	8
Under Armour Inc. - Class C (a)	—	8
Unifi Inc. (a)	—	—
Universal Electronics Inc. (a)	—	3
Vera Bradley, Inc. (a)	—	1
Vista Outdoor Inc. (a)	—	1
Visteon Corporation (a) (d)	—	9
Vitamin Shoppe, Inc. (a) (d)	—	—
Whirlpool Corp.	—	43
William Lyon Homes - Class A (a)	—	2
Williams-Sonoma Inc. (d)	—	12
Winnebago Industries Inc.	—	6
Wolverine World Wide Inc.	—	5
Wyndham Destinations, Inc.	—	6
Wynn Resorts Ltd.	1	57
Zumiez Inc. (a)	—	3
		4,614
Energy 6.8%
Apergy Corporation (a)	—	6
Baker Hughes, a GE Company, LLC - Class A	3	61
Bonanza Creek Energy, Inc. (a)	—	1
C&J Energy Services, Inc. (a)	—	3
Cabot Oil & Gas Corp.	1	13
Chesapeake Energy Corp. (a) (d)	2	4
Chevron Corp.	9	1,123
Cimarex Energy Co.	—	14
Concho Resources Inc.	1	45
CONSOL Mining Corporation (a)	—	2
Core Laboratories N.V. (d)	—	5
Diamond Offshore Drilling, Inc. (a) (d)	—	3
Dril-Quip Inc. (a)	—	9
EOG Resources, Inc.	3	257
EQT Corporation	1	19
ERA Group Inc. (a)	—	—
Exterran Trinidad LLC (a)	—	2
Exxon Mobil Corporation	9	676
Geospace Technologies Corporation (a)	—	—
Green Plains Renewable Energy Inc.	—	1
Gulf Island Fabrication Inc. (a)	—	—
Gulfport Energy Corp. (a)	1	3
Halliburton Co.	4	93
Helix Energy Solutions Group, Inc. (a)	1	5
Helmerich & Payne Inc.	1	28
Hess Corporation	1	34
Kinder Morgan, Inc.	9	193
Laredo Petroleum Holdings Inc. (a)	1	2
Marathon Petroleum Corporation	3	176
Matador Resources Co. (a)	—	3
Matrix Service Co. (a)	—	3
McDermott International Inc. (a) (d)	1	8
Nabors Industries Ltd	1	2
National Oilwell Varco Inc.	2	42
Newpark Resources Inc. (a)	—	2
Noble Corporation PLC (a)	1	1
Noble Energy Inc.	2	51
Oasis Petroleum Inc. (a)	1	6
Oceaneering International Inc. (a)	1	11
Oil States International Inc. (a)	—	7
ONEOK Inc.	1	59
Par Pacific Holdings, Inc. (a)	—	2
Patterson-UTI Energy Inc.	1	11
PBF Energy Inc. - Class A	—	11
PDC Energy, Inc. (a)	—	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

216

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Phillips 66	2	186
Pioneer Natural Resources Co.	1	124
Range Resources Corporation	1	8
REX Stores Corp. (a)	—	1
Ring Energy Inc. (a)	—	—
Schlumberger Ltd.	7	261
SEACOR Holdings Inc. (a)	—	5
SM Energy Company	1	6
Southwestern Energy Co. (a)	1	4
SRC Energy Inc. (a)	1	6
Superior Energy Services Inc. (a)	1	1
TechnipFMC PLC	2	53
TETRA Technologies, Inc. (a)	—	—
Transocean Ltd. (a)	2	9
U.S. Silica Holdings, Inc. (d)	—	4
Unit Corp. (a)	—	1
Valero Energy Corporation	2	170
Whiting Petroleum Corp. (a) (d)	—	1
Williams Cos. Inc.	6	162
World Fuel Services Corp.	—	11
WPX Energy, Inc. (a)	2	21
		4,043
Communication Services 5.4%
Activision Blizzard, Inc.	4	172
AMC Networks, Inc. - Class A (a)	—	5
AT&T Inc.	35	1,158
Cable One, Inc.	—	9
Cars.com Inc. (a)	—	3
CBS Corp. - Class B	2	83
CenturyLink Inc.	5	54
Charter Communications, Inc. - Class A (a)	1	184
Cincinnati Bell Inc. (a)	—	1
Cinemark Holdings, Inc.	—	11
Cogent Communications Group, Inc.	—	5
Comcast Corporation - Class A	12	490
Consolidated Communications Holdings Inc.	—	1
Discovery, Inc. - Class A (a)	1	24
Discovery, Inc. - Class C (a)	2	47
Dish Network Corporation - Class A (a)	1	41
Electronic Arts Inc. (a)	1	75
Fox Corporation - Class A	1	32
Fox Corporation - Class B	—	14
Frontier Communications Corporation (a) (d)	—	1
Gannett Co., Inc.	1	4
Interpublic Group of Cos. Inc.	2	41
John Wiley & Sons Inc. - Class A	—	5
Meredith Corp. (d)	—	11
New Media Investment Group Inc.	—	2
News Corporation - Class A	2	25
News Corporation - Class B	1	8
Omnicom Group Inc.	1	85
Scholastic Corp.	—	4
Spok Holdings, Inc.	—	1
TEGNA Inc.	1	17
Telephone & Data Systems Inc.	1	13
TripAdvisor Inc. (a)	—	7
Viacom Inc. - Class B	2	51
Vonage Holdings Corp. (a)	1	6
Walt Disney Co.	4	508
		3,198
Utilities 4.9%
ALLETE, Inc.	—	19
Alliant Energy Corporation	1	22
American Electric Power Company, Inc.	2	206
American States Water Company	—	5
American Water Works Company, Inc.	—	36
Aqua America, Inc.	1	22
Atmos Energy Corporation	—	23
Avista Corporation	—	7
California Water Service Group	—	4
CenterPoint Energy, Inc.	3	69
CMS Energy Corp.	1	34
Consolidated Edison Inc.	2	137
Dominion Energy, Inc.	2	156
	Shares/Par[1]	Value ($)
DTE Energy Co.	1	110
Duke Energy Corporation	4	305
Edison International	2	105
El Paso Electric Co.	—	7
Entergy Corporation	1	93
Evergy, Inc.	1	70
Eversource Energy	1	52
Exelon Corporation	5	221
FirstEnergy Corp.	3	103
Hawaiian Electric Industries Inc.	—	12
IDACORP Inc.	—	10
MDU Resources Group Inc.	1	25
New Jersey Resources Corp.	1	20
NiSource Inc.	2	50
Northwest Natural Holding Company	—	5
NorthWestern Corp.	—	7
OGE Energy Corp.	—	17
One Gas, Inc.	—	11
PNM Resources, Inc.	—	18
PPL Corporation	4	107
Public Service Enterprise Group Inc.	3	142
Sempra Energy	1	179
South Jersey Industries Inc.	1	15
Southern Co.	5	273
Southwest Gas Corp.	—	24
Spire, Inc.	—	11
The AES Corporation	3	51
WEC Energy Group Inc.	1	66
Xcel Energy Inc.	1	78
		2,927
Materials 3.9%
AdvanSix Inc. (a)	—	4
AK Steel Holding Corporation (a) (d)	1	1
Albemarle Corporation	1	36
AMCOR PLC (a) (b)	4	44
American Vanguard Corporation	—	1
AptarGroup, Inc.	—	16
Ashland Global Holdings Inc.	—	24
Avery Dennison Corporation	—	26
Balchem Corporation	—	7
Ball Corporation	1	37
Boise Cascade Company	—	5
Cabot Corp.	—	6
Carpenter Technology Corp.	—	11
Celanese Corp. - Class A	—	31
Century Aluminum Co. (a)	—	1
CF Industries Holdings Inc.	1	28
Clearwater Paper Corporation (a)	—	1
Commercial Metals Co.	1	11
Compass Minerals International, Inc.	—	9
Corteva, Inc. (a)	4	106
Domtar Corp. (b)	—	12
Dow Holdings Inc.	4	176
DuPont de Nemours, Inc	4	267
Eagle Materials Inc.	—	9
Eastman Chemical Co.	—	22
Ferro Corp. (a)	—	3
FMC Corp.	—	27
Freeport-McMoRan Inc. - Class B	4	43
FutureFuel Corp.	—	1
Greif Inc. - Class A	—	1
Haynes International Inc.	—	2
HB Fuller Co.	—	11
Ingevity Corporation (a)	—	7
Innophos Holdings Inc	—	4
International Flavors & Fragrances Inc. (d)	1	69
International Paper Co.	2	81
Koppers Holdings Inc. (a)	—	2
Kraton Corporation (a)	—	5
Linde Public Limited Company	1	171
Livent Corporation (a)	1	4
Louisiana-Pacific Corp.	—	8
LSB Industries Inc. (a)	—	—
LyondellBasell Industries N.V. - Class A	2	125

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

217

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Martin Marietta Materials Inc.	—	30
Materion Corp.	—	2
Mercer International Inc.	—	2
Minerals Technologies Inc.	—	9
MOS Holdings Inc.	1	22
Myers Industries Inc.	—	4
Neenah Inc.	—	6
NewMarket Corp.	—	6
Newmont Goldcorp Corporation	4	150
Nucor Corp.	2	79
Olin Corp.	1	17
Olympic Steel, Inc.	—	—
Owens-Illinois Inc.	1	12
P.H. Glatfelter Co.	—	2
Packaging Corp. of America	1	42
PolyOne Corporation	—	12
PPG Industries Inc.	1	71
Rayonier Advanced Materials Inc.	—	2
Reliance Steel & Aluminum Co.	—	30
Royal Gold Inc.	—	12
Schweitzer-Mauduit International Inc.	—	5
Scotts Miracle-Gro Co. - Class A	—	6
Sealed Air Corporation	1	32
Sensient Technologies Corporation	—	7
Sherwin-Williams Co.	—	68
Silgan Holdings Inc.	—	11
Sonoco Products Co.	1	31
Steel Dynamics Inc.	1	33
Stepan Co.	—	10
TimkenSteel Corp. (a)	—	2
Tredegar Corp.	—	3
U.S. Concrete, Inc. (a)	—	5
United States Steel Corp. (d)	1	14
Valvoline, Inc.	1	10
Vulcan Materials Co.	—	43
Westrock Company, Inc.	1	45
Worthington Industries Inc.	—	8
		2,298
Real Estate 3.4%
Acadia Realty Trust	—	5
Alexander & Baldwin, LLC	—	7
Alexandria Real Estate Equities, Inc.	1	74
American Assets Trust, Inc.	—	5
Apollo Commercial Real Estate Finance, Inc.	1	12
ARMOUR Residential REIT, Inc.	—	3
AvalonBay Communities, Inc.	—	41
Boston Properties Inc.	—	43
Brixmor Property Group Inc.	1	12
Camden Property Trust	—	18
Capstead Mortgage Corporation	1	4
CBL & Associates Properties Inc. (d)	1	—
CBRE Group, Inc. - Class A (a)	2	77
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	—	5
Chesapeake Lodging Trust	—	7
CoreCivic, Inc.	—	6
CoreSite Realty Corporation	—	7
Corporate Office Properties Trust	1	15
Cousins Properties Incorporated (b)	—	13
Crown Castle International Corp.	1	150
DiamondRock Hospitality Co.	—	3
Digital Realty Trust Inc.	1	51
Douglas Emmett, Inc.	—	16
Duke Realty Corp.	1	17
Dwight A. Walker Real Estate, Inc. - Class A	—	2
EPR Properties	—	8
Equinix, Inc.	—	80
Equity Residential	1	44
Essex Property Trust Inc.	—	22
Extra Space Storage Inc.	—	23
Federal Realty Investment Trust	—	23
First Industrial Realty Trust, Inc.	—	7
Franklin Street Properties Corp.	1	4
Getty Realty Corp.	—	3
	Shares/Par[1]	Value ($)
Global Net Lease Inc.	—	5
Healthcare Realty Trust Inc.	—	7
Hersha Hospitality Trust	—	3
HFF, Inc. - Class A	—	5
Highwoods Properties Inc.	—	10
Hospitality Properties Trust	1	18
Host Hotels & Resorts, Inc.	2	33
Independence Realty Trust, Inc.	1	6
Invesco Mortgage Capital Inc.	1	9
Iron Mountain Incorporated	1	43
iStar Inc.	—	5
JBG Smith Properties	—	7
Jones Lang LaSalle Incorporated	—	30
Kilroy Realty Corporation	1	35
KiMcO Realty Corporation	2	36
Kite Realty Naperville, LLC	—	6
Lamar Advertising Co. - Class A	—	12
Lexington Realty Trust	1	10
Liberty Property Trust	—	14
LTC Properties Inc.	—	2
Macerich Co.	1	16
Mack-Cali Realty Corp.	—	2
Mid-America Apartment Communities, Inc.	—	29
New York Mortgage Trust Inc.	1	4
NRF Holdco, LLC	—	1
Office Properties Income Trust	—	3
Pebblebrook Hotel Trust	—	9
Pennsylvania REIT (d)	—	1
PennyMac Mortgage Investment Trust	—	8
PotlatchDeltic Corp.	—	12
ProLogis Inc.	3	240
PS Business Parks, Inc.	—	7
Rayonier Inc.	—	7
Realogy Holdings Corp. (d)	1	3
Realty Income Corp.	—	26
Regency Centers Corp.	1	27
Retail Opportunity Investments Corp.	1	10
RPT Realty	—	1
Sabra Health Care REIT, Inc.	1	18
Saul Centers Inc.	—	1
SBA Communications Corporation (a)	—	49
Senior Housing Properties Trust	1	10
Simon Property Group Inc.	1	76
SL Green Realty Corp.	—	31
Summit Hotel Properties Inc.	1	6
Tanger Factory Outlet Centers Inc. (d)	—	4
Taubman Centers Inc.	—	5
The GEO Group, Inc.	—	6
UDR Inc.	1	28
Universal Health Realty Income Trust	—	1
Urban Edge Properties	—	6
Ventas, Inc.	2	120
Vornado Realty Trust	1	27
Washington REIT	—	7
Weingarten Realty Investors	—	6
Weyerhaeuser Co.	4	94
Whitestone REIT	—	3
Xenia Hotels & Resorts Inc.	1	11
		2,018
Total Common Stocks (cost $56,523)		59,255
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (b) (e)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.2%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (f)	1,205	1,205
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (f)	78	78

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	8	8
Total Short Term Investments (cost $1,291)		1,291
Total Investments 101.6% (cost $57,814)		60,546
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (1.6)%		(962)
Total Net Assets 100.0%		59,585

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c)   Investment in affiliate.

(d)  All or a portion of the security was on loan.

(e)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)   The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 98.9%
Financials 16.1%
Alleghany Corporation (a)	26	17,721
American Financial Group, Inc.	128	13,139
Associated Banc-Corp	296	6,267
BancorpSouth Bank	165	4,796
Bank of Hawaii Corporation	74	6,122
Bank OZK	218	6,560
Brighthouse Financial, Inc. (a)	210	7,714
Brown & Brown Inc.	424	14,189
Cathay General Bancorp	137	4,926
Chemical Financial Corp.	129	5,305
CNO Financial Group, Inc.	289	4,823
Commerce Bancshares Inc.	178	10,627
Cullen/Frost Bankers Inc. (b)	113	10,623
East West Bancorp, Inc.	263	12,322
Eaton Vance Corp.	206	8,890
Evercore Inc. - Class A	74	6,548
FactSet Research Systems Inc.	69	19,811
Federated Investors Inc. - Class B	175	5,678
First American Financial Corporation	203	10,901
First Financial Bancshares, Inc.	244	7,528
First Horizon National Corp.	572	8,543
FNB Corp.	589	6,937
Fulton Financial Corp.	301	4,933
Genworth Financial, Inc. - Class A (a)	894	3,315
Green Dot Corporation - Class A (a)	87	4,261
Hancock Whitney Co.	155	6,192
Hanover Insurance Group Inc.	73	9,376
Home Bancshares Inc.	280	5,387
Interactive Brokers Group, Inc. (c)	135	7,377
International Bancshares Corp.	98	3,697
Janus Henderson Group PLC	294	6,297
Kemper Corp.	112	9,685
Legg Mason Inc.	157	6,022
LendingTree, Inc. (a) (b)	13	5,635
Mercury General Corp.	49	3,072
Navient Corporation	386	5,272
New York Community Bancorp Inc.	842	8,404
Old Republic International Corp.	512	11,466
PacWest Bancorp	214	8,293
Pinnacle Financial Partners, Inc.	131	7,551
Primerica, Inc.	76	9,150
Prosperity Bancshares Inc.	120	7,899
Reinsurance Group of America Inc.	113	17,629
RenaissanceRe Holdings Ltd	80	14,223
SEI Investments Co.	231	12,965
Signature Bank	99	11,985
	Shares/Par[1]	Value ($)
SLM Corporation	777	7,552
Sterling Bancorp	377	8,016
Stifel Financial Corp.	128	7,565
Synovus Financial Corp.	283	9,907
TCF Financial Corp.	298	6,199
Texas Capital Bancshares, Inc. (a)	91	5,565
Trustmark Corp.	116	3,845
UMB Financial Corp.	80	5,262
Umpqua Holdings Corp.	397	6,593
United Bankshares Inc.	185	6,874
Valley National Bancorp	599	6,455
W. R. Berkley Corporation	262	17,249
Washington Federal Inc.	144	5,039
Webster Financial Corp.	166	7,945
Wintrust Financial Corporation	102	7,452
		501,574
Industrials 15.8%
Acuity Brands, Inc.	72	9,908
AECOM (a)	285	10,785
AGCO Corporation	116	8,970
Avis Budget Group, Inc. (a)	115	4,042
Axone Intelligence Inc. (a)	104	6,658
Brink's Co.	90	7,344
Carlisle Cos. Inc.	103	14,471
Clean Harbors Inc. (a)	92	6,562
Colfax Corp. (a)	172	4,814
Crane Co.	92	7,642
Curtiss-Wright Corp.	77	9,798
Deluxe Corp.	78	3,153
Donaldson Co. Inc.	230	11,709
Dycom Industries Inc. (a)	57	3,384
EMCOR Group, Inc.	101	8,888
EnerSys	78	5,337
Fluor Corp.	252	8,474
GATX Corp.	66	5,239
Genesee & Wyoming Inc. - Class A (a)	101	10,137
Graco Inc.	301	15,116
Granite Construction Inc.	85	4,110
Healthcare Services Group Inc. (b)	133	4,044
Herman Miller Inc.	106	4,736
HNI Corp.	78	2,750
Hubbell Inc.	98	12,815
IDEX Corporation	136	23,459
Insperity, Inc.	68	8,313
ITT Industries Holdings, Inc.	159	10,413
JetBlue Airways Corp. (a)	541	10,004
Kennametal Inc.	150	5,540
Kirby Corp. (a)	97	7,672
Knight-Swift Transportation Holdings Inc. - Class A	223	7,326
Landstar System Inc. (b)	72	7,809
Lennox International Inc.	64	17,553
Lincoln Electric Holdings Inc.	114	9,377
ManpowerGroup Inc.	108	10,385
MasTec Inc. (a) (b)	112	5,786
MSA Safety Inc.	63	6,664
MSC Industrial Direct Co. - Class A	81	5,980
Nordson Corp.	93	13,122
Now, Inc. (a)	199	2,936
Nvent Electric Public Limited Company	286	7,083
Old Dominion Freight Line Inc.	117	17,430
Oshkosh Corp.	126	10,531
Regal-Beloit Corp.	77	6,273
Resideo Technologies, Inc. (a)	222	4,869
Ryder System Inc.	96	5,589
Stericycle Inc. (a) (b)	154	7,339
Teledyne Technologies Inc. (a)	66	17,946
Terex Corp.	114	3,590
Timken Co.	123	6,326
Toro Co.	193	12,887
Trex Company, Inc. (a) (b)	106	7,608
Trinity Industries Inc.	236	4,907
Valmont Industries Inc.	39	5,005
Watsco Inc.	58	9,466
Werner Enterprises Inc. (b)	77	2,389

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

219

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Woodward Governor Co.	101	11,382
XPO Logistics Inc. (a) (b)	166	9,591
		493,436
Information Technology 15.8%
ACI Worldwide, Inc. (a)	199	6,831
Arrow Electronics, Inc. (a)	153	10,897
ASGN Incorporated (a)	96	5,814
Avnet, Inc.	191	8,652
Belden Inc.	71	4,251
Blackbaud, Inc.	88	7,376
CACI International Inc. - Class A (a)	45	9,162
CDK Global, Inc.	219	10,814
Ciena Corp. (a)	259	10,649
Cirrus Logic Inc. (a)	105	4,604
Cognex Corp.	310	14,875
Coherent Inc. (a)	44	5,987
CommVault Systems Inc. (a)	68	3,383
CoreLogic, Inc. (a)	147	6,129
Cree Inc. (a)	189	10,619
Cypress Semiconductor Corp.	662	14,723
Fair Isaac Corp. (a)	52	16,422
First Solar Inc. (a)	136	8,937
InterDigital Communications, Inc.	58	3,727
J2 Cloud Services, LLC	83	7,422
Jabil Inc.	253	8,001
KBR, Inc.	257	6,406
Leidos Holdings Inc.	261	20,816
Littelfuse Inc.	45	7,877
Liveramp, Inc. (a)	125	6,073
LogMeIn, Inc.	91	6,677
Lumentum Holdings Inc. (a) (b)	137	7,329
Manhattan Associates Inc. (a)	116	8,024
MAXIMUS Inc.	115	8,337
MKS Instruments, Inc.	98	7,610
Monolithic Power Systems Inc.	71	9,656
National Instruments Corp.	203	8,532
NCR Corporation (a)	218	6,779
NetScout Systems, Inc. (a)	125	3,182
Perspecta Inc.	254	5,940
Plantronics Inc.	60	2,233
PTC Inc. (a)	186	16,706
Sabre Corporation	496	11,006
Science Applications International Corp.	92	7,939
Semtech Corp. (a)	121	5,820
Silicon Laboratories Inc. (a)	78	8,029
Synaptics Incorporated (a)	62	1,806
SYNNEX Corporation	75	7,359
Tech Data Corp. (a)	66	6,943
Teradata Corporation (a)	211	7,580
Teradyne Inc.	308	14,759
Trimble Inc. (a)	455	20,520
Tyler Technologies Inc. (a)	69	14,984
Universal Display Corporation	77	14,456
Versum Materials, Inc.	196	10,134
ViaSat, Inc. (a)	102	8,276
Vishay Intertechnology Inc.	235	3,888
Wex, Inc. (a)	78	16,279
Zebra Technologies Corp. - Class A (a)	98	20,442
		491,672
Consumer Discretionary 12.2%
Aaron's, Inc.	121	7,439
Adient Public Limited Company	159	3,849
Adtalem Global Education Inc. (a)	102	4,584
American Eagle Outfitters, Inc.	294	4,971
AutoNation, Inc. (a)	102	4,271
Bed Bath & Beyond Inc. (b)	243	2,827
Boyd Gaming Corp.	142	3,826
Brinker International Inc.	67	2,619
Brunswick Corp.	157	7,199
Caesars Entertainment Corp. (a)	1,059	12,522
Carter's Inc.	82	8,003
Cheesecake Factory Inc.	76	3,320
Churchill Downs Inc.	64	7,338
Cracker Barrel Old Country Store, Inc. (b)	44	7,446
	Shares/Par[1]	Value ($)
Dana Holding Corp.	262	5,218
Deckers Outdoor Corp. (a)	52	9,233
Delphi Technologies PLC	158	3,170
Dick's Sporting Goods Inc.	122	4,213
Dillard's Inc. - Class A (b)	33	2,027
Domino's Pizza, Inc.	74	20,677
Dunkin' Brands Group Inc.	149	11,849
Eldorado Resorts, Inc. (a) (b)	117	5,405
Five Below, Inc. (a)	101	12,158
Gentex Corp.	459	11,306
Goodyear Tire & Rubber Co.	419	6,408
Graham Holdings Co.	8	5,422
Helen of Troy Ltd (a)	45	5,874
International Speedway Corp. - Class A	43	1,925
Jack in the Box Inc.	47	3,798
KB Home	154	3,963
Marriott Vacations Worldwide Corporation	71	6,836
Mattel Inc. (a) (b)	623	6,979
Murphy USA Inc. (a)	54	4,575
NVR, Inc. (a)	6	20,562
Ollie's Bargain Outlet Holdings Inc. (a)	94	8,221
Papa John's International Inc. (b)	41	1,833
Penn National Gaming Inc. (a)	191	3,687
Polaris Industries Inc.	104	9,490
Pool Corporation	72	13,746
Sally Beauty Holdings, Inc. (a)	214	2,858
Scientific Games Corporation - Class A (a)	103	2,036
Service Corp. International	330	15,422
Signet Jewelers Limited	92	1,646
Six Flags Operations Inc.	129	6,402
Skechers U.S.A. Inc. - Class A (a)	241	7,575
Sotheby's (a)	60	3,460
Tempur Sealy International, Inc. (a)	83	6,076
Texas Roadhouse Inc.	121	6,508
The Michaels Companies, Inc. (a)	158	1,377
The Wendy's Company	328	6,423
Thor Industries Inc.	95	5,556
Toll Brothers Inc.	239	8,769
TRI Pointe Homes, Inc. (a)	260	3,112
Tupperware Brands Corp.	87	1,659
Urban Outfitters Inc. (a)	124	2,813
Visteon Corporation (a)	51	2,999
Weight Watchers International Inc. (a)	68	1,304
Williams-Sonoma Inc. (b)	142	9,209
Wyndham Destinations, Inc.	170	7,475
Wyndham Hotels & Resorts, Inc.	175	9,731
		381,199
Real Estate 10.1%
Alexander & Baldwin, LLC	120	2,775
American Campus Communities, Inc.	247	11,386
Brixmor Property Group Inc.	540	9,653
Camden Property Trust	175	18,249
CoreCivic, Inc.	214	4,448
CoreSite Realty Corporation	66	7,620
Corporate Office Properties Trust	203	5,364
Cousins Properties Incorporated (c)	262	9,465
Cyrusone LLC	203	11,729
Douglas Emmett, Inc.	291	11,596
EastGroup Properties Inc.	67	7,731
EPR Properties	137	10,200
First Industrial Realty Trust, Inc.	228	8,380
Healthcare Realty Trust Inc.	232	7,268
Highwoods Properties Inc.	187	7,707
Hospitality Properties Trust	296	7,410
JBG Smith Properties	219	8,606
Jones Lang LaSalle Incorporated	82	11,555
Kilroy Realty Corporation	182	13,409
Lamar Advertising Co. - Class A	155	12,500
Liberty Property Trust	268	13,427
Life Storage Inc.	84	7,989
Mack-Cali Realty Corp.	165	3,836
Medical Properties Trust, Inc.	708	12,352
National Retail Properties Inc.	294	15,599
Omega Healthcare Investors Inc.	388	14,264

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

220

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Pebblebrook Hotel Trust	235	6,632
PotlatchDeltic Corp.	123	4,778
PS Business Parks, Inc.	36	6,071
Rayonier Inc.	233	7,073
Sabra Health Care REIT, Inc.	322	6,333
Senior Housing Properties Trust	434	3,587
Tanger Factory Outlet Centers Inc. (b)	166	2,696
Taubman Centers Inc.	110	4,507
The GEO Group, Inc.	218	4,573
Uniti Group Inc.	331	3,141
Urban Edge Properties	217	3,764
Weingarten Realty Investors	216	5,917
		313,590
Health Care 9.6%
Acadia Healthcare Company, Inc. (a)	161	5,634
Allscripts Healthcare Solutions, Inc. (a)	299	3,482
Amedisys, Inc. (a)	53	6,379
Avanos Medical, Inc. (a)	85	3,691
Bio-Rad Laboratories, Inc. - Class A (a)	36	11,332
Bio-Techne Corporation	69	14,287
Cantel Medical Corp.	66	5,328
Catalent Inc. (a)	262	14,207
Charles River Laboratories International Inc. (a)	88	12,426
Chemed Corporation	29	10,375
Covetrus, Inc. (a)	175	4,280
Encompass Health Corporation	178	11,264
Exelixis, Inc. (a)	546	11,675
Globus Medical Inc. - Class A (a)	137	5,816
Haemonetics Corp. (a)	93	11,158
HealthEquity, Inc. (a)	98	6,401
Hill-Rom Holdings Inc.	120	12,552
ICU Medical, Inc. (a)	30	7,540
Inogen, Inc. (a)	33	2,206
Integra LifeSciences Holdings Corp. (a)	129	7,190
Ligand Pharmaceuticals Incorporated (a) (b)	35	4,023
LivaNova PLC (a)	87	6,226
Mallinckrodt Public Limited Company (a) (b)	148	1,354
Masimo Corp. (a)	89	13,221
Medidata Solutions, Inc. (a)	112	10,150
Mednax, Inc. (a)	157	3,967
Molina Healthcare, Inc. (a)	113	16,212
NuVasive Inc. (a)	93	5,455
Patterson Cos. Inc.	150	3,424
PRA Health Sciences, Inc. (a)	106	10,529
Prestige Consumer Healthcare Inc. (a)	92	2,901
Steris Limited	153	22,752
Syneos Health, Inc. - Class A (a)	110	5,617
Tenet Healthcare Corporation (a)	148	3,065
United Therapeutics Corporation (a)	79	6,156
West Pharmaceutical Services Inc.	133	16,633
		298,908
Materials 6.4%
Allegheny Technologies Incorporated (a) (b)	227	5,716
AptarGroup, Inc.	114	14,217
Ashland Global Holdings Inc.	113	9,021
Cabot Corp.	107	5,099
Carpenter Technology Corp.	85	4,058
Chemours Co.	295	7,075
Commercial Metals Co.	213	3,802
Compass Minerals International, Inc.	60	3,301
Domtar Corp. (c)	114	5,060
Eagle Materials Inc.	79	7,359
Greif Inc. - Class A	49	1,583
Ingevity Corporation (a)	75	7,891
Louisiana-Pacific Corp.	225	5,901
Minerals Technologies Inc.	64	3,442
NewMarket Corp.	16	6,307
Olin Corp.	299	6,557
Owens-Illinois Inc.	279	4,814
PolyOne Corporation	141	4,423
Reliance Steel & Aluminum Co.	121	11,427
Royal Gold Inc.	118	12,088
RPM International Inc.	237	14,475
Scotts Miracle-Gro Co. - Class A	71	6,979
	Shares/Par[1]	Value ($)
Sensient Technologies Corporation	76	5,608
Silgan Holdings Inc.	142	4,336
Sonoco Products Co.	180	11,751
Steel Dynamics Inc.	400	12,066
United States Steel Corp. (b)	307	4,703
Valvoline, Inc.	339	6,627
Worthington Industries Inc.	72	2,902
		198,588
Utilities 4.7%
ALLETE, Inc.	93	7,726
Aqua America, Inc.	390	16,144
Black Hills Corporation	97	7,608
Hawaiian Electric Industries Inc.	196	8,547
IDACORP Inc.	91	9,114
MDU Resources Group Inc.	359	9,261
National Fuel Gas Co.	155	8,200
New Jersey Resources Corp.	160	7,962
NorthWestern Corp.	91	6,551
OGE Energy Corp.	362	15,411
One Gas, Inc.	95	8,553
PNM Resources, Inc.	144	7,310
Southwest Gas Corp.	97	8,674
Spire, Inc.	91	7,674
UGI Corp.	315	16,825
		145,560
Energy 3.1%
Apergy Corporation (a)	141	4,724
Callon Petroleum Company (a) (b)	413	2,724
Chesapeake Energy Corp. (a) (b)	1,861	3,628
CNX Resources Corporation (a)	358	2,617
Core Laboratories N.V. (b)	81	4,224
Ensco Rowan PLC - Class A (b)	360	3,070
EQT Corporation	459	7,260
Equitrans Midstream Corp.	370	7,295
Matador Resources Co. (a)	189	3,763
McDermott International Inc. (a) (b)	332	3,208
Murphy Oil Corp.	293	7,229
Oasis Petroleum Inc. (a)	495	2,812
Oceaneering International Inc. (a)	181	3,681
Patterson-UTI Energy Inc.	375	4,316
PBF Energy Inc. - Class A	218	6,810
QEP Resources, Inc. (a)	435	3,146
Range Resources Corporation (b)	382	2,665
SM Energy Company	184	2,308
Southwestern Energy Co. (a)	961	3,036
Transocean Ltd. (a)	922	5,911
World Fuel Services Corp.	122	4,404
WPX Energy, Inc. (a)	712	8,198
		97,029
Consumer Staples 2.6%
Boston Beer Co. Inc. - Class A (a)	16	5,937
Casey's General Stores Inc.	66	10,283
Edgewell Personal Care Colombia S A S (a)	96	2,580
Energizer Holdings, Inc. (b)	116	4,473
Flowers Foods Inc.	330	7,689
Hain Celestial Group Inc. (a)	159	3,477
Ingredion Inc.	121	9,966
Lancaster Colony Corp.	36	5,276
Nu Skin Enterprises, Inc. - Class A	100	4,930
Post Holdings Inc. (a)	120	12,482
Sanderson Farms Inc.	35	4,845
Sprouts Farmers Market, Inc. (a)	212	4,009
Tootsie Roll Industries Inc. (b)	34	1,265
Treehouse Foods, Inc. (a)	101	5,466
		82,678
Communication Services 2.5%
AMC Networks, Inc. - Class A (a)	83	4,496
Cable One, Inc.	9	10,463
Cars.com Inc. (a)	111	2,188
Cinemark Holdings, Inc.	192	6,931
John Wiley & Sons Inc. - Class A	82	3,753
Live Nation Inc. (a)	253	16,735
Meredith Corp. (b)	71	3,919

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

221

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
New York Times Co. - Class A (b)	256	8,345
TEGNA Inc.	393	5,954
Telephone & Data Systems Inc.	169	5,143
World Wrestling Entertainment, Inc. - Class A (b)	79	5,687
Yelp Inc. - Class A (a)	128	4,373
		77,987
Total Common Stocks (cost $2,647,514)		3,082,221
SHORT TERM INVESTMENTS 1.8%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	29,096	29,096
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	25,258	25,258
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	1,790	1,783
Total Short Term Investments (cost $56,136)		56,137
Total Investments 100.7% (cost $2,703,650)		3,138,358
Other Derivative Instruments 0.0%		398
Other Assets and Liabilities, Net (0.7)%		(23,285)
Total Net Assets 100.0%		3,115,471

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 97.6%
Information Technology 21.0%
Accenture Public Limited Company - Class A (a)	213	39,405
Adobe Inc. (b)	164	48,333
Ads Alliance Data Systems Inc.	16	2,302
Advanced Micro Devices, Inc. (a) (b)	294	8,934
Akamai Technologies, Inc. (b)	56	4,523
Amphenol Corporation - Class A (a)	100	9,628
Analog Devices, Inc.	124	13,974
ANSYS, Inc. (b)	28	5,804
Apple Inc. (a)	1,470	290,933
Applied Materials, Inc.	318	14,295
Arista Networks, Inc. (a) (b)	17	4,382
Autodesk, Inc. (b)	73	11,924
Automatic Data Processing, Inc.	146	24,058
Broadcom Inc.	133	38,231
Broadridge Financial Solutions, Inc. (a)	38	4,805
Cadence Design Systems Inc. (b)	95	6,704
Cisco Systems, Inc.	1,440	78,828
Citrix Systems Inc.	43	4,248
Cognizant Technology Solutions Corp. - Class A (a)	191	12,127
Corning Inc.	270	8,975
DXC Technology Company	93	5,106
F5 Networks Inc. (b)	19	2,800
Fidelity National Information Services, Inc. (a)	108	13,254
Fiserv Inc. (a) (b)	134	12,178
FleetCor Technologies Inc. (b)	29	8,109
FLIR Systems Inc.	43	2,304
Fortinet, Inc. (b)	48	3,707
Gartner Inc. (b)	31	4,917
Global Payments Inc. (a)	54	8,638
Hewlett Packard Enterprise Company	462	6,908
HP Inc.	521	10,831
IHS Markit Ltd. (a) (b)	119	7,604
Intel Corp.	1,506	72,089
International Business Machines Corp.	299	41,289
Intuit Inc.	87	22,771
IPG Photonics Corporation (a) (b)	13	1,964
Jack Henry & Associates Inc. (a)	26	3,489
	Shares/Par[1]	Value ($)
Juniper Networks, Inc. (a)	118	3,133
Keysight Technologies, Inc. (b)	63	5,647
KLA-Tencor Corp.	55	6,517
Lam Research Corp.	51	9,615
MasterCard Incorporated - Class A (a)	301	79,720
Maxim Integrated Products, Inc. (a)	92	5,510
Microchip Technology Inc. (a)	79	6,861
Micron Technology Inc. (b)	372	14,369
Microsoft Corp.	2,576	345,137
Motorola Solutions Inc.	55	9,134
NetApp, Inc.	83	5,112
NVIDIA Corporation	205	33,620
Oracle Corporation (a)	817	46,540
Paychex Inc.	107	8,830
Paypal Holdings, Inc. (b)	395	45,209
Qorvo, Inc. (b)	41	2,731
QUALCOMM Inc.	409	31,085
Red Hat Inc. (b)	59	11,095
Salesforce.Com, Inc. (a) (b)	261	39,608
Seagate Technology Public Limited Company (a)	86	4,061
Skyworks Solutions, Inc.	58	4,503
Symantec Corp.	208	4,525
Synopsys Inc. (b)	49	6,326
TE Connectivity Ltd.	114	10,943
Texas Instruments Incorporated	314	36,079
Total System Services Inc.	55	7,068
Visa Inc. - Class A (a)	585	101,531
Western Digital Corp. (a)	96	4,564
Western Union Co. (a)	156	3,106
Xerox Corp. (a)	73	2,573
Xilinx Inc.	84	9,955
		1,765,078
Health Care 13.9%
Abbott Laboratories	593	49,878
AbbVie Inc.	497	36,139
ABIOMED, Inc. (a) (b)	15	3,898
Agilent Technologies, Inc. (a)	106	7,926
Alexion Pharmaceuticals, Inc. (b)	74	9,728
Align Technology, Inc. (b)	24	6,570
Allergan Public Limited Company	105	17,610
AmerisourceBergen Corporation	52	4,470
Amgen Inc.	205	37,848
Anthem, Inc.	86	24,320
Baxter International Inc.	160	13,081
Becton, Dickinson and Company	90	22,675
Biogen Inc. (a) (b)	66	15,519
Boston Scientific Corp. (b)	467	20,088
Bristol-Myers Squibb Co. (a)	550	24,933
Cardinal Health, Inc. (a)	103	4,872
Celgene Corp. (b)	237	21,913
Centene Corporation (b)	138	7,239
Cerner Corp. (a)	109	8,012
Cigna Corp.	128	20,093
Cooper Cos. Inc. (a)	17	5,584
CVS Health Corp.	437	23,793
Danaher Corp. (a)	212	30,267
DaVita Inc. (a) (b)	42	2,363
Dentsply Sirona Inc. (a)	76	4,459
Edwards Lifesciences Corporation (b)	70	12,943
Eli Lilly & Co.	292	32,372
Gilead Sciences Inc.	429	28,962
HCA Healthcare, Inc.	90	12,171
Henry Schein Inc. (a) (b)	51	3,597
Hologic Inc. (b)	90	4,335
Humana Inc.	46	12,109
IDEXX Laboratories, Inc. (a) (b)	29	8,059
Illumina Inc. (a) (b)	49	18,188
Incyte Corporation (b)	59	5,046
Intuitive Surgical, Inc. (a) (b)	39	20,354
IQVIA Inc. (b)	53	8,596
Johnson & Johnson	892	124,179
Laboratory Corporation of America Holdings (b)	34	5,966
McKesson Corporation (a)	66	8,827
Medtronic Public Limited Company	451	43,894

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

222

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Merck & Co., Inc.	868	72,811
Mettler-Toledo International Inc. (a) (b)	9	7,239
Mylan Holdings Ltd. (b)	166	3,160
Nektar Therapeutics (a) (b)	54	1,909
PerkinElmer Inc. (a)	36	3,501
Perrigo Company Public Limited Company (a)	40	1,912
Pfizer Inc.	1,868	80,902
Quest Diagnostics Incorporated (a)	46	4,655
Regeneron Pharmaceuticals, Inc. (b)	26	8,075
ResMed Inc.	48	5,862
Stryker Corp. (a)	103	21,268
Teleflex Inc. (a)	16	5,152
Thermo Fisher Scientific Inc.	135	39,549
UnitedHealth Group Incorporated	320	78,023
Universal Health Services Inc. - Class B (a)	29	3,801
Varian Medical Systems, Inc. (a) (b)	30	4,111
Vertex Pharmaceuticals Incorporated (b)	86	15,784
Waters Corp. (a) (b)	24	5,180
WellCare Health Plans, Inc. (b)	16	4,668
Zimmer Biomet Holdings, Inc.	68	7,964
Zoetis Inc. - Class A	161	18,257
		1,166,659
Financials 12.8%
Affiliated Managers Group, Inc.	17	1,553
AFLAC Incorporated	253	13,849
American Express Company	231	28,475
American International Group, Inc. (a)	293	15,619
Ameriprise Financial, Inc.	47	6,765
Aon PLC - Class A	80	15,398
Arthur J Gallagher & Co.	60	5,251
Assurant, Inc. (a)	21	2,191
Bank of America Corporation	2,975	86,278
BB&T Corporation	255	12,506
Berkshire Hathaway Inc. - Class B (b)	651	138,686
BlackRock, Inc.	40	18,907
Capital One Financial Corporation	159	14,413
Cboe Global Markets, Inc.	38	3,932
Charles Schwab Corp.	398	16,001
Chubb Limited	154	22,667
Cincinnati Financial Corp.	50	5,146
Citigroup Inc.	778	54,507
Citizens Financial Group Inc.	154	5,463
CME Group Inc.	120	23,355
Comerica Inc. (a)	55	3,994
Discover Financial Services	110	8,541
E*TRADE Financial Corp.	83	3,692
Everest Re Group, Ltd.	14	3,432
Fifth Third Bancorp (a)	246	6,878
First Republic Bank	54	5,313
Franklin Resources Inc. (a)	105	3,656
Hartford Financial Services Group Inc.	120	6,689
Huntington Bancshares Inc. (a)	351	4,855
Intercontinental Exchange, Inc.	189	16,252
Invesco Ltd. (a)	134	2,744
Jefferies Financial Group Inc.	89	1,708
JPMorgan Chase & Co.	1,091	121,999
KeyCorp	343	6,084
Lincoln National Corp. (a)	70	4,494
Loews Corp. (a)	91	4,982
M&T Bank Corporation (a)	47	8,030
MarketAxess Holdings Inc.	11	3,654
Marsh & McLennan Cos. Inc.	172	17,142
MetLife, Inc.	321	15,942
Moody's Corp.	56	10,894
Morgan Stanley	436	19,115
MSCI Inc. (a)	28	6,787
NASDAQ Inc. (a)	37	3,550
Northern Trust Corp.	73	6,592
People's United Financial Inc. (a)	128	2,145
PNC Financial Services Group Inc.	153	21,060
Principal Financial Group, Inc.	90	5,201
Progressive Corp.	194	15,497
Prudential Financial Inc. (a)	137	13,849
Raymond James Financial Inc.	44	3,740
	Shares/Par[1]	Value ($)
Regions Financial Corporation	342	5,105
S&P Global Inc.	83	18,983
State Street Corp.	125	6,981
SunTrust Banks Inc.	152	9,533
SVB Financial Group (b)	18	4,020
Synchrony Financial (a)	215	7,449
T. Rowe Price Group, Inc. (a)	81	8,904
The Allstate Corporation	111	11,316
The Bank of New York Mellon Corporation (c)	294	13,002
The Goldman Sachs Group, Inc. (a)	115	23,468
The Travelers Companies, Inc.	88	13,187
Torchmark Corp.	36	3,240
U.S. Bancorp	504	26,392
Unum Group	75	2,507
Wells Fargo & Co.	1,361	64,414
Willis Towers Watson Public Limited Company	42	8,136
Zions Bancorp (a)	67	3,086
		1,079,196
Communication Services 10.0%
Activision Blizzard, Inc. (a)	257	12,148
Alphabet Inc. - Class A (a) (b)	101	109,009
Alphabet Inc. - Class C (a) (b)	103	111,376
AT&T Inc.	2,454	82,219
CBS Corp. - Class B	116	5,789
CenturyLink Inc. (a)	316	3,721
Charter Communications, Inc. - Class A (a) (b)	58	22,964
Comcast Corporation - Class A (a)	1,523	64,381
Discovery, Inc. - Class A (b)	55	1,691
Discovery, Inc. - Class C (b)	116	3,292
Dish Network Corporation - Class A (b)	75	2,899
Electronic Arts Inc. (b)	100	10,142
Facebook, Inc. - Class A (b)	808	155,899
Fox Corporation - Class A	116	4,264
Fox Corporation - Class B	53	1,945
Interpublic Group of Cos. Inc. (a)	128	2,887
Netflix, Inc. (b)	147	53,991
News Corporation - Class A	116	1,569
News Corporation - Class B	38	524
Omnicom Group Inc. (a)	73	5,946
Take-Two Interactive Software Inc. (b)	39	4,418
TripAdvisor Inc. (b)	37	1,706
Twitter, Inc. (b)	243	8,495
VeriSign, Inc. (b)	35	7,358
Verizon Communications Inc.	1,390	79,406
Viacom Inc. - Class B	116	3,459
Walt Disney Co.	587	81,955
		843,453
Consumer Discretionary 9.9%
Advance Auto Parts, Inc. (a)	24	3,748
Amazon.com, Inc. (b)	139	263,305
Aptiv PLC (a) (d)	86	6,959
AutoZone, Inc. (a) (b)	8	9,121
Best Buy Co., Inc.	79	5,506
Booking Holdings Inc. (b)	15	27,345
BorgWarner Inc.	69	2,876
Capri Holdings Limited (a) (b)	47	1,634
Carmax Inc. (a) (b)	56	4,897
Carnival Plc	135	6,300
Chipotle Mexican Grill Inc. (a) (b)	8	6,043
D.R. Horton, Inc.	110	4,729
Darden Restaurants Inc. (a)	40	4,929
Dollar General Corp.	89	11,979
Dollar Tree Inc. (b)	79	8,518
eBay Inc.	277	10,935
Expedia Group, Inc. (a)	40	5,387
Foot Locker Inc. (a)	40	1,677
Ford Motor Co.	1,302	13,324
Gap Inc. (a)	74	1,334
Garmin Ltd. (a)	40	3,160
General Motors Company	438	16,888
Genuine Parts Co. (a)	49	5,111
H & R Block, Inc. (a)	70	2,050
HanesBrands Inc.	122	2,105
Harley-Davidson Inc. (a)	57	2,055

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

223

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hasbro Inc. (a)	37	3,919
Hilton Worldwide Holdings Inc.	98	9,555
Home Depot Inc. (a)	370	76,994
Kohl's Corp. (a)	56	2,686
Leggett & Platt Inc. (a)	40	1,527
Lennar Corp. - Class A (a)	96	4,642
Limited Brands Inc. (a)	75	1,970
LKQ Corp. (a) (b)	104	2,776
Lowe's Cos. Inc.	264	26,620
Macy's, Inc. (a)	104	2,241
Marriott International Inc. - Class A	95	13,295
McDonald's Corp.	256	53,235
MGM Resorts International (a)	168	4,790
Mohawk Industries Inc. (a) (b)	21	3,158
Newell Brands Inc. (a)	144	2,219
Nike Inc. - Class B	423	35,543
Nordstrom Inc. (a)	36	1,145
Norwegian Cruise Line Holdings Ltd. (b)	70	3,748
O'Reilly Automotive, Inc. (a) (b)	27	9,800
Pulte Homes Inc.	92	2,896
PVH Corp.	26	2,418
Ralph Lauren Corp. - Class A (a)	19	2,172
Ross Stores Inc.	124	12,248
Royal Caribbean Cruises Ltd.	57	6,886
Starbucks Corp.	408	34,194
Tapestry Inc.	95	3,014
Target Corporation	173	14,975
Tiffany & Co. (a)	36	3,343
TJX Cos. Inc.	409	21,615
Tractor Supply Co.	41	4,444
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	19	6,598
Under Armour Inc. - Class A (a) (b)	65	1,640
Under Armour Inc. - Class C (a) (b)	65	1,446
VF Corp.	109	9,557
Whirlpool Corp.	22	3,119
Wynn Resorts Ltd.	32	3,972
Yum! Brands Inc.	103	11,363
		837,678
Industrials 9.1%
3M Company	193	33,417
Alaska Air Group, Inc. (a)	41	2,621
Allegion Public Limited Company (a)	31	3,392
American Airlines Group Inc. (a)	133	4,340
AMETEK, Inc.	76	6,925
AO Smith Corp. (a)	50	2,348
Arconic Inc.	144	3,708
C.H. Robinson Worldwide, Inc. (a)	47	3,932
Caterpillar Inc.	193	26,271
Cintas Corp. (a)	29	6,770
Copart Inc. (b)	69	5,155
CSX Corp. (a)	260	20,102
Cummins Inc.	50	8,484
Deere & Co. (a)	106	17,548
Delta Air Lines Inc.	201	11,423
Dover Corp.	49	4,902
Eaton Corporation Public Limited Company (a)	143	11,887
Emerson Electric Co.	206	13,729
Equifax Inc. (a)	41	5,503
Expeditors International of Washington Inc. (a)	59	4,451
Fastenal Co.	192	6,265
FedEx Corporation (a)	80	13,186
Flowserve Corporation (a)	45	2,363
Fortive Corporation (a)	100	8,127
Fortune Brands Home & Security, Inc.	50	2,862
General Dynamics Corp.	92	16,639
General Electric Co.	2,931	30,780
Harris Corp. (a)	40	7,504
Honeywell International Inc.	244	42,618
Huntington Ingalls Industries Inc. (a)	14	3,141
Illinois Tool Works Inc. (a)	101	15,285
Ingersoll-Rand Public Limited Company	81	10,231
Jacobs Engineering Group Inc. (a)	41	3,443
JB Hunt Transport Services Inc. (a)	28	2,557
Johnson Controls International Public Limited Company (a)	269	11,111
	Shares/Par[1]	Value ($)
Kansas City Southern	35	4,221
L3 Technologies Inc.	26	6,340
Lockheed Martin Corp. (a)	83	30,038
Masco Corp.	105	4,104
Nielsen Holdings plc	121	2,724
Norfolk Southern Corp.	90	17,870
Northrop Grumman Systems Corp.	57	18,404
PACCAR Inc. (a)	118	8,455
Parker Hannifin Corp. (a)	43	7,298
Pentair Public Limited Company (a)	55	2,028
Quanta Services, Inc. (a)	45	1,718
Raytheon Co.	94	16,316
Republic Services Inc.	72	6,259
Robert Half International Inc.	41	2,310
Rockwell Automation Inc. (a)	41	6,638
Rollins Inc. (a)	50	1,798
Roper Industries Inc. (a)	34	12,604
Snap-On Inc. (a)	19	3,120
Southwest Airlines Co.	170	8,619
Stanley Black & Decker Inc.	51	7,416
Textron Inc.	82	4,345
The Boeing Company	176	64,241
TransDigm Group Inc. (b)	16	7,970
Union Pacific Corp.	238	40,304
United Airlines Holdings Inc. (b)	76	6,646
United Parcel Service Inc. - Class B	234	24,212
United Rentals Inc. (b)	26	3,506
United Technologies Corp.	273	35,501
Verisk Analytics, Inc.	54	7,910
Wabtec Corp. (a)	54	3,895
Waste Management, Inc.	130	14,978
WW Grainger Inc.	15	4,029
Xylem Inc.	60	4,989
		763,826
Consumer Staples 7.1%
Altria Group, Inc. (a)	629	29,778
Archer-Daniels-Midland Company (a)	188	7,676
Brown-Forman Corp. - Class B (a)	57	3,162
Campbell Soup Co. (a)	60	2,391
Church & Dwight Co. Inc.	82	5,986
Clorox Co. (a)	43	6,597
Coca-Cola Co.	1,294	65,913
Colgate-Palmolive Co.	288	20,664
ConAgra Brands Inc. (a)	165	4,365
Constellation Brands, Inc. - Class A (a)	56	11,064
Costco Wholesale Corporation	147	38,929
Coty Inc. - Class A (a)	105	1,409
Estee Lauder Cos. Inc. - Class A (a)	73	13,390
General Mills Inc.	199	10,439
Hershey Co.	47	6,285
Hormel Foods Corp. (a)	91	3,695
JM Smucker Co. (a)	38	4,389
Kellogg Co. (a)	85	4,549
Kimberly-Clark Corp.	116	15,465
Kraft Heinz Foods Co.	204	6,335
Kroger Co.	263	5,701
Lamb Weston Holdings Inc.	49	3,085
McCormick & Co. Inc.	41	6,290
Molson Coors Brewing Company - Class B	63	3,505
Mondelez International Inc. - Class A (a)	482	25,974
Monster Beverage 1990 Corporation (b)	134	8,548
PepsiCo Inc.	471	61,798
Philip Morris International Inc.	523	41,071
Procter & Gamble Co.	841	92,267
Sysco Corp. (a)	156	11,062
Tyson Foods Inc. - Class A	99	7,995
Walgreens Boots Alliance Inc.	262	14,342
Walmart Inc.	471	52,022
		596,141
Energy 4.9%
Anadarko Petroleum Corporation	168	11,860
Apache Corporation (a)	128	3,696
Baker Hughes, a GE Company, LLC - Class A	166	4,084
Cabot Oil & Gas Corp.	142	3,256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Chevron Corp.	639	79,529
Cimarex Energy Co. (a)	31	1,844
Concho Resources Inc. (a)	66	6,778
ConocoPhillips (a)	382	23,327
Devon Energy Corporation (a)	148	4,218
Diamondback Energy, Inc.	51	5,587
EOG Resources, Inc.	195	18,169
Exxon Mobil Corporation	1,425	109,205
Halliburton Co. (a)	293	6,666
Helmerich & Payne Inc.	37	1,885
Hess Corporation (a)	84	5,346
HollyFrontier Corp.	54	2,482
Kinder Morgan, Inc.	650	13,570
Marathon Oil Corp.	285	4,052
Marathon Petroleum Corporation	226	12,610
National Oilwell Varco Inc. (a)	126	2,800
Noble Energy Inc. (a)	154	3,460
Occidental Petroleum Corp. (a)	254	12,762
ONEOK Inc. (a)	138	9,465
Phillips 66 (a)	140	13,122
Pioneer Natural Resources Co.	57	8,792
Schlumberger Ltd.	464	18,422
TechnipFMC PLC (a)	138	3,577
Valero Energy Corporation (a)	141	12,049
Williams Cos. Inc. (a)	407	11,416
		414,029
Utilities 3.2%
Alliant Energy Corporation	77	3,764
Ameren Corporation (a)	81	6,060
American Electric Power Company, Inc.	164	14,435
American Water Works Company, Inc.	59	6,880
Atmos Energy Corporation (a)	39	4,168
CenterPoint Energy, Inc. (a)	165	4,713
CMS Energy Corp.	93	5,386
Consolidated Edison Inc.	110	9,635
Dominion Energy, Inc.	270	20,851
DTE Energy Co. (a)	60	7,709
Duke Energy Corporation	243	21,442
Edison International	110	7,388
Entergy Corporation	63	6,511
Evergy, Inc.	85	5,143
Eversource Energy	106	8,067
Exelon Corporation	327	15,667
FirstEnergy Corp. (a)	168	7,196
NextEra Energy, Inc.	161	32,981
NiSource Inc.	124	3,575
NRG Energy Inc.	91	3,210
Pinnacle West Capital Corp. (a)	38	3,546
PPL Corporation	241	7,469
Public Service Enterprise Group Inc.	170	10,012
Sempra Energy (a)	92	12,592
Southern Co.	350	19,338
The AES Corporation	222	3,727
WEC Energy Group Inc. (a)	106	8,841
Xcel Energy Inc.	171	10,147
		270,453
Real Estate 3.0%
Alexandria Real Estate Equities, Inc. (a)	38	5,299
American Tower Corporation	149	30,378
Apartment Investment and Management Company - Class A (a)	54	2,690
AvalonBay Communities, Inc. (a)	46	9,387
Boston Properties Inc.	52	6,671
CBRE Group, Inc. - Class A (b)	104	5,316
Crown Castle International Corp.	140	18,213
Digital Realty Trust Inc. (a)	69	8,074
Duke Realty Corp.	120	3,801
Equinix, Inc.	28	14,247
Equity Residential (a)	123	9,372
Essex Property Trust Inc. (a)	22	6,376
Extra Space Storage Inc. (a)	42	4,503
Federal Realty Investment Trust	25	3,245
HCP, Inc.	157	5,028
Host Hotels & Resorts, Inc. (a)	246	4,482
	Shares/Par[1]	Value ($)
Iron Mountain Incorporated (a)	96	2,991
KiMcO Realty Corporation (a)	138	2,558
Macerich Co. (a)	33	1,111
Mid-America Apartment Communities, Inc.	39	4,539
ProLogis Inc. (a)	211	16,881
Public Storage	50	11,973
Realty Income Corp. (a)	106	7,293
Regency Centers Corp.	55	3,696
SBA Communications Corporation (b)	39	8,666
Simon Property Group Inc. (a)	103	16,393
SL Green Realty Corp. (a)	28	2,219
UDR Inc.	95	4,245
Ventas, Inc.	124	8,482
Vornado Realty Trust (a)	58	3,706
Welltower Inc. (a)	136	11,093
Weyerhaeuser Co. (a)	246	6,484
		249,412
Materials 2.7%
Air Products and Chemicals, Inc.	74	16,747
Albemarle Corporation (a)	37	2,640
AMCOR PLC (b) (d)	545	6,262
Avery Dennison Corporation	30	3,473
Ball Corporation (a)	111	7,789
Celanese Corp. - Class A	44	4,788
CF Industries Holdings Inc.	78	3,654
Corteva, Inc. (b)	252	7,443
Dow Holdings Inc.	252	12,411
DuPont de Nemours, Inc (a)	252	18,895
Eastman Chemical Co.	46	3,604
Ecolab Inc. (a)	85	16,734
FMC Corp.	44	3,610
Freeport-McMoRan Inc. - Class B (a)	475	5,514
International Flavors & Fragrances Inc. (a)	34	4,909
International Paper Co. (a)	138	5,990
Linde Public Limited Company (a)	183	36,700
LyondellBasell Industries N.V. - Class A	102	8,786
Martin Marietta Materials Inc. (a)	21	4,819
MOS Holdings Inc.	116	2,912
Newmont Goldcorp Corporation	275	10,593
Nucor Corp. (a)	102	5,645
Packaging Corp. of America	32	3,040
PPG Industries Inc. (a)	81	9,464
Sealed Air Corporation (a)	49	2,113
Sherwin-Williams Co.	27	12,314
Vulcan Materials Co. (a)	44	6,101
Westrock Company, Inc.	82	2,979
		229,929
Total Common Stocks (cost $5,517,171)		8,215,854
SHORT TERM INVESTMENTS 6.7%
Securities Lending Collateral 4.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (c) (e)	126,817	126,817
Repurchase Agreement with CIT, 2.88% (Collateralized by various publicly traded equities with a value of $181,500) acquired on 11/29/17, due 09/30/19 at $173,844	165,000	165,000
Repurchase Agreement with MSC, 2.81% (Collateralized by various publicly traded equities with a value of $82,506) acquired on 03/22/19, due 09/30/19 at $76,124	75,000	75,000
		366,817
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (e)	186,140	186,140
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	7,995	7,961
Total Short Term Investments (cost $560,917)		560,918
Total Investments 104.3% (cost $6,078,088)		8,776,772
Other Derivative Instruments 0.0%		853
Other Assets and Liabilities, Net (4.3)%		(362,699)
Total Net Assets 100.0%		8,414,926

(a)  All or a portion of the security was on loan.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

225

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(b)  Non-income producing security.

(c)  Investment in affiliate.

(d)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)   The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund
COMMON STOCKS 99.2%
Industrials 19.0%
AAON, Inc.	135	6,797
AAR Corp.	109	3,996
ABM Industries Incorporated (a)	221	8,836
Actuant Corporation - Class A	200	4,970
Aegion Corporation (b)	109	2,010
Aerojet Rocketdyne Holdings, Inc. (b)	241	10,767
AeroVironment, Inc. (b)	71	4,050
Alamo Group Inc.	32	3,184
Albany International Corp. - Class A	101	8,358
Allegiant Travel Company	43	6,169
American Woodmark Corporation (b)	49	4,144
Apogee Enterprises, Inc.	91	3,963
Applied Industrial Technologies, Inc.	129	7,963
Arcbest Corporation	85	2,381
Arcosa, Inc.	163	6,118
Astec Industries, Inc.	75	2,456
Atlas Air Worldwide Holdings, Inc. (b)	85	3,816
AZZ Inc.	86	3,964
Barnes Group Inc.	158	8,883
Brady Corp. - Class A	164	8,087
Briggs & Stratton Corp.	146	1,494
Chart Industries, Inc. (b)	119	9,158
CIRCOR International, Inc. (b)	65	2,974
Comfort Systems USA Inc.	123	6,283
Cubic Corp.	96	6,179
DXP Enterprises Inc. (b)	54	2,032
Echo Global Logistics, Inc. (b)	92	1,928
Encore Wire Corp.	69	4,024
EnPro Industries, Inc.	69	4,397
ESCO Technologies Inc.	87	7,154
Exponent, Inc.	172	10,053
Federal Signal Corp.	201	5,383
Forrester Research Inc.	34	1,581
Forward Air Corp.	96	5,694
Franklin Electric Co. Inc.	128	6,099
FTI Consulting Inc. (b)	126	10,584
Gibraltar Industries Inc. (b)	106	4,273
GMS Inc. (b)	108	2,371
Greenbrier Cos. Inc.	106	3,234
Griffon Corp.	111	1,879
Harsco Corp. (b)	266	7,289
Hawaiian Holdings Inc.	159	4,371
Heartland Express Inc.	156	2,826
Heidrick & Struggles International Inc.	62	1,864
Hillenbrand Inc.	209	8,259
HUB Group Inc. - Class A (b)	114	4,795
Insteel Industries, Inc.	61	1,260
Interface Inc.	194	2,973
John Bean Technologies Corp.	105	12,725
Kaman Corp.	93	5,937
Kelly Services Inc. - Class A	102	2,662
Korn Ferry	189	7,577
Lindsay Corp. (a)	35	2,917
LSC Communications, Inc. (a)	106	390
Lydall Inc. (b)	58	1,169
Marten Transport Ltd.	128	2,330
Matson Intermodal - Paragon, Inc.	142	5,506
Matthews International Corp. - Class A	105	3,654
Mercury Systems Inc. (b)	185	13,003
Mobile Mini, Inc.	147	4,483
Moog Inc. - Class A	108	10,131
Mueller Industries Inc.	187	5,463
	Shares/Par[1]	Value ($)
Multi-Color Corp.	46	2,307
MYR Group Inc. (b)	55	2,051
National Presto Industries Inc. (a)	17	1,562
Navigant Consulting, Inc.	136	3,158
Patrick Industries Inc. (a) (b)	75	3,683
PGT Innovations, Inc. (b)	190	3,170
Pitney Bowes Inc.	609	2,608
Powell Industries Inc.	28	1,075
Proto Labs Inc. (b)	90	10,442
Quanex Building Products Corp.	109	2,059
Raven Industries Inc.	119	4,255
Resources Connection, Inc.	99	1,577
RR Donnelley & Sons Co.	234	462
Saia, Inc. (b)	86	5,592
Simpson Manufacturing Co. Inc.	135	8,949
SkyWest Inc.	172	10,446
SPX Corp. (b)	148	4,877
SPX Flow, Inc. (b)	140	5,842
Standex International Corp.	41	3,027
Team Inc. (a) (b)	100	1,529
Tennant Co.	60	3,652
Tetra Tech, Inc.	184	14,449
Titan International, Inc.	164	802
Triumph Group Inc.	166	3,802
TrueBlue, Inc. (b)	130	2,858
UniFirst Corp.	52	9,711
Universal Forest Products Inc.	206	7,826
US Ecology, Inc.	73	4,336
Veritiv Corp. (b)	43	828
Viad Corp	68	4,482
Vicor Corp. (b)	53	1,639
Wabash National Corp.	180	2,931
WageWorks Inc. (b)	132	6,725
Watts Water Technologies Inc. - Class A	92	8,590
		470,572
Financials 16.3%
Ambac Financial Group, Inc. (b)	151	2,548
American Equity Investment Life Holding Company	302	8,203
Ameris Bancorp	131	5,142
Amerisafe, Inc.	64	4,075
Axos Financial, Inc. (b)	180	4,913
Banc of California, Inc.	142	1,984
Banner Corporation	105	5,659
Berkshire Hills Bancorp, Inc.	153	4,800
Blucora, Inc. (b)	161	4,899
Boston Private Financial Holdings Inc.	276	3,334
Brookline Bancorp, Inc.	267	4,114
Central Pacific Financial Corp.	95	2,838
City Holdings Co.	55	4,204
Columbia Banking System Inc.	244	8,845
Community Bank System Inc.	171	11,264
Customers Bancorp, Inc. (b)	92	1,937
CVB Financial Corp.	341	7,175
Dime Community Bancshares Inc.	102	1,946
Donnelley Financial Solutions, Inc. (b)	113	1,506
Eagle Bancorp Inc.	106	5,731
eHealth, Inc. (b)	64	5,514
Employer Holdings Inc.	109	4,590
Encore Capital Group Inc. (a) (b)	84	2,851
Enova International, Inc. (b)	113	2,601
EzCorp Inc. - Class A (a) (b)	173	1,637
Fidelity Southern Corp.	73	2,275
First Bancorp Inc.	725	8,009
First Commonwealth Financial Corp.	331	4,453
First Financial Bancorp	329	7,956
First Midwest Bancorp Inc.	369	7,561
FirstCash, Inc.	143	14,318
Flagstar Bancorp Inc.	97	3,207
Franklin Financial Network, Inc.	40	1,107
Glacier Bancorp, Inc.	282	11,425
Granite Point Mortgage Trust Inc.	180	3,463
Great Western Bancorp Inc.	190	6,796
Greenhill & Co. Inc.	55	752
Hanmi Financial Corp.	103	2,293

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

226

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
HCI Group, Inc.	24	973
Heritage Financial Corporation	112	3,294
HomeStreet, Inc. (b)	89	2,625
Hope Bancorp, Inc.	394	5,428
Horace Mann Educators Corp.	135	5,454
Independent Bank Corp.	115	8,725
INTL FCStone Inc. (b)	52	2,067
James River Group, Inc.	101	4,722
LegacyTexas Financial Group, Inc.	151	6,147
Meta Financial Group, Inc.	91	2,552
National Bank Holdings Corp. - Class A	85	3,084
NBT Bancorp Inc.	144	5,412
NMI Holdings Inc. - Class A (b)	222	6,301
Northfield Bancorp Inc.	155	2,427
Northwest Bancshares Inc.	357	6,284
OFG Bancorp	143	3,407
Old National Bancorp	503	8,340
Opus Bank	68	1,445
Oritani Financial Corp.	123	2,183
Pacific Premier Bancorp, Inc.	148	4,582
Piper Jaffray Cos.	48	3,561
Preferred Bank	46	2,162
ProAssurance Corporation	177	6,380
Provident Financial Services, Inc.	205	4,972
RLI Corp.	131	11,190
S&T Bancorp Inc.	113	4,241
Safety Insurance Group, Inc.	48	4,546
Seacoast Banking Corp. of Florida (b)	170	4,329
Selective Insurance Group Inc.	196	14,709
ServisFirst Bancshares, Inc.	154	5,272
Simmons First National Corp. - Class A	317	7,383
Southside Bancshares, Inc.	103	3,344
Stewart Information Services Corp.	80	3,228
The PRA Group, Inc. (b)	152	4,270
Third Point Reinsurance Ltd. (b)	239	2,467
Tompkins Financial Corp.	41	3,348
Triumph Bancorp, Inc. (a) (b)	82	2,393
TrustCo Bank Corp.	316	2,507
United Community Banks, Inc.	265	7,558
United Fire Group Inc.	72	3,474
United Insurance Holdings Corp.	69	983
Universal Insurance Holdings, Inc.	105	2,942
Veritex Holdings Inc.	151	3,929
Virtus Partners, Inc.	23	2,480
Waddell & Reed Financial Inc. - Class A (a) (c)	256	4,264
Walker & Dunlop, Inc.	93	4,958
Westamerica Bancorp (a)	90	5,540
WisdomTree Investments, Inc. (a)	381	2,349
World Acceptance Corp. (b)	22	3,533
		403,689
Information Technology 14.5%
3D Systems Corporation (a) (b)	380	3,455
8x8 Inc. (b)	319	7,695
ADTRAN, Inc.	155	2,362
Advanced Energy Industries, Inc. (b)	128	7,182
Agilysys, Inc. (b)	57	1,226
Alarm.Com Holdings, Inc. (b)	116	6,206
Anixter International Inc. (b)	96	5,750
Applied Optoelectronics, Inc. (a) (b)	62	642
Arlo Technologies, Inc. (b)	242	971
Axcelis Technologies, Inc. (b)	105	1,574
Badger Meter, Inc.	97	5,812
Bel Fuse Inc. - Class B	35	599
Benchmark Electronics, Inc.	130	3,257
Bottomline Technologies Inc. (b)	125	5,543
Brooks Automation Inc.	241	9,353
Cabot Microelectronics Corporation	97	10,628
CalAmp Corp. (b)	109	1,275
Cardtronics PLC - Class A (b)	123	3,364
CEVA Inc. (b)	73	1,774
Cohu Inc.	135	2,079
Comtech Telecommunications Corp.	79	2,213
Control4 Corporation (b)	90	2,129
Cray Inc. (b)	135	4,702
	Shares/Par[1]	Value ($)
CSG Systems International Inc.	110	5,389
CTS Corp.	110	3,035
Daktronics Inc.	133	822
Diebold Nixdorf Inc. (b)	256	2,341
Digi International Inc. (b)	90	1,144
Diodes Inc. (b)	137	4,978
DSP Group, Inc. (b)	64	925
Ebix Inc. (a)	72	3,602
Electronics for Imaging Inc. (b)	141	5,205
ePlus Inc. (b)	45	3,114
EVERTEC, Inc.	201	6,567
ExlService Holdings Inc. (b)	115	7,579
Extreme Networks, Inc. (b)	394	2,551
Fabrinet (b)	123	6,118
FARO Technologies Inc. (b)	56	2,948
Finisar Corporation (b)	389	8,894
FormFactor Inc. (b)	242	3,795
Harmonic Inc. (a) (b)	305	1,694
Ichor Holdings, Ltd. (b)	72	1,698
II-VI Inc. (a) (b)	199	7,276
Insight Enterprises, Inc. (b)	120	6,982
Itron Inc. (b)	112	7,023
Kemet Corp.	191	3,594
Knowles Corporation (b)	299	5,466
Kopin Corp. (b)	203	222
Kulicke & Soffa Industries Inc.	221	4,994
LivePerson Inc. (b)	201	5,628
Mantech International Corp. - Class A	89	5,853
MaxLinear, Inc. - Class A (b)	212	4,967
Methode Electronics Inc.	123	3,516
MicroStrategy Inc. - Class A (b)	27	3,850
Monotype Imaging Holdings Inc.	139	2,335
MTS Systems Corp.	59	3,471
Nanometrics Inc. (b)	80	2,773
NETGEAR, Inc. (b)	102	2,587
NIC Inc.	222	3,555
Onespan, Inc. (b)	101	1,427
OSI Systems Inc. (b)	55	6,237
Park Electrochemical Corp.	63	1,056
PDF Solutions Inc. (b)	91	1,189
Perficient, Inc. (b)	111	3,820
Photronics Inc. (b)	218	1,792
Plexus Corp. (b)	100	5,837
Power Integrations Inc.	97	7,740
Progress Software Corp.	151	6,582
Qualys, Inc. (b)	113	9,835
Rambus Inc. (b)	365	4,400
Rogers Corp. (b)	61	10,612
Rudolph Technologies Inc. (b)	104	2,878
Sanmina Corp. (b)	229	6,923
ScanSource Inc. (b)	86	2,791
SMART Global Holdings, Inc. (b)	41	932
SolarEdge Technologies Ltd. (b)	148	9,256
SPS Commerce, Inc. (b)	59	6,066
Sykes Enterprises Inc. (b)	134	3,667
TiVo Corporation	409	3,011
TTEC Holdings, Inc.	46	2,155
TTM Technologies, Inc. (b)	305	3,114
Ultra Clean Holdings, Inc. (b)	127	1,762
Unisys Corp. (b)	169	1,638
Veeco Instruments Inc. (b)	160	1,957
Viavi Solutions Inc. (b)	760	10,104
Virtusa Corporation (b)	91	4,050
Xperii Corp.	161	3,308
		360,421
Consumer Discretionary 13.7%
Abercrombie & Fitch Co. - Class A	221	3,546
American Axle & Manufacturing Holdings, Inc. (b)	370	4,715
American Public Education, Inc. (b)	54	1,607
Asbury Automotive Group, Inc. (b)	65	5,501
Ascena Retail Group, Inc. (a) (b)	567	346
Barnes & Noble Education, Inc. (b)	127	426
Barnes & Noble, Inc.	184	1,232
Big Lots, Inc.	134	3,842

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

227

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
BJ's Restaurants, Inc.	69	3,043
Bloomin' Brands, Inc.	305	5,771
Boot Barn Holdings, Inc. (b)	92	3,279
Buckle Inc. (a)	94	1,635
Caleres Inc.	139	2,769
Callaway Golf Co.	292	5,011
Career Education Corp. (b)	231	4,411
Cato Corp. - Class A	81	994
Cavco Industries Inc. (b)	28	4,413
Century Communities Inc. (b)	89	2,365
Chico's FAS Inc.	406	1,370
Childrens Place Retail Stores Inc. (a)	54	5,169
Chuy's Holdings Inc. (b)	56	1,289
Conn's Inc. (b)	79	1,408
Cooper Tire & Rubber Co.	168	5,286
Cooper-Standard Holdings Inc. (b)	54	2,455
Core-Mark Holding Co. Inc.	153	6,092
Crocs Inc. (b)	218	4,298
Dave & Buster's Entertainment Inc. (a)	120	4,850
Designer Brands Inc. - Class A	192	3,675
Dine Brands Global Inc. (a)	59	5,598
Dorman Products Inc. (b)	97	8,444
El Pollo Loco Holdings Inc. (a) (b)	71	757
Ethan Allen Interiors Inc.	84	1,767
Express, Inc. (b)	215	587
Fiesta Restaurant Group, Inc. (b)	77	1,016
Fossil Group, Inc. (a) (b)	145	1,667
Fox Factory Holding Corp. (b)	127	10,455
GameStop Corp. - Class A (a)	335	1,833
Garrett Motion Inc. (b)	244	3,740
Genesco Inc. (b)	58	2,471
Gentherm Incorporated (b)	113	4,716
G-III Apparel Group, Ltd. (b)	139	4,082
Group 1 Automotive Inc.	58	4,779
Guess Inc.	165	2,670
Haverty Furniture Cos. Inc.	65	1,102
Hibbett Sports Inc. (b)	63	1,142
Installed Building Products, Inc. (b)	70	4,161
iRobot Corp. (a) (b)	93	8,500
J.C. Penney Co. Inc. (a) (b)	1,102	1,256
Kirkland's Inc. (b)	53	121
Kontoor Brands, Inc. (b)	151	4,244
La-Z-Boy Inc.	153	4,706
LCI Industries	83	7,471
LGI Homes, Inc. (a) (b)	62	4,455
Liquidity Services, Inc. (b)	88	535
Lithia Motors Inc. - Class A	75	8,856
Lumber Liquidators, Inc. (a) (b)	94	1,084
M/I Homes, Inc. (b)	93	2,646
MarineMax Inc. (b)	74	1,213
MDC Holdings Inc.	161	5,276
Meritage Homes Corporation (b)	120	6,150
Monarch Casino & Resort Inc. (b)	39	1,649
Monro Inc.	110	9,417
Motorcar Parts of America Inc. (a) (b)	64	1,361
Movado Group Inc.	56	1,511
Nautilus, Inc. (b)	103	227
Office Depot Inc.	1,778	3,662
Oxford Industries Inc.	56	4,239
PetMed Express Inc. (a)	69	1,077
Red Robin Gourmet Burgers, Inc. (b)	43	1,308
Regis Corp. (b)	99	1,646
Rent-A-Center, Inc. (b)	147	3,905
RH (a) (b)	54	6,235
Ruth's Hospitality Group Inc.	94	2,130
Shake Shack Inc. - Class A (a) (b)	87	6,275
Shoe Carnival Inc. (a)	35	979
Shutterfly, Inc. (b)	114	5,758
Shutterstock Inc.	61	2,408
Sleep Number Corporation (b)	100	4,044
Sonic Automotive, Inc. - Class A	81	1,892
Stamps.com Inc. (b)	55	2,485
Standard Motor Products Inc.	65	2,960
Steven Madden Ltd.	261	8,857
Strategic Education, Inc.	72	12,898
	Shares/Par[1]	Value ($)
Sturm Ruger & Co. Inc.	58	3,147
Superior Industries International Inc.	79	273
Tailored Brands, Inc. (a)	164	944
Tile Shop Holdings, Inc. (a)	120	480
TopBuild Corp. (b)	116	9,598
Unifi Inc. (b)	48	869
Universal Electronics Inc. (b)	46	1,868
Vera Bradley, Inc. (b)	75	902
Vista Outdoor Inc. (b)	189	1,682
Vitamin Shoppe, Inc. (a) (b)	52	205
William Lyon Homes - Class A (b)	111	2,015
Wingstop Inc.	98	9,273
Winnebago Industries Inc.	96	3,714
Wolverine World Wide Inc.	297	8,179
Zumiez Inc. (b)	61	1,586
		339,956
Health Care 11.9%
Acorda Therapeutics, Inc. (b)	130	1,000
Addus HomeCare Corporation (b)	35	2,599
Akorn, Inc. (b)	309	1,594
AMAG Pharmaceuticals, Inc. (b)	109	1,093
AMN Healthcare Services, Inc. (b)	156	8,485
Amphastar Pharmaceuticals, Inc. (b)	121	2,547
AngioDynamics, Inc. (b)	122	2,402
ANI Pharmaceuticals, Inc. (b)	27	2,241
Anika Therapeutics, Inc. (b)	48	1,954
Arrowhead Pharmaceuticals Inc (b)	314	8,329
Assertio Therapeutics, Inc. (b)	212	732
BioTelemetry, Inc. (b)	112	5,411
Cambrex Corp. (b)	113	5,266
Cardiovascular Systems Inc. (b)	117	5,003
Community Health Systems Inc. (a) (b)	383	1,022
Computer Programs & Systems Inc.	40	1,117
Conmed Corp.	86	7,400
Corcept Therapeutics Inc. (b)	350	3,906
Corvel Corp. (b)	30	2,648
Cross Country Healthcare Inc. (b)	120	1,129
CryoLife Inc. (b)	116	3,486
Cutera Inc. (b)	47	971
Cytokinetics, Incorporated (b)	195	2,195
Diplomat Pharmacy, Inc. (a) (b)	179	1,093
Eagle Pharmaceuticals Inc. (a) (b)	35	1,940
Emergent BioSolutions Inc. (b)	152	7,328
Enanta Pharmaceuticals, Inc. (b)	53	4,449
Endo International Public Limited Company (b)	655	2,699
Healthstream, Inc. (b)	85	2,211
Heska Corporation (b)	24	2,046
HMS Holdings Corp. (b)	291	9,440
Innoviva, Inc. (b)	228	3,314
Integer Holdings Corporation (b)	100	8,380
Invacare Corp.	110	571
Lannett Co. Inc. (a) (b)	119	723
Lantheus Holdings Inc. (b)	129	3,638
LeMaitre Vascular Inc.	55	1,538
LHC Group, Inc. (b)	97	11,642
Luminex Corporation	136	2,811
Magellan Health Services Inc. (b)	80	5,941
Medicines Co. (a) (b)	233	8,491
Medpace Holdings, Inc. (b)	87	5,703
Meridian Bioscience Inc.	141	1,676
Merit Medical Systems Inc. (b)	183	10,901
Mesa Laboratories, Inc.	12	2,887
Momenta Pharmaceuticals, Inc. (b)	323	4,023
Myriad Genetics, Inc. (b)	245	6,805
Natus Medical Inc. (b)	111	2,842
Neogen Corp. (b)	174	10,784
Neogenomics, Inc. (b)	339	7,438
Nextgen Healthcare Inc. (b)	157	3,130
Omnicell, Inc. (b)	136	11,699
Orasure Technologies, Inc. (b)	203	1,887
Orthofix Medical Inc. (b)	62	3,305
Owens & Minor Inc.	204	653
Phibro Animal Health Corporation - Class A	65	2,080
Progenics Pharmaceuticals Inc. (b)	294	1,813

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

228

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Providence Services Corp. (b)	37	2,135
Regenxbio Inc. (b)	102	5,257
Repligen Corp. (b)	140	12,068
Select Medical Holdings Corporation (b)	362	5,744
Spectrum Pharmaceuticals, Inc. (b)	361	3,112
Supernus Pharmaceuticals Inc. (b)	173	5,717
SurModics Inc. (b)	44	1,903
Tabula Rasa HealthCare Inc. (a) (b)	59	2,936
Tactile Systems Technology, Inc. (b)	56	3,192
The Ensign Group, Inc.	165	9,405
Tivity Health, Inc. (b)	155	2,540
U. S. Physical Therapy, Inc.	42	5,204
Vanda Pharmaceuticals Inc. (b)	172	2,421
Varex Imaging Corporation (b)	126	3,861
		293,906
Real Estate 8.3%
Acadia Realty Trust	272	7,451
Agree Realty Corporation	129	8,253
American Assets Trust, Inc.	156	7,351
Apollo Commercial Real Estate Finance, Inc.	453	8,337
Armada Hoffler Properties, Inc.	173	2,868
ARMOUR Residential REIT, Inc.	175	3,255
Capstead Mortgage Corporation	289	2,410
Caretrust REIT, Inc.	316	7,511
CBL & Associates Properties Inc. (a)	548	570
Cedar Realty Trust Inc.	297	786
Chatham Lodging Trust	153	2,887
Chesapeake Lodging Trust	203	5,773
Community Healthcare Trust Incorporated	60	2,366
DiamondRock Hospitality Co.	673	6,955
Dwight A. Walker Real Estate, Inc. - Class A	59	1,816
Easterly Government Properties, Inc.	222	4,018
Four Corners Property Trust, Inc.	228	6,241
Franklin Street Properties Corp.	359	2,649
Getty Realty Corp.	114	3,501
Global Net Lease Inc.	280	5,501
Hersha Hospitality Trust	119	1,971
HFF, Inc. - Class A	129	5,882
Independence Realty Trust, Inc.	300	3,466
Innovative Industrial Properties, Inc. (a)	33	4,051
Invesco Mortgage Capital Inc.	426	6,875
iStar Inc. (a)	218	2,707
Kite Realty Naperville, LLC	276	4,172
Lexington Realty Trust	699	6,575
LTC Properties Inc.	133	6,061
Marcus & Millichap Inc. (b)	70	2,154
National Storage Affiliates Trust	190	5,487
New York Mortgage Trust Inc.	682	4,230
NRF Holdco, LLC (a)	162	2,654
Office Properties Income Trust	161	4,233
Pennsylvania REIT (a)	207	1,344
PennyMac Mortgage Investment Trust	254	5,545
Realogy Holdings Corp. (a)	372	2,692
Redwood Trust Inc.	323	5,344
Retail Opportunity Investments Corp.	381	6,523
RPT Realty	269	3,259
Saul Centers Inc.	38	2,121
Summit Hotel Properties Inc.	351	4,029
Universal Health Realty Income Trust	42	3,604
Urstadt Biddle Properties Inc. - Class A	99	2,089
Washington Prime Group, L.P. (a)	620	2,369
Washington REIT	267	7,134
Whitestone REIT	130	1,653
Xenia Hotels & Resorts Inc.	376	7,833
		206,556
Materials 4.2%
AdvanSix Inc. (b)	96	2,341
AK Steel Holding Corporation (a) (b)	1,050	2,489
American Vanguard Corporation	88	1,351
Balchem Corporation	108	10,757
Boise Cascade Company	129	3,617
Century Aluminum Co. (a) (b)	167	1,153
Clearwater Paper Corporation (a) (b)	53	975
Ferro Corp. (b)	279	4,409
	Shares/Par[1]	Value ($)
FutureFuel Corp.	85	997
Hawkins Inc.	32	1,384
Haynes International Inc.	42	1,325
HB Fuller Co.	170	7,878
Innophos Holdings Inc	65	1,897
Innospec Inc.	82	7,445
Kaiser Aluminum Corp.	53	5,180
Koppers Holdings Inc. (b)	69	2,037
Kraton Corporation (b)	106	3,286
Livent Corporation (b)	474	3,279
LSB Industries Inc. (a) (b)	67	260
Materion Corp.	68	4,596
Mercer International Inc.	140	2,167
Myers Industries Inc.	119	2,302
Neenah Inc. (a)	55	3,737
Olympic Steel, Inc.	30	415
P.H. Glatfelter Co.	146	2,460
Quaker Chemical Corp.	44	9,027
Rayonier Advanced Materials Inc. (a)	169	1,096
Schweitzer-Mauduit International Inc.	100	3,326
Stepan Co.	68	6,225
SunCoke Energy, Inc. (b)	296	2,631
TimkenSteel Corp. (b)	131	1,061
Tredegar Corp.	85	1,407
U.S. Concrete, Inc. (a) (b)	51	2,544
		105,054
Energy 3.7%
Archrock, Inc.	437	4,634
Bonanza Creek Energy, Inc. (b)	62	1,286
C&J Energy Services, Inc. (b)	198	2,334
Carrizo Oil & Gas Inc. (a) (b)	280	2,804
CONSOL Mining Corporation (b)	91	2,410
Denbury Resources Inc. (a) (b)	1,520	1,885
Diamond Offshore Drilling, Inc. (a) (b)	208	1,841
DMC Global Inc.	46	2,931
Dril-Quip Inc. (b)	119	5,721
ERA Group Inc. (b)	69	573
Exterran Trinidad LLC (b)	109	1,553
Geospace Technologies Corporation (b)	43	654
Green Plains Renewable Energy Inc.	127	1,369
Gulf Island Fabrication Inc. (b)	39	280
Gulfport Energy Corp. (a) (b)	484	2,377
Helix Energy Solutions Group, Inc. (b)	469	4,050
HighPoint Resources Corporation (a) (b)	357	650
KLX Energy Services Holdings, Inc. (b)	74	1,502
Laredo Petroleum Holdings Inc. (b)	480	1,392
Matrix Service Co. (b)	88	1,789
Nabors Industries Ltd	1,077	3,123
Newpark Resources Inc. (b)	298	2,208
Noble Corporation PLC (b)	821	1,535
Oil States International Inc. (b)	203	3,718
Par Pacific Holdings, Inc. (b)	101	2,081
PDC Energy, Inc. (a) (b)	221	7,964
Penn Virginia Corporation (b)	46	1,403
Propetro Holding Corp. (b)	245	5,079
Reg Biofuels, LLC (a) (b)	121	1,913
REX Stores Corp. (b)	19	1,388
Ring Energy Inc. (b)	195	635
SEACOR Holdings Inc. (b)	56	2,664
SRC Energy Inc. (b)	801	3,973
Superior Energy Services Inc. (b)	511	664
TETRA Technologies, Inc. (b)	419	684
U.S. Silica Holdings, Inc. (a)	238	3,042
Unit Corp. (b)	176	1,566
Whiting Petroleum Corp. (a) (b)	300	5,600
		91,275
Consumer Staples 3.5%
Avon Products, Inc. (b)	1,479	5,740
B&G Foods, Inc. (a)	220	4,570
Calavo Growers Inc. (a)	51	4,972
Cal-Maine Foods Inc.	101	4,229
Central Garden & Pet Co. (b)	36	981
Central Garden & Pet Co. - Class A (b)	138	3,393
Chefs' Warehouse Inc. (b)	76	2,657

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

229

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Coca-Cola Consolidated Inc.	16	4,651
Darling Ingredients Inc. (b)	549	10,918
Dean Foods Co. (a)	302	279
Inter Parfums Inc.	57	3,816
J&J Snack Foods Corp.	50	8,072
John B. Sanfilippo & Son Inc.	30	2,364
Medifast, Inc.	39	5,018
MGPI Processing, Inc. (a)	42	2,771
Seneca Foods Corp. - Class A (b)	23	639
SpartanNash Co.	118	1,380
The Andersons, Inc.	89	2,418
United Natural Foods Inc. (a) (b)	166	1,491
Universal Corp.	84	5,079
USANA Health Sciences, Inc. (b)	44	3,512
WD-40 Co.	46	7,341
		86,291
Utilities 2.2%
American States Water Company	123	9,231
Avista Corporation	219	9,775
California Water Service Group	160	8,123
El Paso Electric Co.	136	8,889
Northwest Natural Holding Company	101	6,995
South Jersey Industries Inc.	308	10,383
		53,396
Communication Services 1.9%
A T N International Limited	37	2,123
Care.com Inc. (b)	87	952
Cincinnati Bell Inc. (b)	163	805
Cogent Communications Group, Inc.	137	8,146
Consolidated Communications Holdings Inc. (a)	228	1,124
EW Scripps Co. - Class A	188	2,877
Frontier Communications Corporation (a) (b)	351	614
Gannett Co., Inc.	376	3,066
Iridium Communications Inc. (b)	321	7,469
Marcus Corp.	70	2,297
New Media Investment Group Inc.	179	1,688
QuinStreet, Inc. (a) (b)	131	2,081
Scholastic Corp.	93	3,081
Spok Holdings, Inc.	60	898
TechTarget, Inc. (b)	72	1,523
Vonage Holdings Corp. (b)	736	8,343
		47,087
Total Common Stocks (cost $2,234,497)		2,458,203
INVESTMENT COMPANIES 0.6%
iShares S&P SmallCap 600 Index ETF	202	15,783
Total Investment Companies (cost $15,242)		15,783
RIGHTS 0.0%
LyondellBasell Industries N.V. (b) (c) (d)	93	40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (e) (f)	39,214	39,214
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	4,233	4,233
U.S. Treasury Securities 0.0%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	370	368
Total Short Term Investments (cost $43,815)		43,815
Total Investments 101.6% (cost $2,293,554)		2,517,841
Other Derivative Instruments 0.0%		73
Other Assets and Liabilities, Net (1.6)%		(38,812)
Total Net Assets 100.0%		2,479,102

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

Shares/Par[1]	Value ($)

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)  The coupon rate represents the yield to maturity.

JNL/MFS Mid Cap Value Fund
COMMON STOCKS 98.5%
Financials 21.9%
Annaly Capital Management, Inc.	473	4,319
Aon PLC - Class A	70	13,441
Apollo Global Management, LLC - Class A	302	10,356
Arthur J Gallagher & Co.	148	13,008
Assurant, Inc.	102	10,829
Athene Holding Ltd - Class A (a)	197	8,465
Comerica Inc.	155	11,255
Discover Financial Services	167	12,995
Element Fleet Management Corp.	650	4,746
Everest Re Group, Ltd.	51	12,584
Hanover Insurance Group Inc.	76	9,770
Hartford Financial Services Group Inc.	365	20,354
Huntington Bancshares Inc.	1,023	14,138
Invesco Ltd.	443	9,071
KeyCorp	838	14,877
Lincoln National Corp.	164	10,583
M&T Bank Corporation	64	10,920
NASDAQ Inc.	185	17,751
Northern Trust Corp.	128	11,561
Raymond James Financial Inc.	127	10,762
Reinsurance Group of America Inc.	41	6,359
Signature Bank	95	11,466
State Street Corp.	146	8,166
SunTrust Banks Inc.	228	14,326
TD Ameritrade Holding Corporation	216	10,792
Unum Group	180	6,049
Wintrust Financial Corporation	129	9,427
		298,370
Information Technology 11.9%
Amdocs Limited	209	12,974
Analog Devices, Inc.	128	14,399
DXC Technology Company	109	5,990
First Data Corporation - Class A (a)	483	13,082
Global Payments Inc.	60	9,594
IPG Photonics Corporation (a)	28	4,344
KBR, Inc.	557	13,896
Keysight Technologies, Inc. (a)	106	9,502
Leidos Holdings Inc.	136	10,855
Marvell Technology Group Ltd	431	10,286
Maxim Integrated Products, Inc.	184	11,013
Motorola Solutions Inc.	75	12,540
NCR Corporation (a)	172	5,356
NXP Semiconductors N.V.	72	6,983
TE Connectivity Ltd.	88	8,393
Verint Systems Inc. (a)	94	5,043
Zebra Technologies Corp. - Class A (a)	35	7,292
		161,542
Industrials 11.3%
AGCO Corporation	144	11,166
Alaska Air Group, Inc.	79	5,067
Delta Air Lines Inc.	214	12,135
Eaton Corporation Public Limited Company	151	12,542
Harris Corp.	35	6,635
HD Supply Holdings, Inc (a)	317	12,753
ITT Industries Holdings, Inc.	159	10,422
Kansas City Southern	100	12,165
L3 Technologies Inc.	48	11,765
Masco Corp.	211	8,271

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

230

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Now, Inc. (a)	334	4,934
Owens Corning Inc.	176	10,237
Regal-Beloit Corp.	90	7,358
Sensata Technologies Holding PLC (a)	174	8,521
Stanley Black & Decker Inc.	104	15,098
Stericycle Inc. (a)	96	4,562
		153,631
Utilities 9.7%
CenterPoint Energy, Inc.	365	10,447
CMS Energy Corp.	237	13,699
Eversource Energy	174	13,196
FirstEnergy Corp.	214	9,175
NiSource Inc.	287	8,275
Pinnacle West Capital Corp.	146	13,762
Public Service Enterprise Group Inc.	260	15,278
Sempra Energy	84	11,494
South Jersey Industries Inc.	132	4,440
Southern Co.	220	12,164
The AES Corporation	530	8,879
WEC Energy Group Inc.	133	11,070
		131,879
Consumer Discretionary 9.0%
Aramark	164	5,931
Brunswick Corp.	162	7,419
Dollar Tree Inc. (a)	81	8,654
Harley-Davidson Inc.	160	5,718
Lear Corp.	52	7,211
LKQ Corp. (a)	255	6,787
Marriott International Inc. - Class A	73	10,202
Mohawk Industries Inc. (a)	40	5,959
Newell Brands Inc.	327	5,036
PVH Corp.	65	6,161
Royal Caribbean Cruises Ltd.	71	8,563
Skechers U.S.A. Inc. - Class A (a)	158	4,981
The Michaels Companies, Inc. (a)	244	2,124
The Wendy's Company	315	6,169
Toll Brothers Inc.	284	10,407
Tractor Supply Co.	50	5,453
Urban Outfitters Inc. (a)	109	2,470
Whirlpool Corp.	66	9,407
Wyndham Hotels & Resorts, Inc.	85	4,721
		123,373
Materials 7.8%
Axalta Coating Systems Ltd. (a)	380	11,328
Berry Global Group, Inc. (a)	170	8,968
Celanese Corp. - Class A	80	8,596
Eastman Chemical Co.	148	11,516
FMC Corp.	136	11,311
Graphic Packaging Holding Co.	761	10,635
PPG Industries Inc.	99	11,565
Sealed Air Corporation	168	7,205
Univar Inc. (a)	351	7,745
Vulcan Materials Co.	77	10,571
Westrock Company, Inc.	192	7,011
		106,451
Real Estate 7.3%
Brixmor Property Group Inc.	503	9,002
EPR Properties	139	10,396
Life Storage Inc.	152	14,487
Medical Properties Trust, Inc.	590	10,281
Mid-America Apartment Communities, Inc.	103	12,189
Spirit Realty Capital, Inc.	157	6,692
Sun Communities Inc.	94	12,050
VICI Properties Inc.	519	11,434
W.P. Carey Inc.	159	12,906
		99,437
Energy 6.3%
Cabot Oil & Gas Corp.	390	8,963
Concho Resources Inc.	38	3,924
Equitrans Midstream Corp.	207	4,075
Frank's International N.V. (a)	657	3,587
Hess Corporation	156	9,910
Marathon Petroleum Corporation	209	11,665
	Shares/Par[1]	Value ($)
Oil States International Inc. (a)	187	3,415
Patterson-UTI Energy Inc.	317	3,654
Pioneer Natural Resources Co.	92	14,100
Plains GP Holdings, L.P. - Class A (a)	568	14,191
WPX Energy, Inc. (a)	724	8,338
		85,822
Health Care 6.1%
AmerisourceBergen Corporation	111	9,481
Change Healthcare Inc. (a)	329	4,804
Elanco Animal Health (a)	220	7,425
Mylan Holdings Ltd. (a)	221	4,213
PerkinElmer Inc.	91	8,751
Premier Healthcare Solutions, Inc. - Class A (a)	233	9,111
Quest Diagnostics Incorporated	136	13,827
Universal Health Services Inc. - Class B	93	12,156
Zimmer Biomet Holdings, Inc.	113	13,353
		83,121
Consumer Staples 5.6%
Archer-Daniels-Midland Company	280	11,435
BJ's Wholesale Club Holdings, Inc. (a)	130	3,430
Coca-Cola European Partners PLC (b)	163	9,204
Energizer Holdings, Inc.	55	2,144
Ingredion Inc.	78	6,463
JM Smucker Co.	73	8,456
Kellogg Co.	118	6,320
Kroger Co.	399	8,653
Molson Coors Brewing Company - Class B	87	4,861
Post Holdings Inc. (a)	45	4,673
Sanderson Farms Inc.	52	7,076
Treehouse Foods, Inc. (a)	71	3,832
		76,547
Communication Services 1.6%
Altice USA, Inc. - Class A (a)	275	6,685
Electronic Arts Inc. (a)	85	8,615
Interpublic Group of Cos. Inc.	286	6,455
		21,755
Total Common Stocks (cost $1,263,101)		1,341,928
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (c) (d)	18,651	18,651
Total Short Term Investments (cost $18,651)		18,651
Total Investments 99.9% (cost $1,281,752)		1,360,579
Other Assets and Liabilities, Net 0.1%		1,057
Total Net Assets 100.0%		1,361,636

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c)   Investment in affiliate.

(d)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 54.7%
Mortgage-Backed Securities 18.8%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 07/15/33 (a)	2,575	2,592
TBA, 3.00%, 07/15/48 (a)	7,400	7,461
TBA, 3.50%, 07/15/33 - 07/15/48 (a)	16,065	16,452
TBA, 4.00%, 07/15/48 (a)	67,370	69,624
TBA, 4.50%, 07/15/48 (a)	12,930	13,511
Government National Mortgage Association
TBA, 3.00%, 07/15/48 (a)	2,640	2,697
TBA, 3.50%, 07/15/48 (a)	3,320	3,429
TBA, 4.00%, 07/15/48 (a)	16,690	17,302
TBA, 4.50%, 07/15/48 (a)	4,345	4,529
		137,597
U.S. Treasury Securities 16.5%
U.S. Treasury Bond
2.75%, 08/15/42	8,200	8,595
2.25%, 08/15/46	2,140	2,019

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

231

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Note
1.38%, 01/15/20	4,990	4,971
2.00%, 01/15/21 (a)	12,055	12,083
2.88%, 05/31/25 - 08/15/28	35,965	38,219
1.63%, 02/15/26	8,710	8,578
2.75%, 02/15/28	43,275	45,986
		120,451
Treasury Inflation Indexed Securities 10.7%
U.S. Treasury Inflation Indexed Bond
3.38%, 04/15/32 (b)	4,456	6,108
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (b)	8,260	9,194
0.50%, 01/15/28 (b)	8,692	8,836
3.63%, 04/15/28 (b)	7,892	10,134
0.88%, 01/15/29 (b)	11,436	12,042
2.50%, 01/15/29 (b)	2,154	2,592
3.88%, 04/15/29 (b)	20,022	26,804
1.00%, 02/15/46 (b)	2,578	2,701
		78,411
Collateralized Mortgage Obligations 6.8%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 5.05%, (1M USD LIBOR + 2.65%), 12/26/29 (c)	3,270	3,349
Series 2017-M2-DNA1, REMIC, 5.65%, (1M USD LIBOR + 3.25%), 07/25/29 (c)	1,810	1,912
Series 2017-M2-DNA2, REMIC, 5.85%, (1M USD LIBOR + 3.45%), 10/25/29 (c)	4,960	5,295
Series 2017-M2-DNA3, REMIC, 4.90%, (1M USD LIBOR + 2.50%), 03/25/30 (c)	5,672	5,790
Series 2018-M2-HQA1, REMIC, 4.70%, (1M USD LIBOR + 2.30%), 09/25/30 (c)	2,810	2,809
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 6.05%, (1M USD LIBOR + 3.65%), 09/25/29 (c) (d)	5,574	5,930
Series 2017-1M2-C03, REMIC, 5.40%, (1M USD LIBOR + 3.00%), 10/25/29 (c)	4,440	4,632
Series 2017-1M2-C06, REMIC, 5.05%, (1M USD LIBOR + 2.65%), 02/25/30 (c)	5,350	5,482
Series 2017-2M2-C06, REMIC, 5.20%, (1M USD LIBOR + 2.80%), 02/25/30 (c)	1,700	1,740
Series 2017-1M2-C07, REMIC, 4.80%, (1M USD LIBOR + 2.40%), 05/28/30 (c)	915	926
Series 2017-2M2-C07, REMIC, 4.90%, (1M USD LIBOR + 2.50%), 05/28/30 (c)	4,260	4,332
Series 2018-1M2-C01, REMIC, 4.65%, (1M USD LIBOR + 2.25%), 07/25/30 (c)	3,140	3,164
Series 2018-2M2-C02, REMIC, 4.60%, (1M USD LIBOR + 2.20%), 08/26/30 (c)	4,340	4,358
		49,719
Sovereign 1.7%
Angola, Government of
9.38%, 05/08/48	202	223
Banque Centrale De Tunisie
5.75%, 01/30/25	200	186
Cabinet of Ministers of Ukraine
7.75%, 09/01/26	300	309
7.75%, 09/01/27 (e)	100	103
7.38%, 09/25/32	290	285
El Salvador Government International Bond
7.75%, 01/24/23	310	333
Ghana, Government of
10.75%, 10/14/30	380	478
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (d)	336	337
Gobierno de la Republica del Ecuador
9.63%, 06/02/27	200	213
7.88%, 01/23/28	350	341
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 10/12/10	310	338
Government of the Republic of Trinidad and Tobago
4.50%, 08/04/26 (d)	360	359
Government of the Republic of Zambia
8.50%, 04/14/24	300	201
Government of the Sultanate of Oman
6.75%, 01/17/48	319	280
	Shares/Par[1]	Value ($)
Kenya, Government of
8.00%, 05/22/32	200	211
Ministry of Finance of the Russian Federation
5.10%, 03/28/35	200	217
Nigeria, Federal Government of
8.75%, 01/21/31	228	247
7.88%, 02/16/32	400	417
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23	280	284
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (e) (f) (g) (h)	6,339	1,085
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32	914	885
Presidencia De La Nacion
4.63%, 01/11/23	270	216
8.28%, 12/31/33	1,136	914
3.75%, 12/31/38 (i)	170	98
Presidencia de la Republica de Colombia
7.38%, 09/18/37	140	190
5.00%, 06/15/45	268	296
Presidencia de la Republica Dominicana
6.85%, 01/27/45	392	427
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (e) (f) (g) (h)	1,719	437
Senegal, Government of
6.75%, 03/13/48	230	216
South Africa, Parliament of
5.88%, 06/22/30	276	298
The Arab Republic of Egypt
8.50%, 01/31/47	280	296
8.70%, 03/01/49	200	215
The Democratic Socialist Republic of Sri Lanka
6.75%, 04/18/28	280	271
7.85%, 03/14/29	347	359
The Republic of Uzbekistan
5.38%, 02/20/29	200	216
The State of Qatar
4.82%, 03/14/49	324	372
Turkiye Cumhuriyeti Basbakanlik
6.00%, 03/25/27	585	556
		12,709
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2017-2M2-C04, 5.25%, (1M USD LIBOR + 2.85%), 11/26/29 (c) (j)	1,553	1,597
Total Government And Agency Obligations (cost $394,456)		400,484
CORPORATE BONDS AND NOTES 48.5%
Financials 14.0%
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25	3,120	3,290
Ally Financial Inc.
8.00%, 03/15/20	1,880	1,944
4.13%, 02/13/22	225	230
Aluminum Corporation of China Limited
4.25%, 04/21/22	200	198
Antero Resources Finance Corporation
5.38%, 11/01/21	225	222
Ardagh Packaging Finance Public Limited Company
4.25%, 09/15/22 (d)	555	560
6.00%, 02/15/25 (d)	800	829
AXA Equitable Holdings, Inc.
5.00%, 04/20/48	2,380	2,451
Banc of America Funding Corporation
1.66%, 04/25/28, EUR	837	1,014
Banco Santander, S.A.
3.80%, 02/23/28	1,805	1,839
Bank of America Corporation
2.74%, 01/23/22	2,530	2,541
3.71%, 04/24/28	2,495	2,621
3.97%, 03/05/29	1,920	2,052
4.33%, 03/15/50	2,870	3,192
Biz Finance PLC
9.63%, 04/27/22 (d)	140	146

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
CDW Finance Corporation
5.00%, 09/01/23	490	501
CIT Group Inc.
5.00%, 08/15/22	970	1,027
Citigroup Inc.
3.89%, 01/10/28 (c)	3,615	3,817
1.50%, 10/26/28, EUR	838	1,012
3.52%, 10/27/28	1,385	1,428
CNH Industrial Capital LLC
4.38%, 04/05/22	490	509
Development Bank of Mongolia LLC
7.25%, 10/23/23	200	209
Diamond Finance International Limited
5.88%, 06/15/21 (d)	150	152
5.45%, 06/15/23 (d)	3,630	3,913
6.02%, 06/15/26 (d)	2,365	2,608
E.On International Finance BV
6.38%, 06/07/32, GBP	470	846
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,335	2,496
Huarong Finance 2017 Co., Ltd.
4.00%, (callable at 100 beginning 11/07/22) (k)	200	198
JPMorgan Chase & Co.
1.81%, 06/12/29, EUR	816	1,013
3.88%, 07/24/38 (c)	1,940	2,032
Jyske Realkredit A/S
2.00%, 10/01/47, DKK (e)	4,642	728
Level 3 Financing, Inc.
5.38%, 01/15/24	750	766
LPL Holdings, Inc.
5.75%, 09/15/25 (d)	850	875
Morgan Stanley
5.45%, (callable at 100 beginning 07/15/19) (k)	1,405	1,401
1.88%, 04/27/27, EUR	823	1,017
3.59%, 07/22/28 (c)	4,255	4,420
MSCI Inc.
5.25%, 11/15/24 (d)	490	507
Nationwide Building Society
4.30%, 03/08/29 (d)	1,135	1,187
NGG Finance PLC
5.63%, 06/18/73, GBP	1,730	2,375
Nielsen Finance LLC
5.00%, 04/15/22 (d)	750	749
Nykredit Realkredit A/S
2.00%, 10/01/47, DKK (e)	49,543	7,789
OUTFRONT Media Capital LLC
5.88%, 03/15/25	580	600
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (d)	248	254
Rassman, Joel H.
5.88%, 02/15/22	320	341
Realkredit Danmark A/S
2.00%, 10/01/47, DKK (e) (l)	40,174	6,304
Resideo Funding Inc.
6.13%, 11/01/26 (d)	330	343
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	2,970	2,964
3.20%, 09/23/26	1,485	1,497
SLM Corporation
5.50%, 01/25/23	455	467
Springleaf Finance Corporation
6.13%, 05/15/22	1,500	1,609
5.63%, 03/15/23	345	367
Starwood Property Trust, Inc.
3.63%, 02/01/21	250	250
Thames Water Utilities Finance Ltd
1.88%, 01/24/24, GBP	655	832
The Goldman Sachs Group, Inc.
2.60%, 04/23/20	1,265	1,268
3.69%, 06/05/28 (c)	2,410	2,489
3.81%, 04/23/29	4,565	4,753
3.00%, 02/12/31, EUR	764	1,037
4.02%, 10/31/38	2,080	2,143
5.15%, 05/22/45	1,330	1,521
	Shares/Par[1]	Value ($)
The Nielsen Company (Luxembourg) S.A R.L.
5.50%, 10/01/21 (d)	340	342
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/24	350	337
VEB Finance Public Limited Company
6.03%, 07/05/22	380	399
VICI Properties 1 LLC
8.00%, 10/15/23	200	221
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (d)	400	415
Volkswagen International Finance N.V.
3.38%, (callable at 100 beginning 06/27/24), EUR (k)	4,300	5,022
ZF North America Capital, Inc.
4.00%, 04/29/20 (d)	300	303
		102,782
Energy 6.7%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (d)	390	429
Antero Midstream Partners LP
5.38%, 09/15/24	500	501
Antero Resources Corporation
5.13%, 12/01/22	350	336
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (d)	459	486
7.00%, 11/01/26 (d)	1,030	942
Canadian Natural Resources Limited
6.25%, 03/15/38	1,620	1,992
4.95%, 06/01/47	1,200	1,371
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26	750	870
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	490	546
Cheniere Energy Partners, L.P.
5.25%, 10/01/25 (m)	750	775
Chesapeake Energy Corporation
5.75%, 03/15/23	250	234
8.00%, 03/15/26 (d)	1,295	1,180
8.00%, 06/15/27	275	241
Concho Resources Inc.
4.88%, 10/01/47	1,675	1,887
Crestwood Midstream Partners LP
6.25%, 04/01/23 (i)	610	622
5.75%, 04/01/25	110	112
5.63%, 05/01/27 (d)	115	115
CrownRock, L.P.
5.63%, 10/15/25 (d)	350	350
DCP Midstream Operating, LP
5.60%, 04/01/44	290	273
DCP Midstream, LLC
5.35%, 03/15/20 (d)	150	152
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (k)	3,465	3,241
7.50%, 10/15/20	450	477
5.80%, 06/15/38	2,335	2,601
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,760	2,082
Everest Acquisition, LLC
6.38%, 06/15/23	750	37
Gaz Capital S.A.
5.15%, 02/11/26 (e) (l)	305	324
Genesis Energy, L.P.
6.00%, 05/15/23	375	373
JSC National Company 'KazMunayGas'
5.38%, 04/24/30 (d)	299	332
5.75%, 04/19/47 (d)	200	226
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,974
Kinder Morgan, Inc.
2.25%, 03/16/27, EUR	803	1,013
5.55%, 06/01/45	2,865	3,312
Marathon Oil Corporation
4.40%, 07/15/27	3,480	3,689
Matador Resources Company
5.88%, 09/15/26	340	345

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

233

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MPLX LP
4.70%, 04/15/48	3,635	3,696
NuStar Logistics, L.P.
4.80%, 09/01/20	250	254
4.75%, 02/01/22	950	959
Oasis Petroleum Inc.
6.88%, 03/15/22	340	339
Parsley Energy, LLC
5.25%, 08/15/25 (d)	340	346
PDC Energy, Inc.
5.75%, 05/15/26	350	347
Petrobras Global Finance B.V.
6.90%, 03/19/49	116	124
Petroleos Mexicanos
6.50%, 06/02/41	440	390
6.35%, 02/12/48	103	88
Precision Drilling Corporation
5.25%, 11/15/24 (m)	570	528
Range Resources Corporation
5.00%, 08/15/22	500	478
Rio Energy S.A.
6.88%, 02/01/25 (d)	150	114
Rockies Express Pipeline LLC
5.63%, 04/15/20 (d)	240	245
Rose Rock Midstream, L.P.
5.63%, 11/15/23	270	260
Saudi Arabian Oil Company
4.25%, 04/16/39 (d)	374	378
SM Energy Company
5.00%, 01/15/24	520	482
Summit Midstream Holdings, LLC
5.50%, 08/15/22	335	322
5.75%, 04/15/25	250	219
Targa Resource Corporation
5.25%, 05/01/23	340	345
4.25%, 11/15/23	1,100	1,101
5.13%, 02/01/25	50	52
5.88%, 04/15/26	45	48
5.38%, 02/01/27	50	52
6.50%, 07/15/27 (d)	45	49
5.00%, 01/15/28	50	50
6.88%, 01/15/29 (d)	45	50
The Oil And Gas Holding Company B.S.C.
8.38%, 11/07/28 (d)	200	223
Total SA
2.71%, (callable at 100 beginning 05/05/23), EUR (k)	1,375	1,671
Whiting Petroleum Corporation
5.75%, 03/15/21	750	755
WPX Energy, Inc.
6.00%, 01/15/22	110	115
5.25%, 09/15/24	375	384
5.75%, 06/01/26	110	114
		49,018
Communication Services 5.8%
Altice France
7.38%, 05/01/26 (d)	1,570	1,609
Altice Luxembourg Fr SA
8.13%, 02/01/27 (d) (m)	375	394
AMC Networks, Inc.
5.00%, 04/01/24	520	535
AT&T Inc.
2.45%, 03/15/35, EUR	852	1,019
4.35%, 06/15/45	770	766
5.45%, 03/01/47	3,080	3,535
4.50%, 03/09/48	2,125	2,178
CCO Holdings, LLC
5.25%, 09/30/22	340	345
5.13%, 05/01/23 (d)	2,000	2,044
5.75%, 02/15/26 (d)	160	168
5.00%, 02/01/28 (d)	170	174
CenturyLink, Inc.
6.45%, 06/15/21	590	623
Comcast Corporation
4.00%, 08/15/47	1,375	1,448
	Shares/Par[1]	Value ($)
4.95%, 10/15/58	2,895	3,527
CSC Holdings, LLC
6.75%, 11/15/21	365	391
5.13%, 12/15/21 (d)	1,200	1,200
5.38%, 07/15/23 (d)	260	267
5.50%, 05/15/26 (d)	1,000	1,050
DISH DBS Corporation
6.75%, 06/01/21	640	671
Embarq Corporation
8.00%, 06/01/36	260	252
Frontier Communications Corporation
11.00%, 09/15/25	950	592
Gannett Co., Inc.
5.13%, 10/15/19	480	481
Iheartcommunications, Inc.
8.38%, 05/01/27	125	131
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	1,500	1,373
Liquid Telecommunications Financing PLC
8.50%, 07/13/22	200	200
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (d)	835	859
Netflix, Inc.
3.63%, 05/15/27, EUR	840	1,041
5.88%, 11/15/28	105	116
6.38%, 05/15/29 (d)	100	114
5.38%, 11/15/29 (d)	110	117
Qwest Corporation
6.75%, 12/01/21	670	718
Sirius XM Radio Inc.
4.63%, 05/15/23 (d) (m)	345	350
6.00%, 07/15/24 (d)	1,100	1,134
5.38%, 04/15/25 - 07/15/26 (d)	220	228
5.00%, 08/01/27 (d)	110	112
Sprint Communications, Inc.
6.00%, 11/15/22	810	844
Sprint Corporation
7.63%, 03/01/26	1,690	1,800
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	2,395	2,772
T-Mobile USA, Inc.
4.00%, 04/15/22 (m)	225	230
6.00%, 03/01/23	1,200	1,227
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (d)	400	413
Univision Communications Inc.
6.75%, 09/15/22 (d)	640	651
5.13%, 05/15/23 (d)	270	264
Verizon Communications Inc.
1.88%, 10/26/29, EUR	807	1,011
4.52%, 09/15/48	2,545	2,849
Zayo Group, LLC
6.00%, 04/01/23	440	451
6.38%, 05/15/25	160	164
		42,438
Health Care 3.9%
AbbVie Inc.
2.13%, 11/17/28, EUR	803	1,001
4.70%, 05/14/45	2,385	2,430
Acadia Healthcare Company, Inc.
5.63%, 02/15/23	530	539
Bausch Health Companies Inc.
6.50%, 03/15/22 (d)	435	451
5.88%, 05/15/23 (d)	525	532
Bayer Aktiengesellschaft
2.38%, 04/02/75, EUR	1,325	1,507
Centene Corporation
4.75%, 05/15/22	750	768
Cigna Corporation
4.80%, 08/15/38 (d)	2,070	2,228
CVS Health Corporation
5.05%, 03/25/48	4,585	4,883
DaVita Inc.
5.75%, 08/15/22	245	248

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

234

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
HCA Inc.
5.88%, 03/15/22 - 02/01/29	590	645
7.69%, 06/15/25	1,350	1,586
5.63%, 09/01/28	160	173
5.25%, 04/15/25 - 06/15/49	6,150	6,634
Hologic, Inc.
4.38%, 10/15/25 (d) (m)	240	243
IQVIA Inc.
5.00%, 10/15/26 (d)	500	518
Mednax, Inc.
6.25%, 01/15/27 (d)	250	246
Quintiles Transnational Corp.
4.88%, 05/15/23 (d)	340	349
Takeda Pharmaceutical Co Ltd
3.00%, 11/21/30, EUR	769	1,011
Tenet Healthcare Corporation
6.75%, 06/15/23	1,000	1,005
Universal Health Services, Inc.
4.75%, 08/01/22 (d)	340	344
WellCare Health Plans, Inc.
5.25%, 04/01/25	165	172
5.38%, 08/15/26 (d)	650	690
		28,203
Consumer Staples 3.4%
Albertsons Companies, Inc.
5.75%, 03/15/25	550	554
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	1,375	1,512
Anheuser-Busch InBev
2.75%, 03/17/36, EUR	783	1,033
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,525	1,637
4.75%, 04/15/58	2,630	2,826
5.80%, 01/23/59	4,795	6,001
B.A.T. International Finance P.L.C.
2.25%, 01/16/30, EUR	871	1,008
BAT Capital Corp.
4.54%, 08/15/47	2,060	1,919
Cencosud S.A.
4.38%, 07/17/27 (d)	200	200
Darling Ingredients Inc.
5.25%, 04/15/27 (d)	330	345
Edgewell Personal Care Company
4.70%, 05/24/22	530	536
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (d)	2,880	2,944
JBS Investments GmbH
7.25%, 04/03/24	200	207
Post Holdings, Inc.
5.50%, 03/01/25 (d)	530	548
The Kroger Co.
5.40%, 01/15/49	545	604
Walmart Inc.
2.55%, 04/08/26, EUR	758	997
3.25%, 07/08/29	2,160	2,275
		25,146
Information Technology 3.3%
Apple Inc.
1.38%, 05/24/29, EUR	809	1,003
4.65%, 02/23/46	2,415	2,855
CDK Global, Inc.
5.88%, 06/15/26	160	170
4.88%, 06/01/27	700	721
CDW Finance Corporation
5.00%, 09/01/25	330	344
CommScope Holding Company, Inc.
6.00%, 06/15/25 (d)	530	496
Commscope, Inc.
5.00%, 06/15/21 (d)	340	340
5.50%, 06/15/24 (d)	375	355
EMC Corporation
2.65%, 06/01/20	530	527
First Data Corporation
5.38%, 08/15/23 (d)	340	346
	Shares/Par[1]	Value ($)
5.00%, 01/15/24 (d)	750	768
Gartner, Inc.
5.13%, 04/01/25 (d)	330	339
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (d)	335	347
Hewlett Packard Enterprise Company
3.60%, 10/15/20	2,260	2,289
Inception Merger Sub, Inc.
8.63%, 11/15/24 (d) (m)	300	276
International Business Machines Corporation
4.15%, 05/15/39	2,635	2,809
4.25%, 05/15/49	2,670	2,864
J2 Cloud Services, LLC
6.00%, 07/15/25 (d)	580	608
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	3,071
Nuance Communications, Inc.
6.00%, 07/01/24	810	840
NXP B.V.
4.13%, 06/01/21 (d)	500	511
Olympus Merger Sub, Inc.
8.50%, 10/15/25 (d)	600	525
Open Text Corp
5.63%, 01/15/23 (d)	335	344
5.88%, 06/01/26 (d)	575	610
Symantec Corporation
5.00%, 04/15/25 (d)	335	343
Western Digital Corporation
4.75%, 02/15/26	270	266
		23,967
Consumer Discretionary 3.2%
Altice S.A.
7.75%, 05/15/22 (d)	392	398
AMC Entertainment Inc.
5.75%, 06/15/25 (m)	550	509
Aramark Services, Inc.
5.13%, 01/15/24	480	493
Boyd Gaming Corporation
6.38%, 04/01/26	750	793
Cedar Fair, L.P.
5.38%, 06/01/24 (m)	490	504
5.38%, 04/15/27	330	343
Churchill Downs Incorporated
5.50%, 04/01/27 (d)	330	346
Eldorado Resorts, Inc.
6.00%, 09/15/26	250	273
GLP Financing, LLC
4.88%, 11/01/20	490	499
HD Supply, Inc.
5.38%, 10/15/26 (d)	240	253
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	330	344
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	240	246
4.88%, 04/01/27	330	341
IAA Spinco Inc.
5.50%, 06/15/27 (d)	330	343
International Game Technology PLC
3.50%, 07/15/24, EUR	830	1,003
Jeld-Wen, Inc.
4.63%, 12/15/25 (d)	175	172
KFC Holding Co.
5.25%, 06/01/26 (d)	805	845
Lamar Media Corp.
5.00%, 05/01/23	250	254
Lennar Corporation
5.38%, 10/01/22	440	468
4.88%, 12/15/23	1,000	1,057
Levi Strauss & Co.
3.38%, 03/15/27, EUR (d)	830	1,008
LKQ Corporation
4.75%, 05/15/23	340	344
Meritage Homes Corporation
7.15%, 04/15/20	215	222

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

235

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
MGM Resorts International
6.63%, 12/15/21	1,415	1,529
NCL Corporation Ltd.
4.75%, 12/15/21 (d)	715	725
Netflix, Inc.
5.50%, 02/15/22	490	516
Next Holdings Limited
3.63%, 05/18/28, GBP	640	845
Nielsen Finance LLC
4.50%, 10/01/20	250	250
Penske Automotive Group, Inc.
3.75%, 08/15/20	345	347
5.75%, 10/01/22	250	254
PVH Corp.
3.13%, 12/15/27, EUR	810	1,003
Restaurant Brands International Limited Partnership
4.63%, 01/15/22 (d) (m)	105	106
4.25%, 05/15/24 (d)	1,050	1,060
Service Corporation International
5.38%, 05/15/24	480	494
Six Flags Operations Inc.
4.88%, 07/31/24 (d)	335	340
Staples, Inc.
7.50%, 04/15/26 (d)	2,000	1,986
10.75%, 04/15/27 (d)	1,000	988
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (d)	430	442
5.88%, 06/15/27 (d)	170	173
The ServiceMaster Company, LLC
5.13%, 11/15/24 (d)	585	603
The William Carter Company
5.63%, 03/15/27 (d)	325	340
Wynn Las Vegas, LLC
5.50%, 03/01/25 (d)	520	537
		23,596
Materials 2.7%
Anglo American Capital PLC
1.63%, 03/11/26, EUR	858	1,003
4.50%, 03/15/28 (d)	1,665	1,726
Ball Corporation
4.38%, 12/15/20	490	501
Berry Global, Inc.
5.50%, 05/15/22	220	223
5.13%, 07/15/23	490	501
Big River Steel LLC
7.25%, 09/01/25 (d)	620	651
CF Industries, Inc.
5.38%, 03/15/44	375	352
China Minmetals Corporation
3.75%, (callable at 100 beginning 11/13/22) (k)	394	391
Crown Americas LLC
4.50%, 01/15/23	490	509
CSN Resources S.A.
7.63%, 04/17/26 (d)	272	288
DuPont de Nemours, Inc
4.73%, 11/15/28	1,340	1,513
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (d)	875	897
5.13%, 05/15/24 (d)	330	342
Freeport-McMoRan Inc.
3.88%, 03/15/23	615	615
5.45%, 03/15/43	1,200	1,099
Fresenius Medical Care Holdings, Inc.
5.13%, 10/01/21 (d)	240	250
Graphic Packaging International, LLC
4.75%, 04/15/21	225	231
4.88%, 11/15/22	490	509
Hudbay Minerals Inc.
7.25%, 01/15/23 (d)	435	449
7.63%, 01/15/25 (d)	240	248
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (d)	490	490
NOVA Chemicals Corporation
5.25%, 08/01/23 (d)	340	345
	Shares/Par[1]	Value ($)
4.88%, 06/01/24 (d)	1,050	1,090
Novelis Corporation
6.25%, 08/15/24 (d)	490	513
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22 (d)	470	483
Platform Specialty Products Corporation
5.88%, 12/01/25 (d)	330	343
PT Indonesia Asahan Aluminium (Persero)
6.76%, 11/15/48	600	735
Reynolds Group Holdings Inc.
6.88%, 02/15/21	336	337
5.13%, 07/15/23 (d)	455	464
Rusal Capital Designated Activity Company
5.13%, 02/02/22	200	201
Sealed Air Corporation
4.88%, 12/01/22 (d)	440	462
5.50%, 09/15/25 (d)	325	345
Silgan Holdings Inc.
4.75%, 03/15/25	340	344
Steel Dynamics, Inc.
5.25%, 04/15/23	240	244
Suzano Austria GmbH
5.00%, 01/15/30 (d)	200	202
Teck Resources Limited
4.75%, 01/15/22	100	104
6.25%, 07/15/41	530	593
		19,593
Industrials 2.6%
Advanced Disposal Services, Inc.
5.63%, 11/15/24 (d)	500	523
Aircastle Limited
6.25%, 12/01/19	480	487
Arconic Inc.
6.15%, 08/15/20	220	227
Avolon Holdings Funding Limited
3.95%, 07/01/24 (d)	2,700	2,764
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (d)	830	868
Beacon Roofing Supply, Inc.
6.38%, 10/01/23	220	229
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (k)	2,806	2,693
1.50%, 05/17/29, EUR	883	991
Hertz Vehicle Financing II LP
5.88%, 10/15/20	225	225
7.63%, 06/01/22 (d)	750	779
Indika Energy Capital III Pte. Ltd.
5.88%, 11/09/24	200	196
Jeld-Wen, Inc.
4.88%, 12/15/27 (d)	180	174
Masonite International Corporation
5.63%, 03/15/23 (d)	490	505
5.75%, 09/15/26 (d)	330	341
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d) (m)	465	469
5.25%, 08/15/22 (d)	1,500	1,584
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (d)	323	339
R. R. Donnelley & Sons Company
7.63%, 06/15/20	255	260
Rassman, Joel H.
4.38%, 04/15/23	520	538
RBS Global, Inc.
4.88%, 12/15/25 (d)	250	253
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (d)	330	342
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (d)	720	765
SPX Flow, Inc.
5.88%, 08/15/26 (d)	325	344
Stevens Holding Co., Inc.
6.13%, 10/01/26 (d)	490	516
Terex Corporation
5.63%, 02/01/25 (d)	340	346

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

236

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The ADT Security Corporation
6.25%, 10/15/21	325	345
4.88%, 07/15/32 (d)	650	553
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (d) (m)	250	246
TransDigm Inc.
6.25%, 03/15/26 (d)	705	739
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (d)	200	201
ZLS Prestigia Ltd
5.00%, 11/01/22 (d)	480	509
		19,351
Utilities 2.0%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (e) (l)	197	222
Agua Y Saneamientos Argentinos S.A.
6.63%, 02/01/23	210	153
Calpine Corporation
6.00%, 01/15/22 (d)	1,220	1,233
Centrica PLC
3.00%, 04/10/76, EUR (n)	1,400	1,612
DTE Energy Company
3.40%, 06/15/29	3,180	3,223
EnBW Energie Baden-Wurttemberg AG
3.63%, 04/02/76, EUR	2,580	3,085
Enel S.p.A
6.63%, 09/15/76, GBP	460	637
ESKOM Holdings
7.13%, 02/11/25 (d)	219	230
NRG Energy, Inc.
7.25%, 05/15/26	155	171
6.63%, 01/15/27	1,200	1,303
5.25%, 06/15/29 (d) (m)	160	171
SSE PLC
2.38%, (callable at 50 beginning 04/01/21), EUR (k)	1,995	2,306
Vistra Operations Company LLC
5.50%, 09/01/26 (d)	250	264
		14,610
Real Estate 0.9%
Equinix, Inc.
5.75%, 01/01/25	325	338
5.88%, 01/15/26	240	255
2.88%, 02/01/26, EUR	840	1,003
Iron Mountain Incorporated
4.38%, 06/01/21 (d)	115	116
6.00%, 08/15/23	980	1,008
MPT Operating Partnership, L.P.
5.50%, 05/01/24	970	996
3.33%, 03/24/25, EUR	820	1,009
5.25%, 08/01/26	330	345
Realogy Group LLC
5.25%, 12/01/21 (d)	340	332
Unibail-Rodamco SE
2.13%, (callable at 100 beginning 10/25/23), EUR (k) (n)	700	808
		6,210
Total Corporate Bonds And Notes (cost $339,153)		354,914
SENIOR LOAN INTERESTS 6.5%
Consumer Discretionary 1.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (c)	719	712
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (c)	720	717
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (c)	951	907
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/03/24 (c) (o)	355	355
	Shares/Par[1]	Value ($)
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (c)	353	347
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (c)	713	712
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (c)	359	357
Cumulus Media New Holdings Inc.
Term Loan, 6.94%, (3M LIBOR + 4.50%), 05/15/22 (c)	197	197
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (c)	365	356
Eldorado Resorts LLC
2017 Term Loan B, 4.69%, (1M LIBOR + 2.25%), 03/15/24 (c)	360	358
Garda World Security Corporation
2017 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/12/24 (c) (o)	360	357
KFC Holding Co.
2018 Term Loan B, 4.13%, (3M LIBOR + 1.75%), 03/29/25 (c)	599	596
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (c)	360	357
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (c)	813	773
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (c)	70	69
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (c)	289	285
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 5.44%, (3M LIBOR + 3.00%), 03/01/24 (c)	359	358
ServiceMaster Company
2016 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 11/08/23 (c)	291	290
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (c)	410	393
Station Casinos LLC
2016 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 05/24/23 (c)	359	357
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (c)	806	766
WideOpenWest Finance LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 08/19/23 (c) (o)	245	239
WMG Acquisition Corp.
2018 Term Loan F, 4.53%, (3M LIBOR + 2.13%), 11/01/23 (c)	365	360
		10,218
Health Care 0.9%
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (c)	359	356
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (c)	785	785
Bausch Health Companies Inc.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 11/26/25 (c)	591	587
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (c)	359	356
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (c)	360	360
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 04/12/24 (c)	359	336

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

237

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (c)	249	220
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.61%, (3M LIBOR + 2.25%), 01/24/25 (c)	598	596
HCA Inc.
2018 Term Loan B10, 4.44%, (3M LIBOR + 2.00%), 03/07/25 (c)	713	713
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (c)	1,001	995
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (c)	365	348
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 02/13/24 (c)	360	358
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (c)	575	574
Verscend Holding Corp.
2018 Term Loan B, 0.00%, (3M LIBOR + 4.50%), 08/10/25 (c) (o)	240	240
		6,824
Information Technology 0.7%
Ceridian HCM Holding Inc.
2018 Term Loan B, 5.44%, (3M LIBOR + 3.00%), 04/05/25 (c)	359	360
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (c)	595	593
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (c)	718	714
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (c)	271	271
GTT Communications, Inc.
2018 USD Term Loan B, 5.19%, (3M LIBOR + 2.75%), 04/26/25 (c)	374	334
Hyland Software, Inc.
2017 2nd Lien Term Loan, 9.40%, (3M LIBOR + 7.00%), 05/24/25 (c)	125	126
IGT Holding IV AB
USD Term Loan B, 6.35%, (3M LIBOR + 3.75%), 07/24/24 (c)	140	139
Kronos Incorporated
2017 Term Loan B, 5.58%, (3M LIBOR + 3.00%), 11/01/23 (c)	360	359
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.58%, (1M LIBOR + 3.00%), 11/03/23 (c)	914	842
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (c)	359	358
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (c)	225	224
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (c)	242	241
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (c)	359	345
Western Digital Corporation
2018 Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 04/29/23 (c)	364	356
		5,262
Financials 0.7%
Asurion LLC
2018 Term Loan B7, 5.40%, (3M LIBOR + 3.00%), 11/15/24 (c)	610	608
BCP Renaissance Parent LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 3.50%), 09/20/24 (c) (o)	240	239
	Shares/Par[1]	Value ($)
Blackstone CQP Holdco LP
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 05/29/24 (c) (o)	300	300
Crown Finance US, Inc.
Term Loan, 4.65%, (3M LIBOR + 2.25%), 02/05/25 (c)	313	308
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (c)	364	352
DTZ U.S. Borrower LLC
2018 Add On Term Loan B, 5.69%, (3M LIBOR + 3.25%), 08/15/25 (c)	359	357
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (c)	720	714
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 09/23/24 (c)	600	598
Nielsen Finance LLC
USD Term Loan B4, 4.41%, (3M LIBOR + 2.00%), 10/04/23 (c)	605	599
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (c)	359	354
Solera, LLC
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (c)	359	356
Telenet Financing USD LLC
USD Term Loan AN, 4.64%, (3M LIBOR + 2.25%), 08/31/26 (c)	365	361
		5,146
Materials 0.7%
Berry Global, Inc.
Term Loan R, 4.41%, (3M LIBOR + 2.00%), 01/19/24 (c)	718	710
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (c)	364	351
Penn Engineering & Manufacturing Corp.
2017 USD Term Loan B, 5.18%, (3M LIBOR + 2.75%), 06/09/24 (c)	349	348
Platform Specialty Products Corporation
Term Loan, 4.65%, (3M LIBOR + 2.25%), 11/14/25 (c)	280	279
PQ Corporation
2018 Term Loan B, 5.08%, (3M LIBOR + 2.50%), 02/08/25 (c)	360	358
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (c)	874	866
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (c)	359	354
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (c)	1	1
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (c)	360	354
TMS International Corp.
2018 Term Loan B2, 5.19%, (3M LIBOR + 2.75%), 08/14/24 (c)	359	355
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.65%, (3M LIBOR + 3.25%), 10/05/24 (c)	369	349
Univar Inc.
2017 USD Term Loan B, 4.65%, (3M LIBOR + 2.25%), 07/01/24 (c)	360	359
Wilsonart LLC
2017 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 12/19/23 (c) (o)	295	288
		4,972
Communication Services 0.7%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (c)	599	597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

238

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (c)	359	350
CSC Holdings, LLC
2019 Term Loan B, 5.39%, (3M LIBOR + 3.00%), 05/07/27 (c)	595	595
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 5.65%, (3M LIBOR + 3.25%), 12/01/23 (c)	360	356
Iheartcommunications, Inc.
Exit Term Loan, 0.00%, (3M LIBOR + 4.00%), 05/01/26 (c) (o)	355	355
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (c)	720	712
2017 Term Loan B4, 6.90%, (3M LIBOR + 4.50%), 01/14/24 (c)	45	45
Sprint Communications, Inc.
2018 Term Loan B, 5.50%, (3M LIBOR + 3.00%), 02/05/24 (c)	604	598
Syniverse Holdings, Inc.
2018 2nd Lien Term Loan, 11.40%, (3M LIBOR + 9.00%), 02/09/24 (c)	85	62
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (c)	359	355
Zayo Group, LLC
2017 Incremental Term Loan, 4.69%, (3M LIBOR + 2.25%), 01/19/24 (c)	360	360
Ziggo Secured Finance Partnership
USD Term Loan E, 4.89%, (3M LIBOR + 2.50%), 04/15/25 (c)	365	357
		4,742
Industrials 0.5%
Avis Budget Car Rental, LLC
2018 Term Loan B, 4.44%, (3M LIBOR + 2.00%), 02/09/25 (c)	604	602
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (c)	210	210
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 07/26/25 (c) (o)	210	209
Emerald Expositions Holding, Inc.
2017 Term Loan B, 5.19%, (3M LIBOR + 2.75%), 05/22/24 (c) (e)	364	357
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (c)	359	358
Hertz Corporation, (The)
2016 Term Loan B, 5.19%, (3M LIBOR + 2.75%), 06/30/23 (c)	358	356
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 09/01/24 (c)	359	358
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (c)	360	357
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (c)	360	358
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (c)	359	357
TransDigm, Inc.
2018 Term Loan F, 4.83%, (1M LIBOR + 2.50%), 06/09/23 (c)	364	357
		3,879
Utilities 0.3%
Calpine Corporation
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (c)	360	359
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 11/29/25 (c) (o)	355	354
	Shares/Par[1]	Value ($)
Nautilus Power, LLC
Term Loan B, 6.77%, (3M LIBOR + 4.25%), 04/28/24 (c)	391	390
NRG Energy Inc
Term Loan L, 3.50%, 06/14/23 (c)	600	599
Talen Energy Supply, LLC
2017 Term Loan B2, 6.44%, (3M LIBOR + 4.00%), 04/07/24 (c)	239	239
		1,941
Consumer Staples 0.2%
Albertsons, LLC
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (c)	359	359
Energizer Holdings, Inc.
2018 Term Loan B, 4.75%, (3M LIBOR + 2.25%), 06/19/25 (c)	360	358
Nomad Foods Europe Midco Limited
2017 USD Term Loan B4, 0.00%, (3M LIBOR + 2.25%), 05/15/24 (c) (o)	4	4
2017 USD Term Loan B4, 4.64%, (3M LIBOR + 2.25%), 05/15/24 (c)	356	352
US Foods, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/27/23 (c)	359	356
		1,429
Real Estate 0.2%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.94%, (1M LIBOR + 2.50%), 03/21/24 (c)	359	354
Iron Mountain, Inc.
2018 Term Loan B, 4.19%, (3M LIBOR + 1.75%), 03/02/26 (c)	364	353
Realogy Group LLC
2018 Term Loan B, 4.63%, (3M LIBOR + 2.25%), 01/25/25 (c)	369	351
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (c)	360	356
		1,414
Energy 0.2%
Eastern Power, LLC
Term Loan B, 6.19%, (3M LIBOR + 3.75%), 10/02/23 (c)	350	349
Gavilan Resources, LLC
2nd Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 02/24/24 (c) (e)	270	138
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (c)	369	351
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/31/24 (c)	359	349
Talen Energy Supply, LLC
2017 Term Loan B1, 6.44%, (3M LIBOR + 4.00%), 07/15/23 (c)	199	199
		1,386
Total Senior Loan Interests (cost $47,889)		47,213
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.2%
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23 (d)	1,880	1,980
Bear Stearns Asset Backed Securities I LLC
Series 2005-M1-AQ2, REMIC, 2.89%, (1M USD LIBOR + 0.74%), 09/25/35 (c)	2,430	2,420
Series 2006-1M3-HE1, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 12/25/35 (c)	1,600	1,572
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 1.15%, 10/11/47 (c)	13,464	599
Interest Only, Series 2015-XA-GC27, REMIC, 1.52%, 02/12/48 (c)	7,841	460
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.15%, 04/12/47 (c)	12,968	508
Interest Only, Series 2014-XA-LC15, REMIC, 1.27%, 04/12/47 (c)	18,399	796

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

239

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Interest Only, Series 2014-XA-UBS3, REMIC, 1.25%, 06/12/47 (c)	12,531	559
Interest Only, Series 2014-XA-UBS6, REMIC, 1.09%, 12/12/47 (c)	12,175	453
Credit Suisse Securities (USA) LLC
Series 2004-M2-5, REMIC, 4.00%, (1M USD LIBOR + 1.60%), 02/25/35 (c)	68	67
Equifirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 3.52%, (1M USD LIBOR + 1.13%), 09/25/33 (c)	436	423
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.80%, 08/25/27 (d) (i)	1,916	1,575
GS Mortgage Securities Trust
Interest Only, Series 2014-XA-GC18, REMIC, 1.19%, 01/11/47 (c)	18,036	684
Interest Only, Series 2014-XA-GC26, REMIC, 1.15%, 11/13/47 (c)	14,354	606
Interest Only, Series 2015-XA-GC30, REMIC, 0.98%, 05/12/50 (c)	20,093	671
Lehman ABS Corporation
Series 2006-A3-HE1, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 01/25/36 (c)	19	19
Mercedes-Benz Auto Receivables Trust
Series 2018-A2A-1, 2.71%, 02/18/20	3,853	3,859
Navient Student Loan Trust
Series 2018-A1-3A, 2.67%, (1M USD LIBOR + 0.27%), 06/25/20 (c) (d)	480	479
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 2.77%, (1M USD LIBOR + 0.37%), 03/25/36 (c)	3,490	3,455
Nissan Auto Receivables Owner Trust
Series 2018-A2A-B, 2.76%, 07/15/21	5,977	5,991
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.98%, (3M USD LIBOR + 0.38%), 10/15/20 (c) (d)	750	750
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 2.92%, (1M USD LIBOR + 0.52%), 11/25/35 (c)	3,190	3,173
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 3.53%, (1M USD LIBOR + 1.13%), 06/25/33 (c)	81	83
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 2.92%, (1M USD LIBOR + 0.78%), 02/25/35 (c)	3,524	3,501
Series 2005-M3-NC2, REMIC, 2.83%, (1M USD LIBOR + 0.65%), 05/25/35 (c)	19	18
Toyota Auto Receivables Owner Trust
Series 2018-A2A-B, 2.64%, 03/15/21	2,161	2,163
Verizon Owner Trust
Series 2016-A-2A, 1.68%, 05/20/21 (d)	1,681	1,678
Series 2017-A-1A, 2.06%, 09/20/21 (d)	3,535	3,531
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.40%, 03/15/47 (c)	8,571	377
Interest Only, Series 2014-XA-C21, REMIC, 1.21%, 08/15/47 (c)	13,929	602
World Omni Auto Receivables Trust
Series 2019-A3-A, 3.04%, 10/15/22	2,350	2,400
Total Non-U.S. Government Agency Asset-Backed Securities (cost $43,634)		45,452
COMMON STOCKS 0.0%
Communication Services 0.0%
Cumulus Media Inc. - Class A (f) (m)	5	95
Total Common Stocks (cost $64)		95
SHORT TERM INVESTMENTS 2.9%
Treasury Securities 1.9%
U.S. Treasury Bill
2.37%, 01/02/20 (p) (q)	14,145	13,997
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (r) (s)	4,585	4,585
	Shares/Par[1]	Value ($)
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 2.26% (r) (s)	2,595	2,595
Total Short Term Investments (cost $21,155)		21,177
Total Investments 118.8% (cost $846,351)		869,335
Other Derivative Instruments (0.0)%		(280)
Other Assets and Liabilities, Net (18.8)%		(137,389)
Total Net Assets 100.0%		731,666

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $149,534.

(b)   Treasury inflation indexed note, par amount is adjusted for inflation.

(c)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $98,172 and 13.4%, respectively.

(e)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Non-income producing security.

(g)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(i)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)  The security is a direct debt of the agency and not collateralized by mortgages.

(k)   Perpetual security. Next contractual call date presented, if applicable.

(l)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(m)  All or a portion of the security was on loan.

(n)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(p)  All or a portion of the security is pledged or segregated as collateral.

(q)  The coupon rate represents the yield to maturity.

(r)   Investment in affiliate.

(s)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 91.3%
China 18.7%
3SBio Inc. (a)	1,398	2,412
Estun Automation Co., Ltd. - Class A	1,828	2,342
Fu Shou Yuan International Group Limited	8,845	7,774
Han's Laser Technology Industry Group Co., Ltd. - Class A	211	1,057
Hansoh Pharmaceutical Group Company Limited (a) (b)	664	1,755
Hosa International Limited (c) (d)	7,408	254

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

240

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Huami Corporation - Class A - ADR (b) (e)	282	2,819
Huazhu Group Limited - ADS	303	10,981
Innovent Biologics, Inc. (a) (b) (e)	2,022	6,832
Kingdee International Software Group Co. Ltd. (e)	4,756	5,156
Koolearn Technology Holding Limited (a) (b)	1,235	1,449
New Oriental Education & Technology Group - ADR (b)	30	2,861
Shanghai Baozun E-Commerce Limited - ADR (b) (e)	250	12,471
Silergy Corp.	298	5,854
SITC International Holdings Company Limited	6,495	6,624
TAL Education Group - ADS (b)	124	4,716
Wuxi Biologics Cayman Inc (a) (b)	939	8,466
Zhongsheng Group Holdings Limited	3,432	9,561
		93,384
Taiwan 15.8%
Airtac International Group	485	5,466
ASMedia Technology Inc.	715	11,198
ASPEED Technology Inc.	171	3,275
Chailease Holding Company Limited	2,777	11,504
Cub Elecparts Inc.	732	5,949
Eclat Textile Co. Ltd.	172	2,212
eMemory Technology Inc.	206	2,522
LandMark Optoelectronics Corporation	741	6,266
Largan Precision Co. Ltd.	33	4,108
President Chain Store Corp.	376	3,639
Sunny Friend Environmental Technology Co., Ltd.	587	5,238
TaiMed Biologics Inc. (b)	647	3,331
Taiwan Union Technology Corp.	1,181	4,734
TCI Co., Ltd.	212	2,932
Voltronic Power Technology Corporation	297	6,474
		78,848
South Korea 10.7%
Caregen Co., Ltd. (c) (d)	35	2,331
Cosmax BTI, Inc.	74	6,967
Daum Communications Corp.	64	7,242
Fila Korea Ltd.	178	11,840
Koh Young Technology Inc.	93	6,673
Medy-Tox	14	5,338
NCSoft Corp.	17	6,885
Seegene, Inc. (b)	273	6,247
		53,523
India 9.8%
Biocon Ltd.	2,560	9,303
Cholamandalam Investment and Finance Company Limited	1,231	5,092
Coromandel International Limited	858	5,207
Dalmia Bharat Limited (b)	235	3,577
Oberoi Realty Limited (b)	815	7,179
Shree Cement Ltd.	12	3,928
Syngene International Ltd. (a)	1,224	5,922
Voltas Limited	914	8,515
		48,723
Brazil 6.9%
Linx Sistemas e Consultoria Ltda.	837	7,726
Localiza Rent A Car S/A	966	10,232
Natura Cosmeticos S.A.	235	3,466
OdontoPrev S.A.	1,836	8,733
Raia Drogasil S.A.	205	4,092
		34,249
Hong Kong 4.9%
China Education Group Holdings Limited (e)	1,118	1,748
Kerry Logistics Network Limited	4,329	7,791
Mandarin Oriental International Ltd.	1,120	1,993
Minth Group Limited	1,614	4,359
Sunny Optical Technology (Group) Company Limited	839	8,688
		24,579
South Africa 4.3%
Capitec Bank Holdings Ltd.	110	10,167
Clicks Group Ltd.	478	6,977
The Spar Group	318	4,214
		21,358
	Shares/Par[1]	Value ($)
Luxembourg 3.1%
Globant S.A. (b)	153	15,427
Mexico 2.2%
Alsea SAB de CV (b) (e)	2,090	4,113
Gentera, S.A.B. de C.V. (e)	6,129	5,297
Grupo Rotoplas, S.A.B. de C.V. (e)	2,218	1,733
		11,143
Malaysia 2.2%
My E.G. Services Berhad	30,206	10,838
United States of America 2.2%
PagSeguro Digital Ltd. - Class A (b)	194	7,549
Yum China Holdings, Inc.	70	3,246
		10,795
Indonesia 2.0%
PT. ACE Hardware Indonesia, Tbk.	79,103	10,141
Philippines 1.7%
Bank of the Philippine Islands	927	1,421
International Container Terminal Services Inc.	1,931	5,504
Jollibee Foods Corp.	198	1,090
Philippine Seven Corp.	278	736
		8,751
Greece 1.1%
JUMBO SA	277	5,355
Egypt 1.0%
Commercial International Bank Egypt SAE	1,137	5,028
Poland 0.8%
KRUK SPOLKA AKCYJNA	80	3,922
Russian Federation 0.7%
Public Joint-Stock Company Moscow Exchange MICEX-RTS	2,623	3,740
Hungary 0.7%
OTP Bank Plc	89	3,559
Kenya 0.7%
Equity Group Holdings PLC (d)	9,157	3,488
United Arab Emirates 0.6%
NMC Health PLC (e)	99	3,039
Peru 0.6%
Credicorp Ltd.	12	2,820
Thailand 0.5%
Bumrungrad Hospital Public Company Limited (d)	461	2,543
Vietnam 0.1%
Vietnam Dairy Products Joint Stock Company	122	643
Total Common Stocks (cost $411,402)		455,896
PREFERRED STOCKS 1.3%
Colombia 1.3%
Banco Davivienda S.A.	505	6,289
Total Preferred Stocks (cost $5,585)		6,289
WARRANTS 0.0%
Thailand 0.0%
Minor International PCL. (b) (e)	64	12
Total Warrants (cost $0)		12
SHORT TERM INVESTMENTS 11.0%
Investment Companies 7.7%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	38,719	38,719
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (f) (g)	16,271	16,271
Total Short Term Investments (cost $54,990)		54,990
Total Investments 103.6% (cost $471,977)		517,187
Other Assets and Liabilities, Net (3.6)%		(17,856)
Total Net Assets 100.0%		499,331

(a)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $26,836 and 5.4%, respectively.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

241

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(b)  Non-income producing security.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   All or a portion of the security was on loan.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 37.9%
Mortgage-Backed Securities 21.3%
Federal Home Loan Mortgage Corporation
4.00%, 03/01/49 (a)	1,001	1,047
Federal National Mortgage Association, Inc.
3.50%, 03/01/48 - 07/01/48	31,381	32,263
TBA, 3.50%, 07/15/48 - 08/15/48 (b)	81,800	83,601
TBA, 3.00%, 09/15/48 (b)	1,000	1,007
4.00%, 07/15/48 - 03/01/49 (b)	168,199	173,827
		291,745
U.S. Treasury Securities 11.4%
U.S. Treasury Bond
3.00%, 08/15/48	30	33
U.S. Treasury Note
2.75%, 02/15/24 (c)	700	731
2.50%, 05/15/24	25,500	26,365
2.00%, 05/31/24 (c)	8,800	8,900
1.88%, 08/31/24 (c)	5,600	5,624
2.13%, 09/30/24	8,500	8,639
2.25%, 10/31/24 - 11/15/24	53,400	54,616
2.50%, 01/31/25 (c)	2,000	2,073
2.88%, 05/31/25	29,600	31,325
2.63%, 01/31/26	16,700	17,483
		155,789
Sovereign 3.8%
Abu Dhabi, Government of
2.50%, 10/11/22 (d)	400	403
3.13%, 10/11/27 (d)	600	622
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (d)	4,905	1,852
6.35%, 08/12/28, PEN (d)	2,900	987
5.94%, 02/12/29, PEN	5,932	1,959
5.94%, 02/12/29, PEN (d)	2,270	751
6.95%, 08/12/31, PEN (d)	1,404	506
6.15%, 08/12/32, PEN	7,563	2,520
5.40%, 08/12/34, PEN (d)	342	104
Government of the Republic of Serbia
4.88%, 02/25/20	3,400	3,443
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (d)	800	838
5.10%, 04/23/48 (d)	200	237
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (a) (e) (f) (g)	1,590	273
Presidencia De La Nacion
48.48%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (a) (h)	6,932	158
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (h)	355,551	8,142
3.88%, 01/15/22, EUR	330	306
5.63%, 01/26/22	5,010	4,196
52.01%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (h)	77,171	1,550
40.24%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (h)	154	5
4.63%, 01/11/23	958	766
3.38%, 01/15/23, EUR	300	265
5.00%, 01/15/27, EUR	1,400	1,154
5.25%, 01/15/28, EUR (d)	1,700	1,392
	Shares/Par[1]	Value ($)
2.37%, 12/31/33, EUR (i)	3,103	2,943
7.82%, 12/31/33, EUR	34	32
3.38%, 12/31/38, EUR (j)	791	512
3.75%, 12/31/38 (j)	1,002	580
6.25%, 11/09/47, EUR	100	80
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (a) (e) (f) (g)	5,970	1,515
Saudi Arabia, Government of
2.88%, 03/04/23 (d)	400	404
4.00%, 04/17/25 (d)	4,300	4,574
4.63%, 10/04/47 (d)	600	619
5.00%, 04/17/49 (d)	900	982
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	303
7.25%, 12/23/23 (k)	2,400	2,472
4.63%, 03/31/25, EUR	1,500	1,699
7.63%, 04/26/29	1,600	1,635
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (d)	200	209
		50,988
Treasury Inflation Indexed Securities 1.4%
U.S. Treasury Inflation Indexed Note
0.75%, 07/15/28 (l)	8,552	8,912
0.88%, 01/15/29 (l)	9,615	10,124
		19,036
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (a) (e) (f)	410	271
Total Government And Agency Obligations (cost $513,583)		517,829
CORPORATE BONDS AND NOTES 35.4%
Financials 18.6%
AerCap Ireland Limited
4.50%, 05/15/21	600	618
5.00%, 10/01/21	2,810	2,946
AIB Group Public Limited Company
4.75%, 10/12/23 (d)	200	210
4.26%, 04/10/25 (d)	1,300	1,339
Ally Financial Inc.
4.13%, 03/30/20	6,190	6,250
4.25%, 04/15/21	800	817
3.88%, 05/21/24	340	348
8.00%, 11/01/31	6	8
Altice Financing S.A.
5.25%, 02/15/23, EUR	8,740	10,220
6.63%, 02/15/23 (d) (k)	1,900	1,947
Ambac LSNI, LLC
7.59%, (3M USD LIBOR + 5.00%), 02/12/23 (d) (h)	1,154	1,172
American International Group, Inc.
5.75%, 04/01/48	162	164
Ardonagh Midco 3 PLC
8.38%, 07/15/23, GBP	410	479
8.38%, 07/15/23, GBP (d)	300	351
Assurant, Inc.
4.20%, 09/27/23	72	74
Athene Holding Ltd
4.13%, 01/12/28	54	54
AXA Equitable Holdings, Inc.
3.90%, 04/20/23	30	31
4.35%, 04/20/28	72	76
5.00%, 04/20/48	108	111
Banco Bilbao Vizcaya Argentaria, S.A.
6.75%, (callable at 100 beginning 02/18/20), EUR (m)	4,600	5,373
8.88%, (callable at 100 beginning 04/14/21), EUR (m)	800	1,013
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (m)	200	239
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (m)	1,100	1,109
5.88%, (callable at 100 beginning 03/15/28) (m)	2,255	2,355
3.00%, (3M USD LIBOR + 0.65%), 06/25/22 (h)	520	521

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

242

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (m)	3,450	4,139
Barclays Bank PLC
6.50%, (callable at 100 beginning 09/15/19), EUR (m)	1,100	1,264
7.63%, 11/21/22	900	982
Barclays PLC
7.00%, (callable at 100 beginning 09/15/19), GBP (m)	1,300	1,663
7.13%, (callable at 100 beginning 06/15/25), GBP (m)	600	793
7.25%, (callable at 100 beginning 03/15/23), GBP (m) (n)	2,900	3,832
7.75%, (callable at 100 beginning 09/15/23) (m) (n)	1,700	1,742
8.00%, (callable at 100 beginning 06/15/24) (m)	1,000	1,050
8.00%, (callable at 100 beginning 12/15/20), EUR (m)	7,802	9,591
3.68%, 01/10/23	200	203
4.61%, 02/15/23 (n)	2,200	2,279
3.13%, 01/17/24, GBP	100	130
3.90%, (3M USD LIBOR + 1.38%), 05/16/24 (h)	600	590
4.34%, 05/16/24 (h) (n)	600	619
3.93%, 05/07/25	1,600	1,627
4.97%, 05/16/29 (h) (n)	200	213
3.25%, 02/12/27 - 01/17/33, GBP	600	764
Bayer US Finance II LLC
2.98%, (3M USD LIBOR + 0.63%), 06/25/21 (d) (h)	200	199
BNP Paribas
7.00%, (callable at 100 beginning 08/16/28) (d) (m)	200	215
4.40%, 08/14/28 (d)	400	435
Brookfield Financial, Inc.
3.90%, 01/25/28	92	94
4.70%, 09/20/47 (a)	80	84
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (d) (o)	50	52
China Construction Bank Corporation
3.09%, (3M USD LIBOR + 0.75%), 09/24/21 (h)	4,700	4,703
CIT Group Inc.
4.13%, 03/09/21	74	75
5.00%, 08/01/23	1,496	1,600
Citigroup Inc.
3.53%, (3M USD LIBOR + 0.95%), 07/24/23 (h)	138	139
Cooperatieve Rabobank U.A.
4.63%, (callable at 100 beginning 12/29/25), EUR (m)	200	243
5.50%, (callable at 100 beginning 06/29/20), EUR (m) (n)	2,340	2,767
6.63%, (callable at 100 beginning 06/29/21), EUR (m)	8,600	10,816
Credit Agricole SA
3.75%, 04/24/23 (d)	250	259
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (d) (m)	200	215
7.50%, (callable at 100 beginning 07/17/23) (d) (m)	400	427
6.50%, 08/08/23 (d)	1,800	1,979
6.50%, 08/08/23	200	220
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	521
DAE Funding LLC
4.00%, 08/01/20 (d)	168	169
5.25%, 11/15/21 (d)	896	931
4.50%, 08/01/22 (d)	750	762
5.75%, 11/15/23 (d)	580	609
5.00%, 08/01/24 (d)	1,812	1,887
Daimler Finance North America LLC
3.35%, 05/04/21 (d)	4,400	4,461
3.40%, 02/22/22 (d)	13,000	13,221
Deutsche Bank Aktiengesellschaft
1.88%, 02/28/20, GBP	100	127
3.57%, (3M USD LIBOR + 0.97%), 07/13/20 (h)	18	18
	Shares/Par[1]	Value ($)
0.18%, (3M EURIBOR + 0.50%), 12/07/20, EUR (h)	100	112
3.86%, (3M USD LIBOR + 1.29%), 02/04/21 (h)	450	446
4.25%, 10/14/21	4,350	4,404
1.88%, 02/14/22, EUR	900	1,039
5.00%, 02/14/22	1,050	1,083
3.30%, 11/16/22	800	788
3.95%, 02/27/23	100	100
Diamond Finance International Limited
4.42%, 06/15/21 (d)	3,050	3,141
5.45%, 06/15/23 (d)	2,780	2,997
Digital Realty Trust, L.P.
3.60%, 07/01/29	424	430
Eagle Holding Company II, LLC
7.75%, 05/15/22 (d) (i)	66	67
Fairfax Financial Holdings Limited
4.85%, 04/17/28	80	84
Ford Motor Credit Company LLC
8.13%, 01/15/20	3,500	3,604
3.41%, 04/05/21	750	740
0.05%, (3M EURIBOR + 0.37%), 12/01/21, EUR (h)	600	667
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	198
GE Capital UK Funding Unlimited Company
4.38%, 07/31/19, GBP	84	107
0.07%, (3M EURIBOR + 0.38%), 01/21/20, EUR (h)	100	114
5.88%, 11/04/20, GBP	12	16
2.63%, 03/15/23, EUR	24	30
General Electric Capital Corporation
2.20%, 01/09/20	45	45
5.55%, 05/04/20	162	166
4.38%, 09/16/20	4	4
3.15%, 09/07/22 (k)	14	14
3.10%, 01/09/23	290	293
6.15%, 08/07/37	57	66
5.88%, 01/14/38	22	25
6.88%, 01/10/39	37	46
General Motors Financial Company, Inc.
3.67%, (3M USD LIBOR + 1.10%), 11/06/21 (h)	354	353
GLP Financing, LLC
5.30%, 01/15/29	292	315
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (m)	1,060	1,261
5.88%, (callable at 100 beginning 09/28/26), GBP (m)	400	532
6.00%, (callable at 100 beginning 09/29/23), EUR (m)	200	262
6.50%, (callable at 100 beginning 03/23/28) (m) (n)	610	639
3.12%, (3M USD LIBOR + 0.60%), 05/18/21 (h)	600	600
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (h)	200	200
3.00%, 07/22/28, GBP (n)	900	1,191
3.97%, 05/22/30	600	626
3.00%, 05/29/30, GBP	400	522
Hyundai Capital America
3.20%, (3M USD LIBOR + 0.80%), 09/18/20 (d) (h)	254	254
ICBC (Asia) Investment Management Company Limited
3.31%, (3M USD LIBOR + 0.75%), 11/08/20 (h)	5,050	5,057
Industrial and Commercial Bank of China Limited
3.40%, (3M USD LIBOR + 0.88%), 11/29/19 (h)	500	501
ING Bank N.V.
2.45%, 03/16/20 (d)	3,500	3,502
ING Groep N.V.
3.60%, (3M USD LIBOR + 1.00%), 10/02/23 (h) (n)	400	399
4.10%, 10/02/23 (n)	400	422
4.55%, 10/02/28 (k) (n)	400	440
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (d) (k)	200	177

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

243

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Jefferies Finance LLC
6.25%, 06/03/26 (d)	1,162	1,172
JPMorgan Chase & Co.
3.01%, (3M USD LIBOR + 0.61%), 06/18/22 (h)	2,000	2,004
Lloyds Bank PLC
3.06%, (3M USD LIBOR + 0.49%), 05/07/21 (h) (n)	200	200
3.30%, 05/07/21 (n)	600	609
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (m) (n)	400	420
7.50%, (callable at 100 beginning 09/27/25) (m)	1,100	1,154
7.63%, (callable at 100 beginning 06/27/23), GBP (m) (n)	1,650	2,276
7.88%, (callable at 100 beginning 06/27/29), GBP (m) (n)	1,800	2,587
4.05%, 08/16/23 (n)	400	417
4.00%, 03/07/25, AUD	400	296
4.45%, 05/08/25 (n)	200	213
4.38%, 03/22/28	200	212
4.55%, 08/16/28 (n)	400	431
Nationwide Building Society
10.25%, GBP (m)	445	853
3.62%, 04/26/23 (d)	540	550
3.77%, 03/08/24 (d)	400	408
4.30%, 03/08/29 (d)	1,600	1,673
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	3,700	3,792
8.00%, (callable at 100 beginning 08/10/25) (k) (m) (n)	300	324
0.08%, (3M EURIBOR + 0.40%), 03/02/20, EUR (h)	200	228
0.63%, 03/02/22, EUR	1,200	1,370
3.63%, 09/29/22 (d)	3,400	3,472
2.00%, 03/04/25, EUR	200	236
Navient Corporation
5.00%, 10/26/20	300	307
5.88%, 03/25/21	631	655
6.63%, 07/26/21	400	426
6.50%, 06/15/22	78	83
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (d)	1,786	1,783
Nordea Bank AB
2.50%, 09/17/20 (d)	3,300	3,307
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (a) (p)	134	137
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,844
8.75%, 05/23/26	3,935	4,858
7.38%, 01/17/27	2,300	2,645
5.75%, 02/01/29	508	530
QNB Finance Ltd
4.17%, (3M USD LIBOR + 1.57%), 07/18/21 (h)	400	404
Rio Oil Finance Trust
9.25%, 07/06/24 (j)	154	171
8.20%, 04/06/28 (d)	250	281
Santander Holdings USA, Inc.
3.70%, 03/28/22	4	4
3.40%, 01/18/23	60	61
3.50%, 06/07/24	200	203
4.40%, 07/13/27	20	21
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (m)	2,780	3,683
3.57%, 01/10/23	400	407
1.13%, 09/08/23, EUR	100	116
3.37%, 01/05/24	200	201
0.51%, (3M EURIBOR + 0.85%), 03/27/24, EUR (h)	600	670
4.80%, 11/15/24	3,000	3,195
2.92%, 05/08/26, GBP	700	905
3.82%, 11/03/28	1,800	1,818
Santander UK PLC
3.14%, (3M USD LIBOR + 0.62%), 06/01/21 (h)	200	201
3.40%, 06/01/21 (n)	400	407
	Shares/Par[1]	Value ($)
SLM Corporation
8.00%, 03/25/20	4,305	4,454
7.25%, 01/25/22	3,650	3,949
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (d) (m)	200	197
7.38% (d) (m) (n)	900	939
Springleaf Finance Corporation
8.25%, 12/15/20	630	679
7.75%, 10/01/21	100	109
5.63%, 03/15/23	2,775	2,948
6.13%, 05/15/22 - 03/15/24	5,785	6,206
6.88%, 03/15/25	25	27
6.63%, 01/15/28	84	88
Standard Chartered PLC
3.74%, (3M USD LIBOR + 1.15%), 01/20/23 (d) (h)	200	200
4.25%, 01/20/23 (d)	380	393
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	103
State Bank of India
4.00%, 01/24/22 (d)	1,550	1,592
Syngenta Finance N.V.
4.89%, 04/24/25 (d)	943	982
5.18%, 04/24/28 (d)	200	209
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (m) (n)	1,800	1,933
2.00%, 03/08/23, EUR	300	352
2.50%, 03/22/23, EUR	1,300	1,568
3.50%, 05/15/23 (h) (n)	200	202
3.99%, (3M USD LIBOR + 1.47%), 05/15/23 (h)	700	698
3.88%, 09/12/23	600	615
1.75%, 03/02/26, EUR	1,500	1,746
4.80%, 04/05/26	200	214
4.89%, 05/18/29 (n)	200	213
5.08%, 01/27/30 (h) (n)	2,800	3,033
4.45%, 05/08/30	2,000	2,070
UniCredit S.p.A.
7.83%, 12/04/23 (d)	6,140	6,995
VICI Properties 1 LLC
8.00%, 10/15/23	142	157
Volkswagen Bank Gesellschaft mit beschrankter Haftung
0.10%, (3M EURIBOR + 0.42%), 06/15/21, EUR (h)	100	113
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.14%, (3M EURIBOR + 0.45%), 07/06/21, EUR (h)	100	113
Wells Fargo & Company
3.81%, (3M USD LIBOR + 1.23%), 10/31/23 (h)	281	286
Wells Fargo Bank, National Association
3.09%, (3M USD LIBOR + 0.50%), 07/23/21 (h)	400	401
Woodside Finance Limited
4.50%, 03/04/29 (d)	362	383
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	363
2.13%, 04/15/27, EUR	100	119
		254,482
Communication Services 3.5%
Altice France
6.25%, 05/15/24 (d)	555	572
Altice Luxembourg Fr SA
5.88%, 02/01/27, EUR (d)	800	984
8.13%, 02/01/27 (d)	300	315
AT&T Inc.
3.27%, (3M USD LIBOR + 0.75%), 06/01/21 (h)	1,360	1,366
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,153
4.46%, 07/23/22	887	931
4.23%, (3M USD LIBOR + 1.65%), 02/01/24 (h)	6,212	6,265
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22	6,454	6,591

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

244

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
9.25%, 02/15/24 (d)	638	692
CSC Holdings, LLC
6.50%, 02/01/29 (d)	800	872
DISH DBS Corporation
7.88%, 09/01/19	2,120	2,136
5.13%, 05/01/20	1,000	1,006
Frontier Communications Corporation
8.00%, 04/01/27 (d)	226	235
Grubhub Holdings Inc.
5.50%, 07/01/27 (d)	44	45
Iheartcommunications, Inc.
6.38%, 05/01/26 (k)	1,220	1,294
8.38%, 05/01/27 (k)	2,210	2,314
Intelsat (Luxembourg) S.A.
7.75%, 06/01/21	618	593
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	35	32
8.00%, 02/15/24 (d)	1,172	1,222
8.50%, 10/15/24 (d)	755	748
9.75%, 07/15/25 (d)	300	307
Netflix, Inc.
3.63%, 05/15/27, EUR	700	867
4.63%, 05/15/29, EUR	100	129
4.63%, 05/15/29, EUR (d)	400	515
3.88%, 11/15/29, EUR (d)	809	994
5.38%, 11/15/29 (d)	176	187
Sirius XM Radio Inc.
4.63%, 07/15/24 (d)	122	125
5.50%, 07/01/29 (d)	190	195
SoftBank Group Corp
4.00%, 04/20/23, EUR	1,000	1,233
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,374
6.00%, 11/15/22	100	104
Sprint Corporation
7.25%, 09/15/21	2,188	2,326
7.63%, 03/01/26	47	50
Sprint Spectrum Co LLC
3.36%, 09/20/21 (d)	1,294	1,296
4.74%, 03/20/25 (d)	4,500	4,675
5.15%, 03/20/28 (d)	1,440	1,496
T-Mobile USA, Inc.
4.75%, 02/01/28	22	23
United Group B.V.
4.38%, 07/01/22, EUR	350	407
Univision Communications Inc.
5.13%, 05/15/23 (d)	42	41
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (d)	200	203
Wind Tre S.p.A.
2.63%, 01/20/23, EUR (d)	200	228
2.75%, (3M EURIBOR + 2.75%), 01/20/24, EUR (d) (h)	200	224
		47,365
Information Technology 2.6%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,883
2.65%, 01/15/23	120	118
3.63%, 01/15/24	1,420	1,433
3.88%, 01/15/27	4,748	4,654
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (d)	10,100	10,159
EMC Corporation
2.65%, 06/01/20	4,905	4,873
Fidelity National Information Services, Inc.
2.60%, 05/21/25, GBP	100	130
1.50%, 05/21/27, EUR	100	119
2.95%, 05/21/39, EUR	100	126
Fiserv, Inc.
0.38%, 07/01/23, EUR	200	228
2.75%, 07/01/24	470	474
2.25%, 07/01/25, GBP	100	127
3.20%, 07/01/26	301	308
1.13%, 07/01/27, EUR	100	115
3.50%, 07/01/29	316	325
	Shares/Par[1]	Value ($)
1.63%, 07/01/30, EUR	300	346
3.00%, 07/01/31, GBP	200	257
4.40%, 07/01/49	147	154
Flex Ltd.
4.88%, 06/15/29	166	169
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (d)	94	97
Micron Technology, Inc.
5.50%, 02/01/25	113	116
5.33%, 02/06/29 (k)	202	214
NetApp, Inc.
3.30%, 09/29/24	10	10
NXP B.V.
4.13%, 06/01/21 (d)	4,426	4,526
3.88%, 09/01/22 (d)	1,930	1,986
4.30%, 06/18/29 (d)	200	206
Radiate HoldCo, LLC
6.88%, 02/15/23 (d)	70	70
Refinitive US Holdings Inc.
4.50%, 05/15/26, EUR	300	349
Tech Data Corporation
4.95%, 02/15/27 (o)	920	959
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (d)	1,243	1,228
Western Digital Corporation
4.75%, 02/15/26	294	289
		36,048
Health Care 2.4%
AbbVie Inc.
3.38%, 11/14/21	332	339
Bausch Health Companies Inc.
8.50%, 01/31/27 (d)	80	88
Bayer US Finance II LLC
3.42%, (3M USD LIBOR + 1.01%), 12/15/23 (d) (h)	400	395
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (d)	22	22
Cigna Corporation
3.49%, (3M USD LIBOR + 0.89%), 07/15/23 (d) (h)	510	508
Community Health Systems, Inc.
5.13%, 08/01/21 (k)	2,158	2,124
6.25%, 03/31/23	5,414	5,211
8.63%, 01/15/24 (d)	1,786	1,790
8.00%, 03/15/26 (d)	1,134	1,089
Fresenius Medical Care
5.63%, 07/31/19 (d)	2,075	2,079
4.13%, 10/15/20 (d)	2	2
HCA Inc.
5.88%, 03/15/22	237	259
Mylan Inc
4.20%, 11/29/23	580	584
Mylan N.V.
3.75%, 12/15/20	1,980	1,996
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (d)	334	322
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (d)	74	73
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR	4,500	5,018
3.25%, 04/15/22, EUR	400	448
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19	20	20
2.20%, 07/21/21	7,313	6,948
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22	760	691
Teva Pharmaceuticals USA, Inc.
2.25%, 03/18/20	2,554	2,528
		32,534
Industrials 1.9%
Air Lease Corporation
3.50%, 01/15/22	98	100
Aviation Capital Group LLC
2.88%, 01/20/22 (d)	120	121

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

245

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Avolon Holdings Funding Limited
5.50%, 01/15/23 (d)	198	211
5.25%, 05/15/24 (d)	832	888
BOC Aviation Limited
3.63%, (3M USD LIBOR + 1.05%), 05/02/21 (d) (h)	250	251
3.46%, (3M USD LIBOR + 1.13%), 09/26/23 (d) (h)	200	200
Bombardier Inc.
7.88%, 04/15/27 (d)	392	392
Builders FirstSource, Inc.
6.75%, 06/01/27 (d)	51	54
Canadian Pacific Railway Limited
4.50%, 01/15/22 (o)	1,190	1,249
Delta Air Lines, Inc.
2.88%, 03/13/20	1,980	1,983
DP World PLC
2.38%, 09/25/26, EUR (d)	200	238
4.25%, 09/25/30, GBP (d)	100	137
Equifax Inc.
3.39%, (3M USD LIBOR + 0.87%), 08/15/21 (h)	126	126
3.60%, 08/15/21	44	45
Fortress Transportation and Infrastructrue Investors LLC
6.75%, 03/15/22 (d)	1,028	1,069
6.50%, 10/01/25 (d)	921	948
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	664	667
General Electric Capital Corporation
5.55%, 01/05/26	520	579
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (m)	1,565	1,502
0.38%, 05/17/22, EUR	200	229
International Lease Finance Corporation
4.63%, 04/15/21	500	516
5.88%, 08/15/22	851	928
Masco Corporation
5.95%, 03/15/22	690	747
Park Aerospace Holdings Limited
3.63%, 03/15/21 (d)	10	10
5.25%, 08/15/22 (d)	4,702	4,966
4.50%, 03/15/23 (d)	4,325	4,473
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (d)	2,300	2,347
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23	500	524
Textron Inc.
3.10%, (3M USD LIBOR + 0.55%), 11/10/20 (h)	250	250
Triumph Group, Inc.
4.88%, 04/01/21	194	192
5.25%, 06/01/22	36	35
United Technologies Corporation
3.17%, (3M USD LIBOR + 0.65%), 08/16/21 (h)	110	111
ZLS Prestigia Ltd
4.00%, 03/01/26 (d)	7	7
		26,095
Energy 1.8%
Enable Midstream Partners, LP
4.95%, 05/15/28	91	95
Enbridge Inc.
2.98%, (3M USD LIBOR + 0.40%), 01/10/20 (h)	910	910
Energy Transfer LP
4.20%, 09/15/23	60	63
EQT Corporation
3.36%, (3M USD LIBOR + 0.77%), 10/01/20 (h)	62	62
Gaz Capital S.A.
2.95%, 01/24/24, EUR	4,380	5,330
Marathon Oil Corporation
2.80%, 11/01/22	132	132
Odebrecht Drilling Norbe VIII / IX Ltd.
6.35%, 12/01/21	58	57
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22	20	19
ONGC Videsh Limited
3.25%, 07/15/19	3,800	3,800
	Shares/Par[1]	Value ($)
Petrobras Global Finance B.V.
6.25%, 03/17/24	1,000	1,094
Petroleos Mexicanos
5.50%, 01/21/21	1,073	1,086
2.75%, 04/21/27, EUR	100	100
Ras Laffan Liquefied Natural Gas Company Limited (II)
6.75%, 09/30/19	6,000	6,052
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	760
Sinopec Group Overseas Development (2016) Limited
1.75%, 09/29/19 (d)	3,870	3,865
Sunoco Logistics Partners Operations L.P.
5.50%, 02/15/20	700	711
Topaz Solar Farms LLC
4.88%, 09/30/39 (d)	79	78
5.75%, 09/30/39 (d)	664	698
Transocean Ltd.
5.38%, 05/15/23 (d)	100	100
		25,012
Consumer Discretionary 1.7%
AA Bond Co Limited
2.88%, 01/31/22, GBP	200	242
Adient US LLC
7.00%, 05/15/26 (d)	30	31
Allied Universal Holdco LLC
6.63%, 07/15/26 (d)	132	134
Bacardi Limited
4.50%, 01/15/21 (d)	1,600	1,642
4.45%, 05/15/25 (d)	200	211
4.70%, 05/15/28 (d)	200	214
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (d) (k)	1,026	1,056
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (d) (k)	750	762
EI Group PLC
6.88%, 02/15/21, GBP	1,540	2,071
General Motors Company
3.37%, (3M USD LIBOR + 0.80%), 08/07/20 (h)	990	991
GLP Financing, LLC
5.25%, 06/01/25	78	84
Hilton Domestic Operating Company Inc.
4.88%, 01/15/30 (d)	224	231
IHO Verwaltungs GmbH
4.38%, 05/15/25, EUR (d) (i)	400	465
4.63%, 05/15/27, EUR (d) (i)	200	225
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (d) (i)	390	392
7.13%, 05/15/29 (d) (i)	412	412
Lear Corporation
5.25%, 01/15/25	1,790	1,849
MGM Resorts International
5.25%, 03/31/20	3,080	3,132
Mitchells & Butlers Finance Plc
6.01%, 12/15/28, GBP (j)	146	210
Netflix, Inc.
5.50%, 02/15/22	2,300	2,421
QVC, Inc.
5.13%, 07/02/22	14	15
4.38%, 03/15/23	875	887
4.85%, 04/01/24	1,054	1,089
Sands China Ltd.
4.60%, 08/08/23 (o)	400	421
5.13%, 08/08/25 (o)	400	432
5.40%, 08/08/28 (o)	600	655
Staples, Inc.
7.50%, 04/15/26 (d)	270	268
10.75%, 04/15/27 (d)	136	134
VOC Escrow Ltd.
5.00%, 02/15/28 (d)	60	61
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (d)	2,280	2,344
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	10

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.90%, 03/01/23	16	16
5.40%, 04/01/24 (j)	18	19
5.75%, 04/01/27 (o)	70	73
		23,199
Real Estate 1.2%
American Tower Corporation
3.00%, 06/15/23	88	89
Boston Properties Limited Partnership
3.20%, 01/15/25	20	20
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	5
5.95%, 12/15/26 (k)	117	80
EPR Properties
4.75%, 12/15/26	32	34
4.95%, 04/15/28	90	97
Equinix, Inc.
2.88%, 03/15/24 - 02/01/26, EUR	2,800	3,341
Growthpoint Properties Ltd
5.87%, 05/02/23 (d)	200	211
Highwoods Realty Limited Partnership
4.13%, 03/15/28	60	63
Hunt Companies, Inc.
6.25%, 02/15/26 (d)	28	26
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP	2,795	3,627
3.25%, 11/12/25, EUR	3,000	3,516
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	86
Life Storage LP
3.88%, 12/15/27	26	27
4.00%, 06/15/29	50	51
Logicor Financing S.a r.l.
3.25%, 11/13/28, EUR	139	175
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	277
Physicians Realty L.P.
3.95%, 01/15/28	56	56
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	1,690	1,743
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	65
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
4.75%, 03/15/25	42	42
Store Capital Corporation
4.50%, 03/15/28	48	51
4.63%, 03/15/29	49	52
The Howard Hughes Corporation
5.38%, 03/15/25 (d)	2,441	2,518
UDR, Inc.
4.63%, 01/10/22	7	7
3.50%, 01/15/28	25	26
Vornado Realty L.P.
3.50%, 01/15/25	34	35
W.P. Carey Inc.
3.85%, 07/15/29	31	31
Welltower Inc.
4.25%, 04/15/28	78	83
WeWork Companies Inc.
7.88%, 05/01/25 (d) (k)	108	107
		16,555
Consumer Staples 0.9%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,679
Avon International Capital P.L.C.
6.50%, 08/15/22 (d)	70	70
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,745
Campbell Soup Company
2.91%, (3M USD LIBOR + 0.50%), 03/16/20 (h)	160	160
3.04%, (3M USD LIBOR + 0.63%), 03/15/21 (h)	120	120
Danone
1.69%, 10/30/19 (d)	200	200
	Shares/Par[1]	Value ($)
General Mills, Inc.
3.14%, (3M USD LIBOR + 0.54%), 04/16/21 (h)	176	176
Kraft Heinz Foods Company
4.88%, 02/15/25 (d)	7,922	8,170
Post Holdings, Inc.
5.50%, 12/15/29 (d)	80	80
		12,400
Utilities 0.6%
Duke Energy Corporation
3.03%, (3M USD LIBOR + 0.50%), 05/14/21 (a) (h) (p)	228	228
Edison International
2.40%, 09/15/22	96	91
2.95%, 03/15/23	12	11
5.75%, 06/15/27	85	91
Pacific Gas And Electric Company
0.00%, 08/01/23 (a) (e) (f) (p)	220	221
0.00%, 10/01/20 - 12/01/46 (a) (e) (f)	7,121	6,982
Public Service Enterprise Group Incorporated
2.65%, 11/15/22	350	350
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/23 (d)	10	10
San Diego Gas & Electric Company
3.75%, 06/01/47	6	6
Southern California Edison Company
3.65%, 03/01/28	10	10
6.65%, 04/01/29	50	57
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	19
Southern California Gas Company
5.13%, 11/15/40	194	229
Talen Energy Supply, LLC
6.63%, 01/15/28 (d)	62	62
The Southern Company
2.75%, 06/15/20	30	30
		8,402
Materials 0.2%
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	147	150
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (d)	34	34
Huntsman International LLC
4.50%, 05/01/29	72	74
Incitec Pivot Finance LLC
6.00%, 12/10/19 (d)	30	30
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	142
Norbord Inc.
5.75%, 07/15/27 (a) (p)	65	66
Nouryon Finance B.V.
6.50%, 10/01/26, EUR	100	115
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21 (d)	600	632
5.71%, 11/15/23 (d)	500	549
Vale Overseas Ltd
6.25%, 08/10/26	326	370
6.88%, 11/21/36	125	150
6.88%, 11/10/39	81	98
Yara International ASA
4.75%, 06/01/28 (d)	15	16
		2,426
Total Corporate Bonds And Notes (cost $477,871)		484,518
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.9%
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (h)	5,650	6,427
Series IV-A2R-A, 1.10%, 10/15/29, EUR (d)	600	681
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 3.42%, (1M USD LIBOR + 1.02%), 04/25/34 (h) (j)	7,027	6,998
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 3.04%, (1M USD LIBOR + 0.64%), 03/25/30 (h)	1,679	1,561

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

247

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Air Canada
Series 2017-B-1, 3.70%, 01/15/26 (a) (p)	23	22
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,340	1,261
Series 2005-1A1-59, REMIC, 2.71%, (1M USD LIBOR + 0.33%), 11/20/35 (h)	3,058	2,919
Series 2006-1A1A-OA17, REMIC, 2.58%, (1M USD LIBOR + 0.20%), 12/20/46 (h)	2,717	2,319
Series 2005-B1-J4, REMIC, 3.75%, (1M USD LIBOR + 1.35%), 07/25/35 (h)	3,223	3,012
Series 2005-A3-38, REMIC, 2.75%, (1M USD LIBOR + 0.70%), 09/25/35 (h)	496	471
Series 2005-2A3A-AR1, REMIC, 2.75%, (1M USD LIBOR + 0.35%), 10/25/35 (h)	13,643	13,067
Series 2005-A1-81, REMIC, 2.68%, (1M USD LIBOR + 0.28%), 02/25/36 (h)	1,421	1,308
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,858	3,390
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,328	2,376
Atrium XII LLC
Series AR-12A, 3.42%, (3M USD LIBOR + 0.83%), 04/22/27 (d) (h)	5,600	5,582
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.87%, (3M USD LIBOR + 0.45%), 10/11/42 (d) (h)	8,150	7,194
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 3.59%, (1M USD LIBOR + 1.20%), 03/15/21 (d) (h)	7,010	7,023
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 2.83%, (1M USD LIBOR + 0.68%), 02/20/35 (h)	4,750	4,649
BBCMS Trust
Series 2018-A-RRI, REMIC, 3.09%, (1M USD LIBOR + 0.70%), 02/18/20 (d) (h)	2,179	2,160
Series 2018-B-RRI, REMIC, 3.44%, (1M USD LIBOR + 1.05%), 02/18/20 (d) (h)	800	796
Series 2018-C-RRI, REMIC, 3.64%, (1M USD LIBOR + 1.25%), 02/18/20 (d) (h)	600	597
Series 2018-D-RRI, REMIC, 4.44%, (1M USD LIBOR + 2.05%), 02/18/20 (d) (h)	400	399
Series 2018-E-RRI, REMIC, 5.49%, (1M USD LIBOR + 3.10%), 02/18/20 (d) (h)	2,600	2,600
Interest Only, Series 2018-XCP-RRI, REMIC, 1.19%, 02/15/33 (d) (h)	6,000	45
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d) (h)	6,304	5,279
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 2.94%, (1M USD LIBOR + 0.54%), 10/25/35 (h)	7,766	7,721
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (h)	6,296	2,026
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 10/25/36 (h)	9,058	8,069
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-A1-1A, 2.68%, (1M USD LIBOR + 0.28%), 01/25/35 (d) (h)	985	969
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	2,035	1,561
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	6,018	6,248
Series 2013-1A4-2, REMIC, 4.80%, 11/25/37 (d) (h)	10,173	9,966
Civic Mortgage, LLC.
Series 2018-A1-2, 4.35%, 04/25/20 (d)	71	71
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,760	2,530
CPS Auto Receivables Trust
Series 2017-A-D, 1.87%, 03/15/21 (d)	93	93
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.75%, 08/26/36 (d) (h)	5,161	5,249
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 3.64%, (3M USD LIBOR + 1.05%), 10/26/27 (d) (h)	8,250	8,238
	Shares/Par[1]	Value ($)
CSMC
Series 2009-1A2-5R, REMIC, 4.34%, 06/26/36 (d) (h)	4,658	4,583
CSMC Mortgage-Backed Trust
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	659	533
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 05/25/33 (h) (j)	548	538
Series 2006-2A4-20, REMIC, 2.63%, (1M USD LIBOR + 0.23%), 09/25/35 (h)	14,200	11,817
CWABS, Inc.
Series 2004-M4-AB2, REMIC, 3.68%, (1M USD LIBOR + 1.28%), 11/25/34 (h)	2,152	1,604
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 04/25/36 (h)	4,133	3,624
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 3.05%, 01/25/36 (j)	5,905	5,517
Eurosail PLC
Series 2007-A3A-6NCX, 1.49%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (h)	53	65
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 2.54%, 01/25/37 (j)	19,137	12,191
GE Dealer Floorplan Master Note Trust
Series 2006-A-2, REMIC, 2.57%, (1M USD LIBOR + 0.18%), 11/15/34 (d) (h)	2,330	2,231
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 3.09%, 10/25/35 (j)	8,770	7,239
Great Wolf Trust
Series 2017-A-WOLF, 3.24%, (1M USD LIBOR + 0.85%), 09/16/19 (d) (h)	3,600	3,600
Series 2017-B-WOLF, 3.49%, (1M USD LIBOR + 1.10%), 09/16/19 (d) (h)	4,600	4,600
Interest Only, Series 2017-XCP-WOLF, 0.00%, 09/15/34 (d)	34,700	—
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 5.52%, 04/28/37 (d) (h)	20,708	7,671
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 06/25/34 (d) (h)	6,362	5,902
Series 2004-M2-10, REMIC, 4.47%, 08/25/34 (j)	2,993	2,992
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22 (d)	386	319
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 4.28%, (3M USD LIBOR + 1.76%), 05/23/39 (d) (h)	14,300	14,246
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.72%, 06/25/36	3,209	2,700
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 05/25/35 (h)	1,502	1,185
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 10/25/36 (h)	2,090	2,147
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 3.48%, (1M USD LIBOR + 1.08%), 07/25/35 (h)	4,000	3,898
Jamestown CLO Ltd
Series 2014-A1AR-4A, 3.29%, (3M USD LIBOR + 0.69%), 07/15/26 (d) (h)	2,604	2,596
Jp Morgan Resecuritization Trust
Series 2009-2A2-4, REMIC, 6.00%, 07/26/37 (d)	4,298	4,363
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 3.29%, 08/22/21 (d)	2,700	2,715
LP Credit Card ABS Master Trust
Series 2018-A-1, 3.95%, (1M USD LIBOR + 1.55%), 08/20/24 (d) (h)	588	582
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21 (d)	141	143
Series 2019-A-1A, 3.44%, 04/16/29 (d)	3,605	3,635
Series 2019-A-2A, 3.13%, 07/16/29 (d)	1,890	1,901
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (d)	1,781	1,792

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

248

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 5.14%, 07/28/48 (d) (h)	6,646	6,894
NCUA Guaranteed Notes Trust
Series 2011-1A-R1, 2.86%, (1M USD LIBOR + 0.45%), 01/08/20 (h)	4,836	4,837
Newgate Funding PLC
Series 2007-A3-2X, 0.95%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (h)	4,900	5,697
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 3.42%, (3M USD LIBOR + 0.90%), 11/15/26 (d) (h)	230	230
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 3.26%, (1M USD LIBOR + 0.86%), 08/25/35 (h)	6,543	6,110
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (h)	2,484	2,380
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 3.20%, (1M USD LIBOR + 0.80%), 03/25/35 (h)	2,894	2,873
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 3.38%, (1M USD LIBOR + 0.98%), 04/25/35 (h)	3,162	2,364
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 2.87%, (1M USD LIBOR + 0.47%), 10/25/35 (h)	4,975	4,594
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25 (d)	1,536	1,567
SLM Private Education Loan Trust
Series 2011-A3-B, 4.64%, (1M USD LIBOR + 2.25%), 06/16/42 (d) (h)	12,455	12,588
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 3.24%, 08/25/35 (j)	8,000	7,435
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 3.34%, (1M USD LIBOR + 0.95%), 10/18/19 (d) (h)	5,057	5,050
Series 2017-B-1, REMIC, 3.56%, (1M USD LIBOR + 1.17%), 10/18/19 (d) (h)	600	599
Series 2017-C-1, REMIC, 3.79%, (1M USD LIBOR + 1.40%), 10/18/19 (d) (h)	2,100	2,096
Series 2017-D-1, REMIC, 4.34%, (1M USD LIBOR + 1.95%), 10/18/19 (d) (h)	300	300
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 2.60%, 06/25/37 (j)	16,936	11,788
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 3.47%, 10/15/27 (d)	4,200	4,189
Tralee CLO V Ltd
Series 2018-A1-5A, 3.70%, (3M USD LIBOR + 1.11%), 10/20/28 (d) (h)	500	499
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 3.96%, 09/20/39 (d)	2,939	2,940
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 4.10%, 09/25/35 (h)	3,464	3,514
Series 2007-4A2-OA3, REMIC, 3.20%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (h)	2,022	1,657
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 3.26%, (1M USD LIBOR + 0.85%), 12/15/20 (d) (h)	3,065	3,046
Series 2017-B-HSDB, 3.51%, (1M USD LIBOR + 1.10%), 12/15/20 (d) (h)	2,542	2,531
Series 2017-D-HSDB, 4.26%, (1M USD LIBOR + 1.84%), 12/15/20 (d) (h)	178	177
Wells Fargo Mortgage Backed Securities Trust
Series 2007-1A20-8, REMIC, 6.00%, 07/25/37	5,599	5,616
Series 2007-A1-AR7, REMIC, 4.78%, 12/25/37 (h)	1,655	1,606
Total Non-U.S. Government Agency Asset-Backed Securities (cost $355,315)		354,983
	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 3.1%
Consumer Discretionary 0.9%
Aramark Services, Inc.
Term Loan, 4.08%, (3M LIBOR + 1.75%), 03/01/25 (h)	93	93
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (h)	295	290
CSC Holdings, LLC
2018 Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/12/26 (h)	99	98
Diamond Resorts International, Inc.
Term Loan, 6.19%, (3M LIBOR + 3.75%), 09/02/23 (h)	800	754
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (h)	99	99
Neiman Marcus Group Ltd LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/25/20 (h) (q)	150	128
2014 Term Loan, 7.97%, (3M LIBOR + 6.50%), 10/25/23 (h)	1,984	1,731
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (h)	348	339
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (h)	8,493	8,076
Wyndham Hotels & Resorts, Inc.
Term Loan B, 4.19%, (3M LIBOR + 1.75%), 03/29/25 (h)	99	99
		11,707
Communication Services 0.7%
Gray Television, Inc.
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (h)	100	99
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (h)	5,336	5,341
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (h)	3,853	3,810
Syniverse Holdings, Inc.
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 02/09/23 (h)	328	301
		9,551
Information Technology 0.4%
Ancestry.com Operations Inc.
2017 1st Lien Term Loan, 5.66%, (1M LIBOR + 3.25%), 10/19/23 (h)	4,293	4,277
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (h)	300	299
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (h)	1,084	1,050
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (h)	169	168
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (h)	263	262
		6,056
Utilities 0.4%
Pacific Gas & Electric Company
Term Loan, 7.50%, (3M LIBOR + 1.00%), 02/22/49 (h) (r)	1,507	1,462
PG&E Corp
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (h) (q)	1,021	1,023
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (h)	3,062	3,070
		5,555

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

249

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Health Care 0.3%
Advanz Pharma Corp.
Term Loan, 7.91%, (3M LIBOR + 5.50%), 09/06/24 (h)	495	475
Bausch Health Companies Inc.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 11/26/25 (h)	197	196
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (h)	746	658
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (h)	1,965	1,965
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/31/25 (h) (q)	100	96
U.S. Renal Care, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/11/26 (h) (q)	265	260
		3,650
Industrials 0.2%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (h)	126	126
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.66%, (3M LIBOR + 2.25%), 01/02/25 (h)	30	29
NCI Building Systems, Inc.
Term Loan, 6.35%, (3M LIBOR + 3.75%), 04/12/25 (h)	348	337
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (h)	130	129
Sequa Corporation
Term Loan, 7.56%, (3M LIBOR + 5.00%), 11/28/21 (h)	1,990	1,944
Term Loan, 11.58%, (3M LIBOR + 9.00%), 04/28/22 (h)	141	134
West Corporation
Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/03/24 (h)	35	32
		2,731
Financials 0.2%
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (h)	398	389
Dubai World Corporation
Term Loan, 2.50%, (3M LIBOR + 3.75%), 09/30/22 (a) (h)	1,597	1,492
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 7.40%, (3M LIBOR + 5.00%), 04/04/25 (h)	258	254
Unitymedia Finance LLC
Term Loan, 4.64%, (3M LIBOR + 2.50%), 01/20/26 (h)	100	100
2018 Term Loan E, 2.75%, (3M EURIBOR + 2.75%), 01/15/27, EUR (h)	200	227
		2,462
Materials 0.0%
Axalta Coating Systems Ltd.
Term Loan, 4.35%, (1M LIBOR + 1.75%), 06/01/24 (h)	30	29
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (h)	180	177
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (h)	400	393
		599
Real Estate 0.0%
Forest City Enterprises, L.P.
Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/24/25 (h)	199	199
	Shares/Par[1]	Value ($)
Sovereign 0.0%
Tanzania Republic
Term Loan, 7.74%, (3M LIBOR + 5.20%), 12/10/19 (a) (h) (r)	100	101
Energy 0.0%
Westmoreland Coal Company
Term Loan, 0.00%, 03/15/22 (h) (q) (r)	21	21
Term Loan, 0.00%, (3M LIBOR + 15.00%), 03/15/29 (a) (h) (q) (r)	45	36
		57
Total Senior Loan Interests (cost $43,052)		42,668
COMMON STOCKS 0.2%
Communication Services 0.2%
Clear Channel Outdoor Holdings, Inc. (e)	515	2,431
iHeartMedia, Inc. (a) (e) (r)	274	—
iHeartMedia, Inc. (a) (e) (r)	658	—
iHeartMedia, Inc. (a) (e) (g)	—	7
iHeartMedia, Inc. (a) (e) (r)	5,290	—
iHeartMedia, Inc. - Class A (a) (e)	35	524
		2,962
Energy 0.0%
Westmoreland Coal Company (a) (e) (r)	1	10
Total Common Stocks (cost $3,028)		2,972
WARRANTS 0.2%
iHeartMedia, Inc. (a) (e) (g)	180	2,715
Total Warrants (cost $3,116)		2,715
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (a) (e) (r) (s)	22	—
Communication Services 0.0%
iHeartMedia, Inc. (a) (e) (r) (s)	1,194	—
iHeartMedia, Inc. (a) (e) (r) (s)	294	—
iHeartMedia, Inc. (a) (e) (r) (s)	3,731	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 14.8%
Discount Notes 13.2%
Bank of Montreal
1.78%, 07/24/19, CAD (t) (u)	6,490	4,950
Federal Home Loan Banks Office of Finance
2.10%, 07/01/19 (t) (u)	6,800	6,800
2.43%, 07/05/19 (t) (u)	800	800
2.40%, 07/09/19 (t) (u)	38,600	38,577
2.48%, 07/10/19 (t) (u)	83,900	83,845
2.37%, 07/12/19 (t) (u)	22,200	22,182
2.42%, 07/24/19 (t) (u)	4,000	3,994
2.32%, 07/31/19 (t) (u)	4,000	3,992
2.20%, 08/20/19 (t) (u)	13,500	13,458
2.33%, 09/04/19 (t) (u)	1,500	1,494
VW Credit, Inc.
2.90%, 07/09/19 (t) (u)	550	550
		180,642
Treasury Securities 1.0%
Presidencia Da Republica Federativa Do Brasil
6.04%, 01/01/20, BRL (t)	49,200	12,435
Presidencia De La Nacion
59.40%, 09/19/19, ARS (t)	33,032	836
55.24%, 09/29/19, ARS (t)	18,160	473
		13,744
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (v) (w)	7,921	7,921
Total Short Term Investments (cost $202,454)		202,307
Total Investments 117.5% (cost $1,598,419)		1,607,992
Total Securities Sold Short (0.2)% (proceeds $2,572)		(2,579)
Other Derivative Instruments 0.3%		4,128
Other Assets and Liabilities, Net (17.6)%		(241,546)
Total Net Assets 100.0%		1,367,995

(a)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(b)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $257,647.

(c)   All or a portion of the security is pledged or segregated as collateral.

(d)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $330,259 and 24.1%, respectively.

(e)  Non-income producing security.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 0.7% of the Fund’s net assets.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(k)  All or a portion of the security was on loan.

(l)  Treasury inflation indexed note, par amount is adjusted for inflation.

(m)  Perpetual security. Next contractual call date presented, if applicable.

(n)  Convertible security.

(o)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(q)  This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(r)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(s)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t)   The coupon rate represents the yield to maturity.

(u)   The security is a direct debt of the agency and not collateralized by mortgages.

(v)   Investment in affiliate.

(w)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

SECURITIES SOLD SHORT (0.2%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.2%)
U.S. Treasury Securities (0.2%)
U.S. Treasury Note
2.88%, 08/15/28	(2,400)	(2,579)
Total Government And Agency Obligations (proceeds $2,572)		(2,579)
Total Securities Sold Short (0.2%) (proceeds $2,572)		(2,579)

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 131.3%
Treasury Inflation Indexed Securities 113.1%
Canada Government Real Return Inflation Indexed Bond
4.25%, 12/01/26, CAD (a)	5,887	5,883
Commonwealth of Australia
1.25%, 02/21/22, AUD (b)	5,290	4,420
3.00%, 09/20/25, AUD (b)	8,920	9,225
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (a)	12,518	661
France Government Inflation Indexed Bond
2.25%, 07/25/20, EUR (a) (c)	9,194	10,841
2.10%, 07/25/23, EUR (a) (c)	15,386	19,960
1.85%, 07/25/27, EUR (a)	2,126	3,023
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
1.65%, 04/23/20, EUR (a)	1,017	1,171
2.35%, 09/15/24, EUR (a) (c)	4,869	5,966
Japan Government CPI Linked Bond
0.10%, 03/10/28, JPY (a)	1,070,632	10,384
Japan Inflation Indexed Bond
0.10%, 03/10/29, JPY (a)	220,673	2,140
New Zealand Government
2.00%, 09/20/25, NZD (b)	14,100	11,199
3.00%, 09/20/30, NZD (b)	2,500	2,268
Treasury, United States Department of
2.00%, 01/15/26 (a) (d)	30,069	33,471
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/22 (a) (e)	36,518	36,233
3.38%, 04/15/32 (a)	11,436	15,676
1.00%, 02/15/48 (a) (d)	2,881	3,030
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (a) (e)	8,086	8,137
0.13%, 04/15/21 (a) (d) (e)	270,914	268,374
0.13%, 01/15/22 - 07/15/26 (a)	61,132	60,710
0.38%, 07/15/23 - 07/15/27 (a)	90,820	91,589
0.13%, 01/15/23 - 07/15/24 (a) (e)	16,132	16,036
0.25%, 01/15/25 (a)	41,067	41,125
2.38%, 01/15/25 (a) (d)	212,468	237,400
0.38%, 07/15/25 (a) (d)	98,633	99,727
0.63%, 01/15/26 (a) (d)	230,908	236,464
2.00%, 01/15/26 (a) (d)	86,790	96,609
0.38%, 01/15/27 (a) (e)	43,078	43,361
2.38%, 01/15/27 (a)	3,168	3,659
0.50%, 01/15/28 (a)	46,312	47,079
1.75%, 01/15/28 (a)	18,767	21,045
3.63%, 04/15/28 (a)	32,568	41,820
0.75%, 07/15/28 - 02/15/45 (a)	51,547	51,840
2.50%, 01/15/29 (a)	25,242	30,369
3.88%, 04/15/29 (a)	15,450	20,684
2.13%, 02/15/40 - 02/15/41 (a)	51,368	65,735
0.63%, 07/15/21 - 02/15/43 (a) (e)	6,755	6,735
1.38%, 02/15/44 (a)	76,305	86,606
1.00%, 02/15/46 - 02/15/49 (a)	50,528	52,966
0.88%, 01/15/29 - 02/15/47 (a)	80,053	82,985
United Kingdom Inflation Indexed Bond
1.88%, 11/22/22, GBP (a)	22,968	33,967
0.13%, 03/22/26 - 08/10/28, GBP (a)	32,467	50,236
1.25%, 11/22/27, GBP (a)	22,617	38,903
		2,009,712
Mortgage-Backed Securities 15.8%
Federal Home Loan Mortgage Corporation
4.54%, (6M USD LIBOR + 1.73%), 07/01/36 (f)	110	114
4.25%, (12M USD LIBOR + 1.50%), 09/01/36 (f)	103	107
4.45%, (12M USD LIBOR + 1.68%), 10/01/36 (f)	61	64
2.84%, (1M USD LIBOR + 0.45%), 09/15/42 (f)	4,475	4,470
Federal National Mortgage Association, Inc.
4.12%, (12M USD LIBOR + 1.31%), 11/01/35 (f)	17	18
4.86%, (12M USD LIBOR + 1.81%), 03/01/36 (f)	38	40
4.76%, (12M USD LIBOR + 2.02%), 06/01/36 (f)	15	15
TBA, 3.50%, 08/15/48 (d)	197,590	201,939

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

251

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
TBA, 4.00%, 08/15/48 (d)	71,900	74,305
		281,072
Collateralized Mortgage Obligations 1.0%
Federal Home Loan Mortgage Corporation
Series FK-3172, REMIC, 2.84%, (1M USD LIBOR + 0.45%), 08/15/33 (f)	42	41
Series T-1A1-62, REMIC, 3.70%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (f)	229	233
Series T-1A1-63, REMIC, 3.49%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (f)	170	173
Series WF-4779, REMIC, 2.84%, (1M USD LIBOR + 0.35%), 07/15/44 (f)	2,690	2,682
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 2.76%, (1M USD LIBOR + 0.06%), 07/25/37 (f)	84	82
Series 2019-FA-5, REMIC, 2.80%, (1M USD LIBOR + 0.40%), 03/25/49 (f)	8,723	8,713
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1M USD LIBOR + 0.75%), 04/20/67 (f)	2,516	2,590
Series 2018-FG-H15, REMIC, 3.03%, (1M USD LIBOR + 0.15%), 08/20/68 (f)	3,516	3,485
		17,999
Sovereign 0.9%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (c)	5,100	1,687
6.15%, 08/12/32, PEN	16,600	5,531
Generalitat de Catalunya
4.95%, 02/11/20, EUR (g)	1,800	2,096
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	205
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (c)	1,900	1,990
Presidencia De La Nacion
48.48%, (Argentina Deposit Rates Badlar + 3.25%), 03/01/20, ARS (f) (h)	200	5
68.47%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (f)	145,860	3,341
52.01%, (Argentina Deposit Rates Badlar + 2.00%), 04/03/22, ARS (f)	15,030	309
40.24%, (Argentina Deposit Rates Badlar), 10/04/22, ARS (f)	500	18
		15,182
Commercial Mortgage-Backed Securities 0.5%
Government National Mortgage Association
Series 2019-FE-20, 2.78%, 02/20/49	8,781	8,773
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	285	288
U.S. Treasury Securities 0.0%
U.S. Treasury Bond
3.00%, 02/15/48 (e)	140	153
Total Government And Agency Obligations (cost $2,304,778)		2,333,179
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.8%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 03/25/37 (f)	454	291
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (c) (f)	500	569
Alternative Loan Trust
Series 2006-A1-HY11, REMIC, 2.52%, (1M USD LIBOR + 0.12%), 06/25/36 (f)	610	587
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,473	2,440
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	490	490
Atrium XII LLC
Series AR-12A, 3.42%, (3M USD LIBOR + 0.83%), 04/22/27 (c) (f)	1,900	1,894
Babson Euro CLO
Series 2015-A1R-1A, 0.51%, (3M EURIBOR + 0.82%), 10/25/29, EUR (c) (f)	600	681
	Shares/Par[1]	Value ($)
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.72%, 06/25/35 (f)	49	49
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h) (i) (j) (k)	260	260
BCAP LLC Trust
Series 2011-5A1-RR5, REMIC, 5.25%, 05/26/22 (c)	640	653
Series 2011-12A1-RR5, REMIC, 4.94%, 03/26/37 (c) (f)	658	668
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 4.00%, 01/25/36 (f)	268	267
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 4.09%, 08/25/36 (f)	143	132
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 5.07%, 05/25/33 (f)	16	15
Series 2003-2A1-9, REMIC, 4.67%, 02/25/34 (f)	106	104
Series 2004-22A1-9, REMIC, 4.71%, 11/25/34 (f)	86	88
Series 2004-22A1-10, REMIC, 4.43%, 01/25/35 (f)	75	76
Series 2005-2A1-1, REMIC, 4.38%, 03/25/35 (f)	159	160
Bear Stearns Asset Backed Securities I LLC
Series 2005-M2-HE12, REMIC, 2.90%, (1M USD LIBOR + 0.75%), 12/25/35 (f)	247	246
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 3.40%, (1M USD LIBOR + 1.00%), 08/25/37 (f)	348	346
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 3.80%, 12/26/46 (f)	385	332
Benefit Street Partners CLO VII Ltd
Series 2015-A1AR-VIIA, 3.38%, (3M USD LIBOR + 0.78%), 07/18/27 (c) (f)	1,100	1,097
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (c) (f)	1,630	1,854
Series 2015-A2R-1A, 3.65%, (3M USD LIBOR + 1.05%), 10/03/29 (c) (f)	1,060	1,059
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (c) (f)	250	285
Catamaran CLO Ltd
Series 2013-AR-1A, 3.43%, (3M USD LIBOR + 0.85%), 01/27/28 (c) (f)	4,270	4,251
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.49%, 02/25/37 (f)	20	20
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,265	1,070
CIFC Funding Ltd
Series 2015-AR-2A, 3.38%, (3M USD LIBOR + 0.78%), 04/15/27 (c) (f)	4,550	4,533
CIT Mortgage Loan Trust
Series 2007-1A-1, REMIC, 3.75%, (1M USD LIBOR + 1.35%), 08/25/24 (c) (f)	3,099	3,120
Series 2007-2A3-1, REMIC, 3.85%, (1M USD LIBOR + 1.55%), 09/25/24 (c) (f)	137	138
Citigroup Mortgage Loan Trust Inc
Series 2005-M3-HE4, REMIC, 2.86%, (1M USD LIBOR + 0.46%), 10/25/35 (f)	3,422	3,181
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (c) (f) (l)	400	400
Series 2005-2A2B-3, REMIC, 4.55%, 08/25/35 (f)	105	81
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (f)	20	21
Series 2005-A1-6, REMIC, 4.68%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (f)	18	18
Series 2007-A3A-AMC2, REMIC, 2.48%, (1M USD LIBOR + 0.08%), 01/25/37 (f)	67	50
Series 2007-A3A-AHL3, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (f)	143	110
Series 2007-22AA-10, REMIC, 4.29%, 09/25/37 (f)	654	604
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	12	12

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

252

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2006-A1-AMC1, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 09/25/36 (c) (f)	1,706	1,627
Series 2007-1A1A-AR4, REMIC, 4.63%, 03/25/37 (f)	2,488	2,417
Series 2015-1A1-2, REMIC, 2.63%, (1M USD LIBOR + 0.20%), 06/25/47 (c) (f)	2,021	1,991
College Loan Corporation
Series 2007-A1-2, 2.83%, (3M USD LIBOR + 0.25%), 01/25/24 (f)	800	781
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22 (c)	603	609
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.83%, 04/25/22 (c)	297	299
Credit Suisse Securities (USA) LLC
Series 2004-2A1-AR3, REMIC, 4.74%, 04/25/34 (f)	24	24
Credit-Based Asset Servicing & Securitization LLC
Series 2007-A3-CB6, 2.62%, (1M USD LIBOR + 0.22%), 07/25/37 (c) (f)	3,305	2,150
Series 2007-A1-CB6, REMIC, 2.52%, (1M USD LIBOR + 0.12%), 07/25/37 (c) (f)	113	72
Series 2005-M4-CB3, REMIC, 3.45%, (1M USD LIBOR + 1.05%), 08/25/34 (f)	205	201
CSMC
Series 2015-5A2-3R, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 09/29/36 (c) (f)	2,730	2,631
Series 2015-2A2-12R, REMIC, 2.98%, 12/03/37 (c) (f)	2,300	2,087
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (f)	732	333
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 3.75%, (3M USD LIBOR + 1.15%), 01/16/26 (c) (f)	580	580
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 2.59%, (1M USD LIBOR + 0.19%), 02/25/36 (f)	4,675	4,455
Series 2007-1A1-12, REMIC, 3.14%, (1M USD LIBOR + 0.74%), 06/25/37 (f) (j)	164	164
CWABS, Inc.
Series 2005-MV3-11, REMIC, 2.93%, (1M USD LIBOR + 0.53%), 01/25/36 (f)	4,100	4,062
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.93%, 08/25/34 (f)	93	90
Series 2004-5A-HYB7, REMIC, 4.52%, 11/20/34 (f)	31	31
Series 2004-2A1-HYB5, REMIC, 4.31%, 04/20/35 (f)	50	49
Eurosail PLC
Series 2007-A3A-3X, 1.74%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (f)	1,249	1,570
Series 2007-A3C-3A, 1.74%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (c) (f)	430	540
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 2.71%, (1M USD LIBOR + 0.31%), 07/25/36 (f)	2,930	2,743
First NLC Trust
Series 2007-A1-1, REMIC, 2.47%, (1M USD LIBOR + 0.07%), 08/25/37 (c) (f)	271	172
Flagship VII LTD
Series 2013-A1R-7A, 3.71%, (3M USD LIBOR + 1.12%), 01/20/26 (c) (f)	860	860
Great Hall Mortgages PLC
Series 2006-A2A-1, 0.93%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (f)	88	110
Series 2007-A2A-1, 0.91%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (f)	112	140
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 2.58%, (1M USD LIBOR + 0.18%), 09/25/46 (f)	475	441
Grifonas Finance PLC
Series 1-A, 0.05%, (6M EURIBOR + 0.28%), 08/28/39, EUR (f)	767	791
GS Mortgage Securities Corp Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20 (c)	4,300	4,361
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (j)	427	339
	Shares/Par[1]	Value ($)
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.81%, 01/25/35 (f)	62	63
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 3.51%, (3M USD LIBOR + 0.92%), 04/20/27 (f)	1,799	1,794
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 4.66%, 04/19/34 (f)	130	128
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 2.73%, (1M USD LIBOR + 0.66%), 10/25/35 (f)	196	196
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	18	19
Series 2005-4A1-AR1, REMIC, 4.25%, 03/25/35 (f)	194	193
Series 2005-2A1-AR1, REMIC, 4.67%, 11/25/35 (f)	144	145
Series 2005-A1-16IP, REMIC, 3.04%, (1M USD LIBOR + 0.64%), 07/25/45 (f)	130	124
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.49%, 07/25/35 (f)	77	79
Series 2005-7A1-A6, REMIC, 4.32%, 08/25/35 (f)	150	150
Series 2005-2A1-A6, REMIC, 4.63%, 08/25/35 (f)	105	105
Series 2005-4A1-A6, REMIC, 4.35%, 09/25/35 (f)	21	20
Series 2008-1A1-R2, REMIC, 3.69%, 07/27/37 (c) (f)	386	393
Jamestown CLO Ltd
Series 2014-A1AR-4A, 3.29%, (3M USD LIBOR + 0.69%), 07/15/26 (c) (f)	1,942	1,937
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.81%, (3M USD LIBOR + 1.22%), 01/19/27 (c) (f)	4,902	4,906
Jubilee CLO BV
Series 2015-AR-15A, 0.53%, (3M EURIBOR + 0.84%), 07/12/28, EUR (c) (f)	1,000	1,138
Series 2015-A1R-16A, 0.48%, (3M EURIBOR + 0.80%), 12/15/29, EUR (c) (f)	1,840	2,085
KVK CLO Ltd
Series 2013-AR-1A, 3.50%, (3M USD LIBOR + 0.90%), 01/14/28 (c) (f)	560	557
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (c) (j)	785	794
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 2.65%, (1M USD LIBOR + 0.25%), 08/25/47 (f)	1,136	1,085
Loancore Issuer Ltd.
Series 2019-A-CRE2, 3.52%, (1M USD LIBOR + 1.13%), 10/15/23 (c) (f)	2,700	2,707
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 2.52%, (1M USD LIBOR + 0.12%), 08/25/36 (f)	521	272
Marathon CLO V Ltd
Series 2013-A1R-5A, 3.39%, 11/21/27 (c)	1,450	1,440
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29 (c) (d)	700	700
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 4.21%, 12/25/33 (f)	223	217
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 2.90%, (1M USD LIBOR + 0.75%), 10/25/35 (f)	74	71
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 4.60%, 02/25/34 (f)	141	141
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 4.48%, 02/25/33 (f)	66	63
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 2.46%, (1M USD LIBOR + 0.06%), 05/25/37 (f)	62	54
Series 2004-M3-NC7, REMIC, 3.38%, (1M USD LIBOR + 0.98%), 07/25/34 (f)	483	478
Series 2005-M2-HE2, REMIC, 3.06%, (1M USD LIBOR + 0.66%), 01/25/35 (f)	1,338	1,287
MortgageIT Trust
Series 2004-M2-2, REMIC, 3.41%, (1M USD LIBOR + 1.01%), 12/25/34 (f)	417	401
Navient Funding, LLC
Series 2003-A5-2, 0.00%, (3M EURIBOR + 0.26%), 12/15/23, EUR (f)	47	53

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

253

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (f)	696	791
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (f)	348	395
Series 2004-A6B-3A, 3.13%, (3M USD LIBOR + 0.55%), 10/25/39 (f)	2,800	2,737
Navient Student Loan Trust
Series 2016-A-7A, 3.55%, (1M USD LIBOR + 1.15%), 12/25/28 (c) (f)	1,966	1,973
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 2.86%, (1M USD LIBOR + 0.45%), 10/07/20 (f)	611	611
Series 2010-2A-R3, REMIC, 2.97%, (1M USD LIBOR + 0.56%), 12/08/20 (f)	1,775	1,779
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 2.91%, (1M USD LIBOR + 0.77%), 05/25/35 (f)	2,735	2,611
OCP CLO Ltd
Series 2015-A1R-8A, 3.44%, (3M USD LIBOR + 0.85%), 04/17/27 (c) (f)	1,300	1,299
Series 2015-A1R-9A, 3.40%, (3M USD LIBOR + 0.80%), 07/15/27 (c) (f)	2,600	2,599
Series 2015-A1R-10A, 3.41%, (3M USD LIBOR + 0.82%), 10/26/27 (c) (f)	2,050	2,044
OHA Credit Partners IX Ltd
Series 2013-A1R-9A, 3.60%, (3M USD LIBOR + 1.01%), 10/20/25 (c) (f)	2,025	2,025
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (c) (f)	1,000	1,139
Perpetual Trustee Company Limited
Series 10-A-1, 2.50%, (ASX Australian Bank Bill Short Term Rates 1M Mid + 1.30%), 04/25/41, AUD (f)	94	66
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.82%, 08/25/33 (f)	80	81
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 3.27%, (1M USD LIBOR + 0.87%), 02/25/34 (f)	659	657
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 2.82%, (1M USD LIBOR + 0.63%), 12/25/35 (f)	500	491
Series 2006-M1-KS3, REMIC, 2.73%, (1M USD LIBOR + 0.33%), 04/25/36 (f)	1,000	977
Series 2006-A4-EMX4, REMIC, 2.63%, (1M USD LIBOR + 0.46%), 06/25/36 (f)	6,000	5,713
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	234	158
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 2.71%, (1M USD LIBOR + 0.31%), 08/25/24 (f)	839	796
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 2.55%, (1M USD LIBOR + 0.15%), 07/25/36 (f)	482	270
Series 2006-A2C-HE1, REMIC, 2.56%, (1M USD LIBOR + 0.16%), 07/25/36 (f) (j)	3,339	1,726
SLM Private Education Loan Trust
Series 2013-A2A-B, 1.85%, 06/17/30 (c)	285	285
Series 2011-A3-B, 4.64%, (1M USD LIBOR + 2.25%), 06/16/42 (c) (f)	1,150	1,162
SLM Student Loan Trust
Series 2008-A-9, 4.08%, (3M USD LIBOR + 1.50%), 04/25/23 (f)	1,331	1,345
SoFi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 01/25/21 (c)	1,641	1,637
Sound Point CLO LTD
Series 2015-AR-2A, 3.47%, (3M USD LIBOR + 0.88%), 07/20/27 (c) (f)	900	900
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 2.60%, (1M USD LIBOR + 0.20%), 06/25/37 (f)	2,126	1,599
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/27/36 (c)	4,746	4,779
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-5A-18, REMIC, 4.42%, 12/25/34 (f)	5	6
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 3.05%, (1M USD LIBOR + 0.66%), 10/19/34 (f)	15	14
	Shares/Par[1]	Value ($)
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 4.57%, 02/25/34 (f)	222	221
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (j)	473	41
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 3.47%, 10/15/27 (c)	250	249
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 4.62%, 04/25/45 (f)	152	147
Series 2006-A2B-4, REMIC, 4.84%, 07/25/36 (f)	169	158
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.85%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (c) (f)	7,200	9,186
Tralee CLO III Ltd
Series 2014-AR-3A, 3.62%, (3M USD LIBOR + 1.03%), 10/20/27 (c) (f)	2,600	2,596
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	235	248
Venture XX CLO Ltd
Series 2015-AR-20A, 3.42%, (3M USD LIBOR + 0.82%), 04/15/27 (c) (f)	5,620	5,603
Venture XXI CLO Ltd
Series 2015-AR-21A, 3.48%, (3M USD LIBOR + 0.88%), 07/15/27 (c) (f)	2,200	2,200
VOLT LXII LLC
Series 2017-A1-NPL9, 3.13%, 09/25/20 (c) (j)	1,954	1,948
Vornado DP LLC
Series 2010-A2FX-VNO, 4.00%, 09/13/20 (c)	4,600	4,694
Voya CLO Ltd
Series 2014-A1R-3A, 3.30%, 07/25/26 (c)	2,910	2,902
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 4.70%, 06/25/33 (f)	97	99
Series 2003-2A-AR9, REMIC, 4.38%, 09/25/33 (f)	100	99
Series 2005-3A1-AR10, REMIC, 3.88%, 08/25/35 (f)	19	18
Series 2005-2A1-AR14, REMIC, 4.06%, 12/25/35 (f)	98	97
Series 2006-1A-AR9, REMIC, 3.50%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (f)	2,068	1,982
Series 2007-1A-OA4, REMIC, 3.27%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (f)	306	286
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.54%, 03/25/33 (f)	47	47
Wells Fargo Mortgage Backed Securities Trust
Series 2004-A1-AA, REMIC, 4.97%, 12/25/34 (f)	72	72
Series 2006-3A1-AR8, REMIC, 5.00%, 04/25/36 (f)	341	342
Wind River CLO Ltd
Series 2012-AR2-1A, 0.00%, (3M USD LIBOR + 0.88%), 01/15/26 (c) (f)	1,800	1,800
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 3.55%, (3M USD LIBOR + 0.95%), 07/16/27 (c) (f)	3,570	3,558
Total Non-U.S. Government Agency Asset-Backed Securities (cost $173,197)		174,025
CORPORATE BONDS AND NOTES 9.5%
Financials 4.9%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,449
4.63%, 10/30/20	400	410
Ally Financial Inc.
3.75%, 11/18/19	200	201
4.13%, 03/30/20	250	252
4.25%, 04/15/21	50	51
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (m)	200	235
6.75%, (callable at 100 beginning 02/18/20), EUR (m)	400	467
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (m)	100	120

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

254

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (m)	1,160	1,211
Bank of Ireland
7.38%, (callable at 100 beginning 06/18/20), EUR (m)	200	240
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (m) (n)	2,500	2,956
6.63%, (callable at 100 beginning 06/29/21), EUR (m)	1,200	1,509
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	4,043
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	7,086
Diamond Finance International Limited
4.42%, 06/15/21 (c)	4,200	4,326
ERAC USA Finance LLC
2.70%, 11/01/23 (c)	100	100
Ford Motor Credit Company LLC
3.01%, (3M USD LIBOR + 0.43%), 11/02/20 (f)	600	594
General Electric Capital Corporation
2.20%, 01/09/20	1,300	1,300
4.38%, 09/16/20	100	102
3.10%, 01/09/23	2,300	2,321
General Motors Financial Company, Inc.
2.35%, 10/04/19	100	100
3.87%, (3M USD LIBOR + 1.27%), 10/04/19 (f)	100	100
Imperial Brands Finance PLC
2.95%, 07/21/20 (c)	1,200	1,204
ING Bank N.V.
2.63%, 12/05/22 (c)	2,000	2,024
John Deere Capital Corporation
2.63%, (3M USD LIBOR + 0.29%), 06/22/20 (f)	7,000	7,013
JT International Financial Services B.V.
3.50%, 09/28/23	200	208
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (m)	600	707
3.19%, (3M USD LIBOR + 0.80%), 06/21/21 (f)	2,600	2,601
Mitsubishi UFJ Financial Group Inc
4.40%, (3M USD LIBOR + 1.88%), 03/01/21 (f)	1,111	1,137
National Rural Utilities Cooperative Finance Corporation
2.69%, (3M USD LIBOR + 0.38%), 06/30/21 (f)	500	501
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	1,000	1,025
Navient Corporation
5.88%, 03/25/21	200	208
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (c)	100	101
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	265
5.30%, 01/27/25	106	112
8.75%, 05/23/26	300	370
6.00%, 01/27/28	4,939	5,246
6.63%, 01/16/34, GBP	200	282
State Bank of India
3.54%, (3M USD LIBOR + 0.95%), 04/06/20 (f)	4,300	4,307
The Goldman Sachs Group, Inc.
3.61%, (3M USD LIBOR + 1.20%), 09/15/20 (f)	5,800	5,856
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (m) (n)	200	215
3.90%, (3M USD LIBOR + 1.55%), 06/25/24 (f)	2,000	1,996
4.52%, 06/25/24 (f) (n)	1,300	1,351
The Toronto-Dominion Bank
2.25%, 03/15/21 (c)	3,000	3,008
UBS AG
3.03%, (3M USD LIBOR + 0.58%), 06/08/20 (c) (f)	5,400	5,424
UniCredit S.p.A.
7.83%, 12/04/23 (c)	9,650	10,994
	Shares/Par[1]	Value ($)
Volkswagen Group of America, Inc.
2.45%, 11/20/19 (c)	200	200
		87,528
Communication Services 1.1%
AT&T Inc.
3.27%, (3M USD LIBOR + 0.75%), 06/01/21 (f)	6,500	6,530
3.55%, (3M USD LIBOR + 0.95%), 07/15/21 (f)	4,300	4,336
5.15%, 02/15/50	1,500	1,653
5.30%, 08/15/58	500	555
Charter Communications Operating, LLC
3.58%, 07/23/20	2,120	2,139
Deutsche Telekom International Finance B.V.
1.95%, 09/19/21 (c)	2,600	2,571
Spectrum Management Holding Company, LLC
5.00%, 02/01/20	200	203
Sprint Communications, Inc.
7.00%, 08/15/20	700	726
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	563	563
Telefonica Emisiones, S.A.U.
5.88%, 07/15/19	400	401
		19,677
Utilities 1.0%
Consolidated Edison Company of New York, Inc.
2.75%, (3M USD LIBOR + 0.40%), 06/25/21 (f)	600	601
Dominion Energy Gas Holdings, LLC
3.01%, (3M USD LIBOR + 0.60%), 06/15/21 (f)	2,700	2,708
Duke Energy Corporation
3.03%, (3M USD LIBOR + 0.50%), 05/14/21 (f) (h) (k)	5,600	5,603
Eversource Energy
2.90%, 10/01/24	100	101
NextEra Energy Capital Holdings, Inc.
2.84%, (3M USD LIBOR + 0.32%), 09/03/19 (f)	3,340	3,341
2.92%, (3M USD LIBOR + 0.40%), 08/21/20 (f)	3,300	3,299
Sempra Energy
2.86%, (3M USD LIBOR + 0.45%), 03/15/21 (f)	800	797
Southern Power Company
2.94%, (3M USD LIBOR + 0.55%), 12/20/20 (c) (f)	1,600	1,602
		18,052
Consumer Staples 0.6%
BAT Capital Corp.
3.12%, (3M USD LIBOR + 0.59%), 08/14/20 (f)	3,100	3,107
Campbell Soup Company
3.30%, 03/15/21	300	304
Constellation Brands, Inc.
2.25%, 11/06/20	800	799
Danone
2.08%, 11/02/21 (c)	2,500	2,484
Kraft Heinz Foods Company
3.50%, 07/15/22	300	307
Pernod Ricard
5.75%, 04/07/21 (c)	2,500	2,639
		9,640
Information Technology 0.6%
Broadcom Corporation
2.38%, 01/15/20	2,000	1,995
3.00%, 01/15/22	200	201
eBay Inc.
3.80%, 03/09/22	200	207
Hewlett Packard Enterprise Company
3.32%, (3M USD LIBOR + 0.72%), 10/05/21 (f)	3,100	3,100
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,463
NXP B.V.
4.13%, 06/01/21 (c)	400	409
VMware, Inc.
3.90%, 08/21/27	200	201
		9,576
Energy 0.5%
Enbridge Inc.
2.98%, (3M USD LIBOR + 0.40%), 01/10/20 (f)	3,700	3,701

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

255

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.11%, (3M USD LIBOR + 0.70%), 06/15/20 (f)	5,100	5,116
Regency Energy Partners LP
5.75%, 09/01/20	100	103
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (j)	200	208
Spectra Energy Partners, LP
3.18%, (3M USD LIBOR + 0.70%), 06/05/20 (f)	200	201
		9,329
Industrials 0.5%
Aircastle Limited
5.13%, 03/15/21	2,500	2,589
Avolon Holdings Funding Limited
5.50%, 01/15/23 (c)	100	106
Central Nippon Expressway Company Limited
2.85%, 03/03/22	200	202
Equifax Inc.
3.60%, 08/15/21	900	915
International Lease Finance Corporation
8.25%, 12/15/20	500	539
Park Aerospace Holdings Limited
5.25%, 08/15/22 (c)	200	211
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (c)	100	102
Ryder System, Inc.
2.45%, 09/03/19	100	100
Textron Inc.
3.10%, (3M USD LIBOR + 0.55%), 11/10/20 (f)	3,610	3,611
		8,375
Consumer Discretionary 0.3%
Discovery Communications, LLC
2.95%, 03/20/23	100	101
General Motors Company
3.37%, (3M USD LIBOR + 0.80%), 08/07/20 (f)	30	30
McDonald's Corporation
3.01%, (3M USD LIBOR + 0.43%), 10/28/21 (f)	5,200	5,201
		5,332
Real Estate 0.0%
Akelius Residential Property Ab (Publ)
3.38%, 09/23/20, EUR	100	118
American Tower Corporation
2.80%, 06/01/20	200	200
Crown Castle International Corp.
3.15%, 07/15/23	200	204
		522
Health Care 0.0%
Amgen Inc.
1.85%, 08/19/21	100	99
Total Corporate Bonds And Notes (cost $165,095)		168,130
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Co. - Series L, 7.50% (m) (n)	1	682
Total Preferred Stocks (cost $500)		682
SHORT TERM INVESTMENTS 2.4%
Discount Notes 1.2%
Bank of Montreal
1.77%, 07/19/19, CAD (o) (p)	300	229
1.76%, 07/22/19, CAD (o) (p)	600	458
1.78%, 07/24/19, CAD (o) (p)	200	153
1.78%, 07/26/19, CAD (o) (p)	300	229
1.78%, 07/31/19, CAD (o) (p)	3,300	2,516
Canadian Imperial Bank of Commerce
1.78%, 07/12/19, CAD (o) (p)	2,800	2,137
CIMIC Group Limited
4.04%, 07/03/19, AUD (h) (o) (p)	3,000	2,106
Federal Home Loan Banks Office of Finance
2.45%, 08/16/19 (o) (p)	2,300	2,293
HSBC Bank Canada
1.80%, 07/24/19 - 07/26/19, CAD (o) (p)	1,600	1,221
Royal Bank of Canada
1.74%, 07/02/19, CAD (o) (p)	1,200	916
1.77%, 07/11/19, CAD (o) (p)	900	687
1.75%, 07/22/19, CAD (o) (p)	500	381
	Shares/Par[1]	Value ($)
1.75%, 07/25/19 - 07/26/19, CAD (o) (p)	2,200	1,677
1.77%, 07/31/19, CAD (o) (p)	1,900	1,449
The Bank of Nova Scotia
1.75%, 07/22/19, CAD (o) (p)	1,700	1,297
1.75%, 07/23/19 - 07/25/19, CAD (o) (p)	400	305
1.75%, 07/26/19, CAD (o) (p)	100	76
The Toronto-Dominion Bank
1.74%, 07/02/19, CAD (o) (p)	1,900	1,451
1.77%, 07/16/19, CAD (o) (p)	200	153
1.77%, 07/19/19, CAD (o) (p)	700	534
1.76%, 07/22/19, CAD (o) (p)	800	610
1.76%, 07/24/19, CAD (o) (p)	900	686
1.77%, 07/26/19, CAD (o) (p)	200	153
		21,717
Certificates of Deposit 0.6%
Barclays Bank PLC
2.98%, (3M USD LIBOR + 0.40%), 10/25/19 (f)	11,000	10,999
Treasury Securities 0.5%
Presidencia Da Republica Federativa Do Brasil
6.04%, 01/01/20, BRL (o)	31,502	7,962
U.S. Treasury Bill
2.49%, 07/05/19 (e) (o)	103	103
		8,065
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (q) (r)	1,351	1,351
Total Short Term Investments (cost $42,238)		42,132
Total Investments 153.0% (cost $2,685,808)		2,718,148
Total Forward Sales Commitments (1.1)% (proceeds $19,159)		(19,148)
Total Purchased Options 0.0% (cost $16)		1
Other Derivative Instruments (0.2)%		(3,121)
Other Assets and Liabilities, Net (51.7)%		(919,144)
Total Net Assets 100.0%		1,776,736

(a)  Treasury inflation indexed note, par amount is adjusted for inflation.

(b)   Treasury inflation indexed note, par amount is not adjusted for inflation.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $188,928 and 10.6%, respectively.

(d)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $1,124,941.

(e)   All or a portion of the security is pledged or segregated as collateral.

(f)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g)  All or a portion of the security was on loan.

(h)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

256

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(k)  Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m)   Perpetual security. Next contractual call date presented, if applicable.

(n)   Convertible security.

(o)  The coupon rate represents the yield to maturity.

(p)   The security is a direct debt of the agency and not collateralized by mortgages.

(q)  Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

FORWARD SALES COMMITMENTS (1.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.1%)
Mortgage-Backed Securities (1.1%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 08/15/48 (a)	(19,000)	(19,148)
Total Government And Agency Obligations (proceeds $19,159)		(19,148)
Total Forward Sales Commitments (1.1%) (proceeds $19,159)		(19,148)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $19,159.

JNL/PPM America Floating Rate Income Fund
SENIOR LOAN INTERESTS 93.0%
Consumer Discretionary 20.9%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/15/24 (a)	6,954	6,896
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 05/30/25 (a)	2,967	2,952
Adient US LLC
Term Loan B, 6.82%, (3M LIBOR + 4.25%), 05/03/24 (a)	938	912
Term Loan B, 6.89%, (3M LIBOR + 4.25%), 05/03/24 (a)	2,812	2,737
Allied Universal Holdco LLC
Term Loan, 6.15%, (3M LIBOR + 3.75%), 07/28/22 (a)	4,333	4,323
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	127	126
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	1,283	1,277
Alterra Mountain Company
Term Loan B1, 5.40%, (3M LIBOR + 3.00%), 06/28/24 (a)	3,098	3,083
Altice France S.A.
USD Term Loan B12, 6.08%, (3M LIBOR + 3.69%), 01/31/26 (a)	6,540	6,328
Altra Industrial Motion Corp.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 09/26/25 (a)	2,927	2,871
American Axle and Manufacturing, Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.25%), 03/10/24 (a)	3,484	3,404
Term Loan B, 4.84%, (3M LIBOR + 2.25%), 03/10/24 (a)	1,768	1,727
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (a)	2,991	2,852
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.67%, (3M LIBOR + 3.25%), 09/20/24 (a)	3,572	3,557
Bombardier Recreational Products, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/30/23 (a)	2,939	2,895
2019 Incremental Term Loan B2, 0.00%, (3M LIBOR + 2.50%), 05/23/25 (a) (b)	2,495	2,471
	Shares/Par[1]	Value ($)
Boyd Gaming Corporation
Term Loan B3, 4.61%, (3M LIBOR + 2.25%), 09/15/23 (a)	2,996	2,977
Burlington Coat Factory Warehouse Corporation
2017 Term Loan B5, 4.40%, (3M LIBOR + 2.00%), 11/17/24 (a)	2,998	3,003
Caesars Entertainment Operating Company
Term Loan, 4.40%, (3M LIBOR + 2.00%), 04/03/24 (a)	6,320	6,263
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 5.15%, (3M LIBOR + 2.75%), 12/23/24 (a)	11,305	11,104
Callaway Golf Company
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 12/31/25 (a)	1,385	1,396
Camelot UK Holdco Limited
Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (a)	2,154	2,158
Champ Acquisition Corporation
Term Loan, 7.83%, (3M LIBOR + 5.50%), 12/17/25 (a)	1,493	1,474
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (a)	9,742	9,728
CityCenter Holdings, LLC
2017 Term Loan B, 4.65%, (1M LIBOR + 2.25%), 04/14/24 (a)	7,715	7,679
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 05/13/22 (a)	322	315
Constellis Holdings, LLC
2017 1st Lien Term Loan, 7.58%, (1M LIBOR + 5.00%), 04/17/24 (a)	2,281	1,711
Core & Main LP
2017 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 07/19/24 (a) (b)	1,860	1,854
2017 Term Loan B, 5.52%, (3M LIBOR + 3.00%), 07/19/24 (a)	3,083	3,073
Creative Artists Agency, LLC
2018 Term Loan B, 5.40%, (1M LIBOR + 3.00%), 02/15/24 (a)	2,995	2,983
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (a)	4,771	4,689
Dana Incorporated
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 02/27/26 (a) (b)	1,000	997
Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/27/26 (a)	2,992	2,984
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 02/01/24 (a)	5,176	5,049
DexKo Global Inc.
Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/24/24 (a)	1,480	1,473
Dynacast International LLC
Term Loan B2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (a)	2,042	1,965
Eldorado Resorts LLC
2017 Term Loan B, 4.69%, (1M LIBOR + 2.25%), 03/15/24 (a)	2,990	2,976
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (1M LIBOR + 3.00%), 03/08/24 (a)	3,114	3,104
ESH Hospitality, Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/30/23 (a)	5,325	5,315
Fitness International, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 04/13/25 (a)	3,770	3,739
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.40%, (3M LIBOR + 2.00%), 11/30/23 (a)	5,939	5,923
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (a)	2,660	2,635
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (a)	3,318	3,287

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

257

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Hayward Industries, Inc.
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/04/24 (a)	2,970	2,904
Helix Gen Funding, LLC
Term Loan B, 6.15%, (3M LIBOR + 3.75%), 03/02/24 (a)	2,836	2,664
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 6.33%, (1M LIBOR + 4.00%), 11/11/23 (a)	1,333	1,326
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	2,623	2,594
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 04/25/24 (a)	4,833	4,560
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 0.00%, (1M LIBOR + 4.00%), 05/21/25 (a) (b)	1,700	1,672
2018 Term Loan B, 6.33%, (1M LIBOR + 4.00%), 05/21/25 (a)	1,251	1,230
International Textile Group, Inc
1st Lien Term Loan, 7.33%, (3M LIBOR + 5.00%), 04/19/24 (a) (c)	8	8
1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 04/19/24 (a) (c)	1,316	1,211
IRB Holding Corp
1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 01/18/25 (a)	6,689	6,598
Jo-Ann Stores, Inc.
Term Loan, 7.59%, (3M LIBOR + 5.00%), 09/29/23 (a)	1,985	1,780
Las Vegas Sands LLC
2018 Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/27/25 (a)	6,815	6,758
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 12/24/21 (a)	1,750	1,741
2nd Lien Term Loan, 9.14%, (3M LIBOR + 6.75%), 06/23/23 (a) (c)	225	222
Life Time Fitness Inc
2017 Term Loan B, 5.27%, (3M LIBOR + 2.75%), 06/22/22 (a)	5,733	5,704
Lifetime Brands, Inc.
Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/25 (a)	855	848
Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/13/25 (a)	1,466	1,455
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 03/20/25 (a)	3,677	3,648
MA FinanceCo., LLC
2017 Term Loan B2, 4.65%, (3M LIBOR + 2.25%), 11/19/21 (a)	2,418	2,389
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (a)	2,990	2,987
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 03/15/25 (a)	3,689	3,610
Michaels Stores, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/01/23 (a)	6,650	6,430
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.40%, (3M LIBOR + 4.00%), 10/30/23 (a)	1,050	976
NPC International, Inc.
1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 04/05/24 (a)	1,952	1,567
Numericable Group SA
USD Term Loan B11, 5.15%, (3M LIBOR + 2.75%), 07/31/25 (a)	5,081	4,829
NVA Holdings, Inc.
Term Loan B3, 5.15%, (3M LIBOR + 2.75%), 01/31/25 (a)	3,249	3,244
Party City Holdings Inc.
2018 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 08/19/22 (a)	3,029	3,006
	Shares/Par[1]	Value ($)
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (a)	4,413	4,418
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/15/25 (a)	4,622	4,601
PetSmart, Inc.
Consenting Term Loan, 6.67%, (3M LIBOR + 4.25%), 03/11/22 (a)	532	517
Playa Resorts Holding B.V.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/07/24 (a)	4,845	4,631
ProQuest LLC
New Term Loan B, 5.65%, (3M LIBOR + 3.25%), 10/24/21 (a)	2,894	2,883
Rodan & Fields, LLC
2018 Term Loan B, 6.39%, (3M LIBOR + 4.00%), 06/07/25 (a)	1,778	1,594
2018 Term Loan B, 8.50%, (3M PRIME + 4.00%), 06/07/25 (a)	5	4
Scientific Games International, Inc.
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (a)	1,398	1,375
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (a)	5,804	5,712
Serta Simmons Bedding, LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 10/21/23 (a)	1,031	664
1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 10/21/23 (a)	3,648	2,349
ServiceMaster Company
2016 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 11/08/23 (a)	861	860
Shutterfly, Inc.
Term Loan B2, 0.00%, (3M LIBOR + 2.50%), 08/17/24 (a) (b)	980	979
Term Loan B2, 4.91%, (3M LIBOR + 2.50%), 08/17/24 (a)	2,022	2,020
Sinclair Television Group Inc.
Term Loan B2, 4.66%, (3M LIBOR + 2.25%), 01/06/24 (a)	2,983	2,942
SIWF Holdings Inc.
1st Lien Term Loan, 6.65%, (3M LIBOR + 4.25%), 05/25/25 (a)	3,443	3,408
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 04/09/26 (a)	2,820	2,821
Spin Holdco Inc.
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 11/14/22 (a)	3,655	3,578
SRAM, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/15/24 (a) (b)	1,000	997
2018 Term Loan B, 5.23%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,018	1,015
2018 Term Loan B, 5.29%, (3M LIBOR + 2.75%), 03/15/24 (a)	1,097	1,094
2018 Term Loan B, 7.25%, (3M LIBOR + 2.75%), 03/15/24 (a)	45	45
Staples, Inc.
7 Year Term Loan, 7.60%, (3M LIBOR + 5.00%), 04/05/26 (a)	4,000	3,834
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (a)	6,007	6,004
Station Casinos LLC
2016 Term Loan B, 4.91%, (3M LIBOR + 2.50%), 05/24/23 (a)	8,814	8,768
Tenneco, Inc.
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/01/25 (a)	5,129	4,728
TI Group Automotive Systems, L.L.C.
Term Loan, 4.90%, (3M LIBOR + 2.50%), 06/25/22 (a)	2,690	2,661
Trader Corporation
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 09/28/23 (a)	1,650	1,641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

258

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
TruGreen Limited Partnership
2019 Term Loan, 6.16%, (3M LIBOR + 3.75%), 03/19/26 (a)	1,880	1,881
Univision Communications Inc.
Term Loan C5, 5.15%, (3M LIBOR + 2.75%), 03/15/24 (a)	4,247	4,039
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 05/15/22 (a)	1,838	1,801
WideOpenWest Finance LLC
2017 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 08/19/23 (a)	5,035	4,912
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 2.75%), 05/11/25 (a)	7,784	7,498
WMG Acquisition Corp.
2018 Term Loan F, 4.53%, (3M LIBOR + 2.13%), 11/01/23 (a)	5,761	5,678
		326,178
Information Technology 13.1%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 0.00%, (3M LIBOR + 1.75%), 03/31/23 (a) (b)	1,935	1,907
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	5,164	5,025
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (a)	797	775
2nd Lien Term Loan, 9.65%, (3M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,921
Ancestry.com Operations Inc.
2017 1st Lien Term Loan, 5.66%, (1M LIBOR + 3.25%), 10/19/23 (a)	5,753	5,731
AppLovin Corporation
2018 Term Loan B, 5.90%, (3M LIBOR + 3.50%), 07/13/26 (a)	4,384	4,370
Avast Software B.V.
2018 USD Term Loan B, 4.58%, (3M LIBOR + 2.25%), 09/30/23 (a)	1,553	1,548
Avaya, Inc.
2018 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 12/14/24 (a)	4,475	4,274
Banff Merger Sub Inc
2018 USD Term Loan B, 6.58%, (3M LIBOR + 4.25%), 06/30/25 (a)	5,965	5,639
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/31/25 (a)	4,054	4,019
Brave Parent Holdings, Inc.
1st Lien Term Loan, 6.58%, (3M LIBOR + 4.00%), 04/17/25 (a)	2,233	2,209
Cabot Microelectronics Corporation
Term Loan B, 4.69%, (3M LIBOR + 2.25%), 11/01/25 (a)	1,352	1,349
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.68%, (1M LIBOR + 3.25%), 10/03/23 (a)	303	303
CommScope, Inc.
2019 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 02/07/26 (a)	2,982	2,970
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 5.16%, (1M LIBOR + 2.75%), 03/30/24 (a)	3,219	3,172
Dell International LLC
2017 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 09/07/23 (a)	12,972	12,900
DigiCert, Inc.
2017 Term Loan B1, 6.40%, (3M LIBOR + 4.00%), 09/19/24 (a)	4,222	4,201
DTI Holdco, Inc.
2018 Term Loan B, 7.33%, (1M LIBOR + 4.75%), 09/29/23 (a)	2,537	2,320
Dynatrace LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 08/08/25 (a)	2,556	2,549
	Shares/Par[1]	Value ($)
Entegris, Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 11/05/25 (a)	1,493	1,492
Eta Australia Holdings III Pty Ltd
Term Loan, 6.40%, (3M LIBOR + 4.00%), 03/08/26 (a)	1,880	1,879
EVO Payments International LLC
2018 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 12/22/23 (a)	2,933	2,921
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (a)	5,635	5,460
First Data Corporation
Term Loan, 4.40%, (1M LIBOR + 2.00%), 07/08/22 - 04/26/24 (a)	14,802	14,783
Global Tel*Link Corporation
2018 1st Lien Term Loan, 6.65%, (1M LIBOR + 4.25%), 11/29/25 (a)	1,097	1,047
2018 2nd Lien Term Loan, 10.65%, (3M LIBOR + 8.25%), 11/29/26 (a)	1,000	963
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 07/27/25 (a)	2,171	2,163
Go Daddy Operating Company, LLC
Term Loan, 4.40%, (3M LIBOR + 2.00%), 02/15/24 (a)	3,879	3,877
II-VI Incorporated
Term Loan B, 0.00%, (3M LIBOR + 3.50%), 06/28/26 (a) (b)	3,702	3,645
Infor (US), Inc.
Term Loan B6, 5.08%, (3M LIBOR + 2.75%), 02/07/22 (a)	2,577	2,569
IRI Holdings, Inc.
2018 1st Lien Term Loan, 7.02%, (3M LIBOR + 4.50%), 11/06/25 (a)	6,338	6,314
Lumentum Holdings
2018 1st Lien Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/08/25 (a)	2,985	2,966
MA FinanceCo., LLC
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	808	791
McAfee, LLC
2018 USD Term Loan B, 6.16%, (3M LIBOR + 3.75%), 09/29/24 (a)	414	414
2018 USD Term Loan B, 6.18%, (3M LIBOR + 3.75%), 09/30/24 (a)	3,953	3,945
MH Sub I, LLC
2017 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/09/24 (a)	2,996	2,940
MKS Instruments, Inc.
2018 Term Loan B5, 4.65%, (3M LIBOR + 2.25%), 01/18/26 (a)	1,496	1,497
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.94%, (3M LIBOR + 4.50%), 07/13/25 (a)	2,993	2,853
NaviHealth, Inc.
2018 Term Loan B, 7.41%, (3M LIBOR + 5.00%), 08/01/25 (a) (c)	2,680	2,653
NeuStar, Inc.
2018 Term Loan B4, 5.90%, (3M LIBOR + 3.50%), 08/08/24 (a)	2,752	2,662
Nuvei Technologies Corp.
2019 Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/26 (a) (b)	1,410	1,389
ON Semiconductor Corporation
2018 1st Lien Term Loan B, 4.15%, (3M LIBOR + 1.75%), 03/31/23 (a)	2,606	2,568
Presidio, Inc.
2017 Refinanced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 (a)	48	48
2017 Refinanced Term Loan B, 5.34%, (3M LIBOR + 2.75%), 02/02/24 (a)	3,540	3,524
PSAV Holdings LLC
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/23/25 (a)	86	83
2018 1st Lien Term Loan, 5.66%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,402	1,361

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

259

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,396	1,354
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.58%, (1M LIBOR + 3.00%), 11/03/23 (a)	5,467	5,038
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	6,372	6,217
Rocket Software, Inc.
2018 Term Loan, 6.65%, (3M LIBOR + 4.25%), 11/20/25 (a)	3,631	3,545
Seattle Spinco, Inc.
USD Term Loan B3, 4.90%, (3M LIBOR + 2.50%), 04/19/24 (a)	5,455	5,339
Sirius Computer Solutions, Inc.
Term Loan, 6.65%, (3M LIBOR + 4.25%), 10/30/22 (a)	1,453	1,458
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 05/22/26 (a) (b)	2,820	2,812
Sophia, L.P.
2017 Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (a)	4,641	4,626
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	2,800	2,788
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (a)	4,083	4,065
SurveyMonkey Inc.
2018 Term Loan B, 6.14%, (3M LIBOR + 3.75%), 10/10/25 (a) (c)	2,056	2,056
TriTech Software Systems
2018 Term Loan B, 6.15%, (3M LIBOR + 3.75%), 08/16/25 (a)	2,791	2,754
Verifone Systems, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 08/09/25 (a) (b)	1,000	968
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (a)	5,373	5,198
Vertafore, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 06/04/25 (a)	2,015	1,933
Western Digital Corporation
2018 Term Loan B4, 4.15%, (3M LIBOR + 1.75%), 04/29/23 (a)	6,326	6,189
WEX Inc.
2017 Term Loan B2, 0.00%, 07/01/23 (a) (b)	2,050	2,030
Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 05/17/26 (a)	2,619	2,593
		204,952
Industrials 11.6%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	792	794
Advanced Disposal Services Inc.
Term Loan B3, 4.64%, (3M LIBOR + 2.25%), 11/10/23 (a)	5,109	5,100
AI Mistral Holdco Limited
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 01/26/24 (a)	3,189	2,779
Allegiant Travel Company
Term Loan B, 7.07%, (3M LIBOR + 4.50%), 01/29/24 (a)	2,887	2,885
Altran Technologies
2018 USD Term Loan B, 4.89%, (3M LIBOR + 2.50%), 01/31/25 (a)	1,975	1,971
American Airlines, Inc.
Repriced Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/28/23 (a)	1,746	1,720
2017 Incremental Term Loan, 4.39%, (3M LIBOR + 2.00%), 12/14/23 (a)	2,813	2,767
2018 Term Loan B, 4.06%, (3M LIBOR + 1.75%), 06/11/25 (a)	2,773	2,696
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 4.13%, (3M LIBOR + 1.75%), 01/15/25 (a)	3,951	3,943
	Shares/Par[1]	Value ($)
Beacon Roofing Supply, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 2.25%), 01/02/25 (a) (b)	1,940	1,915
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.73%, (3M LIBOR + 4.25%), 06/16/24 (a)	2,164	2,089
Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (a)	2,441	2,356
2017 Term Loan, 6.84%, (3M LIBOR + 4.25%), 06/17/24 (a)	24	23
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (a)	3,770	3,760
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 07/26/25 (a)	4,873	4,860
Builders FirstSource, Inc.
2017 Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (a)	1,204	1,199
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (a)	6,740	6,403
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 01/31/25 (a)	2,470	2,383
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (a)	1,472	1,478
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/22/25 (a)	2,956	2,690
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 6.15%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	2,674	2,664
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (a)	2,275	2,213
EWT Holdings III Corp.
Term Loan, 5.40%, (1M LIBOR + 3.00%), 12/13/24 (a)	2,312	2,300
Filtration Group Corporation
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 03/27/25 (a)	4,444	4,430
Gardner Denver, Inc.
2017 USD Term Loan B, 5.15%, (1M LIBOR + 2.75%), 07/30/24 (a)	4,188	4,191
Gates Global LLC
2017 USD Repriced Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/01/24 (a)	6,448	6,402
GFL Environmental Inc.
2018 USD Term Loan B, 5.40%, (3M LIBOR + 3.00%), 05/11/25 (a)	3,021	2,969
Hamilton Holdco, LLC
2018 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 06/01/25 (a)	4,693	4,658
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 08/16/23 (a)	5,307	5,160
Hillman Group Inc. (The)
2018 Term Loan B, 6.40%, (1M LIBOR + 4.00%), 05/16/25 (a)	3,566	3,428
IBC Capital Limited
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/11/23 (a)	2,248	2,241
Janus International Group, LLC
2018 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 02/07/25 (a) (c)	2,869	2,840
L&W, Inc.
2018 Term Loan B, 6.40%, (1M LIBOR + 4.00%), 05/18/25 (a) (c)	1,693	1,651
MX Holdings US, Inc.
2018 USD Term Loan B1C, 5.40%, (3M LIBOR + 3.00%), 06/18/25 (a)	2,673	2,666
Navistar International Corporation
2017 1st Lien Term Loan B, 5.91%, (3M LIBOR + 3.50%), 11/01/24 (a)	4,098	4,084

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

260

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (a)	5,555	5,510
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.50%), 04/18/25 (a)	2,772	2,720
Pike Corporation
2018 Term Loan B, 5.91%, (3M LIBOR + 3.50%), 03/13/25 (a)	1,563	1,564
PODS, LLC
2018 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 11/21/24 (a)	3,118	3,068
Prime Security Services Borrower, LLC
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 05/02/22 (a)	7,468	7,413
Rexnord LLC
2017 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/21/24 (a)	4,450	4,444
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 5.94%, (3M LIBOR + 3.50%), 02/14/25 (a) (c)	1,778	1,635
2018 2nd Lien Term Loan, 10.44%, (3M LIBOR + 8.00%), 02/14/26 (a)	450	386
Sabre Industries, Inc.
2019 Term Loan B, 6.89%, (3M LIBOR + 4.50%), 04/09/26 (a) (d)	3,011	3,005
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 01/26/25 (a)	2,247	2,117
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (a)	6,085	6,056
Titan Acquisition Limited
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 03/16/25 (a)	7,258	6,921
Trans Union, LLC
Term Loan B3, 4.40%, (3M LIBOR + 2.00%), 04/09/23 (a)	4,363	4,353
2018 Term Loan B4, 4.40%, (3M LIBOR + 2.00%), 06/12/25 (a)	554	553
TransDigm, Inc.
2018 Term Loan G, 4.83%, (3M LIBOR + 2.50%), 08/22/24 (a)	5,510	5,391
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	3,984	3,888
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,652	3,556
USIC Holdings, Inc.
2017 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (a)	3,107	3,081
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 02/28/24 (a)	2,201	2,152
Ventia Deco LLC
2016 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 05/21/22 (a)	1,648	1,645
West Corporation
Term Loan, 6.44%, (3M LIBOR + 4.00%), 10/03/24 (a)	3,605	3,358
XPO Logistics, Inc.
2019 Term Loan B1, 4.88%, (3M LIBOR + 2.50%), 02/24/25 (a)	2,995	2,996
		181,520
Health Care 11.1%
Accelerated Health Systems, LLC
Term Loan B, 5.92%, (3M LIBOR + 3.50%), 11/02/25 (a)	604	605
ADMI Corp.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/06/24 (a)	4,766	4,685
Agiliti Health, Inc
Term Loan, 5.50%, (3M LIBOR + 3.00%), 10/18/25 (a)	2,037	2,029
Air Methods Corporation
2017 Term Loan B, 5.83%, (3M LIBOR + 3.50%), 04/12/24 (a)	955	772
	Shares/Par[1]	Value ($)
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 10/20/23 (a) (c)	2,397	2,289
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (a)	2,381	2,243
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.94%, (3M LIBOR + 3.50%), 03/26/25 (a)	8,858	8,783
Athenahealth, Inc.
2019 Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/25/26 (a)	7	7
2019 Term Loan B, 7.05%, (3M LIBOR + 4.50%), 01/25/26 (a)	2,753	2,744
ATI Holdings Acquisition, Inc.
2016 Term Loan, 0.00%, (3M LIBOR + 3.50%), 05/10/23 (a) (b)	1,960	1,930
2016 Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 (a)	175	173
Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (a)	3,322	3,272
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 6.15%, (3M LIBOR + 3.75%), 07/23/25 (a)	4,250	4,252
Change Healthcare Holdings LLC
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (a)	7,169	7,109
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.44%, (3M LIBOR + 3.00%), 06/07/23 (a)	5,473	5,436
Concentra Inc.
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 2.75%), 06/01/22 (a)	3,027	3,024
DaVita, Inc.
Term Loan B, 5.14%, (1M LIBOR + 2.75%), 06/20/21 (a)	2,484	2,480
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.65%, (3M LIBOR + 4.25%), 04/12/24 (a)	4,627	4,334
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (a)	392	345
Equian LLC
Add on Term Loan B, 5.65%, (3M LIBOR + 3.25%), 05/20/24 (a)	3,766	3,761
ExamWorks Group, Inc.
Term Loan, 5.65%, (1M LIBOR + 3.25%), 07/27/23 (a)	3,613	3,604
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 3.75%), 06/20/25 (a)	4,469	4,469
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (a)	2,901	2,843
Global Medical Response, Inc.
2018 Term Loan B1, 5.64%, (3M LIBOR + 3.25%), 04/28/22 (a)	3,255	3,061
Jaguar Holding Company II
Term Loan, 4.90%, (3M LIBOR + 2.50%), 08/18/22 (a)	3,694	3,670
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.44%, (3M LIBOR + 5.00%), 06/21/25 (a)	2,779	2,737
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (a)	2,098	2,097
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (a)	8,883	8,480
National Mentor Holdings, Inc.
2019 Term Loan B, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (a)	3,551	3,562
2019 Term Loan C, 6.66%, (3M LIBOR + 4.25%), 03/09/26 (a)	221	222
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.68%, (3M LIBOR + 3.25%), 06/01/25 (a)	5,904	5,671

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

261

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Parexel International Corporation
Term Loan B, 5.15%, (3M LIBOR + 2.75%), 08/06/24 (a)	5,938	5,680
Phoenix Guarantor Inc
Term Loan B, 6.92%, (3M LIBOR + 4.50%), 02/12/26 (a)	4,217	4,195
Prestige Brands, Inc.
Term Loan B4, 0.00%, (3M LIBOR + 2.00%), 01/20/24 (a) (b)	965	960
Term Loan B4, 4.40%, (3M LIBOR + 2.00%), 01/20/24 (a)	2,912	2,896
Prospect Medical Holdings, Inc.
2018 Term Loan B, 7.94%, (3M LIBOR + 5.50%), 02/12/24 (a)	2,423	2,280
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 0.00%, (3M LIBOR + 4.75%), 06/28/25 (a) (b)	490	488
2018 1st Lien Term Loan B, 7.34%, (3M LIBOR + 4.75%), 06/28/25 (a)	1,388	1,384
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	913	910
RadNet, Inc.
Reprice Term Loan, 6.11%, (3M LIBOR + 3.50%), 06/30/23 (a)	3,109	3,109
Reprice Term Loan, 8.00%, (3M PRIME + 2.50%), 06/30/23 (a)	45	45
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (a)	4,962	4,930
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (a)	13	12
Select Medical Corporation
2017 Term Loan B, 4.85%, (3M LIBOR + 2.50%), 03/06/25 (a)	5,376	5,346
Sound Inpatient Physicians
2018 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 06/19/25 (a)	4,109	4,098
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.66%, (3M LIBOR + 3.25%), 06/18/24 (a)	4,106	3,955
Team Health Holdings, Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 01/12/24 (a)	5,999	5,301
Tivity Health Inc
Term Loan A, 6.65%, (3M LIBOR + 4.25%), 03/08/24 (a)	823	816
Term Loan B, 7.65%, (3M LIBOR + 5.25%), 03/08/26 (a)	899	898
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/16/24 (a) (b)	800	782
Term Loan, 5.40%, (3M LIBOR + 3.00%), 06/16/24 (a)	5,404	5,283
U.S. Renal Care, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 5.00%), 06/11/26 (a) (b)	1,880	1,843
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.41%, (3M LIBOR + 3.00%), 05/19/25 (a)	7,393	7,388
Verscend Holding Corp.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 08/08/25 (a)	5,657	5,654
Vizient, Inc.
2019 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 04/17/26 (a)	1,277	1,275
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.90%, (3M LIBOR + 5.50%), 09/25/25 (a)	2,995	2,943
		173,160
Financials 10.5%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (a)	6,976	6,935
Advisor Group, Inc.
2018 Term Loan, 6.15%, (3M LIBOR + 3.75%), 08/13/25 (a)	3,325	3,321
	Shares/Par[1]	Value ($)
AlixPartners, LLP
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/28/24 (a)	2,982	2,972
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 05/07/25 (a)	3,930	3,813
Altice Financing SA
2017 USD Term Loan B, 5.14%, (3M LIBOR + 2.75%), 07/31/25 (a)	2,568	2,430
USD 2017 1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 01/06/26 (a)	1,198	1,134
Altice France S.A.
2018 Term Loan B13, 6.39%, (3M LIBOR + 4.00%), 07/13/26 (a)	1,234	1,206
AmWINS Group, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/19/24 (a)	2,819	2,797
2017 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 01/19/24 (a)	837	830
Aretec Group, Inc.
2018 Term Loan, 6.65%, (3M LIBOR + 4.25%), 08/15/25 (a)	2,647	2,577
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.90%, (3M LIBOR + 3.50%), 10/22/24 (a)	6,904	6,827
Asurion LLC
2017 Term Loan B4, 5.40%, (3M LIBOR + 3.00%), 08/04/22 (a)	4,529	4,516
2017 2nd Lien Term Loan, 8.90%, (3M LIBOR + 6.50%), 08/04/25 (a)	750	760
BCP Renaissance Parent LLC
2017 Term Loan B, 6.08%, (3M LIBOR + 3.50%), 09/20/24 (a)	3,934	3,920
Belron Finance US LLC
2018 Term Loan B, 5.04%, (3M LIBOR + 2.50%), 11/19/25 (a)	2,992	2,989
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,460	2,462
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 5.08%, (3M LIBOR + 2.75%), 06/30/23 (a)	2,872	2,852
Crown Finance US, Inc.
Term Loan, 4.65%, (3M LIBOR + 2.25%), 02/05/25 (a)	6,400	6,290
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/04/24 (a)	3,170	3,067
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.64%, (3M LIBOR + 3.25%), 06/26/25 (a)	3,204	3,191
Encapsys, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/27/24 (a)	1,774	1,764
First American Payment Systems, L.P.
Term Loan, 7.35%, (1M LIBOR + 4.75%), 01/02/24 (a)	1,009	1,007
Garrett LX III S.a r.l.
2018 USD Term Loan B, 4.82%, (3M LIBOR + 2.50%), 09/22/25 (a)	3,992	3,918
Hub International Limited
2018 Term Loan B, 5.59%, (3M LIBOR + 3.00%), 04/25/25 (a)	4,548	4,430
Ineos US Finance LLC
2017 USD Term Loan B, 4.40%, (3M LIBOR + 2.00%), 03/31/24 (a)	4,664	4,598
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.33%, (1M LIBOR + 4.00%), 11/21/24 (a)	2,934	2,838
iStar, Inc.
2016 Term Loan B, 5.13%, (3M LIBOR + 2.75%), 06/30/20 (a)	2,700	2,693
2016 Term Loan B, 5.17%, (3M LIBOR + 2.75%), 06/30/20 (a)	2,660	2,653
Jane Street Group, LLC
2018 Term Loan B, 5.40%, (3M LIBOR + 3.00%), 08/25/22 (a)	4,429	4,398

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2017 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 02/16/24 (a)	10,750	10,659
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.65%, (3M LIBOR + 2.25%), 09/23/24 (a)	3,192	3,181
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (a)	2,201	2,170
NFP Corp.
Term Loan B, 5.40%, (3M LIBOR + 3.00%), 01/06/24 (a)	5,050	4,904
PMHC II, Inc.
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 03/20/25 (a)	518	469
2018 1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (a)	393	357
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.65%, (3M LIBOR + 3.25%), 11/06/25 (a)	6,338	6,242
SolarWinds Holdings, Inc.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 02/06/24 (a)	4,189	4,165
Solera, LLC
USD Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/03/23 (a)	4,053	4,021
Telenet Financing USD LLC
USD Term Loan AN, 4.64%, (3M LIBOR + 2.25%), 08/31/26 (a)	4,897	4,841
TKC Holdings, Inc.
2017 1st Lien Term Loan, 6.16%, (3M LIBOR + 3.75%), 02/08/23 (a)	2,901	2,837
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.54%, (3M LIBOR + 5.00%), 03/18/26 (a)	2,820	2,647
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (a)	4,093	4,082
Unitymedia Finance LLC
2018 Term Loan E, 4.39%, (3M LIBOR + 2.00%), 05/24/23 (a)	2,900	2,892
Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/30/25 (a)	2,880	2,870
UPC Financing Partnership
USD Term Loan AR, 4.89%, (3M LIBOR + 2.50%), 01/15/26 (a)	5,247	5,240
Ventia Deco LLC
2019 Term Loan, 0.00%, 05/21/26 (a) (b)	655	654
Veritas Bermuda Ltd.
USD Repriced Term Loan B, 6.94%, (3M LIBOR + 4.50%), 01/27/23 (a)	1,413	1,283
USD Repriced Term Loan B, 7.10%, (3M LIBOR + 4.50%), 01/27/23 (a)	397	361
VFH Parent LLC
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (a)	4,447	4,452
Victory Capital Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/30/26 (a) (b)	2,820	2,821
		164,336
Materials 9.3%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 10/31/23 (a)	5,721	5,633
Avantor, Inc.
2017 1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 09/22/24 (a)	1,509	1,515
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 7.02%, (3M LIBOR + 4.50%), 07/25/25 (a)	1,700	1,673
Berry Global, Inc.
USD Term Loan U, 0.00%, (3M LIBOR + 2.50%), 05/17/26 (a) (b)	1,695	1,682
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (a)	6,569	6,337
	Shares/Par[1]	Value ($)
Charter NEX US, Inc.
Incremental Term Loan, 5.90%, (3M LIBOR + 3.50%), 05/16/24 (a)	2,184	2,174
Composite Resins Holding B.V.
2018 Term Loan B, 6.82%, (3M LIBOR + 4.25%), 06/27/25 (a) (c)	2,342	2,313
Consolidated Container Company LLC
2017 1st Lien Term Loan, 5.15%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,139	3,084
Emerald Performance Materials, LLC
New 1st Lien Term Loan, 5.90%, (1M LIBOR + 3.50%), 07/23/21 (a)	1,608	1,601
Ferro Corporation
2018 USD Term Loan B1, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,935	1,918
2018 USD Term Loan B2, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,510	1,497
2018 USD Term Loan B3, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,478	1,465
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.44%, (3M LIBOR + 3.00%), 12/15/23 (a)	5,848	5,549
Flint Group US LLC
USD Term Loan B8, 5.33%, (1M LIBOR + 3.00%), 09/07/21 (a)	3	2
USD Term Loan B8, 5.58%, (1M LIBOR + 3.00%), 09/07/21 (a)	978	809
Gemini HDPE LLC
Term Loan B, 5.09%, (3M LIBOR + 2.50%), 08/04/24 (a)	3,449	3,436
GYP Holdings III Corp.
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 05/15/25 (a)	4,188	4,073
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (a)	3,331	3,329
USD Exit Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/27/26 (a) (b)	4,031	4,026
Houghton International, Inc.
USD Term Loan B, 5.65%, (1M LIBOR + 3.25%), 12/13/19 (a)	2,151	2,145
New 2nd Lien Term Loan, 10.90%, (3M LIBOR + 8.50%), 12/20/20 (a)	1,000	998
Invictus U.S., LLC
1st Lien Term Loan, 5.52%, (3M LIBOR + 3.00%), 02/14/25 (a)	793	784
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.65%, (3M LIBOR + 4.25%), 06/30/22 (a)	3,596	3,177
Kraton Polymers, LLC
Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/03/25 (a)	2,835	2,824
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/25 (a)	3,781	3,571
Messer Industries GmbH
2018 USD Term Loan, 4.83%, (3M LIBOR + 2.50%), 10/10/25 (a)	4,152	4,092
Momentive Performance Materials Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/18/24 (a)	2,426	2,402
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (a) (c)	1,778	1,775
Onex TSG Intermediate Corp.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 07/31/22 (a)	1,734	1,726
Perstorp Holding AB
USD Term Loan B, 7.27%, (3M LIBOR + 4.75%), 04/03/26 (a)	3,002	2,942
Platform Specialty Products Corporation
Term Loan, 4.65%, (3M LIBOR + 2.25%), 11/14/25 (a)	2,415	2,405
PMHC II, Inc.
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 03/20/25 (a) (b)	1,500	1,360
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (a)	422	383

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

263

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
2018 2nd Lien Term Loan, 10.08%, (3M LIBOR + 7.75%), 03/22/26 (a)	250	216
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (a)	141	139
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (a)	5,303	5,230
Polymer Additives, Inc.
2018 1st Lien Term Loan, 8.40%, (3M LIBOR + 6.00%), 07/25/25 (a)	1,785	1,696
PQ Corporation
2018 Term Loan B, 5.08%, (3M LIBOR + 2.50%), 02/08/25 (a)	3,885	3,865
Pro Mach Group, Inc.
2018 Term Loan B, 5.14%, (3M LIBOR + 2.75%), 03/07/25 (a)	2,772	2,666
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.88%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,600	1,533
2016 1st Lien Term Loan, 6.02%, (3M LIBOR + 3.50%), 11/18/23 (a)	965	924
2016 1st Lien Term Loan, 6.07%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,108	1,061
2016 1st Lien Term Loan, 6.08%, (3M LIBOR + 3.50%), 11/18/23 (a)	725	695
2016 1st Lien Term Loan, 8.00%, (3M LIBOR + 3.50%), 11/18/23 (a)	11	11
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 5.15%, (3M LIBOR + 2.75%), 11/03/23 (a)	6,252	6,136
Reynolds Group Holdings Inc.
Term Loan, 5.15%, (3M LIBOR + 2.75%), 02/05/23 (a)	4,442	4,406
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 06/26/25 (a)	2,228	2,197
2018 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/18/25 (a)	6	6
Starfruit Finco B.V
2018 USD Term Loan B, 5.67%, (3M LIBOR + 3.25%), 09/20/25 (a)	5,760	5,662
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 6.14%, (3M LIBOR + 3.75%), 11/29/23 (a)	288	283
2016 1st Lien Term Loan, 6.35%, (3M LIBOR + 3.75%), 11/29/23 (a)	3,234	3,178
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.65%, (3M LIBOR + 3.25%), 10/05/24 (a)	1,803	1,702
Trinseo Materials Operating S.C.A.
Term Loan, 4.40%, (3M LIBOR + 2.00%), 09/06/24 (a)	3,095	3,057
Tronox Finance LLC
Term Loan B, 5.44%, (3M LIBOR + 3.00%), 09/11/24 (a)	5,923	5,859
Univar Inc.
2017 USD Term Loan B, 4.65%, (3M LIBOR + 2.25%), 07/01/24 (a)	6,312	6,290
Wilsonart LLC
2017 Term Loan B, 5.58%, (3M LIBOR + 3.25%), 12/19/23 (a)	5,728	5,587
Zep Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 08/11/24 (a)	786	633
		145,732
Communication Services 6.9%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (a)	4,220	4,207
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (a)	5,315	5,185
Cincinnati Bell, Inc.
Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/02/24 (a)	2,977	2,955
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.65%, (1M LIBOR + 2.25%), 08/11/24 (a)	4,158	4,114
	Shares/Par[1]	Value ($)
Consolidated Communications, Inc.
2016 Term Loan B, 5.41%, (1M LIBOR + 3.00%), 09/29/23 (a)	5,440	5,194
CSC Holdings, LLC
2018 Incremental Term Loan, 4.64%, (3M LIBOR + 2.25%), 01/31/26 (a)	5,985	5,884
Entercom Media Corp.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 11/18/24 (a)	4,376	4,367
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (a)	3,048	2,984
GoodRx, Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 09/28/25 (a) (b)	970	961
1st Lien Term Loan, 5.14%, (3M LIBOR + 2.75%), 10/10/25 (a)	3,100	3,071
Gray Television, Inc.
2018 Term Loan C, 0.00%, (3M LIBOR + 2.50%), 10/30/25 (a) (b)	1,940	1,937
2018 Term Loan C, 4.93%, (3M LIBOR + 2.50%), 10/30/25 (a)	2,989	2,984
Hargray Communications Group, Inc.
2017 Term Loan B, 0.00%, (3M LIBOR + 2.75%), 03/23/24 (a) (b)	2,000	1,986
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/23/24 (a)	1,431	1,421
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (a)	1,184	1,185
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 6.15%, (3M LIBOR + 3.75%), 11/27/23 (a)	3,268	3,231
Maxar Technologies Ltd.
Term Loan B, 5.16%, (3M LIBOR + 2.75%), 07/07/24 (a)	4,671	4,210
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 5.40%, (3M LIBOR + 3.00%), 10/27/24 (a)	2,898	2,877
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/17/24 (a) (b)	1,945	1,930
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (b)	4,536	4,519
SBA Senior Finance II LLC
2018 Term Loan B, 4.41%, (3M LIBOR + 2.00%), 03/26/25 (a)	5,558	5,484
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 06/20/24 (a)	3,005	2,777
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (a)	6,412	6,308
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	6,221	6,146
Tribune Media Company
Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/27/20 (a)	264	264
Term Loan C, 5.40%, (3M LIBOR + 3.00%), 01/20/24 (a)	4,296	4,286
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.40%, (3M LIBOR + 4.00%), 12/15/23 (a) (c) (d)	2,642	2,510
2016 1st Lien Term Loan, 8.50%, (3M PRIME + 3.00%), 12/16/23 (a) (c) (d)	—	—
Virgin Media Bristol LLC
USD Term Loan K, 4.89%, (3M LIBOR + 2.50%), 02/10/26 (a)	6,640	6,611
Windstream Holdings Inc.
DIP Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/08/21 (a)	1,736	1,736
Ziggo Secured Finance Partnership
USD Term Loan E, 4.89%, (3M LIBOR + 2.50%), 04/15/25 (a)	6,000	5,873
		107,197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consumer Staples 4.9%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 6.17%, (3M LIBOR + 3.75%), 09/19/25 (a)	2,020	2,018
Albertsons, LLC
USD 2017 Term Loan B6, 5.40%, (3M LIBOR + 3.00%), 06/22/23 (a)	5,512	5,504
American Seafoods Group LLC
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 07/27/23 (a)	46	46
2017 1st Lien Term Loan, 5.18%, (3M LIBOR + 2.75%), 07/27/23 (a)	2,987	2,974
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (a)	5,831	5,832
CHG PPC Parent LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 03/16/25 (a)	3,025	2,996
Coty Inc.
2018 USD Term Loan B, 4.67%, (3M LIBOR + 2.25%), 03/29/25 (a)	4,554	4,440
Del Monte Foods, Inc.
1st Lien Term Loan, 5.77%, (6M LIBOR + 3.25%), 01/26/21 (a)	1,890	1,327
1st Lien Term Loan, 7.75%, (6M PRIME + 2.25%), 01/26/21 (a)	5	4
2nd Lien Term Loan, 9.47%, (6M LIBOR + 7.25%), 07/26/21 (a)	500	350
Diamond (BC) B.V.
Term Loan, 5.58%, (1M LIBOR + 3.00%), 07/24/24 (a)	3,083	2,705
Dole Food Company Inc.
2017 Term Loan B, 5.15%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,628	1,588
2017 Term Loan B, 5.19%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,628	1,588
2017 Term Loan B, 5.29%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,641	1,601
2017 Term Loan B, 7.25%, (1M PRIME + 1.75%), 03/22/24 (a)	2	2
Hearthside Food Solutions, LLC
2018 Term Loan B, 6.09%, (3M LIBOR + 3.69%), 05/17/25 (a)	6,284	6,128
Hostess Brands, LLC
Term Loan, 4.69%, (3M LIBOR + 2.25%), 08/03/23 (a)	1,612	1,600
2017 Repriced Term Loan, 4.83%, (3M LIBOR + 2.25%), 08/03/23 (a)	2,332	2,315
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (a)	4,906	4,894
Portillo's Holdings, LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (a)	2,857	2,854
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.40%, (3M LIBOR + 2.00%), 05/24/24 (a)	4,008	3,986
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.60%, (3M LIBOR + 3.00%), 03/07/25 (a)	2,977	2,938
United Natural Foods, Inc.
Term Loan B, 6.65%, (3M LIBOR + 4.25%), 10/22/25 (a)	5,592	4,672
US Foods, Inc.
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 06/27/23 (a)	6,603	6,553
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 11/14/24 (a)	4,039	3,993
Verra Mobility Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 02/23/25 (a)	4,500	4,509
		77,417
Energy 2.3%
Arctic LNG Carriers Ltd
Term Loan, 6.83%, (3M LIBOR + 4.50%), 04/21/23 (a) (c)	2,749	2,694
	Shares/Par[1]	Value ($)
EG America LLC
2018 USD Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	592	581
Term Loan, 6.33%, (3M LIBOR + 4.00%), 06/30/25 (a)	4,448	4,369
EG Group Limited
2018 USD Term Loan B, 6.33%, (3M LIBOR + 4.00%), 02/01/25 (a)	1,778	1,746
Emerald Performance Materials, LLC
New 2nd Lien Term Loan, 10.15%, (1M LIBOR + 7.75%), 07/23/22 (a)	900	881
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (a) (c)	1,175	1,075
Equitrans Midstream Corporation
Term Loan B, 6.90%, (3M LIBOR + 4.50%), 12/13/23 (a)	3,003	3,017
HFOTCO LLC
2018 Term Loan B, 5.16%, (3M LIBOR + 2.75%), 06/19/25 (a)	2,983	2,979
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (a)	2,793	2,776
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/31/24 (a)	3,016	2,934
Natgasoline LLC
Term Loan B, 5.94%, (3M LIBOR + 3.50%), 10/31/25 (a)	2,985	2,978
Quicksilver Resources, Inc.
New 2nd Lien Term Loan, 0.00%, 06/21/19 (c) (d) (e) (f)	3,269	3
Seadrill Partners Finco LLC
Term Loan B, 8.33%, (3M LIBOR + 6.00%), 02/12/21 (a)	1,330	948
Summit Midstream Partners Holdings, LLC
Term Loan B, 8.40%, (3M LIBOR + 6.00%), 05/15/22 (a)	1,205	1,187
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (a)	3,659	3,652
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (a)	3,944	3,893
		35,713
Utilities 1.3%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 01/15/25 (a)	3,186	3,159
Calpine Corporation
Term Loan B5, 4.83%, (3M LIBOR + 2.50%), 05/23/22 (a)	4,431	4,404
Term Loan B9, 5.08%, (3M LIBOR + 2.75%), 03/22/26 (a)	1,660	1,657
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.65%, (3M LIBOR + 3.25%), 10/05/25 (a)	3,582	3,571
PG&E Corp
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (a)	3,765	3,774
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.39%, (3M LIBOR + 2.00%), 12/11/25 (a)	2,467	2,463
1st Lien Term Loan B3, 4.44%, (3M LIBOR + 2.00%), 12/11/25 (a)	965	963
		19,991
Real Estate 1.1%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.91%, (1M LIBOR + 2.50%), 03/21/24 (a)	2,910	2,869
2017 2nd Lien Term Loan, 8.41%, (3M LIBOR + 6.00%), 03/21/25 (a)	4,087	4,089
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.40%, (3M LIBOR + 2.00%), 04/20/23 (a)	5,478	5,440

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

265

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
VICI Properties 1 LLC
Replacement Term Loan B, 4.40%, (3M LIBOR + 2.00%), 12/13/24 (a)	4,864	4,803
		17,201
Total Senior Loan Interests (cost $1,486,298)		1,453,397
CORPORATE BONDS AND NOTES 2.6%
Energy 0.5%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26 (g)	1,544	1,629
Enlink Midstream, LLC
5.38%, 06/01/29	2,000	2,053
Everest Acquisition, LLC
7.75%, 05/15/26 (g)	2,000	1,786
Transocean Proteus Limited
6.25%, 12/01/24 (g)	1,481	1,532
		7,000
Materials 0.4%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (g)	1,625	1,685
FXI Holdings, Inc.
7.88%, 11/01/24 (g)	1,875	1,747
Koppers Inc.
6.00%, 02/15/25 (g)	645	606
Olin Corporation
5.13%, 09/15/27	1,122	1,152
5.00%, 02/01/30	498	493
		5,683
Communication Services 0.3%
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27	1,438	1,286
Iheartcommunications, Inc.
6.38%, 05/01/26	271	287
8.38%, 05/01/27	490	513
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	235	241
Sirius XM Radio Inc.
5.50%, 07/01/29 (g)	2,000	2,051
Sprint Corporation
7.13%, 06/15/24	624	662
		5,040
Financials 0.3%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (g)	1,650	1,711
Icahn Enterprises L.P.
6.25%, 05/15/26 (g)	977	987
Springleaf Finance Corporation
7.13%, 03/15/26	2,000	2,183
		4,881
Health Care 0.3%
Bausch Health Companies Inc.
8.50%, 01/31/27 (g)	1,500	1,651
Community Health Systems, Inc.
8.63%, 01/15/24 (g)	1,000	1,002
Tenet Healthcare Corporation
8.13%, 04/01/22	220	231
6.75%, 06/15/23	1,644	1,653
		4,537
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (g)	2,000	2,162
JBS Investments GmbH
7.25%, 04/03/24 (g)	1,408	1,463
		3,625
Consumer Discretionary 0.2%
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (g) (h)	2,000	2,010
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (g)	1,512	1,479
		3,489
	Shares/Par[1]	Value ($)
Industrials 0.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (g)	1,625	1,701
Bombardier Inc.
7.88%, 04/15/27 (g)	853	854
		2,555
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (g) (i)	1,600	1,684
Utilities 0.1%
Calpine Corporation
5.25%, 06/01/26 (g)	1,598	1,627
Total Corporate Bonds And Notes (cost $40,169)		40,121
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.7%
ALM Ltd/KY
Series 2019-A1B-6A, 3.98%, (3M USD LIBOR + 1.60%), 04/15/30 (a) (g)	3,000	3,000
ARES L CLO Ltd
Series 2019-A2-53A, 4.17%, (3M USD LIBOR + 1.65%), 04/24/31 (a) (g)	2,300	2,300
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 4.25%, (3M USD LIBOR + 1.65%), 04/18/31 (a) (g)	2,000	2,000
Benefit Street Partners CLO Ltd
Series 2019-A2-17A, 3.93%, (3M USD LIBOR + 1.60%), 07/15/32 (a) (g)	834	833
LCM Ltd Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 4.22%, (3M USD LIBOR + 1.60%), 04/21/31 (a) (g)	958	958
Octagon Investment Partners 41 Ltd
Series 2019-A2-2A, 4.28%, (3M USD LIBOR + 1.65%), 04/15/31 (a) (g)	1,333	1,333
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,425)		10,424
COMMON STOCKS 0.2%
Financials 0.1%
AFGlobal Corporation (c) (d) (e)	39	2,155
Freedom Group Inc. (c) (d) (e)	57	57
		2,212
Energy 0.1%
Contura Energy, Inc. (e)	13	662
Transocean Ltd. (e)	65	414
		1,076
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (e)	112	531
iHeartMedia, Inc. - Class A (d) (e)	6	85
		616
Health Care 0.0%
Envigo RMS Holding Corp. (c) (e)	8	—
Total Common Stocks (cost $7,164)		3,904
WARRANTS 0.0%
AFGlobal Corporation (c) (d) (e)	5	50
iHeartMedia, Inc. (d) (e) (j)	42	635
Total Warrants (cost $992)		685
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. Escrow (c) (d) (e) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (l) (m)	65,037	65,037
Total Short Term Investments (cost $65,037)		65,037
Total Investments 100.7% (cost $1,610,085)		1,573,568
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net (0.7)%		(10,331)
Total Net Assets 100.0%		1,563,234

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(d)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Non-income producing security.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $40,032 and 2.6%, respectively.

(h)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(k)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l)   Investment in affiliate.

(m)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 86.2%
Communication Services 17.1%
Altice Financing S.A.
7.63%, 02/15/25 (a) (b)	3,703	3,562
Altice France
6.25%, 05/15/24 (b)	3,416	3,518
7.38%, 05/01/26 (b)	9,780	10,025
Altice Luxembourg Fr SA
8.13%, 02/01/27 (a) (b)	7,600	7,982
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (a)	9,153	8,184
CB Escrow Corp.
8.00%, 10/15/25 (b)	8,275	7,097
CCO Holdings, LLC
5.88%, 05/01/27 (b)	19,000	20,054
5.00%, 02/01/28 (b)	3,881	3,961
5.38%, 06/01/29 (b)	15,740	16,254
CenturyLink, Inc.
6.75%, 12/01/23	5,000	5,403
5.63%, 04/01/25 (a)	5,000	5,091
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	4,000	3,530
	Shares/Par[1]	Value ($)
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (b)	4,947	5,368
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	7,000	6,536
CSC Holdings, LLC
5.50%, 04/15/27 (b)	4,267	4,481
7.50%, 04/01/28 (b)	15,000	16,504
6.50%, 02/01/29 (b)	4,564	4,973
DISH DBS Corporation
5.13%, 05/01/20	3,000	3,018
5.00%, 03/15/23	7,000	6,721
Frontier Communications Corporation
10.50%, 09/15/22	1,375	931
11.00%, 09/15/25	4,750	2,960
8.50%, 04/01/26 (b)	3,502	3,400
9.00%, 08/15/31	3,000	1,704
Gannett Co., Inc.
5.50%, 09/15/24 (a) (b)	3,000	3,084
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,046	3,130
6.63%, 08/01/26	2,896	3,041
Iheartcommunications, Inc.
6.38%, 05/01/26	796	845
8.38%, 05/01/27	6,483	6,786
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (b)	11,800	11,685
9.75%, 07/15/25 (b)	8,745	8,950
Level 3 Parent, LLC
5.75%, 12/01/22	5,000	5,045
Liberty Media Corporation
8.25%, 02/01/30	4,000	3,990
Live Nation Entertainment, Inc.
5.38%, 06/15/22 (b)	2,425	2,459
4.88%, 11/01/24 (b)	7,042	7,244
5.63%, 03/15/26 (b)	2,753	2,891
MDC Partners Inc.
6.50%, 05/01/24 (b)	7,046	6,471
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (c)	7,626	7,809
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,044	5,779
Netflix, Inc.
5.75%, 03/01/24	2,000	2,165
5.88%, 11/15/28	8,000	8,864
6.38%, 05/15/29 (b)	3,866	4,391
5.38%, 11/15/29 (b)	1,510	1,606
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	1,854	1,900
Qwest Corporation
6.88%, 09/15/33	3,000	2,989
Radiate HoldCo, LLC
6.63%, 02/15/25 (b)	2,560	2,486
Sable International Finance Limited
6.88%, 08/01/22 (b)	660	684
Sinclair Television Group, Inc.
5.88%, 03/15/26 (b)	5,000	5,113
5.13%, 02/15/27 (b)	3,500	3,447
Sirius XM Radio Inc.
4.63%, 07/15/24 (b)	1,460	1,493
5.38%, 04/15/25 - 07/15/26 (b)	10,400	10,785
5.00%, 08/01/27 (b)	4,000	4,075
5.50%, 07/01/29 (b)	2,782	2,852
Sprint Capital Corporation
6.88%, 11/15/28	6,000	6,216
Sprint Communications, Inc.
7.00%, 03/01/20 (b)	4,000	4,100
6.00%, 11/15/22	4,000	4,170
Sprint Corporation
7.13%, 06/15/24	15,125	16,047
7.63%, 02/15/25	3,000	3,192
Telecom Italia Capital, Societe Anonyme
6.00%, 09/30/34	4,341	4,408
Telesat Canada
8.88%, 11/15/24 (b)	5,774	6,263

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

267

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.
4.00%, 04/15/22	2,000	2,048
6.50%, 01/15/24 (d)	5,000	5,180
6.00%, 04/15/24	2,000	2,086
5.13%, 04/15/25	5,000	5,208
5.38%, 04/15/27 (a)	2,000	2,140
4.75%, 02/01/28	3,001	3,102
Windstream Services, LLC
0.00%, 10/31/25 (d) (e) (f) (g)	6,000	6,149
Zayo Group, LLC
6.00%, 04/01/23	9,111	9,338
		362,963
Consumer Discretionary 14.0%
Adient US LLC
7.00%, 05/15/26 (b)	5,281	5,433
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	2,856	2,899
9.75%, 07/15/27 (b)	3,175	3,163
Altice Luxembourg SA
10.50%, 05/15/27 (b)	2,700	2,772
Altice S.A.
7.63%, 02/15/25 (b)	6,000	5,649
American Axle & Manufacturing, Inc.
6.25%, 04/01/25	2,500	2,489
6.50%, 04/01/27 (a)	3,247	3,238
Aramark Services, Inc.
4.75%, 06/01/26	4,571	4,643
5.00%, 02/01/28 (b)	1,896	1,950
Beazer Homes USA, Inc.
5.88%, 10/15/27 (a)	6,672	5,796
Churchill Downs Incorporated
4.75%, 01/15/28 (b)	6,223	6,255
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (b)	5,000	5,001
Delphi Technologies PLC
5.00%, 10/01/25 (b)	6,189	5,508
Eagle Intermediate Global Holding B.V.
7.50%, 05/01/25 (b)	1,997	1,919
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,332
Gibson Brands, Inc.
0.00%, 08/01/18 (a) (d) (e) (f) (g)	56	47
GLP Financing, LLC
5.38%, 04/15/26	4,000	4,330
Hanesbrands Inc.
4.63%, 05/15/24 (a) (b)	3,000	3,113
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	6,222	6,321
5.13%, 05/01/26	7,019	7,318
IHO Verwaltungs GmbH
5.50%, 09/15/26 (b) (h)	7,750	7,536
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (b) (h)	2,600	2,613
J. C. Penney Company, Inc.
5.88%, 07/01/23 (b)	6,000	5,032
KB Home
7.63%, 05/15/23	5,237	5,867
KFC Holding Co.
5.00%, 06/01/24 (b)	363	375
5.25%, 06/01/26 (b)	3,154	3,310
4.75%, 06/01/27 (b)	4,182	4,295
L Brands, Inc.
7.50%, 06/15/29	5,154	5,152
Lennar Corporation
4.75%, 11/29/27	5,927	6,236
M/I Homes, Inc.
6.75%, 01/15/21	8,000	8,135
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	7,399	7,935
MGM China Holdings Limited
5.38%, 05/15/24 (b)	1,706	1,750
5.88%, 05/15/26 (b)	3,755	3,860
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	5,583	5,462
	Shares/Par[1]	Value ($)
National Football League
3.31%, 10/05/27 (d) (i)	3,200	3,237
3.38%, 10/05/27 (d) (i)	1,800	1,829
3.96%, 10/05/28 (d) (i)	11,800	12,521
NCL Corporation Ltd.
4.75%, 12/15/21 (b)	3,251	3,297
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (b)	5,496	5,544
New Golden Nugget Inc.
6.75%, 10/15/24 (b)	5,167	5,323
8.75%, 10/01/25 (b)	4,000	4,201
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (b)	5,244	5,401
Party City Holdings Inc.
6.63%, 08/01/26 (a) (b)	4,990	4,841
PetSmart, Inc.
5.88%, 06/01/25 (a) (b)	10,557	10,239
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (b)	10,000	10,087
Sally Holdings, LLC
5.63%, 12/01/25 (a)	4,500	4,412
Sands China Ltd.
5.13%, 08/08/25 (j)	4,901	5,295
Scientific Games International, Inc.
10.00%, 12/01/22	1,636	1,720
5.00%, 10/15/25 (b)	11,919	12,035
8.25%, 03/15/26 (b)	5,000	5,240
Sotheby's, Inc.
4.88%, 12/15/25 (b)	4,000	4,067
Staples, Inc.
7.50%, 04/15/26 (b)	4,916	4,881
Stars Group Holdings B.V.
7.00%, 07/15/26 (b)	4,092	4,327
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (b)	6,810	6,931
The Men's Wearhouse, Inc.
7.00%, 07/01/22	6,863	6,688
Viking Cruises Limited
5.88%, 09/15/27 (b)	5,001	5,062
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	6,194	6,274
Williams Scotsman International, Inc.
6.88%, 08/15/23 (b)	5,292	5,504
Wolverine World Wide, Inc.
5.00%, 09/01/26 (b)	2,571	2,544
Wyndham Destinations, Inc.
5.40%, 04/01/24 (k)	5,000	5,234
5.75%, 04/01/27 (j)	1,400	1,461
		296,929
Financials 12.4%
Acrisure, LLC
7.00%, 11/15/25 (b)	4,626	4,190
Ally Financial Inc.
4.25%, 04/15/21 (a)	3,000	3,063
4.63%, 05/19/22	5,000	5,211
3.88%, 05/21/24	8,649	8,860
5.75%, 11/20/25 (a)	3,287	3,643
Altice Financing S.A.
6.63%, 02/15/23 (b)	3,896	3,992
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (b)	8,000	8,294
CIT Group Inc.
4.75%, 02/16/24	5,415	5,753
5.25%, 03/07/25	743	815
6.13%, 03/09/28	784	895
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (a) (c)	4,501	4,662
Commscope Finance LLC
6.00%, 03/01/26 (b)	3,794	3,890
8.25%, 03/01/27 (a) (b)	7,430	7,586
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (c)	8,520	8,840

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

268

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Diamond Finance International Limited
7.13%, 06/15/24 (a) (b)	6,728	7,102
6.02%, 06/15/26 (b)	10,494	11,574
Eagle Holding Company II, LLC
7.75%, 05/15/22 (b) (h)	3,170	3,212
8.38%, 05/15/22 (b) (h)	2,103	2,126
Glencore Funding LLC
4.88%, 03/12/29 (a) (b)	3,705	3,901
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (c) (l)	5,000	5,181
Icahn Enterprises L.P.
6.38%, 12/15/25	6,243	6,381
6.25%, 05/15/26 (b)	10,916	11,030
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (b)	6,000	6,321
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (b)	5,504	4,870
Jack Ohio Finance LLC
10.25%, 11/15/22 (b)	5,000	5,363
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (b)	941	959
5.00%, 01/15/28 (b)	3,726	3,704
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (c)	5,336	5,396
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	3,030
5.38%, 01/15/24	5,000	5,105
5.25%, 03/15/26	8,000	8,291
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (b)	7,000	7,202
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (c)	4,408	4,505
7.50%, (callable at 100 beginning 09/27/25) (c)	5,551	5,826
Navient Corporation
7.25%, 09/25/23	5,433	5,803
5.88%, 10/25/24	4,383	4,431
Nexstar Escrow Corporation
5.63%, 08/01/24 (b)	10,000	10,353
Nordic Aviation Capital DAC
5.83%, 03/14/26 (d) (i)	5,000	5,315
Rassman, Joel H.
4.88%, 03/15/27	3,154	3,313
Resideo Funding Inc.
6.13%, 11/01/26 (b)	1,953	2,028
Springleaf Finance Corporation
6.13%, 03/15/24	3,495	3,757
7.13%, 03/15/26	10,758	11,743
6.63%, 01/15/28	1,555	1,633
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (b)	3,800	3,843
USA Compression Finance Corp.
6.88%, 04/01/26	3,803	4,025
6.88%, 09/01/27 (b)	7,792	8,179
Vertiv Intermediate Holding Corporation
13.00%, 02/15/22 (b) (h)	10,500	10,135
Washington Mutual Bank, FA
0.00%, 06/15/11 (d) (e) (f)	1,500	—
ZF North America Capital, Inc.
4.75%, 04/29/25 (b)	2,722	2,807
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (b)	6,000	6,024
		264,162
Energy 11.7%
Antero Midstream Partners LP
5.38%, 09/15/24	4,000	4,008
5.75%, 03/01/27 - 01/15/28 (b)	7,615	7,591
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (b)	6,494	5,941
Brazos Valley Longhorn, L.L.C.
6.88%, 02/01/25	4,772	4,546
Bruin E&P Partners, LLC
8.88%, 08/01/23 (b)	9,032	7,660
Callon Petroleum Company
6.38%, 07/01/26	6,244	6,301
	Shares/Par[1]	Value ($)
Chaparral Energy, Inc.
8.75%, 07/15/23 (a) (b)	7,179	4,389
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	7,157	7,968
5.13%, 06/30/27	7,801	8,477
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	7,000	7,234
5.63%, 10/01/26 (b)	8,352	8,812
Chesapeake Energy Corporation
7.00%, 10/01/24 (a)	4,100	3,683
8.00%, 01/15/25 (a)	2,990	2,758
CNX Midstream Partners LP
6.50%, 03/15/26 (b)	6,352	6,050
Continental Resources, Inc.
4.50%, 04/15/23	6,000	6,304
3.80%, 06/01/24	2,000	2,055
Diamondback Energy, Inc.
4.75%, 11/01/24 (b)	4,861	4,991
5.38%, 05/31/25	3,000	3,157
Energy Transfer LP
5.88%, 01/15/24	3,500	3,895
5.25%, 04/15/29	3,749	4,187
Enlink Midstream, LLC
4.85%, 07/15/26	3,255	3,291
5.38%, 06/01/29	9,384	9,631
Ensco Rowan PLC
5.20%, 03/15/25	6,377	4,683
EQM Midstream Partners, LP
4.13%, 12/01/26	3,919	3,779
Everest Acquisition, LLC
8.00%, 11/29/24 (b)	3,895	2,610
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (b)	2,669	2,311
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	4,364	4,501
HollyFrontier Corporation
5.88%, 04/01/26	5,882	6,436
Murphy Oil USA, Inc.
5.75%, 08/15/25	3,011	3,124
Nabors Industries, Inc.
5.50%, 01/15/23 (a)	5,000	4,676
5.75%, 02/01/25	5,184	4,596
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	667	705
Noble Corporation
7.88%, 02/01/26 (b)	8,000	6,882
Parsley Energy, LLC
5.25%, 08/15/25 (b)	6,000	6,098
PBF Logistics LP
6.88%, 05/15/23	7,572	7,804
Precision Drilling Corporation
5.25%, 11/15/24 (a)	4,000	3,708
7.13%, 01/15/26 (a) (b)	7,206	7,003
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	5,220	5,477
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (b)	7,272	6,745
Southwestern Energy Company
7.50%, 04/01/26	5,000	4,742
SRC Energy Inc.
6.25%, 12/01/25	3,065	2,790
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (c)	1,667	1,505
Targa Resource Corporation
5.88%, 04/15/26	6,545	6,962
Transocean Inc
7.50%, 01/15/26 (b)	10,797	10,313
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	2,848	3,013
Transocean Proteus Limited
6.25%, 12/01/24 (b)	5,291	5,471
White Star Petroleum, LLC
0.00%, 09/15/22 (d) (e) (f) (g) (i)	5,000	—
Whiting Petroleum Corporation
6.25%, 04/01/23	7,657	7,641

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

269

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
WPX Energy, Inc.
5.75%, 06/01/26	1,816	1,881
		248,385
Health Care 11.0%
Bausch Health Companies Inc.
6.50%, 03/15/22 (b)	975	1,011
7.00%, 03/15/24 - 01/15/28 (b)	3,907	4,125
6.13%, 04/15/25 (b)	8,727	8,901
5.50%, 11/01/25 (b)	4,236	4,415
8.50%, 01/31/27 (b)	21,943	24,158
5.75%, 08/15/27 (b)	2,404	2,526
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a) (b)	611	621
Centene Corporation
4.75%, 05/15/22	2,435	2,493
6.13%, 02/15/24	6,184	6,478
4.75%, 01/15/25 (a)	3,146	3,247
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	7,717	8,123
Community Health Systems, Inc.
8.63%, 01/15/24 (b)	3,130	3,137
8.00%, 03/15/26 (b)	5,205	4,998
Endo Finance Co.
6.00%, 07/15/23 (b)	3,273	2,357
HCA Inc.
4.25%, 10/15/19	2,142	2,151
6.50%, 02/15/20	1,858	1,901
5.00%, 03/15/24	4,231	4,607
5.25%, 06/15/26	12,012	13,302
5.38%, 09/01/26	2,694	2,902
4.50%, 02/15/27	8,000	8,516
5.63%, 09/01/28	8,788	9,502
5.88%, 02/01/29	1,718	1,880
5.13%, 06/15/39	2,125	2,208
Hologic, Inc.
4.38%, 10/15/25 (b)	5,634	5,710
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (b)	4,764	4,926
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (b)	8,000	8,378
Mednax, Inc.
6.25%, 01/15/27 (a) (b)	9,445	9,292
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	4,317	4,044
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (b)	2,696	2,804
Mylan Inc
4.55%, 04/15/28	3,729	3,687
5.20%, 04/15/48	2,086	1,935
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (b)	10,000	9,651
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (b)	8,301	8,151
Polaris Intermediate School
8.50%, 12/01/22 (b) (h)	3,000	2,649
Tenet Healthcare Corporation
4.50%, 04/01/21	4,800	4,884
8.13%, 04/01/22	6,116	6,422
6.75%, 06/15/23	6,000	6,032
5.13%, 05/01/25	8,000	8,080
6.25%, 02/01/27 (b)	4,716	4,857
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a) (b)	8,141	6,157
WellCare Health Plans, Inc.
5.25%, 04/01/25	10,307	10,761
5.38%, 08/15/26 (b)	2,195	2,330
		234,309
Industrials 6.2%
ACCO Brands Corporation
5.25%, 12/15/24 (b)	3,776	3,822
Advanced Disposal Services, Inc.
5.63%, 11/15/24 (b)	5,000	5,233
Aircastle Limited
4.13%, 05/01/24	8,285	8,507
	Shares/Par[1]	Value ($)
4.25%, 06/15/26	5,200	5,249
ARD Securities Finance SARL
8.50%, 01/31/23 (b) (h)	2,183	2,197
Ashtead Capital, Inc.
4.13%, 08/15/25 (b)	3,386	3,420
5.25%, 08/01/26 (b)	5,294	5,543
4.38%, 08/15/27 (b)	3,805	3,810
Avolon Holdings Funding Limited
5.25%, 05/15/24 (b)	6,310	6,732
Bombardier Inc.
5.75%, 03/15/22 (b)	2,000	2,032
6.13%, 01/15/23 (a) (b)	5,872	5,903
7.50%, 03/15/25 (b)	4,141	4,157
7.88%, 04/15/27 (b)	3,322	3,326
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (b)	7,000	7,270
5.50%, 10/15/24 (b)	4,727	4,519
Navistar International Corporation
6.63%, 11/01/25 (b)	8,406	8,803
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	7,956	8,227
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (b)	1,498	1,573
Sensata Technologies B.V.
5.63%, 11/01/24 (b)	1,364	1,472
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (b)	3,000	3,189
Standard Industries Inc.
4.75%, 01/15/28 (b)	4,042	4,012
Tempo Acquisition, LLC
6.75%, 06/01/25 (b)	3,642	3,752
TransDigm Inc.
6.50%, 05/15/25	4,000	4,048
6.25%, 03/15/26 (b)	7,805	8,178
United Rentals (North America), Inc.
4.88%, 01/15/28 (a)	16,008	16,328
		131,302
Materials 5.6%
Anglo American Capital PLC
4.88%, 05/14/25 (b)	1,399	1,506
ARD Finance S.A.
8.50%, 09/15/23 (h)	3,000	3,060
Berry Global Escrow Corporation
4.88%, 07/15/26 (b)	5,065	5,173
5.63%, 07/15/27 (a) (b)	3,519	3,658
Berry Global, Inc.
5.13%, 07/15/23	4,000	4,090
4.50%, 02/15/26 (b)	3,339	3,294
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (b)	10,000	10,387
Crown Americas LLC
4.25%, 09/30/26	4,742	4,837
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (b)	5,566	5,705
5.13%, 03/15/23 - 05/15/24 (a) (b)	9,784	10,129
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	4,000
4.55%, 11/14/24	3,683	3,767
5.40%, 11/14/34	8,203	7,838
FXI Holdings, Inc.
7.88%, 11/01/24 (b)	9,386	8,744
Koppers Inc.
6.00%, 02/15/25 (b)	2,014	1,892
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (b)	2,179	2,102
NOVA Chemicals Corporation
4.88%, 06/01/24 (b)	4,154	4,311
5.25%, 06/01/27 (b)	4,227	4,502
Olin Corporation
5.13%, 09/15/27	4,081	4,189
5.00%, 02/01/30	4,114	4,076
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a) (b)	2,000	2,083

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (b)	6,614	6,739
Standard Industries Inc.
6.00%, 10/15/25 (b)	3,000	3,184
Teck Resources Limited
8.50%, 06/01/24 (b)	704	748
The Chemours Company
5.38%, 05/15/27	2,841	2,721
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (b)	5,566	5,354
		118,089
Consumer Staples 3.6%
Albertsons Companies, Inc.
6.63%, 06/15/24	5,200	5,387
5.75%, 03/15/25	2,000	2,015
BAT Capital Corp.
4.39%, 08/15/37	4,000	3,801
4.54%, 08/15/47	4,467	4,160
Cott Holdings Inc.
5.50%, 04/01/25 (b)	5,742	5,850
Coty Inc.
6.50%, 04/15/26 (a) (b)	6,000	5,838
Energizer Holdings, Inc.
7.75%, 01/15/27 (b)	4,455	4,816
JBS Investments GmbH
7.25%, 04/03/24 (b)	6,348	6,595
JBS Investments II GmbH
7.00%, 01/15/26 (b)	5,163	5,578
JBS USA LUX SA
6.50%, 04/15/29 (b)	3,984	4,327
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (b)	850	884
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	11,024	9,756
Pilgrim's Pride Corporation
5.75%, 03/15/25 (b)	2,384	2,421
5.88%, 09/30/27 (b)	1,610	1,665
Post Holdings, Inc.
5.63%, 01/15/28 (b)	6,100	6,267
Sigma Holdco B.V.
7.88%, 05/15/26 (b)	5,290	4,909
Spectrum Brands, Inc.
5.75%, 07/15/25	1,462	1,519
		75,788
Information Technology 1.8%
Broadcom Inc.
4.25%, 04/15/26 (b)	7,205	7,358
First Data Corporation
5.00%, 01/15/24 (b)	7,000	7,173
Radiate HoldCo, LLC
6.88%, 02/15/23 (b)	4,087	4,095
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (b)	5,295	5,450
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (b)	9,748	9,676
Western Digital Corporation
4.75%, 02/15/26	4,367	4,295
		38,047
Utilities 1.6%
Calpine Corporation
5.75%, 01/15/25	3,250	3,226
5.25%, 06/01/26 (b)	11,972	12,188
The AES Corporation
5.50%, 04/15/25	11,041	11,485
5.13%, 09/01/27	6,000	6,331
Vistra Operations Company LLC
5.00%, 07/31/27 (b)	1,140	1,179
		34,409
Real Estate 1.2%
Equinix, Inc.
5.38%, 05/15/27	8,387	9,002
ESH Hospitality, Inc.
5.25%, 05/01/25 (b)	8,419	8,630
	Shares/Par[1]	Value ($)
Hospitality Properties Trust
4.95%, 02/15/27	2,060	2,074
PulteGroup, Inc.
5.00%, 01/15/27	4,962	5,205
		24,911
Total Corporate Bonds And Notes (cost $1,809,257)		1,829,294
SENIOR LOAN INTERESTS 5.7%
Health Care 1.0%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.50%), 08/15/24 (m)	5,371	5,059
2017 2nd Lien Term Loan, 10.19%, (3M LIBOR + 7.75%), 08/09/25 (m)	5,390	4,761
MPH Acquisition Holdings LLC
2016 Term Loan B, 5.08%, (3M LIBOR + 2.75%), 06/07/23 (m)	4,000	3,819
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.90%, (3M LIBOR + 4.50%), 11/09/25 (m)	7,940	7,888
2018 Term Loan B, 9.00%, (3M LIBOR + 4.50%), 11/09/25 (m)	20	20
		21,547
Information Technology 1.0%
Almonde, Inc.
1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (m)	3,447	3,354
USD 1st Lien Term Loan, 6.10%, (3M LIBOR + 3.50%), 04/26/24 (m)	532	518
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/12/25 (m)	7,155	6,934
Radiate Holdco, LLC
1st Lien Term Loan, 5.40%, (3M LIBOR + 3.00%), 12/09/23 (m)	3,880	3,786
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (m)	1,106	1,101
SS&C Technologies Inc.
2018 Term Loan B3, 4.65%, (3M LIBOR + 2.25%), 02/27/25 (m)	1,613	1,606
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.52%, (3M LIBOR + 4.00%), 08/09/25 (m)	3,990	3,860
		21,159
Communication Services 0.7%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (m)	1,086	1,083
Frontier Communications Corp.
2017 Term Loan B1, 6.16%, (3M LIBOR + 3.75%), 05/31/24 (m)	4,606	4,510
iHeartCommunications, Inc.
Exit Term Loan, 6.58%, (3M LIBOR + 4.00%), 05/04/26 (m)	3,374	3,377
Nexstar Media Group, Inc.
Bridge Term Loan, 0.00%, 11/30/19 (m) (n)	2,711	2,674
Windstream Holdings Inc.
DIP Term Loan, 4.90%, (3M LIBOR + 2.50%), 03/08/21 (m)	3,077	3,077
		14,721
Materials 0.7%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (m)	6,964	6,718
Hexion Inc
DIP Term Loan, 5.35%, (3M LIBOR + 2.75%), 10/01/20 (m)	2,422	2,421
Polar US Borrower, LLC
2018 1st Lien Term Loan, 7.08%, (3M LIBOR + 4.75%), 08/21/25 (m)	115	113
2018 1st Lien Term Loan, 7.35%, (3M LIBOR + 4.75%), 08/21/25 (m)	4,309	4,249
		13,501

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

271

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Consumer Discretionary 0.5%
Bass Pro Group, LLC
Term Loan B, 7.40%, (3M LIBOR + 5.00%), 11/15/23 (m)	4,750	4,530
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 12/24/21 (m)	3,200	3,184
2nd Lien Term Loan, 9.14%, (3M LIBOR + 6.75%), 06/23/23 (i) (m)	531	526
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/29/25 (m)	2,389	2,388
		10,628
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (m)	969	972
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.33%, (3M LIBOR + 4.00%), 01/25/26 (m)	1,801	1,808
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (m)	2,189	2,171
Tempo Acquisition LLC
Term Loan, 5.40%, (3M LIBOR + 3.00%), 04/20/24 (m)	3,986	3,967
		8,918
Energy 0.4%
Encino Acquisition Partners Holdings, LLC
2018 2nd Lien Term Loan, 9.15%, (3M LIBOR + 6.75%), 09/26/25 (i) (m)	4,581	4,192
Lower Cadence Holdings LLC
Term Loan B, 6.44%, (3M LIBOR + 4.00%), 05/10/26 (m)	4,571	4,542
		8,734
Real Estate 0.4%
Communications Sales & Leasing, Inc.
2017 Term Loan B, 7.44%, (1M LIBOR + 5.00%), 10/24/22 (m)	7,959	7,752
Consumer Staples 0.3%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 5.16%, (3M LIBOR + 2.75%), 01/26/24 (m)	5,629	5,629
Financials 0.2%
Acrisure, LLC
2017 Term Loan B, 6.77%, (3M LIBOR + 4.25%), 11/22/23 (m)	3,247	3,228
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (m)	1,333	1,329
		4,557
Utilities 0.1%
PG&E Corp
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (m) (n)	690	692
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (m)	2,070	2,075
		2,767
Total Senior Loan Interests (cost $121,776)		119,913
INVESTMENT COMPANIES 3.1%
Eaton Vance Senior Floating-Rate Trust	223	2,915
SPDR Bloomberg Barclays High Yield Bond ETF (a)	579	63,052
Total Investment Companies (cost $65,582)		65,967
COMMON STOCKS 0.5%
Energy 0.2%
Chaparral Energy, Inc. (e)	4	21
Chaparral Energy, Inc. - Class A (a) (e)	306	1,439
MPLX LP	87	2,807
Prairie Provident Resources Inc. (d) (e)	224	16
Titan Energy LLC (d) (e)	75	1
		4,284
Materials 0.1%
Freeport-McMoRan Inc. - Class B	270	3,135
	Shares/Par[1]	Value ($)
Ingevity Corporation (e)	—	2
Westrock Company, Inc.	—	3
		3,140
Information Technology 0.1%
EchoStar Corp. - Class A (e)	48	2,110
New Cotai LLC (d) (e) (i)	—	—
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	335	1,583
iHeartMedia, Inc. (d) (e) (i)	2,143	—
iHeartMedia, Inc. (d) (e) (i)	11,279	—
iHeartMedia, Inc. - Class A (a) (d) (e)	17	249
		1,832
Total Common Stocks (cost $24,966)		11,366
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (b)	5,135	5,230
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,869	3,925
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	831	842
Series 2012-B-2, 5.50%, 10/29/20	1,091	1,119
Total Non-U.S. Government Agency Asset-Backed Securities (cost $10,926)		11,116
WARRANTS 0.1%
iHeartMedia, Inc. (d) (e) (o)	124	1,870
Total Warrants (cost $2,288)		1,870
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (e) (i) (p)	56,599	—
Quicksilver Resources Inc. Escrow (d) (e) (i) (p)	11,401	—
T-Mobile USA Inc. Escrow (d) (e) (i) (p)	5,000	—
T-Mobile USA Inc. Escrow (d) (e) (i) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (e) (i) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (e) (i) (p)	2,000	—
T-Mobile USA Inc. Escrow (d) (e) (i) (p)	5,000	—
T-Mobile USA, Inc. (d) (e) (i) (p)	3,001	—
Vantage Drilling Co. Escrow (a) (d) (e) (g) (i) (p)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 10.1%
Securities Lending Collateral 6.6%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (q) (r)	138,872	138,872
Investment Companies 3.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (q) (r)	74,653	74,653
Total Short Term Investments (cost $213,525)		213,525
Total Investments 106.2% (cost $2,248,320)		2,253,051
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (6.2)%		(130,814)
Total Net Assets 100.0%		2,122,220

(a)  All or a portion of the security was on loan.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $1,078,467 and 50.8%, respectively.

(c)  Perpetual security. Next contractual call date presented, if applicable.

(d)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   Non-income producing security.

(f)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(h)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

272

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(j)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(l)  Convertible security.

(m)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(p)   Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(q)   Investment in affiliate.

(r)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/PPM America Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 42.0%
U.S. Treasury Securities 21.4%
U.S. Treasury Bond
3.75%, 08/15/41	6,848	8,401
3.13%, 11/15/41	8,720	9,750
2.50%, 02/15/45 - 02/15/46	17,568	17,467
3.00%, 02/15/48	1,390	1,520
U.S. Treasury Note
2.00%, 02/15/22 (a)	14,486	14,581
1.88%, 04/30/22	16,930	16,993
1.63%, 08/31/22 - 05/31/23	46,505	46,315
2.75%, 02/15/24	22,514	23,499
2.50%, 02/15/22 - 05/15/24	17,085	17,636
2.13%, 05/15/25	7,217	7,335
2.88%, 07/31/25	20,886	22,126
2.25%, 11/15/25 - 08/15/27	49,873	51,042
1.88%, 06/30/26 (a)	6,700	6,700
1.50%, 08/15/26	14,046	13,679
3.13%, 11/15/28	5,925	6,495
		263,539
Mortgage-Backed Securities 20.4%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31	1,326	1,339
5.00%, 02/01/38 - 11/01/41	1,987	2,160
4.50%, 03/01/42 - 11/01/48	3,780	4,020
3.00%, 07/01/32 - 09/01/47	23,749	24,148
3.50%, 04/01/42 - 11/01/48	19,478	20,056
4.00%, 10/01/45 - 09/01/48	9,771	10,180
REMIC, 2.72%, (1M USD LIBOR + 0.32%), 02/25/20 (b)	4,645	4,647
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 04/01/31	2,239	2,258
3.00%, 04/01/31 - 11/01/46	4,749	4,824
TBA, 2.50%, 07/15/33 (a)	7,969	8,021
TBA, 3.50%, 07/15/33 (a)	573	591
5.00%, 06/01/35 - 05/01/42	2,044	2,220
	Shares/Par[1]	Value ($)
4.50%, 08/01/40 - 05/01/48	13,042	13,861
3.00%, 09/01/30 - 11/01/48	20,321	20,679
3.50%, 12/01/33 - 01/01/48	26,713	27,610
3.50%, 01/01/46 - 05/01/46	3,011	3,107
4.50%, 08/01/46	2,783	2,934
TBA, 3.00%, 07/15/48 (a)	1,634	1,648
4.00%, 10/01/44 - 08/01/48	35,786	37,247
Government National Mortgage Association
5.00%, 08/20/41	531	572
3.50%, 06/20/43 - 05/20/47	18,339	19,004
3.00%, 07/20/45 - 08/20/47	6,592	6,750
3.50%, 08/20/46	3,701	3,831
3.00%, 12/20/46	2,387	2,441
4.00%, 05/20/44 - 03/20/49	11,537	12,054
TBA, 3.50%, 07/15/48 (a)	2,129	2,199
TBA, 4.50%, 07/15/48 (a)	8,611	8,976
TBA, 3.00%, 08/15/48 (a)	1,829	1,866
4.50%, 01/20/49	1,658	1,732
		250,975
Municipal 0.2%
The Port Authority of New York and New Jersey
4.46%, 10/01/62	1,490	1,783
Total Government And Agency Obligations (cost $504,441)		516,297
CORPORATE BONDS AND NOTES 41.0%
Financials 14.2%
AerCap Ireland Capital Designated Activity Company
3.50%, 05/26/22	1,110	1,131
AerCap Ireland Limited
4.63%, 10/30/20	223	229
AIA Group Limited
3.60%, 04/09/29 (c)	3,219	3,368
American Water Capital Corp.
3.45%, 06/01/29	3,875	4,027
Athene Global Funding
4.00%, 01/25/22 (c)	4,205	4,354
3.00%, 07/01/22 (c)	3,098	3,131
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (d)	1,683	1,821
4.00%, 01/22/25	1,097	1,154
4.25%, 10/22/26	6,040	6,464
3.56%, 04/23/27	2,900	3,021
3.25%, 10/21/27	671	687
Barclays PLC
5.09%, 06/20/30	2,400	2,456
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	838	886
4.38%, 12/15/28 (c)	2,205	2,323
BlackRock, Inc.
3.25%, 04/30/29	3,060	3,203
Capital One Financial Corporation
3.75%, 03/09/27	2,833	2,923
Citigroup Inc.
2.75%, 04/25/22	1,000	1,010
4.45%, 09/29/27	6,169	6,632
3.89%, 01/10/28 (b)	1,375	1,452
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (c) (d)	2,448	2,696
6.50%, 08/08/23 (c)	5,986	6,583
4.21%, 06/12/24 (c)	2,515	2,635
3.87%, 01/12/29 (c)	1,880	1,936
Danske Bank A/S
5.38%, 01/12/24 (c)	5,059	5,465
Diamond Finance International Limited
8.35%, 07/15/46 (c)	2,506	3,158
General Motors Financial Company, Inc.
4.20%, 03/01/21	1,576	1,609
Glencore Funding LLC
3.00%, 10/27/22 (c)	1,300	1,308
4.88%, 03/12/29 (c) (e)	2,850	3,001
GLP Financing, LLC
5.30%, 01/15/29	2,605	2,814

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

273

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (d) (f)	2,500	2,630
3.52%, (3M USD LIBOR + 1.00%), 05/18/24 (b)	1,777	1,780
4.38%, 11/23/26	2,260	2,388
Icahn Enterprises L.P.
6.38%, 12/15/25	235	240
6.25%, 05/15/26 (c) (e)	5,218	5,273
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (c)	1,218	1,211
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	1,325	1,340
4.02%, 12/05/24	4,584	4,864
3.22%, 03/01/25	2,128	2,187
3.96%, 01/29/27	2,720	2,908
3.78%, 02/01/28 (b)	1,127	1,193
3.51%, 01/23/29	1,573	1,636
4.01%, 04/23/29	1,500	1,615
4.20%, 07/23/29	776	848
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (d)	1,686	1,723
7.50%, (callable at 100 beginning 09/27/25) (d)	1,902	1,996
Markel Corporation
5.00%, 05/20/49	1,748	1,901
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	5,267	5,555
Morgan Stanley
3.77%, (3M USD LIBOR + 1.18%), 01/20/22 (b)	2,298	2,319
4.88%, 11/01/22	4,381	4,685
4.10%, 05/22/23	1,550	1,629
3.88%, 04/29/24	2,344	2,482
3.63%, 01/20/27	2,307	2,414
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (b)	1,071	1,050
Nordic Aviation Capital DAC
5.58%, 03/14/24 (g) (h)	3,095	3,256
Santander UK Group Holdings PLC
4.80%, 11/15/24	3,680	3,919
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (g) (h)	2,485	2,498
Spirit Realty, L.P.
4.00%, 07/15/29	3,045	3,072
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,190	1,201
4.25%, 10/21/25	2,071	2,193
3.85%, 01/26/27	717	749
4.22%, 05/01/29	1,635	1,751
6.75%, 10/01/37	1,500	1,961
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	2,900	3,047
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (c)	5,700	6,178
Wells Fargo & Company
2.63%, 07/22/22	795	801
4.48%, 01/16/24	355	380
3.20%, 06/17/27	4,500	4,583
Ziggo Secured Finance B.V.
5.50%, 01/15/27 (c)	1,500	1,525
		174,458
Energy 4.7%
Andeavor Logistics LP
3.50%, 12/01/22	1,149	1,177
5.20%, 12/01/47	1,116	1,194
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	680	757
5.13%, 06/30/27	2,534	2,754
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	933	1,095
Continental Resources, Inc.
4.38%, 01/15/28	2,018	2,125
Denbury Resources Inc.
9.00%, 05/15/21 (c)	500	492
	Shares/Par[1]	Value ($)
Diamondback Energy, Inc.
4.75%, 11/01/24 (c)	4,412	4,530
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (c)	316	328
5.75%, 01/30/28 (c)	316	334
Energy Transfer LP
4.25%, 03/15/23	3,982	4,154
5.25%, 04/15/29	2,100	2,345
5.80%, 06/15/38	1,537	1,712
6.13%, 12/15/45	500	572
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,001	1,184
Enlink Midstream, LLC
5.38%, 06/01/29	1,849	1,898
Enterprise Products Operating LLC
3.35%, 03/15/23	987	1,015
3.13%, 07/31/29	3,994	4,012
4.80%, 02/01/49	1,926	2,151
4.20%, 01/31/50	1,389	1,426
EQM Midstream Partners, LP
4.13%, 12/01/26	1,624	1,566
Everest Acquisition, LLC
8.00%, 11/29/24 (c)	2,530	1,695
7.75%, 05/15/26 (c)	825	737
Marathon Petroleum Corporation
3.80%, 04/01/28	761	774
MPLX LP
4.00%, 03/15/28	3,065	3,179
Petroleos Mexicanos
2.29%, 02/15/24	1,630	1,619
6.50%, 01/23/29	1,983	1,919
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,277
5.63%, 03/01/25	241	269
4.20%, 03/15/28	5,069	5,318
Transocean Pontus Limited
6.13%, 08/01/25 (c)	441	455
Transocean Poseidon Limited
6.88%, 02/01/27 (c)	1,026	1,086
Transocean Proteus Limited
6.25%, 12/01/24 (c)	2,668	2,759
		57,908
Utilities 4.3%
Ameren Illinois Company
4.50%, 03/15/49	2,365	2,763
Atlantic City Electric Company
3.38%, 09/01/24	3,386	3,463
AVANGRID, Inc.
3.15%, 12/01/24	3,760	3,827
Basin Electric Power Cooperative
4.75%, 04/26/47 (c)	2,435	2,696
Commonwealth Edison Company
3.75%, 08/15/47	2,149	2,219
DPL Inc.
4.35%, 04/15/29 (c)	2,947	2,984
Electricite de France
4.50%, 09/21/28 (c)	3,900	4,276
Enel S.p.A
8.75%, 09/24/73 (b) (c) (e)	1,472	1,693
Exelon Corporation
5.10%, 06/15/45	1,756	2,042
FirstEnergy Corp.
3.90%, 07/15/27	2,060	2,161
Indiana Michigan Power Company
4.25%, 08/15/48	1,619	1,778
Nevada Power Company
3.70%, 05/01/29	3,556	3,801
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	4,550	4,665
Southern California Edison Company
4.13%, 03/01/48	1,101	1,103
The AES Corporation
4.00%, 03/15/21	5,165	5,257

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

274

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The Southern Company
2.95%, 07/01/23	4,512	4,573
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	4,007	4,037
		53,338
Health Care 3.6%
Abbott Laboratories
4.75%, 11/30/36	1,324	1,569
Bausch Health Companies Inc.
6.50%, 03/15/22 (c)	296	307
5.88%, 05/15/23 (c)	59	60
7.00%, 03/15/24 - 01/15/28 (c)	1,075	1,138
5.50%, 03/01/23 - 11/01/25 (c)	815	847
8.50%, 01/31/27 (c)	595	655
5.75%, 08/15/27 (c)	609	640
Bristol-Myers Squibb Company
4.13%, 06/15/39 (c)	2,657	2,876
4.25%, 10/26/49 (c)	3,371	3,712
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (c) (e)	355	361
Centene Corporation
4.75%, 05/15/22	1,684	1,724
4.75%, 01/15/25 (e)	566	584
Centene Escrow I Corporation
5.38%, 06/01/26 (c) (e)	2,708	2,850
Cigna Corporation
4.38%, 10/15/28 (c)	4,226	4,555
4.80%, 08/15/38 (c)	1,550	1,669
CVS Health Corporation
4.78%, 03/25/38	2,814	2,932
5.05%, 03/25/48	3,740	3,983
Express Scripts Holding Company
3.40%, 03/01/27	2,645	2,682
HCA Inc.
4.13%, 06/15/29	3,029	3,112
5.13%, 06/15/39	1,264	1,313
Mylan Inc
5.20%, 04/15/48	564	523
Perrigo Finance Unlimited Company
4.38%, 03/15/26	500	501
4.90%, 12/15/44	259	231
UnitedHealth Group Incorporated
3.75%, 07/15/25	1,018	1,086
3.10%, 03/15/26	1,000	1,034
WellCare Health Plans, Inc.
5.25%, 04/01/25	2,340	2,443
5.38%, 08/15/26 (c)	1,112	1,180
		44,567
Communication Services 3.1%
Altice France
7.38%, 05/01/26 (c)	2,087	2,139
AT&T Inc.
3.62%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	8,550	8,650
5.25%, 03/01/37	2,030	2,276
Charter Communications Operating, LLC
4.91%, 07/23/25	3,690	4,003
5.38%, 04/01/38	1,000	1,076
6.83%, 10/23/55	1,030	1,213
Comcast Corporation
4.60%, 10/15/38	4,733	5,418
3.40%, 07/15/46	1,700	1,622
4.95%, 10/15/58	1,061	1,293
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,721
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (c) (d)	1,589	1,627
Netflix, Inc.
5.38%, 11/15/29 (c)	795	846
Sirius XM Radio Inc.
4.63%, 07/15/24 (c)	1,712	1,751
5.50%, 07/01/29 (c)	2,198	2,254
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	1,568	1,571
	Shares/Par[1]	Value ($)
Vodafone Group Public Limited Company
5.00%, 05/30/38	770	836
		38,296
Consumer Staples 3.0%
Altria Group, Inc.
4.40%, 02/14/26	3,720	3,976
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	3,778	4,200
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	1,084	1,229
BAT Capital Corp.
4.39%, 08/15/37	4,440	4,219
JBS Investments GmbH
7.25%, 04/03/24 (c)	1,959	2,035
JBS Investments II GmbH
7.00%, 01/15/26 (c)	1,343	1,451
JBS USA Food Company
5.88%, 07/15/24 (c)	359	369
JBS USA LUX SA
6.50%, 04/15/29 (c)	1,979	2,150
Mars, Incorporated
3.74%, 10/11/27 (g) (h)	1,200	1,295
3.95%, 04/01/49 (c)	4,386	4,695
Reynolds American Inc.
5.70%, 08/15/35	975	1,070
7.00%, 08/04/41	812	970
Walmart Inc.
2.85%, 07/08/24	5,800	5,977
3.25%, 07/08/29	2,579	2,717
		36,353
Materials 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 (c)	1,250	1,276
4.88%, 05/14/25 (c)	3,035	3,268
4.75%, 04/10/27 (c)	2,539	2,691
Berry Global Escrow Corporation
4.88%, 07/15/26 (c)	1,752	1,789
CF Industries, Inc.
3.40%, 12/01/21 (c)	3,910	3,986
4.50%, 12/01/26 (c)	7,790	8,155
Corning Incorporated
5.85%, 11/15/68	1,223	1,443
Freeport-McMoRan Inc.
4.55%, 11/14/24	3,946	4,036
5.40%, 11/14/34	1,794	1,714
NOVA Chemicals Corporation
4.88%, 06/01/24 (c)	2,900	3,010
Olin Corporation
5.00%, 02/01/30	920	911
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (h) (i) (j) (k)	685	535
		32,814
Industrials 2.5%
Aircastle Limited
4.40%, 09/25/23	965	1,001
4.13%, 05/01/24	1,756	1,803
Ashtead Capital, Inc.
5.25%, 08/01/26 (c)	3,101	3,247
Aviation Capital Group LLC
4.38%, 01/30/24 (c)	2,395	2,516
Avolon Holdings Funding Limited
5.13%, 10/01/23 (c)	2,300	2,432
5.25%, 05/15/24 (c)	3,532	3,768
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (d)	9,210	8,840
General Motors Company
5.95%, 04/01/49	708	743
Park Aerospace Holdings Limited
5.25%, 08/15/22 (c)	4,275	4,515
Union Pacific Corporation
4.38%, 09/10/38	1,200	1,320
		30,185

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

275

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Information Technology 1.4%
Broadcom Corporation
3.88%, 01/15/27	1,360	1,333
Broadcom Inc.
4.25%, 04/15/26 (c)	2,900	2,961
International Business Machines Corporation
4.25%, 05/15/49	2,580	2,767
Microsoft Corporation
3.45%, 08/08/36	2,865	3,024
3.95%, 08/08/56	2,355	2,599
NXP B.V.
4.13%, 06/01/21 (c)	2,601	2,660
Oracle Corporation
4.00%, 11/15/47	1,946	2,091
		17,435
Real Estate 0.8%
Boston Properties Limited Partnership
2.75%, 10/01/26	810	797
4.50%, 12/01/28	3,242	3,587
Crown Castle International Corp.
2.25%, 09/01/21	1,285	1,279
HCP, Inc.
3.25%, 07/15/26	578	582
3.50%, 07/15/29	1,049	1,053
Realty Income Corporation
3.25%, 06/15/29	2,548	2,594
		9,892
Consumer Discretionary 0.7%
A&E Television Networks, LLC
3.11%, 08/22/19 (g) (h)	1,000	1,001
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	1,978
GLP Financing, LLC
5.75%, 06/01/28	343	378
IHO Verwaltungs GmbH
5.50%, 09/15/26 (c) (l)	644	626
4.63%, 05/15/27, EUR (c) (l)	1,150	1,292
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (c)	2,929	2,955
		8,230
Total Corporate Bonds And Notes (cost $479,171)		503,476
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.3%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (c)	1,226	1,249
Series 2013-A-2, 4.95%, 01/15/23	857	899
Series 2016-AA-2, 3.20%, 06/15/28	2,706	2,742
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (c)	6,596	6,621
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	4,078	4,095
Series 2017-A3-2, 1.98%, 12/20/21	2,705	2,699
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (c)	1,163	1,162
Series 2018-A2-1A, 2.92%, 12/10/20 (c)	1,077	1,079
Series 2017-A3-1A, 2.29%, 06/10/21 (c)	858	858
Series 2017-A3-2A, 2.31%, 12/10/21 (c)	1,587	1,588
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/07/20 (b) (c)	5,060	5,179
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (c)	1,985	2,058
Bank
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,392
Bank Of The West Auto Trust
Series 2017-A2-1, 1.78%, 02/15/21 (c)	277	277
Series 2017-A3-1, 2.11%, 01/15/23 (c)	3,171	3,168
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (c)	1,846	1,855
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	2,219	2,214
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (c)	1,785	1,788
	Shares/Par[1]	Value ($)
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22 (c)	4,126	4,178
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (c)	441	440
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (c)	672	672
Series 2019-A-1A, 3.33%, 08/15/24 (c)	2,910	2,930
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	3,000	2,996
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23 (c)	1,638	1,669
COLT Mortgage Loan Trust
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (b) (c)	887	885
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (b) (c)	442	444
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (b) (c)	2,411	2,448
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (b) (c)	3,902	3,962
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (c)	1,764	1,768
Series 2017-A3-2, 2.19%, 10/24/22 (c)	1,612	1,610
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (c)	426	426
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	9,000	9,034
Series 2015-C-B, 2.21%, 01/15/21	1,009	1,008
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (c)	1,306	1,311
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (c)	2,903	2,918
Series 2018-A-3A, 3.35%, 08/15/22 (c)	1,196	1,202
GM Financial Automobile Leasing Trust
Series 2017-A3-1, 2.06%, 05/20/20	1,214	1,214
Series 2017-A3-3, 2.01%, 11/20/20	1,805	1,803
Series 2018-A3-1, 2.61%, 01/20/21	4,375	4,380
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (c)	4,899	4,895
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (c)	412	412
Series 2019-A2-1, 2.97%, 09/15/20 (c)	3,084	3,098
Series 2018-A3-1, 2.60%, 06/15/21 (c)	1,306	1,310
Series 2018-A4-1, 2.83%, 06/17/24 (c)	865	874
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (c)	4,077	4,210
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (c)	1,450	1,456
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/10/29 (c) (m)	6,440	6,633
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b) (c)	2,183	2,208
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b) (c)	2,560	2,566
John Deere Owner Trust
Series 2016-A3-B, 1.25%, 06/15/20	139	139
JP Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (b) (c)	1,200	1,216
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (c)	463	462
Series 2018-A2-1A, 2.80%, 02/16/21 (c)	2,109	2,113
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (c)	4,285	4,345
Series 2013-A-1A, 2.15%, 04/22/30 (c)	264	263
Series 2017-A-1A, 2.42%, 12/20/34 (c)	1,436	1,438
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (c)	1,517	1,553
SBA Towers, LLC
Series 2014-C-1, 2.90%, 10/15/44 (c)	2,250	2,250
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (b) (c)	912	927
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (c)	788	806

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

276

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (b) (c)	2,784	2,814
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	297	301
Series 2012-A-1, 4.15%, 04/11/24	1,455	1,507
Series 2012-A-2, 4.00%, 10/29/24	1,286	1,342
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (c)	450	450
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (c)	440	439
Series 2016-A-2A, 1.68%, 05/20/21 (c)	1,248	1,245
Series 2016-B-2A, 2.15%, 05/20/21 (c)	1,133	1,131
Series 2017-A-2A, 1.92%, 12/20/21 (c)	6,142	6,130
Series 2017-A1A-3A, 2.06%, 04/20/22 (c)	5,647	5,641
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 11/15/21 (c)	2,506	2,518
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (b)	1,371	1,425
Westlake Automobile Receivables Trust
Series 2018-A2B-1A, 2.64%, (1M USD LIBOR + 0.25%), 07/15/19 (b) (c)	582	582
Series 2019-A2A-1A, 3.06%, 10/15/20 (c)	5,348	5,376
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,445)		163,296
SENIOR LOAN INTERESTS 2.4%
Consumer Discretionary 0.9%
Charter Communications Operating, LLC
2017 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 04/30/25 (b)	1,495	1,493
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.64%, (3M LIBOR + 2.25%), 07/15/25 (b)	734	721
Golden Nugget, Inc.
2017 Incremental Term Loan B, 5.14%, (3M LIBOR + 2.75%), 09/07/23 (b)	895	887
2017 Incremental Term Loan B, 5.15%, (3M LIBOR + 2.75%), 10/04/23 (b)	1,117	1,107
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.65%, (3M LIBOR + 2.25%), 08/09/25 (b)	3,194	3,191
PCI Gaming Authority
Term Loan, 5.40%, (3M LIBOR + 3.00%), 05/15/26 (b)	3,662	3,666
		11,065
Communication Services 0.5%
CenturyLink, Inc.
2017 Term Loan B, 5.15%, (3M LIBOR + 2.75%), 01/15/25 (b)	2,806	2,738
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (b) (n)	1,812	1,805
Sprint Communications, Inc.
1st Lien Term Loan B, 4.94%, (3M LIBOR + 2.50%), 02/01/24 (b)	2,053	2,019
		6,562
Industrials 0.3%
Gol LuxCo S.A.
1st Lien Term Loan, 6.50%, 08/18/20 (g)	3,100	3,131
Financials 0.2%
Blackstone CQP Holdco LP
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 05/29/24 (b)	1,463	1,465
UFC Holdings, LLC
2019 Term Loan, 5.66%, (3M LIBOR + 3.25%), 04/25/26 (b)	1,462	1,459
		2,924
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 4.90%, (3M LIBOR + 2.50%), 04/27/26 (b)	2,131	2,126
Utilities 0.1%
PG&E Corp
DIP Delayed Draw Term Loan, 0.00%, 12/31/20 (b) (n)	385	386
	Shares/Par[1]	Value ($)
DIP Term Loan, 4.69%, (3M LIBOR + 2.25%), 12/31/20 (b)	1,155	1,158
		1,544
Energy 0.1%
TEX Operations Co. LLC
Exit Term Loan B, 4.40%, (3M LIBOR + 2.00%), 08/04/23 (b)	578	577
Traverse Midstream Partners LLC
Term Loan, 6.59%, (3M LIBOR + 4.00%), 09/22/24 (b)	816	805
		1,382
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (b)	1,078	1,040
Total Senior Loan Interests (cost $29,861)		29,774
SHORT TERM INVESTMENTS 4.9%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 2.26% (o) (p)	55,973	55,973
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (o) (p)	4,779	4,779
Total Short Term Investments (cost $60,752)		60,752
Total Investments 103.6% (cost $1,236,670)		1,273,595
Other Derivative Instruments (0.0)%		(85)
Other Assets and Liabilities, Net (3.6)%		(44,049)
Total Net Assets 100.0%		1,229,461

(a)  All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $44,562.

(b)   Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $304,679 and 24.8%, respectively.

(d)  Perpetual security. Next contractual call date presented, if applicable.

(e)   All or a portion of the security was on loan.

(f)   Convertible security.

(g)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(i)   Non-income producing security.

(j)  Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l)  Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

277

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(m)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o)  Investment in affiliate.

(p)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 93.7%
Japan 66.4%
ABC-Mart Inc.	1	65
Acom Co. Ltd.	3	11
AEON Co. Ltd.	31	535
AEON Financial Service Co. Ltd.	4	63
AEON Mall Co. Ltd.	4	56
Air Water Inc.	10	172
Aisin Seiki Co. Ltd.	14	497
Ajinomoto Co. Inc.	24	422
Alfresa Holdings Corp.	11	280
All Nippon Airways Co. Ltd.	15	511
ALPS Alpine Co. Ltd.	12	206
Amada Co. Ltd.	18	201
Aoyama Trading Co., Ltd.	4	82
Aozora Bank, Ltd.	5	130
ARCS Company, Ltd	3	68
Asahi Breweries Ltd.	12	545
Asahi Glass Co. Ltd.	16	568
Asahi Kasei Corp.	70	748
Asics Corp.	9	99
Astellas Pharma Inc.	60	863
Autobacs Seven Co., Ltd.	3	41
Azbil Corporation	5	120
Bandai Namco Holdings Inc.	6	282
Bank of Kyoto Ltd.	3	120
Benesse Holdings Inc.	4	98
Bic Camera Inc.	5	51
Bridgestone Corp.	37	1,444
Brother Industries Ltd.	14	273
Calbee,Inc.	2	57
Canon Inc.	57	1,670
Canon Marketing Japan Inc.	3	72
Casio Computer Co. Ltd.	10	123
Central Japan Railway Co.	5	1,082
China Bank Ltd.	36	177
Chiyoda Corporation (a)	13	35
Chubu Electric Power Co. Inc.	58	817
Chugai Pharmaceutical Co. Ltd.	2	144
Chugoku Electric Power Co. Inc.	21	271
Citizen Watch Co., Ltd.	24	126
Coca-Cola Bottlers Japan Holdings Inc.	5	124
COMSYS Holdings Corporation	6	140
Concordia Financial Group, Ltd.	69	259
Credit Saison Co. Ltd.	11	131
Dai Nippon Printing Co. Ltd.	22	461
Daicel Corp.	19	172
Daido Steel Co., Ltd.	3	103
Dai-ichi Life Holdings, Inc.	59	896
Daiichi Sankyo Company, Ltd	16	811
Daikin Industries Ltd.	6	826
Dainippon Sumitomo Pharma Co. Ltd.	3	65
Daio Paper Corporation	2	28
Daito Trust Construction Co. Ltd.	3	369
Daiwa House Industry Co. Ltd.	29	841
Daiwa Securities Group Inc.	87	381
DCM Holdings Co., Ltd.	9	87
Dena Co., Ltd.	5	94
Denka Company Limited	5	143
Denso Corp.	28	1,188
Dentsu Inc.	8	290
	Shares/Par[1]	Value ($)
DIC Corp.	8	204
Disco Corp.	1	99
Dowa Holdings Co. Ltd.	5	148
East Japan Railway Co.	15	1,359
EBARA Corporation	6	163
Edion Corp.	12	114
Eisai Co. Ltd.	5	261
Electric Power Development Co., Ltd.	13	287
Exedy Corp.	3	57
Ezaki Glico Co.,Ltd.	2	80
FamilyMart UNY Holdings Co. Ltd.	3	72
Fanuc Ltd.	5	835
Fast Retailing Co. Ltd.	1	364
Fuji Electric Holdings Co. Ltd.	6	201
Fuji Media Holdings, Inc.	15	204
Fuji Oil Holdings Inc.	1	33
FUJIFILM Holdings Corp.	21	1,083
Fujikura Ltd.	36	136
Fujitsu Ltd.	13	900
Fukuoka Financial Group, Inc.	9	163
Fukuyama Transporting Co., Ltd.	1	29
Furukawa Electric Co., Ltd.	6	161
Glory Ltd.	4	93
GREE, Inc.	6	27
GS Yuasa Corp.	5	102
GungHo Online Entertainment, Inc.	2	61
H2O Retailing Corporation	9	104
Hakuhodo DY Holdings Incorporated	10	169
Hamamatsu Photonics KK	1	51
Hankyu Hanshin Holdings Inc.	9	330
HANWA Co., Ltd.	6	153
Haseko Corp.	16	163
Heiwa Corporation	3	58
Heiwado Co., Ltd.	3	52
Hikari Tsushin Inc.	—	87
Hino Motors Ltd.	24	200
Hirose Electric Co. Ltd.	1	123
Hisamitsu Pharmaceutical Co. Inc.	2	59
Hitachi Capital Corporation	3	65
Hitachi Chemical Co. Ltd.	7	182
Hitachi Construction Machinery Co. Ltd.	5	136
Hitachi High-Technologies Corp.	3	165
Hitachi Ltd.	74	2,727
Hitachi Metals Ltd.	15	171
Hitachi Transport System, Ltd.	2	72
Hokuhoku Financial Group, Inc.	10	108
Hokuriku Electric Power Company (a)	19	140
Honda Motor Co. Ltd.	148	3,843
Hoshizaki Corporation	1	90
House Foods Group Inc.	2	71
Hoya Corp.	6	484
Hulic Co. Ltd.	8	61
IBIDEN Co., Ltd.	9	162
Idemitsu Kosan Co., Ltd.	14	411
IHI Corp.	8	193
Iida Group Holdings Co., Ltd.	11	183
Inabata & Co., Ltd.	5	58
Inpex Corporation	80	724
Isetan Mitsukoshi Holdings Ltd.	30	240
Isuzu Motors Ltd.	34	385
ITO EN, LTD.	1	33
ITOCHU Corp.	71	1,359
ITOCHU ENEX Co., Ltd.	5	39
ITOCHU Techno-Solutions Corporation	3	69
Itoham Yonekyu Holdings Inc.	12	82
Iwatani Corporation	3	97
IZUMI Co., Ltd.	2	61
J.Front Retailing Co., Ltd.	19	223
Japan Airlines Co., Ltd	19	623
Japan Display Inc. (a)	189	123
Japan Exchange Group Inc.	8	126
JAPAN PETROLEUM EXPLORATION CO .,LTD.	4	88
Japan Post Bank Co., Ltd.	26	269
JAPAN POST HOLDINGS Co., Ltd.	104	1,177
Japan Post Insurance Co., Ltd.	5	91

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

278

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Japan Real Estate Investment Corp.	—	152
Japan Retail Fund Investment Corp.	—	154
Japan Tobacco Inc.	47	1,046
JFE Holdings Inc.	57	844
JGC Corp.	16	217
JS Group Corp.	25	397
JSR Corp.	12	188
JTEKT Corp.	22	273
JXTG Holdings, Inc.	284	1,415
Kajima Corp.	25	340
Kamigumi Co. Ltd.	6	135
Kandenko Co., Ltd.	7	58
Kaneka Corp.	5	181
Kansai Electric Power Co. Inc.	43	495
Kansai Paint Co. Ltd.	7	151
Kao Corp.	9	657
Kato Sangyo Co., Ltd.	2	64
Kawasaki Heavy Industries Ltd.	12	292
Kawasaki Kisen Kaisha, Ltd. (a)	7	80
KDDI Corp.	80	2,032
Keihan Holdings Co. Ltd.	3	113
Keihin Corporation	5	65
Keikyu Corp.	7	112
Keio Corp.	3	178
Keisei Electric Railway Co. Ltd.	3	124
Kewpie Corporation	6	121
Keyence Corp.	1	370
Kikkoman Corp.	3	109
Kinden Corp.	8	124
Kintetsu Corp.	5	254
Kirin Holdings Co. Ltd.	27	578
Kmto Energy K.K.	7	159
Kobe Steel Ltd.	52	342
Koito Manufacturing Co. Ltd.	4	209
KOKUYO Co.,Ltd.	5	66
Komatsu Ltd.	41	982
Komeri Co.,Ltd.	1	25
Konami Corp.	2	99
Konica Minolta Holdings Inc.	38	369
Kose Corp.	—	67
K's Holdings Corporation	16	151
Kubota Corp.	43	721
Kuraray Co. Ltd.	22	262
Kurita Water Industries Ltd.	5	112
KYB Corporation (a)	2	45
Kyocera Corp.	15	1,015
Kyowa Exeo Corp.	3	77
Kyowa Kirin Co., Ltd.	7	121
Kyushu Electric Power Co. Inc.	27	262
Kyushu Financial Group, Inc.	26	103
Kyushu Railway Company	5	155
Lawson Inc.	2	76
Leopalace21 Corporation (a)	42	109
Lintec Corporation	1	27
Lion Corp.	5	99
Mabuchi Motor Co. Ltd.	1	34
Maeda Road Construction Co. Ltd.	4	78
Makita Corp.	7	232
Marubeni Corp.	134	889
Marui Group Co. Ltd.	5	108
Maruichi Steel Tube Ltd.	3	86
Matsumotokiyoshi Holdings Co., Ltd.	4	108
Mazda Motor Corp.	73	758
Mebuki Financial Group, Inc.	71	185
Medipal Holdings Corp.	13	285
Megmilk Snow Brand Co.,Ltd.	4	81
Meiji Holdings Co., Ltd.	4	315
Minebea Mitsumi Inc.	14	230
Miraca Holdings Inc.	2	52
MISUMI Group Inc.	5	134
Mitsubishi Chemical Holdings Corporation	102	713
Mitsubishi Corp.	71	1,867
Mitsubishi Electric Corp.	109	1,440
Mitsubishi Estate Co. Ltd.	32	601
Mitsubishi Gas Chemical Co. Inc.	14	182
	Shares/Par[1]	Value ($)
Mitsubishi Heavy Industries Ltd.	25	1,082
Mitsubishi Logistics Corporation.	3	91
Mitsubishi Materials Corp.	13	362
Mitsubishi Motors Corp.	48	230
Mitsubishi Shokuhin Co.,Ltd.	1	31
Mitsubishi Tanabe Pharma Corp.	12	137
Mitsubishi UFJ Financial Group Inc.	750	3,567
Mitsubishi UFJ Lease & Finance Co. Ltd.	20	109
Mitsui & Co. Ltd.	107	1,752
Mitsui Chemicals Inc.	12	295
Mitsui E&S Holdings Co., Ltd. (a)	13	116
Mitsui Fudosan Co. Ltd.	30	737
Mitsui Mining & Smelting Co Ltd	6	135
Mitsui OSK Lines Ltd.	13	310
mixi, Inc.	3	52
Mizuho Financial Group Inc.	1,506	2,185
Morinaga Milk Industry Co., Ltd.	3	134
MS&AD Insurance Group Holdings, Inc.	28	906
Murata Manufacturing Co. Ltd.	16	726
Nabtesco Corp.	2	53
Nagase & Co., Ltd.	8	116
Nagoya Railroad Co. Ltd.	7	194
NEC Corp.	19	738
NEC Electronics Corp. (a)	26	129
NEXON Co.,Ltd. (a)	8	115
NGK Insulators Ltd.	15	216
NGK Spark Plug Co. Ltd.	10	179
NHK SPRING Co.,Ltd.	18	136
Nichirei Corporation	5	121
Nidec Corp.	3	467
Nikon Corp.	20	285
Nintendo Co. Ltd.	1	515
Nippo Corp.	4	79
Nippon Building Fund Inc.	—	171
Nippon Electric Glass Co. Ltd.	7	185
Nippon Express Co. Ltd.	6	330
Nippon Kayaku Co., Ltd.	4	42
Nippon Light Metal Holdings Company, Ltd.	51	110
Nippon Meat Packers Inc.	9	402
Nippon Paint Co. Ltd. (b)	3	121
Nippon Paper Industries Co., Ltd.	13	231
Nippon Shokubai Co., Ltd.	2	126
Nippon Steel Corporation	84	1,447
Nippon Steel Trading Corporation	2	74
Nippon Telegraph & Telephone Corp.	47	2,201
Nippon Television Holdings Inc.	10	142
Nippon Yusen KK	23	376
Nipro Corp.	3	33
Nishi-Nippon Financial Holdings, Inc.	10	72
Nissan Chemical Industries Ltd.	2	95
Nissan Motor Co. Ltd.	221	1,584
Nissan Shatai Co.,Ltd	6	62
Nisshin Seifun Group Inc.	9	199
Nisshinbo Holdings Inc.	15	111
Nissin Foods Holdings Co. Ltd.	2	116
Nitori Co. Ltd.	2	199
Nitto Denko Corp.	9	426
NOK Corporation	10	155
Nomura Holdings Inc.	221	780
Nomura Real Estate Holdings, Inc.	9	183
Nomura Real Estate Master Fund. Inc.	—	149
Nomura Research Institute Ltd.	9	140
North Pacific Bank, Ltd.	44	105
NSK Ltd.	33	296
NTN Corporation	49	147
NTT Data Corp.	22	288
NTT DoCoMo Inc.	51	1,183
Obayashi Corp.	36	358
Odakyu Electric Railway Co. Ltd.	8	189
OJI Holdings Corp.	60	346
Olympus Corp.	27	297
Omron Corp.	8	419
Ono Pharmaceutical Co. Ltd.	8	140
Onward Holdings Co., Ltd.	6	31
Oracle Corp. Japan	1	44

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

279

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Oriental Land Co. Ltd.	2	260
ORIX Corp.	55	817
Osaka Gas Co. Ltd.	30	529
Otsuka Corp.	3	129
Otsuka Holdings Co., Ltd.	15	506
Paltac Corporation	2	83
Pan Pacific International Holdings Corporation	2	140
Panasonic Corp.	150	1,250
Persol Holdings Co., Ltd.	5	123
Pola Orbis Holdings Inc.	2	45
Rakuten Inc.	15	185
Recruit Holdings Co., Ltd.	16	522
Rengo Co., Ltd.	13	105
Resona Holdings Inc.	127	531
Ricoh Co. Ltd.	59	587
Rinnai Corp.	2	95
Rohm Co. Ltd.	4	256
Ryohin Keikaku Co. Ltd.	1	90
San-Ai Oil Co.,Ltd.	3	25
Sankyo Co. Ltd.	2	65
Sankyu Inc.	2	111
Santen Pharmaceutical Co. Ltd.	9	143
Sanwa Holdings Corporation	8	89
Sapporo Holdings Limited	2	46
SBI Holdings Inc.	6	142
SCSK Corporation	1	64
Secom Co. Ltd.	6	483
Sega Sammy Holdings Inc.	9	113
Seibu Holdings Inc.	7	118
Seiko Epson Corp.	18	288
Seino Holdings Corp.	12	156
Sekisui Chemical Co. Ltd.	24	360
Sekisui House Ltd.	45	747
Seven & I Holdings Co., Ltd.	35	1,185
Seven Bank, Ltd.	8	20
SG Holdings Co., Ltd.	4	125
Sharp Corp.	3	31
Shikoku Electric Power Company, Incorporated	13	116
Shimachu Co., Ltd.	2	40
Shimadzu Corp.	6	155
Shimamura Co. Ltd.	2	164
Shimano Inc.	1	209
Shimizu Corp.	34	281
Shin-Etsu Chemical Co. Ltd.	12	1,149
Shinsei Bank Ltd.	12	191
Shionogi & Co. Ltd.	5	265
Shiseido Co. Ltd.	4	318
Shizuoka Bank Ltd.	25	183
Showa Denko KK	6	172
SKY Perfect JSAT Holdings Inc.	9	37
SKYLARK Holdings Co., Ltd.	7	128
SMC Corp.	1	487
SoftBank Corporation	23	300
SoftBank Group Corp.	47	2,275
Sohgo Security Services Co. Ltd.	2	97
Sojitz Corp.	81	262
Sompo Holdings, Inc.	17	657
Sony Corp.	27	1,403
Sony Financial Holdings Inc.	4	91
Square Enix Holdings Co. Ltd.	2	77
Stanley Electric Co. Ltd.	6	155
Subaru Corp. NPV	44	1,083
Sugi Holdings Co., Ltd.	2	76
SUMCO Corporation	7	85
Sumitomo Chemical Co. Ltd.	114	532
Sumitomo Corp.	67	1,025
Sumitomo Electric Industries Ltd.	71	935
Sumitomo Forestry Co. Ltd.	13	156
Sumitomo Heavy Industries Ltd.	7	248
Sumitomo Metal Mining Co. Ltd.	14	417
Sumitomo Mitsui Financial Group Inc.	77	2,737
Sumitomo Mitsui Trust Holdings Inc.	15	563
Sumitomo Osaka Cement Co., Ltd.	2	91
Sumitomo Realty & Development Co. Ltd.	8	279
Sumitomo Riko Company Limited	4	27
	Shares/Par[1]	Value ($)
Sumitomo Rubber Industries Inc.	17	193
Sundrug Co. Ltd.	3	84
Suntory Beverage & Food Limited	4	191
SURUGA bank Ltd. (a)	9	35
Suzuken Co. Ltd.	4	253
Suzuki Motor Corp.	16	762
Sysmex Corp.	2	124
T&D Holdings Inc.	27	299
Taiheiyo Cement Corp.	8	233
Taisei Corp.	9	328
Taisho Pharmaceutical Holdings Company Ltd.	1	85
Taiyo Nippon Sanso Corp.	5	102
Takashimaya Co. Ltd.	14	157
Takeda Pharmaceutical Co. Ltd.	32	1,151
TDK Corp.	6	466
Teijin Ltd.	13	224
Terumo Corp.	11	320
T-Gaia Corporation	1	13
The Chugoku Bank, Limited	10	84
The Gunma Bank, Ltd.	25	87
The Hachijuni Bank, Ltd.	31	129
The Hiroshima Bank Ltd.	18	86
The Iyo Bank, Ltd.	19	97
THK Co. Ltd.	5	115
TIS Inc.	3	138
Tobu Railway Co. Ltd.	8	219
Toda Corp.	13	70
Toho Co. Ltd.	3	115
Toho Gas Co. Ltd.	5	166
Toho Holdings Co. Ltd.	4	92
Tohoku Electric Power Co. Inc.	42	423
Tokairika Co., Ltd.	5	83
Tokio Marine Holdings Inc.	26	1,289
Tokyo Broadcasting System Holdings,Inc.	6	106
Tokyo Century Corp.	1	51
Tokyo Electric Power Co. Holdings Inc. (a)	175	914
Tokyo Electron Ltd.	3	478
Tokyo Gas Co. Ltd.	29	693
Tokyo Tatemono Co. Ltd.	10	109
Tokyu Corp.	20	362
Tokyu Fudosan Holdings Corporation	32	176
Toppan Forms Co., Ltd.	4	34
Toppan Printing Co. Ltd.	27	419
Toray Industries Inc.	84	642
Toshiba Corp.	9	264
Tosoh Corp.	20	278
TOTO Ltd.	5	202
Toyo Ink SC. Holdings Co., Ltd.	3	63
Toyo Seikan Group Holdings Ltd.	12	235
Toyo Suisan Kaisha Ltd.	4	169
Toyo Tire Corporation	6	83
Toyobo Co., Ltd.	3	41
Toyoda Gosei Co. Ltd.	7	135
Toyota Boshoku Corporation	5	66
Toyota Industries Corp.	9	486
Toyota Motor Corp.	130	8,111
Toyota Tsusho Corp.	20	599
Trend Micro Inc.	2	98
TS Tech Co.,Ltd.	5	123
TSURUHA Holdings ,Inc.	1	130
TV Asahi Holdings Corp.	3	53
UACJ Corporation	4	61
Ube Industries Ltd.	9	191
Unicharm Corp.	6	178
Unipres Corp.	5	74
United Super Markets Holdings Inc.	5	46
United Urban Investment Corp.	—	49
Valor Holdings Co. Ltd.	2	31
Wacoal Holdings Corp.	3	83
Welcia Holdings Co.,Ltd.	1	49
West Japan Railway Co.	8	623
Yahoo! Japan Corp.	102	299
Yakult Honsha Co. Ltd.	2	123
Yamada Denki Co. Ltd.	66	293
Yamaguchi Financial Group,Inc.	10	70

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

280

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Yamaha Corp.	5	214
Yamaha Motor Co. Ltd.	19	337
Yamato Holdings Co. Ltd.	15	308
Yamato Kogyo Co. Ltd.	1	38
Yamazaki Baking Co. Ltd.	9	130
Yaskawa Electric Corp.	5	167
Yokogawa Electric Corp.	8	161
Yokohama Rubber Co. Ltd.	9	166
Zeon Corporation	9	102
		155,361
Australia 16.4%
AGL Energy Limited	34	472
Amcor Ltd.	30	337
AMP Ltd.	323	480
APA Group	31	231
ASX Ltd.	3	154
Aurizon Holdings Limited	120	455
AusNet Services Holdings Pty Ltd	62	82
Australia & New Zealand Banking Group Ltd.	147	2,906
Bank of Queensland Ltd.	21	144
Bendigo and Adelaide Bank Ltd.	26	211
BHP Group Plc	121	3,507
BlueScope Steel Ltd.	28	234
Boral Ltd.	54	195
Brambles Limited	43	388
Caltex Australia Ltd.	27	464
Challenger Financial Services Group Ltd.	16	75
CIMIC Group Limited	3	109
Coca-Cola Amatil Ltd.	22	161
Coles Group Limited (a)	6	57
Commonwealth Bank of Australia	67	3,879
Computershare Ltd.	9	98
Crown Resorts Limited	19	166
CSL Ltd.	5	718
DEXUS Funds Management Limited	25	226
Downer EDI Ltd.	40	196
Flight Centre Ltd.	1	41
Fortescue Metals Group Ltd.	94	596
Goodman Funding Pty Ltd	25	269
GPT Group	51	219
GrainCorp Limited - Class A	21	116
Harvey Norman Holdings Ltd.	25	71
Healius Limited	23	49
Incitec Pivot Ltd.	79	190
Insurance Australia Group Ltd.	88	511
LendLease Corp. Ltd.	36	329
Macquarie Group Limited	8	733
Medibank Private Limited	102	249
Metcash Limited	119	215
Mirvac Group	152	334
National Australia Bank Ltd.	147	2,752
Newcrest Mining Ltd.	17	379
Oil Search Ltd.	30	148
Orica Ltd.	18	260
Origin Energy Ltd.	110	565
Qantas Airways Ltd.	30	112
QBE Insurance Group Ltd.	64	532
Ramsay Health Care Ltd.	3	132
Rio Tinto Ltd.	15	1,091
Santos Ltd.	47	234
Scentre Group Limited	187	504
Seven Group Holdings Limited	4	56
Sims Metal Management Limited	19	147
Sonic Health Care Ltd.	13	253
South32 Limited	120	267
Stockland	131	384
Suncorp Group Ltd.	75	712
Sydney Airport Corporation Limited	14	77
Tabcorp Holdings Ltd.	42	132
Telstra Corp. Ltd.	341	922
The Star Entertainment Group Limited	38	109
TPG Telecom Ltd.	4	19
Transurban Group	29	298
Treasury Wine Estates Limited	12	130
	Shares/Par[1]	Value ($)
Vicinity Centres RE Ltd	97	167
Viva Energy Australia Group Pty Ltd (c)	48	71
Wesfarmers Ltd.	70	1,774
Westpac Banking Corp.	172	3,420
Woodside Petroleum Ltd.	40	1,027
Woolworths Group Ltd.	74	1,716
WorleyParsons Ltd.	12	128
		38,385
Hong Kong 6.9%
AIA Group Limited	171	1,847
ASM Pacific Technology Ltd.	4	41
Bank of East Asia Ltd.	48	134
Cathay Pacific Airways Limited	41	61
Champion Real Estate Investment Trust	71	59
Charoen Pokphand Foods Public Company Limited	188	16
China Gas Holdings Ltd.	20	75
Chinese Estates Holdings Limited	13	11
Chow Sang Sang Holdings International Limited	9	13
Chow Tai Fook Jewellery Group Limited	57	62
CK Asset Holdings Limited	95	746
CK Hutchison Holdings Limited	123	1,211
CK Infrastructure Holdings Limited	9	73
CLP Holdings Ltd.	58	640
Dah Sing Financial Holdings Limited	4	21
Dairy Farm International Holdings Ltd.	7	51
Digital China Holdings Limited (a)	14	8
Esprit Holdings Limited (a)	48	9
First Pacific Company Limited	146	59
Galaxy Entertainment Group Ltd.	39	263
GCL-Poly Energy Holdings Limited (a)	1,621	90
Genting Hong Kong Limited	143	19
Great Eagle Holdings Limited	5	21
Haier Electronics Group Co., Ltd.	51	142
Haitong International Securities Group Limited	55	18
Hang Lung Group Ltd.	56	155
Hang Lung Properties Ltd.	103	245
Hang Seng Bank Ltd.	16	395
Henderson Land Development Co. Ltd.	47	259
HK Electric Investments Limited	68	70
HKT Trust	119	189
Hong Kong & China Gas Co. Ltd.	124	275
Hong Kong Exchanges & Clearing Ltd.	7	262
Hongkong Land Holdings Ltd.	60	389
Hutchison Telecommunications Hong Kong Holdings Limited	74	17
Hysan Development Co. Ltd.	24	124
Jardine Matheson Holdings Ltd.	8	471
Johnson Electric Holdings Limited	22	47
K. Wah International Holdings Ltd.	82	48
Kerry Logistics Network Limited	26	47
Kerry Properties Ltd.	46	193
Kingboard Chemical Holdings Ltd.	56	156
Kingboard Laminates Holdings Limited	46	43
Kowloon Development Company Limited	5	7
Li & Fung Limited	904	158
Link Real Estate Investment Trust	49	602
Luk Fook Holdings International Ltd.	21	66
Melco Resorts & Entertainment Ltd. - ADR	13	277
MGM China Holdings Limited	26	44
MTR Corp.	54	367
New World Development Ltd.	330	516
Nine Dragons Paper (Holdings) Limited	77	68
NWS Holdings Ltd.	53	109
PCCW Ltd.	223	129
Power Assets Holdings Ltd.	33	241
Shangri-La Asia Ltd.	68	86
Shimao Property Holdings Limited	61	186
Sino Land Co.	130	218
SJM Holdings Limited	145	165
Stella International Holdings Limited	12	20
Sun Hung Kai Properties Ltd.	69	1,179
Swire Pacific Ltd. - Class A	48	597
Swire Properties Limited	39	156
Techtronic Industries Company Limited	25	192
The Hongkong and Shanghai Hotels, Limited	6	8

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

281

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
VTech Holdings Ltd.	8	69
WH Group Limited (c)	419	426
Wharf Holdings Ltd.	109	289
Wharf Real Estate Investment Company Limited	37	261
Wheelock & Co. Ltd.	42	302
Xinyi Glass Holdings Limited	60	63
Yue Yuen Industrial Holdings Ltd.	65	178
		16,054
Singapore 3.2%
Ascendas REIT	65	150
CapitaLand Commercial Trust Management Limited	25	41
CapitaLand Ltd.	112	292
CapitaMall Trust	63	123
China Aviation Oil (Singapore) Corporation Ltd	23	23
City Developments Ltd.	27	188
ComfortDelgro Corp. Ltd.	105	206
DBS Group Holdings Ltd.	54	1,046
Genting Singapore Limited	174	119
Golden Agri-Resources Ltd.	548	117
Hutchison Port Holdings Trust	253	58
Jardine Cycle & Carriage Ltd.	6	147
Keppel Corporation Limited	109	537
Olam International Limited	25	37
Oversea-Chinese Banking Corporation Limited	114	962
Sembcorp Industries Ltd	72	129
SembCorp Marine Ltd. (a)	43	48
SIA Engineering Company Limited	5	10
Singapore Airlines Ltd.	40	272
Singapore Airport Terminal Services Ltd.	9	34
Singapore Press Holdings Ltd.	85	153
Singapore Technologies Engineering Ltd.	40	123
Singapore Telecommunications Limited	337	871
StarHub Ltd	33	37
United Overseas Bank Ltd.	48	925
UOL Group Ltd.	25	142
Venture Corp. Ltd.	10	124
Wilmar International Limited	153	418
Yanlord Land Group Limited	46	44
		7,376
New Zealand 0.4%
Air New Zealand Limited	31	56
Auckland International Airport Limited	10	68
Contact Energy Limited	31	169
Fletcher Building Ltd.	73	237
Genesis Energy Limited	7	15
Mercury NZ Limited	22	68
Meridian Energy Limited	41	131
Spark New Zealand Ltd.	84	227
Vector Limited	6	16
		987
Macau 0.2%
Sands China Ltd.	70	335
Wynn Macau, Limited	35	79
		414
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	229
Samsonite International S.A.	39	89
		318
China 0.1%
China South City Holdings Limited	358	53
Hopson Development Holdings Limited	30	33
Lee & Man Paper Manufacturing Ltd.	53	37
Skyworth Digital Holdings Limited	326	88
Sun Art Retail Group Limited	64	61
		272
Thailand 0.0%
Thai Beverage Public Company Limited	121	74
Italy 0.0%
Prada S.p.A.	9	27
Russian Federation 0.0%
United Company RUSAL PLC (a)	37	15
	Shares/Par[1]	Value ($)
Taiwan 0.0%
Foxconn Interconnect Technology Limited (c)	28	11
Total Common Stocks (cost $219,564)		219,294
INVESTMENT COMPANIES 1.9%
United States of America 1.9%
Vanguard MSCI Pacific ETF	66	4,345
Total Investment Companies (cost $4,322)		4,345
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	2,900	2,900
U.S. Treasury Securities 0.2%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	395	393
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	82	82
Total Short Term Investments (cost $3,375)		3,375
Total Investments 97.0% (cost $227,261)		227,014
Other Derivative Instruments (0.0)%		(11)
Other Assets and Liabilities, Net 3.0%		7,098
Total Net Assets 100.0%		234,101

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $508 and 0.2%, respectively.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 96.6%
United Kingdom 23.3%
3i Group plc	32	447
Anglo American PLC	53	1,500
Antofagasta PLC	18	211
Ashtead Group Public Limited Company	6	183
Associated British Foods PLC	15	474
AstraZeneca PLC	29	2,378
Aviva PLC	202	1,071
Babcock International Group PLC	41	238
BAE Systems PLC	124	781
Barclays Plc	1,198	2,283
Barratt Developments P L C	62	449
BP P.L.C.	1,415	9,877
British American Tobacco P.L.C.	87	3,030
BT Group Plc	559	1,396
Bunzl Public Limited Company	8	219
Burberry Group Plc	12	295
Carnival Plc	7	308
Centrica PLC	548	610
Coca-Cola HBC AG	5	183
Compass Group PLC	35	831
CYBG PLC	60	146
DCC Public Limited Company	3	308
Diageo PLC	40	1,712
Direct Line Insurance Group plc	104	438
Dixons Carphone PLC	132	183
DS Smith PLC	29	135
easyJet PLC	19	226
Experian PLC	15	463
Ferguson PLC	7	527
Fiat Chrysler Automobiles N.V.	87	1,218
FirstGroup PLC (a)	49	61
GlaxoSmithKline PLC	144	2,878
HSBC Holdings PLC	963	8,037

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

282

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Imperial Brands PLC	47	1,114
Inchcape PLC	36	285
InterContinental Hotels Group PLC	4	256
Intu Properties PLC	51	49
ITV Plc	187	257
J Sainsbury PLC	264	658
John Wood Group P.L.C.	20	118
Johnson Matthey PLC	13	562
Kingfisher Plc	266	725
Land Securities Group PLC	38	406
Legal & General Group PLC	217	743
Lloyds Banking Group PLC	3,084	2,221
Marks & Spencer Group Plc	180	480
Meggitt PLC	19	124
Micro Focus International PLC	4	112
Mondi plc	14	327
National Grid PLC	215	2,283
Next Plc	5	381
Pearson PLC	37	388
Persimmon Public Limited Company	15	377
Prudential Public Limited Company	61	1,330
Reckitt Benckiser Group PLC	18	1,393
Relx PLC	31	760
Rio Tinto PLC	46	2,857
Rolls-Royce Holdings plc (a)	70	746
Royal Mail PLC	153	413
RSA INSURANCE GROUP PLC	36	262
Schroders PLC	5	182
Smith & Nephew PLC	19	411
Smiths Group PLC	14	288
SSE PLC	67	950
Standard Chartered PLC	234	2,125
Standard Life Aberdeen PLC	134	503
Taylor Wimpey PLC	195	391
Tesco PLC	413	1,189
The Berkeley Group Holdings PLC	6	285
The British Land Company Public Limited Company	46	314
The Royal Bank of Scotland Group Public Limited Company	146	408
The Sage Group PLC.	18	183
Travis Perkins PLC	23	366
TUI AG	25	246
Unilever PLC	22	1,388
United Utilities Group PLC	32	314
Vodafone Group Public Limited Company	2,691	4,413
Whitbread PLC	5	305
WM Morrison Supermarkets P L C	244	624
WPP 2012 Limited	78	977
		78,585
France 16.9%
Accor SA	6	241
Aeroports de Paris	1	91
Air France - KLM (a)	19	186
ALD (b)	4	70
Alstom	7	320
Amundi (b)	2	130
Arkema	4	340
AtoS SE	3	282
AXA SA	134	3,511
BNP Paribas SA	78	3,718
Bollore SA	37	164
Bouygues SA	21	760
Capgemini SA	4	546
Carrefour SA	58	1,123
Casino Guichard Perrachon SA	10	347
Cie de Saint-Gobain	45	1,759
Cie Generale d'Optique Essilor International SA	4	467
CNP Assurances SA	8	177
Compagnie Generale des Etablissements Michelin	11	1,440
Covivio	1	119
Credit Agricole SA	74	891
Danone	15	1,264
Dassault Systemes SA	1	146
Eiffage	3	313
Electricite de France	45	561
	Shares/Par[1]	Value ($)
Engie	167	2,529
Eurazeo SA	3	175
Faurecia	5	234
Gecina SA	2	225
Hermes International SCA	—	219
Iliad SA	1	116
Kering SA	1	540
Klepierre	9	309
Lagardere SCA	11	297
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	11	1,569
Legrand SA	6	417
L'Oreal SA	4	1,179
LVMH Moet Hennessy Louis Vuitton SE	4	1,708
Natixis	53	213
Orange SA	136	2,142
Pernod-Ricard SA	3	608
Peugeot SA	32	799
Publicis Groupe SA	9	477
Rallye	4	31
Renault SA	18	1,158
Rexel	38	486
Safran	5	752
Sanofi SA	46	4,013
Schneider Electric SE (a)	22	1,977
SCOR	8	331
Societe Generale SA	84	2,111
Sodexo SA	3	332
SUEZ	22	317
Thales SA	2	233
Total SA	149	8,355
Valeo	16	530
Veolia Environnement	28	682
VINCI	18	1,859
Vivendi SA	35	968
Worldline (a)	1	73
		56,930
Germany 13.8%
Adidas AG	3	950
Allianz SE	19	4,479
Aurubis AG	5	239
BASF SE	53	3,849
Bayer AG	41	2,809
Bayerische Motoren Werke AG	31	2,260
Beiersdorf AG	2	191
Brenntag AG	7	354
Ceconomy AG	21	376
Continental AG	7	981
Covestro AG (b)	7	375
Daimler AG	80	4,451
Deutsche Bank AG	202	1,557
Deutsche Boerse AG	2	352
Deutsche Lufthansa AG	41	710
Deutsche Post AG	48	1,589
Deutsche Telekom AG	165	2,858
Deutsche Wohnen Service Merseburg GmbH	6	229
Dresdner Bank AG	101	729
E.ON SE	112	1,215
Evonik Industries AG	9	277
Fraport AG Frankfurt Airport Services Worldwide	1	48
Fresenius Medical Care AG & Co. KGaA	7	530
Fresenius SE & Co. KGaA	14	755
GEA Group AG	9	253
Hannover Rueck SE	3	412
Hapag-Lloyd Aktiengesellschaft (b)	1	44
HeidelbergCement AG	9	743
HELLA GmbH & Co. KGaA	2	107
Hochtief AG	1	120
Infineon Technologies AG	19	334
innogy SE	6	265
K+S Aktiengesellschaft	16	297
LANXESS Aktiengesellschaft	2	118
Merck KGaA	3	280
Muenchener Rueckversicherungs AG	8	2,039
OSRAM Licht AG	7	217

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

283

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ProSiebenSat.1 Media SE	15	235
RTL Group SA	2	110
RWE AG	38	939
SAP SE	15	2,101
Siemens AG	31	3,641
Siemens Healthineers AG (b)	1	27
Sudzucker AG	8	128
Talanx Aktiengesellschaft	3	129
Telefonica Deutschland Holding AG	53	148
ThyssenKrupp AG	19	273
Uniper SE	21	634
United Internet AG	2	69
Vonovia SE	10	490
Wacker Chemie AG	1	41
		46,357
Switzerland 11.0%
ABB Ltd.	74	1,488
Adecco Group AG	13	785
Alcon AG (a)	10	619
Baloise Holding AG	2	302
Compagnie Financiere Richemont SA	14	1,225
Credit Suisse Group AG	102	1,214
Givaudan SA	—	365
Glencore PLC	1,066	3,707
Kühne + Nagel International AG	2	278
LafargeHolcim Ltd.	21	1,042
Lonza Group AG	—	159
Nestle SA	72	7,475
Novartis AG	60	5,455
Roche Holding AG	16	4,518
SGS SA	—	244
Sika AG	2	343
STMicroelectronics NV	17	308
Swatch Group AG	2	514
Swiss Life Holding AG	1	623
Swiss Re AG	18	1,868
Swisscom AG	1	526
UBS Group AG	145	1,728
Zurich Insurance Group AG	7	2,395
		37,181
Netherlands 8.5%
ABN AMRO Group N.V. - CVA (b)	9	199
Aegon NV	151	748
Airbus SE	7	970
Akzo Nobel N.V.	7	651
ASML Holding	4	766
ASR Nederland N.V.	3	123
CNH Industrial N.V.	37	376
Heineken Holding N.V.	3	334
Heineken NV	5	514
ING Groep N.V.	185	2,149
Koninklijke Ahold Delhaize N.V.	63	1,417
Koninklijke Boskalis Westminster N.V.	6	138
Koninklijke DSM N.V.	5	616
Koninklijke KPN NV	181	556
Koninklijke Philips Electronics NV	29	1,240
NN Group N.V.	16	661
Randstad NV	9	505
Royal Dutch Shell PLC - Class A	408	13,347
Signify N.V. (b)	13	388
Unibail-Rodamco SE	3	434
Unilever N.V. - CVA	34	2,069
Wolters Kluwer NV	4	322
		28,523
Spain 6.3%
Acciona,S.A.	1	110
ACS, Actividades de Construccion y Servicios, S.A.	12	488
AENA, S.M.E., S.A. (b)	1	278
Amadeus IT Group SA	5	358
Banco Bilbao Vizcaya Argentaria SA	386	2,156
Banco de Sabadell, S.A.	442	458
Banco Santander SA	1,294	5,993
Bankia, S.A.	59	138
CaixaBank, S.A.	139	399
	Shares/Par[1]	Value ($)
Endesa SA (c)	27	694
Ferrovial, S.A.	15	378
Grifols, S.A. - Class A	8	247
Iberdrola, S.A.	276	2,749
Industria de Diseno Textil, S.A.	23	697
MAPFRE, S.A.	67	196
Naturgy Energy Group SA	30	815
Red Electrica Corporacion, S.A.	12	257
Repsol SA	119	1,875
Telefonica SA	359	2,949
		21,235
Italy 5.0%
Assicurazioni Generali SpA	65	1,220
Atlantia SpA	17	456
Banca Monte dei Paschi di Siena S.p.A. (a)	47	57
Banco BPM Societa' Per Azioni (a)	162	330
Enel SpA	490	3,422
ENI SpA	224	3,738
Intesa Sanpaolo SpA	980	2,096
Leonardo S.p.A.	19	246
Mediobanca SpA	34	348
Pirelli & C. S.p.A. (b)	16	94
Poste Italiane - Societa' Per Azioni (b)	22	233
Saipem S.p.A. (a)	36	182
Snam Rete Gas SpA	72	357
Telecom Italia SpA (a)	1,674	914
Terna – Rete Elettrica Nazionale S.p.A.	43	273
UniCredit S.p.A.	171	2,102
Unione Di Banche Italiane S.p.A	116	317
Unipol Gruppo Finanziario S.P.A.	47	229
UnipolSai Assicurazioni S.p.A.	35	89
		16,703
Sweden 3.7%
AB SKF - Class B	21	379
Aktiebolaget Electrolux - Class B	11	282
Aktiebolaget Industrivarden - Class C	10	218
Aktiebolaget Volvo - Class B	63	1,004
Assa Abloy AB - Class B	20	454
Atlas Copco Aktiebolag - Class A	22	704
Boliden AB	12	302
Essity Aktiebolag (publ) - Class B	17	507
Hennes & Mauritz AB - Class B	55	972
Hexagon Aktiebolag - Class B	4	218
ICA Gruppen Aktiebolag	4	166
Nordea Bank Abp	204	1,485
Sandvik AB	32	590
Skandinaviska Enskilda Banken AB - Class A	73	679
Skanska AB - Class B	23	420
SSAB AB - Class A	59	205
Svenska Handelsbanken AB - Class A	64	635
Swedbank AB - Class A	47	702
Tele2 AB - Class B	22	322
Telefonaktiebolaget LM Ericsson - Class B	148	1,406
Telia Co. AB	149	662
		12,312
Belgium 1.5%
ageas SA/NV	12	645
Anheuser-Busch InBev	27	2,383
Colruyt SA	3	191
KBC Groep NV	13	826
Proximus	9	266
Solvay SA	4	392
UCB SA	3	215
Umicore	6	193
		5,111
Norway 1.4%
DNB Bank ASA	36	675
Equinor ASA	71	1,396
Gjensidige Forsikring ASA	8	157
Mowi ASA	16	370
Norsk Hydro ASA	91	327
Orkla ASA	30	263
Subsea 7 S.A.	22	268

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

284

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Telenor ASA	28	594
Yara International ASA	12	587
		4,637
Finland 1.3%
Fortum Oyj	19	413
Kesko Oyj	6	342
Kone Corporation - Class B	7	409
Neste Oyj	10	343
Nokia Oyj	206	1,025
Sampo Oyj - Class A	14	660
Stora Enso Oyj - Class R	30	351
UPM-Kymmene Oyj	23	617
Wartsila Oyj	15	216
		4,376
Denmark 1.3%
A P Moller - Maersk A/S - Class B	1	1,014
Carlsberg A/S - Class B	3	372
Danske Bank A/S	36	571
ISS A/S	9	274
Novo Nordisk A/S - Class B	25	1,288
Novozymes A/S - Class B	2	90
Orsted A/S (b)	3	249
The Drilling Company of 1972 A/S (a)	1	93
Vestas Wind Systems A/S	4	383
		4,334
Australia 0.6%
BHP Group PLC	85	2,180
Ireland 0.6%
AIB Group Public Limited Company	25	103
Bank of Ireland Group Public Limited Company	44	230
CRH public limited company	36	1,178
Kerry Group Plc - Class A	2	259
Smurfit Kappa Funding Designated Activity Company	10	292
		2,062
Luxembourg 0.6%
ArcelorMittal	64	1,147
Millicom International Cellular SA - SDR	2	94
SES S.A. - FDR	22	351
Tenaris SA	21	273
		1,865
Austria 0.5%
Erste Group Bank AG	14	526
OMV AG	15	717
Raiffeisen Bank International AG	7	174
Strabag SE	—	17
Telekom Austria Aktiengesellschaft	3	23
Verbund AG	1	56
Voestalpine AG	10	318
		1,831
Portugal 0.3%
Energias de Portugal SA	148	562
Galp Energia, SGPS, S.A.	23	349
Jeronimo Martins, SGPS, S.A.	12	189
		1,100
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	1,099	101
Total Common Stocks (cost $325,721)		325,423
PREFERRED STOCKS 1.4%
Germany 1.3%
Henkel AG & Co. KGaA (d)	8	758
Porsche Automobil Holding SE (d)	5	309
Schaeffler AG	12	87
Volkswagen AG (d)	18	3,089
		4,243
Switzerland 0.1%
Lindt & Spruengli AG (d)	—	189
Schindler Holding AG (d)	1	217
		406
Total Preferred Stocks (cost $4,584)		4,649
	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (e) (f)	1,953	1,953
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (g) (h)	410	408
Total Short Term Investments (cost $2,361)		2,361
Total Investments 98.7% (cost $332,666)		332,433
Other Derivative Instruments 0.0%		116
Other Assets and Liabilities, Net 1.3%		4,376
Total Net Assets 100.0%		336,925

(a)  Non-income producing security.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $2,087 and 0.6%, respectively.

(c)  All or a portion of the security was on loan.

(d)  Convertible security.

(e)   Investment in affiliate.

(f)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(g)   All or a portion of the security is pledged or segregated as collateral.

(h)  The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 96.8%
Industrials 17.6%
AAR Corp.	9	320
ABM Industries Incorporated	20	816
ACCO Brands Corporation	21	162
Actuant Corporation - Class A	12	307
Acuity Brands, Inc.	5	728
ADT, Inc.	3	19
Advanced Disposal Services, Inc. (a)	8	267
Aegion Corporation (a)	1	26
Air Lease Corporation - Class A	16	649
Aircastle Limited	15	311
Allegiant Travel Company	3	423
Allison Systems, Inc.	21	979
AMERCO	1	445
AO Smith Corp.	15	684
Apogee Enterprises, Inc.	3	135
Applied Industrial Technologies, Inc.	8	491
Arcbest Corporation	11	319
Arcosa, Inc.	6	207
Armstrong World Industries, Inc.	5	509
Astec Industries, Inc.	7	221
Atkore International Group Inc. (a)	4	115
Atlas Air Worldwide Holdings, Inc. (a)	9	415
Avis Budget Group, Inc. (a)	34	1,209
Barnes Group Inc.	7	387
Beacon Roofing Supply, Inc. (a)	15	567
Brady Corp. - Class A	7	347
Briggs & Stratton Corp.	6	64
Brink's Co.	3	274
BWXT Government Group, Inc.	9	474
Carlisle Cos. Inc.	9	1,274
Clean Harbors Inc. (a)	7	509
Colfax Corp. (a)	19	544
Comfort Systems USA Inc.	4	218
Copa Holdings, S.A. - Class A	2	165
Copart Inc. (a)	10	718
CoStar Group, Inc. (a)	1	479
Covanta Holding Corporation	25	441
Crane Co.	6	526
Cubic Corp.	3	213
Curtiss-Wright Corp.	5	655
Deluxe Corp.	13	518
Donaldson Co. Inc.	15	768
Dycom Industries Inc. (a)	6	360
EMCOR Group, Inc.	12	1,031

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

285

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Encore Wire Corp.	3	187
EnerSys	8	567
Equifax Inc.	10	1,406
Flowserve Corporation	12	629
Fortune Brands Home & Security, Inc.	13	747
Forward Air Corp.	2	117
Franklin Electric Co. Inc.	5	236
FTI Consulting Inc. (a)	6	498
Gardner Denver Investments, Inc. (a)	3	94
Gates Industrial Corporation PLC (a)	1	14
GATX Corp.	9	728
Generac Holdings Inc. (a)	10	660
Genesee & Wyoming Inc. - Class A (a)	8	805
GMS Inc. (a)	5	104
Graco Inc.	13	654
Granite Construction Inc.	10	458
Greenbrier Cos. Inc.	12	376
Griffon Corp.	7	112
H&E Equipment Services Inc.	4	130
Hawaiian Holdings Inc.	12	336
HD Supply Holdings, Inc (a)	17	680
Healthcare Services Group Inc. (b)	9	276
Heartland Express Inc.	7	125
HEICO Corp.	3	425
Herman Miller Inc.	12	523
Hexcel Corp.	11	899
Hillenbrand Inc.	7	279
HNI Corp.	7	260
HUB Group Inc. - Class A (a)	12	489
Hubbell Inc.	10	1,324
Huntington Ingalls Industries Inc.	3	565
Hyster-Yale Materials Handling Inc. - Class A	2	107
IDEX Corporation	7	1,187
ITT Industries Holdings, Inc.	12	782
JELD-WEN Holding, Inc. (a)	4	91
Kaman Corp.	5	316
KAR Auction Services, Inc.	16	393
Kelly Services Inc. - Class A	5	120
Kennametal Inc.	13	495
Kirby Corp. (a)	9	744
Knight-Swift Transportation Holdings Inc. - Class A	23	740
Korn Ferry	6	234
Landstar System Inc.	6	686
Lennox International Inc.	3	761
Lincoln Electric Holdings Inc.	12	965
Macquarie Infrastructure Corporation	22	908
Masco Corp.	29	1,141
Masonite International Corp. (a)	6	308
MasTec Inc. (a)	11	545
Matson Intermodal - Paragon, Inc.	7	273
Matthews International Corp. - Class A	4	155
Middleby Corp. (a)	4	507
Mobile Mini, Inc.	3	83
Moog Inc. - Class A	5	513
MRC Global Inc. (a)	29	489
MSA Safety Inc.	3	300
MSC Industrial Direct Co. - Class A	9	696
Mueller Industries Inc.	9	257
Nordson Corp.	5	671
Now, Inc. (a)	40	589
Nvent Electric Public Limited Company	13	333
Old Dominion Freight Line Inc.	6	942
Pitney Bowes Inc.	107	458
Primoris Services Corporation	7	150
Quad/Graphics Inc. - Class A	14	113
Regal-Beloit Corp.	9	734
Resideo Technologies, Inc. (a)	20	429
Rexnord Corporation (a)	13	383
Rollins Inc.	6	233
Rush Enterprises Inc. - Class A	8	293
Ryder System Inc.	11	640
Saia, Inc. (a)	4	237
Schneider National, Inc. - Class B	11	196
Sensata Technologies Holding PLC (a)	8	370
Simpson Manufacturing Co. Inc.	5	315
	Shares/Par[1]	Value ($)
SkyWest Inc.	9	563
Snap-On Inc.	4	614
Spirit Aerosystems Holdings Inc. - Class A	8	613
Spirit Airlines Inc. (a)	12	566
SPX Flow, Inc. (a)	8	352
Steelcase Inc. - Class A	23	388
Stericycle Inc. (a)	13	642
Stock Building Supply Holdings, LLC (a)	14	303
Teledyne Technologies Inc. (a)	3	748
Terex Corp.	30	952
Tetra Tech, Inc.	7	548
Textainer Group Holdings Limited (a)	2	15
Timken Co.	20	1,020
Toro Co.	10	663
TransUnion	6	453
Trinity Industries Inc.	21	444
Triton Container International Limited - Class A	2	74
Triumph Group Inc.	17	387
TrueBlue, Inc. (a)	8	184
Tutor Perini Corp. (a)	15	209
UniFirst Corp.	2	458
Universal Forest Products Inc.	13	494
Valmont Industries Inc.	5	612
Verisk Analytics, Inc.	6	858
Wabash National Corp.	20	320
WABCO Holdings Inc. (a)	7	891
Wabtec Corp.	10	733
Waste Connections, Inc. (c)	8	793
Watsco Inc.	5	856
Watts Water Technologies Inc. - Class A	3	297
Werner Enterprises Inc.	12	358
Wesco Aircraft Holdings Inc. (a)	3	35
WESCO International, Inc. (a)	21	1,081
Woodward Governor Co.	7	764
XPO Logistics Inc. (a)	13	741
Xylem Inc.	15	1,240
		76,143
Real Estate 13.6%
Acadia Realty Trust	11	298
Alexander & Baldwin, LLC	6	142
Alexandria Real Estate Equities, Inc.	9	1,213
American Campus Communities, Inc.	21	946
American Finance Trust, Inc. - Class A	9	95
American Homes 4 Rent - Class A	23	564
Apartment Investment and Management Company - Class A	15	763
Apollo Commercial Real Estate Finance, Inc.	15	283
Apple Hospitality REIT, Inc.	55	872
Brandywine Realty Trust	35	496
Brixmor Property Group Inc.	63	1,125
Camden Property Trust	11	1,109
Capstead Mortgage Corporation	17	143
CBL & Associates Properties Inc. (b)	23	24
CBRE Group, Inc. - Class A (a)	13	676
Chesapeake Lodging Trust	10	275
Chimera Investment Corporation	45	855
Colony Capital, Inc. - Class A	51	253
Columbia Property Trust Inc.	29	607
CoreCivic, Inc.	28	590
Corepoint Lodging Inc.	6	74
Corporate Office Properties Trust	17	448
Cousins Properties Incorporated (c)	10	368
CubeSmart	16	522
Cyrusone LLC	6	328
DiamondRock Hospitality Co.	47	489
Douglas Emmett, Inc.	15	605
Duke Realty Corp.	39	1,232
EastGroup Properties Inc.	1	126
Empire State Realty Trust Inc. - Class A	18	264
EPR Properties	8	567
Equity Commonwealth	18	594
Equity Lifestyle Properties, Inc.	4	530
Extra Space Storage Inc.	8	872
Federal Realty Investment Trust	6	785
First Industrial Realty Trust, Inc.	10	373

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

286

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Franklin Street Properties Corp.	12	85
Gaming and Leisure Properties, Inc.	19	748
Healthcare Realty Trust Inc.	16	493
Healthcare Trust of America, Inc. - Class A	21	566
Highwoods Properties Inc.	15	628
Hospitality Properties Trust	30	757
Hudson Pacific Properties Inc.	17	567
Industrial Logistics Properties Trust	4	74
Invesco Mortgage Capital Inc.	32	520
Invitation Homes Inc.	18	472
JBG Smith Properties	5	200
Jones Lang LaSalle Incorporated	7	1,016
Kennedy-Wilson Holdings Inc.	10	209
Kilroy Realty Corporation	10	763
KiMcO Realty Corporation	77	1,418
Kite Realty Naperville, LLC	21	322
Lamar Advertising Co. - Class A	9	698
Lexington Realty Trust	45	426
Liberty Property Trust	20	1,023
Life Storage Inc.	5	498
Macerich Co.	28	940
Mack-Cali Realty Corp.	18	420
Medical Properties Trust, Inc.	41	708
MGM Growth Properties LLC - Class A	3	101
Mid-America Apartment Communities, Inc.	7	792
National Health Investors, Inc.	4	278
National Retail Properties Inc.	14	750
New Residential Investment Corp.	65	994
New York Mortgage Trust Inc.	16	97
Newmark Group, Inc. - Class A	5	48
Office Properties Income Trust	13	333
Omega Healthcare Investors Inc.	26	955
OUTFRONT Media Inc.	36	932
Paramount Group, Inc.	44	619
Park Hotels & Resorts Inc.	36	994
Pebblebrook Hotel Trust	24	679
PennyMac Mortgage Investment Trust	17	381
Physicians Realty Trust	18	307
Piedmont Office Realty Trust Inc. - Class A	33	655
PS Business Parks, Inc.	2	268
Rayonier Inc.	21	647
Realogy Holdings Corp.	80	579
Redwood Trust Inc.	21	355
Regency Centers Corp.	14	930
Retail Opportunity Investments Corp.	14	247
Retail Properties of America, Inc. - Class A	54	633
RLJ III-EM Columbus Lessee, LLC	41	721
Ryman Hospitality Properties, Inc.	5	400
Sabra Health Care REIT, Inc.	21	420
SBA Communications Corporation (a)	2	372
Senior Housing Properties Trust	79	656
SITE Centers Corp.	44	580
Spirit Realty Capital, Inc.	18	752
St. Joe Co. (a) (b)	4	64
STAG Industrial, Inc.	5	138
Starwood Property Trust, Inc.	49	1,123
STORE Capital Corp.	14	470
Summit Hotel Properties Inc.	13	145
Sun Communities Inc.	6	723
Sunstone Hotel Investors Inc.	46	634
Tanger Factory Outlet Centers Inc. (b)	17	275
Taubman Centers Inc.	9	357
The GEO Group, Inc.	24	510
The Howard Hughes Corporation (a)	3	422
UDR Inc.	24	1,068
Uniti Group Inc.	42	396
Urban Edge Properties	6	99
VICI Properties Inc.	11	241
W.P. Carey Inc.	13	1,075
Washington Prime Group, L.P. (b)	103	395
Washington REIT	12	323
Weingarten Realty Investors	19	520
Xenia Hotels & Resorts Inc.	24	505
		59,015
	Shares/Par[1]	Value ($)
Consumer Discretionary 12.9%
Aaron's, Inc.	14	837
Abercrombie & Fitch Co. - Class A	52	831
Acushnet Holdings Corp.	2	62
Adtalem Global Education Inc. (a)	13	605
American Axle & Manufacturing Holdings, Inc. (a)	33	425
American Eagle Outfitters, Inc.	50	843
Asbury Automotive Group, Inc. (a)	8	679
AutoZone, Inc. (a)	1	1,203
Big Lots, Inc.	29	843
BJ's Restaurants, Inc.	3	112
Bloomin' Brands, Inc.	21	391
Boyd Gaming Corp.	9	245
Bright Horizons Family Solutions Inc. (a)	3	501
Brinker International Inc.	16	611
Brunswick Corp.	15	672
Buckle Inc.	16	280
Burlington Stores Inc. (a)	1	155
Caesars Entertainment Corp. (a)	16	193
Caleres Inc.	13	255
Carter's Inc.	10	977
Cheesecake Factory Inc.	12	518
Chico's FAS Inc.	122	411
Childrens Place Retail Stores Inc. (b)	3	254
Choice Hotels International Inc.	2	135
Churchill Downs Inc.	3	367
Columbia Sportswear Co.	3	277
Cooper Tire & Rubber Co.	23	739
Cooper-Standard Holdings Inc. (a)	6	270
Core-Mark Holding Co. Inc.	15	604
Cracker Barrel Old Country Store, Inc.	4	663
Dana Holding Corp.	46	913
Deckers Outdoor Corp. (a)	5	810
Delphi Technologies PLC	11	215
Designer Brands Inc. - Class A	26	507
Dine Brands Global Inc.	2	156
Domino's Pizza, Inc.	3	899
Dorman Products Inc. (a)	3	282
Dunkin' Brands Group Inc.	6	505
Extended Stay America, Inc. - Class B	32	544
Fossil Group, Inc. (a) (b)	56	639
Frontdoor, Inc. (a)	4	165
Genesco Inc. (a)	11	485
Gentex Corp.	42	1,032
G-III Apparel Group, Ltd. (a)	11	329
Graham Holdings Co.	1	643
Grand Canyon Education, Inc. (a)	2	255
Group 1 Automotive Inc.	10	792
Groupon Inc. - Class A (a)	88	315
Guess Inc.	24	386
H & R Block, Inc.	30	891
HanesBrands Inc.	68	1,173
Helen of Troy Ltd (a)	4	537
Hilton Worldwide Holdings Inc.	9	836
Houghton Mifflin Harcourt Company (a)	25	141
IAA Spinco Inc. (a)	16	610
International Game Technology PLC (b)	31	408
International Speedway Corp. - Class A	4	166
J.C. Penney Co. Inc. (a)	157	179
Jack in the Box Inc.	6	505
K12 Inc. (a)	4	110
KB Home	21	538
Laureate Education Inc. - Class A (a)	10	164
La-Z-Boy Inc.	13	392
LCI Industries	5	414
Leggett & Platt Inc.	28	1,058
Liberty Expedia Holdings, Inc. - Class A (a)	6	306
Lithia Motors Inc. - Class A	6	752
Marriott Vacations Worldwide Corporation	6	610
MDC Holdings Inc.	13	439
Meritage Homes Corporation (a)	11	556
Monro Inc.	2	129
Norwegian Cruise Line Holdings Ltd. (a)	10	556
Office Depot Inc.	232	478

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

287

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Party City Holdco Inc. (a)	16	120
Penn National Gaming Inc. (a)	14	265
Polaris Industries Inc.	13	1,149
Pool Corporation	3	549
Red Rock Resorts, Inc. - Class A	6	122
Regis Corp. (a)	10	168
Rent-A-Center, Inc. (a)	4	117
RH (a) (b)	3	321
Sally Beauty Holdings, Inc. (a)	43	572
Seaworld Entertainment, Inc. (a)	9	267
Service Corp. International	15	721
ServiceMaster Holding Corporation (a)	5	252
Shutterfly, Inc. (a)	6	282
Six Flags Operations Inc.	12	618
Skechers U.S.A. Inc. - Class A (a)	18	578
Sleep Number Corporation (a)	7	303
Sonic Automotive, Inc. - Class A	7	167
Sotheby's (a)	10	568
Steven Madden Ltd.	15	508
Sturm Ruger & Co. Inc.	5	252
Taylor Morrison Home II Corporation - Class A (a)	24	513
Tempur Sealy International, Inc. (a)	6	421
Tenneco Inc.	26	289
Tesla Inc. (a)	2	340
Texas Roadhouse Inc.	7	392
The Michaels Companies, Inc. (a)	12	101
The Wendy's Company	44	868
Thor Industries Inc.	13	767
Toll Brothers Inc.	29	1,053
TopBuild Corp. (a)	6	504
TRI Pointe Homes, Inc. (a)	39	464
Tupperware Brands Corp.	17	332
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	1,005
Under Armour Inc. - Class A (a)	29	728
Urban Outfitters Inc. (a)	25	577
Vail Resorts, Inc.	2	431
Vista Outdoor Inc. (a)	9	77
Weight Watchers International Inc. (a)	3	65
Williams-Sonoma Inc. (b)	20	1,269
Wolverine World Wide Inc.	12	341
Wyndham Destinations, Inc.	10	443
Wyndham Hotels & Resorts, Inc.	3	180
		55,837
Financials 12.1%
Affiliated Managers Group, Inc.	8	753
Ambac Financial Group, Inc. (a)	16	262
American Equity Investment Life Holding Company	18	501
American National Insurance Company	2	176
Ares Management Corporation - Class A	1	19
Argo Group International Holdings, Ltd.	1	89
Artisan Partners Asset Management Inc. - Class A	3	81
Associated Banc-Corp	24	516
Athene Holding Ltd - Class A (a)	10	416
BancorpSouth Bank	13	387
Bank of Hawaii Corporation	5	442
Bank OZK	15	450
BankUnited, Inc.	16	541
Banner Corporation	2	95
BGC Partners, Inc. - Class A	28	144
Blackstone Mortgage Trust, Inc. - Class A	14	495
BOK Financial Corporation	3	262
Brown & Brown Inc.	23	774
Cannae Holdings, Inc. (a)	5	134
Capitol Federal Financial	14	199
Cathay General Bancorp	9	326
Cboe Global Markets, Inc.	2	253
Chemical Financial Corp.	8	317
Cohen & Steers, Inc.	3	132
Columbia Banking System Inc.	8	307
Commerce Bancshares Inc.	9	528
Community Bank System Inc.	4	293
Credit Acceptance Corp. (a)	1	450
Cullen/Frost Bankers Inc.	6	562
E*TRADE Financial Corp.	18	818
	Shares/Par[1]	Value ($)
East West Bancorp, Inc.	16	741
Eaton Vance Corp.	14	609
Enstar Group Limited (a)	—	32
Erie Indemnity Company - Class A	2	401
Essent Group Ltd. (a)	3	122
Evercore Inc. - Class A	5	435
FactSet Research Systems Inc.	3	737
FBL Financial Group, Inc. - Class A	—	29
Federated Investors Inc. - Class B	20	639
First American Financial Corporation	22	1,155
First Bancorp Inc.	5	60
First Citizens BancShares, Inc. - Class A	1	263
First Hawaiian, Inc.	15	379
First Horizon National Corp.	37	555
First Interstate BancSystem, Inc. - Class A	2	68
First Midwest Bancorp Inc.	8	160
First Republic Bank	12	1,146
FirstCash, Inc.	4	391
Flagstar Bancorp Inc.	5	155
FNB Corp.	53	623
Foxconn Interconnect Technology Limited	2	18
Fulton Financial Corp.	32	521
Glacier Bancorp, Inc.	6	263
Great Western Bancorp Inc.	8	293
Hancock Whitney Co.	12	492
Hanover Insurance Group Inc.	8	962
Hilltop Holdings Inc.	12	250
Home Bancshares Inc.	15	281
Hope Bancorp, Inc.	20	277
Horace Mann Educators Corp.	6	232
Houlihan Lokey Inc. - Class A	2	108
IberiaBank Corp.	6	478
Independence Holdings, LLC	15	499
Interactive Brokers Group, Inc. (c)	—	22
International Bancshares Corp.	8	286
Investors Bancorp, Inc.	37	411
James River Group, Inc.	1	28
Janus Henderson Group PLC	20	429
Kemper Corp.	7	632
Ladder Capital Corp - Class A	13	218
LPL Financial Holdings Inc.	13	1,075
MarketAxess Holdings Inc.	—	132
MBIA Inc. (a)	37	344
Mercury General Corp.	7	408
MFA Financial, Inc.	93	665
MGIC Investment Corp. (a)	38	500
Morningstar Inc.	2	242
MSCI Inc.	5	1,086
National General Holdings Corp.	7	166
National Western Life Group Inc. - Class A	—	75
Nelnet, Inc. - Class A	2	113
Northwest Bancshares Inc.	16	275
Old National Bancorp	21	356
Old Republic International Corp.	28	620
PacWest Bancorp	21	825
People's United Financial Inc.	64	1,071
Pinnacle Financial Partners, Inc.	3	189
Popular Inc.	3	189
Primerica, Inc.	6	705
ProAssurance Corporation	13	464
Prosperity Bancshares Inc.	9	574
Provident Financial Services, Inc.	7	163
Radian Group Inc.	26	585
Raymond James Financial Inc.	13	1,059
RenaissanceRe Holdings Ltd	2	391
RLI Corp.	2	168
SEI Investments Co.	17	935
Selective Insurance Group Inc.	6	479
Signature Bank	5	596
Simmons First National Corp. - Class A	5	105
SLM Corporation	76	737
South State Corp.	2	171
Sterling Bancorp	21	448
Stewart Information Services Corp.	5	209
Stifel Financial Corp.	8	460

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

288

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
SVB Financial Group (a)	3	647
Synovus Financial Corp.	19	651
TCF Financial Corp.	21	433
Texas Capital Bancshares, Inc. (a)	4	269
TFS Financial Corporation	4	73
The PRA Group, Inc. (a)	10	291
Torchmark Corp.	7	622
Trustmark Corp.	9	315
Two Harbors Investment Corp.	56	706
UMB Financial Corp.	5	352
Umpqua Holdings Corp.	42	700
United Bankshares Inc.	14	525
Valley National Bancorp	50	540
Waddell & Reed Financial Inc. - Class A (c)	37	614
Washington Federal Inc.	17	601
Webster Financial Corp.	9	448
Western Alliance Bancorp (a)	6	278
White Mountains Insurance Group Ltd	—	271
Wintrust Financial Corporation	5	397
World Acceptance Corp. (a)	2	354
Zions Bancorp	16	756
		52,545
Information Technology 12.0%
ACI Worldwide, Inc. (a)	9	315
ADTRAN, Inc.	14	212
Akamai Technologies, Inc. (a)	16	1,294
Amkor Technology, Inc. (a)	27	204
Anixter International Inc. (a)	8	489
ANSYS, Inc. (a)	5	990
Arista Networks, Inc. (a)	1	199
Arlo Technologies, Inc. (a)	3	13
ASGN Incorporated (a)	6	362
Aspen Technology, Inc. (a)	1	153
Autodesk, Inc. (a)	5	733
AVX Corporation	9	155
Belden Inc.	7	414
Benchmark Electronics, Inc.	17	437
Black Knight, Inc. (a)	4	222
Booz Allen Hamilton Holding Corporation - Class A	18	1,195
Broadridge Financial Solutions, Inc.	9	1,086
Cabot Microelectronics Corporation	1	134
CACI International Inc. - Class A (a)	4	818
Cadence Design Systems Inc. (a)	14	966
CDK Global, Inc.	12	585
CDW Corp.	12	1,385
Ciena Corp. (a)	10	410
Cirrus Logic Inc. (a)	12	538
Cognex Corp.	6	301
Coherent Inc. (a)	2	279
CommScope Holding Company, Inc. (a)	37	582
Conduent Inc. (a)	74	707
CoreLogic, Inc. (a)	13	550
Cree Inc. (a)	16	904
Cypress Semiconductor Corp.	35	777
Diebold Nixdorf Inc. (a)	45	412
Dolby Laboratories, Inc.	6	399
EchoStar Corp. - Class A (a)	10	457
Entegris, Inc.	8	296
EPAM Systems, Inc. (a)	2	310
Euronet Worldwide Inc. (a)	3	526
F5 Networks Inc. (a)	3	509
Fair Isaac Corp. (a)	2	506
First Solar Inc. (a)	17	1,126
Fitbit, Inc. - Class A (a)	35	155
FleetCor Technologies Inc. (a)	3	960
FLIR Systems Inc.	16	849
Fortinet, Inc. (a)	1	111
Gartner Inc. (a)	4	655
Genpact Limited	23	891
Global Payments Inc.	8	1,348
Insight Enterprises, Inc. (a)	9	516
InterDigital Communications, Inc.	4	253
IPG Photonics Corporation (a)	2	336
Itron Inc. (a)	4	270
	Shares/Par[1]	Value ($)
J2 Cloud Services, LLC	5	400
Jack Henry & Associates Inc.	6	748
KBR, Inc.	29	723
Keysight Technologies, Inc. (a)	9	841
Knowles Corporation (a)	18	333
Littelfuse Inc.	1	259
Liveramp, Inc. (a)	4	182
LogMeIn, Inc.	2	183
Manhattan Associates Inc. (a)	6	392
Mantech International Corp. - Class A	6	382
MAXIMUS Inc.	7	528
Methode Electronics Inc.	8	215
Microchip Technology Inc.	8	694
MKS Instruments, Inc.	5	385
National Instruments Corp.	11	453
NCR Corporation (a)	23	716
NETGEAR, Inc. (a)	6	156
NetScout Systems, Inc. (a)	20	502
Nuance Communications, Inc. (a)	25	395
ON Semiconductor Corp. (a)	40	803
OSI Systems Inc. (a)	1	160
PC Connection, Inc.	1	28
Perspecta Inc.	15	351
Plantronics Inc.	6	240
Plexus Corp. (a)	7	421
Presidio Inc.	7	100
Progress Software Corp.	7	323
PTC Inc. (a)	3	306
Red Hat Inc. (a)	5	979
Sabre Corporation	20	453
Sanmina Corp. (a)	18	547
ScanSource Inc. (a)	5	153
Science Applications International Corp.	7	609
Silicon Laboratories Inc. (a)	3	317
SolarWinds Corporation (a)	—	9
SS&C Technologies Holdings, Inc.	8	489
SunPower Corporation (a) (b)	8	88
Sykes Enterprises Inc. (a)	6	159
Synaptics Incorporated (a)	10	283
Synopsys Inc. (a)	9	1,103
Teradata Corporation (a)	29	1,043
Teradyne Inc.	15	708
TiVo Corporation	39	287
Total System Services Inc.	10	1,227
Trimble Inc. (a)	19	866
TTEC Holdings, Inc.	2	98
TTM Technologies, Inc. (a)	24	240
Tyler Technologies Inc. (a)	—	98
Ubiquiti Networks, Inc.	—	59
Verint Systems Inc. (a)	5	268
ViaSat, Inc. (a)	5	437
Vishay Intertechnology Inc.	30	489
Wex, Inc. (a)	2	420
Worldpay Inc. - Class A (a)	5	601
Zebra Technologies Corp. - Class A (a)	2	325
		51,868
Materials 7.6%
Albemarle Corporation	7	459
Allegheny Technologies Incorporated (a)	20	513
AptarGroup, Inc.	7	810
Ashland Global Holdings Inc.	12	977
Avery Dennison Corporation	12	1,417
Axalta Coating Systems Ltd. (a)	18	540
Ball Corporation	15	1,043
Berry Global Group, Inc. (a)	9	490
Boise Cascade Company	14	396
Cabot Corp.	11	540
Carpenter Technology Corp.	11	519
Century Aluminum Co. (a)	17	117
Chemours Co.	14	335
Cleveland-Cliffs Inc. (b)	37	393
Commercial Metals Co.	51	917
Compass Minerals International, Inc.	8	426
Crown Holdings Inc. (a)	12	757

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

289

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Domtar Corp. (c)	13	588
Eagle Materials Inc.	5	446
Element Solutions, Inc. (a)	41	419
FMC Corp.	10	819
Graphic Packaging Holding Co.	74	1,034
Greif Inc. - Class A	7	232
HB Fuller Co.	8	385
Hecla Mining Co.	109	196
Huntsman Corp.	44	905
Innophos Holdings Inc	4	112
Innospec Inc.	3	303
International Flavors & Fragrances Inc.	9	1,257
Kaiser Aluminum Corp.	4	398
Kronos Worldwide, Inc.	4	61
Livent Corporation (a)	4	27
Louisiana-Pacific Corp.	18	476
Materion Corp.	4	283
Minerals Technologies Inc.	5	265
NewMarket Corp.	1	593
Olin Corp.	36	782
Owens-Illinois Inc.	36	616
P.H. Glatfelter Co.	6	93
Packaging Corp. of America	7	630
PolyOne Corporation	19	596
PQ Group Holdings Inc. (a)	1	19
Royal Gold Inc.	5	498
RPM International Inc.	16	1,003
Schnitzer Steel Industries Inc. - Class A	13	327
Schweitzer-Mauduit International Inc.	7	246
Scotts Miracle-Gro Co. - Class A	6	597
Sealed Air Corporation	12	530
Sensient Technologies Corporation	8	609
Silgan Holdings Inc.	18	550
Sonoco Products Co.	18	1,197
Stepan Co.	3	310
Summit Materials, Inc. - Class A (a)	8	161
TimkenSteel Corp. (a)	4	32
Trinseo S.A.	9	369
Tronox Holdings PLC	20	254
United States Steel Corp.	58	895
Univar Inc. (a)	22	483
Verso Corporation - Class A (a)	6	109
Vulcan Materials Co.	11	1,498
W. R. Grace & Co.	7	530
Warrior Met Coal, Inc.	8	218
Worthington Industries Inc.	9	378
		32,978
Health Care 6.3%
Acadia Healthcare Company, Inc. (a)	15	526
Align Technology, Inc. (a)	1	350
Allscripts Healthcare Solutions, Inc. (a)	25	292
AMN Healthcare Services, Inc. (a)	2	112
Avanos Medical, Inc. (a)	6	259
BioMarin Pharmaceutical Inc. (a)	4	326
Bio-Rad Laboratories, Inc. - Class A (a)	2	558
Bio-Techne Corporation	2	358
Brookdale Senior Living Inc. (a)	74	532
Bruker Corp.	7	369
Catalent Inc. (a)	7	402
Charles River Laboratories International Inc. (a)	3	446
Chemed Corporation	2	545
Cooper Cos. Inc.	3	1,034
Diplomat Pharmacy, Inc. (a)	3	21
Edwards Lifesciences Corporation (a)	3	468
Encompass Health Corporation	9	542
Globus Medical Inc. - Class A (a)	2	81
Haemonetics Corp. (a)	1	138
Herbalife Nutrition Ltd. (a)	13	562
Hill-Rom Holdings Inc.	5	547
Hologic Inc. (a)	17	831
Illumina Inc. (a)	3	934
Incyte Corporation (a)	1	104
LivaNova PLC (a)	2	113
Magellan Health Services Inc. (a)	11	832
	Shares/Par[1]	Value ($)
Mallinckrodt Public Limited Company (a)	19	172
Masimo Corp. (a)	3	391
Mednax, Inc. (a)	31	784
Mettler-Toledo International Inc. (a)	2	1,388
Molina Healthcare, Inc. (a)	6	793
Myriad Genetics, Inc. (a)	15	407
National Healthcare Corp.	1	96
OPKO Health, Inc. (a) (b)	43	106
Owens & Minor Inc.	16	51
Patterson Cos. Inc.	39	894
PerkinElmer Inc.	8	781
PRA Health Sciences, Inc. (a)	1	104
Premier Healthcare Solutions, Inc. - Class A (a)	5	193
Prestige Consumer Healthcare Inc. (a)	4	120
Regeneron Pharmaceuticals, Inc. (a)	1	393
ResMed Inc.	10	1,174
Select Medical Holdings Corporation (a)	25	391
Steris Limited	1	170
Syneos Health, Inc. - Class A (a)	5	255
Teleflex Inc.	3	851
Tenet Healthcare Corporation (a)	37	757
United Therapeutics Corporation (a)	10	814
Varian Medical Systems, Inc. (a)	9	1,272
Vertex Pharmaceuticals Incorporated (a)	1	152
Waters Corp. (a)	5	1,102
WellCare Health Plans, Inc. (a)	5	1,297
West Pharmaceutical Services Inc.	4	554
Zoetis Inc. - Class A	7	746
		27,490
Utilities 4.0%
ALLETE, Inc.	8	644
Aqua America, Inc.	16	657
Atmos Energy Corporation	13	1,420
Avista Corporation	12	516
Black Hills Corporation	8	650
Clearway Energy, Inc. - Class C	15	255
El Paso Electric Co.	6	388
Evergy, Inc.	6	335
Hawaiian Electric Industries Inc.	19	813
IDACORP Inc.	7	674
MDU Resources Group Inc.	15	376
MGE Energy, Inc.	2	160
National Fuel Gas Co.	12	643
New Jersey Resources Corp.	12	577
NiSource Inc.	47	1,365
Northwest Natural Holding Company	4	284
NorthWestern Corp.	8	602
NRG Energy Inc.	27	933
OGE Energy Corp.	33	1,400
One Gas, Inc.	7	628
Ormat Technologies Inc.	4	251
Otter Tail Corp.	3	140
Pattern Energy Group Inc. - Class A (c)	13	299
PNM Resources, Inc.	14	704
Portland General Electric Co.	16	887
South Jersey Industries Inc.	11	386
Southwest Gas Corp.	8	687
Spire, Inc.	7	566
Terraform Power, Inc. - Class A	8	110
		17,350
Communication Services 3.9%
Altice USA, Inc. - Class A (a)	12	291
AMC Entertainment Holdings, Inc. - Class A (b)	22	206
AMC Networks, Inc. - Class A (a)	6	327
Cable One, Inc.	—	324
Cars.com Inc. (a)	17	341
Cinemark Holdings, Inc.	19	677
Consolidated Communications Holdings Inc.	33	165
Gannett Co., Inc.	49	402
IAC/InterActiveCorp (a)	4	959
Intelsat Investments S.A. (a)	4	82
Interpublic Group of Cos. Inc.	54	1,223
John Wiley & Sons Inc. - Class A	8	380
Liberty Broadband Corp. - Class C (a)	9	949

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

290

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Liberty Latin America Ltd. - Class C (a)	13	228
Liberty Media Corp. - Class C (a)	10	366
Lions Gate Entertainment Corp. - Class A	23	279
Live Nation Inc. (a)	7	493
Meredith Corp.	7	397
Netflix, Inc. (a)	2	794
New Media Investment Group Inc.	18	167
New York Times Co. - Class A	11	363
Nexstar Media Group, Inc. - Class A	2	183
Scholastic Corp.	4	147
Sinclair Broadcast Group Inc. - Class A	12	637
Sirius XM Holdings Inc.	56	310
Snap Inc. - Class A (a)	6	92
Take-Two Interactive Software Inc. (a)	4	487
TEGNA Inc.	56	846
The Madison Square Garden Company - Class A (a)	2	432
Tribune Media Co. - Class A	27	1,247
TripAdvisor Inc. (a)	7	337
Twitter, Inc. (a)	18	644
US Cellular Corp. (a)	5	215
VeriSign, Inc. (a)	4	850
Zayo Group Holdings, Inc. (a)	11	361
Zillow Group, Inc. - Class C (a) (b)	7	341
Zynga Inc. - Class A (a)	74	453
		16,995
Energy 3.6%
Antero Resources Corporation (a)	26	143
Apergy Corporation (a)	5	156
Arch Coal, Inc. - Class A	2	150
Archrock, Inc.	27	291
Cabot Oil & Gas Corp.	28	647
Centennial Resource Development, LLC - Class A (a)	16	122
Chesapeake Energy Corp. (a)	18	35
Cimarex Energy Co.	8	450
CNX Resources Corporation (a)	51	374
Continental Resources Inc. (a)	3	107
Delek US Holdings, Inc.	9	359
Diamond Offshore Drilling, Inc. (a)	29	256
Diamondback Energy, Inc.	9	975
Dril-Quip Inc. (a)	11	514
EQT Corporation	43	676
Equitrans Midstream Corp.	12	228
Exterran Trinidad LLC (a)	2	26
Forum Energy Technologies, Inc. (a)	31	107
Green Plains Renewable Energy Inc.	25	266
Gulfport Energy Corp. (a)	32	157
Helix Energy Solutions Group, Inc. (a)	36	307
KLX Energy Services Holdings, Inc. (a)	—	10
Kosmos Energy Ltd.	11	68
McDermott International Inc. (a)	54	526
Nabors Industries Ltd	173	502
Oasis Petroleum Inc. (a)	86	487
Oceaneering International Inc. (a)	46	947
Oil States International Inc. (a)	22	406
Parsley Energy Inc. - Class A (a)	17	332
Patterson-UTI Energy Inc.	68	779
PDC Energy, Inc. (a)	10	369
Peabody Energy Corp.	17	420
QEP Resources, Inc. (a)	111	803
Range Resources Corporation (b)	86	600
Reg Biofuels, LLC (a)	8	131
RPC Inc.	14	98
Scorpio Tankers Inc.	4	104
SEACOR Holdings Inc. (a)	2	80
Seadrill Limited (a)	15	63
SemGroup Corporation - Class A	24	290
SM Energy Company	40	505
Superior Energy Services Inc. (a)	95	124
Tidewater Inc. (a)	4	92
U.S. Silica Holdings, Inc. (b)	19	237
Unit Corp. (a)	11	98
Whiting Petroleum Corp. (a)	29	541
WPX Energy, Inc. (a)	50	581
		15,539
	Shares/Par[1]	Value ($)
Consumer Staples 3.2%
Avon Products, Inc. (a)	35	137
B&G Foods, Inc. (b)	14	284
Boston Beer Co. Inc. - Class A (a)	1	273
Cal-Maine Foods Inc.	6	240
Casey's General Stores Inc.	9	1,348
Central Garden & Pet Co. - Class A (a)	8	191
Cott Corporation (c)	9	126
Coty Inc. - Class A	17	224
Darling Ingredients Inc. (a)	33	655
Dean Foods Co. (b)	13	12
Del Monte Fresh Produce Company	9	243
Edgewell Personal Care Colombia S A S (a)	15	402
Flowers Foods Inc.	38	879
Hain Celestial Group Inc. (a)	20	428
Ingles Markets Inc. - Class A	2	74
J&J Snack Foods Corp.	2	289
Lamb Weston Holdings Inc.	5	292
Lancaster Colony Corp.	2	339
McCormick & Co. Inc.	4	634
National Beverage Corp. (b)	1	24
Nomad Foods Limited (a)	11	242
Nu Skin Enterprises, Inc. - Class A	13	659
Performance Food Group Company (a)	27	1,084
Post Holdings Inc. (a)	6	595
PriceSmart Inc.	6	293
Rite Aid Corporation (a)	40	318
Sanderson Farms Inc.	7	915
SpartanNash Co.	2	26
Spectrum Brands Legacy, Inc.	6	324
Sprouts Farmers Market, Inc. (a)	21	403
The Andersons, Inc.	4	101
Tootsie Roll Industries Inc. (b)	1	22
Treehouse Foods, Inc. (a)	13	694
United Natural Foods Inc. (a)	45	403
Universal Corp.	7	419
USANA Health Sciences, Inc. (a)	2	140
Vector Group Ltd.	25	239
Weis Markets Inc.	4	147
		14,118
Total Common Stocks (cost $415,515)		419,878
SHORT TERM INVESTMENTS 5.5%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	14,028	14,028
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	8,939	8,939
U.S. Treasury Securities 0.2%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	680	677
Total Short Term Investments (cost $23,644)		23,644
Total Investments 102.3% (cost $439,159)		443,522
Other Derivative Instruments 0.0%		143
Other Assets and Liabilities, Net (2.3)%		(9,974)
Total Net Assets 100.0%		433,691

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 98.6%
Consumer Staples 14.7%
Altria Group, Inc.	140	6,611
Archer-Daniels-Midland Company	285	11,615
Avon Products, Inc. (a)	87	339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

291

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
B&G Foods, Inc. (b)	14	301
Boston Beer Co. Inc. - Class A (a)	3	1,259
Brown-Forman Corp. - Class B	47	2,584
Bunge Limited	132	7,326
Cal-Maine Foods Inc.	22	919
Campbell Soup Co.	37	1,481
Casey's General Stores Inc.	22	3,476
Church & Dwight Co. Inc.	61	4,433
Clorox Co.	22	3,308
Coca-Cola Co.	826	42,055
Coca-Cola European Partners PLC (c)	19	1,075
Colgate-Palmolive Co.	168	12,041
ConAgra Brands Inc.	46	1,221
Constellation Brands, Inc. - Class A	7	1,282
Costco Wholesale Corporation	100	26,547
Coty Inc. - Class A	12	156
Darling Ingredients Inc. (a)	16	310
Del Monte Fresh Produce Company	21	563
Edgewell Personal Care Colombia S A S (a)	16	424
Estee Lauder Cos. Inc. - Class A	33	5,951
Flowers Foods Inc.	66	1,530
General Mills Inc.	147	7,696
Hershey Co.	28	3,781
Hormel Foods Corp.	53	2,147
Ingredion Inc.	9	709
J&J Snack Foods Corp.	3	404
JM Smucker Co.	24	2,773
Kellogg Co.	49	2,649
Keurig Dr Pepper Inc. (b)	46	1,340
Kimberly-Clark Corp.	68	9,019
Kroger Co.	621	13,492
Lamb Weston Holdings Inc.	17	1,087
Lancaster Colony Corp.	9	1,382
McCormick & Co. Inc.	26	4,017
Mondelez International Inc. - Class A	75	4,045
Monster Beverage 1990 Corporation (a)	31	1,970
Nomad Foods Limited (a)	12	266
Nu Skin Enterprises, Inc. - Class A	39	1,937
PepsiCo Inc.	318	41,755
Performance Food Group Company (a)	43	1,719
Philip Morris International Inc.	389	30,541
Pilgrim's Pride Corporation (a)	—	3
Post Holdings Inc. (a)	6	579
Procter & Gamble Co.	461	50,541
Sanderson Farms Inc.	21	2,807
Sprouts Farmers Market, Inc. (a)	37	700
Sysco Corp.	134	9,469
The Andersons, Inc.	9	249
Treehouse Foods, Inc. (a)	23	1,252
Tyson Foods Inc. - Class A	57	4,573
United Natural Foods Inc. (a)	43	386
Universal Corp.	13	809
US Foods Holding Corp. (a)	51	1,808
Vector Group Ltd.	35	340
Walgreens Boots Alliance Inc.	46	2,532
Walmart Inc.	595	65,794
Weis Markets Inc.	10	372
		411,750
Information Technology 14.5%
Accenture Public Limited Company - Class A	34	6,228
Adobe Inc. (a)	26	7,597
Ads Alliance Data Systems Inc.	4	511
ADTRAN, Inc.	36	546
Amdocs Limited	20	1,238
Anixter International Inc. (a)	15	917
ANSYS, Inc. (a)	7	1,484
Apple Inc.	145	28,670
Applied Materials, Inc.	34	1,517
Arrow Electronics, Inc. (a)	28	2,004
Aspen Technology, Inc. (a)	7	891
Autodesk, Inc. (a)	18	2,946
Automatic Data Processing, Inc.	30	5,006
Avnet, Inc.	59	2,681
Benchmark Electronics, Inc.	30	744
	Shares/Par[1]	Value ($)
Booz Allen Hamilton Holding Corporation - Class A	83	5,477
Broadcom Inc.	20	5,879
Broadridge Financial Solutions, Inc.	14	1,817
CACI International Inc. - Class A (a)	13	2,732
Cadence Design Systems Inc. (a)	46	3,276
CDK Global, Inc.	12	602
CDW Corp.	31	3,390
Ciena Corp. (a)	13	520
Cirrus Logic Inc. (a)	14	611
Cisco Systems, Inc.	222	12,127
Conduent Inc. (a)	109	1,045
Corning Inc.	426	14,164
Cree Inc. (a)	52	2,895
Cypress Semiconductor Corp.	25	566
Dolby Laboratories, Inc.	10	623
EPAM Systems, Inc. (a)	4	746
Euronet Worldwide Inc. (a)	4	691
F5 Networks Inc. (a)	2	248
Fair Isaac Corp. (a)	6	1,740
Fidelity National Information Services, Inc.	21	2,518
First Data Corporation - Class A (a)	29	793
Fiserv Inc. (a)	51	4,693
FleetCor Technologies Inc. (a)	7	1,832
FLIR Systems Inc.	20	1,088
Fortinet, Inc. (a)	12	924
Gartner Inc. (a)	13	2,107
Genpact Limited	79	2,998
Global Payments Inc.	13	2,059
Hewlett Packard Enterprise Company	201	3,005
HP Inc.	166	3,458
IHS Markit Ltd. (a)	27	1,743
Insight Enterprises, Inc. (a)	16	954
International Business Machines Corp.	327	45,053
Intuit Inc.	29	7,501
Jabil Inc.	46	1,442
Jack Henry & Associates Inc.	23	3,116
Juniper Networks, Inc.	93	2,476
KBR, Inc.	112	2,803
Keysight Technologies, Inc. (a)	15	1,383
KLA-Tencor Corp.	14	1,646
Lam Research Corp.	2	428
Leidos Holdings Inc.	6	505
Manhattan Associates Inc. (a)	14	982
Mantech International Corp. - Class A	12	773
MasterCard Incorporated - Class A	85	22,439
MAXIMUS Inc.	7	502
Microsoft Corp.	219	29,342
Motorola Solutions Inc.	95	15,916
NCR Corporation (a)	14	425
NetScout Systems, Inc. (a)	15	387
Nuance Communications, Inc. (a)	18	282
Oracle Corporation	120	6,848
Paychex Inc.	58	4,789
Paypal Holdings, Inc. (a)	57	6,573
Plantronics Inc.	11	418
Plexus Corp. (a)	12	713
QUALCOMM Inc.	243	18,463
Red Hat Inc. (a)	14	2,671
Sabre Corporation	21	461
Salesforce.Com, Inc. (a)	39	5,883
Sanmina Corp. (a)	35	1,045
ScanSource Inc. (a)	11	373
Science Applications International Corp.	10	823
Seagate Technology Public Limited Company	208	9,782
Skyworks Solutions, Inc.	6	474
SS&C Technologies Holdings, Inc.	18	1,037
Sykes Enterprises Inc. (a)	11	295
Symantec Corp.	54	1,165
SYNNEX Corporation	7	733
Synopsys Inc. (a)	12	1,578
Tech Data Corp. (a)	23	2,449
Teradata Corporation (a)	24	859
Texas Instruments Incorporated	72	8,246
Total System Services Inc.	22	2,814
Trimble Inc. (a)	17	772

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

292

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Ubiquiti Networks, Inc.	3	359
Verint Systems Inc. (a)	5	287
ViaSat, Inc. (a)	4	287
Visa Inc. - Class A	133	23,067
Vishay Intertechnology Inc.	55	908
VMware Inc. - Class A	4	691
Western Union Co.	44	883
Worldpay Inc. - Class A (a)	32	3,887
Xerox Corp.	102	3,596
Xilinx Inc.	33	3,932
Zebra Technologies Corp. - Class A (a)	4	920
		405,783
Consumer Discretionary 14.2%
Aaron's, Inc.	20	1,201
Abercrombie & Fitch Co. - Class A	83	1,323
Adient Public Limited Company	31	753
Adtalem Global Education Inc. (a)	28	1,248
Advance Auto Parts, Inc.	9	1,352
American Axle & Manufacturing Holdings, Inc. (a)	27	342
American Eagle Outfitters, Inc.	183	3,097
Aramark	23	841
Asbury Automotive Group, Inc. (a)	14	1,192
AutoNation, Inc. (a)	20	842
AutoZone, Inc. (a)	6	6,798
Bed Bath & Beyond Inc. (b)	265	3,076
Best Buy Co., Inc.	83	5,774
Big Lots, Inc.	35	1,013
Bloomin' Brands, Inc.	35	661
Booking Holdings Inc. (a)	—	823
Bright Horizons Family Solutions Inc. (a)	10	1,523
Brinker International Inc.	83	3,271
Buckle Inc. (b)	46	794
Caleres Inc.	20	395
Carter's Inc.	24	2,323
Cheesecake Factory Inc. (b)	47	2,067
Chico's FAS Inc.	184	621
Childrens Place Retail Stores Inc. (b)	4	362
Chipotle Mexican Grill Inc. (a)	7	4,939
Churchill Downs Inc.	5	567
Cooper Tire & Rubber Co.	37	1,157
Core-Mark Holding Co. Inc.	26	1,019
Cracker Barrel Old Country Store, Inc. (b)	13	2,213
Dana Holding Corp.	58	1,151
Darden Restaurants Inc.	28	3,402
Deckers Outdoor Corp. (a)	17	3,051
Designer Brands Inc. - Class A	95	1,827
Dick's Sporting Goods Inc.	34	1,192
Dillard's Inc. - Class A (b)	10	615
Dollar General Corp.	96	12,959
Dollar Tree Inc. (a)	16	1,719
Domino's Pizza, Inc.	11	2,981
Dorman Products Inc. (a)	12	1,046
Dunkin' Brands Group Inc.	20	1,629
eBay Inc.	37	1,458
Expedia Group, Inc.	6	830
Extended Stay America, Inc. - Class B	32	547
Foot Locker Inc.	73	3,057
Ford Motor Co.	1,313	13,427
Fossil Group, Inc. (a) (b)	91	1,044
GameStop Corp. - Class A	107	583
Gap Inc.	177	3,185
General Motors Company	451	17,378
Genesco Inc. (a)	25	1,049
Gentex Corp.	55	1,346
Genuine Parts Co.	31	3,206
G-III Apparel Group, Ltd. (a)	23	664
Goodyear Tire & Rubber Co.	23	345
Graham Holdings Co.	3	2,204
Group 1 Automotive Inc.	14	1,180
Guess Inc.	52	843
H & R Block, Inc.	91	2,674
HanesBrands Inc.	66	1,129
Harley-Davidson Inc.	26	948
Hasbro Inc.	15	1,578
	Shares/Par[1]	Value ($)
Hilton Worldwide Holdings Inc.	20	1,907
Home Depot Inc.	94	19,508
Houghton Mifflin Harcourt Company (a)	59	339
IAA Spinco Inc. (a)	22	842
Jack in the Box Inc.	15	1,245
Kohl's Corp.	103	4,912
Las Vegas Sands Corp.	40	2,390
La-Z-Boy Inc.	26	804
Lear Corp.	8	1,130
Leggett & Platt Inc.	34	1,292
Limited Brands Inc.	56	1,459
Lithia Motors Inc. - Class A	6	699
Lowe's Cos. Inc.	109	10,951
Macy's, Inc.	275	5,901
Marriott International Inc. - Class A	3	487
Marriott Vacations Worldwide Corporation	5	450
Mattel Inc. (a)	172	1,932
McDonald's Corp.	188	39,140
MDC Holdings Inc.	27	892
Meritage Homes Corporation (a)	14	729
Murphy USA Inc. (a)	32	2,720
Nike Inc. - Class B	182	15,273
Nordstrom Inc.	74	2,370
Norwegian Cruise Line Holdings Ltd. (a)	8	445
NVR, Inc. (a)	1	2,420
Office Depot Inc.	510	1,051
O'Reilly Automotive, Inc. (a)	24	8,978
Penske Automotive Group, Inc.	10	456
Pool Corporation	11	2,081
Pulte Homes Inc.	38	1,212
Qurate Retail, Inc. - Class A (a)	90	1,120
Ralph Lauren Corp. - Class A	19	2,161
Regis Corp. (a)	25	421
Rent-A-Center, Inc. (a)	9	250
Ross Stores Inc.	27	2,718
Royal Caribbean Cruises Ltd.	8	982
Sally Beauty Holdings, Inc. (a) (b)	145	1,932
Seaworld Entertainment, Inc. (a)	82	2,537
Service Corp. International	28	1,300
ServiceMaster Holding Corporation (a)	24	1,232
Signet Jewelers Limited	28	503
Six Flags Operations Inc.	32	1,590
Sleep Number Corporation (a)	17	698
Sonic Automotive, Inc. - Class A	17	394
Sotheby's (a)	10	563
Starbucks Corp.	191	15,988
Steven Madden Ltd.	22	746
Sturm Ruger & Co. Inc.	13	726
Target Corporation	467	40,426
Tempur Sealy International, Inc. (a)	11	777
Texas Roadhouse Inc.	6	339
The Wendy's Company	191	3,735
Thor Industries Inc.	8	468
TJX Cos. Inc.	246	13,014
Tractor Supply Co.	26	2,777
Tupperware Brands Corp.	16	299
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	8	2,805
Under Armour Inc. - Class A (a)	28	718
Urban Outfitters Inc. (a)	33	750
Vail Resorts, Inc.	4	804
VF Corp.	54	4,747
Visteon Corporation (a)	11	636
Whirlpool Corp.	8	1,149
Williams-Sonoma Inc. (b)	40	2,608
Wyndham Destinations, Inc.	23	1,003
Wynn Resorts Ltd.	3	369
Yum! Brands Inc.	70	7,695
		396,829
Health Care 11.5%
Abbott Laboratories	90	7,593
AbbVie Inc.	95	6,874
Agilent Technologies, Inc.	17	1,244
Alexion Pharmaceuticals, Inc. (a)	11	1,483
AmerisourceBergen Corporation	9	728

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

293

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Anthem, Inc.	80	22,712
Baxter International Inc.	59	4,868
Becton, Dickinson and Company	12	2,925
Biogen Inc. (a)	8	1,762
Bio-Rad Laboratories, Inc. - Class A (a)	3	882
Bio-Techne Corporation	3	648
Boston Scientific Corp. (a)	73	3,156
Brookdale Senior Living Inc. (a)	90	648
Bruker Corp.	20	1,003
Cardinal Health, Inc.	106	5,011
Catalent Inc. (a)	11	591
Celgene Corp. (a)	63	5,847
Cerner Corp.	20	1,429
Charles River Laboratories International Inc. (a)	4	560
Chemed Corporation	5	1,901
Cigna Corp.	4	649
Cooper Cos. Inc.	9	2,964
CVS Health Corp.	661	36,000
Danaher Corp.	69	9,806
DaVita Inc. (a)	19	1,093
Dentsply Sirona Inc.	22	1,275
Eli Lilly & Co.	44	4,893
Encompass Health Corporation	12	788
Gilead Sciences Inc.	177	11,972
HCA Healthcare, Inc.	55	7,405
Henry Schein Inc. (a)	30	2,090
Herbalife Nutrition Ltd. (a)	20	875
Hill-Rom Holdings Inc.	5	574
Hologic Inc. (a)	22	1,052
Humana Inc.	20	5,190
Illumina Inc. (a)	13	4,823
Incyte Corporation (a)	15	1,251
Intuitive Surgical, Inc. (a)	4	2,112
IQVIA Inc. (a)	15	2,405
Johnson & Johnson	379	52,722
Laboratory Corporation of America Holdings (a)	8	1,337
Magellan Health Services Inc. (a)	16	1,167
Mallinckrodt Public Limited Company (a)	13	116
Masimo Corp. (a)	8	1,261
McKesson Corporation	27	3,687
Mednax, Inc. (a)	29	721
Merck & Co., Inc.	372	31,220
Mettler-Toledo International Inc. (a)	4	3,509
Molina Healthcare, Inc. (a)	5	683
Myriad Genetics, Inc. (a)	50	1,379
Patterson Cos. Inc.	48	1,091
PerkinElmer Inc.	9	873
Pfizer Inc.	446	19,324
Premier Healthcare Solutions, Inc. - Class A (a)	15	568
Quest Diagnostics Incorporated	19	1,981
Regeneron Pharmaceuticals, Inc. (a)	4	1,348
ResMed Inc.	27	3,298
Select Medical Holdings Corporation (a)	33	531
Stryker Corp.	24	4,864
Syneos Health, Inc. - Class A (a)	7	353
Teleflex Inc.	4	1,168
Tenet Healthcare Corporation (a)	132	2,733
Thermo Fisher Scientific Inc.	21	6,030
United Therapeutics Corporation (a)	11	892
Universal Health Services Inc. - Class B	4	553
Varian Medical Systems, Inc. (a)	3	434
Vertex Pharmaceuticals Incorporated (a)	20	3,669
Waters Corp. (a)	2	431
WellCare Health Plans, Inc. (a)	4	1,173
West Pharmaceutical Services Inc.	6	750
Zimmer Biomet Holdings, Inc.	11	1,277
Zoetis Inc. - Class A	30	3,366
		323,591
Industrials 10.3%
3M Company	70	12,047
AAR Corp.	18	679
ABM Industries Incorporated	34	1,369
Actuant Corporation - Class A	21	509
Acuity Brands, Inc.	5	668
	Shares/Par[1]	Value ($)
Advanced Disposal Services, Inc. (a)	13	413
AECOM (a)	16	605
AGCO Corporation	21	1,595
Aircastle Limited	26	548
Alaska Air Group, Inc.	7	416
Allegiant Travel Company	4	538
Allison Systems, Inc.	41	1,905
AMERCO	2	777
American Airlines Group Inc.	104	3,379
AMETEK, Inc.	11	978
AO Smith Corp.	17	787
Applied Industrial Technologies, Inc.	12	754
Arcbest Corporation	20	562
Arconic Inc.	15	381
Armstrong World Industries, Inc.	13	1,312
Atlas Air Worldwide Holdings, Inc. (a)	13	585
Avis Budget Group, Inc. (a)	40	1,400
Brady Corp. - Class A	7	323
BWXT Government Group, Inc.	22	1,145
C.H. Robinson Worldwide, Inc.	39	3,301
Carlisle Cos. Inc.	5	648
Cintas Corp.	17	4,095
Copart Inc. (a)	66	4,907
CoStar Group, Inc. (a)	3	1,639
Covanta Holding Corporation	48	858
Crane Co.	7	559
CSX Corp.	73	5,610
Cummins Inc.	27	4,669
Curtiss-Wright Corp.	6	724
Deere & Co.	42	6,900
Delta Air Lines Inc.	24	1,350
Deluxe Corp.	12	475
Donaldson Co. Inc.	34	1,704
Dover Corp.	8	760
Eaton Corporation Public Limited Company	22	1,860
Emerson Electric Co.	63	4,225
Encore Wire Corp.	7	412
Expeditors International of Washington Inc.	42	3,159
Fastenal Co.	79	2,573
Flowserve Corporation	15	784
Fluor Corp.	72	2,411
Fortive Corporation	7	543
Franklin Electric Co. Inc.	9	427
FTI Consulting Inc. (a)	21	1,794
Gardner Denver Investments, Inc. (a)	8	274
GATX Corp.	18	1,419
Generac Holdings Inc. (a)	19	1,310
General Dynamics Corp.	31	5,602
Genesee & Wyoming Inc. - Class A (a)	5	456
Graco Inc.	19	954
Greenbrier Cos. Inc.	32	984
Harris Corp.	15	2,858
HD Supply Holdings, Inc (a)	25	993
Healthcare Services Group Inc. (b)	18	560
HEICO Corp.	8	1,069
Herman Miller Inc.	17	768
Hertz Global Holdings, Inc. (a) (b)	90	1,436
Hexcel Corp.	16	1,306
HNI Corp.	16	581
Honeywell International Inc.	37	6,521
HUB Group Inc. - Class A (a)	19	799
Hubbell Inc.	7	942
Hyster-Yale Materials Handling Inc. - Class A	5	287
IDEX Corporation	7	1,270
Illinois Tool Works Inc.	35	5,328
Ingersoll-Rand Public Limited Company	13	1,612
ITT Industries Holdings, Inc.	21	1,357
Jacobs Engineering Group Inc.	40	3,346
JB Hunt Transport Services Inc.	12	1,118
JetBlue Airways Corp. (a)	13	250
Johnson Controls International Public Limited Company	47	1,958
Kaman Corp.	7	450
Kansas City Southern	4	544
KAR Auction Services, Inc.	22	543

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

294

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
L3 Technologies Inc.	4	916
Landstar System Inc.	9	1,000
Lennox International Inc.	11	2,893
Lincoln Electric Holdings Inc.	17	1,401
Lockheed Martin Corp.	46	16,852
Macquarie Infrastructure Corporation	44	1,804
ManpowerGroup Inc.	23	2,230
Masco Corp.	37	1,439
Masonite International Corp. (a)	7	349
Middleby Corp. (a)	5	730
Moog Inc. - Class A	11	1,041
MRC Global Inc. (a)	48	817
MSA Safety Inc.	5	479
MSC Industrial Direct Co. - Class A	26	1,919
Mueller Industries Inc.	16	472
Nielsen Holdings plc	14	305
Nordson Corp.	7	978
Norfolk Southern Corp.	14	2,806
Northrop Grumman Systems Corp.	29	9,423
Now, Inc. (a)	57	839
Old Dominion Freight Line Inc.	5	710
Oshkosh Corp.	3	254
PACCAR Inc.	18	1,292
Parker Hannifin Corp.	8	1,437
Pitney Bowes Inc.	185	794
Quanta Services, Inc.	37	1,409
Raytheon Co.	28	4,815
Republic Services Inc.	32	2,806
Resideo Technologies, Inc. (a)	12	264
Robert Half International Inc.	20	1,166
Rockwell Automation Inc.	10	1,556
Rollins Inc.	33	1,183
Roper Industries Inc.	5	1,976
Rush Enterprises Inc. - Class A	17	628
Ryder System Inc.	3	198
SkyWest Inc.	20	1,184
Southwest Airlines Co.	8	425
SPX Flow, Inc. (a)	10	421
Steelcase Inc. - Class A	43	740
Stericycle Inc. (a)	13	633
Teledyne Technologies Inc. (a)	7	1,913
Terex Corp.	44	1,397
Tetra Tech, Inc.	3	255
The Boeing Company	35	12,894
Timken Co.	34	1,729
Toro Co.	30	2,029
TransDigm Group Inc. (a)	7	3,551
Trinity Industries Inc.	27	569
Triumph Group Inc.	31	708
TrueBlue, Inc. (a)	14	315
Tutor Perini Corp. (a)	27	371
Union Pacific Corp.	74	12,476
United Parcel Service Inc. - Class B	83	8,555
United Rentals Inc. (a)	5	661
United Technologies Corp.	44	5,704
Universal Forest Products Inc.	20	769
Verisk Analytics, Inc.	31	4,593
Wabash National Corp.	35	570
WABCO Holdings Inc. (a)	12	1,572
Waste Connections, Inc. (c)	18	1,706
Waste Management, Inc.	56	6,501
Watsco Inc.	10	1,705
Werner Enterprises Inc.	15	454
WESCO International, Inc. (a)	33	1,690
Woodward Governor Co.	5	528
WW Grainger Inc.	15	4,037
Xylem Inc.	16	1,348
		288,141
Financials 7.9%
Affiliated Managers Group, Inc.	5	478
AFLAC Incorporated	155	8,492
Alleghany Corporation (a)	3	1,704
Ally Financial Inc.	177	5,489
Ambac Financial Group, Inc. (a)	24	403
	Shares/Par[1]	Value ($)
American Express Company	33	4,128
American Financial Group, Inc.	8	869
American International Group, Inc.	459	24,476
American National Insurance Company	4	513
Annaly Capital Management, Inc.	178	1,624
Aon PLC - Class A	22	4,180
Arthur J Gallagher & Co.	24	2,115
Assurant, Inc.	22	2,323
AXA Equitable Holdings, Inc.	9	191
Blackstone Mortgage Trust, Inc. - Class A (b)	29	1,035
Brighthouse Financial, Inc. (a)	13	470
Brown & Brown Inc.	53	1,780
Cannae Holdings, Inc. (a)	15	440
Capital One Financial Corporation	56	5,060
Capitol Federal Financial	28	383
Chubb Limited	62	9,134
Cincinnati Financial Corp.	25	2,640
CIT Group Inc.	24	1,274
CME Group Inc.	39	7,474
CNO Financial Group, Inc.	56	929
Cohen & Steers, Inc.	5	268
Credit Acceptance Corp. (a)	1	484
Discover Financial Services	33	2,528
Eaton Vance Corp.	16	685
Erie Indemnity Company - Class A	7	1,692
Essent Group Ltd. (a)	6	265
FactSet Research Systems Inc.	7	1,965
Federated Investors Inc. - Class B	29	946
Fidelity National Financial, Inc.	24	969
First American Financial Corporation	27	1,425
First Republic Bank	14	1,328
FirstCash, Inc.	6	573
Franklin Resources Inc.	102	3,551
Genworth Financial, Inc. - Class A (a)	275	1,021
Hanover Insurance Group Inc.	11	1,386
Hartford Financial Services Group Inc.	17	950
Intercontinental Exchange, Inc.	53	4,524
Invesco Ltd.	21	428
Kemper Corp.	20	1,758
Ladder Capital Corp - Class A	37	613
Legg Mason Inc.	39	1,476
Lincoln National Corp.	22	1,450
Loews Corp.	103	5,646
LPL Financial Holdings Inc.	40	3,234
Markel Corp. (a)	1	1,084
MarketAxess Holdings Inc.	4	1,274
Marsh & McLennan Cos. Inc.	100	10,003
MBIA Inc. (a)	69	640
Mercury General Corp.	18	1,129
MetLife, Inc.	74	3,698
MFA Financial, Inc.	124	892
MGIC Investment Corp. (a)	37	488
Moody's Corp.	4	854
Morningstar Inc.	6	934
MSCI Inc.	16	3,926
NASDAQ Inc.	8	803
Navient Corporation	142	1,932
Nelnet, Inc. - Class A	4	247
New York Community Bancorp Inc.	41	414
Northwest Bancshares Inc.	20	353
Old Republic International Corp.	31	688
Primerica, Inc.	3	415
Principal Financial Group, Inc.	13	743
ProAssurance Corporation	26	937
Progressive Corp.	91	7,281
Prudential Financial Inc.	20	2,026
Radian Group Inc.	13	296
Reinsurance Group of America Inc.	3	416
RLI Corp.	6	485
S&P Global Inc.	10	2,253
Santander Consumer USA Holdings Inc.	47	1,115
SEI Investments Co.	19	1,080
Selective Insurance Group Inc.	5	358
Stewart Information Services Corp.	12	486
T. Rowe Price Group, Inc.	27	2,964

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
The Allstate Corporation	88	8,952
The Goldman Sachs Group, Inc.	18	3,593
The PRA Group, Inc. (a)	14	407
The Travelers Companies, Inc.	124	18,558
Torchmark Corp.	4	383
Two Harbors Investment Corp.	137	1,742
United Bankshares Inc.	8	304
Voya Financial Inc.	64	3,555
W. R. Berkley Corporation	26	1,706
Waddell & Reed Financial Inc. - Class A (c)	77	1,282
White Mountains Insurance Group Ltd	1	1,081
Willis Towers Watson Public Limited Company	10	1,922
World Acceptance Corp. (a)	7	1,117
		221,585
Communication Services 7.2%
Altice USA, Inc. - Class A (a)	19	453
AMC Entertainment Holdings, Inc. - Class A (b)	34	313
AMC Networks, Inc. - Class A (a)	9	476
AT&T Inc.	935	31,318
Cable One, Inc.	1	1,525
Cars.com Inc. (a)	20	392
CBS Corp. - Class B	136	6,775
CenturyLink Inc.	456	5,358
Charter Communications, Inc. - Class A (a)	8	3,339
Cinemark Holdings, Inc.	35	1,247
Comcast Corporation - Class A	232	9,828
Discovery, Inc. - Class A (a)	47	1,456
Dish Network Corporation - Class A (a)	9	356
Electronic Arts Inc. (a)	2	236
Gannett Co., Inc.	93	763
IAC/InterActiveCorp (a)	6	1,387
Interpublic Group of Cos. Inc.	82	1,845
Liberty Broadband Corp. - Class C (a)	18	1,897
Liberty SiriusXM Group - Class C (a)	124	4,716
Live Nation Inc. (a)	11	759
New York Times Co. - Class A	13	438
News Corporation - Class A	140	1,895
Nexstar Media Group, Inc. - Class A	4	371
Omnicom Group Inc.	56	4,606
Scholastic Corp.	10	329
Sinclair Broadcast Group Inc. - Class A	17	929
Sirius XM Holdings Inc.	80	445
Sprint Corporation (a)	89	588
TEGNA Inc.	90	1,358
Telephone & Data Systems Inc.	44	1,335
The Madison Square Garden Company - Class A (a)	2	593
T-Mobile US Inc. (a)	16	1,211
Tribune Media Co. - Class A	71	3,268
US Cellular Corp. (a)	9	413
VeriSign, Inc. (a)	17	3,601
Verizon Communications Inc.	1,056	60,357
Viacom Inc. - Class B	272	8,120
Walt Disney Co.	257	35,913
Zynga Inc. - Class A (a)	70	430
		200,639
Energy 6.4%
Apache Corporation	21	611
Arch Coal, Inc. - Class A	3	305
Archrock, Inc.	46	490
Baker Hughes, a GE Company, LLC - Class A	34	844
Cabot Oil & Gas Corp.	30	682
Chevron Corp.	258	32,052
ConocoPhillips	373	22,743
CVR Energy, Inc.	6	288
Diamond Offshore Drilling, Inc. (a)	22	192
Dril-Quip Inc. (a)	29	1,408
Ensco Rowan PLC - Class A (b)	21	176
Exxon Mobil Corporation	392	30,071
Green Plains Renewable Energy Inc.	40	426
Helix Energy Solutions Group, Inc. (a)	61	526
Helmerich & Payne Inc.	11	581
Hess Corporation	144	9,134
HollyFrontier Corp.	163	7,538
Kinder Morgan, Inc.	201	4,192
	Shares/Par[1]	Value ($)
Marathon Oil Corp.	308	4,382
Marathon Petroleum Corporation	180	10,035
Murphy Oil Corp.	72	1,764
Nabors Industries Ltd	120	349
National Oilwell Varco Inc.	180	4,003
Oasis Petroleum Inc. (a)	52	296
Oceaneering International Inc. (a)	93	1,892
Oil States International Inc. (a)	37	680
ONEOK Inc.	14	992
Patterson-UTI Energy Inc.	43	500
PBF Energy Inc. - Class A	47	1,457
Peabody Energy Corp.	25	597
Phillips 66	168	15,745
QEP Resources, Inc. (a)	165	1,189
SM Energy Company	70	875
Transocean Ltd. (a) (b)	142	907
Valero Energy Corporation	198	16,987
Whiting Petroleum Corp. (a)	67	1,246
Williams Cos. Inc.	64	1,798
World Fuel Services Corp.	44	1,596
		179,549
Real Estate 6.3%
Acadia Realty Trust	22	602
AGNC Investment Corp.	62	1,046
Alexandria Real Estate Equities, Inc.	20	2,792
American Campus Communities, Inc.	37	1,727
American Homes 4 Rent - Class A	53	1,294
American Tower Corporation	36	7,383
Apartment Investment and Management Company - Class A	36	1,781
Apollo Commercial Real Estate Finance, Inc.	34	628
Apple Hospitality REIT, Inc.	68	1,075
AvalonBay Communities, Inc.	17	3,527
Boston Properties Inc.	21	2,722
Brandywine Realty Trust	46	657
Brixmor Property Group Inc.	110	1,969
Camden Property Trust	22	2,342
Chimera Investment Corporation	104	1,959
Colony Capital, Inc. - Class A	194	969
Columbia Property Trust Inc.	51	1,060
CoreCivic, Inc.	48	1,004
Corporate Office Properties Trust	22	584
Crown Castle International Corp.	39	5,136
CubeSmart	37	1,249
Cyrusone LLC	9	514
Digital Realty Trust Inc.	23	2,687
Douglas Emmett, Inc.	20	813
Duke Realty Corp.	83	2,621
EastGroup Properties Inc.	4	469
EPR Properties	17	1,279
Equinix, Inc.	6	3,127
Equity Commonwealth	35	1,132
Equity Lifestyle Properties, Inc.	14	1,649
Equity Residential	87	6,634
Essex Property Trust Inc.	7	2,136
Extra Space Storage Inc.	21	2,279
Federal Realty Investment Trust	15	1,867
First Industrial Realty Trust, Inc.	14	519
Gaming and Leisure Properties, Inc.	40	1,548
HCP, Inc.	91	2,901
Healthcare Realty Trust Inc.	31	976
Healthcare Trust of America, Inc. - Class A	44	1,213
Highwoods Properties Inc.	18	762
Hospitality Properties Trust	63	1,574
Hudson Pacific Properties Inc.	24	783
Invesco Mortgage Capital Inc.	95	1,535
Invitation Homes Inc.	43	1,156
Iron Mountain Incorporated	35	1,085
JBG Smith Properties	10	395
Kilroy Realty Corporation	14	1,049
KiMcO Realty Corporation	110	2,029
Kite Realty Naperville, LLC	44	661
Lamar Advertising Co. - Class A	31	2,535
Lexington Realty Trust	86	813
Liberty Property Trust	42	2,097

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

296

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Life Storage Inc.	7	682
Macerich Co.	33	1,090
Mack-Cali Realty Corp.	35	819
Medical Properties Trust, Inc.	95	1,655
MGM Growth Properties LLC - Class A	12	377
Mid-America Apartment Communities, Inc.	9	1,085
National Health Investors, Inc.	9	671
National Retail Properties Inc.	37	1,950
New Residential Investment Corp.	89	1,365
New York Mortgage Trust Inc.	53	331
Omega Healthcare Investors Inc.	60	2,192
OUTFRONT Media Inc.	79	2,050
Paramount Group, Inc.	61	855
Park Hotels & Resorts Inc.	56	1,541
PennyMac Mortgage Investment Trust	70	1,536
Physicians Realty Trust	36	620
Piedmont Office Realty Trust Inc. - Class A	71	1,417
ProLogis Inc.	64	5,115
PS Business Parks, Inc.	6	1,062
Public Storage	21	4,933
Rayonier Inc.	31	941
Realty Income Corp.	35	2,404
Redwood Trust Inc.	65	1,076
Regency Centers Corp.	32	2,108
Retail Opportunity Investments Corp.	20	339
Retail Properties of America, Inc. - Class A	97	1,146
RLJ III-EM Columbus Lessee, LLC	17	299
Ryman Hospitality Properties, Inc.	8	612
Sabra Health Care REIT, Inc.	41	801
SBA Communications Corporation (a)	11	2,550
Senior Housing Properties Trust	142	1,172
Simon Property Group Inc.	37	5,876
SITE Centers Corp.	90	1,186
SL Green Realty Corp.	11	894
Spirit Realty Capital, Inc. (b)	32	1,379
STAG Industrial, Inc.	16	474
Starwood Property Trust, Inc.	90	2,048
STORE Capital Corp.	39	1,289
Sun Communities Inc.	16	2,002
Tanger Factory Outlet Centers Inc. (b)	25	413
Taubman Centers Inc.	13	513
UDR Inc.	61	2,749
Ventas, Inc.	62	4,239
VEREIT, Inc.	202	1,818
VICI Properties Inc.	34	745
Vornado Realty Trust	15	951
W.P. Carey Inc.	34	2,793
Washington Prime Group, L.P. (b)	168	641
Washington REIT	17	443
Weingarten Realty Investors	25	694
Welltower Inc.	66	5,362
Weyerhaeuser Co.	34	899
Xenia Hotels & Resorts Inc.	46	967
		175,513
Materials 2.9%
Air Products and Chemicals, Inc.	12	2,634
Alcoa Corporation (a)	67	1,570
Allegheny Technologies Incorporated (a)	37	926
AptarGroup, Inc.	19	2,403
Avery Dennison Corporation	13	1,461
Axalta Coating Systems Ltd. (a)	18	537
Ball Corporation	24	1,698
Berry Global Group, Inc. (a)	9	468
Boise Cascade Company	21	595
Carpenter Technology Corp.	18	861
Celanese Corp. - Class A	9	926
CF Industries Holdings Inc.	50	2,315
Cleveland-Cliffs Inc. (b)	201	2,145
Commercial Metals Co.	84	1,500
Compass Minerals International, Inc.	10	560
Crown Holdings Inc. (a)	31	1,896
Domtar Corp. (c)	31	1,397
Ecolab Inc.	31	6,038
Freeport-McMoRan Inc. - Class B	70	815
	Shares/Par[1]	Value ($)
Graphic Packaging Holding Co.	66	922
Innospec Inc.	6	525
International Flavors & Fragrances Inc. (b)	19	2,811
Kaiser Aluminum Corp.	9	895
Linde Public Limited Company	28	5,598
LyondellBasell Industries N.V. - Class A	186	16,016
Materion Corp.	10	705
MOS Holdings Inc.	209	5,239
NewMarket Corp.	3	1,364
Owens-Illinois Inc.	44	766
PolyOne Corporation	21	669
PPG Industries Inc.	21	2,492
Reliance Steel & Aluminum Co.	21	1,965
RPM International Inc.	18	1,113
Schnitzer Steel Industries Inc. - Class A	19	503
Schweitzer-Mauduit International Inc.	13	417
Scotts Miracle-Gro Co. - Class A	14	1,361
Sealed Air Corporation	10	431
Sensient Technologies Corporation	12	852
Silgan Holdings Inc.	42	1,282
Sonoco Products Co.	41	2,705
Ternium SA - ADR	11	236
W. R. Grace & Co.	13	1,005
Warrior Met Coal, Inc.	22	574
		81,191
Utilities 2.7%
ALLETE, Inc.	4	352
Alliant Energy Corporation	13	615
Ameren Corporation	13	970
American Electric Power Company, Inc.	26	2,301
American Water Works Company, Inc.	10	1,107
Aqua America, Inc.	15	629
Atmos Energy Corporation	10	1,006
Black Hills Corporation	5	386
CenterPoint Energy, Inc.	27	759
CMS Energy Corp.	15	865
Consolidated Edison Inc.	17	1,493
Dominion Energy, Inc.	42	3,275
DTE Energy Co.	10	1,228
Duke Energy Corporation	39	3,402
Entergy Corporation	40	4,104
Eversource Energy	17	1,273
Exelon Corporation	276	13,253
FirstEnergy Corp.	69	2,942
Hawaiian Electric Industries Inc.	32	1,385
IDACORP Inc.	4	414
National Fuel Gas Co.	7	366
New Jersey Resources Corp.	7	361
NextEra Energy, Inc.	25	5,170
NorthWestern Corp.	4	295
NRG Energy Inc.	21	742
OGE Energy Corp.	16	700
One Gas, Inc.	4	385
Pinnacle West Capital Corp.	6	558
PNM Resources, Inc.	6	331
Portland General Electric Co.	7	397
PPL Corporation	88	2,731
Public Service Enterprise Group Inc.	27	1,572
Sempra Energy	15	1,995
Southern Co.	109	6,028
Southwest Gas Corp.	4	372
Spire, Inc.	4	341
The AES Corporation	430	7,205
Vistra Energy Corp.	129	2,927
WEC Energy Group Inc.	17	1,391
Xcel Energy Inc.	27	1,619
		77,245
Total Common Stocks (cost $2,685,230)		2,761,816
SHORT TERM INVESTMENTS 5.6%
Investment Companies 5.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	139,339	139,339

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	9,787	9,787
U.S. Treasury Securities 0.3%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	8,405	8,370
Total Short Term Investments (cost $157,496)		157,496
Total Investments 104.2% (cost $2,842,726)		2,919,312
Other Derivative Instruments 0.0%		909
Other Assets and Liabilities, Net (4.2)%		(118,794)
Total Net Assets 100.0%		2,801,427

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/S&P International 5 Fund
COMMON STOCKS 98.5%
Japan 22.9%
Aisin Seiki Co. Ltd.	8	269
Amada Co. Ltd.	28	319
Bridgestone Corp.	9	343
Canon Inc. (a)	12	349
Honda Motor Co. Ltd.	12	313
ITOCHU Corp.	19	371
Japan Retail Fund Investment Corp.	—	229
Japan Tobacco Inc.	13	296
JFE Holdings Inc.	20	289
JS Group Corp.	22	351
JXTG Holdings, Inc.	73	363
KDDI Corp.	14	364
Kobe Steel Ltd.	38	250
Marubeni Corp.	48	319
Mebuki Financial Group, Inc.	56	147
Mitsubishi Chemical Holdings Corporation	46	325
Mitsubishi Corp.	12	322
Mitsubishi Gas Chemical Co. Inc.	15	197
Mitsubishi Tanabe Pharma Corp.	16	174
Mitsubishi UFJ Financial Group Inc.	66	315
Mitsui & Co. Ltd.	22	357
Mitsui Chemicals Inc.	12	305
mixi, Inc.	6	127
Mizuho Financial Group Inc.	219	317
Nippon Steel Corporation	19	327
Nissan Motor Co. Ltd.	40	284
Nomura Real Estate Holdings, Inc.	8	175
NSK Ltd.	33	294
NTN Corporation	48	142
NTT DoCoMo Inc.	15	343
Panasonic Corp.	37	311
Resona Holdings Inc.	76	315
Seiko Epson Corp.	20	325
Sekisui House Ltd.	23	382
Subaru Corp. NPV	14	331
Sumitomo Chemical Co. Ltd.	69	319
Sumitomo Corp.	24	360
Sumitomo Metal Mining Co. Ltd.	12	351
Sumitomo Rubber Industries Inc.	18	204
Tosoh Corp.	20	288
United Urban Investment Corp.	—	164
Yamaha Motor Co. Ltd.	17	297
		12,223
United Kingdom 15.1%
Antofagasta PLC	33	392
Aviva PLC	75	400
Babcock International Group PLC	27	157
Barratt Developments P L C	53	388
Burberry Group Plc	17	394
	Shares/Par[1]	Value ($)
Carnival Plc	8	338
Centrica PLC	250	278
HSBC Holdings PLC	52	433
Imperial Brands PLC	13	296
International Consolidated Airlines Group, S.A.	51	308
ITV Plc	167	230
J Sainsbury PLC	137	341
Land Securities Group PLC	24	254
Legal & General Group PLC	116	396
Marks & Spencer Group Plc	119	318
Mondi plc	17	394
Persimmon Public Limited Company	13	330
Rio Tinto PLC	7	447
RSA INSURANCE GROUP PLC	54	397
Smiths Group PLC	10	197
St. James's Place PLC	23	318
Taylor Wimpey PLC	160	321
The Berkeley Group Holdings PLC	5	258
Unilever PLC	8	498
		8,083
Australia 12.5%
AGL Energy Limited	19	262
AMP Ltd.	168	250
Aurizon Holdings Limited	80	304
Australia & New Zealand Banking Group Ltd.	14	283
BHP Group Plc	11	305
BlueScope Steel Ltd.	29	249
Coca-Cola Amatil Ltd.	45	325
Commonwealth Bank of Australia	5	317
Crown Resorts Limited	16	140
Fortescue Metals Group Ltd.	63	399
Harvey Norman Holdings Ltd.	51	147
Insurance Australia Group Ltd.	55	316
Macquarie Group Limited	3	274
Mirvac Group	140	307
National Australia Bank Ltd.	16	304
Qantas Airways Ltd.	69	263
QBE Insurance Group Ltd.	33	275
Rio Tinto Ltd.	4	307
Scentre Group Limited	105	282
South32 Limited	101	225
Suncorp Group Ltd.	30	285
Vicinity Centres RE Ltd	146	252
Wesfarmers Ltd.	12	310
Westpac Banking Corp.	15	300
		6,681
Canada 8.9%
Cameco Corp.	18	197
Canadian Natural Resources Ltd.	16	431
Empire Company Limited - Class A	7	171
Genworth MI Canada Inc. (a)	5	146
Great-West Lifeco Inc.	12	281
H&R Real Estate Investment Trust	13	221
Imperial Oil Ltd.	17	462
Manulife Financial Corp. (a)	27	487
Methanex Corporation	4	172
Restaurant Brands International Limited Partnership	7	508
SmartCentres Real Estate Investment Trust	6	157
Sun Life Financial Inc.	12	489
Teck Resources Ltd. - Class B	20	459
Thomson Reuters Corporation (a)	5	335
West Fraser Timber Co. Ltd.	6	260
		4,776
France 8.2%
AXA SA	17	445
Capgemini SA	4	443
Carrefour SA (a)	21	412
Klepierre	11	367
Peugeot SA	17	410
Sanofi SA	5	445
Schneider Electric SE	5	498
Sodexo SA	3	409
Veolia Environnement	19	470

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

298

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
VINCI	5	464
		4,363
Spain 4.5%
ACS, Actividades de Construccion y Servicios, S.A.	10	383
AENA, S.M.E., S.A. (b)	2	477
Banco Bilbao Vizcaya Argentaria SA	70	389
CaixaBank, S.A.	120	345
Red Electrica Corporacion, S.A.	20	411
Repsol SA (a)	24	384
		2,389
Netherlands 4.1%
Koninklijke Ahold Delhaize N.V.	16	371
Koninklijke KPN NV	137	419
Koninklijke Philips Electronics NV	11	476
Royal Dutch Shell PLC - Class A	14	441
Unilever N.V. - CVA	8	481
		2,188
Switzerland 3.8%
Alcon AG (c)	1	56
LafargeHolcim Ltd. (a)	9	435
Novartis AG	5	423
Roche Holding AG	1	194
Swisscom AG (a)	1	459
Zurich Insurance Group AG	1	447
		2,014
Italy 3.7%
A2A SpA	106	184
Assicurazioni Generali SpA	24	454
Atlantia SpA	18	473
Mediobanca SpA	44	450
Snam Rete Gas SpA (a)	87	433
		1,994
Germany 2.0%
Deutsche Telekom AG	26	448
Hochtief AG	1	144
Muenchener Rueckversicherungs AG	2	457
		1,049
Sweden 2.0%
AB SKF - Class B	22	411
Castellum AB	10	200
Telia Co. AB	97	433
		1,044
Singapore 1.8%
CapitaLand Ltd.	100	260
Genting Singapore Limited	334	227
Mapletree Commercial Trust Management Ltd.	99	153
Singapore Telecommunications Limited	128	331
		971
Belgium 1.7%
Groupe Bruxelles Lambert SA	2	196
Solvay SA	3	359
UCB SA	4	361
		916
Finland 1.3%
Stora Enso Oyj - Class R	31	359
UPM-Kymmene Oyj	14	363
		722
Denmark 1.3%
ISS A/S	9	276
Novo Nordisk A/S - Class B	9	440
		716
Norway 1.2%
Telenor ASA	21	455
TGS NOPEC Geophysical Company ASA	7	193
		648
Hong Kong 1.0%
ASM Pacific Technology Ltd.	24	247
HKT Trust	168	267
		514
	Shares/Par[1]	Value ($)
South Korea 0.8%
CJ O Shopping Co. Ltd.	1	189
Hyundai Heavy Industries Co., Ltd.	1	224
		413
Ireland 0.6%
Smurfit Kappa Funding Designated Activity Company	10	295
Israel 0.4%
Israel Corporation Ltd (c)	—	43
Plus500 Ltd	19	127
The First International Bank of Israel Limited	2	54
		224
Luxembourg 0.4%
SES S.A. - FDR (a)	14	221
New Zealand 0.3%
Contact Energy Limited	30	163
Total Common Stocks (cost $53,991)		52,607
RIGHTS 0.1%
Spain 0.1%
ACS, Actividades de Construccion y Servicios, S.A. (c)	10	15
Repsol, S.A. (c)	24	14
Total Rights (cost $30)		29
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 3.3%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (d) (e)	1,792	1,792
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (d) (e)	473	473
U.S. Treasury Securities 0.1%
U.S. Treasury Bill
2.27%, 09/12/19 (f) (g)	50	50
Total Short Term Investments (cost $2,315)		2,315
Total Investments 102.9% (cost $56,336)		54,951
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (2.9)%		(1,572)
Total Net Assets 100.0%		53,382

(a)  All or a portion of the security was on loan.

(b)  The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $477 and 0.9%, respectively.

(c)  Non-income producing security.

(d)  Investment in affiliate.

(e)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 99.0%
Information Technology 28.4%
Apple Inc.	383	75,874
ASML Holding - ADR	417	86,707
Atlassian Corporation PLC - Class A (a)	72	9,426
Fidelity National Information Services, Inc.	406	49,748
Fiserv Inc. (a)	966	88,056
Intuit Inc.	589	153,923
Marvell Technology Group Ltd	3,405	81,275
MasterCard Incorporated - Class A	1,225	324,161
Microsoft Corp.	4,266	571,517
Paypal Holdings, Inc. (a)	1,005	115,021
Salesforce.Com, Inc. (a)	843	127,903
ServiceNow, Inc. (a)	241	66,243
Slack Technologies, Inc. - Class A (a) (b)	29	1,075
Splunk Inc. (a)	682	85,799
Symantec Corp.	5,415	117,824
Temenos Group AG	184	32,985
Total System Services Inc.	378	48,537

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

299

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Visa Inc. - Class A	2,157	374,285
VMware Inc. - Class A	580	96,893
Workday, Inc. - Class A (a)	512	105,208
Worldpay Inc. - Class A (a)	1,414	173,333
Zoom Video Communications, Inc. - Class A (a) (c)	31	2,765
		2,788,558
Consumer Discretionary 21.8%
Airbnb, Inc. - Class E (a) (b) (d) (e)	85	9,434
Alibaba Group Holding Limited - ADS (a)	1,526	258,630
Amazon.com, Inc. (a)	471	892,441
Aptiv PLC (b)	1,365	110,338
Booking Holdings Inc. (a)	53	99,845
Dollar General Corp.	287	38,829
Dollar Tree Inc. (a)	766	82,297
Dollarama Inc.	2,618	92,111
Ferrari N.V.	574	92,582
Las Vegas Sands Corp.	1,176	69,466
McDonald's Corp.	339	70,374
MercadoLibre S.R.L (a)	50	30,399
MGM Resorts International	1,688	48,221
Nike Inc. - Class B	1,256	105,442
NVR, Inc. (a)	15	49,543
Wynn Resorts Ltd.	740	91,801
		2,141,753
Communication Services 18.4%
Alphabet Inc. - Class A (a)	250	270,700
Alphabet Inc. - Class C (a)	244	263,899
Electronic Arts Inc. (a)	593	60,039
Facebook, Inc. - Class A (a)	2,973	573,853
IAC/InterActiveCorp (a)	305	66,318
Netflix, Inc. (a)	445	163,568
Tencent Holdings Limited	4,572	206,485
Tencent Music Entertainment Group - Class A - ADR (a) (c)	3,134	46,980
Walt Disney Co.	1,124	156,965
		1,808,807
Health Care 12.8%
Alcon AG (a)	840	52,038
Alexion Pharmaceuticals, Inc. (a)	390	51,082
Anthem, Inc.	334	94,285
Becton, Dickinson and Company	633	159,509
Centene Corporation (a)	1,448	75,926
Cigna Corp.	461	72,603
Elanco Animal Health (a)	129	4,355
Eli Lilly & Co.	181	20,102
HCA Healthcare, Inc.	436	58,885
Intuitive Surgical, Inc. (a)	272	142,804
Stryker Corp.	928	190,695
UnitedHealth Group Incorporated	522	127,321
Vertex Pharmaceuticals Incorporated (a)	815	149,513
WellCare Health Plans, Inc. (a)	195	55,482
		1,254,600
Industrials 9.8%
Equifax Inc.	309	41,789
Fortive Corporation	1,170	95,340
Honeywell International Inc.	224	39,126
JB Hunt Transport Services Inc.	432	39,459
Northrop Grumman Systems Corp.	291	93,970
Roper Industries Inc.	349	127,968
The Boeing Company	996	362,469
TransUnion	1,310	96,319
Wabtec Corp. (c)	929	66,659
		963,099
Financials 3.4%
Charles Schwab Corp.	1,828	73,459
Chubb Limited	486	71,598
Intercontinental Exchange, Inc.	666	57,219
Morgan Stanley	429	18,781
S&P Global Inc.	76	17,198
TD Ameritrade Holding Corporation	1,818	90,750
		329,005
Utilities 1.9%
NextEra Energy, Inc.	391	80,141
	Shares/Par[1]	Value ($)
Sempra Energy	758	104,239
		184,380
Materials 0.9%
Dow Holdings Inc.	377	18,578
DuPont de Nemours, Inc	377	28,284
Linde Public Limited Company	225	45,260
		92,122
Consumer Staples 0.8%
Philip Morris International Inc.	932	73,216
Energy 0.4%
Pioneer Natural Resources Co.	277	42,619
Real Estate 0.4%
Crown Castle International Corp.	317	41,300
Total Common Stocks (cost $6,891,706)		9,719,459
PREFERRED STOCKS 0.4%
Consumer Discretionary 0.2%
Airbnb, Inc. - Series D (a) (b) (d) (e)	167	18,572
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (b) (d) (e)	246	11,817
Real Estate 0.1%
WeWork Companies Inc. - Series E (a) (b) (d) (e)	143	7,713
Total Preferred Stocks (cost $18,243)		38,102
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (f) (g)	45,708	45,708
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	3,539	3,539
T. Rowe Price Government Reserve Fund, 2.48% (f) (g)	21,138	21,138
		24,677
Total Short Term Investments (cost $70,385)		70,385
Total Investments 100.1% (cost $6,980,334)		9,827,946
Other Assets and Liabilities, Net (0.1)%		(5,115)
Total Net Assets 100.0%		9,822,831

(a)  Non-income producing security.

(b)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(c)   All or a portion of the security was on loan.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Managed Volatility Balanced Fund
COMMON STOCKS 56.9%
Information Technology 10.3%
Accenture Public Limited Company - Class A	2	433
Amphenol Corporation - Class A	4	346
Analog Devices, Inc.	5	566
Apple Inc.	11	2,258
Applied Materials, Inc.	11	506
ASML Holding - ADR	2	318
ASML Holding	3	676
Atlassian Corporation PLC - Class A (a)	1	64
Automatic Data Processing, Inc.	—	73
Broadcom Inc.	6	1,662
Cisco Systems, Inc.	43	2,357
Cognizant Technology Solutions Corp. - Class A	5	328
Corning Inc.	—	5
Fidelity National Information Services, Inc.	9	1,138
Fiserv Inc. (a)	9	803

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
FleetCor Technologies Inc. (a)	2	499
Global Payments Inc.	8	1,252
Hamamatsu Photonics KK	7	289
IHS Markit Ltd. (a)	1	38
Intuit Inc.	6	1,512
Juniper Networks, Inc.	2	60
Keysight Technologies, Inc. (a)	8	719
KLA-Tencor Corp.	2	212
Lam Research Corp.	1	137
Largan Precision Co. Ltd.	3	373
Marvell Technology Group Ltd	10	231
MasterCard Incorporated - Class A	11	2,903
Maxim Integrated Products, Inc.	4	248
Microchip Technology Inc.	3	238
Micron Technology Inc. (a)	19	738
Microsoft Corp.	79	10,531
Motorola Solutions Inc.	6	964
Murata Manufacturing Co. Ltd.	9	406
NAVER Corp.	2	197
NEC Electronics Corp. (a)	34	170
NVIDIA Corporation	3	449
NXP Semiconductors N.V.	15	1,490
Omron Corp.	8	419
Oracle Corporation	3	198
Paypal Holdings, Inc. (a)	13	1,470
QUALCOMM Inc.	18	1,363
Salesforce.Com, Inc. (a)	11	1,732
Samsung Electronics Co. Ltd.	29	1,163
ServiceNow, Inc. (a)	5	1,332
Splunk Inc. (a)	4	489
Symantec Corp.	18	387
Synopsys Inc. (a)	7	936
Taiwan Semiconductor Manufacturing Co. Ltd.	158	1,210
TE Connectivity Ltd.	1	57
Telefonaktiebolaget LM Ericsson - Class B	46	438
Texas Instruments Incorporated	3	309
Tokyo Electron Ltd.	3	478
Total System Services Inc.	1	77
Visa Inc. - Class A	20	3,537
VMware Inc. - Class A	4	671
Workday, Inc. - Class A (a)	4	828
Worldpay Inc. - Class A (a)	6	696
Xilinx Inc.	2	213
Zoom Video Communications, Inc. - Class A (a) (b)	—	16
		53,208
Financials 8.5%
ABN AMRO Group N.V. - CVA (c)	29	618
AIA Group Limited	63	677
Ally Financial Inc.	3	107
American International Group, Inc.	58	3,067
Ameriprise Financial, Inc.	1	176
Australia & New Zealand Banking Group Ltd.	32	640
Aviva PLC	88	465
AXA Equitable Holdings, Inc.	8	167
AXA SA	42	1,110
Bank of America Corporation	88	2,547
Barclays PLC - ADR	12	92
Berkshire Hathaway Inc. - Class B (a)	4	784
BNP Paribas SA (b)	18	872
Brookfield Asset Management Inc. - Class A	1	32
Capital One Financial Corporation	1	115
Cboe Global Markets, Inc.	2	191
Challenger Financial Services Group Ltd.	77	358
Charles Schwab Corp.	17	699
Chubb Limited	8	1,236
Citigroup Inc.	11	779
Close Brothers Group PLC	6	100
CME Group Inc.	1	118
Danske Bank A/S	22	341
DBS Group Holdings Ltd.	40	775
Direct Line Insurance Group plc	146	618
DNB Bank ASA	50	928
Dresdner Bank AG	18	129
Element Fleet Management Corp.	81	591
	Shares/Par[1]	Value ($)
Erste Group Bank AG	6	210
Fidelity National Financial, Inc.	1	38
Fifth Third Bancorp	36	1,005
First Republic Bank	2	171
Franklin Resources Inc.	2	58
GAM Holding AG (a)	15	69
ING Groep N.V.	72	839
Intercontinental Exchange, Inc.	20	1,725
Intesa Sanpaolo SpA	169	363
JPMorgan Chase & Co.	14	1,581
K.K.R. Co., Inc.	2	48
KeyCorp	2	35
Lloyds Banking Group PLC	865	623
Macquarie Group Limited	8	671
Marsh & McLennan Cos. Inc.	11	1,085
MetLife, Inc.	5	255
Mitsubishi UFJ Financial Group Inc.	146	694
Mitsubishi UFJ Lease & Finance Co. Ltd.	60	319
Moody's Corp.	—	12
Morgan Stanley	21	918
Muenchener Rueckversicherungs AG	4	1,069
National Bank of Canada	14	656
Nordea Bank Abp	46	332
PICC Property & Casualty Co. Ltd. - Class H	248	268
Ping An Insurance (Group) Co of China Ltd - Class H	60	715
PNC Financial Services Group Inc.	3	448
Progressive Corp.	2	181
Prudential Financial Inc.	2	203
Raymond James Financial Inc.	1	93
RSA INSURANCE GROUP PLC	41	304
S&P Global Inc.	2	476
Standard Chartered PLC	52	469
State Street Corp.	2	83
Storebrand ASA	77	567
Sumitomo Mitsui Trust Holdings Inc.	12	440
Sun Life Financial Inc.	22	907
Svenska Handelsbanken AB - Class A	66	650
Synchrony Financial	4	129
TD Ameritrade Holding Corporation	20	985
The Goldman Sachs Group, Inc.	—	2
Tokio Marine Holdings Inc.	17	843
U.S. Bancorp	1	31
United Overseas Bank Ltd.	21	403
Voya Financial Inc.	3	139
Wells Fargo & Co.	42	2,006
Willis Towers Watson Public Limited Company	9	1,643
Zurich Insurance Group AG	2	810
		43,903
Health Care 8.3%
Abbott Laboratories	4	343
AbbVie Inc.	3	218
Agilent Technologies, Inc.	3	251
Alcon AG (a)	7	441
Alcon AG (a)	4	273
Alexion Pharmaceuticals, Inc. (a)	5	593
Align Technology, Inc. (a)	—	76
Allergan Public Limited Company	1	181
AmerisourceBergen Corporation	—	34
Amgen Inc.	1	210
Anthem, Inc.	6	1,583
Ascendis Pharma A/S - ADR (a)	1	161
Astellas Pharma Inc.	81	1,153
Bayer AG	16	1,091
Becton, Dickinson and Company	11	2,729
Biogen Inc. (a)	—	113
BioMarin Pharmaceutical Inc. (a)	1	53
Boston Scientific Corp. (a)	14	611
Cardinal Health, Inc.	—	6
Celgene Corp. (a)	2	140
Centene Corporation (a)	6	330
Cigna Corp.	14	2,169
Cooper Cos. Inc.	—	46
CSL Ltd.	2	293
CVS Health Corp.	4	236

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

301

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Danaher Corp.	18	2,550
Elanco Animal Health (a)	20	683
Elekta AB (publ) - Class B	33	481
Eli Lilly & Co.	2	241
Fresenius SE & Co. KGaA	14	741
Gilead Sciences Inc.	3	192
GlaxoSmithKline PLC - ADR	23	928
GN Store Nord A/S	8	358
HCA Healthcare, Inc.	2	309
Hologic Inc. (a)	3	122
Humana Inc.	—	49
Illumina Inc. (a)	—	9
Incyte Corporation (a)	—	37
Intuitive Surgical, Inc. (a)	3	1,400
Johnson & Johnson	10	1,407
McKesson Corporation	—	51
Medtronic Public Limited Company	11	1,107
Merck & Co., Inc.	15	1,238
Miraca Holdings Inc.	5	118
Novartis AG	21	1,903
Novo Nordisk A/S - Class B	7	356
Pfizer Inc.	53	2,313
Regeneron Pharmaceuticals, Inc. (a)	—	25
Roche Holding AG	7	1,870
Sanofi SA	11	970
Siemens Healthineers AG (c)	9	373
Stryker Corp.	11	2,207
Takeda Pharmaceutical Co. Ltd. - ADR	13	231
Teleflex Inc.	1	212
Thermo Fisher Scientific Inc.	10	2,803
UnitedHealth Group Incorporated	9	2,110
Vertex Pharmaceuticals Incorporated (a)	7	1,273
WellCare Health Plans, Inc. (a)	2	468
Zimmer Biomet Holdings, Inc.	2	255
Zoetis Inc. - Class A	—	51
		42,775
Consumer Discretionary 6.7%
Aisin Seiki Co. Ltd.	6	210
Alibaba Group Holding Limited - ADS (a)	17	2,829
Amazon.com, Inc. (a)	5	9,006
Aptiv PLC (d)	8	607
Autoliv Inc.	5	331
AutoZone, Inc. (a)	—	119
Booking Holdings Inc. (a)	1	1,663
Burberry Group Plc	23	554
Burlington Stores Inc. (a)	—	60
Compass Group PLC	24	564
Ctrip Computer Technology (Shanghai) Co., Ltd - ADR (a)	3	113
CyberAgent Inc.	8	280
Darden Restaurants Inc.	1	69
Dollar General Corp.	7	892
Dollar Tree Inc. (a)	10	1,050
Domino's Pizza, Inc.	—	134
Eutelsat Communications	21	399
Ferrari N.V.	2	303
Garrett Motion Inc. (a) (b)	—	5
Hilton Worldwide Holdings Inc.	6	576
Home Depot Inc.	3	547
Honda Motor Co. Ltd. (b)	10	246
Kering SA	1	653
Kingfisher Plc	168	458
Kontoor Brands, Inc. (a)	—	5
Lowe's Cos. Inc.	2	170
Magna International Inc.	16	790
Marriott International Inc. - Class A	4	628
McDonald's Corp.	9	1,837
MGM Resorts International	4	116
Moncler S.p.A.	13	572
Nike Inc. - Class B	5	417
Norwegian Cruise Line Holdings Ltd. (a)	1	45
NVR, Inc. (a)	—	179
O'Reilly Automotive, Inc. (a)	1	199
Panasonic Corp.	52	431
Persimmon Public Limited Company	17	435
	Shares/Par[1]	Value ($)
Restaurant Brands International Limited Partnership	4	275
Ross Stores Inc.	11	1,085
Royal Caribbean Cruises Ltd.	3	398
Samsonite International S.A.	95	220
Sony Corp.	8	403
Stanley Electric Co. Ltd.	11	278
Starbucks Corp.	2	143
Stroer SE & Co. KGaA	5	391
Sumitomo Rubber Industries Inc.	16	185
Suzuki Motor Corp.	10	475
Tesla Inc. (a)	—	30
TJX Cos. Inc.	3	148
Toyota Motor Corp.	19	1,176
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1	207
VF Corp.	3	251
WPP 2012 Limited	51	638
Wynn Resorts Ltd.	1	172
Yum! Brands Inc.	4	429
Zalando SE (a) (c)	7	307
		34,703
Industrials 5.8%
ABB Ltd.	33	672
AGCO Corporation	—	8
Alaska Air Group, Inc.	2	157
ALS Limited	2	11
Beijing Enterprises Holdings Ltd.	55	277
Bloom Energy Corporation - Class A (a) (b)	—	1
Canadian Pacific Railway Limited	1	277
Central Japan Railway Co.	3	521
Cintas Corp.	—	93
CK Hutchison Holdings Limited	68	669
CoStar Group, Inc. (a)	—	59
CSX Corp.	4	281
DCC Public Limited Company	6	562
Delta Air Lines Inc.	5	272
Epiroc Aktiebolag - Class B	1	10
Flowserve Corporation	2	127
Fluor Corp.	—	9
Fortive Corporation	11	869
Fortune Brands Home & Security, Inc.	1	80
General Electric Co.	189	1,984
Harris Corp.	4	681
Honeywell International Inc.	10	1,787
Illinois Tool Works Inc.	1	163
Jacobs Engineering Group Inc.	2	163
JB Hunt Transport Services Inc.	2	155
Kansas City Southern	1	122
Knorr - Bremse Aktiengesellschaft	4	400
Koninklijke Philips Electronics NV	37	1,614
L3 Technologies Inc.	—	49
Legrand SA	6	406
Melrose Holdings Limited	179	412
Mitsubishi Corp.	22	591
Mitsubishi Electric Corp.	74	976
Nielsen Holdings plc	1	17
Norfolk Southern Corp.	—	51
Northrop Grumman Systems Corp.	5	1,592
PACCAR Inc.	5	334
Prysmian S.p.A.	18	374
Recruit Holdings Co., Ltd.	16	549
Republic Services Inc.	3	288
Resideo Technologies, Inc. (a)	—	10
Roper Industries Inc.	4	1,325
Sandvik AB	1	11
Schneider Electric SE (a)	—	10
Shurgard Self Storage Europe	—	13
Siemens AG	14	1,633
SMC Corp.	1	412
Spirit Aerosystems Holdings Inc. - Class A	5	374
Stericycle Inc. (a)	1	57
Sumitomo Corp.	64	966
TechnoPro Holdings, Inc.	4	203
Textron Inc.	3	159
The Boeing Company	13	4,687

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
THK Co. Ltd.	21	500
Toro Co.	—	11
TransUnion	2	146
Union Pacific Corp.	1	98
United Airlines Holdings Inc. (a)	7	568
United Parcel Service Inc. - Class B	4	461
United Technologies Corp.	1	78
Valmont Industries Inc.	—	6
Wabtec Corp. (b)	2	121
Wartsila Oyj	1	11
Waste Connections, Inc. (d)	2	206
Weir Group PLC(The)	1	10
Xylem Inc.	—	20
		29,759
Communication Services 5.0%
Activision Blizzard, Inc.	3	135
Alphabet Inc. - Class A (a)	1	1,501
Alphabet Inc. - Class C (a)	4	4,351
Altice USA, Inc. - Class A (a)	2	47
ASOS Plc (a)	7	223
AT&T Inc.	13	438
Baidu, Inc. - Class A - ADR (a)	2	235
Charter Communications, Inc. - Class A (a)	1	195
Comcast Corporation - Class A	30	1,271
Dish Network Corporation - Class A (a)	1	23
Electronic Arts Inc. (a)	7	664
Facebook, Inc. - Class A (a)	31	5,974
Fox Corporation - Class A	1	23
Fox Corporation - Class B	8	296
IAC/InterActiveCorp (a)	2	323
KT Corp.	11	261
Liberty Broadband Corp. - Class C (a)	3	265
Netflix, Inc. (a)	5	1,714
Nippon Telegraph & Telephone Corp.	37	1,711
SoftBank Group Corp.	8	403
Telecom Italia SpA	441	229
Telefonica Deutschland Holding AG	150	420
Telefonica SA	47	389
Telstra Corp. Ltd.	43	117
Tencent Holdings Limited	44	1,974
VeriSign, Inc. (a)	—	90
Verizon Communications Inc.	13	740
Vodafone Group Public Limited Company - ADR	45	727
Walt Disney Co.	5	692
Yahoo! Japan Corp.	77	227
YY, Inc. - Class A - ADS (a)	5	377
		26,035
Consumer Staples 3.4%
Altria Group, Inc.	6	267
Bunge Limited	1	73
Cal-Maine Foods Inc.	—	10
Campbell Soup Co.	2	88
Coca-Cola Co.	7	339
ConAgra Brands Inc.	43	1,141
Constellation Brands, Inc. - Class A	—	33
Costco Wholesale Corporation	1	338
Diageo PLC	21	919
Keurig Dr Pepper Inc.	3	87
Kimberly-Clark Corp.	2	239
Kirin Holdings Co. Ltd.	14	300
Kraft Heinz Foods Co.	2	47
Kroger Co.	4	90
L'Oreal SA	3	957
Mondelez International Inc. - Class A	7	356
Nestle SA	30	3,116
PepsiCo Inc.	5	633
Philip Morris International Inc.	10	816
Pola Orbis Holdings Inc.	7	199
Procter & Gamble Co.	7	741
Sanderson Farms Inc.	—	20
Seven & I Holdings Co., Ltd.	18	603
Tyson Foods Inc. - Class A	32	2,622
Unilever PLC	36	2,246
Walgreens Boots Alliance Inc.	1	66
	Shares/Par[1]	Value ($)
Walmart Inc.	7	818
Welcia Holdings Co.,Ltd.	4	151
Wilmar International Limited	169	463
		17,778
Materials 2.8%
Agnico Eagle Mines Limited	1	38
Air Products and Chemicals, Inc.	4	983
Akzo Nobel N.V.	—	17
Alamos Gold Inc - Class A	2	10
Alumina Ltd.	17	28
Amcor Ltd.	38	434
Anglo American Platinum Ltd.	—	17
Anglo American PLC	1	42
AngloGold Ashanti Ltd.	1	24
Antofagasta PLC	44	518
ArcelorMittal	2	35
Asahi Kasei Corp.	58	615
Avery Dennison Corporation	1	132
B2Gold Corp. (a)	1	4
Ball Corporation	9	629
Barrick Gold Corp.	7	117
BASF SE	9	667
BHP Group Plc	16	450
BHP Group PLC	29	745
BlueScope Steel Ltd.	1	11
Boliden AB	2	61
Centamin PLC	6	9
Centerra Gold Inc. (a)	—	2
CF Industries Holdings Inc.	5	211
China Steel Corp.	29	23
Cia de Minas Buenaventura SA - ADR	1	17
Corteva, Inc. (a)	3	98
Covestro AG (c)	6	323
Croda International Public Limited Company	—	26
Detour Gold Corporation (a)	1	11
Dow Holdings Inc.	3	169
DuPont de Nemours, Inc	8	629
Evolution Mining Limited (b)	4	12
First Quantum Minerals Ltd.	1	9
Fortescue Metals Group Ltd.	4	27
Franco-Nevada Corporation	1	76
Freeport-McMoRan Inc. - Class B	4	41
Fresnillo PLC	1	16
Glencore PLC	16	55
Gold Fields Ltd.	3	15
Grupo Mexico SAB de CV - Class B	5	14
Incitec Pivot Ltd.	4	9
Independence Group NL	113	375
Industrias Penoles SAB de CV	1	11
International Paper Co.	7	286
JFE Holdings Inc.	1	16
Johnson Matthey PLC	13	565
Joint-Stock Company Alrosa (Public Joint-Stock Company)	15	20
Kinross Gold Corporation (a)	4	16
Kirkland Lake Gold Ltd.	2	70
Koninklijke DSM N.V.	—	20
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	662
Linde Public Limited Company	6	1,287
Lundin Mining Corp.	3	14
Mitsui Mining & Smelting Co Ltd	8	190
Mondi plc	—	9
Newcrest Mining Ltd.	2	54
Newmont Goldcorp Corporation	1	23
Newmont Goldcorp Corporation	2	81
Nippon Steel Corporation	2	38
Norsk Hydro ASA	5	17
Northern Star Resources Ltd.	4	36
Nucor Corp.	1	38
Orion Engineered Carbons Finance & Co. S.C.A.	—	5
Osisko Gold Royalties Ltd	1	10
Packaging Corp. of America	5	467
POSCO	—	39
PPG Industries Inc.	1	153

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

303

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Public Joint Stock Company Mining And Metallurgical Company Norilsk Nickel	—	32
Quaker Chemical Corp.	—	10
Regis Resources Ltd.	3	12
Rio Tinto Ltd.	4	317
Rio Tinto PLC	4	222
RPM International Inc.	2	103
Sandstorm Gold Ltd. (a)	2	9
Saracen Mineral Holdings Ltd. (a)	10	27
Sealed Air Corporation	2	91
SEMAFO Inc. (a)	5	19
Sherwin-Williams Co.	1	235
South32 Limited	137	306
Southern Peru Copper Corporation (Sucursal Del Peru)	1	26
Steel Dynamics Inc.	1	24
Stora Enso Oyj - Class R	48	560
Sumitomo Metal Mining Co. Ltd.	1	33
Symrise AG	—	14
Teck Resources Ltd. - Class B	2	57
ThyssenKrupp AG	1	15
Torex Gold Resources Inc. (a)	1	7
Tosoh Corp.	6	89
Umicore (b)	12	393
Vale SA	7	98
Victrex PLC	—	8
Vidrala SA	—	9
Voestalpine AG	—	7
West Fraser Timber Co. Ltd. (b)	—	17
Westlake Chemical Corp.	1	47
Wheaton Precious Metals Corp.	1	24
Yara International ASA	—	16
		14,698
Energy 2.4%
Anadarko Petroleum Corporation	—	14
Baker Hughes, a GE Company, LLC - Class A	—	12
BP P.L.C. - ADR	16	669
BP P.L.C.	8	53
Cabot Oil & Gas Corp.	3	66
Cairn Energy PLC (a)	4	9
Centennial Resource Development, LLC - Class A (a)	1	9
Chevron Corp.	2	256
Concho Resources Inc.	5	559
ConocoPhillips	3	163
Continental Resources Inc. (a)	1	25
Devon Energy Corporation	8	236
Diamondback Energy, Inc.	—	39
Dril-Quip Inc. (a)	—	12
Enbridge Inc.	—	11
EnCana Corp.	1	6
EOG Resources, Inc.	4	359
Equinor ASA	32	631
Exxon Mobil Corporation	12	952
Galp Energia, SGPS, S.A.	2	24
Halliburton Co.	8	172
Hess Corporation	1	80
Jagged Peak Energy Inc. (a)	1	7
Kelt Exploration Ltd. (a)	1	3
Kosmos Energy Ltd.	2	14
Lundin Petroleum AB	—	12
Magnolia Oil & Gas Corp. - Class A (a) (b)	1	7
Marathon Petroleum Corporation	3	187
Meggitt PLC	109	725
Occidental Petroleum Corp.	20	1,012
Phillips 66	—	16
Pioneer Natural Resources Co.	2	287
Plains GP Holdings, L.P. - Class A (a)	1	15
Royal Dutch Shell PLC - Class B - ADR	16	1,072
Schlumberger Ltd.	4	141
Schoeller-Bleckmann Oilfield Equipment Aktiengesellschaft	—	4
Seven Generations Energy Ltd. (a)	1	7
Suncor Energy Inc.	—	12
Targa Resources Corp.	7	280
TC Energy Corporation	25	1,234
	Shares/Par[1]	Value ($)
Tenaris SA	1	12
Total SA	28	1,587
Total SA - ADR	20	1,118
Valero Energy Corporation	—	20
WorleyParsons Ltd. (b)	39	407
WPX Energy, Inc. (a)	1	8
		12,544
Utilities 2.1%
American Electric Power Company, Inc.	—	22
American Water Works Company, Inc.	2	176
Aqua America, Inc.	2	69
Atmos Energy Corporation	1	107
E.ON SE	21	229
Edison International	6	435
Electric Power Development Co., Ltd.	18	398
Engie	54	812
Entergy Corporation	13	1,310
Evergy, Inc.	5	324
Eversource Energy	2	185
National Grid PLC	50	534
NextEra Energy, Inc.	13	2,562
NiSource Inc.	22	640
Sempra Energy	16	2,172
Southern Co.	17	915
Xcel Energy Inc.	—	18
		10,908
Real Estate 1.6%
Acadia Realty Trust	2	44
ADO Properties S.A. (c)	—	18
Alexander & Baldwin, LLC	1	22
Alexandria Real Estate Equities, Inc.	—	58
Allied Properties REIT	—	16
American Campus Communities, Inc.	1	52
American Tower Corporation	1	185
AvalonBay Communities, Inc.	2	324
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	8	10
Boston Properties Inc.	—	35
Camden Property Trust	1	79
Canadian Apartment Properties REIT	1	19
CapitaLand Commercial Trust Management Limited	10	16
CapitaMall Trust	12	24
Charter Hall Retail REIT	4	13
Crown Castle International Corp.	2	318
CubeSmart	2	61
Cyrusone LLC	—	3
Derwent London PLC	1	26
Digital Realty Trust Inc.	—	13
Douglas Emmett, Inc.	2	76
EastGroup Properties Inc.	—	31
EPR Properties	—	1
Equinix, Inc.	—	14
Equity Residential	4	275
Essex Property Trust Inc.	—	110
Federal Realty Investment Trust	—	56
First Industrial Realty Trust, Inc.	—	17
Gecina SA	—	27
Goodman Funding Pty Ltd	3	27
Grainger PLC	2	7
Great Portland Estates P L C	36	311
Hang Lung Properties Ltd.	11	26
HCP, Inc.	—	11
Healthcare Realty Trust Inc.	2	64
Healthcare Trust of America, Inc. - Class A	2	53
Highwoods Properties Inc.	—	17
Hongkong Land Holdings Ltd.	5	32
Hoshino Resorts REIT, Inc. (b)	—	10
Host Hotels & Resorts, Inc.	2	34
Hudson Pacific Properties Inc.	1	34
Hufvudstaden AB - Class A	2	27
Hysan Development Co. Ltd.	5	26
Inmobiliaria Colonial, Socimi, S.A.	2	23
JBG Smith Properties	2	78
Kilroy Realty Corporation	—	35

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

304

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
KiMcO Realty Corporation	1	16
Kojamo Oyj	2	23
Macerich Co.	2	57
Mitsubishi Estate Co. Ltd.	2	28
Mitsui Fudosan Co. Ltd.	26	642
Mitsui Fudosan Logistics Park Investment Corporation	—	24
National Health Investors, Inc.	—	2
National Retail Properties Inc.	—	2
National Storage Pty Ltd	7	9
Nippon Accommodations Fund Inc.	—	34
Omega Healthcare Investors Inc.	—	6
Paramount Group, Inc.	1	17
Pebblebrook Hotel Trust	—	12
Prologis	—	18
ProLogis Inc.	21	1,692
PS Business Parks, Inc.	—	22
PSP Swiss Property AG	—	40
Public Storage	4	932
Rayonier Inc.	1	18
Realty Income Corp.	—	5
Regency Centers Corp.	2	131
Rexford Industrial Realty, Inc.	—	14
Scentre Group Limited	147	397
Shaftesbury PLC	2	18
Simon Property Group Inc.	1	161
SL Green Realty Corp.	2	126
Spirit Realty Capital, Inc.	—	1
Sun Hung Kai Properties Ltd.	3	51
Sunstone Hotel Investors Inc.	3	42
Terreno Realty Corporation	1	62
The Unite Group PLC	2	18
Unibail-Rodamco SE	2	299
Urban Edge Properties	2	32
Ventas, Inc.	5	351
VEREIT, Inc.	—	2
Vornado Realty Trust	2	99
W.P. Carey Inc.	—	10
Welltower Inc.	—	23
Weyerhaeuser Co.	6	149
		8,343
Total Common Stocks (cost $281,548)		294,654
GOVERNMENT AND AGENCY OBLIGATIONS 15.5%
Mortgage-Backed Securities 8.3%
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	557	562
TBA, 3.50%, 07/15/33 (e)	595	614
6.00%, 07/01/41	441	504
5.50%, 05/01/44	1,005	1,120
3.50%, 11/01/42 - 07/01/48	8,523	8,803
3.00%, 12/01/32 - 02/01/47	8,820	8,992
4.00%, 03/01/42 - 04/01/49	5,893	6,199
3.00%, 06/01/47 (e)	100	102
4.50%, 09/01/46 - 05/01/49	2,094	2,228
TBA, 4.00%, 07/15/48 (e)	315	326
TBA, 5.00%, 07/15/48 (e)	875	925
5.00%, 08/01/48	200	212
Government National Mortgage Association
3.00%, 08/20/46 - 01/20/47	1,126	1,152
3.00%, 09/20/46	1,191	1,218
3.50%, 08/20/42 - 03/20/49	3,087	3,206
TBA, 5.00%, 07/15/48 (e)	425	444
5.00%, 05/20/48 - 06/20/49	1,865	1,968
4.00%, 09/20/45 - 03/20/49	1,818	1,892
4.50%, 07/20/45 - 04/20/49	1,950	2,042
5.50%, 05/20/48 - 03/20/49	614	650
		43,159
U.S. Treasury Securities 6.0%
U.S. Treasury Bond
4.50%, 05/15/38 (f)	5,780	7,758
3.00%, 08/15/48 (e)	6,125	6,706
U.S. Treasury Note
2.13%, 05/31/21 (e)	27	27
2.63%, 12/15/21	350	358
	Shares/Par[1]	Value ($)
2.75%, 07/31/23 - 08/31/23	10,950	11,381
2.88%, 08/15/28	4,290	4,608
2.38%, 05/15/29 (b)	11	11
		30,849
Sovereign 0.4%
Bermuda, Government of
3.72%, 01/25/27 (c)	300	303
Gouvernement de la Province de Quebec
3.50%, 07/29/20	500	507
Manitoba, Province of
2.60%, 04/16/24	176	180
Ontario, Government of
2.40%, 02/08/22	500	506
The Province of Alberta, Government of
2.20%, 07/26/22	500	503
		1,999
Municipal 0.4%
American Municipal Power, Inc.
6.45%, 02/15/44	250	352
California, State of
7.55%, 04/01/39	240	380
Chicago Transit Authority
6.90%, 12/01/40	300	405
Metropolitan Transportation Commission
6.91%, 10/01/50	235	380
Municipal Electric Authority of Georgia
6.66%, 04/01/57	348	455
		1,972
Treasury Inflation Indexed Securities 0.2%
U.S. Treasury Inflation Indexed Bond
0.50%, 04/15/24 (g)	74	75
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (g)	5	5
1.13%, 01/15/21 (g)	2	2
0.25%, 01/15/25 (g)	235	236
0.63%, 07/15/21 - 01/15/26 (g)	101	102
0.13%, 04/15/21 - 07/15/26 (g)	333	330
0.38%, 07/15/25 - 07/15/27 (g)	84	84
0.50%, 01/15/28 (g)	47	48
1.75%, 01/15/28 (g)	1	1
2.50%, 01/15/29 (g)	56	67
2.13%, 02/15/40 - 02/15/41 (g)	72	93
1.38%, 02/15/44 (g)	11	12
0.75%, 07/15/28 - 02/15/45 (g)	111	113
1.00%, 02/15/46 (g)	39	40
0.88%, 02/15/47 (g)	10	11
		1,219
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corporation
Series FD-4852, REMIC, 2.74%, (1M USD LIBOR + 0.35%), 12/15/48 (h)	573	571
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.68%, 09/20/48	77	76
STACR Trust
Series 2018-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/48 (c) (h)	374	374
		1,021
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-FL-21, REMIC, 2.83%, 02/20/49	93	93
Series 2019-NF-23, REMIC, 2.83%, 02/20/49	74	74
		167
Total Government And Agency Obligations (cost $77,356)		80,386
CORPORATE BONDS AND NOTES 12.1%
Financials 4.6%
Acrisure, LLC
8.13%, 02/15/24 (c)	155	160
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	392
AIA Group Limited
3.13%, 03/13/23	400	408

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Alpha 2 B.V.
9.50%, 06/01/23 (c) (i)	200	197
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	65	65
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	217
Bank of America Corporation
2.25%, 04/21/20	650	649
3.82%, 01/20/28 (h)	225	238
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	286
BPCE
4.00%, 09/12/23 (c)	510	534
Capital One, National Association
2.35%, 01/31/20	375	375
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	510
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	117
Citigroup Inc.
3.40%, 07/23/21	825	842
3.89%, 01/10/28 (h)	175	185
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	701
CNG Holdings, Inc.
12.50%, 06/15/24 (c)	85	82
Commscope Finance LLC
8.25%, 03/01/27 (b) (c)	145	148
Credit Agricole SA
3.75%, 04/24/23 (c)	675	699
Credit Suisse Group AG
3.00%, 12/14/23 (c) (h)	275	277
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	373
General Electric Capital Corporation
3.10%, 01/09/23	250	252
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	403
GTCR AP Finance Inc
8.00%, 05/15/27 (c)	95	96
HLF Financing SaRL, LLC
7.25%, 08/15/26 (c)	165	166
HSBC Holdings PLC
3.26%, 03/13/23 (h)	525	534
HUB International Limited
7.00%, 05/01/26 (c)	165	167
Intercontinental Exchange, Inc.
2.75%, 12/01/20	100	101
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	471
JPMorgan Chase & Co.
3.38%, 05/01/23	475	488
3.63%, 12/01/27	300	309
3.88%, 07/24/38 (h)	425	445
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	106
Lincoln National Corporation
3.80%, 03/01/28	325	341
LYB International Finance II B.V.
3.50%, 03/02/27	325	331
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	129
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	824
Morgan Stanley
2.80%, 06/16/20	350	352
3.13%, 07/27/26	275	280
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	481
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	349
NiSource Finance Corp.
3.95%, 03/30/48	150	151
	Shares/Par[1]	Value ($)
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	224
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (d) (j)	160	164
Peabody Energy Corporation
6.38%, 03/31/25 (c)	235	239
PNC Bank, National Association
3.50%, 06/08/23	275	287
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	626
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	458
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	353
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	370
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	433
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	1,050	1,097
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (h) (k)	375	390
The Toronto-Dominion Bank
3.50%, 07/19/23	525	550
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	684
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	401
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	315
Voya Financial, Inc.
3.13%, 07/15/24	250	254
Wells Fargo & Company
3.07%, 01/24/23	1,050	1,065
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	351
Westpac Banking Corporation
2.15%, 03/06/20	450	450
Willis North America Inc.
3.60%, 05/15/24	150	155
4.50%, 09/15/28	195	209
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	483
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (c)	300	301
		24,090
Communication Services 1.4%
AMC Networks, Inc.
4.75%, 08/01/25	155	158
AT&T Inc.
3.00%, 06/30/22	250	254
Baidu, Inc.
3.88%, 09/29/23	275	286
CB Escrow Corp.
8.00%, 10/15/25 (c)	225	193
CBS Radio Inc.
7.25%, 11/01/24 (b) (c)	160	168
CCO Holdings, LLC
5.75%, 02/15/26 (c)	221	232
5.38%, 06/01/29 (c)	160	165
CenturyLink, Inc.
7.50%, 04/01/24 (b)	145	160
Charter Communications Operating, LLC
4.50%, 02/01/24	550	585
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	290	315
CSC Holdings, LLC
7.75%, 07/15/25 (c)	125	135
DKT Finance ApS
9.38%, 06/17/23 (c)	200	216
Gannett Co., Inc.
5.50%, 09/15/24 (b) (c)	150	154

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

306

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
GCI, LLC
6.63%, 06/15/24 (c)	135	141
6.88%, 04/15/25	150	156
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	135	146
NBCUniversal Media, LLC
2.88%, 01/15/23	400	409
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	155	159
Omnicom Group Inc.
3.65%, 11/01/24	100	105
Radiate HoldCo, LLC
6.63%, 02/15/25 (c)	325	316
Sable International Finance Limited
5.75%, 09/07/27 (c)	200	202
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	489
Sprint Capital Corporation
8.75%, 03/15/32	150	174
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	378
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Verizon Communications Inc.
5.15%, 09/15/23	625	698
4.27%, 01/15/36	175	189
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	226
Weibo Corporation
3.50%, 07/05/24	355	356
		7,200
Health Care 1.1%
AbbVie Inc.
3.20%, 05/14/26	300	303
Anthem, Inc.
2.50%, 11/21/20	400	401
Bausch Health Companies Inc.
9.25%, 04/01/26 (c)	415	465
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	203
Becton, Dickinson and Company
3.70%, 06/06/27	180	188
Celgene Corporation
3.55%, 08/15/22	525	544
Centene Escrow I Corporation
5.38%, 06/01/26 (b) (c)	145	153
CVS Health Corporation
3.50%, 07/20/22	475	488
5.05%, 03/25/48	475	506
Elanco Animal Health
3.91%, 08/27/21 (l)	50	51
Express Scripts Holding Company
3.00%, 07/15/23	500	506
HCA Inc.
5.38%, 02/01/25	135	146
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (c)	230	215
Northwell Health, Inc.
3.98%, 11/01/46	175	179
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (c)	160	154
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	150	147
Providence St. Joseph Health
3.93%, 10/01/48	550	583
Stanford Health Care
3.80%, 11/15/48	150	160
Tenet Healthcare Corporation
7.00%, 08/01/25 (b)	150	150
		5,542
Consumer Discretionary 1.0%
Alibaba Group Holding Limited
4.00%, 12/06/37	375	384
	Shares/Par[1]	Value ($)
Amazon.com, Inc.
5.20%, 12/03/25	350	408
3.88%, 08/22/37	225	248
AmeriGas Partners, L.P.
5.50%, 05/20/25	150	158
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	378
Booking Holdings Inc.
3.60%, 06/01/26	350	369
Churchill Downs Incorporated
5.50%, 04/01/27 (c)	150	157
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	335	335
Expedia Group, Inc.
5.00%, 02/15/26	150	163
IHOL Verwaltungs GmbH
6.75%, 05/15/27 (c) (i)	200	201
IRB Holding Corp.
6.75%, 02/15/26 (c)	175	175
Mattel, Inc.
6.75%, 12/31/25 (c)	150	154
MGM China Holdings Limited
5.38%, 05/15/24 (c)	200	205
MGM Resorts International
5.75%, 06/15/25	155	168
New Golden Nugget Inc.
8.75%, 10/01/25 (c)	145	152
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	154
Party City Holdings Inc.
6.63%, 08/01/26 (b) (c)	145	141
QVC, Inc.
4.38%, 03/15/23	330	334
4.45%, 02/15/25	275	278
Stars Group Holdings B.V.
7.00%, 07/15/26 (c)	150	159
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (c)	105	110
Weight Watchers International, Inc.
8.63%, 12/01/25 (c)	150	137
Williams Scotsman International, Inc.
6.88%, 08/15/23 (c)	200	208
		5,176
Utilities 0.7%
Alabama Power Company
3.75%, 03/01/45	150	154
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	257
CMS Energy Corporation
3.00%, 05/15/26	100	100
Duke Energy Progress, LLC
3.70%, 10/15/46	100	102
Eversource Energy
3.30%, 01/15/28	100	102
Exelon Generation Company, LLC
2.95%, 01/15/20	225	226
FirstEnergy Corp.
7.38%, 11/15/31	225	307
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	268
Georgia Power Company
2.00%, 09/08/20	375	373
Pacific Gas And Electric Company
0.00%, 12/01/46 - 12/01/47 (a) (d) (m)	196	178
San Diego Gas & Electric Company
4.10%, 06/15/49	425	438
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	416
Talen Energy Supply, LLC
7.25%, 05/15/27 (c)	154	158
6.63%, 01/15/28 (c)	40	40
Virginia Electric and Power Company
4.00%, 01/15/43	275	289

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

307

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	141
5.50%, 09/01/26 (c)	147	155
		3,704
Energy 0.7%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	235
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	102
Bruin E&P Partners, LLC
8.88%, 08/01/23 (c)	120	102
Cheniere Energy Partners, L.P.
5.63%, 10/01/26 (c)	155	164
Chesapeake Energy Corporation
8.00%, 06/15/27 (b)	145	127
Concho Resources Inc.
3.75%, 10/01/27	100	103
Enbridge Inc.
4.25%, 12/01/26	275	299
Eni S.p.A.
4.00%, 09/12/23 (c)	200	208
Enlink Midstream, LLC
4.85%, 07/15/26	150	152
Ensign Drilling Inc.
9.25%, 04/15/24 (c)	165	162
Hess Corporation
4.30%, 04/01/27	150	156
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	153	152
Northern Oil and Gas Incorporated
1.00%, 05/15/23 (c) (i)	200	207
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	125	127
PBF Holding Company LLC
7.00%, 11/15/23	90	93
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	458
Sunoco LP
5.50%, 02/15/26	153	159
Targa Resource Corporation
6.50%, 07/15/27 (c)	150	163
Transocean Inc
9.00%, 07/15/23 (c)	145	154
Western Midstream Operating, LP
5.45%, 04/01/44	100	95
Williams Partners L.P.
5.10%, 09/15/45	175	190
		3,608
Industrials 0.6%
Air Lease Corporation
3.50%, 01/15/22	155	159
American Airlines Group Inc.
5.00%, 06/01/22 (c)	164	169
CPG Merger Sub LLC
8.00%, 10/01/21 (c)	80	81
CSX Corporation
3.70%, 11/01/23	350	368
GFL Environmental Inc.
7.00%, 06/01/26 (c)	155	158
Herc Holdings Inc.
5.50%, 07/15/27 (c)	170	171
John Deere Capital Corporation
2.35%, 01/08/21	275	276
Lockheed Martin Corporation
3.55%, 01/15/26	250	266
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	145	156
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (c)	200	205
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	135	137
Republic Services, Inc.
3.38%, 11/15/27	100	104
	Shares/Par[1]	Value ($)
Rockwell Collins, Inc.
3.20%, 03/15/24	350	360
Roper Technologies, Inc.
3.80%, 12/15/26	375	390
Stericycle, Inc.
5.38%, 07/15/24 (b) (c)	75	78
United Rentals (North America), Inc.
4.63%, 10/15/25	155	157
		3,235
Real Estate 0.6%
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/30	565	637
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	282
Duke Realty Limited Partnership
4.00%, 09/15/28	410	438
ESH Hospitality, Inc.
5.25%, 05/01/25 (c)	115	118
Essex Portfolio, L.P.
3.38%, 04/15/26	525	536
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	128
Iron Mountain Incorporated
5.75%, 08/15/24	150	151
KiMcO Realty Corporation
3.30%, 02/01/25	150	153
Regency Centers, L.P.
3.60%, 02/01/27	100	103
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	171
W.P. Carey Inc.
3.85%, 07/15/29	280	283
		3,000
Information Technology 0.5%
Apple Inc.
1.90%, 02/07/20	425	424
3.20%, 05/11/27	450	469
Avnet, Inc.
4.63%, 04/15/26	100	105
Broadcom Corporation
3.00%, 01/15/22	625	627
Fiserv, Inc.
3.20%, 07/01/26	110	112
Hewlett Packard Enterprise Company
2.10%, 10/04/19 (c)	125	125
Microchip Technology Incorporated
3.92%, 06/01/21	150	153
Microsoft Corporation
1.85%, 02/06/20	375	374
4.20%, 11/03/35	100	115
NCR Corporation
6.38%, 12/15/23	145	150
		2,654
Materials 0.5%
ARD Finance S.A.
8.50%, 09/15/23 (i)	325	332
Berry Global Escrow Corporation
4.88%, 07/15/26 (c)	120	123
5.63%, 07/15/27 (b) (c)	140	146
Cleveland-Cliffs Inc.
5.75%, 03/01/25	165	164
CVR Partners, LP
9.25%, 06/15/23 (c)	140	146
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	130	118
Hexion Inc.
7.88%, 07/15/27 (c)	155	156
Kraton Polymers LLC
7.00%, 04/15/25 (c)	155	157
Legacy Vulcan Corp.
4.50%, 06/15/47	100	97
Newmont Goldcorp Corporation
3.63%, 06/09/21 (c)	175	178

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

308

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Nucor Corporation
3.95%, 05/01/28	250	270
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	188
SunCoke Energy, Inc.
7.50%, 06/15/25 (c)	150	146
The Dow Chemical Company
3.15%, 05/15/24 (c)	100	102
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	145	151
		2,474
Consumer Staples 0.4%
Altria Group, Inc.
5.80%, 02/14/39	200	224
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	327
BAT Capital Corp.
2.76%, 08/15/22	225	225
Danone
2.95%, 11/02/26 (c)	250	250
JBS Investments II GmbH
7.00%, 01/15/26 (c)	200	216
Kraft Heinz Foods Company
4.00%, 06/15/23	275	287
Safeway Inc.
7.50%, 03/15/26 (c)	140	150
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	232
		1,911
Total Corporate Bonds And Notes (cost $60,343)		62,594
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.5%
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	340	340
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26 (c)	264	265
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22 (c)	415	422
Series 2018-A-2A, 4.00%, 03/20/24 (c)	395	418
Series 2019-B-2A, 3.55%, 09/20/24 (c)	165	170
BlueMountain CLO Ltd
Series 2012-AR2-2A, 3.57%, (3M USD LIBOR + 1.05%), 11/20/28 (c) (h)	375	375
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (c)	96	97
Bx Trust
Series 2018-A-GW, 3.19%, (1M USD LIBOR + 0.80%), 05/15/20 (c) (h)	415	414
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24 (c)	155	163
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (c)	164	167
Series 2019-A3-2, 3.54%, 05/25/49 (c)	188	191
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.79%, 01/12/24 (h)	405	420
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	424
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/31 (c) (h)	147	148
Deephave Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22 (c)	476	487
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (c)	168	169
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22 (c)	362	381
Series 2019-A2-1A, 4.64%, 04/22/26 (c)	224	234
Enterprise Fleet Financing, LLC
Series 2017-A3-3, 2.36%, 08/20/21 (c)	420	418
Ford Credit Floorplan Master Owner Trust A
Series 2017-B-1, 2.25%, 05/15/20	415	415
Freddie Mac Stacr Trust
Series 2018-M1-HQA2, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 10/26/48 (h)	320	320
GMF Floorplan Owner Revolving Trust
Series 2018-A1-4, 3.50%, 09/15/21 (c)	345	353
	Shares/Par[1]	Value ($)
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (c)	226	232
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (c) (h)	323	326
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	437
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (c)	324	336
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24 (c)	340	344
MSCG Trust
Series 2018-A-SELF, 3.29%, (1M USD LIBOR + 0.90%), 10/15/20 (c) (h)	410	410
Navient Private Education Refi Loan Trust
Series 2019-A2-CA, 3.13%, 07/15/28 (c)	220	225
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 3.98%, (1M USD LIBOR + 1.59%), 04/15/21 (c) (h)	100	100
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.76%, (3M USD LIBOR + 1.17%), 10/17/29 (c) (h)	375	375
RETL
Series 2019-A-RVP, REMIC, 3.54%, (1M USD LIBOR + 1.15%), 03/15/21 (c) (h)	111	112
Santander Drive Auto Receivables Trust
Series 2018-A3-4, 3.01%, 05/15/20	100	100
Series 2018-A3-5, 3.19%, 06/15/20	360	362
Series 2018-B-4, 3.27%, 01/15/21	200	202
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (c)	160	162
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24 (c)	364	373
SLIDE
Series 2018-B-FUN, 3.64%, (1M USD LIBOR + 1.25%), 06/15/21 (c) (h)	402	402
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (c)	137	138
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48 (c)	253	260
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25 (c)	328	333
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (c) (h)	342	343
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	308
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (c) (h)	154	157
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	447
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,031)		13,275
SENIOR LOAN INTERESTS 0.2%
Industrials 0.1%
Navistar International Corporation
2017 1st Lien Term Loan B, 5.91%, (3M LIBOR + 3.50%), 11/01/24 (h)	155	154
Panther BF Aggregator 2 LP
USD Term Loan B, 5.90%, (3M LIBOR + 3.50%), 03/13/26 (h)	155	154
		308
Health Care 0.1%
Envision Healthcare Corporation
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.75%), 09/27/25 (h)	209	184
Consumer Discretionary 0.0%
Scientific Games International, Inc.
2018 Term Loan B5, 0.00%, (3M LIBOR + 2.75%), 08/14/24 (h) (n)	25	25
2018 Term Loan B5, 5.15%, (3M LIBOR + 2.75%), 08/14/24 (h)	27	27
2018 Term Loan B5, 5.23%, (3M LIBOR + 2.75%), 08/14/24 (h)	112	110
		162

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

309

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Materials 0.0%
BWAY Holding Company
2017 Term Loan B, 5.85%, (3M LIBOR + 3.25%), 04/03/24 (h)	164	158
Communication Services 0.0%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/20/26 (h) (n)	150	150
Total Senior Loan Interests (cost $990)		962
PREFERRED STOCKS 0.2%
Utilities 0.1%
NextEra Energy, Inc., 6.12%, 09/01/19 (k)	5	339
Sempra Energy, 6.75%, 07/15/21 (k)	1	78
Sempra Energy, 6.00%, 01/15/21 (k)	1	156
		573
Health Care 0.1%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (k)	3	158
Industrials 0.0%
Fortive Corporation - Series A, 5.00%, 07/01/21 (k)	—	109
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (o)	9	84
Materials 0.0%
Gerdau SA	2	9
International Flavors & Fragrances Inc., 6.00%, 09/15/21 (k)	—	6
		15
Total Preferred Stocks (cost $892)		939
INVESTMENT COMPANIES 0.0%
Altaba Inc (a)	3	233
Real Estate Select Sector SPDR Fund	2	68
Total Investment Companies (cost $299)		301
SHORT TERM INVESTMENTS 13.1%
Investment Companies 12.6%
JNL Government Money Market Fund - Institutional Class, 2.26% (p) (q)	3,621	3,621
T. Rowe Price Government Reserve Fund, 2.48% (p) (q)	61,808	61,808
		65,429
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (p) (q)	2,244	2,244
Total Short Term Investments (cost $67,673)		67,673
Total Investments 100.5% (cost $502,132)		520,784
Other Derivative Instruments 0.1%		522
Other Assets and Liabilities, Net (0.6)%		(3,354)
Total Net Assets 100.0%		517,952

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $33,795 and 6.5%, respectively.

(d)  The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(e)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $8,549.

(f)   All or a portion of the security is pledged or segregated as collateral.

(g)  Treasury inflation indexed note, par amount is adjusted for inflation.

Shares/Par[1]	Value ($)

(h)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(i)   Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(k)  Convertible security.

(l)  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(n)   This senior loan will settle after June 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(o)  Perpetual security. Next contractual call date presented, if applicable.

(p)  Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 93.8%
Information Technology 20.3%
Atlassian Corporation PLC - Class A (a)	351	45,925
Black Knight, Inc. (a)	557	33,504
Ceridian HCM Holding Inc. (a)	506	25,418
Cognex Corp.	112	5,374
CoreLogic, Inc. (a)	1,139	47,644
Corning Inc.	1,858	61,741
CrowdStrike Holdings, Inc. - Class A (a)	65	4,434
DocuSign, Inc. (a)	598	29,727
Entegris, Inc.	506	18,884
Fidelity National Information Services, Inc.	186	22,818
Fiserv Inc. (a)	740	67,458
FleetCor Technologies Inc. (a)	240	67,404
Gartner Inc. (a)	185	29,774
Global Payments Inc.	230	36,830
IHS Markit Ltd. (a)	695	44,285
Keysight Technologies, Inc. (a)	1,017	91,337
Marvell Technology Group Ltd	2,562	61,155
Maxim Integrated Products, Inc.	697	41,695
Microchip Technology Inc. (b)	1,103	95,630
National Instruments Corp.	420	17,636
Skyworks Solutions, Inc.	458	35,390
Slack Technologies, Inc. - Class A (a) (c)	25	937
Splunk Inc. (a)	276	34,707
SS&C Technologies Holdings, Inc.	419	24,139
Symantec Corp.	1,770	38,515
Tableau Software, Inc. - Class A (a)	230	38,156
Total System Services Inc.	372	47,716
Workday, Inc. - Class A (a)	424	87,166
Worldpay Inc. - Class A (a)	465	56,986
Xilinx Inc.	418	49,291
Zoom Video Communications, Inc. - Class A (a) (b)	16	1,402
		1,263,078
Health Care 18.8%
Acadia Healthcare Company, Inc. (a)	874	30,546
Agilent Technologies, Inc.	1,305	97,444
Alcon AG (a)	437	27,116
Alkermes Public Limited Company (a)	1,166	26,274
Alnylam Pharmaceuticals, Inc. (a)	214	15,528

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

310

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Amneal Pharmaceuticals, Inc. - Class A (a)	1,362	9,766
argenx SE - ADR (a)	93	13,167
Ascendis Pharma A/S - ADR (a)	49	5,642
Avantor, Inc. (a)	2,141	40,872
Bruker Corp.	1,750	87,412
Catalent Inc. (a)	1,483	80,393
Cooper Cos. Inc.	405	136,440
Elanco Animal Health (a)	1,488	50,294
Exact Sciences Corporation (a)	260	30,690
Hologic Inc. (a)	2,367	113,663
ICU Medical, Inc. (a)	135	34,008
IDEXX Laboratories, Inc. (a)	71	19,548
Incyte Corporation (a)	334	28,377
Mednax, Inc. (a)	368	9,285
Perrigo Company Public Limited Company	783	37,286
PRA Health Sciences, Inc. (a)	338	33,480
Sage Therapeutics Inc. (a)	95	17,394
Sarepta Therapeutics Inc. (a)	51	7,749
Seattle Genetics Inc. (a)	373	25,815
Teleflex Inc.	455	150,673
Veeva Systems Inc. - Class A (a)	55	8,916
West Pharmaceutical Services Inc.	280	35,042
		1,172,820
Industrials 17.5%
Alaska Air Group, Inc.	270	17,256
Allegion Public Limited Company	147	16,251
BWXT Government Group, Inc.	597	31,104
Colfax Corp. (a)	1,427	39,999
CoStar Group, Inc. (a)	92	50,974
Equifax Inc.	151	20,421
Fortive Corporation	792	64,564
Gardner Denver Investments, Inc. (a)	1,842	63,733
Harris Corp.	552	104,400
IDEX Corporation	461	79,357
JB Hunt Transport Services Inc.	506	46,253
Kansas City Southern	46	5,565
KAR Auction Services, Inc. (a) (d)	57	1,351
KAR Auction Services, Inc.	427	10,676
L3 Technologies Inc.	104	25,498
Roper Industries Inc.	231	84,606
Sensata Technologies Holding PLC (a)	1,579	77,371
Textron Inc.	1,911	101,359
TransUnion	792	58,220
United Airlines Holdings Inc. (a)	363	31,781
Verisk Analytics, Inc.	460	67,372
Waste Connections, Inc. (c)	351	33,549
Xylem Inc.	697	58,297
		1,089,957
Consumer Discretionary 14.2%
Aptiv PLC (c)	709	57,308
Aramark	497	17,922
Burlington Stores Inc. (a)	371	63,126
Carmax Inc. (a)	280	24,312
Chewy, Inc. - Class A (a)	211	7,373
Darden Restaurants Inc.	160	19,477
Dollar General Corp.	592	80,015
Dollar Tree Inc. (a)	509	54,661
Dunkin' Brands Group Inc.	459	36,564
Frontdoor, Inc. (a)	18	784
Hilton Worldwide Holdings Inc.	477	46,622
IAA Spinco Inc. (a)	254	9,856
Levi Strauss & Co. - Class A (a)	423	8,832
Marriott International Inc. - Class A	279	39,141
MGM Resorts International	2,471	70,596
Norwegian Cruise Line Holdings Ltd. (a)	1,572	84,306
O'Reilly Automotive, Inc. (a)	93	34,347
ServiceMaster Holding Corporation (a)	738	38,442
Tapestry Inc.	1,859	58,986
The Michaels Companies, Inc. (a)	558	4,855
Tiffany & Co.	130	12,173
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82	28,445
Vail Resorts, Inc.	233	52,001
VF Corp.	230	20,090
	Shares/Par[1]	Value ($)
Visteon Corporation (a)	258	15,114
		885,348
Financials 7.9%
Assurant, Inc.	368	39,148
AXIS Capital Holdings Limited	373	22,249
Cboe Global Markets, Inc.	459	47,566
Fidelity National Financial, Inc.	1,662	66,979
Fifth Third Bancorp	909	25,361
K.K.R. Co., Inc.	1,302	32,902
MarketAxess Holdings Inc.	75	24,106
Progressive Corp.	230	18,384
Shopify Inc. - Class A (a)	37	11,106
SLM Corporation	1,242	12,072
TD Ameritrade Holding Corporation	1,531	76,428
Tradeweb Markets Inc. - Class A	345	15,108
Webster Financial Corp.	285	13,614
Willis Towers Watson Public Limited Company	461	88,300
		493,323
Materials 6.5%
Air Products and Chemicals, Inc.	232	52,518
Avery Dennison Corporation	322	37,249
Ball Corporation	1,729	121,013
Franco-Nevada Corp.	382	32,424
Kirkland Lake Gold Ltd.	429	18,413
Martin Marietta Materials Inc.	141	32,445
RPM International Inc.	791	48,338
Sealed Air Corporation	938	40,128
Valvoline, Inc.	1,071	20,917
		403,445
Energy 2.8%
Cabot Oil & Gas Corp.	1,104	25,348
Centennial Resource Development, LLC - Class A (a)	774	5,875
Concho Resources Inc.	736	75,940
Continental Resources Inc. (a)	552	23,234
Pioneer Natural Resources Co.	282	43,389
		173,786
Consumer Staples 2.5%
Casey's General Stores Inc.	348	54,285
ConAgra Brands Inc.	1,114	29,543
Kroger Co.	736	15,979
Sprouts Farmers Market, Inc. (a)	1,089	20,571
Treehouse Foods, Inc. (a)	648	35,057
		155,435
Utilities 1.8%
Atmos Energy Corporation	208	21,956
Eversource Energy	356	26,974
Sempra Energy	466	64,047
		112,977
Communication Services 1.5%
IAC/InterActiveCorp (a)	427	92,885
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d) (e)	33	1,768
Total Common Stocks (cost $4,253,469)		5,844,822
PREFERRED STOCKS 0.2%
Real Estate 0.2%
WeWork Companies Inc. - Series D-2 (a) (c) (d) (e)	122	6,603
WeWork Companies Inc. - Series D-1 (a) (c) (d) (e)	155	8,403
Total Preferred Stocks (cost $4,627)		15,006
SHORT TERM INVESTMENTS 6.1%
Investment Companies 6.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	3,450	3,450
T. Rowe Price Government Reserve Fund, 2.48% (f) (g)	371,662	371,662
		375,112

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

311

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (f) (g)	1,456	1,456
Total Short Term Investments (cost $376,568)		376,568
Total Investments 100.1% (cost $4,634,664)		6,236,396
Other Assets and Liabilities, Net (0.1)%		(5,856)
Total Net Assets 100.0%		6,230,540

(a)  Non-income producing security.

(b)  All or a portion of the security was on loan.

(c)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(d)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(e)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(f)  Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 50.3%
Financials 22.1%
ABN AMRO Bank N.V.
3.09%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,812
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,414
AerCap Ireland Limited
4.63%, 10/30/20	2,360	2,422
3.95%, 02/01/22	3,350	3,444
AIA Group Limited
2.91%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,019
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,829
American Express Company
3.00%, 02/22/21	2,800	2,830
American Express Credit Corporation
2.20%, 03/03/20	2,425	2,423
2.38%, 05/26/20	550	551
American International Group, Inc.
6.40%, 12/15/20	885	935
4.88%, 06/01/22	1,780	1,906
ANZ New Zealand (Int'l) Limited
2.20%, 07/17/20 (b)	2,130	2,127
Aon Corporation
5.00%, 09/30/20	315	325
Aon PLC
2.80%, 03/15/21	4,310	4,339
Banco de Credito del Peru
2.25%, 10/25/19 (b)	785	784
Banco Santander, S.A.
3.72%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,190
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,430
Bank of America Corporation
2.63%, 04/19/21	2,395	2,410
2.97%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	2,071
3.00%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,184
2.50%, 10/21/22	1,760	1,763
3.75%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	4,070
Bank of Montreal
3.06%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,515
Banque Federative du Credit Mutuel
2.20%, 07/20/20 (b)	2,430	2,426
Barclays Bank PLC
2.65%, 01/11/21	2,290	2,294
Barclays PLC
2.75%, 11/08/19	3,480	3,482
	Shares/Par[1]	Value ($)
4.21%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,330	2,335
Bayer US Finance II LLC
2.98%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,901
BB&T Corporation
2.15%, 02/01/21	3,035	3,028
BMW US Capital, LLC
3.01%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,657
3.04%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,964
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	350
BPCE
2.50%, 07/15/19	1,515	1,515
3.74%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,614
Bunge Limited Finance Corp.
3.50%, 11/24/20	6,370	6,444
3.00%, 09/25/22	1,025	1,029
Capital One Financial Corporation
2.50%, 05/12/20	850	851
2.40%, 10/30/20	1,455	1,456
3.90%, 01/29/24	1,295	1,361
Capital One, National Association
8.80%, 07/15/19	600	601
2.35%, 01/31/20	4,270	4,274
Caterpillar Financial Services Corporation
2.75%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,425
2.95%, 02/25/22	2,665	2,718
Citigroup Inc.
3.37%, (3M USD LIBOR + 0.79%), 01/10/20 (a)	4,145	4,158
2.70%, 03/30/21	1,375	1,382
2.90%, 12/08/21	4,145	4,184
2.84%, 05/20/22	3,270	3,296
Citizens Bank, National Association
2.45%, 12/04/19	960	961
2.25%, 03/02/20 - 10/30/20	2,222	2,219
2.55%, 05/13/21	1,625	1,629
3.25%, 02/14/22	1,560	1,588
CNH Industrial Capital LLC
3.38%, 07/15/19	1,275	1,275
4.38%, 11/06/20	4,025	4,093
3.88%, 10/15/21	3,355	3,426
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,385
Credit Agricole SA
3.60%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,600
Credit Suisse (USA), Inc.
5.40%, 01/14/20	750	761
Credit Suisse Group Funding (Guernsey) Ltd
2.75%, 03/26/20	1,380	1,382
Daimler Finance North America LLC
1.75%, 10/30/19 (b)	5,620	5,615
3.10%, 05/04/20 (b)	1,515	1,524
2.30%, 02/12/21 (b)	495	493
3.75%, 11/05/21 (b)	2,390	2,452
Danske Bank A/S
2.20%, 03/02/20 (b)	4,185	4,172
Deutsche Bank Aktiengesellschaft
3.86%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,185
Discover Bank
7.00%, 04/15/20	5,290	5,470
3.10%, 06/04/20	1,680	1,688
3.20%, 08/09/21	570	578
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20	3,365	3,365
EDP Finance B.V.
4.90%, 10/01/19 (b)	1,940	1,950
4.13%, 01/15/20 (b)	1,035	1,044
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,085	3,096
4.25%, 09/14/23 (b)	1,525	1,601

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

312

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
ERAC USA Finance LLC
2.35%, 10/15/19 (b)	535	535
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,429
Ford Motor Credit Company LLC
2.68%, 01/09/20	4,485	4,483
2.46%, 03/27/20	1,210	1,209
3.16%, 08/04/20	1,995	2,000
3.27%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,921
2.34%, 11/02/20	1,555	1,544
3.47%, 04/05/21	1,000	1,007
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,145
General Motors Financial Company, Inc.
3.20%, 07/13/20	3,720	3,738
3.44%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,774
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 (b)	1,225	1,223
3.02%, (3M USD LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,887
3.46%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,488
4.05%, 02/04/22 (b)	2,380	2,453
HSBC Holdings PLC
3.12%, (3M USD LIBOR + 0.60%), 05/18/21 (a)	2,760	2,762
3.09%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (c)	1,590	1,590
HSBC USA Inc.
2.35%, 03/05/20	2,390	2,395
4.88%, 08/24/20	3,644	3,741
Hyundai Capital America
2.00%, 07/01/19 (b)	2,290	2,290
3.00%, 06/20/22 (b)	2,480	2,488
Imperial Brands Finance PLC
2.95%, 07/21/20 (b)	3,920	3,934
ING Groep N.V.
3.75%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,944
JPMorgan Chase & Co.
4.95%, 03/25/20	795	812
4.40%, 07/22/20	599	612
4.25%, 10/15/20	935	958
3.00%, (3M USD LIBOR + 0.55%), 03/09/21 (a)	3,890	3,895
JPMorgan Chase Bank, National Association
2.60%, 02/01/21	1,085	1,087
KeyBank National Association
3.30%, 02/01/22	1,610	1,651
Legg Mason, Inc.
2.70%, 07/15/19	635	635
Lincoln National Corporation
4.00%, 09/01/23	655	691
Marsh & Mclennan Companies, Inc.
3.50%, 12/29/20	2,025	2,058
3.88%, 03/15/24	1,905	2,018
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,117
Mitsubishi UFJ Financial Group Inc
3.24%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	964
3.44%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,257
3.22%, 03/07/22	2,890	2,952
3.45%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,560
Morgan Stanley
5.50%, 01/26/20 - 07/24/20	1,820	1,873
3.10%, (3M USD LIBOR + 0.55%), 02/10/21 (a)	3,065	3,069
2.75%, 05/19/22	1,415	1,429
New York Life Global Funding
2.89%, (3M USD LIBOR + 0.32%), 08/06/21 (a) (b)	2,925	2,932
Nissan Motor Acceptance Corporation
1.55%, 09/13/19 (b)	2,095	2,093
2.15%, 09/28/20 (b)	1,165	1,158
3.65%, 09/21/21 (b)	1,340	1,367
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,716
	Shares/Par[1]	Value ($)
PACCAR Financial Corp.
3.10%, 05/10/21	2,990	3,035
PNC Bank, National Association
2.45%, 11/05/20	2,280	2,285
Principal Life Global Funding II
2.20%, 04/08/20 (b)	3,305	3,307
Regions Bank
2.97%, (3M USD LIBOR + 0.38%), 04/01/21 (a)	3,320	3,302
3.04%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	985
Reinsurance Group of America, Incorporated
6.45%, 11/15/19	2,800	2,843
5.00%, 06/01/21	295	308
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,912
Santander UK PLC
2.13%, 11/03/20	1,035	1,029
Shire Acquisitions Investments Ireland Designated Activity Company
1.90%, 09/23/19	11,095	11,077
2.88%, 09/23/23	290	293
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	467
3.55%, 04/15/24 (b)	860	884
Solvay Finance (America), LLC
3.40%, 12/03/20 (b)	4,305	4,347
Standard Chartered PLC
2.10%, 08/19/19 (b)	1,120	1,119
2.40%, 09/08/19 (b)	590	590
3.74%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,204
Sumitomo Mitsui Trust Bank Ltd
1.95%, 09/19/19 (b)	1,565	1,563
SunTrust Banks, Inc.
2.59%, 01/29/21	3,700	3,703
2.80%, 05/17/22	2,555	2,586
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,080
3.35%, 05/24/21	2,610	2,659
Synchrony Financial
2.70%, 02/03/20	8,115	8,115
Syngenta Finance N.V.
3.70%, 04/24/20 (b)	2,235	2,249
3.93%, 04/23/21 (b)	1,375	1,399
The Charles Schwab Corporation
2.84%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,352
The Goldman Sachs Group, Inc.
2.30%, 12/13/19	2,225	2,226
5.38%, 03/15/20	995	1,015
6.00%, 06/15/20	305	315
2.75%, 09/15/20	1,090	1,094
5.75%, 01/24/22	1,990	2,150
3.70%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	3,056
3.36%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	735
The Royal Bank of Scotland Group Public Limited Company
6.40%, 10/21/19	715	723
The Toronto-Dominion Bank
2.82%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,942
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,547
U.S. Bank National Association
2.91%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,694
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,081
UBS Group Funding (Switzerland) AG
3.74%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,323
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,458
WEA Finance LLC
2.70%, 09/17/19 (b)	3,825	3,828
3.25%, 10/05/20 (b)	805	812
Wells Fargo & Company
2.55%, 12/07/20	230	230

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

313

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,618
		380,514
Health Care 5.5%
Abbott Laboratories
2.90%, 11/30/21	2,995	3,042
AbbVie Inc.
2.30%, 05/14/21	2,675	2,665
2.90%, 11/06/22	2,020	2,042
3.20%, 11/06/22	440	449
Actavis LLC
3.25%, 10/01/22	425	431
AmerisourceBergen Corporation
3.50%, 11/15/21 (d)	1,615	1,649
Anthem, Inc.
2.50%, 11/21/20	1,415	1,417
Baxalta Incorporated
3.60%, 06/23/22	680	695
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	1,545	1,570
Becton, Dickinson and Company
2.68%, 12/15/19	4,280	4,281
2.40%, 06/05/20	3,135	3,132
3.48%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	817
2.89%, 06/06/22	1,780	1,804
Biogen Inc.
2.90%, 09/15/20	1,760	1,769
Bristol-Myers Squibb Company
2.60%, 05/16/22 (b)	1,075	1,088
2.90%, 07/26/24 (b)	2,235	2,285
Celgene Corporation
2.88%, 08/15/20 - 02/19/21	5,805	5,844
3.55%, 08/15/22	1,580	1,636
2.75%, 02/15/23	1,579	1,595
3.25%, 02/20/23	480	493
3.63%, 05/15/24	425	444
Cigna Corporation
3.06%, (3M USD LIBOR + 0.65%), 09/17/21 (a) (b)	1,560	1,561
3.40%, 09/17/21 (b)	865	882
3.75%, 07/15/23 (b)	1,740	1,810
CVS Health Corporation
3.08%, (3M USD LIBOR + 0.63%), 03/09/20 (a)	1,490	1,494
3.13%, 03/09/20	1,960	1,967
3.17%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,657
3.35%, 03/09/21	3,205	3,250
3.70%, 03/09/23	2,285	2,358
Elanco Animal Health
3.91%, 08/27/21 (e)	1,620	1,655
4.27%, 08/28/23 (e)	1,020	1,070
EMD Finance LLC
2.40%, 03/19/20 (b)	2,440	2,439
2.95%, 03/19/22 (b)	1,005	1,014
Express Scripts Holding Company
3.27%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,349
HCA Inc.
4.25%, 10/15/19	820	823
6.50%, 02/15/20	3,500	3,582
Humana Inc.
2.63%, 10/01/19	1,435	1,438
3.15%, 12/01/22	805	822
2.90%, 12/15/22	430	436
3.85%, 10/01/24	150	157
Johnson & Johnson
1.95%, 11/10/20	1,170	1,170
Life Technologies Corporation
5.00%, 01/15/21	7,255	7,481
McKesson Corporation
3.65%, 11/30/20	3,440	3,494
Medco Health Solutions, Inc.
4.13%, 09/15/20	2,150	2,193
Perrigo Finance Unlimited Company
3.50%, 03/15/21 - 12/15/21	1,055	1,050
Takeda Pharmaceutical Co Ltd
3.80%, 11/26/20 (b)	2,010	2,047
	Shares/Par[1]	Value ($)
Teva Pharmaceutical Finance Netherlands III B.V.
1.70%, 07/19/19	5,505	5,497
2.20%, 07/21/21	205	195
		94,039
Industrials 3.7%
Air Lease Corporation
2.13%, 01/15/20	3,540	3,539
2.50%, 03/01/21	685	685
3.50%, 01/15/22	1,320	1,351
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	2,410	2,442
3.95%, 07/01/24 (b)	690	706
Delta Air Lines, Inc.
2.88%, 03/13/20	4,890	4,896
2.60%, 12/04/20	690	689
Equifax Inc.
2.30%, 06/01/21	2,500	2,486
3.39%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,437
3.60%, 08/15/21	1,350	1,373
FedEx Corporation
3.40%, 01/14/22	775	795
GATX Corporation
2.50%, 07/30/19	1,670	1,670
2.60%, 03/30/20	3,680	3,691
General Dynamics Corporation
2.83%, (3M USD LIBOR + 0.29%), 05/11/20 (a)	775	777
2.92%, (3M USD LIBOR + 0.38%), 05/11/21 (a)	1,300	1,305
Harris Corporation
2.70%, 04/27/20	3,840	3,852
Kansas City Southern
2.35%, 05/15/20	4,580	4,559
Northrop Grumman Corporation
2.08%, 10/15/20	3,800	3,790
2.55%, 10/15/22	1,825	1,833
Penske Truck Leasing Co., L.P.
3.05%, 01/09/20 (b)	1,246	1,249
3.20%, 07/15/20 (b)	440	443
3.30%, 04/01/21 (b)	2,678	2,710
3.65%, 07/29/21 (b)	585	597
Rockwell Collins, Inc.
1.95%, 07/15/19	1,200	1,200
Roper Technologies, Inc.
3.00%, 12/15/20	4,140	4,166
3.13%, 11/15/22	3,505	3,566
3.65%, 09/15/23	700	729
Southwest Airlines Co.
2.75%, 11/06/19	2,205	2,209
Union Pacific Corporation
3.20%, 06/08/21	2,870	2,920
United Technologies Corporation
3.17%, (3M USD LIBOR + 0.65%), 08/16/21 (a)	1,780	1,794
Waste Management, Inc.
2.95%, 06/15/24	1,065	1,094
		64,553
Energy 3.2%
BP Capital Markets P.L.C.
2.32%, 02/13/20	2,516	2,515
Cenovus Energy Inc.
5.70%, 10/15/19	3,185	3,210
3.00%, 08/15/22 (d)	2,905	2,914
China Shenhua Energy Company Limited
3.13%, 01/20/20	5,900	5,915
Columbia Pipeline Group, Inc.
3.30%, 06/01/20	3,350	3,372
Energy Transfer LP
4.25%, 03/15/23	1,625	1,695
Eni S.p.A.
4.00%, 09/12/23 (b)	925	964
Enterprise Products Operating LLC
2.55%, 10/15/19	1,425	1,426
2.80%, 02/15/21	2,455	2,471
3.50%, 02/01/22	2,590	2,661
Marathon Oil Corporation
2.70%, 06/01/20	2,645	2,652

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

314

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Petroleos Mexicanos
5.50%, 01/21/21	125	127
Phillips 66
3.12%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,699
Plains All American Pipeline, L.P.
2.60%, 12/15/19	870	869
5.75%, 01/15/20	1,145	1,165
5.00%, 02/01/21	1,155	1,189
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (f)	6,460	6,708
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,322
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,668
Williams Partners L.P.
5.25%, 03/15/20	6,790	6,933
3.35%, 08/15/22	1,005	1,024
		55,499
Utilities 3.2%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	464
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,689
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,145
Dominion Energy, Inc.
2.96%, 07/01/19 (f)	1,035	1,035
2.58%, 07/01/20 (f)	6,085	6,079
Duke Energy Corporation
3.55%, 09/15/21	780	797
Edison International
2.13%, 04/15/20	2,911	2,890
2.40%, 09/15/22	1,370	1,296
ENN energy Holdings Limited
3.25%, 10/23/19	1,815	1,817
6.00%, 05/13/21 (b)	440	464
Exelon Generation Company, LLC
5.20%, 10/01/19	287	288
2.95%, 01/15/20	3,180	3,188
FirstEnergy Corp.
2.85%, 07/15/22 (e)	2,300	2,327
Mississippi Power Company
2.96%, (3M USD LIBOR + 0.65%), 03/27/20 (a)	1,140	1,140
NextEra Energy Capital Holdings, Inc.
3.07%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,033
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,459
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,386
San Diego Gas & Electric Company
1.91%, 02/01/22	686	681
Sempra Energy
1.63%, 10/07/19	775	774
2.85%, 11/15/20	8,385	8,424
3.10%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,536
2.88%, 10/01/22	1,400	1,412
State Grid Overseas Investment Limited
2.25%, 05/04/20 (b)	5,995	5,985
The Southern Company
2.35%, 07/01/21	875	874
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	2,105	2,121
		54,304
Materials 2.8%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	743
4.13%, 09/27/22 (b)	1,255	1,311
ArcelorMittal
5.25%, 08/05/20 (e)	7,720	7,913
5.50%, 03/01/21 (f)	3,400	3,539
Celulosa Arauco y Constitucion S.A.
7.25%, 07/29/19	2,035	2,040
CNAC (HK) Finbridge Company Limited
3.00%, 07/19/20	1,945	1,948
	Shares/Par[1]	Value ($)
4.13%, 03/14/21	1,840	1,872
DuPont de Nemours, Inc
3.77%, 11/15/20	2,730	2,781
Eastman Chemical Company
2.70%, 01/15/20	300	301
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	993
Legacy Vulcan Corp.
3.01%, (3M USD LIBOR + 0.60%), 06/15/20 (a)	2,080	2,081
3.17%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,903
LyondellBasell Industries N.V.
6.00%, 11/15/21	1,635	1,753
Martin Marietta Materials, Inc.
2.89%, (3M USD LIBOR + 0.50%), 12/20/19 (a)	1,525	1,525
3.17%, (3M USD LIBOR + 0.65%), 05/22/20 (a)	870	871
Packaging Corporation of America
2.45%, 12/15/20	1,415	1,414
Southern Peru Copper Corporation (Sucursal Del Peru)
5.38%, 04/16/20	510	521
The Sherwin-Williams Company
2.25%, 05/15/20	8,200	8,184
Vale Overseas Ltd
4.38%, 01/11/22	3,875	3,994
		47,687
Information Technology 2.6%
Avnet, Inc.
3.75%, 12/01/21 (e)	1,513	1,545
Broadcom Corporation
2.38%, 01/15/20	4,455	4,444
3.00%, 01/15/22	4,185	4,201
DXC Technology Company
3.47%, (3M USD LIBOR + 0.95%), 03/01/21 (a)	3,704	3,701
Fidelity National Information Services, Inc.
3.63%, 10/15/20	615	624
2.25%, 08/15/21	3,130	3,119
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,291
Hewlett Packard Enterprise Company
2.10%, 10/04/19 (b)	1,545	1,544
International Business Machines Corporation
2.50%, 01/27/22	1,140	1,146
2.85%, 05/13/22	1,995	2,029
2.88%, 11/09/22	323	329
Jabil Inc.
5.63%, 12/15/20	1,280	1,332
Keysight Technologies, Inc.
3.30%, 10/30/19	8,835	8,845
Microchip Technology Incorporated
3.92%, 06/01/21	1,995	2,032
NXP B.V.
4.13%, 06/01/21 (b)	1,575	1,611
4.63%, 06/01/23 (b)	1,640	1,729
Xerox Corporation
5.63%, 12/15/19	2,915	2,948
		45,470
Communication Services 2.5%
America Movil, S.A.B. De C.V.
5.00%, 03/30/20	1,129	1,151
Axiata SPV2 Berhad
3.47%, 11/19/20	1,745	1,765
Baidu, Inc.
3.50%, 11/28/22	1,820	1,859
3.88%, 09/29/23	920	956
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,718
4.46%, 07/23/22	5,925	6,220
Comcast Corporation
3.70%, 04/15/24	4,160	4,412
Crown Communication Inc.
3.72%, 07/15/23 (b)	220	229
Deutsche Telekom International Finance B.V.
2.23%, 01/17/20 (b)	3,135	3,135

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

315

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Discovery Communications, LLC
2.20%, 09/20/19	1,475	1,473
Expedia Group, Inc.
5.95%, 08/15/20	785	813
Fox Corporation
3.67%, 01/25/22 (b)	670	692
4.03%, 01/25/24 (b)	785	834
NBCUniversal Media, LLC
5.15%, 04/30/20	3,655	3,746
Omnicom Group Inc.
4.45%, 08/15/20	3,845	3,931
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,426
Tencent Holdings Limited
2.88%, 02/11/20 (b)	3,845	3,855
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	709
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,780
Weibo Corporation
3.50%, 07/05/24	905	909
		43,613
Consumer Staples 2.2%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,334
3.80%, 02/14/24	3,320	3,462
BAT Capital Corp.
2.30%, 08/14/20	6,405	6,386
2.76%, 08/15/22	2,835	2,840
Campbell Soup Company
2.91%, (3M USD LIBOR + 0.50%), 03/16/20 (a)	2,415	2,409
Conagra Brands, Inc.
3.34%, (3M USD LIBOR + 0.75%), 10/22/20 (a)	1,115	1,115
Danone
1.69%, 10/30/19 (b)	6,780	6,769
General Mills, Inc.
3.14%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,480
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,537
Molson Coors Brewing Company
2.25%, 03/15/20	2,310	2,310
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,950
The Kroger Co.
1.50%, 09/30/19	1,156	1,153
Tyson Foods, Inc.
2.25%, 08/23/21	1,545	1,540
		37,285
Consumer Discretionary 1.8%
Alibaba Group Holding Limited
2.50%, 11/28/19	6,170	6,171
3.60%, 11/28/24	1,205	1,256
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,270
Dollar Tree, Inc.
3.29%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	2,975	2,976
eBay Inc.
2.15%, 06/05/20	2,155	2,150
GLP Financing, LLC
4.88%, 11/01/20	2,455	2,499
Invista Finance LLC
4.25%, 10/15/19 (b)	5,260	5,268
JD.com, Inc.
3.13%, 04/29/21	4,075	4,077
McDonald's Corporation
3.35%, 04/01/23	1,675	1,738
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,074
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	640	641
Starbucks Corporation
2.70%, 06/15/22	1,130	1,144
		30,264
	Shares/Par[1]	Value ($)
Real Estate 0.7%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20	3,090	3,123
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	458
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,802
2.25%, 09/01/21	4,185	4,165
HCP, Inc.
2.63%, 02/01/20	300	301
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,345
Ventas Realty, Limited Partnership
3.10%, 01/15/23	460	468
		12,662
Total Corporate Bonds And Notes (cost $858,747)		865,890
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.5%
Allegro CLO III Ltd
Series 2015-AR-IA, 3.42%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	3,110	3,099
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	395
Series 2016-D-1, 2.84%, 09/15/22	1,035	1,035
Series 2017-D-2, 2.93%, 11/15/23	550	553
Ally Master Owner Trust
Series 2018-A2-1, 2.70%, 01/15/21	4,600	4,631
Series 2018-A-4, 3.30%, 07/15/21	2,530	2,580
American Airlines, Inc.
3.70%, 10/15/25	1,838	1,827
AmeriCredit Automobile Receivables Trust
Series 2015-D-3, 3.34%, 07/08/19	1,840	1,841
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,139
Series 2015-D-2, 3.00%, 06/08/21	1,440	1,442
Series 2016-A3-4, 1.53%, 07/08/21	529	528
Series 2018-A3-3, 3.38%, 03/18/22	5,820	5,935
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,602
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,213
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,325
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,040
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,111
Angel Oak Mortgage Trust I LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a) (b)	2,635	2,675
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a) (b)	1,420	1,463
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24 (b)	2,095	2,117
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26 (b)	265	264
Series 2018-A2-A, 2.55%, 10/15/26 (b)	1,623	1,624
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	792	794
Series 2017-A3-1A, 2.29%, 06/10/21 (b)	670	670
Avis Budget Rental Car Funding (AESOP) LLC
Series 2014-A-1A, 2.46%, 07/20/19 (b)	147	147
Series 2014-A-2A, 2.50%, 02/20/20 (b)	5,485	5,483
Series 2015-A-1A, 2.50%, 07/20/20 (b)	1,650	1,652
Series 2015-A-2A, 2.63%, 12/20/20 (b)	850	852
Series 2016-A-1A, 2.99%, 06/20/21 (b)	2,200	2,223
Series 2017-B-1A, 3.41%, 09/20/22 (b)	1,400	1,424
Series 2017-A-2A, 2.97%, 03/20/23 (b)	2,130	2,167
Series 2019-A-2A, 3.35%, 09/20/24 (b)	1,670	1,723
Series 2019-B-1A, REMIC, 3.70%, 03/20/22 (b)	625	641
Babson CLO Ltd
Series 2013-AR-IA, 3.39%, (3M USD LIBOR + 0.80%), 01/20/28 (a) (b)	3,900	3,883
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 3.24%, (1M USD LIBOR + 0.85%), 09/15/20 (a) (b)	2,400	2,396
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a) (b)	3,506	3,572
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (a) (b)	3,008	3,056

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

316

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a) (b)	1,089	1,105
BlueMountain CLO Ltd
Series 2015-A1R-2A, 3.53%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,770	3,757
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33 (b)	948	964
BX Commercial Mortgage Trust
Series 2018-A-IND, 3.14%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (b)	2,026	2,026
California Republic Auto Receivables Trust
Series 2015-B-1, 2.51%, 02/16/21	704	704
Capital Auto Receivables Asset Trust
Series 2016-A4-2, 1.63%, 07/20/19	492	492
Series 2018-B-2, 3.48%, 12/21/20 (b)	885	896
Series 2018-C-2, 3.69%, 02/22/21 (b)	1,130	1,146
Series 2018-C-1, 3.36%, 06/20/21 (b)	2,280	2,310
Series 2018-D-1, 3.70%, 06/20/21 (b)	2,235	2,274
Series 2017-B-1, 2.43%, 05/20/22 (b)	385	386
Series 2017-C-1, 2.70%, 09/20/22 (b)	620	622
Carlyle Global Market Strategies CLO Ltd
Series 2015-AR-1A, 3.59%, (3M USD LIBOR + 1.00%), 04/20/27 (a) (b)	2,415	2,415
Series 2015-A1R-3A, 3.58%, (3M USD LIBOR + 1.00%), 07/28/28 (a) (b)	3,805	3,799
CarMax Auto Owner Trust
Series 2016-A3-4, 1.40%, 04/15/20	1,232	1,226
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,660
Series 2017-C-4, 2.70%, 10/15/21	530	531
Series 2015-D-4, 3.00%, 05/16/22	600	600
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b)	151	151
Citigroup Commercial Mortgage Trust
Series 2015-A1-GC31, REMIC, 1.64%, 07/10/20	379	378
Series 2015-A1-GC33, REMIC, 1.64%, 08/10/20	576	573
Citigroup Inc.
Series 2015-A1-P1, REMIC, 1.65%, 04/17/20	304	303
CLNS Trust
Series 2017-A-IKPR, 3.21%, (1M USD LIBOR + 0.80%), 06/11/32 (a) (b)	1,395	1,395
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	899	896
Series 2018-B-A, 3.47%, 04/15/22	970	998
Series 2019-A3-A, 3.01%, 10/15/22	1,500	1,531
Cole Park CLO Ltd
Series 2015-AR-1A, 3.64%, (3M USD LIBOR + 1.05%), 10/20/28 (a) (b)	3,985	3,985
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (b)	1,797	1,825
Series 2019-A1-3, 2.76%, 08/25/49 (a) (b)	4,300	4,301
Series 2017-A1A-2, REMIC, 2.41%, 10/25/47 (a) (b)	1,133	1,130
Series 2017-A2A-2, REMIC, 2.57%, 10/25/47 (a) (b)	482	482
Series 2017-A3A-2, REMIC, 2.77%, 10/25/47 (a) (b)	210	212
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	414	416
Series 2018-A3-1, REMIC, 3.08%, 02/25/48 (a) (b)	147	148
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a) (b)	2,353	2,386
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a) (b)	1,143	1,159
Series 2018-A1-4, REMIC, 4.01%, 12/28/48 (b)	2,284	2,339
COMM Mortgage Trust
Series 2015-A1-CR25, REMIC, 1.74%, 07/10/20	796	793
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	335	333
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,628
Connecticut Avenue Securities Trust
Series 2019-1M1-R03, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/31 (a) (b)	1,567	1,569
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 3.82%, (1M USD LIBOR + 1.43%), 05/15/21 (a) (b)	2,680	2,686
Series 2019-D-ICE4, 3.99%, (1M USD LIBOR + 1.60%), 05/15/21 (a) (b)	1,965	1,971
	Shares/Par[1]	Value ($)
CSAIL Commercial Mortgage Trust
Series 2015-A1-C1, REMIC, 1.68%, 10/18/19	37	37
Series 2015-A1-C3, REMIC, 1.72%, 05/15/20	500	498
Series 2016-A1-C5, REMIC, 1.75%, 07/17/20	229	228
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24 (g)	1,510	1,510
Deephave Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a) (b)	991	990
Series 2018-A1-2A, 3.48%, 06/25/22 (a) (b)	1,761	1,789
Series 2018-A3-3A, 3.96%, 10/25/22 (b)	192	197
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a) (b)	1,175	1,172
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a) (b)	102	102
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a) (b)	96	96
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23 (b)	3,096	3,147
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23 (b)	1,959	1,973
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23 (b)	1,005	1,038
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a) (b)	217	218
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27 (b)	264	261
Series 2017-A-A, 2.69%, 03/25/30 (b)	656	660
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (b)	333	332
Series 2017-A2-2, 1.97%, 04/20/20 (b)	506	505
Series 2017-A2-3, 2.13%, 08/20/20 (b)	2,229	2,225
Series 2018-A2-1, 2.87%, 02/20/21 (b)	1,360	1,367
Series 2018-A2-2, 3.14%, 06/20/21 (b)	1,993	2,008
Series 2017-A3-3, 2.36%, 08/20/21 (b)	955	951
Series 2016-A2-2, 1.74%, 02/22/22 (b)	109	109
Series 2019-A2-1, 2.98%, 02/22/22 (b)	1,375	1,391
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 3.15%, (1M USD LIBOR + 0.75%), 06/25/39 (a) (b) (g)	1,780	1,780
Federal Home Loan Mortgage Corporation
Series 2017-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	1,987	1,989
Federal National Mortgage Association, Inc.
Series 2017-1M1-C01, 3.70%, (1M USD LIBOR + 1.30%), 01/25/27 (a)	590	592
Series 2017-2M1-C02, 3.55%, (1M USD LIBOR + 1.15%), 09/25/29 (a) (b)	1,486	1,490
Series 2017-2M1-C04, 3.25%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	1,435	1,437
Series 2017-1M1-C03, REMIC, 3.35%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	1,971	1,974
Series 2017-1M1-C05, REMIC, 2.95%, (1M USD LIBOR + 0.55%), 01/25/30 (a)	1,458	1,460
Series 2017-1M1-C06, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	1,257	1,257
Series 2017-2M1-C06, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 02/25/30 (a)	481	481
Series 2018-2M1-C02, REMIC, 3.05%, (1M USD LIBOR + 0.65%), 08/26/30 (a)	498	498
Ford Credit Auto Lease Trust
Series 2017-A4-A, 2.02%, 06/15/20	364	364
Ford Credit Floorplan Master Owner Trust A
Series 2016-B-3, 1.75%, 07/15/19	1,170	1,169
Freddie Mac Stacr Trust
Series 2018-M1-HRP2, REMIC, 3.25%, (1M USD LIBOR + 0.85%), 02/25/47 (a) (b)	635	635
Series 2018-M2-HRP2, REMIC, 3.65%, (1M USD LIBOR + 1.25%), 02/25/47 (a) (b)	1,725	1,733
Series 2018-M1-HQA2, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	2,905	2,903
Freddie Mac STACR Trust
Series 2019-M2-HRP1, 3.81%, (1M USD LIBOR + 1.40%), 02/25/49 (a) (b)	1,450	1,450
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32 (b)	1,455	1,494
Series 2018-A33-1, 3.50%, 02/25/33 (a) (b)	1,576	1,579
GM Financial Automobile Leasing Trust
Series 2017-A4-1, 2.26%, 08/20/20	440	440
Series 2017-C-3, 2.73%, 09/20/21	780	780
Series 2018-C-1, 3.11%, 12/20/21	985	988

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

317

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,124
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,457
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23 (b)	635	636
GMF Floorplan Owner Revolving Trust
Series 2017-B-3, 2.26%, 08/15/19 (b)	805	804
Series 2017-C-3, 2.46%, 08/15/19 (b)	2,410	2,408
Series 2017-C-1, 2.97%, 01/15/20 (b)	1,560	1,564
Series 2017-C-2, 2.63%, 07/15/20 (b)	970	970
Series 2018-A1-4, 3.50%, 09/15/21 (b)	6,665	6,813
Series 2019-A-1, 2.70%, 04/15/22 (b)	1,865	1,886
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 3.74%, (3M USD LIBOR + 1.15%), 10/20/28 (a) (b)	2,180	2,180
Great Wolf Trust
Series 2017-A-WOLF, 3.24%, (1M USD LIBOR + 0.85%), 09/16/19 (a) (b)	1,745	1,745
Series 2017-C-WOLF, 3.71%, (1M USD LIBOR + 1.32%), 09/16/19 (a) (b)	2,495	2,495
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (b)	66	66
Series 2018-A3-1, 2.60%, 06/15/21 (b)	945	948
GS Mortgage Securities Corp Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	284	281
Series 2015-A1-GC28, REMIC, 1.53%, 12/12/19	50	50
Series 2015-A1-GC32, REMIC, 1.59%, 04/10/20	358	357
Series 2018-D-FBLU, REMIC, 4.39%, 11/15/20 (b)	800	798
Series 2018-A-FBLU, REMIC, 3.34%, 11/16/20 (b)	1,525	1,525
GS Mortgage-Backed Securities Trust
Series 2014-2A1-EB1A, REMIC, 2.46%, 05/25/21 (a) (b)	300	298
Halcyon Loan Advisors Funding Ltd
Series 2014-B1-3A, 4.29%, 10/22/25	1,960	1,962
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22 (b)	2,182	2,241
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (b)	348	349
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (b)	411	408
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a) (b)	3,566	3,601
Series 2019-A3-1, 3.61%, 01/25/59 (a) (b)	2,273	2,298
Series 2018-A1-1, REMIC, 3.77%, 06/25/48 (b)	1,807	1,852
Series 2018-A2-1, REMIC, 3.90%, 06/25/48 (b)	1,446	1,487
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	878
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,693
JPMBB Commercial Mortgage Securities Trust
Series 2015-A1-C27, REMIC, 1.41%, 12/17/19	95	95
Series 2015-A1-C32, REMIC, 1.51%, 04/17/20	51	51
KKR CLO 13 Ltd
Series A1R-13, 3.40%, (3M USD LIBOR + 0.80%), 01/16/28 (a)	3,920	3,896
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	128	128
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.78%, (3M USD LIBOR + 1.19%), 10/21/30 (a) (b)	3,635	3,633
Magnetite XVI Ltd
Series 2015-AR-16A, 3.40%, (3M USD LIBOR + 0.80%), 01/18/28 (a) (b)	5,120	5,100
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a) (b)	1,281	1,287
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (b)	400	399
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a) (b)	1,720	1,723
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	705	702
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	509	504
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	756
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	271
	Shares/Par[1]	Value ($)
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	1,015
Morgan Stanley Capital I Trust
Series 2017-B-CLS, 3.24%, (1M USD LIBOR + 0.85%), 11/15/19 (a) (b)	1,925	1,920
Series 2017-C-CLS, 3.39%, (1M USD LIBOR + 1.00%), 11/15/19 (a) (b)	1,545	1,540
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	743	739
MVW Owner Trust
Series 2013-B-1A, 2.74%, 01/21/20 (b)	1,301	1,294
Series 2014-A-1A, 2.25%, 10/20/24 (b)	456	454
Series 2013-A-1A, 2.15%, 04/22/30 (b)	129	128
Series 2015-A-1A, 2.52%, 12/20/32 (b)	1,072	1,070
Series 2015-B-1A, 2.96%, 12/20/32 (b)	736	733
Series 2017-A-1A, 2.42%, 12/20/34 (b)	378	378
Series 2017-B-1A, 2.75%, 12/20/34 (b)	128	128
Series 2017-C-1A, 2.99%, 12/20/34 (b)	350	349
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21 (b)	1,399	1,403
Series 2019-A1-CA, 2.82%, 07/15/23 (b)	4,145	4,163
Navient Student Loan Trust
Series 2019-A1-2A, 2.67%, (1M USD LIBOR), 06/25/21 (a) (b)	7,926	7,918
Nelnet, Inc.
Series 2005-A4-4, 2.52%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,982	1,905
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 3.40%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,815	3,811
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 3.45%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,335	2,330
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 3.68%, (1M USD LIBOR + 1.29%), 04/15/21 (a) (b)	4,180	4,168
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48 (b)	3,224	3,286
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a) (b)	3,085	3,092
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a) (b)	1,220	1,223
Nissan Auto Lease Trust
Series 2017-A4-B, 2.17%, 03/16/20	970	968
Nissan Auto Receivables Owner Trust
Series 2016-A3-A, 1.34%, 10/15/20	232	231
OCP CLO Ltd
Series 2015-A1R-10A, 3.41%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	3,535	3,525
Series 2014-A1RR-7A, 3.71%, (3M USD LIBOR + 1.12%), 07/20/29 (a) (b)	6,010	5,983
OZLM VIII Ltd
Series 2014-A1RR-8A, 3.76%, (3M USD LIBOR + 1.17%), 10/17/29 (a) (b)	2,515	2,517
Planet Fitness Master
Series 2018-A2I-1A, 4.26%, 09/05/22 (b)	2,804	2,939
RETL
Series 2019-A-RVP, REMIC, 3.54%, (1M USD LIBOR + 1.15%), 03/15/21 (a) (b)	3,020	3,026
Santander Drive Auto Receivables Trust
Series 2017-B-1, 2.10%, 07/15/19	12	12
Series 2015-D-4, 3.53%, 10/15/19	1,400	1,405
Series 2017-C-1, 2.58%, 06/15/20	370	370
Series 2018-B-4, 3.27%, 01/15/21	1,570	1,583
Series 2018-B-5, 3.52%, 01/15/21	3,090	3,115
Series 2015-D-3, 3.49%, 05/17/21	4,291	4,301
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,406
Series 2015-D-5, 3.65%, 12/15/21	1,371	1,377
Series 2018-C-1, 2.96%, 02/15/22	630	633
Series 2016-D-1, 4.02%, 04/15/22	1,620	1,638
Series 2016-D-3, 2.80%, 08/15/22	1,400	1,409
Series 2015-E-2, 4.02%, 09/15/22 (b)	1,750	1,756
Series 2015-E-3, REMIC, 4.50%, 06/15/23 (b)	1,520	1,528
Santander Retail Auto Lease Trust
Series 2017-C-A, 2.96%, 11/21/22 (b)	820	825
Series 2019-A3-A, REMIC, 2.77%, 11/20/21 (b)	1,885	1,908
Series 2019-B-A, REMIC, 3.01%, 01/20/22 (b)	1,710	1,734
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (b)	855	863
Series 2017-C-1, 3.17%, 04/15/22 (b)	1,860	1,889

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

318

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,150
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34 (b)	1,494	1,557
Series 2018-A19-CH4, 4.50%, 09/25/34 (b)	974	1,021
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a) (b)	2,579	2,616
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (b)	883	927
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a) (b)	3,458	3,538
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23 (b)	156	156
Series 2017-A-1A, 2.91%, 07/20/24 (b)	271	273
Series 2014-A-3A, 2.30%, 10/20/31 (b)	265	265
Series 2015-A-1A, 2.40%, 03/20/32 (b)	870	868
Series 2015-A-2A, 2.43%, 06/20/32 (b)	474	473
Series 2016-A-1A, 3.08%, 03/21/33 (b)	500	503
Series 2016-A-2A, 2.33%, 07/20/33 (b)	320	319
Series 2019-A-1A, 3.20%, 01/20/36 (b)	1,243	1,271
SLIDE
Series 2018-D-FUN, 4.24%, (1M USD LIBOR + 1.85%), 06/15/21 (a) (b)	1,906	1,917
SLM Student Loan Trust
Series 2007-A4-7, 2.91%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,214	1,189
Series 2008-A-9, 4.08%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	539	545
Series 2008-A4-5, 4.28%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	740	748
Series 2010-A-1, 2.80%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,678	2,618
SMB Private Education Loan Trust
Series 2015-A2B-A, 3.39%, (1M USD LIBOR + 1.00%), 04/15/23 (a) (b)	876	877
Series 2018-A2B-B, 3.11%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,985	4,947
Series 2014-A3-A, 3.89%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,464
Series 2016-A2B-C, 3.49%, (1M USD LIBOR + 1.10%), 09/15/34 (a) (b)	3,037	3,050
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49 (b)	1,562	1,576
Synchrony Card Issuance Trust
Series 2019-A-A2, 2.34%, 06/15/22	4,390	4,390
Synchrony Credit Card Master Note Trust
Series 2015-B-1, 2.64%, 03/15/20	1,580	1,581
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,534
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,819
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a) (b)	4,365	4,430
Series 2018-A1A-5, 3.25%, 02/25/25 (b)	4,098	4,156
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a) (b)	1,228	1,227
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a) (b)	1,240	1,244
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a) (b)	639	639
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a) (b)	888	894
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a) (b)	587	589
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a) (b)	1,226	1,227
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a) (b)	1,986	1,991
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a) (b)	4,871	4,877
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a) (b)	756	762
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a) (b)	2,657	2,662
Toyota Auto Receivables Owner Trust
Series 2019-A4-A, 3.00%, 11/15/22	1,545	1,585
Verizon Owner Trust
Series 2016-C-2A, 2.36%, 05/20/21 (b)	1,690	1,690
Series 2017-C-1A, 2.65%, 09/20/21 (b)	840	841
	Shares/Par[1]	Value ($)
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,774
Series 2017-C-3A, 2.53%, 04/20/22 (b)	2,135	2,141
Series 2019-A1A-B, 2.33%, 08/22/22	2,205	2,211
Series 2018-C-1A, 3.20%, 09/20/22 (b)	2,340	2,376
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48 (b)	371	374
Series 2019-A1-INV1, 3.40%, 12/25/58 (a) (b)	1,829	1,866
Series 2019-M1-INV1, 4.03%, 12/25/58 (a) (b)	495	516
Series 2018-A1-2, REMIC, 3.68%, 06/01/58 (b)	2,224	2,272
Series 2018-A2-2, REMIC, 3.78%, 06/01/58 (b)	596	609
Series 2018-A3-2, REMIC, 3.83%, 06/01/58 (b)	374	382
Series 2018-A1-3, REMIC, 4.11%, 10/25/58 (b)	3,065	3,146
Series 2019-A-1-1, REMIC, 3.84%, 02/25/59 (b)	3,372	3,424
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (b) (f)	2,495	2,514
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 2.89%, 11/16/20 (b)	620	622
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 03/17/20	3,900	3,898
Series 2016-A1-LC24, REMIC, 1.44%, 10/19/20	133	133
Wells Fargo Commercial Mortgage Trust
Series 2015-A1-SG1, REMIC, 1.57%, 10/18/19	109	108
Series 2016-A1-C32, REMIC, 1.58%, 10/19/20	1,345	1,338
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	2,070
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	669
Total Non-U.S. Government Agency Asset-Backed Securities (cost $453,685)		456,076
GOVERNMENT AND AGENCY OBLIGATIONS 22.9%
U.S. Treasury Securities 11.5%
U.S. Treasury Note
1.38%, 05/31/21 (h)	17,465	17,331
2.88%, 10/15/21	29,345	30,083
2.63%, 12/15/21	37,960	38,784
2.50%, 01/15/22 - 02/15/22	18,910	19,267
2.38%, 03/15/22	24,665	25,097
2.25%, 04/15/22	22,775	23,088
2.13%, 05/15/22	16,780	16,964
1.75%, 06/15/22 (i)	26,640	26,573
		197,187
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/19 - 07/01/20	4	4
4.50%, 08/01/20	—	—
5.00%, 12/01/23	299	310
4.50%, (12M USD LIBOR + 1.75%), 09/01/33 (a)	7	8
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 09/01/33 (a)	34	35
4.53%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	17	18
4.69%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	4	4
4.73%, (12M USD LIBOR + 1.89%), 11/01/34 (a)	11	12
4.75%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	27	28
4.76%, (12M USD LIBOR + 1.90%), 11/01/34 (a)	8	9
4.68%, (12M USD LIBOR + 1.68%), 01/01/35 (a)	9	10
4.72%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	13	13
4.75%, (12M USD LIBOR + 1.63%), 02/01/35 (a)	5	5
4.75%, (12M USD LIBOR + 1.62%), 02/01/35 (a)	11	12
4.80%, (12M USD LIBOR + 1.68%), 02/01/35 (a)	14	15
4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	19	20
4.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	25	26
4.99%, (12M USD LIBOR + 1.90%), 02/01/35 (a)	16	17
4.56%, (12M USD LIBOR + 1.75%), 06/01/35 (a)	153	160
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	313	330

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

319

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
4.48%, (12M USD LIBOR + 1.72%), 10/01/35 (a)	60	63
4.60%, (12M USD LIBOR + 1.73%), 11/01/35 (a)	48	51
4.73%, (12M USD LIBOR + 1.62%), 03/01/36 (a)	75	79
6.00%, 09/01/34 - 01/01/38	749	854
Federal National Mortgage Association, Inc.
6.50%, 07/01/32 - 12/01/32	362	410
3.00%, 03/01/30 - 11/25/47	6,949	7,114
4.67%, (12M USD LIBOR + 1.62%), 03/01/33 (a)	1	1
4.00%, 06/01/33 - 08/01/43	3,513	3,668
4.16%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	11	11
4.73%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	138	146
4.65%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 07/01/33 (a)	9	9
TBA, 3.50%, 07/15/33 (i)	2,005	2,069
5.00%, 12/01/19 - 02/01/49	10,066	10,761
4.45%, (6M USD LIBOR + 1.82%), 12/01/33 (a)	1	1
4.72%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	101	107
4.79%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 04/01/34 (a)	3	3
4.39%, (12M USD LIBOR + 1.56%), 10/01/34 (a)	4	4
4.22%, (12M USD LIBOR + 1.34%), 11/01/34 (a)	2	2
4.56%, (12M USD LIBOR + 1.67%), 11/01/34 (a)	33	35
4.74%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	154	163
4.61%, (12M USD LIBOR + 1.68%), 12/01/34 (a)	15	16
4.59%, (12M USD LIBOR + 1.62%), 01/01/35 (a)	7	7
4.66%, (12M USD LIBOR + 1.54%), 01/01/35 (a)	16	16
4.68%, (12M USD LIBOR + 1.57%), 01/01/35 (a)	27	28
4.75%, (12M USD LIBOR + 1.63%), 01/01/35 (a)	24	25
4.72%, (12M USD LIBOR + 1.64%), 02/01/35 (a)	12	13
4.84%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.19%), 02/01/35 (a)	42	44
4.37%, (12M USD LIBOR + 1.36%), 03/01/35 (a)	12	12
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	132	139
4.86%, (12M USD LIBOR + 1.99%), 04/01/35 (a)	146	153
4.93%, (12M USD LIBOR + 1.81%), 04/01/35 (a)	38	40
4.31%, (12M USD LIBOR + 1.43%), 05/01/35 (a)	147	153
4.40%, (12M USD LIBOR + 1.40%), 05/01/35 (a)	59	61
4.58%, (12M USD LIBOR + 1.63%), 05/01/35 (a)	19	20
4.46%, (12M USD LIBOR + 1.69%), 06/01/35 (a)	98	103
4.81%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	118	124
4.71%, (12M USD LIBOR + 1.84%), 07/01/35 (a)	95	101
4.27%, (6M USD LIBOR + 1.39%), 08/01/35 (a)	327	337
4.45%, (12M USD LIBOR + 1.60%), 08/01/35 (a)	116	121
4.27%, (12M USD LIBOR + 1.48%), 11/01/35 (a)	162	169
4.65%, (12M USD LIBOR + 1.69%), 11/01/35 (a)	134	140
4.69%, (12M USD LIBOR + 1.69%), 02/01/36 (a)	131	137
4.80%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	173	183
4.77%, (12M USD LIBOR + 1.64%), 03/01/36 (a)	74	77
4.79%, (12M USD LIBOR + 1.74%), 03/01/36 (a)	105	110
6.00%, 03/01/34 - 10/01/40	1,519	1,726
5.50%, 01/01/24 - 12/01/39	7,128	7,928
4.50%, 12/01/20 - 03/01/49	14,464	15,257
3.50%, 11/01/26 - 02/01/48	4,493	4,632
TBA, 4.00%, 07/15/48 (i)	1,655	1,710
Government National Mortgage Association
5.00%, 12/20/34 - 12/20/48	15,018	15,770
6.00%, 07/15/36	972	1,100
3.50%, 03/20/43 - 02/20/48	4,375	4,544
5.50%, 07/15/20 - 03/20/48	3,026	3,313
4.00%, 02/20/48 - 12/20/48	3,088	3,211
4.50%, 09/20/40 - 04/20/49	2,281	2,397
		90,504
	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 4.1%
Federal Home Loan Banks Office of Finance
2.63%, 05/28/20 (j)	11,315	11,380
Federal Home Loan Mortgage Corporation
1.63%, 09/29/20 (j)	33,260	33,171
Federal National Mortgage Association, Inc.
1.25%, 08/17/21 (j)	26,125	25,808
		70,359
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series 2017-M1-HQA2, 3.20%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	527	527
Series 2017-M1-HQA3, 2.95%, (1M USD LIBOR + 0.55%), 04/25/30 (a)	201	201
Series F3-317, 2.91%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	2,569	2,568
Series 2018-M1-SPI3, 4.16%, 08/25/48 (a) (b)	840	850
Series 2017-M1-DNA1, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	821	824
Series 2017-M1-HQA1, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	1,214	1,216
Series 2017-M1-DNA2, REMIC, 3.60%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	3,009	3,021
Series PA-3713, REMIC, 2.00%, 02/15/40	2,154	2,140
Series 2017-M1-SC02, REMIC, 3.86%, 05/25/47 (a)	551	558
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	235	238
Series 2018-M1-SPI2, REMIC, 3.82%, 05/25/48 (a)	882	887
Federal National Mortgage Association, Inc.
Series 2009-AL-70, REMIC, 5.00%, 08/25/19	—	—
Series 2019-2M1-R01, REMIC, 3.25%, 01/25/22 (b)	1,611	1,611
Series 2018-1M1-C03, REMIC, 3.08%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	2,532	2,531
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	3,454	3,546
Series 2016-FA-85, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	2,613	2,608
Series 2016-FG-85, REMIC, 2.90%, (1M USD LIBOR + 0.50%), 11/25/46 (a)	1,508	1,506
Government National Mortgage Association
Series 2018-FE-122, REMIC, 2.68%, 09/20/48	96	95
STACR Trust
Series 2018-M1-DNA2, REMIC, 3.20%, (1M USD LIBOR + 0.80%), 12/26/30 (a) (b)	4,433	4,430
Series 2018-M1-DNA3, REMIC, 3.15%, (1M USD LIBOR + 0.75%), 09/25/48 (a) (b)	1,743	1,741
		31,098
Municipal 0.2%
Florida Department of Management Services
2.16%, 07/01/19	3,650	3,650
Commercial Mortgage-Backed Securities 0.0%
Government National Mortgage Association
Series 2019-FL-21, REMIC, 2.83%, 02/20/49	78	78
Series 2019-NF-23, REMIC, 2.83%, 02/20/49	64	64
		142
Total Government And Agency Obligations (cost $388,971)		392,940
SHORT TERM INVESTMENTS 0.2%
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (k) (l)	3,047	3,047
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 2.26% (k) (l)	917	917
T. Rowe Price Government Reserve Fund, 2.48% (k) (l)	—	—
Total Short Term Investments (cost $3,964)		3,964
Total Investments 99.9% (cost $1,705,367)		1,718,870
Other Derivative Instruments (0.0)%		(101)
Other Assets and Liabilities, Net 0.1%		1,986
Total Net Assets 100.0%		1,720,755

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

320

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Shares/Par[1]	Value ($)

(a)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $512,214 and 29.8%, respectively.

(c)  Convertible security.

(d)  All or a portion of the security was on loan.

(e)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(f)   Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(g)  Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(h)   All or a portion of the security is pledged or segregated as collateral.

(i)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $30,448.

(j)   The security is a direct debt of the agency and not collateralized by mortgages.

(k)   Investment in affiliate.

(l)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.8%
Health Care 17.1%
Agilent Technologies, Inc.	38	2,815
Alcon AG (a)	487	30,225
Anthem, Inc.	71	20,155
Becton, Dickinson and Company	273	68,812
Boston Scientific Corp. (a)	952	40,900
Cigna Corp.	364	57,356
Danaher Corp.	730	104,381
Elanco Animal Health (a)	809	27,333
Hologic Inc. (a)	21	986
Johnson & Johnson	112	15,530
Medtronic Public Limited Company	642	62,510
Merck & Co., Inc.	646	54,161
Pfizer Inc.	2,209	95,705
Stryker Corp.	160	32,969
Teleflex Inc.	44	14,537
Thermo Fisher Scientific Inc.	363	106,586
Zimmer Biomet Holdings, Inc.	150	17,696
		752,657
Financials 17.0%
American International Group, Inc.	2,954	157,397
Ameriprise Financial, Inc.	21	3,024
Bank of America Corporation	5,175	150,069
Charles Schwab Corp.	179	7,183
Chubb Limited	338	49,744
Fifth Third Bancorp	1,586	44,255
Intercontinental Exchange, Inc.	729	62,693
JPMorgan Chase & Co.	289	32,270
	Shares/Par[1]	Value ($)
Marsh & McLennan Cos. Inc.	464	46,318
Morgan Stanley	664	29,101
PNC Financial Services Group Inc.	149	20,485
Prudential Financial Inc.	137	13,807
Wells Fargo & Co.	1,752	82,917
Willis Towers Watson Public Limited Company	255	48,912
		748,175
Information Technology 16.9%
Analog Devices, Inc.	247	27,879
Applied Materials, Inc.	156	7,019
ASML Holding - ADR	103	21,456
Broadcom Inc.	124	35,778
Cisco Systems, Inc.	1,923	105,247
Cognizant Technology Solutions Corp. - Class A	142	9,008
Fidelity National Information Services, Inc.	164	20,166
Keysight Technologies, Inc. (a)	515	46,257
Micron Technology Inc. (a)	696	26,848
Microsoft Corp.	1,820	243,834
Motorola Solutions Inc.	252	42,060
NXP Semiconductors N.V.	459	44,834
QUALCOMM Inc.	754	57,337
Synopsys Inc. (a)	387	49,839
TE Connectivity Ltd.	42	4,013
Texas Instruments Incorporated	13	1,462
		743,037
Utilities 9.6%
Edison International	376	25,327
Entergy Corporation	728	74,903
Evergy, Inc.	277	16,648
NextEra Energy, Inc.	639	130,920
NiSource Inc.	940	27,079
Sempra Energy	716	98,441
Southern Co.	845	46,691
		420,009
Industrials 9.0%
Fortive Corporation	188	15,326
General Electric Co.	9,890	103,846
Honeywell International Inc.	335	58,496
Jacobs Engineering Group Inc.	126	10,658
Nielsen Holdings plc	43	965
Northrop Grumman Systems Corp.	121	39,203
Republic Services Inc.	224	19,369
Roper Industries Inc.	39	14,463
Spirit Aerosystems Holdings Inc. - Class A	310	25,184
The Boeing Company	270	98,201
United Parcel Service Inc. - Class B	98	10,141
		395,852
Consumer Staples 6.6%
ConAgra Brands Inc.	2,126	56,369
Kraft Heinz Foods Co.	85	2,651
Philip Morris International Inc.	336	26,370
Tyson Foods Inc. - Class A	2,072	167,329
Walmart Inc.	323	35,696
		288,415
Energy 6.4%
BP P.L.C. - ADR	964	40,197
Concho Resources Inc.	123	12,643
ConocoPhillips	166	10,095
Devon Energy Corporation	518	14,759
EOG Resources, Inc.	121	11,282
Occidental Petroleum Corp.	976	49,073
Targa Resources Corp.	412	16,185
TC Energy Corporation	1,311	64,900
Total SA - ADR	1,115	62,209
		281,343
Materials 4.6%
Air Products and Chemicals, Inc.	170	38,506
Ball Corporation	538	37,650
CF Industries Holdings Inc.	276	12,878
DuPont de Nemours, Inc	342	25,688
International Paper Co.	314	13,585
Linde Public Limited Company	224	45,039

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

321

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Packaging Corp. of America	313	29,873
		203,219
Real Estate 3.9%
AvalonBay Communities, Inc.	11	2,194
Crown Castle International Corp.	139	18,170
ProLogis Inc.	1,027	82,295
Public Storage	191	45,467
Ventas, Inc.	334	22,840
		170,966
Communication Services 3.5%
Alphabet Inc. - Class C (a)	35	37,940
Comcast Corporation - Class A	657	27,787
Facebook, Inc. - Class A (a)	122	23,545
Fox Corporation - Class B	543	19,846
Verizon Communications Inc.	395	22,550
Walt Disney Co.	153	21,296
		152,964
Consumer Discretionary 3.2%
Dollar Tree Inc. (a)	555	59,569
McDonald's Corp.	269	55,795
Ross Stores Inc.	201	19,923
Wynn Resorts Ltd.	56	6,968
		142,255
Total Common Stocks (cost $3,833,610)		4,298,892
PREFERRED STOCKS 1.2%
Utilities 0.8%
NextEra Energy, Inc., 6.12%, 09/01/19 (b)	317	20,590
Sempra Energy, 6.75%, 07/15/21 (b)	49	5,388
Sempra Energy, 6.00%, 01/15/21 (b)	95	10,627
		36,605
Health Care 0.2%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (b)	163	10,064
Industrials 0.2%
Fortive Corporation - Series A, 5.00%, 07/01/21 (b) (c)	7	7,357
Total Preferred Stocks (cost $45,447)		54,026
CORPORATE BONDS AND NOTES 0.3%
Utilities 0.3%
Pacific Gas And Electric Company
0.00%, 12/01/46 - 12/01/47 (a) (d) (e)	14,742	13,336
Total Corporate Bonds And Notes (cost $12,718)		13,336
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 2.26% (f) (g)	2,196	2,196
T. Rowe Price Government Reserve Fund, 2.48% (f) (g)	39,176	39,176
Total Short Term Investments (cost $41,372)		41,372
Total Investments 100.2% (cost $3,933,147)		4,407,626
Other Assets and Liabilities, Net (0.2)%		(10,731)
Total Net Assets 100.0%		4,396,895

(a)  Non-income producing security.

(b)  Convertible security.

(c)   All or a portion of the security was on loan.

(d)   Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(f)   Investment in affiliate.

(g)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

JNL/WMC Balanced Fund
COMMON STOCKS 64.7%
Financials 13.5%
American Express Company	148	18,331
American International Group, Inc.	1,090	58,094
Arthur J Gallagher & Co.	185	16,181
Bank of America Corporation	6,603	191,479
	Shares/Par[1]	Value ($)
BlackRock, Inc.	115	53,984
Charles Schwab Corp.	356	14,309
Chubb Limited	827	121,795
Comerica Inc.	135	9,775
Intercontinental Exchange, Inc.	681	58,557
JPMorgan Chase & Co.	1,754	196,044
Marsh & McLennan Cos. Inc.	405	40,412
Northern Trust Corp.	652	58,700
PNC Financial Services Group Inc.	552	75,811
Principal Financial Group, Inc.	933	54,061
Prudential Financial Inc.	1,096	110,730
The Bank of Nova Scotia (a)	661	35,911
		1,114,174
Information Technology 9.4%
Accenture Public Limited Company - Class A	170	31,437
Apple Inc.	353	69,786
Cisco Systems, Inc.	1,267	69,368
DXC Technology Company	531	29,266
HP Inc.	2,746	57,082
Intel Corp.	1,635	78,260
International Business Machines Corp.	265	36,579
KLA-Tencor Corp.	400	47,324
Micron Technology Inc. (b)	563	21,738
Microsoft Corp.	1,962	262,847
Motorola Solutions Inc.	422	70,341
		774,028
Health Care 9.2%
Abbott Laboratories	614	51,630
Agilent Technologies, Inc.	602	44,918
AstraZeneca PLC - ADR	1,556	64,230
Bristol-Myers Squibb Co.	1,413	64,090
CVS Health Corp.	904	49,271
Eli Lilly & Co.	384	42,575
Medtronic Public Limited Company	973	94,766
Merck & Co., Inc.	885	74,244
Novartis AG - ADR	363	33,150
Pfizer Inc.	2,674	115,829
UnitedHealth Group Incorporated	348	84,826
Universal Health Services Inc. - Class B	312	40,691
		760,220
Communication Services 6.1%
Alphabet Inc. - Class A (b)	129	139,587
AT&T Inc.	1,190	39,874
Comcast Corporation - Class A	3,313	140,074
Verizon Communications Inc.	3,191	182,312
		501,847
Industrials 5.8%
Deere & Co.	469	77,668
Eaton Corporation Public Limited Company (a)	427	35,567
General Dynamics Corp.	378	68,795
Johnson Controls International Public Limited Company	1,206	49,810
Lockheed Martin Corp.	158	57,344
Raytheon Co.	161	28,040
Union Pacific Corp.	300	50,816
United Parcel Service Inc. - Class B	332	34,276
United Technologies Corp.	541	70,462
		472,778
Energy 5.3%
Chevron Corp.	1,200	149,270
ConocoPhillips	714	43,544
EnCana Corp.	3,938	20,204
Exxon Mobil Corporation	468	35,882
Hess Corporation	915	58,146
Noble Energy Inc.	1,318	29,523
Suncor Energy Inc.	1,966	61,248
Total SA - ADR	734	40,964
		438,781
Consumer Discretionary 3.8%
Alibaba Group Holding Limited - ADS (b)	103	17,512
Autoliv, Inc.	327	23,075
Expedia Group, Inc.	338	44,936
Hilton Worldwide Holdings Inc.	591	57,724

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Home Depot Inc.	320	66,575
Lowe's Cos. Inc.	529	53,389
TJX Cos. Inc.	886	46,837
		310,048
Consumer Staples 3.5%
Coca-Cola Co.	1,535	78,186
Kellogg Co.	705	37,789
PepsiCo Inc.	579	75,907
Sysco Corp.	770	54,470
Walmart Inc.	371	40,939
		287,291
Utilities 3.3%
Dominion Energy, Inc.	947	73,191
Edison International	550	37,092
Exelon Corporation	1,231	58,997
Sempra Energy	454	62,335
UGI Corp.	810	43,252
		274,867
Materials 2.6%
Celanese Corp. - Class A	102	10,958
DuPont de Nemours, Inc	440	33,051
FMC Corp.	555	46,074
International Paper Co.	1,364	59,072
Livent Corporation (b)	468	3,241
PPG Industries Inc.	536	62,611
		215,007
Real Estate 2.2%
American Tower Corporation	312	63,733
Boston Properties Inc.	155	20,011
Equinix, Inc.	82	41,509
Simon Property Group Inc.	333	53,198
		178,451
Total Common Stocks (cost $4,365,345)		5,327,492
GOVERNMENT AND AGENCY OBLIGATIONS 16.2%
Mortgage-Backed Securities 6.9%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 11/01/48	783	812
7.00%, 11/01/30 - 06/01/31	21	25
2.50%, 12/01/31 - 01/01/32	4,364	4,404
6.00%, 12/01/39	430	494
3.00%, 11/01/46 - 12/01/46	48,703	49,523
3.50%, 08/01/47 - 09/01/48	149,542	153,704
3.00%, 09/01/46 - 12/01/47	108,722	110,331
Federal National Mortgage Association, Inc.
4.50%, 09/01/23 - 11/01/44	4,472	4,761
2.47%, 05/01/25	2,650	2,684
2.68%, 05/01/25	5,190	5,306
2.81%, 07/01/25	6,000	6,172
2.99%, 10/01/25	1,799	1,870
3.09%, 10/01/25	870	907
2.49%, 12/01/26	6,162	6,219
2.89%, 12/01/26	5,678	5,877
3.00%, 05/01/27 - 02/01/45	14,315	14,595
7.50%, 09/01/29	5	6
2.50%, 05/01/30 - 01/01/32	4,823	4,864
2.00%, 11/01/31 - 12/01/31	1,763	1,746
TBA, 3.00%, 07/15/33 (c)	43,656	44,501
7.00%, 10/01/33	15	17
5.50%, 03/01/38	195	217
6.50%, 10/01/38 - 10/01/39	139	162
5.00%, 07/01/40	234	254
4.00%, 09/01/26 - 12/01/48	26,858	27,956
3.00%, 10/01/46	15,363	15,645
3.50%, 03/01/26 - 01/01/58	51,004	52,483
TBA, 2.50%, 07/15/48 (c)	950	943
Government National Mortgage Association
6.50%, 04/15/26	8	9
5.50%, 11/15/32 - 02/15/36	60	66
7.00%, 01/15/33 - 05/15/33	12	13
5.00%, 06/20/33 - 06/15/39	2,395	2,633
6.00%, 02/15/24 - 04/15/40	3,433	3,930
4.00%, 01/15/41 - 11/20/48	37,463	38,857
	Shares/Par[1]	Value ($)
4.50%, 06/15/40 - 05/15/42	833	898
TBA, 4.50%, 07/15/48 (c)	8,325	8,678
		571,562
U.S. Treasury Securities 5.4%
U.S. Treasury Bond
3.38%, 05/15/44	15,335	17,803
3.13%, 08/15/44 - 05/15/48	11,315	12,630
2.50%, 02/15/45 - 05/15/46	53,200	52,872
2.88%, 05/15/43 - 08/15/45	28,609	30,558
2.75%, 08/15/47	15,195	15,834
2.75%, 11/15/47 (d)	45,559	47,481
3.00%, 05/15/47 - 02/15/49	38,130	41,760
2.88%, 05/15/49 (a)	400	428
U.S. Treasury Note
2.13%, 12/31/22 - 03/31/24	11,950	12,118
2.50%, 02/28/21 - 01/31/24	24,660	25,112
2.25%, 04/30/24 (c)	17,165	17,546
3.00%, 09/30/25	7,080	7,559
2.38%, 04/30/26	24,255	25,032
2.88%, 09/30/23 - 08/15/28	70,640	75,304
3.13%, 11/15/28	500	548
2.63%, 06/30/23 - 02/15/29	24,520	25,644
2.38%, 05/15/29 (a) (c)	35,890	37,068
		445,297
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	16,914	17,404
Series JM-4165, REMIC, 3.50%, 09/15/41	2,459	2,529
Series AH-4143, REMIC, 1.75%, 09/15/42	10,798	10,610
Series DJ-4322, REMIC, 3.00%, 05/15/43	3,200	3,249
Federal National Mortgage Association, Inc.
Series 2018-GD-80, 3.50%, 12/25/47	7,181	7,351
Series 2018-PA-77, 3.50%, 02/25/48	10,765	11,048
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,799	4,960
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	11,898	12,001
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	29,341	29,833
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	5,386	5,540
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	3,254	3,297
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	18,203	18,646
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,974	2,034
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	20,797	21,384
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	6
		149,892
Municipal 0.9%
California, State of
7.35%, 11/01/39	3,170	4,793
7.63%, 03/01/40	85	134
Chicago Transit Authority
6.30%, 12/01/21	3,165	3,327
6.90%, 12/01/40	3,230	4,364
Empire State Development Corporation
2.10%, 03/15/22	5,915	5,917
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	1,959
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,389
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	761
Illinois, State of
5.10%, 06/01/33	7,865	8,282
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,960	3,264
Long Island Power Authority
3.63%, 09/01/22	2,860	2,946
Metropolitan Transportation Authority
6.67%, 11/15/39	1,490	2,081
7.34%, 11/15/39	75	115
6.09%, 11/15/40	405	547
Metropolitan Transportation Commission
7.04%, 04/01/50	1,335	2,155
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,116	8,549

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

323

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
6.66%, 04/01/57	1,035	1,352
New York State Thruway Authority
5.88%, 04/01/30	840	1,044
O'Hare International Airport
6.85%, 01/01/38	700	715
6.40%, 01/01/40	250	354
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	468
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 5.85%, 08/01/19	1,260	1,263
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,225
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,205	5,924
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	137
The Regents of the University of California
6.55%, 05/15/48	1,770	2,540
University of California, Berkeley
4.60%, 05/15/31	940	1,073
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,210
		70,888
Treasury Inflation Indexed Securities 0.6%
U.S. Treasury Inflation Indexed Note
0.38%, 01/15/27 (e)	19,407	19,535
0.50%, 01/15/28 (e)	30,024	30,521
		50,056
Sovereign 0.5%
Japan Bank For International Cooperation
2.25%, 02/24/20	4,578	4,579
2.13%, 06/01/20	3,834	3,833
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,413
3.88%, 04/23/23 (f)	5,700	5,971
4.00%, 03/14/29 (f)	3,407	3,672
Saudi Arabia, Government of
2.38%, 10/26/21 (f)	1,845	1,843
2.88%, 03/04/23 (f)	4,130	4,176
		39,487
Commercial Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.89%, 05/25/25 (g)	8,250	8,477
Series 2017-FA-M5, REMIC, 2.93%, (1M USD LIBOR + 0.49%), 04/25/24 (g)	574	573
Series 2017-FA-M13, REMIC, 2.84%, (1M USD LIBOR + 0.40%), 10/25/24 (g)	2,168	2,154
		11,204
Total Government And Agency Obligations (cost $1,289,848)		1,338,386
CORPORATE BONDS AND NOTES 11.6%
Financials 4.7%
ACE Capital Trust II
9.70%, 04/01/30	525	742
American International Group, Inc.
4.25%, 03/15/29	2,860	3,065
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,857
AXA
8.60%, 12/15/30	425	605
B.A.T. International Finance P.L.C.
3.25%, 06/07/22 (f)	1,945	1,974
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,651
3.85%, 04/12/23	3,000	3,113
Bank of America Corporation
2.63%, 10/19/20	2,000	2,008
3.00%, 12/20/23	820	835
4.13%, 01/22/24	5,325	5,690
4.20%, 08/26/24	4,600	4,885
3.59%, 07/21/28	5,315	5,537
3.97%, 02/07/30	2,065	2,210
	Shares/Par[1]	Value ($)
5.88%, 02/07/42	300	400
5.00%, 01/21/44	500	607
Banque Federative du Credit Mutuel
2.75%, 10/15/20 (f)	4,850	4,872
Barclays PLC
3.20%, 08/10/21	5,435	5,472
3.93%, 05/07/25	6,380	6,489
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	8,160	8,625
BB&T Corporation
3.20%, 09/03/21	6,165	6,273
BBVA USA
2.75%, 09/29/19	700	700
Berkshire Hathaway Inc.
2.75%, 03/15/23	2,690	2,734
BNP Paribas
2.95%, 05/23/22 (f)	740	747
3.38%, 01/09/25 (f)	3,180	3,232
BPCE
5.70%, 10/22/23 (f)	10,150	11,101
5.15%, 07/21/24 (f)	5,670	6,124
3.50%, 10/23/27 (f)	6,370	6,488
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,094
4.20%, 10/29/25	1,245	1,308
Capital One, National Association
2.25%, 09/13/21	1,500	1,494
Citigroup Inc.
2.50%, 07/29/19	1,155	1,155
4.50%, 01/14/22	605	636
4.13%, 07/25/28	2,855	3,014
8.13%, 07/15/39	65	103
5.88%, 01/30/42	165	217
5.30%, 05/06/44	814	975
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,182
Credit Agricole SA
3.75%, 04/24/23 (f)	1,955	2,026
3.25%, 10/04/24 (f)	3,020	3,072
4.38%, 03/17/25 (f)	5,055	5,305
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,086
3.63%, 09/09/24	325	342
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,965
3.68%, (3M USD LIBOR + 1.24%), 06/12/24 (f) (g)	4,500	4,512
3.87%, 01/12/29 (f)	1,330	1,370
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	4,961
3.75%, 03/26/25	2,690	2,804
Daimler Finance North America LLC
2.25%, 07/31/19 (f)	1,790	1,789
2.20%, 05/05/20 (f)	3,960	3,951
2.30%, 02/12/21 (f)	4,445	4,426
3.88%, 09/15/21 (f)	231	237
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,819
3.88%, 09/12/23 (f)	2,910	2,967
5.38%, 01/12/24 (f)	2,265	2,447
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	3,660	3,627
3.15%, 01/22/21	2,660	2,642
4.25%, 10/14/21	275	278
Discover Bank
3.10%, 06/04/20	4,700	4,723
4.20%, 08/08/23	3,550	3,765
Emera US Holdings Inc.
2.70%, 06/15/21	695	697
ERAC USA Finance LLC
2.35%, 10/15/19 (f)	2,880	2,882
4.50%, 08/16/21 (f)	620	646
3.30%, 10/15/22 (f)	1,045	1,073
5.63%, 03/15/42 (f)	1,200	1,441

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

324

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Fifth Third Bank
2.88%, 10/01/21	1,800	1,821
Ford Motor Credit Company LLC
3.10%, 05/04/23	7,425	7,298
General Electric Capital Corporation
5.55%, 05/04/20	473	486
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	5,991
3.95%, 04/13/24	3,790	3,869
HSBC Bank PLC
4.13%, 08/12/20 (f)	900	917
HSBC Holdings PLC
3.40%, 03/08/21	3,150	3,197
4.00%, 03/30/22	870	906
3.60%, 05/25/23	2,580	2,683
4.04%, 03/13/28 (g)	1,695	1,777
4.58%, 06/19/29 (h)	4,185	4,570
HSBC USA Inc.
5.88%, 11/01/34	250	314
Imperial Brands Finance PLC
3.75%, 07/21/22 (f)	8,285	8,520
ING Groep N.V.
3.15%, 03/29/22	880	896
3.95%, 03/29/27	2,860	3,007
JPMorgan Chase & Co.
4.50%, 01/24/22	825	869
3.25%, 09/23/22	1,000	1,027
3.38%, 05/01/23	1,060	1,089
4.45%, 12/05/29	8,085	8,984
6.40%, 05/15/38	425	585
5.40%, 01/06/42	540	685
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	136
4.57%, 02/01/29 (f)	456	501
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	594
Macquarie Bank Limited
2.40%, 01/21/20 (f)	660	660
Macquarie Group Limited
4.15%, 03/27/24 (a) (f)	8,100	8,459
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	2,770	3,058
MetLife, Inc.
4.13%, 08/13/42	265	284
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,222
Morgan Stanley
3.70%, 10/23/24	7,950	8,374
3.13%, 07/27/26	2,430	2,475
3.63%, 01/20/27	3,400	3,557
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,464
National Rural Utilities Cooperative Finance Corporation
3.05%, 02/15/22	445	455
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,214
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	13,358
PNC Bank, National Association
3.30%, 10/30/24	835	869
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,930	1,930
3.70%, 03/28/22	5,670	5,800
3.40%, 01/18/23	7,435	7,537
Societe Generale
3.25%, 01/12/22 (f)	2,985	3,026
Synchrony Financial
3.65%, 05/24/21	3,650	3,717
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	801
The Bank of New York Mellon Corporation
2.15%, 02/24/20	2,920	2,922
The Goldman Sachs Group, Inc.
6.00%, 06/15/20	205	212
	Shares/Par[1]	Value ($)
5.25%, 07/27/21	1,000	1,056
5.75%, 01/24/22	2,445	2,641
2.88%, 10/31/22	4,765	4,798
3.63%, 01/22/23	6,875	7,126
3.81%, 04/23/29	2,580	2,686
6.25%, 02/01/41	435	583
4.80%, 07/08/44	1,080	1,245
The Huntington National Bank
2.40%, 04/01/20	2,150	2,148
The PNC Financial Services Group, Inc.
3.90%, 04/29/24	830	874
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,401
U.S. Bancorp
3.70%, 01/30/24	900	953
UBS AG
2.20%, 06/08/20 (f)	5,025	5,019
UBS Group Funding (Jersey) Limited
2.95%, 09/24/20 (f)	2,840	2,858
3.00%, 04/15/21 (f)	3,500	3,532
Volkswagen Group of America, Inc.
2.45%, 11/20/19 (f)	775	776
WEA Finance LLC
2.70%, 09/17/19 (f)	990	991
3.25%, 10/05/20 (f)	2,400	2,422
4.13%, 09/20/28 (f)	7,285	7,745
Wells Fargo & Company
3.50%, 03/08/22	2,145	2,208
4.48%, 01/16/24	517	554
4.10%, 06/03/26	1,125	1,193
4.75%, 12/07/46	3,750	4,267
		384,259
Health Care 1.5%
Aetna Inc.
2.80%, 06/15/23	3,340	3,354
Allergan Funding SCS
3.45%, 03/15/22	3,525	3,595
3.80%, 03/15/25	3,150	3,267
4.85%, 06/15/44	750	778
Amgen Inc.
2.65%, 05/11/22	10,965	11,041
Anthem, Inc.
3.70%, 08/15/21	1,000	1,023
3.30%, 01/15/23	3,675	3,768
4.10%, 03/01/28	1,370	1,461
4.65%, 08/15/44	2,200	2,403
4.38%, 12/01/47	715	761
Bayer US Finance LLC
2.38%, 10/08/19 (f)	1,050	1,049
3.38%, 10/08/24 (f)	4,185	4,226
Biogen Inc.
2.90%, 09/15/20	2,245	2,256
Boston Scientific Corporation
4.00%, 03/01/29	535	579
Cardinal Health, Inc.
2.40%, 11/15/19	1,345	1,343
3.08%, 06/15/24	2,075	2,088
3.50%, 11/15/24	1,205	1,236
4.50%, 11/15/44	1,405	1,306
Catholic Health Initiatives
2.95%, 11/01/22	3,131	3,166
4.20%, 08/01/23 (a)	5,150	5,438
4.35%, 11/01/42	1,575	1,575
Celgene Corporation
3.55%, 08/15/22	1,265	1,310
Cigna Corporation
4.38%, 10/15/28 (f)	3,635	3,918
CVS Health Corporation
4.00%, 12/05/23	2,680	2,805
4.10%, 03/25/25	9,090	9,582
4.88%, 07/20/35	1,135	1,198
5.13%, 07/20/45	4,175	4,450
Dignity Health
2.64%, 11/01/19	255	256

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

325

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
3.81%, 11/01/24	1,703	1,792
4.50%, 11/01/42	4,186	4,331
EMD Finance LLC
2.95%, 03/19/22 (f)	3,020	3,046
Forest Laboratories, LLC
4.88%, 02/15/21 (f)	179	185
5.00%, 12/15/21 (f)	1,475	1,547
Gilead Sciences, Inc.
2.55%, 09/01/20	1,120	1,123
Humana Inc.
2.90%, 12/15/22	5,515	5,589
McKesson Corporation
2.85%, 03/15/23	90	91
3.80%, 03/15/24	735	771
Medtronic, Inc.
3.15%, 03/15/22	1,070	1,099
3.63%, 03/15/24	360	380
Merck & Co., Inc.
2.80%, 05/18/23	940	963
4.15%, 05/18/43	630	708
Mercy Health
3.56%, 08/01/27	4,070	4,240
Mylan Inc
4.55%, 04/15/28 (a)	3,820	3,777
5.20%, 04/15/48	1,670	1,549
Mylan N.V.
3.95%, 06/15/26	8,140	7,855
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/23	4,595	3,978
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	1,670	1,609
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	610
2.88%, 03/15/22	70	71
3.35%, 07/15/22	1,090	1,126
3.75%, 07/15/25	1,820	1,942
		127,614
Utilities 1.3%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	1,598	2,137
5.15%, 11/15/43	50	61
Boston Gas Company
3.15%, 08/01/27 (f)	960	974
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,333
Commonwealth Edison Company
3.65%, 06/15/46	465	474
Consolidated Edison Company of New York, Inc.
4.63%, 12/01/54	910	1,020
Dominion Energy South Carolina, Inc.
4.25%, 08/15/28	3,380	3,785
6.63%, 02/01/32	1,384	1,823
6.05%, 01/15/38	3,265	4,238
4.35%, 02/01/42	489	535
4.60%, 06/15/43	825	941
Dominion Energy, Inc.
2.96%, 07/01/19 (i)	1,380	1,380
2.58%, 07/01/20 (i)	2,875	2,872
4.10%, 04/01/21 (i)	3,275	3,352
2.72%, 08/15/21 (i)	1,190	1,191
DTE Energy Company
3.80%, 03/15/27	2,245	2,352
Duke Energy Corporation
4.30%, 06/15/20	875	891
6.10%, 06/01/37	2,200	2,911
Electricite de France
5.25%, (callable at 100 beginning 01/29/23) (f) (j)	770	789
5.63%, (callable at 100 beginning 01/22/24) (a) (f) (j)	2,000	2,054
4.88%, 01/22/44 (f)	450	496
Entergy Utility Assets, LLC
3.12%, 09/01/27	2,090	2,129
Eversource Energy
2.90%, 10/01/24	2,725	2,764
3.15%, 01/15/25	400	410
	Shares/Par[1]	Value ($)
FirstEnergy Corp.
3.90%, 07/15/27	705	739
Florida Power & Light Company
5.25%, 02/01/41	1,465	1,823
Fortis Inc.
3.06%, 10/04/26	3,390	3,363
Georgia Power Company
4.75%, 09/01/40	1,085	1,182
4.30%, 03/15/42	786	831
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	671
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (f)	3,290	2,904
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,644
MidAmerican Energy Company
4.25%, 05/01/46	55	62
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	900
3.50%, 04/01/29	1,335	1,386
Niagara Mohawk Power Corporation
4.28%, 12/15/28 (f)	5,360	5,902
NiSource Finance Corp.
4.80%, 02/15/44	465	518
Oglethorpe Power Corporation (An Electric Membership Corporation)
5.25%, 09/01/50	3,200	3,750
Oncor Electric Delivery Company LLC
4.10%, 06/01/22	1,760	1,846
2.95%, 04/01/25	576	591
5.25%, 09/30/40	325	407
PPL Electric Utilities Corporation
6.25%, 05/15/39	60	82
SCANA Corporation
6.25%, 04/01/20	2,274	2,333
4.75%, 05/15/21	3,538	3,623
4.13%, 02/01/22	2,009	2,053
Sempra Energy
3.25%, 06/15/27	3,630	3,627
Southern California Edison Company
2.40%, 02/01/22	685	680
3.70%, 08/01/25	735	759
5.55%, 01/15/37	500	574
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,532
The Southern Company
2.75%, 06/15/20	4,000	4,012
2.95%, 07/01/23	3,820	3,872
Xcel Energy Inc.
3.70%, 08/15/47	277	279
		103,857
Communication Services 1.1%
AT&T Inc.
4.45%, 04/01/24	3,220	3,465
3.95%, 01/15/25	160	169
3.60%, 07/15/25	8,175	8,475
4.13%, 02/17/26	3,300	3,514
4.90%, 08/15/37	725	783
4.85%, 03/01/39	4,662	5,000
Charter Communications Operating, LLC
5.38%, 05/01/47	795	836
Comcast Corporation
3.95%, 10/15/25	4,345	4,688
5.65%, 06/15/35	165	205
4.40%, 08/15/35	2,325	2,595
6.50%, 11/15/35	165	224
4.60%, 10/15/38	2,225	2,547
3.97%, 11/01/47	237	249
4.00%, 11/01/49	285	300
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	1,990
4.80%, 02/01/35 (f)	2,695	2,737
6.45%, 12/01/36 (f)	215	252
4.60%, 08/15/47 (f)	400	413

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

326

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Fox Corporation
4.03%, 01/25/24 (f)	1,435	1,524
Orange
9.00%, 03/01/31 (i)	2,700	4,108
Sky Limited
2.63%, 09/16/19 (f)	1,785	1,785
3.75%, 09/16/24 (f)	4,090	4,343
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	501
7.30%, 07/01/38	285	349
6.75%, 06/15/39	285	333
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	8,892
Tencent Holdings Limited
3.60%, 01/19/28 (f)	6,030	6,152
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	231
TWDC Enterprise 18 Corp.
4.50%, 02/15/21 (f)	850	882
3.00%, 09/15/22 (f)	750	766
4.00%, 10/01/23 (f)	3,320	3,541
Verizon Communications Inc.
2.95%, 03/15/22	875	893
4.81%, 03/15/39	374	430
4.75%, 11/01/41	265	300
4.86%, 08/21/46	692	804
4.52%, 09/15/48	8,805	9,857
4.67%, 03/15/55	859	974
Viacom Inc.
4.25%, 09/01/23	7,650	8,084
		93,191
Energy 0.8%
Anadarko Finance Company
7.50%, 05/01/31	822	1,091
Anadarko Petroleum Corporation
4.85%, 03/15/21	2,568	2,658
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,913
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,028
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	603
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	724
Energy Transfer LP
7.60%, 02/01/24	1,030	1,189
4.05%, 03/15/25	6,000	6,241
EQM Midstream Partners, LP
4.75%, 07/15/23	8,955	9,281
Equinor ASA
2.90%, 11/08/20	1,945	1,965
3.70%, 03/01/24 (a)	50	53
Hess Corporation
7.30%, 08/15/31	4,890	6,043
Kinder Morgan Energy Partners, L.P.
5.30%, 09/15/20	1,675	1,730
Marathon Oil Corporation
2.70%, 06/01/20	1,740	1,744
Petroleos Mexicanos
6.38%, 02/04/21	5,185	5,320
5.38%, 03/13/22	640	645
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,634
Pioneer Natural Resources Company
7.50%, 01/15/20	4,977	5,105
Regency Energy Partners LP
5.88%, 03/01/22	1,026	1,100
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	7,520	7,608
Schlumberger Holdings Corporation
3.90%, 05/17/28 (f)	1,659	1,725
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	910	936
3.90%, 07/15/26	1,095	1,119
	Shares/Par[1]	Value ($)
TransCanada PipeLines Limited
3.80%, 10/01/20	975	991
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	5,027
		69,473
Consumer Staples 0.8%
Altria Group, Inc.
4.75%, 05/05/21	548	571
4.80%, 02/14/29	1,790	1,929
4.50%, 05/02/43	745	711
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	3,000	3,150
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (k)	680	691
2.50%, 07/15/22	731	736
3.50%, 01/12/24	5,425	5,664
4.75%, 01/23/29	9,980	11,316
4.38%, 04/15/38	1,050	1,112
4.95%, 01/15/42	200	222
3.75%, 07/15/42	820	786
BAT Capital Corp.
3.56%, 08/15/27	15,925	15,849
Conagra Brands, Inc.
4.60%, 11/01/25	1,760	1,912
5.30%, 11/01/38	1,285	1,398
Kraft Heinz Foods Company
4.00%, 06/15/23 (a)	1,365	1,427
3.00%, 06/01/26	1,595	1,551
4.38%, 06/01/46	6,970	6,619
Philip Morris International Inc.
4.88%, 11/15/43	430	487
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,656
The Kroger Co.
3.30%, 01/15/21	745	754
3.85%, 08/01/23	1,830	1,913
4.00%, 02/01/24	1,775	1,875
		63,329
Information Technology 0.4%
Apple Inc.
3.00%, 02/09/24	1,765	1,821
3.25%, 02/23/26	1,106	1,156
Broadcom Corporation
3.63%, 01/15/24	6,845	6,907
Fiserv, Inc.
3.20%, 07/01/26	3,055	3,123
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	3,071
Microsoft Corporation
2.88%, 02/06/24	4,745	4,914
2.40%, 08/08/26	2,145	2,156
3.70%, 08/08/46	1,500	1,628
Oracle Corporation
3.25%, 11/15/27	4,910	5,139
		29,915
Industrials 0.3%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,423
Deere & Company
4.38%, 10/16/19	185	186
Lockheed Martin Corporation
2.50%, 11/23/20	810	813
4.85%, 09/15/41	955	1,107
4.07%, 12/15/42	2,000	2,211
Penske Truck Leasing Co., L.P.
3.20%, 07/15/20 (f)	2,880	2,900
3.38%, 02/01/22 (f)	2,200	2,241
3.95%, 03/10/25 (f)	7,290	7,631
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,390
United Technologies Corporation
3.95%, 08/16/25	2,545	2,743
		28,645

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

327

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Real Estate 0.3%
American Tower Corporation
3.45%, 09/15/21	4,000	4,082
5.00%, 02/15/24	410	451
AvalonBay Communities, Inc.
3.63%, 10/01/20	905	917
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	6,174
Crown Castle International Corp.
3.65%, 09/01/27	2,325	2,394
3.80%, 02/15/28	1,920	1,988
ERP Operating Limited Partnership
4.75%, 07/15/20	765	779
HCP, Inc.
4.00%, 06/01/25	4,670	4,925
Realty Income Corporation
5.75%, 01/15/21	335	349
Scentre Group Trust 1
2.38%, 11/05/19 (f)	3,175	3,176
		25,235
Materials 0.2%
CNAC (Hk) Synbridge Company Limited
5.00%, 05/05/20	9,375	9,468
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (i)	4,300	4,501
		13,969
Consumer Discretionary 0.2%
Alibaba Group Holding Limited
2.50%, 11/28/19	2,305	2,306
3.40%, 12/06/27	5,245	5,327
Amazon.com, Inc.
2.50%, 11/29/22	1,265	1,282
4.80%, 12/05/34	1,000	1,226
4.95%, 12/05/44	815	1,027
4.25%, 08/22/57	1,205	1,387
Lowe`s Companies, Inc.
4.55%, 04/05/49	880	949
		13,504
Total Corporate Bonds And Notes (cost $918,079)		952,991
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 4.0%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26 (f) (l)	1,190	1,190
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (f) (i)	4,564	4,662
Angel Oak Mortgage Trust I LLC
Series 2017-A1-3, 2.71%, 11/25/21 (f) (g)	770	761
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (f) (g)	6,396	6,520
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (f) (g)	4,967	5,042
Apidos CLO XXII
Series 2015-A2A-22A, 4.64%, (3M USD LIBOR + 2.05%), 10/20/27 (f) (g)	5,150	5,150
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.78%, (3M USD LIBOR + 1.19%), 04/17/26 (f) (g)	921	922
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21 (f)	2,570	2,595
Series 2017-A2-A, 1.91%, 04/15/26 (f)	316	315
Series 2018-A2-A, 2.55%, 10/15/26 (f)	1,696	1,698
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 3.90%, (3M USD LIBOR + 1.30%), 01/16/30 (f) (g)	7,830	7,824
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 3.69%, (3M USD LIBOR + 1.09%), 01/15/31 (f) (g)	1,380	1,364
Avery Point IV CLO Ltd
Series 2014-AR-1A, 3.68%, (3M USD LIBOR + 1.10%), 04/27/26 (f) (g)	1,105	1,106
Series 2014-BR-1A, 4.18%, (3M USD LIBOR + 1.60%), 04/27/26 (f) (g)	4,930	4,930
BA Master Credit Card Trust II
Series 2017-B-1A, 2.56%, 01/21/20 (f)	995	994
	Shares/Par[1]	Value ($)
Series 2018-A-1A, 2.87%, (1M USD LIBOR + 0.49%), 01/23/23 (f) (g)	7,450	7,437
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28 (f)	3,210	3,544
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,219
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (f) (g)	3,124	3,187
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (f) (g)	1,449	1,489
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 06/28/57 (f) (g)	2,058	2,090
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (f) (g)	1,938	1,997
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (f) (g)	1,499	1,522
BlueMountain CLO Ltd
Series 2012-BR2-2A, 3.97%, (3M USD LIBOR + 1.45%), 11/20/28 (f) (g)	4,820	4,797
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20 (f)	1,332	1,337
Series 2017-A3-1A, 2.05%, 03/19/21 (f)	1,386	1,384
Series 2018-A3-2A, 3.27%, 12/19/21 (f)	395	402
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26 (f)	2,466	2,470
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	2,952
Cent CLO 24 Ltd
Series 2015-A2R-24A, 4.25%, (3M USD LIBOR + 1.65%), 10/15/26 (f) (g)	2,185	2,176
Cent CLO 27 Ltd
Series 2018-A1-27A, 3.73%, (3M USD LIBOR + 1.15%), 10/25/28 (f) (g)	930	930
Chesapeake Funding II LLC
Series 2016-A2-2A, 3.39%, (1M USD LIBOR + 1.00%), 09/15/19 (f) (g)	750	751
Series 2017-A1-2A, 1.99%, 10/15/20 (f)	2,009	2,004
Series 2017-A2-2A, 2.84%, (1M USD LIBOR + 0.45%), 10/15/20 (f) (g)	1,371	1,371
Series 2017-A1-3A, 1.91%, 01/15/21 (f)	2,065	2,055
Series 2018-A1-2A, 3.23%, 12/15/21 (f)	3,083	3,120
Series 2016-A2-1A, 3.54%, (1M USD LIBOR + 1.15%), 03/15/28 (f) (g)	141	141
Chrysler Capital Auto Receivables Trust
Series 2016-C-AA, 3.25%, 06/15/22 (f)	795	797
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (f) (g)	3,446	3,491
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49 (f)	1,347	1,367
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (f) (g)	1,414	1,421
Series 2018-A1-3, REMIC, 3.69%, 10/26/48 (f)	1,617	1,652
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	904
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,607
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21 (f)	6,105	6,133
Daimler Trucks Retail Trust
Series 2019-A2-1, 2.77%, 04/15/20 (f)	2,335	2,337
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24 (f)	1,245	1,294
Series 2019-A2II-1A, 4.02%, 05/20/26 (f)	1,110	1,145
Deephave Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (f) (g)	1,593	1,591
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (f) (g)	856	854
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (f) (g)	935	926
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23 (f)	1,396	1,406
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (f) (g)	313	311
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20 (f)	5,285	5,309

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

328

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Enterprise Fleet Financing, LLC
Series 2017-A2-1, 2.13%, 01/20/20 (f)	376	375
Series 2017-A2-2, 1.97%, 04/20/20 (f)	1,098	1,096
Series 2017-A2-3, 2.13%, 08/20/20 (f)	1,723	1,720
Series 2018-A2-1, 2.87%, 02/20/21 (f)	2,705	2,718
Series 2018-A2-3, 3.38%, 10/20/21 (f)	4,020	4,073
Finance of America Structured Securities Trust
Series 2018-A-HB1, 3.38%, 09/25/20 (f) (g)	2,500	2,505
First Investors Auto Owner Trust
Series 2017-A1-2A, 1.86%, 10/15/21 (f)	76	76
Series 2017-A1-3A, 2.00%, 03/15/22 (f)	786	785
Series 2017-A2-3A, 2.41%, 12/15/22 (f)	1,680	1,681
First National Master Note Trust
Series 2018-A-1, 2.85%, (1M USD LIBOR + 0.46%), 10/15/21 (g)	7,680	7,681
Ford Credit Floorplan Master Owner Trust A
Series 2013-A-2, 2.09%, 03/15/20 (f)	600	599
FREMF Mortgage Trust
Series 2013-B-K712, REMIC, 3.45%, 12/25/19 (f) (g)	1,145	1,146
Series 2013-B-K713, REMIC, 3.26%, 04/25/20 (f) (g)	815	818
Series 2010-B-K7, REMIC, 5.69%, 04/25/20 (f) (g)	1,975	2,013
Series 2018-B-K733, REMIC, 4.22%, 09/25/25 (f) (g)	4,015	4,185
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 3.86%, (3M USD LIBOR + 1.28%), 04/24/29 (g)	1,540	1,540
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21 (f)	1,655	1,660
Series 2017-A4-1, 2.36%, 01/20/23 (f)	2,580	2,578
Series 2018-A4-1, 2.83%, 06/17/24 (f)	1,414	1,429
GS Mortgage Securities Corp Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,067
GTP Acquisition Partners I, LLC
Series 2015-A-1, 2.35%, 06/15/20 (f)	1,145	1,141
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22 (f)	6,560	6,603
Horizon Aircraft Finance I Ltd
Series 2018-A-1, 4.46%, 12/15/25 (f)	238	246
Horizon Aircraft Finance Ltd
Series 2019-A-1, 3.72%, 07/15/26 (c) (f) (m)	870	870
Hyundai Auto Lease Securitization Trust
Series 2018-A2A-A, 2.55%, 08/17/20 (f)	3,212	3,212
KKR CLO 16 Ltd
Series A1R-16, 3.69%, (3M USD LIBOR + 1.25%), 01/20/29 (f) (g)	3,690	3,690
Madison Park Funding XI Ltd
Series 2013-AR-11A, 3.75%, (3M USD LIBOR + 1.16%), 07/23/29 (f) (g)	3,300	3,300
Madison Park Funding XII Ltd
Series 2014-AR-12A, 3.85%, (3M USD LIBOR + 1.26%), 07/20/26 (f) (g)	1,096	1,096
Madison Park Funding XVIII Ltd
Series 2015-A1R-18A, 3.78%, (3M USD LIBOR + 1.19%), 10/21/30 (f) (g)	6,530	6,526
Magnetite VII Ltd
Series 2012-A1R2-7A, 3.40%, (3M USD LIBOR + 0.80%), 01/18/28 (f) (g)	4,265	4,238
Magnetite XVIII Ltd
Series 2016-BR-18A, 4.02%, (3M USD LIBOR + 1.50%), 11/15/28 (f) (g)	6,315	6,264
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26 (f)	544	562
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (f) (g)	2,123	2,132
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (f) (g)	2,318	2,324
Series 2016-A1-1, REMIC, 2.50%, 07/25/23 (f)	563	562
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22 (f)	1,875	1,873
Series 2016-A5-AA, 2.21%, 12/15/32 (f)	1,865	1,865
	Shares/Par[1]	Value ($)
Nationstar HECM Loan Trust
Series 2018-A-1A, 2.76%, 02/25/20 (g) (m) (n) (o)	642	640
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (f) (g)	2,566	2,667
OBP Depositor LLC Trust
Series 2010-A-OBP, 4.65%, 07/15/20 (f)	495	502
Octagon Investment Partners 30 Ltd
Series 2017-A1-1A, 3.91%, (3M USD LIBOR + 1.32%), 03/17/30 (f) (g)	2,025	2,030
OneMain Direct Auto Receivables Trust
Series 2017-A-2A, 2.31%, 12/14/21 (f)	1,337	1,335
Series 2018-A-1A, 3.43%, 12/16/24 (f)	6,585	6,678
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21 (f)	1,461	1,457
Series 2016-A-1A, 3.66%, 02/20/29 (f)	655	658
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21 (f)	1,590	1,600
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20 (f)	2,045	2,064
Series 2016-C-1, 2.88%, 07/15/21 (f)	2,130	2,138
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,752
Series 2018-C-1, 3.45%, 03/15/23 (f)	2,595	2,644
Series 2014-C-1, 2.90%, 10/15/44 (f)	2,125	2,125
Securitized Term Auto Receivables Trust
Series 2017-A3-1A, 1.89%, 08/25/20 (f)	575	574
Series 2017-A3-2A, 2.04%, 04/26/21 (f)	1,332	1,329
Series 2018-A3-2A, 3.33%, 10/25/21 (f)	10,650	10,786
Seneca Park CLO Ltd
Series 2014-AR-1A, 3.71%, (3M USD LIBOR + 1.12%), 07/17/26 (f) (g)	758	759
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35 (f)	3,560	3,687
Shackleton CLO Ltd
Series 2015-A1R-8A, 3.51%, 10/20/27 (f)	5,650	5,641
SoFi Consumer Loan Program Trust
Series 2018-A1-2, 2.93%, 06/25/20 (f)	1,258	1,259
Series 2018-A-4, 3.54%, 12/25/21 (f)	5,079	5,135
Sound Point CLO LTD
Series 2017-A-1A, 3.98%, (3M USD LIBOR + 1.39%), 01/23/29 (f) (g)	1,300	1,300
Series 2013-A1-2RA, 3.55%, (3M USD LIBOR + 0.95%), 04/15/29 (f) (g)	5,400	5,359
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 03/15/20 (f)	1,262	1,263
Series 2015-A-BA, 3.48%, 07/15/21 (f)	1,160	1,171
SPS Servicer Advance Receivables Trust
Series 2018-AT1-T1, 3.62%, 10/15/20 (f)	2,425	2,456
START Ireland
Series 2019-A-1, 4.09%, 03/15/26 (f)	1,576	1,586
Symphony CLO XIV Ltd
Series 2014-A2R-14A, 3.88%, (3M USD LIBOR + 1.28%), 07/14/26 (f) (g)	1,710	1,711
Thacher Park CLO Ltd
Series 2014-AR-1A, 3.75%, (3M USD LIBOR + 1.16%), 10/20/26 (f) (g)	880	881
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (f) (g)	1,295	1,285
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (f) (g)	800	801
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (f) (g)	2,650	2,657
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (f) (g)	1,601	1,613
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (f) (g)	3,549	3,561
Trillium Credit Card Trust II
Series 2018-A-2A, 2.75%, (1M USD LIBOR + 0.35%), 09/28/20 (f) (g)	4,000	4,003
United Airlines Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	599	620
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	187	197

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

329

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

	Shares/Par[1]	Value ($)
Usaa Ultra Short-Term Bond Fund
Series 2019-B-75A, 4.34%, (3M USD LIBOR + 1.80%), 01/16/29 (f) (g)	4,910	4,908
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23 (f)	2,827	2,904
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (f) (g) (i)	3,244	3,269
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (f)	952	950
Voya CLO Ltd
Series 2014-AAR2-1A, 3.59%, (3M USD LIBOR + 0.99%), 04/18/31 (f) (g)	865	856
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	5,674
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,947
Westlake Automobile Receivables Trust
Series 2018-A2A-1A, 2.24%, 07/15/19 (f)	1,307	1,307
Series 2018-A2A-3A, 2.98%, 01/18/22 (f)	3,624	3,635
Wheels SPV 2, LLC
Series 2017-A2-1A, 1.88%, 03/20/20 (f)	834	832
Total Non-U.S. Government Agency Asset-Backed Securities (cost $331,407)		333,448
SHORT TERM INVESTMENTS 4.6%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 2.26% (p) (q)	265,092	265,092
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 2.39% (p) (q)	71,325	71,325
Treasury Securities 0.5%
U.S. Treasury Bill
2.36%, 07/16/19 (a) (r)	21,130	21,110
2.09%, 09/19/19 (r)	22,100	21,998
		43,108
Total Short Term Investments (cost $379,521)		379,525
Total Investments 101.1% (cost $7,284,200)		8,331,842
Total Forward Sales Commitments 0.0% (proceeds $1,149)		(1,150)
Other Assets and Liabilities, Net (1.1)%		(90,549)
Total Net Assets 100.0%		8,240,143

(a)  All or a portion of the security was on loan.

(b)  Non-income producing security.

(c)   All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2019, the total payable for investments purchased on a delayed delivery basis was $108,907.

(d)   All or a portion of the security is pledged or segregated as collateral.

(e)   Treasury inflation indexed note, par amount is adjusted for inflation.

(f)   The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Series Trust's Board of Trustees. As of June 30, 2019, the value and the percentage of net assets of these liquid securities was $609,159 and 7.4%, respectively.

(g)  Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h)  Convertible security.

(i)  Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2019.

(j)   Perpetual security. Next contractual call date presented, if applicable.

(k)   The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l)   Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(m)   Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(n)   The Adviser has deemed this security to be illiquid based on procedures approved by the JNL Series Trust's Board of Trustees.

(o)   Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(p)  Investment in affiliate.

(q)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2019.

(r)   The coupon rate represents the yield to maturity.

FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 07/15/48 (a)	(1,100)	(1,150)
Total Government And Agency Obligations (proceeds $1,149)		(1,150)
Total Forward Sales Commitments (0.0%) (proceeds $1,149)		(1,150)

(a)  All or a portion of the security was sold on a delayed delivery basis. As of June 30, 2019, the total proceeds for investments sold on a delayed delivery basis was $1,149.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331

330

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

June 30, 2019

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	IDR - Indonesian Rupiah	RUB - Russian Ruble
AUD - Australian Dollar	DKK - Danish Krone	ILS - Israeli New Shekel	SEK - Swedish Krona
BRL - Brazilian Real	DOP - Dominican Peso	JPY - Japanese Yen	SGD - Singapore Dollar
CAD - Canadian Dollar	EGP - Egyptian Pound	MXN - Mexican Peso	THB - Thai Baht
CLP - Chilean Peso	EUR - European Currency Unit (Euro)	MYR - Malaysian Ringgit	TRY - New Turkish Lira
CNH - Chinese Offshore Yuan	GBP - British Pound	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	HKD - Hong Kong Dollar	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	HUF - Hungarian Forint	PLN - Polish Zloty

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	IBEX - Spanish Exchange Index
ABS - Asset-Backed Security	ICE - Intercontinental Exchange
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
ASX - Australian Stock Exchange	JIBAR - South African Johannesburg Interbank Agreed Rate
BRAZIBOR - Brazil Interbank Offered Rate	KOSPI - Korea Composite Stock Price Index
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LIBOR - London Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - Chess Depository Interest	MICEX - Moscow Interbank Offered Rate
CDO - Collateralized Debt Obligation	MSCI - Morgan Stanley Capital International
CDX.EM - Credit Default Swap Index - Emerging Markets	NASDAQ - National Association of Securities Dealers Automated Quotations
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	NVDR - Non-Voting Depositary Receipt
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NYRS - New York Registered Share
CLO - Collateralized Loan Obligation	OAO - Russian Open Joint Stock Company
CMBX.NA - Commercial Mortgage-backed Securities Index - North America	OAT - Obligations Assimilables du Tresor
CPURRNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OMX - Option Market Index
CVA - Commanditaire Vennootschap op Aandelen	PJSC - Private Joint Stock Co.
DIP - Debtor-in-possession	PRIBOR - Czech Interbank Offered Rate
EAFE - Europe, Asia and Far East	RBOB - Reformulated Blendstock for Oxygenate Blending
ETF - Exchange Traded Fund	REIT - Real Estate Investment Trust
EURIBOR - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	RTS - Russian Trading System
term of 4.5 to 5.5 years	SDR - Swedish Depositary Receipt
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	S&P - Standard & Poor's
term of 8.5 to 10.5 years	SOFR - Secured Overnight Financing Rate
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SPDR - Standard & Poor's Depositary Receipt
term of 24 to 35 years	SPI - Schedule Performance Index
Euro OAT - debt instrument issued by the Republic of Italy with a	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
term of 8.5 to 10.5 years	TBD - To Be Determined
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TELBOR - Tel Aviv Interbank Offered Rate
term of 1.75 to 2.25 years	UFJ - United Financial of Japan
FDR - Fiduciary Depositary Receipt	ULSD - Ultra-low sulfur diesel
FTSE - Financial Times and the London Stock Exchange	US - United States
GDR - Global Depositary Receipt	WIBOR - Poland Warsaw Interbank Offered Rate
HIBOR - Hing Kong Interbank Offered Rate	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	RBC - Royal Bank of Canada
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGA - SG Americas Securities LLC
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SGB - Societe Generale Bannon LLC
BNY - BNY Capital Markets	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	UBS - UBS Securities, LLC
BTI - BTIG LLC	MLP - Merrill Lynch Professional Clearing Corp.
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIB - Canadian Imperial Bank of Commerce	NSI - Nomura Securities International Inc.
CIT - Citibank, Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 331.

331

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2019

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.